UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2019

Date of reporting period: June 30, 2018

Item 1.	Schedules of Investments.

iShares® Asia 50 ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
China — 35.9%
Bank of China Ltd., Class H	42,307,000	$ 20,977,029
China Construction Bank Corp., Class H	59,580,960	55,058,914
China Life Insurance Co. Ltd., Class H	4,103,000	10,590,310
China Mobile Ltd.	2,979,000	26,465,825
China Overseas Land & Investment Ltd.	1,986,000	6,543,678
China Petroleum & Chemical Corp., Class H	14,565,600	13,014,532
CNOOC Ltd.	8,937,000	15,423,842
Geely Automobile Holdings Ltd.	2,648,000	6,868,542
Industrial & Commercial Bank of China Ltd., Class H	43,892,115	32,840,272
PetroChina Co. Ltd., Class H	11,916,000	9,067,488
Ping An Insurance Group Co. of China Ltd., Class H	2,813,500	25,892,039
Tencent Holdings Ltd.	3,032,700	152,225,463
		374,967,934
Hong Kong — 17.2%
AIA Group Ltd.	6,686,200	58,463,609
CK Asset Holdings Ltd.	1,449,148	11,507,552
CK Hutchison Holdings Ltd.	1,519,648	16,115,674
CLP Holdings Ltd.	1,089,000	11,729,155
Galaxy Entertainment Group Ltd.	1,440,000	11,150,412
Hang Seng Bank Ltd.	397,200	9,933,227
Hong Kong & China Gas Co. Ltd.	4,965,602	9,506,573
Hong Kong Exchanges & Clearing Ltd.	649,100	19,525,661
Link REIT	1,158,500	10,580,212
Sands China Ltd.	1,324,000	7,079,492
Sun Hung Kai Properties Ltd.	911,000	13,748,402
		179,339,969
Singapore — 6.0%
DBS Group Holdings Ltd.	993,000	19,379,340
Oversea-Chinese Banking Corp. Ltd.(a)	2,184,674	18,650,242
Singapore Telecommunications Ltd.	4,600,900	10,392,939
United Overseas Bank Ltd.	761,300	14,941,245
		63,363,766
South Korea — 22.5%
Celltrion Inc.(a)(b)	55,608	15,143,139
Hyundai Mobis Co. Ltd.	38,410	7,306,344
Hyundai Motor Co.	83,081	9,355,465
KB Financial Group Inc.	215,150	10,192,840
KT&G Corp.	69,510	6,673,459
LG Chem Ltd.	26,149	7,824,757
NAVER Corp.	16,550	11,330,327
POSCO	44,354	13,093,285
Samsung C&T Corp.	51,650	5,399,035
Samsung Electronics Co. Ltd.	2,723,799	114,010,967
Shinhan Financial Group Co. Ltd.	249,243	9,683,465
SK Hynix Inc.	323,387	24,866,995
		234,880,078
Security	Shares	Value
Taiwan — 16.4%
Cathay Financial Holding Co. Ltd.	4,965,866	$ 8,762,766
Chunghwa Telecom Co. Ltd.	1,986,551	7,167,313
CTBC Financial Holding Co. Ltd.	11,585,359	8,340,805
Formosa Chemicals & Fibre Corp.	2,317,804	9,236,702
Formosa Plastics Corp.	2,648,071	9,771,159
Fubon Financial Holding Co. Ltd.	4,303,000	7,212,008
Hon Hai Precision Industry Co. Ltd.	8,606,066	23,485,074
Largan Precision Co. Ltd.	49,000	7,216,163
MediaTek Inc.	845,112	8,315,713
Nan Ya Plastics Corp.	2,979,510	8,521,681
Taiwan Semiconductor Manufacturing Co. Ltd.	10,261,343	72,866,188
		170,895,572
Total Common Stocks — 98.0% (Cost: $918,606,892)		1,023,447,319
Preferred Stocks
South Korea — 1.4%
Samsung Electronics Co. Ltd., NVS, Preference Shares	417,391	14,100,288
Total Preferred Stocks — 1.4% (Cost: $16,186,798)		14,100,288
Short-Term Investments
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	13,637,977	13,640,704
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	1,412,451	1,412,451
		15,053,155
Total Short-Term Investments — 1.4% (Cost: $15,051,478)		15,053,155
Total Investments in Securities — 100.8% (Cost: $949,845,168)		1,052,600,762
Other Assets, Less Liabilities — (0.8)%		(8,682,858)
Net Assets — 100.0%		$ 1,043,917,904

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® Asia 50 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,239,180	(601,203)	13,637,977	$13,640,704	$123,064 (a)	$ 22	$ 2,951
BlackRock Cash Funds: Treasury, SL Agency Shares	756,323	656,128	1,412,451	1,412,451	7,162	—	—
				$15,053,155	$130,226	$ 22	$ 2,951

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,023,447,319	$ —	$ —	$1,023,447,319
Preferred Stocks	14,100,288	—	—	14,100,288
Money Market Funds	15,053,155	—	—	15,053,155
	$1,052,600,762	$ —	$ —	$1,052,600,762
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Core S&P 500 ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
Arconic Inc.	2,754,108	$ 46,847,377
Boeing Co. (The)	3,526,304	1,183,110,255
General Dynamics Corp.	1,777,011	331,252,620
Harris Corp.	763,760	110,393,870
Huntington Ingalls Industries Inc.	282,276	61,194,614
L3 Technologies Inc.	505,338	97,186,604
Lockheed Martin Corp.	1,598,506	472,246,628
Northrop Grumman Corp.	1,125,253	346,240,348
Raytheon Co.	1,849,680	357,321,182
Rockwell Collins Inc.	1,056,223	142,252,114
Textron Inc.	1,654,046	109,018,172
TransDigm Group Inc.	312,106	107,720,265
United Technologies Corp.	4,791,155	599,038,110
		3,963,822,159
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	902,564	75,508,504
Expeditors International of Washington Inc.	1,120,894	81,937,352
FedEx Corp.	1,583,001	359,436,207
United Parcel Service Inc., Class B	4,438,119	471,461,381
		988,343,444
Airlines — 0.4%
Alaska Air Group Inc.	799,974	48,310,430
American Airlines Group Inc.	2,670,973	101,390,135
Delta Air Lines Inc.	4,156,944	205,935,006
Southwest Airlines Co.	3,434,257	174,734,996
United Continental Holdings Inc.(a)	1,522,838	106,187,494
		636,558,061
Auto Components — 0.2%
Aptiv PLC	1,710,551	156,737,788
BorgWarner Inc.	1,270,524	54,835,816
Goodyear Tire & Rubber Co. (The)	1,501,935	34,980,066
		246,553,670
Automobiles — 0.4%
Ford Motor Co.	25,162,310	278,546,772
General Motors Co.	8,160,085	321,507,349
Harley-Davidson Inc.	1,052,889	44,305,569
		644,359,690
Banks — 6.1%
Bank of America Corp.	60,719,576	1,711,684,847
BB&T Corp.	5,009,308	252,669,496
Citigroup Inc.	16,419,654	1,098,803,246
Citizens Financial Group Inc.	3,109,813	120,971,726
Comerica Inc.	1,104,813	100,449,598
Fifth Third Bancorp.	4,398,012	126,222,944
Huntington Bancshares Inc./OH	7,155,603	105,616,700
JPMorgan Chase & Co.	21,924,225	2,284,504,245
KeyCorp.	6,870,061	134,240,992
M&T Bank Corp.	938,458	159,678,629
People's United Financial Inc.	2,257,940	40,846,135
PNC Financial Services Group Inc. (The)(b)	3,020,694	408,095,759
Regions Financial Corp.	7,272,251	129,300,623
SunTrust Banks Inc.	2,984,576	197,041,708
SVB Financial Group(a)	341,107	98,498,057
U.S. Bancorp.	10,047,407	502,571,298
Wells Fargo & Co.	28,239,905	1,565,620,333
Zions Bancorp.	1,269,065	66,867,035
		9,103,683,371
Security	Shares	Value
Beverages — 1.8%
Brown-Forman Corp., Class B, NVS	1,700,906	$ 83,361,403
Coca-Cola Co. (The)	24,660,667	1,081,616,855
Constellation Brands Inc., Class A	1,079,123	236,187,651
Molson Coors Brewing Co., Class B	1,194,126	81,248,333
Monster Beverage Corp.(a)(c)	2,659,036	152,362,763
PepsiCo Inc.	9,129,896	993,971,777
		2,628,748,782
Biotechnology — 2.5%
AbbVie Inc.	9,758,572	904,131,696
Alexion Pharmaceuticals Inc.(a)	1,437,708	178,491,448
Amgen Inc.	4,288,546	791,622,706
Biogen Inc.(a)	1,358,737	394,359,827
Celgene Corp.(a)	4,548,250	361,222,015
Gilead Sciences Inc.	8,372,705	593,122,422
Incyte Corp.(a)(c)	1,125,128	75,383,576
Regeneron Pharmaceuticals Inc.(a)(c)	496,836	171,403,452
Vertex Pharmaceuticals Inc.(a)	1,643,270	279,290,169
		3,749,027,311
Building Products — 0.3%
Allegion PLC	607,018	46,958,913
AO Smith Corp.	938,461	55,509,968
Fortune Brands Home & Security Inc.	941,460	50,546,987
Johnson Controls International PLC	5,964,080	199,498,476
Masco Corp.	2,008,459	75,156,536
		427,670,880
Capital Markets — 3.0%
Affiliated Managers Group Inc.	344,533	51,221,721
Ameriprise Financial Inc.	929,709	130,047,695
Bank of New York Mellon Corp. (The)	6,521,728	351,716,791
BlackRock Inc.(b)	795,498	396,985,322
Cboe Global Markets Inc.	721,488	75,085,256
Charles Schwab Corp. (The)	7,731,524	395,080,876
CME Group Inc.	2,191,308	359,199,207
E*TRADE Financial Corp.(a)(c)	1,703,187	104,166,917
Franklin Resources Inc.	2,059,461	66,005,725
Goldman Sachs Group Inc. (The)	2,261,973	498,923,385
Intercontinental Exchange Inc.	3,729,810	274,327,526
Invesco Ltd.	2,635,282	69,993,090
Moody's Corp.	1,078,781	183,996,887
Morgan Stanley	8,767,239	415,567,129
MSCI Inc.	575,867	95,265,678
Nasdaq Inc.	746,666	68,148,206
Northern Trust Corp.	1,359,123	139,840,166
Raymond James Financial Inc.	832,934	74,422,653
S&P Global Inc.	1,616,533	329,594,913
State Street Corp.	2,355,711	219,293,137
T Rowe Price Group Inc.	1,560,458	181,153,569
		4,480,035,849
Chemicals — 1.9%
Air Products & Chemicals Inc.	1,416,341	220,566,784
Albemarle Corp.	703,055	66,319,178
CF Industries Holdings Inc.	1,484,360	65,905,584
DowDuPont Inc.	14,944,138	985,117,577
Eastman Chemical Co.	915,000	91,463,400
Ecolab Inc.	1,672,082	234,643,267
FMC Corp.	863,538	77,036,225
International Flavors & Fragrances Inc.	514,071	63,724,241
LyondellBasell Industries NV, Class A	2,067,185	227,080,272
Mosaic Co. (The)(c)	2,265,334	63,542,619

iShares® Core S&P 500 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
PPG Industries Inc.	1,606,116	$ 166,602,413
Praxair Inc.	1,853,702	293,162,971
Sherwin-Williams Co. (The)	530,091	216,049,189
		2,771,213,720
Commercial Services & Supplies — 0.3%
Cintas Corp.	560,312	103,696,942
Copart Inc.(a)	1,298,506	73,443,499
Republic Services Inc.	1,433,314	97,981,345
Stericycle Inc.(a)(c)	535,199	34,943,143
Waste Management Inc.	2,554,852	207,811,662
		517,876,591
Communications Equipment — 1.0%
Cisco Systems Inc.	30,283,061	1,303,080,115
F5 Networks Inc.(a)(c)	389,389	67,150,133
Juniper Networks Inc.	2,256,072	61,861,494
Motorola Solutions Inc.	1,041,635	121,215,065
		1,553,306,807
Construction & Engineering — 0.1%
Fluor Corp.	909,476	44,364,239
Jacobs Engineering Group Inc.	770,725	48,933,330
Quanta Services Inc.(a)	951,289	31,773,053
		125,070,622
Construction Materials — 0.1%
Martin Marietta Materials Inc.(c)	407,201	90,940,200
Vulcan Materials Co.	851,170	109,852,000
		200,792,200
Consumer Finance — 0.7%
American Express Co.	4,598,263	450,629,774
Capital One Financial Corp.	3,137,858	288,369,150
Discover Financial Services	2,254,239	158,720,968
Synchrony Financial	4,580,923	152,911,210
		1,050,631,102
Containers & Packaging — 0.3%
Avery Dennison Corp.	562,072	57,387,551
Ball Corp.	2,234,112	79,422,682
International Paper Co.	2,653,729	138,206,206
Packaging Corp. of America	612,207	68,438,621
Sealed Air Corp.	1,035,430	43,954,003
WestRock Co.	1,658,861	94,588,254
		481,997,317
Distributors — 0.1%
Genuine Parts Co.	938,092	86,107,465
LKQ Corp.(a)	1,983,266	63,266,185
		149,373,650
Diversified Consumer Services — 0.0%
H&R Block Inc.	1,318,835	30,043,061
Diversified Financial Services — 1.6%
Berkshire Hathaway Inc., Class B(a)	12,393,787	2,313,300,343
Jefferies Financial Group Inc.	1,959,136	44,550,753
		2,357,851,096
Diversified Telecommunication Services — 2.0%
AT&T Inc.	46,759,611	1,501,451,109
CenturyLink Inc.	6,290,504	117,254,995
Verizon Communications Inc.	26,606,333	1,338,564,613
		2,957,270,717
Electric Utilities — 1.8%
Alliant Energy Corp.	1,510,166	63,910,225
Security	Shares	Value
Electric Utilities (continued)
American Electric Power Co. Inc.	3,168,527	$ 219,420,495
Duke Energy Corp.	4,522,604	357,647,524
Edison International	2,097,994	132,740,080
Entergy Corp.	1,170,120	94,533,995
Evergy Inc.	1,764,714	99,088,691
Eversource Energy	2,029,552	118,952,043
Exelon Corp.	6,201,699	264,192,377
FirstEnergy Corp.	2,908,298	104,436,981
NextEra Energy Inc.	3,035,699	507,052,804
PG&E Corp.	3,338,930	142,104,861
Pinnacle West Capital Corp.	720,767	58,064,990
PPL Corp.	4,517,005	128,960,493
Southern Co. (The)	6,503,896	301,195,424
Xcel Energy Inc.	3,269,111	149,332,990
		2,741,633,973
Electrical Equipment — 0.5%
AMETEK Inc.	1,485,655	107,204,865
Eaton Corp. PLC	2,817,284	210,563,806
Emerson Electric Co.	4,056,512	280,467,239
Rockwell Automation Inc.	808,616	134,416,238
		732,652,148
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	1,947,757	169,747,023
Corning Inc.	5,365,393	147,601,962
FLIR Systems Inc.	868,822	45,152,679
IPG Photonics Corp.(a)(c)	238,921	52,713,140
TE Connectivity Ltd.	2,254,636	203,052,518
		618,267,322
Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	2,690,688	88,873,425
Halliburton Co.	5,649,560	254,569,174
Helmerich & Payne Inc.	706,978	45,076,917
National Oilwell Varco Inc.(c)	2,459,945	106,761,613
Schlumberger Ltd.	8,919,210	597,854,646
TechnipFMC PLC	2,808,910	89,154,803
		1,182,290,578
Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities Inc.(c)	665,432	83,957,555
American Tower Corp.	2,843,302	409,918,849
Apartment Investment & Management Co., Class A	991,669	41,947,599
AvalonBay Communities Inc.	888,592	152,740,079
Boston Properties Inc.	989,165	124,061,074
Crown Castle International Corp.(c)	2,665,920	287,439,494
Digital Realty Trust Inc.(c)	1,322,821	147,600,367
Duke Realty Corp.	2,267,051	65,812,490
Equinix Inc.(c)	513,426	220,716,703
Equity Residential	2,371,035	151,011,219
Essex Property Trust Inc.	427,256	102,144,092
Extra Space Storage Inc.(c)	814,118	81,257,118
Federal Realty Investment Trust(c)	469,021	59,354,608
GGP Inc.	4,073,100	83,213,433
HCP Inc.(c)	3,007,847	77,662,610
Host Hotels & Resorts Inc.	4,809,163	101,329,064
Iron Mountain Inc.(c)	1,799,199	62,989,957
Kimco Realty Corp.(c)	2,705,165	45,960,753
Macerich Co. (The)(c)	697,549	39,641,710
Mid-America Apartment Communities Inc.	731,755	73,665,776
Prologis Inc.(c)	3,445,553	226,338,377
Public Storage(c)	964,116	218,719,356

iShares® Core S&P 500 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.(c)	1,839,612	$ 98,952,729
Regency Centers Corp.	948,426	58,878,286
SBA Communications Corp.(a)	745,340	123,070,541
Simon Property Group Inc.	1,994,168	339,387,452
SL Green Realty Corp.(c)	561,949	56,492,733
UDR Inc.(c)	1,723,152	64,687,126
Ventas Inc.	2,307,439	131,408,651
Vornado Realty Trust	1,119,574	82,758,910
Welltower Inc.(c)	2,389,361	149,789,041
Weyerhaeuser Co.	4,897,573	178,565,512
		4,141,473,264
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	2,824,256	590,213,019
Kroger Co. (The)	5,252,239	149,426,200
Sysco Corp.	3,080,225	210,348,565
Walgreens Boots Alliance Inc.	5,502,719	330,245,681
Walmart Inc.	9,315,767	797,895,443
		2,078,128,908
Food Products — 1.1%
Archer-Daniels-Midland Co.	3,597,852	164,889,557
Campbell Soup Co.	1,230,936	49,902,145
Conagra Brands Inc.	2,530,126	90,401,402
General Mills Inc.	3,830,995	169,559,839
Hershey Co. (The)	899,759	83,731,573
Hormel Foods Corp.	1,753,445	65,245,688
JM Smucker Co. (The)	726,923	78,129,684
Kellogg Co.	1,612,238	112,647,069
Kraft Heinz Co. (The)	3,844,478	241,510,108
McCormick & Co. Inc./MD, NVS	778,913	90,424,010
Mondelez International Inc., Class A	9,488,726	389,037,766
Tyson Foods Inc., Class A	1,927,489	132,707,618
		1,668,186,459
Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	11,289,219	688,529,467
ABIOMED Inc.(a)	273,029	111,682,512
Align Technology Inc.(a)(c)	464,505	158,925,741
Baxter International Inc.	3,163,090	233,562,566
Becton Dickinson and Co.	1,718,058	411,577,974
Boston Scientific Corp.(a)	8,899,788	291,023,068
Cooper Companies Inc. (The)(c)	315,505	74,285,652
Danaher Corp.	3,957,098	390,486,431
DENTSPLY SIRONA Inc.	1,450,935	63,507,425
Edwards Lifesciences Corp.(a)	1,361,967	198,261,536
Hologic Inc.(a)(c)	1,749,257	69,532,966
IDEXX Laboratories Inc.(a)(c)	559,325	121,899,290
Intuitive Surgical Inc.(a)	731,032	349,784,191
Medtronic PLC	8,720,155	746,532,470
ResMed Inc.	919,121	95,202,553
Stryker Corp.	2,069,519	349,458,978
Varian Medical Systems Inc.(a)(c)	592,086	67,332,020
Zimmer Biomet Holdings Inc.	1,313,450	146,370,868
		4,567,955,708
Health Care Providers & Services — 3.1%
Aetna Inc.	2,105,707	386,397,234
AmerisourceBergen Corp.	1,052,878	89,778,907
Anthem Inc.	1,642,384	390,936,663
Cardinal Health Inc.	2,000,197	97,669,619
Centene Corp.(a)	1,321,714	162,848,382
Cigna Corp.(c)	1,563,286	265,680,456
Security	Shares	Value
Health Care Providers & Services (continued)
CVS Health Corp.	6,546,433	$ 421,262,963
DaVita Inc.(a)	902,039	62,637,588
Envision Healthcare Corp.(a)(c)	772,273	33,987,735
Express Scripts Holding Co.(a)	3,615,423	279,146,810
HCA Healthcare Inc.	1,795,308	184,198,601
Henry Schein Inc.(a)(c)	989,040	71,843,866
Humana Inc.	885,137	263,443,325
Laboratory Corp. of America Holdings(a)	657,637	118,065,571
McKesson Corp.	1,305,572	174,163,305
Quest Diagnostics Inc.	878,620	96,595,483
UnitedHealth Group Inc.	6,187,990	1,518,161,467
Universal Health Services Inc., Class B	557,271	62,102,280
		4,678,920,255
Health Care Technology — 0.1%
Cerner Corp.(a)(c)	2,039,094	121,917,430
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	2,608,997	149,521,618
Chipotle Mexican Grill Inc.(a)(c)	156,187	67,374,386
Darden Restaurants Inc.	796,862	85,312,046
Hilton Worldwide Holdings Inc.	1,795,523	142,133,601
Marriott International Inc./MD, Class A	1,916,097	242,577,880
McDonald's Corp.	5,055,941	792,215,395
MGM Resorts International	3,208,710	93,148,851
Norwegian Cruise Line Holdings Ltd.(a)	1,344,266	63,516,569
Royal Caribbean Cruises Ltd.	1,088,375	112,755,650
Starbucks Corp.	8,886,159	434,088,867
Wynn Resorts Ltd.	541,622	90,635,026
Yum! Brands Inc.	2,082,365	162,882,590
		2,436,162,479
Household Durables — 0.4%
DR Horton Inc.	2,209,997	90,609,877
Garmin Ltd.	728,758	44,454,238
Leggett & Platt Inc.	845,839	37,758,253
Lennar Corp., Class A	1,760,046	92,402,415
Mohawk Industries Inc.(a)(c)	411,987	88,276,454
Newell Brands Inc.	3,146,464	81,147,307
PulteGroup Inc.	1,669,182	47,988,982
Whirlpool Corp.	412,034	60,251,732
		542,889,258
Household Products — 1.4%
Church & Dwight Co. Inc.	1,586,128	84,318,564
Clorox Co. (The)	829,070	112,131,718
Colgate-Palmolive Co.	5,617,100	364,044,251
Kimberly-Clark Corp.	2,246,144	236,608,809
Procter & Gamble Co. (The)	16,192,156	1,263,959,697
		2,061,063,039
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	4,264,097	57,181,541
NRG Energy Inc.(c)	1,920,939	58,972,827
		116,154,368
Industrial Conglomerates — 1.6%
3M Co.	3,822,926	752,046,003
General Electric Co.	55,927,090	761,167,695
Honeywell International Inc.	4,809,673	692,833,395
Roper Technologies Inc.	666,578	183,915,536
		2,389,962,629
Insurance — 2.4%
Aflac Inc.	4,985,070	214,457,711

iShares® Core S&P 500 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Allstate Corp. (The)	2,261,639	$ 206,419,792
American International Group Inc.	5,780,412	306,477,444
Aon PLC	1,572,315	215,674,449
Arthur J Gallagher & Co.	1,167,289	76,200,626
Assurant Inc.	346,139	35,821,925
Brighthouse Financial Inc.(a)	774,671	31,041,067
Chubb Ltd.	2,997,809	380,781,699
Cincinnati Financial Corp.	948,057	63,387,091
Everest Re Group Ltd.	261,230	60,208,290
Hartford Financial Services Group Inc. (The)	2,314,856	118,358,587
Lincoln National Corp.	1,413,192	87,971,202
Loews Corp.(c)	1,691,933	81,686,525
Marsh & McLennan Companies Inc.	3,267,168	267,809,761
MetLife Inc.	6,535,543	284,949,675
Principal Financial Group Inc.	1,707,924	90,434,576
Progressive Corp. (The)	3,763,070	222,585,591
Prudential Financial Inc.	2,702,269	252,689,174
Torchmark Corp.	669,614	54,513,276
Travelers Companies Inc. (The)	1,738,125	212,642,213
Unum Group	1,437,353	53,167,687
Willis Towers Watson PLC	846,190	128,282,404
XL Group Ltd.	1,652,847	92,476,790
		3,538,037,555
Internet & Direct Marketing Retail — 4.2%
Amazon.com Inc.(a)	2,593,328	4,408,138,934
Booking Holdings Inc.(a)	310,201	628,805,345
Expedia Group Inc.	783,170	94,129,202
Netflix Inc.(a)	2,799,094	1,095,649,365
TripAdvisor Inc.(a)(c)	686,601	38,250,542
		6,264,973,388
Internet Software & Services — 5.3%
Akamai Technologies Inc.(a)	1,098,098	80,413,717
Alphabet Inc., Class A(a)	1,923,128	2,171,576,906
Alphabet Inc., Class C, NVS(a)	1,954,891	2,180,974,144
eBay Inc.(a)(c)	5,960,207	216,117,106
Facebook Inc., Class A(a)	15,445,238	3,001,318,648
Twitter Inc.(a)(c)	4,231,172	184,775,281
VeriSign Inc.(a)	614,916	84,501,757
		7,919,677,559
IT Services — 4.5%
Accenture PLC, Class A	4,140,985	677,423,736
Alliance Data Systems Corp.	308,800	72,012,160
Automatic Data Processing Inc.	2,836,645	380,507,560
Broadridge Financial Solutions Inc.	761,881	87,692,503
Cognizant Technology Solutions Corp., Class A	3,766,048	297,480,132
DXC Technology Co.	1,838,592	148,208,901
Fidelity National Information Services Inc.	2,128,581	225,693,444
Fiserv Inc.(a)	2,642,238	195,763,413
FleetCor Technologies Inc.(a)(c)	579,637	122,100,534
Gartner Inc.(a)(c)	591,443	78,602,775
Global Payments Inc.(c)	1,021,794	113,919,813
International Business Machines Corp.	5,497,257	767,966,803
Mastercard Inc., Class A	5,903,974	1,160,248,971
Paychex Inc.	2,053,943	140,387,004
PayPal Holdings Inc.(a)	7,187,127	598,472,065
Total System Services Inc.	1,067,406	90,217,155
Visa Inc., Class A(c)	11,501,574	1,523,383,476
Western Union Co. (The)	2,986,490	60,715,342
		6,740,795,787
Security	Shares	Value
Leisure Products — 0.1%
Hasbro Inc.	729,884	$ 67,375,592
Mattel Inc.(c)	2,211,189	36,307,723
		103,683,315
Life Sciences Tools & Services — 0.9%
Agilent Technologies Inc.	2,066,775	127,809,366
Illumina Inc.(a)	944,551	263,803,649
IQVIA Holdings Inc.(a)(c)	1,046,828	104,494,371
Mettler-Toledo International Inc.(a)(c)	164,332	95,087,425
PerkinElmer Inc.	714,469	52,320,565
Thermo Fisher Scientific Inc.	2,590,660	536,629,312
Waters Corp.(a)(c)	501,828	97,148,883
		1,277,293,571
Machinery — 1.5%
Caterpillar Inc.	3,850,069	522,338,861
Cummins Inc.	997,099	132,614,167
Deere & Co.	2,084,895	291,468,321
Dover Corp.	1,002,699	73,397,567
Flowserve Corp.	825,761	33,360,744
Fortive Corp.(c)	1,969,780	151,889,736
Illinois Tool Works Inc.	1,968,664	272,738,710
Ingersoll-Rand PLC	1,598,009	143,389,348
PACCAR Inc.	2,277,994	141,144,508
Parker-Hannifin Corp.	860,934	134,176,564
Pentair PLC	1,033,247	43,479,034
Snap-on Inc.	367,473	59,060,261
Stanley Black & Decker Inc.	997,084	132,422,726
Xylem Inc./NY	1,156,792	77,944,645
		2,209,425,192
Media — 2.3%
CBS Corp., Class B, NVS	2,208,937	124,186,438
Charter Communications Inc., Class A(a)(c)	1,192,697	349,710,687
Comcast Corp., Class A	29,570,336	970,202,724
Discovery Inc., Class A(a)(c)	966,217	26,570,968
Discovery Inc., Class C, NVS(a)	2,186,575	55,757,663
DISH Network Corp., Class A(a)	1,463,687	49,194,520
Interpublic Group of Companies Inc. (The)	2,472,939	57,965,690
News Corp., Class A, NVS	2,406,257	37,296,984
News Corp., Class B	764,551	12,118,133
Omnicom Group Inc.	1,454,295	110,919,080
Twenty-First Century Fox Inc., Class A, NVS	6,780,091	336,902,722
Twenty-First Century Fox Inc., Class B	2,843,898	140,118,854
Viacom Inc., Class B, NVS	2,283,271	68,863,453
Walt Disney Co. (The)	9,573,580	1,003,406,920
		3,343,214,836
Metals & Mining — 0.3%
Freeport-McMoRan Inc.	8,676,145	149,750,263
Newmont Mining Corp.	3,433,586	129,480,528
Nucor Corp.	2,054,733	128,420,812
		407,651,603
Multi-Utilities — 1.0%
Ameren Corp.	1,560,179	94,936,892
CenterPoint Energy Inc.	2,778,382	76,988,965
CMS Energy Corp.	1,829,017	86,475,924
Consolidated Edison Inc.	2,000,881	156,028,700
Dominion Energy Inc.	4,194,075	285,952,034
DTE Energy Co.	1,172,664	121,523,170
NiSource Inc.	2,164,822	56,891,522
Public Service Enterprise Group Inc.	3,251,775	176,051,099
SCANA Corp.	903,900	34,818,228

iShares® Core S&P 500 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities (continued)
Sempra Energy	1,706,744	$ 198,170,046
WEC Energy Group Inc.	2,043,703	132,125,399
		1,419,961,979
Multiline Retail — 0.5%
Dollar General Corp.	1,637,172	161,425,159
Dollar Tree Inc.(a)	1,536,410	130,594,850
Kohl's Corp.	1,075,680	78,417,072
Macy's Inc.	1,961,072	73,402,925
Nordstrom Inc.	744,673	38,559,168
Target Corp.	3,425,165	260,723,560
		743,122,734
Oil, Gas & Consumable Fuels — 5.5%
Anadarko Petroleum Corp.	3,316,795	242,955,234
Andeavor	897,568	117,742,970
Apache Corp.	2,460,800	115,042,400
Cabot Oil & Gas Corp.	2,913,616	69,344,061
Chevron Corp.	12,305,132	1,555,737,839
Cimarex Energy Co.(c)	611,445	62,208,414
Concho Resources Inc.(a)(c)	966,219	133,676,399
ConocoPhillips	7,534,354	524,541,726
Devon Energy Corp.	3,356,100	147,534,156
EOG Resources Inc.	3,727,423	463,803,244
EQT Corp.	1,629,718	89,927,839
Exxon Mobil Corp.	27,262,751	2,255,447,390
Hess Corp.	1,689,896	113,037,143
HollyFrontier Corp.	1,140,636	78,053,721
Kinder Morgan Inc./DE	12,259,054	216,617,484
Marathon Oil Corp.	5,512,985	115,000,867
Marathon Petroleum Corp.	2,984,479	209,391,047
Newfield Exploration Co.(a)(c)	1,309,972	39,626,653
Noble Energy Inc.	3,121,031	110,109,974
Occidental Petroleum Corp.	4,930,045	412,546,166
ONEOK Inc.	2,646,847	184,829,326
Phillips 66	2,698,488	303,067,187
Pioneer Natural Resources Co.	1,095,237	207,262,650
Valero Energy Corp.	2,774,824	307,533,744
Williams Companies Inc. (The)	5,355,574	145,189,611
		8,220,227,245
Personal Products — 0.2%
Coty Inc., Class A	2,978,554	41,997,611
Estee Lauder Companies Inc. (The), Class A	1,440,708	205,574,625
		247,572,236
Pharmaceuticals — 4.4%
Allergan PLC	2,182,217	363,819,218
Bristol-Myers Squibb Co.	10,524,990	582,452,946
Eli Lilly & Co.	6,150,634	524,833,599
Johnson & Johnson	17,271,059	2,095,670,299
Merck & Co. Inc.	17,323,560	1,051,540,092
Mylan NV(a)(c)	3,334,386	120,504,710
Nektar Therapeutics(a)	1,046,996	51,124,815
Perrigo Co. PLC	828,159	60,381,073
Pfizer Inc.	37,666,874	1,366,554,189
Zoetis Inc.	3,121,046	265,881,909
		6,482,762,850
Professional Services — 0.3%
Equifax Inc.	778,248	97,366,607
IHS Markit Ltd.(a)	2,288,193	118,047,877
Nielsen Holdings PLC	2,163,342	66,912,168
Robert Half International Inc.	797,766	51,934,567
Security	Shares	Value
Professional Services (continued)
Verisk Analytics Inc.(a)	1,007,309	$ 108,426,741
		442,687,960
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	1,958,992	93,522,278
Road & Rail — 1.0%
CSX Corp.	5,632,962	359,270,316
JB Hunt Transport Services Inc.	555,337	67,501,212
Kansas City Southern	657,428	69,661,071
Norfolk Southern Corp.	1,821,431	274,799,295
Union Pacific Corp.	4,994,152	707,571,456
		1,478,803,350
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices Inc.(a)(c)	5,290,182	79,299,828
Analog Devices Inc.	2,391,565	229,398,915
Applied Materials Inc.	6,482,306	299,417,714
Broadcom Inc.	2,585,249	627,284,818
Intel Corp.	30,006,939	1,491,644,938
KLA-Tencor Corp.	1,001,062	102,638,887
Lam Research Corp.	1,057,245	182,744,798
Microchip Technology Inc.	1,506,573	137,022,814
Micron Technology Inc.(a)(c)	7,467,616	391,601,783
NVIDIA Corp.	3,908,628	925,953,973
Qorvo Inc.(a)(c)	823,622	66,029,776
QUALCOMM Inc.	9,546,976	535,776,293
Skyworks Solutions Inc.	1,171,934	113,267,421
Texas Instruments Inc.	6,303,503	694,961,206
Xilinx Inc.	1,639,188	106,973,409
		5,984,016,573
Software — 6.1%
Activision Blizzard Inc.	4,898,808	373,877,027
Adobe Systems Inc.(a)(c)	3,171,129	773,152,961
ANSYS Inc.(a)(c)	544,399	94,823,418
Autodesk Inc.(a)	1,406,351	184,358,553
CA Inc.	2,025,983	72,226,294
Cadence Design Systems Inc.(a)	1,827,840	79,163,750
Citrix Systems Inc.(a)(c)	827,272	86,731,196
Electronic Arts Inc.(a)	1,975,545	278,591,356
Intuit Inc.	1,572,631	321,296,376
Microsoft Corp.	49,474,077	4,878,638,733
Oracle Corp.	19,189,555	845,491,793
Red Hat Inc.(a)	1,148,251	154,290,487
salesforce.com Inc.(a)(c)	4,541,820	619,504,248
Symantec Corp.	3,980,690	82,201,249
Synopsys Inc.(a)(c)	959,213	82,079,856
Take-Two Interactive Software Inc.(a)	737,927	87,341,040
		9,013,768,337
Specialty Retail — 2.3%
Advance Auto Parts Inc.	476,715	64,690,225
AutoZone Inc.(a)	172,278	115,586,479
Best Buy Co. Inc.	1,577,833	117,674,785
CarMax Inc.(a)(c)	1,144,340	83,388,056
Foot Locker Inc.	744,665	39,206,612
Gap Inc. (The)	1,394,438	45,165,847
Home Depot Inc. (The)	7,427,958	1,449,194,606
L Brands Inc.	1,569,894	57,897,691
Lowe's Companies Inc.	5,291,046	505,665,266
O'Reilly Automotive Inc.(a)	529,280	144,795,130
Ross Stores Inc.	2,444,279	207,152,645

iShares® Core S&P 500 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Tiffany & Co.	652,583	$ 85,879,923
TJX Companies Inc. (The)	4,032,617	383,824,486
Tractor Supply Co.	784,003	59,968,389
Ulta Salon Cosmetics & Fragrance Inc.(a)(c)	370,779	86,562,065
		3,446,652,205
Technology Hardware, Storage & Peripherals — 4.5%
Apple Inc.	31,649,842	5,858,702,252
Hewlett Packard Enterprise Co.	9,866,865	144,154,898
HP Inc.	10,542,761	239,215,247
NetApp Inc.	1,724,098	135,393,416
Seagate Technology PLC	1,842,645	104,054,163
Western Digital Corp.	1,933,575	149,678,041
Xerox Corp.	1,390,357	33,368,568
		6,664,566,585
Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc.	2,310,582	50,879,016
Michael Kors Holdings Ltd.(a)	965,211	64,283,053
NIKE Inc., Class B	8,259,594	658,124,450
PVH Corp.	495,759	74,225,038
Ralph Lauren Corp.	354,120	44,519,966
Tapestry Inc.	1,859,757	86,869,249
Under Armour Inc., Class A(a)(c)	1,204,028	27,066,549
Under Armour Inc., Class C, NVS(a)(c)	1,172,054	24,706,898
VF Corp.	2,108,229	171,862,828
		1,202,537,047
Tobacco — 1.0%
Altria Group Inc.	12,187,256	692,114,268
Philip Morris International Inc.	10,009,663	808,180,191
		1,500,294,459
Trading Companies & Distributors — 0.2%
Fastenal Co.	1,848,610	88,973,599
Security	Shares	Value
Trading Companies & Distributors (continued)
United Rentals Inc.(a)(c)	536,292	$ 79,167,425
WW Grainger Inc.	327,689	101,059,288
		269,200,312
Water Utilities — 0.1%
American Water Works Co. Inc.	1,143,448	97,627,590
Total Common Stocks — 99.9% (Cost: $129,816,863,324)		148,253,964,464
Short-Term Investments
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(b)(d)(e)	827,283,972	827,449,428
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(b)(d)	800,210,479	800,210,479
		1,627,659,907
Total Short-Term Investments — 1.1% (Cost: $1,627,513,126)		1,627,659,907
Total Investments in Securities — 101.0% (Cost: $131,444,376,450)		149,881,624,371
Other Assets, Less Liabilities — (1.0)%		(1,445,668,031)
Net Assets — 100.0%		$ 148,435,956,340

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	655,929,215	171,354,757 (a)	—	827,283,972	$ 827,449,428	$ 752,760(b)	$ (1,824)	$ 155,223
BlackRock Cash Funds: Treasury, SL Agency Shares	65,293,632	734,916,847 (a)	—	800,210,479	800,210,479	1,094,029	—	—
BlackRock Inc.	770,500	75,806	(50,808)	795,498	396,985,322	2,325,001	11,184,771	(44,096,244)
PNC Financial Services Group Inc. (The)	2,936,572	288,001	(203,879)	3,020,694	408,095,759	2,199,313	11,987,425	(60,335,161)
					$2,432,740,988	$6,371,103	$23,170,372	$(104,276,182)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Core S&P 500 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	1,303	09/21/18	$177,312	$ (3,380,115)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$148,253,964,464	$ —	$ —	$148,253,964,464
Money Market Funds	1,627,659,907	—	—	1,627,659,907
	$149,881,624,371	$ —	$ —	$149,881,624,371
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (3,380,115)	$ —	$ —	$ (3,380,115)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Core S&P Mid-Cap ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
Curtiss-Wright Corp.	1,174,591	$ 139,799,821
Esterline Technologies Corp.(a)(b)	693,088	51,149,894
KLX Inc.(a)	1,348,207	96,936,083
Teledyne Technologies Inc.(a)	950,258	189,158,358
		477,044,156
Airlines — 0.3%
JetBlue Airways Corp.(a)(b)	8,409,640	159,614,967
Auto Components — 0.8%
Dana Inc.	3,878,004	78,296,901
Delphi Technologies PLC	2,366,794	107,594,455
Gentex Corp.	7,276,575	167,506,756
		353,398,112
Automobiles — 0.3%
Thor Industries Inc.	1,306,400	127,230,296
Banks — 8.1%
Associated Banc-Corp.	4,492,800	122,653,440
BancorpSouth Bank	2,179,849	71,826,025
Bank of Hawaii Corp.	1,123,075	93,686,916
Bank of the Ozarks Inc.	3,226,570	145,324,713
Cathay General Bancorp.	2,029,104	82,158,421
Chemical Financial Corp.	1,895,969	105,548,594
Commerce Bancshares Inc.	2,492,502	161,289,804
Cullen/Frost Bankers Inc.	1,542,587	166,969,617
East West Bancorp. Inc.	3,850,084	251,025,477
F.N.B. Corp.	8,605,021	115,479,382
First Horizon National Corp.	8,693,870	155,098,641
Fulton Financial Corp.	4,685,155	77,305,057
Hancock Whitney Corp.	2,266,155	105,716,131
Home BancShares Inc./AR	4,192,057	94,572,806
International Bancshares Corp.	1,445,116	61,850,965
MB Financial Inc.	2,234,032	104,329,294
PacWest Bancorp.	3,324,909	164,317,003
Pinnacle Financial Partners Inc.	1,965,573	120,587,904
Prosperity Bancshares Inc.	1,855,846	126,865,633
Signature Bank/New York NY(a)(b)	1,426,412	182,409,567
Sterling Bancorp./DE	5,990,813	140,784,105
Synovus Financial Corp.	3,152,382	166,540,341
TCF Financial Corp.	4,470,639	110,067,132
Texas Capital Bancshares Inc.(a)	1,319,885	120,769,477
Trustmark Corp.	1,806,895	58,958,984
UMB Financial Corp.	1,170,455	89,223,785
Umpqua Holdings Corp.	5,869,241	132,586,154
United Bankshares Inc./WV	2,793,693	101,690,425
Valley National Bancorp.	7,064,453	85,903,748
Webster Financial Corp.	2,447,134	155,882,436
Wintrust Financial Corp.	1,500,378	130,607,905
		3,802,029,882
Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	232,497	69,679,351
Biotechnology — 0.6%
Exelixis Inc.(a)	7,498,278	161,362,943
United Therapeutics Corp.(a)(b)	1,160,788	131,343,162
		292,706,105
Building Products — 0.4%
Lennox International Inc.	986,281	197,404,142
Security	Shares	Value
Capital Markets — 3.0%
Eaton Vance Corp., NVS	3,167,262	$ 165,299,404
Evercore Inc., Class A	1,082,074	114,104,703
FactSet Research Systems Inc.	1,032,920	204,621,452
Federated Investors Inc., Class B	2,523,770	58,854,316
Interactive Brokers Group Inc., Class A(b)	1,899,316	122,334,944
Janus Henderson Group PLC	4,792,680	147,279,056
Legg Mason Inc.	2,272,932	78,938,928
MarketAxess Holdings Inc.(b)	999,228	197,707,252
SEI Investments Co.	3,486,372	217,967,978
Stifel Financial Corp.(b)	1,901,363	99,346,217
		1,406,454,250
Chemicals — 2.8%
Ashland Global Holdings Inc.	1,658,105	129,630,649
Cabot Corp.	1,642,616	101,464,390
Chemours Co. (The)	4,727,298	209,702,939
Minerals Technologies Inc.	939,655	70,803,004
NewMarket Corp.	244,289	98,814,901
Olin Corp.	4,443,006	127,603,132
PolyOne Corp.	2,124,903	91,838,308
RPM International Inc.	3,553,338	207,230,672
Scotts Miracle-Gro Co. (The)(b)	1,029,788	85,637,170
Sensient Technologies Corp.	1,124,906	80,487,024
Valvoline Inc.	5,199,478	112,152,741
		1,315,364,930
Commercial Services & Supplies — 1.5%
Brink's Co. (The)	1,352,594	107,869,372
Clean Harbors Inc.(a)(b)	1,358,650	75,473,008
Deluxe Corp.	1,271,287	84,171,912
Healthcare Services Group Inc.	1,964,955	84,866,406
Herman Miller Inc.	1,595,756	54,096,128
HNI Corp.	1,156,628	43,026,562
MSA Safety Inc.	906,055	87,289,339
Pitney Bowes Inc.	4,999,599	42,846,563
Rollins Inc.	2,559,195	134,562,473
		714,201,763
Communications Equipment — 1.3%
ARRIS International PLC(a)(b)	4,667,387	114,094,275
Ciena Corp.(a)(b)	3,811,016	101,030,034
InterDigital Inc./PA	926,235	74,932,412
Lumentum Holdings Inc.(a)(b)	1,671,366	96,772,091
NetScout Systems Inc.(a)(b)	2,132,813	63,344,546
Plantronics Inc.(b)	883,775	67,387,844
ViaSat Inc.(a)(b)	1,455,672	95,666,764
		613,227,966
Construction & Engineering — 1.2%
AECOM(a)(b)	4,259,660	140,696,570
Dycom Industries Inc.(a)(b)	828,881	78,337,543
EMCOR Group Inc.	1,558,272	118,709,161
Granite Construction Inc.	1,208,019	67,238,338
KBR Inc.	3,748,717	67,177,009
Valmont Industries Inc.	599,226	90,333,319
		562,491,940
Construction Materials — 0.3%
Eagle Materials Inc.(b)	1,278,845	134,240,360
Consumer Finance — 0.5%
Navient Corp.	7,030,849	91,611,962
SLM Corp.(a)(b)	11,601,919	132,841,973
		224,453,935

iShares® Core S&P Mid-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging — 1.2%
AptarGroup Inc.	1,657,685	$ 154,794,625
Bemis Co. Inc.	2,417,345	102,036,132
Greif Inc., Class A, NVS	690,995	36,546,726
Owens-Illinois Inc.(a)(b)	4,296,706	72,227,628
Silgan Holdings Inc.	1,975,360	52,998,909
Sonoco Products Co.	2,645,081	138,866,752
		557,470,772
Distributors — 0.3%
Pool Corp.	1,075,354	162,916,131
Diversified Consumer Services — 0.8%
Adtalem Global Education Inc.(a)(b)	1,600,286	76,973,757
Graham Holdings Co., Class B	116,913	68,522,709
Service Corp. International/U.S.	4,871,631	174,355,674
Sotheby's(a)	984,586	53,502,403
		373,354,543
Electric Utilities — 1.3%
ALLETE Inc.	1,362,319	105,457,114
Hawaiian Electric Industries Inc.	2,892,007	99,195,840
IDACORP Inc.	1,338,963	123,505,947
OGE Energy Corp.	5,307,051	186,861,266
PNM Resources Inc.	2,123,359	82,598,665
		597,618,832
Electrical Equipment — 1.2%
Acuity Brands Inc.(b)	1,092,945	126,639,537
EnerSys	1,122,607	83,791,386
Hubbell Inc.	1,457,790	154,146,715
nVent Electric PLC(a)(b)	4,313,993	108,281,224
Regal Beloit Corp.	1,168,616	95,592,789
		568,451,651
Electronic Equipment, Instruments & Components — 4.5%
Arrow Electronics Inc.(a)	2,328,124	175,261,175
Avnet Inc.	3,145,109	134,893,725
Belden Inc.(b)	1,080,083	66,014,673
Cognex Corp.(b)	4,595,402	205,000,883
Coherent Inc.(a)(b)	663,056	103,715,220
Jabil Inc.	4,551,574	125,896,537
Keysight Technologies Inc.(a)(b)	4,966,119	293,150,005
Littelfuse Inc.(b)	663,399	151,374,384
National Instruments Corp.	2,858,716	120,008,898
SYNNEX Corp.	777,985	75,083,332
Tech Data Corp.(a)(b)	929,078	76,295,885
Trimble Inc.(a)(b)	6,622,023	217,467,235
VeriFone Systems Inc.(a)(b)	2,942,461	67,146,960
Vishay Intertechnology Inc.	3,510,497	81,443,530
Zebra Technologies Corp., Class A(a)	1,418,837	203,248,400
		2,096,000,842
Energy Equipment & Services — 2.1%
Apergy Corp.(a)(b)	2,063,291	86,142,399
Core Laboratories NV(b)	1,171,939	147,910,421
Diamond Offshore Drilling Inc.(a)(b)	1,721,811	35,916,977
Dril-Quip Inc.(a)(b)	1,016,799	52,263,469
Ensco PLC, Class A(b)	11,652,152	84,594,624
McDermott International Inc.(a)(b)	4,793,203	94,186,439
Nabors Industries Ltd.	9,394,678	60,219,886
Oceaneering International Inc.	2,626,602	66,873,287
Patterson-UTI Energy Inc.	5,893,618	106,085,124
Rowan Companies PLC, Class A(a)	3,034,581	49,220,904
Superior Energy Services Inc.(a)(b)	4,111,545	40,046,448
Security	Shares	Value
Energy Equipment & Services (continued)
Transocean Ltd.(a)(b)	11,654,815	$ 156,640,714
		980,100,692
Equity Real Estate Investment Trusts (REITs) — 9.2%
Alexander & Baldwin Inc.	1,797,136	42,232,696
American Campus Communities Inc.(b)	3,631,856	155,733,985
Camden Property Trust	2,465,099	224,644,472
CoreCivic Inc.(b)	3,160,072	75,494,120
CoreSite Realty Corp.(b)	918,470	101,784,845
Corporate Office Properties Trust(b)	2,726,733	79,047,990
Cousins Properties Inc.(b)	11,202,667	108,553,843
CyrusOne Inc.(b)	2,633,558	153,694,445
DCT Industrial Trust Inc.	2,502,430	166,987,154
Douglas Emmett Inc.(b)	4,243,996	170,523,759
Education Realty Trust Inc.	2,014,368	83,596,272
EPR Properties(b)	1,718,057	111,312,913
First Industrial Realty Trust Inc.(b)	3,330,933	111,053,306
GEO Group Inc. (The)(b)	3,268,863	90,024,487
Healthcare Realty Trust Inc.(b)	3,337,467	97,053,540
Highwoods Properties Inc.	2,747,702	139,390,923
Hospitality Properties Trust(b)	4,366,905	124,937,152
JBG SMITH Properties	2,475,996	90,299,574
Kilroy Realty Corp.(b)	2,626,276	198,651,517
Lamar Advertising Co., Class A(b)	2,233,054	152,539,919
LaSalle Hotel Properties(b)	2,932,978	100,395,837
Liberty Property Trust	3,926,874	174,078,324
Life Storage Inc.(b)	1,236,000	120,275,160
Mack-Cali Realty Corp.(b)	2,402,785	48,728,480
Medical Properties Trust Inc.(b)	9,722,984	136,510,695
National Retail Properties Inc.(b)	4,087,922	179,705,051
Omega Healthcare Investors Inc.(b)	5,277,001	163,587,031
PotlatchDeltic Corp.(b)	1,605,957	81,662,914
Quality Care Properties Inc.(a)	2,502,867	53,836,669
Rayonier Inc.(b)	3,449,305	133,453,611
Sabra Health Care REIT Inc.(b)	4,737,117	102,937,552
Senior Housing Properties Trust(b)	6,334,587	114,592,679
Tanger Factory Outlet Centers Inc.(b)	2,506,752	58,883,605
Taubman Centers Inc.(b)	1,625,903	95,538,060
Uniti Group Inc.(a)(b)	4,402,798	88,188,044
Urban Edge Properties(b)	2,824,582	64,598,190
Weingarten Realty Investors(b)	3,166,686	97,565,596
		4,292,094,410
Food & Staples Retailing — 0.5%
Casey's General Stores Inc.	997,367	104,803,324
Sprouts Farmers Market Inc.(a)(b)	3,258,067	71,905,539
United Natural Foods Inc.(a)(b)	1,343,761	57,324,844
		234,033,707
Food Products — 2.2%
Flowers Foods Inc.	4,929,340	102,678,152
Hain Celestial Group Inc. (The)(a)(b)	2,761,384	82,289,243
Ingredion Inc.	1,919,543	212,493,410
Lamb Weston Holdings Inc.	3,885,478	266,194,098
Lancaster Colony Corp.	520,058	71,986,429
Post Holdings Inc.(a)(b)	1,787,936	153,798,255
Sanderson Farms Inc.	535,711	56,330,012
Tootsie Roll Industries Inc.(b)	520,305	16,051,409
TreeHouse Foods Inc.(a)(b)	1,496,634	78,588,251
		1,040,409,259
Gas Utilities — 2.3%
Atmos Energy Corp.	2,951,107	266,012,785

iShares® Core S&P Mid-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities (continued)
National Fuel Gas Co.	2,290,603	$ 121,310,335
New Jersey Resources Corp.	2,338,744	104,658,794
ONE Gas Inc.	1,398,728	104,540,931
Southwest Gas Holdings Inc.	1,289,049	98,315,767
UGI Corp.	4,599,918	239,517,730
WGL Holdings Inc.	1,364,655	121,113,131
		1,055,469,473
Health Care Equipment & Supplies — 3.9%
Avanos Medical Inc.	1,253,363	71,755,032
Cantel Medical Corp.	942,009	92,656,005
Globus Medical Inc., Class A(a)(b)	1,953,636	98,580,473
Haemonetics Corp.(a)(b)	1,391,702	124,807,835
Hill-Rom Holdings Inc.	1,761,071	153,811,941
ICU Medical Inc.(a)(b)	404,882	118,893,599
Integra LifeSciences Holdings Corp.(a)(b)	1,874,389	120,729,396
LivaNova PLC(a)(b)	1,162,068	115,997,628
Masimo Corp.(a)	1,265,873	123,612,498
NuVasive Inc.(a)(b)	1,366,459	71,219,843
STERIS PLC	2,248,386	236,103,014
Teleflex Inc.(b)	1,210,148	324,573,795
West Pharmaceutical Services Inc.	1,955,040	194,115,922
		1,846,856,981
Health Care Providers & Services — 2.3%
Acadia Healthcare Co. Inc.(a)(b)	2,187,461	89,489,030
Chemed Corp.	424,878	136,729,989
Encompass Health Corp.	2,625,745	177,815,451
LifePoint Health Inc.(a)(b)	1,033,736	50,446,317
MEDNAX Inc.(a)	2,510,820	108,668,290
Molina Healthcare Inc.(a)(b)	1,262,052	123,605,373
Patterson Companies Inc.	2,169,526	49,183,154
Tenet Healthcare Corp.(a)(b)	2,169,272	72,822,461
WellCare Health Plans Inc.(a)	1,155,451	284,518,254
		1,093,278,319
Health Care Technology — 0.4%
Allscripts Healthcare Solutions Inc.(a)(b)	4,762,629	57,151,548
Medidata Solutions Inc.(a)(b)	1,573,584	126,767,927
		183,919,475
Hotels, Restaurants & Leisure — 3.7%
Boyd Gaming Corp.	2,190,077	75,908,069
Brinker International Inc.	1,169,026	55,645,638
Cheesecake Factory Inc. (The)	1,132,271	62,342,841
Churchill Downs Inc.	303,362	89,946,833
Cracker Barrel Old Country Store Inc.(b)	637,807	99,631,831
Domino's Pizza Inc.	1,123,447	317,003,040
Dunkin' Brands Group Inc.	2,204,544	152,267,854
ILG Inc.	2,816,956	93,044,057
International Speedway Corp., Class A	648,639	28,994,163
Jack in the Box Inc.	755,624	64,318,715
Papa John's International Inc.	628,951	31,900,395
Scientific Games Corp./DE, Class A(a)(b)	1,422,485	69,915,138
Six Flags Entertainment Corp.	2,064,459	144,615,353
Texas Roadhouse Inc.	1,745,733	114,362,969
Wendy's Co. (The)	4,767,083	81,898,486
Wyndham Destinations Inc.	2,651,327	117,374,246
Wyndham Hotels & Resorts Inc.	2,649,738	155,884,086
		1,755,053,714
Household Durables — 1.5%
Helen of Troy Ltd.(a)(b)	707,265	69,630,239
KB Home	2,251,227	61,323,424
Security	Shares	Value
Household Durables (continued)
NVR Inc.(a)	89,527	$ 265,926,524
Tempur Sealy International Inc.(a)(b)	1,232,537	59,223,403
Toll Brothers Inc.(b)	3,751,077	138,752,338
TRI Pointe Group Inc.(a)(b)	4,049,861	66,255,726
Tupperware Brands Corp.	1,362,641	56,195,315
		717,306,969
Household Products — 0.2%
Energizer Holdings Inc.	1,585,911	99,848,956
Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	1,619,423	175,399,705
Insurance — 4.3%
Alleghany Corp.	406,271	233,593,637
American Financial Group Inc./OH	1,843,210	197,831,729
Aspen Insurance Holdings Ltd.	1,585,032	64,510,802
Brown & Brown Inc.	6,092,221	168,937,288
CNO Financial Group Inc.	3,702,962	70,504,397
First American Financial Corp.	2,957,146	152,943,591
Genworth Financial Inc., Class A(a)	13,360,450	60,122,025
Hanover Insurance Group Inc. (The)	1,133,959	135,576,138
Kemper Corp.(b)	1,299,033	98,271,847
Mercury General Corp.	973,504	44,352,842
Old Republic International Corp.	6,686,106	133,120,371
Primerica Inc.(b)	1,105,268	110,084,693
Reinsurance Group of America Inc.	1,714,441	228,843,585
RenaissanceRe Holdings Ltd.	1,072,845	129,084,710
WR Berkley Corp.	2,553,964	184,932,533
		2,012,710,188
Internet Software & Services — 0.7%
Cars.com Inc.(a)(b)	1,916,279	54,403,161
j2 Global Inc.	1,304,899	113,017,302
LogMeIn Inc.	1,387,278	143,236,454
		310,656,917
IT Services — 3.2%
Acxiom Corp.(a)	2,062,364	61,767,802
Convergys Corp.	2,430,404	59,399,074
CoreLogic Inc./U.S.(a)(b)	2,169,144	112,578,574
Jack Henry & Associates Inc.	2,053,806	267,734,150
Leidos Holdings Inc.	3,791,093	223,674,487
MAXIMUS Inc.	1,733,568	107,671,908
Perspecta Inc.(b)	3,802,389	78,139,094
Sabre Corp.	6,716,132	165,485,492
Science Applications International Corp.	1,122,915	90,877,511
Teradata Corp.(a)(b)	3,212,744	128,991,672
WEX Inc.(a)(b)	1,064,626	202,789,960
		1,499,109,724
Leisure Products — 0.7%
Brunswick Corp./DE	2,316,062	149,339,678
Polaris Industries Inc.	1,560,378	190,646,984
		339,986,662
Life Sciences Tools & Services — 1.4%
Bio-Rad Laboratories Inc., Class A(a)	538,192	155,289,920
Bio-Techne Corp.	998,378	147,710,025
Charles River Laboratories International Inc.(a)(b)	1,273,068	142,914,614
PRA Health Sciences Inc.(a)(b)	1,348,399	125,886,530
Syneos Health Inc.(a)(b)	1,474,731	69,164,884
		640,965,973

iShares® Core S&P Mid-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 4.9%
AGCO Corp.(b)	1,754,164	$ 106,512,838
Crane Co.	1,348,410	108,048,093
Donaldson Co. Inc.	3,450,856	155,702,623
Graco Inc.	4,453,458	201,385,371
IDEX Corp.	2,038,474	278,210,932
ITT Inc.	2,322,298	121,386,516
Kennametal Inc.	2,168,931	77,864,623
Lincoln Electric Holdings Inc.	1,638,882	143,828,284
Nordson Corp.	1,358,335	174,423,797
Oshkosh Corp.	1,970,512	138,566,404
Terex Corp.	1,918,420	80,938,140
Timken Co. (The)	1,814,406	79,017,381
Toro Co. (The)	2,817,058	169,727,745
Trinity Industries Inc.	3,979,700	136,344,522
Wabtec Corp./DE(b)	2,277,109	224,477,405
Woodward Inc.	1,475,983	113,444,053
		2,309,878,727
Marine — 0.3%
Kirby Corp.(a)(b)	1,427,583	119,345,939
Media — 1.5%
AMC Networks Inc., Class A(a)(b)	1,221,598	75,983,396
Cable One Inc.	124,781	91,500,659
Cinemark Holdings Inc.	2,832,868	99,377,009
John Wiley & Sons Inc., Class A	1,198,498	74,786,275
Live Nation Entertainment Inc.(a)(b)	3,607,528	175,217,635
Meredith Corp.	1,056,486	53,880,786
New York Times Co. (The), Class A(b)	3,400,362	88,069,376
TEGNA Inc.	5,749,443	62,381,457
		721,196,593
Metals & Mining — 2.4%
Allegheny Technologies Inc.(a)(b)	3,338,557	83,864,552
Carpenter Technology Corp.	1,251,000	65,765,070
Commercial Metals Co.	3,108,906	65,629,006
Compass Minerals International Inc.(b)	902,344	59,329,118
Reliance Steel & Aluminum Co.	1,922,039	168,255,294
Royal Gold Inc.	1,739,178	161,465,286
Steel Dynamics Inc.	6,269,001	288,060,596
U.S. Steel Corp.	4,697,591	163,241,287
Worthington Industries Inc.	1,152,289	48,361,569
		1,103,971,778
Multi-Utilities — 1.0%
Black Hills Corp.	1,428,629	87,446,381
MDU Resources Group Inc.	5,189,423	148,832,652
NorthWestern Corp.	1,318,866	75,505,078
Vectren Corp.	2,207,545	157,729,090
		469,513,201
Multiline Retail — 0.4%
Big Lots Inc.(b)	1,130,549	47,234,337
Dillard's Inc., Class A(b)	530,542	50,136,219
Ollie's Bargain Outlet Holdings Inc.(a)(b)	1,328,824	96,339,740
		193,710,296
Oil, Gas & Consumable Fuels — 3.2%
Callon Petroleum Co.(a)(b)	5,976,464	64,187,223
Chesapeake Energy Corp.(a)(b)	24,306,652	127,366,856
CNX Resources Corp.(a)(b)	5,211,088	92,653,145
Energen Corp.(a)(b)	2,588,812	188,517,290
Gulfport Energy Corp.(a)(b)	4,166,347	52,370,982
Matador Resources Co.(a)(b)	2,749,309	82,616,735
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	4,321,924	$ 145,951,373
Oasis Petroleum Inc.(a)(b)	7,082,176	91,855,823
PBF Energy Inc., Class A	2,989,478	125,348,813
QEP Resources Inc.(a)	6,316,122	77,435,656
Range Resources Corp.(b)	6,026,433	100,822,224
SM Energy Co.(b)	2,730,219	70,139,326
Southwestern Energy Co.(a)(b)	13,565,022	71,894,617
World Fuel Services Corp.(b)	1,804,846	36,836,907
WPX Energy Inc.(a)(b)	10,618,435	191,450,383
		1,519,447,353
Paper & Forest Products — 0.4%
Domtar Corp.	1,674,924	79,960,872
Louisiana-Pacific Corp.	3,870,058	105,342,978
		185,303,850
Personal Products — 0.4%
Edgewell Personal Care Co.(a)	1,434,804	72,400,210
Nu Skin Enterprises Inc., Class A	1,477,663	115,538,470
		187,938,680
Pharmaceuticals — 0.6%
Akorn Inc.(a)(b)	2,496,174	41,411,527
Catalent Inc.(a)	3,543,746	148,447,520
Mallinckrodt PLC(a)(b)	2,223,592	41,492,227
Prestige Brands Holdings Inc.(a)(b)	1,414,812	54,300,484
		285,651,758
Professional Services — 0.6%
Dun & Bradstreet Corp. (The)	985,382	120,857,102
ManpowerGroup Inc.	1,749,142	150,531,161
		271,388,263
Real Estate Management & Development — 0.4%
Jones Lang LaSalle Inc.(b)	1,208,742	200,639,085
Road & Rail — 1.8%
Avis Budget Group Inc.(a)(b)	1,913,827	62,199,377
Genesee & Wyoming Inc., Class A(a)(b)	1,598,242	129,969,039
Knight-Swift Transportation Holdings Inc.(b)	3,422,489	130,773,305
Landstar System Inc.(b)	1,117,787	122,062,340
Old Dominion Freight Line Inc.(b)	1,812,812	270,036,476
Ryder System Inc.	1,410,784	101,378,938
Werner Enterprises Inc.	1,199,732	45,049,937
		861,469,412
Semiconductors & Semiconductor Equipment — 2.7%
Cirrus Logic Inc.(a)(b)	1,619,899	62,090,729
Cree Inc.(a)(b)	2,670,618	111,017,590
Cypress Semiconductor Corp.	9,525,471	148,406,838
First Solar Inc.(a)(b)	2,171,248	114,337,920
Integrated Device Technology Inc.(a)(b)	3,434,691	109,497,949
MKS Instruments Inc.	1,457,694	139,501,316
Monolithic Power Systems Inc.	1,031,174	137,837,028
Silicon Laboratories Inc.(a)(b)	1,148,690	114,409,524
Synaptics Inc.(a)(b)	922,705	46,476,651
Teradyne Inc.(b)	5,083,458	193,527,246
Versum Materials Inc.	2,894,716	107,538,699
		1,284,641,490
Software — 3.6%
ACI Worldwide Inc.(a)(b)	3,103,572	76,565,121
Blackbaud Inc.(b)	1,293,586	132,527,886
CDK Global Inc.	3,287,112	213,826,636
CommVault Systems Inc.(a)(b)	1,123,906	74,009,210

iShares® Core S&P Mid-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Fair Isaac Corp.(a)	792,879	$ 153,279,368
Fortinet Inc.(a)	3,841,195	239,805,804
Manhattan Associates Inc.(a)(b)	1,775,470	83,464,845
PTC Inc.(a)	3,065,920	287,613,955
Tyler Technologies Inc.(a)	946,111	210,131,253
Ultimate Software Group Inc. (The)(a)(b)	772,772	198,841,963
		1,670,066,041
Specialty Retail — 2.2%
Aaron's Inc.	1,644,836	71,468,124
American Eagle Outfitters Inc.	4,458,132	103,651,569
AutoNation Inc.(a)(b)	1,568,977	76,220,903
Bed Bath & Beyond Inc.(b)	3,721,047	74,141,861
Dick's Sporting Goods Inc.	2,070,488	72,984,702
Five Below Inc.(a)(b)	1,477,825	144,398,281
Michaels Companies Inc. (The)(a)(b)	2,960,339	56,749,699
Murphy USA Inc.(a)(b)	820,934	60,987,187
Sally Beauty Holdings Inc.(a)(b)	3,267,598	52,379,596
Signet Jewelers Ltd.	1,567,844	87,407,303
Urban Outfitters Inc.(a)(b)	2,143,689	95,501,345
Williams-Sonoma Inc.	2,034,383	124,870,428
		1,020,760,998
Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)(b)	3,143,342	94,237,393
Textiles, Apparel & Luxury Goods — 0.7%
Carter's Inc.	1,247,097	135,172,844
Deckers Outdoor Corp.(a)(b)	809,032	91,331,623
Skechers U.S.A. Inc., Class A(a)(b)	3,608,332	108,286,043
		334,790,510
Thrifts & Mortgage Finance — 0.6%
LendingTree Inc.(a)(b)	208,649	44,609,156
New York Community Bancorp. Inc.	13,030,255	143,854,015
Washington Federal Inc.	2,244,578	73,397,701
		261,860,872
Trading Companies & Distributors — 0.8%
GATX Corp.	1,001,725	74,358,047
Security	Shares	Value
Trading Companies & Distributors (continued)
MSC Industrial Direct Co. Inc., Class A	1,218,490	$ 103,388,876
NOW Inc.(a)(b)	2,873,390	38,302,289
Watsco Inc.	851,415	151,790,266
		367,839,478
Water Utilities — 0.4%
Aqua America Inc.	4,726,926	166,293,257
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems Inc.	2,466,661	67,635,845
Total Common Stocks — 99.8% (Cost: $40,243,391,455)		46,780,136,869
Short-Term Investments
Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	2,765,202,288	2,765,755,329
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	240,435,900	240,435,900
		3,006,191,229
Total Short-Term Investments — 6.4% (Cost: $3,005,777,937)		3,006,191,229
Total Investments in Securities — 106.2% (Cost: $43,249,169,392)		49,786,328,098
Other Assets, Less Liabilities — (6.2)%		(2,927,964,128)
Net Assets — 100.0%		$ 46,858,363,970

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,442,061,800	323,140,488	2,765,202,288	$2,765,755,329	$3,610,604 (a)	$ (17,315)	$ 510,498
BlackRock Cash Funds: Treasury, SL Agency Shares	55,072,486	185,363,414	240,435,900	240,435,900	281,153	—	—
				$3,006,191,229	$3,891,757	$ (17,315)	$ 510,498

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Core S&P Mid-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini	274	09/21/18	$ 53,597	$ (554,314)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$46,780,136,869	$ —	$ —	$46,780,136,869
Money Market Funds	3,006,191,229	—	—	3,006,191,229
	$49,786,328,098	$ —	$ —	$49,786,328,098
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (554,314)	$ —	$ —	$ (554,314)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Core S&P Small-Cap ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
AAR Corp.	1,715,446	$ 79,751,084
Aerojet Rocketdyne Holdings Inc.(a)(b)(c)	4,022,716	118,629,895
Aerovironment Inc.(b)(c)	1,124,267	80,306,392
Axon Enterprise Inc.(a)(b)(c)	3,050,613	192,737,729
Cubic Corp.(c)	1,334,910	85,701,222
Engility Holdings Inc.(b)	964,124	29,540,759
Mercury Systems Inc.(a)(b)(c)	2,561,641	97,496,056
Moog Inc., Class A	1,730,479	134,908,143
National Presto Industries Inc.(c)	261,894	32,474,856
Triumph Group Inc.(a)(c)	2,624,706	51,444,238
		902,990,374
Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings Inc.(a)(b)(c)	1,364,463	97,831,997
Echo Global Logistics Inc.(a)(b)(c)	1,425,245	41,688,416
Forward Air Corp.(a)	1,560,114	92,171,535
Hub Group Inc., Class A(a)(b)	1,797,325	89,506,785
		321,198,733
Airlines — 0.8%
Allegiant Travel Co.	671,659	93,327,018
Hawaiian Holdings Inc.(a)	2,703,683	97,197,404
SkyWest Inc.(a)	2,769,757	143,750,388
		334,274,810
Auto Components — 1.8%
American Axle & Manufacturing Holdings Inc.(b)(c)	5,318,066	82,749,107
Cooper Tire & Rubber Co.(a)	2,684,683	70,607,163
Cooper-Standard Holdings Inc.(b)(c)	867,351	113,336,755
Dorman Products Inc.(b)(c)	1,568,830	107,166,777
Fox Factory Holding Corp.(a)(b)(c)	1,983,726	92,342,445
Gentherm Inc.(a)(b)(c)	1,947,669	76,543,392
LCI Industries(a)	1,344,352	121,193,333
Motorcar Parts of America Inc.(a)(b)(c)	1,026,402	19,203,981
Standard Motor Products Inc.	1,067,140	51,585,548
Superior Industries International Inc.(a)	1,260,885	22,569,842
		757,298,343
Automobiles — 0.1%
Winnebago Industries Inc.(c)	1,537,467	62,421,160
Banks — 8.4%
Ameris Bancorp.	2,156,285	115,037,805
Banc of California Inc.	2,275,635	44,488,664
Banner Corp.(a)	1,703,850	102,452,501
Berkshire Hills Bancorp. Inc.	1,948,195	79,096,717
Boston Private Financial Holdings Inc.(a)	4,487,079	71,344,556
Brookline Bancorp. Inc.(a)	4,219,991	78,491,833
Central Pacific Financial Corp.	1,246,428	35,710,162
City Holding Co.(a)	819,112	61,621,796
Columbia Banking System Inc.(a)	3,896,142	159,352,208
Community Bank System Inc.(a)	2,717,069	160,497,266
Customers Bancorp. Inc.(a)(b)(c)	1,585,694	45,001,996
CVB Financial Corp.	5,465,864	122,544,671
Fidelity Southern Corp.	1,201,990	30,542,566
First BanCorp./Puerto Rico(b)	9,752,483	74,606,495
First Commonwealth Financial Corp.(a)	5,289,029	82,032,840
First Financial Bancorp.(a)	5,206,512	159,579,593
First Financial Bankshares Inc.(a)(c)	3,597,711	183,123,490
First Midwest Bancorp. Inc.(a)	5,495,766	139,977,160
Franklin Financial Network Inc.(b)(c)	648,841	24,396,422
Glacier Bancorp. Inc.	4,224,123	163,389,078
Security	Shares	Value
Banks (continued)
Great Western Bancorp. Inc.(a)	3,138,824	$ 131,799,220
Green Bancorp. Inc.	1,407,829	30,409,106
Hanmi Financial Corp.(a)	1,723,419	48,858,929
Heritage Financial Corp./WA	1,513,250	52,736,763
Hope Bancorp Inc.(a)	6,869,735	122,487,375
Independent Bank Corp./Rockland MA(a)	1,462,723	114,677,483
LegacyTexas Financial Group Inc.	2,274,319	88,743,927
National Bank Holdings Corp., Class A	1,421,632	54,860,779
NBT Bancorp. Inc.(a)	2,330,235	88,898,465
OFG Bancorp.(a)	2,373,205	33,343,530
Old National Bancorp./IN	7,141,455	132,831,063
Opus Bank	926,342	26,586,015
Pacific Premier Bancorp. Inc.(b)(c)	2,082,803	79,458,934
S&T Bancorp. Inc.(a)	1,860,241	80,436,821
Seacoast Banking Corp. of Florida(a)(b)(c)	2,505,231	79,115,195
ServisFirst Bancshares Inc.	2,410,584	100,593,670
Simmons First National Corp., Class A	4,180,791	125,005,651
Southside Bancshares Inc.	1,486,925	50,079,634
Tompkins Financial Corp.	666,859	57,269,851
United Community Banks Inc./GA	3,907,316	119,837,382
Westamerica Bancorp.(a)	1,417,763	80,117,787
		3,631,435,399
Beverages — 0.2%
Coca-Cola Bottling Co. Consolidated(c)	252,116	34,068,435
MGP Ingredients Inc.(c)	668,342	59,355,453
		93,423,888
Biotechnology — 2.7%
Acorda Therapeutics Inc.(a)(b)(c)	2,491,647	71,510,269
AMAG Pharmaceuticals Inc.(b)(c)	1,638,403	31,948,858
Cytokinetics Inc.(a)(b)(c)	2,743,700	22,772,710
Eagle Pharmaceuticals Inc./DE(b)(c)	446,522	33,783,855
Emergent BioSolutions Inc.(b)(c)	1,876,298	94,734,286
Enanta Pharmaceuticals Inc.(b)(c)	767,387	88,940,153
Ligand Pharmaceuticals Inc.(a)(b)(c)	1,133,122	234,748,885
MiMedx Group Inc.(b)(c)	5,459,712	34,887,560
Momenta Pharmaceuticals Inc.(a)(b)(c)	4,131,912	84,497,600
Myriad Genetics Inc.(a)(b)(c)	3,717,348	138,917,295
Progenics Pharmaceuticals Inc.(a)(b)(c)	3,938,352	31,664,350
REGENXBIO Inc.(b)(c)	1,424,627	102,216,987
Repligen Corp.(b)(c)	2,001,301	94,141,199
Spectrum Pharmaceuticals Inc.(b)(c)	4,964,037	104,046,216
		1,168,810,223
Building Products — 2.2%
AAON Inc.(c)	2,130,350	70,834,130
American Woodmark Corp.(b)	752,932	68,930,925
Apogee Enterprises Inc.(a)	1,503,240	72,411,071
Gibraltar Industries Inc.(a)(b)(c)	1,672,480	62,718,000
Griffon Corp.	1,798,776	32,018,213
Insteel Industries Inc.(a)(c)	967,420	32,311,828
Patrick Industries Inc.(a)(b)(c)	1,258,193	71,528,272
PGT Innovations Inc.(a)(b)	2,670,326	55,676,297
Quanex Building Products Corp.(a)	1,889,404	33,914,802
Simpson Manufacturing Co. Inc.	2,190,374	136,219,359
Trex Co. Inc.(a)(b)(c)	3,134,320	196,177,089
Universal Forest Products Inc.(a)	3,277,959	120,038,859
		952,778,845
Capital Markets — 1.3%
Donnelley Financial Solutions Inc.(a)(b)(c)	1,827,136	31,737,352
Financial Engines Inc.(a)	3,390,451	152,231,250

iShares® Core S&P Small-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Greenhill & Co. Inc.(c)	1,164,348	$ 33,067,483
INTL. FCStone Inc.(b)(c)	846,532	43,774,170
Investment Technology Group Inc.(a)	1,788,662	37,418,809
Piper Jaffray Companies(a)	765,974	58,865,102
Virtus Investment Partners Inc.(a)	388,823	49,749,903
Waddell & Reed Financial Inc., Class A(a)	4,390,881	78,904,132
WisdomTree Investments Inc.	5,952,110	54,045,159
		539,793,360
Chemicals — 2.9%
A Schulman Inc.(a)	1,581,808	70,390,456
AdvanSix Inc.(a)(b)(c)	1,633,296	59,827,632
American Vanguard Corp.(c)	1,403,925	32,220,079
Balchem Corp.(a)(c)	1,701,507	166,985,897
Flotek Industries Inc.(a)(b)(c)	3,015,170	9,738,999
FutureFuel Corp.	1,390,486	19,480,709
Hawkins Inc.	525,047	18,560,411
HB Fuller Co.(a)	2,688,833	144,336,555
Ingevity Corp.(a)(b)(c)	2,238,797	181,029,125
Innophos Holdings Inc.(a)	1,050,265	49,992,614
Innospec Inc.(a)	1,294,461	99,090,990
Koppers Holdings Inc.(a)(b)	1,137,185	43,611,045
Kraton Corp.(a)(b)(c)	1,709,864	78,893,125
LSB Industries Inc.(b)(c)	1,119,537	5,933,546
Quaker Chemical Corp.(a)	703,380	108,932,461
Rayonier Advanced Materials Inc.(a)	2,775,630	47,435,517
Stepan Co.	1,056,189	82,393,304
Tredegar Corp.	1,384,918	32,545,573
		1,251,398,038
Commercial Services & Supplies — 2.5%
ABM Industries Inc.(a)	3,501,557	102,175,433
Brady Corp., Class A, NVS	2,556,627	98,557,971
Essendant Inc.	1,574,651	20,816,886
Interface Inc.(a)	3,169,577	72,741,792
LSC Communications Inc.(a)	1,797,169	28,143,667
Matthews International Corp., Class A(a)	1,719,251	101,091,959
Mobile Mini Inc.(a)	2,375,378	111,405,228
Multi-Color Corp.(c)	749,364	48,446,382
RR Donnelley & Sons Co.(a)	3,772,835	21,731,530
Team Inc.(a)(b)(c)	1,613,234	37,265,705
Tetra Tech Inc.(a)	2,957,094	172,989,999
U.S. Ecology Inc.(a)	1,173,412	74,746,344
UniFirst Corp./MA(a)(c)	822,429	145,487,690
Viad Corp.(a)(c)	1,102,154	59,791,855
		1,095,392,441
Communications Equipment — 1.6%
ADTRAN Inc.(a)	2,552,736	37,908,130
Applied Optoelectronics Inc.(a)(b)(c)	1,046,174	46,973,213
CalAmp Corp.(a)(b)(c)	1,901,599	44,554,465
Comtech Telecommunications Corp.(a)	1,260,498	40,184,676
Digi International Inc.(a)(b)	1,488,620	19,649,784
Extreme Networks Inc.(b)(c)	5,564,367	44,292,361
Finisar Corp.(a)(b)(c)	6,126,877	110,283,786
Harmonic Inc.(a)(b)(c)	4,528,358	19,245,522
NETGEAR Inc.(a)(b)(c)	1,680,956	105,059,750
Oclaro Inc.(a)(b)	9,080,080	81,085,114
Viavi Solutions Inc.(a)(b)	12,083,984	123,739,996
		672,976,797
Construction & Engineering — 0.4%
Aegion Corp.(a)(b)(c)	1,754,471	45,177,628
Security	Shares	Value
Construction & Engineering (continued)
Comfort Systems USA Inc.(a)	1,972,397	$ 90,335,783
MYR Group Inc.(a)(b)(c)	887,150	31,458,339
Orion Group Holdings Inc.(a)(b)(c)	1,551,929	12,818,934
		179,790,684
Construction Materials — 0.1%
U.S. Concrete Inc.(a)(b)(c)	851,205	44,688,263
Consumer Finance — 1.6%
Encore Capital Group Inc.(b)(c)	1,278,677	46,799,578
Enova International Inc.(a)(b)(c)	1,810,744	66,182,693
EZCORP Inc., Class A, NVS(b)(c)	2,787,741	33,592,279
FirstCash Inc.(a)	2,414,771	216,967,174
Green Dot Corp., Class A(b)(c)	2,485,563	182,415,469
PRA Group Inc.(a)(b)(c)	2,417,884	93,209,428
World Acceptance Corp.(b)(c)	327,475	36,353,000
		675,519,621
Containers & Packaging — 0.1%
Myers Industries Inc.	1,458,700	28,007,040
Distributors — 0.1%
Core-Mark Holding Co. Inc.(a)	2,447,773	55,564,447
Diversified Consumer Services — 0.6%
American Public Education Inc.(a)(b)(c)	874,744	36,826,722
Capella Education Co.(a)	619,942	61,188,275
Career Education Corp.(a)(b)(c)	3,506,184	56,694,995
Regis Corp.(b)(c)	1,846,963	30,548,768
Strayer Education Inc.(a)(c)	571,737	64,611,998
		249,870,758
Diversified Telecommunication Services — 1.1%
ATN International Inc.	577,582	30,479,002
Cincinnati Bell Inc.(b)(c)	2,266,551	35,584,851
Cogent Communications Holdings Inc.	2,224,093	118,766,566
Consolidated Communications Holdings Inc.	3,438,645	42,501,652
Frontier Communications Corp.(a)(c)	4,271,945	22,897,625
Iridium Communications Inc.(b)(c)	4,461,635	71,832,324
Vonage Holdings Corp.(b)(c)	11,369,227	146,549,336
		468,611,356
Electric Utilities — 0.3%
El Paso Electric Co.(a)	2,146,141	126,836,933
Electrical Equipment — 0.4%
AZZ Inc.(a)	1,360,085	59,095,693
Encore Wire Corp.(a)	1,100,740	52,230,113
Powell Industries Inc.	468,717	16,325,413
Vicor Corp.(b)(c)	868,302	37,814,552
		165,465,771
Electronic Equipment, Instruments & Components — 4.0%
Anixter International Inc.(b)(c)	1,540,131	97,490,292
Badger Meter Inc.(a)	1,526,771	68,246,664
Bel Fuse Inc., Class B, NVS	543,407	11,357,206
Benchmark Electronics Inc.(a)	2,494,976	72,728,550
Control4 Corp.(b)(c)	1,085,894	26,398,083
CTS Corp.(a)(c)	1,732,018	62,352,648
Daktronics Inc.	2,068,879	17,606,160
Electro Scientific Industries Inc.(a)(b)	1,833,842	28,919,688
ePlus Inc.(a)(b)	730,785	68,766,869
Fabrinet(a)(b)(c)	1,951,401	71,987,183
FARO Technologies Inc.(a)(b)	894,313	48,605,912
II-VI Inc.(b)(c)	2,929,321	127,278,998

iShares® Core S&P Small-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Insight Enterprises Inc.(a)(b)(c)	1,888,262	$ 92,392,660
Itron Inc.(b)(c)	1,836,788	110,299,119
KEMET Corp.(b)(c)	2,623,733	63,363,152
Knowles Corp.(a)(b)(c)	4,805,206	73,519,652
Methode Electronics Inc.(a)	1,943,074	78,305,882
MTS Systems Corp.(a)	944,902	49,749,090
OSI Systems Inc.(b)(c)	902,926	69,823,268
Park Electrochemical Corp.	1,008,248	23,381,271
Plexus Corp.(a)(b)(c)	1,738,440	103,506,718
Rogers Corp.(a)(b)(c)	977,006	108,897,089
Sanmina Corp.(a)(b)(c)	3,642,856	106,735,681
ScanSource Inc.(a)(b)	1,358,628	54,752,708
TTM Technologies Inc.(b)(c)	4,942,811	87,141,758
		1,723,606,301
Energy Equipment & Services — 2.2%
Archrock Inc.(a)	6,907,980	82,895,760
Bristow Group Inc.	1,736,594	24,503,341
C&J Energy Services Inc.(b)(c)	3,382,248	79,821,053
CARBO Ceramics Inc.(b)(c)	1,185,895	10,874,657
Era Group Inc.(a)(b)	1,087,975	14,089,276
Exterran Corp.(b)	1,705,027	42,693,876
Geospace Technologies Corp.(a)(b)(c)	733,853	10,317,973
Gulf Island Fabrication Inc.	743,393	6,690,537
Helix Energy Solutions Group Inc.(b)(c)	7,379,364	61,470,102
Matrix Service Co.(a)(b)	1,434,112	26,315,955
Newpark Resources Inc.(a)(b)(c)	4,742,678	51,458,056
Noble Corp. PLC(a)(b)(c)	13,153,095	83,259,091
Oil States International Inc.(a)(b)(c)	3,183,458	102,189,002
Pioneer Energy Services Corp.(a)(b)	4,171,447	24,402,965
ProPetro Holding Corp.(b)(c)	3,829,801	60,051,280
SEACOR Holdings Inc.(b)(c)	900,469	51,569,860
TETRA Technologies Inc.(a)(b)(c)	6,696,949	29,801,423
U.S. Silica Holdings Inc.(a)(c)	4,163,099	106,950,013
Unit Corp.(a)(b)(c)	2,859,251	73,082,456
		942,436,676
Equity Real Estate Investment Trusts (REITs) — 5.6%
Acadia Realty Trust(a)(c)	4,344,628	118,912,468
Agree Realty Corp.(a)(c)	1,654,901	87,329,126
American Assets Trust Inc.(c)	2,219,512	84,985,114
Armada Hoffler Properties Inc.(a)(c)	2,446,155	36,447,710
CareTrust REIT Inc.(a)	3,950,817	65,939,136
CBL & Associates Properties Inc.(a)(c)	9,249,947	51,522,205
Cedar Realty Trust Inc.(c)	4,316,272	20,372,804
Chatham Lodging Trust(a)(c)	2,464,285	52,292,128
Chesapeake Lodging Trust(a)(c)	3,228,707	102,156,289
Community Healthcare Trust Inc.(a)(c)	938,302	28,027,081
DiamondRock Hospitality Co.(a)(c)	10,634,875	130,596,265
Easterly Government Properties Inc.(c)	3,004,036	59,359,751
EastGroup Properties Inc.(a)(c)	1,844,709	176,280,392
Four Corners Property Trust Inc.(a)(c)	3,287,260	80,965,214
Franklin Street Properties Corp.(a)(c)	5,778,052	49,460,125
Getty Realty Corp.(c)	1,779,393	50,125,501
Global Net Lease Inc.(a)(c)	3,596,503	73,476,556
Government Properties Income Trust(c)	3,898,930	61,798,041
Hersha Hospitality Trust(a)(c)	1,994,611	42,784,406
Independence Realty Trust Inc.(a)(c)	4,681,952	48,270,925
Kite Realty Group Trust(a)(c)	4,467,943	76,312,466
Lexington Realty Trust(c)	11,504,539	100,434,625
LTC Properties Inc.(a)(c)	2,115,750	90,427,155
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
National Storage Affiliates Trust(a)(c)	2,690,480	$ 82,920,594
Pennsylvania REIT(a)(c)	3,730,926	41,002,877
PS Business Parks Inc.(c)	1,061,835	136,445,798
Ramco-Gershenson Properties Trust(a)(c)	4,279,256	56,528,972
Retail Opportunity Investments Corp.(a)(c)	6,002,902	115,015,602
Saul Centers Inc.(c)	659,251	35,322,669
Summit Hotel Properties Inc.(a)(c)	5,591,278	80,011,188
Universal Health Realty Income Trust	684,540	43,796,869
Urstadt Biddle Properties Inc., Class A(a)	1,618,425	36,624,958
Washington Prime Group Inc.(c)	8,813,602	71,478,312
Whitestone REIT(a)(c)	2,164,000	27,006,720
		2,414,430,042
Food & Staples Retailing — 0.3%
Andersons Inc. (The)(a)	1,431,632	48,961,814
SpartanNash Co.(a)	1,911,376	48,778,316
SUPERVALU Inc.(a)(b)(c)	2,037,848	41,816,641
		139,556,771
Food Products — 1.5%
B&G Foods Inc.(a)(c)	3,538,500	105,801,150
Calavo Growers Inc.(c)	836,628	80,441,782
Cal-Maine Foods Inc.(b)(c)	1,569,700	71,970,745
Darling Ingredients Inc.(a)(b)(c)	8,756,823	174,085,641
Dean Foods Co.(a)	4,919,712	51,706,173
J&J Snack Foods Corp.	786,320	119,890,211
John B Sanfilippo & Son Inc.(a)	473,390	35,243,886
Seneca Foods Corp., Class A(b)(c)	365,011	9,855,297
		648,994,885
Gas Utilities — 1.0%
Northwest Natural Gas Co.(a)	1,523,961	97,228,712
South Jersey Industries Inc.(a)	4,552,354	152,367,288
Spire Inc.(a)	2,678,416	189,230,090
		438,826,090
Health Care Equipment & Supplies — 3.4%
Abaxis Inc.(a)	1,213,376	100,722,342
AngioDynamics Inc.(a)(b)(c)	1,962,977	43,656,608
Anika Therapeutics Inc.(a)(b)(c)	792,384	25,356,288
CONMED Corp.	1,329,734	97,336,529
CryoLife Inc.(b)	1,800,216	50,136,016
Cutera Inc.(a)(b)(c)	720,535	29,037,561
Heska Corp.(b)(c)	358,093	37,166,472
Inogen Inc.(b)(c)	926,076	172,555,741
Integer Holdings Corp.(b)	1,521,974	98,395,619
Invacare Corp.(a)(c)	1,777,133	33,054,674
Lantheus Holdings Inc.(b)	1,633,032	23,760,616
LeMaitre Vascular Inc.(c)	809,940	27,116,791
Meridian Bioscience Inc.(a)	2,254,883	35,852,640
Merit Medical Systems Inc.(a)(b)(c)	2,677,187	137,071,974
Natus Medical Inc.(a)(b)(c)	1,768,877	61,026,257
Neogen Corp.(a)(b)(c)	2,744,313	220,066,459
OraSure Technologies Inc.(a)(b)(c)	3,232,283	53,235,701
Orthofix International NV(a)(b)(c)	999,144	56,771,362
Surmodics Inc.(a)(b)	698,918	38,580,274
Tactile Systems Technology Inc.(b)(c)	791,310	41,148,120
Varex Imaging Corp.(a)(b)(c)	2,026,642	75,168,152
		1,457,216,196
Health Care Providers & Services — 3.3%
Aceto Corp.(a)(c)	1,683,014	5,638,097
Amedisys Inc.(b)(c)	1,514,866	129,460,448
AMN Healthcare Services Inc.(a)(b)(c)	2,537,005	148,668,493

iShares® Core S&P Small-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
BioTelemetry Inc.(a)(b)(c)	1,650,290	$ 74,263,050
Community Health Systems Inc.(a)(b)(c)	6,167,387	20,475,725
CorVel Corp.(b)(c)	522,505	28,215,270
Cross Country Healthcare Inc.(a)(b)(c)	1,993,622	22,428,248
Diplomat Pharmacy Inc.(b)(c)	2,575,379	65,826,687
Ensign Group Inc. (The)(c)	2,582,119	92,491,503
HealthEquity Inc.(b)(c)	2,794,370	209,857,187
Kindred Healthcare Inc.(a)(b)	4,901,134	44,110,206
LHC Group Inc.(b)(c)	1,546,980	132,406,018
Magellan Health Inc.(a)(b)(c)	1,308,009	125,503,464
Owens & Minor Inc.(a)	3,315,358	55,399,632
Providence Service Corp. (The)(b)	576,946	45,319,108
Quorum Health Corp.(b)(c)	1,497,494	7,487,470
Select Medical Holdings Corp.(b)	5,714,016	103,709,391
Tivity Health Inc.(b)(c)	1,816,773	63,950,410
U.S. Physical Therapy Inc.(a)	663,928	63,737,088
		1,438,947,495
Health Care Technology — 0.8%
Computer Programs & Systems Inc.(c)	623,465	20,511,999
HealthStream Inc.	1,359,564	37,129,693
HMS Holdings Corp.(a)(b)(c)	4,405,094	95,238,132
Omnicell Inc.(a)(b)(c)	2,062,960	108,202,252
Quality Systems Inc.(b)(c)	2,499,459	48,739,450
Tabula Rasa HealthCare Inc.(b)(c)	724,236	46,227,984
		356,049,510
Hotels, Restaurants & Leisure — 2.2%
Belmond Ltd., Class A(b)(c)	4,522,488	50,425,741
BJ's Restaurants Inc.	961,703	57,702,180
Chuy's Holdings Inc.(a)(b)(c)	909,288	27,915,142
Dave & Buster's Entertainment Inc.(a)(b)(c)	2,095,379	99,740,040
Dine Brands Global Inc.(a)	949,044	70,988,491
El Pollo Loco Holdings Inc.(b)(c)	1,202,747	13,711,316
Fiesta Restaurant Group Inc.(a)(b)(c)	1,444,513	41,457,523
Marriott Vacations Worldwide Corp.	1,259,903	142,318,643
Monarch Casino & Resort Inc.(b)(c)	622,925	27,439,846
Penn National Gaming Inc.(b)(c)	3,110,638	104,486,331
Red Robin Gourmet Burgers Inc.(a)(b)(c)	693,676	32,325,302
Ruth's Hospitality Group Inc.	1,518,278	42,587,698
Shake Shack Inc., Class A(b)(c)	1,029,285	68,118,081
Sonic Corp.(a)	1,978,184	68,089,093
Wingstop Inc.(a)(c)	1,562,555	81,440,367
		928,745,794
Household Durables — 2.0%
Cavco Industries Inc.(b)	447,642	92,952,861
Ethan Allen Interiors Inc.	1,334,336	32,691,232
Installed Building Products Inc.(b)(c)	1,118,931	63,275,548
iRobot Corp.(a)(b)(c)	1,475,751	111,817,653
La-Z-Boy Inc.(a)	2,502,853	76,587,302
LGI Homes Inc.(b)(c)	964,412	55,675,505
M/I Homes Inc.(a)(b)(c)	1,537,304	40,707,810
MDC Holdings Inc.	2,383,326	73,334,941
Meritage Homes Corp.(b)	2,022,683	88,896,918
TopBuild Corp.(a)(b)(c)	1,900,953	148,920,658
Universal Electronics Inc.(a)(b)(c)	759,629	25,105,738
William Lyon Homes, Class A(b)(c)	1,505,208	34,920,826
		844,886,992
Household Products — 0.5%
Central Garden & Pet Co.(b)(c)	542,372	23,582,334
Central Garden & Pet Co., Class A, NVS(b)	1,882,800	76,196,916
Security	Shares	Value
Household Products (continued)
WD-40 Co.(a)	733,992	$ 107,346,330
		207,125,580
Industrial Conglomerates — 0.2%
Raven Industries Inc.(a)	1,900,818	73,086,452
Insurance — 3.2%
American Equity Investment Life Holding Co.	4,472,282	161,002,152
AMERISAFE Inc.	928,914	53,644,784
eHealth Inc.(b)(c)	905,433	20,010,069
Employers Holdings Inc.(a)	1,730,011	69,546,442
HCI Group Inc.	418,420	17,393,719
Horace Mann Educators Corp.(a)	2,179,679	97,213,683
Infinity Property & Casualty Corp.(a)(c)	586,640	83,508,204
James River Group Holdings Ltd.(a)	1,602,091	62,946,155
Maiden Holdings Ltd.	2,837,501	21,990,633
Navigators Group Inc. (The)	1,148,606	65,470,542
ProAssurance Corp.(a)	2,860,554	101,406,639
RLI Corp.	2,077,484	137,508,666
Safety Insurance Group Inc.(a)	820,594	70,078,728
Selective Insurance Group Inc.(a)	3,124,441	171,844,255
Stewart Information Services Corp.(a)	1,278,852	55,080,156
Third Point Reinsurance Ltd.(b)	4,442,725	55,534,063
United Fire Group Inc.	825,184	44,980,780
United Insurance Holdings Corp.	1,129,480	22,115,218
Universal Insurance Holdings Inc.	1,744,201	61,221,455
		1,372,496,343
Internet & Direct Marketing Retail — 0.6%
FTD Companies Inc.(b)(c)	964,853	4,476,918
Nutrisystem Inc.(a)	1,575,394	60,652,669
PetMed Express Inc.(a)(c)	1,086,071	47,841,428
Shutterfly Inc.(a)(b)(c)	1,758,494	158,317,215
		271,288,230
Internet Software & Services — 1.6%
Alarm.com Holdings Inc.(b)(c)	1,341,942	54,187,618
Blucora Inc.(a)(b)	2,504,264	92,657,768
Liquidity Services Inc.(b)(c)	1,408,350	9,224,692
LivePerson Inc.(b)	2,967,068	62,605,135
NIC Inc.(a)	3,570,745	55,525,085
QuinStreet Inc.(b)(c)	1,965,390	24,960,453
Shutterstock Inc.(b)(c)	997,144	47,324,454
SPS Commerce Inc.(a)(b)(c)	919,911	67,595,060
Stamps.com Inc.(b)(c)	865,917	219,120,297
XO Group Inc.(b)	1,290,456	41,294,592
		674,495,154
IT Services — 2.2%
CACI International Inc., Class A(a)(b)(c)	1,313,136	221,329,073
Cardtronics PLC, Class A(a)(b)(c)	2,448,396	59,202,215
CSG Systems International Inc.(a)	1,801,022	73,607,769
EVERTEC Inc.	3,229,101	70,555,857
ExlService Holdings Inc.(a)(b)	1,825,965	103,367,879
ManTech International Corp./VA, Class A(a)	1,414,382	75,867,450
Perficient Inc.(a)(b)	1,893,993	49,944,595
Sykes Enterprises Inc.(b)(c)	2,127,756	61,236,818
Travelport Worldwide Ltd.(a)	6,712,642	124,452,383
TTEC Holdings Inc.	773,416	26,721,523
Virtusa Corp.(b)(c)	1,478,899	71,992,803
		938,278,365
Leisure Products — 0.5%
Callaway Golf Co.(a)(c)	5,013,735	95,110,553

iShares® Core S&P Small-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
Nautilus Inc.(a)(b)(c)	1,621,211	$ 25,453,013
Sturm Ruger & Co. Inc.(a)(c)	914,469	51,210,264
Vista Outdoor Inc.(a)(b)(c)	3,072,125	47,587,216
		219,361,046
Life Sciences Tools & Services — 0.4%
Cambrex Corp.(a)(b)(c)	1,744,686	91,247,078
Luminex Corp.(c)	2,195,340	64,828,390
		156,075,468
Machinery — 5.4%
Actuant Corp., Class A(a)(c)	3,226,460	94,696,601
Alamo Group Inc.	506,066	45,728,124
Albany International Corp., Class A	1,545,032	92,933,675
Astec Industries Inc.(c)	1,023,833	61,225,213
Barnes Group Inc.	2,575,269	151,683,344
Briggs & Stratton Corp.(a)	2,301,093	40,522,248
Chart Industries Inc.(a)(b)(c)	1,649,989	101,771,322
CIRCOR International Inc.(a)(c)	1,053,360	38,932,186
EnPro Industries Inc.(a)	1,126,414	78,792,659
ESCO Technologies Inc.(a)	1,366,246	78,832,394
Federal Signal Corp.(a)	3,202,979	74,597,381
Franklin Electric Co. Inc.	2,060,459	92,926,701
Greenbrier Companies Inc. (The)	1,508,600	79,578,650
Harsco Corp.(a)(b)(c)	4,302,367	95,082,311
Hillenbrand Inc.(a)	3,319,791	156,528,146
John Bean Technologies Corp.(a)(c)	1,683,867	149,695,776
Lindsay Corp.(a)	565,038	54,803,036
Lydall Inc.(a)(b)	922,322	40,259,355
Mueller Industries Inc.(a)	3,071,820	90,649,408
Proto Labs Inc.(b)(c)	1,334,776	158,771,605
SPX Corp.(a)(b)	2,298,270	80,554,364
SPX FLOW Inc.(a)(b)	2,268,224	99,280,164
Standex International Corp.(a)	678,223	69,314,391
Tennant Co.(a)	955,398	75,476,442
Titan International Inc.	2,686,141	28,822,293
Wabash National Corp.(a)(c)	3,101,245	57,869,232
Watts Water Technologies Inc., Class A(a)	1,478,462	115,911,421
		2,305,238,442
Marine — 0.2%
Matson Inc.(a)	2,269,079	87,087,252
Media — 1.0%
EW Scripps Co. (The), Class A, NVS(c)	2,964,364	39,692,834
Gannett Co. Inc.(a)	6,026,194	64,480,276
Marcus Corp. (The)(a)	1,052,571	34,208,558
New Media Investment Group Inc.(a)	3,237,369	59,826,579
Scholastic Corp., NVS	1,458,959	64,646,473
World Wrestling Entertainment Inc., Class A	2,128,331	154,985,064
		417,839,784
Metals & Mining — 0.9%
AK Steel Holding Corp.(a)(b)(c)	16,740,719	72,654,720
Century Aluminum Co.(b)(c)	2,701,843	42,554,027
Haynes International Inc.(a)	660,563	24,269,085
Kaiser Aluminum Corp.	801,689	83,463,842
Materion Corp.(a)	1,087,335	58,879,190
Olympic Steel Inc.(c)	498,444	10,173,242
SunCoke Energy Inc.(a)(b)	3,459,928	46,363,035
TimkenSteel Corp.(b)	2,092,112	34,206,031
		372,563,172
Security	Shares	Value
Mortgage Real Estate Investment — 0.9%
Apollo Commercial Real Estate Finance Inc.(c)	5,982,303	$ 109,356,499
ARMOUR Residential REIT Inc.(c)	2,062,136	47,037,322
Capstead Mortgage Corp.(a)(c)	4,978,624	44,558,685
Invesco Mortgage Capital Inc.(a)	5,954,671	94,679,269
New York Mortgage Trust Inc.(a)(c)	6,056,593	36,400,124
PennyMac Mortgage Investment Trust(a)(c)	3,184,175	60,467,483
		392,499,382
Multi-Utilities — 0.4%
Avista Corp.(a)	3,494,005	183,994,303
Multiline Retail — 0.1%
JC Penney Co. Inc.(b)(c)	15,078,487	35,283,660
Oil, Gas & Consumable Fuels — 2.0%
Carrizo Oil & Gas Inc.(a)(b)(c)	4,133,845	115,127,583
Cloud Peak Energy Inc.(a)(b)(c)	4,091,457	14,279,185
CONSOL Energy Inc.(b)(c)	1,332,520	51,102,142
Denbury Resources Inc.(b)(c)	21,308,095	102,491,937
Green Plains Inc.(a)(c)	2,105,097	38,523,275
HighPoint Resources Corp.(b)(c)	5,323,396	32,366,248
Par Pacific Holdings Inc.(b)(c)	1,364,148	23,708,892
PDC Energy Inc.(a)(b)(c)	3,506,482	211,966,837
Penn Virginia Corp.(b)	713,468	60,566,298
Renewable Energy Group Inc.(b)(c)	1,732,943	30,933,033
REX American Resources Corp.(b)(c)	309,709	25,077,138
Ring Energy Inc.(b)(c)	2,838,205	35,818,147
SRC Energy Inc.(a)(b)(c)	12,832,278	141,411,704
		883,372,419
Paper & Forest Products — 1.1%
Boise Cascade Co.(a)(c)	2,079,994	92,975,732
Clearwater Paper Corp.(a)(b)(c)	887,694	20,505,731
KapStone Paper and Packaging Corp.	4,687,312	161,712,264
Neenah Inc.(a)	897,795	76,177,906
PH Glatfelter Co.(a)	2,351,712	46,070,038
Schweitzer-Mauduit International Inc.(a)	1,643,207	71,841,010
		469,282,681
Personal Products — 0.4%
Avon Products Inc.(a)(b)	23,673,627	38,351,276
Inter Parfums Inc.	897,405	48,011,168
Medifast Inc.	562,621	90,109,379
		176,471,823
Pharmaceuticals — 1.6%
Amphastar Pharmaceuticals Inc.(b)(c)	1,878,762	28,669,908
ANI Pharmaceuticals Inc.(b)(c)	492,962	32,929,861
Corcept Therapeutics Inc.(b)(c)	5,066,220	79,640,978
Depomed Inc.(a)(b)(c)	3,372,117	22,492,020
Endo International PLC(b)(c)	10,676,441	100,678,839
Innoviva Inc.(b)	3,690,031	50,922,428
Lannett Co. Inc.(b)(c)	1,632,886	22,207,250
Medicines Co. (The)(b)(c)	3,438,189	126,181,536
Phibro Animal Health Corp., Class A(a)	1,051,795	48,435,160
Supernus Pharmaceuticals Inc.(a)(b)(c)	2,753,510	164,797,574
		676,955,554
Professional Services — 2.7%
ASGN Inc.(b)(c)	2,614,328	204,414,306
Exponent Inc.(a)	2,753,618	132,999,749
Forrester Research Inc.	522,915	21,936,284
FTI Consulting Inc.(a)(b)	2,011,463	121,653,282
Heidrick & Struggles International Inc.(a)	1,009,139	35,319,865

iShares® Core S&P Small-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Insperity Inc.	1,981,943	$ 188,780,071
Kelly Services Inc., Class A, NVS	1,646,892	36,972,726
Korn/Ferry International(a)	3,008,448	186,313,185
Navigant Consulting Inc.(a)(b)(c)	2,419,573	53,569,346
Resources Connection Inc.(a)	1,584,719	26,781,751
TrueBlue Inc.(b)(c)	1,999,641	53,890,325
WageWorks Inc.(a)(b)(c)	2,102,022	105,101,100
		1,167,731,990
Real Estate Management & Development — 0.3%
HFF Inc., Class A(a)	1,992,498	68,442,306
RE/MAX Holdings Inc., Class A(a)	954,086	50,041,811
		118,484,117
Road & Rail — 0.6%
ArcBest Corp.(a)(c)	1,370,070	62,612,199
Heartland Express Inc.(c)	2,586,632	47,982,024
Marten Transport Ltd.	2,050,629	48,087,250
Saia Inc.(a)(b)(c)	1,369,330	110,710,331
		269,391,804
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Energy Industries Inc.(a)(b)	2,092,247	121,538,628
Axcelis Technologies Inc.(a)(b)(c)	1,707,359	33,805,708
Brooks Automation Inc.(a)	3,742,163	122,069,357
Cabot Microelectronics Corp.(a)	1,360,285	146,312,255
CEVA Inc.(a)(b)(c)	1,176,722	35,537,004
Cohu Inc.(a)	1,518,124	37,209,219
Diodes Inc.(b)(c)	2,036,509	70,198,465
DSP Group Inc.(a)(b)(c)	1,236,517	15,394,637
FormFactor Inc.(a)(b)(c)	3,889,684	51,732,797
Kopin Corp.(b)(c)	3,233,279	9,247,178
Kulicke & Soffa Industries Inc.(a)(c)	3,646,170	86,851,769
MaxLinear Inc.(b)(c)	3,306,661	51,550,845
Nanometrics Inc.(a)(b)(c)	1,266,628	44,851,297
PDF Solutions Inc.(b)(c)	1,478,976	17,718,132
Photronics Inc.(a)(b)(c)	3,682,493	29,367,882
Power Integrations Inc.(a)(c)	1,562,300	114,126,015
Rambus Inc.(a)(b)(c)	5,701,313	71,494,465
Rudolph Technologies Inc.(a)(b)(c)	1,685,047	49,877,391
Semtech Corp.(a)(b)(c)	3,504,312	164,877,880
SolarEdge Technologies Inc.(b)(c)	2,010,502	96,202,521
Ultra Clean Holdings Inc.(a)(b)(c)	2,071,659	34,389,539
Veeco Instruments Inc.(a)(b)(c)	2,586,048	36,851,184
Xperi Corp.(a)	2,614,353	42,091,083
		1,483,295,251
Software — 1.8%
8x8 Inc.(a)(b)(c)	4,934,380	98,934,319
Agilysys Inc.(b)	818,352	12,684,456
Bottomline Technologies de Inc.(b)(c)	1,865,652	92,965,439
Ebix Inc.(c)	1,178,028	89,824,635
MicroStrategy Inc., Class A(b)	500,187	63,898,889
Monotype Imaging Holdings Inc.(a)	2,256,755	45,812,127
OneSpan Inc.(b)(c)	1,619,545	31,824,059
Progress Software Corp.(a)	2,415,155	93,756,317
Qualys Inc.(b)(c)	1,741,465	146,805,500
TiVo Corp.	5,949,792	80,024,702
		756,530,443
Specialty Retail — 4.1%
Abercrombie & Fitch Co., Class A(a)	3,600,120	88,130,938
Asbury Automotive Group Inc.(b)(c)	981,517	67,282,990
Ascena Retail Group Inc.(b)(c)	9,134,036	36,399,133
Security	Shares	Value
Specialty Retail (continued)
Barnes & Noble Education Inc.(b)(c)	2,044,807	$ 11,532,711
Barnes & Noble Inc.	3,034,748	19,270,650
Big 5 Sporting Goods Corp.(a)(c)	1,100,538	8,364,089
Buckle Inc. (The)(c)	1,494,391	40,199,118
Caleres Inc.(a)(c)	2,304,725	79,259,493
Cato Corp. (The), Class A	1,211,111	29,817,553
Chico's FAS Inc.(a)	6,821,061	55,523,437
Children's Place Inc. (The)(a)	885,071	106,916,577
DSW Inc., Class A	3,839,997	99,148,723
Express Inc.(a)(b)(c)	3,971,747	36,341,485
Francesca's Holdings Corp.(b)(c)	1,799,956	13,589,668
GameStop Corp., Class A(a)(c)	5,423,062	79,014,013
Genesco Inc.(a)(b)(c)	1,063,179	42,208,206
Group 1 Automotive Inc.(a)	1,049,490	66,117,870
Guess? Inc.	3,082,882	65,973,675
Haverty Furniture Companies Inc.	1,046,084	22,595,414
Hibbett Sports Inc.(a)(b)(c)	1,007,693	23,076,170
Kirkland's Inc.(a)(b)(c)	848,890	9,881,080
Lithia Motors Inc., Class A(a)	1,278,808	120,936,873
Lumber Liquidators Holdings Inc.(a)(b)(c)	1,503,813	36,617,847
MarineMax Inc.(b)(c)	1,192,096	22,590,219
Monro Inc.(a)	1,732,850	100,678,585
Office Depot Inc.	27,317,654	69,660,018
Rent-A-Center Inc./TX(a)(c)	2,836,589	41,754,590
RH(b)(c)	1,015,340	141,842,998
Shoe Carnival Inc.	578,208	18,762,850
Sleep Number Corp.(a)(b)(c)	1,966,330	57,062,897
Sonic Automotive Inc., Class A	1,298,510	26,749,306
Tailored Brands Inc.(a)	2,641,673	67,415,495
Tile Shop Holdings Inc.	1,859,752	14,320,090
Vitamin Shoppe Inc.(a)(b)(c)	1,289,334	8,960,871
Zumiez Inc.(b)(c)	969,739	24,291,962
		1,752,287,594
Technology Hardware, Storage & Peripherals — 0.7%
3D Systems Corp.(a)(b)(c)	6,033,535	83,323,118
Cray Inc.(a)(b)(c)	2,160,560	53,149,776
Diebold Nixdorf Inc.(a)(c)	4,089,906	48,874,377
Electronics For Imaging Inc.(a)(b)(c)	2,377,353	77,406,614
Super Micro Computer Inc.(b)(c)	2,032,701	48,073,379
		310,827,264
Textiles, Apparel & Luxury Goods — 1.7%
Crocs Inc.(a)(b)(c)	3,623,306	63,806,419
Fossil Group Inc.(b)(c)	2,334,884	62,738,333
G-III Apparel Group Ltd.(b)(c)	2,220,965	98,610,846
Movado Group Inc.	822,696	39,736,217
Oxford Industries Inc.(a)	904,389	75,046,199
Perry Ellis International Inc.(b)(c)	677,149	18,398,138
Steven Madden Ltd.	2,794,450	148,385,295
Unifi Inc.(b)	910,925	28,876,323
Vera Bradley Inc.(b)(c)	1,009,684	14,175,963
Wolverine World Wide Inc.(a)	5,041,525	175,293,824
		725,067,557
Thrifts & Mortgage Finance — 1.6%
BofI Holding Inc.(b)(c)	2,935,412	120,087,705
Dime Community Bancshares Inc.	1,650,930	32,193,135
HomeStreet Inc.(a)(b)(c)	1,440,282	38,815,600
Meta Financial Group Inc.(a)(c)	488,651	47,594,607
NMI Holdings Inc., Class A(b)(c)	3,148,500	51,320,550
Northfield Bancorp. Inc.(a)	2,500,975	41,566,205

iShares® Core S&P Small-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Northwest Bancshares Inc.(a)	5,443,593	$ 94,664,082
Oritani Financial Corp.	2,114,417	34,253,555
Provident Financial Services Inc.	3,258,323	89,701,632
TrustCo Bank Corp. NY(a)	5,144,407	45,785,222
Walker & Dunlop Inc.	1,504,072	83,701,607
		679,683,900
Tobacco — 0.2%
Universal Corp./VA(a)	1,320,403	87,212,618
Trading Companies & Distributors — 0.7%
Applied Industrial Technologies Inc.(a)	2,041,889	143,238,513
DXP Enterprises Inc./TX(b)	846,654	32,342,183
Kaman Corp.(a)	1,488,949	103,764,856
Veritiv Corp.(b)(c)	602,357	24,003,926
		303,349,478
Water Utilities — 0.5%
American States Water Co.(a)	1,945,988	111,232,674
California Water Service Group(a)	2,560,725	99,740,239
		210,972,913
Wireless Telecommunication Services — 0.0%
Spok Holdings Inc.(a)	1,071,809	16,130,725
Total Common Stocks — 99.8% (Cost: $35,419,198,325)		42,906,004,800
Security	Shares	Value
Short-Term Investments
Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(a)(d)(e)	3,495,449,132	$ 3,496,148,221
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(a)(d)	189,809,161	189,809,161
		3,685,957,382
Total Short-Term Investments — 8.6% (Cost: $3,685,412,136)		3,685,957,382
Total Investments in Securities — 108.4% (Cost: $39,104,610,461)		46,591,962,182
Other Assets, Less Liabilities — (8.4)%		(3,604,712,899)
Net Assets — 100.0%		$ 42,987,249,283

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
3D Systems Corp.	—	6,183,445	(149,910)	6,033,535	$ 83,323,118	$ —	$ (2,661)	$ 10,331,868
8x8 Inc.	4,437,773	597,707	(101,100)	4,934,380	98,934,319	—	497,882	5,886,695
A Schulman Inc.	1,437,580	174,326	(30,098)	1,581,808	70,390,456	298,132	200,021	2,072,444
Abaxis Inc.	1,098,939	143,455	(29,018)	1,213,376	100,722,342	210,611	355,799	13,889,938
Abercrombie & Fitch Co., Class A	3,296,605	437,366	(133,851)	3,600,120	88,130,938	707,631	96,478	205,709
ABM Industries Inc.	3,178,539	391,399	(68,381)	3,501,557	102,175,433	556,011	(481,330)	(13,703,224)
Acadia Realty Trust	4,068,445	495,930	(219,747)	4,344,628	118,912,468	1,177,733	(1,683,216)	13,797,020
Aceto Corp.	1,525,458	169,058	(11,502)	1,683,014	5,638,097	16,314	6,890	(6,581,135)
Acorda Therapeutics Inc.	2,278,434	256,656	(43,443)	2,491,647	71,510,269	—	(216,943)	12,322,865
Actuant Corp., Class A	2,904,881	376,040	(54,461)	3,226,460	94,696,601	—	(38,865)	19,272,278
ADTRAN Inc.	2,331,246	330,490	(109,000)	2,552,736	37,908,130	217,706	(638,987)	(970,005)
Advanced Energy Industries Inc.	1,914,370	233,496	(55,619)	2,092,247	121,538,628	—	(130,544)	(12,193,221)
AdvanSix Inc.	1,484,673	184,352	(35,729)	1,633,296	59,827,632	—	154,729	2,423,993
Aegion Corp.	1,596,803	176,252	(18,584)	1,754,471	45,177,628	—	78,157	4,558,276
Aerojet Rocketdyne Holdings Inc.	3,649,761	429,720	(56,765)	4,022,716	118,629,895	—	220,694	5,502,957
Agree Realty Corp.	1,510,181	185,794	(41,074)	1,654,901	87,329,126	898,521	195,635	7,166,285
AK Steel Holding Corp.	15,235,563	7,714,694	(6,209,538)	16,740,719	72,654,720	—	(17,760,460)	13,109,970
American Public Education Inc.	792,011	111,650	(28,917)	874,744	36,826,722	—	79,273	(825,076)
American States Water Co.	1,786,431	230,453	(70,896)	1,945,988	111,232,674	465,595	1,138,090	6,496,917
AMN Healthcare Services Inc.	2,308,397	293,088	(64,480)	2,537,005	148,668,493	—	708,478	3,725,120
Andersons Inc. (The)	1,292,081	155,131	(15,580)	1,431,632	48,961,814	235,944	(57,353)	1,596,183
AngioDynamics Inc.	1,821,093	200,805	(58,921)	1,962,977	43,656,608	—	72,176	9,229,184
Anika Therapeutics Inc.	715,650	97,277	(20,543)	792,384	25,356,288	—	(166,641)	(13,200,550)
Apogee Enterprises Inc.	1,378,984	178,367	(54,111)	1,503,240	72,411,071	227,696	(293,513)	7,683,495
Applied Industrial Technologies Inc.	1,866,229	235,093	(59,433)	2,041,889	143,238,513	584,673	632,179	(5,916,084)
Applied Optoelectronics Inc.	949,031	131,495	(34,352)	1,046,174	46,973,213	—	(436,178)	20,240,563

iShares® Core S&P Small-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates (continued)
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
ArcBest Corp.	1,251,537	157,682	(39,149)	1,370,070	$ 62,612,199	$ 104,457	$ 220,622	$ 17,330,033
Archrock Inc.	3,404,083	3,583,659	(79,762)	6,907,980	82,895,760	768,088	(39,458)	13,908,375
Armada Hoffler Properties Inc.	2,229,367	289,868	(73,080)	2,446,155	36,447,710	493,570	(33,156)	2,886,551
Atlas Air Worldwide Holdings Inc.	1,239,361	146,455	(21,353)	1,364,463	97,831,997	—	230,580	14,083,060
Avista Corp.	3,186,303	409,023	(101,321)	3,494,005	183,994,303	1,244,527	965,198	3,624,918
Avon Products Inc.	21,349,737	2,946,846	(622,956)	23,673,627	38,351,276	—	(551,124)	(26,535,247)
Axcelis Technologies Inc.	1,553,377	224,675	(70,693)	1,707,359	33,805,708	—	(614,196)	(7,272,351)
Axon Enterprise Inc.	2,566,381	545,683	(61,451)	3,050,613	192,737,729	—	768,066	63,144,906
AZZ Inc.	1,272,242	155,846	(68,003)	1,360,085	59,095,693	219,665	(1,119,186)	694,730
B&G Foods Inc.	2,749,865	1,155,495	(366,860)	3,538,500	105,801,150	1,687,813	(6,114,948)	24,382,500
Badger Meter Inc.	1,423,697	155,735	(52,661)	1,526,771	68,246,664	193,503	61,931	(3,479,579)
Balchem Corp.	1,545,140	197,101	(40,734)	1,701,507	166,985,897	—	830,313	25,236,366
Banner Corp.	1,587,926	160,933	(45,009)	1,703,850	102,452,501	556,509	140,067	7,440,563
Benchmark Electronics Inc.	2,346,474	305,575	(157,073)	2,494,976	72,728,550	376,573	(265,171)	(1,284,942)
Big 5 Sporting Goods Corp.	979,461	212,630	(91,553)	1,100,538	8,364,089	162,353	(537,017)	856,373
BioTelemetry Inc.	1,493,486	201,993	(45,189)	1,650,290	74,263,050	—	259,751	21,461,752
BlackRock Cash Funds: Institutional, SL Agency Shares	3,270,786,553	224,662,579 (a)	—	3,495,449,132	3,496,148,221	9,091,569 (b)	(55,878)	742,771
BlackRock Cash Funds: Treasury, SL Agency Shares	45,183,092	144,626,069 (a)	—	189,809,161	189,809,161	284,700	—	—
Blucora Inc.	2,279,648	283,962	(59,346)	2,504,264	92,657,768	—	404,435	28,586,740
Boise Cascade Co.	1,882,005	232,293	(34,304)	2,079,994	92,975,732	139,111	282,058	11,167,639
Boston Private Financial Holdings Inc.	4,113,392	430,326	(56,639)	4,487,079	71,344,556	506,856	117,775	3,128,677
Briggs & Stratton Corp.	2,092,387	258,321	(49,615)	2,301,093	40,522,248	322,717	(198,414)	(8,038,934)
Brookline Bancorp. Inc.	3,748,710	513,920	(42,639)	4,219,991	78,491,833	386,436	234,363	9,011,560
Brooks Automation Inc.	3,414,198	445,986	(118,021)	3,742,163	122,069,357	361,427	855,702	19,017,585
Cabot Microelectronics Corp.	1,235,282	156,012	(31,009)	1,360,285	146,312,255	541,580	564,464	(645,785)
CACI International Inc., Class A	1,195,446	148,825	(31,135)	1,313,136	221,329,073	—	1,152,362	20,103,004
CalAmp Corp.	1,724,433	234,085	(56,919)	1,901,599	44,554,465	—	50,083	1,176,676
Caleres Inc.	2,088,407	258,940	(42,622)	2,304,725	79,259,493	160,858	144,177	1,452,724
California Water Service Group	2,335,253	275,557	(50,085)	2,560,725	99,740,239	449,439	61,896	3,887,799
Callaway Golf Co.	4,585,670	606,498	(178,433)	5,013,735	95,110,553	47,735	383,464	11,709,814
Cambrex Corp.	1,592,540	200,965	(48,819)	1,744,686	91,247,078	—	31,139	361,196
Capella Education Co.	567,872	62,700	(10,630)	619,942	61,188,275	256,414	162,145	6,567,202
Capstead Mortgage Corp.	4,512,813	605,024	(139,213)	4,978,624	44,558,685	697,278	(335,850)	1,675,462
Cardtronics PLC, Class A	2,241,007	277,606	(70,217)	2,448,396	59,202,215	—	(894,448)	4,630,747
Career Education Corp.	3,190,691	366,904	(51,411)	3,506,184	56,694,995	—	275,928	9,832,910
CareTrust REIT Inc.	3,720,961	248,303	(18,447)	3,950,817	65,939,136	809,917	(77,917)	12,619,267
Carrizo Oil & Gas Inc.	3,770,671	438,531	(75,357)	4,133,845	115,127,583	—	(130,908)	46,317,928
CBL & Associates Properties Inc.	8,286,272	2,516,977	(1,553,302)	9,249,947	51,522,205	1,847,834	(8,527,435)	20,545,162
CEVA Inc.	1,069,010	147,775	(40,063)	1,176,722	35,537,004	—	(242,599)	(6,593,063)
Chart Industries Inc.	1,493,869	186,984	(30,864)	1,649,989	101,771,322	—	348,514	3,267,054
Chatham Lodging Trust	2,244,096	272,797	(52,608)	2,464,285	52,292,128	782,289	(82,876)	4,985,876
Chesapeake Lodging Trust	2,928,162	363,702	(63,157)	3,228,707	102,156,289	1,291,985	100,148	11,368,293
Chico's FAS Inc.	6,176,440	814,012	(169,391)	6,821,061	55,523,437	584,630	(253,251)	(6,339,716)
Children's Place Inc. (The)	845,035	100,105	(60,069)	885,071	106,916,577	866,093	(47,480)	(12,510,008)
Chuy's Holdings Inc.	833,796	107,213	(31,721)	909,288	27,915,142	—	16,979	3,875,761
CIRCOR International Inc.	801,033	271,634	(19,307)	1,053,360	38,932,186	—	(266,863)	(5,551,340)
City Holding Co.	752,375	83,598	(16,861)	819,112	61,621,796	350,142	210,622	4,888,347
Clearwater Paper Corp.	804,811	88,936	(6,053)	887,694	20,505,731	—	9,348	(13,230,322)
Cloud Peak Energy Inc.	3,708,624	410,784	(27,951)	4,091,457	14,279,185	—	11,348	2,174,446
Cohu Inc.	1,370,465	175,387	(27,728)	1,518,124	37,209,219	90,951	110,943	2,280,711
Columbia Banking System Inc.	3,547,159	430,810	(81,827)	3,896,142	159,352,208	952,489	547,277	(5,019,336)
Comfort Systems USA Inc.	1,808,504	219,320	(55,427)	1,972,397	90,335,783	149,907	443,180	7,917,469
Community Bank System Inc.	2,467,886	297,768	(48,585)	2,717,069	160,497,266	914,301	680,968	12,979,300
Community Health Systems Inc.	5,588,124	1,684,675	(1,105,412)	6,167,387	20,475,725	—	(7,592,774)	3,502,564
Community Healthcare Trust Inc.	844,752	110,516	(16,966)	938,302	28,027,081	352,960	21,118	3,753,781
Comtech Telecommunications Corp.	1,146,054	142,740	(28,296)	1,260,498	40,184,676	116,275	135,552	2,184,545

iShares® Core S&P Small-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates (continued)
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Cooper Tire & Rubber Co.	—	2,728,094	(43,411)	2,684,683	$ 70,607,163	$ —	$ (4,118)	$ (1,618,091)
Core-Mark Holding Co. Inc.	2,243,544	361,351	(157,122)	2,447,773	55,564,447	218,016	(3,318,259)	6,519,543
Cray Inc.	1,977,179	238,633	(55,252)	2,160,560	53,149,776	—	26,669	7,508,983
Crocs Inc.	3,338,954	417,860	(133,508)	3,623,306	63,806,419	—	148,800	4,351,776
Cross Country Healthcare Inc.	1,818,820	200,529	(25,727)	1,993,622	22,428,248	—	(16,974)	152,558
CSG Systems International Inc.	1,630,763	192,892	(22,633)	1,801,022	73,607,769	362,809	214,766	(7,656,707)
CTS Corp.	1,603,181	177,152	(48,315)	1,732,018	62,352,648	69,405	245,406	14,479,889
Customers Bancorp. Inc.	1,422,268	188,342	(24,916)	1,585,694	45,001,996	—	(32,406)	(1,354,195)
Cutera Inc.	670,396	84,250	(34,111)	720,535	29,037,561	—	(203,822)	(6,802,605)
Cytokinetics Inc.	2,487,162	275,277	(18,739)	2,743,700	22,772,710	—	22,405	2,638,776
Darling Ingredients Inc.	8,001,569	1,008,189	(252,935)	8,756,823	174,085,641	—	288,843	21,684,852
Dave & Buster's Entertainment Inc.	1,981,216	125,701	(11,538)	2,095,379	99,740,040	—	(111,305)	11,714,566
Dean Foods Co.	4,481,488	544,795	(106,571)	4,919,712	51,706,173	419,780	28,883	8,831,506
Depomed Inc.	3,077,404	1,004,511	(709,798)	3,372,117	22,492,020	—	(9,632,192)	9,116,875
DiamondRock Hospitality Co.	9,752,675	1,075,233	(193,033)	10,634,875	130,596,265	1,329,359	69,822	18,288,893
Diebold Nixdorf Inc.	—	4,155,513	(65,607)	4,089,906	48,874,377	—	(24,641)	(4,442,624)
Digi International Inc.	1,352,622	149,655	(13,657)	1,488,620	19,649,784	—	16,998	4,076,773
Dine Brands Global Inc.	875,196	106,669	(32,821)	949,044	70,988,491	596,173	(110,146)	8,657,270
Donnelley Financial Solutions Inc.	1,656,496	183,095	(12,455)	1,827,136	31,737,352	—	12,155	388,895
DSP Group Inc.	1,122,303	124,464	(10,250)	1,236,517	15,394,637	—	32,372	714,466
EastGroup Properties Inc.	1,687,450	172,870	(15,611)	1,844,709	176,280,392	1,180,614	(101,381)	22,508,185
Echo Global Logistics Inc.	1,286,382	162,606	(23,743)	1,425,245	41,688,416	—	66,482	2,131,328
El Paso Electric Co.	1,977,804	249,223	(80,886)	2,146,141	126,836,933	778,490	358,240	16,540,113
Electro Scientific Industries Inc.	1,622,430	224,965	(13,553)	1,833,842	28,919,688	—	153,559	(6,624,201)
Electronics For Imaging Inc.	2,211,960	281,354	(115,961)	2,377,353	77,406,614	—	(1,066,131)	12,822,009
Employers Holdings Inc.	1,597,191	156,810	(23,990)	1,730,011	69,546,442	325,985	116,440	(546,911)
Encore Wire Corp.	1,014,178	111,815	(25,253)	1,100,740	52,230,113	20,301	7,457	(9,664,260)
Enova International Inc.	1,654,786	204,974	(49,016)	1,810,744	66,182,693	—	585,696	24,215,024
EnPro Industries Inc.	1,051,527	126,423	(51,536)	1,126,414	78,792,659	268,981	(349,572)	(7,776,875)
ePlus Inc.	676,894	86,120	(32,229)	730,785	68,766,869	—	286,592	11,304,107
Era Group Inc.	986,493	108,902	(7,420)	1,087,975	14,089,276	—	24,199	3,618,830
ESCO Technologies Inc.	1,257,839	143,832	(35,425)	1,366,246	78,832,394	100,627	90,409	(1,134,905)
Essendant Inc.(c)	1,892,647	59,398	(377,394)	1,574,651	20,816,886	220,451	(10,154,116)	19,336,761
ExlService Holdings Inc.	1,662,386	202,083	(38,504)	1,825,965	103,367,879	—	241,341	1,023,588
Exponent Inc.	1,246,084	1,541,467	(33,933)	2,753,618	132,999,749	343,735	1,352,893	21,396,270
Express Inc.	3,783,400	601,882	(413,535)	3,971,747	36,341,485	—	(1,001,394)	8,804,022
Fabrinet	1,809,316	232,226	(90,141)	1,951,401	71,987,183	—	(273,821)	10,684,892
FARO Technologies Inc.	811,356	107,390	(24,433)	894,313	48,605,912	—	179	(3,452,520)
Federal Signal Corp.	2,909,919	364,327	(71,267)	3,202,979	74,597,381	243,442	342,537	3,308,656
Fiesta Restaurant Group Inc.	1,329,144	166,138	(50,769)	1,444,513	41,457,523	—	7,657	14,202,169
Financial Engines Inc.	3,066,564	392,959	(69,072)	3,390,451	152,231,250	270,593	104,487	31,137,406
Finisar Corp.	5,541,131	675,356	(89,610)	6,126,877	110,283,786	—	37,411	12,823,995
First Commonwealth Financial Corp.	4,757,433	614,454	(82,858)	5,289,029	82,032,840	439,750	258,075	6,295,263
First Financial Bancorp.	4,719,170	590,360	(103,018)	5,206,512	159,579,593	945,868	537,832	5,224,575
First Financial Bankshares Inc.	3,281,599	402,985	(86,873)	3,597,711	183,123,490	752,314	820,497	13,959,908
First Midwest Bancorp. Inc.	5,006,048	610,643	(120,925)	5,495,766	139,977,160	604,769	462,614	3,813,535
FirstCash Inc.	2,259,710	286,869	(131,808)	2,414,771	216,967,174	515,219	690,856	18,845,963
Flotek Industries Inc.	2,724,462	1,299,426	(1,008,718)	3,015,170	9,738,999	—	(12,697,234)	4,715,507
FormFactor Inc.	3,489,464	484,317	(84,097)	3,889,684	51,732,797	—	(47,244)	(1,379,101)
Forward Air Corp.	1,423,278	187,901	(51,065)	1,560,114	92,171,535	226,114	266,850	8,921,450
Four Corners Property Trust Inc.	2,988,599	371,979	(73,318)	3,287,260	80,965,214	904,347	(2,899)	5,143,605
Fox Factory Holding Corp.	1,827,738	226,243	(70,255)	1,983,726	92,342,445	—	221,049	22,437,456
Francesca's Holdings Corp.(c)	1,820,787	272,213	(293,044)	1,799,956	13,589,668	—	(3,457,250)	8,545,169
Franklin Street Properties Corp.	5,257,146	637,088	(116,182)	5,778,052	49,460,125	479,645	(424,202)	1,581,583
Frontier Communications Corp.	3,849,539	444,048	(21,642)	4,271,945	22,897,625	—	39,061	(9,212,583)
FTI Consulting Inc.	1,816,953	228,670	(34,160)	2,011,463	121,653,282	—	533,549	21,692,377
GameStop Corp., Class A	—	5,488,575	(65,513)	5,423,062	79,014,013	2,021,031	5,290	4,508,792
Gannett Co. Inc.	5,497,046	653,204	(124,056)	6,026,194	64,480,276	949,236	(264,570)	4,363,928

iShares® Core S&P Small-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates (continued)
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Genesco Inc.	960,850	126,055	(23,726)	1,063,179	$ 42,208,206	$ —	$ (349,951)	$ (885,032)
Gentherm Inc.	1,791,535	214,121	(57,987)	1,947,669	76,543,392	—	(539,256)	10,625,070
Geospace Technologies Corp.	665,580	73,261	(4,988)	733,853	10,317,973	—	12,461	2,932,767
Gibraltar Industries Inc.	1,536,945	202,521	(66,986)	1,672,480	62,718,000	—	38,626	5,638,637
Global Net Lease Inc.	3,279,335	406,500	(89,332)	3,596,503	73,476,556	1,809,869	49,984	12,106,321
Great Western Bancorp. Inc.	2,859,956	349,553	(70,685)	3,138,824	131,799,220	739,590	366,246	4,351,691
Green Plains Inc.	1,888,806	230,571	(14,280)	2,105,097	38,523,275	238,465	49,637	2,481,508
Group 1 Automotive Inc.	959,231	119,329	(29,070)	1,049,490	66,117,870	264,065	(183,853)	(2,654,010)
Hanmi Financial Corp.	1,591,119	192,602	(60,302)	1,723,419	48,858,929	391,950	(69,353)	(3,968,807)
Harmonic Inc.	4,144,439	456,673	(72,754)	4,528,358	19,245,522	—	(116,305)	2,070,646
Harsco Corp.	3,876,570	508,358	(82,561)	4,302,367	95,082,311	—	345,146	4,686,204
Hawaiian Holdings Inc.	2,496,265	295,217	(87,799)	2,703,683	97,197,404	309,975	(671,446)	(6,670,013)
Haynes International Inc.	601,896	83,267	(24,600)	660,563	24,269,085	143,398	(237,170)	(222,710)
HB Fuller Co.	2,455,777	299,853	(66,797)	2,688,833	144,336,555	389,553	311,615	9,659,740
Heidrick & Struggles International Inc.	927,014	101,815	(19,690)	1,009,139	35,319,865	123,506	365,149	2,991,883
Hersha Hospitality Trust	1,840,331	235,528	(81,248)	1,994,611	42,784,406	558,708	22,827	6,714,983
HFF Inc., Class A	1,790,847	227,601	(25,950)	1,992,498	68,442,306	—	58,270	(28,074,730)
Hibbett Sports Inc.	914,689	142,209	(49,205)	1,007,693	23,076,170	—	(828,059)	(673,883)
Hillenbrand Inc.	3,050,694	378,392	(109,295)	3,319,791	156,528,146	694,217	593,914	3,193,333
HMS Holdings Corp.	3,984,668	509,538	(89,112)	4,405,094	95,238,132	—	147,716	19,427,210
HomeStreet Inc.	1,321,289	165,419	(46,426)	1,440,282	38,815,600	—	(79,268)	(2,253,750)
Hope Bancorp Inc.	6,257,728	774,632	(162,625)	6,869,735	122,487,375	832,638	66,019	(2,512,154)
Horace Mann Educators Corp.	1,988,199	240,657	(49,177)	2,179,679	97,213,683	607,686	307,001	3,398,541
Hub Group Inc., Class A	1,641,990	205,103	(49,768)	1,797,325	89,506,785	—	111,482	13,368,971
Independence Realty Trust Inc.	4,133,463	646,103	(97,614)	4,681,952	48,270,925	744,180	(11,369)	4,974,748
Independent Bank Corp./Rockland MA	1,334,748	162,660	(34,685)	1,462,723	114,677,483	555,187	432,185	8,913,945
Infinity Property & Casualty Corp.	533,070	64,688	(11,118)	586,640	83,508,204	337,742	234,270	12,781,536
Ingevity Corp.	2,043,780	247,986	(52,969)	2,238,797	181,029,125	—	995,520	13,795,283
Innophos Holdings Inc.	949,871	114,120	(13,726)	1,050,265	49,992,614	476,287	5,735	7,139,058
Innospec Inc.	1,175,655	149,490	(30,684)	1,294,461	99,090,990	545,906	239,871	9,286,545
Insight Enterprises Inc.	1,748,976	219,694	(80,408)	1,888,262	92,392,660	—	492,129	24,823,338
Insteel Industries Inc.	895,850	98,700	(27,130)	967,420	32,311,828	29,128	(131,552)	5,489,529
Interface Inc.	2,880,877	365,785	(77,085)	3,169,577	72,741,792	194,983	31,051	(6,748,681)
Invacare Corp.	1,598,479	229,068	(50,414)	1,777,133	33,054,674	19,985	(170,180)	2,179,057
Invesco Mortgage Capital Inc.	5,421,228	665,591	(132,148)	5,954,671	94,679,269	2,505,098	(217,583)	(2,563,756)
Investment Technology Group Inc.	1,632,013	200,837	(44,188)	1,788,662	37,418,809	119,158	(232,231)	2,042,165
iRobot Corp.	1,354,802	166,970	(46,021)	1,475,751	111,817,653	—	(104,378)	17,112,907
James River Group Holdings Ltd.	433,018	1,183,992	(14,919)	1,602,091	62,946,155	291,858	12,504	2,456,061
John B Sanfilippo & Son Inc.	429,984	50,334	(6,928)	473,390	35,243,886	—	25,895	7,494,870
John Bean Technologies Corp.	1,534,508	189,015	(39,656)	1,683,867	149,695,776	161,062	262,996	(38,863,682)
Kaman Corp.	1,341,399	171,721	(24,171)	1,488,949	103,764,856	295,093	340,262	10,019,095
Kindred Healthcare Inc.	4,435,740	547,140	(81,746)	4,901,134	44,110,206	—	(503,845)	(142,510)
Kirkland's Inc.	833,339	90,832	(75,281)	848,890	9,881,080	—	(394,253)	2,072,543
Kite Realty Group Trust	4,070,213	963,890	(566,160)	4,467,943	76,312,466	1,136,866	(6,687,338)	14,909,794
Knowles Corp.	—	4,860,699	(55,493)	4,805,206	73,519,652	—	43,806	11,891,115
Koppers Holdings Inc.	1,018,545	131,359	(12,719)	1,137,185	43,611,045	—	82,334	(3,250,875)
Korn/Ferry International	2,744,024	348,838	(84,414)	3,008,448	186,313,185	300,489	769,813	28,884,543
Kraton Corp.	1,543,508	191,387	(25,031)	1,709,864	78,893,125	—	266,830	(3,178,834)
Kulicke & Soffa Industries Inc.	3,402,708	471,674	(228,212)	3,646,170	86,851,769	437,328	(25,895)	(4,047,785)
La-Z-Boy Inc.	2,284,071	290,471	(71,689)	2,502,853	76,587,302	290,056	213,800	1,172,078
LCI Industries	1,214,642	152,543	(22,833)	1,344,352	121,193,333	770,514	314,909	(17,523,693)
Ligand Pharmaceuticals Inc.	1,023,434	143,519	(33,831)	1,133,122	234,748,885	—	598,396	44,965,635
Lindsay Corp.	510,619	70,569	(16,150)	565,038	54,803,036	161,916	85,721	2,913,088
Lithia Motors Inc., Class A	1,167,740	144,495	(33,427)	1,278,808	120,936,873	350,140	223,002	(7,751,614)
LSC Communications Inc.	1,703,217	228,523	(134,571)	1,797,169	28,143,667	459,498	(2,830,608)	38,360
LTC Properties Inc.	1,930,907	238,197	(53,354)	2,115,750	90,427,155	1,159,410	(337,495)	10,092,382
Lumber Liquidators Holdings Inc.	1,370,330	196,530	(63,047)	1,503,813	36,617,847	—	(325,608)	1,176,171

iShares® Core S&P Small-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates (continued)
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Lydall Inc.	839,907	101,581	(19,166)	922,322	$ 40,259,355	$ —	$ (60,614)	$ (3,830,922)
M/I Homes Inc.	1,358,108	189,518	(10,322)	1,537,304	40,707,810	—	87,694	(7,856,706)
Magellan Health Inc.	1,181,991	148,416	(22,398)	1,308,009	125,503,464	—	257,451	(13,341,229)
ManTech International Corp./VA, Class A	1,270,526	161,096	(17,240)	1,414,382	75,867,450	340,840	187,288	(2,766,506)
Marcus Corp. (The)	933,805	125,884	(7,118)	1,052,571	34,208,558	148,425	123,307	1,971,049
Materion Corp.	977,892	122,556	(13,113)	1,087,335	58,879,190	107,235	195,627	2,775,192
Matrix Service Co.	1,339,996	147,724	(53,608)	1,434,112	26,315,955	—	(139,560)	6,482,353
Matson Inc.	2,060,148	255,858	(46,927)	2,269,079	87,087,252	427,403	78,868	21,032,720
Matthews International Corp., Class A	1,570,347	189,063	(40,159)	1,719,251	101,091,959	305,078	(317,953)	14,012,500
Mercury Systems Inc.	2,333,961	292,863	(65,183)	2,561,641	97,496,056	—	(296,716)	(23,904,176)
Meridian Bioscience Inc.	2,048,366	250,648	(44,131)	2,254,883	35,852,640	265,617	(210,573)	3,931,892
Merit Medical Systems Inc.	2,442,963	315,446	(81,222)	2,677,187	137,071,974	—	590,558	14,065,179
Meta Financial Group Inc.	444,545	53,783	(9,677)	488,651	47,594,607	62,244	62,344	(5,900,314)
Methode Electronics Inc.	1,784,573	225,125	(66,624)	1,943,074	78,305,882	198,590	228,306	1,824,544
Mobile Mini Inc.	2,149,147	271,895	(45,664)	2,375,378	111,405,228	562,406	286,545	7,328,646
Momenta Pharmaceuticals Inc.	3,713,187	547,975	(129,250)	4,131,912	84,497,600	—	274,723	7,447,388
Monotype Imaging Holdings Inc.	2,022,533	249,521	(15,299)	2,256,755	45,812,127	261,479	44,794	(4,772,698)
Monro Inc.	1,578,696	210,362	(56,208)	1,732,850	100,678,585	338,284	(13,828)	7,343,084
Motorcar Parts of America Inc.	939,802	124,961	(38,361)	1,026,402	19,203,981	—	(471,823)	(2,374,336)
MTS Systems Corp.	867,422	104,917	(27,437)	944,902	49,749,090	281,980	(189,158)	1,063,511
Mueller Industries Inc.	2,801,436	331,476	(61,092)	3,071,820	90,649,408	294,677	(283,000)	9,684,935
MYR Group Inc.	802,064	95,277	(10,191)	887,150	31,458,339	—	64,862	3,610,958
Myriad Genetics Inc.	3,390,577	417,846	(91,075)	3,717,348	138,917,295	—	148,077	27,018,106
Nanometrics Inc.	1,134,005	154,248	(21,625)	1,266,628	44,851,297	—	208,871	9,467,294
National Storage Affiliates Trust	2,444,799	272,407	(26,726)	2,690,480	82,920,594	777,212	23,599	14,757,660
Natus Medical Inc.	1,597,444	219,343	(47,910)	1,768,877	61,026,257	—	5,647	1,223,239
Nautilus Inc.	1,499,317	165,931	(44,037)	1,621,211	25,453,013	—	(189,661)	3,625,830
Navigant Consulting Inc.	2,186,980	282,622	(50,029)	2,419,573	53,569,346	—	163,387	5,949,142
NBT Bancorp. Inc.	2,129,987	235,299	(35,051)	2,330,235	88,898,465	559,840	183,001	5,540,104
Neenah Inc.	822,426	99,353	(23,984)	897,795	76,177,906	352,285	149,148	5,441,767
Neogen Corp.	2,487,681	300,682	(44,050)	2,744,313	220,066,459	—	951,628	33,444,154
NETGEAR Inc.	1,520,409	187,150	(26,603)	1,680,956	105,059,750	—	290,525	7,956,547
New Media Investment Group Inc.	2,608,127	707,266	(78,024)	3,237,369	59,826,579	1,112,551	69,917	4,372,006
New York Mortgage Trust Inc.	5,498,169	727,371	(168,947)	6,056,593	36,400,124	1,210,731	545	377,044
Newpark Resources Inc.	4,315,173	581,333	(153,828)	4,742,678	51,458,056	—	(128,238)	12,254,619
NIC Inc.	3,234,700	387,418	(51,373)	3,570,745	55,525,085	274,172	(184,970)	7,524,625
Noble Corp. PLC	11,957,904	1,549,983	(354,792)	13,153,095	83,259,091	—	136,057	32,659,140
Northfield Bancorp. Inc.	2,266,928	251,129	(17,082)	2,500,975	41,566,205	233,534	17,286	2,362,917
Northwest Bancshares Inc.	5,001,841	598,483	(156,731)	5,443,593	94,664,082	868,974	88,918	4,195,640
Northwest Natural Gas Co.	1,402,355	158,553	(36,947)	1,523,961	97,228,712	675,332	17,689	9,178,203
Nutrisystem Inc.	1,471,840	188,062	(84,508)	1,575,394	60,652,669	381,196	(1,062,631)	18,689,248
Oclaro Inc.	8,204,439	1,032,905	(157,264)	9,080,080	81,085,114	—	(1,664)	(5,141,056)
OFG Bancorp.	2,160,968	243,419	(31,182)	2,373,205	33,343,530	142,448	47,042	7,818,593
Oil States International Inc.	2,886,987	383,898	(87,427)	3,183,458	102,189,002	—	179,320	16,489,108
Omnicell Inc.	1,881,277	229,762	(48,079)	2,062,960	108,202,252	—	332,357	17,647,054
OraSure Technologies Inc.	2,957,892	380,008	(105,617)	3,232,283	53,235,701	—	(240,171)	(1,077,113)
Orion Group Holdings Inc.	1,406,613	155,925	(10,609)	1,551,929	12,818,934	—	19,179	2,448,466
Orthofix International NV	881,313	124,547	(6,716)	999,144	56,771,362	—	112,557	(1,896,556)
Owens & Minor Inc.	3,016,059	389,319	(90,020)	3,315,358	55,399,632	857,234	26,378	3,654,094
Oxford Industries Inc.	821,420	98,451	(15,482)	904,389	75,046,199	284,000	118,994	6,794,960
Patrick Industries Inc.	1,181,653	140,395	(63,855)	1,258,193	71,528,272	—	(231,140)	(5,844,173)
PDC Energy Inc.	3,196,882	398,818	(89,218)	3,506,482	211,966,837	—	(562,038)	37,691,817
Pennsylvania REIT	3,464,278	977,544	(710,896)	3,730,926	41,002,877	602,862	(8,178,714)	12,265,914
PennyMac Mortgage Investment Trust	2,955,595	352,190	(123,610)	3,184,175	60,467,483	1,405,262	104,779	2,813,954
Perficient Inc.	1,695,534	223,535	(25,076)	1,893,993	49,944,595	—	132,303	5,882,584
PetMed Express Inc.	996,342	127,942	(38,213)	1,086,071	47,841,428	264,579	19,444	2,731,611
PGT Innovations Inc.	2,386,382	333,510	(49,566)	2,670,326	55,676,297	—	173,155	5,412,888

iShares® Core S&P Small-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates (continued)
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
PH Glatfelter Co.	2,120,084	270,240	(38,612)	2,351,712	$ 46,070,038	$ 275,611	$ (101,511)	$ (1,714,677)
Phibro Animal Health Corp., Class A	955,997	112,471	(16,673)	1,051,795	48,435,160	102,115	135,784	6,090,133
Photronics Inc.	3,349,218	485,913	(152,638)	3,682,493	29,367,882	—	(99,224)	(984,443)
Pioneer Energy Services Corp.	3,975,669	430,639	(234,861)	4,171,447	24,402,965	—	70,520	12,751,701
Piper Jaffray Companies	697,577	79,125	(10,728)	765,974	58,865,102	275,895	137,172	(4,577,432)
Plexus Corp.	1,622,900	210,942	(95,402)	1,738,440	103,506,718	—	121,273	(457,192)
Power Integrations Inc.	1,437,338	187,453	(62,491)	1,562,300	114,126,015	243,831	458,849	6,396,221
PRA Group Inc.	2,193,584	255,975	(31,675)	2,417,884	93,209,428	—	17,662	1,106,000
ProAssurance Corp.	2,594,623	308,215	(42,284)	2,860,554	101,406,639	885,810	(520,015)	(35,017,350)
Progenics Pharmaceuticals Inc.	3,376,576	637,262	(75,486)	3,938,352	31,664,350	—	(102,027)	2,078,341
Progress Software Corp.	2,250,354	275,651	(110,850)	2,415,155	93,756,317	334,737	(46,960)	998,235
Quaker Chemical Corp.	644,275	82,397	(23,292)	703,380	108,932,461	231,566	423,098	3,953,186
Quanex Building Products Corp.	1,713,498	212,239	(36,333)	1,889,404	33,914,802	75,534	(90,007)	1,001,343
Rambus Inc.	5,304,922	693,461	(297,070)	5,701,313	71,494,465	—	(170,530)	(5,006,881)
Ramco-Gershenson Properties Trust	3,851,846	460,607	(33,197)	4,279,256	56,528,972	941,436	(74,850)	3,669,366
Raven Industries Inc.	1,732,883	204,751	(36,816)	1,900,818	73,086,452	227,892	185,922	5,672,040
Rayonier Advanced Materials Inc.	2,515,034	314,552	(53,956)	2,775,630	47,435,517	194,229	(147,202)	(11,368,547)
RE/MAX Holdings Inc., Class A	863,456	110,478	(19,848)	954,086	50,041,811	180,307	(9,220)	(7,129,547)
Red Robin Gourmet Burgers Inc.	631,715	83,832	(21,871)	693,676	32,325,302	—	(170,042)	(7,629,388)
Rent-A-Center Inc./TX	2,588,928	351,749	(104,088)	2,836,589	41,754,590	—	35,952	16,894,386
Resources Connection Inc.	1,382,395	212,963	(10,639)	1,584,719	26,781,751	175,738	57,085	956,375
Retail Opportunity Investments Corp.	5,476,528	642,471	(116,097)	6,002,902	115,015,602	1,148,927	(194,009)	9,071,685
Rogers Corp.	888,958	113,837	(25,789)	977,006	108,897,089	—	(481,201)	(7,297,197)
RR Donnelley & Sons Co.	3,296,200	1,246,407	(769,772)	3,772,835	21,731,530	490,582	(11,306,387)	2,116,937
Rudolph Technologies Inc.	1,542,342	195,180	(52,475)	1,685,047	49,877,391	—	213,865	2,541,098
S&T Bancorp. Inc.	1,701,653	197,976	(39,388)	1,860,241	80,436,821	435,629	209,508	5,307,819
Safety Insurance Group Inc.	738,543	91,390	(9,339)	820,594	70,078,728	625,824	196,288	6,234,814
Saia Inc.	1,246,837	149,855	(27,362)	1,369,330	110,710,331	—	441,296	7,050,873
Sanmina Corp.	3,463,936	418,598	(239,678)	3,642,856	106,735,681	—	(1,033,696)	12,040,487
ScanSource Inc.	1,246,045	146,550	(33,967)	1,358,628	54,752,708	—	868	6,208,116
Schweitzer-Mauduit International Inc.	1,499,279	182,496	(38,568)	1,643,207	71,841,010	677,728	46,730	6,922,633
Seacoast Banking Corp. of Florida	2,294,422	269,517	(58,708)	2,505,231	79,115,195	—	66,242	11,987,662
Selective Insurance Group Inc.	2,850,367	353,950	(79,876)	3,124,441	171,844,255	532,005	808,668	(17,889,389)
Semtech Corp.	3,200,386	427,061	(123,135)	3,504,312	164,877,880	—	471,786	25,343,036
Shutterfly Inc.	1,573,219	222,472	(37,197)	1,758,494	158,317,215	—	444,018	12,802,414
SkyWest Inc.	2,514,826	303,425	(48,494)	2,769,757	143,750,388	277,914	842,734	(8,226,816)
Sleep Number Corp.	1,875,723	223,981	(133,374)	1,966,330	57,062,897	—	(551,955)	(11,153,895)
Sonic Corp.	1,885,329	207,834	(114,979)	1,978,184	68,089,093	310,728	469,116	18,018,883
South Jersey Industries Inc.	3,869,984	752,508	(70,138)	4,552,354	152,367,288	1,223,430	77,607	22,305,941
SpartanNash Co.	1,749,382	223,501	(61,507)	1,911,376	48,778,316	348,270	(494,006)	15,742,067
Spire Inc.	2,346,963	386,066	(54,613)	2,678,416	189,230,090	1,415,475	158,340	(3,437,304)
Spok Holdings Inc.	971,390	107,744	(7,325)	1,071,809	16,130,725	127,759	10,358	95,566
SPS Commerce Inc.	827,997	119,145	(27,231)	919,911	67,595,060	—	131,319	7,928,376
SPX Corp.	2,079,194	258,351	(39,275)	2,298,270	80,554,364	—	335,006	5,148,450
SPX FLOW Inc.	2,061,630	251,248	(44,654)	2,268,224	99,280,164	—	(2,576)	(11,559,663)
SRC Energy Inc.	11,723,795	1,472,355	(363,872)	12,832,278	141,411,704	—	340,956	18,043,394
Standex International Corp.	624,163	68,970	(14,910)	678,223	69,314,391	115,901	211,142	4,213,550
Stewart Information Services Corp.	1,155,928	141,597	(18,673)	1,278,852	55,080,156	381,696	112,279	(1,099,333)
Strayer Education Inc.	512,378	67,240	(7,881)	571,737	64,611,998	136,949	254,269	6,201,336
Sturm Ruger & Co. Inc.	842,320	73,217	(1,068)	914,469	51,210,264	280,137	18,692	2,735,226
Summit Hotel Properties Inc.	5,080,731	605,898	(95,351)	5,591,278	80,011,188	950,499	(117,679)	3,558,630
SunCoke Energy Inc.	3,094,699	419,923	(54,694)	3,459,928	46,363,035	—	61,249	8,400,362
Superior Industries International Inc.	1,167,680	127,030	(33,825)	1,260,885	22,569,842	103,763	(301,629)	5,706,247
Supernus Pharmaceuticals Inc.	2,497,931	350,908	(95,329)	2,753,510	164,797,574	—	702,276	36,029,087
SUPERVALU Inc.	1,869,419	241,960	(73,531)	2,037,848	41,816,641	—	(1,022,957)	11,408,548
Surmodics Inc.	661,997	72,400	(35,479)	698,918	38,580,274	—	285,416	11,387,847
Tailored Brands Inc.	2,393,770	297,815	(49,912)	2,641,673	67,415,495	474,089	(166,009)	(178,208)
Team Inc.	1,460,238	191,991	(38,995)	1,613,234	37,265,705	—	(305,352)	14,461,119

iShares® Core S&P Small-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates (continued)
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Tennant Co.	866,496	110,974	(22,072)	955,398	$ 75,476,442	$ 193,845	$ 179,264	$ 10,002,212
Tetra Tech Inc.	2,713,580	311,625	(68,111)	2,957,094	172,989,999	338,442	614,118	26,522,835
TETRA Technologies Inc.	6,091,056	750,564	(144,671)	6,696,949	29,801,423	—	(217,811)	4,683,540
TopBuild Corp.	1,726,040	208,501	(33,588)	1,900,953	148,920,658	—	890,945	1,719,531
Travelport Worldwide Ltd.	6,095,921	732,264	(115,543)	6,712,642	124,452,383	489,733	268,629	13,631,961
Trex Co. Inc.	1,429,156	1,750,879	(45,715)	3,134,320	196,177,089	—	992,981	23,607,980
Triumph Group Inc.	2,418,924	219,359	(13,577)	2,624,706	51,444,238	102,184	22,772	(14,355,940)
TrustCo Bank Corp. NY	4,753,725	524,172	(133,490)	5,144,407	45,785,222	328,678	49,392	2,135,500
U.S. Concrete Inc.	765,998	97,551	(12,344)	851,205	44,688,263	—	(108,318)	(6,657,342)
U.S. Ecology Inc.	1,067,123	118,194	(11,905)	1,173,412	74,746,344	195,663	128,677	11,432,134
U.S. Physical Therapy Inc.	613,278	67,481	(16,831)	663,928	63,737,088	145,973	201,663	8,972,640
U.S. Silica Holdings Inc.	3,633,299	1,948,340	(1,418,540)	4,163,099	106,950,013	266,915	(22,443,260)	9,397,505
Ultra Clean Holdings Inc.	1,870,683	253,888	(52,912)	2,071,659	34,389,539	—	(262,385)	(4,973,199)
UniFirst Corp./MA	750,848	89,978	(18,397)	822,429	145,487,690	90,570	695,835	11,052,687
Unit Corp.	2,603,434	310,919	(55,102)	2,859,251	73,082,456	—	49,298	16,007,975
Universal Corp./VA	1,225,880	146,799	(52,276)	1,320,403	87,212,618	676,167	(176,790)	22,691,854
Universal Electronics Inc.	702,244	93,890	(36,505)	759,629	25,105,738	—	(1,212,237)	(12,334,328)
Universal Forest Products Inc.	2,978,018	345,435	(45,494)	3,277,959	120,038,859	566,096	450,595	12,250,231
Urstadt Biddle Properties Inc., Class A	1,452,263	189,959	(23,797)	1,618,425	36,624,958	—	12,973	5,068,606
Varex Imaging Corp.	1,840,208	223,054	(36,620)	2,026,642	75,168,152	—	51,022	2,341,267
Veeco Instruments Inc.	2,346,790	287,942	(48,684)	2,586,048	36,851,184	—	(626,318)	(6,563,865)
Viad Corp.	991,048	118,598	(7,492)	1,102,154	59,791,855	104,670	201,249	1,663,398
Viavi Solutions Inc.	10,918,928	1,349,034	(183,978)	12,083,984	123,739,996	—	262,447	5,786,107
Virtus Investment Partners Inc.	350,977	43,008	(5,162)	388,823	49,749,903	161,403	42,891	1,516,229
Vista Outdoor Inc.	2,785,913	379,597	(93,385)	3,072,125	47,587,216	—	(414,909)	(2,138,055)
Vitamin Shoppe Inc.	1,168,461	129,689	(8,816)	1,289,334	8,960,871	—	13,858	3,176,343
Wabash National Corp.	2,810,148	333,807	(42,710)	3,101,245	57,869,232	210,673	72,636	(6,579,795)
Waddell & Reed Financial Inc., Class A	3,471,343	1,062,036	(142,498)	4,390,881	78,904,132	1,017,365	(95,547)	(9,263,414)
WageWorks Inc.	1,932,598	475,538	(306,114)	2,102,022	105,101,100	—	(9,203,625)	16,008,401
Watts Water Technologies Inc., Class A	1,339,671	164,745	(25,954)	1,478,462	115,911,421	299,164	315,074	671,098
WD-40 Co.	673,795	80,698	(20,501)	733,992	107,346,330	373,988	1,085,049	9,215,769
Westamerica Bancorp.	1,296,034	151,790	(30,061)	1,417,763	80,117,787	532,920	3,015	(2,212,526)
Whitestone REIT	1,938,644	295,093	(69,737)	2,164,000	27,006,720	565,646	(114,600)	4,334,104
Wingstop Inc.	1,417,572	193,804	(48,821)	1,562,555	81,440,367	102,804	213,001	6,793,616
Wolverine World Wide Inc.	4,664,233	547,451	(170,159)	5,041,525	175,293,824	403,826	668,760	27,632,723
Xperi Corp.	2,379,752	324,825	(90,224)	2,614,353	42,091,083	507,146	(1,716,446)	(11,473,030)
					$30,270,456,748	$102,264,423	$(120,345,906)	$1,861,209,834

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
(c)	The Fund held less than 5% at the end of the period.
Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-mini	1,437	09/21/18	$118,373	$ (1,163,384)

iShares® Core S&P Small-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$42,906,004,800	$ —	$ —	$42,906,004,800
Money Market Funds	3,685,957,382	—	—	3,685,957,382
	$46,591,962,182	$ —	$ —	$46,591,962,182
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (1,163,384)	$ —	$ —	$ (1,163,384)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
AAR Corp.	17,682	$ 822,036
Aerojet Rocketdyne Holdings Inc.(a)(b)	37,564	1,107,762
Aerovironment Inc.(a)	9,553	682,371
Air Industries Group(a)(b)	4,469	8,044
Arconic Inc.	209,743	3,567,729
Arotech Corp.(a)(b)	9,948	37,305
Astronics Corp.(a)	9,967	358,513
Astrotech Corp.(a)	1,452	4,501
Axon Enterprise Inc.(a)	27,213	1,719,317
Boeing Co. (The)	282,927	94,924,838
BWX Technologies Inc.	51,401	3,203,310
CPI Aerostructures Inc.(a)(b)	4,332	45,486
Cubic Corp.	9,979	640,652
Curtiss-Wright Corp.	22,902	2,725,796
Ducommun Inc.(a)	4,799	158,799
Engility Holdings Inc.(a)	9,099	278,793
Esterline Technologies Corp.(a)	14,264	1,052,683
General Dynamics Corp.	141,278	26,335,632
Harris Corp.	61,198	8,845,559
HEICO Corp.(b)	19,340	1,410,521
HEICO Corp., Class A	41,357	2,520,709
Hexcel Corp.	46,477	3,085,143
Huntington Ingalls Industries Inc.	23,306	5,052,508
Innovative Solutions & Support Inc.(a)	8,620	25,084
KeyW Holding Corp. (The)(a)(b)	19,334	168,979
KLX Inc.(a)	27,574	1,982,571
Kratos Defense & Security Solutions Inc.(a)(b)	36,525	420,403
L3 Technologies Inc.	40,573	7,802,999
Lockheed Martin Corp.	127,275	37,600,853
Mercury Systems Inc.(a)	35,770	1,361,406
Micronet Enertec Technologies Inc.(a)	4,558	5,196
Moog Inc., Class A	17,711	1,380,750
National Presto Industries Inc.	3,750	465,000
Northrop Grumman Corp.	89,482	27,533,611
Raytheon Co.	148,526	28,692,253
Rockwell Collins Inc.	86,218	11,611,840
SIFCO Industries Inc.(a)	614	3,330
Sparton Corp.(a)	4,541	86,234
Spirit AeroSystems Holdings Inc., Class A	61,765	5,306,231
Teledyne Technologies Inc.(a)	18,062	3,595,422
Tel-Instrument Electronics Corp.(a)(b)	226	757
Textron Inc.	142,080	9,364,493
TransDigm Group Inc.	24,519	8,462,488
Triumph Group Inc.(b)	28,033	549,447
United Technologies Corp.	381,552	47,705,447
Vectrus Inc.(a)	4,816	148,429
Wesco Aircraft Holdings Inc.(a)(b)	36,125	406,406
		353,267,636
Air Freight & Logistics — 0.6%
Air T Inc.(a)	253	8,476
Air Transport Services Group Inc.(a)	18,626	420,761
Atlas Air Worldwide Holdings Inc.(a)(b)	13,412	961,640
CH Robinson Worldwide Inc.	74,163	6,204,477
Echo Global Logistics Inc.(a)	13,317	389,522
Expeditors International of Washington Inc.	87,533	6,398,662
FedEx Corp.	128,791	29,243,285
Forward Air Corp.	14,561	860,264
Hub Group Inc., Class A(a)	18,006	896,699
Security	Shares	Value
Air Freight & Logistics (continued)
Radiant Logistics Inc.(a)(b)	14,779	$ 57,786
United Parcel Service Inc., Class B	354,005	37,605,951
XPO Logistics Inc.(a)	50,006	5,009,601
		88,057,124
Airlines — 0.4%
Alaska Air Group Inc.	64,695	3,906,931
Allegiant Travel Co.	8,702	1,209,143
American Airlines Group Inc.	214,299	8,134,790
Delta Air Lines Inc.	320,880	15,896,395
Hawaiian Holdings Inc.	27,975	1,005,701
JetBlue Airways Corp.(a)	167,322	3,175,772
SkyWest Inc.	28,313	1,469,445
Southwest Airlines Co.	277,055	14,096,558
Spirit Airlines Inc.(a)(b)	35,866	1,303,729
United Continental Holdings Inc.(a)	122,655	8,552,733
		58,751,197
Auto Components — 0.4%
Adient PLC	46,243	2,274,693
American Axle & Manufacturing Holdings Inc.(a)	31,219	485,768
Aptiv PLC	135,213	12,389,567
Autoliv Inc.	42,405	6,073,244
BorgWarner Inc.	100,667	4,344,788
CDTi Advanced Materials Inc.(a)(b)	3,768	2,174
Cooper Tire & Rubber Co.	27,707	728,694
Cooper-Standard Holdings Inc.(a)	10,246	1,338,845
Dana Inc.	86,884	1,754,188
Delphi Technologies PLC	45,483	2,067,657
Dorman Products Inc.(a)	18,905	1,291,401
Fox Factory Holding Corp.(a)	22,731	1,058,128
Gentex Corp.	146,996	3,383,848
Gentherm Inc.(a)	26,725	1,050,292
Goodyear Tire & Rubber Co. (The)	120,050	2,795,964
Horizon Global Corp.(a)	24,437	145,645
LCI Industries	13,470	1,214,320
Lear Corp.	33,005	6,132,659
Modine Manufacturing Co.(a)	36,056	658,022
Motorcar Parts of America Inc.(a)(b)	17,372	325,030
Shiloh Industries Inc.(a)	4,738	41,221
Standard Motor Products Inc.	18,332	886,169
Stoneridge Inc.(a)	13,689	481,031
Strattec Security Corp.	10,759	328,687
Superior Industries International Inc.	35,984	644,114
Sypris Solutions Inc.(a)(b)	9,373	15,372
Tenneco Inc.	27,597	1,213,164
Tower International Inc.	22,067	701,731
Unique Fabricating Inc.(b)	714	6,240
UQM Technologies Inc.(a)	22,428	22,428
Visteon Corp.(a)(b)	16,729	2,162,056
VOXX International Corp.(a)	9,000	48,600
Workhorse Group Inc.(a)(b)	9,036	16,446
		56,082,186
Automobiles — 0.5%
Ford Motor Co.	1,943,037	21,509,419
General Motors Co.	648,224	25,540,026
Harley-Davidson Inc.	86,437	3,637,269
Tesla Inc.(a)(b)	68,218	23,395,363
Thor Industries Inc.	23,272	2,266,460
Winnebago Industries Inc.	15,018	609,731
		76,958,268

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks — 6.3%
1st Constitution Bancorp.	3,963	$ 90,753
1st Source Corp.	8,654	462,383
Access National Corp.	8,497	243,014
ACNB Corp.	3,957	134,736
Allegiance Bancshares Inc.(a)(b)	693	30,042
American National Bankshares Inc.	4,476	179,040
American River Bankshares	4,026	63,812
Ameris Bancorp.	27,530	1,468,725
AmeriServ Financial Inc.	9,077	37,216
Ames National Corp.	4,670	144,070
Anchor Bancorp. Inc./WA(a)(b)	622	16,328
Arrow Financial Corp.	5,601	203,876
Associated Banc-Corp.	84,165	2,297,704
Atlantic Capital Bancshares Inc.(a)	4,336	85,202
Auburn National BanCorp. Inc.	595	29,518
Banc of California Inc.	26,915	526,188
BancFirst Corp.	8,884	525,933
Bancorp. Inc. (The)(a)(b)	18,331	191,742
Bancorp. of New Jersey Inc.(b)	3,941	69,756
BancorpSouth Bank	42,260	1,392,467
Bank of America Corp.	4,894,501	137,975,983
Bank of Commerce Holdings	5,322	67,856
Bank of Hawaii Corp.	22,469	1,874,364
Bank of Marin Bancorp.	3,835	310,060
Bank of South Carolina Corp.	960	19,872
Bank of the James Financial Group Inc.	775	12,826
Bank of the Ozarks Inc.	69,119	3,113,120
BankUnited Inc.	65,003	2,655,373
Bankwell Financial Group Inc.	3,917	125,932
Banner Corp.	16,664	1,002,006
Bar Harbor Bankshares	8,544	258,798
BB&T Corp.	409,341	20,647,160
BCB Bancorp. Inc.	4,693	70,395
Berkshire Hills Bancorp. Inc.	14,594	592,516
Blue Hills Bancorp. Inc.	13,894	308,447
BOK Financial Corp.	9,574	900,052
Boston Private Financial Holdings Inc.	41,027	652,329
Bridge Bancorp. Inc.	4,718	169,612
Brookline Bancorp. Inc.	33,360	620,496
Bryn Mawr Bank Corp.	9,519	440,730
C&F Financial Corp.	704	44,035
Cadence BanCorp	22,474	648,824
Camden National Corp.	5,198	237,601
Capital City Bank Group Inc.	4,830	114,133
Carolina Financial Corp.	10,969	470,789
Carolina Trust Bancshares Inc.(a)(b)	3,853	31,749
Cathay General Bancorp.	37,144	1,503,961
CB Financial Services Inc.	829	28,518
CenterState Bank Corp.	39,042	1,164,232
Central Pacific Financial Corp.	9,084	260,257
Central Valley Community Bancorp.	4,623	97,823
Century Bancorp. Inc./MA, Class A, NVS	635	48,514
Chemical Financial Corp.	33,364	1,857,374
Chemung Financial Corp.	774	38,785
CIT Group Inc.	73,774	3,718,947
Citigroup Inc.	1,315,439	88,029,178
Citizens & Northern Corp.	5,288	136,748
Citizens Financial Group Inc.	264,525	10,290,022
Citizens First Corp.	289	7,673
Citizens Holding Co.	828	19,665
Security	Shares	Value
Banks (continued)
City Holding Co.	8,543	$ 642,690
Civista Bancshares Inc.	4,010	97,202
CNB Financial Corp./PA	5,421	162,955
CoBiz Financial Inc.	18,483	397,015
Codorus Valley Bancorp. Inc.	4,253	130,482
Colony Bankcorp Inc.(b)	3,970	67,093
Columbia Banking System Inc.	34,217	1,399,475
Comerica Inc.	94,433	8,585,848
Commerce Bancshares Inc.	52,313	3,385,174
Community Bank System Inc.	24,238	1,431,739
Community Bankers Trust Corp.(a)(b)	10,178	91,093
Community Financial Corp. (The )	880	31,117
Community Trust Bancorp. Inc.	8,993	449,200
Community West Bancshares	3,976	46,917
ConnectOne Bancorp. Inc.	13,900	346,110
County Bancorp. Inc.	862	23,705
Cullen/Frost Bankers Inc.	31,703	3,431,533
Customers Bancorp. Inc.(a)	13,667	387,869
CVB Financial Corp.	50,814	1,139,250
DNB Financial Corp.	618	21,661
Eagle Bancorp. Inc.(a)(b)	14,349	879,594
Eagle Bancorp. Montana Inc.	850	16,405
East West Bancorp. Inc.	73,473	4,790,440
Emclaire Financial Corp.	214	7,490
Enterprise Bancorp. Inc./MA	4,079	164,914
Enterprise Financial Services Corp.	9,448	509,720
Equity Bancshares Inc., Class A(a)	302	12,527
Evans Bancorp. Inc.	793	36,557
F.N.B. Corp.	191,237	2,566,401
Farmers Capital Bank Corp.	13	677
Farmers National Banc Corp.	9,136	145,719
Fauquier Bankshares Inc.	831	17,617
FCB Financial Holdings Inc., Class A(a)	27,628	1,624,526
Fidelity Southern Corp.	9,870	250,797
Fifth Third Bancorp.	385,003	11,049,586
Financial Institutions Inc.	5,478	180,226
First Bancorp. Inc./ME	4,740	133,763
First BanCorp./Puerto Rico(a)	101,137	773,698
First Bancorp./Southern Pines NC	10,480	428,737
First Bancshares Inc. (The)	3,801	136,646
First Bank/Hamilton NJ(b)	4,398	61,132
First Busey Corp.	21,418	679,379
First Business Financial Services Inc.	4,484	116,584
First Citizens BancShares Inc./NC, Class A	4,574	1,844,694
First Commonwealth Financial Corp.	42,640	661,346
First Community Bancshares Inc./VA	8,623	274,729
First Community Corp./SC	4,005	100,526
First Connecticut Bancorp. Inc./Farmington CT	8,394	256,856
First Financial Bancorp.	45,722	1,401,379
First Financial Bankshares Inc.	32,821	1,670,589
First Financial Corp./IN	4,951	224,528
First Financial Northwest Inc.	4,734	92,408
First Foundation Inc.(a)	12,731	236,033
First Hawaiian Inc.	27,947	811,022
First Horizon National Corp.	160,724	2,867,316
First Internet Bancorp.	843	28,746
First Interstate BancSystem Inc., Class A	10,708	451,878
First Merchants Corp.	19,246	893,014
First Mid-Illinois Bancshares Inc.	279	10,965
First Midwest Bancorp. Inc.	41,169	1,048,574

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
First Northwest Bancorp.(a)	5,409	$ 86,382
First of Long Island Corp. (The)	12,924	321,161
First Republic Bank/CA	85,740	8,298,775
First Savings Financial Group Inc.	214	15,727
First U.S. Bancshares Inc.(b)	3,894	45,365
First United Corp.	4,126	84,377
Flushing Financial Corp.	13,809	360,415
Franklin Financial Network Inc.(a)(b)	8,674	326,142
Fulton Financial Corp.	84,463	1,393,639
German American Bancorp. Inc.	9,082	325,590
Glacier Bancorp. Inc.	37,674	1,457,230
Glen Burnie Bancorp.	598	6,578
Great Southern Bancorp. Inc.	4,687	268,096
Great Western Bancorp. Inc.	28,524	1,197,723
Green Bancorp. Inc.	13,116	283,306
Guaranty Bancorp.	21,764	648,567
Hancock Whitney Corp.	41,646	1,942,786
Hanmi Financial Corp.	14,713	417,114
HarborOne Bancorp Inc.(a)(b)	19,229	364,197
Hawthorn Bancshares Inc.	3,993	87,442
Heartland Financial USA Inc.	15,943	874,474
Heritage Commerce Corp.	9,585	162,849
Heritage Financial Corp./WA	14,195	494,696
Hilltop Holdings Inc.	37,928	837,071
Home BancShares Inc./AR	79,046	1,783,278
HomeTrust Bancshares Inc.(a)	8,980	252,787
Hope Bancorp Inc.	64,511	1,150,231
Horizon Bancorp Inc./IN	13,240	273,936
Howard Bancorp. Inc.(a)	701	12,618
Huntington Bancshares Inc./OH	561,932	8,294,116
IBERIABANK Corp.	38,131	2,890,330
Independent Bank Corp./MI	10,094	257,397
Independent Bank Corp./Rockland MA	13,665	1,071,336
Independent Bank Group Inc.	10,722	716,230
International Bancshares Corp.	27,765	1,188,342
Investar Holding Corp.	4,006	110,766
Investors Bancorp. Inc.	154,537	1,976,528
JPMorgan Chase & Co.	1,754,163	182,783,785
KeyCorp.	571,883	11,174,594
Lakeland Bancorp. Inc.	19,246	382,033
Lakeland Financial Corp.	13,509	650,999
Landmark Bancorp. Inc./Manhattan KS	709	20,207
LCNB Corp.	4,530	89,241
LegacyTexas Financial Group Inc.	20,616	804,436
Limestone Bancorp. Inc.(a)	457	6,969
Live Oak Bancshares Inc.(b)	10,238	313,795
M&T Bank Corp.	79,276	13,488,811
Macatawa Bank Corp.	13,678	166,051
Mackinac Financial Corp.	764	12,667
MB Financial Inc.	45,770	2,137,459
MBT Financial Corp.	9,961	106,085
Melrose Bancorp. Inc.	628	12,434
Mercantile Bank Corp.	8,690	321,182
Mid Penn Bancorp. Inc.(b)	790	27,571
Middlefield Banc Corp.	269	13,638
MidSouth Bancorp. Inc.	4,717	62,500
MidWestOne Financial Group Inc.	4,342	146,673
MutualFirst Financial Inc.	3,974	150,019
National Bank Holdings Corp., Class A	14,211	548,402
National Bankshares Inc.	4,345	201,608
Security	Shares	Value
Banks (continued)
National Commerce Corp.(a)	605	$ 28,012
NBT Bancorp. Inc.	22,428	855,628
Nicolet Bankshares Inc.(a)	4,319	238,020
Northrim BanCorp. Inc.	3,977	157,290
Norwood Financial Corp.	1,117	40,234
Oak Valley Bancorp.(b)	3,946	90,245
OFG Bancorp.	22,504	316,181
Ohio Valley Banc Corp.	781	40,963
Old Line Bancshares Inc.	6,277	219,130
Old National Bancorp./IN	68,939	1,282,265
Old Point Financial Corp.	766	22,107
Old Second Bancorp. Inc.	14,143	203,659
Opus Bank	9,755	279,969
Orrstown Financial Services Inc.	4,344	112,944
Pacific Mercantile Bancorp.(a)	5,396	52,611
Pacific Premier Bancorp. Inc.(a)	23,369	891,527
PacWest Bancorp.	68,931	3,406,570
Park National Corp.	5,388	600,331
Parke Bancorp. Inc.	4,493	106,259
Patriot National Bancorp Inc.	59	1,210
Peapack Gladstone Financial Corp.	5,520	190,937
Penns Woods Bancorp. Inc.	3,746	167,746
Peoples Bancorp. Inc./OH	9,277	350,485
Peoples Bancorp. of North Carolina Inc.	893	28,603
Peoples Financial Services Corp.	3,995	187,845
People's United Financial Inc.	186,821	3,379,592
People's Utah Bancorp.	594	21,206
Pinnacle Financial Partners Inc.	40,717	2,497,988
Plumas Bancorp.(b)	3,783	106,681
PNC Financial Services Group Inc. (The)(c)	246,904	33,356,730
Popular Inc.	54,966	2,485,013
Preferred Bank/Los Angeles CA	5,315	326,660
Premier Financial Bancorp. Inc.	5,163	96,393
Prosperity Bancshares Inc.	37,451	2,560,150
QCR Holdings Inc.	5,223	247,831
Regions Financial Corp.	623,135	11,079,340
Renasant Corp.	26,462	1,204,550
Republic Bancorp. Inc./KY, Class A	4,547	205,979
Republic First Bancorp. Inc.(a)	17,764	139,447
S&T Bancorp. Inc.	18,370	794,319
Salisbury Bancorp. Inc.	207	9,253
Sandy Spring Bancorp. Inc.	17,207	705,659
SB Financial Group Inc.	865	17,577
SB One Bancorp(b)	754	22,394
Seacoast Banking Corp. of Florida(a)	30,388	959,653
Select Bancorp. Inc.(a)(b)	4,539	61,140
ServisFirst Bancshares Inc.	22,113	922,775
Shore Bancshares Inc.	5,461	103,868
Sierra Bancorp.	4,871	137,557
Signature Bank/New York NY(a)	27,460	3,511,585
Simmons First National Corp., Class A	35,987	1,076,011
SmartFinancial Inc.(a)	4,080	105,101
Sound Financial Bancorp. Inc.	260	10,127
South State Corp.	16,706	1,440,892
Southern First Bancshares Inc.(a)	3,892	172,026
Southern National Bancorp. of Virginia Inc.	8,825	157,438
Southside Bancshares Inc.	12,368	416,554
Southwest Georgia Financial Corp.	281	6,379
State Bank Financial Corp.	18,323	611,988
Sterling Bancorp./DE	122,561	2,880,183

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Stewardship Financial Corp.	3,942	$ 45,924
Stock Yards Bancorp. Inc.	9,695	369,864
Summit Financial Group Inc.	4,614	123,840
Summit State Bank	868	13,411
SunTrust Banks Inc.	250,565	16,542,301
SVB Financial Group(a)	27,040	7,808,070
Synovus Financial Corp.	64,227	3,393,112
TCF Financial Corp.	84,394	2,077,780
Texas Capital Bancshares Inc.(a)	28,920	2,646,180
Tompkins Financial Corp.	5,305	455,593
TowneBank/Portsmouth VA	31,969	1,026,205
TriCo Bancshares	9,441	353,565
TriState Capital Holdings Inc.(a)	9,921	258,938
Triumph Bancorp. Inc.(a)	8,557	348,698
Trustmark Corp.	28,810	940,070
Two River Bancorp.	4,444	85,014
U.S. Bancorp.	816,657	40,849,183
UMB Financial Corp.	22,432	1,709,991
Umpqua Holdings Corp.	111,071	2,509,094
Union Bankshares Corp.	26,923	1,046,766
Union Bankshares Inc./Morrisville VT	808	41,935
United Bancorp. Inc./OH	3,799	51,287
United Bancshares Inc./OH	679	15,447
United Bankshares Inc./WV	59,234	2,156,118
United Community Banks Inc./GA	36,095	1,107,034
United Security Bancshares/Fresno CA	5,465	61,208
Unity Bancorp. Inc.	3,954	89,954
Univest Corp. of Pennsylvania	9,333	256,658
Valley National Bancorp.	134,072	1,630,316
Veritex Holdings Inc.(a)	10,298	319,959
Village Bank and Trust Financial Corp.(a)	113	3,865
Washington Trust Bancorp. Inc.	8,419	489,144
Webster Financial Corp.	46,148	2,939,628
Wellesley Bank(b)	267	9,025
Wells Fargo & Co.	2,259,996	125,294,178
WesBanco Inc.	26,015	1,171,716
West Bancorp. Inc.	8,646	217,447
Westamerica Bancorp.	13,535	764,863
Western Alliance Bancorp.(a)(b)	46,178	2,614,137
Wintrust Financial Corp.	27,033	2,353,223
Zions Bancorp.	102,017	5,375,276
		913,650,709
Beverages — 1.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	4,661	1,396,902
Brown-Forman Corp., Class A	28,636	1,399,155
Brown-Forman Corp., Class B, NVS	140,129	6,867,722
Castle Brands Inc.(a)(b)	41,653	49,567
Coca-Cola Bottling Co. Consolidated	1,870	252,693
Coca-Cola Co. (The)	1,984,586	87,043,942
Constellation Brands Inc., Class A	87,231	19,092,249
Craft Brew Alliance Inc.(a)	4,690	96,849
Dr Pepper Snapple Group Inc.	92,190	11,247,180
MGP Ingredients Inc.(b)	9,567	849,645
Molson Coors Brewing Co., Class B	93,486	6,360,787
Monster Beverage Corp.(a)	210,664	12,071,047
National Beverage Corp.(a)	7,378	788,708
PepsiCo Inc.	728,380	79,298,731
Primo Water Corp.(a)(b)	10,033	175,477
Reed's Inc.(a)(b)	4,809	13,706
Truett-Hurst Inc.(a)	708	1,161
Security	Shares	Value
Beverages (continued)
Willamette Valley Vineyards Inc.(a)	794	$ 6,789
		227,012,310
Biotechnology — 2.9%
AbbVie Inc.	783,208	72,564,221
Abeona Therapeutics Inc.(a)(b)	13,317	213,072
ACADIA Pharmaceuticals Inc.(a)(b)	46,573	711,170
Acceleron Pharma Inc.(a)	17,848	865,985
Achaogen Inc.(a)(b)	17,464	151,238
Achieve Life Sciences Inc.(a)(b)	1,892	7,152
Achillion Pharmaceuticals Inc.(a)	59,662	168,843
Acorda Therapeutics Inc.(a)(b)	23,074	662,224
Actinium Pharmaceuticals Inc.(a)(b)	18,514	11,849
Adamas Pharmaceuticals Inc.(a)(b)	18,112	467,833
ADMA Biologics Inc.(a)	684	3,085
Aduro Biotech Inc.(a)	13,011	91,077
Advaxis Inc.(a)(b)	13,972	20,259
Adverum Biotechnologies Inc.(a)(b)	9,129	48,384
Aeglea BioTherapeutics Inc.(a)(b)	4,966	52,540
Aevi Genomic Medicine Inc.(a)	13,333	14,800
Agenus Inc.(a)(b)	36,385	82,594
Agios Pharmaceuticals Inc.(a)(b)	22,816	1,921,792
Aimmune Therapeutics Inc.(a)(b)	20,137	541,484
Akebia Therapeutics Inc.(a)	14,688	146,586
Albireo Pharma Inc.(a)(b)	17	604
Alder Biopharmaceuticals Inc.(a)(b)	22,603	357,127
Aldeyra Therapeutics Inc.(a)(b)	3,948	31,387
Alexion Pharmaceuticals Inc.(a)	115,852	14,383,026
Alkermes PLC(a)(b)	87,846	3,615,741
Alnylam Pharmaceuticals Inc.(a)	41,567	4,093,934
Alpine Immune Sciences Inc.(a)	718	5,435
Altimmune Inc.(a)(b)	3,424	1,524
AMAG Pharmaceuticals Inc.(a)(b)	19,036	371,202
Amgen Inc.	343,425	63,392,821
Amicus Therapeutics Inc.(a)(b)	83,788	1,308,769
AmpliPhi Biosciences Corp.(a)	77	87
AnaptysBio Inc.(a)(b)	7,628	541,893
Anavex Life Sciences Corp.(a)(b)	14,724	38,577
Applied Genetic Technologies Corp./DE(a)(b)	4,907	18,156
Aptevo Therapeutics Inc.(a)	8,749	43,658
AquaBounty Technologies Inc.(a)	234	779
Aquinox Pharmaceuticals Inc.(a)(b)	4,693	12,436
ARCA biopharma Inc.(a)	865	481
Ardelyx Inc.(a)	9,136	33,803
Arena Pharmaceuticals Inc.(a)	24,070	1,049,452
ArQule Inc.(a)(b)	28,688	158,645
Array BioPharma Inc.(a)(b)	101,890	1,709,714
Arrowhead Pharmaceuticals Inc.(a)(b)	42,484	577,782
Asterias Biotherapeutics Inc.(a)	5,230	7,060
Atara Biotherapeutics Inc.(a)(b)	20,304	746,172
Athersys Inc.(a)(b)	41,956	82,653
aTyr Pharma Inc.(a)	3,933	3,579
Audentes Therapeutics Inc.(a)(b)	15,022	573,991
AVEO Pharmaceuticals Inc.(a)(b)	31,609	71,436
Avid Bioservices Inc.(a)(b)	14,309	56,091
Bellicum Pharmaceuticals Inc.(a)(b)	4,434	32,723
Biocept Inc.(a)(b)	56,728	11,346
BioCryst Pharmaceuticals Inc.(a)(b)	41,250	236,362
Biogen Inc.(a)	109,523	31,787,956
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	14,058	555,572
BioMarin Pharmaceutical Inc.(a)(b)	89,780	8,457,276

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
BioSpecifics Technologies Corp.(a)	3,780	$ 169,571
BioTime Inc.(a)(b)	31,666	65,232
Bluebird Bio Inc.(a)(b)	25,873	4,060,767
Blueprint Medicines Corp.(a)	21,340	1,354,663
BrainStorm Cell Therapeutics Inc.(a)(b)	9,369	36,539
Caladrius Biosciences Inc.(a)	3,717	24,049
Calithera Biosciences Inc.(a)	5,243	26,215
Cancer Genetics Inc.(a)(b)	5,433	4,835
Capricor Therapeutics Inc.(a)(b)	4,475	5,996
Cara Therapeutics Inc.(a)(b)	9,050	173,307
CareDx Inc.(a)(b)	14,141	173,086
CASI Pharmaceuticals Inc.(a)(b)	13,789	113,483
Catabasis Pharmaceuticals Inc.(a)	3,875	3,716
Catalyst Biosciences Inc.(a)	45	525
Catalyst Pharmaceuticals Inc.(a)	110,929	346,098
Celgene Corp.(a)	365,312	29,013,079
Celldex Therapeutics Inc.(a)(b)	51,038	25,703
Cellectar Biosciences Inc.(a)	597	370
Cellular Biomedicine Group Inc.(a)(b)	4,476	87,506
CEL-SCI Corp.(a)(b)	3,087	2,840
Celsion Corp.(a)(b)	461	1,360
ChemoCentryx Inc.(a)(b)	9,963	131,213
Chimerix Inc.(a)(b)	38,079	181,256
Cidara Therapeutics Inc.(a)	3,795	19,734
Cleveland BioLabs Inc.(a)(b)	741	1,823
Clovis Oncology Inc.(a)	31,059	1,412,253
Coherus Biosciences Inc.(a)	14,239	199,346
Conatus Pharmaceuticals Inc.(a)	8,438	36,115
Concert Pharmaceuticals Inc.(a)	8,481	142,735
Corbus Pharmaceuticals Holdings Inc.(a)(b)	17,658	89,173
Corvus Pharmaceuticals Inc.(a)	901	9,893
CTI BioPharma Corp.(a)	9,454	47,081
Curis Inc.(a)	10,947	18,938
Cyclacel Pharmaceuticals Inc.(a)(b)	796	1,130
Cytokinetics Inc.(a)	23,290	193,307
CytomX Therapeutics Inc.(a)	20,251	462,938
Cytori Therapeutics Inc.(a)(b)	471	683
CytRx Corp.(a)	4,678	5,286
Dicerna Pharmaceuticals Inc.(a)(b)	5,474	67,056
Dyax Corp.(a)(d)	19,917	45,610
Dynavax Technologies Corp.(a)(b)	27,211	414,968
Eagle Pharmaceuticals Inc./DE(a)	3,956	299,311
Edge Therapeutics Inc.(a)	4,420	4,553
Editas Medicine Inc.(a)	25,057	897,792
Eiger BioPharmaceuticals Inc.(a)	248	3,026
Emergent BioSolutions Inc.(a)	21,712	1,096,239
Enanta Pharmaceuticals Inc.(a)	10,766	1,247,779
Epizyme Inc.(a)(b)	19,468	263,791
Esperion Therapeutics Inc.(a)(b)	9,757	382,377
Exact Sciences Corp.(a)(b)	58,889	3,520,973
Exelixis Inc.(a)	142,419	3,064,857
Fate Therapeutics Inc.(a)(b)	20,277	229,941
Fibrocell Science Inc.(a)(b)	555	1,501
FibroGen Inc.(a)(b)	35,487	2,221,486
Five Prime Therapeutics Inc.(a)	13,626	215,427
Flexion Therapeutics Inc.(a)(b)	15,709	406,078
Fortress Biotech Inc.(a)(b)	51,208	152,600
Foundation Medicine Inc.(a)	10,133	1,385,181
Galectin Therapeutics Inc.(a)(b)	14,674	93,327
Genocea Biosciences Inc.(a)	9,488	8,119
Security	Shares	Value
Biotechnology (continued)
Genomic Health Inc.(a)	9,129	$ 460,102
GenVec Inc.(a)(d)	437	—
Geron Corp.(a)(b)	78,672	269,845
Gilead Sciences Inc.	672,968	47,673,053
Global Blood Therapeutics Inc.(a)	22,994	1,039,329
GlycoMimetics Inc.(a)(b)	9,018	145,460
GTx Inc.(a)	3,471	53,141
Halozyme Therapeutics Inc.(a)(b)	92,803	1,565,587
Heat Biologics Inc.(a)(b)	407	875
Hemispherx Biopharma Inc.(a)(b)	13,477	4,313
Heron Therapeutics Inc.(a)	43,599	1,693,821
Histogenics Corp.(a)(b)	4,680	11,700
iBio Inc.(a)(b)	4,165	3,748
Idera Pharmaceuticals Inc.(a)	50,349	66,461
Immucell Corp.(a)	736	5,020
Immune Design Corp.(a)(b)	4,430	20,156
Immune Pharmaceuticals Inc.(a)(b)	568	106
ImmunoCellular Therapeutics Ltd.(a)(b)	672	175
ImmunoGen Inc.(a)(b)	42,073	409,370
Immunomedics Inc.(a)(b)	54,008	1,278,369
Incyte Corp.(a)	89,494	5,996,098
Infinity Pharmaceuticals Inc.(a)	22,537	43,046
Inovio Pharmaceuticals Inc.(a)(b)	32,798	128,568
Insmed Inc.(a)	37,578	888,720
Insys Therapeutics Inc.(a)(b)	22,626	163,812
Intellia Therapeutics Inc.(a)(b)	10,759	294,366
Intercept Pharmaceuticals Inc.(a)(b)	9,073	761,315
Intrexon Corp.(a)(b)	54,522	760,037
Invitae Corp.(a)	17,301	127,162
Ionis Pharmaceuticals Inc.(a)(b)	66,428	2,768,055
Iovance Biotherapeutics Inc.(a)	34,000	435,200
Ironwood Pharmaceuticals Inc.(a)	80,032	1,530,212
IsoRay Inc.(a)	31,831	14,324
ITUS Corp.(a)(b)	4,820	14,605
KalVista Pharmaceuticals Inc.(a)(b)	4,465	36,256
Karyopharm Therapeutics Inc.(a)	37,906	644,023
Keryx Biopharmaceuticals Inc.(a)(b)	54,882	206,356
Kindred Biosciences Inc.(a)(b)	8,454	90,035
Kura Oncology Inc.(a)	4,029	73,328
La Jolla Pharmaceutical Co.(a)(b)	15,248	444,784
Lexicon Pharmaceuticals Inc.(a)(b)	70,419	845,028
Ligand Pharmaceuticals Inc.(a)(b)	15,317	3,173,223
Loxo Oncology Inc.(a)	13,125	2,276,925
MacroGenics Inc.(a)(b)	14,420	297,773
Madrigal Pharmaceuticals Inc.(a)	4,156	1,162,392
MannKind Corp.(a)(b)	32,419	61,596
MediciNova Inc.(a)(b)	13,736	109,339
MEI Pharma Inc.(a)	13,964	55,018
Merrimack Pharmaceuticals Inc.(a)	5,487	26,941
MiMedx Group Inc.(a)(b)	50,240	321,034
Minerva Neurosciences Inc.(a)(b)	8,586	70,834
Miragen Therapeutics Inc.(a)(b)	119	763
Mirati Therapeutics Inc.(a)(b)	13,161	648,837
Molecular Templates Inc.(a)	3,318	17,353
Momenta Pharmaceuticals Inc.(a)	51,417	1,051,478
Myriad Genetics Inc.(a)	33,273	1,243,412
NanoViricides Inc.(a)	22,422	9,866
NantKwest Inc.(a)	14,475	44,293
Natera Inc.(a)	4,836	91,014
Navidea Biopharmaceuticals Inc.(a)	69,876	15,960

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Neuralstem Inc.(a)(b)	1,940	$ 2,153
Neurocrine Biosciences Inc.(a)	45,736	4,493,105
NewLink Genetics Corp.(a)	13,098	62,346
Novavax Inc.(a)(b)	195,640	262,158
Ohr Pharmaceutical Inc.(a)	13,256	2,598
Oncocyte Corp.(a)	693	1,767
OncoMed Pharmaceuticals Inc.(a)	5,389	12,449
Oncosec Medical Inc.(a)(b)	9,186	12,677
OpGen Inc.(a)	25	45
Ophthotech Corp.(a)	14,181	38,714
OPKO Health Inc.(a)(b)	234,090	1,100,223
Oragenics Inc.(a)(b)	854	1,179
Organovo Holdings Inc.(a)(b)	42,465	59,451
OvaScience Inc.(a)	18,000	16,333
Palatin Technologies Inc.(a)(b)	28,543	27,681
Pfenex Inc.(a)	8,656	46,829
PolarityTE Inc.(a)(b)	297	6,991
Portola Pharmaceuticals Inc.(a)(b)	31,796	1,200,935
Progenics Pharmaceuticals Inc.(a)	36,267	291,587
Proteon Therapeutics Inc.(a)	4,024	9,859
Proteostasis Therapeutics Inc.(a)(b)	3,801	10,605
Prothena Corp. PLC(a)	18,036	262,965
PTC Therapeutics Inc.(a)	17,867	602,654
Puma Biotechnology Inc.(a)(b)	18,132	1,072,508
Radius Health Inc.(a)	29,097	857,489
Recro Pharma Inc.(a)	884	4,438
Regeneron Pharmaceuticals Inc.(a)	40,062	13,820,989
REGENXBIO Inc.(a)(b)	16,751	1,201,884
Regulus Therapeutics Inc.(a)	13,701	9,032
Repligen Corp.(a)(b)	29,793	1,401,463
Retrophin Inc.(a)(b)	14,597	397,914
Rexahn Pharmaceuticals Inc.(a)(b)	10,228	14,421
Rigel Pharmaceuticals Inc.(a)	69,388	196,368
Riot Blockchain Inc.(b)	4,316	27,363
Rocket Pharmaceuticals Inc.(a)(b)	1,847	36,257
RXi Pharmaceuticals Corp.(a)(b)	403	778
Sage Therapeutics Inc.(a)	23,066	3,610,521
Sangamo Therapeutics Inc.(a)(b)	41,582	590,464
Sarepta Therapeutics Inc.(a)(b)	35,012	4,627,886
Savara Inc.(a)	873	9,882
Seattle Genetics Inc.(a)(b)	56,213	3,731,981
SELLAS Life Sciences Group Inc.(a)(b)	133	455
Seres Therapeutics Inc.(a)(b)	22,268	191,505
Sesen Bio Inc.(a)(b)	4,556	8,884
Soleno Therapeutics Inc.(a)	600	1,404
Sorrento Therapeutics Inc.(a)(b)	32,890	236,808
Spark Therapeutics Inc.(a)(b)	19,210	1,589,820
Spectrum Pharmaceuticals Inc.(a)	56,137	1,176,632
Stemline Therapeutics Inc.(a)	8,639	138,656
Sunesis Pharmaceuticals Inc.(a)	5,242	11,113
Syndax Pharmaceuticals Inc.(a)(b)	849	5,960
Synergy Pharmaceuticals Inc.(a)(b)	92,294	160,592
Synlogic Inc.(a)(b)	458	4,502
Synthetic Biologics Inc.(a)	37,864	9,049
T2 Biosystems Inc.(a)	8,593	66,510
Tenax Therapeutics Inc.(a)(b)	627	3,963
TESARO Inc.(a)(b)	21,444	953,615
TG Therapeutics Inc.(a)(b)	28,538	375,275
Tonix Pharmaceuticals Holding Corp.(a)(b)	594	2,643
Tracon Pharmaceuticals Inc.(a)(b)	3,979	10,743
Security	Shares	Value
Biotechnology (continued)
Trevena Inc.(a)(b)	14,667	$ 21,120
Trovagene Inc.(a)(b)	1,129	869
Ultragenyx Pharmaceutical Inc.(a)(b)	24,589	1,890,156
United Therapeutics Corp.(a)	22,566	2,553,343
Vanda Pharmaceuticals Inc.(a)	45,027	857,764
Vaxart Inc.(a)	1,830	5,545
Veracyte Inc.(a)	8,490	79,297
Verastem Inc.(a)(b)	14,560	100,173
Vericel Corp.(a)(b)	13,732	133,200
Versartis Inc.(a)	9,427	19,090
Vertex Pharmaceuticals Inc.(a)	132,601	22,536,866
Vical Inc.(a)	4,836	5,561
Viking Therapeutics Inc.(a)	16,418	155,807
Vital Therapies Inc.(a)(b)	10,142	69,473
Voyager Therapeutics Inc.(a)	8,480	165,699
vTv Therapeutics Inc., Class A(a)(b)	4,365	6,722
XBiotech Inc.(a)(b)	840	3,763
Xencor Inc.(a)	28,945	1,071,254
XOMA Corp.(a)	3,726	77,799
Yield10 Bioscience Inc.(a)(b)	315	444
Zafgen Inc.(a)	9,378	95,937
ZIOPHARM Oncology Inc.(a)(b)	64,912	196,034
		424,554,273
Building Products — 0.4%
AAON Inc.	19,248	639,996
Advanced Drainage Systems Inc.	18,242	520,809
Allegion PLC	46,952	3,632,207
Alpha Pro Tech Ltd.(a)	8,511	28,512
American Woodmark Corp.(a)	8,417	770,576
AO Smith Corp.	74,402	4,400,878
Apogee Enterprises Inc.	14,044	676,499
Armstrong Flooring Inc.(a)	13,089	183,770
Armstrong World Industries Inc.(a)	23,617	1,492,594
Builders FirstSource Inc.(a)	55,406	1,013,376
Continental Building Products Inc.(a)	19,385	611,597
Continental Materials Corp.(a)	77	1,240
CSW Industrials Inc.(a)	8,484	448,379
Fortune Brands Home & Security Inc.	78,085	4,192,384
Gibraltar Industries Inc.(a)	14,478	542,925
Griffon Corp.	18,631	331,632
Insteel Industries Inc.	14,363	479,724
JELD-WEN Holding Inc.(a)	33,687	963,111
Jewett-Cameron Trading Co. Ltd.(a)(b)	566	4,528
Johnson Controls International PLC	470,940	15,752,943
Lennox International Inc.	18,898	3,782,435
Masco Corp.	166,967	6,247,905
Masonite International Corp.(a)	14,120	1,014,522
NCI Building Systems Inc.(a)	18,423	386,883
Owens Corning	56,481	3,579,201
Patrick Industries Inc.(a)	12,663	719,891
PGT Innovations Inc.(a)	23,482	489,600
Quanex Building Products Corp.	17,815	319,779
Simpson Manufacturing Co. Inc.	19,309	1,200,827
Tecogen Inc.(a)(b)	4,608	17,142
Trex Co. Inc.(a)	28,522	1,785,192
Universal Forest Products Inc.	28,719	1,051,690
USG Corp.(a)	46,521	2,005,985
		59,288,732

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets — 2.9%
Affiliated Managers Group Inc.	28,534	$ 4,242,150
Ameriprise Financial Inc.	75,153	10,512,402
Artisan Partners Asset Management Inc., Class A	18,948	571,282
Ashford Inc.(a)	153	9,914
Associated Capital Group Inc., Class A	2,634	99,960
B. Riley Financial Inc.	652	14,703
Bank of New York Mellon Corp. (The)	522,916	28,200,860
BGC Partners Inc., Class A	143,347	1,622,688
BlackRock Inc.(c)	63,429	31,653,608
Cboe Global Markets Inc.	58,617	6,100,271
Charles Schwab Corp. (The)	623,434	31,857,477
CME Group Inc.	175,077	28,698,622
Cohen & Co. Inc.	735	7,791
Cohen & Steers Inc.	14,693	612,845
Cowen Inc.(a)(b)	13,306	184,288
Diamond Hill Investment Group Inc.	627	121,908
Donnelley Financial Solutions Inc.(a)	13,558	235,502
E*TRADE Financial Corp.(a)	139,367	8,523,686
Eaton Vance Corp., NVS	56,230	2,934,644
Evercore Inc., Class A	19,161	2,020,527
FactSet Research Systems Inc.	22,127	4,383,359
Federated Investors Inc., Class B	48,049	1,120,503
Financial Engines Inc.	31,935	1,433,882
Franklin Resources Inc.	166,934	5,350,235
GAIN Capital Holdings Inc.	13,219	99,803
GAMCO Investors Inc., Class A	1,671	44,716
Goldman Sachs Group Inc. (The)	180,870	39,894,496
Great Elm Capital Group Inc.(a)	5,167	18,601
Greenhill & Co. Inc.	14,092	400,213
Houlihan Lokey Inc.	12,875	659,458
Interactive Brokers Group Inc., Class A	31,637	2,037,739
Intercontinental Exchange Inc.	305,430	22,464,376
INTL. FCStone Inc.(a)	8,566	442,948
Invesco Ltd.	208,698	5,543,019
Investment Technology Group Inc.	5,119	107,089
Janus Henderson Group PLC	91,337	2,806,786
Ladenburg Thalmann Financial Services Inc.	54,845	186,473
Lazard Ltd., Class A	65,443	3,200,817
Legg Mason Inc.	49,771	1,728,547
LPL Financial Holdings Inc.	45,903	3,008,483
Manning & Napier Inc.	8,585	26,614
MarketAxess Holdings Inc.	19,062	3,771,607
Medley Management Inc., Class A	4,022	14,278
Moelis & Co., Class A	15,659	918,400
Moody's Corp.	84,873	14,475,939
Morgan Stanley	715,024	33,892,138
Morningstar Inc.	9,309	1,193,879
MSCI Inc.	46,294	7,658,416
Nasdaq Inc.	58,532	5,342,216
Northern Trust Corp.	111,087	11,429,741
Oppenheimer Holdings Inc., Class A, NVS	4,756	133,168
Piper Jaffray Companies	8,531	655,607
PJT Partners Inc., Class A	8,991	480,029
Pzena Investment Management Inc., Class A	8,528	78,543
Raymond James Financial Inc.	64,397	5,753,872
S&P Global Inc.	130,542	26,616,208
Safeguard Scientifics Inc.(a)(b)	8,780	112,384
SEI Investments Co.	68,991	4,313,317
Silvercrest Asset Management Group Inc., Class A	4,049	65,999
State Street Corp.	189,795	17,668,017
Security	Shares	Value
Capital Markets (continued)
Stifel Financial Corp.	32,886	$ 1,718,294
T Rowe Price Group Inc.	125,068	14,519,144
TD Ameritrade Holding Corp.	138,481	7,584,604
TheStreet Inc.(a)(b)	18,593	40,533
U.S. Global Investors Inc., Class A, NVS	9,565	15,400
Value Line Inc.	194	4,598
Virtu Financial Inc., Class A	33,220	881,991
Virtus Investment Partners Inc.	3,972	508,217
Waddell & Reed Financial Inc., Class A	60,451	1,086,304
Westwood Holdings Group Inc.	4,394	261,619
WisdomTree Investments Inc.	57,460	521,737
		414,899,484
Chemicals — 2.0%
A Schulman Inc.	14,083	626,694
AdvanSix Inc.(a)	14,528	532,161
AgroFresh Solutions Inc.(a)(b)	13,333	93,464
Air Products & Chemicals Inc.	111,529	17,368,411
Albemarle Corp.(b)	55,869	5,270,123
American Vanguard Corp.	13,304	305,327
Ashland Global Holdings Inc.	31,618	2,471,895
Axalta Coating Systems Ltd.(a)	120,946	3,665,873
Balchem Corp.	18,036	1,770,053
Cabot Corp.	31,994	1,976,269
Celanese Corp., Series A	70,628	7,843,946
CF Industries Holdings Inc.	119,678	5,313,703
Chase Corp.	4,335	508,279
Chemours Co. (The)	92,676	4,111,107
Core Molding Technologies Inc.	4,340	61,975
DowDuPont Inc.	1,205,260	79,450,739
Eastman Chemical Co.	74,274	7,424,429
Ecolab Inc.	134,818	18,919,010
Ferro Corp.(a)	42,081	877,389
Flotek Industries Inc.(a)(b)	27,196	87,843
FMC Corp.	68,926	6,148,888
FutureFuel Corp.	10,149	142,187
GCP Applied Technologies Inc.(a)	36,621	1,060,178
Hawkins Inc.	4,671	165,120
HB Fuller Co.	23,957	1,286,012
Huntsman Corp.	98,281	2,869,805
Ikonics Corp.(a)	237	2,560
Ingevity Corp.(a)	22,484	1,818,056
Innophos Holdings Inc.	9,340	444,584
Innospec Inc.	13,091	1,002,116
International Flavors & Fragrances Inc.	40,993	5,081,492
Intrepid Potash Inc.(a)	55,245	226,505
KMG Chemicals Inc.	4,381	323,230
Koppers Holdings Inc.(a)	9,517	364,977
Kraton Corp.(a)	14,637	675,351
Kronos Worldwide Inc.	9,907	223,205
LSB Industries Inc.(a)(b)	9,394	49,788
LyondellBasell Industries NV, Class A	165,202	18,147,440
MagneGas Corp.(a)	68	27
Marrone Bio Innovations Inc.(a)(b)	9,945	18,299
Minerals Technologies Inc.	18,162	1,368,507
Mosaic Co. (The)	174,638	4,898,596
NewMarket Corp.	4,761	1,925,825
Northern Technologies International Corp.	791	28,318
Olin Corp.	83,402	2,395,305
OMNOVA Solutions Inc.(a)	23,107	240,313
Platform Specialty Products Corp.(a)	101,752	1,180,323

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
PolyOne Corp.	41,996	$ 1,815,067
PPG Industries Inc.	131,088	13,597,758
Praxair Inc.	149,636	23,664,933
Quaker Chemical Corp.	7,497	1,161,060
Rayonier Advanced Materials Inc.	22,373	382,355
RPM International Inc.	65,629	3,827,483
Scotts Miracle-Gro Co. (The)	23,004	1,913,013
Senomyx Inc.(a)(b)	22,957	27,548
Sensient Technologies Corp.	22,963	1,643,003
Sherwin-Williams Co. (The)	42,618	17,369,818
Stepan Co.	9,210	718,472
Trecora Resources(a)(b)	9,384	139,352
Tredegar Corp.	13,238	311,093
Trinseo SA	22,851	1,621,278
Tronox Ltd., Class A	45,167	888,887
Valvoline Inc.	98,310	2,120,547
Venator Materials PLC(a)	30,624	501,009
Westlake Chemical Corp.	19,114	2,057,240
WR Grace & Co.	36,363	2,665,772
		287,191,385
Commercial Services & Supplies — 0.5%
ABM Industries Inc.	27,812	811,554
ACCO Brands Corp.	51,798	717,402
Acme United Corp.	740	15,355
ADT Inc.(b)	54,991	475,672
Advanced Disposal Services Inc.(a)	19,239	476,742
AMREP Corp.(a)	692	4,934
Aqua Metals Inc.(a)	4,539	13,072
ARC Document Solutions Inc.(a)	18,856	33,375
Brady Corp., Class A, NVS	23,221	895,170
Brink's Co. (The)	23,854	1,902,356
Casella Waste Systems Inc., Class A(a)	18,565	475,450
CECO Environmental Corp.	13,709	84,173
Cemtrex Inc.(a)(b)	4,683	9,787
Cintas Corp.	47,415	8,775,094
Clean Harbors Inc.(a)	27,236	1,512,960
Command Security Corp.(a)	4,363	6,763
CompX International Inc.	257	3,392
Copart Inc.(a)	101,300	5,729,528
Covanta Holding Corp.	65,183	1,075,520
Deluxe Corp.	23,727	1,570,965
Document Security Systems Inc.(a)(b)	13,094	16,760
Ecology and Environment Inc., Class A	220	2,739
Ennis Inc.	13,327	271,204
Essendant Inc.	39,730	525,231
Fuel Tech Inc.(a)(b)	9,212	9,949
Healthcare Services Group Inc.	36,726	1,586,196
Heritage-Crystal Clean Inc.(a)(b)	8,617	173,202
Herman Miller Inc.	28,586	969,065
HNI Corp.	22,819	848,867
Hudson Technologies Inc.(a)(b)	14,060	28,261
Industrial Services of America Inc.(a)(b)	4,738	9,808
Interface Inc.	32,302	741,331
Intersections Inc.(a)(b)	5,490	11,145
KAR Auction Services Inc.	69,117	3,787,612
Kimball International Inc., Class B, NVS	44	711
Knoll Inc.	19,224	400,051
LSC Communications Inc.	13,558	212,318
Matthews International Corp., Class A	14,827	871,828
McGrath RentCorp	9,910	627,006
Security	Shares	Value
Commercial Services & Supplies (continued)
Mobile Mini Inc.	22,961	$ 1,076,871
MSA Safety Inc.	14,686	1,414,849
Multi-Color Corp.(b)	8,461	547,004
NL Industries Inc.(a)	4,717	41,038
Odyssey Marine Exploration Inc.(a)(b)	4,001	33,168
Performant Financial Corp.(a)	18,717	40,242
Perma-Fix Environmental Services(a)	5,368	24,156
Pitney Bowes Inc.	93,643	802,521
Quad/Graphics Inc.	13,097	272,811
Quest Resource Holding Corp.(a)(b)	4,843	9,395
Republic Services Inc.	119,760	8,186,794
Rollins Inc.	46,750	2,458,115
RR Donnelley & Sons Co.	41,816	240,860
SP Plus Corp.(a)(b)	9,185	341,682
Steelcase Inc., Class A	45,605	615,668
Stericycle Inc.(a)	49,543	3,234,662
Team Inc.(a)(b)	14,174	327,419
Tetra Tech Inc.	28,477	1,665,904
U.S. Ecology Inc.	9,971	635,153
UniFirst Corp./MA	8,617	1,524,347
Viad Corp.	9,460	513,205
Virco Manufacturing Corp.(b)	4,403	19,593
VSE Corp.	4,424	211,379
Waste Management Inc.	210,169	17,095,146
Wilhelmina International Inc.(a)(b)	303	1,857
		77,016,387
Communications Equipment — 1.2%
Acacia Communications Inc.(a)(b)	8,222	286,208
ADTRAN Inc.	23,839	354,009
Aerohive Networks Inc.(a)(b)	13,285	52,741
Applied Optoelectronics Inc.(a)(b)	8,555	384,119
Arista Networks Inc.(a)	24,065	6,196,497
ARRIS International PLC(a)	100,402	2,454,327
Aviat Networks Inc.(a)	3,997	65,431
BK Technologies Inc.(b)	8,375	30,987
Black Box Corp.	8,629	17,474
CalAmp Corp.(a)	18,461	432,541
Calix Inc.(a)	22,958	179,072
Casa Systems Inc.(a)	37,582	613,714
Ciena Corp.(a)	65,107	1,725,987
Cisco Systems Inc.	2,430,417	104,580,843
Clearfield Inc.(a)	5,254	58,057
ClearOne Inc.	3,897	15,003
CommScope Holding Co. Inc.(a)	102,283	2,987,175
Communications Systems Inc.	4,018	15,309
Comtech Telecommunications Corp.	18,775	598,547
DASAN Zhone Solutions Inc.(a)	3,486	34,023
Digi International Inc.(a)	13,313	175,732
EchoStar Corp., Class A(a)	23,174	1,028,926
EMCORE Corp.(a)	4,060	20,503
Extreme Networks Inc.(a)	50,256	400,038
F5 Networks Inc.(a)	30,968	5,340,432
Finisar Corp.(a)(b)	55,142	992,556
Harmonic Inc.(a)	42,563	180,893
Infinera Corp.(a)(b)	70,381	698,883
Inseego Corp.(a)	14,828	29,804
InterDigital Inc./PA	18,035	1,459,031
Juniper Networks Inc.	189,207	5,188,056
KVH Industries Inc.(a)	8,514	114,088
Lantronix Inc.(a)	4,529	12,862

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Lumentum Holdings Inc.(a)(b)	31,308	$ 1,812,733
Motorola Solutions Inc.	83,627	9,731,674
NETGEAR Inc.(a)(b)	17,680	1,105,000
NetScout Systems Inc.(a)(b)	46,758	1,388,713
Network-1 Technologies Inc.	5,488	17,013
Oclaro Inc.(a)	85,410	762,711
Optical Cable Corp.(a)(b)	4,494	17,751
Palo Alto Networks Inc.(a)	49,225	10,114,261
ParkerVision Inc.(a)(b)	5,227	3,427
PC-Tel Inc.	9,190	57,346
Plantronics Inc.	17,754	1,353,742
Resonant Inc.(a)(b)	3,993	22,520
Ribbon Communications Inc.(a)	23,948	170,510
TESSCO Technologies Inc.	3,929	67,972
Ubiquiti Networks Inc.(a)(b)	13,275	1,124,658
ViaSat Inc.(a)(b)	27,373	1,798,954
Viavi Solutions Inc.(a)	116,961	1,197,681
Westell Technologies Inc., Class A(a)	5,430	15,475
xG Technology Inc.(a)	195	125
		167,486,134
Construction & Engineering — 0.2%
AECOM(a)	78,006	2,576,538
Aegion Corp.(a)	18,390	473,542
Ameresco Inc., Class A(a)	9,424	113,088
Argan Inc.	5,340	218,673
Comfort Systems USA Inc.	18,527	848,537
Dycom Industries Inc.(a)(b)	17,705	1,673,300
EMCOR Group Inc.	31,796	2,422,219
Fluor Corp.	70,143	3,421,576
Goldfield Corp. (The)(a)	14,044	59,687
Granite Construction Inc.	21,816	1,214,279
Great Lakes Dredge & Dock Corp.(a)(b)	28,150	147,787
HC2 Holdings Inc.(a)(b)	13,774	80,578
IES Holdings Inc.(a)(b)	4,541	76,062
Jacobs Engineering Group Inc.	60,553	3,844,510
KBR Inc.	70,328	1,260,278
MasTec Inc.(a)	32,790	1,664,092
MYR Group Inc.(a)	9,559	338,962
Northwest Pipe Co.(a)(b)	4,713	91,291
NV5 Global Inc.(a)(b)	4,243	294,040
Orion Group Holdings Inc.(a)	13,935	115,103
Primoris Services Corp.	18,739	510,263
Quanta Services Inc.(a)	74,944	2,503,130
Sterling Construction Co. Inc.(a)(b)	9,138	119,068
Tutor Perini Corp.(a)(b)	19,255	355,255
Valmont Industries Inc.	13,634	2,055,325
		26,477,183
Construction Materials — 0.1%
Eagle Materials Inc.	23,599	2,477,187
Martin Marietta Materials Inc.	32,228	7,197,479
Summit Materials Inc., Class A(a)	47,723	1,252,729
Tecnoglass Inc.	605	5,257
U.S. Concrete Inc.(a)(b)	8,434	442,785
U.S. Lime & Minerals Inc.	502	42,118
Vulcan Materials Co.	71,020	9,165,841
		20,583,396
Consumer Finance — 0.7%
Ally Financial Inc.	233,089	6,123,248
American Express Co.	372,672	36,521,856
Security	Shares	Value
Consumer Finance (continued)
Asta Funding Inc.	4,565	$ 15,749
Atlanticus Holdings Corp.(a)	3,801	7,868
Capital One Financial Corp.	251,367	23,100,627
Consumer Portfolio Services Inc.(a)	9,481	38,588
Credit Acceptance Corp.(a)(b)	6,158	2,176,237
Discover Financial Services	186,926	13,161,460
Encore Capital Group Inc.(a)(b)	10,082	369,001
Enova International Inc.(a)	14,093	515,099
EZCORP Inc., Class A, NVS(a)(b)	27,316	329,158
FirstCash Inc.	22,296	2,003,296
Green Dot Corp., Class A(a)	22,784	1,672,118
LendingClub Corp.(a)(b)	212,908	806,921
Navient Corp.	139,132	1,812,890
Nelnet Inc., Class A	12,531	731,936
Nicholas Financial Inc.(a)(b)	5,244	48,245
OneMain Holdings Inc.(a)	31,432	1,046,371
PRA Group Inc.(a)(b)	23,371	900,952
Regional Management Corp.(a)	4,873	170,653
Santander Consumer USA Holdings Inc.	54,764	1,045,445
SLM Corp.(a)	221,645	2,537,835
Synchrony Financial	372,743	12,442,161
World Acceptance Corp.(a)	4,519	501,654
		108,079,368
Containers & Packaging — 0.4%
AptarGroup Inc.	32,117	2,999,086
Avery Dennison Corp.	45,761	4,672,198
Ball Corp.	180,357	6,411,691
Bemis Co. Inc.	46,691	1,970,827
Berry Global Group Inc.(a)(b)	68,551	3,149,233
Crown Holdings Inc.(a)	69,392	3,105,986
Graphic Packaging Holding Co.	162,072	2,351,665
Greif Inc., Class A, NVS	13,635	721,155
Greif Inc., Class B	4,556	262,426
International Paper Co.	209,342	10,902,531
Myers Industries Inc.	10,088	193,690
Owens-Illinois Inc.(a)	83,605	1,405,400
Packaging Corp. of America	46,736	5,224,617
Sealed Air Corp.	87,497	3,714,248
Silgan Holdings Inc.	38,442	1,031,399
Sonoco Products Co.	50,736	2,663,640
UFP Technologies Inc.(a)(b)	3,977	122,690
WestRock Co.	129,595	7,389,507
		58,291,989
Distributors — 0.1%
AMCON Distributing Co.	53	4,664
Core-Mark Holding Co. Inc.	23,088	524,098
Educational Development Corp.	695	13,031
Genuine Parts Co.	73,916	6,784,750
LKQ Corp.(a)	162,501	5,183,782
Pool Corp.	22,085	3,345,877
Weyco Group Inc.	3,951	143,816
		16,000,018
Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	27,946	1,344,203
American Public Education Inc.(a)	8,979	378,016
Ascent Capital Group Inc., Class A(a)(b)	5,266	14,797
Bridgepoint Education Inc.(a)(b)	9,177	59,926
Bright Horizons Family Solutions Inc.(a)(b)	30,296	3,105,946
Cambium Learning Group Inc.(a)	5,366	59,831

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services (continued)
Capella Education Co.	4,849	$ 478,596
Career Education Corp.(a)	32,772	529,923
Carriage Services Inc.	9,020	221,441
Chegg Inc.(a)(b)	38,821	1,078,836
Collectors Universe Inc.	4,396	64,797
Graham Holdings Co., Class B	3,235	1,896,034
Grand Canyon Education Inc.(a)	23,227	2,592,365
H&R Block Inc.	107,344	2,445,296
Houghton Mifflin Harcourt Co.(a)	51,630	394,970
K12 Inc.(a)	14,744	241,359
Laureate Education Inc., Class A(a)	31,379	449,661
Liberty Tax Inc.	4,006	32,348
Lincoln Educational Services Corp.(a)	13,656	23,761
National American University Holdings Inc.(b)	4,556	4,323
Regis Corp.(a)	18,662	308,670
Service Corp. International/U.S.	108,594	3,886,579
ServiceMaster Global Holdings Inc.(a)	68,846	4,094,272
Sotheby's(a)	24,289	1,319,864
Strayer Education Inc.	5,071	573,074
Universal Technical Institute Inc.(a)(b)	9,577	30,168
Weight Watchers International Inc.(a)(b)	19,040	1,924,944
XpresSpa Group Inc.(a)	5,542	1,617
		27,555,617
Diversified Financial Services — 1.3%
A-Mark Precious Metals Inc.	684	9,083
AXA Equitable Holdings Inc.(a)	69,550	1,433,425
Berkshire Hathaway Inc., Class B(a)	985,866	184,011,889
Cannae Holdings Inc.(a)	33,656	624,319
FGL Holdings(a)	61,036	512,092
GWG Holdings Inc.(a)	186	1,447
Jefferies Financial Group Inc.	159,640	3,630,214
LM Funding America Inc.(a)(b)	4,087	1,823
Marlin Business Services Corp.	4,660	139,101
On Deck Capital Inc.(a)	18,544	129,808
Voya Financial Inc.	98,660	4,637,020
		195,130,221
Diversified Telecommunication Services — 1.7%
Alaska Communications Systems Group Inc.(a)	27,680	48,994
AT&T Inc.	3,729,309	119,748,112
ATN International Inc.	8,802	464,481
CenturyLink Inc.	500,434	9,328,090
Cincinnati Bell Inc.(a)	19,054	299,148
Cogent Communications Holdings Inc.	26,824	1,432,402
Consolidated Communications Holdings Inc.	37,676	465,675
Frontier Communications Corp.(b)	54,792	293,685
Globalstar Inc.(a)	134,896	66,085
Hawaiian Telcom Holdco Inc.(a)	4,928	142,518
IDT Corp., Class B	30	169
Iridium Communications Inc.(a)	41,039	660,728
One Horizon Group Inc.(a)(b)	984	526
Ooma Inc.(a)(b)	3,746	53,006
ORBCOMM Inc.(a)(b)	32,491	328,159
Otelco Inc., Class A(a)	811	12,124
Pareteum Corp.(a)(b)	1,563	3,907
pdvWireless Inc.(a)	4,868	121,457
Verizon Communications Inc.	2,125,962	106,957,148
Vonage Holdings Corp.(a)	111,612	1,438,679
Windstream Holdings Inc.(b)	23,699	124,894
Security	Shares	Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings Inc.(a)	93,368	$ 3,406,065
		245,396,052
Electric Utilities — 1.6%
ALLETE Inc.	29,767	2,304,263
Alliant Energy Corp.	112,246	4,750,251
American Electric Power Co. Inc.	252,170	17,462,773
Avangrid Inc.	22,994	1,217,072
Duke Energy Corp.	360,276	28,490,626
Edison International	163,885	10,369,004
El Paso Electric Co.	26,912	1,590,499
Entergy Corp.	93,327	7,539,888
Evergy Inc.	140,003	7,861,168
Eversource Energy	162,701	9,535,906
Exelon Corp.	488,356	20,803,966
FirstEnergy Corp.	233,455	8,383,369
Genie Energy Ltd., Class B	9,122	45,245
Hawaiian Electric Industries Inc.	54,990	1,886,157
IDACORP Inc.	26,045	2,402,391
MGE Energy Inc.	23,931	1,508,850
NextEra Energy Inc.	243,506	40,672,807
OGE Energy Corp.	110,914	3,905,282
Otter Tail Corp.	18,871	898,260
PG&E Corp.	260,778	11,098,712
Pinnacle West Capital Corp.	55,683	4,485,822
PNM Resources Inc.	41,106	1,599,023
Portland General Electric Co.	45,665	1,952,635
PPL Corp.	356,790	10,186,355
Southern Co. (The)	520,165	24,088,841
Spark Energy Inc., Class A(b)	8,236	80,301
Xcel Energy Inc.	254,875	11,642,690
		236,762,156
Electrical Equipment — 0.6%
Acuity Brands Inc.	22,686	2,628,627
Allied Motion Technologies Inc.	3,968	189,988
American Electric Technologies Inc.(a)(b)	4,678	5,847
American Superconductor Corp.(a)(b)	5,325	37,275
AMETEK Inc.	120,959	8,728,401
Atkore International Group Inc.(a)	14,443	299,981
AZZ Inc.	13,555	588,965
Babcock & Wilcox Enterprises Inc.(a)(b)	101,483	241,529
Broadwind Energy Inc.(a)	9,140	21,570
Capstone Turbine Corp.(a)	9,045	12,934
Eaton Corp. PLC	225,635	16,863,960
Emerson Electric Co.	324,641	22,445,679
Encore Wire Corp.	9,846	467,193
Energous Corp.(a)(b)	12,123	179,784
Energy Focus Inc.(a)	4,544	8,634
EnerSys	22,577	1,685,147
Enphase Energy Inc.(a)(b)	40,048	269,523
Ensync Inc.(a)(b)	28,643	10,475
Espey Manufacturing & Electronics Corp.	612	16,421
FuelCell Energy Inc.(a)(b)	14,537	19,189
Generac Holdings Inc.(a)	32,670	1,690,019
Hubbell Inc.	27,144	2,870,207
Ideal Power Inc.(a)(b)	4,340	4,600
LSI Industries Inc.	13,230	70,648
nVent Electric PLC(a)	89,052	2,235,205
Ocean Power Technologies Inc.(a)(b)	295	251
Orion Energy Systems Inc.(a)(b)	14,163	15,579

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Pioneer Power Solutions Inc.(a)	3,844	$ 19,797
Plug Power Inc.(a)(b)	88,504	178,778
Powell Industries Inc.	4,561	158,860
Preformed Line Products Co.	650	57,707
Real Goods Solar Inc., Class A(a)	3	2
Regal Beloit Corp.	22,991	1,880,664
Revolution Lighting Technologies Inc.(a)	8,479	34,170
Rockwell Automation Inc.	65,035	10,810,768
Sensata Technologies Holding PLC(a)	84,492	4,020,129
Servotronics Inc.	113	1,035
Sunrun Inc.(a)	58,239	765,843
Sunworks Inc.(a)(b)	8,646	9,683
Thermon Group Holdings Inc.(a)	14,787	338,179
Ultralife Corp.(a)(b)	4,842	46,483
Vicor Corp.(a)	8,689	378,406
Vivint Solar Inc.(a)(b)	9,509	47,070
		80,355,205
Electronic Equipment, Instruments & Components — 0.8%
ADDvantage Technologies Group Inc.(a)	3,823	5,008
Amphenol Corp., Class A	157,554	13,730,831
Anixter International Inc.(a)	14,129	894,366
Applied DNA Sciences Inc.(a)(b)	9,916	12,494
Arrow Electronics Inc.(a)	46,155	3,474,548
Avnet Inc.	58,351	2,502,674
AVX Corp.	23,259	364,469
Badger Meter Inc.	14,099	630,225
Bel Fuse Inc., Class A	246	5,264
Bel Fuse Inc., Class B, NVS	4,621	96,579
Belden Inc.	22,408	1,369,577
Benchmark Electronics Inc.	23,967	698,638
CDW Corp./DE	79,113	6,391,539
ClearSign Combustion Corp.(a)	2,687	5,374
Cognex Corp.	89,466	3,991,078
Coherent Inc.(a)	13,000	2,033,460
Control4 Corp.(a)	9,160	222,680
Corning Inc.	464,210	12,770,417
CPS Technologies Corp.(a)	4,421	7,162
CTS Corp.	14,800	532,800
CUI Global Inc.(a)	9,607	28,533
Daktronics Inc.	18,782	159,835
Data I/O Corp.(a)	4,337	27,540
Digital Ally Inc.(a)	889	2,089
Dolby Laboratories Inc., Class A	28,936	1,785,062
Dynasil Corp. of America(a)	8,425	12,048
Echelon Corp.(a)	759	6,254
Electro Scientific Industries Inc.(a)	13,843	218,304
Electro-Sensors Inc.(a)	222	895
eMagin Corp.(a)(b)	10,099	18,178
ePlus Inc.(a)	6,103	574,292
Fabrinet(a)(b)	18,572	685,121
FARO Technologies Inc.(a)	9,118	495,563
Fitbit Inc., Class A(a)(b)	109,780	716,863
FLIR Systems Inc.	69,332	3,603,184
Frequency Electronics Inc.(a)(b)	4,337	34,956
ID Systems Inc.(a)(b)	5,332	33,005
Identiv Inc.(a)	5,496	21,270
IEC Electronics Corp.(a)(b)	4,844	28,241
II-VI Inc.(a)	27,070	1,176,192
Image Sensing Systems Inc.(a)	3,968	16,467
Insight Enterprises Inc.(a)	18,511	905,743
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Intellicheck Inc.(a)(b)	4,489	$ 10,325
IPG Photonics Corp.(a)	19,632	4,331,408
Iteris Inc.(a)(b)	13,700	66,308
Itron Inc.(a)	14,778	887,419
Jabil Inc.	96,937	2,681,278
KEMET Corp.(a)	23,004	555,547
Key Tronic Corp.(a)(b)	4,778	36,217
Keysight Technologies Inc.(a)	101,710	6,003,941
Kimball Electronics Inc.(a)	9,978	182,597
Knowles Corp.(a)(b)	42,571	651,336
LGL Group Inc. (The)(a)	449	2,321
LightPath Technologies Inc., Class A(a)(b)	5,446	12,526
Littelfuse Inc.	12,245	2,794,064
LRAD Corp.(a)	14,802	38,929
Luna Innovations Inc.(a)	17,937	53,452
Maxwell Technologies Inc.(a)	14,745	76,674
Mesa Laboratories Inc.(b)	704	148,600
Methode Electronics Inc.	18,686	753,046
MicroVision Inc.(a)(b)	23,930	26,802
MTS Systems Corp.	8,996	473,639
Napco Security Technologies Inc.(a)(b)	5,469	80,121
National Instruments Corp.	50,810	2,133,004
Neonode Inc.(a)(b)	19,403	7,342
Netlist Inc.(a)(b)	22,456	3,961
Novanta Inc.(a)	14,636	911,823
OSI Systems Inc.(a)	9,216	712,673
PAR Technology Corp.(a)(b)	4,912	86,844
Park Electrochemical Corp.	9,518	220,723
PC Connection Inc.	14,568	483,658
PCM Inc.(a)(b)	4,429	67,099
Perceptron Inc.(a)(b)	4,692	49,501
Plexus Corp.(a)	17,725	1,055,347
Radisys Corp.(a)(b)	17,824	12,461
Research Frontiers Inc.(a)	9,403	7,748
RF Industries Ltd.	4,344	31,494
Richardson Electronics Ltd./U.S.	5,315	51,768
Rogers Corp.(a)	9,169	1,021,977
Sanmina Corp.(a)	40,581	1,189,023
ScanSource Inc.(a)	13,744	553,883
Schmitt Industries Inc.(a)	498	1,215
SigmaTron International Inc.(a)	3,808	26,732
Superconductor Technologies Inc.(a)(b)	303	279
SYNNEX Corp.	14,125	1,363,204
Taitron Components Inc., Class A	800	1,352
TE Connectivity Ltd.	182,003	16,391,190
Tech Data Corp.(a)	18,476	1,517,249
Trimble Inc.(a)	140,829	4,624,824
TTM Technologies Inc.(a)(b)	49,994	881,394
Universal Security Instruments Inc.(a)	622	715
VeriFone Systems Inc.(a)	57,191	1,305,099
Vicon Industries Inc.(a)(b)	3,919	1,180
Vishay Intertechnology Inc.	65,763	1,525,702
Vishay Precision Group Inc.(a)	5,386	205,476
Wayside Technology Group Inc.	830	11,662
Wireless Telecom Group Inc.(a)	9,065	19,943
Zebra Technologies Corp., Class A(a)	27,136	3,887,232
		120,520,145
Energy Equipment & Services — 0.9%
Apergy Corp.(a)	41,430	1,729,703
Archrock Inc.	36,846	442,152

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
Aspen Aerogels Inc.(a)	9,012	$ 44,159
Baker Hughes a GE Co.	210,301	6,946,242
Bristow Group Inc.	13,510	190,626
C&J Energy Services Inc.(a)	44,870	1,058,932
Cactus Inc., Class A(a)	10,643	359,627
CARBO Ceramics Inc.(a)(b)	9,900	90,783
Core Laboratories NV(b)	22,798	2,877,336
Covia Holdings Corp.(a)(b)	14,944	277,361
Dawson Geophysical Co.(a)	24,593	194,285
Diamond Offshore Drilling Inc.(a)(b)	57,501	1,199,471
Dril-Quip Inc.(a)(b)	28,760	1,478,264
Eco Stim Energy Solutions Inc(a)(b)	5,518	3,587
ENGlobal Corp.(a)	8,608	11,104
Ensco PLC, Class A	223,267	1,620,918
Enservco Corp.(a)(b)	13,310	15,440
Era Group Inc.(a)	9,346	121,031
Exterran Corp.(a)	26,304	658,652
Forum Energy Technologies Inc.(a)(b)	58,723	725,229
Frank's International NV	143,567	1,119,823
Geospace Technologies Corp.(a)	8,439	118,652
Gulf Island Fabrication Inc.	5,530	49,770
Halliburton Co.	442,236	19,927,154
Helix Energy Solutions Group Inc.(a)	130,612	1,087,998
Helmerich & Payne Inc.	54,185	3,454,836
Hornbeck Offshore Services Inc.(a)	12,997	51,468
Independence Contract Drilling Inc.(a)(b)	13,524	55,719
ION Geophysical Corp.(a)	4,603	111,853
Keane Group Inc.(a)	27,470	375,515
Matrix Service Co.(a)	13,734	252,019
McDermott International Inc.(a)	84,711	1,664,571
Mitcham Industries Inc.(a)(b)	5,299	21,302
Nabors Industries Ltd.	199,838	1,280,962
National Oilwell Varco Inc.(b)	197,448	8,569,243
Natural Gas Services Group Inc.(a)(b)	17	401
Newpark Resources Inc.(a)(b)	45,600	494,760
Noble Corp. PLC(a)(b)	184,346	1,166,910
Oceaneering International Inc.(b)	55,781	1,420,184
Oil States International Inc.(a)(b)	44,820	1,438,722
Parker Drilling Co.(a)(b)	116,090	44,114
Patterson-UTI Energy Inc.	107,294	1,931,292
PHI Inc., NVS(a)(b)	4,036	41,046
PHI Inc.(a)(b)	147	1,530
Pioneer Energy Services Corp.(a)	96,121	562,308
Profire Energy Inc.(a)	14,585	49,297
ProPetro Holding Corp.(a)	28,409	445,453
RigNet Inc.(a)	5,404	55,661
Rowan Companies PLC, Class A(a)	70,219	1,138,952
RPC Inc.(b)	39,964	582,275
SAExploration Holdings Inc.(a)	15	24
Schlumberger Ltd.	696,157	46,663,404
SEACOR Holdings Inc.(a)	9,859	564,625
SEACOR Marine Holdings Inc.(a)	23,614	545,247
Superior Drilling Products Inc.(a)(b)	4,485	8,701
Superior Energy Services Inc.(a)(b)	112,396	1,094,737
Synthesis Energy Systems Inc.(a)(b)	4,625	15,170
TechnipFMC PLC	204,366	6,486,577
TETRA Technologies Inc.(a)	46,017	204,776
Transocean Ltd.(a)(b)	236,769	3,182,175
U.S. Silica Holdings Inc.	36,945	949,117
Unit Corp.(a)	41,889	1,070,683
Security	Shares	Value
Energy Equipment & Services (continued)
Weatherford International PLC(a)(b)	502,118	$ 1,651,968
		129,995,896
Equity Real Estate Investment Trusts (REITs) — 3.7%
Acadia Realty Trust	30,698	840,204
ACRE Realty Investors Inc.(a)(d)	2,715	2,253
Agree Realty Corp.(b)	28,443	1,500,937
Alexander & Baldwin Inc.	32,320	759,520
Alexander's Inc.	1,096	419,363
Alexandria Real Estate Equities Inc.	51,314	6,474,287
American Assets Trust Inc.	28,046	1,073,881
American Campus Communities Inc.	70,099	3,005,845
American Homes 4 Rent, Class A	117,425	2,604,487
American Tower Corp.(b)	226,244	32,617,598
Americold Realty Trust	29,056	639,813
Apartment Investment & Management Co., Class A	79,019	3,342,504
Apple Hospitality REIT Inc.	106,708	1,907,939
Armada Hoffler Properties Inc.	17,883	266,457
Ashford Hospitality Trust Inc.	40,563	328,560
AvalonBay Communities Inc.	69,136	11,883,787
Bluerock Residential Growth REIT Inc.(b)	9,263	82,626
Boston Properties Inc.	80,768	10,129,923
Braemar Hotels & Resorts Inc.	9,607	109,712
Brandywine Realty Trust	88,081	1,486,807
Brixmor Property Group Inc.	154,791	2,698,007
BRT Apartments Corp.	4,575	58,331
Camden Property Trust	47,918	4,366,767
CareTrust REIT Inc.	26,625	444,371
CatchMark Timber Trust Inc., Class A	18,758	238,789
CBL & Associates Properties Inc.(b)	58,776	327,382
Cedar Realty Trust Inc.	31,263	147,561
Chatham Lodging Trust	13,292	282,056
Chesapeake Lodging Trust	27,504	870,227
CIM Commercial Trust Corp.(b)	4,244	64,084
City Office REIT Inc.	9,985	128,108
Colony Capital Inc.(b)	285,876	1,783,866
Columbia Property Trust Inc.	77,452	1,758,935
Community Healthcare Trust Inc.	5,267	157,325
CoreCivic Inc.	69,082	1,650,369
CorEnergy Infrastructure Trust Inc.(b)	5,254	197,550
CorePoint Lodging Inc.(a)(b)	21,088	546,179
CoreSite Realty Corp.	17,895	1,983,124
Corporate Office Properties Trust(b)	47,120	1,366,009
Cousins Properties Inc.	251,203	2,434,157
Crown Castle International Corp.	215,548	23,240,385
CubeSmart	98,099	3,160,750
CyrusOne Inc.	46,450	2,710,822
DCT Industrial Trust Inc.	46,103	3,076,453
DDR Corp.	95,833	1,715,411
DiamondRock Hospitality Co.	91,869	1,128,151
Digital Realty Trust Inc.(b)	106,917	11,929,799
Douglas Emmett Inc.	78,096	3,137,897
Duke Realty Corp.	182,579	5,300,268
Easterly Government Properties Inc.	46,197	912,853
EastGroup Properties Inc.(b)	20,346	1,944,264
Education Realty Trust Inc.	36,813	1,527,740
Empire State Realty Trust Inc., Class A	60,422	1,033,216
EPR Properties	36,556	2,368,463
Equinix Inc.	41,017	17,632,798
Equity Commonwealth(a)	61,170	1,926,855
Equity LifeStyle Properties Inc.	44,670	4,105,173

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Equity Residential	184,733	$ 11,765,645
Essex Property Trust Inc.(b)	32,821	7,846,517
Extra Space Storage Inc.(b)	65,878	6,575,283
Farmland Partners Inc.(b)	9,027	79,438
Federal Realty Investment Trust	37,782	4,781,312
First Industrial Realty Trust Inc.	59,439	1,981,696
Forest City Realty Trust Inc., Class A	135,531	3,091,462
Four Corners Property Trust Inc.	32,703	805,475
Franklin Street Properties Corp.	46,616	399,033
Front Yard Residential Corp.	27,731	288,957
Gaming and Leisure Properties Inc.	97,423	3,487,743
GEO Group Inc. (The)	69,028	1,901,031
Getty Realty Corp.	13,665	384,943
GGP Inc.	316,009	6,456,064
Gladstone Commercial Corp.	9,985	191,912
Gladstone Land Corp.(b)	4,388	55,596
Global Net Lease Inc.(b)	27,765	567,239
Global Self Storage Inc.	4,306	17,870
Government Properties Income Trust(b)	5,487	86,969
Gramercy Property Trust	79,006	2,158,444
HCP Inc.	240,888	6,219,728
Healthcare Realty Trust Inc.	64,713	1,881,854
Healthcare Trust of America Inc., Class A(b)	102,109	2,752,859
Hersha Hospitality Trust	21,852	468,725
Highwoods Properties Inc.	55,280	2,804,354
Hospitality Properties Trust	84,236	2,409,992
Host Hotels & Resorts Inc.	375,106	7,903,483
Hudson Pacific Properties Inc.	77,726	2,753,832
Independence Realty Trust Inc.	12,682	130,751
InfraREIT Inc.(a)	26,810	594,378
Investors Real Estate Trust	98,028	542,095
Invitation Homes Inc.	143,363	3,305,951
Iron Mountain Inc.(b)	143,177	5,012,627
iStar Inc.(a)(b)	37,870	408,617
JBG SMITH Properties	43,353	1,581,084
Jernigan Capital Inc.	3,957	75,420
Kilroy Realty Corp.	46,677	3,530,648
Kimco Realty Corp.	214,941	3,651,848
Kite Realty Group Trust	25,844	441,416
Lamar Advertising Co., Class A	41,981	2,867,722
LaSalle Hotel Properties(b)	56,231	1,924,787
Lexington Realty Trust	106,467	929,457
Liberty Property Trust	74,373	3,296,955
Life Storage Inc.	26,994	2,626,786
LTC Properties Inc.	19,036	813,599
Macerich Co. (The)	63,862	3,629,278
Mack-Cali Realty Corp.	46,332	939,613
Medical Properties Trust Inc.	218,985	3,074,549
Mid-America Apartment Communities Inc.	59,896	6,029,730
Monmouth Real Estate Investment Corp.	59,103	976,973
National Health Investors Inc.	22,462	1,655,000
National Retail Properties Inc.	79,910	3,512,844
National Storage Affiliates Trust	27,857	858,553
New Senior Investment Group Inc.(b)	31,345	237,282
NexPoint Residential Trust Inc.(b)	9,916	282,110
NorthStar Realty Europe Corp.(b)	31,883	461,985
Omega Healthcare Investors Inc.(b)	107,677	3,337,987
One Liberty Properties Inc.	8,403	221,923
Outfront Media Inc.	69,626	1,354,226
Paramount Group Inc.	98,124	1,511,110
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Park Hotels & Resorts Inc.(b)	95,548	$ 2,926,635
Pebblebrook Hotel Trust(b)	36,825	1,428,810
Pennsylvania REIT(b)	26,322	289,279
Physicians Realty Trust	82,396	1,313,392
Piedmont Office Realty Trust Inc., Class A	73,983	1,474,481
PotlatchDeltic Corp.	31,144	1,583,672
Power REIT(a)	239	1,460
Preferred Apartment Communities Inc., Class A	10,120	171,939
Prologis Inc.	270,590	17,775,057
PS Business Parks Inc.	10,063	1,293,096
Public Storage	77,907	17,673,982
QTS Realty Trust Inc., Class A	27,006	1,066,737
Quality Care Properties Inc.(a)	45,624	981,372
Ramco-Gershenson Properties Trust(b)	31,977	422,416
Rayonier Inc.	60,542	2,342,370
Realty Income Corp.	140,140	7,538,131
Regency Centers Corp.	82,036	5,092,795
Retail Opportunity Investments Corp.(b)	80,323	1,538,989
Retail Properties of America Inc., Class A	119,827	1,531,389
Rexford Industrial Realty Inc.	65,923	2,069,323
RLJ Lodging Trust	87,685	1,933,454
Ryman Hospitality Properties Inc.	27,320	2,271,658
Sabra Health Care REIT Inc.	100,984	2,194,382
Saul Centers Inc.	5,280	282,902
SBA Communications Corp.(a)	61,712	10,189,885
Select Income REIT	49,911	1,121,500
Senior Housing Properties Trust	98,354	1,779,224
Seritage Growth Properties, Class A(b)	12,965	550,105
Simon Property Group Inc.	159,874	27,208,956
SL Green Realty Corp.(b)	50,514	5,078,172
Sotherly Hotels Inc.(b)	5,325	37,169
Spirit MTA REIT(a)	28,911	297,783
Spirit Realty Capital Inc.	289,715	2,326,412
STAG Industrial Inc.	47,276	1,287,326
STORE Capital Corp.	78,148	2,141,255
Summit Hotel Properties Inc.	36,743	525,792
Sun Communities Inc.	40,491	3,963,259
Sunstone Hotel Investors Inc.	110,533	1,837,059
Tanger Factory Outlet Centers Inc.(b)	46,769	1,098,604
Taubman Centers Inc.	33,860	1,989,614
Terreno Realty Corp.	47,627	1,794,109
Tier REIT Inc.	23,256	553,028
UDR Inc.	134,662	5,055,212
UMH Properties Inc.	13,188	202,436
Uniti Group Inc.(a)(b)	84,940	1,701,348
Universal Health Realty Income Trust	5,685	363,726
Urban Edge Properties	46,524	1,064,004
Urstadt Biddle Properties Inc., Class A	3,944	89,253
Ventas Inc.	182,144	10,373,101
VEREIT Inc.	537,803	4,001,254
VICI Properties Inc.	36,339	750,037
Vornado Realty Trust	87,822	6,491,802
Washington Prime Group Inc.(b)	123,208	999,217
Washington REIT	37,469	1,136,435
Weingarten Realty Investors	71,078	2,189,913
Welltower Inc.	185,562	11,632,882
Weyerhaeuser Co.	388,574	14,167,408
Wheeler Real Estate Investment Trust Inc.(b)	736	2,973
Whitestone REIT(b)	13,532	168,879
WP Carey Inc.	59,910	3,975,029

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Xenia Hotels & Resorts Inc.	55,330	$ 1,347,839
		532,455,479
Food & Staples Retailing — 1.3%
Andersons Inc. (The)	13,642	466,556
Casey's General Stores Inc.	17,627	1,852,245
Chefs' Warehouse Inc. (The)(a)(b)	9,313	265,421
Costco Wholesale Corp.	225,466	47,117,885
Ingles Markets Inc., Class A	10,413	331,133
Kroger Co. (The)	418,768	11,913,950
Natural Grocers by Vitamin Cottage Inc.(a)(b)	27,531	350,745
Performance Food Group Co.(a)	61,562	2,259,325
PriceSmart Inc.	18,870	1,707,735
Rite Aid Corp.(a)(b)	565,840	978,903
Smart & Final Stores Inc.(a)(b)	27,236	151,160
SpartanNash Co.	34,275	874,698
Sprouts Farmers Market Inc.(a)(b)	68,268	1,506,675
SUPERVALU Inc.(a)	22,075	452,979
Sysco Corp.	247,670	16,913,384
U.S. Foods Holding Corp.(a)	69,684	2,635,449
United Natural Foods Inc.(a)(b)	31,971	1,363,883
Village Super Market Inc., Class A	4,048	119,254
Walmart Inc.	735,522	62,997,459
Walgreens Boots Alliance Inc.	436,436	26,192,707
Weis Markets Inc.	19,420	1,035,863
		181,487,409
Food Products — 1.2%
Alico Inc.	649	20,573
Arcadia Biosciences Inc.(a)(b)	219	1,807
Archer-Daniels-Midland Co.	282,053	12,926,489
B&G Foods Inc.(b)	32,522	972,408
Bridgford Foods Corp.(a)(b)	641	8,718
Bunge Ltd.	69,978	4,878,166
Calavo Growers Inc.	8,471	814,487
Cal-Maine Foods Inc.(a)	14,588	668,860
Campbell Soup Co.	98,160	3,979,406
Coffee Holding Co. Inc.(a)	4,425	23,895
Conagra Brands Inc.	212,724	7,600,629
Darling Ingredients Inc.(a)	83,393	1,657,853
Dean Foods Co.	46,379	487,443
Farmer Bros. Co.(a)	13	397
Flowers Foods Inc.	92,644	1,929,775
Fresh Del Monte Produce Inc.	17,715	789,203
Freshpet Inc.(a)	9,187	252,183
General Mills Inc.	306,388	13,560,733
Hain Celestial Group Inc. (The)(a)	57,409	1,710,788
Hershey Co. (The)	73,135	6,805,943
Hormel Foods Corp.	134,818	5,016,578
Hostess Brands Inc.(a)(b)	50,503	686,841
Ingredion Inc.	36,911	4,086,048
J&J Snack Foods Corp.	12,005	1,830,402
JM Smucker Co. (The)	59,446	6,389,256
John B Sanfilippo & Son Inc.	4,521	336,588
Kellogg Co.	126,346	8,827,795
Kraft Heinz Co. (The)	311,493	19,567,990
Lamb Weston Holdings Inc.	73,559	5,039,527
Lancaster Colony Corp.	9,929	1,374,372
Landec Corp.(a)	13,789	205,456
Lifeway Foods Inc.(a)	3,835	19,290
Limoneira Co.	5,303	130,507
Security	Shares	Value
Food Products (continued)
McCormick & Co. Inc./MD, NVS	60,482	$ 7,021,355
Mondelez International Inc., Class A	764,483	31,343,803
Pilgrim's Pride Corp.(a)	23,265	468,325
Pinnacle Foods Inc.	60,206	3,917,002
Post Holdings Inc.(a)	32,328	2,780,855
RiceBran Technologies(a)(b)	4,510	9,742
Rocky Mountain Chocolate Factory Inc.	3,795	43,415
S&W Seed Co.(a)(b)	5,552	18,044
Sanderson Farms Inc.	9,529	1,001,974
Seaboard Corp.	76	301,168
Seneca Foods Corp., Class A(a)	3,928	106,056
Seneca Foods Corp., Class B(a)(b)	117	3,136
Tootsie Roll Industries Inc.(b)	9,639	297,363
TreeHouse Foods Inc.(a)(b)	27,959	1,468,127
Tyson Foods Inc., Class A	151,448	10,427,195
		171,807,966
Gas Utilities — 0.2%
Atmos Energy Corp.	54,537	4,915,965
Chesapeake Utilities Corp.	8,686	694,446
National Fuel Gas Co.	45,548	2,412,222
New Jersey Resources Corp.	42,204	1,888,629
Northwest Natural Gas Co.	26,078	1,663,776
ONE Gas Inc.	27,157	2,029,714
RGC Resources Inc.(b)	1,246	36,358
South Jersey Industries Inc.	38,019	1,272,496
Southwest Gas Holdings Inc.	23,390	1,783,955
Spire Inc.	23,720	1,675,818
UGI Corp.	87,593	4,560,968
WGL Holdings Inc.	24,005	2,130,444
		25,064,791
Health Care Equipment & Supplies — 3.0%
Abaxis Inc.	9,912	822,795
Abbott Laboratories	905,996	55,256,696
ABIOMED Inc.(a)	22,636	9,259,256
Accuray Inc.(a)	40,953	167,907
Aethlon Medical Inc.(a)(b)	4,049	5,183
Akers Biosciences Inc.(a)(b)	680	263
Align Technology Inc.(a)	37,695	12,896,967
Alliqua BioMedical Inc.(a)	1,090	2,235
Alphatec Holdings Inc.(a)	3,848	11,467
Amedica Corp.(a)(b)	365	345
AngioDynamics Inc.(a)	13,750	305,800
Anika Therapeutics Inc.(a)	8,459	270,688
Antares Pharma Inc.(a)(b)	73,697	190,138
Apollo Endosurgery Inc.(a)	72	503
Atossa Genetics Inc.(a)(b)	54	119
AtriCure Inc.(a)(b)	13,785	372,884
Atrion Corp.	646	387,212
Avanos Medical Inc.	23,391	1,339,135
Avinger Inc.(a)	82	137
AxoGen Inc.(a)	13,111	658,828
Baxter International Inc.	255,132	18,838,947
Becton Dickinson and Co.	138,226	33,113,421
Biolase Inc.(a)(b)	4,422	5,351
BioLife Solutions Inc.(a)(b)	4,717	53,821
Boston Scientific Corp.(a)	710,615	23,237,110
Bovie Medical Corp.(a)(b)	13,741	59,773
Cantel Medical Corp.	18,312	1,801,168
Cardiovascular Systems Inc.(a)	14,206	459,422

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
CAS Medical Systems Inc.(a)(b)	13,634	$ 26,586
Cerus Corp.(a)(b)	51,608	344,225
Cesca Therapeutics Inc.(a)	272	113
Chembio Diagnostics Inc.(a)(b)	4,524	50,216
CHF Solutions Inc.(a)	9	17
ConforMIS Inc.(a)	4,688	5,860
CONMED Corp.	13,569	993,251
Cooper Companies Inc. (The)	26,717	6,290,518
Corindus Vascular Robotics Inc.(a)(b)	42,027	34,702
CryoLife Inc.(a)	13,260	369,291
CryoPort Inc.(a)(b)	14,219	224,376
Cutera Inc.(a)	5,546	223,504
CytoSorbents Corp.(a)(b)	9,062	103,307
Danaher Corp.	314,663	31,050,945
Dare Bioscience Inc.(a)(b)	643	752
Daxor Corp.	131	872
DENTSPLY SIRONA Inc.	120,881	5,290,961
DexCom Inc.(a)(b)	44,492	4,225,850
Edwards Lifesciences Corp.(a)	107,048	15,582,977
Electromed Inc.(a)	3,795	20,569
Endologix Inc.(a)(b)	36,548	206,862
FONAR Corp.(a)	3,970	105,404
GenMark Diagnostics Inc.(a)	22,425	143,071
Glaukos Corp.(a)(b)	15,431	627,116
Globus Medical Inc., Class A(a)	36,799	1,856,878
Haemonetics Corp.(a)	28,403	2,547,181
Heska Corp.(a)	4,240	440,070
Hill-Rom Holdings Inc.	33,080	2,889,207
Hologic Inc.(a)(b)	143,716	5,712,711
ICU Medical Inc.(a)	10,134	2,975,849
IDEXX Laboratories Inc.(a)	46,468	10,127,236
Inogen Inc.(a)	9,430	1,757,092
InspireMD Inc.(a)	2	1
Insulet Corp.(a)	28,247	2,420,768
Integer Holdings Corp.(a)	13,646	882,214
Integra LifeSciences Holdings Corp.(a)(b)	36,228	2,333,445
IntriCon Corp.(a)(b)	3,973	160,112
Intuitive Surgical Inc.(a)	58,575	28,026,966
Invacare Corp.(b)	14,150	263,190
InVivo Therapeutics Holdings Corp.(a)	509	865
Invuity Inc.(a)	832	3,245
iRadimed Corp.(a)(b)	3,741	77,626
iRhythm Technologies Inc.(a)(b)	10,821	877,908
IRIDEX Corp.(a)	4,436	30,076
K2M Group Holdings Inc.(a)(b)	13,161	296,122
Kewaunee Scientific Corp.	262	9,419
Lantheus Holdings Inc.(a)	14,692	213,769
LeMaitre Vascular Inc.	5,380	180,122
LivaNova PLC(a)	22,589	2,254,834
Masimo Corp.(a)	22,710	2,217,631
Medtronic PLC	697,834	59,741,569
Meridian Bioscience Inc.	19,420	308,778
Merit Medical Systems Inc.(a)	22,548	1,154,458
Microbot Medical Inc.(a)	263	195
Milestone Scientific Inc.(a)(b)	5,346	4,223
Misonix Inc.(a)(b)	3,932	48,757
Natus Medical Inc.(a)	17,666	609,477
Neogen Corp.(a)	32,102	2,574,259
NeuroMetrix Inc.(a)	108	141
Nevro Corp.(a)(b)	13,373	1,067,834
Security	Shares	Value
Health Care Equipment & Supplies (continued)
NuVasive Inc.(a)	23,205	$ 1,209,445
Nuvectra Corp.(a)(b)	4,460	91,564
NxStage Medical Inc.(a)	28,640	799,056
OraSure Technologies Inc.(a)	27,897	459,464
Orthofix International NV(a)	9,291	527,915
Penumbra Inc.(a)(b)	16,430	2,269,804
Precision Therapeutics Inc.(a)	57	64
Presbia PLC(a)	1,019	2,211
Pro-Dex Inc.(a)	613	4,107
Quidel Corp.(a)(b)	14,053	934,524
ReShape Lifesciences Inc.(a)	2	5
ResMed Inc.	74,607	7,727,793
Retractable Technologies Inc.(a)	5,399	3,976
Rockwell Medical Inc.(a)(b)	31,953	157,528
RTI Surgical Inc.(a)	28,591	131,519
SeaSpine Holdings Corp.(a)(b)	4,595	57,989
Second Sight Medical Products Inc.(a)	8,634	14,332
Senseonics Holdings Inc.(a)(b)	8,391	34,487
Sientra Inc.(a)	4,739	92,458
Sorrento Tech Inc., NVS(a)(d)	126	82
STAAR Surgical Co.(a)(b)	14,018	434,558
STERIS PLC	46,602	4,893,676
Strata Skin Sciences Inc.(a)	1,191	2,442
Stryker Corp.	166,021	28,034,306
Surmodics Inc.(a)	5,434	299,957
Tactile Systems Technology Inc.(a)	8,944	465,088
Tandem Diabetes Care Inc.(a)	31,303	689,292
Teleflex Inc.	22,708	6,090,513
TransEnterix Inc.(a)(b)	31,664	138,055
Utah Medical Products Inc.	754	83,053
Varex Imaging Corp.(a)	19,359	718,025
Varian Medical Systems Inc.(a)	48,957	5,567,390
Vermillion Inc.(a)(b)	13,227	10,324
ViewRay Inc.(a)(b)	22,083	152,814
VolitionRx Ltd.(a)	5,338	10,676
West Pharmaceutical Services Inc.	36,876	3,661,418
Wright Medical Group NV(a)(b)	51,344	1,332,890
Xtant Medical Holdings Inc.(a)(b)	120	666
Zimmer Biomet Holdings Inc.	103,793	11,566,692
Zosano Pharma Corp.(a)	202	824
		438,174,126
Health Care Providers & Services — 2.9%
AAC Holdings Inc.(a)(b)	4,480	41,978
Acadia Healthcare Co. Inc.(a)(b)	45,595	1,865,291
Aceto Corp.	14,113	47,278
Addus HomeCare Corp.(a)	4,002	229,114
Aetna Inc.	167,777	30,787,079
Amedisys Inc.(a)	13,941	1,191,398
American Renal Associates Holdings Inc.(a)(b)	4,470	70,492
American Shared Hospital Services(a)	709	1,950
AmerisourceBergen Corp.	83,390	7,110,665
AMN Healthcare Services Inc.(a)	23,548	1,379,913
Anthem Inc.	130,284	31,011,500
BioScrip Inc.(a)(b)	24,704	72,383
BioTelemetry Inc.(a)	13,873	624,285
Brookdale Senior Living Inc.(a)(b)	114,779	1,043,341
Capital Senior Living Corp.(a)(b)	13,897	148,281
Cardinal Health Inc.	157,271	7,679,543
Centene Corp.(a)	103,087	12,701,349
Chemed Corp.	8,944	2,878,269

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Cigna Corp.	125,337	$ 21,301,023
Civitas Solutions Inc.(a)	9,176	150,486
Community Health Systems Inc.(a)(b)	55,646	184,745
CorVel Corp.(a)	4,769	257,526
Cross Country Healthcare Inc.(a)	17,660	198,675
CVS Health Corp.	519,507	33,430,275
DaVita Inc.(a)	75,733	5,258,899
Digirad Corp.	9,555	14,810
Diplomat Pharmacy Inc.(a)(b)	30,610	782,392
Diversicare Healthcare Services Inc.	3,761	25,575
Encompass Health Corp.	52,305	3,542,095
Ensign Group Inc. (The)(b)	23,358	836,684
Envision Healthcare Corp.(a)(b)	62,023	2,729,632
Express Scripts Holding Co.(a)	289,199	22,329,055
Five Star Senior Living Inc.(a)	2,456	3,684
Genesis Healthcare Inc.(a)(b)	13,261	30,368
HCA Healthcare Inc.	144,397	14,815,132
HealthEquity Inc.(a)	23,538	1,767,704
Henry Schein Inc.(a)	79,965	5,808,658
Humana Inc.	70,628	21,021,012
InfuSystem Holdings Inc.(a)(b)	9,156	32,504
Interpace Diagnostics Group Inc.(a)(b)	271	241
Joint Corp. (The)(a)	4,412	36,090
Kindred Healthcare Inc.(a)	55,649	500,841
Laboratory Corp. of America Holdings(a)	55,002	9,874,509
LHC Group Inc.(a)	13,646	1,167,961
LifePoint Health Inc.(a)	27,637	1,348,686
Magellan Health Inc.(a)	13,321	1,278,150
McKesson Corp.	105,491	14,072,499
MEDNAX Inc.(a)(b)	48,221	2,087,005
Molina Healthcare Inc.(a)	22,310	2,185,041
National HealthCare Corp.	5,043	354,926
National Research Corp.	4,789	179,109
Owens & Minor Inc.	37,909	633,459
Patterson Companies Inc.	47,172	1,069,389
Premier Inc., Class A(a)(b)	23,150	842,197
Providence Service Corp. (The)(a)	5,356	420,714
Psychemedics Corp.	3,819	73,478
Quest Diagnostics Inc.	71,452	7,855,433
Quorum Health Corp.(a)(b)	14,287	71,435
RadNet Inc.(a)	14,794	221,910
Regional Health Properties Inc.(a)(b)	9,179	2,148
Select Medical Holdings Corp.(a)	74,111	1,345,115
Sharps Compliance Corp.(a)(b)	5,256	19,395
Surgery Partners Inc.(a)	17,765	264,698
Tenet Healthcare Corp.(a)	38,761	1,301,207
Tivity Health Inc.(a)	26,035	916,432
Triple-S Management Corp., Class B(a)	13,061	510,163
U.S. Physical Therapy Inc.	5,332	511,872
UnitedHealth Group Inc.	497,965	122,170,733
Universal Health Services Inc., Class B	41,560	4,631,446
WellCare Health Plans Inc.(a)	21,636	5,327,649
		414,678,974
Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)	92,955	1,115,460
athenahealth Inc.(a)	21,777	3,465,592
Castlight Health Inc., Class B(a)(b)	19,428	82,569
Cerner Corp.(a)	160,699	9,608,193
Computer Programs & Systems Inc.	4,801	157,953
Cotiviti Holdings Inc.(a)	19,515	861,197
Security	Shares	Value
Health Care Technology (continued)
Evolent Health Inc., Class A(a)	31,594	$ 665,054
HealthStream Inc.	13,126	358,471
HMS Holdings Corp.(a)	41,978	907,565
HTG Molecular Diagnostics Inc.(a)	3,812	12,427
Icad Inc.(a)(b)	5,486	16,732
Inovalon Holdings Inc., Class A(a)(b)	32,907	326,602
Medidata Solutions Inc.(a)	28,059	2,260,433
Micron Solutions Inc.(a)	620	2,126
Omnicell Inc.(a)	18,285	959,048
Quality Systems Inc.(a)	22,582	440,349
Simulations Plus Inc.	4,784	106,444
Streamline Health Solutions Inc.(a)	10,187	14,975
Tabula Rasa HealthCare Inc.(a)	8,163	521,044
Teladoc Inc.(a)	24,194	1,404,462
Veeva Systems Inc., Class A(a)	58,669	4,509,299
Vocera Communications Inc.(a)(b)	13,107	391,768
		28,187,763
Hotels, Restaurants & Leisure — 2.0%
Aramark	120,854	4,483,683
Ark Restaurants Corp.	295	7,511
Belmond Ltd., Class A(a)	42,557	474,511
Biglari Holdings Inc., Class A(a)(b)	19	18,050
Biglari Holdings Inc., Class B, NVS(a)	199	36,515
BJ's Restaurants Inc.	13,114	786,840
Bloomin' Brands Inc.	59,490	1,195,749
Bojangles' Inc.(a)(b)	4,437	63,893
Bowl America Inc., Class A	686	10,355
Boyd Gaming Corp.	40,184	1,392,777
Brinker International Inc.	27,942	1,330,039
Caesars Entertainment Corp.(a)(b)	72,880	779,816
Canterbury Park Holding Corp.	598	9,239
Carnival Corp.	207,386	11,885,292
Carrols Restaurant Group Inc.(a)	17,792	264,211
Century Casinos Inc.(a)	9,924	86,835
Chanticleer Holdings Inc.(a)(b)	1,017	3,143
Cheesecake Factory Inc. (The)	22,972	1,264,838
Chipotle Mexican Grill Inc.(a)(b)	13,038	5,624,202
Choice Hotels International Inc.	18,262	1,380,607
Churchill Downs Inc.	4,847	1,437,135
Chuy's Holdings Inc.(a)	8,999	276,269
Cracker Barrel Old Country Store Inc.(b)	13,932	2,176,318
Darden Restaurants Inc.	64,735	6,930,529
Dave & Buster's Entertainment Inc.(a)	17,377	827,145
Del Frisco's Restaurant Group Inc.(a)	13,049	164,417
Del Taco Restaurants Inc.(a)	13,674	193,897
Denny's Corp.(a)(b)	40,997	653,082
Dine Brands Global Inc.	9,009	673,873
Diversified Restaurant Holdings Inc.(a)	5,484	6,855
Domino's Pizza Inc.	22,638	6,387,764
Dover Downs Gaming & Entertainment Inc.(a)(b)	8,994	16,009
Dover Motorsports Inc.	9,034	20,327
Drive Shack Inc.(a)	24,416	188,492
Dunkin' Brands Group Inc.	46,225	3,192,761
El Pollo Loco Holdings Inc.(a)	9,600	109,440
Eldorado Resorts Inc.(a)	38,065	1,488,341
Empire Resorts Inc.(a)(b)	635	12,573
Extended Stay America Inc.	101,503	2,193,480
Famous Dave's of America Inc.(a)	4,765	32,164
Fiesta Restaurant Group Inc.(a)	18,093	519,269
Flanigan's Enterprises Inc.	198	5,455

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Full House Resorts Inc.(a)(b)	4,630	$ 15,418
Gaming Partners International Corp.	825	7,062
Golden Entertainment Inc.(a)	4,572	123,398
Good Times Restaurants Inc.(a)(b)	5,261	19,729
Habit Restaurants Inc. (The), Class A(a)	5,256	52,560
Hilton Grand Vacations Inc.(a)	52,186	1,810,854
Hilton Worldwide Holdings Inc.	142,843	11,307,452
Hyatt Hotels Corp., Class A	22,083	1,703,703
ILG Inc.	55,815	1,843,569
International Speedway Corp., Class A	6,757	302,038
J Alexander's Holdings Inc.(a)	8,526	95,065
Jack in the Box Inc.	17,675	1,504,496
Jamba Inc.(a)	9,007	95,925
Kona Grill Inc.(a)(b)	4,786	11,247
Las Vegas Sands Corp.	190,673	14,559,790
Lindblad Expeditions Holdings Inc.(a)	9,209	122,019
Luby's Inc.(a)	9,896	25,631
Marriott International Inc./MD, Class A	157,711	19,966,213
Marriott Vacations Worldwide Corp.	13,321	1,504,740
McDonald's Corp.	397,542	62,290,856
MGM Resorts International	263,647	7,653,672
Monarch Casino & Resort Inc.(a)	4,836	213,026
Nathan's Famous Inc.	709	66,717
Nevada Gold & Casinos Inc.(a)	8,417	16,834
Noodles & Co.(a)(b)	9,586	117,908
Norwegian Cruise Line Holdings Ltd.(a)	106,573	5,035,574
ONE Group Hospitality Inc. (The)(a)	8,581	20,852
Papa John's International Inc.	14,010	710,587
Papa Murphy's Holdings Inc.(a)	19,104	106,027
Peak Resorts Inc.	5,272	26,360
Penn National Gaming Inc.(a)	23,225	780,128
Pinnacle Entertainment Inc.(a)	31,877	1,075,211
Planet Fitness Inc., Class A(a)	46,846	2,058,413
Potbelly Corp.(a)(b)	13,134	170,085
Rave Restaurant Group Inc.(a)(b)	3,285	4,698
RCI Hospitality Holdings Inc.	4,770	150,971
Red Lion Hotels Corp.(a)(b)	9,511	110,803
Red Robin Gourmet Burgers Inc.(a)	5,530	257,698
Red Rock Resorts Inc., Class A	34,268	1,147,978
Royal Caribbean Cruises Ltd.	87,676	9,083,234
Ruth's Hospitality Group Inc.	17,934	503,049
Scientific Games Corp./DE, Class A(a)	25,135	1,235,385
SeaWorld Entertainment Inc.(a)	32,686	713,209
Shake Shack Inc., Class A(a)	12,892	853,193
Six Flags Entertainment Corp.	44,711	3,132,006
Sonic Corp.	23,852	820,986
Speedway Motorsports Inc.	4,942	85,793
Starbucks Corp.	704,617	34,420,540
Texas Roadhouse Inc.	32,126	2,104,574
Town Sports International Holdings Inc.(a)	13,804	200,848
Vail Resorts Inc.	20,204	5,539,735
Wendy's Co. (The)	107,089	1,839,789
Wingstop Inc.	19,057	993,251
Wyndham Destinations Inc.	54,897	2,430,290
Wyndham Hotels & Resorts Inc.	55,773	3,281,126
Wynn Resorts Ltd.	44,330	7,418,182
Yum! Brands Inc.	161,973	12,669,528
Zoe's Kitchen Inc.(a)(b)	22,772	222,255
		283,235,981
Security	Shares	Value
Household Durables — 0.5%
AV Homes Inc.(a)(b)	4,885	$ 104,539
Bassett Furniture Industries Inc.	10,101	278,283
Beazer Homes USA Inc.(a)(b)	13,670	201,633
Cavco Industries Inc.(a)	4,486	931,518
Century Communities Inc.(a)	9,175	289,471
Comstock Holding Companies Inc.(a)(b)	285	747
CSS Industries Inc.	4,556	76,996
CTI Industries Corp.(a)	230	980
Dixie Group Inc. (The)(a)	8,476	19,495
DR Horton Inc.	172,875	7,087,875
Emerson Radio Corp.(a)	9,370	13,680
Ethan Allen Interiors Inc.	13,668	334,866
Flexsteel Industries Inc.	13	519
Garmin Ltd.	58,521	3,569,781
GoPro Inc., Class A(a)(b)	50,481	325,098
Green Brick Partners Inc.(a)(b)	13,751	134,760
Hamilton Beach Brands Holding Co., Class A	28	813
Helen of Troy Ltd.(a)	13,909	1,369,341
Hooker Furniture Corp.	5,348	250,821
Hovnanian Enterprises Inc., Class A(a)	61,208	99,769
Installed Building Products Inc.(a)	11,986	677,808
iRobot Corp.(a)(b)	14,047	1,064,341
KB Home	42,092	1,146,586
La-Z-Boy Inc.	23,922	732,013
Leggett & Platt Inc.	65,860	2,939,991
Lennar Corp., Class A	138,813	7,287,683
Lennar Corp., Class B	7,293	311,338
LGI Homes Inc.(a)(b)	8,711	502,886
Libbey Inc.(b)	9,956	80,942
Lifetime Brands Inc.	4,942	62,516
Live Ventures Inc.(a)	631	7,938
M/I Homes Inc.(a)	13,167	348,662
MDC Holdings Inc.	23,686	728,818
Meritage Homes Corp.(a)	18,474	811,932
Mohawk Industries Inc.(a)(b)	32,251	6,910,422
New Home Co. Inc. (The)(a)(b)	5,490	54,735
Newell Brands Inc.	252,042	6,500,163
Nova Lifestyle Inc.(a)(b)	9,378	15,661
NVR Inc.(a)	1,661	4,933,751
P&F Industries Inc., Class A	689	6,001
PICO Holdings Inc.	9,740	113,471
PulteGroup Inc.	157,963	4,541,436
Roku Inc.(a)(b)	22,017	938,365
Skyline Champion Corp.	4,750	166,440
Taylor Morrison Home Corp., Class A(a)	46,318	962,488
Tempur Sealy International Inc.(a)(b)	27,072	1,300,810
Toll Brothers Inc.(b)	78,010	2,885,590
TopBuild Corp.(a)	19,197	1,503,893
TRI Pointe Group Inc.(a)	74,307	1,215,663
Tupperware Brands Corp.	24,111	994,338
Turtle Beach Corp.(a)(b)	2,103	42,733
Universal Electronics Inc.(a)	4,479	148,031
Vuzix Corp.(a)(b)	5,502	40,990
Whirlpool Corp.	35,938	5,255,214
William Lyon Homes, Class A(a)	9,307	215,922
ZAGG Inc.(a)(b)	14,068	243,376
		70,783,932
Household Products — 1.2%
Central Garden & Pet Co.(a)(b)	4,791	208,313
Central Garden & Pet Co., Class A, NVS(a)	22,487	910,049

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products (continued)
Church & Dwight Co. Inc.	130,800	$ 6,953,328
Clorox Co. (The)	66,677	9,018,064
Colgate-Palmolive Co.	446,616	28,945,183
Energizer Holdings Inc.	31,945	2,011,257
HRG Group Inc.(a)	77,547	1,015,090
Kimberly-Clark Corp.	179,516	18,910,215
Ocean Bio-Chem Inc.	728	2,614
Oil-Dri Corp. of America	3,784	159,458
Orchids Paper Products Co.(a)	4,625	18,407
Procter & Gamble Co. (The)	1,280,898	99,986,898
Spectrum Brands Holdings Inc.(b)	13,090	1,068,406
WD-40 Co.	8,315	1,216,069
		170,423,351
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	315,285	4,227,972
NRG Energy Inc.	159,829	4,906,750
NRG Yield Inc., Class A	17,932	305,741
NRG Yield Inc., Class C	31,790	546,788
Ormat Technologies Inc.	18,152	965,505
Pattern Energy Group Inc., Class A	71,400	1,338,750
TerraForm Power Inc., Class A	22,497	263,215
Vistra Energy Corp.(a)	186,555	4,413,891
		16,968,612
Industrial Conglomerates — 1.4%
3M Co.	308,071	60,603,727
Carlisle Companies Inc.	32,380	3,507,078
General Electric Co.	4,463,937	60,754,182
Honeywell International Inc.	388,162	55,914,736
Raven Industries Inc.	18,528	712,402
Roper Technologies Inc.	51,842	14,303,726
		195,795,851
Insurance — 2.6%
1347 Property Insurance Holdings Inc.(a)	3,861	27,413
Aflac Inc.	396,386	17,052,526
Alleghany Corp.	7,932	4,560,662
Allstate Corp. (The)	178,361	16,279,008
American Equity Investment Life Holding Co.	46,544	1,675,584
American Financial Group Inc./OH	37,967	4,074,998
American International Group Inc.	462,475	24,520,425
American National Insurance Co.	4,635	554,300
AMERISAFE Inc.	6,027	348,059
AmTrust Financial Services Inc.	57,767	841,665
Aon PLC	128,728	17,657,620
Arch Capital Group Ltd.(a)(b)	198,424	5,250,299
Argo Group International Holdings Ltd.	20,278	1,179,166
Arthur J Gallagher & Co.	102,005	6,658,886
Aspen Insurance Holdings Ltd.	27,190	1,106,633
Assurant Inc.	30,655	3,172,486
Assured Guaranty Ltd.	69,482	2,482,592
Athene Holding Ltd., Class A, NVS(a)	69,228	3,034,956
Atlantic American Corp.	749	1,910
Atlas Financial Holdings Inc.(a)(b)	4,815	42,131
Axis Capital Holdings Ltd.	47,281	2,629,769
Baldwin & Lyons Inc., Class A	175	4,179
Baldwin & Lyons Inc., Class B	4,506	109,946
Blue Capital Reinsurance Holdings Ltd.	3,908	43,183
Brighthouse Financial Inc.(a)	50,831	2,036,798
Brown & Brown Inc.	113,072	3,135,487
Chubb Ltd.	240,131	30,501,440
Security	Shares	Value
Insurance (continued)
Cincinnati Financial Corp.	78,866	$ 5,272,981
Citizens Inc./TX(a)(b)	23,135	180,222
CNA Financial Corp.	13,786	629,744
CNO Financial Group Inc.	41,242	785,248
Conifer Holdings Inc.(a)(b)	833	5,248
Crawford & Co., Class A, NVS	9,133	78,635
Crawford & Co., Class B	5,329	46,096
Donegal Group Inc., Class A	4,372	59,503
eHealth Inc.(a)	9,068	200,403
EMC Insurance Group Inc.	4,461	123,927
Employers Holdings Inc.	22,421	901,324
Enstar Group Ltd.(a)	5,286	1,095,788
Erie Indemnity Co., Class A, NVS	12,045	1,412,397
Everest Re Group Ltd.	21,644	4,988,509
FBL Financial Group Inc., Class A	7,876	620,235
FedNat Holding Co.	5,428	125,224
First American Financial Corp.	48,497	2,508,265
FNF Group	136,481	5,134,415
Genworth Financial Inc., Class A(a)	252,371	1,135,670
Global Indemnity Ltd.	4,555	177,554
Greenlight Capital Re Ltd., Class A(a)	14,590	207,178
Hallmark Financial Services Inc.(a)	8,438	84,211
Hanover Insurance Group Inc. (The)	22,804	2,726,446
Hartford Financial Services Group Inc. (The)	191,063	9,769,051
HCI Group Inc.	3,582	148,904
Health Insurance Innovations Inc., Class A(a)	4,482	144,993
Heritage Insurance Holdings Inc.	13,183	219,761
Horace Mann Educators Corp.	19,287	860,200
Independence Holding Co.	4,373	145,402
Infinity Property & Casualty Corp.	4,313	613,956
Investors Title Co.	321	59,276
James River Group Holdings Ltd.	11,495	451,639
Kemper Corp.	23,076	1,745,699
Kingstone Companies Inc.	3,866	65,335
Kinsale Capital Group Inc.	5,812	318,846
Lincoln National Corp.	116,719	7,265,758
Loews Corp.	145,347	7,017,353
Maiden Holdings Ltd.	14,308	110,887
Markel Corp.(a)(b)	8,017	8,693,234
Marsh & McLennan Companies Inc.	263,852	21,627,948
MBIA Inc.(a)(b)	65,783	594,678
Mercury General Corp.	18,442	840,218
MetLife Inc.	517,090	22,545,124
National General Holdings Corp.	28,459	749,325
National Security Group Inc. (The)	249	4,146
National Western Life Group Inc., Class A	423	129,971
Navigators Group Inc. (The)	15,668	893,076
Old Republic International Corp.	122,770	2,444,351
Primerica Inc.	20,879	2,079,548
Principal Financial Group Inc.	135,070	7,151,957
ProAssurance Corp.	27,297	967,679
Progressive Corp. (The)	296,562	17,541,642
Prudential Financial Inc.	210,879	19,719,295
Reinsurance Group of America Inc.	33,790	4,510,289
RenaissanceRe Holdings Ltd.	20,129	2,421,921
RLI Corp.	19,473	1,288,918
Safety Insurance Group Inc.	3,460	295,484
Selective Insurance Group Inc.	28,566	1,571,130
State Auto Financial Corp.	8,519	254,803
Stewart Information Services Corp.	8,627	371,565

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Third Point Reinsurance Ltd.(a)	29,868	$ 373,350
Tiptree Inc.(b)	17,723	120,516
Torchmark Corp.	55,968	4,556,355
Travelers Companies Inc. (The)	138,215	16,909,223
Trupanion Inc.(a)(b)	8,387	323,738
Unico American Corp.(a)(b)	619	4,890
United Fire Group Inc.	5,340	291,083
United Insurance Holdings Corp.	5,914	115,796
Universal Insurance Holdings Inc.	14,375	504,563
Unum Group	120,565	4,459,699
Validus Holdings Ltd.	42,312	2,860,291
White Mountains Insurance Group Ltd.	1,597	1,447,856
Willis Towers Watson PLC	68,575	10,395,970
WMIH Corp.(a)	50,840	68,126
WR Berkley Corp.	50,550	3,660,326
XL Group Ltd.	130,778	7,317,029
		376,523,517
Internet & Direct Marketing Retail — 3.6%
1-800-Flowers.com Inc., Class A(a)	8,614	108,106
Amazon.com Inc.(a)	208,140	353,796,372
Booking Holdings Inc.(a)	24,989	50,654,952
CafePress Inc.(a)	4,388	5,134
Duluth Holdings Inc., Class B(a)(b)	4,238	100,822
EVINE Live Inc.(a)(b)	22,944	28,221
Expedia Group Inc.	62,318	7,490,000
FTD Companies Inc.(a)(b)	9,246	42,901
Gaia Inc.(a)(b)	9,148	185,247
Groupon Inc.(a)(b)	212,766	914,894
Lands' End Inc.(a)	9,033	252,021
Liberty Expedia Holdings Inc., Class A(a)	28,905	1,270,086
Liberty TripAdvisor Holdings Inc., Class A(a)	36,243	583,512
Netflix Inc.(a)	224,613	87,920,267
Nutrisystem Inc.	14,056	541,156
Overstock.com Inc.(a)	8,609	289,693
PetMed Express Inc.	12,079	532,080
Qurate Retail Inc.(a)	249,117	5,286,263
Shutterfly Inc.(a)	18,165	1,635,395
TripAdvisor Inc.(a)(b)	58,374	3,252,015
U.S. Auto Parts Network Inc.(a)(b)	8,990	13,485
Wayfair Inc., Class A(a)(b)	22,267	2,644,429
		517,547,051
Internet Software & Services — 4.9%
2U Inc.(a)(b)	26,472	2,212,000
Akamai Technologies Inc.(a)	88,103	6,451,783
Alarm.com Holdings Inc.(a)(b)	12,842	518,560
Alphabet Inc., Class A(a)	154,322	174,258,859
Alphabet Inc., Class C, NVS(a)	156,976	175,130,274
Alteryx Inc., Class A(a)(b)	13,550	517,068
Amber Road Inc.(a)(b)	5,378	50,607
ANGI Homeservices Inc., Class A(a)	29,479	453,387
Appfolio Inc., Class A(a)	4,779	292,236
Apptio Inc., Class A(a)(b)	27,512	995,934
AutoWeb Inc.(a)(b)	3,046	13,768
Benefitfocus Inc.(a)(b)	11,819	397,118
Blucora Inc.(a)	26,815	992,155
Box Inc., Class A(a)(b)	80,496	2,011,595
Brightcove Inc.(a)	17,772	171,500
BroadVision Inc.(a)	885	1,814
Carbonite Inc.(a)	9,336	325,826
Security	Shares	Value
Internet Software & Services (continued)
Care.com Inc.(a)	5,506	$ 114,965
Cars.com Inc.(a)(b)	36,765	1,043,758
ChannelAdvisor Corp.(a)	13,050	183,353
Cloudera Inc.(a)(b)	45,699	623,334
Cornerstone OnDemand Inc.(a)(b)	27,763	1,316,799
Coupa Software Inc.(a)(b)	13,987	870,551
Determine Inc.(a)	4,448	6,272
DHI Group Inc.(a)	19,457	45,724
DocuSign Inc.(a)(b)	10,974	581,073
Dropbox Inc., Class A(a)(b)	24,003	778,177
eBay Inc.(a)	483,405	17,528,265
eGain Corp.(a)	9,257	139,781
Endurance International Group Holdings Inc.(a)(b)	31,882	317,226
Envestnet Inc.(a)	31,784	1,746,531
Etsy Inc.(a)	54,936	2,317,750
Facebook Inc., Class A(a)	1,239,551	240,869,550
Five9 Inc.(a)	26,868	928,827
Fusion Connect Inc.(a)	2,979	11,737
Glowpoint Inc.(a)(b)	8,567	1,753
GoDaddy Inc., Class A(a)	80,310	5,669,886
Gogo Inc.(a)(b)	23,371	113,583
GrubHub Inc.(a)(b)	45,670	4,791,240
GTT Communications Inc.(a)	17,154	771,930
Hortonworks Inc.(a)	26,838	488,988
IAC/InterActiveCorp.(a)	40,247	6,137,265
Instructure Inc.(a)	14,058	598,168
Internap Corp.(a)	6,666	69,460
Inuvo Inc.(a)	10,195	7,876
iPass Inc.(a)(b)	27,678	9,538
Issuer Direct Corp.	318	6,325
IZEA Inc.(a)(b)	4,221	4,010
j2 Global Inc.	27,327	2,366,791
Leaf Group Ltd.(a)	5,507	59,751
Limelight Networks Inc.(a)	32,484	145,203
Liquidity Services Inc.(a)	13,510	88,491
LivePerson Inc.(a)	23,510	496,061
LogMeIn Inc.	27,182	2,806,541
Marchex Inc., Class B	14,001	42,843
Marin Software Inc.(a)(b)	1,625	9,425
Match Group Inc.(a)(b)	34,485	1,335,949
Meet Group Inc. (The)(a)(b)	19,412	86,966
MINDBODY Inc., Class A(a)(b)	26,735	1,031,971
MongoDB Inc.(a)	12,349	612,881
Net Element Inc.(a)(b)	51	375
New Relic Inc.(a)	24,032	2,417,379
NIC Inc.	28,756	447,156
Nutanix Inc., Class A(a)(b)	35,716	1,841,874
Okta Inc.(a)	35,704	1,798,410
Pandora Media Inc.(a)(b)	125,674	990,311
Q2 Holdings Inc.(a)	26,290	1,499,844
QuinStreet Inc.(a)	18,304	232,461
Qumu Corp.(a)	5,265	11,583
Quotient Technology Inc.(a)(b)	31,715	415,467
Reis Inc.	4,633	100,999
Remark Holdings Inc.(a)(b)	8,515	33,294
SharpSpring Inc.(a)(b)	3,942	34,453
Shutterstock Inc.(a)	9,394	445,839
SPS Commerce Inc.(a)	8,988	660,438
Stamps.com Inc.(a)	9,138	2,312,371
Support.com Inc.(a)	5,669	16,157

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Internet Software & Services (continued)
Synacor Inc.(a)(b)	13,711	$ 27,422
TechTarget Inc.(a)	9,131	259,320
Telaria Inc.(a)(b)	17,673	71,399
Trade Desk Inc. (The), Class A(a)(b)	11,345	1,064,161
Travelzoo(a)	4,346	74,317
TrueCar Inc.(a)(b)	41,977	423,548
Twilio Inc., Class A(a)	36,151	2,025,179
Twitter Inc.(a)	330,371	14,427,302
VeriSign Inc.(a)	51,359	7,057,754
Web.com Group Inc.(a)	24,016	620,814
XO Group Inc.(a)	13,029	416,928
Yelp Inc.(a)	38,084	1,492,131
Yext Inc.(a)	34,250	662,395
Zillow Group Inc., Class A(a)	22,926	1,369,829
Zillow Group Inc., Class C, NVS(a)(b)	62,035	3,663,787
		708,885,749
IT Services — 4.3%
Accenture PLC, Class A	329,795	53,951,164
Acxiom Corp.(a)	37,772	1,131,271
ALJ Regional Holdings Inc.(a)(b)	5,529	10,505
Alliance Data Systems Corp.	25,784	6,012,829
Automatic Data Processing Inc.	227,491	30,515,643
Black Knight Inc.(a)	75,981	4,068,783
Booz Allen Hamilton Holding Corp.	80,102	3,502,860
Broadridge Financial Solutions Inc.	59,801	6,883,095
CACI International Inc., Class A(a)	13,215	2,227,388
Cardtronics PLC, Class A(a)	22,761	550,361
Cass Information Systems Inc.	5,041	346,922
Cognizant Technology Solutions Corp., Class A	302,450	23,890,525
Computer Task Group Inc.(a)	8,468	65,542
Conduent Inc.(a)(b)	91,165	1,656,468
Convergys Corp.	47,161	1,152,615
CoreLogic Inc./U.S.(a)	45,607	2,367,003
CSG Systems International Inc.	14,814	605,448
CSP Inc.	681	6,708
DXC Technology Co.	144,020	11,609,452
Edgewater Technology Inc.(a)(b)	5,250	28,455
EPAM Systems Inc.(a)	24,910	3,097,060
Euronet Worldwide Inc.(a)	25,910	2,170,481
Everi Holdings Inc.(a)	32,757	235,850
EVERTEC Inc.	32,208	703,745
ExlService Holdings Inc.(a)	17,855	1,010,772
Fidelity National Information Services Inc.	168,292	17,844,001
First Data Corp., Class A(a)	226,716	4,745,166
Fiserv Inc.(a)	216,162	16,015,443
FleetCor Technologies Inc.(a)	47,482	10,002,083
Gartner Inc.(a)	46,865	6,228,358
Genpact Ltd.	70,313	2,034,155
Global Payments Inc.(b)	88,305	9,845,124
Hackett Group Inc. (The)	13,220	212,445
Information Services Group Inc.(a)(b)	14,689	60,225
Innodata Inc.(a)	13,718	13,718
Inpixon(a)(b)	21	3
International Business Machines Corp.	440,884	61,591,495
Jack Henry & Associates Inc.	38,045	4,959,546
JetPay Corp.(a)	4,491	8,757
Leidos Holdings Inc.	70,380	4,152,420
ManTech International Corp./VA, Class A	13,143	704,991
Mastercard Inc., Class A	474,347	93,218,672
Mattersight Corp.(a)(b)	8,500	22,738
Security	Shares	Value
IT Services (continued)
MAXIMUS Inc.	32,424	$ 2,013,855
MoneyGram International Inc.(a)(b)	14,140	94,597
Paychex Inc.	166,531	11,382,394
Payment Data Systems Inc.(a)(b)	908	1,498
PayPal Holdings Inc.(a)	576,947	48,042,377
Perficient Inc.(a)	18,297	482,492
Perspecta Inc.	72,253	1,484,799
PFSweb Inc.(a)(b)	8,431	81,949
PRGX Global Inc.(a)(b)	13,218	128,215
Sabre Corp.	125,961	3,103,679
Science Applications International Corp.	23,492	1,901,208
ServiceSource International Inc.(a)(b)	28,101	110,718
Square Inc., Class A(a)	151,170	9,318,119
StarTek Inc.(a)(b)	5,298	33,324
Steel Connect Inc.(a)(b)	23,163	50,032
Sykes Enterprises Inc.(a)	18,741	539,366
Syntel Inc.(a)	19,231	617,123
Teradata Corp.(a)	68,644	2,756,057
Total System Services Inc.	83,851	7,087,087
Travelport Worldwide Ltd.	56,409	1,045,823
TTEC Holdings Inc.	8,697	300,481
Unisys Corp.(a)	23,895	308,246
Virtusa Corp.(a)	13,784	671,005
Visa Inc., Class A	926,408	122,702,740
Western Union Co. (The)	247,160	5,024,763
WEX Inc.(a)	18,826	3,585,976
WidePoint Corp.(a)(b)	37,940	20,867
Worldpay Inc., Class A(a)	151,659	12,402,673
		624,751,748
Leisure Products — 0.1%
Acushnet Holdings Corp.	21,265	520,142
American Outdoor Brands Corp.(a)	27,351	329,033
Brunswick Corp./DE	46,020	2,967,370
Callaway Golf Co.	46,671	885,349
Clarus Corp.(a)	12,516	103,257
Escalade Inc.	4,644	65,480
Hasbro Inc.	58,863	5,433,644
JAKKS Pacific Inc.(a)	8,632	28,270
Johnson Outdoors Inc., Class A	3,946	333,555
Malibu Boats Inc., Class A(a)	9,218	386,603
Marine Products Corp.	1,322	23,505
Mattel Inc.(b)	172,963	2,840,052
MCBC Holdings Inc.(a)	3,975	115,076
Nautilus Inc.(a)	14,008	219,926
Polaris Industries Inc.	31,377	3,833,642
Sturm Ruger & Co. Inc.(b)	8,966	502,096
Summer Infant Inc.(a)	5,336	7,417
Vista Outdoor Inc.(a)	34,121	528,534
		19,122,951
Life Sciences Tools & Services — 0.8%
Accelerate Diagnostics Inc.(a)(b)	14,712	328,078
Agilent Technologies Inc.	163,348	10,101,440
Bioanalytical Systems Inc.(a)	3,950	6,518
Bio-Rad Laboratories Inc., Class A(a)	10,830	3,124,888
Bio-Techne Corp.	26,435	3,911,058
Bruker Corp.	55,581	1,614,072
Cambrex Corp.(a)	18,135	948,461
Charles River Laboratories International Inc.(a)	24,215	2,718,376
ChromaDex Corp.(a)(b)	8,947	33,193

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Codexis Inc.(a)(b)	14,631	$ 210,686
Enzo Biochem Inc.(a)	19,388	100,624
Fluidigm Corp.(a)(b)	9,871	58,831
Harvard Bioscience Inc.(a)(b)	56,542	302,500
Illumina Inc.(a)	75,260	21,019,365
IQVIA Holdings Inc.(a)	74,558	7,442,380
Luminex Corp.	15,065	444,870
Mettler-Toledo International Inc.(a)(b)	13,218	7,648,331
NanoString Technologies Inc.(a)(b)	5,306	72,586
NeoGenomics Inc.(a)(b)	28,039	367,591
Pacific Biosciences of California Inc.(a)(b)	51,422	182,548
PerkinElmer Inc.	54,983	4,026,405
PRA Health Sciences Inc.(a)	25,883	2,416,437
Syneos Health Inc.(a)	31,757	1,489,403
Thermo Fisher Scientific Inc.	207,755	43,034,371
Waters Corp.(a)(b)	42,180	8,165,626
		119,768,638
Machinery — 1.9%
Actuant Corp., Class A	28,572	838,588
AGCO Corp.	37,743	2,291,755
Alamo Group Inc.	3,898	352,223
Albany International Corp., Class A	14,006	842,461
Allison Transmission Holdings Inc.	72,860	2,950,101
Altra Industrial Motion Corp.(b)	13,658	588,660
American Railcar Industries Inc.	4,570	180,424
ARC Group Worldwide Inc.(a)(b)	4,373	10,714
Art's-Way Manufacturing Co. Inc.(a)	304	806
Astec Industries Inc.	9,279	554,884
Barnes Group Inc.	24,096	1,419,254
Blue Bird Corp.(a)(b)	16,507	368,931
Briggs & Stratton Corp.	22,551	397,123
Caterpillar Inc.	306,481	41,580,277
Chart Industries Inc.(a)	14,557	897,876
Chicago Rivet & Machine Co.	125	4,031
CIRCOR International Inc.	8,988	332,196
Colfax Corp.(a)(b)	50,685	1,553,495
Columbus McKinnon Corp./NY	9,499	411,877
Commercial Vehicle Group Inc.(a)	13,662	100,279
Crane Co.	23,778	1,905,331
Cummins Inc.	79,995	10,639,335
Deere & Co.	165,915	23,194,917
DMC Global Inc.	5,426	243,627
Donaldson Co. Inc.	65,988	2,977,379
Douglas Dynamics Inc.	10,445	501,360
Dover Corp.	82,518	6,040,318
Eastern Co. (The)	3,890	109,115
Energy Recovery Inc.(a)(b)	8,634	69,763
EnPro Industries Inc.	9,991	698,870
ESCO Technologies Inc.	13,841	798,626
Evoqua Water Technologies Corp.(a)	29,365	601,982
ExOne Co. (The)(a)(b)	4,788	33,899
Federal Signal Corp.	31,738	739,178
Flowserve Corp.	71,277	2,879,591
Fortive Corp.	154,379	11,904,165
Franklin Electric Co. Inc.	18,684	842,648
FreightCar America Inc.	5,365	90,078
Gardner Denver Holdings Inc.(a)	28,384	834,206
Gencor Industries Inc.(a)(b)	4,367	70,527
Global Brass & Copper Holdings Inc.	12,868	403,412
Gorman-Rupp Co. (The)	9,320	326,200
Security	Shares	Value
Machinery (continued)
Graco Inc.	83,340	$ 3,768,635
Graham Corp.	4,780	123,372
Greenbrier Companies Inc. (The)	13,652	720,143
Harsco Corp.(a)	40,887	903,603
Hillenbrand Inc.	32,193	1,517,900
Hurco Companies Inc.	4,016	179,716
Hyster-Yale Materials Handling Inc.	4,674	300,304
IDEX Corp.	37,007	5,050,715
Illinois Tool Works Inc.	158,155	21,910,794
Ingersoll-Rand PLC	131,046	11,758,758
ITT Inc.	45,511	2,378,860
Jason Industries Inc.(a)(b)	9,072	21,047
John Bean Technologies Corp.(b)	20,169	1,793,024
Kadant Inc.	5,026	483,250
Kennametal Inc.	41,270	1,481,593
LB Foster Co., Class A(a)	4,777	109,632
Lincoln Electric Holdings Inc.	32,116	2,818,500
Lindsay Corp.	4,901	475,348
Liqtech International Inc.(a)(b)	13,986	10,414
LS Starrett Co. (The), Class A	3,968	25,395
Lydall Inc.(a)	9,747	425,457
Manitex International Inc.(a)	8,522	106,355
Manitowoc Co. Inc. (The)(a)(b)	17,346	448,568
Meritor Inc.(a)	47,139	969,649
Middleby Corp. (The)(a)(b)	28,170	2,941,511
Milacron Holdings Corp.(a)	33,771	639,285
Miller Industries Inc./TN	21,615	552,263
Mueller Industries Inc.	27,484	811,053
Mueller Water Products Inc., Class A	82,732	969,619
Navistar International Corp.(a)	41,497	1,689,758
NN Inc.	13,759	260,045
Nordson Corp.	27,484	3,529,220
Omega Flex Inc.	3,868	305,997
Oshkosh Corp.	37,385	2,628,913
PACCAR Inc.	177,169	10,977,391
Parker-Hannifin Corp.	68,766	10,717,181
Park-Ohio Holdings Corp.	4,562	170,163
Pentair PLC	89,052	3,747,308
Perma-Pipe International Holdings Inc.(a)(b)	4,336	40,542
Proto Labs Inc.(a)	13,193	1,569,307
RBC Bearings Inc.(a)	13,132	1,691,533
REV Group Inc.	9,670	164,487
Rexnord Corp.(a)	50,899	1,479,125
Snap-on Inc.	30,754	4,942,783
Spartan Motors Inc.	17,985	271,573
SPX Corp.(a)	19,279	675,729
SPX FLOW Inc.(a)	22,527	986,007
Standex International Corp.	5,378	549,632
Stanley Black & Decker Inc.	77,849	10,339,126
Sun Hydraulics Corp.	13,623	656,492
Taylor Devices Inc.(a)	702	7,203
Tennant Co.	10,398	821,442
Terex Corp.	55,359	2,335,596
Timken Co. (The)	33,327	1,451,391
Titan International Inc.	22,941	246,157
Toro Co. (The)	56,466	3,402,076
TriMas Corp.(a)(b)	22,967	675,230
Trinity Industries Inc.	74,890	2,565,731
Twin Disc Inc.(a)	4,722	117,200
Wabash National Corp.(b)	32,571	607,775

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
WABCO Holdings Inc.(a)	24,166	$ 2,827,905
Wabtec Corp./DE	45,894	4,524,231
Watts Water Technologies Inc., Class A	13,915	1,090,936
Welbilt Inc.(a)	69,027	1,539,992
Woodward Inc.	27,739	2,132,020
WSI Industries Inc.	3,767	19,777
Xerium Technologies Inc.(a)(b)	4,894	64,797
Xylem Inc./NY	88,513	5,964,006
		273,061,022
Marine — 0.0%
Genco Shipping & Trading Ltd.(a)	10,383	160,936
Kirby Corp.(a)	27,461	2,295,740
Matson Inc.	18,681	716,977
Pangaea Logistics Solutions Ltd.(a)	4,678	14,081
		3,187,734
Media — 2.3%
AH Belo Corp., Class A	9,547	44,871
Altice USA Inc., Class A	59,982	1,023,293
AMC Entertainment Holdings Inc., Class A	27,284	433,816
AMC Networks Inc., Class A(a)	31,716	1,972,735
Ballantyne Strong Inc.(a)(b)	5,437	26,369
Beasley Broadcast Group Inc., Class A	904	10,125
Cable One Inc.	3,159	2,316,463
CBS Corp., Class A	4,392	248,763
CBS Corp., Class B, NVS	167,338	9,407,742
Central European Media Enterprises Ltd., Class A(a)(b)	37,257	154,617
Charter Communications Inc., Class A(a)	95,693	28,058,145
Cinedigm Corp., Class A(a)(b)	4,746	7,356
Cinemark Holdings Inc.	59,130	2,074,280
Clear Channel Outdoor Holdings Inc., Class A	17,976	77,297
Comcast Corp., Class A	2,359,713	77,422,184
Daily Journal Corp.(a)(b)	181	41,666
Discovery Inc., Class A(a)(b)	82,177	2,259,867
Discovery Inc., Class C, NVS(a)	163,901	4,179,475
DISH Network Corp., Class A(a)	112,291	3,774,101
Emmis Communications Corp., Class A(a)	4,446	23,519
Entercom Communications Corp., Class A	98,162	741,123
Entravision Communications Corp., Class A	27,924	139,620
EW Scripps Co. (The), Class A, NVS	27,155	363,605
Gannett Co. Inc.	83,388	892,252
GCI Liberty Inc., Class A(a)	46,796	2,109,564
Global Eagle Entertainment Inc.(a)(b)	23,232	58,545
Gray Television Inc.(a)	32,727	517,087
Harte-Hanks Inc.(a)	2,073	23,010
Hemisphere Media Group Inc.(a)(b)	4,802	62,906
Insignia Systems Inc.(a)	5,334	9,014
Interpublic Group of Companies Inc. (The)	202,620	4,749,413
John Wiley & Sons Inc., Class A	23,485	1,465,464
Lee Enterprises Inc.(a)(b)	27,848	79,367
Liberty Broadband Corp., Class A(a)	13,355	1,010,172
Liberty Broadband Corp., Class C, NVS(a)	77,845	5,894,423
Liberty Global PLC, Series A(a)	121,887	3,356,768
Liberty Global PLC, Series C, NVS(a)	293,752	7,816,741
Liberty Latin America Ltd., Class A(a)(b)	26,886	514,060
Liberty Latin America Ltd., Class C, NVS(a)(b)	55,043	1,066,733
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	12,864	332,663
Security	Shares	Value
Media (continued)
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	8,449	$ 298,334
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	102,265	3,797,099
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	47,218	2,127,171
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	97,263	4,411,850
Lions Gate Entertainment Corp., Class A	28,814	715,163
Lions Gate Entertainment Corp., Class B, NVS(b)	56,782	1,332,106
Live Nation Entertainment Inc.(a)	73,768	3,582,912
Loral Space & Communications Inc.(a)	13	489
Madison Square Garden Co. (The), Class A(a)	8,864	2,749,524
Marcus Corp. (The)	9,312	302,640
McClatchy Co. (The), Class A(a)	3,960	39,402
Meredith Corp.	19,808	1,010,208
MSG Networks Inc., Class A(a)(b)	37,062	887,635
National CineMedia Inc.	65,338	548,839
New Media Investment Group Inc.	18,880	348,902
New York Times Co. (The), Class A	60,564	1,568,608
News Corp., Class A, NVS	209,843	3,252,566
News Corp., Class B	64,290	1,018,996
Nexstar Media Group Inc., Class A	26,599	1,952,367
NTN Buzztime Inc.(a)	331	1,470
Omnicom Group Inc.	117,955	8,996,428
Reading International Inc., Class A, NVS(a)	8,988	143,359
Saga Communications Inc., Class A	3,774	145,299
Salem Media Group Inc.	5,426	27,944
Scholastic Corp., NVS	13,717	607,800
Sinclair Broadcast Group Inc., Class A	33,270	1,069,630
Sirius XM Holdings Inc.(b)	775,902	5,252,857
SPAR Group Inc.(a)(b)	3,978	5,012
TEGNA Inc.	110,295	1,196,701
Townsquare Media Inc., Class A	4,810	31,121
Tribune Media Co., Class A	38,019	1,454,987
tronc Inc.(a)(b)	3,411	58,942
Twenty-First Century Fox Inc., Class A, NVS	543,164	26,989,819
Twenty-First Century Fox Inc., Class B	222,392	10,957,254
Urban One Inc., NVS(a)	14,230	29,883
Urban One Inc., Class A(a)	233	583
Viacom Inc., Class A(b)	12,459	441,672
Viacom Inc., Class B, NVS	175,362	5,288,918
Walt Disney Co. (The)	768,533	80,549,944
World Wrestling Entertainment Inc., Class A	17,865	1,300,929
Xcel Brands Inc.(a)(b)	315	740
		339,255,317
Metals & Mining — 0.5%
AK Steel Holding Corp.(a)(b)	163,007	707,450
Alcoa Corp.(a)	87,417	4,098,109
Allegheny Technologies Inc.(a)(b)	62,340	1,565,981
Ampco-Pittsburgh Corp.(a)	4,564	46,781
Carpenter Technology Corp.	23,488	1,234,764
Century Aluminum Co.(a)	28,849	454,372
Cleveland-Cliffs Inc.(a)(b)	133,282	1,123,567
Coeur Mining Inc.(a)	83,134	631,818
Commercial Metals Co.	56,442	1,191,491
Compass Minerals International Inc.	18,966	1,247,015
Comstock Mining Inc.(a)(b)	12,925	3,361
Freeport-McMoRan Inc.	684,600	11,816,196
Friedman Industries Inc.	4,373	35,421
General Moly Inc.(a)	50,806	20,830

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Gold Resource Corp.	27,887	$ 183,775
Golden Minerals Co.(a)(b)	47,194	16,121
Haynes International Inc.	5,335	196,008
Hecla Mining Co.(b)	195,278	679,567
Kaiser Aluminum Corp.	9,978	1,038,810
Materion Corp.	14,646	793,081
McEwen Mining Inc.(b)	87,458	181,038
Newmont Mining Corp.	266,100	10,034,631
Nucor Corp.	166,826	10,426,625
Olympic Steel Inc.	4,657	95,049
Paramount Gold Nevada Corp.(a)(b)	4,022	5,068
Pershing Gold Corp.(a)(b)	9,185	16,809
Reliance Steel & Aluminum Co.	37,423	3,276,009
Royal Gold Inc.	36,721	3,409,178
Ryerson Holding Corp.(a)	8,556	95,399
Schnitzer Steel Industries Inc., Class A	13,760	463,712
Solitario Zinc Corp.(a)(b)	18,344	7,897
Steel Dynamics Inc.	120,998	5,559,858
SunCoke Energy Inc.(a)	32,450	434,830
Synalloy Corp.	4,732	94,403
TimkenSteel Corp.(a)	18,719	306,056
U.S. Antimony Corp.(a)(b)	36,494	17,517
U.S. Steel Corp.	88,730	3,083,368
Universal Stainless & Alloy Products Inc.(a)(b)	4,371	103,462
Warrior Met Coal Inc.	20,153	555,618
Worthington Industries Inc.	23,107	969,801
		66,220,846
Mortgage Real Estate Investment — 0.2%
AG Mortgage Investment Trust Inc.	8,667	162,853
AGNC Investment Corp.(b)	198,700	3,693,833
Annaly Capital Management Inc.(b)	599,204	6,165,809
Anworth Mortgage Asset Corp.(b)	32,179	159,930
Apollo Commercial Real Estate Finance Inc.(b)	98,796	1,805,991
Arbor Realty Trust Inc.(b)	19,283	201,122
Ares Commercial Real Estate Corp.	12,661	174,848
ARMOUR Residential REIT Inc.(b)	15,819	360,831
Blackstone Mortgage Trust Inc., Class A(b)	59,608	1,873,479
Capstead Mortgage Corp.	31,877	285,299
Cherry Hill Mortgage Investment Corp.	4,000	71,440
Chimera Investment Corp.(b)	96,913	1,771,570
CYS Investments Inc.	75,153	563,648
Dynex Capital Inc.	23,413	152,887
Ellington Residential Mortgage REIT	4,018	43,796
Exantas Capital Corp.	13,134	133,704
Granite Point Mortgage Trust Inc.	18,871	346,283
Great Ajax Corp.	8,988	117,563
Hannon Armstrong Sustainable Infrastructure Capital Inc.(b)	45,634	901,272
Hunt Companies Finance Trust Inc.(b)	8,218	28,023
Invesco Mortgage Capital Inc.	74,657	1,187,046
Ladder Capital Corp.	72,905	1,138,776
Manhattan Bridge Capital Inc.	879	6,636
MFA Financial Inc.	217,369	1,647,657
MTGE Investment Corp.(b)	22,852	447,899
New Residential Investment Corp.	165,622	2,896,729
New York Mortgage Trust Inc.(b)	46,073	276,899
Orchid Island Capital Inc.(b)	114,797	863,273
Owens Realty Mortgage Inc.(b)	4,697	78,346
PennyMac Mortgage Investment Trust(c)	31,262	593,665
Redwood Trust Inc.(b)	38,018	626,157
Security	Shares	Value
Mortgage Real Estate Investment (continued)
Starwood Property Trust Inc.(b)	130,121	$ 2,824,927
Sutherland Asset Management Corp.	1,973	32,061
Two Harbors Investment Corp.	99,517	1,572,369
Western Asset Mortgage Capital Corp.	15,694	163,532
		33,370,153
Multi-Utilities — 0.9%
Ameren Corp.	125,598	7,642,638
Avista Corp.	33,652	1,772,114
Black Hills Corp.	27,025	1,654,200
CenterPoint Energy Inc.	218,527	6,055,383
CMS Energy Corp.	139,356	6,588,752
Consolidated Edison Inc.	163,268	12,731,639
Dominion Energy Inc.	333,586	22,743,893
DTE Energy Co.	91,518	9,484,010
MDU Resources Group Inc.	97,620	2,799,742
NiSource Inc.	161,700	4,249,476
NorthWestern Corp.	37,378	2,139,891
Public Service Enterprise Group Inc.	259,798	14,065,464
SCANA Corp.	72,982	2,811,267
Sempra Energy	136,470	15,845,532
Unitil Corp.	5,415	276,382
Vectren Corp.	41,701	2,979,536
WEC Energy Group Inc.	172,176	11,131,178
		124,971,097
Multiline Retail — 0.4%
Big Lots Inc.	28,945	1,209,322
Dillard's Inc., Class A(b)	10,626	1,004,157
Dollar General Corp.	133,672	13,180,059
Dollar Tree Inc.(a)	122,528	10,414,880
Fred's Inc., Class A(b)	10,042	22,896
JC Penney Co. Inc.(a)(b)	188,777	441,738
Kohl's Corp.	86,365	6,296,009
Macy's Inc.	153,842	5,758,306
Nordstrom Inc.	54,994	2,847,589
Ollie's Bargain Outlet Holdings Inc.(a)	25,804	1,870,790
Sears Holdings Corp.(a)(b)	70,673	167,495
Target Corp.	274,257	20,876,443
Tuesday Morning Corp.(a)(b)	22,965	70,043
		64,159,727
Oil, Gas & Consumable Fuels — 5.2%
Abraxas Petroleum Corp.(a)	163,295	471,923
Adams Resources & Energy Inc.	606	26,058
Aemetis Inc.(a)(b)	5,463	8,249
Alta Mesa Resources Inc.(a)(b)	45,146	307,444
Amyris Inc.(a)(b)	13,247	84,648
Anadarko Petroleum Corp.	270,498	19,813,978
Andeavor	75,082	9,849,257
Antero Resources Corp.(a)(b)	96,813	2,066,958
Apache Corp.	190,107	8,887,502
Approach Resources Inc.(a)(b)	56,250	137,250
Arch Coal Inc., Class A	12,293	964,140
Barnwell Industries Inc.(a)	747	1,569
Bonanza Creek Energy Inc.(a)	10,701	405,247
Cabot Oil & Gas Corp.	237,712	5,657,546
California Resources Corp.(a)	22,832	1,037,486
Callon Petroleum Co.(a)(b)	133,258	1,431,191
Camber Energy Inc.(a)	1,182	596
Carrizo Oil & Gas Inc.(a)(b)	47,950	1,335,407

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Centennial Resource Development Inc./DE, Class A(a)(b)	89,642	$ 1,618,934
Centrus Energy Corp., Class A(a)	4,019	13,825
Cheniere Energy Inc.(a)	102,895	6,707,725
Chesapeake Energy Corp.(a)(b)	429,695	2,251,602
Chevron Corp.	982,368	124,200,786
Cimarex Energy Co.	45,962	4,676,174
Clean Energy Fuels Corp.(a)	60,233	222,260
Cloud Peak Energy Inc.(a)	33,192	115,840
CNX Resources Corp.(a)	112,302	1,996,730
Comstock Resources Inc.(a)(b)	12,674	133,204
Concho Resources Inc.(a)	76,007	10,515,568
ConocoPhillips	592,030	41,217,129
CONSOL Energy Inc.(a)	14,037	538,319
Contango Oil & Gas Co.(a)(b)	42,486	241,320
Continental Resources Inc./OK(a)(b)	42,017	2,721,021
CVR Energy Inc.(b)	13,776	509,574
Delek U.S. Holdings Inc.	40,037	2,008,656
Denbury Resources Inc.(a)	246,777	1,186,997
Devon Energy Corp.	264,538	11,629,090
Diamondback Energy Inc.	52,968	6,969,000
Dorian LPG Ltd.(a)	1,941	14,829
Earthstone Energy Inc., Class A(a)(b)	17,703	156,672
Eclipse Resources Corp.(a)(b)	156,499	250,398
Energen Corp.(a)	46,491	3,385,475
Energy XXI Gulf Coast Inc.(a)	32,233	284,940
EOG Resources Inc.	288,352	35,879,639
EP Energy Corp., Class A(a)(b)	91,434	274,302
EQT Corp.	130,332	7,191,720
Evolution Petroleum Corp.	70,009	689,589
Extraction Oil & Gas Inc.(a)(b)	49,330	724,658
Exxon Mobil Corp.	2,167,898	179,350,201
Gastar Exploration Inc.(a)	453,201	253,793
Gevo Inc.(a)(b)	261	992
Green Plains Inc.	32,151	588,363
Gulfport Energy Corp.(a)	107,228	1,347,856
Halcon Resources Corp.(a)(b)	75,994	333,614
Hallador Energy Co.	9,157	65,381
Harvest Natural Resources Inc., NVS(a)(d)	8,626	7,505
Hess Corp.	136,287	9,116,237
HighPoint Resources Corp.(a)	60,633	368,649
HollyFrontier Corp.	92,322	6,317,594
Houston American Energy Corp.(a)(b)	19,187	5,831
International Seaways Inc.(a)(b)	28,157	651,553
Isramco Inc.(a)	145	17,820
Jones Energy Inc., Class A(a)(b)	60,391	22,435
Kinder Morgan Inc./DE	980,422	17,324,057
Kosmos Energy Ltd.(a)(b)	173,403	1,434,043
Laredo Petroleum Inc.(a)(b)	111,547	1,073,082
Marathon Oil Corp.	430,164	8,973,221
Marathon Petroleum Corp.	247,355	17,354,427
Matador Resources Co.(a)(b)	65,222	1,959,921
Murphy Oil Corp.	84,040	2,838,031
NACCO Industries Inc., Class A	14	472
Newfield Exploration Co.(a)	92,566	2,800,121
Noble Energy Inc.	241,620	8,524,354
Northern Oil and Gas Inc.(a)	673	2,120
Oasis Petroleum Inc.(a)	140,589	1,823,439
Occidental Petroleum Corp.	381,761	31,945,760
ONEOK Inc.	211,631	14,778,193
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Overseas Shipholding Group Inc., Series A(a)	1,987	$ 7,710
Pacific Ethanol Inc.(a)	28,589	74,331
Panhandle Oil and Gas Inc., Class A	27,718	529,414
Par Pacific Holdings Inc.(a)	12,293	213,652
Parsley Energy Inc., Class A(a)	129,017	3,906,635
PBF Energy Inc., Class A	50,833	2,131,428
PDC Energy Inc.(a)(b)	40,425	2,443,691
Peabody Energy Corp.	50,246	2,285,188
PEDEVCO Corp.(a)(b)	1,000	2,270
Penn Virginia Corp.(a)	7,035	597,201
Phillips 66	213,178	23,942,021
Pioneer Natural Resources Co.	88,073	16,666,934
PrimeEnergy Corp.(a)	174	12,702
QEP Resources Inc.(a)	153,794	1,885,514
Range Resources Corp.(b)	112,045	1,874,513
Renewable Energy Group Inc.(a)(b)	27,319	487,644
Resolute Energy Corp.(a)(b)	8,689	271,097
REX American Resources Corp.(a)	5,039	408,008
Ring Energy Inc.(a)	50,258	634,256
RSP Permian Inc.(a)	77,337	3,404,375
Sanchez Energy Corp.(a)	17,590	79,507
SandRidge Energy Inc.(a)	9,597	170,251
SemGroup Corp., Class A	47,835	1,215,009
SM Energy Co.(b)	63,634	1,634,757
Southwestern Energy Co.(a)	250,143	1,325,758
SRC Energy Inc.(a)	148,413	1,635,511
Talos Energy Inc.(a)	8,400	269,892
Targa Resources Corp.	116,373	5,759,300
Tellurian Inc.(a)(b)	23,600	196,352
Torchlight Energy Resources Inc.(a)(b)	111,127	151,133
TransAtlantic Petroleum Ltd.(a)	91,999	126,959
U.S. Energy Corp. Wyoming(a)	658	869
Ultra Petroleum Corp.(a)	102,385	236,509
Uranium Energy Corp.(a)(b)	205,447	330,770
VAALCO Energy Inc.(a)(b)	124,615	340,199
Valero Energy Corp.	222,690	24,680,733
Vertex Energy Inc.(a)(b)	8,983	9,522
W&T Offshore Inc.(a)	48,381	345,924
Westwater Resources Inc.(a)	577	233
Whiting Petroleum Corp.(a)(b)	48,728	2,568,940
Williams Companies Inc. (The)	428,810	11,625,039
World Fuel Services Corp.	46,751	954,188
WPX Energy Inc.(a)	207,421	3,739,801
Yuma Energy Inc.(a)(b)	729	390
Zion Oil & Gas Inc.(a)(b)	59,647	241,869
		749,509,489
Paper & Forest Products — 0.1%
Boise Cascade Co.	18,729	837,186
Clearwater Paper Corp.(a)	9,147	211,296
Domtar Corp.	32,945	1,572,794
KapStone Paper and Packaging Corp.	45,589	1,572,820
Louisiana-Pacific Corp.	70,508	1,919,228
Mercer International Inc.	22,424	392,420
Neenah Inc.	8,982	762,123
PH Glatfelter Co.	22,464	440,070
Resolute Forest Products Inc.(a)	60,106	622,097
Schweitzer-Mauduit International Inc.	14,555	636,345
Verso Corp., Class A(a)	17,342	377,362
		9,343,741

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Personal Products — 0.2%
Avon Products Inc.(a)	218,844	$ 354,527
CCA Industries Inc.(a)	4,387	12,722
Coty Inc., Class A	249,719	3,521,038
Cyanotech Corp.(a)	812	3,167
Edgewell Personal Care Co.(a)	28,613	1,443,812
elf Beauty Inc.(a)	13,646	207,965
Estee Lauder Companies Inc. (The), Class A	115,649	16,501,956
Herbalife Nutrition Ltd.(a)(b)	66,942	3,596,124
Inter Parfums Inc.	9,079	485,727
Lifevantage Corp.(a)	8,405	53,540
Mannatech Inc.	256	5,248
Medifast Inc.	4,653	745,225
MYOS RENS Technology Inc.(a)(b)	307	458
Natural Alternatives International Inc.(a)(b)	880	8,932
Natural Health Trends Corp.(b)	4,357	109,012
Nature's Sunshine Products Inc.(a)	4,595	42,963
Nu Skin Enterprises Inc., Class A	27,991	2,188,616
Reliv International Inc.(a)	258	1,269
Revlon Inc., Class A(a)(b)	4,888	85,784
United-Guardian Inc.	8,850	169,478
USANA Health Sciences Inc.(a)(b)	8,747	1,008,529
Veru Inc.(a)(b)	10,071	20,343
		30,566,435
Pharmaceuticals — 3.8%
AcelRx Pharmaceuticals Inc.(a)	14,630	49,376
Acer Therapeutics Inc.(a)(b)	368	7,949
Aclaris Therapeutics Inc.(a)(b)	9,542	190,554
Adamis Pharmaceuticals Corp.(a)(b)	5,381	17,219
Aerie Pharmaceuticals Inc.(a)	18,102	1,222,790
Agile Therapeutics Inc.(a)	22,975	11,350
Akorn Inc.(a)	50,407	836,252
Alimera Sciences Inc.(a)(b)	92,490	90,483
Allergan PLC	175,238	29,215,679
Amneal Pharmaceuticals Inc.(a)(b)	37,987	623,367
Amphastar Pharmaceuticals Inc.(a)	23,281	355,268
Ampio Pharmaceuticals Inc.(a)(b)	134,870	296,714
ANI Pharmaceuticals Inc.(a)	4,811	321,375
Apricus Biosciences Inc.(a)(b)	1,280	499
Aradigm Corp.(a)(b)	4,866	7,056
Aratana Therapeutics Inc.(a)	22,958	97,571
Assembly Biosciences Inc.(a)(b)	12,223	479,264
Axsome Therapeutics Inc.(a)(b)	8,880	28,416
BioDelivery Sciences International Inc.(a)	60,366	178,080
Bio-Path Holdings Inc.(a)(b)	4,296	6,401
BioPharmX Corp.(a)(b)	4,834	1,067
Bristol-Myers Squibb Co.	837,992	46,374,477
Catalent Inc.(a)	65,300	2,735,417
Cerecor Inc.(a)(b)	4,124	17,898
Chiasma Inc.(a)	4,030	6,045
Collegium Pharmaceutical Inc.(a)(b)	17,839	425,460
ContraVir Pharmaceuticals Inc.(a)(b)	4,550	5,915
Corcept Therapeutics Inc.(a)(b)	54,686	859,664
Corium International Inc.(a)(b)	5,533	44,319
CorMedix Inc.(a)(b)	18,575	4,412
Cumberland Pharmaceuticals Inc.(a)(b)	5,445	33,378
Cymabay Therapeutics Inc.(a)	26,326	353,295
Depomed Inc.(a)	32,863	219,196
Dermira Inc.(a)	14,147	130,152
Durect Corp.(a)	55,001	85,802
Egalet Corp.(a)(b)	31,667	13,351
Security	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Co.	497,679	$ 42,466,949
Endo International PLC(a)	96,851	913,305
Endocyte Inc.(a)(b)	47,914	661,213
Evofem Biosciences Inc.(a)(b)	574	1,556
Evoke Pharma Inc.(a)(b)	37,540	93,850
EyeGate Pharmaceuticals Inc.(a)	635	337
EyePoint Pharmaceuticals Inc.(a)	14,585	30,337
Flex Pharma Inc.(a)(b)	14,784	13,897
Horizon Pharma PLC(a)	87,971	1,456,800
Imprimis Pharmaceuticals Inc.(a)(b)	33,220	73,084
Innoviva Inc.(a)	42,001	579,614
Intersect ENT Inc.(a)(b)	13,272	497,036
Intra-Cellular Therapies Inc.(a)	19,351	341,932
Jaguar Health Inc.(a)(b)	6,189	8,788
Jazz Pharmaceuticals PLC(a)(b)	33,683	5,803,581
Johnson & Johnson	1,386,111	168,190,709
Juniper Pharmaceuticals Inc.(a)	13,355	116,188
KemPharm Inc.(a)(b)	3,862	25,103
Lannett Co. Inc.(a)(b)	18,482	251,355
Lipocine Inc.(a)	41,725	54,242
Mallinckrodt PLC(a)(b)	48,003	895,736
Marinus Pharmaceuticals Inc.(a)(b)	59,756	422,475
Medicines Co. (The)(a)(b)	41,468	1,521,876
Melinta Therapeutics Inc.(a)	7,536	47,854
Merck & Co. Inc.	1,390,331	84,393,092
Mylan NV(a)	266,069	9,615,734
MyoKardia Inc.(a)(b)	8,933	443,523
Nektar Therapeutics(a)	83,291	4,067,099
Neos Therapeutics Inc.(a)(b)	36,089	225,556
NovaBay Pharmaceuticals Inc.(a)(b)	657	1,642
Novus Therapeutics Inc.(a)(b)	317	2,219
Ocular Therapeutix Inc.(a)	22,532	152,091
Omeros Corp.(a)(b)	28,085	509,462
Onconova Therapeutics Inc.(a)	460	186
Otonomy Inc.(a)(b)	9,931	38,234
Pacira Pharmaceuticals Inc./DE(a)	17,797	570,394
Pain Therapeutics Inc.(a)	3,362	6,926
Paratek Pharmaceuticals Inc.(a)(b)	8,948	91,270
Pernix Therapeutics Holdings Inc.(a)(b)	32,652	79,344
Perrigo Co. PLC	69,773	5,087,149
Pfizer Inc.	3,033,312	110,048,559
Phibro Animal Health Corp., Class A	13,491	621,261
PLx Pharma Inc.(a)(b)	348	1,375
Prestige Brands Holdings Inc.(a)(b)	27,647	1,061,092
ProPhase Labs Inc.	123	400
Pulmatrix Inc.(a)	155	70
Reata Pharmaceuticals Inc., Series A(a)(b)	4,293	150,126
Revance Therapeutics Inc.(a)(b)	19,247	528,330
Ritter Pharmaceuticals Inc.(a)(b)	9,333	23,986
SCYNEXIS Inc.(a)(b)	46,827	76,796
Sonoma Pharmaceuticals Inc.(a)	3,740	9,275
Supernus Pharmaceuticals Inc.(a)	27,285	1,633,007
Teligent Inc.(a)(b)	33,378	115,488
Tetraphase Pharmaceuticals Inc.(a)	55,370	197,671
TherapeuticsMD Inc.(a)(b)	78,007	486,764
Theravance Biopharma Inc.(a)(b)	23,025	522,207
Titan Pharmaceuticals Inc.(a)(b)	9,230	10,061
VIVUS Inc.(a)(b)	74,450	52,487
WaVe Life Sciences Ltd.(a)(b)	5,105	195,266
Zoetis Inc.	252,135	21,479,381

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Zogenix Inc.(a)(b)	21,994	$ 972,135
Zynerba Pharmaceuticals Inc.(a)(b)	5,580	54,349
		553,337,335
Professional Services — 0.5%
Acacia Research Corp.(a)(b)	8,453	35,080
ASGN Inc.(a)	23,543	1,840,827
Barrett Business Services Inc.	4,344	419,500
CBIZ Inc.(a)	23,852	548,596
CoStar Group Inc.(a)	19,486	8,040,508
CRA International Inc.	4,590	233,585
DLH Holdings Corp.(a)	819	4,488
Dun & Bradstreet Corp. (The)	22,680	2,781,702
Equifax Inc.	61,239	7,661,611
Exponent Inc.	27,104	1,309,123
Forrester Research Inc.	4,735	198,633
Franklin Covey Co.(a)	8,473	208,012
FTI Consulting Inc.(a)	19,434	1,175,368
GEE Group Inc.(a)(b)	802	1,845
GP Strategies Corp.(a)	9,033	158,981
Heidrick & Struggles International Inc.	9,104	318,640
Hill International Inc.(a)(b)	19,418	114,566
Hudson Global Inc.(a)	14,589	23,634
Huron Consulting Group Inc.(a)	9,953	407,078
ICF International Inc.	9,337	663,394
IHS Markit Ltd.(a)	184,519	9,519,335
InnerWorkings Inc.(a)(b)	18,765	163,068
Insperity Inc.	17,522	1,668,971
Kelly Services Inc., Class A, NVS	14,163	317,959
Kforce Inc.	13,296	456,053
Korn/Ferry International	28,165	1,744,258
Lightbridge Corp.(a)(b)	3,834	3,834
ManpowerGroup Inc.	36,607	3,150,398
Marathon Patent Group Inc.(a)(b)	1,210	1,112
Mastech Digital Inc.(a)(b)	634	10,207
Mistras Group Inc.(a)	8,695	164,162
Navigant Consulting Inc.(a)	23,312	516,128
Nielsen Holdings PLC	175,685	5,433,937
RCM Technologies Inc.	4,951	24,458
Resources Connection Inc.	18,504	312,718
Robert Half International Inc.	65,136	4,240,354
Spherix Inc.(a)	238	252
TransUnion(b)	75,603	5,416,199
TriNet Group Inc.(a)	22,509	1,259,154
TrueBlue Inc.(a)	19,432	523,692
Verisk Analytics Inc.(a)	78,767	8,478,480
Volt Information Sciences Inc.(a)(b)	4,806	16,340
WageWorks Inc.(a)(b)	23,606	1,180,300
Willdan Group Inc.(a)(b)	4,350	134,720
		70,881,260
Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)(b)	5,208	151,917
American Realty Investors Inc.(a)(b)	779	12,316
CBRE Group Inc., Class A(a)	153,143	7,311,047
CKX Lands Inc.	229	2,457
Consolidated-Tomoka Land Co.(b)	3,912	240,627
Forestar Group Inc.(a)(b)	1,009	20,937
FRP Holdings Inc.(a)(b)	3,934	254,727
Griffin Industrial Realty Inc.	642	28,242
HFF Inc., Class A	18,250	626,887
Security	Shares	Value
Real Estate Management & Development (continued)
Howard Hughes Corp. (The)(a)	18,473	$ 2,447,672
Income Opportunity Realty Investors Inc.(a)(b)	108	1,442
InterGroup Corp. (The)(a)(b)	126	3,440
Jones Lang LaSalle Inc.	22,038	3,658,088
JW Mays Inc.(a)(b)	106	4,426
Kennedy-Wilson Holdings Inc.	68,556	1,449,959
Marcus & Millichap Inc.(a)	5,464	213,151
Maui Land & Pineapple Co. Inc.(a)(b)	4,326	48,451
Newmark Group Inc., Class A	60,810	865,326
Rafael Holdings Inc., Class B(a)	15	138
RE/MAX Holdings Inc., Class A	9,040	474,148
Realogy Holdings Corp.	70,276	1,602,293
RMR Group Inc. (The), Class A	4,050	317,722
St. Joe Co. (The)(a)(b)	29,681	532,774
Stratus Properties Inc.(a)	3,916	119,634
Tejon Ranch Co.(a)(b)	8,406	204,266
Transcontinental Realty Investors Inc.(a)	269	8,998
		20,601,085
Road & Rail — 1.0%
AMERCO	4,012	1,428,874
ArcBest Corp.	13,164	601,595
Avis Budget Group Inc.(a)	39,763	1,292,297
Covenant Transportation Group Inc., Class A(a)(b)	5,277	166,225
CSX Corp.	455,632	29,060,209
Genesee & Wyoming Inc., Class A(a)	32,117	2,611,754
Heartland Express Inc.	18,400	341,320
Hertz Global Holdings Inc.(a)(b)	47,077	722,161
JB Hunt Transport Services Inc.	45,681	5,552,526
Kansas City Southern	54,671	5,792,939
Knight-Swift Transportation Holdings Inc.	61,662	2,356,105
Landstar System Inc.	19,534	2,133,113
Marten Transport Ltd.	19,478	456,759
Norfolk Southern Corp.	147,862	22,307,940
Old Dominion Freight Line Inc.	33,244	4,952,026
PAM Transportation Services Inc.(a)	673	31,611
Patriot Transportation Holding Inc.(a)(b)	681	14,642
Roadrunner Transportation Systems Inc.(a)(b)	14,550	30,410
Ryder System Inc.	27,462	1,973,419
Saia Inc.(a)	13,236	1,070,131
Schneider National Inc., Class B	23,126	636,196
Union Pacific Corp.	397,728	56,350,103
Universal Logistics Holdings Inc.	4,442	116,603
USA Truck Inc.(a)(b)	4,513	105,920
Werner Enterprises Inc.	23,078	866,579
YRC Worldwide Inc.(a)	17,665	177,533
		141,148,990
Semiconductors & Semiconductor Equipment — 3.8%
Adesto Technologies Corp.(a)(b)	3,920	32,928
Advanced Energy Industries Inc.(a)	22,696	1,318,411
Advanced Micro Devices Inc.(a)	423,043	6,341,415
Aehr Test Systems(a)	8,393	19,724
Alpha & Omega Semiconductor Ltd.(a)	27	384
Amkor Technology Inc.(a)	88,364	759,047
Amtech Systems Inc.(a)(b)	4,788	28,967
Analog Devices Inc.	188,967	18,125,715
Applied Materials Inc.	541,533	25,013,409
Axcelis Technologies Inc.(a)	14,021	277,616
AXT Inc.(a)(b)	18,341	129,304
Broadcom Inc.	210,963	51,188,062

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Brooks Automation Inc.	36,489	$ 1,190,271
Cabot Microelectronics Corp.	18,863	2,028,904
Cavium Inc.(a)	32,835	2,840,227
CEVA Inc.(a)	9,529	287,776
Cirrus Logic Inc.(a)	31,926	1,223,724
Cohu Inc.	13,243	324,586
Cree Inc.(a)(b)	51,002	2,120,153
CVD Equipment Corp.(a)(b)	3,896	25,947
CyberOptics Corp.(a)	4,327	75,290
Cypress Semiconductor Corp.	180,332	2,809,573
Diodes Inc.(a)	18,751	646,347
DSP Group Inc.(a)(b)	26	324
Entegris Inc.	70,306	2,383,373
First Solar Inc.(a)	40,410	2,127,991
FormFactor Inc.(a)	36,766	488,988
GSI Technology Inc.(a)(b)	9,393	70,635
Ichor Holdings Ltd.(a)(b)	10,655	226,099
Inphi Corp.(a)(b)	18,587	606,122
Integrated Device Technology Inc.(a)	68,863	2,195,352
Intel Corp.	2,409,044	119,753,577
Intermolecular Inc.(a)(b)	13,810	23,063
inTEST Corp.(a)	4,425	32,302
KLA-Tencor Corp.	79,608	8,162,208
Kopin Corp.(a)(b)	31,765	90,848
Kulicke & Soffa Industries Inc.	36,254	863,570
Lam Research Corp.	83,875	14,497,794
Lattice Semiconductor Corp.(a)	59,573	390,799
MACOM Technology Solutions Holdings Inc.(a)(b)	21,342	491,720
Marvell Technology Group Ltd.	229,589	4,922,388
Maxim Integrated Products Inc.	143,264	8,403,866
MaxLinear Inc.(a)	27,620	430,596
Microchip Technology Inc.	119,181	10,839,512
Micron Technology Inc.(a)(b)	593,892	31,143,696
MKS Instruments Inc.	30,639	2,932,152
Monolithic Power Systems Inc.	23,313	3,116,249
MoSys Inc.(a)(b)	3,811	6,669
Nanometrics Inc.(a)	13,102	463,942
NeoPhotonics Corp.(a)(b)	13,939	86,840
NVE Corp.	3,755	457,284
NVIDIA Corp.	313,715	74,319,083
ON Semiconductor Corp.(a)	210,675	4,684,359
PDF Solutions Inc.(a)(b)	13,704	164,174
Photronics Inc.(a)	32,652	260,400
Pixelworks Inc.(a)	13,698	49,450
Power Integrations Inc.(b)	19,877	1,452,015
Qorvo Inc.(a)	64,581	5,177,459
QUALCOMM Inc.	760,998	42,707,208
QuickLogic Corp.(a)(b)	32,217	37,050
Rambus Inc.(a)	55,580	696,973
Rubicon Technology Inc.(a)	842	6,652
Rudolph Technologies Inc.(a)	14,612	432,515
Semtech Corp.(a)	32,375	1,523,244
Sigma Designs Inc.(a)	18,494	112,813
Silicon Laboratories Inc.(a)	18,917	1,884,133
Skyworks Solutions Inc.	93,406	9,027,690
SolarEdge Technologies Inc.(a)(b)	18,096	865,894
SunPower Corp.(a)(b)	13,449	103,154
Synaptics Inc.(a)(b)	18,565	935,119
Teradyne Inc.	101,928	3,880,399
Texas Instruments Inc.	505,683	55,751,551
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Trio-Tech International(a)	311	$ 1,390
Ultra Clean Holdings Inc.(a)	17,772	295,015
Universal Display Corp.(b)	22,466	1,932,076
Veeco Instruments Inc.(a)	23,232	331,056
Versum Materials Inc.	55,097	2,046,853
Xcerra Corp.(a)	23,846	333,129
Xilinx Inc.	129,186	8,430,678
Xperi Corp.	27,361	440,512
		549,897,783
Software — 5.9%
8x8 Inc.(a)	45,526	912,796
A10 Networks Inc.(a)(b)	18,844	117,398
ACI Worldwide Inc.(a)	59,522	1,468,408
Activision Blizzard Inc.	393,391	30,023,601
Adobe Systems Inc.(a)	254,510	62,052,083
Agilysys Inc.(a)	8,625	133,688
American Software Inc./GA, Class A	13,728	200,017
ANSYS Inc.(a)	42,640	7,427,035
Appian Corp.(a)(b)	10,344	374,039
Aspen Technology Inc.(a)	41,589	3,856,964
Asure Software Inc.(a)(b)	4,356	69,478
Autodesk Inc.(a)	114,934	15,066,698
Avaya Holdings Corp.(a)(b)	53,169	1,067,634
Aware Inc./MA(a)	9,293	37,637
Blackbaud Inc.	23,391	2,396,408
Blackline Inc.(a)	16,872	732,751
Bottomline Technologies de Inc.(a)	18,639	928,781
BSQUARE Corp.(a)	4,943	13,346
CA Inc.	161,743	5,766,138
Cadence Design Systems Inc.(a)	149,388	6,469,994
CDK Global Inc.	68,529	4,457,811
Citrix Systems Inc.(a)	66,361	6,957,287
CommVault Systems Inc.(a)	23,297	1,534,107
Datawatch Corp.(a)	4,750	45,125
Dell Technologies Inc., Class V(a)	102,868	8,700,575
Digimarc Corp.(a)(b)	4,605	123,414
Digital Turbine Inc.(a)	27,154	41,003
Ebix Inc.(b)	13,678	1,042,948
Electronic Arts Inc.(a)	157,116	22,156,498
Ellie Mae Inc.(a)(b)	18,915	1,964,134
Everbridge Inc.(a)	12,549	595,074
Evolving Systems Inc.(a)	4,733	13,489
Fair Isaac Corp.(a)	14,587	2,819,959
Finjan Holdings Inc.(a)(b)	3,976	13,518
FireEye Inc.(a)(b)	87,633	1,348,672
Fortinet Inc.(a)	73,737	4,603,401
GlobalSCAPE Inc.	8,597	33,270
Glu Mobile Inc.(a)	59,466	381,177
GSE Systems Inc.(a)(b)	5,334	17,336
Guidewire Software Inc.(a)(b)	36,615	3,250,680
HubSpot Inc.(a)(b)	17,391	2,180,831
Imperva Inc.(a)	13,997	675,355
Intelligent Systems Corp.(a)(b)	3,785	32,816
Intuit Inc.	124,842	25,505,845
Majesco(a)	3,907	24,028
Mam Software Group Inc.(a)(b)	4,876	42,031
Manhattan Associates Inc.(a)	36,799	1,729,921
Microsoft Corp.	3,970,506	391,531,597
MicroStrategy Inc., Class A(a)	4,690	599,148
Mitek Systems Inc.(a)(b)	14,139	125,837

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
MobileIron Inc.(a)	19,261	$ 85,711
Model N Inc.(a)	9,962	185,293
Monotype Imaging Holdings Inc.	19,339	392,582
NetSol Technologies Inc.(a)	4,721	26,202
Nuance Communications Inc.(a)	126,360	1,754,509
NXT-ID Inc.(a)(b)	250	430
OneSpan Inc.(a)(b)	14,128	277,615
Oracle Corp.	1,552,498	68,403,062
Park City Group Inc.(a)(b)	8,376	66,170
Paycom Software Inc.(a)(b)	24,556	2,426,869
Paylocity Holding Corp.(a)(b)	14,279	840,462
Pegasystems Inc.	18,332	1,004,594
Progress Software Corp.	23,928	928,885
Proofpoint Inc.(a)	26,727	3,081,890
PROS Holdings Inc.(a)(b)	13,208	483,017
PTC Inc.(a)	56,265	5,278,220
QAD Inc.	244	9,882
QAD Inc., Class A	4,636	232,495
Qualys Inc.(a)(b)	15,125	1,275,038
Rapid7 Inc.(a)	12,119	341,998
RealNetworks Inc.(a)(b)	13,317	49,273
RealPage Inc.(a)(b)	27,439	1,511,889
Red Hat Inc.(a)(b)	91,998	12,361,771
RingCentral Inc., Class A(a)	32,786	2,306,495
RMG Networks Holding Corp.(a)	1,604	1,957
Rosetta Stone Inc.(a)(b)	9,087	145,665
Rubicon Project Inc. (The)(a)	9,959	28,383
SailPoint Technologies Holding Inc.(a)	22,976	563,831
salesforce.com Inc.(a)	364,536	49,722,710
Seachange International Inc.(a)	17,888	61,177
SecureWorks Corp., Class A(a)	4,769	59,374
ServiceNow Inc.(a)	89,005	15,350,692
SITO Mobile Ltd.(a)(b)	9,109	23,592
Smith Micro Software Inc.(a)(b)	5,354	12,261
Snap Inc., Class A, NVS(a)(b)	131,212	1,717,565
Sonic Foundry Inc.(a)	760	1,725
Splunk Inc.(a)	73,868	7,321,057
SS&C Technologies Holdings Inc.	106,058	5,504,410
Symantec Corp.	315,939	6,524,140
Synopsys Inc.(a)	74,973	6,415,440
Tableau Software Inc., Class A(a)	38,298	3,743,630
Take-Two Interactive Software Inc.(a)	58,548	6,929,741
Telenav Inc.(a)	14,046	78,658
TiVo Corp.	59,392	798,822
Tyler Technologies Inc.(a)	17,680	3,926,728
Ultimate Software Group Inc. (The)(a)	16,063	4,133,171
Upland Software Inc.(a)	6,087	209,210
Varonis Systems Inc.(a)	12,735	948,758
Verint Systems Inc.(a)	31,969	1,417,825
VirnetX Holding Corp.(a)(b)	23,484	79,846
VMware Inc., Class A(a)(b)	37,127	5,456,555
Workday Inc., Class A(a)	81,040	9,815,565
Workiva Inc.(a)	9,464	230,922
Zedge Inc., Class B(a)	3,923	14,750
Zendesk Inc.(a)	51,127	2,785,910
Zix Corp.(a)	27,783	149,750
Zynga Inc., Class A(a)	375,404	1,527,894
		860,687,847
Specialty Retail — 2.2%
Aaron's Inc.	32,334	1,404,912
Security	Shares	Value
Specialty Retail (continued)
Abercrombie & Fitch Co., Class A	42,019	$ 1,028,625
Advance Auto Parts Inc.(b)	37,305	5,062,288
American Eagle Outfitters Inc.	93,197	2,166,830
America's Car-Mart Inc./TX(a)	4,554	281,893
Appliance Recycling Centers of America Inc.(a)(b)	869	600
Asbury Automotive Group Inc.(a)	10,080	690,984
Ascena Retail Group Inc.(a)(b)	136,465	543,813
AutoNation Inc.(a)(b)	31,288	1,519,971
AutoZone Inc.(a)	13,434	9,013,274
Barnes & Noble Education Inc.(a)	18,828	106,190
Barnes & Noble Inc.	66,267	420,795
Bed Bath & Beyond Inc.	61,161	1,218,633
Best Buy Co. Inc.	126,043	9,400,287
Big 5 Sporting Goods Corp.(b)	7,541	57,312
Boot Barn Holdings Inc.(a)	8,404	174,383
Buckle Inc. (The)(b)	28,634	770,255
Build-A-Bear Workshop Inc.(a)(b)	18,473	140,395
Burlington Stores Inc.(a)	35,861	5,398,156
Caleres Inc.	24,121	829,521
Camping World Holdings Inc., Class A(b)	14,249	355,940
CarMax Inc.(a)(b)	94,130	6,859,253
Carvana Co.(a)(b)	13,702	570,003
Cato Corp. (The), Class A	18,796	462,758
Chico's FAS Inc.	98,570	802,360
Children's Place Inc. (The)	9,564	1,155,331
Christopher & Banks Corp.(a)(b)	18,489	17,380
Citi Trends Inc.	8,576	235,325
Conn's Inc.(a)	13,679	451,407
Container Store Group Inc. (The)(a)(b)	9,170	77,120
Cool Holdings Inc.(a)(b)	310	1,101
Destination Maternity Corp.(a)	8,458	49,226
Destination XL Group Inc.(a)	22,968	51,678
Dick's Sporting Goods Inc.	41,064	1,447,506
DSW Inc., Class A	46,394	1,197,893
Express Inc.(a)	53,768	491,977
Five Below Inc.(a)	32,896	3,214,268
Floor & Decor Holdings Inc., Class A(a)(b)	17,040	840,583
Foot Locker Inc.	61,410	3,233,236
Francesca's Holdings Corp.(a)	22,147	167,210
GameStop Corp., Class A	72,989	1,063,450
Gap Inc. (The)	112,244	3,635,583
Genesco Inc.(a)(b)	17,510	695,147
GNC Holdings Inc., Class A(a)(b)	70,565	248,389
Group 1 Automotive Inc.	9,863	621,369
Guess? Inc.	32,210	689,294
Haverty Furniture Companies Inc.	9,487	204,919
Hibbett Sports Inc.(a)	13,771	315,356
Home Depot Inc. (The)	588,628	114,841,323
Kirkland's Inc.(a)(b)	8,590	99,988
L Brands Inc.	121,638	4,486,009
Lithia Motors Inc., Class A	13,826	1,307,525
Lowe's Companies Inc.	423,914	40,513,461
Lumber Liquidators Holdings Inc.(a)	13,816	336,420
MarineMax Inc.(a)	13,286	251,770
Michaels Companies Inc. (The)(a)	44,677	856,458
Monro Inc.	17,681	1,027,266
Murphy USA Inc.(a)(b)	18,006	1,337,666
National Vision Holdings Inc.(a)	17,120	626,078
New York & Co. Inc.(a)	17,877	91,530
O'Reilly Automotive Inc.(a)	43,056	11,778,830

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Office Depot Inc.	273,005	$ 696,163
Party City Holdco Inc.(a)(b)	27,773	423,538
Penske Automotive Group Inc.	19,171	898,161
Pier 1 Imports Inc.	98,451	234,313
Rent-A-Center Inc./TX(b)	27,148	399,619
RH(a)(b)	12,104	1,690,929
Ross Stores Inc.	191,735	16,249,541
Sally Beauty Holdings Inc.(a)(b)	79,038	1,266,979
Sears Hometown and Outlet Stores Inc.(a)(b)	5,270	11,067
Shoe Carnival Inc.	4,346	141,028
Signet Jewelers Ltd.	30,894	1,722,340
Sleep Number Corp.(a)(b)	23,465	680,954
Sonic Automotive Inc., Class A	14,109	290,645
Sportsman's Warehouse Holdings Inc.(a)	14,314	73,288
Stage Stores Inc.	14,723	35,482
Stein Mart Inc.(a)	44	108
Tailored Brands Inc.	32,134	820,060
Tandy Leather Factory Inc.(a)(b)	4,014	31,309
Tiffany & Co.	54,184	7,130,614
Tile Shop Holdings Inc.	27,158	209,117
Tilly's Inc., Class A	8,161	123,639
TJX Companies Inc. (The)	311,991	29,695,303
Tractor Supply Co.	60,793	4,650,057
Trans World Entertainment Corp.(a)	5,280	4,594
Ulta Salon Cosmetics & Fragrance Inc.(a)	29,355	6,853,218
Urban Outfitters Inc.(a)	41,788	1,861,655
Vitamin Shoppe Inc.(a)	13,359	92,845
Williams-Sonoma Inc.	35,767	2,195,378
Winmark Corp.	359	53,294
Zumiez Inc.(a)	4,737	118,662
		325,592,403
Technology Hardware, Storage & Peripherals — 3.7%
3D Systems Corp.(a)(b)	51,773	714,985
Apple Inc.	2,537,249	469,670,162
AstroNova Inc.	3,857	72,704
Avid Technology Inc.(a)	14,584	75,837
CPI Card Group Inc.	1,492	2,984
Cray Inc.(a)	19,244	473,402
Diebold Nixdorf Inc.(b)	36,448	435,554
Eastman Kodak Co.(a)(b)	18,708	71,090
Electronics For Imaging Inc.(a)	23,300	758,648
Hewlett Packard Enterprise Co.	810,648	11,843,567
HP Inc.	844,402	19,159,481
Immersion Corp.(a)(b)	14,013	216,361
Intevac Inc.(a)(b)	9,994	48,471
NCR Corp.(a)(b)	61,136	1,832,857
NetApp Inc.	140,458	11,030,167
Pure Storage Inc., Class A(a)(b)	61,803	1,475,856
Quantum Corp.(a)	17,124	37,673
Seagate Technology PLC	143,095	8,080,575
Super Micro Computer Inc.(a)	18,448	436,295
TransAct Technologies Inc.	4,495	56,188
USA Technologies Inc.(a)(b)	18,307	256,298
Western Digital Corp.	151,678	11,741,394
Xerox Corp.	117,576	2,821,824
Xplore Technologies Corp.(a)	4,769	18,313
		541,330,686
Textiles, Apparel & Luxury Goods — 0.8%
Carter's Inc.	25,077	2,718,096
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Charles & Colvard Ltd.(a)(b)	13,756	$ 14,719
Cherokee Inc.(a)(b)	4,543	2,533
Columbia Sportswear Co.	14,009	1,281,403
Crocs Inc.(a)	36,970	651,042
Crown Crafts Inc.	4,662	26,573
Culp Inc.	13	319
Deckers Outdoor Corp.(a)	14,753	1,665,466
Delta Apparel Inc.(a)	4,039	78,155
Differential Brands Group Inc.(a)	239	920
Forward Industries Inc.(a)(b)	5,273	8,542
Fossil Group Inc.(a)(b)	29,864	802,446
G-III Apparel Group Ltd.(a)	19,173	851,281
Hanesbrands Inc.	176,203	3,879,990
Iconix Brand Group Inc.(a)	26,961	15,729
Lakeland Industries Inc.(a)	4,008	56,713
Lululemon Athletica Inc.(a)	51,120	6,382,332
Michael Kors Holdings Ltd.(a)	77,448	5,158,037
Movado Group Inc.	8,988	434,120
Naked Brand Group Ltd.(a)(b)	749	4,749
NIKE Inc., Class B	658,399	52,461,232
Oxford Industries Inc.	8,620	715,288
Perry Ellis International Inc.(a)(b)	5,254	142,751
PVH Corp.	41,278	6,180,142
Ralph Lauren Corp.	28,554	3,589,809
Rocky Brands Inc.(b)	4,413	132,390
Sequential Brands Group Inc.(a)	14,211	27,996
Skechers U.S.A. Inc., Class A(a)	65,407	1,962,864
Steven Madden Ltd.	27,828	1,477,667
Superior Group of Companies Inc.	4,472	92,615
Tapestry Inc.	144,726	6,760,151
Under Armour Inc., Class A(a)(b)	92,247	2,073,713
Under Armour Inc., Class C, NVS(a)(b)	99,330	2,093,876
Unifi Inc.(a)	8,491	269,165
Vera Bradley Inc.(a)	9,564	134,279
VF Corp.	171,303	13,964,621
Vince Holding Corp.(a)	896	14,775
Wolverine World Wide Inc.	50,970	1,772,227
		117,898,726
Thrifts & Mortgage Finance — 0.2%
BankFinancial Corp.	29	512
Beneficial Bancorp. Inc.	37,754	611,615
BofI Holding Inc.(a)(b)	27,970	1,144,253
Broadway Financial Corp./DE(a)	3,840	8,448
BSB Bancorp. Inc./MA(a)	4,536	156,038
Capitol Federal Financial Inc.	61,138	804,576
Central Federal Corp.(a)(b)	9,378	22,507
Charter Financial Corp./MD	8,545	206,362
Citizens Community Bancorp. Inc./WI	799	11,306
Coastway Bancorp. Inc.(a)	858	23,767
Columbia Financial Inc.(a)(b)	25,773	426,543
Dime Community Bancshares Inc.	32,123	626,398
Elmira Savings Bank	668	13,694
Entegra Financial Corp.(a)(b)	2,542	74,481
Equitable Financial Corp.(a)	747	8,068
ESSA Bancorp. Inc.	4,650	73,610
Essent Group Ltd.(a)	45,403	1,626,335
Federal Agricultural Mortgage Corp., Class C, NVS	4,663	417,245
First Capital Inc.	627	26,052
First Defiance Financial Corp.	4,633	310,689
Flagstar Bancorp. Inc.(a)	9,490	325,127

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
FS Bancorp. Inc.	626	$ 39,595
Greene County Bancorp. Inc.	636	21,560
Guaranty Federal Bancshares Inc.	825	20,171
Hamilton Bancorp. Inc./MD(a)	790	12,403
Hingham Institution for Savings	262	57,561
HMN Financial Inc.(a)	848	17,045
Home Bancorp. Inc.	3,870	180,148
Home Federal Bancorp. Inc./LA	253	7,970
HomeStreet Inc.(a)	9,550	257,372
HopFed Bancorp. Inc.	3,951	65,508
IF Bancorp. Inc.	697	16,993
Impac Mortgage Holdings Inc.(a)	4,437	42,285
Kearny Financial Corp./MD	66,119	889,301
Kentucky First Federal Bancorp.	844	7,132
Lake Shore Bancorp. Inc.	652	11,377
LendingTree Inc.(a)(b)	4,147	886,629
Magyar Bancorp. Inc.(a)(b)	714	9,175
Malvern Bancorp. Inc.(a)(b)	3,943	96,012
Meridian Bancorp. Inc.	23,903	457,742
Meta Financial Group Inc.	4,239	412,879
MGIC Investment Corp.(a)	185,995	1,993,866
MSB Financial Corp./MD	650	13,975
Nationstar Mortgage Holdings Inc.(a)(b)	32,581	571,145
New York Community Bancorp. Inc.	284,460	3,140,438
NMI Holdings Inc., Class A(a)	27,483	447,973
Northfield Bancorp. Inc.	19,319	321,082
Northwest Bancshares Inc.	50,838	884,073
OceanFirst Financial Corp.	17,755	531,940
Oconee Federal Financial Corp.	212	6,135
Ocwen Financial Corp.(a)(b)	60,035	237,739
Oritani Financial Corp.	18,587	301,109
Pathfinder Bancorp. Inc.	713	11,387
PB Bancorp Inc.	698	7,922
PHH Corp.(a)	22,718	246,717
Poage Bankshares Inc.	661	13,022
Provident Bancorp. Inc.(a)	4,726	123,821
Provident Financial Holdings Inc.	4,022	76,740
Provident Financial Services Inc.	36,620	1,008,149
Prudential Bancorp. Inc.	4,473	86,329
Radian Group Inc.	106,517	1,727,706
Riverview Bancorp. Inc.	10,137	85,556
Security National Financial Corp., Class A(a)(b)	5,691	29,593
Severn Bancorp. Inc.(b)	4,533	39,210
SI Financial Group Inc.	4,913	72,467
Southern Missouri Bancorp. Inc.	3,862	150,695
Territorial Bancorp. Inc.	8,282	256,742
TFS Financial Corp.	32,609	514,244
Timberland Bancorp. Inc./WA	4,004	149,509
TrustCo Bank Corp. NY	46,658	415,256
United Community Bancorp.	811	22,059
United Community Financial Corp./OH	23,441	257,617
United Financial Bancorp. Inc.	23,877	418,325
Walker & Dunlop Inc.	13,752	765,299
Washington Federal Inc.	46,282	1,513,421
Waterstone Financial Inc.	13,671	233,091
Western New England Bancorp Inc.	13,276	146,036
WSFS Financial Corp.	13,878	739,697
WVS Financial Corp.	222	3,674
		27,990,243
Security	Shares	Value
Tobacco — 0.8%
22nd Century Group Inc.(a)(b)	27,629	$ 67,967
Alliance One International Inc.(a)(b)	4,585	72,672
Altria Group Inc.	967,743	54,958,125
Philip Morris International Inc.	798,150	64,442,631
Universal Corp./VA	12,410	819,681
Vector Group Ltd.	49,486	944,193
		121,305,269
Trading Companies & Distributors — 0.4%
AeroCentury Corp.(a)	249	3,947
Air Lease Corp.	46,837	1,965,749
Aircastle Ltd.	31,768	651,244
Applied Industrial Technologies Inc.	23,577	1,653,927
Beacon Roofing Supply Inc.(a)	33,976	1,448,057
BlueLinx Holdings Inc.(a)(b)	4,326	162,355
BMC Stock Holdings Inc.(a)	47,232	984,787
CAI International Inc.(a)	9,077	210,949
DXP Enterprises Inc./TX(a)	5,398	206,204
EnviroStar Inc.(b)	3,901	157,210
Fastenal Co.	143,880	6,924,944
GATX Corp.	22,311	1,656,145
General Finance Corp.(a)(b)	5,467	74,078
GMS Inc.(a)	18,397	498,375
H&E Equipment Services Inc.	14,662	551,438
HD Supply Holdings Inc.(a)	94,319	4,045,342
Herc Holdings Inc.(a)(b)	13,314	750,111
Houston Wire & Cable Co.(a)	9,224	78,404
Huttig Building Products Inc.(a)	8,986	42,683
Kaman Corp.	13,777	960,119
Lawson Products Inc./DE(a)	3,915	95,330
MRC Global Inc.(a)	50,736	1,099,449
MSC Industrial Direct Co. Inc., Class A	23,540	1,997,369
Nexeo Solutions Inc.(a)(b)	50,303	459,266
NOW Inc.(a)(b)	54,948	732,457
Rush Enterprises Inc., Class A(a)	13,801	598,687
Rush Enterprises Inc., Class B(a)	4,648	204,047
SiteOne Landscape Supply Inc.(a)(b)	18,510	1,554,285
Systemax Inc.	4,866	167,050
Titan Machinery Inc.(a)(b)	9,092	141,381
Transcat Inc.(a)(b)	4,363	82,461
Triton International Ltd.	23,324	715,114
United Rentals Inc.(a)	42,164	6,224,250
Univar Inc.(a)(b)	50,635	1,328,662
Veritiv Corp.(a)(b)	4,478	178,448
Watsco Inc.	17,647	3,146,107
WESCO International Inc.(a)	22,470	1,283,037
Willis Lease Finance Corp.(a)	3,867	122,159
WW Grainger Inc.	26,213	8,084,089
		51,239,716
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	40,793	1,721,465
Water Utilities — 0.1%
American States Water Co.	18,445	1,054,316
American Water Works Co. Inc.	94,336	8,054,408
Aqua America Inc.	103,189	3,630,189
Artesian Resources Corp., Class A, NVS	4,425	171,557
Cadiz Inc.(a)(b)	9,179	120,245
California Water Service Group	23,618	919,921
Connecticut Water Service Inc.	5,122	334,569
Middlesex Water Co.	8,958	377,759

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Water Utilities (continued)
Pure Cycle Corp.(a)(b)	9,043	$ 86,361
SJW Group	9,031	598,033
York Water Co. (The)	5,417	172,260
		15,519,618
Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)	17,827	402,712
NII Holdings Inc.(a)(b)	50,857	198,342
Shenandoah Telecommunications Co.	23,026	752,950
Spok Holdings Inc.	8,160	122,808
Sprint Corp.(a)(b)	361,700	1,967,648
T-Mobile U.S. Inc.(a)	148,466	8,870,843
Telephone & Data Systems Inc.	59,928	1,643,226
U.S. Cellular Corp.(a)	5,440	201,498
		14,160,027
Total Common Stocks — 99.8% (Cost: $12,140,070,130)		14,471,984,974
Rights
Biotechnology — 0.0%
Cytori Therapeutics Inc., (Expires 07/13/18)(a)(d)	471	—
Total Rights — 0.0% (Cost: $0)		—
Warrants
Energy Equipment & Services — 0.0%
SAExploration Holdings Inc. (Expires 07/27/21)(a)	38	—
Oil, Gas & Consumable Fuels — 0.0%
Bonanza Creek Energy Inc., NVS, (Expires 04/28/20)(a)	2,346	1,056
Total Warrants — 0.0% (Cost: $0)		1,056
Security	Shares	Value
Short-Term Investments
Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(e)(f)	328,073,964	$ 328,139,579
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(e)	79,873,985	79,873,985
		408,013,564
Total Short-Term Investments — 2.8% (Cost: $407,965,902)		408,013,564
Total Investments in Securities — 102.6% (Cost: $12,548,036,032)		14,879,999,594
Other Assets, Less Liabilities — (2.6)%		(373,124,110)
Net Assets — 100.0%		$ 14,506,875,484

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	314,387,201	13,686,763 (a)	—	328,073,964	$328,139,579	$ 824,400(b)	$ (9,716)	$ 72,062
BlackRock Cash Funds: Treasury, SL Agency Shares	15,815,552	64,058,433 (a)	—	79,873,985	79,873,985	139,071	—	—
BlackRock Inc.	58,445	5,026	(42)	63,429	31,653,608	177,273	9,593	(2,652,469)
PennyMac Mortgage Investment Trust	17,833	13,450	(21)	31,262	593,665	8,397	99	19,645
PNC Financial Services Group Inc. (The)	228,036	19,027	(159)	246,904	33,356,730	171,345	9,899	(3,871,999)
					$473,617,567	$1,320,486	$ 9,875	$ (6,432,761)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Core S&P Total U.S. Stock Market ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	214	09/21/18	$ 29,121	$ (438,946)
S&P MidCap 400 E-Mini	16	09/21/18	3,130	(54,697)
				$ (493,643)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$14,471,929,524	$ —	$ 55,450	$14,471,984,974
Rights	—	—	0 (a)	0(a)
Warrants	1,056	0 (a)	—	1,056
Money Market Funds	408,013,564	—	—	408,013,564
	$14,879,944,144	$ 0 (a)	$ 55,450	$14,879,999,594
Derivative financial instruments(b)
Liabilities
Futures Contracts	$ (493,643)	$ —	$ —	$ (493,643)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Core S&P U.S. Growth ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.0%
Boeing Co. (The)	185,786	$ 62,333,061
Curtiss-Wright Corp.	8,508	1,012,622
General Dynamics Corp.	46,823	8,728,276
Harris Corp.	25,335	3,661,921
Huntington Ingalls Industries Inc.	10,357	2,245,294
KLX Inc.(a)	17,095	1,229,131
Lockheed Martin Corp.	52,238	15,432,672
Northrop Grumman Corp.	40,172	12,360,924
Raytheon Co.	59,586	11,510,824
Rockwell Collins Inc.	55,875	7,525,245
Teledyne Technologies Inc.(a)	12,273	2,443,063
TransDigm Group Inc.	16,545	5,710,341
		134,193,374
Air Freight & Logistics — 0.6%
Expeditors International of Washington Inc.	32,562	2,380,282
FedEx Corp.	47,566	10,800,336
United Parcel Service Inc., Class B	114,642	12,178,420
		25,359,038
Airlines — 0.2%
American Airlines Group Inc.	76,963	2,921,515
Southwest Airlines Co.	121,529	6,183,396
		9,104,911
Auto Components — 0.3%
Aptiv PLC	89,888	8,236,437
BorgWarner Inc.	44,773	1,932,403
Dana Inc.	30,590	617,612
Delphi Technologies PLC	30,380	1,381,075
Gentex Corp.	57,565	1,325,146
		13,492,673
Automobiles — 0.0%
Thor Industries Inc.	16,436	1,600,702
Banks — 1.6%
BancorpSouth Bank	12,772	420,837
Bank of America Corp.	1,535,262	43,279,036
Bank of Hawaii Corp.	6,833	570,009
Bank of the Ozarks Inc.	41,047	1,848,757
Cathay General Bancorp.	15,844	641,524
Comerica Inc.	29,896	2,718,144
Commerce Bancshares Inc.	16,920	1,094,893
Cullen/Frost Bankers Inc.	10,478	1,134,139
East West Bancorp. Inc.	49,143	3,204,124
Hancock Whitney Corp.	12,455	581,026
Home BancShares Inc./AR	26,323	593,847
MB Financial Inc.	14,651	684,202
Pinnacle Financial Partners Inc.	14,802	908,103
Signature Bank/New York NY(a)	6,583	841,834
Sterling Bancorp./DE	50,612	1,189,382
SVB Financial Group(a)	17,990	5,194,792
Synovus Financial Corp.	39,991	2,112,724
Texas Capital Bancshares Inc.(a)	16,987	1,554,310
Webster Financial Corp.	17,870	1,138,319
Wintrust Financial Corp.	10,627	925,080
		70,635,082
Beverages — 1.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	1,367	409,690
Brown-Forman Corp., Class B, NVS	60,087	2,944,864
Security	Shares	Value
Beverages (continued)
Coca-Cola Co. (The)	584,581	$ 25,639,723
Constellation Brands Inc., Class A	56,986	12,472,526
Monster Beverage Corp.(a)	139,145	7,973,008
PepsiCo Inc.	235,652	25,655,433
		75,095,244
Biotechnology — 3.6%
AbbVie Inc.	514,038	47,625,621
Alexion Pharmaceuticals Inc.(a)	39,230	4,870,405
Amgen Inc.	133,239	24,594,587
Biogen Inc.(a)	49,367	14,328,278
Celgene Corp.(a)	240,133	19,071,363
Dyax Corp.(a)(c)	12,804	29,321
Exelixis Inc.(a)	95,436	2,053,783
Gilead Sciences Inc.	286,454	20,292,401
Incyte Corp.(a)	59,722	4,001,374
Regeneron Pharmaceuticals Inc.(a)	26,276	9,064,957
United Therapeutics Corp.(a)	9,974	1,128,558
Vertex Pharmaceuticals Inc.(a)	86,464	14,695,421
		161,756,069
Building Products — 0.3%
Allegion PLC	20,803	1,609,320
AO Smith Corp.	49,233	2,912,132
Fortune Brands Home & Security Inc.	49,649	2,665,655
Lennox International Inc.	12,683	2,538,502
Masco Corp.	69,995	2,619,213
		12,344,822
Capital Markets — 3.1%
Affiliated Managers Group Inc.	8,217	1,221,621
Ameriprise Financial Inc.	33,926	4,745,569
BlackRock Inc.(d)	24,713	12,332,776
Cboe Global Markets Inc.	38,030	3,957,782
Charles Schwab Corp. (The)	407,154	20,805,569
CME Group Inc.	77,390	12,685,769
E*TRADE Financial Corp.(a)	89,565	5,477,795
Eaton Vance Corp., NVS	40,736	2,126,012
Evercore Inc., Class A	13,933	1,469,235
FactSet Research Systems Inc.	13,124	2,599,864
Federated Investors Inc., Class B	30,140	702,865
Interactive Brokers Group Inc., Class A	24,027	1,547,579
Intercontinental Exchange Inc.	196,690	14,466,550
Janus Henderson Group PLC	61,169	1,879,723
MarketAxess Holdings Inc.	12,880	2,548,437
Moody's Corp.	56,594	9,652,673
MSCI Inc.	30,112	4,981,428
Nasdaq Inc.	18,890	1,724,090
Northern Trust Corp.	38,950	4,007,566
Raymond James Financial Inc.	21,281	1,901,457
S&P Global Inc.	85,247	17,381,011
SEI Investments Co.	44,644	2,791,143
T Rowe Price Group Inc.	82,322	9,556,761
		140,563,275
Chemicals — 1.1%
Air Products & Chemicals Inc.	26,789	4,171,851
Albemarle Corp.(b)	22,304	2,103,936
CF Industries Holdings Inc.	34,365	1,525,806
Chemours Co. (The)	60,553	2,686,131
Ecolab Inc.	40,662	5,706,098
FMC Corp.	45,626	4,070,295
International Flavors & Fragrances Inc.	16,181	2,005,797

iShares® Core S&P U.S. Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
NewMarket Corp.	1,417	$ 573,177
Olin Corp.	33,296	956,261
PolyOne Corp.	17,174	742,260
PPG Industries Inc.	40,771	4,229,176
Praxair Inc.	50,630	8,007,135
RPM International Inc.	19,458	1,134,791
Scotts Miracle-Gro Co. (The)	6,933	576,548
Sensient Technologies Corp.	6,592	471,658
Sherwin-Williams Co. (The)	28,016	11,418,481
Valvoline Inc.	41,002	884,413
		51,263,814
Commercial Services & Supplies — 0.6%
Brink's Co. (The)	17,370	1,385,257
Cintas Corp.	29,298	5,422,181
Copart Inc.(a)	68,745	3,888,217
Deluxe Corp.	7,994	529,283
Healthcare Services Group Inc.	24,881	1,074,610
Herman Miller Inc.	19,615	664,949
MSA Safety Inc.	7,684	740,277
Republic Services Inc.	34,599	2,365,188
Rollins Inc.	32,272	1,696,862
Waste Management Inc.	134,972	10,978,622
		28,745,446
Communications Equipment — 0.9%
Cisco Systems Inc.	733,779	31,574,510
F5 Networks Inc.(a)	12,214	2,106,304
InterDigital Inc./PA	11,617	939,815
Lumentum Holdings Inc.(a)(b)	10,619	614,840
Motorola Solutions Inc.	55,229	6,426,999
Plantronics Inc.	6,126	467,108
ViaSat Inc.(a)(b)	6,778	445,450
		42,575,026
Construction & Engineering — 0.0%
Dycom Industries Inc.(a)(b)	10,707	1,011,919
Granite Construction Inc.	8,327	463,481
Valmont Industries Inc.	3,142	473,656
		1,949,056
Construction Materials — 0.2%
Eagle Materials Inc.	16,333	1,714,475
Martin Marietta Materials Inc.	9,191	2,052,626
Vulcan Materials Co.	23,112	2,982,835
		6,749,936
Consumer Finance — 0.3%
American Express Co.	145,531	14,262,038
SLM Corp.(a)	100,061	1,145,698
		15,407,736
Containers & Packaging — 0.2%
AptarGroup Inc.	10,110	944,072
Avery Dennison Corp.	30,067	3,069,841
Packaging Corp. of America	20,887	2,334,958
Sealed Air Corp.	20,621	875,361
Silgan Holdings Inc.	10,482	281,232
		7,505,464
Distributors — 0.1%
LKQ Corp.(a)	61,687	1,967,815
Pool Corp.	13,691	2,074,187
		4,042,002
Security	Shares	Value
Diversified Consumer Services — 0.1%
H&R Block Inc.	45,906	$ 1,045,739
Service Corp. International/U.S.	62,937	2,252,515
Sotheby's(a)	12,596	684,467
		3,982,721
Electric Utilities — 0.4%
ALLETE Inc.	9,042	699,941
FirstEnergy Corp.	61,994	2,226,205
IDACORP Inc.	8,959	826,378
NextEra Energy Inc.	81,587	13,627,477
PNM Resources Inc.	15,826	615,631
		17,995,632
Electrical Equipment — 0.4%
AMETEK Inc.	78,854	5,690,104
Emerson Electric Co.	87,562	6,054,037
Hubbell Inc.	9,927	1,049,681
Rockwell Automation Inc.	29,540	4,910,434
		17,704,256
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	102,508	8,933,572
Belden Inc.	6,140	375,277
Cognex Corp.(b)	58,509	2,610,086
Coherent Inc.(a)	8,520	1,332,698
Corning Inc.	281,124	7,733,721
FLIR Systems Inc.	31,814	1,653,373
IPG Photonics Corp.(a)	12,811	2,826,491
Jabil Inc.	58,503	1,618,193
Keysight Technologies Inc.(a)	30,823	1,819,482
Littelfuse Inc.	8,504	1,940,443
National Instruments Corp.	36,936	1,550,573
TE Connectivity Ltd.	85,529	7,702,742
Trimble Inc.(a)	84,352	2,770,120
Vishay Intertechnology Inc.	21,569	500,401
Zebra Technologies Corp., Class A(a)	18,131	2,597,266
		45,964,438
Energy Equipment & Services — 0.0%
Apergy Corp.(a)	14,697	613,600
Core Laboratories NV	6,264	790,579
		1,404,179
Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities Inc.	18,937	2,389,281
American Tower Corp.	149,830	21,600,991
Apartment Investment & Management Co., Class A	23,898	1,010,885
AvalonBay Communities Inc.	20,756	3,567,749
Boston Properties Inc.	23,265	2,917,896
Camden Property Trust	16,819	1,532,715
CoreSite Realty Corp.	11,475	1,271,660
Corporate Office Properties Trust	14,586	422,848
Cousins Properties Inc.	73,843	715,539
Crown Castle International Corp.	95,630	10,310,827
CyrusOne Inc.	14,164	826,611
DCT Industrial Trust Inc.	32,146	2,145,103
Digital Realty Trust Inc.	42,109	4,698,522
Douglas Emmett Inc.	34,361	1,380,625
Equinix Inc.	26,936	11,579,517
Essex Property Trust Inc.	11,701	2,797,358
Extra Space Storage Inc.	43,026	4,294,425
Federal Realty Investment Trust	11,505	1,455,958
First Industrial Realty Trust Inc.	42,675	1,422,785
GEO Group Inc. (The)	22,510	619,925

iShares® Core S&P U.S. Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
GGP Inc.	84,435	$ 1,725,007
Healthcare Realty Trust Inc.	21,755	632,635
Highwoods Properties Inc.	15,799	801,483
Iron Mountain Inc.	42,784	1,497,868
Kilroy Realty Corp.	20,260	1,532,466
Lamar Advertising Co., Class A	28,413	1,940,892
Liberty Property Trust	24,978	1,107,275
Life Storage Inc.	7,995	777,993
Medical Properties Trust Inc.	69,726	978,953
National Retail Properties Inc.	21,107	927,864
PotlatchDeltic Corp.	13,073	664,762
Prologis Inc.	180,875	11,881,679
Public Storage	28,426	6,448,722
Quality Care Properties Inc.(a)	9,862	212,132
Rayonier Inc.	26,531	1,026,484
SBA Communications Corp.(a)	39,239	6,479,144
Simon Property Group Inc.	51,532	8,770,231
Tanger Factory Outlet Centers Inc.(b)	12,985	305,018
Taubman Centers Inc.	9,156	538,007
UDR Inc.	60,226	2,260,884
Uniti Group Inc.(a)	26,809	536,984
Urban Edge Properties	19,615	448,595
Vornado Realty Trust	38,344	2,834,389
Weingarten Realty Investors	16,138	497,212
		131,787,899
Food & Staples Retailing — 0.0%
Sprouts Farmers Market Inc.(a)	41,345	912,484
Food Products — 0.4%
Flowers Foods Inc.	27,383	570,388
General Mills Inc.	70,666	3,127,677
Hain Celestial Group Inc. (The)(a)	13,835	412,283
Hershey Co. (The)	25,660	2,387,920
Ingredion Inc.	11,166	1,236,076
Kellogg Co.	30,453	2,127,751
Lamb Weston Holdings Inc.	49,663	3,402,412
Lancaster Colony Corp.	3,434	475,334
McCormick & Co. Inc./MD, NVS	20,051	2,327,721
Sanderson Farms Inc.	4,549	478,327
Tootsie Roll Industries Inc.	3,101	95,666
		16,641,555
Gas Utilities — 0.0%
ONE Gas Inc.	7,383	551,806
Southwest Gas Holdings Inc.	7,896	602,228
WGL Holdings Inc.	6,439	571,461
		1,725,495
Health Care Equipment & Supplies — 4.5%
Abbott Laboratories	594,661	36,268,374
ABIOMED Inc.(a)	14,375	5,880,094
Align Technology Inc.(a)	24,473	8,373,192
Baxter International Inc.	93,926	6,935,496
Becton Dickinson and Co.	90,609	21,706,292
Boston Scientific Corp.(a)	468,098	15,306,805
Cantel Medical Corp.	12,178	1,197,828
Cooper Companies Inc. (The)	16,598	3,907,999
Edwards Lifesciences Corp.(a)	71,433	10,398,502
Globus Medical Inc., Class A(a)	25,032	1,263,115
Haemonetics Corp.(a)	11,140	999,035
Hill-Rom Holdings Inc.	22,533	1,968,032
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Hologic Inc.(a)	92,415	$ 3,673,496
ICU Medical Inc.(a)	5,107	1,499,671
IDEXX Laboratories Inc.(a)	29,566	6,443,614
Integra LifeSciences Holdings Corp.(a)	14,859	957,068
Intuitive Surgical Inc.(a)	38,406	18,376,503
LivaNova PLC(a)	14,756	1,472,944
Masimo Corp.(a)	16,008	1,563,181
Medtronic PLC	197,525	16,910,115
NuVasive Inc.(a)(b)	10,574	551,117
ResMed Inc.	48,511	5,024,769
STERIS PLC	17,609	1,849,121
Stryker Corp.	109,019	18,408,948
Teleflex Inc.	15,553	4,171,470
Varian Medical Systems Inc.(a)	16,704	1,899,579
West Pharmaceutical Services Inc.	15,333	1,522,414
Zimmer Biomet Holdings Inc.	38,701	4,312,840
		202,841,614
Health Care Providers & Services — 3.1%
Aetna Inc.	55,429	10,171,221
Anthem Inc.	45,869	10,918,198
Centene Corp.(a)	69,474	8,559,892
Chemed Corp.	5,357	1,723,936
Cigna Corp.	82,501	14,021,045
Encompass Health Corp.	33,468	2,266,453
HCA Healthcare Inc.	51,005	5,233,113
Laboratory Corp. of America Holdings(a)	20,270	3,639,073
Molina Healthcare Inc.(a)	7,697	753,844
Tenet Healthcare Corp.(a)	10,983	368,699
UnitedHealth Group Inc.	325,950	79,968,573
WellCare Health Plans Inc.(a)	8,369	2,060,783
		139,684,830
Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)	31,206	374,472
Cerner Corp.(a)	107,385	6,420,549
Medidata Solutions Inc.(a)(b)	20,250	1,631,340
		8,426,361
Hotels, Restaurants & Leisure — 2.6%
Boyd Gaming Corp.	27,321	946,946
Carnival Corp.	61,964	3,551,157
Chipotle Mexican Grill Inc.(a)	3,285	1,417,050
Churchill Downs Inc.	3,854	1,142,711
Cracker Barrel Old Country Store Inc.	3,260	509,245
Darden Restaurants Inc.	25,078	2,684,851
Domino's Pizza Inc.	14,384	4,058,733
Dunkin' Brands Group Inc.	28,009	1,934,582
Hilton Worldwide Holdings Inc.	38,244	3,027,395
ILG Inc.	25,507	842,496
Jack in the Box Inc.	6,501	553,365
Marriott International Inc./MD, Class A	100,705	12,749,253
McDonald's Corp.	266,366	41,736,889
MGM Resorts International	74,847	2,172,808
Norwegian Cruise Line Holdings Ltd.(a)	70,360	3,324,510
Papa John's International Inc.	3,489	176,962
Royal Caribbean Cruises Ltd.	38,004	3,937,214
Scientific Games Corp./DE, Class A(a)(b)	17,909	880,227
Six Flags Entertainment Corp.	26,332	1,844,557
Starbucks Corp.	299,612	14,636,046
Texas Roadhouse Inc.	14,651	959,787
Wendy's Co. (The)	31,828	546,805

iShares® Core S&P U.S. Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Destinations Inc.	33,835	$ 1,497,875
Wyndham Hotels & Resorts Inc.	33,620	1,977,865
Wynn Resorts Ltd.	28,814	4,821,735
Yum! Brands Inc.	49,492	3,871,264
		115,802,328
Household Durables — 0.5%
DR Horton Inc.	116,931	4,794,171
Garmin Ltd.	18,970	1,157,170
Helen of Troy Ltd.(a)	4,332	426,485
KB Home(b)	27,981	762,202
Lennar Corp., Class A	54,784	2,876,160
Mohawk Industries Inc.(a)	14,031	3,006,422
NVR Inc.(a)	1,163	3,454,517
PulteGroup Inc.	89,208	2,564,730
Tempur Sealy International Inc.(a)(b)	6,532	313,863
Toll Brothers Inc.	48,550	1,795,865
TRI Pointe Group Inc.(a)	52,407	857,379
Tupperware Brands Corp.	7,475	308,269
		22,317,233
Household Products — 1.0%
Church & Dwight Co. Inc.	43,894	2,333,405
Clorox Co. (The)	25,242	3,413,980
Colgate-Palmolive Co.	139,071	9,013,191
Energizer Holdings Inc.	9,187	578,414
Kimberly-Clark Corp.	52,078	5,485,897
Procter & Gamble Co. (The)	315,576	24,633,863
		45,458,750
Independent Power and Renewable Electricity Producers — 0.0%
NRG Energy Inc.	55,284	1,697,219
Industrial Conglomerates — 1.6%
3M Co.	201,350	39,609,572
Carlisle Companies Inc.	10,110	1,095,014
Honeywell International Inc.	149,508	21,536,628
Roper Technologies Inc.	34,940	9,640,295
		71,881,509
Insurance — 1.0%
Allstate Corp. (The)	55,977	5,109,021
Aon PLC	48,856	6,701,577
Arthur J Gallagher & Co.	31,839	2,078,450
Brown & Brown Inc.	50,531	1,401,225
CNO Financial Group Inc.	38,522	733,459
First American Financial Corp.	17,048	881,723
Kemper Corp.	15,488	1,171,667
Marsh & McLennan Companies Inc.	98,055	8,037,568
Primerica Inc.	11,790	1,174,284
Principal Financial Group Inc.	41,640	2,204,838
Progressive Corp. (The)	197,516	11,683,071
RenaissanceRe Holdings Ltd.	6,905	830,810
Torchmark Corp.	14,810	1,205,682
Willis Towers Watson PLC	18,780	2,847,048
		46,060,423
Internet & Direct Marketing Retail — 7.2%
Amazon.com Inc.(a)	136,577	232,153,585
Booking Holdings Inc.(a)(b)	16,315	33,071,973
Expedia Group Inc.	24,282	2,918,453
Netflix Inc.(a)	147,427	57,707,351
TripAdvisor Inc.(a)	13,789	768,185
		326,619,547
Security	Shares	Value
Internet Software & Services — 9.2%
Akamai Technologies Inc.(a)	23,456	$ 1,717,683
Alphabet Inc., Class A(a)	101,298	114,384,689
Alphabet Inc., Class C, NVS(a)	102,966	114,874,018
Cars.com Inc.(a)(b)	12,774	362,654
eBay Inc.(a)(b)	313,581	11,370,447
Facebook Inc., Class A(a)	813,627	158,103,999
j2 Global Inc.	16,876	1,461,630
LogMeIn Inc.	17,718	1,829,383
Twitter Inc.(a)	221,949	9,692,513
VeriSign Inc.(a)	32,750	4,500,505
		418,297,521
IT Services — 6.6%
Accenture PLC, Class A	137,431	22,482,337
Acxiom Corp.(a)	11,076	331,726
Alliance Data Systems Corp.	10,032	2,339,462
Automatic Data Processing Inc.	149,455	20,047,894
Broadridge Financial Solutions Inc.	40,104	4,615,970
Cognizant Technology Solutions Corp., Class A	198,751	15,699,342
CoreLogic Inc./U.S.(a)	27,966	1,451,435
DXC Technology Co.	50,579	4,077,173
Fidelity National Information Services Inc.	69,853	7,406,514
Fiserv Inc.(a)	139,208	10,313,921
FleetCor Technologies Inc.(a)	30,295	6,381,642
Gartner Inc.(a)	31,097	4,132,791
Global Payments Inc.	54,280	6,051,677
Jack Henry & Associates Inc.	26,389	3,440,070
Mastercard Inc., Class A	311,017	61,121,061
MAXIMUS Inc.	22,036	1,368,656
Paychex Inc.	70,841	4,841,982
PayPal Holdings Inc.(a)	378,628	31,528,354
Perspecta Inc.	25,114	516,093
Sabre Corp.	36,930	909,955
Teradata Corp.(a)	26,396	1,059,799
Total System Services Inc.	56,507	4,775,972
Visa Inc., Class A	605,840	80,243,508
Western Union Co. (The)	61,390	1,248,059
WEX Inc.(a)	13,622	2,594,719
		298,980,112
Leisure Products — 0.1%
Brunswick Corp./DE	12,995	837,918
Hasbro Inc.	20,980	1,936,664
Mattel Inc.(b)	31,958	524,750
Polaris Industries Inc.	19,972	2,440,179
		5,739,511
Life Sciences Tools & Services — 1.4%
Agilent Technologies Inc.	108,672	6,720,277
Bio-Rad Laboratories Inc., Class A(a)	6,829	1,970,440
Bio-Techne Corp.	12,646	1,870,976
Charles River Laboratories International Inc.(a)	16,277	1,827,256
Illumina Inc.(a)	49,890	13,933,778
IQVIA Holdings Inc.(a)	28,122	2,807,138
Mettler-Toledo International Inc.(a)	8,586	4,968,117
PerkinElmer Inc.	23,294	1,705,820
PRA Health Sciences Inc.(a)(b)	17,300	1,615,128
Thermo Fisher Scientific Inc.	98,167	20,334,312
Waters Corp.(a)(b)	26,716	5,171,950
		62,925,192
Machinery — 1.7%
Caterpillar Inc.	105,484	14,311,014

iShares® Core S&P U.S. Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Crane Co.	7,729	$ 619,325
Deere & Co.	60,374	8,440,285
Donaldson Co. Inc.	26,861	1,211,968
Dover Corp.	29,579	2,165,183
Fortive Corp.	68,965	5,317,891
Graco Inc.	56,898	2,572,928
IDEX Corp.	26,062	3,556,942
Illinois Tool Works Inc.	103,278	14,308,134
Ingersoll-Rand PLC	35,275	3,165,226
ITT Inc.	15,511	810,760
Kennametal Inc.	12,230	439,057
Lincoln Electric Holdings Inc.	11,393	999,850
Nordson Corp.	17,531	2,251,156
Oshkosh Corp.	12,070	848,762
Parker-Hannifin Corp.	25,317	3,945,654
Stanley Black & Decker Inc.	34,683	4,606,249
Terex Corp.	9,922	418,609
Timken Co. (The)	11,641	506,966
Toro Co. (The)	36,399	2,193,040
Wabtec Corp./DE	12,095	1,192,325
Woodward Inc.	9,949	764,680
Xylem Inc./NY	42,314	2,851,117
		77,497,121
Media — 1.7%
AMC Networks Inc., Class A(a)(b)	9,834	611,675
Cable One Inc.	1,033	757,489
CBS Corp., Class B, NVS	52,595	2,956,891
Charter Communications Inc., Class A(a)	62,798	18,413,002
Comcast Corp., Class A	778,856	25,554,265
John Wiley & Sons Inc., Class A	5,847	364,853
Live Nation Entertainment Inc.(a)(b)	45,844	2,226,643
Meredith Corp.	7,666	390,966
New York Times Co. (The), Class A	43,357	1,122,946
Walt Disney Co. (The)	237,029	24,843,009
		77,241,739
Metals & Mining — 0.0%
Royal Gold Inc.	22,123	2,053,899
Multi-Utilities — 0.2%
Dominion Energy Inc.	83,861	5,717,643
Vectren Corp.	18,151	1,296,889
WEC Energy Group Inc.	44,860	2,900,199
		9,914,731
Multiline Retail — 0.3%
Dollar General Corp.	41,516	4,093,478
Dollar Tree Inc.(a)	80,933	6,879,305
Ollie's Bargain Outlet Holdings Inc.(a)	16,736	1,213,360
		12,186,143
Oil, Gas & Consumable Fuels — 0.3%
Cabot Oil & Gas Corp.	69,881	1,663,168
Cimarex Energy Co.	10,548	1,073,154
EOG Resources Inc.	68,636	8,540,377
Hess Corp.	27,541	1,842,217
Matador Resources Co.(a)(b)	14,684	441,254
		13,560,170
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	49,449	1,346,002
Security	Shares	Value
Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	76,049	$ 10,851,432
Nu Skin Enterprises Inc., Class A	8,423	658,594
		11,510,026
Pharmaceuticals — 3.8%
Akorn Inc.(a)	31,669	525,389
Bristol-Myers Squibb Co.	349,298	19,330,151
Catalent Inc.(a)	45,496	1,905,828
Eli Lilly & Co.	197,637	16,864,365
Johnson & Johnson	491,295	59,613,735
Merck & Co. Inc.	337,344	20,476,781
Nektar Therapeutics(a)	54,883	2,679,937
Perrigo Co. PLC	15,651	1,141,114
Pfizer Inc.	912,756	33,114,788
Prestige Brands Holdings Inc.(a)	12,093	464,129
Zoetis Inc.	164,103	13,979,935
		170,096,152
Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	6,251	766,685
Equifax Inc.	24,225	3,030,790
Robert Half International Inc.	25,121	1,635,377
Verisk Analytics Inc.(a)(b)	33,889	3,647,812
		9,080,664
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	102,953	4,914,976
Jones Lang LaSalle Inc.	9,684	1,607,447
		6,522,423
Road & Rail — 1.2%
CSX Corp.	296,926	18,937,940
JB Hunt Transport Services Inc.	16,714	2,031,587
Kansas City Southern	16,457	1,743,784
Knight-Swift Transportation Holdings Inc.	22,078	843,600
Landstar System Inc.	9,788	1,068,850
Norfolk Southern Corp.	43,107	6,503,553
Old Dominion Freight Line Inc.	23,198	3,455,574
Union Pacific Corp.	136,943	19,402,084
Werner Enterprises Inc.	7,878	295,819
		54,282,791
Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices Inc.(a)(b)	96,475	1,446,160
Analog Devices Inc.	125,833	12,069,901
Applied Materials Inc.	341,977	15,795,918
Broadcom Inc.	136,142	33,033,495
Cirrus Logic Inc.(a)	20,376	781,012
Cree Inc.(a)	15,794	656,557
Cypress Semiconductor Corp.	74,443	1,159,822
First Solar Inc.(a)	14,044	739,557
Integrated Device Technology Inc.(a)(b)	43,436	1,384,740
Intel Corp.	900,982	44,787,815
KLA-Tencor Corp.	52,818	5,415,430
Lam Research Corp.	55,565	9,604,410
Microchip Technology Inc.	79,599	7,239,529
Micron Technology Inc.(a)	393,243	20,621,663
MKS Instruments Inc.	18,465	1,767,100
Monolithic Power Systems Inc.	13,185	1,762,439
NVIDIA Corp.	205,876	48,772,024
Qorvo Inc.(a)	42,956	3,443,782
QUALCOMM Inc.	175,941	9,873,809
Silicon Laboratories Inc.(a)	14,746	1,468,702
Skyworks Solutions Inc.	61,649	5,958,376

iShares® Core S&P U.S. Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne Inc.	64,714	$ 2,463,662
Texas Instruments Inc.	332,046	36,608,071
Versum Materials Inc.	36,484	1,355,381
Xilinx Inc.	52,574	3,430,979
		271,640,334
Software — 10.1%
ACI Worldwide Inc.(a)	20,430	504,008
Activision Blizzard Inc.	258,245	19,709,258
Adobe Systems Inc.(a)	167,064	40,731,874
ANSYS Inc.(a)	28,449	4,955,247
Autodesk Inc.(a)	45,339	5,943,490
Blackbaud Inc.	16,568	1,697,392
Cadence Design Systems Inc.(a)(b)	96,096	4,161,918
CDK Global Inc.	42,160	2,742,508
Citrix Systems Inc.(a)	24,711	2,590,701
CommVault Systems Inc.(a)	7,594	500,065
Electronic Arts Inc.(a)	104,091	14,678,913
Fair Isaac Corp.(a)	10,022	1,937,453
Fortinet Inc.(a)	48,998	3,058,945
Intuit Inc.	82,659	16,887,647
Manhattan Associates Inc.(a)	14,299	672,196
Microsoft Corp.	2,606,147	256,992,156
Oracle Corp.	515,414	22,709,141
PTC Inc.(a)	23,237	2,179,863
Red Hat Inc.(a)	60,155	8,083,027
salesforce.com Inc.(a)	239,223	32,630,017
Symantec Corp.	94,859	1,958,838
Synopsys Inc.(a)	50,796	4,346,614
Take-Two Interactive Software Inc.(a)	25,301	2,994,626
Tyler Technologies Inc.(a)	12,160	2,700,736
Ultimate Software Group Inc. (The)(a)	9,945	2,558,948
		457,925,581
Specialty Retail — 2.8%
American Eagle Outfitters Inc.	32,926	765,530
AutoZone Inc.(a)	3,829	2,568,991
CarMax Inc.(a)	30,010	2,186,829
Five Below Inc.(a)	19,128	1,868,997
Home Depot Inc. (The)	391,313	76,345,166
Lowe's Companies Inc.	189,605	18,120,550
O'Reilly Automotive Inc.(a)	15,113	4,134,463
Ross Stores Inc.	84,762	7,183,580
Tiffany & Co.	14,487	1,906,489
TJX Companies Inc. (The)	95,975	9,134,900
Tractor Supply Co.	16,923	1,294,440
Ulta Salon Cosmetics & Fragrance Inc.(a)	13,364	3,119,959
		128,629,894
Technology Hardware, Storage & Peripherals — 7.0%
Apple Inc.	1,667,230	308,620,945
NetApp Inc.	91,247	7,165,627
		315,786,572
Textiles, Apparel & Luxury Goods — 0.9%
Carter's Inc.	11,111	1,204,321
Deckers Outdoor Corp.(a)	5,280	596,059
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands Inc.	52,009	$ 1,145,238
Michael Kors Holdings Ltd.(a)	50,591	3,369,361
NIKE Inc., Class B	291,339	23,213,892
Skechers U.S.A. Inc., Class A(a)	46,979	1,409,840
Tapestry Inc.	37,730	1,762,368
VF Corp.	68,756	5,604,989
		38,306,068
Thrifts & Mortgage Finance — 0.0%
LendingTree Inc.(a)	2,660	568,708
Washington Federal Inc.	12,487	408,325
		977,033
Tobacco — 0.9%
Altria Group Inc.	359,550	20,418,845
Philip Morris International Inc.	263,476	21,273,052
		41,691,897
Trading Companies & Distributors — 0.2%
Fastenal Co.	54,374	2,617,020
MSC Industrial Direct Co. Inc., Class A	6,835	579,950
United Rentals Inc.(a)	28,266	4,172,627
Watsco Inc.	5,147	917,607
		8,287,204
Water Utilities — 0.1%
American Water Works Co. Inc.	33,154	2,830,689
Aqua America Inc.	36,485	1,283,542
		4,114,231
Total Common Stocks — 99.8% (Cost: $3,940,352,420)		4,519,885,154
Short-Term Investments
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(d)(e)(f)	32,180,854	32,187,290
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(d)(e)	16,705,745	16,705,745
		48,893,035
Total Short-Term Investments — 1.1% (Cost: $48,890,103)		48,893,035
Total Investments in Securities — 100.9% (Cost: $3,989,242,523)		4,568,778,189
Other Assets, Less Liabilities — (0.9)%		(40,371,671)
Net Assets — 100.0%		$ 4,528,406,518

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® Core S&P U.S. Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	19,432,035	12,748,819 (a)	—	32,180,854	$32,187,290	$ 20,730(b)	$ (613)	$ 4,565
BlackRock Cash Funds: Treasury, SL Agency Shares	3,276,788	13,428,957 (a)	—	16,705,745	16,705,745	25,089	—	—
BlackRock Inc.	21,137	3,776	(200)	24,713	12,332,776	64,930	7,454	(1,009,882)
					$ 61,225,811	$110,749	$ 6,841	$ (1,005,317)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	58	09/21/18	$ 7,893	$ (109,978)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,519,855,833	$ —	$ 29,321	$4,519,885,154
Money Market Funds	48,893,035	—	—	48,893,035
	$4,568,748,868	$ —	$ 29,321	$4,568,778,189
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (109,978)	$ —	$ —	$ (109,978)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Core S&P U.S. Value ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
Arconic Inc.	144,389	$ 2,456,057
Curtiss-Wright Corp.	6,436	766,013
Esterline Technologies Corp.(a)	8,976	662,429
General Dynamics Corp.	46,803	8,724,547
Harris Corp.	14,868	2,149,021
Huntington Ingalls Industries Inc.	4,893	1,060,753
L3 Technologies Inc.	26,628	5,121,097
Lockheed Martin Corp.	31,989	9,450,510
Northrop Grumman Corp.	18,910	5,818,607
Raytheon Co.	38,061	7,352,624
Textron Inc.	86,770	5,719,011
United Technologies Corp.	252,156	31,527,064
		80,807,733
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	47,025	3,934,111
Expeditors International of Washington Inc.	26,646	1,947,823
FedEx Corp.	35,828	8,135,106
United Parcel Service Inc., Class B	119,180	12,660,491
		26,677,531
Airlines — 0.7%
Alaska Air Group Inc.	41,607	2,512,647
American Airlines Group Inc.	65,371	2,481,483
Delta Air Lines Inc.	218,710	10,834,893
JetBlue Airways Corp.(a)	107,426	2,038,946
Southwest Airlines Co.	59,657	3,035,348
United Continental Holdings Inc.(a)	79,866	5,569,056
		26,472,373
Auto Components — 0.1%
BorgWarner Inc.	21,864	943,650
Dana Inc.	17,846	360,311
Gentex Corp.	35,822	824,622
Goodyear Tire & Rubber Co. (The)	81,050	1,887,655
		4,016,238
Automobiles — 0.9%
Ford Motor Co.	1,326,445	14,683,746
General Motors Co.	429,880	16,937,272
Harley-Davidson Inc.	56,553	2,379,750
		34,000,768
Banks — 11.7%
Associated Banc-Corp.	57,955	1,582,171
BancorpSouth Bank	15,087	497,117
Bank of America Corp.	1,661,700	46,843,323
Bank of Hawaii Corp.	7,441	620,728
BB&T Corp.	264,249	13,328,720
Cathay General Bancorp.	9,766	395,425
Chemical Financial Corp.	24,473	1,362,412
Citigroup Inc.	864,140	57,828,249
Citizens Financial Group Inc.	164,269	6,390,064
Comerica Inc.	28,673	2,606,949
Commerce Bancshares Inc.	14,994	970,262
Cullen/Frost Bankers Inc.	9,617	1,040,944
F.N.B. Corp.	108,622	1,457,707
Fifth Third Bancorp.	232,307	6,667,211
First Horizon National Corp.	111,470	1,988,625
Fulton Financial Corp.	60,648	1,000,692
Hancock Whitney Corp.	16,281	759,509
Home BancShares Inc./AR	27,280	615,437
Security	Shares	Value
Banks (continued)
Huntington Bancshares Inc./OH	374,472	$ 5,527,207
International Bancshares Corp.	18,778	803,698
JPMorgan Chase & Co.	1,153,842	120,230,336
KeyCorp.	359,791	7,030,316
M&T Bank Corp.	49,219	8,374,613
MB Financial Inc.	13,981	652,913
PacWest Bancorp.	42,360	2,093,431
People's United Financial Inc.	118,266	2,139,432
Pinnacle Financial Partners Inc.	10,040	615,954
PNC Financial Services Group Inc. (The)(b)	159,111	21,495,896
Prosperity Bancshares Inc.	23,824	1,628,609
Regions Financial Corp.	380,623	6,767,477
Signature Bank/New York NY(a)	11,511	1,472,027
Sterling Bancorp./DE	26,783	629,400
SunTrust Banks Inc.	157,520	10,399,470
TCF Financial Corp.	57,796	1,422,938
Trustmark Corp.	23,393	763,314
U.S. Bancorp.	528,778	26,449,476
UMB Financial Corp.	15,036	1,146,194
Umpqua Holdings Corp.	73,951	1,670,553
United Bankshares Inc./WV	36,058	1,312,511
Valley National Bancorp.	88,646	1,077,935
Webster Financial Corp.	13,161	838,356
Wells Fargo & Co.	1,486,227	82,396,425
Wintrust Financial Corp.	8,617	750,110
Zions Bancorp.	67,008	3,530,651
		457,174,787
Beverages — 1.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)(c)	1,608	481,918
Brown-Forman Corp., Class B, NVS	29,671	1,454,176
Coca-Cola Co. (The)	713,821	31,308,189
Molson Coors Brewing Co., Class B	62,683	4,264,951
PepsiCo Inc.	245,055	26,679,138
		64,188,372
Biotechnology — 1.0%
Alexion Pharmaceuticals Inc.(a)	36,084	4,479,829
Amgen Inc.	92,539	17,081,774
Biogen Inc.(a)	22,164	6,432,879
Gilead Sciences Inc.	154,224	10,925,228
United Therapeutics Corp.(a)	4,537	513,362
		39,433,072
Building Products — 0.3%
Allegion PLC	11,264	871,383
Johnson Controls International PLC	313,877	10,499,186
Masco Corp.	36,043	1,348,729
		12,719,298
Capital Markets — 2.9%
Affiliated Managers Group Inc.	10,111	1,503,202
Ameriprise Financial Inc.	15,105	2,112,887
Bank of New York Mellon Corp. (The)	342,506	18,471,349
BlackRock Inc.(b)	17,139	8,553,047
CME Group Inc.	38,077	6,241,582
Franklin Resources Inc.	108,195	3,467,650
Goldman Sachs Group Inc. (The)	119,042	26,257,094
Invesco Ltd.	139,421	3,703,022
Legg Mason Inc.	28,777	999,425
Morgan Stanley	461,938	21,895,861
Nasdaq Inc.	20,735	1,892,483
Northern Trust Corp.	33,146	3,410,392

iShares® Core S&P U.S. Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Raymond James Financial Inc.	23,077	$ 2,061,930
State Street Corp.	123,831	11,527,428
Stifel Financial Corp.	24,279	1,268,578
		113,365,930
Chemicals — 2.9%
Air Products & Chemicals Inc.	47,543	7,403,871
Albemarle Corp.	15,439	1,456,361
Ashland Global Holdings Inc.	20,909	1,634,666
Cabot Corp.	20,705	1,278,948
CF Industries Holdings Inc.	45,088	2,001,907
DowDuPont Inc.	786,492	51,845,553
Eastman Chemical Co.	48,559	4,853,958
Ecolab Inc.	47,522	6,668,762
International Flavors & Fragrances Inc.	10,305	1,277,408
LyondellBasell Industries NV, Class A	108,949	11,968,048
Minerals Technologies Inc.	12,161	916,331
Mosaic Co. (The)	119,123	3,341,400
NewMarket Corp.	1,700	687,650
Olin Corp.	23,761	682,416
PolyOne Corp.	10,053	434,491
PPG Industries Inc.	43,997	4,563,809
Praxair Inc.	46,742	7,392,247
RPM International Inc.	25,775	1,503,198
Scotts Miracle-Gro Co. (The)	6,243	519,168
Sensient Technologies Corp.	8,139	582,345
Valvoline Inc.	27,353	590,004
		111,602,541
Commercial Services & Supplies — 0.2%
Clean Harbors Inc.(a)	17,396	966,348
Deluxe Corp.	8,304	549,808
HNI Corp.	14,475	538,470
MSA Safety Inc.	3,923	377,942
Pitney Bowes Inc.	64,684	554,342
Republic Services Inc.	40,571	2,773,433
Stericycle Inc.(a)	28,752	1,877,218
		7,637,561
Communications Equipment — 1.2%
ARRIS International PLC(a)	59,029	1,442,964
Ciena Corp.(a)	49,371	1,308,825
Cisco Systems Inc.	860,629	37,032,866
F5 Networks Inc.(a)	8,780	1,514,111
Juniper Networks Inc.	118,520	3,249,818
Lumentum Holdings Inc.(a)	10,422	603,434
NetScout Systems Inc.(a)	27,253	809,414
Plantronics Inc.	5,245	399,931
ViaSat Inc.(a)(c)	11,905	782,397
		47,143,760
Construction & Engineering — 0.3%
AECOM(a)(c)	54,528	1,801,060
EMCOR Group Inc.	19,889	1,515,144
Fluor Corp.	47,371	2,310,757
Granite Construction Inc.	7,101	395,242
Jacobs Engineering Group Inc.	41,085	2,608,487
KBR Inc.	46,897	840,394
Quanta Services Inc.(a)	50,781	1,696,085
Valmont Industries Inc.	4,571	689,078
		11,856,247
Construction Materials — 0.1%
Martin Marietta Materials Inc.	12,134	2,709,886
Security	Shares	Value
Construction Materials (continued)
Vulcan Materials Co.	21,886	$ 2,824,607
		5,534,493
Consumer Finance — 1.1%
American Express Co.	96,803	9,486,694
Capital One Financial Corp.	164,850	15,149,715
Discover Financial Services	118,261	8,326,757
Navient Corp.	90,906	1,184,505
SLM Corp.(a)	45,670	522,922
Synchrony Financial	240,438	8,025,820
		42,696,413
Containers & Packaging — 0.6%
AptarGroup Inc.	11,003	1,027,460
Ball Corp.	118,877	4,226,077
Bemis Co. Inc.	30,480	1,286,561
Greif Inc., Class A, NVS	8,851	468,130
International Paper Co.	140,333	7,308,543
Owens-Illinois Inc.(a)	54,804	921,255
Packaging Corp. of America	11,061	1,236,509
Sealed Air Corp.	33,905	1,439,267
Silgan Holdings Inc.	14,545	390,242
Sonoco Products Co.	34,108	1,790,670
WestRock Co.	87,047	4,963,420
		25,058,134
Distributors — 0.1%
Genuine Parts Co.	49,618	4,554,436
LKQ Corp.(a)	44,404	1,416,488
		5,970,924
Diversified Consumer Services — 0.1%
Adtalem Global Education Inc.(a)	20,366	979,605
Graham Holdings Co., Class B	1,483	869,186
H&R Block Inc.	25,955	591,255
		2,440,046
Diversified Financial Services — 3.2%
Berkshire Hathaway Inc., Class B(a)	652,266	121,745,449
Jefferies Financial Group Inc.	102,915	2,340,287
		124,085,736
Diversified Telecommunication Services — 4.0%
AT&T Inc.	2,460,889	79,019,145
CenturyLink Inc.	332,706	6,201,640
Verizon Communications Inc.	1,400,251	70,446,628
		155,667,413
Electric Utilities — 3.4%
ALLETE Inc.	8,241	637,936
Alliant Energy Corp.	78,145	3,307,096
American Electric Power Co. Inc.	166,913	11,558,725
Duke Energy Corp.	237,564	18,786,561
Edison International	110,416	6,986,020
Entergy Corp.	61,091	4,935,542
Evergy Inc.	91,768	5,152,773
Eversource Energy	107,659	6,309,894
Exelon Corp.	327,156	13,936,846
FirstEnergy Corp.	90,070	3,234,414
Hawaiian Electric Industries Inc.	36,756	1,260,731
IDACORP Inc.	8,215	757,752
NextEra Energy Inc.	78,284	13,075,776
OGE Energy Corp.	68,148	2,399,491
PG&E Corp.	175,014	7,448,596
Pinnacle West Capital Corp.	38,076	3,067,403

iShares® Core S&P U.S. Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
PNM Resources Inc.	11,067	$ 430,506
PPL Corp.	236,900	6,763,495
Southern Co. (The)	342,825	15,876,226
Xcel Energy Inc.	172,091	7,861,117
		133,786,900
Electrical Equipment — 0.7%
Acuity Brands Inc.	13,927	1,613,721
Eaton Corp. PLC	148,197	11,076,244
Emerson Electric Co.	125,983	8,710,465
EnerSys	14,055	1,049,065
Hubbell Inc.	8,561	905,240
nVent Electric PLC(a)	54,578	1,369,908
Regal Beloit Corp.	14,795	1,210,231
Rockwell Automation Inc.	13,113	2,179,774
		28,114,648
Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics Inc.(a)	29,948	2,254,485
Avnet Inc.	39,700	1,702,733
Belden Inc.	7,817	477,775
FLIR Systems Inc.	14,805	769,416
Keysight Technologies Inc.(a)	32,571	1,922,666
SYNNEX Corp.	9,865	952,071
TE Connectivity Ltd.	33,417	3,009,535
Tech Data Corp.(a)	11,755	965,321
VeriFone Systems Inc.(a)	37,675	859,743
Vishay Intertechnology Inc.	22,983	533,206
		13,446,951
Energy Equipment & Services — 1.9%
Apergy Corp.(a)	11,473	478,998
Baker Hughes a GE Co.	141,330	4,668,130
Core Laboratories NV(c)	8,663	1,093,357
Diamond Offshore Drilling Inc.(a)(c)	21,687	452,391
Dril-Quip Inc.(a)(c)	12,790	657,406
Ensco PLC, Class A	146,445	1,063,191
Halliburton Co.	296,857	13,376,376
Helmerich & Payne Inc.	37,111	2,366,197
McDermott International Inc.(a)(c)	61,840	1,215,156
Nabors Industries Ltd.	118,117	757,130
National Oilwell Varco Inc.	129,659	5,627,201
Oceaneering International Inc.(c)	33,074	842,064
Patterson-UTI Energy Inc.	76,159	1,370,862
Rowan Companies PLC, Class A(a)	38,060	617,333
Schlumberger Ltd.	469,403	31,464,083
Superior Energy Services Inc.(a)	51,046	497,188
TechnipFMC PLC	146,997	4,665,685
Transocean Ltd.(a)(c)	150,126	2,017,693
		73,230,441
Equity Real Estate Investment Trusts (REITs) — 3.6%
Alexander & Baldwin Inc.	22,689	533,191
Alexandria Real Estate Equities Inc.	16,077	2,028,435
American Campus Communities Inc.	46,527	1,995,078
Apartment Investment & Management Co., Class A	30,130	1,274,499
AvalonBay Communities Inc.	26,178	4,499,736
Boston Properties Inc.	29,284	3,672,799
Camden Property Trust	14,612	1,331,591
CoreCivic Inc.	39,579	945,542
Corporate Office Properties Trust	18,925	548,636
Cousins Properties Inc.	67,227	651,430
Crown Castle International Corp.	45,155	4,868,612
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
CyrusOne Inc.(c)	19,196	$ 1,120,279
Digital Realty Trust Inc.	27,982	3,122,231
Douglas Emmett Inc.	19,376	778,528
Duke Realty Corp.	120,820	3,507,405
Education Realty Trust Inc.	25,274	1,048,871
EPR Properties	22,194	1,437,949
Equity Residential	124,782	7,947,366
Essex Property Trust Inc.	10,689	2,555,419
Federal Realty Investment Trust	13,303	1,683,495
GEO Group Inc. (The)	19,117	526,482
GGP Inc.	131,724	2,691,121
HCP Inc.	159,022	4,105,948
Healthcare Realty Trust Inc.	20,400	593,232
Highwoods Properties Inc.	18,972	962,450
Hospitality Properties Trust	55,029	1,574,380
Host Hotels & Resorts Inc.	251,618	5,301,591
Iron Mountain Inc.	53,047	1,857,175
JBG SMITH Properties	32,062	1,169,301
Kilroy Realty Corp.	13,163	995,649
Kimco Realty Corp.	143,527	2,438,524
LaSalle Hotel Properties	37,956	1,299,234
Liberty Property Trust	25,970	1,151,250
Life Storage Inc.	7,657	745,103
Macerich Co. (The)	37,096	2,108,166
Mack-Cali Realty Corp.	30,022	608,846
Medical Properties Trust Inc.	56,103	787,686
Mid-America Apartment Communities Inc.	38,634	3,889,285
National Retail Properties Inc.	30,991	1,362,364
Omega Healthcare Investors Inc.(c)	67,837	2,102,947
PotlatchDeltic Corp.	7,075	359,764
Public Storage	22,342	5,068,506
Quality Care Properties Inc.(a)	21,592	464,444
Rayonier Inc.	17,072	660,516
Realty Income Corp.(c)	96,578	5,194,931
Regency Centers Corp.	49,995	3,103,690
Sabra Health Care REIT Inc.	61,272	1,331,440
Senior Housing Properties Trust	79,887	1,445,156
Simon Property Group Inc.	53,503	9,105,676
SL Green Realty Corp.(c)	30,022	3,018,112
Tanger Factory Outlet Centers Inc.(c)	18,310	430,102
Taubman Centers Inc.	11,431	671,686
UDR Inc.	30,448	1,143,018
Uniti Group Inc.(a)(c)	28,945	579,768
Urban Edge Properties	15,939	364,525
Ventas Inc.	120,751	6,876,769
Vornado Realty Trust	20,372	1,505,898
Weingarten Realty Investors	24,226	746,403
Welltower Inc.	126,060	7,902,701
Weyerhaeuser Co.	256,548	9,353,740
		141,148,671
Food & Staples Retailing — 2.9%
Casey's General Stores Inc.	12,604	1,324,428
Costco Wholesale Corp.	148,635	31,061,742
Kroger Co. (The)	275,466	7,837,008
Sysco Corp.	162,436	11,092,755
United Natural Foods Inc.(a)(c)	17,136	731,022
Walgreens Boots Alliance Inc.	289,014	17,345,175
Walmart Inc.	490,275	41,992,054
		111,384,184

iShares® Core S&P U.S. Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products — 2.2%
Archer-Daniels-Midland Co.	189,287	$ 8,675,023
Campbell Soup Co.	65,006	2,635,343
Conagra Brands Inc.	133,570	4,772,456
Flowers Foods Inc.	34,540	719,468
General Mills Inc.	130,604	5,780,533
Hain Celestial Group Inc. (The)(a)	21,241	632,982
Hershey Co. (The)	21,879	2,036,060
Hormel Foods Corp.	91,437	3,402,371
Ingredion Inc.	13,381	1,481,277
JM Smucker Co. (The)	38,398	4,127,017
Kellogg Co.	54,466	3,805,539
Kraft Heinz Co. (The)	202,446	12,717,658
Lancaster Colony Corp.	3,055	422,873
McCormick & Co. Inc./MD, NVS	21,154	2,455,768
Mondelez International Inc., Class A	499,880	20,495,080
Post Holdings Inc.(a)	22,847	1,965,299
Sanderson Farms Inc.	2,025	212,929
Tootsie Roll Industries Inc.(c)	3,005	92,704
TreeHouse Foods Inc.(a)(c)	19,129	1,004,464
Tyson Foods Inc., Class A	100,850	6,943,522
		84,378,366
Gas Utilities — 0.3%
Atmos Energy Corp.	37,725	3,400,531
National Fuel Gas Co.	29,294	1,551,410
New Jersey Resources Corp.	30,068	1,345,543
ONE Gas Inc.	10,389	776,474
Southwest Gas Holdings Inc.	8,317	634,338
UGI Corp.	58,370	3,039,326
WGL Holdings Inc.	11,180	992,225
		11,739,847
Health Care Equipment & Supplies — 1.6%
Avanos Medical Inc.	15,983	915,027
Baxter International Inc.	73,703	5,442,229
Danaher Corp.	208,325	20,557,511
DENTSPLY SIRONA Inc.	77,045	3,372,260
Haemonetics Corp.(a)	6,570	589,198
Integra LifeSciences Holdings Corp.(a)(c)	9,240	595,148
Medtronic PLC	261,587	22,394,463
NuVasive Inc.(a)(c)	6,853	357,178
STERIS PLC	11,077	1,163,196
Varian Medical Systems Inc.(a)(c)	14,713	1,673,162
West Pharmaceutical Services Inc.	9,614	954,574
Zimmer Biomet Holdings Inc.	30,283	3,374,738
		61,388,684
Health Care Providers & Services — 3.1%
Acadia Healthcare Co. Inc.(a)(c)	27,420	1,121,752
Aetna Inc.	55,422	10,169,937
AmerisourceBergen Corp.	55,273	4,713,129
Anthem Inc.	40,482	9,635,930
Cardinal Health Inc.	105,463	5,149,758
CVS Health Corp.	344,529	22,170,441
DaVita Inc.(a)	47,393	3,290,970
Envision Healthcare Corp.(a)(c)	41,299	1,817,569
Express Scripts Holding Co.(a)	190,361	14,697,773
HCA Healthcare Inc.	43,430	4,455,918
Henry Schein Inc.(a)	52,406	3,806,772
Humana Inc.	46,656	13,886,225
Laboratory Corp. of America Holdings(a)	14,613	2,623,472
LifePoint Health Inc.(a)	13,197	644,014
Security	Shares	Value
Health Care Providers & Services (continued)
McKesson Corp.	68,469	$ 9,133,765
MEDNAX Inc.(a)	31,810	1,376,737
Molina Healthcare Inc.(a)	8,192	802,324
Patterson Companies Inc.	27,638	626,553
Quest Diagnostics Inc.	46,023	5,059,769
Tenet Healthcare Corp.(a)	16,107	540,712
Universal Health Services Inc., Class B	29,508	3,288,372
WellCare Health Plans Inc.(a)	5,271	1,297,931
		120,309,823
Health Care Technology — 0.0%
Allscripts Healthcare Solutions Inc.(a)	29,457	353,484
Hotels, Restaurants & Leisure — 0.9%
Brinker International Inc.	14,689	699,196
Carnival Corp.	75,524	4,328,281
Cheesecake Factory Inc. (The)	14,179	780,696
Chipotle Mexican Grill Inc.(a)	5,030	2,169,791
Cracker Barrel Old Country Store Inc.(c)	4,771	745,278
Darden Restaurants Inc.	16,855	1,804,496
Hilton Worldwide Holdings Inc.	56,893	4,503,650
ILG Inc.	10,031	331,324
International Speedway Corp., Class A	8,223	367,568
Jack in the Box Inc.	3,302	281,066
MGM Resorts International	95,259	2,765,369
Papa John's International Inc.	4,927	249,897
Royal Caribbean Cruises Ltd.	19,480	2,018,128
Starbucks Corp.	168,362	8,224,484
Texas Roadhouse Inc.	7,537	493,749
Wendy's Co. (The)	29,364	504,474
Yum! Brands Inc.	60,351	4,720,655
		34,988,102
Household Durables — 0.4%
Garmin Ltd.	19,092	1,164,612
Helen of Troy Ltd.(a)	4,911	483,488
Leggett & Platt Inc.	44,716	1,996,122
Lennar Corp., Class A	37,885	1,988,962
Mohawk Industries Inc.(a)(c)	7,463	1,599,097
Newell Brands Inc.	164,333	4,238,148
Tempur Sealy International Inc.(a)(c)	9,051	434,901
Tupperware Brands Corp.	9,821	405,018
Whirlpool Corp.	21,830	3,192,201
		15,502,549
Household Products — 1.7%
Church & Dwight Co. Inc.	39,169	2,082,224
Clorox Co. (The)	18,988	2,568,127
Colgate-Palmolive Co.	156,677	10,154,237
Energizer Holdings Inc.	11,420	719,003
Kimberly-Clark Corp.	66,270	6,980,882
Procter & Gamble Co. (The)	536,869	41,907,994
		64,412,467
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	224,778	3,014,273
NRG Energy Inc.	46,107	1,415,485
		4,429,758
Industrial Conglomerates — 1.4%
Carlisle Companies Inc.	10,704	1,159,350
General Electric Co.	2,943,358	40,059,103
Honeywell International Inc.	103,778	14,949,221
		56,167,674

iShares® Core S&P U.S. Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance — 4.2%
Aflac Inc.	262,360	$ 11,286,728
Alleghany Corp.	5,191	2,984,669
Allstate Corp. (The)	62,934	5,743,986
American Financial Group Inc./OH	23,447	2,516,567
American International Group Inc.	304,220	16,129,744
Aon PLC	33,973	4,660,076
Arthur J Gallagher & Co.	30,541	1,993,717
Aspen Insurance Holdings Ltd.	20,032	815,302
Assurant Inc.	17,959	1,858,577
Brighthouse Financial Inc.(a)	32,288	1,293,780
Brown & Brown Inc.	28,120	779,768
Chubb Ltd.	157,856	20,050,869
Cincinnati Financial Corp.	50,446	3,372,820
Everest Re Group Ltd.	13,858	3,193,992
First American Financial Corp.	14,306	739,906
Genworth Financial Inc., Class A(a)	167,393	753,269
Hanover Insurance Group Inc. (The)	14,292	1,708,752
Hartford Financial Services Group Inc. (The)	121,372	6,205,750
Lincoln National Corp.	74,230	4,620,818
Loews Corp.	88,870	4,290,644
Marsh & McLennan Companies Inc.	73,937	6,060,616
Mercury General Corp.	12,120	552,187
MetLife Inc.	344,491	15,019,808
Old Republic International Corp.	84,441	1,681,220
Principal Financial Group Inc.	49,077	2,598,627
Prudential Financial Inc.	142,335	13,309,746
Reinsurance Group of America Inc.	21,982	2,934,157
RenaissanceRe Holdings Ltd.	6,679	803,617
Torchmark Corp.	20,606	1,677,534
Travelers Companies Inc. (The)	91,586	11,204,631
Unum Group	75,194	2,781,426
Willis Towers Watson PLC	25,994	3,940,690
WR Berkley Corp.	32,755	2,371,790
XL Group Ltd.	87,658	4,904,465
		164,840,248
Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	16,740	2,011,981
TripAdvisor Inc.(a)(c)	22,898	1,275,647
		3,287,628
Internet Software & Services — 0.1%
Akamai Technologies Inc.(a)	34,930	2,557,924
Cars.com Inc.(a)(c)	11,314	321,204
		2,879,128
IT Services — 1.9%
Accenture PLC, Class A	80,640	13,191,898
Acxiom Corp.(a)	14,810	443,560
Alliance Data Systems Corp.	6,346	1,479,887
Convergys Corp.	30,753	751,603
DXC Technology Co.	46,257	3,728,777
Fidelity National Information Services Inc.	42,496	4,505,851
International Business Machines Corp.	289,309	40,416,467
Leidos Holdings Inc.	48,361	2,853,299
Paychex Inc.	37,861	2,587,799
Perspecta Inc.	22,987	472,383
Sabre Corp.	49,100	1,209,824
Science Applications International Corp.	14,352	1,161,507
Teradata Corp.(a)	15,536	623,770
Western Union Co. (The)	95,456	1,940,621
		75,367,246
Security	Shares	Value
Leisure Products — 0.1%
Brunswick Corp./DE	16,291	$ 1,050,444
Hasbro Inc.	17,826	1,645,518
Mattel Inc.(c)	86,079	1,413,417
		4,109,379
Life Sciences Tools & Services — 0.3%
IQVIA Holdings Inc.(a)	20,590	2,055,294
PerkinElmer Inc.	14,416	1,055,683
Syneos Health Inc.(a)(c)	18,692	876,655
Thermo Fisher Scientific Inc.	38,171	7,906,741
		11,894,373
Machinery — 1.8%
AGCO Corp.	22,706	1,378,708
Caterpillar Inc.	97,257	13,194,857
Crane Co.	9,768	782,710
Cummins Inc.	52,411	6,970,663
Deere & Co.	49,452	6,913,390
Donaldson Co. Inc.	17,051	769,341
Dover Corp.	22,861	1,673,425
Flowserve Corp.	44,753	1,808,021
Fortive Corp.	35,451	2,733,627
Ingersoll-Rand PLC	48,929	4,390,399
ITT Inc.	14,190	741,711
Kennametal Inc.	15,806	567,436
Lincoln Electric Holdings Inc.	9,824	862,154
Oshkosh Corp.	13,213	929,138
PACCAR Inc.	119,226	7,387,243
Parker-Hannifin Corp.	19,791	3,084,427
Pentair PLC	55,100	2,318,608
Snap-on Inc.	19,221	3,089,199
Stanley Black & Decker Inc.	17,688	2,349,143
Terex Corp.	13,774	581,125
Timken Co. (The)	11,476	499,780
Trinity Industries Inc.	50,916	1,744,382
Wabtec Corp./DE	17,337	1,709,082
Woodward Inc.	8,736	671,449
Xylem Inc./NY	18,631	1,255,357
		68,405,375
Marine — 0.0%
Kirby Corp.(a)	18,379	1,536,484
Media — 2.8%
AMC Networks Inc., Class A(a)	5,572	346,578
Cable One Inc.	588	431,175
CBS Corp., Class B, NVS	63,976	3,596,731
Cinemark Holdings Inc.	36,239	1,271,264
Comcast Corp., Class A	778,123	25,530,216
Discovery Inc., Class A(a)(c)	52,552	1,445,180
Discovery Inc., Class C, NVS(a)	116,349	2,966,900
DISH Network Corp., Class A(a)	78,053	2,623,361
Interpublic Group of Companies Inc. (The)	131,087	3,072,679
John Wiley & Sons Inc., Class A	9,218	575,203
Meredith Corp.	5,933	302,583
News Corp., Class A, NVS	131,150	2,032,825
News Corp., Class B	40,847	647,425
Omnicom Group Inc.	77,024	5,874,620
TEGNA Inc.	72,298	784,433
Twenty-First Century Fox Inc., Class A, NVS	357,198	17,749,169
Twenty-First Century Fox Inc., Class B	148,839	7,333,298
Viacom Inc., Class B, NVS	119,684	3,609,669

iShares® Core S&P U.S. Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Walt Disney Co. (The)	267,038	$ 27,988,253
		108,181,562
Metals & Mining — 0.9%
Allegheny Technologies Inc.(a)(c)	42,221	1,060,592
Carpenter Technology Corp.	15,771	829,081
Commercial Metals Co.	38,928	821,770
Compass Minerals International Inc.	11,356	746,657
Ferroglobe PLC(a)	5,097	—
Freeport-McMoRan Inc.	455,716	7,865,658
Newmont Mining Corp.	180,795	6,817,779
Nucor Corp.	107,799	6,737,438
Reliance Steel & Aluminum Co.	24,527	2,147,094
Steel Dynamics Inc.	79,646	3,659,734
U.S. Steel Corp.	60,387	2,098,448
Worthington Industries Inc.	14,736	618,470
		33,402,721
Multi-Utilities — 1.8%
Ameren Corp.	82,703	5,032,478
Black Hills Corp.	17,887	1,094,863
CenterPoint Energy Inc.	146,565	4,061,316
CMS Energy Corp.	95,526	4,516,469
Consolidated Edison Inc.	105,153	8,199,831
Dominion Energy Inc.	137,105	9,347,819
DTE Energy Co.	61,502	6,373,452
MDU Resources Group Inc.	66,221	1,899,218
NiSource Inc.	114,659	3,013,238
NorthWestern Corp.	17,019	974,338
Public Service Enterprise Group Inc.	171,215	9,269,580
SCANA Corp.	48,123	1,853,698
Sempra Energy	89,516	10,393,703
Vectren Corp.	10,260	733,077
WEC Energy Group Inc.	61,941	4,004,486
		70,767,566
Multiline Retail — 0.8%
Big Lots Inc.	14,310	597,872
Dillard's Inc., Class A(c)	6,680	631,260
Dollar General Corp.	44,865	4,423,689
Kohl's Corp.	56,799	4,140,647
Macy's Inc.	104,303	3,904,061
Nordstrom Inc.	39,907	2,066,385
Target Corp.	180,669	13,752,524
		29,516,438
Oil, Gas & Consumable Fuels — 11.2%
Anadarko Petroleum Corp.	174,556	12,786,227
Andeavor	47,115	6,180,546
Apache Corp.	129,728	6,064,784
Cabot Oil & Gas Corp.	82,188	1,956,074
Callon Petroleum Co.(a)	75,444	810,269
Chesapeake Energy Corp.(a)(c)	305,968	1,603,272
Chevron Corp.	647,599	81,875,942
Cimarex Energy Co.	22,197	2,258,323
CNX Resources Corp.(a)	65,691	1,167,986
Concho Resources Inc.(a)(c)	50,521	6,989,580
ConocoPhillips	396,523	27,605,931
Devon Energy Corp.(c)	177,374	7,797,361
Energen Corp.(a)	33,031	2,405,317
EOG Resources Inc.	127,510	15,866,069
EQT Corp.	85,609	4,723,905
Exxon Mobil Corp.	1,434,798	118,700,839
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp.(a)	51,541	$ 647,870
Hess Corp.	61,318	4,101,561
HollyFrontier Corp.	59,993	4,105,321
Kinder Morgan Inc./DE	642,947	11,360,874
Marathon Oil Corp.	289,140	6,031,460
Marathon Petroleum Corp.	156,525	10,981,794
Matador Resources Co.(a)	19,926	598,776
Murphy Oil Corp.	55,218	1,864,712
Newfield Exploration Co.(a)	68,006	2,057,182
Noble Energy Inc.	164,172	5,791,988
Oasis Petroleum Inc.(a)(c)	89,284	1,158,014
Occidental Petroleum Corp.	259,514	21,716,132
ONEOK Inc.	139,307	9,727,808
PBF Energy Inc., Class A	38,501	1,614,347
PetroCorp Inc. Escrow(a)(d)	190	—
Phillips 66	142,227	15,973,514
Pioneer Natural Resources Co.	57,758	10,930,124
QEP Resources Inc.(a)	80,332	984,870
Range Resources Corp.(c)	77,802	1,301,627
SM Energy Co.(c)	34,355	882,580
Southwestern Energy Co.(a)	170,774	905,102
Valero Energy Corp.	146,037	16,185,281
Williams Companies Inc. (The)	280,490	7,604,084
World Fuel Services Corp.	22,823	465,817
WPX Energy Inc.(a)	135,238	2,438,341
		438,221,604
Paper & Forest Products — 0.0%
Domtar Corp.	21,416	1,022,400
Personal Products — 0.1%
Coty Inc., Class A	159,728	2,252,165
Edgewell Personal Care Co.(a)	17,949	905,707
Nu Skin Enterprises Inc., Class A	10,308	805,982
		3,963,854
Pharmaceuticals — 4.5%
Allergan PLC	114,906	19,157,128
Bristol-Myers Squibb Co.	204,952	11,342,044
Eli Lilly & Co.	126,241	10,772,145
Johnson & Johnson	418,119	50,734,559
Mallinckrodt PLC(a)(c)	29,014	541,401
Merck & Co. Inc.	574,384	34,865,109
Mylan NV(a)	174,684	6,313,080
Perrigo Co. PLC	27,930	2,036,376
Pfizer Inc.	1,070,467	38,836,543
Prestige Brands Holdings Inc.(a)(c)	5,885	225,866
		174,824,251
Professional Services — 0.5%
Dun & Bradstreet Corp. (The)	6,150	754,297
Equifax Inc.	16,843	2,107,228
IHS Markit Ltd.(a)	120,681	6,225,933
ManpowerGroup Inc.	22,164	1,907,434
Nielsen Holdings PLC	114,052	3,527,628
Robert Half International Inc.	16,998	1,106,570
Verisk Analytics Inc.(a)	19,053	2,050,865
		17,679,955
Real Estate Management & Development — 0.0%
Jones Lang LaSalle Inc.	5,787	960,584
Road & Rail — 0.9%
Avis Budget Group Inc.(a)	24,606	799,695

iShares® Core S&P U.S. Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Road & Rail (continued)
Genesee & Wyoming Inc., Class A(a)	20,415	$ 1,660,148
JB Hunt Transport Services Inc.(c)	12,631	1,535,298
Kansas City Southern	18,382	1,947,757
Knight-Swift Transportation Holdings Inc.	22,025	841,575
Landstar System Inc.	4,312	470,870
Norfolk Southern Corp.	52,644	7,942,400
Ryder System Inc.	18,241	1,310,798
Union Pacific Corp.	126,160	17,874,349
Werner Enterprises Inc.	7,199	270,323
		34,653,213
Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices Inc.(a)(c)	185,081	2,774,364
Cree Inc.(a)(c)	18,693	777,068
Cypress Semiconductor Corp.	45,412	707,519
First Solar Inc.(a)(c)	14,223	748,983
Intel Corp.	679,066	33,756,371
QUALCOMM Inc.	326,588	18,328,119
Synaptics Inc.(a)	11,469	577,693
Xilinx Inc.	33,379	2,178,314
		59,848,431
Software — 1.0%
ACI Worldwide Inc.(a)(c)	19,392	478,401
Autodesk Inc.(a)	29,095	3,814,063
CA Inc.	105,486	3,760,576
Citrix Systems Inc.(a)	19,144	2,007,057
CommVault Systems Inc.(a)	7,026	462,662
Manhattan Associates Inc.(a)	8,997	422,949
Oracle Corp.	494,863	21,803,664
PTC Inc.(a)	16,049	1,505,557
Symantec Corp.	116,205	2,399,633
Take-Two Interactive Software Inc.(a)	13,592	1,608,749
		38,263,311
Specialty Retail — 1.7%
Aaron's Inc.	20,786	903,152
Advance Auto Parts Inc.	25,181	3,417,062
American Eagle Outfitters Inc.	23,549	547,514
AutoNation Inc.(a)	20,038	973,446
AutoZone Inc.(a)	5,170	3,468,708
Bed Bath & Beyond Inc.	48,058	957,556
Best Buy Co. Inc.	83,115	6,198,717
CarMax Inc.(a)(c)	30,137	2,196,083
Dick's Sporting Goods Inc.	26,443	932,116
Foot Locker Inc.	40,102	2,111,370
Gap Inc. (The)	73,050	2,366,090
L Brands Inc.	82,338	3,036,625
Lowe's Companies Inc.	89,139	8,519,014
Michaels Companies Inc. (The)(a)(c)	36,690	703,347
Murphy USA Inc.(a)(c)	10,504	780,342
O'Reilly Automotive Inc.(a)	12,794	3,500,055
Ross Stores Inc.	43,545	3,690,439
Sally Beauty Holdings Inc.(a)(c)	42,639	683,503
Signet Jewelers Ltd.	20,297	1,131,558
Tiffany & Co.	19,936	2,623,578
TJX Companies Inc. (The)	116,875	11,124,162
Tractor Supply Co.	24,252	1,855,035
Ulta Salon Cosmetics & Fragrance Inc.(a)	5,956	1,390,488
Urban Outfitters Inc.(a)(c)	27,595	1,229,357
Williams-Sonoma Inc.	26,103	1,602,202
		65,941,519
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co.	517,483	$ 7,560,427
HP Inc.	556,241	12,621,108
NCR Corp.(a)(c)	40,374	1,210,413
Seagate Technology PLC	97,285	5,493,684
Western Digital Corp.	101,410	7,850,148
Xerox Corp.	73,012	1,752,288
		36,488,068
Textiles, Apparel & Luxury Goods — 0.8%
Carter's Inc.	4,881	529,052
Deckers Outdoor Corp.(a)	5,179	584,657
Hanesbrands Inc.	70,872	1,560,601
NIKE Inc., Class B	143,448	11,429,937
PVH Corp.	25,996	3,892,121
Ralph Lauren Corp.	18,934	2,380,382
Tapestry Inc.	59,755	2,791,156
Under Armour Inc., Class A(a)(c)	63,725	1,432,538
Under Armour Inc., Class C, NVS(a)(c)	63,523	1,339,065
VF Corp.	42,167	3,437,454
		29,376,963
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	167,587	1,850,160
Washington Federal Inc.	17,105	559,334
		2,409,494
Tobacco — 1.0%
Altria Group Inc.	282,209	16,026,649
Philip Morris International Inc.	263,391	21,266,189
		37,292,838
Trading Companies & Distributors — 0.3%
Fastenal Co.	43,260	2,082,104
GATX Corp.	12,845	953,484
MSC Industrial Direct Co. Inc., Class A	8,768	743,965
NOW Inc.(a)(c)	36,185	482,346
Watsco Inc.	5,636	1,004,786
WW Grainger Inc.	17,274	5,327,302
		10,593,987
Water Utilities — 0.1%
American Water Works Co. Inc.	27,105	2,314,225
Aqua America Inc.	23,322	820,468
		3,134,693
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems Inc.	32,194	882,759
Total Common Stocks — 99.7% (Cost: $3,788,535,469)		3,883,077,991
Short-Term Investments
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(b)(e)(f)	43,326,782	43,335,447

iShares® Core S&P U.S. Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(b)(e)	26,419,522	$ 26,419,522
		69,754,969
Total Short-Term Investments — 1.8% (Cost: $69,750,493)		69,754,969
Total Investments in Securities — 101.5% (Cost: $3,858,285,962)		3,952,832,960
Other Assets, Less Liabilities — (1.5)%		(58,403,258)
Net Assets — 100.0%		$ 3,894,429,702
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	32,013,467	11,313,315 (a)	—	43,326,782	$43,335,447	$ 50,449(b)	$ (389)	$ 7,314
BlackRock Cash Funds: Treasury, SL Agency Shares	4,882,215	21,537,307 (a)	—	26,419,522	26,419,522	37,534	—	—
BlackRock Inc.	15,108	2,219	(188)	17,139	8,553,047	46,895	11,255	(725,683)
PNC Financial Services Group Inc. (The)	140,898	19,943	(1,730)	159,111	21,495,896	108,044	28,928	(2,508,687)
					$99,803,912	$242,922	$ 39,794	$ (3,227,056)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	44	09/21/18	$ 5,988	$ (76,376)
S&P MidCap 400 E-Mini	22	09/21/18	4,303	(66,887)
				$ (143,263)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® Core S&P U.S. Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,883,077,991	$ 0 (a)	$ 0 (a)	$3,883,077,991
Money Market Funds	69,754,969	—	—	69,754,969
	$3,952,832,960	$ 0 (a)	$ 0 (a)	$3,952,832,960
Derivative financial instruments(b)
Liabilities
Futures Contracts	$ (143,263)	$ —	$ —	$ (143,263)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Currency Hedged JPX-Nikkei 400 ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.5%
iShares JPX-Nikkei 400 ETF(a)	46,415	$ 2,919,749
Total Investment Companies — 99.5% (Cost: $2,776,951)		2,919,749
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(a)(b)	1,757	1,757
Total Short-Term Investments — 0.1% (Cost: $1,757)		1,757
Total Investments in Securities — 99.6% (Cost: $2,778,708)		2,921,506
Other Assets, Less Liabilities — 0.4%		12,571
Net Assets — 100.0%		$ 2,934,077
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,557	200 (a)	—	1,757	$ 1,757	$ 7	$ —	$ —
iShares JPX-Nikkei 400 ETF	44,235	2,242	(62)	46,415	2,919,749	16,916	(69)	(135,276)
					$2,921,506	$16,923	$ (69)	$ (135,276)

(a)	Net of purchases and sales.
Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts outstanding as of June 30, 2018 were as follows:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 330,414,000	USD 2,983,018	MS	07/03/18	$ 1,347
USD 3,038,954	JPY 330,414,000	MS	07/03/18	54,589
JPY 2,118,000	USD 19,158	MS	08/02/18	10
USD 2,946,874	JPY 324,194,000	MS	08/02/18	12,861
				68,807
JPY 330,414,000	USD 2,998,388	MS	07/03/18	(14,023)
USD 2,983,018	JPY 330,414,000	MS	07/03/18	(1,347)
				(15,370)
Net unrealized appreciation				$ 53,437
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® Currency Hedged JPX-Nikkei 400 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$2,919,749	$ —	$ —	$2,919,749
Money Market Funds	1,757	—	—	1,757
	$2,921,506	$ —	$ —	$2,921,506
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$ —	$ 68,807	$ —	$ 68,807
Liabilities
Forward Foreign Currency Exchange Contracts	—	(15,370)	—	(15,370)
	$ —	$ 53,437	$ —	$ 53,437

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Counterparty Abbreviations
MS	Morgan Stanley & Co. International PLC
Currency Abbreviations
JPY	Japanese Yen
USD	United States Dollar

iShares® Emerging Markets Infrastructure ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 11.7%
CCR SA	554,300	$ 1,458,002
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR, NVS	86,616	520,562
Ultrapar Participacoes SA, ADR, NVS	167,136	1,978,890
		3,957,454
Chile — 3.8%
Enel Americas SA, ADR, NVS	145,608	1,282,806
China — 42.0%
Beijing Capital International Airport Co. Ltd., Class H	632,000	666,200
Beijing Enterprises Water Group Ltd.(a)	1,296,000	707,019
CGN Power Co. Ltd., Class H(b)	2,568,000	664,467
China Gas Holdings Ltd.	587,600	2,362,998
China Merchants Port Holdings Co. Ltd.	554,000	1,125,590
China Oilfield Services Ltd., Class H	698,000	659,258
China Resources Gas Group Ltd.	216,000	936,084
China Resources Power Holdings Co. Ltd.	464,000	817,350
COSCO SHIPPING Ports Ltd.	746,000	621,869
Guangdong Investment Ltd.	748,000	1,187,960
Huaneng Power International Inc., Class H	1,100,000	729,085
Jiangsu Expressway Co. Ltd., Class H	542,000	645,941
Kunlun Energy Co. Ltd.	1,298,000	1,136,615
Shenzhen Expressway Co. Ltd., Class H	312,000	306,216
Shenzhen International Holdings Ltd.	434,999	900,443
Sinopec Kantons Holdings Ltd.	382,000	180,642
Zhejiang Expressway Co. Ltd., Class H	636,000	567,463
		14,215,200
Malaysia — 8.2%
Sapura Energy Bhd(c)	950,400	150,577
Tenaga Nasional Bhd	724,500	2,625,741
		2,776,318
Mexico — 11.1%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR, NVS	19,080	794,682
Grupo Aeroportuario del Pacifico SAB de CV, ADR, NVS	16,550	1,537,660
Grupo Aeroportuario del Sureste SAB de CV, ADR, NVS(a)	9,000	1,432,440
		3,764,782
Russia — 4.9%
Novatek PJSC, GDR, NVS(d)	6,600	978,780
RusHydro PJSC, ADR, NVS	370,080	388,584
TMK PJSC, GDR, NVS(d)	58,104	287,034
		1,654,398
Security	Shares	Value
South Korea — 5.6%
Korea Electric Power Corp., ADR, NVS	132,790	$ 1,904,209
Thailand — 9.9%
Airports of Thailand PCL, NVDR	1,753,200	3,333,885
Total Common Stocks — 97.2% (Cost: $31,244,400)		32,889,052
Preferred Stocks
Brazil — 1.3%
Cia. Energetica de Minas Gerais, ADR, NVS, Preference Shares	242,064	445,398
Total Preferred Stocks — 1.3% (Cost: $623,710)		445,398
Short-Term Investments
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(e)(f)(g)	1,172,777	1,173,012
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(e)(f)	20,803	20,803
		1,193,815
Total Short-Term Investments — 3.5% (Cost: $1,193,815)		1,193,815
Total Investments in Securities — 102.0% (Cost: $33,061,925)		34,528,265
Other Assets, Less Liabilities — (2.0)%		(689,782)
Net Assets — 100.0%		$ 33,838,483

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® Emerging Markets Infrastructure ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,850,856	(1,678,079)	1,172,777	$1,173,012	$ 925(a)	$ (74)	$ 75
BlackRock Cash Funds: Treasury, SL Agency Shares	317,028	(296,225)	20,803	20,803	315	—	—
				$1,193,815	$ 1,240	$ (74)	$ 75

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$32,889,052	$ —	$ —	$32,889,052
Preferred Stocks	445,398	—	—	445,398
Money Market Funds	1,193,815	—	—	1,193,815
	$34,528,265	$ —	$ —	$34,528,265
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

iShares® Europe ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Austria — 0.3%
Erste Group Bank AG	95,361	$ 3,980,362
OMV AG	40,814	2,314,477
Voestalpine AG	31,582	1,454,663
		7,749,502
Belgium — 2.0%
Ageas	52,045	2,625,663
Anheuser-Busch InBev SA/NV	279,385	28,215,962
Groupe Bruxelles Lambert SA	23,030	2,428,586
KBC Group NV	94,775	7,316,482
Proximus SADP	42,334	954,437
Solvay SA	18,739	2,366,185
UCB SA	36,527	2,871,857
Umicore SA	59,620	3,421,300
		50,200,472
Denmark — 2.5%
AP Moller - Maersk A/S, Class A	937	1,112,242
AP Moller - Maersk A/S, Class B, NVS	1,748	2,177,091
Carlsberg A/S, Class B	29,911	3,522,856
Chr Hansen Holding A/S	27,515	2,541,306
Coloplast A/S, Class B	32,848	3,282,998
Danske Bank A/S	192,910	6,038,357
DSV A/S	50,609	4,089,007
Genmab A/S(a)	17,559	2,709,724
ISS A/S	52,480	1,803,473
Novo Nordisk A/S, Class B	490,846	22,767,440
Novozymes A/S, Class B	58,769	2,981,043
Orsted A/S(b)	59,389	3,592,283
Pandora A/S	31,892	2,227,917
Vestas Wind Systems A/S	58,168	3,600,464
		62,446,201
Finland — 1.6%
Fortum OYJ	123,657	2,951,041
Kone OYJ, Class B	111,481	5,682,772
Metso OYJ	35,981	1,205,677
Neste OYJ	35,684	2,799,745
Nokia OYJ	1,564,668	9,006,267
Nokian Renkaat OYJ	32,995	1,303,629
Sampo OYJ, Class A	134,607	6,569,308
Stora Enso OYJ, Class R	160,908	3,148,671
UPM-Kymmene OYJ	145,815	5,212,944
Wartsila OYJ Abp	129,384	2,542,379
		40,422,433
France — 16.4%
Accor SA, NVS	52,594	2,580,286
Air Liquide SA	119,026	14,966,947
Airbus SE	168,257	19,695,931
Alstom SA, NVS	44,210	2,031,661
Arkema SA, NVS	20,788	2,461,083
Atos SE	26,345	3,597,279
AXA SA, NVS	541,475	13,285,671
BNP Paribas SA	320,385	19,896,553
Bouygues SA, NVS	63,192	2,723,214
Capgemini SE	43,910	5,905,975
Carrefour SA, NVS(c)	169,067	2,737,858
Christian Dior SE, NVS	3,321	1,388,897
Cie. de Saint-Gobain, NVS	153,649	6,865,369
Security	Shares	Value
France (continued)
Cie. Generale des Etablissements Michelin SCA, Class B, NVS	49,803	$ 6,064,786
Credit Agricole SA	347,916	4,645,006
Danone SA, NVS	176,342	12,944,191
Dassault Systemes SE, NVS	38,491	5,392,822
Edenred, NVS	60,644	1,915,981
Eiffage SA, NVS	18,797	2,044,970
Electricite de France SA, NVS	100,184	1,377,905
Engie SA	449,480	6,890,501
Essilor International Cie Generale d'Optique SA, NVS	55,768	7,872,035
Gecina SA	13,846	2,316,574
Hermes International, NVS	8,263	5,053,345
Kering SA, NVS	20,779	11,732,393
Klepierre SA	59,113	2,225,812
Legrand SA	74,750	5,489,560
L'Oreal SA	69,065	17,054,699
LVMH Moet Hennessy Louis Vuitton SE, NVS	75,349	25,090,117
Orange SA, NVS	599,894	10,047,332
Pernod Ricard SA, NVS	58,940	9,627,278
Peugeot SA, NVS	156,911	3,583,422
Publicis Groupe SA, NVS(c)	60,747	4,180,331
Renault SA, NVS	54,663	4,648,143
Safran SA	90,641	11,011,398
Sanofi, NVS	320,171	25,662,455
Schneider Electric SE, NVS	150,280	12,531,317
SES SA	108,266	1,983,310
Societe Generale SA, NVS	211,111	8,901,725
Sodexo SA, NVS	26,070	2,606,105
STMicroelectronics NV	59,488	1,327,290
STMicroelectronics NV, New	128,629	2,873,711
Suez	122,201	1,584,415
Teleperformance, NVS	16,263	2,872,865
Thales SA, NVS	29,587	3,811,965
TOTAL SA, NVS	744,329	45,372,667
Ubisoft Entertainment SA, NVS(a)	19,093	2,095,006
Unibail-Rodamco-Westfield	40,726	8,965,489
Valeo SA, NVS	67,717	3,701,730
Veolia Environnement SA, NVS	155,624	3,330,540
Vinci SA	144,329	13,878,599
Vivendi SA, NVS	215,490	5,283,505
		406,128,019
Germany — 13.6%
adidas AG	50,870	11,103,576
Allianz SE, Registered	123,313	25,486,305
BASF SE	255,745	24,457,933
Bayer AG, Registered	251,514	27,706,377
Bayerische Motoren Werke AG	89,956	8,153,337
Beiersdorf AG	27,938	3,171,874
Brenntag AG	43,985	2,450,647
Commerzbank AG(a)	297,956	2,856,432
Continental AG	29,756	6,793,726
Covestro AG(b)	27,496	2,453,309
Daimler AG, Registered	277,085	17,835,147
Deutsche Bank AG, Registered(c)	582,277	6,269,464
Deutsche Boerse AG	53,722	7,159,847
Deutsche Lufthansa AG, Registered	65,969	1,586,656
Deutsche Post AG, Registered	271,056	8,851,710
Deutsche Telekom AG, Registered	902,230	13,978,606
Deutsche Wohnen SE, Bearer	100,396	4,852,800
E.ON SE	622,435	6,652,434

iShares® Europe ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Fresenius Medical Care AG & Co. KGaA	58,371	$ 5,886,891
Fresenius SE & Co. KGaA	113,974	9,155,244
GEA Group AG	49,901	1,683,187
HeidelbergCement AG	36,793	3,096,390
Infineon Technologies AG	311,592	7,941,741
K+S AG, Registered	54,869	1,354,918
LANXESS AG	26,237	2,046,286
Linde AG	52,621	12,557,861
Merck KGaA	36,641	3,577,282
MTU Aero Engines AG	14,868	2,857,315
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	41,840	8,844,349
OSRAM Licht AG	22,692	927,292
ProSiebenSat.1 Media SE	66,190	1,679,298
QIAGEN NV(a)	65,504	2,386,152
RWE AG	139,842	3,187,898
SAP SE	278,214	32,141,819
Siemens AG, Registered	237,733	31,425,942
Symrise AG	34,844	3,055,228
thyssenkrupp AG	110,221	2,679,296
TUI AG	123,515	2,711,051
United Internet AG, Registered(d)	35,341	2,024,334
Volkswagen AG	9,824	1,623,007
Vonovia SE	141,295	6,724,138
Wirecard AG	31,999	5,153,874
		336,540,973
Ireland — 0.9%
Bank of Ireland Group PLC	264,115	2,061,437
CRH PLC	235,911	8,359,544
Irish Bank Resolution Corp. Ltd.(e)	211,770	2
Kerry Group PLC, Class A	42,787	4,476,056
Paddy Power Betfair PLC	23,785	2,638,168
Ryanair Holdings PLC, ADR, NVS(a)(c)	26,568	3,034,863
Smurfit Kappa Group PLC	65,925	2,670,886
		23,240,956
Italy — 3.7%
Assicurazioni Generali SpA	379,420	6,365,795
Atlantia SpA	133,093	3,934,546
Banco BPM SpA(a)	430,473	1,262,528
CNH Industrial NV	282,009	2,994,947
Enel SpA	2,163,663	12,017,066
Eni SpA	711,496	13,213,234
Ferrari NV	35,761	4,864,198
Fiat Chrysler Automobiles NV(a)	306,840	5,851,675
Intesa Sanpaolo SpA	4,028,705	11,695,791
Leonardo SpA	118,829	1,174,563
Luxottica Group SpA	39,901	2,574,366
Mediobanca Banca di Credito Finanziario SpA	168,275	1,564,291
Moncler SpA	46,614	2,122,544
Prysmian SpA	63,782	1,588,417
Snam SpA	635,097	2,651,632
Telecom Italia SpA/Milano(a)	3,236,365	2,408,492
Tenaris SA	134,020	2,459,006
Terna Rete Elettrica Nazionale SpA	397,752	2,151,080
UniCredit SpA	589,791	9,844,380
Unione di Banche Italiane SpA(c)	292,880	1,125,707
		91,864,258
Netherlands — 5.6%
ABN AMRO Group NV, CVA(b)	116,702	3,027,597
Security	Shares	Value
Netherlands (continued)
Aegon NV	393,489	$ 2,359,572
Akzo Nobel NV	71,354	6,108,245
ArcelorMittal	177,798	5,212,538
ASML Holding NV	120,461	23,867,338
EXOR NV	27,028	1,820,813
Gemalto NV(a)	24,198	1,407,534
Heineken Holding NV	30,580	2,931,273
Heineken NV	60,268	6,052,878
ING Groep NV	1,075,575	15,481,356
Koninklijke Ahold Delhaize NV	347,520	8,319,845
Koninklijke DSM NV	51,422	5,170,454
Koninklijke KPN NV	1,156,716	3,146,722
Koninklijke Philips NV	262,205	11,151,061
NN Group NV	86,294	3,510,221
Randstad NV	35,317	2,079,037
RELX NV	274,042	5,844,031
Unilever NV, CVA	479,160	26,733,008
Wolters Kluwer NV	76,162	4,291,423
		138,514,946
Norway — 1.1%
DNB ASA	261,327	5,107,650
Equinor ASA	297,305	7,893,699
Marine Harvest ASA	119,435	2,376,860
Norsk Hydro ASA	385,736	2,309,096
Orkla ASA	236,155	2,068,790
Subsea 7 SA	73,895	1,181,809
Telenor ASA	194,543	3,989,726
Yara International ASA	49,739	2,062,694
		26,990,324
Portugal — 0.2%
EDP - Energias de Portugal SA	689,148	2,735,691
Galp Energia SGPS SA	130,799	2,494,591
		5,230,282
Spain — 4.8%
ACS Actividades de Construccion y Servicios SA	77,550	3,141,861
Aena SME SA(b)	20,917	3,797,567
Amadeus IT Group SA	122,465	9,665,723
Banco Bilbao Vizcaya Argentaria SA	1,856,520	13,165,886
Banco de Sabadell SA	1,586,082	2,658,303
Banco Santander SA	4,480,536	24,021,909
Bankia SA	306,049	1,145,950
CaixaBank SA	1,019,976	4,413,377
Enagas SA	64,614	1,889,020
Endesa SA	90,267	1,991,368
Ferrovial SA	142,690	2,927,956
Gas Natural SDG SA	96,905	2,566,049
Grifols SA	81,041	2,439,290
Iberdrola SA	1,686,879	13,046,077
Industria de Diseno Textil SA	311,990	10,658,367
International Consolidated Airlines Group SA	239,022	2,095,378
Red Electrica Corp. SA	128,227	2,610,969
Repsol SA	353,908	6,927,390
Telefonica SA	1,270,793	10,799,961
		119,962,401
Sweden — 4.1%
Alfa Laval AB	78,262	1,859,882
Assa Abloy AB, Class B	280,279	5,980,914
Atlas Copco AB, Class A	176,778	5,153,555
Atlas Copco AB, Class B	109,917	2,883,079

iShares® Europe ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Boliden AB	77,716	$ 2,524,510
Electrolux AB, Series B	66,028	1,505,669
Epiroc AB, Class A(a)	185,314	1,946,978
Epiroc AB, Class B(a)	110,800	1,015,605
Essity AB, Class B	171,922	4,250,966
Hennes & Mauritz AB, Class B(c)	255,412	3,811,480
Hexagon AB, Class B	73,456	4,101,416
Industrivarden AB, Class A	48,390	980,674
Industrivarden AB, Class C	47,466	921,623
Investor AB, Class B	122,630	5,001,977
Kinnevik AB, Class B	66,616	2,285,317
Nordea Bank AB	885,679	8,541,961
Sandvik AB	312,565	5,555,314
Securitas AB, Class B	89,348	1,472,654
Skandinaviska Enskilda Banken AB, Class A	484,716	4,614,176
Skanska AB, Class B	113,602	2,067,338
SKF AB, Class B	106,625	1,986,853
Svenska Cellulosa AB SCA, Class B	172,702	1,878,757
Svenska Handelsbanken AB, Class A	427,777	4,760,729
Swedbank AB, Class A	289,881	6,214,976
Swedish Match AB	48,111	2,386,189
Tele2 AB, Class B	99,456	1,170,659
Telefonaktiebolaget LM Ericsson, Class B	859,506	6,654,302
Telia Co. AB	751,728	3,441,849
Volvo AB, Class B	428,367	6,856,937
		101,826,339
Switzerland — 12.7%
ABB Ltd., Registered	536,905	11,738,967
Adecco Group AG, Registered	48,376	2,862,756
ams AG	17,488	1,299,426
Baloise Holding AG, Registered	14,133	2,053,872
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates NVS	320	2,072,209
Chocoladefabriken Lindt & Spruengli AG, Registered	30	2,278,060
Cie. Financiere Richemont SA, Registered	144,659	12,255,114
Clariant AG, Registered	81,343	1,951,347
Credit Suisse Group AG, Registered	672,947	10,131,988
Geberit AG, Registered	10,197	4,373,737
Givaudan SA, Registered	2,184	4,953,289
Julius Baer Group Ltd.	59,882	3,514,702
Kuehne + Nagel International AG, Registered	15,533	2,333,978
LafargeHolcim Ltd., Registered	132,191	6,440,808
Lonza Group AG, Registered	20,594	5,465,048
Nestle SA, Registered	872,110	67,541,426
Novartis AG, Registered	713,686	54,107,742
Partners Group Holding AG	5,181	3,795,939
Roche Holding AG, NVS	196,562	43,659,549
Roche Holding AG Bearer	7,716	1,740,656
Schindler Holding AG, Participation Certificates, NVS	11,685	2,513,637
Schindler Holding AG, Registered	5,653	1,188,727
SGS SA, Registered	1,449	3,855,439
Sika AG, Registered	37,960	5,252,736
Sonova Holding AG, Registered	15,638	2,800,965
Straumann Holding AG, Registered	3,115	2,368,523
Swatch Group AG (The), Bearer	8,480	4,023,292
Swatch Group AG (The), Registered	21,063	1,821,097
Swiss Life Holding AG, Registered	9,547	3,317,101
Swiss Re AG	89,425	7,718,135
Swisscom AG, Registered	6,989	3,119,517
Temenos AG, Registered	16,735	2,528,073
Security	Shares	Value
Switzerland (continued)
UBS Group AG, Registered	1,066,758	$ 16,464,138
Zurich Insurance Group AG	42,125	12,476,925
		314,018,918
United Kingdom — 28.8%
3i Group PLC	275,861	3,280,036
Anglo American PLC	390,411	8,735,683
Antofagasta PLC	100,031	1,307,453
Ashtead Group PLC	142,392	4,273,083
Associated British Foods PLC	101,299	3,661,803
AstraZeneca PLC	353,654	24,526,881
Aviva PLC	1,149,219	7,646,975
Babcock International Group PLC	143,191	1,546,035
BAE Systems PLC	881,771	7,529,778
Barclays PLC	4,448,009	11,098,999
Barratt Developments PLC	283,686	1,930,362
Berkeley Group Holdings PLC	39,584	1,978,071
BHP Billiton PLC	588,225	13,248,871
BP PLC	5,522,601	42,165,107
British American Tobacco PLC	640,152	32,369,667
British Land Co. PLC (The)	258,354	2,292,820
BT Group PLC	2,345,679	6,745,013
Bunzl PLC	95,636	2,897,747
Burberry Group PLC	118,398	3,376,405
Carnival PLC	61,551	3,532,491
Centrica PLC	1,546,061	3,217,933
Cobham PLC(a)	713,848	1,212,472
Compass Group PLC	444,257	9,492,997
Croda International PLC	38,002	2,409,267
DCC PLC	26,590	2,420,522
Diageo PLC	687,372	24,702,238
Direct Line Insurance Group PLC	383,042	1,734,084
DS Smith PLC	285,575	1,965,083
easyJet PLC	74,075	1,636,153
Experian PLC	261,725	6,477,196
Ferguson PLC	68,258	5,542,236
G4S PLC	438,199	1,548,731
GlaxoSmithKline PLC	1,365,449	27,578,236
Glencore PLC	3,373,400	16,122,514
GVC Holdings PLC	154,980	2,150,477
Hammerson PLC	225,351	1,554,838
HSBC Holdings PLC	5,724,975	53,717,558
IMI PLC	77,224	1,154,131
Imperial Brands PLC	268,683	10,010,449
Informa PLC	350,120	3,859,753
InterContinental Hotels Group PLC	56,090	3,495,295
Intertek Group PLC	45,579	3,439,643
ITV PLC	1,024,334	2,353,137
J Sainsbury PLC	478,006	2,027,054
Johnson Matthey PLC	56,066	2,678,826
Kingfisher PLC	593,566	2,327,458
Land Securities Group PLC	212,648	2,686,484
Legal & General Group PLC	1,669,218	5,862,071
Lloyds Banking Group PLC	19,912,182	16,575,258
London Stock Exchange Group PLC	87,394	5,158,728
Man Group PLC	482,230	1,124,349
Marks & Spencer Group PLC	459,195	1,789,051
Micro Focus International PLC	124,267	2,171,381
Mondi PLC	104,199	2,821,536
National Grid PLC	1,002,521	11,096,885
Next PLC	40,151	3,207,067

iShares® Europe ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Pearson PLC	218,849	$ 2,557,079
Persimmon PLC	87,478	2,925,435
Prudential PLC	720,183	16,492,007
Quilter PLC(a)(b)	199,595	381,887
Randgold Resources Ltd.	26,399	2,028,462
Reckitt Benckiser Group PLC	187,246	15,423,534
RELX PLC	301,451	6,457,401
Rentokil Initial PLC	525,726	2,434,868
Rio Tinto PLC	323,265	17,929,481
Rolls-Royce Holdings PLC	521,693	6,806,380
Royal Bank of Scotland Group PLC(a)	920,306	3,111,703
Royal Dutch Shell PLC, Class A	1,286,200	44,643,213
Royal Dutch Shell PLC, Class B	1,047,712	37,534,280
RSA Insurance Group PLC	287,569	2,579,431
Sage Group PLC (The)	319,987	2,655,602
Schroders PLC	32,993	1,375,594
Segro PLC	281,001	2,483,419
Severn Trent PLC	67,063	1,752,649
Shire PLC	255,522	14,388,108
Sky PLC	291,759	5,629,625
Smith & Nephew PLC	246,563	4,550,839
Smiths Group PLC	111,416	2,497,708
SSE PLC	278,925	4,989,799
St. James's Place PLC	135,979	2,060,065
Standard Chartered PLC	763,579	6,982,209
Standard Life Aberdeen PLC	764,907	3,289,143
Tate & Lyle PLC	129,458	1,105,491
Taylor Wimpey PLC	933,342	2,204,487
Tesco PLC	2,708,087	9,177,932
Travis Perkins PLC	69,692	1,308,855
Unilever PLC	367,632	20,346,557
United Utilities Group PLC	195,229	1,967,157
Vodafone Group PLC	7,405,458	17,972,191
Weir Group PLC (The)	67,352	1,778,430
Whitbread PLC	51,705	2,702,554
William Hill PLC	245,356	982,808
Wm Morrison Supermarkets PLC	647,541	2,154,389
WPP PLC	375,924	5,921,024
		713,046,167
United States — 0.1%
Altice USA Inc., Class A(c)	70,582	1,204,122
Total Common Stocks — 98.4% (Cost: $2,637,462,711)		2,439,386,313
Preferred Stocks
Germany — 0.7%
Bayerische Motoren Werke AG, NVS, Preference Shares	15,403	1,228,292
Henkel AG & Co. KGaA, NVS, Preference Shares	49,112	6,278,811
Porsche Automobil Holding SE, NVS, Preference Shares	43,605	2,777,707
Security	Shares	Value
Germany (continued)
Volkswagen AG, NVS, Preference Shares	50,438	$ 8,375,181
		18,659,991
Italy — 0.1%
Intesa Sanpaolo SpA, NVS, Preference Shares	262,569	796,450
Telecom Italia SpA/Milano, NVS, Preference Shares	1,699,624	1,110,468
		1,906,918
Total Preferred Stocks — 0.8% (Cost: $25,871,528)		20,566,909
Rights
Italy — 0.0%
Intesa Sanpaolo SpA (Expires 07/17/18)	4,602,696	54
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, NVS (Expires 07/11/18)(a)	78,740	81,085
Repsol SA, NVS (Expires 07/06/18)(a)	380,321	215,849
		296,934
Total Rights — 0.0% (Cost: $300,055)		296,988
Short-Term Investments
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(f)(g)(h)	15,784,669	15,787,825
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(f)(g)	2,525,804	2,525,804
		18,313,629
Total Short-Term Investments — 0.7% (Cost: $18,311,526)		18,313,629
Total Investments in Securities — 99.9% (Cost: $2,681,945,820)		2,478,563,839
Other Assets, Less Liabilities — 0.1%		1,484,963
Net Assets — 100.0%		$ 2,480,048,802

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® Europe ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	29,298,484	(13,513,815)	15,784,669	$15,787,825	$ 77,911(a)	$ (242)	$ 4,789
BlackRock Cash Funds: Treasury, SL Agency Shares	1,537,854	987,950	2,525,804	2,525,804	15,121	—	—
				$18,313,629	$93,032	$ (242)	$ 4,789

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50	302	09/21/18	$ 11,957	$ (200,646)
FTSE 100 Index	79	09/21/18	7,928	(20,845)
				$ (221,491)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$ 2,439,386,311	$ —	$ 2	$2,439,386,313
Preferred Stocks	20,566,909	—	—	20,566,909
Rights	296,934	54	—	296,988
Money Market Funds	18,313,629	—	—	18,313,629
	$2,478,563,783	$ 54	$ 2	$2,478,563,839
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (221,491)	$ —	$ —	$ (221,491)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares

iShares® Global 100 ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 0.7%
BHP Billiton Ltd.	501,437	$ 12,563,202
France — 5.4%
AXA SA, NVS	302,680	7,426,579
Carrefour SA, NVS(a)	91,460	1,481,096
Cie. de Saint-Gobain, NVS	87,643	3,916,078
Engie SA	256,044	3,925,139
L'Oreal SA	40,915	10,103,424
LVMH Moet Hennessy Louis Vuitton SE, NVS	43,475	14,476,540
Orange SA, NVS	340,029	5,694,980
Sanofi, NVS	181,094	14,515,108
Schneider Electric SE, NVS	87,537	7,299,400
Societe Generale SA, NVS	118,021	4,976,484
TOTAL SA, NVS	419,744	25,586,676
Vivendi SA, NVS	126,912	3,111,700
		102,513,204
Germany — 5.4%
Allianz SE, Registered	69,427	14,349,158
BASF SE	145,074	13,874,016
Bayer AG, Registered	143,374	15,793,849
Daimler AG, Registered	155,008	9,977,409
Deutsche Bank AG, Registered	339,252	3,652,777
Deutsche Telekom AG, Registered	507,952	7,869,901
E.ON SE	353,842	3,781,777
Linde AG	30,284	7,227,196
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	23,735	5,017,223
RWE AG	82,686	1,884,945
Siemens AG, Registered	136,570	18,053,198
		101,481,449
Japan — 4.4%
Bridgestone Corp.	114,300	4,471,285
Canon Inc.	190,550	6,246,441
Honda Motor Co. Ltd.	288,600	8,475,744
Mitsubishi UFJ Financial Group Inc.	2,171,800	12,374,152
Nissan Motor Co. Ltd.	308,700	3,004,366
Panasonic Corp.	390,400	5,263,959
Seven & i Holdings Co. Ltd.	124,920	5,448,368
Sony Corp.	202,800	10,370,236
Toyota Motor Corp.	437,100	28,294,200
		83,948,751
Netherlands — 1.6%
ING Groep NV	597,591	8,601,463
Koninklijke Philips NV	154,815	6,583,977
Unilever NV, CVA	272,050	15,178,051
		30,363,491
South Korea — 1.8%
Samsung Electronics Co. Ltd., GDR, NVS	32,204	33,653,180
Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	1,079,864	7,658,073
Banco Santander SA	2,567,310	13,764,355
Repsol SA	191,682	3,751,981
Telefonica SA	729,839	6,202,610
		31,377,019
Switzerland — 5.0%
ABB Ltd., Registered	307,668	6,726,897
Credit Suisse Group AG, Registered	387,199	5,829,725
Security	Shares	Value
Switzerland (continued)
Nestle SA, Registered	492,786	$ 38,164,302
Novartis AG, Registered	401,134	30,411,770
Swiss Re AG	49,940	4,310,245
UBS Group AG, Registered	618,286	9,542,508
		94,985,447
United Kingdom — 10.6%
Anglo American PLC	226,989	5,079,016
AstraZeneca PLC	200,417	13,899,472
Aviva PLC	625,291	4,160,726
Barclays PLC	2,538,624	6,334,561
BP PLC	3,111,489	23,756,246
Diageo PLC	393,586	14,144,386
GlaxoSmithKline PLC	770,962	15,571,268
HSBC Holdings PLC	3,244,872	30,446,701
National Grid PLC	552,998	6,121,124
Prudential PLC	417,955	9,571,063
Rio Tinto PLC	185,781	10,304,106
Royal Dutch Shell PLC, Class A	719,854	24,985,691
Royal Dutch Shell PLC, Class B	595,706	21,341,166
Standard Chartered PLC	445,265	4,071,528
Vodafone Group PLC	4,205,603	10,206,513
		199,993,567
United States — 63.1%
3M Co.	95,873	18,860,137
Alphabet Inc., Class A(b)	41,565	46,934,782
Alphabet Inc., Class C, NVS(b)	36,749	40,999,022
Amazon.com Inc.(b)	64,408	109,480,718
American Tower Corp.	70,866	10,216,751
Aon PLC	40,972	5,620,129
Apple Inc.	784,165	145,156,783
Bristol-Myers Squibb Co.	260,837	14,434,720
Caterpillar Inc.	95,542	12,962,183
Chevron Corp.	303,212	38,335,093
Citigroup Inc.	405,796	27,155,868
Coca-Cola Co. (The)	612,927	26,882,978
Colgate-Palmolive Co.	136,639	8,855,574
DowDuPont Inc.	386,034	25,447,361
Emerson Electric Co.	106,270	7,347,508
Exxon Mobil Corp.	673,575	55,724,860
Ford Motor Co.	617,131	6,831,640
General Electric Co.	1,395,665	18,995,001
Goldman Sachs Group Inc. (The)	57,491	12,680,790
HP Inc.	277,026	6,285,720
Intel Corp.	745,668	37,067,156
International Business Machines Corp.	146,257	20,432,103
Johnson & Johnson	429,394	52,102,668
Johnson Controls International PLC	158,599	5,305,137
JPMorgan Chase & Co.	543,777	56,661,563
Kimberly-Clark Corp.	53,299	5,614,517
Marsh & McLennan Companies Inc.	79,869	6,546,862
McDonald's Corp.	126,613	19,838,991
Merck & Co. Inc.	428,038	25,981,907
Microsoft Corp.	1,271,191	125,352,145
Morgan Stanley	224,221	10,628,075
NIKE Inc., Class B	209,102	16,661,247
PepsiCo Inc.	225,771	24,579,689
Pfizer Inc.	937,275	34,004,337
Philip Morris International Inc.	247,433	19,977,740
Procter & Gamble Co. (The)	399,521	31,186,609

iShares® Global 100 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Texas Instruments Inc.	163,467	$ 18,022,237
Twenty-First Century Fox Inc., Class A, NVS	171,654	8,529,487
United Technologies Corp.	119,360	14,923,581
Walmart Inc.	231,527	19,830,288
		1,192,453,957
Total Common Stocks — 99.6% (Cost: $1,479,775,119)		1,883,333,267
Rights
Spain — 0.0%
Repsol SA, NVS (Expires 07/06/18)(b)	194,782	110,548
Total Rights — 0.0% (Cost: $109,745)		110,548
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	54,865	54,876
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	1,683,690	$ 1,683,690
		1,738,566
Total Short-Term Investments — 0.1% (Cost: $1,738,566)		1,738,566
Total Investments in Securities — 99.7% (Cost: $1,481,623,430)		1,885,182,381
Other Assets, Less Liabilities — 0.3%		5,669,828
Net Assets — 100.0%		$ 1,890,852,209

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,195,096	(13,140,231)	54,865	$ 54,876	$ 3,474(a)	$ (1,316)	$ 1,316
BlackRock Cash Funds: Treasury, SL Agency Shares	1,560,075	123,615	1,683,690	1,683,690	9,238	—	—
				$1,738,566	$12,712	$ (1,316)	$ 1,316

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,883,333,267	$ —	$ —	$1,883,333,267
Rights	110,548	—	—	110,548
Money Market Funds	1,738,566	—	—	1,738,566
	$1,885,182,381	$ —	$ —	$1,885,182,381
Portfolio Abbreviations - Equity
GDR	Global Depositary Receipt
NVS	Non-Voting Shares

iShares® Global Clean Energy ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Austria — 6.2%
Verbund AG	323,848	$ 10,473,616
Canada — 6.7%
Boralex Inc., Class A	245,602	3,932,022
Canadian Solar Inc.(a)(b)	191,842	2,348,146
Innergex Renewable Energy Inc.	479,046	5,029,173
		11,309,341
China — 27.3%
Beijing Enterprises Clean Energy Group Ltd.(a)(b)	147,400,000	3,813,956
China Everbright Greentech Ltd., Class L(c)	2,486,000	2,598,347
China Everbright International Ltd.(b)	6,699,000	8,658,249
China Longyuan Power Group Corp. Ltd., Class H	10,974,000	8,840,242
GCL-Poly Energy Holdings Ltd.(a)(b)	52,713,000	4,972,005
Huaneng Renewables Corp. Ltd., Class H	20,316,000	6,758,664
JinkoSolar Holding Co. Ltd., ADR(a)(b)	113,400	1,561,518
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(b)	2,792,400	3,399,094
Xinyi Solar Holdings Ltd.	18,816,000	5,779,982
		46,382,057
Denmark — 5.0%
Vestas Wind Systems A/S	136,289	8,435,972
Germany — 2.8%
Nordex SE(a)(b)	266,610	2,707,519
SMA Solar Technology AG	47,696	1,975,792
		4,683,311
New Zealand — 11.2%
Contact Energy Ltd.	2,422,475	9,594,798
Meridian Energy Ltd.	4,474,760	9,452,464
		19,047,262
Spain — 4.5%
Siemens Gamesa Renewable Energy SA(b)	574,935	7,722,911
United Kingdom — 3.0%
Atlantica Yield PLC	249,632	5,037,574
United States — 26.5%
Covanta Holding Corp.	562,754	9,285,441
First Solar Inc.(a)(b)	133,418	7,025,792
Ormat Technologies Inc.(b)	154,293	8,206,845
Pattern Energy Group Inc., Class A	378,427	7,095,506
SolarEdge Technologies Inc.(a)(b)	155,196	7,426,128
Security	Shares	Value
United States (continued)
Sunrun Inc.(a)	285,752	$ 3,757,639
TerraForm Power Inc., Class A	178,258	2,085,619
		44,882,970
Total Common Stocks — 93.2% (Cost: $155,270,655)		157,975,014
Preferred Stocks
Brazil — 5.7%
Cia. Energetica de Minas Gerais, ADR, NVS, Preference Shares(b)	3,977,747	7,319,055
Cia. Paranaense de Energia, Class B, ADR, NVS, Preference Shares	435,461	2,429,872
		9,748,927
Total Preferred Stocks — 5.7% (Cost: $13,789,771)		9,748,927
Short-Term Investments
Money Market Funds — 15.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(d)(e)(f)	25,745,921	25,751,070
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(d)(e)	74,226	74,226
		25,825,296
Total Short-Term Investments — 15.2% (Cost: $25,822,842)		25,825,296
Total Investments in Securities — 114.1% (Cost: $194,883,268)		193,549,237
Other Assets, Less Liabilities — (14.1)%		(23,959,160)
Net Assets — 100.0%		$ 169,590,077

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,955,742	8,790,179	25,745,921	$25,751,070	$187,798 (a)	$ 1,861	$ 2,454
BlackRock Cash Funds: Treasury, SL Agency Shares	177,914	(103,688)	74,226	74,226	1,252	—	—
				$25,825,296	$189,050	$ 1,861	$ 2,454

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Global Clean Energy ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$157,975,014	$ —	$ —	$157,975,014
Preferred Stocks	9,748,927	—	—	9,748,927
Money Market Funds	25,825,296	—	—	25,825,296
	$193,549,237	$ —	$ —	$193,549,237
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares

iShares® Global Consumer Discretionary ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 0.5%
Aristocrat Leisure Ltd.	42,232	$ 964,176
Tabcorp Holdings Ltd.	145,055	477,995
		1,442,171
Brazil — 0.1%
Kroton Educacional SA, ADR, NVS	94,475	221,071
Canada — 1.5%
Canadian Tire Corp. Ltd., Class A, NVS	4,386	572,152
Dollarama Inc.	20,196	782,385
Gildan Activewear Inc.	14,616	411,442
Magna International Inc.	21,022	1,221,895
Restaurant Brands International Inc.	15,810	953,083
Shaw Communications Inc., Class B, NVS	28,560	581,426
		4,522,383
China — 0.3%
Geely Automobile Holdings Ltd.	306,000	793,721
Denmark — 0.2%
Pandora A/S	6,872	480,065
Finland — 0.1%
Nokian Renkaat OYJ	8,262	326,431
France — 5.9%
Accor SA, NVS	11,304	554,580
Christian Dior SE, NVS	663	277,278
Cie. Generale des Etablissements Michelin SCA, Class B, NVS	11,322	1,378,742
Hermes International, NVS	1,836	1,122,830
Kering SA, NVS	4,594	2,593,898
LVMH Moet Hennessy Louis Vuitton SE, NVS	16,782	5,588,161
Peugeot SA, NVS	33,813	772,197
Publicis Groupe SA, NVS	13,269	913,112
Renault SA, NVS	11,934	1,014,780
SES SA	23,230	425,547
Sodexo SA, NVS	5,610	560,808
Valeo SA, NVS	14,948	817,128
Vivendi SA, NVS	47,381	1,161,714
		17,180,775
Germany — 3.9%
adidas AG	11,373	2,482,425
Bayerische Motoren Werke AG	20,910	1,895,219
Continental AG	6,987	1,595,233
Daimler AG, Registered	62,220	4,004,919
ProSiebenSat.1 Media SE	14,892	377,823
TUI AG	27,894	612,250
Volkswagen AG	2,040	337,025
		11,304,894
Hong Kong — 0.7%
Galaxy Entertainment Group Ltd.	167,000	1,293,138
Sands China Ltd.	163,200	872,638
		2,165,776
Ireland — 0.2%
Paddy Power Betfair PLC	5,156	571,890
Italy — 1.2%
Ferrari NV(a)	7,803	1,061,361
Fiat Chrysler Automobiles NV(b)	67,532	1,287,887
Luxottica Group SpA	8,520	549,701
Security	Shares	Value
Italy (continued)
Moncler SpA	10,465	$ 476,518
		3,375,467
Japan — 13.3%
Aisin Seiki Co. Ltd.	11,500	524,308
Bridgestone Corp.	42,200	1,650,816
Denso Corp.	32,400	1,583,070
Dentsu Inc.	15,300	725,184
Fast Retailing Co. Ltd.	3,800	1,746,563
Honda Motor Co. Ltd.	110,443	3,243,543
Isuzu Motors Ltd.	40,800	542,023
Koito Manufacturing Co. Ltd.	8,400	555,121
Mazda Motor Corp.	40,800	500,952
Nikon Corp.	25,500	405,873
Nissan Motor Co. Ltd.	153,000	1,489,044
Nitori Holdings Co. Ltd.	5,200	811,231
Oriental Land Co. Ltd./Japan	13,600	1,427,346
Panasonic Corp.	158,200	2,133,090
Rakuten Inc.	61,200	414,059
Sekisui House Ltd.	40,800	721,961
Shimano Inc.	5,300	778,026
Sony Corp.	77,300	3,952,758
Subaru Corp.	38,588	1,123,516
Sumitomo Electric Industries Ltd.	51,000	759,717
Suzuki Motor Corp.	27,300	1,507,890
Toyota Industries Corp.	12,600	706,415
Toyota Motor Corp.	170,900	11,062,637
Yamaha Motor Co. Ltd.	18,613	468,161
		38,833,304
Mexico — 0.2%
Grupo Televisa SAB, CPO	146,894	563,340
South Korea — 0.1%
Hyundai Motor Co., GDR, NVS	7,549	425,033
Spain — 0.8%
Industria de Diseno Textil SA	69,921	2,388,678
Sweden — 0.4%
Electrolux AB, Series B	15,606	355,871
Hennes & Mauritz AB, Class B(a)	56,814	847,828
		1,203,699
Switzerland — 1.4%
Cie. Financiere Richemont SA, Registered	32,997	2,795,415
Swatch Group AG (The), Bearer	1,984	941,299
Swatch Group AG (The), Registered	4,539	392,440
		4,129,154
United Kingdom — 5.2%
Aptiv PLC	16,473	1,509,421
Barratt Developments PLC	62,628	426,157
Berkeley Group Holdings PLC	8,543	426,906
Burberry Group PLC	26,308	750,236
Carnival PLC	13,626	782,014
Compass Group PLC	99,611	2,128,513
GVC Holdings PLC	35,636	494,479
Informa PLC	75,705	834,574
InterContinental Hotels Group PLC	12,124	755,517
ITV PLC	222,564	511,282
Kingfisher PLC	135,660	531,942
Marks & Spencer Group PLC	107,253	417,864
Next PLC	8,657	691,479

iShares® Global Consumer Discretionary ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Pearson PLC	47,430	$ 554,183
Persimmon PLC	19,239	643,390
Sky PLC	64,923	1,252,719
Taylor Wimpey PLC	203,824	481,418
Whitbread PLC	11,274	589,278
William Hill PLC	57,273	229,415
WPP PLC	82,365	1,297,297
		15,308,084
United States — 62.5%
Advance Auto Parts Inc.	4,592	623,134
Altice USA Inc., Class A(a)	11,909	203,162
Amazon.com Inc.(b)	24,939	42,391,312
AutoZone Inc.(b)	1,645	1,103,680
Best Buy Co. Inc.	15,118	1,127,500
Booking Holdings Inc.(b)	3,009	6,099,514
BorgWarner Inc.	12,394	534,925
CarMax Inc.(b)	10,914	795,303
Carnival Corp.	24,855	1,424,440
CBS Corp., Class B, NVS	20,910	1,175,560
Charter Communications Inc., Class A(b)	11,466	3,361,946
Chipotle Mexican Grill Inc.(b)	1,506	649,643
Comcast Corp., Class A	284,220	9,325,258
Darden Restaurants Inc.	7,548	808,089
Discovery Inc., Class A(a)(b)	12,138	333,795
Discovery Inc., Class C, NVS(b)	18,042	460,071
DISH Network Corp., Class A(b)	14,211	477,632
Dollar General Corp.	15,895	1,567,247
Dollar Tree Inc.(b)	14,744	1,253,240
DR Horton Inc.	21,016	861,656
Expedia Group Inc.	7,590	912,242
Foot Locker Inc.	7,166	377,290
Ford Motor Co.	241,026	2,668,158
Gap Inc. (The)	13,069	423,305
Garmin Ltd.	6,834	416,874
General Motors Co.	78,285	3,084,429
Genuine Parts Co.	9,282	851,995
Goodyear Tire & Rubber Co. (The)	15,300	356,337
H&R Block Inc.	12,759	290,650
Hanesbrands Inc.	22,259	490,143
Harley-Davidson Inc.	10,334	434,855
Hasbro Inc.	7,142	659,278
Hilton Worldwide Holdings Inc.	17,238	1,364,560
Home Depot Inc. (The)	71,499	13,949,455
Interpublic Group of Companies Inc. (The)	23,664	554,684
Kohl's Corp.	10,408	758,743
L Brands Inc.	14,955	551,540
Leggett & Platt Inc.	8,045	359,129
Lennar Corp., Class A	16,779	880,897
LKQ Corp.(b)	19,488	621,667
Lowe's Companies Inc.	50,865	4,861,168
Macy's Inc.	18,819	704,395
Marriott International Inc./MD, Class A	18,335	2,321,211
Mattel Inc.(a)	21,282	349,450
McDonald's Corp.	48,762	7,640,518
MGM Resorts International	30,789	893,805
Michael Kors Holdings Ltd.(b)	9,287	618,514
Mohawk Industries Inc.(b)	3,930	842,081
Netflix Inc.(b)	26,891	10,525,944
Newell Brands Inc.	29,733	766,814
News Corp., Class A, NVS	26,061	403,946
Security	Shares	Value
United States (continued)
News Corp., Class B	3,639	$ 57,678
NIKE Inc., Class B	79,502	6,334,719
Nordstrom Inc.	7,301	378,046
Norwegian Cruise Line Holdings Ltd.(b)	12,648	597,618
O'Reilly Automotive Inc.(b)	5,044	1,379,887
Omnicom Group Inc.	14,008	1,068,390
PulteGroup Inc.	16,014	460,403
PVH Corp.	4,743	710,122
Ralph Lauren Corp.	3,369	423,551
Ross Stores Inc.	23,460	1,988,235
Royal Caribbean Cruises Ltd.	10,489	1,086,660
Starbucks Corp.	85,624	4,182,732
Tapestry Inc.	17,908	836,483
Target Corp.	33,155	2,523,759
Tiffany & Co.	6,315	831,054
TJX Companies Inc. (The)	38,760	3,689,177
Tractor Supply Co.	7,590	580,559
TripAdvisor Inc.(b)	6,562	365,569
Twenty-First Century Fox Inc., Class A, NVS	65,565	3,257,925
Twenty-First Century Fox Inc., Class B	26,469	1,304,128
Ulta Salon Cosmetics & Fragrance Inc.(b)	3,519	821,546
Under Armour Inc., Class A(b)	11,086	249,213
Under Armour Inc., Class C, NVS(b)	12,008	253,129
VF Corp.	20,250	1,650,780
Viacom Inc., Class B, NVS	21,726	655,256
Walt Disney Co. (The)	92,181	9,661,491
Whirlpool Corp.	3,965	579,802
Wynn Resorts Ltd.	5,202	870,503
Yum! Brands Inc.	20,108	1,572,848
		182,882,447
Total Common Stocks — 98.5% (Cost: $278,661,216)		288,118,383
Preferred Stocks
Germany — 1.0%
Bayerische Motoren Werke AG, NVS, Preference Shares	3,355	267,540
Porsche Automobil Holding SE, NVS, Preference Shares	9,639	614,019
Volkswagen AG, NVS, Preference Shares	11,373	1,888,476
		2,770,035
South Korea — 0.2%
Hyundai Motor Co., GDR, NVS, Preference Shares(a)(c)	19,039	706,347
Total Preferred Stocks — 1.2% (Cost: $4,839,301)		3,476,382
Short-Term Investments
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(d)(e)(f)	2,245,158	2,245,607

iShares® Global Consumer Discretionary ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(d)(e)	110,404	$ 110,404
		2,356,011
Total Short-Term Investments — 0.8% (Cost: $2,355,935)		2,356,011
Total Investments in Securities — 100.5% (Cost: $285,856,452)		293,950,776
Other Assets, Less Liabilities — (0.5)%		(1,442,084)
Net Assets — 100.0%		$ 292,508,692
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,339,234	(5,094,076)	2,245,158	$2,245,607	$12,937 (a)	$ 23	$ 657
BlackRock Cash Funds: Treasury, SL Agency Shares	280,123	(169,719)	110,404	110,404	1,364	—	—
				$ 2,356,011	$14,301	$ 23	$ 657

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$287,693,350	$ 425,033	$ —	$ 288,118,383
Preferred Stocks	3,476,382	—	—	3,476,382
Money Market Funds	2,356,011	—	—	2,356,011
	$293,525,743	$ 425,033	$ —	$293,950,776
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVS	Non-Voting Shares

iShares® Global Consumer Staples ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 2.5%
Treasury Wine Estates Ltd.	115,321	$ 1,481,713
Wesfarmers Ltd.	178,241	6,500,383
Woolworths Group Ltd.	209,788	4,730,656
		12,712,752
Belgium — 3.1%
Anheuser-Busch InBev SA/NV	155,951	15,749,978
Brazil — 0.7%
Ambev SA, ADR, NVS	711,799	3,295,630
BRF SA, ADR, NVS(a)(b)	98,527	461,106
		3,756,736
Canada — 1.5%
Alimentation Couche-Tard Inc., Class B	67,724	2,940,224
George Weston Ltd.	8,157	665,110
Loblaw Companies Ltd.	31,241	1,605,452
Metro Inc.	38,610	1,311,704
Saputo Inc.	36,491	1,210,865
		7,733,355
Denmark — 0.4%
Carlsberg A/S, Class B	17,242	2,030,727
France — 4.7%
Carrefour SA, NVS	91,123	1,475,639
Danone SA, NVS	97,839	7,181,764
L'Oreal SA	38,168	9,425,089
Pernod Ricard SA, NVS	33,107	5,407,708
		23,490,200
Germany — 0.4%
Beiersdorf AG	16,052	1,822,425
Ireland — 0.5%
Kerry Group PLC, Class A	23,341	2,441,761
Japan — 8.1%
Aeon Co. Ltd.	134,417	2,876,074
Ajinomoto Co. Inc.	90,900	1,720,096
Asahi Group Holdings Ltd.	73,198	3,748,287
Japan Tobacco Inc.	178,000	4,973,683
Kao Corp.	77,000	5,874,148
Kirin Holdings Co. Ltd.	143,996	3,851,940
MEIJI Holdings Co. Ltd.	24,100	2,032,176
NH Foods Ltd.	17,400	702,975
Nissin Foods Holdings Co. Ltd.	13,000	940,098
Seven & i Holdings Co. Ltd.	124,637	5,436,025
Shiseido Co. Ltd.	62,300	4,948,453
Unicharm Corp.	62,100	1,868,635
Yakult Honsha Co. Ltd.	25,320	1,691,581
		40,664,171
Mexico — 1.0%
Fomento Economico Mexicano SAB de CV	347,317	3,091,366
Wal-Mart de Mexico SAB de CV	816,987	2,176,332
		5,267,698
Netherlands — 4.9%
Heineken Holding NV	19,153	1,835,928
Heineken NV	34,412	3,456,090
Koninklijke Ahold Delhaize NV	191,667	4,588,627
Unilever NV, CVA	264,593	14,762,014
		24,642,659
Security	Shares	Value
Norway — 0.5%
Marine Harvest ASA	64,016	$ 1,273,974
Orkla ASA	130,515	1,143,351
		2,417,325
Sweden — 0.7%
Essity AB, Class B	93,651	2,315,627
Swedish Match AB	29,131	1,444,828
		3,760,455
Switzerland — 7.9%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates NVS	166	1,074,958
Chocoladefabriken Lindt & Spruengli AG, Registered	17	1,290,901
Nestle SA, Registered	484,638	37,533,272
		39,899,131
United Kingdom — 13.3%
Associated British Foods PLC	54,999	1,988,129
British American Tobacco PLC	357,340	18,069,110
Diageo PLC	383,049	13,765,716
Imperial Brands PLC	149,707	5,577,704
J Sainsbury PLC	258,911	1,097,949
Reckitt Benckiser Group PLC	104,094	8,574,268
Tate & Lyle PLC	71,672	612,034
Tesco PLC	1,499,713	5,082,652
Unilever PLC	204,857	11,337,791
Wm Morrison Supermarkets PLC	354,578	1,179,692
		67,285,045
United States — 48.7%
Altria Group Inc.	295,609	16,787,635
Archer-Daniels-Midland Co.	86,332	3,956,596
Brown-Forman Corp., Class B, NVS	41,082	2,013,429
Campbell Soup Co.	30,034	1,217,578
Church & Dwight Co. Inc.	37,953	2,017,581
Clorox Co. (The)	20,144	2,724,476
Coca-Cola Co. (The)	595,526	26,119,770
Colgate-Palmolive Co.	135,699	8,794,652
Conagra Brands Inc.	61,116	2,183,675
Constellation Brands Inc., Class A	26,437	5,786,266
Costco Wholesale Corp.	67,986	14,207,714
Coty Inc., Class A	73,254	1,032,881
Estee Lauder Companies Inc. (The), Class A	34,772	4,961,617
General Mills Inc.	92,265	4,083,649
Hershey Co. (The)	21,894	2,037,456
Hormel Foods Corp.	42,012	1,563,267
JM Smucker Co. (The)	17,640	1,895,947
Kellogg Co.	38,649	2,700,406
Kimberly-Clark Corp.	54,532	5,744,401
Kraft Heinz Co. (The)	92,758	5,827,058
Kroger Co. (The)	125,691	3,575,909
McCormick & Co. Inc./MD, NVS	18,876	2,191,315
Molson Coors Brewing Co., Class B	29,107	1,980,440
Mondelez International Inc., Class A	228,773	9,379,693
Monster Beverage Corp.(a)	63,915	3,662,329
PepsiCo Inc.	220,253	23,978,944
Philip Morris International Inc.	242,035	19,541,906
Procter & Gamble Co. (The)	390,751	30,502,023
Sysco Corp.	73,954	5,050,319
Tyson Foods Inc., Class A	45,632	3,141,763
Walmart Inc.	224,572	19,234,592

iShares® Global Consumer Staples ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Walgreens Boots Alliance Inc.	131,454	$ 7,889,212
		245,784,499
Total Common Stocks — 98.9% (Cost: $446,918,565)		499,458,917
Preferred Stocks
Germany — 0.7%
Henkel AG & Co. KGaA, NVS, Preference Shares	28,289	3,616,658
Total Preferred Stocks — 0.7% (Cost: $2,994,512)		3,616,658
Short-Term Investments
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	489,539	489,636
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	358,700	$ 358,700
		848,336
Total Short-Term Investments — 0.2% (Cost: $848,238)		848,336
Total Investments in Securities — 99.8% (Cost: $450,761,315)		503,923,911
Other Assets, Less Liabilities — 0.2%		1,191,902
Net Assets — 100.0%		$ 505,115,813

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	489,539	489,539	$489,636	$17,822 (a)	$ 49	$ 98
BlackRock Cash Funds: Treasury, SL Agency Shares	130,928	227,772	358,700	358,700	2,388	—	—
				$848,336	$20,210	$ 49	$ 98

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$499,458,917	$ —	$ —	$499,458,917
Preferred Stocks	3,616,658	—	—	3,616,658
Money Market Funds	848,336	—	—	848,336
	$ 503,923,911	$ —	$ —	$ 503,923,911
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares

iShares® Global Energy ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 2.3%
Caltex Australia Ltd.	165,345	$ 3,975,253
Oil Search Ltd.	816,811	5,371,156
Origin Energy Ltd.(a)	1,050,938	7,788,148
Santos Ltd.(a)	1,048,705	4,858,219
Woodside Petroleum Ltd.	567,191	14,860,186
		36,852,962
Austria — 0.3%
OMV AG	90,272	5,119,138
Brazil — 0.8%
Petroleo Brasileiro SA, ADR, NVS(b)	891,794	8,944,694
Ultrapar Participacoes SA, ADR, NVS	283,329	3,354,615
		12,299,309
Canada — 10.3%
ARC Resources Ltd.	214,406	2,213,413
Cameco Corp.	236,641	2,660,626
Canadian Natural Resources Ltd.	652,499	23,536,491
Cenovus Energy Inc.	609,015	6,319,552
Crescent Point Energy Corp.	319,051	2,342,949
Enbridge Inc.	1,018,394	36,386,422
Encana Corp.	570,430	7,445,576
Husky Energy Inc.	179,024	2,788,553
Imperial Oil Ltd.	152,471	5,065,174
Inter Pipeline Ltd.	239,862	4,492,911
Pembina Pipeline Corp.	309,810	10,723,060
Suncor Energy Inc.	979,799	39,848,908
TransCanada Corp.	539,575	23,331,199
		167,154,834
China — 2.5%
China Petroleum & Chemical Corp., Class H	15,516,400	13,864,082
CNOOC Ltd.	9,736,000	16,802,789
PetroChina Co. Ltd., Class H	12,940,000	9,846,701
		40,513,572
Colombia — 0.2%
Ecopetrol SA, ADR, NVS(b)	150,090	3,084,349
Finland — 0.4%
Neste OYJ	78,429	6,153,492
France — 6.0%
TOTAL SA, NVS	1,591,603	97,020,636
Italy — 2.4%
Eni SpA	1,513,221	28,102,116
Snam SpA	1,465,360	6,118,113
Tenaris SA	287,580	5,276,534
		39,496,763
Japan — 1.2%
Inpex Corp.	653,400	6,780,872
JXTG Holdings Inc.	1,945,120	13,525,314
		20,306,186
Norway — 1.2%
Equinor ASA	666,860	17,705,696
Subsea 7 SA	156,048	2,495,688
		20,201,384
Portugal — 0.4%
Galp Energia SGPS SA	298,815	5,698,981
Security	Shares	Value
Spain — 1.1%
Enagas SA	70,157	$ 2,051,072
Repsol SA	783,103	15,328,446
		17,379,518
United Kingdom — 16.3%
BP PLC	11,794,757	90,053,074
Royal Dutch Shell PLC, Class A	2,754,012	95,590,067
Royal Dutch Shell PLC, Class B	2,230,032	79,890,892
		265,534,033
United States — 53.6%
Anadarko Petroleum Corp.	306,846	22,476,470
Andeavor	83,363	10,935,558
Apache Corp.	227,415	10,631,651
Baker Hughes a GE Co.	247,409	8,171,919
Cabot Oil & Gas Corp.	270,094	6,428,237
Chevron Corp.	1,142,311	144,422,380
Cimarex Energy Co.	56,793	5,778,120
Concho Resources Inc.(a)(b)	88,938	12,304,572
ConocoPhillips	698,087	48,600,817
Devon Energy Corp.	311,524	13,694,595
EOG Resources Inc.	347,329	43,218,147
EQT Corp.	150,037	8,279,042
Exxon Mobil Corp.	2,532,527	209,515,959
Halliburton Co.	522,724	23,553,943
Helmerich & Payne Inc.	64,320	4,101,043
Hess Corp.	155,294	10,387,616
HollyFrontier Corp.	105,269	7,203,558
Kinder Morgan Inc./DE	1,136,870	20,088,493
Marathon Oil Corp.	502,650	10,485,279
Marathon Petroleum Corp.	276,029	19,366,195
National Oilwell Varco Inc.(b)	227,212	9,861,001
Newfield Exploration Co.(a)	117,389	3,551,017
Noble Energy Inc.	286,047	10,091,738
Occidental Petroleum Corp.	457,449	38,279,332
ONEOK Inc.	247,838	17,306,528
Phillips 66	251,180	28,210,026
Pioneer Natural Resources Co.	101,460	19,200,290
Schlumberger Ltd.	824,629	55,274,882
TechnipFMC PLC	253,298	8,039,679
Valero Energy Corp.	258,100	28,605,223
Williams Companies Inc. (The)	494,002	13,392,394
		871,455,704
Total Common Stocks — 99.0% (Cost: $1,671,755,107)		1,608,270,861
Preferred Stocks
Brazil — 0.7%
Petroleo Brasileiro SA, ADR, NVS, Preference Shares(b)	1,259,451	11,133,547
Total Preferred Stocks — 0.7% (Cost: $25,654,354)		11,133,547
Rights
Spain — 0.0%
Repsol SA, NVS (Expires 07/06/18)(a)	796,603	452,109
Total Rights — 0.0% (Cost: $448,826)		452,109

iShares® Global Energy ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Investments
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	24,157,254	$ 24,162,085
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	458,382	458,382
		24,620,467
Total Short-Term Investments — 1.5% (Cost: $24,619,221)		24,620,467
Total Investments in Securities — 101.2% (Cost: $1,722,477,508)		1,644,476,984
Other Assets, Less Liabilities — (1.2)%		(19,750,291)
Net Assets — 100.0%		$ 1,624,726,693
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,397,073	22,760,181	24,157,254	$24,162,085	$18,055 (a)	$ 964	$ 1,316
BlackRock Cash Funds: Treasury, SL Agency Shares	1,757,340	(1,298,958)	458,382	458,382	7,199	—	—
				$24,620,467	$25,254	$ 964	$ 1,316

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,608,270,861	$ —	$ —	$1,608,270,861
Preferred Stocks	11,133,547	—	—	11,133,547
Rights	452,109	—	—	452,109
Money Market Funds	24,620,467	—	—	24,620,467
	$1,644,476,984	$ —	$ —	$1,644,476,984
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares

iShares® Global Financials ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 5.5%
AMP Ltd.	215,212	$ 566,073
ASX Ltd.	15,400	732,648
Australia & New Zealand Banking Group Ltd.	208,108	4,342,198
BGP Holdings PLC(a)	608,993	7
Commonwealth Bank of Australia	127,358	6,856,953
Insurance Australia Group Ltd.	172,042	1,084,276
Macquarie Group Ltd.	23,254	2,124,457
Medibank Pvt Ltd.	204,358	440,891
National Australia Bank Ltd.	196,658	3,982,693
QBE Insurance Group Ltd.	98,714	710,385
Suncorp Group Ltd.	99,022	1,067,439
Westpac Banking Corp.	247,740	5,363,150
		27,271,170
Austria — 0.2%
Erste Group Bank AG	26,796	1,118,463
Belgium — 0.7%
Ageas	13,552	683,696
Groupe Bruxelles Lambert SA	8,162	860,709
KBC Group NV	24,258	1,872,680
		3,417,085
Brazil — 0.1%
Banco do Brasil SA, ADR, NVS(b)	76,709	556,140
Canada — 7.4%
Bank of Montreal	46,521	3,593,800
Bank of Nova Scotia (The)	87,376	4,944,520
Brookfield Asset Management Inc., Class A	64,680	2,622,209
Canadian Imperial Bank of Commerce	32,023	2,783,953
Manulife Financial Corp.	141,957	2,548,956
National Bank of Canada	24,332	1,167,536
Power Corp. of Canada	29,876	668,630
Royal Bank of Canada	104,140	7,836,724
Sun Life Financial Inc.	43,736	1,756,489
Thomson Reuters Corp.	20,482	826,006
Toronto-Dominion Bank (The)	133,116	7,699,872
		36,448,695
Chile — 0.2%
Banco de Chile, ADR, NVS(b)	3,004	279,252
Banco Santander Chile, ADR, NVS	13,594	427,259
		706,511
China — 3.9%
Bank of China Ltd., Class H	5,544,000	2,748,875
China Construction Bank Corp., Class H	7,860,720	7,264,111
China Life Insurance Co. Ltd., Class H	574,000	1,481,559
Industrial & Commercial Bank of China Ltd., Class H	5,698,000	4,263,269
Ping An Insurance Group Co. of China Ltd., Class H	382,000	3,515,464
		19,273,278
Colombia — 0.1%
Bancolombia SA, ADR, NVS	9,871	471,636
Denmark — 0.3%
Danske Bank A/S	51,022	1,597,061
Finland — 0.3%
Sampo OYJ, Class A	33,264	1,623,403
France — 2.5%
AXA SA, NVS	140,728	3,452,913
Security	Shares	Value
France (continued)
BNP Paribas SA	83,160	$ 5,164,403
Credit Agricole SA	87,976	1,174,562
Societe Generale SA, NVS	54,824	2,311,714
		12,103,592
Germany — 2.6%
Allianz SE, Registered	31,554	6,521,574
Commerzbank AG(c)	73,766	707,177
Deutsche Bank AG, Registered	148,668	1,600,731
Deutsche Boerse AG	14,061	1,873,992
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	10,842	2,291,836
		12,995,310
Hong Kong — 2.4%
AIA Group Ltd.	862,400	7,540,758
Hang Seng Bank Ltd.	61,600	1,540,501
Hong Kong Exchanges & Clearing Ltd.	92,400	2,779,496
		11,860,755
Ireland — 0.1%
Bank of Ireland Group PLC	68,844	537,333
Irish Bank Resolution Corp. Ltd.(a)	47,975	—
		537,333
Italy — 1.6%
Assicurazioni Generali SpA	96,057	1,611,616
Banco BPM SpA(b)(c)	106,583	312,596
Intesa Sanpaolo SpA	1,021,216	2,964,707
Mediobanca Banca di Credito Finanziario SpA	39,670	368,774
UniCredit SpA	150,920	2,519,051
Unione di Banche Italiane SpA(b)	72,072	277,014
		8,053,758
Japan — 5.3%
Dai-ichi Life Holdings Inc.	91,200	1,626,969
Daiwa Securities Group Inc.	122,000	708,550
Japan Exchange Group Inc.	44,400	825,347
Mitsubishi UFJ Financial Group Inc.	1,001,000	5,703,346
Mizuho Financial Group Inc.	1,861,600	3,134,459
MS&AD Insurance Group Holdings Inc.	30,800	957,660
Nomura Holdings Inc.	246,400	1,197,242
ORIX Corp.	91,800	1,452,025
Resona Holdings Inc.	154,000	823,910
Sompo Holdings Inc.	31,400	1,270,004
Sumitomo Mitsui Financial Group Inc.	102,600	3,988,585
Sumitomo Mitsui Trust Holdings Inc.	30,827	1,222,616
T&D Holdings Inc.	46,200	694,262
Tokio Marine Holdings Inc.	54,800	2,569,191
		26,174,166
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Class O	221,545	1,319,526
Netherlands — 1.4%
ABN AMRO Group NV, CVA(d)	30,516	791,676
Aegon NV	102,410	614,105
EXOR NV	7,242	487,877
ING Groep NV	281,097	4,045,987
NN Group NV	21,700	882,701
		6,822,346
Norway — 0.3%
DNB ASA	69,300	1,354,472

iShares® Global Financials ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Peru — 0.2%
Credicorp Ltd.	5,239	$ 1,179,404
Singapore — 1.5%
DBS Group Holdings Ltd.	132,900	2,593,670
Oversea-Chinese Banking Corp. Ltd.	307,700	2,626,790
United Overseas Bank Ltd.	109,900	2,156,893
		7,377,353
South Korea — 0.5%
KB Financial Group Inc., ADR, NVS	27,566	1,281,268
Shinhan Financial Group Co. Ltd., ADR, NVS	35,112	1,351,110
		2,632,378
Spain — 2.4%
Banco Bilbao Vizcaya Argentaria SA	487,872	3,459,843
Banco de Sabadell SA	402,248	674,175
Banco Santander SA	1,162,546	6,232,864
Bankia SA	75,623	283,158
CaixaBank SA	262,786	1,137,060
		11,787,100
Sweden — 1.8%
Industrivarden AB, Class A	12,376	250,813
Industrivarden AB, Class C	15,708	304,994
Investor AB, Class B	34,958	1,425,908
Kinnevik AB, Class B	18,634	639,255
Nordea Bank AB	228,579	2,204,538
Skandinaviska Enskilda Banken AB, Class A	119,812	1,140,531
Svenska Handelsbanken AB, Class A	107,954	1,201,420
Swedbank AB, Class A	72,690	1,558,455
		8,725,914
Switzerland — 3.1%
Baloise Holding AG, Registered	3,850	559,499
Credit Suisse Group AG, Registered	170,940	2,573,698
Julius Baer Group Ltd.	16,632	976,195
Partners Group Holding AG	1,386	1,015,474
Swiss Life Holding AG, Registered	2,464	856,116
Swiss Re AG	23,408	2,020,309
UBS Group AG, Registered	277,046	4,275,875
Zurich Insurance Group AG	10,934	3,238,521
		15,515,687
United Kingdom — 7.4%
3i Group PLC	69,916	831,314
Aviva PLC	290,906	1,935,707
Barclays PLC	1,142,219	2,850,149
Direct Line Insurance Group PLC	102,316	463,199
HSBC Holdings PLC	1,470,350	13,796,324
Legal & General Group PLC	425,726	1,495,093
Lloyds Banking Group PLC	5,123,178	4,264,625
London Stock Exchange Group PLC	22,922	1,353,049
Man Group PLC	117,810	274,681
Prudential PLC	185,570	4,249,506
Quilter PLC(c)(d)	49,065	93,876
Royal Bank of Scotland Group PLC(c)	233,246	788,642
RSA Insurance Group PLC	73,771	661,710
Schroders PLC	9,856	410,931
St. James's Place PLC	37,678	570,817
Standard Chartered PLC	197,006	1,801,434
Standard Life Aberdeen PLC	198,664	854,266
		36,695,323
United States — 46.5%
Affiliated Managers Group Inc.	4,007	595,721
Security	Shares	Value
United States (continued)
Aflac Inc.	56,019	$ 2,409,937
Allstate Corp. (The)	25,410	2,319,171
American Express Co.	51,282	5,025,636
American International Group Inc.	64,680	3,429,334
Ameriprise Financial Inc.	10,626	1,486,365
Aon PLC	17,864	2,450,405
Arthur J Gallagher & Co.	13,244	864,568
Assurant Inc.	3,702	383,120
Bank of America Corp.	677,908	19,110,227
Bank of New York Mellon Corp. (The)	73,124	3,943,577
BB&T Corp.	55,594	2,804,161
Berkshire Hathaway Inc., Class B(c)	139,276	25,995,865
BlackRock Inc.(e)	8,989	4,485,871
Brighthouse Financial Inc.(c)	8,470	339,393
Capital One Financial Corp.	34,716	3,190,400
Cboe Global Markets Inc.	8,162	849,419
Charles Schwab Corp. (The)	86,394	4,414,733
Chubb Ltd.	33,856	4,300,389
Cincinnati Financial Corp.	11,242	751,640
Citigroup Inc.	183,260	12,263,759
Citizens Financial Group Inc.	34,496	1,341,894
CME Group Inc.	24,548	4,023,908
Comerica Inc.	11,759	1,069,128
Discover Financial Services	24,794	1,745,746
E*TRADE Financial Corp.(c)	18,806	1,150,175
Everest Re Group Ltd.	3,080	709,878
Fifth Third Bancorp.	48,972	1,405,496
Franklin Resources Inc.	24,504	785,353
Goldman Sachs Group Inc. (The)	25,410	5,604,684
Hartford Financial Services Group Inc. (The)	25,875	1,322,989
Huntington Bancshares Inc./OH	78,252	1,155,000
Intercontinental Exchange Inc.	42,658	3,137,496
Invesco Ltd.	30,625	813,400
Jefferies Financial Group Inc.	24,616	559,768
JPMorgan Chase & Co.	244,830	25,511,286
KeyCorp.	76,538	1,495,553
Lincoln National Corp.	15,092	939,477
Loews Corp.	19,404	936,825
M&T Bank Corp.	10,365	1,763,605
Marsh & McLennan Companies Inc.	36,950	3,028,791
MetLife Inc.	72,688	3,169,197
Moody's Corp.	12,012	2,048,767
Morgan Stanley	98,332	4,660,937
MSCI Inc.	6,512	1,077,280
Nasdaq Inc.	8,737	797,426
Northern Trust Corp.	15,400	1,584,506
People's United Financial Inc.	26,334	476,382
PNC Financial Services Group Inc. (The)(e)	33,883	4,577,593
Principal Financial Group Inc.	19,096	1,011,133
Progressive Corp. (The)	42,042	2,486,784
Prudential Financial Inc.	30,184	2,822,506
Raymond James Financial Inc.	9,548	853,114
Regions Financial Corp.	77,924	1,385,489
S&P Global Inc.	18,480	3,767,887
State Street Corp.	26,950	2,508,776
SunTrust Banks Inc.	33,110	2,185,922
SVB Financial Group(c)	3,696	1,067,257
Synchrony Financial	50,666	1,691,231
T Rowe Price Group Inc.	17,556	2,038,076
Torchmark Corp.	7,676	624,903

iShares® Global Financials ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Travelers Companies Inc. (The)	19,712	$ 2,411,566
U.S. Bancorp.	112,882	5,646,358
Unum Group	16,004	591,988
Wells Fargo & Co.	316,008	17,519,484
Willis Towers Watson PLC	9,548	1,447,477
XL Group Ltd.	18,557	1,038,264
Zions Bancorp.	13,090	689,712
		230,094,158
Total Common Stocks — 98.6% (Cost: $504,316,584)		487,712,017
Preferred Stocks
Brazil — 1.1%
Banco Bradesco SA, ADR, NVS, Preference Shares	303,842	2,084,356
Itau Unibanco Holding SA, ADR, NVS, Preference Shares	311,542	3,233,806
		5,318,162
Italy — 0.0%
Intesa Sanpaolo SpA, NVS, Preference Shares	74,536	226,090
Total Preferred Stocks — 1.1% (Cost: $6,794,766)		5,544,252
Rights
Italy — 0.0%
Intesa Sanpaolo SpA (Expires 07/17/18)	1,107,764	13
Total Rights — 0.0% (Cost: $0)		13
Security	Shares	Value
Short-Term Investments
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(e)(f)(g)	684,735	$ 684,872
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(e)(f)	476,223	476,223
		1,161,095
Total Short-Term Investments — 0.2% (Cost: $1,161,058)		1,161,095
Total Investments in Securities — 99.9% (Cost: $512,272,408)		494,417,377
Other Assets, Less Liabilities — 0.1%		505,178
Net Assets — 100.0%		$ 494,922,555

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	143,548	541,187 (a)	—	684,735	$ 684,872	$ 2,435(b)	$ 224	$ 49
BlackRock Cash Funds: Treasury, SL Agency Shares	160,866	315,357 (a)	—	476,223	476,223	2,515	—	—
BlackRock Inc.	10,688	41	(1,740)	8,989	4,485,871	26,891	290,635	(689,471)
PNC Financial Services Group Inc. (The)	40,851	—	(6,968)	33,883	4,577,593	29,806	336,672	(914,799)
					$10,224,559	$61,647	$ 627,531	$ (1,604,221)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® Global Financials ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$487,712,010	$ —	$ 7	$487,712,017
Preferred Stocks	5,544,252	—	—	5,544,252
Rights	—	13	—	13
Money Market Funds	1,161,095	—	—	1,161,095
	$494,417,357	$ 13	$ 7	$494,417,377
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares

iShares® Global Healthcare ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 1.8%
Cochlear Ltd.	17,919	$ 2,650,141
CSL Ltd.	144,981	20,633,298
Ramsay Health Care Ltd.	45,958	1,832,948
Sonic Healthcare Ltd.	150,122	2,720,809
		27,837,196
Belgium — 0.2%
UCB SA	41,811	3,287,300
Canada — 0.2%
Valeant Pharmaceuticals International Inc.(a)	102,168	2,376,632
Denmark — 2.2%
Coloplast A/S, Class B	37,942	3,792,119
Genmab A/S(a)	19,548	3,016,669
Novo Nordisk A/S, Class B	570,693	26,471,069
		33,279,857
France — 2.5%
Essilor International Cie Generale d'Optique SA, NVS	64,828	9,150,917
Sanofi, NVS	369,432	29,610,840
		38,761,757
Germany — 3.7%
Bayer AG, Registered	293,034	32,280,154
Fresenius Medical Care AG & Co. KGaA	71,133	7,173,977
Fresenius SE & Co. KGaA	134,398	10,795,852
Merck KGaA	42,355	4,135,143
QIAGEN NV(a)	73,305	2,670,323
		57,055,449
Japan — 5.1%
Astellas Pharma Inc.	661,975	10,094,125
Chugai Pharmaceutical Co. Ltd.	54,300	2,848,219
Daiichi Sankyo Co. Ltd.	217,200	8,308,368
Eisai Co. Ltd.	108,600	7,651,464
Hoya Corp.	108,600	6,175,880
Olympus Corp.	108,600	4,068,885
Ono Pharmaceutical Co. Ltd.	162,900	3,819,359
Otsuka Holdings Co. Ltd.	162,900	7,888,734
Shionogi & Co. Ltd.(b)	102,500	5,266,352
Sysmex Corp.	54,300	5,068,948
Takeda Pharmaceutical Co. Ltd.	250,800	10,592,176
Terumo Corp.	108,600	6,225,884
		78,008,394
Netherlands — 0.9%
Koninklijke Philips NV	312,768	13,301,406
South Korea — 0.6%
Celltrion Inc.(a)	32,640	8,888,506
Spain — 0.2%
Grifols SA	93,396	2,811,168
Switzerland — 8.3%
Lonza Group AG, Registered	23,892	6,340,241
Novartis AG, Registered	822,660	62,369,550
Roche Holding AG, NVS	229,274	50,925,405
Roche Holding AG Bearer	6,741	1,520,705
Sonova Holding AG, Registered	18,072	3,236,925
Straumann Holding AG, Registered	3,857	2,932,711
		127,325,537
Security	Shares	Value
United Kingdom — 5.4%
AstraZeneca PLC	413,223	$ 28,658,155
GlaxoSmithKline PLC	1,589,622	32,105,902
Shire PLC	298,650	16,816,589
Smith & Nephew PLC	287,463	5,305,734
		82,886,380
United States — 68.6%
Abbott Laboratories	570,605	34,801,197
AbbVie Inc.	495,027	45,864,252
ABIOMED Inc.(a)	14,790	6,049,850
Aetna Inc.	105,612	19,379,802
Agilent Technologies Inc.	110,594	6,839,133
Alexion Pharmaceuticals Inc.(a)	74,149	9,205,598
Align Technology Inc.(a)	24,210	8,283,209
Allergan PLC	109,503	18,256,340
AmerisourceBergen Corp.	58,644	5,000,574
Amgen Inc.	216,052	39,881,039
Anthem Inc.	82,350	19,601,771
Baxter International Inc.	157,544	11,633,049
Becton Dickinson and Co.	86,313	20,677,142
Biogen Inc.(a)	69,400	20,142,656
Boston Scientific Corp.(a)	445,050	14,553,135
Bristol-Myers Squibb Co.	529,160	29,283,714
Cardinal Health Inc.	99,264	4,847,061
Celgene Corp.(a)	230,019	18,268,109
Centene Corp.(a)	70,760	8,718,340
Cerner Corp.(a)	101,276	6,055,292
Cigna Corp.	78,719	13,378,294
Cooper Companies Inc. (The)(b)	14,917	3,512,208
CVS Health Corp.	324,551	20,884,857
Danaher Corp.	195,174	19,259,770
DaVita Inc.(a)	43,943	3,051,402
DENTSPLY SIRONA Inc.	69,490	3,041,577
Edwards Lifesciences Corp.(a)	69,099	10,058,741
Eli Lilly & Co.	306,019	26,112,601
Envision Healthcare Corp.(a)	39,807	1,751,906
Express Scripts Holding Co.(a)	181,381	14,004,427
Gilead Sciences Inc.	426,336	30,201,642
HCA Healthcare Inc.	89,797	9,213,172
Henry Schein Inc.(a)	49,153	3,570,474
Hologic Inc.(a)	81,402	3,235,730
Humana Inc.	44,742	13,316,561
IDEXX Laboratories Inc.(a)	29,324	6,390,873
Illumina Inc.(a)	47,784	13,345,593
Incyte Corp.(a)	60,364	4,044,388
Intuitive Surgical Inc.(a)	36,924	17,667,396
IQVIA Holdings Inc.(a)	50,741	5,064,967
Johnson & Johnson	866,469	105,137,349
Laboratory Corp. of America Holdings(a)	32,007	5,746,217
McKesson Corp.	64,147	8,557,210
Medtronic PLC	434,235	37,174,858
Merck & Co. Inc.	868,792	52,735,674
Mettler-Toledo International Inc.(a)	7,952	4,601,266
Mylan NV(a)	169,671	6,131,910
Nektar Therapeutics(a)	55,389	2,704,645
PerkinElmer Inc.	42,310	3,098,361
Perrigo Co. PLC	42,174	3,074,906
Pfizer Inc.	1,884,432	68,367,193
Quest Diagnostics Inc.	41,644	4,578,341
Regeneron Pharmaceuticals Inc.(a)	25,913	8,939,726
ResMed Inc.	49,908	5,169,471

iShares® Global Healthcare ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Stryker Corp.	104,513	$ 17,648,065
Thermo Fisher Scientific Inc.	130,329	26,996,349
UnitedHealth Group Inc.	313,357	76,879,006
Universal Health Services Inc., Class B	26,342	2,935,553
Varian Medical Systems Inc.(a)	29,963	3,407,392
Vertex Pharmaceuticals Inc.(a)	83,079	14,120,107
Waters Corp.(a)(b)	24,713	4,784,190
Zimmer Biomet Holdings Inc.	64,407	7,177,516
Zoetis Inc.	159,516	13,589,168
		1,052,002,315
Total Common Stocks — 99.7% (Cost: $1,326,653,694)		1,527,821,897
Short-Term Investments
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	2,730,175	2,730,721
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	2,028,593	$ 2,028,593
		4,759,314
Total Short-Term Investments — 0.3% (Cost: $4,758,773)		4,759,314
Total Investments in Securities — 100.0% (Cost: $1,331,412,467)		1,532,581,211
Other Assets, Less Liabilities — (0.0)%		(11,675)
Net Assets — 100.0%		$ 1,532,569,536

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,861,802	(5,131,627)	2,730,175	$2,730,721	$ 4,421(a)	$ 467	$ 747
BlackRock Cash Funds: Treasury, SL Agency Shares	1,218,237	810,356	2,028,593	2,028,593	8,416	—	—
				$4,759,314	$12,837	$ 467	$ 747

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,527,821,897	$ —	$ —	$1,527,821,897
Money Market Funds	4,759,314	—	—	4,759,314
	$ 1,532,581,211	$ —	$ —	$ 1,532,581,211
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Global Industrials ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 1.4%
Aurizon Holdings Ltd.	123,204	$ 394,157
Brambles Ltd.	94,920	622,769
Qantas Airways Ltd.	98,785	449,602
Sydney Airport	133,336	705,369
Transurban Group	132,788	1,174,381
		3,346,278
Brazil — 0.1%
Embraer SA, ADR, NVS	11,904	296,410
Canada — 2.9%
Bombardier Inc., Class B(a)	122,472	484,134
Canadian National Railway Co.	42,383	3,464,551
Canadian Pacific Railway Ltd.	8,288	1,517,918
SNC-Lavalin Group Inc.	10,462	461,761
Waste Connections Inc.	15,427	1,161,379
		7,089,743
Chile — 0.1%
LATAM Airlines Group SA, ADR, NVS(b)	23,954	236,905
Denmark — 1.1%
AP Moller - Maersk A/S, Class A	137	162,622
AP Moller - Maersk A/S, Class B, NVS	392	488,226
DSV A/S	10,699	864,437
ISS A/S	10,616	364,819
Vestas Wind Systems A/S(b)	11,929	738,377
		2,618,481
Finland — 0.8%
Kone OYJ, Class B	23,352	1,190,374
Metso OYJ	7,448	249,573
Wartsila OYJ Abp	26,488	520,486
		1,960,433
France — 7.1%
Airbus SE	34,655	4,056,666
Alstom SA, NVS	9,072	416,902
Bouygues SA, NVS	12,776	550,573
Cie. de Saint-Gobain, NVS	31,976	1,428,757
Edenred, NVS	13,608	429,930
Eiffage SA, NVS	3,986	433,646
Legrand SA	15,064	1,106,284
Safran SA	18,704	2,272,230
Schneider Electric SE, NVS	31,192	2,600,990
Teleperformance, NVS	3,248	573,760
Thales SA, NVS	5,880	757,575
Vinci SA	30,128	2,897,092
		17,524,405
Germany — 4.2%
Brenntag AG	8,960	499,211
Deutsche Lufthansa AG, Registered	13,328	320,559
Deutsche Post AG, Registered	56,146	1,833,526
GEA Group AG	10,472	353,226
MTU Aero Engines AG	2,968	570,387
OSRAM Licht AG	4,536	185,360
Siemens AG, Registered	49,106	6,491,325
		10,253,594
Hong Kong — 0.7%
CK Hutchison Holdings Ltd.	168,020	1,781,831
Security	Shares	Value
Ireland — 0.2%
Ryanair Holdings PLC, ADR, NVS(a)	4,979	$ 568,751
Italy — 0.8%
Atlantia SpA	27,160	802,914
CNH Industrial NV	57,008	605,427
Leonardo SpA	22,686	224,239
Prysmian SpA	13,233	329,553
		1,962,133
Japan — 16.3%
ANA Holdings Inc.	19,300	708,994
Asahi Glass Co. Ltd.	12,600	490,850
Central Japan Railway Co.	11,600	2,404,514
Dai Nippon Printing Co. Ltd.	16,800	375,996
Daikin Industries Ltd.	16,800	2,012,694
East Japan Railway Co.	22,400	2,146,671
FANUC Corp.	11,200	2,225,035
Hankyu Hanshin Holdings Inc.	14,900	599,282
ITOCHU Corp.	90,500	1,640,218
Japan Airlines Co. Ltd.	20,400	723,434
Kajima Corp.	60,000	464,768
Kawasaki Heavy Industries Ltd.	11,200	330,140
Kintetsu Group Holdings Co. Ltd.	11,200	457,040
Komatsu Ltd.	56,000	1,601,661
Kubota Corp.	67,200	1,057,460
LIXIL Group Corp.	16,800	336,106
Makita Corp.	16,800	753,054
Marubeni Corp.	100,800	769,070
Mitsubishi Corp.	90,600	2,517,644
Mitsubishi Electric Corp.	123,200	1,640,034
Mitsubishi Heavy Industries Ltd.	19,000	691,455
Mitsui & Co. Ltd.	100,800	1,681,289
NGK Insulators Ltd.	16,800	299,250
Nidec Corp.	15,900	2,386,471
Nippon Express Co. Ltd.	5,600	406,482
NSK Ltd.	28,000	288,936
Obayashi Corp.	44,800	466,342
Odakyu Electric Railway Co. Ltd.	22,400	480,903
Recruit Holdings Co. Ltd.	89,600	2,480,148
Secom Co. Ltd.	11,200	860,185
Shimizu Corp.	44,800	464,725
SMC Corp./Japan	3,900	1,430,569
Sumitomo Corp.	72,800	1,196,190
Taisei Corp.	13,200	728,136
Tokyu Corp.	33,600	578,782
Toppan Printing Co. Ltd.	37,000	289,947
TOTO Ltd.	8,800	408,360
Toyota Tsusho Corp.	11,200	375,137
West Japan Railway Co.	11,200	825,503
Yamato Holdings Co. Ltd.	22,400	660,079
		40,253,554
Mexico — 0.1%
Alfa SAB de CV, Class A	213,622	251,055
Netherlands — 1.1%
Randstad NV	7,280	428,558
RELX NV	58,862	1,255,251
Wolters Kluwer NV	15,998	901,423
		2,585,232
Spain — 1.0%
ACS Actividades de Construccion y Servicios SA	15,647	633,923

iShares® Global Industrials ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Aena SME SA(c)	4,312	$ 782,861
Ferrovial SA	29,879	613,108
International Consolidated Airlines Group SA	47,432	415,811
		2,445,703
Sweden — 3.1%
Alfa Laval AB	17,416	413,888
Assa Abloy AB, Class B	57,008	1,216,502
Atlas Copco AB, Class A	36,848	1,074,218
Atlas Copco AB, Class B	22,555	591,609
Epiroc AB, Class A(a)	37,464	393,611
Epiroc AB, Class B(a)	21,715	199,042
Sandvik AB	63,896	1,135,643
Securitas AB, Class B	18,648	307,361
Skanska AB, Class B	23,688	431,076
SKF AB, Class B	22,176	413,228
Volvo AB, Class B	90,328	1,445,894
		7,622,072
Switzerland — 2.4%
ABB Ltd., Registered	111,346	2,434,485
Adecco Group AG, Registered	10,304	609,762
Geberit AG, Registered	2,128	912,750
Kuehne + Nagel International AG, Registered	3,192	479,628
Schindler Holding AG, Participation Certificates, NVS	2,576	554,140
Schindler Holding AG, Registered	896	188,413
SGS SA, Registered	302	803,549
		5,982,727
United Kingdom — 5.0%
Ashtead Group PLC	28,715	861,717
Babcock International Group PLC	28,840	311,386
BAE Systems PLC	183,176	1,564,209
Bunzl PLC	19,306	584,967
Cobham PLC(a)	144,409	245,279
DCC PLC	5,488	499,580
easyJet PLC	14,956	330,345
Experian PLC	53,145	1,315,237
Ferguson PLC	13,675	1,110,347
G4S PLC	92,400	326,570
IMI PLC	15,943	238,272
Intertek Group PLC	9,174	692,321
RELX PLC	60,460	1,295,118
Rentokil Initial PLC	106,092	491,359
Rolls-Royce Holdings PLC	106,792	1,393,285
Smiths Group PLC	23,408	524,757
Travis Perkins PLC	14,168	266,083
Weir Group PLC (The)	14,112	372,627
		12,423,459
United States — 51.3%
3M Co.	34,276	6,742,775
Alaska Air Group Inc.	7,168	432,876
Allegion PLC	5,488	424,552
American Airlines Group Inc.	24,168	917,417
AMETEK Inc.	13,048	941,544
AO Smith Corp.	8,357	494,317
Arconic Inc.	24,831	422,375
Boeing Co. (The)	31,472	10,559,171
Caterpillar Inc.	34,440	4,672,475
CH Robinson Worldwide Inc.	7,887	659,826
Cintas Corp.	4,928	912,025
Copart Inc.(a)	11,598	655,983
Security	Shares	Value
United States (continued)
CSX Corp.	50,288	$ 3,207,369
Cummins Inc.	8,960	1,191,680
Deere & Co.	18,677	2,611,045
Delta Air Lines Inc.	37,128	1,839,321
Dover Corp.	8,848	647,674
Eaton Corp. PLC	25,032	1,870,892
Emerson Electric Co.	36,232	2,505,080
Equifax Inc.	6,935	867,638
Expeditors International of Washington Inc.	9,912	724,567
Fastenal Co.	16,568	797,418
FedEx Corp.	14,112	3,204,271
Flowserve Corp.	7,616	307,686
Fluor Corp.	8,232	401,557
Fortive Corp.	17,608	1,357,753
Fortune Brands Home & Security Inc.	8,572	460,231
General Dynamics Corp.	15,829	2,950,684
General Electric Co.	500,707	6,814,622
Harris Corp.	6,888	995,591
Honeywell International Inc.	43,232	6,227,570
Huntington Ingalls Industries Inc.	2,539	550,430
IHS Markit Ltd.(a)	20,722	1,069,048
Illinois Tool Works Inc.	17,623	2,441,490
Ingersoll-Rand PLC	14,280	1,281,344
Jacobs Engineering Group Inc.	7,056	447,985
JB Hunt Transport Services Inc.	4,816	585,385
Johnson Controls International PLC	53,889	1,802,587
Kansas City Southern	5,824	617,111
L3 Technologies Inc.	4,424	850,824
Lockheed Martin Corp.	14,280	4,218,740
Masco Corp.	17,696	662,184
Nielsen Holdings PLC	19,364	598,928
Norfolk Southern Corp.	16,128	2,433,231
Northrop Grumman Corp.	9,972	3,068,384
PACCAR Inc.	20,328	1,259,523
Parker-Hannifin Corp.	7,728	1,204,409
Pentair PLC	9,464	398,245
Quanta Services Inc.(a)	8,848	295,523
Raytheon Co.	16,464	3,180,515
Republic Services Inc.	11,866	811,160
Robert Half International Inc.	7,057	459,411
Rockwell Automation Inc.	7,224	1,200,845
Rockwell Collins Inc.	9,392	1,264,915
Roper Technologies Inc.	5,936	1,637,802
Snap-on Inc.	3,192	513,018
Southwest Airlines Co.	30,744	1,564,255
Stanley Black & Decker Inc.	8,936	1,186,790
Stericycle Inc.(a)	5,096	332,718
Textron Inc.	14,504	955,959
TransDigm Group Inc.	2,800	966,392
Union Pacific Corp.	44,464	6,299,659
United Continental Holdings Inc.(a)	13,552	944,981
United Parcel Service Inc., Class B	39,691	4,216,375
United Rentals Inc.(a)	4,816	710,938
United Technologies Corp.	42,624	5,329,279
Verisk Analytics Inc.(a)	8,947	963,055
Waste Management Inc.	22,448	1,825,920
WW Grainger Inc.	2,912	898,061

iShares® Global Industrials ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Xylem Inc./NY	10,416	$ 701,830
		126,567,234
Total Common Stocks — 99.7% (Cost: $264,620,966)		245,770,000
Rights
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, NVS (Expires 07/18/18)(a)	16,095	16,575
Total Rights — 0.0% (Cost: $17,532)		16,575
Short-Term Investments
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(d)(e)(f)	445,210	445,299
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(d)(e)	63,196	63,196
		508,495
Total Short-Term Investments — 0.2% (Cost: $508,464)		508,495
Total Investments in Securities — 99.9% (Cost: $265,146,962)		246,295,070
Other Assets, Less Liabilities — 0.1%		206,900
Net Assets — 100.0%		$ 246,501,970
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,358,206	(912,996)	445,210	$445,299	$ 1,952(a)	$ (117)	$ 165
BlackRock Cash Funds: Treasury, SL Agency Shares	36,581	26,615	63,196	63,196	1,180	—	—
				$508,495	$ 3,132	$ (117)	$ 165

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Global Industrials ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$245,770,000	$ —	$ —	$245,770,000
Rights	16,575	—	—	16,575
Money Market Funds	508,495	—	—	508,495
	$246,295,070	$ —	$ —	$246,295,070
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares

iShares® Global Infrastructure ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 8.7%
Atlas Arteria Ltd.	5,403,515	$ 25,671,043
Qube Holdings Ltd.(a)	11,136,016	19,829,103
Sydney Airport	9,097,987	48,129,850
Transurban Group	15,618,928	138,134,307
		231,764,303
Brazil — 0.6%
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR, NVS	482,919	2,902,343
Ultrapar Participacoes SA, ADR, NVS	992,174	11,747,340
		14,649,683
Canada — 11.1%
AltaGas Ltd.	424,602	8,763,498
Enbridge Inc.	3,823,083	136,595,767
Inter Pipeline Ltd.	877,243	16,431,843
Pembina Pipeline Corp.	1,145,509	39,648,048
TransCanada Corp.	1,996,606	86,333,155
Westshore Terminals Investment Corp.	403,106	7,302,456
		295,074,767
Chile — 0.3%
Enel Americas SA, ADR, NVS	798,378	7,033,710
China — 3.6%
Beijing Capital International Airport Co. Ltd., Class H	11,808,000	12,446,980
Beijing Enterprises Water Group Ltd.(a)	7,402,000	4,038,081
China Gas Holdings Ltd.	3,299,800	13,269,945
China Merchants Port Holdings Co. Ltd.(a)	10,196,000	20,715,732
China Resources Power Holdings Co. Ltd.	2,580,000	4,544,749
Guangdong Investment Ltd.	4,152,000	6,594,130
Jiangsu Expressway Co. Ltd., Class H	10,110,000	12,048,831
Kunlun Energy Co. Ltd.	7,640,000	6,690,094
Shenzhen International Holdings Ltd.	7,884,500	16,320,833
		96,669,375
France — 5.6%
Aeroports de Paris, NVS	269,759	61,007,221
Engie SA	2,332,276	35,753,647
Getlink, Registered NVS	3,862,434	52,965,096
		149,725,964
Germany — 2.5%
E.ON SE	3,168,817	33,867,547
Fraport AG Frankfurt Airport Services Worldwide	305,655	29,484,405
Hamburger Hafen und Logistik AG	174,612	3,791,951
		67,143,903
Hong Kong — 2.1%
CLP Holdings Ltd.	2,844,000	30,631,513
Hong Kong & China Gas Co. Ltd.	12,985,530	24,860,608
		55,492,121
Italy — 8.7%
Ansaldo STS SpA(b)	427,763	6,133,061
ASTM SpA	293,202	6,791,790
Atlantia SpA	3,881,223	114,738,184
Enav SpA(c)	2,109,341	10,580,026
Enel SpA	11,154,658	61,953,392
Snam SpA	5,430,206	22,671,982
Societa Iniziative Autostradali e Servizi SpA	561,847	8,462,203
		231,330,638
Security	Shares	Value
Mexico — 2.6%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR, NVS	355,670	$ 14,813,656
Grupo Aeroportuario del Pacifico SAB de CV, ADR, NVS	309,952	28,797,640
Grupo Aeroportuario del Sureste SAB de CV, ADR, NVS	166,393	26,483,110
		70,094,406
Netherlands — 0.3%
Koninklijke Vopak NV	160,010	7,392,458
New Zealand — 1.3%
Auckland International Airport Ltd.	7,682,813	35,267,172
Singapore — 0.6%
Hutchison Port Holdings Trust	42,670,400	11,947,712
SIA Engineering Co. Ltd.	2,071,600	4,770,681
		16,718,393
Spain — 7.1%
Aena SME SA(c)	613,668	111,413,943
Enagas SA	200,967	5,875,364
Iberdrola SA	9,074,176	70,178,357
		187,467,664
Switzerland — 1.2%
Flughafen Zurich AG, Registered	158,101	32,226,842
United Kingdom — 4.4%
BBA Aviation PLC	7,427,941	33,480,221
National Grid PLC	5,214,095	57,714,716
SSE PLC	1,474,667	26,380,900
		117,575,837
United States — 38.6%
American Electric Power Co. Inc.	705,722	48,871,248
Cheniere Energy Inc.(b)	457,268	29,809,301
Consolidated Edison Inc.	446,515	34,819,240
Dominion Energy Inc.	936,253	63,833,730
DTE Energy Co.	256,451	26,576,017
Duke Energy Corp.	1,004,711	79,452,546
Edison International	466,384	29,508,116
Eversource Energy	453,445	26,576,411
Exelon Corp.	1,377,393	58,676,942
Kinder Morgan Inc./DE	4,303,526	76,043,304
Macquarie Infrastructure Corp.	655,766	27,673,325
NextEra Energy Inc.	675,436	112,818,075
ONEOK Inc.	930,915	65,005,794
PG&E Corp.	737,913	31,405,577
PPL Corp.	994,710	28,398,970
Public Service Enterprise Group Inc.	722,540	39,118,316
Sempra Energy	366,441	42,547,465
Southern Co. (The)	1,449,847	67,142,415
Targa Resources Corp.	488,938	24,197,542
WEC Energy Group Inc.	451,981	29,220,572
Williams Companies Inc. (The)	1,873,886	50,801,049
Xcel Energy Inc.	728,606	33,282,722
		1,025,778,677
Total Common Stocks — 99.3% (Cost: $2,632,690,915)		2,641,405,913

iShares® Global Infrastructure ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Investments
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(d)(e)(f)	9,218,188	$ 9,220,032
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(d)(e)	912,691	912,691
		10,132,723
Total Short-Term Investments — 0.4% (Cost: $10,130,879)		10,132,723
Total Investments in Securities — 99.7% (Cost: $2,642,821,794)		2,651,538,636
Other Assets, Less Liabilities — 0.3%		8,887,858
Net Assets — 100.0%		$ 2,660,426,494
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,253,263	(16,035,075)	9,218,188	$ 9,220,032	$46,839 (a)	$ 1,652	$ 3,496
BlackRock Cash Funds: Treasury, SL Agency Shares	2,903,762	(1,991,071)	912,691	912,691	12,548	—	—
				$10,132,723	$59,387	$ 1,652	$ 3,496

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,641,405,913	$ —	$ —	$2,641,405,913
Money Market Funds	10,132,723	—	—	10,132,723
	$2,651,538,636	$ —	$ —	$2,651,538,636
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares

iShares® Global Materials ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 8.1%
Amcor Ltd./Australia	239,727	$ 2,552,332
BHP Billiton Ltd.	665,922	16,684,275
Fortescue Metals Group Ltd.	348,336	1,129,845
James Hardie Industries PLC	91,881	1,539,660
Newcrest Mining Ltd.	158,178	2,547,761
Orica Ltd.	78,351	1,027,541
Rio Tinto Ltd.	85,362	5,262,536
South32 Ltd.	1,067,886	2,848,317
		33,592,267
Austria — 0.2%
Voestalpine AG	22,509	1,036,762
Belgium — 1.1%
Solvay SA	15,006	1,894,817
Umicore SA	43,542	2,498,662
		4,393,479
Brazil — 2.2%
Vale SA, ADR, NVS	722,994	9,268,783
Canada — 6.5%
Agnico Eagle Mines Ltd.	48,339	2,214,749
Barrick Gold Corp.	241,572	3,171,499
CCL Industries Inc., Class B, NVS	29,766	1,458,374
First Quantum Minerals Ltd.	143,172	2,108,208
Franco-Nevada Corp.	38,622	2,817,120
Goldcorp Inc.	180,195	2,472,553
Kinross Gold Corp.(a)	261,006	982,158
Nutrien Ltd.	131,487	7,148,847
Teck Resources Ltd., Class B	104,550	2,661,735
Wheaton Precious Metals Corp.	92,373	2,037,831
		27,073,074
Chile — 0.5%
Empresas CMPC SA	260,637	962,289
Sociedad Quimica y Minera de Chile SA, ADR(b)	19,188	921,983
		1,884,272
Denmark — 1.0%
Chr Hansen Holding A/S	20,295	1,874,461
Novozymes A/S, Class B	45,387	2,302,244
		4,176,705
Finland — 1.5%
Stora Enso OYJ, Class R	116,973	2,288,945
UPM-Kymmene OYJ	109,716	3,922,390
		6,211,335
France — 3.1%
Air Liquide SA	88,806	11,166,927
Arkema SA, NVS	15,006	1,776,555
		12,943,482
Germany — 9.2%
BASF SE	190,158	18,185,582
Covestro AG(c)	19,680	1,755,932
HeidelbergCement AG	27,921	2,349,749
K+S AG, Registered	39,606	978,018
LANXESS AG	18,942	1,477,332
Linde AG	38,499	9,187,683
Symrise AG	25,338	2,221,713
thyssenkrupp AG	79,581	1,934,487
		38,090,496
Security	Shares	Value
Ireland — 2.0%
CRH PLC	174,906	$ 6,197,822
Smurfit Kappa Group PLC	49,446	2,003,255
		8,201,077
Japan — 8.5%
Asahi Kasei Corp.	295,200	3,752,463
JFE Holdings Inc.	123,000	2,327,522
Kuraray Co. Ltd.	73,800	1,016,736
Mitsubishi Chemical Holdings Corp.	307,500	2,574,600
Mitsui Chemicals Inc.	36,900	982,756
Nippon Paint Holdings Co. Ltd.(b)	36,900	1,589,067
Nippon Steel & Sumitomo Metal Corp.	184,529	3,624,275
Nitto Denko Corp.	35,000	2,648,896
Oji Holdings Corp.	246,000	1,525,771
Shin-Etsu Chemical Co. Ltd.	86,100	7,674,494
Sumitomo Chemical Co. Ltd.	369,000	2,092,105
Sumitomo Metal Mining Co. Ltd.	50,900	1,947,494
Taiheiyo Cement Corp.	24,600	809,525
Toray Industries Inc.	332,100	2,620,462
		35,186,166
Mexico — 1.0%
Cemex SAB de CV, CPO(a)	3,013,584	2,002,336
Grupo Mexico SAB de CV, Series B	738,000	2,117,234
		4,119,570
Netherlands — 2.9%
Akzo Nobel NV	52,275	4,474,991
ArcelorMittal	130,011	3,811,558
Koninklijke DSM NV	37,638	3,784,480
		12,071,029
Norway — 0.8%
Norsk Hydro ASA	284,991	1,706,016
Yara International ASA	36,285	1,504,752
		3,210,768
Peru — 0.2%
Southern Copper Corp.	17,589	824,396
South Korea — 1.9%
LG Chem Ltd.	9,840	2,944,495
POSCO	16,605	4,901,790
		7,846,285
Sweden — 0.8%
Boliden AB	57,536	1,868,987
Svenska Cellulosa AB SCA, Class B	125,583	1,366,168
		3,235,155
Switzerland — 3.3%
Clariant AG, Registered	59,901	1,436,972
Givaudan SA, Registered	1,599	3,626,515
LafargeHolcim Ltd., Registered	99,395	4,842,872
Sika AG, Registered	26,760	3,702,930
		13,609,289
Taiwan — 2.4%
Formosa Chemicals & Fibre Corp.	834,100	3,323,980
Formosa Plastics Corp.	984,720	3,633,534
Nan Ya Plastics Corp.	1,107,940	3,168,813
		10,126,327
United Kingdom — 12.4%
Anglo American PLC(b)	291,879	6,530,969
Antofagasta PLC	72,570	948,525
BHP Billiton PLC	438,249	9,870,890

iShares® Global Materials ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Croda International PLC	28,044	$ 1,777,946
DS Smith PLC	217,341	1,495,555
Glencore PLC	2,512,275	12,006,933
Johnson Matthey PLC	41,205	1,968,769
Mondi PLC	75,399	2,041,680
Randgold Resources Ltd.	19,557	1,502,732
Rio Tinto PLC	240,465	13,337,085
		51,481,084
United States — 30.0%
Air Products & Chemicals Inc.	45,387	7,068,117
Albemarle Corp.	23,001	2,169,684
Avery Dennison Corp.	18,327	1,871,187
Ball Corp.	72,324	2,571,118
CF Industries Holdings Inc.	48,339	2,146,252
DowDuPont Inc.	480,930	31,702,906
Eastman Chemical Co.	29,643	2,963,114
Ecolab Inc.	53,751	7,542,878
FMC Corp.	27,921	2,490,832
Freeport-McMoRan Inc.	279,456	4,823,411
International Flavors & Fragrances Inc.	16,359	2,027,862
International Paper Co.	85,731	4,464,870
LyondellBasell Industries NV, Class A	66,543	7,309,749
Martin Marietta Materials Inc.	13,038	2,911,776
Mosaic Co. (The)	72,693	2,039,039
Newmont Mining Corp.	110,700	4,174,497
Nucor Corp.	65,682	4,105,125
Packaging Corp. of America	19,557	2,186,277
PPG Industries Inc.	51,537	5,345,933
Praxair Inc.	59,532	9,414,986
Sealed Air Corp.	33,333	1,414,986
Sherwin-Williams Co. (The)	17,097	6,968,224
Vulcan Materials Co.	27,429	3,539,987
WestRock Co.	53,013	3,022,801
		124,275,611
Total Common Stocks — 99.6% (Cost: $441,900,108)		412,857,412
Security	Shares	Value
Preferred Stocks
Brazil — 0.1%
Gerdau SA, ADR, NVS, Preference Shares	187,452	$ 663,580
Total Preferred Stocks — 0.1% (Cost: $1,724,545)		663,580
Short-Term Investments
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(d)(e)(f)	2,510,167	2,510,669
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(d)(e)	288,145	288,145
		2,798,814
Total Short-Term Investments — 0.7% (Cost: $2,798,330)		2,798,814
Total Investments in Securities — 100.4% (Cost: $446,422,983)		416,319,806
Other Assets, Less Liabilities — (0.4)%		(1,670,744)
Net Assets — 100.0%		$ 414,649,062

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,100,872	(1,590,705)	2,510,167	$2,510,669	$21,193 (a)	$ 1,385	$ 884
BlackRock Cash Funds: Treasury, SL Agency Shares	402,791	(114,646)	288,145	288,145	3,432	—	—
				$2,798,814	$24,625	$ 1,385	$ 884

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Global Materials ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$412,857,412	$ —	$ —	$412,857,412
Preferred Stocks	663,580	—	—	663,580
Money Market Funds	2,798,814	—	—	2,798,814
	$416,319,806	$ —	$ —	$416,319,806
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

iShares® Global Tech ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 0.1%
Computershare Ltd.	118,992	$ 1,620,314
Brazil — 0.1%
Cielo SA	266,451	1,144,090
Canada — 0.6%
BlackBerry Ltd.(a)	117,785	1,135,363
CGI Group Inc., Class A(a)	61,272	3,880,475
Constellation Software Inc./Canada	4,662	3,613,320
Open Text Corp.	63,714	2,241,094
		10,870,252
China — 3.6%
Tencent Holdings Ltd.(b)	1,318,800	66,196,769
Finland — 0.4%
Nokia OYJ	1,339,770	7,711,748
France — 1.0%
Atos SE	22,110	3,019,011
Capgemini SE	37,962	5,105,958
Dassault Systemes SE, NVS	33,078	4,634,428
STMicroelectronics NV, New(b)	159,396	3,561,079
Ubisoft Entertainment SA, NVS(a)	15,840	1,738,066
		18,058,542
Germany — 2.2%
Infineon Technologies AG	267,954	6,829,512
SAP SE	236,874	27,365,845
United Internet AG, Registered(c)	29,748	1,703,966
Wirecard AG	27,528	4,433,759
		40,333,082
Japan — 4.5%
Canon Inc.	266,400	8,732,888
FUJIFILM Holdings Corp.	111,000	4,335,178
Fujitsu Ltd.	495,000	3,002,221
Hitachi Ltd.	1,156,000	8,157,176
Keyence Corp.(b)	22,520	12,719,281
Kyocera Corp.	88,800	5,008,203
Murata Manufacturing Co. Ltd.	50,600	8,506,044
NEC Corp.	52,800	1,449,122
Nintendo Co. Ltd.	28,600	9,346,996
NTT Data Corp.	155,200	1,787,886
Omron Corp.	49,500	2,310,432
Ricoh Co. Ltd.	177,600	1,629,049
Rohm Co. Ltd.	22,200	1,863,946
TDK Corp.	30,900	3,157,929
Tokyo Electron Ltd.	39,200	6,731,224
Yahoo Japan Corp.(b)	377,400	1,253,855
Yaskawa Electric Corp.	66,600	2,353,984
		82,345,414
Netherlands — 1.2%
ASML Holding NV	102,786	20,365,331
Gemalto NV(a)	20,330	1,182,543
		21,547,874
South Korea — 3.6%
NAVER Corp.	7,104	4,863,483
Samsung Electronics Co. Ltd.	1,177,932	49,305,095
SK Hynix Inc.	138,972	10,686,317
		64,854,895
Security	Shares	Value
Spain — 0.5%
Amadeus IT Group SA	104,118	$ 8,217,660
Sweden — 0.5%
Hexagon AB, Class B	63,270	3,532,681
Telefonaktiebolaget LM Ericsson, Class B	728,788	5,642,282
		9,174,963
Switzerland — 0.2%
ams AG	14,893	1,106,607
Temenos AG, Registered	14,080	2,126,995
		3,233,602
Taiwan — 2.7%
Hon Hai Precision Industry Co. Ltd.	3,774,473	10,300,151
Largan Precision Co. Ltd.	22,000	3,239,910
MediaTek Inc.	376,000	3,699,756
Taiwan Semiconductor Manufacturing Co. Ltd.	4,468,600	31,731,699
		48,971,516
United Kingdom — 0.2%
Micro Focus International PLC	104,562	1,827,066
Sage Group PLC (The)	259,740	2,155,607
		3,982,673
United States — 78.1%
Accenture PLC, Class A	153,402	25,095,033
Activision Blizzard Inc.	181,596	13,859,407
Adobe Systems Inc.(a)	117,438	28,632,559
Advanced Micro Devices Inc.(a)	196,914	2,951,741
Akamai Technologies Inc.(a)	40,626	2,975,042
Alliance Data Systems Corp.	11,544	2,692,061
Alphabet Inc., Class A(a)	71,040	80,217,658
Alphabet Inc., Class C, NVS(a)	72,594	80,989,496
Amphenol Corp., Class A	71,928	6,268,525
Analog Devices Inc.	88,356	8,475,108
ANSYS Inc.(a)	19,980	3,480,116
Apple Inc.	1,172,382	217,019,632
Applied Materials Inc.	240,648	11,115,531
Autodesk Inc.(a)	52,392	6,868,067
Automatic Data Processing Inc.	105,006	14,085,505
Broadcom Inc.	95,904	23,270,147
Broadridge Financial Solutions Inc.	27,060	3,114,606
CA Inc.	74,592	2,659,205
Cadence Design Systems Inc.(a)	67,266	2,913,290
Cisco Systems Inc.	1,121,544	48,260,038
Citrix Systems Inc.(a)	30,545	3,202,338
Cognizant Technology Solutions Corp., Class A	139,194	10,994,934
Corning Inc.	198,468	5,459,855
DXC Technology Co.	67,932	5,475,999
eBay Inc.(a)	220,446	7,993,372
Electronic Arts Inc.(a)	73,260	10,331,125
F5 Networks Inc.(a)	14,652	2,526,737
Facebook Inc., Class A(a)(b)	572,316	111,212,445
Fidelity National Information Services Inc.	78,366	8,309,147
Fiserv Inc.(a)	97,680	7,237,111
FleetCor Technologies Inc.(a)	21,534	4,536,137
FLIR Systems Inc.	32,856	1,707,526
Gartner Inc.(a)	21,756	2,891,372
Global Payments Inc.(b)	37,740	4,207,633
Hewlett Packard Enterprise Co.	364,302	5,322,452
HP Inc.	391,733	8,888,422
Intel Corp.	1,111,554	55,255,349
International Business Machines Corp.	203,352	28,408,274

iShares® Global Tech ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Intuit Inc.	58,164	$ 11,883,196
IPG Photonics Corp.(a)	8,976	1,980,375
Juniper Networks Inc.	82,259	2,255,542
KLA-Tencor Corp.	37,296	3,823,959
Lam Research Corp.	39,072	6,753,595
Mastercard Inc., Class A	218,670	42,973,028
Microchip Technology Inc.(b)	56,166	5,108,298
Micron Technology Inc.(a)	276,834	14,517,175
Microsoft Corp.	1,832,832	180,735,564
Motorola Solutions Inc.	38,776	4,512,363
NetApp Inc.	63,936	5,020,894
NVIDIA Corp.	144,744	34,289,854
Oracle Corp.	710,622	31,310,005
Paychex Inc.	76,590	5,234,926
PayPal Holdings Inc.(a)	266,178	22,164,642
Qorvo Inc.(a)	30,192	2,420,493
QUALCOMM Inc.	353,646	19,846,614
Red Hat Inc.(a)	42,400	5,697,288
salesforce.com Inc.(a)	168,498	22,983,127
Seagate Technology PLC	68,592	3,873,390
Skyworks Solutions Inc.	43,512	4,205,435
Symantec Corp.	147,852	3,053,144
Synopsys Inc.(a)	35,346	3,024,557
Take-Two Interactive Software Inc.(a)	27,278	3,228,624
TE Connectivity Ltd.	83,916	7,557,475
Texas Instruments Inc.	233,544	25,748,226
Total System Services Inc.	39,294	3,321,129
Twitter Inc.(a)	156,288	6,825,097
VeriSign Inc.(a)	22,626	3,109,265
Visa Inc., Class A	425,796	56,396,680
Western Digital Corp.	71,366	5,524,442
Western Union Co. (The)	110,114	2,238,618
Xerox Corp.	50,166	1,203,984
Xilinx Inc.	60,384	3,940,660
		1,425,664,659
Total Common Stocks — 99.5% (Cost: $1,263,911,732)		1,813,928,053
Security	Shares	Value
Preferred Stocks
South Korea — 0.3%
Samsung Electronics Co. Ltd., NVS, Preference Shares	177,222	$ 5,986,906
Total Preferred Stocks — 0.3% (Cost: $6,906,661)		5,986,906
Short-Term Investments
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(d)(e)(f)	56,217,213	56,228,457
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(d)(e)	1,195,791	1,195,791
		57,424,248
Total Short-Term Investments — 3.1% (Cost: $57,423,735)		57,424,248
Total Investments in Securities — 102.9% (Cost: $1,328,242,128)		1,877,339,207
Other Assets, Less Liabilities — (2.9)%		(53,032,148)
Net Assets — 100.0%		$ 1,824,307,059

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,700,594	53,516,619	56,217,213	$56,228,457	$ 8,500(a)	$ 1,405	$ 603
BlackRock Cash Funds: Treasury, SL Agency Shares	768,845	426,946	1,195,791	1,195,791	11,275	—	—
				$57,424,248	$19,775	$ 1,405	$ 603

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Global Tech ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,813,928,053	$ —	$ —	$1,813,928,053
Preferred Stocks	5,986,906	—	—	5,986,906
Money Market Funds	57,424,248	—	—	57,424,248
	$1,877,339,207	$ —	$ —	$1,877,339,207
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Global Telecom ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 2.0%
Telstra Corp. Ltd.	3,563,558	$ 6,898,288
Belgium — 0.3%
Proximus SADP	48,139	1,085,313
Canada — 6.5%
BCE Inc.	268,517	10,867,646
Rogers Communications Inc., Class B, NVS	106,484	5,054,438
TELUS Corp.	178,793	6,347,359
		22,269,443
China — 4.3%
China Mobile Ltd.	1,646,000	14,623,278
France — 3.2%
Orange SA, NVS	642,641	10,763,281
Germany — 4.4%
Deutsche Telekom AG, Registered	970,766	15,040,461
Italy — 0.8%
Telecom Italia SpA/Milano(a)	3,434,264	2,555,768
Japan — 17.5%
KDDI Corp.	551,200	15,083,169
Nippon Telegraph & Telephone Corp.	346,900	15,772,025
NTT DOCOMO Inc.	397,500	10,129,046
SoftBank Group Corp.	260,000	18,715,118
		59,699,358
Mexico — 1.7%
America Movil SAB de CV, Series L, NVS	6,952,158	5,860,741
Netherlands — 1.0%
Koninklijke KPN NV	1,267,408	3,447,847
Norway — 1.3%
Telenor ASA	206,564	4,236,255
Singapore — 1.6%
Singapore Telecommunications Ltd.	2,387,950	5,394,123
Spain — 3.4%
Telefonica SA	1,364,522	11,596,527
Sweden — 1.5%
Tele2 AB, Class B	106,551	1,254,172
Telia Co. AB	825,351	3,778,937
		5,033,109
Security	Shares	Value
Switzerland — 1.0%
Swisscom AG, Registered	7,928	$ 3,538,637
Taiwan — 1.2%
Chunghwa Telecom Co. Ltd., ADR, NVS	114,289	4,105,261
United Kingdom — 7.6%
BT Group PLC	2,477,403	7,123,786
Vodafone Group PLC	7,738,202	18,779,723
		25,903,509
United States — 39.9%
AT&T Inc.	2,137,352	68,630,373
CenturyLink Inc.	299,696	5,586,333
Verizon Communications Inc.	1,221,723	61,464,884
		135,681,590
Total Common Stocks — 99.2% (Cost: $400,742,788)		337,732,789
Preferred Stocks
Italy — 0.4%
Telecom Italia SpA/Milano, NVS, Preference Shares	1,827,642	1,194,110
Total Preferred Stocks — 0.4% (Cost: $1,804,516)		1,194,110
Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(b)(c)	90,031	90,031
Total Short-Term Investments — 0.0% (Cost: $90,031)		90,031
Total Investments in Securities — 99.6% (Cost: $402,637,335)		339,016,930
Other Assets, Less Liabilities — 0.4%		1,497,681
Net Assets — 100.0%		$ 340,514,611

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

iShares® Global Telecom ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0 (a)	—	$ —	$ 1,855(b)	$ 856	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	196,241	(106,210)	90,031	90,031	2,317	—	—
				$ 90,031	$ 4,172	$ 856	$ —

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$337,732,789	$ —	$ —	$337,732,789
Preferred Stocks	1,194,110	—	—	1,194,110
Money Market Funds	90,031	—	—	90,031
	$339,016,930	$ —	$ —	$339,016,930
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares

iShares® Global Timber & Forestry ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 11.8%
Fibria Celulose SA, ADR, NVS	1,122,532	$ 20,867,870
Klabin SA, NVS	3,768,700	19,199,075
Suzano Papel e Celulose SA	2,077,601	24,283,858
		64,350,803
Canada — 13.9%
Canfor Corp.(a)	653,660	15,722,226
Interfor Corp.(a)	634,902	12,186,914
West Fraser Timber Co. Ltd.	579,420	39,858,387
Western Forest Products Inc.	3,904,560	7,954,860
		75,722,387
Finland — 8.0%
Stora Enso OYJ, Class R	1,138,772	22,283,657
UPM-Kymmene OYJ	596,240	21,315,817
		43,599,474
Ireland — 3.9%
Smurfit Kappa Group PLC	517,858	20,980,500
Japan — 7.8%
Nippon Paper Industries Co. Ltd.	529,900	8,458,116
Oji Holdings Corp.	3,387,000	21,007,258
Sumitomo Forestry Co. Ltd.	858,400	12,996,315
		42,461,689
South Africa — 3.4%
Sappi Ltd.	2,765,092	18,459,164
Sweden — 10.4%
Holmen AB, Class B	489,868	11,146,058
Svenska Cellulosa AB SCA, Class B	4,193,400	45,618,342
		56,764,400
United Kingdom — 4.0%
Mondi PLC	795,023	21,527,902
United States — 36.5%
CatchMark Timber Trust Inc., Class A	436,076	5,551,247
Security	Shares	Value
United States (continued)
Domtar Corp.	305,080	$ 14,564,519
International Paper Co.	407,276	21,210,934
KapStone Paper and Packaging Corp.	435,348	15,019,506
PotlatchDeltic Corp.(b)	610,044	31,020,737
Rayonier Inc.(b)	1,231,108	47,631,569
WestRock Co.	336,284	19,174,914
Weyerhaeuser Co.	1,232,036	44,920,033
		199,093,459
Total Common Stocks — 99.7% (Cost: $431,096,437)		542,959,778
Short-Term Investments
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	1,744,098	1,744,447
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	970,940	970,940
		2,715,387
Total Short-Term Investments — 0.5% (Cost: $2,715,379)		2,715,387
Total Investments in Securities — 100.2% (Cost: $433,811,816)		545,675,165
Other Assets, Less Liabilities — (0.2)%		(843,023)
Net Assets — 100.0%		$ 544,832,142

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,679,480	64,618	1,744,098	$1,744,447	$ 2,828(a)	$ (78)	$ 175
BlackRock Cash Funds: Treasury, SL Agency Shares	935,657	35,283	970,940	970,940	3,380	—	—
				$2,715,387	$ 6,208	$ (78)	$ 175

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® Global Timber & Forestry ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$542,959,778	$ —	$ —	$542,959,778
Money Market Funds	2,715,387	—	—	2,715,387
	$545,675,165	$ —	$ —	$545,675,165
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares

iShares® Global Utilities ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 1.7%
AGL Energy Ltd.	82,442	$ 1,369,307
APA Group	148,164	1,078,289
		2,447,596
Canada — 1.8%
Emera Inc.	28,988	943,165
Fortis Inc./Canada	53,129	1,697,123
		2,640,288
Chile — 0.7%
Enel Americas SA, ADR, NVS	71,793	632,496
Enel Chile SA, ADR, NVS	73,986	361,052
		993,548
Denmark — 1.1%
Orsted A/S(a)	26,247	1,587,611
Finland — 0.9%
Fortum OYJ	54,624	1,303,587
France — 4.1%
Electricite de France SA, NVS	44,352	610,006
Engie SA	203,864	3,125,223
Suez	53,550	694,310
Veolia Environnement SA, NVS	70,859	1,516,468
		5,946,007
Germany — 3.0%
E.ON SE	277,265	2,963,341
RWE AG	62,757	1,430,635
		4,393,976
Hong Kong — 3.4%
CLP Holdings Ltd.	253,500	2,730,341
Hong Kong & China Gas Co. Ltd.	1,144,952	2,191,994
		4,922,335
Italy — 4.4%
Enel SpA	973,973	5,409,483
Terna Rete Elettrica Nazionale SpA	176,866	956,508
		6,365,991
Japan — 4.2%
Chubu Electric Power Co. Inc.	92,500	1,387,103
Kansai Electric Power Co. Inc. (The)	102,900	1,501,254
Kyushu Electric Power Co. Inc.	60,200	671,757
Osaka Gas Co. Ltd.	53,300	1,103,149
Tokyo Gas Co. Ltd.	51,900	1,377,800
		6,041,063
Mexico — 0.2%
Infraestructura Energetica Nova SAB de CV	64,693	291,741
Portugal — 0.8%
EDP - Energias de Portugal SA	307,120	1,219,166
Spain — 6.3%
Endesa SA	39,874	879,655
Gas Natural SDG SA	44,015	1,165,519
Iberdrola SA	762,291	5,895,448
Red Electrica Corp. SA	55,217	1,124,333
		9,064,955
United Kingdom — 7.3%
Centrica PLC	712,248	1,482,455
National Grid PLC	455,461	5,041,489
Security	Shares	Value
United Kingdom (continued)
Severn Trent PLC	30,326	$ 792,551
SSE PLC	129,067	2,308,930
United Utilities Group PLC	86,082	867,375
		10,492,800
United States — 59.3%
AES Corp./VA	83,427	1,118,756
Alliant Energy Corp.	29,013	1,227,830
Ameren Corp.	30,582	1,860,915
American Electric Power Co. Inc.	62,230	4,309,427
American Water Works Co. Inc.	22,331	1,906,621
CenterPoint Energy Inc.	54,399	1,507,396
CMS Energy Corp.	35,459	1,676,501
Consolidated Edison Inc.	39,142	3,052,293
Dominion Energy Inc.	82,471	5,622,873
DTE Energy Co.	22,821	2,364,940
Duke Energy Corp.	88,598	7,006,330
Edison International	41,243	2,609,445
Entergy Corp.	22,884	1,848,798
Evergy Inc.	34,574	1,941,330
Eversource Energy	39,884	2,337,601
Exelon Corp.	121,954	5,195,240
FirstEnergy Corp.	56,491	2,028,592
NextEra Energy Inc.	59,485	9,935,780
NiSource Inc.	42,423	1,114,876
NRG Energy Inc.	37,734	1,158,434
PG&E Corp.	65,177	2,773,933
Pinnacle West Capital Corp.	14,178	1,142,180
PPL Corp.	88,314	2,521,365
Public Service Enterprise Group Inc.	63,426	3,433,884
SCANA Corp.	18,063	695,787
Sempra Energy	33,416	3,879,932
Southern Co. (The)	127,448	5,902,117
WEC Energy Group Inc.	39,800	2,573,070
Xcel Energy Inc.	64,058	2,926,169
		85,672,415
Total Common Stocks — 99.2% (Cost: $173,253,269)		143,383,079
Preferred Stocks
Brazil — 0.2%
Cia. Energetica de Minas Gerais, ADR, NVS, Preference Shares	123,815	227,820
Total Preferred Stocks — 0.2% (Cost: $802,065)		227,820
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(b)(c)(d)	19,286	19,289

iShares® Global Utilities ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(b)(c)	150,632	$ 150,632
		169,921
Total Short-Term Investments — 0.1% (Cost: $169,921)		169,921
Total Investments in Securities — 99.5% (Cost: $174,225,255)		143,780,820
Other Assets, Less Liabilities — 0.5%		733,751
Net Assets — 100.0%		$ 144,514,571
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	19,286	19,286	$ 19,289	$ 1,395(a)	$ —	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	212,457	(61,825)	150,632	150,632	1,153	—	—
				$169,921	$ 2,548	$ —	$ —

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$143,383,079	$ —	$ —	$143,383,079
Preferred Stocks	227,820	—	—	227,820
Money Market Funds	169,921	—	—	169,921
	$143,780,820	$ —	$ —	$143,780,820
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares

iShares® iBonds Sep 2018 Term Muni Bond ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 0.5%
Alabama Federal Aid Highway Finance Authority RB 5.00%, 09/01/18	$ 710	$ 714,004
Alabama Public School & College Authority RB, Series C, 5.00%, 09/01/18	215	216,249
State of Alabama GO, Series A, 5.00%, 08/01/18	50	50,141
		980,394
Alaska — 0.3%
Alaska Energy Authority RB, Series Sixth, 5.00%, 07/01/18	25	25,000
Municipality of Anchorage AK GO
Series B, 5.00%, 08/01/18	100	100,283
Series B, 5.00%, 09/01/18	100	100,586
State of Alaska GO
Series A, 4.00%, 08/01/18	245	245,495
Series A, 5.00%, 08/01/18	50	50,139
		521,503
Arizona — 5.7%
Arizona State University RB
Series A, 4.00%, 07/01/18	90	90,000
Series C, 6.00%, 07/01/26 (Call 07/01/18)	1,000	1,000,000
Arizona Transportation Board RB
5.00%, 07/01/18	260	260,000
Series A, 5.00%, 07/01/18	125	125,000
City of Chandler AZ GO, 3.13%, 07/01/18	30	30,000
City of Chandler AZ RB, 4.00%, 07/01/18	100	100,000
City of Mesa AZ GO
5.00%, 07/01/18 (NPFGC)	10	10,000
5.00%, 07/01/18 (ETM) (NPFGC)	35	35,000
City of Mesa AZ Utility System Revenue RB, 3.00%, 07/01/18 (AGM)	20	20,000
City of Peoria AZ GOL, Series B, 3.00%, 07/15/18	300	300,165
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/18	310	310,000
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/18	1,360	1,360,000
5.25%, 07/01/18 (NPFGC)	610	610,000
5.50%, 07/01/18	140	140,000
5.50%, 07/01/18 (NPFGC)(a)	100	100,000
Series A, 4.00%, 07/01/18	185	185,000
Series A, 5.00%, 07/01/18	280	280,000
Series B, 5.00%, 07/01/18	250	250,000
City of Scottsdale AZ GO, Series 2008A, 4.50%, 07/01/18	100	100,000
City of Scottsdale AZ GOL
3.00%, 07/01/18	345	345,000
4.00%, 07/01/18	100	100,000
City of Scottsdale AZ Water & Sewer Revenue RB, 5.00%, 07/01/18	50	50,000
City of Tempe AZ GO
Series A, 4.00%, 07/01/18	155	155,000
Series A, 4.25%, 07/01/18	35	35,000
City of Tempe AZ GOL, Series B, 4.00%, 07/01/18	120	120,000
City of Tempe AZ RB, 5.00%, 07/01/18	175	175,000
City of Tucson AZ Water System Revenue RB, Series A, 5.00%, 07/01/18	85	85,000
County of Maricopa AZ COP, 5.00%, 07/01/18	750	750,000
County of Pima AZ GO, 4.00%, 07/01/18 (AGM)	185	185,000
County of Pima AZ GOL, 2.00%, 07/01/18	750	750,000
County of Pima AZ RB, 4.00%, 07/01/18	215	215,000
Security	Par (000)	Value
Arizona (continued)
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/18	$ 110	$ 110,000
5.00%, 07/01/18 (AGM)	125	125,000
Series B, 5.00%, 07/01/18	75	75,000
Maricopa County Community College District GO
4.00%, 07/01/18	405	405,000
5.00%, 07/01/18	500	500,000
Series C, 5.00%, 07/01/18	200	200,000
Series D, 3.00%, 07/01/18	45	45,000
Maricopa County High School District No. 210-Phoenix GO, Series A, 3.00%, 07/01/18	100	100,000
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/18	375	375,000
Maricopa County Unified School District No. 69 Paradise Valley GO, Series A, 2.00%, 07/01/18	100	100,000
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/18	145	145,000
State of Arizona COP, 5.00%, 09/01/18	100	100,572
Yavapai County Community College District GOL, 4.00%, 07/01/18	100	100,000
		10,650,737
California — 13.8%
91 Express Lanes Toll Road RB, 5.00%, 08/15/18	170	170,723
Anaheim Union High School District GO, 5.00%, 08/01/18	295	295,876
Burbank Unified School District GO
Series B, 0.00%, 08/01/18 (NPFGC)(b)	115	114,871
Series C, 0.00%, 08/01/18 (NPFGC)(b)	350	349,608
Cabrillo Community College District GO, 5.00%, 08/01/18	100	100,291
California State Public Works Board RB
5.00%, 09/01/18 (ETM)	250	251,495
Series F, 4.00%, 09/01/18	20	20,090
Series F, 5.00%, 09/01/18	275	276,672
Series G, 5.00%, 09/01/18	75	75,456
Chaffey Joint Union High School District GO, 5.00%, 08/01/18	100	100,297
City of Cupertino CA COP, 2.00%, 07/01/18	250	250,000
City of Los Angeles CA GO, Series B, 5.00%, 09/01/18	85	85,515
Clovis Unified School District GO, Series A, 0.00%, 08/01/18 (NPFGC)(b)	150	149,841
County of Sacramento CA Airport System Revenue RB, Series D, 3.90%, 07/01/18, (ETM) (AGM)	110	110,000
Desert Sands Unified School District GO, 4.00%, 08/01/18	50	50,109
Eastern Municipal Water District RB, Series A, 4.00%, 07/01/18	400	400,000
Elsinore Valley Municipal Water District COP, 5.38%, 07/01/18 (NPFGC)	200	200,000
Foothill-De Anza Community College District GO
0.00%, 08/01/18 (NPFGC)(b)	55	54,945
Series C, 5.25%, 08/01/18 (NPFGC)	70	70,217
Fremont Unified School District/Alameda County CA GO, Series B, 4.00%, 08/01/18	100	100,218
Grossmont Union High School District GO, Series A, 5.00%, 08/01/18	100	100,297
Grossmont-Cuyamaca Community College District GO, 5.00%, 08/01/18 (AGC)	170	170,485
Huntington Beach Union High School District GO, 4.00%, 08/01/18	295	295,649
Kern High School District GO, 4.00%, 08/01/18	150	150,330
Las Virgenes Unified School District GO, Series D, 0.00%, 09/01/18 (NPFGC)(b)	200	199,554
Livermore-Amador Valley Water Management Agency RB, 5.00%, 08/01/18	100	100,296

iShares® iBonds Sep 2018 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Long Beach Unified School District GO, Series A, 5.00%, 08/01/18	$ 70	$ 70,205
Los Altos Elementary School District GO
3.00%, 08/01/18	100	100,143
5.00%, 08/01/18	120	120,356
Los Angeles Community College District/CA GO
Series E-1, 4.00%, 08/01/18	200	200,420
Series F-1, 4.00%, 08/01/18	80	80,168
Series F-1, 5.00%, 08/01/21 (Call 08/01/18)	290	290,838
Series F-1, 5.00%, 08/01/33 (PR 08/01/18)	205	205,592
Los Angeles County Metropolitan Transportation Authority RB
4.00%, 07/01/18	225	225,000
Series A, 5.00%, 07/01/18	740	740,000
Los Angeles County Public Works Financing Authority RB, Series A, 5.00%, 08/01/18	290	290,855
Los Angeles Department of Water & Power System Revenue RB
Series A, 3.00%, 07/01/18	250	250,000
Series A, 4.00%, 07/01/18	135	135,000
Series A, 5.00%, 07/01/18	560	560,000
Series B, 5.00%, 07/01/18	325	325,000
Los Angeles Department of Water RB Series B, 5.00%, 07/01/18	335	335,000
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/18	970	970,000
Series A-1, 4.00%, 07/01/18	555	555,000
Series A-1, 5.50%, 07/01/18 (FGIC)	280	280,000
Series B, 5.00%, 07/01/18	200	200,000
Series C, 5.00%, 07/01/18	230	230,000
Series D, 5.00%, 07/01/18	90	90,000
Series KRY, 5.00%, 07/01/18	665	665,000
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/18	230	230,000
Series B, 4.00%, 07/01/18 (ETM)	75	75,000
Series C, 5.00%, 07/01/18	105	105,000
Series E, 4.00%, 07/01/18	50	50,000
Mount San Antonio Community College District GO, Series A, 5.00%, 09/01/18	350	352,110
M-S-R Public Power Agency RB, Series L, 5.00%, 07/01/18 (AGM)	125	125,000
Municipal Improvement Corp. of Los Angeles RB, Series A, 4.10%, 09/01/18, (ETM)	100	100,446
New Haven Unified School District GO
5.00%, 08/01/18 (AGC)	75	75,221
5.00%, 08/01/18 (ETM) (AGC)	50	50,145
North Orange County Community College District/CA GO, Series A, 4.00%, 08/01/18	175	175,374
Northern California Power Agency RB Series A, 5.00%, 07/01/18	175	175,000
Pasadena Unified School District GO, Series A-1, 5.00%, 08/01/18	100	100,297
Sacramento Municipal Utility District RB
Series K, 5.75%, 07/01/18 (AMBAC)	215	215,000
Series U, 5.00%, 08/15/18 (AGM)	95	95,417
Series X, 4.00%, 08/15/18	150	150,485
Series X, 5.00%, 08/15/18	75	75,329
San Diego Community College District GO, 5.00%, 08/01/18	285	285,824
Security	Par (000)	Value
California (continued)
San Diego Public Facilities Financing Authority Water Revenue RB
Series A, 5.00%, 08/01/18	$ 150	$ 150,432
Series A, 5.00%, 08/01/18 (ETM)	150	150,434
San Diego Redevelopment Agency Successor Agency TA, Series A, 4.00%, 09/01/18	250	251,155
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/18 (NPFGC)(b)	140	140,000
Series B, 6.05%, 07/01/18 (NPFGC)	125	125,000
Series R-3, 5.00%, 07/01/18	290	290,000
San Francisco Bay Area Rapid Transit District GO
Series C, 3.00%, 08/01/18	255	255,360
Series C, 5.00%, 08/01/18	150	150,444
San Jose Evergreen Community College District GO
Series B, 5.00%, 09/01/18	50	50,300
Series B, 5.00%, 09/01/18 (AGM)	100	100,600
San Juan Unified School District GO, 5.00%, 08/01/18	325	325,959
San Mateo County Community College District GO
4.00%, 09/01/18	265	266,174
Series A, 0.00%, 09/01/18 (NPFGC)(b)	275	274,431
San Mateo Union High School District GO, Series A, 0.00%, 09/01/18(b)	525	523,887
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/18	150	150,330
Santa Clara Unified School District GO, 5.00%, 07/01/18	100	100,000
Santa Monica Community College District GO, Series A, 4.00%, 08/01/18	100	100,214
Simi Valley Unified School District GO, 5.00%, 08/01/18	250	250,742
Southern California Public Power Authority RB
4.00%, 07/01/18	100	100,000
5.00%, 07/01/18	250	250,000
Series A, 3.50%, 07/01/18	100	100,000
Series A, 4.00%, 07/01/18	175	175,000
Series A, 5.00%, 07/01/18	930	930,000
State of California GO
4.00%, 09/01/18	365	366,602
4.50%, 08/01/18	315	315,791
5.00%, 08/01/18	920	922,659
5.00%, 09/01/18	2,610	2,625,660
Series A, 4.40%, 07/01/18 (ETM)	460	460,000
Series A, 5.00%, 07/01/18 (ETM)	810	810,000
Series B, 5.00%, 09/01/18	1,225	1,232,350
Tahoe-Truckee Unified School District GO, 5.50%, 08/01/18 (NPFGC)	75	75,252
West Valley-Mission Community College District GO, Series A, 4.00%, 08/01/18	250	250,535
William S Hart Union High School District GO, Series C, 4.00%, 08/01/18	100	100,220
		25,966,591
Colorado — 0.2%
City & County of Denver CO GO
5.25%, 08/01/18	145	145,435
Series A, 5.00%, 08/01/18	145	145,407
Colorado Water Resources & Power Development Authority RB, Series A, 4.00%, 09/01/18	60	60,256
		351,098
Connecticut — 0.8%
City of Bristol CT GO, 4.00%, 07/15/18	60	60,053

iShares® iBonds Sep 2018 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Connecticut (continued)
City of Stamford CT GO
2.50%, 08/01/18	$ 250	$ 250,225
5.00%, 08/15/18	100	100,425
State of Connecticut GO, 5.00%, 08/01/18	75	75,206
State of Connecticut Special Tax Revenue RB
Series A, 3.00%, 09/01/18	150	150,379
Series A, 4.00%, 09/01/18	275	276,136
Series B, 5.00%, 08/01/18	100	100,277
State of Connecticut Special Tax Revenue ST, Series B, 5.25%, 07/01/18 (AMBAC)	100	100,000
Town of Newton CT GO, Series B, 5.00%, 07/01/18	100	100,000
Town of Watertown CT GO, Series B, 5.00%, 07/01/18	150	150,000
Town of West Hartford CT GO, Series A, 5.00%, 07/01/18	100	100,000
University of Connecticut RB, Series A, 4.00%, 08/15/18	100	100,287
		1,562,988
Delaware — 0.8%
County of New Castle DE GO
Series A, 4.00%, 07/15/18	85	85,076
Series A, 5.00%, 07/15/18	100	100,123
Series B, 4.00%, 07/15/18	135	135,120
Delaware Transportation Authority RB
5.00%, 07/01/18	490	490,000
Series A, 5.00%, 07/01/18	470	470,000
State of Delaware GO
5.00%, 07/01/18	175	175,000
Series A, 3.00%, 07/01/18	75	75,000
Series A, 5.00%, 08/01/18	50	50,143
		1,580,462
District of Columbia — 0.2%
Washington Metropolitan Area Transit Authority RB, Series A, 5.00%, 07/01/18	370	370,000
Florida — 4.1%
County of Hillsborough FL RB, 5.00%, 08/01/18	150	150,421
County of Miami-Dade FL RB, 5.25%, 08/01/18 (NPFGC)	50	50,149
County of Miami-Dade FL Transit System RB
5.00%, 07/01/18	145	145,000
Series A, 5.00%, 07/01/18 (AGC)	175	175,000
Florida Department of Environmental Protection RB
Series B, 5.00%, 07/01/18	380	380,000
Series B, 5.25%, 07/01/18	510	510,000
Florida Department of Management Services COP, Series A, 5.00%, 08/01/18	260	260,744
Florida's Turnpike Enterprise RB
Series A, 4.00%, 07/01/18	235	235,000
Series A, 5.00%, 07/01/18	925	925,000
Series B, 5.00%, 07/01/18	250	250,000
Hillsborough County School Board COP
Series A, 5.00%, 07/01/18	405	405,000
Series A, 5.50%, 07/01/18 (NPFGC)	325	325,000
Lee County School Board (The) COP
5.00%, 08/01/18	180	180,502
Series B, 5.00%, 08/01/18	200	200,558
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/18	300	300,000
Series B, 5.00%, 07/01/18	100	100,000
Orange County School Board COP, Series A, 4.00%, 08/01/18	115	115,235
Palm Beach County School District COP
Series 2012C, 5.00%, 08/01/18	335	335,935
Series B, 5.00%, 08/01/18	215	215,599
Security	Par (000)	Value
Florida (continued)
Pasco County School Board COP, 5.00%, 08/01/18	$ 100	$ 100,271
School Board of Miami-Dade County (The) COP, Series A, 5.00%, 08/01/18, (ETM) (AMBAC)	400	401,112
School District of Broward County/FL COP Series A, 5.00%, 07/01/18	375	375,000
State of Florida GO
Series A, 5.00%, 07/01/18	70	70,000
Series B, 5.00%, 07/01/18	305	305,000
State of Florida Lottery Revenue RB
Series A, 4.50%, 07/01/18	405	405,000
Series E, 5.00%, 07/01/18	710	710,000
Volusia County School Board COP, Series A, 5.00%, 08/01/18	35	35,098
		7,660,624
Georgia — 1.4%
County of Cobb GA Water & Sewerage Revenue RB, 4.50%, 07/01/18	75	75,000
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/18 (GTD)	320	320,906
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/18	220	220,000
Series B, 4.00%, 07/01/18	135	135,000
State of Georgia GO
Series A, 5.00%, 07/01/18	275	275,000
Series B, 4.25%, 08/01/18	150	150,341
Series B, 5.00%, 07/01/18	100	100,000
Series C, 5.00%, 07/01/18	600	600,000
Series E, 5.00%, 07/01/18	420	420,000
Series E-2, 4.00%, 09/01/18	315	316,354
		2,612,601
Hawaii — 0.9%
City & County of Honolulu HI GO
Series A, 4.00%, 08/01/18	55	55,115
Series A, 4.00%, 08/01/18 (ETM)	20	20,040
Series B, 5.00%, 08/01/18	150	150,429
City & County of Honolulu HI Wastewater System Revenue RB
Series 2009A, 5.00%, 07/01/18	185	185,000
Series A, 3.00%, 07/01/18	180	180,000
Series A, 4.00%, 07/01/18	90	90,000
Series A, 5.00%, 07/01/18	100	100,000
Series B, 5.00%, 07/01/18	75	75,000
County of Hawaii HI GO, Series B, 5.00%, 09/01/18	100	100,583
Honolulu City & County Board of Water Supply RB, Series A, 4.00%, 07/01/18	110	110,000
State of Hawaii GO, Series DO, 5.00%, 08/01/18	200	200,564
State of Hawaii State Highway Fund RB, Series B, 5.25%, 07/01/18 (AGM)	350	350,000
		1,616,731
Illinois — 0.7%
Regional Transportation Authority RB, Series A, 5.00%, 07/01/18	50	50,000
State of Illinois GO
0.00%, 08/01/18 (b)	455	454,067
4.00%, 07/01/18	360	360,000
5.00%, 08/01/18	265	265,586
First Series, 5.50%, 08/01/18 (NPFGC)	135	135,350
		1,265,003

iShares® iBonds Sep 2018 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana — 0.4%
Purdue University RB
Series A, 5.00%, 07/01/18	$ 100	$ 100,000
Series AA, 5.00%, 07/01/18	150	150,000
Series Y, 5.00%, 07/01/18	350	350,000
Series Z-1, 5.00%, 07/01/18	120	120,000
		720,000
Iowa — 0.6%
Iowa Finance Authority RB
4.50%, 08/01/18 (ETM)	130	130,317
5.00%, 08/01/18	710	712,024
5.00%, 08/01/18 (ETM)	65	65,183
Series A, 5.00%, 08/01/18	155	155,442
		1,062,966
Kansas — 0.6%
Douglas County Unified School District No. 497 Lawrence GO, Series A, 4.00%, 09/01/18	90	90,375
Kansas Turnpike Authority RB, Series A, 5.00%, 09/01/18	415	417,432
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/18	100	100,583
Series B-2, 5.00%, 09/01/22 (Call 09/01/18)	500	502,925
Series C, 5.00%, 09/01/18	100	100,583
		1,211,898
Kentucky — 0.2%
Kentucky State Property & Building Commission RB, Series A, 5.00%, 08/01/18 (SAP)	75	75,209
Kentucky Turnpike Authority RB Series A, 5.00%, 07/01/18	350	350,000
		425,209
Louisiana — 1.3%
Louisiana Public Facilities Authority RB, 1.53%, 12/01/43 (Put 07/25/18)(a)	2,200	2,200,000
State of Louisiana GO
Series A, 5.00%, 08/01/18 (ETM)	200	200,564
Series A, 5.00%, 09/01/18 (ETM)	100	100,585
		2,501,149
Maine — 0.3%
Maine Municipal Bond Bank RB, Series A, 5.00%, 09/01/18	115	115,670
Maine Turnpike Authority RB
5.00%, 07/01/18	50	50,000
5.00%, 07/01/18 (AGM)	330	330,000
		495,670
Maryland — 4.2%
City of Frederick MD GO, 5.00%, 09/01/18	175	176,083
County of Baltimore MD GO
5.00%, 08/01/18	1,150	1,153,266
Series B, 4.50%, 09/01/18	100	100,508
County of Frederick MD GO, 4.00%, 08/01/18	345	345,711
County of Harford MD GO 5.00%, 07/01/18	200	200,000
County of Howard MD GO
Series A, 5.00%, 08/15/18	100	100,425
Series B, 5.00%, 08/15/18	390	391,657
County of Montgomery MD GO
Series A, 5.00%, 07/01/18	1,300	1,300,000
Series A, 5.00%, 08/01/18	100	100,285
County of Montgomery MD GOL, Series A, 5.00%, 08/01/18	150	150,428
County of Prince George's MD GOL
4.00%, 07/15/18	25	25,023
Series A, 5.00%, 09/01/18	250	251,502
Security	Par (000)	Value
Maryland (continued)
Maryland State Transportation Authority RB
5.00%, 07/01/18	$ 100	$ 100,000
Series A, 4.00%, 07/01/18	385	385,000
Series A, 5.00%, 07/01/18	320	320,000
State of Maryland Department of Transportation RB, 4.00%, 09/01/18	200	200,852
State of Maryland GO
First Series, 4.00%, 08/15/18	775	777,395
Second Series, 5.00%, 07/15/18	420	420,508
Second Series, 5.25%, 08/15/18	155	155,704
Second Series A, 3.00%, 08/01/18	230	230,294
Second Series B, 5.00%, 08/01/18	200	200,566
Second Series E, 5.00%, 08/01/18	125	125,354
Series A, 4.00%, 08/01/18	50	50,103
Series A, 5.00%, 08/01/18	300	300,849
Series B, 4.50%, 08/01/18	280	280,683
Series B, 5.00%, 08/01/18	150	150,425
		7,992,621
Massachusetts — 4.3%
Commonwealth of Massachusetts GO
Series A, 4.00%, 09/01/18	50	50,219
Series C, 0.00%, 08/01/18(b)	125	124,855
Commonwealth of Massachusetts GOL
Series A, 3.70%, 08/01/18	100	100,188
Series A, 5.00%, 08/01/18	220	220,636
Series B, 4.00%, 07/01/18	25	25,000
Series B, 5.00%, 07/01/18	150	150,000
Series B, 5.00%, 08/01/18	1,225	1,228,540
Series D, 5.50%, 08/01/18	500	501,635
Series D, 5.50%, 08/01/18 (NPFGC-IBC)	100	100,327
Massachusetts Bay Transportation Authority RB
Series A, 4.00%, 07/01/18	350	350,000
Series A, 5.00%, 07/01/24 (Call 07/01/18)	100	100,000
Series A, 5.25%, 07/01/18	285	285,000
Series B, 5.00%, 07/01/18	270	270,000
Series B, 5.25%, 07/01/18	105	105,000
Series C, 5.00%, 07/01/31 (PR 07/01/18)	500	500,000
Series C, 5.50%, 07/01/18	100	100,000
Series D, 5.00%, 07/01/18	120	120,000
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/18	140	140,403
Series 12B, 5.00%, 08/01/18	195	195,562
Series 15A, 5.00%, 08/01/18	845	847,434
Massachusetts School Building Authority RB
Series B, 5.00%, 08/15/18	350	351,498
Series C, 2.00%, 08/15/18 (ETM)	185	185,129
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/18	200	200,570
Series B, 5.00%, 08/01/23 (Call 08/01/18) (AMBAC)	920	922,594
Series C, 5.00%, 08/01/18	895	897,551
		8,072,141
Michigan — 0.7%
Michigan Finance Authority RB, Series A, 5.00%, 07/01/18	1,045	1,045,000
Michigan State University RB
Series A, 5.00%, 08/15/18	65	65,278
Series C, 5.00%, 08/15/18	170	170,728
		1,281,006
Minnesota — 2.2%
Metropolitan Council GO, Series D, 5.00%, 09/01/18	25	25,146

iShares® iBonds Sep 2018 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota (continued)
State of Minnesota GO
Series A, 5.00%, 08/01/18	$ 835	$ 837,338
Series B, 5.00%, 08/01/18	1,625	1,629,550
Series D, 5.00%, 08/01/18	900	902,520
Series F, 4.00%, 08/01/18	360	360,731
Series F, 4.00%, 08/01/18 (ETM)	5	5,010
University of Minnesota RB, 5.00%, 08/01/18	470	471,335
		4,231,630
Mississippi — 4.8%
County of Jackson MS RB, 1.53%, 06/01/23 (Put 07/25/18)(a)	9,000	9,000,000
Mississippi State University Educational Building Corp. RB, Series A, 4.00%, 08/01/18	25	25,051
		9,025,051
Missouri — 0.1%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/18	75	75,000
Series A, 5.00%, 07/01/18	125	125,000
		200,000
Nevada — 1.4%
Clark County Water Reclamation District GOL, 5.25%, 07/01/19 (Call 07/01/18)	290	290,000
County of Clark Department of Aviation RB
Series A, 5.25%, 07/01/18	135	135,000
Series B, 5.00%, 07/01/18 (ETM)	670	670,000
Series D, 3.60%, 07/01/18	220	220,000
Series D, 5.00%, 07/01/18	280	280,000
County of Clark NV RB
4.00%, 07/01/18	350	350,000
Series B, 4.00%, 07/01/18	75	75,000
Nevada System of Higher Education RB, Series B, 5.00%, 07/01/18	520	520,000
State of Nevada GOL, 5.00%, 08/01/18	190	190,534
		2,730,534
New Hampshire — 0.5%
New Hampshire Municipal Bond Bank RB, Series C, 5.50%, 08/15/18	165	165,802
New Hampshire State Turnpike System RB, Series C, 5.00%, 08/01/18	200	200,560
State of New Hampshire GO, Series A, 5.00%, 07/01/18	160	160,000
State of New Hampshire RB, 5.00%, 09/01/18	445	447,545
		973,907
New Jersey — 1.1%
County of Essex NJ GO, Series A, 5.00%, 08/01/18	125	125,352
New Jersey Economic Development Authority RB
5.00%, 09/01/18	200	200,998
5.00%, 09/01/18 (ETM)	315	316,818
Series A, 0.00%, 07/01/18 (ETM) (NPFGC)(b)	55	55,000
New Jersey Educational Facilities Authority RB
Series J, 5.00%, 07/01/18	50	50,000
Series K, 4.25%, 07/01/18	260	260,000
New Jersey Infrastructure Bank RB, Series A, 4.00%, 09/01/18 (GTD)	300	301,308
State of New Jersey GO
Series H, 5.25%, 07/01/18	175	175,000
Series K, 5.13%, 07/15/18	50	50,060
Series L, 5.25%, 07/15/18 (AMBAC)	50	50,062
Security	Par (000)	Value
New Jersey (continued)
Series M, 5.50%, 07/15/18 (AMBAC)	$ 360	$ 360,479
Series Q, 5.00%, 08/15/18	50	50,203
		1,995,280
New Mexico — 1.0%
Albuquerque Municipal School District No. 12 GO, Series A, 3.00%, 08/01/18 (SAW)	100	100,123
City of Albuquerque NM GO, Series A, 4.00%, 07/01/18	50	50,000
County of Santa Fe NM GO
4.00%, 07/01/18	100	100,000
Series A, 3.00%, 07/01/18	75	75,000
Santa Fe Public School District GO, 4.00%, 08/01/18 (SAW)	150	150,300
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/18	1,145	1,145,000
Series B, 5.00%, 07/01/18	190	190,000
		1,810,423
New York — 13.2%
City of New York NY GO
Series 1, 4.00%, 08/01/18	100	100,210
Series 1, 5.00%, 08/01/18	445	446,277
Series A, 3.00%, 08/01/18	125	125,165
Series A, 5.00%, 08/01/18	615	616,765
Series A-1, 3.00%, 08/01/18	100	100,132
Series B, 4.00%, 08/01/18	390	390,819
Series B, 5.00%, 08/01/18	470	471,349
Series C, 4.00%, 08/01/18	505	506,060
Series C, 5.00%, 08/01/18	875	877,511
Series C, 5.25%, 08/01/18	70	70,214
Series D, 5.00%, 08/01/18	45	45,129
Series E, 0.00%, 08/01/18(b)	50	49,945
Series E, 4.00%, 08/01/18	380	380,798
Series E, 5.00%, 08/01/18	725	727,081
Series F, 5.00%, 08/01/18	70	70,201
Series G, 5.00%, 08/01/18	665	666,909
Series I, 5.00%, 08/01/18	805	807,310
Series I-1, 5.00%, 08/01/18	550	551,578
Series J, 5.00%, 08/01/18	50	50,144
Series J-1, 4.00%, 08/01/18	100	100,210
Series K, 5.00%, 08/01/18	250	250,717
County of Orange NY GO, Series A, 5.00%, 07/15/18	25	25,031
County of Westchester NY GO, Series B, 5.00%, 07/01/18	100	100,000
County of Westchester NY GOL, Series B, 4.00%, 07/01/18	20	20,000
Metropolitan Transportation Authority RB
Series A, 5.75%, 07/01/18 (SAP)	150	150,000
Series A-1, 1.54%, 11/01/31 (Put 07/25/18)(a)	5,900	5,900,000
New York City Transitional Finance Authority Building Aid Revenue RB
Series S, 5.00%, 07/15/18 (ETM) (SAW)	350	350,427
Series S-1, 3.00%, 07/15/18 (SAW)	100	100,057
Series S-1, 5.00%, 07/15/18 (SAW)	405	405,502
Series S-2, 4.90%, 07/15/18 (SAW)	25	25,030
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/18	670	671,936
Series A-3, 5.00%, 08/01/18 (ETM)	145	145,423
Series A-4, 1.54%, 11/01/29 (Put 07/25/18)(a)	7,000	7,000,000
New York State Dormitory Authority RB
5.00%, 07/01/18	320	320,000

iShares® iBonds Sep 2018 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Series A, 4.00%, 07/01/18	$ 515	$ 515,000
Series A, 4.00%, 07/01/18 (ETM)	150	150,000
Series A, 4.50%, 07/01/18	100	100,000
Series A, 5.00%, 07/01/18	630	630,000
Series A, 5.50%, 07/01/18 (NPFGC-FGIC)	140	140,000
Series E, 5.00%, 08/15/18	125	125,563
New York State Environmental Facilities Corp. RB, Series B, 5.00%, 08/15/18	90	90,403
Port Authority of New York & New Jersey RB
5.00%, 07/15/18	355	355,430
5.00%, 09/01/18	100	100,583
		24,824,909
North Carolina — 1.3%
Cape Fear Public Utility Authority RB, 5.00%, 08/01/18, (ETM)	115	115,324
City of Charlotte NC Airport Revenue RB, Series A, 5.00%, 07/01/18	25	25,000
City of Charlotte NC GO, Series A, 5.00%, 07/01/18	105	105,000
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/18	285	285,000
Series B, 5.00%, 07/01/18	160	160,000
City of Durham NC GO, 4.00%, 09/01/18	390	391,669
County of Forsyth NC GO
5.00%, 07/01/18	205	205,000
Series E, 4.00%, 07/01/18	250	250,000
County of Guilford NC GO
Series A, 5.00%, 08/01/18	190	190,540
Series D, 4.00%, 08/01/18	200	200,412
County of Mecklenburg NC GO
Series A, 3.00%, 08/01/18	175	175,231
Series A, 4.00%, 08/01/18	100	100,209
Series A, 5.00%, 08/01/18	25	25,072
County of Wake NC GO, 5.00%, 09/01/18	200	201,176
		2,429,633
Ohio — 2.2%
City of Columbus OH GO
Series 1, 5.00%, 07/01/18	950	950,000
Series A, 3.00%, 08/15/18	155	155,304
Series A, 5.00%, 07/01/18	100	100,000
Series A, 5.00%, 08/15/18	150	150,642
Miami University/Oxford OH RB, 5.00%, 09/01/18	165	165,973
State of Ohio Department of Administration COP
5.00%, 09/01/18	350	351,967
Series S, 4.00%, 09/01/18	225	225,904
State of Ohio GO
Series A, 3.00%, 08/01/18	100	100,130
Series A, 4.00%, 08/01/18	400	400,828
Series A, 4.50%, 08/01/18	275	275,676
Series A, 4.63%, 09/01/18	560	562,968
Series B, 5.00%, 08/01/18	150	150,428
Series B, 5.00%, 09/01/18	145	145,856
Series C, 3.00%, 08/01/18	50	50,065
Series C, 4.00%, 08/01/18	315	315,652
		4,101,393
Oklahoma — 0.6%
County of Oklahoma OK GOL, Series A, 3.75%, 08/01/18	50	50,094
Oklahoma Capital Improvement Authority RB
Series A, 4.00%, 07/01/18	220	220,000
Security	Par (000)	Value
Oklahoma (continued)
Series A, 5.00%, 07/01/18	$ 415	$ 415,000
Series B, 5.00%, 07/01/18	165	165,000
Series C, 4.00%, 07/01/18	200	200,000
Oklahoma Department of Transportation RB, 5.00%, 09/01/18	25	25,139
State of Oklahoma GO, Series A, 5.00%, 07/15/18	75	75,091
		1,150,324
Oregon — 0.6%
City of Eugene OR Electric Utility System Revenue RB 5.00%, 08/01/18 (ETM)	200	200,564
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 08/01/18	265	265,744
County of Multnomah OR GOL, 3.00%, 08/01/18	160	160,205
State of Oregon GO, Series A, 4.00%, 08/01/18	430	430,899
		1,057,412
Pennsylvania — 5.5%
Commonwealth of Pennsylvania GO
First Series, 5.00%, 07/01/18	475	475,000
Second Series, 5.00%, 07/01/18	250	250,000
Series A, 5.00%, 07/15/18	150	150,186
Third Series, 5.38%, 07/01/18	640	640,000
County of Erie PA GO, Series C, 3.00%, 09/01/18	100	100,263
Delaware County Authority RB, 4.00%, 08/01/18	100	100,200
Delaware River Joint Toll Bridge Commission RB, Series A, 5.50%, 07/01/18 (NPFGC)	75	75,000
Geisinger Authority RB, Series A-2, 1.51%, 05/15/35 (Put 07/25/18)(a)	6,780	6,780,000
Pennsylvania Economic Development Financing Authority RB, Series A, 5.00%, 07/01/18	1,720	1,720,000
Pennsylvania Turnpike Commission RB, Series A, 5.25%, 07/15/18 (AGM)	75	75,097
		10,365,746
Rhode Island — 0.1%
Rhode Island Health & Educational Building Corp. RB, 4.00%, 09/01/18	125	125,531
South Carolina — 0.3%
South Carolina State Ports Authority RB, 5.00%, 07/01/18, (ETM)	100	100,000
State of South Carolina GO, Series A, 5.00%, 08/01/18 (SAW)	500	501,415
		601,415
South Dakota — 0.0%
South Dakota Conservancy District RB
Series B, 4.00%, 08/01/18	75	75,152
Series B, 4.00%, 08/01/18 (ETM)	25	25,049
		100,201
Tennessee — 1.0%
Metropolitan Government of Nashville & Davidson County TN GO
4.50%, 07/01/18	250	250,000
5.00%, 07/01/18	640	640,000
Series D, 4.00%, 07/01/18	255	255,000
Series D, 5.00%, 07/01/18	105	105,000
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/18	175	175,000
State of Tennessee GO
Series A, 4.00%, 09/01/18	125	125,539
Series A, 5.00%, 08/01/18	195	195,556
Series B, 4.00%, 08/01/18	165	165,343
		1,911,438

iShares® iBonds Sep 2018 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas — 6.0%
Austin Community College District GOL, 5.00%, 08/01/18	$ 195	$ 195,550
Austin Independent School District GO, Series B, 5.00%, 08/01/18	120	120,340
City of Arlington TX GOL, Series A, 4.00%, 08/15/18	100	100,307
City of Austin TX GOL
4.00%, 09/01/18	160	160,685
5.00%, 09/01/18	150	150,882
City of Corpus Christi TX Utility System Revenue RB, 5.00%, 07/15/18	50	50,058
City of Houston TX Airport System Revenue RB, Series A, 5.00%, 07/01/18	85	85,000
City of Plano TX GOL, Series 2011, 4.00%, 09/01/18	150	150,639
City of San Antonio Texas GOL
4.50%, 08/01/18	70	70,170
5.00%, 08/01/18	100	100,281
College Station Independent School District GO, 4.00%, 08/15/18 (PSF)	50	50,155
Coppell Independent School District GO, Series B, 0.00%, 08/15/18(b)	145	144,742
County of Harris TX GO, Series C, 5.25%, 08/15/18 (AGM)	150	150,685
County of Harris TX RB, Series C, 5.00%, 08/15/18	180	180,758
County of Tarrant TX GOL, 5.00%, 07/15/18	85	85,103
Dallas Independent School District GO, 5.00%, 08/15/18 (PSF)	100	100,425
Dallas Independent School District GOL, 1.50%, 02/15/34 (Put 08/15/18)(a)	150	149,980
DeSoto Independent School District GO, 4.00%, 08/15/18 (PSF)	140	140,433
El Paso Independent School District GO, 4.00%, 08/15/18 (PSF)	150	150,463
Fort Bend Independent School District GO, 5.00%, 08/15/18 (PSF)	285	286,211
Frisco Independent School District GO, Series B, 5.00%, 08/15/18 (PSF)	100	100,425
Grapevine-Colleyville Independent School District GO, Series B, 5.00%, 08/15/18	150	150,634
Hays Consolidated Independent School District GO, 5.00%, 08/15/18 (PSF)	120	120,510
Keller Independent School District/TX GO
4.00%, 08/15/18 (PSF)	275	275,850
Series A, 0.00%, 08/15/18 (PSF)(b)	25	24,959
Klein Independent School District GO, Series A, 5.00%, 08/01/18 (PSF)	395	396,118
Laredo Community College District GOL, 5.00%, 08/01/18	100	100,271
Leander Independent School District GO
5.25%, 08/15/18 (PSF)	100	100,451
Series 2010, 0.00%, 08/15/18 (PSF)(b)	300	299,511
Series B, 0.00%, 08/15/18(b)	170	169,701
Lewisville Independent School District GO
5.00%, 08/15/18	100	100,423
Series A, 4.00%, 08/15/18 (PSF)	335	336,035
Series B, 4.00%, 08/15/18	225	225,691
Lone Star College System GOL, Series A, 5.00%, 08/15/18	190	190,807
Mesquite Independent School District GO, Series A, 5.00%, 08/15/18 (PSF)	50	50,213
North East Independent School District/TX GO, Series A, 5.00%, 08/01/18 (PSF)	400	401,132
North Texas Municipal Water District Water System Revenue RB 4.00%, 09/01/18	575	577,432
Security	Par (000)	Value
Texas (continued)
Northside Independent School District GO, 4.00%, 08/15/18 (PSF)	$ 60	$ 60,185
Permanent University Fund - Texas A&M University System RB, 5.00%, 07/01/18	150	150,000
Permanent University Fund - University of Texas System RB, Series A, 5.00%, 07/01/18	150	150,000
Pleasanton Independent School District GO, 5.00%, 08/15/18 (PSF)	130	130,553
Round Rock Independent School District GO
4.50%, 08/01/18	300	300,720
5.00%, 08/01/18	90	90,255
South San Antonio Independent School District/TX GO, 4.25%, 08/15/18 (PSF)	225	225,760
Spring Independent School District GO, 3.50%, 08/15/18 (PSF)	100	100,251
State of Texas GO
4.00%, 08/01/18	145	145,297
Series B, 3.00%, 08/01/18	150	150,198
Series B, 5.00%, 08/01/18	120	120,344
Series B-1, 5.00%, 08/01/18	55	55,158
Series C, 4.00%, 08/01/18	215	215,451
Series C, 5.00%, 08/01/18	205	205,588
Series C-1, 5.00%, 08/01/18	100	100,287
Series F, 5.00%, 08/01/18	75	75,215
State of Texas RB, 4.00%, 08/30/18	500	502,075
Tarrant Regional Water District RB, 6.00%, 09/01/18	190	191,427
Texas Tech University RB, Series A, 5.00%, 08/15/18	200	200,838
Texas Water Development Board RB, Subseries A-1, 4.00%, 07/15/18	260	260,237
Trinity River Authority Central Regional Wastewater System Revenue RB 5.00%, 08/01/18	260	260,736
United Independent School District/TX GO, 5.00%, 08/15/18 (PSF)	100	100,425
University of Texas System (The) RB
Series A, 5.00%, 08/15/18	155	155,656
Series B, 4.00%, 08/15/18	535	536,642
Series B, 5.25%, 08/15/18	280	281,266
Series C, 5.00%, 08/15/18	370	371,565
		11,379,159
Utah — 2.6%
County of Salt Lake UT RB, Series A, 5.00%, 08/15/18	700	702,975
Intermountain Power Agency RB
Series A, 4.00%, 07/01/18	310	310,000
Series A, 5.00%, 07/01/18	440	440,000
State of Utah GO
Series A, 4.00%, 07/01/23 (Call 07/01/18)	55	55,000
Series A, 5.00%, 07/01/20 (PR 07/01/18)	300	300,000
Series A, 5.00%, 01/01/24 (Call 07/01/18)	150	150,000
Series C, 3.00%, 07/01/18	60	60,000
Series C, 5.00%, 07/01/18	2,360	2,360,000
University of Utah (The) RB, Series A-1, 4.00%, 08/01/18	450	450,923
		4,828,898
Vermont — 0.2%
State of Vermont GO
Series B, 5.00%, 08/15/18	250	251,097
Series D, 4.00%, 08/15/18	130	130,420
		381,517
Virginia — 4.4%
City of Alexandria VA GO, 5.00%, 07/15/18	5	5,006

iShares® iBonds Sep 2018 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
City of Chesapeake VA GO, Series A, 5.00%, 08/01/18	$ 660	$ 661,861
City of Newport News VA GO
Series A, 5.00%, 07/15/18 (SAW)	100	100,121
Series B, 5.00%, 07/01/18	55	55,000
Series C, 5.00%, 09/01/18 (SAW)	100	100,585
City of Richmond VA GO, Series B, 5.00%, 07/15/18	150	150,182
City of Virginia Beach VA GO, Series B, 5.00%, 07/15/18	245	245,296
County of Arlington VA GO
4.00%, 08/15/18	245	245,720
Series B, 4.00%, 08/15/18	100	100,294
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/18	125	125,151
County of Henrico VA GO
4.00%, 07/15/18	125	125,110
Series A, 5.00%, 08/01/18	100	100,283
County of Loudoun VA GO, Series A, 5.00%, 07/01/18	200	200,000
Virginia Beach Development Authority RB, Series B, 5.00%, 08/01/18	135	135,379
Virginia College Building Authority RB
4.00%, 09/01/18	100	100,430
5.00%, 09/01/18 (SAW)	400	402,360
5.00%, 09/01/21 (Call 09/01/18)	1,050	1,056,311
Series A, 5.00%, 09/01/18	250	251,475
Series B, 5.00%, 09/01/18	650	653,835
Virginia Public Building Authority RB
Series B, 4.13%, 08/01/18	100	100,203
Series B, 5.00%, 08/01/18	100	100,270
Series B, 5.00%, 08/01/18 (SAP)	230	230,621
Series B-1, 5.00%, 08/01/18	100	100,270
Series C, 5.00%, 08/01/18	1,000	1,002,700
Virginia Public School Authority RB
5.00%, 07/15/18 (SAW)	75	75,091
5.00%, 08/01/18	100	100,288
5.00%, 08/01/18 (SAW)	335	335,965
Series B, 5.00%, 08/01/18	105	105,302
Series B, 5.00%, 08/01/18 (SAW)	400	401,152
Series C, 4.00%, 08/01/18 (SAW)	285	285,599
Series C, 5.00%, 08/01/18 (SAW)	625	626,800
		8,278,660
Washington — 5.7%
City of Seattle WA Municipal Light & Power Revenue RB, 5.00%, 09/01/18	750	754,433
City of Seattle WA Water System Revenue RB, Series B, 4.00%, 08/01/18	290	290,600
County of Pierce WA RB, 5.00%, 08/01/18	125	125,349
Energy Northwest RB
4.00%, 07/01/18	100	100,000
4.00%, 07/01/18 (ETM)	150	150,000
5.00%, 07/01/18	405	405,000
Series A, 5.00%, 07/01/18 (ETM)	2,815	2,815,000
Series A, 5.25%, 07/01/18	360	360,000
Series A, 5.25%, 07/01/18 (ETM)	500	500,000
Series C, 5.00%, 07/01/18 (ETM)	100	100,000
Security	Par/Shares (000)	Value
Washington (continued)
Port of Seattle WA RB
Series A, 4.00%, 08/01/18	$ 65	$ 65,129
Series A, 5.00%, 08/01/18	70	70,193
State of Washington COP
Series A, 5.00%, 07/01/18	125	125,000
Series F, 4.00%, 07/01/18	195	195,000
State of Washington GO
5.00%, 07/01/18	205	205,000
Series 2010A, 5.00%, 08/01/18	115	115,321
Series 2010C, 5.00%, 08/01/18	170	170,474
Series A, 5.00%, 07/01/18	250	250,000
Series A, 5.00%, 08/01/18	1,040	1,042,902
Series B, 5.00%, 07/01/18	350	350,000
Series B, 5.00%, 08/01/18	270	270,753
Series B-2, 5.00%, 08/01/18	145	145,405
Series C, 5.50%, 07/01/18	280	280,000
Series D, 5.00%, 07/01/18	300	300,000
Series R-2011C, 5.00%, 07/01/18	240	240,000
Series R-2012A, 5.00%, 07/01/18	70	70,000
Series R-2013C, 5.00%, 07/01/18	500	500,000
Series R-2015, 5.00%, 07/01/18	100	100,000
Series R-2015-C, 4.00%, 07/01/18	85	85,000
State of Washington RB, Series C, 5.00%, 09/01/18	505	507,863
University of Washington RB, Series C, 5.00%, 07/01/18	65	65,000
		10,753,422
Wisconsin — 1.4%
State of Wisconsin RB, Series 1, 4.00%, 07/01/18	865	865,000
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/18	1,015	1,015,000
Series 2, 4.00%, 07/01/18	250	250,000
WPPI Energy RB, Series A, 5.00%, 07/01/18 (AGM)	505	505,000
		2,635,000
Total Municipal Debt Obligations — 98.2% (Cost: $184,843,586)		184,792,875

Short-Term Investments
Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 1.31%(c)(d)	1	834
Total Short-Term Investments — 0.0% (Cost: $834)		834
Total Investments in Securities — 98.2% (Cost: $184,844,420)		184,793,709
Other Assets, Less Liabilities — 1.8%		3,411,408
Net Assets — 100.0%		$ 188,205,117

(a)	Security is payable upon demand on each reset date.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

iShares® iBonds Sep 2018 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18 (000)	Net Activity (000)	Shares Held at 06/30/18 (000)	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: Muni Cash	516	(515)	1	$ 834	$ 4,088	$ (31)	$ 51
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$ —	$184,792,875	$ —	$184,792,875
Money Market Funds	834	—	—	834
	$ 834	$184,792,875	$ —	$184,793,709
Portfolio Abbreviations - Fixed Income
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.
NPFGC-FGIC	National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.
NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate
PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation

iShares® iBonds Sep 2019 Term Muni Bond ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 0.9%
Alabama Drinking Water Finance Authority RB, Series A, 3.00%, 08/15/19	$ 365	$ 370,913
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19	545	565,514
Series A, 5.00%, 09/01/19	520	540,618
Alabama Public School & College Authority RB, Series C, 5.00%, 09/01/19	195	202,685
City of Huntsville AL GO, Series A, 5.00%, 09/01/19	185	192,355
State of Alabama GO
Series A, 4.00%, 06/01/19	175	178,943
Series A, 5.00%, 08/01/19	125	129,617
Series C, 5.00%, 06/01/19	105	108,312
Series D, 4.25%, 06/01/19 (ETM)	75	76,804
University of Alabama (The) RB, Series A, 5.00%, 07/01/19	45	46,540
		2,412,301
Alaska — 0.2%
Alaska Municipal Bond Bank Authority RB, Series 3, 4.00%, 09/01/19 (MO)	100	102,620
Borough of North Slope AK GO
Series A, 4.00%, 06/30/19	115	117,774
Series A, 5.00%, 06/30/19	10	10,339
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/19 (NPFGC)	20	20,788
State of Alaska GO
Series A, 4.00%, 08/01/19	250	256,382
Series B, 5.00%, 08/01/19	20	20,724
		528,627
Arizona — 5.2%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/19	110	113,347
Series B, 5.00%, 06/01/19	150	154,565
Series C, 5.00%, 06/01/19	105	108,195
Arizona Department of Transportation State Highway Fund Revenue RB, Series A, 5.00%, 07/01/19	340	351,601
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/19	200	207,694
Series A-3, 5.00%, 09/01/19 (AGM)	150	155,771
Arizona State University RB, Series A, 5.00%, 07/01/19	50	51,706
Arizona Transportation Board RB
4.25%, 07/01/19	75	77,013
5.00%, 07/01/19	980	1,013,535
Series A, 5.00%, 07/01/19	690	713,543
City of Chandler AZ RB, 5.00%, 07/01/19	600	620,532
City of Flagstaff AZ GOL, Series B, 4.00%, 07/01/19	55	56,335
City of Phoenix AZ GO, 3.00%, 07/01/19	175	177,546
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/19	50	50,718
4.00%, 07/01/19	130	133,143
5.00%, 07/01/19	1,060	1,096,050
Series A, 4.00%, 07/01/19	495	506,990
Series A, 5.00%, 07/01/19	1,255	1,297,748
Series B, 3.50%, 07/01/19	75	76,445
Series B, 5.00%, 07/01/19	285	294,693
City of Scottsdale AZ GOL, 3.00%, 07/01/19	100	101,465
City of Tempe AZ GOL, Series B, 4.00%, 07/01/19	135	138,291
City of Tempe AZ RB, 5.00%, 07/01/19	1,000	1,034,120
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/19	40	41,373
Security	Par (000)	Value
Arizona (continued)
County of Pima AZ RB, 4.00%, 07/01/19	$ 25	$ 25,605
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/19 (AGM)	340	351,529
Series 2016, 5.00%, 07/01/19	400	413,564
Series B, 5.00%, 07/01/19	290	299,834
Maricopa County Community College District GO
Series C, 5.00%, 07/01/19	260	268,923
Series D, 4.00%, 07/01/19	625	640,300
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/19 (AGM)	130	134,728
Series E, 5.00%, 07/01/19	480	496,277
Maricopa County High School District No. 210-Phoenix GOL, 3.00%, 07/01/19	75	76,069
Maricopa County Unified School District No. 4 Mesa GOL, 4.00%, 07/01/19	115	117,769
Maricopa County Unified School District No. 48 Scottsdale GO, Series A, 5.00%, 07/01/19	625	646,256
Maricopa County Unified School District No. 69 Paradise Valley GO, Series D, 3.50%, 07/01/19	70	71,342
Maricopa County Unified School District No. 80 Chandler GOL, 4.00%, 07/01/19	105	107,539
Pima County Regional Transportation Authority RB
5.00%, 06/01/19	100	103,145
5.00%, 06/01/19 (ETM)	150	154,620
Scottsdale Municipal Property Corp. RB 5.00%, 07/01/19	285	294,753
Scottsdale Preserve Authority RB, 5.00%, 07/01/19	305	315,407
State of Arizona COP, 4.00%, 09/01/19	100	102,772
State of Arizona Lottery Revenue RB, Series A, 5.00%, 07/01/19 (AGM)	55	56,838
University of Arizona RB
5.00%, 08/01/19	115	119,185
Series B, 5.00%, 06/01/19	265	273,310
		13,642,184
California — 12.6%
91 Express Lanes Toll Road RB, 5.00%, 08/15/19	270	280,360
Anaheim Public Financing Authority RB, 0.00%, 09/01/19 (AGM)(a)	50	49,044
Benicia Unified School District GO, 4.00%, 08/01/19	65	66,843
Berkeley Unified School District/CA GO, 5.00%, 08/01/19	90	93,502
California Educational Facilities Authority RB, 5.25%, 09/01/19 (AMBAC)	25	26,107
California State Public Works Board RB
Series A, 5.00%, 06/01/19	25	25,821
Series A, 5.00%, 09/01/19	445	463,378
Series D, 5.00%, 09/01/19	125	130,162
Series F, 4.00%, 09/01/19	25	25,746
Series F, 5.00%, 09/01/19	185	192,640
Series G, 5.00%, 09/01/19	255	265,531
Chaffey Community College District GO, Series A, 5.00%, 06/01/19	195	201,476
City & County of San Francisco CA GO
4.00%, 06/15/19	150	153,825
Series A, 5.00%, 06/15/19	115	119,015
City of Los Angeles CA GO
Series A, 4.00%, 09/01/19 (ETM)	90	92,695
Series A, 5.00%, 09/01/19	360	374,825
Series B, 5.00%, 09/01/19	240	249,883
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/19	680	702,774
Series A, 5.25%, 06/01/19	170	176,076

iShares® iBonds Sep 2019 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/19	$ 50	$ 51,756
City of Santa Rosa CA Wastewater Revenue RB, Series B, 0.00%, 09/01/19 (AMBAC)(a)	60	58,900
Clovis Unified School District GO, Series A, 0.00%, 08/01/19, (ETM) (NPFGC)(a)	150	147,571
Coast Community College District GO, Series A, 5.00%, 08/01/19	415	431,148
Contra Costa County Public Financing Authority RB, Series B, 5.00%, 06/01/19	75	77,476
County of Orange CA Airport Revenue RB, Series B, 5.00%, 07/01/19	170	176,246
County of Santa Clara CA GO, Series B, 5.00%, 08/01/19	125	129,836
East Bay Municipal Utility District Water System Revenue RB
Series A, 5.00%, 06/01/19	55	56,842
Series B, 4.00%, 06/01/19	20	20,489
Series B, 5.00%, 06/01/19	65	67,177
East Bay Regional Park District GO, Series A, 3.00%, 09/01/19	35	35,651
El Camino Community College District GO, 5.00%, 08/01/19	465	483,093
Foothill-De Anza Community College District GO, 5.25%, 08/01/19 (NPFGC)	65	67,703
Fremont Union High School District GO, 5.00%, 08/01/19	200	207,672
Glendale Unified School District/CA GO, 5.00%, 09/01/19	65	67,723
Huntington Beach City School District GO, Series A, 4.00%, 08/01/19	250	257,090
Long Beach Unified School District GO
Series A, 4.00%, 08/01/19	85	87,411
Series A, 5.00%, 08/01/19	20	20,780
Los Altos Elementary School District GO, 5.00%, 08/01/19	25	25,976
Los Angeles Community College District/CA GO, Series C, 5.00%, 08/01/19	400	415,740
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/19	210	217,759
Series A, 5.00%, 06/01/19	75	77,546
Series A, 5.00%, 07/01/19	640	663,648
Series B, 5.00%, 07/01/19	310	321,455
Series D, 5.00%, 07/01/19	270	279,976
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/19	180	184,642
Series A, 5.00%, 07/01/19	355	367,648
Series B, 5.00%, 07/01/19	85	88,029
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/19	195	202,106
Series B, 5.00%, 07/01/19	370	383,483
Los Angeles Unified School District/CA GO
Series A, 3.00%, 07/01/19	165	167,663
Series A, 5.00%, 07/01/19	1,160	1,201,564
Series C, 5.00%, 07/01/19	350	362,540
Series D, 5.00%, 07/01/19	160	165,733
Series F, 5.00%, 07/01/19	50	51,792
Series I, 5.00%, 07/01/19	490	507,557
Series K, 4.00%, 07/01/19	175	179,548
Series KRY, 5.00%, 07/01/19	90	93,225
Marin Community College District GO, 4.00%, 08/01/19	80	82,260
Metropolitan Water District of Southern California RB
3.50%, 07/01/19	100	102,167
Series A, 5.00%, 07/01/19	160	165,830
Series B, 5.00%, 07/01/19	125	129,555
Security	Par (000)	Value
California (continued)
Series C, 5.00%, 07/01/19	$ 190	$ 196,924
Monterey Peninsula Community College District GO, Series A, 4.00%, 08/01/19	175	179,944
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/19	150	155,853
Municipal Improvement Corp. of Los Angeles RB, Series C, 4.50%, 09/01/19	140	144,978
Newport Mesa Unified School District GO, 4.00%, 08/01/19	100	102,836
North Orange County Community College District/CA GO, Series A, 4.00%, 08/01/19	100	102,825
Northern California Power Agency RB Series A, 5.00%, 07/01/19	150	155,315
Norwalk-La Mirada Unified School District GO, Series A, 4.00%, 08/01/19	100	102,836
Placentia-Yorba Linda Unified School District GO, 5.00%, 08/01/19	50	51,951
Port of Los Angeles RB, Series A, 5.00%, 08/01/19	160	166,208
Poway Unified School District GO 5.00%, 08/01/19	250	259,755
Rancho Cucamonga Redevelopment Agency Successor Agency TA, 5.00%, 09/01/19	100	104,012
Rancho Santiago Community College District GO
4.00%, 09/01/19	110	113,333
5.25%, 09/01/19 (AGM)	100	104,464
Redding Joint Powers Financing Authority RB, Series A, 5.00%, 06/01/19	50	51,651
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/19	140	144,675
Sacramento Municipal Utility District RB
Series X, 5.00%, 08/15/19	515	535,461
Series Y, 4.00%, 08/15/19	120	123,444
San Diego Community College District GO 5.00%, 08/01/19	270	280,446
San Diego County Regional Airport Authority RB, Series A, 5.00%, 07/01/19	35	36,247
San Diego Public Facilities Financing Authority RB, Series A, 5.00%, 09/01/19, (ETM)	150	156,124
San Diego Public Facilities Financing Authority Water Revenue RB
Series A, 5.00%, 08/01/19	100	103,880
Series B, 5.00%, 08/01/19	195	202,566
Series B, 5.00%, 08/01/19 (ETM)	125	129,836
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/19(a)	220	216,755
Series A, 0.00%, 07/01/19 (NPFGC)(a)	160	157,640
Series C-2, 5.50%, 07/01/19 (AGM)	165	171,691
Series R-3, 5.00%, 07/01/19	45	46,603
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, 5.00%, 07/01/19, (ETM)	100	103,523
San Francisco Unified School District GO
Series B, 5.00%, 06/15/19	145	149,950
Series E, 5.00%, 06/15/19	70	72,390
San Gabriel Unified School District GO, Series A, 4.00%, 08/01/19	120	123,403
San Jose Financing Authority RB, Series A, 5.00%, 06/01/19	45	46,486
San Jose Unified School District GO
4.00%, 08/01/19	50	51,418
5.00%, 08/01/19	25	25,959
San Mateo County Community College District GO, 4.00%, 09/01/19	155	159,696
San Mateo County Transit District RB, Series A, 5.25%, 06/01/19, (ETM) (NPFGC)	25	25,875

iShares® iBonds Sep 2019 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/19	$ 495	$ 509,038
Santa Clara Unified School District GO, 3.00%, 07/01/19	430	436,854
Santa Margarita-Dana Point Authority RB, Series A, 5.00%, 08/01/19	75	77,943
Santa Monica Community College District GO, Series C, 5.25%, 08/01/19	65	67,703
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/19(a)	205	201,661
Sonoma County Junior College District GO, 5.00%, 08/01/19	60	62,335
Southern California Public Power Authority RB
5.00%, 07/01/19	95	98,385
Series A, 4.00%, 07/01/19	120	123,095
Series A, 5.00%, 07/01/19	1,035	1,071,878
State of California GO
3.00%, 09/01/19	460	468,280
5.00%, 08/01/19	685	711,126
5.00%, 09/01/19	3,075	3,200,890
Series A, 4.60%, 07/01/19 (ETM)	870	897,657
Series A, 5.00%, 07/01/19 (ETM)	4,195	4,344,887
Series A, 5.00%, 07/01/20 (PR 07/01/19)	770	797,512
Series A, 5.25%, 07/01/21 (PR 07/01/19)	1,140	1,183,537
Series B, 5.00%, 09/01/19	975	1,014,916
Tahoe-Truckee Unified School District GO 5.50%, 08/01/19 (NPFGC)	155	161,874
Ventura County Community College District GO, 5.00%, 08/01/19	40	41,556
West Valley-Mission Community College District GO, Series B, 5.00%, 08/01/19	125	129,864
William S Hart Union High School District GO, Series C, 4.00%, 08/01/19	20	20,567
Yosemite Community College District GO, 4.00%, 08/01/19	100	102,825
		33,353,045
Colorado — 0.6%
City & County of Denver CO GO, Series A, 5.00%, 08/01/19, (ETM)	110	114,063
City & County of Denver CO RB, Series A, 5.25%, 09/01/19, (ETM) (AGM)	100	104,239
Colorado Water Resources & Power Development Authority RB, Series A, 5.00%, 09/01/19	25	25,994
E-470 Public Highway Authority RB, Series A, 5.00%, 09/01/19	100	103,623
Regional Transportation District COP, Series A, 4.00%, 06/01/19	100	102,170
University of Colorado RB
5.00%, 06/01/19	125	129,116
Series A, 5.00%, 06/01/19	705	728,216
Series B, 5.00%, 06/01/19	280	289,221
		1,596,642
Connecticut — 1.1%
City of Stamford CT GO, Series B, 4.00%, 07/01/19	60	61,475
Connecticut State Health & Educational Facilities Authority RB, Series A-1, 1.00%, 07/01/42 (Put 07/01/19)(b)	400	397,760
State of Connecticut GO
Series B, 4.00%, 06/15/19	120	122,429
Series B, 5.25%, 06/01/19 (AMBAC)	430	443,179
Series C, 5.00%, 06/15/19	390	401,548
Series C, 5.00%, 07/15/19	130	134,172
Series D, 5.00%, 06/15/19	75	77,221
Series E, 5.00%, 09/01/19	300	310,692
Security	Par (000)	Value
Connecticut (continued)
State of Connecticut RB, Series A, 5.00%, 06/01/19	$ 175	$ 180,682
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/19	50	51,700
Series A, 5.00%, 09/01/19	500	518,235
Series B, 5.00%, 08/01/19	160	165,438
University of Connecticut RB, Series A, 5.00%, 08/15/19	125	129,541
		2,994,072
Delaware — 0.6%
County of New Castle DE GO
Series A, 5.00%, 07/15/19	25	25,894
Series B, 5.00%, 07/15/19	100	103,575
Delaware Transportation Authority RB
3.00%, 07/01/19	200	202,970
5.00%, 07/01/19	50	51,726
5.00%, 09/01/19	180	186,838
Series A, 5.00%, 07/01/19	410	424,153
State of Delaware GO
Series A, 3.00%, 08/01/19	100	101,575
Series A, 5.00%, 07/01/19	70	72,410
Series B, 5.00%, 07/01/19	315	325,842
Series B, 5.00%, 07/01/19 (ETM)	30	30,993
		1,525,976
District of Columbia — 0.6%
District of Columbia GO
Series A, 5.00%, 06/01/19	940	969,647
Series B, 5.25%, 06/01/19 (AGM-CR, AMBAC)	120	124,055
Series B, 5.25%, 06/01/19 (AMBAC)	100	103,379
Series D, 5.00%, 06/01/19	235	242,412
Washington Metropolitan Area Transit Authority RB, Series A, 5.00%, 07/01/19	100	103,391
		1,542,884
Florida — 6.0%
Board of Governors State University System of Florida RB Series A, 5.00%, 07/01/19	255	263,647
Brevard County School District COP, Series C, 5.00%, 07/01/19	150	155,087
City of Fort Lauderdale FL Water & Sewer Revenue RB, 5.00%, 09/01/19	100	103,953
County of Hillsborough FL RB, 5.00%, 08/01/19	170	176,261
County of Miami-Dade FL GO
3.50%, 07/01/19	75	76,475
Series A, 3.00%, 07/01/19	100	101,455
County of Miami-Dade FL Transit System RB
5.00%, 07/01/19	315	325,587
Series A, 5.00%, 07/01/19	250	258,403
Series A, 5.00%, 07/01/19 (AGC)	320	330,755
County of Palm Beach FL GO, 5.00%, 07/01/19	100	103,442
County of Palm Beach FL RB, 5.00%, 06/01/19	515	531,243
Florida Atlantic University Housing System Revenue RB, Series A, 5.00%, 07/01/19	100	103,291
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/19	295	304,945
Series B, 5.00%, 07/01/19	880	909,665
Florida Water Pollution Control Financing Corp. RB, Series A, 5.00%, 07/15/19	175	181,256
Florida's Turnpike Enterprise RB
Series A, 5.00%, 07/01/19	845	873,831
Series B, 5.00%, 07/01/19	220	227,506

iShares® iBonds Sep 2019 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Hillsborough County School Board COP, Series A, 5.00%, 07/01/19	$ 30	$ 31,027
Jacksonville Transportation Authority RB, 4.00%, 08/01/19	300	307,854
Lee County School Board (The) COP
Series A, 5.00%, 08/01/19	50	51,825
Series B, 5.00%, 08/01/19	400	414,600
Leon County School District RB, 5.00%, 09/01/19	150	155,876
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/19	120	123,949
Series A, 5.00%, 07/01/19 (AGM)	75	77,468
Series B, 5.00%, 07/01/19	145	149,772
Orange County School Board COP, Series D, 5.00%, 08/01/19	390	404,364
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/19	75	77,528
Series B, 5.00%, 07/01/19 (AGM)	100	103,371
Palm Beach County School District COP
Series A, 5.00%, 08/01/19	50	51,825
Series B, 5.00%, 08/01/19	495	513,067
Series C, 4.00%, 08/01/19	20	20,517
Series D, 5.00%, 08/01/19	50	51,825
Pasco County School Board COP
5.00%, 08/01/19	50	51,771
Series A, 5.00%, 08/01/19	70	72,479
Reedy Creek Improvement District GOL, Series B, 4.00%, 06/01/19	55	56,219
Sarasota County School Board COP
5.00%, 07/01/19	100	103,391
Series B, 3.00%, 07/01/19	185	187,636
School District of Broward County/FL COP
Series A, 4.00%, 07/01/19	75	76,806
Series A, 5.00%, 07/01/19	800	827,128
Seminole County School Board COP, Series A, 4.00%, 07/01/19	25	25,602
St. Johns County School Board COP, 5.00%, 07/01/19	220	227,460
State of Florida Department of Transportation RB
5.00%, 07/01/19	70	72,430
Series A, 5.00%, 07/01/19	100	103,412
State of Florida GO
5.00%, 07/01/19	665	687,956
Series A, 5.00%, 06/01/19	750	773,588
Series B, 5.00%, 06/01/19	1,020	1,052,079
Series C, 5.00%, 06/01/19	880	907,676
Series D, 5.50%, 06/01/19	275	284,886
Series F, 4.00%, 06/01/19	100	102,244
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/19	615	636,045
Series B, 5.00%, 07/01/19	495	511,939
Series C, 5.00%, 07/01/19	325	336,121
Series E, 5.00%, 07/01/19	235	243,042
Series F, 5.00%, 07/01/19	610	630,874
Volusia County School Board COP
5.00%, 08/01/19	150	155,475
Series A, 5.00%, 08/01/19	70	72,555
		15,760,484
Georgia — 2.5%
County of Carroll GA GO, 4.00%, 06/01/19	140	143,142
County of Cobb GA Water & Sewerage Revenue RB, 4.50%, 07/01/19	25	25,738
Georgia State Road & Tollway Authority RB Series A, 5.00%, 06/01/19	720	742,111
Security	Par (000)	Value
Georgia (continued)
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/19 (GTD)	$ 495	$ 513,340
Series A, 4.00%, 08/01/19 (GTD)	305	313,052
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/19	410	423,903
Series A, 5.00%, 07/01/19 (NPFGC)	355	367,038
Series B, 5.00%, 07/01/19	100	103,391
State of Georgia GO
Series A, 5.00%, 07/01/19	250	258,630
Series C, 5.00%, 07/01/19	1,590	1,644,887
Series E-1, 4.50%, 07/01/19	85	87,516
Series E-2, 4.00%, 09/01/19	125	128,552
Series I, 4.00%, 07/01/19	390	399,625
Series I, 5.00%, 07/01/19	1,435	1,484,536
		6,635,461
Hawaii — 2.3%
City & County of Honolulu HI GO
Series A, 4.00%, 08/01/19	125	128,328
Series A, 4.00%, 08/01/19 (ETM)	10	10,252
Series B, 5.00%, 08/01/19	325	337,113
Series B, 5.25%, 07/01/19 (AGM)	575	596,321
Series D, 5.25%, 09/01/32 (PR 09/01/19)	655	682,765
City & County of Honolulu HI Wastewater System Revenue RB
0.00%, 07/01/19 (NPFGC)(a)	30	29,444
5.00%, 07/01/19	465	480,815
Series A, 3.50%, 07/01/19	60	61,138
Series A, 4.00%, 07/01/19	340	348,221
Series A, 5.00%, 07/01/19	320	330,787
County of Hawaii HI GO, Series B, 4.00%, 09/01/19	125	128,479
County of Maui HI GO
5.00%, 06/01/19	220	226,899
5.00%, 09/01/19	345	358,596
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/19	150	155,102
State of Hawaii GO
Series DQ, 5.00%, 06/01/19	205	211,429
Series DQ, 5.00%, 06/01/22 (PR 06/01/19)	120	123,751
Series DR, 4.00%, 06/01/19	50	51,117
Series DR, 4.25%, 06/01/19	310	317,626
Series DR, 5.00%, 06/01/19	275	283,624
Series EH, 4.00%, 08/01/19	365	374,519
Series EH, 5.00%, 08/01/19	65	67,387
Series EO, 5.00%, 08/01/19	400	414,688
Series EP, 5.00%, 08/01/19	100	103,672
State of Hawaii State Highway Fund RB, Series B, 5.25%, 07/01/19 (AGM)	280	290,212
		6,112,285
Idaho — 0.0%
Ada & Canyon Counties Joint School District No. 2 Meridian GO, 5.00%, 08/15/19 (GTD)	50	51,896
Illinois — 1.1%
Chicago Transit Authority RB, 4.00%, 06/01/19	150	152,844
Metropolitan Pier & Exposition Authority RB, 0.00%, 06/15/19, (ETM) (NPFGC)(a)	15	14,757
Regional Transportation Authority RB
Series A, 5.00%, 06/01/19 (AGM)	115	118,330
Series A, 5.50%, 07/01/19 (NPFGC)	70	72,548
Series B, 5.50%, 06/01/19 (NPFGC)	25	25,836

iShares® iBonds Sep 2019 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
State of Illinois GO
5.00%, 08/01/19	$ 340	$ 348,792
Series A, 5.00%, 06/01/19	830	848,410
State of Illinois RB
4.50%, 06/15/19	50	51,170
5.00%, 06/15/19	510	524,321
First Series, 5.25%, 06/15/19	70	72,129
Second Series, 5.75%, 06/15/19 (NPFGC)	125	129,388
Series A, 4.00%, 06/15/19	195	198,650
Series B, 5.00%, 06/15/19	230	236,458
		2,793,633
Indiana — 0.4%
Indiana Finance Authority RB, Series A, 4.00%, 06/01/19	200	204,450
Indiana University RB, Series U, 5.00%, 08/01/19	130	134,817
Indianapolis Local Public Improvement Bond Bank RB, Series K, 5.00%, 06/01/19	300	308,688
Purdue University RB
Series A, 5.00%, 07/01/19	300	310,326
Series Y, 5.00%, 07/01/19	65	67,237
		1,025,518
Iowa — 0.9%
Cedar Rapids Community School District GO, 5.00%, 06/01/19	50	51,536
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/19	425	438,328
City of Des Moines IA GO
Series A, 5.00%, 06/01/19	25	25,782
Series D, 3.00%, 06/01/19	150	151,986
City of West Des Moines IA GO, Series A, 4.25%, 06/01/19	160	163,950
County of Polk IA GO
Series A, 4.00%, 06/01/19	100	102,244
Series C, 5.00%, 06/01/19	150	154,717
Iowa Finance Authority RB
5.00%, 08/01/19	375	389,017
5.00%, 08/01/19 (ETM)	40	41,478
Series A, 5.00%, 08/01/19	150	155,607
Iowa State University of Science & Technology RB, 4.00%, 07/01/19	170	174,179
State of Iowa RB
5.00%, 06/15/19	100	103,259
Series A, 4.00%, 06/01/19 (ETM)	100	102,179
Series A, 5.00%, 06/01/19 (ETM)	215	221,622
		2,275,884
Kansas — 0.7%
Kansas Turnpike Authority RB, Series A, 5.00%, 09/01/19	175	181,958
State of Kansas Department of Transportation RB
Series A, 3.00%, 09/01/19	120	121,993
Series A, 5.00%, 09/01/19	750	779,648
Series B, 5.00%, 09/01/19	730	758,857
		1,842,456
Kentucky — 0.2%
Kentucky Asset Liability Commission RB, First Series, 5.25%, 09/01/19 (NPFGC)	125	130,151
Kentucky State Property & Building Commission RB
4.00%, 08/01/19	250	255,788
5.00%, 08/01/19	25	25,844
Series A, 5.00%, 08/01/19	25	25,844
Kentucky Turnpike Authority RB Series A, 5.00%, 07/01/19	155	160,086
		597,713
Security	Par (000)	Value
Louisiana — 0.2%
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/19	$ 100	$ 102,988
State of Louisiana GO
Series A, 4.00%, 09/01/19	250	257,075
Series C, 5.00%, 07/15/19	200	207,150
State of Louisiana RB, 5.00%, 09/01/19	20	20,743
		587,956
Maine — 0.5%
Maine Municipal Bond Bank RB, Series A, 4.00%, 09/01/19	45	46,258
Maine Turnpike Authority RB, 5.00%, 07/01/19	575	594,441
State of Maine GO
4.25%, 06/01/19	295	302,257
Series B, 5.00%, 06/01/19	335	345,505
		1,288,461
Maryland — 5.5%
City of Baltimore MD RB
Series A, 5.00%, 07/01/19	200	206,582
Series D, 5.00%, 07/01/19	335	346,464
City of Frederick MD GO, 5.00%, 09/01/19	135	140,353
County of Baltimore MD GO
5.00%, 08/01/19	1,060	1,099,389
Series B, 4.50%, 09/01/19	250	258,538
County of Charles MD GO
5.00%, 07/15/19	45	46,609
5.00%, 07/15/19 (ETM)	5	5,172
County of Harford MD GO
4.00%, 07/01/19	50	51,229
Series A, 5.00%, 07/01/19	65	67,237
County of Howard MD GO
5.00%, 08/15/19	75	77,861
5.00%, 08/15/19 (ETM)	55	57,073
Series A, 5.00%, 08/15/19	165	171,293
Series B, 5.00%, 08/15/19	135	140,149
County of Montgomery MD GO
Series A, 5.00%, 07/01/19	665	687,889
Series A, 5.00%, 08/01/19	930	964,456
Series A, 5.00%, 07/01/23 (PR 07/01/19)	1,070	1,106,508
County of Prince George's MD GOL
Series B, 4.00%, 07/15/19	360	369,230
Series C, 5.00%, 08/01/19	150	155,574
Maryland Economic Development Corp. RB, 4.00%, 06/01/19	20	20,451
Maryland State Transportation Authority RB
4.00%, 07/01/19	60	61,427
Series A, 5.00%, 07/01/19	410	423,780
State of Maryland Department of Transportation RB, 5.00%, 06/01/19	100	103,154
State of Maryland GO
First Series, 5.00%, 06/01/19	390	402,445
Second Series, 3.00%, 08/01/19	225	228,618
Second Series, 4.00%, 08/01/19	80	82,138
Second Series, 4.50%, 08/01/19	725	748,236
Second Series A, 5.00%, 08/01/19	380	394,204
Second Series E, 5.00%, 08/01/19	725	752,100
Series B, 4.50%, 08/01/19	475	490,224
Series B, 5.00%, 08/01/19	250	259,345
Series B, 5.00%, 08/01/20 (PR 08/01/19)	350	362,929
Series B, 5.00%, 08/01/21 (PR 08/01/19)	275	285,159
Series B, 5.00%, 08/01/23 (PR 08/01/19)	1,530	1,586,518

iShares® iBonds Sep 2019 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland (continued)
Series B, 5.25%, 08/15/19	$ 330	$ 343,685
Series C, 5.00%, 08/01/19	460	477,195
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19	1,265	1,304,671
Series A, 4.00%, 06/01/19	200	204,468
		14,482,353
Massachusetts — 3.7%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, 5.00%, 06/15/19	360	371,632
Commonwealth of Massachusetts GOL
Series 9, 4.00%, 08/01/19	150	153,896
Series A, 5.25%, 08/01/19	340	353,352
Series B, 4.00%, 08/01/19	600	615,582
Series B, 5.00%, 06/01/19	250	257,885
Series B, 5.00%, 07/01/19	90	93,089
Series B, 5.00%, 08/01/19	1,375	1,425,339
Series C, 5.00%, 08/01/19	390	404,278
Series D, 5.50%, 08/01/19	150	156,290
Series D, 5.50%, 08/01/19 (NPFGC-IBC)	100	104,193
Commonwealth of Massachusetts RB, Series A, 5.50%, 06/01/19 (AGM)	160	165,768
Massachusetts Bay Transportation Authority RB
Series A, 5.25%, 07/01/19	575	595,855
Series B, 5.25%, 07/01/19	695	720,208
Series C, 5.25%, 07/01/19	120	124,352
Series C, 5.50%, 07/01/19	140	145,422
Series D, 5.00%, 07/01/19	125	129,226
Massachusetts Clean Water Trust (The) RB
3.00%, 08/01/19	25	25,410
5.00%, 08/01/19	115	119,337
5.25%, 08/01/19	490	509,781
Series 14, 5.00%, 08/01/19	75	77,828
Series 15A, 5.00%, 08/01/19	265	274,993
Series A, 5.25%, 08/01/19	690	717,855
Massachusetts Development Finance Agency RB, Series S, 5.00%, 07/01/19	65	67,204
Massachusetts Port Authority RB
Series B, 5.00%, 07/01/19	10	10,338
Series C, 5.00%, 07/01/19	100	103,381
Massachusetts School Building Authority RB
Series B, 4.00%, 08/15/19	200	205,536
Series B, 5.00%, 08/15/19	800	830,968
Series C, 5.00%, 08/15/19 (ETM)	155	160,842
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/19	800	829,816
Series J, 5.25%, 08/01/19 (AGM)	70	72,795
		9,822,451
Michigan — 0.9%
Michigan Finance Authority RB, Series A, 5.00%, 07/01/19	1,990	2,058,496
Michigan State University RB, Series A, 4.00%, 08/15/19	260	266,846
		2,325,342
Minnesota — 2.0%
Metropolitan Council GO
Series B, 5.00%, 09/01/19	175	181,958
Series E, 5.00%, 09/01/19	250	259,940
State of Minnesota COP, 5.00%, 06/01/19	125	128,954
State of Minnesota GO
5.00%, 08/01/19	460	476,841
5.00%, 08/01/19 (ETM)	5	5,182
Security	Par (000)	Value
Minnesota (continued)
Series A, 5.00%, 08/01/19	$ 400	$ 414,644
Series B, 5.00%, 08/01/19	700	725,627
Series C, 5.00%, 08/01/19	345	357,630
Series D, 5.00%, 08/01/19	865	896,668
Series D, 5.00%, 08/01/19 (ETM)	5	5,179
Series E, 4.00%, 08/01/19	190	194,934
Series E, 5.00%, 08/01/19	445	461,291
Series F, 4.00%, 08/01/19	165	169,285
Series G, 5.00%, 08/01/19	60	62,197
State of Minnesota RB, Series A, 5.00%, 06/01/19	300	309,630
University of Minnesota RB, Series A, 4.00%, 09/01/19	615	632,478
		5,282,438
Missouri — 0.4%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/19	140	145,156
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/19	150	155,148
5.25%, 07/01/19	160	165,885
Series B, 5.00%, 07/01/19	525	543,018
		1,009,207
Montana — 0.0%
Montana Department of Transportation RB, 4.00%, 06/01/19	110	112,428
Nebraska — 0.1%
City of Lincoln NE Water Revenue RB, 4.00%, 08/15/19	85	87,315
Nebraska Public Power District RB, 5.00%, 07/01/19	175	180,829
		268,144
Nevada — 2.2%
Clark County School District GOL
Series A, 5.00%, 06/15/19	1,035	1,067,840
Series B, 5.00%, 06/15/19	440	453,961
Series C, 5.00%, 06/15/19	50	51,587
Clark County Water Reclamation District GOL
5.00%, 07/01/19	260	268,791
Series A, 5.25%, 07/01/34 (PR 07/01/19)	400	414,428
Series A, 5.25%, 07/01/38 (PR 07/01/19)	700	725,249
County of Clark Department of Aviation RB
5.00%, 07/01/19	110	113,564
Series C, 5.00%, 07/01/19	240	247,776
Series D, 4.50%, 07/01/19	185	190,123
County of Clark NV GOL
5.00%, 06/01/19	120	123,730
Series A, 5.00%, 07/01/19	435	449,707
Series B, 4.00%, 07/01/19	50	51,199
County of Clark NV RB
5.00%, 07/01/19	340	351,359
Series B, 5.00%, 07/01/19	350	361,799
Nevada System of Higher Education RB, Series B, 4.00%, 07/01/19	200	204,756
State of Nevada GOL
5.00%, 06/01/19	30	30,930
5.00%, 08/01/19	155	160,623
Series A, 5.00%, 08/01/19	100	103,628
Series B, 5.00%, 08/01/19	115	119,172
Series C, 5.00%, 06/01/19	200	206,198
Series C, 5.00%, 08/01/19	125	129,535
		5,825,955

iShares® iBonds Sep 2019 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Hampshire — 0.6%
New Hampshire Municipal Bond Bank RB Series A, 5.00%, 08/15/19	$ 715	$ 742,298
State of New Hampshire GO
Series A, 5.00%, 07/01/19	530	548,190
Series B, 4.00%, 06/01/19	250	255,632
State of New Hampshire RB, 5.00%, 09/01/19	50	51,935
		1,598,055
New Jersey — 1.9%
New Jersey Building Authority RB
Series A, 5.00%, 06/15/19	135	138,765
Series A, 5.00%, 06/15/19 (ETM)	15	15,474
New Jersey Economic Development Authority RB
0.00%, 07/01/19 (NPFGC)(a)	55	53,716
4.00%, 06/15/19	50	50,917
5.00%, 06/15/19	115	118,378
5.25%, 09/01/19	25	25,910
5.25%, 09/01/19 (ETM)	75	78,135
Series DDD, 5.00%, 06/15/19	400	411,156
Series PP, 5.00%, 06/15/19	270	277,530
Series UU, 4.00%, 06/15/19	50	50,927
Series UU, 5.00%, 06/15/19	160	164,462
Series XX, 5.00%, 06/15/19 (SAP)	250	256,973
New Jersey Educational Facilities Authority RB
Series B, 4.00%, 07/01/19	450	461,061
Series B, 4.75%, 07/01/19	420	433,423
New Jersey Infrastructure Bank RB
Series A, 5.25%, 09/01/19	80	83,438
Series C, 5.00%, 09/01/19	25	26,003
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/19 (SAP)	100	102,789
Series A-1, 5.00%, 06/15/19	450	462,550
Series AA, 5.00%, 06/15/19	75	77,092
Series B, 5.00%, 06/15/19	100	102,789
State of New Jersey COP, Series A, 5.00%, 06/15/19, (ETM)	25	25,791
State of New Jersey GO
5.00%, 06/01/19	510	525,142
5.00%, 08/01/19	135	139,691
Series H, 5.25%, 07/01/19	360	372,514
Series L, 5.25%, 07/15/19 (AMBAC)	245	253,845
Series N, 5.50%, 07/15/19 (NPFGC)	65	67,512
Series Q, 5.00%, 08/15/19	255	264,177
		5,040,160
New Mexico — 1.2%
City of Albuquerque NM GO, Series A, 4.00%, 07/01/19	135	138,237
City of Albuquerque NM RB, Series B, 5.00%, 07/01/19	35	36,183
New Mexico Finance Authority RB
4.00%, 06/15/19	955	977,061
5.00%, 06/15/19	75	77,438
Series C, 5.00%, 06/01/19	175	180,455
Series D, 5.00%, 06/01/19	405	417,624
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/19	450	465,214
Series B, 4.00%, 07/01/19	250	255,995
Series B, 5.00%, 07/01/19	650	671,781
		3,219,988
New York — 8.1%
City of New York NY GO
Series 1, 5.00%, 08/01/19	535	554,822
Series A, 5.00%, 08/01/19	1,305	1,353,350
Security	Par (000)	Value
New York (continued)
Series A-1, 5.00%, 08/01/19	$ 515	$ 534,081
Series B, 4.00%, 08/01/19	465	477,276
Series B, 5.00%, 08/01/19	1,115	1,156,310
Series C, 4.00%, 08/01/19	620	636,368
Series C, 5.00%, 08/01/19	965	1,000,753
Series D, 5.00%, 08/01/19	345	357,782
Series E, 4.00%, 08/01/19	140	143,696
Series E, 5.00%, 08/01/19	1,280	1,327,424
Series G, 4.00%, 08/01/19	500	513,200
Series G, 5.00%, 08/01/19	175	181,484
Series H, 5.00%, 08/01/19	155	160,743
Series I, 4.00%, 08/01/19	150	153,960
Series I, 5.00%, 08/01/19	590	611,859
Series I-1, 5.00%, 08/01/19	1,315	1,363,721
Series J, 5.00%, 08/01/19	770	798,529
Series K, 4.00%, 08/01/19	200	205,280
Series K, 5.00%, 08/01/19	605	627,415
County of Orange NY GOL, Series B, 4.00%, 07/01/19	50	51,244
County of Westchester NY GOL, Series B, 5.00%, 07/01/19	115	119,143
Long Island Power Authority RB, 0.00%, 06/01/19 (AGM)(a)	120	118,110
Monroe County Industrial Development Corp./NY RB, Series A, 5.00%, 07/01/19	115	118,947
New York City Transitional Finance Authority Building Aid Revenue RB
Series S, 5.00%, 07/15/19 (ETM) (SAW)	60	62,069
Series S-1, 4.00%, 07/15/19 (ETM) (SAW)	335	343,660
Series S-1, 5.00%, 07/15/19 (SAW)	40	41,480
Series S-1A, 4.00%, 07/15/19 (SAW)	35	35,938
Series S-1A, 4.00%, 07/15/19 (ETM) (SAW)	165	169,094
Series S-1A, 5.00%, 07/15/19 (ETM) (SAW)	400	414,216
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/19 (ETM)	100	103,760
Series A-1, 4.00%, 08/01/19	165	169,572
Series A-1, 5.00%, 08/01/19	330	342,659
Series A-3, 5.00%, 08/01/19 (ETM)	155	160,828
Series B-1, 5.00%, 08/01/19	415	430,919
New York City Water & Sewer System RB
Series BB, 5.00%, 06/15/19	130	134,338
Series EE, 5.00%, 06/15/19	645	666,524
Series GG, 5.00%, 06/15/19	100	103,337
New York State Dormitory Authority RB
3.00%, 07/01/19	150	151,841
5.00%, 07/01/19	470	486,083
5.00%, 07/01/19 (SAP)	380	393,004
5.50%, 07/01/19 (NPFGC)	130	135,233
Series A, 3.50%, 07/01/19	75	76,460
Series A, 5.00%, 07/01/19	770	796,450
Series D, 3.50%, 06/15/19	220	224,365
Series D, 4.50%, 06/15/19	380	391,111
Series D, 5.00%, 06/15/19	110	113,733
Series E, 5.00%, 08/15/19	400	415,804
New York State Environmental Facilities Corp. RB
5.00%, 06/15/19	745	771,008
Series A, 5.00%, 06/15/19	1,145	1,184,972
Series A, 5.00%, 08/15/19	150	156,096
Port Authority of New York & New Jersey RB, Fifth Series, 5.20%, 09/01/19	115	119,837
Town of Hempstead NY GOL, 4.00%, 08/15/19	200	205,356
		21,365,244

iShares® iBonds Sep 2019 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
North Carolina — 2.3%
City of Charlotte NC GO
Series A, 5.00%, 07/01/19	$ 355	$ 367,326
Series C, 5.00%, 06/01/19	50	51,595
City of Charlotte NC Water & Sewer System Revenue RB
4.00%, 07/01/19	130	133,234
Series B, 4.00%, 07/01/19	20	20,498
Series B, 5.00%, 07/01/19	305	315,590
City of Durham NC GO, Series C, 5.00%, 07/01/19	115	118,970
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/19	55	56,864
Series A, 5.00%, 06/01/19	310	319,805
City of Raleigh NC GO, Series A, 5.00%, 09/01/19	65	67,592
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 4.00%, 06/01/19	100	102,262
County of Buncombe NC RB
5.00%, 06/01/19	190	196,010
Series A, 5.00%, 06/01/19	210	216,642
County of Forsyth NC GO, Series E, 4.00%, 07/01/19	175	179,319
County of Mecklenburg NC GO
Series A, 4.00%, 08/01/19	280	287,515
Series A, 5.00%, 08/01/19	130	134,874
Series A, 5.00%, 09/01/19	700	728,168
County of New Hanover NC GO
5.00%, 06/01/19	50	51,586
Series A, 4.00%, 08/01/19	70	71,856
Series A, 5.00%, 08/01/19	25	25,929
North Carolina Turnpike Authority RB, 5.00%, 07/01/19	100	103,442
State of North Carolina GO
Series A, 5.00%, 06/01/19	1,650	1,702,355
Series B, 5.00%, 06/01/19	525	541,658
State of North Carolina RB, Series C, 5.00%, 05/01/19	115	118,315
Town of Cary NC GO, Series B, 4.00%, 06/01/19	110	112,498
		6,023,903
Ohio — 2.4%
City of Columbus OH GO
Series 1, 5.00%, 07/01/19	370	382,772
Series 2012-3, 5.25%, 08/15/19	150	156,186
Series A, 5.00%, 06/01/19	100	103,173
Series A, 5.00%, 07/01/19	200	206,904
Series A, 5.00%, 08/15/19	470	488,086
City of Columbus OH GOL, Series B, 3.00%, 07/01/19	200	202,970
County of Franklin OH GOL, 1.50%, 06/01/19	110	110,049
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/19	250	258,000
Miami University/Oxford OH RB 5.00%, 09/01/19	245	254,800
Ohio State University (The) RB, Series A, 5.00%, 06/01/19	125	128,954
Ohio State Water Development Authority RB, Series B, 5.00%, 06/01/19	110	113,520
Ohio Water Development Authority RB, Series C, 5.00%, 06/01/19	245	252,840
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/19	175	180,600
5.25%, 06/01/19	135	139,625
State of Ohio Department of Administration COP, 5.00%, 09/01/19	100	103,811
State of Ohio GO
5.00%, 08/01/19	55	57,026
Series A, 4.50%, 08/01/19	225	232,090
Security	Par (000)	Value
Ohio (continued)
Series A, 5.00%, 08/01/19	$ 250	$ 259,207
Series A, 5.00%, 09/01/19	645	670,497
Series B, 5.00%, 06/15/19	35	36,148
Series B, 5.00%, 08/01/19	885	917,595
Series B, 5.00%, 09/01/19	125	129,941
Series C, 5.00%, 08/01/19	815	845,016
University of Cincinnati RB, Series C, 5.00%, 06/01/19	35	36,068
		6,265,878
Oklahoma — 0.7%
County of Oklahoma OK GOL, Series A, 3.00%, 08/01/19	100	101,511
Grand River Dam Authority RB, Series A, 4.00%, 06/01/19	405	413,788
Oklahoma Capital Improvement Authority RB
Series A, 2.00%, 07/01/19	50	50,197
Series A, 5.00%, 07/01/19	265	273,854
Series B, 5.00%, 07/01/19	295	304,856
Series C, 5.00%, 07/01/19	110	113,675
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/19	135	139,510
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/19	485	501,446
		1,898,837
Oregon — 1.1%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/19	175	180,504
Series A, 5.00%, 08/01/19	170	176,242
City of Salem OR GO, 5.00%, 06/01/19	105	108,312
City of Salem OR GOL, 4.00%, 06/01/19	455	465,251
Clackamas & Washington Counties School District No. 3 GO, Series A, 0.00%, 06/15/19 (NPFGC, GTD)(a)	230	226,373
Clackamas County School District No. 86 Canby GO, Series A, 4.00%, 06/15/19 (GTD)	50	51,179
Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 06/15/19 (GTD)	55	56,830
Lane County School District No. 4J Eugene GO, 4.00%, 06/15/19 (GTD)	70	71,671
Metro/OR GO
4.00%, 06/01/19	200	204,506
5.00%, 06/01/19	325	335,250
Series A, 5.00%, 06/01/19	20	20,631
Port of Portland OR Airport RB, Series 23, 5.00%, 07/01/19	190	196,367
Portland Community College District GO 5.00%, 06/15/19	490	506,067
State of Oregon GO
Series B, 5.00%, 08/01/19	20	20,748
Series O, 5.00%, 08/01/19	100	103,738
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/19	70	72,767
Washington & Multnomah Counties School District No. 48J Beaverton GO, Series B, 4.00%, 06/15/19 (GTD)	100	102,387
		2,898,823
Pennsylvania — 3.1%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A, 4.10%, 06/15/19	125	127,970
Series A, 5.00%, 06/15/19	100	103,221
Commonwealth of Pennsylvania GO
First Series, 5.00%, 06/01/19	65	66,978
First Series, 5.00%, 07/01/19	805	831,573
First Series, 5.00%, 08/15/19	150	155,500
Second Series, 5.00%, 07/01/19	770	795,418
Series D, 5.00%, 08/15/19	375	388,751
Third Series, 5.38%, 07/01/19 (NPFGC)	1,015	1,052,240
County of Bucks PA GO, 5.00%, 06/01/19	75	77,372

iShares® iBonds Sep 2019 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
County of Butler PA GO, 5.00%, 07/15/19	$ 105	$ 108,698
County of Chester PA GO
Series C, 5.00%, 07/15/19	85	88,039
Series C, 5.00%, 07/15/19 (ETM)	5	5,175
Delaware County Authority RB 5.00%, 08/01/19	350	362,698
Delaware River Joint Toll Bridge Commission RB, Series A, 5.50%, 07/01/19 (NPFGC)	100	103,782
Pennsylvania Economic Development Financing Authority RB, Series A, 5.00%, 07/01/19	2,380	2,461,682
Pennsylvania Higher Educational Facilities Authority RB
Series A, 5.00%, 09/01/19 (ETM)	260	270,278
Series AJ, 5.00%, 06/15/19	140	144,402
Pennsylvania Intergovernmental Cooperation Authority ST 5.00%, 06/15/19	655	676,726
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 06/01/19 (AGC)	150	154,524
Series B, 4.00%, 06/01/19	100	102,115
Series B, 5.00%, 06/01/19	125	128,770
Pittsburgh School District GO, Series A, 5.00%, 09/01/19 (AGM)	100	103,965
		8,309,877
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/19	125	129,956
State of Rhode Island GO
5.00%, 08/01/19	600	622,098
Series A, 5.00%, 08/01/19	300	311,049
		1,063,103
South Carolina — 0.2%
County of Charleston SC GO, Series A, 5.50%, 08/01/19	50	52,119
South Carolina State Ports Authority RB, 5.00%, 07/01/19, (ETM)	150	155,041
State of South Carolina GO
Series A, 5.00%, 06/01/19	300	309,489
Series A, 5.00%, 07/01/19 (SAW)	20	20,688
		537,337
Tennessee — 2.1%
City of Memphis TN GO
Series D, 3.63%, 07/01/19	100	102,070
Series D, 5.00%, 07/01/19	140	144,791
County of Blount TN GO, Series B, 5.00%, 06/01/19	200	206,290
County of Sumner TN GO, 5.00%, 06/01/19	40	41,258
Metropolitan Government of Nashville & Davidson County TN GO
Series A, 5.00%, 07/01/19	1,360	1,406,539
Series D, 4.00%, 07/01/19	770	788,773
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/19	220	227,240
Metropolitan Nashville Airport Authority (The) RB, Series A, 5.25%, 07/01/19 (AGC)	150	155,334
State of Tennessee GO
Series A, 5.00%, 08/01/19	1,125	1,167,052
Series A, 5.00%, 09/01/19	175	182,021
Series B, 4.00%, 08/01/19	1,000	1,026,730
		5,448,098
Texas — 7.8%
Austin Community College District GOL
3.00%, 08/01/19	140	142,191
5.00%, 08/01/19	145	150,356
Security	Par (000)	Value
Texas (continued)
Austin Independent School District GO
5.00%, 08/01/19 (PSF)	$ 540	$ 559,888
Series A, 4.00%, 08/01/19 (PSF)	270	277,069
Series B, 5.00%, 08/01/19	150	155,558
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/19 (AMBAC)(a)	90	88,169
Series A, 0.00%, 08/15/19 (ETM) (AMBAC)(a)	25	24,524
City of Arlington TX GOL 3.00%, 08/15/19	270	274,374
City of Austin TX GOL
5.00%, 09/01/19	660	686,241
Series A, 5.00%, 09/01/19	135	140,368
City of Brownsville TX Utilities System Revenue RB, 5.00%, 09/01/19	100	103,682
City of Corpus Christi TX Utility System Revenue RB, 5.00%, 07/15/19	355	367,020
City of El Paso TX GOL, 5.00%, 08/15/19	115	119,386
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/19	50	51,721
City of Houston TX RB, Series A, 5.25%, 09/01/19	75	77,879
City of Irving TX Waterworks & Sewer System Revenue RB, 5.00%, 08/15/19	20	20,763
City of Plano TX GOL, 5.00%, 09/01/19	600	623,856
City of San Antonio Texas GOL
4.00%, 08/01/19	75	76,964
Series A, 5.00%, 08/01/19	210	217,734
City of San Antonio TX GOL, 5.00%, 08/01/19	105	108,867
County of Bexar TX GOL
5.00%, 06/15/19	515	531,835
Series A, 4.50%, 06/15/19	20	20,560
Series A, 5.00%, 06/15/19	150	154,903
County of Denton TX GOL, 4.00%, 07/15/19	70	71,758
County of Harris TX GO, Series C, 5.25%, 08/15/19 (AGM)	25	26,037
County of Harris TX GOL, Series C, 5.25%, 08/15/19	70	72,903
County of Harris TX RB
Series A, 5.00%, 08/15/19	200	207,606
Series C, 5.00%, 08/15/19	450	467,113
County of Tarrant TX GOL 5.00%, 07/15/19	455	471,266
Dallas Independent School District GO, 5.00%, 08/15/19 (PSF)	220	228,391
Denton Independent School District GO
4.00%, 08/15/19 (PSF)	85	87,305
5.00%, 08/15/19 (PSF)	125	129,767
Eanes Independent School District GO, 4.00%, 08/01/19 (PSF)	70	71,833
El Paso Independent School District GO, 5.00%, 08/15/19 (PSF)	40	41,526
Fort Bend Independent School District GO, 5.00%, 08/15/19 (PSF)	130	134,958
Frisco Independent School District GO
5.00%, 08/15/19 (PSF)	200	207,628
Series B, 5.00%, 08/15/19 (PSF)	245	254,344
Grapevine-Colleyville Independent School District GO
Series A, 4.00%, 08/15/19	165	169,493
Series A, 5.00%, 08/15/19 (PSF)	110	114,195
Series B, 4.00%, 08/15/19	55	56,498
Keller Independent School District/TX GO, 0.00%, 08/15/19 (PSF)(a)	50	49,097
Klein Independent School District GO, Series A, 4.00%, 08/01/19 (PSF)	165	169,320

iShares® iBonds Sep 2019 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Leander Independent School District GO
4.00%, 08/15/19 (PSF)	$ 555	$ 569,924
Series D, 0.00%, 08/15/19 (PSF)(a)	50	49,097
Lewisville Independent School District GO
Series A, 4.00%, 08/15/19 (PSF)	255	261,916
Series A, 5.00%, 08/15/19 (PSF)	480	498,307
Series B, 4.00%, 08/15/19	240	246,535
Mesquite Independent School District GO
Series B, 4.00%, 08/15/19 (PSF)	165	169,475
Series B, 5.00%, 08/15/19 (PSF)	10	10,381
North East Independent School District/TX GO, Series A, 5.00%, 08/01/19 (PSF)	320	331,786
North Texas Municipal Water District RB
4.00%, 06/01/19	85	86,907
5.00%, 06/01/19	440	453,789
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/19	550	571,741
5.25%, 09/01/19	240	250,174
Northside Independent School District GO
4.00%, 08/15/19 (PSF)	100	102,712
5.00%, 08/15/19 (PSF)	650	674,791
Permanent University Fund - Texas A&M University System RB
4.00%, 07/01/19	125	128,048
5.00%, 07/01/19	135	139,620
Series A, 5.00%, 07/01/19	460	475,741
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/19	100	103,442
Series B, 5.00%, 07/01/19	200	206,884
Round Rock Independent School District GO
5.00%, 08/01/19 (PSF)	140	145,156
Series A, 5.00%, 08/01/19	175	181,293
Seguin Independent School District GO, 5.00%, 08/15/19 (PSF)	125	129,767
Socorro Independent School District GO, Series A, 5.00%, 08/15/19 (PSF)	110	114,195
South San Antonio Independent School District/TX GO, 5.00%, 08/15/19 (PSF)	100	103,814
State of Texas GO
5.00%, 08/01/19	60	62,256
Series B, 5.00%, 08/01/19	590	612,184
Series C, 5.00%, 08/01/19	180	186,768
Series C-1, 5.00%, 08/01/19	100	103,760
Series E, 4.50%, 08/01/19	335	345,810
Series E, 5.00%, 08/01/19	250	259,400
Series F, 5.00%, 08/01/19	100	103,760
Tarrant Regional Water District RB
5.00%, 09/01/19	265	275,632
6.00%, 09/01/19	200	210,316
Texas Water Development Board RB
4.00%, 08/01/19	800	821,032
Subseries A-1, 4.00%, 07/15/19	385	394,791
University of Texas System (The) RB
Series A, 4.00%, 08/15/19	515	528,848
Series A, 5.00%, 08/15/19	280	290,618
Series B, 4.00%, 08/15/19	125	128,361
Series B, 5.00%, 08/15/19	500	518,960
Series B, 5.25%, 08/15/19	600	624,402
Security	Par (000)	Value
Texas (continued)
Series C, 5.00%, 08/15/19	$ 650	$ 674,648
Series D, 4.25%, 08/15/19	370	380,970
		20,532,957
Utah — 1.5%
Intermountain Power Agency RB, Series A, 5.00%, 07/01/19	465	480,768
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 5.00%, 07/01/19	110	113,775
State of Utah GO
5.00%, 07/01/19	100	103,442
Series A, 5.00%, 07/01/19	1,365	1,411,983
Series C, 4.50%, 07/01/19	1,000	1,029,500
Series C, 5.00%, 07/01/19	225	232,745
University of Utah (The) RB
Series A, 5.00%, 08/01/19 (SAP)	300	310,950
Series B, 5.00%, 08/01/19	50	51,831
Utah Transit Authority RB
Series A, 5.25%, 06/15/19 (AGM)	80	82,811
Series C, 5.25%, 06/15/19 (AGM)	70	72,460
		3,890,265
Vermont — 0.3%
State of Vermont GO
Series B, 5.00%, 08/15/19	680	706,092
Series F, 5.00%, 08/15/19	50	51,918
		758,010
Virginia — 2.8%
City of Alexandria VA GO, Series A, 4.50%, 06/15/19 (SAW)	50	51,414
City of Newport News VA GO
Series B, 5.00%, 07/01/19	250	258,580
Series C, 5.00%, 09/01/19 (SAW)	100	103,965
City of Richmond VA GO
Series B, 5.00%, 07/15/19	250	258,885
Series C, 4.00%, 07/15/19 (SAW)	25	25,633
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/19	300	309,489
Series B, 5.00%, 06/01/19	115	118,637
Series D, 5.00%, 06/01/19	100	103,163
County of Arlington VA GO
Series A, 4.00%, 08/01/19 (SAW)	150	153,943
Series A, 5.00%, 08/01/19	225	233,311
Series C, 4.00%, 08/15/19	75	77,042
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/19	120	124,290
Virginia Beach Development Authority RB, Series B, 5.00%, 07/15/19	100	103,564
Virginia College Building Authority RB
Series 2, 5.00%, 09/01/19	300	311,928
Series A, 5.00%, 09/01/19	210	218,350
Series B, 5.00%, 09/01/19	670	696,639
Series B, 5.00%, 09/01/24 (PR 09/01/19)	135	140,337
Virginia Public Building Authority RB
Series 2013A, 5.00%, 08/01/19	130	134,774
Series A, 5.00%, 08/01/19	525	544,278
Series B, 4.00%, 08/01/19	50	51,304
Series B, 5.00%, 08/01/27 (PR 08/01/19) (SAP)	250	259,235
Series D, 5.00%, 08/01/19	150	155,508
Virginia Public School Authority RB
4.00%, 08/01/19 (SAW)	200	205,258
5.00%, 08/01/19	190	197,019
5.00%, 08/01/19 (ETM)	10	10,353

iShares® iBonds Sep 2019 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Series A, 5.00%, 08/01/19 (SAW)	$ 1,255	$ 1,301,360
Series B, 4.00%, 08/01/19 (SAW)	225	230,915
Series C, 4.00%, 08/01/19 (SAW)	385	395,122
Series C, 5.00%, 08/01/19 (SAW)	580	601,425
		7,375,721
Washington — 8.6%
City of Seattle WA Drainage & Wastewater Revenue RB, 4.00%, 07/01/19	300	307,404
City of Seattle WA GOL
Series A, 5.00%, 06/01/19	1,295	1,335,961
Series B, 5.00%, 08/01/19	280	290,312
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/19	330	341,260
Series A, 5.00%, 06/01/19	90	92,822
City of Seattle WA Water System Revenue RB, Series B, 4.50%, 08/01/19	185	190,889
County of King WA GOL
5.00%, 06/01/19	50	51,581
Series B, 5.00%, 06/01/19	290	299,173
County of King WA Sewer Revenue RB, Series B, 4.00%, 07/01/19	250	256,120
County of Pierce WA GOL, Series A, 5.00%, 08/01/19	75	77,770
Energy Northwest RB, Series A, 5.00%, 07/01/19	2,265	2,342,282
Pierce County School District No. 403 Bethel GO, 5.00%, 06/01/19 (GTD)	455	469,351
Port of Seattle WA RB
Series A, 5.25%, 07/01/19 (NPFGC)	145	150,333
Series B, 5.00%, 06/01/19	420	432,936
State of Washington COP
4.00%, 07/01/19	200	204,716
Series A, 5.00%, 07/01/19	95	98,174
Series B, 5.00%, 07/01/19	100	103,341
State of Washington GO
4.00%, 07/01/19	650	665,717
5.00%, 07/01/19	1,095	1,132,241
Series 2010A, 5.00%, 08/01/19	100	103,661
Series 2010A, 5.00%, 08/01/31 (PR 08/01/19)	500	518,470
Series 2010B, 5.00%, 08/01/19	95	98,478
Series 2010B, 5.00%, 08/01/21 (PR 08/01/19)	3,500	3,629,290
Series 2010B, 5.00%, 08/01/25 (PR 08/01/19)	350	362,929
Series 2010B, 5.00%, 08/01/26 (PR 08/01/19)	3,400	3,525,596
Series 2010C, 5.00%, 08/01/19	35	36,281
Series 2012-A, 5.00%, 07/01/19	105	108,571
Series 2013A, 5.00%, 08/01/19	75	77,746
Series A, 5.00%, 08/01/19	560	580,502
Series B, 5.00%, 07/01/19	595	615,236
Series B-2, 5.00%, 08/01/19	300	310,983
Series D, 5.00%, 07/01/19	175	180,952
Series R, 5.00%, 07/01/19	580	599,725
Series R-2015, 5.00%, 07/01/19	55	56,871
Series R-2015-C, 5.00%, 07/01/19	280	289,523
Security	Par/Shares (000)	Value
Washington (continued)
Series R-2015-D, 5.00%, 07/01/19	$ 50	$ 51,700
Series R-2017A, 4.00%, 08/01/19	600	615,582
Series R-2018-B, 5.00%, 08/01/19	500	518,305
State of Washington RB 5.00%, 09/01/19	1,270	1,318,247
Washington County School District No. 1 West Union GO, 4.00%, 06/15/19 (GTD)	165	168,939
		22,609,970
West Virginia — 0.0%
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/19	100	103,291
Wisconsin — 2.4%
City of Milwaukee WI Sewerage System Revenue RB
Series S-1, 5.00%, 06/01/19	190	195,835
Series S-7, 5.00%, 06/01/19	310	319,520
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/19 (ETM)	65	66,446
Series 1, 5.00%, 06/01/19 (ETM)	1,995	2,056,800
Series 2, 5.00%, 06/01/19 (ETM)	350	360,904
Series 4, 5.00%, 06/01/19 (ETM)	165	170,158
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/19	540	557,183
State of Wisconsin RB, Series 1, 4.00%, 07/01/19	605	619,447
Wisconsin Department of Transportation RB
Series 1, 4.00%, 07/01/19	140	143,315
Series 1, 5.00%, 07/01/19	580	599,437
Series 2, 4.00%, 07/01/19	160	163,789
Series I, 5.00%, 07/01/19 (NPFGC-FGIC)	985	1,018,007
WPPI Energy RB, Series A, 5.00%, 07/01/19	105	108,402
		6,379,243
Total Municipal Debt Obligations — 98.9% (Cost: $261,827,716)		261,014,556

Short-Term Investments
Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 1.31%(c)(d)	4	3,850
Total Short-Term Investments — 0.0% (Cost: $3,850)		3,850
Total Investments in Securities — 98.9% (Cost: $261,831,566)		261,018,406
Other Assets, Less Liabilities — 1.1%		2,950,315
Net Assets — 100.0%		$ 263,968,721

(a)	Zero-coupon bond.
(b)	Security is payable upon demand on each reset date.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

iShares® iBonds Sep 2019 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18 (000)	Net Activity (000)	Shares Held at 06/30/18 (000)	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: Muni Cash	1,739	(1,735)	4	$ 3,850	$ 1,693	$ —	$ —
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$ —	$261,014,556	$ —	$261,014,556
Money Market Funds	3,850	—	—	3,850
	$ 3,850	$261,014,556	$ —	$261,018,406
Portfolio Abbreviations - Fixed Income
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	Ambac Assurance Corp.
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.
NPFGC-FGIC	National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.
NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate
PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation

iShares® iBonds Sep 2020 Term Muni Bond ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 1.1%
Alabama Drinking Water Finance Authority RB, Series A, 3.00%, 08/15/20	$ 30	$ 30,757
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20	1,070	1,142,060
Series A, 5.00%, 09/01/20	100	106,949
Alabama Public School & College Authority RB, Series C, 5.00%, 09/01/20	135	144,351
Auburn University RB, 5.00%, 06/01/20	20	21,251
City of Huntsville AL GO
4.00%, 09/01/20	235	246,212
Series A, 4.00%, 09/01/20	225	235,735
Series A, 5.00%, 08/01/20	40	42,683
State of Alabama GO Series A, 5.00%, 08/01/20	885	944,551
University of Alabama (The) RB, Series A, 5.00%, 07/01/20	130	138,219
		3,052,768
Alaska — 0.3%
Alaska Municipal Bond Bank Authority RB, Series Three, 5.00%, 09/01/20 (MO)	25	26,616
Municipality of Anchorage AK GO
Series B, 5.00%, 09/01/20	25	26,726
Series B, 5.00%, 09/01/20 (NPFGC)	130	138,977
State of Alaska GO
Series A, 4.00%, 08/01/20	370	386,832
Series A, 5.00%, 08/01/20	25	26,645
Series B, 5.00%, 08/01/20	210	223,820
		829,616
Arizona — 5.6%
Arizona Board of Regents COP
Series B, 5.00%, 06/01/20	65	68,864
Series C, 5.00%, 06/01/20	115	121,837
Arizona Department of Transportation State Highway Fund Revenue RB Series A, 5.00%, 07/01/20	570	606,731
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/20	540	576,693
Arizona State University RB
Series A, 5.00%, 07/01/20	50	53,222
Series B, 5.00%, 07/01/20	500	532,220
Series C, 5.00%, 07/01/20	85	90,477
Arizona Transportation Board RB
4.00%, 07/01/20	270	282,182
5.00%, 07/01/20	330	351,334
Series A, 5.00%, 07/01/20	100	106,444
Series A, 5.00%, 07/01/22 (PR 07/01/20)	1,485	1,581,302
Series A, 5.00%, 07/01/23 (Call 07/01/20)	200	212,970
City of Chandler AZ Water & Sewer Revenue RB, 4.00%, 07/01/20	80	83,610
City of Flagstaff AZ GOL, Series B, 5.00%, 07/01/20	135	143,699
City of Mesa AZ RB, 5.00%, 07/01/20 (AGM)	25	26,520
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/20	25	26,123
5.00%, 07/01/20 (NPFGC)	75	79,833
City of Phoenix AZ GO, 4.00%, 07/01/20	1,245	1,301,174
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/20	200	209,024
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/20	60	61,529
4.00%, 07/01/20	85	88,715
Security	Par (000)	Value
Arizona (continued)
5.00%, 07/01/20	$ 1,970	$ 2,095,673
5.25%, 07/01/20 (NPFGC)	130	139,065
Series A, 3.50%, 07/01/20	160	165,432
Series A, 5.00%, 07/01/20	415	441,501
Series B, 5.00%, 07/01/20	650	692,095
City of Scottsdale AZ GOL, 5.00%, 07/01/20	55	58,567
City of Tempe AZ GO, Series C, 5.00%, 07/01/20	40	42,586
City of Tempe AZ GOL
Series B, 4.00%, 07/01/20	160	167,219
Series B, 5.00%, 07/01/20	170	180,990
Series C, 4.00%, 07/01/20	55	57,482
City of Tucson AZ GOL, Series A, 4.00%, 07/01/20	115	120,027
County of Pima AZ RB, 5.00%, 07/01/20	290	308,334
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/20	125	133,030
5.00%, 07/01/20 (AGM)	245	260,739
Series A, 5.00%, 07/01/20	440	468,266
Series B, 5.00%, 07/01/20	100	106,424
County of Pinal AZ RB, 5.00%, 08/01/20	25	26,614
Maricopa County Community College District GO
3.00%, 07/01/20	175	179,511
5.00%, 07/01/20	775	825,259
Series D, 4.00%, 07/01/20	570	595,832
Maricopa County High School District No. 210-Phoenix GO, 5.25%, 07/01/20 (AGM)	160	171,059
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/20	240	255,466
Maricopa County Unified School District No. 80 Chandler GOL, 4.00%, 07/01/20	165	172,410
Pima County Regional Transportation Authority RB, 5.00%, 06/01/20	50	53,109
Scottsdale Municipal Property Corp. RB 5.00%, 07/01/20	655	697,346
State of Arizona COP, 5.00%, 09/01/20	370	395,141
State of Arizona Lottery Revenue RB, Series A, 5.00%, 07/01/20 (AGM)	80	85,058
University of Arizona RB
5.00%, 08/01/20	50	53,311
Series B, 4.00%, 06/01/20	115	119,996
Series B, 5.00%, 06/01/20	100	106,217
Yavapai County Community College District GOL, 3.00%, 07/01/20	150	153,808
		15,932,070
Arkansas — 0.3%
State of Arkansas GO, 4.00%, 06/15/20	845	881,124
California — 10.8%
91 Express Lanes Toll Road RB, 5.00%, 08/15/20	95	101,736
Acalanes Union High School District GO, 4.00%, 08/01/20	50	52,505
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/20 (AGM)(a)	200	193,168
California Educational Facilities Authority RB, 5.25%, 09/01/20 (AMBAC)	85	91,713
California State Public Works Board RB
5.00%, 06/01/20	365	388,831
5.00%, 09/01/20	150	160,788
Series A, 5.00%, 06/01/20	100	106,529
Series A, 5.00%, 09/01/20	450	482,364
Series D, 5.00%, 09/01/20	140	150,069
Series F, 5.00%, 09/01/20	155	166,148
Series G, 5.00%, 09/01/20	150	160,788

iShares® iBonds Sep 2020 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Cerritos Community College District GO, Series A, 5.00%, 08/01/20	$ 65	$ 69,567
Chabot-Las Positas Community College District GO, Series A, 4.00%, 08/01/20	100	105,095
Chaffey Community College District GO, Series A, 5.00%, 06/01/20	95	101,240
City & County of San Francisco CA GO
5.00%, 06/15/20	50	53,380
Series R1, 5.00%, 06/15/20	540	576,504
City of Burbank CA Electric Revenue RB, Series A, 5.00%, 06/01/20	145	154,467
City of Los Angeles CA GO
Series A, 5.00%, 09/01/20	80	86,055
Series B, 5.00%, 09/01/20	485	521,710
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/20	130	136,100
Series A, 5.00%, 06/01/20	390	415,615
City of Pasadena CA Electric Revenue RB, Series A, 4.00%, 06/01/20	105	109,784
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/20	25	26,647
Clovis Unified School District GO, Series A, 0.00%, 08/01/20 (NPFGC)(a)	100	96,584
Coast Community College District GO
0.00%, 08/01/20 (NPFGC)(a)	125	120,804
Series A, 5.00%, 08/01/20	60	64,318
Contra Costa Community College District GO, 5.00%, 08/01/20	50	53,598
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/20 (AGM)(a)	40	38,634
Desert Community College District GO, 5.00%, 08/01/20	25	26,789
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/20	20	21,333
East Bay Municipal Utility District Water System Revenue RB
Series A, 5.00%, 06/01/20	150	159,999
Series B, 4.00%, 06/01/20	140	146,703
Series B, 5.00%, 06/01/20	505	538,663
East Side Union High School District GO 4.00%, 08/01/20	215	225,817
El Camino Community College District GO, 5.00%, 08/01/20	75	80,397
Foothill-De Anza Community College District GO
4.00%, 08/01/20	30	31,547
5.25%, 08/01/20 (NPFGC)	270	290,806
Fremont Unified School District/Alameda County CA GO, Series B, 5.00%, 08/01/20	20	21,431
Fremont Union High School District GO, Series A, 4.00%, 08/01/20	125	131,447
Garden Grove Unified School District GO, Series A, 0.00%, 08/01/20(a)	25	24,126
Grossmont Union High School District GO, 4.00%, 08/01/20	25	26,258
Huntington Beach Union High School District GO, 5.00%, 08/01/20	130	139,134
Livermore-Amador Valley Water Management Agency RB, 5.00%, 08/01/20	75	80,366
Long Beach Community College District GO, Series B, 4.00%, 08/01/20	25	26,263
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/20	275	295,083
Series C, 5.00%, 08/01/20	65	69,747
Series F, 5.00%, 08/01/20	280	300,448
Security	Par (000)	Value
California (continued)
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/20	$ 500	$ 533,820
Series A, 5.00%, 07/01/20	555	593,666
Series B, 5.00%, 06/01/20	180	192,175
Series B, 5.00%, 07/01/20	220	235,255
Series C, 5.00%, 07/01/20	40	42,774
Los Angeles County Public Works Financing Authority RB, 5.00%, 08/01/20	270	289,661
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/20	175	183,706
Series A, 5.00%, 07/01/20	565	604,177
Series B, 5.00%, 07/01/20	10	10,693
Series C, 4.00%, 07/01/20	100	104,975
Series E, 5.00%, 07/01/20	300	320,802
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/20	345	368,922
Series B, 5.00%, 07/01/20	115	122,974
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/20	280	294,042
Series A, 5.00%, 07/01/20	550	588,357
Series A-1, 5.00%, 07/01/20	60	64,184
Series A-2, 4.00%, 07/01/20	50	52,508
Series B-1, 5.00%, 07/01/20	700	748,818
Series C, 5.00%, 07/01/20	1,070	1,144,622
Series KRY, 4.00%, 07/01/20	70	73,511
Los Gatos Union School District/CA GO, 4.00%, 08/01/20	45	47,264
Los Rios Community College District GO, 5.00%, 08/01/20	75	80,333
Marin Community College District GO, 4.00%, 08/01/20	150	157,894
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/20	525	562,474
Series C, 5.00%, 07/01/20	40	42,855
Series G, 5.00%, 07/01/20	165	176,778
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/20	250	268,422
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/20	100	107,369
Mount Diablo Unified School District/CA GO, Series B, 5.00%, 07/01/20	100	106,791
Newport Mesa Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	85	82,181
Oak Grove School District GO, Series B-1, 0.00%, 08/01/20(a)	75	72,319
Ohlone Community College District GO, 4.00%, 08/01/20	100	105,116
Palm Springs Unified School District GO, 5.00%, 08/01/20	40	42,776
Pasadena Area Community College District GO, Series A, 4.00%, 08/01/20	175	183,767
Poway Unified School District GO, 5.00%, 08/01/20	110	117,682
Riverside County Flood Control & Water Conservation District RB, 5.00%, 09/01/20	75	80,560
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/20	65	69,308
Roseville Joint Union High School District GO, 4.00%, 08/01/20	100	104,989
Sacramento Municipal Utility District RB
Series B, 5.00%, 08/15/20	225	241,636
Series K, 5.90%, 07/01/20 (AMBAC)	160	173,981
Series X, 5.00%, 08/15/20	215	230,897
Series Y, 4.00%, 08/15/20	20	21,063
Series Y, 5.00%, 08/15/20	40	42,958
San Diego Community College District GO, 5.00%, 08/01/20	170	182,379

iShares® iBonds Sep 2020 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
San Diego Public Facilities Financing Authority RB, Series A, 5.00%, 09/01/20, (ETM)	$ 110	$ 118,130
San Diego Public Facilities Financing Authority Water Revenue RB, Series A, 5.00%, 08/01/20	75	80,445
San Diego Unified School District/CA GO, Series R-3, 5.00%, 07/01/20	105	112,259
San Francisco Bay Area Rapid Transit District GO, Series C, 5.00%, 08/01/20	140	150,074
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 4.00%, 07/01/20	185	194,128
San Francisco Unified School District GO, Series E, 5.00%, 06/15/20	250	266,502
San Gabriel Unified School District GO, Series A, 5.00%, 08/01/20	75	80,238
San Jose Evergreen Community College District GO, Series A, 0.00%, 09/01/20 (AMBAC)(a)	210	202,629
San Jose Financing Authority RB, Series A, 5.00%, 06/01/20	100	106,529
San Mateo County Community College District GO
4.00%, 09/01/20	70	73,707
Series B, 0.00%, 09/01/20 (NPFGC)(a)	415	400,865
San Mateo Joint Powers Financing Authority RB, 5.00%, 06/15/20	125	133,226
San Mateo Union High School District GO, Series A, 5.00%, 09/01/20	410	440,393
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/20	290	305,019
Santa Clara Unified School District GO, 5.00%, 07/01/20	50	53,518
Santa Monica Community College District GO, 5.00%, 08/01/20	250	267,672
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	500	483,215
Sequoia Union High School District GO, 4.00%, 07/01/20	50	52,457
Sonoma County Junior College District GO, 4.00%, 08/01/20	110	115,628
Sonoma Valley Unified School District GO, Series B, 5.00%, 08/01/20	245	262,319
South Orange County Public Financing Authority ST, Series A, 5.00%, 08/15/20	75	80,090
Southern California Public Power Authority RB
4.00%, 07/01/20	135	141,553
5.00%, 07/01/20	490	523,288
Series A, 5.00%, 07/01/20	440	469,700
State of California GO
4.00%, 09/01/20	750	790,208
5.00%, 08/01/20	1,390	1,490,330
5.00%, 09/01/20	3,430	3,686,564
Series B, 5.00%, 09/01/20	900	967,320
Tamalpais Union High School District GO, 5.00%, 08/01/20	30	32,153
Union Elementary School District GO, Series A, 0.00%, 09/01/20 (NPFGC)(a)	700	675,577
Ventura County Community College District GO
4.00%, 08/01/20	125	131,395
5.00%, 08/01/20	65	69,650
Whittier Union High School District GO, Series C, 4.00%, 08/01/20	110	115,604
William S Hart Union High School District GO, 4.00%, 09/01/20	100	105,164
Yosemite Community College District GO, 0.00%, 08/01/20 (AGM)(a)	165	159,298
		30,629,379
Security	Par (000)	Value
Colorado — 0.5%
City & County of Denver CO GO, Series D, 5.00%, 08/01/20, (ETM)	$ 20	$ 21,346
E-470 Public Highway Authority RB
Series A, 5.00%, 09/01/20	100	106,290
Series B, 0.00%, 09/01/20 (NPFGC)(a)	50	47,844
Regional Transportation District COP Series A, 5.00%, 06/01/20	260	275,810
University of Colorado RB
Series A, 5.00%, 06/01/20	260	276,315
Series B, 5.00%, 06/01/20	505	536,689
		1,264,294
Connecticut — 1.2%
Connecticut State Health & Educational Facilities Authority RB
Series B, 5.00%, 07/01/29 (Put 07/01/20)(b)	285	303,482
Series B, 5.00%, 07/01/37 (Put 07/01/20)(b)	325	345,680
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series B, 5.00%, 07/01/20	295	314,190
State of Connecticut GO
Series B, 5.25%, 06/01/20 (AMBAC)	310	327,772
Series C, 5.00%, 06/01/20	520	547,393
Series D, 5.00%, 06/15/20	205	216,017
Series E, 5.00%, 08/15/20	100	105,843
Series E, 5.00%, 09/01/20	200	211,880
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/20	455	481,681
Series A, 5.00%, 09/01/20	105	111,375
Series B, 5.00%, 09/01/20	335	355,338
Town of Darien CT GO, 4.00%, 08/01/20	40	41,929
University of Connecticut RB, Series A, 5.00%, 08/15/20	95	100,672
		3,463,252
Delaware — 0.8%
County of New Castle DE GO
Series A, 5.00%, 07/15/20	375	400,016
Series B, 5.00%, 07/15/20	130	138,672
Delaware Transportation Authority RB
5.00%, 07/01/20	685	728,724
5.00%, 09/01/20	160	170,907
Series 2014, 5.00%, 07/01/20	350	372,340
State of Delaware GO
5.00%, 07/01/20	95	101,200
Series A, 4.00%, 08/01/20	150	157,139
Series A, 5.00%, 07/01/20	100	106,526
		2,175,524
District of Columbia — 0.6%
District of Columbia GO
Series A, 5.00%, 06/01/20	265	281,578
Series B, 5.25%, 06/01/20 (AGM-CR, SGI)	305	325,508
Series B, 5.25%, 06/01/20 (SGI)	295	314,836
Series D, 5.00%, 06/01/20	200	212,512
Series E, 5.00%, 06/01/20	410	435,650
		1,570,084
Florida — 7.4%
County of Hillsborough FL RB, 5.00%, 08/01/20	165	176,068
County of Miami-Dade FL GO
4.00%, 07/01/20	65	67,946
5.00%, 07/01/20	130	138,219
Series A, 5.00%, 07/01/20	760	808,047
Series B, 5.00%, 07/01/20	205	217,960
County of Miami-Dade FL Transit System RB 5.00%, 07/01/20	405	430,342

iShares® iBonds Sep 2020 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
County of Palm Beach FL GO
5.00%, 07/01/20	$ 110	$ 117,179
5.00%, 08/01/20	200	213,628
County of Palm Beach FL RB
4.00%, 06/01/20	125	130,479
5.00%, 06/01/20	305	324,081
Florida Department of Environmental Protection RB
5.00%, 07/01/20	1,210	1,286,254
Series A, 5.00%, 07/01/20	100	106,301
Series B, 5.00%, 07/01/20	240	255,125
Florida Water Pollution Control Financing Corp. RB, Series A, 5.00%, 07/15/20	340	362,542
Florida's Turnpike Enterprise RB
Series A, 5.00%, 07/01/20	905	963,137
Series B, 5.00%, 07/01/20	720	766,253
Series C, 5.00%, 07/01/20	175	186,242
Hillsborough County School Board COP Series A, 5.00%, 07/01/20	305	323,974
Jacksonville Transportation Authority RB, 5.00%, 08/01/20	250	266,770
Lee County School Board (The) COP, 5.00%, 08/01/20	80	85,045
Leon County School District RB, 5.00%, 09/01/20	325	346,440
Miami-Dade County Expressway Authority RB Series A, 5.00%, 07/01/20	470	499,145
Orange County School Board COP, Series D, 5.00%, 08/01/20	480	511,891
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/20	335	356,316
Series B, 5.00%, 07/01/20	295	313,771
Palm Beach County School District COP
Series A, 5.00%, 08/01/20	300	319,425
Series B, 5.00%, 08/01/20	165	175,684
Series C, 5.00%, 08/01/20	210	223,597
Series D, 5.00%, 08/01/20	120	127,770
Pasco County School Board COP
5.00%, 08/01/20	200	212,274
Series A, 5.00%, 08/01/20	75	79,603
Reedy Creek Improvement District GOL
5.00%, 06/01/20	155	164,576
Series A, 5.00%, 06/01/20	595	631,759
Series B, 4.00%, 06/01/20	175	182,535
School District of Broward County/FL COP
Series A, 5.00%, 07/01/20	265	281,539
Series B, 5.00%, 07/01/20	460	488,709
Seminole County School Board COP, Series A, 5.00%, 07/01/20	50	53,080
St. Johns County School Board COP, 5.00%, 07/01/20	45	47,772
State of Florida Department of Transportation RB, 5.00%, 07/01/20	60	63,866
State of Florida GO
5.00%, 07/01/20	1,090	1,161,569
Series A, 5.00%, 06/01/20	1,520	1,614,787
Series A, 5.00%, 07/01/20	30	31,970
Series B, 4.00%, 07/01/20	175	183,071
Series B, 5.00%, 06/01/20	2,135	2,268,138
Series C, 5.00%, 06/01/20	320	339,955
Series D, 5.00%, 06/01/20	530	563,051
Series H, 5.00%, 06/01/20	80	84,989
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/20	835	889,150
Series E, 5.00%, 07/01/20	865	921,095
Series F, 5.00%, 07/01/20	485	516,452
Security	Par (000)	Value
Florida (continued)
Volusia County School Board COP, Series B, 5.00%, 08/01/20	$ 85	$ 90,522
		20,970,093
Georgia — 2.4%
Georgia State Road & Tollway Authority RB, Series B, 5.00%, 06/01/20	100	106,081
Gwinnett County School District GO, 5.00%, 08/01/20 (SAW)	1,020	1,089,503
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/20 (GTD)	325	347,145
Henry County School District GO, 5.00%, 08/01/20 (SAW)	35	37,370
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/20	350	372,767
Series A, 5.00%, 07/01/20 (NPFGC)	265	282,238
State of Georgia GO
Series A, 5.00%, 07/01/20	1,700	1,811,282
Series E-1, 4.00%, 07/01/20	365	381,688
Series E-2, 5.00%, 09/01/20	220	235,530
Series I, 4.00%, 07/01/20	235	245,744
Series I, 5.00%, 07/01/20	1,880	2,003,065
		6,912,413
Hawaii — 1.0%
City & County of Honolulu HI GO
Series A, 4.00%, 08/01/20	175	183,218
Series A, 4.00%, 08/01/20 (ETM)	30	31,409
Series B, 5.00%, 08/01/20	220	234,804
City & County of Honolulu HI Wastewater System Revenue RB, Series 2012B, 5.00%, 07/01/20	520	553,509
County of Hawaii HI GO, Series C, 5.00%, 09/01/20	15	16,036
County of Maui HI GO, 5.00%, 09/01/20	210	224,547
State of Hawaii GO
Series EH, 5.00%, 08/01/20	485	517,636
Series EO, 4.00%, 08/01/20	670	701,463
Series EO, 5.00%, 08/01/20	105	112,065
Series EP, 5.00%, 08/01/20	340	362,878
		2,937,565
Idaho — 0.1%
Canyon County School District No. 131 Nampa GO, 4.00%, 08/15/20 (GTD)	115	120,303
Idaho Housing & Finance Association RB, 5.00%, 07/15/20	210	223,095
		343,398
Illinois — 1.0%
Chicago Transit Authority RB, 5.00%, 06/01/20	200	211,192
Regional Transportation Authority RB
Series A, 5.50%, 07/01/20 (NPFGC)	40	42,748
Series A, 6.00%, 07/01/20 (NPFGC)	60	64,792
State of Illinois GO
4.00%, 09/01/20	175	177,529
5.00%, 07/01/20	655	677,217
5.00%, 08/01/20	195	201,837
5.00%, 08/01/20 (AGM)	50	52,598
State of Illinois RB
4.00%, 06/15/20	235	242,619
5.00%, 06/15/20	945	993,554
Second Series, 5.75%, 06/15/20 (NPFGC)	160	170,496
		2,834,582
Indiana — 1.1%
Ball State University RB
Series Q, 5.00%, 07/01/20	125	132,954
Series R, 5.00%, 07/01/20	275	292,498

iShares® iBonds Sep 2020 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana (continued)
City of Indianapolis Department of Public Utilities Gas Utility Revenue RB, Series C, 5.25%, 06/01/20 (AGC)	$ 105	$ 111,713
Indiana Finance Authority RB
5.25%, 07/01/20	215	230,037
Series C, 5.00%, 07/01/20	275	292,889
Series I, 5.00%, 07/01/20	25	26,626
Indiana University RB
Series A, 5.00%, 06/01/20	300	318,651
Series U, 5.00%, 08/01/20	65	69,374
Series V-1, 5.00%, 08/01/20	45	48,028
Series W-2, 5.00%, 08/01/20	315	336,196
Indianapolis Local Public Improvement Bond Bank RB
Series D, 5.00%, 06/01/20	50	53,060
Series K, 5.00%, 06/01/20	190	201,183
Purdue University RB
Series A, 4.00%, 07/01/20	500	522,455
Series A, 5.00%, 07/01/20	220	234,177
Series AA, 4.00%, 07/01/20	50	52,246
Series Y, 5.00%, 07/01/20	130	138,377
Series Z-1, 5.00%, 07/01/20	95	101,122
		3,161,586
Iowa — 1.0%
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/20	715	759,451
City of Des Moines IA GO, Series A, 5.00%, 06/01/20	360	382,309
Iowa City Community School District RB, 5.00%, 06/01/20	75	79,414
Iowa Finance Authority RB
5.00%, 08/01/20	605	646,092
Series A, 5.00%, 08/01/20	300	320,376
State of Iowa RB
4.00%, 06/15/20	205	214,045
4.50%, 06/15/22 (PR 06/15/20)	100	105,288
5.00%, 06/15/20	235	249,857
		2,756,832
Kansas — 0.9%
City of Topeka KS GO, Series A, 5.00%, 08/15/20	50	53,362
City of Wichita KS GO
Series 811, 5.00%, 06/01/20	115	122,194
Series A, 4.00%, 09/01/20	55	57,600
Johnson County Unified School District No. 232 De Soto GO
Series A, 5.00%, 09/01/20	210	224,362
Series B, 5.00%, 09/01/20	150	160,259
Johnson County Unified School District No. 233 Olathe GO, Series C, 5.00%, 09/01/20	100	106,927
Kansas Turnpike Authority RB, Series A, 5.00%, 09/01/20	25	26,699
State of Kansas Department of Transportation RB
Series A, 3.13%, 09/01/20	10	10,305
Series B, 5.00%, 09/01/20	775	829,366
Series C, 5.00%, 09/01/20	570	609,985
Wyandotte County Unified School District No. 500 Kansas City GO
4.00%, 09/01/20	250	261,983
5.25%, 09/01/20 (AGM)	75	80,575
		2,543,617
Kentucky — 0.1%
Kentucky State Property & Building Commission RB
4.00%, 08/01/20	60	62,367
5.00%, 08/01/20	55	58,283
5.50%, 08/01/20 (AMBAC)	10	10,700
Security	Par (000)	Value
Kentucky (continued)
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/20	$ 205	$ 217,753
		349,103
Louisiana — 1.0%
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/20	105	111,201
St. Tammany Parish Sales Tax District No. 3 RB, 4.00%, 06/01/20	105	109,421
State of Louisiana GO
Series A, 5.00%, 08/01/20	250	265,975
Series A, 5.00%, 09/01/20	100	106,619
Series A, 5.00%, 09/01/23 (PR 09/01/20)	1,000	1,068,390
Series A, 5.00%, 09/01/28 (Call 09/01/20)	100	106,839
Series C, 4.00%, 07/15/20	140	145,979
Series C, 5.00%, 07/15/20	430	456,905
Series C, 5.00%, 08/01/20	100	106,390
State of Louisiana RB, Series A, 5.00%, 06/15/20	255	270,160
		2,747,879
Maine — 0.2%
Maine Municipal Bond Bank RB, Series A, 5.00%, 09/01/20	85	90,495
Maine Turnpike Authority RB, 5.00%, 07/01/20	165	175,532
State of Maine GO, Series B, 4.00%, 06/01/20	410	427,970
		693,997
Maryland — 5.2%
City of Baltimore MD RB Series D, 5.00%, 07/01/20	700	744,828
City of Frederick MD GO, 5.00%, 09/01/20	700	748,489
County of Baltimore MD GO
4.00%, 08/01/20	235	246,036
5.00%, 08/01/20	860	918,230
Series B, 5.00%, 08/01/20	75	80,078
County of Frederick MD GO, 4.00%, 08/01/20	25	26,174
County of Montgomery MD GO
Series A, 5.00%, 07/01/20	840	894,818
Series A, 5.00%, 08/01/20	200	213,584
County of Prince George's MD GOL
Series A, 5.00%, 09/01/20	250	267,592
Series B, 4.00%, 07/15/20	420	439,568
Maryland State Transportation Authority RB, Series A, 5.00%, 07/01/20	190	202,128
State of Maryland Department of Transportation RB
5.00%, 06/01/20	95	100,943
5.00%, 09/01/20	1,500	1,605,225
State of Maryland GO
Second Series E, 4.50%, 08/01/20	1,520	1,607,461
Series A, 5.00%, 08/01/20	355	379,038
Series B, 5.00%, 08/01/20	1,975	2,108,727
Series C, 5.00%, 08/01/20	1,315	1,404,039
Series C, 5.25%, 08/01/20	1,000	1,072,800
Washington Suburban Sanitary Commission GO
5.00%, 06/01/20	1,135	1,206,006
Second Series, 5.00%, 06/01/20	350	371,896
Series A, 4.00%, 06/01/20	175	182,670
		14,820,330
Massachusetts — 5.5%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB Series A, 5.00%, 06/15/20	260	276,283
Commonwealth of Massachusetts GO, Series A, 5.25%, 08/01/20 (AMBAC)	565	606,008

iShares® iBonds Sep 2020 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
Commonwealth of Massachusetts GOL
Series A, 5.25%, 08/01/20	$ 305	$ 327,137
Series A, 5.25%, 08/01/20 (AGM)	375	402,217
Series B, 3.00%, 08/01/20	100	102,559
Series B, 4.00%, 08/01/20	50	52,338
Series B, 4.00%, 06/01/28 (Call 06/01/20)	350	365,204
Series B, 5.00%, 08/01/20	905	966,087
Series B, 5.00%, 06/01/25 (PR 06/01/20)	2,330	2,474,856
Series B, 5.00%, 08/01/25 (PR 08/01/20)	135	144,084
Series B, 5.25%, 08/01/20	895	959,959
Series B, 5.25%, 09/01/20 (AGM)	160	172,034
Series C, 5.00%, 07/01/20	40	42,594
Series C, 5.00%, 08/01/20	580	619,150
Series D, 1.05%, 08/01/43 (Put 07/01/20)(b)	700	689,486
Series D, 5.50%, 08/01/20	20	21,553
Series E, 5.00%, 09/01/20	445	476,119
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/20	620	660,461
Series A, 5.25%, 07/01/20	315	336,710
Series B, 5.25%, 07/01/20	915	978,062
Series C, 5.00%, 07/01/20	565	601,183
Series C, 5.50%, 07/01/20	55	59,059
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20	490	523,389
5.25%, 08/01/20	90	96,590
Series 15A, 5.00%, 08/01/20	450	480,663
Massachusetts Port Authority RB, Series C, 5.00%, 07/01/20	45	47,845
Massachusetts School Building Authority RB
Series B, 4.00%, 08/15/20	320	335,232
Series B, 5.00%, 08/15/20	715	763,834
Series C, 5.00%, 08/15/20 (ETM)	405	432,313
Massachusetts Water Resources Authority RB
Series A, 4.00%, 08/01/20 (ETM)	35	36,644
Series A, 5.00%, 08/01/40 (PR 08/01/20)	600	639,738
Series J, 5.50%, 08/01/20 (AGM)	775	835,357
		15,524,748
Michigan — 0.1%
Michigan State University RB, Series A, 5.00%, 08/15/20	205	218,516
Minnesota — 2.1%
Metropolitan Council GO
Series D, 5.00%, 09/01/20	125	133,769
Series E, 5.00%, 09/01/20	250	267,537
State of Minnesota GO
5.00%, 08/01/20	325	347,074
5.00%, 08/01/20 (ETM)	5	5,331
Series A, 5.00%, 08/01/20	455	485,904
Series B, 4.00%, 08/01/20	225	235,708
Series B, 5.00%, 08/01/20	1,410	1,505,767
Series D, 5.00%, 08/01/20	1,315	1,404,314
Series D, 5.00%, 08/01/20 (ETM)	10	10,652
Series E, 5.00%, 08/01/20	250	266,980
State of Minnesota RB, Series A, 5.00%, 06/01/20	285	302,773
University of Minnesota RB
4.00%, 08/01/20	170	177,947
5.00%, 08/01/20	120	128,050
Series A, 5.00%, 09/01/20	500	534,855
		5,806,661
Security	Par (000)	Value
Missouri — 0.4%
Missouri State Environmental Improvement & Energy Resources Authority RB, 5.00%, 07/01/20	$ 1,145	$ 1,219,482
Montana — 0.0%
Montana Department of Transportation RB, 3.00%, 06/01/20	20	20,411
State of Montana GO, 5.00%, 08/01/20	100	106,771
		127,182
Nebraska — 0.5%
City of Lincoln NE Electric System Revenue RB, Series A, 5.00%, 09/01/20	740	791,422
Douglas County School District No. 17/NE GO
4.00%, 06/15/20	100	104,412
Series B, 5.00%, 06/15/20	100	106,322
Nebraska Public Power District RB, 5.00%, 07/01/20	430	457,099
University of Nebraska RB, 5.00%, 07/01/20	50	53,212
		1,512,467
Nevada — 2.1%
City of Las Vegas NV GOL
5.00%, 09/01/20	50	53,397
Series A, 5.00%, 06/01/20	100	106,139
Clark County School District GOL
Series A, 5.00%, 06/15/20	170	179,940
Series B, 5.00%, 06/15/20	1,395	1,476,565
Series D, 5.00%, 06/15/20	200	211,694
County of Clark Department of Aviation RB
5.00%, 07/01/20	80	84,945
Series C, 5.00%, 07/01/20	60	63,709
County of Clark NV GOL, 5.00%, 06/01/20	205	217,624
County of Clark NV RB
5.00%, 07/01/20	575	611,351
Series B, 5.00%, 07/01/20	120	127,660
Las Vegas Valley Water District GOL
Series A, 4.00%, 06/01/20	160	166,858
Series A, 5.00%, 06/01/20	260	276,011
Series B, 5.00%, 06/01/20	135	143,313
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/20	280	297,816
Series B, 4.00%, 07/01/20	500	522,055
State of Nevada GOL
5.00%, 06/01/20	335	355,566
5.00%, 08/01/20	580	618,657
Series B, 5.00%, 08/01/20	30	32,000
Series C, 5.00%, 06/01/20	325	344,952
Series C, 5.00%, 08/01/20	95	101,373
Washoe County School District/NV GOL, Series F, 5.00%, 06/01/20	50	52,865
		6,044,490
New Hampshire — 0.6%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/20	165	175,332
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/20	350	373,377
Series B, 5.00%, 08/15/20	115	122,805
Series C, 5.25%, 08/15/20	185	198,514
State of New Hampshire GO
Series A, 3.50%, 07/01/20	140	145,033
Series A, 5.00%, 07/01/20	100	106,526
Series B, 5.00%, 06/01/20	235	249,518

iShares® iBonds Sep 2020 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Hampshire (continued)
State of New Hampshire RB, 5.00%, 09/01/20	$ 210	$ 223,346
		1,594,451
New Jersey — 2.1%
New Jersey Building Authority RB
Series A, 3.00%, 06/15/20	20	20,197
Series A, 3.00%, 06/15/20 (ETM)	5	5,116
New Jersey Economic Development Authority RB
5.00%, 06/15/20	30	31,541
5.00%, 09/01/20	100	105,052
5.00%, 09/01/20 (ETM)	230	245,477
Series A, 5.00%, 06/15/20	250	262,405
Series DDD, 5.00%, 06/15/20	280	293,129
Series EE, 4.50%, 09/01/20	65	67,605
Series XX, 5.00%, 06/15/20 (SAP)	320	335,005
New Jersey Educational Facilities Authority RB
5.00%, 06/01/20 (SAP)	85	88,924
5.00%, 09/01/20	30	31,541
Series A, 5.00%, 07/01/20	25	26,642
New Jersey Transportation Trust Fund Authority RB
Series A, 4.00%, 06/15/20	75	77,156
Series A, 5.00%, 06/15/20	345	362,119
Series A, 5.00%, 06/15/20 (SAP)	205	215,172
Series A-1, 5.00%, 06/15/20	450	472,329
Series AA, 5.00%, 06/15/20	845	885,281
Series AA, 5.00%, 06/15/20 (SAP)	310	324,778
Series B, 5.00%, 06/15/20	560	586,695
State of New Jersey GO
5.00%, 06/01/20	340	359,288
5.25%, 08/01/20	20	21,325
Series Q, 4.00%, 08/15/20	275	286,454
Series Q, 5.00%, 08/15/20	650	690,482
		5,793,713
New Mexico — 1.3%
Albuquerque Bernalillo County Water Utility Authority RB, 5.00%, 07/01/20	75	79,818
New Mexico Finance Authority RB
4.00%, 06/15/20	245	255,760
Series A, 5.00%, 06/15/20	35	37,199
Series B, 5.00%, 06/01/20	65	69,016
Series B, 5.00%, 06/15/20	935	993,924
Series D, 5.00%, 06/01/20	300	318,534
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/20	810	861,872
Series B, 4.00%, 07/01/20	960	1,002,549
University of New Mexico (The) RB, Series C, 5.00%, 06/01/20	115	122,082
		3,740,754
New York — 7.9%
City of New York NY GO
Series 1, 4.00%, 08/01/20	145	151,840
Series 1, 5.00%, 08/01/20	125	133,438
Series A, 5.00%, 08/01/20	625	667,187
Series B, 0.00%, 06/01/20(a)	70	67,592
Series B, 3.00%, 08/01/20	255	261,791
Series B, 4.00%, 08/01/20	275	287,971
Series B, 5.00%, 08/01/20	1,870	1,996,224
Series C, 3.00%, 08/01/20	25	25,666
Series C, 5.00%, 08/01/20	1,770	1,889,475
Series D, 5.00%, 08/01/20	470	501,725
Security	Par (000)	Value
New York (continued)
Series E, 4.00%, 08/01/20	$ 270	$ 282,736
Series E, 5.00%, 08/01/20	500	533,750
Series F, 4.00%, 08/01/20	170	178,019
Series F, 5.00%, 08/01/20	650	693,875
Series G, 4.00%, 08/01/20	150	157,076
Series G, 5.00%, 08/01/20	395	421,662
Series H, 5.00%, 08/01/20	435	464,362
Series H-2, 5.00%, 06/01/20	230	244,299
Series I, 3.50%, 08/01/20	50	51,840
Series I, 5.00%, 08/01/20	380	405,650
Series I-1, 5.00%, 08/01/20	160	170,800
Series J, 5.00%, 08/01/20	2,890	3,085,075
Series J7, 5.00%, 08/01/20	275	293,562
Series K, 5.00%, 08/01/20	175	186,813
County of Orange NY GOL, Series B, 4.00%, 07/01/20	35	36,565
East Islip Union Free School District GO, Series A, 5.00%, 06/15/20 (SAW)	175	186,412
Long Island Power Authority RB, 0.00%, 06/01/20 (AGM)(a)	100	96,250
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 4.00%, 07/15/20 (SAW)	100	104,762
Series S-1, 4.00%, 07/15/20 (ETM) (SAW)	215	225,193
Series S-1, 5.00%, 07/15/20 (SAW)	410	437,691
Series S-1, 5.00%, 07/15/20 (ETM) (SAW)	365	389,200
Series S-1A, 3.00%, 07/15/20 (ETM) (SAW)	45	46,237
Series S-1A, 5.00%, 07/15/20 (SAW)	175	186,820
Series S-1A, 5.00%, 07/15/20 (ETM) (SAW)	100	106,422
Series S-2, 4.00%, 07/15/20 (SAW)	225	235,714
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1, 5.00%, 08/01/20	335	358,112
Series B, 5.00%, 08/01/20	400	427,596
Series B, 5.00%, 08/01/20 (ETM)	85	90,647
New York City Water & Sewer System RB
Series D, 0.00%, 06/15/20(a)	220	212,445
Series EE, 4.00%, 06/15/20	25	26,142
Series FF, 5.00%, 06/15/20	260	276,851
Series GG, 4.00%, 06/15/20	310	324,164
Series GG, 5.00%, 06/15/20	260	276,851
New York State Dormitory Authority RB
5.00%, 07/01/20 (SAP)	510	543,283
Series A, 4.00%, 07/01/20	25	26,118
Series A, 4.13%, 07/01/20	230	240,985
Series A, 5.00%, 07/01/20	1,115	1,186,879
Series A, 5.50%, 07/01/20 (NPFGC)	195	209,631
Series C, 5.00%, 06/15/20	105	111,931
New York State Environmental Facilities Corp. RB
4.00%, 06/15/20	190	199,281
5.00%, 06/15/20	1,050	1,121,400
Series A, 3.50%, 06/15/20	110	114,320
Series A, 5.00%, 06/15/20	310	331,080
Series A, 5.00%, 08/15/20	165	176,413
Series B, 5.00%, 08/15/20	120	128,300
North Colonie Central School District GO, 4.00%, 07/15/20 (SAW)	100	104,782
Port Authority of New York & New Jersey RB
3.00%, 07/15/20	75	77,123
5.00%, 07/15/20	100	106,816
Series 180, 5.00%, 06/01/20	350	372,508
Suffolk County Water Authority RB, 5.00%, 06/01/20, (ETM)	20	21,267

iShares® iBonds Sep 2020 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Town of Hempstead NY GOL, 5.00%, 08/15/20	$ 65	$ 69,482
		22,338,101
North Carolina — 2.8%
City of Charlotte NC Airport Revenue RB
Series A, 5.00%, 07/01/20	270	287,399
Series C, 5.00%, 07/01/20	155	164,988
City of Charlotte NC GO
Series A, 5.00%, 07/01/20	515	548,712
Series C, 5.00%, 06/01/20	25	26,574
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20	805	857,695
Series B, 5.00%, 07/01/20	90	95,891
City of Durham NC GO, 5.00%, 09/01/20	215	230,177
City of Greensboro NC Combined Water & Sewer System Revenue RB, 5.25%, 06/01/20	595	635,127
City of Raleigh NC GO, Series A, 5.00%, 09/01/20	225	240,883
City of Winston-Salem NC GO, Series 2010B, 4.00%, 06/01/20	50	52,211
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/20	50	53,138
County of Buncombe NC RB Series A, 5.00%, 06/01/20	205	217,834
County of Forsyth NC GO, Series E, 4.00%, 07/01/20	210	219,559
County of Guilford NC GO, Series D, 5.00%, 08/01/20	300	320,442
County of Mecklenburg NC GO, Series A, 5.00%, 09/01/20	1,075	1,150,884
County of New Hanover NC GO, Series A, 5.00%, 06/01/20	25	26,574
County of Onslow NC RB, 5.00%, 06/01/20	60	63,718
County of Wake NC GO, 5.00%, 09/01/20	80	85,630
State of North Carolina GO
5.00%, 06/01/20	500	531,475
Series 2013-D, 4.00%, 06/01/20	585	610,863
Series A, 5.00%, 06/01/20	50	53,147
Series B, 5.00%, 06/01/20	775	823,786
State of North Carolina RB, Series B, 5.00%, 06/01/20	525	557,944
		7,854,651
Ohio — 3.0%
City of Columbus OH GO
Series 1, 4.00%, 07/01/20	585	611,629
Series 1, 5.00%, 07/01/20	285	303,539
Series A, 5.00%, 07/01/20	120	127,806
Series A, 5.00%, 08/15/20	260	277,927
City of Columbus OH GOL
4.00%, 08/15/20	225	235,710
5.00%, 08/15/20	50	53,415
Cleveland State University RB, 5.00%, 06/01/20	125	132,455
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/20	250	265,640
Miami University/Oxford OH RB 5.00%, 09/01/20	600	641,035
Ohio State University (The) RB
Series A, 4.00%, 06/01/20	130	135,672
Series A, 5.00%, 06/01/20	185	196,537
Series B, 5.00%, 06/01/20	95	100,924
Ohio State Water Development Authority RB
5.00%, 06/01/20	335	355,958
Series A, 5.00%, 06/01/20	360	382,522
Ohio Water Development Authority RB
4.00%, 06/01/20	225	234,862
Series C, 5.00%, 06/01/20	70	74,379
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series 2015A, 5.00%, 06/01/20	125	132,820
Security	Par (000)	Value
Ohio (continued)
State of Ohio Department of Administration COP 5.00%, 09/01/20	$ 120	$ 128,101
State of Ohio GO
5.00%, 08/01/20	60	63,999
Series A, 5.00%, 09/01/20	925	988,871
Series B, 4.00%, 08/01/20	180	188,339
Series B, 5.00%, 06/15/20	260	276,541
Series B, 5.00%, 08/01/20	915	975,985
Series B, 5.00%, 09/01/20	100	106,905
Series C, 5.00%, 08/01/20	1,245	1,327,979
University of Cincinnati RB
Series A, 5.00%, 06/01/20	85	90,119
Series F, 5.00%, 06/01/20	125	132,527
		8,542,196
Oklahoma — 0.5%
Grand River Dam Authority RB
Series A, 4.00%, 06/01/20	30	31,263
Series A, 5.00%, 06/01/20	525	556,925
Oklahoma Capital Improvement Authority RB
Series A, 5.00%, 07/01/20	435	463,297
Series B, 3.00%, 07/01/20	100	102,598
Oklahoma City Water Utilities Trust RB, 4.00%, 07/01/20	175	182,896
Tulsa County Industrial Authority RB, 4.00%, 09/01/20	20	20,937
		1,357,916
Oregon — 1.2%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/20	160	169,947
Series A, 5.00%, 08/01/20	405	432,252
City of Tigard OR Water Revenue RB, 4.00%, 08/01/20	110	114,981
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/20 (GTD)	100	106,362
Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 06/15/20 (GTD)	55	58,499
Metro/OR GO
5.00%, 06/01/20	530	563,051
Series A, 5.00%, 06/01/20	160	169,978
Portland Community College District GO, 5.00%, 06/15/20	420	446,636
State of Oregon GO
Series A, 4.00%, 08/01/20	240	251,371
Series C, 5.00%, 06/01/20	325	345,521
Series N, 5.00%, 08/01/20	35	37,370
Washington & Multnomah Counties School District No. 48J Beaverton GO
4.00%, 06/15/20 (GTD)	185	193,234
Series B, 4.00%, 06/15/20 (GTD)	175	182,789
Washington Clackamas & Yamhill Counties School District No. 88J GO, 5.00%, 06/15/20 (GTD)	235	249,810
		3,321,801
Pennsylvania — 1.8%
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 06/15/20	55	58,390
City of Philadelphia PA GO, Series A, 5.00%, 07/15/20	110	116,724
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 07/01/20	150	159,240
City of Pittsburgh PA GO, Series A, 5.00%, 09/01/20	300	319,659
Commonwealth of Pennsylvania GO
5.38%, 07/01/20 (AGM)	300	320,187
First Series, 5.00%, 06/01/20	225	237,895
First Series, 5.00%, 07/01/20	560	593,023

iShares® iBonds Sep 2020 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Second Series, 5.00%, 07/01/20	$ 835	$ 884,240
Series T, 5.00%, 07/01/20	170	180,025
County of Bucks PA GO, 5.00%, 06/01/20	500	531,375
County of Butler PA GO, 5.00%, 07/15/20	150	159,447
County of Chester PA GO, 5.00%, 07/15/20	650	692,146
Delaware County Authority RB 5.00%, 08/01/20	230	244,504
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/20	20	21,268
Pennsylvania Higher Educational Facilities Authority RB, Series AL, 5.00%, 06/15/20	50	52,992
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/20	235	250,045
Pennsylvania Turnpike Commission RB, Series A, 5.25%, 07/15/20 (AGM)	25	26,704
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/20 (AGM)	245	260,893
		5,108,757
Rhode Island — 0.6%
Rhode Island Commerce Corp. RB, 5.00%, 06/15/20	700	742,448
Rhode Island Health & Educational Building Corp. RB, Series A, 4.50%, 09/01/20	210	222,144
State of Rhode Island GO
5.00%, 08/01/20	400	426,576
Series D, 5.00%, 08/01/20	160	170,631
Series SE, 5.00%, 08/01/20	100	106,644
		1,668,443
South Carolina — 0.7%
State of South Carolina GO
Series A, 5.00%, 06/01/20	150	159,384
Series A, 5.00%, 07/01/20 (SAW)	140	149,165
Series A, 5.00%, 08/01/20 (SAW)	1,500	1,602,210
Series F, 5.00%, 06/01/20 (SAW)	90	95,630
		2,006,389
Tennessee — 1.9%
City of Memphis TN GO, Series D, 4.00%, 07/01/20	50	52,225
County of Blount TN GO, 4.00%, 06/01/20	265	276,562
County of Knox TN GO, 5.00%, 06/01/20	225	239,076
County of Sumner TN GO, 5.00%, 06/01/20	145	154,042
County of Washington TN GO, Series A, 4.00%, 06/01/20	300	313,089
Metropolitan Government of Nashville & Davidson County Sports Authority RB, Series A, 5.00%, 07/01/20	50	53,151
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/20	625	665,531
Series A, 4.00%, 07/01/20	195	203,718
Series A, 5.00%, 07/01/20	240	255,564
Series C, 5.00%, 07/01/20	75	79,864
Series D, 4.00%, 07/01/20	410	428,331
Series D, 5.00%, 07/01/20	355	378,022
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/20	235	249,906
Series A, 4.00%, 07/01/20	125	130,439
State of Tennessee GO
Series A, 5.00%, 08/01/20	1,555	1,660,958
Series A, 5.00%, 09/01/20	40	42,824
Series B, 5.00%, 08/01/20	200	213,628
		5,396,930
Security	Par (000)	Value
Texas — 7.1%
Austin Community College District GOL, 5.00%, 08/01/20	$ 45	$ 47,990
Austin Independent School District GO
Series A, 4.50%, 08/01/20 (PSF)	220	232,289
Series A, 5.00%, 08/01/20 (PSF)	350	373,107
Series B, 5.00%, 08/01/20	100	106,665
Board of Regents of the University of Texas System RB, Series B, 3.00%, 08/15/20	50	51,377
Central Texas Turnpike System RB
0.00%, 08/15/20 (ETM) (AMBAC)(a)	15	14,415
Series A, 0.00%, 08/15/20 (AMBAC)(a)	230	220,190
City of Arlington TX GOL, 5.00%, 08/15/20	90	96,108
City of Austin TX GOL
5.00%, 09/01/20	695	743,143
Series A, 4.00%, 09/01/20	230	241,074
City of Austin/TX GOL, Series A, 4.50%, 09/01/20	145	153,513
City of Beaumont TX Waterworks & Sewer System Revenue RB
5.00%, 09/01/20	35	37,247
Series A, 5.00%, 09/01/20 (AGM)	50	53,211
City of Brownsville TX Utilities System Revenue RB, Series A, 5.00%, 09/01/20	100	106,355
City of Corpus Christi TX Utility System Revenue RB, 4.50%, 07/15/20	95	100,059
City of El Paso TX GOL, Series A, 5.00%, 08/15/20	190	202,650
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/20	100	106,444
Subseries B, 5.00%, 07/01/20	100	106,444
City of Houston TX RB, 5.00%, 09/01/20	150	159,532
City of Irving TX Waterworks & Sewer System Revenue RB, 4.50%, 08/15/20	360	380,477
City of Plano TX GOL
4.00%, 09/01/20	250	261,820
Series 2013, 5.00%, 09/01/20	875	934,841
City of Round Rock TX GOL, 4.00%, 08/15/20	85	88,884
County of Bexar TX GOL, 5.00%, 06/15/20	200	212,486
County of Denton TX GOL, 5.00%, 07/15/20	180	191,635
County of Harris TX RB, Series B, 5.00%, 08/15/20	305	325,307
Dallas Independent School District GO, 5.00%, 08/15/20 (PSF)	180	192,179
Del Mar College District GOL, 5.00%, 08/15/20	20	21,280
Denton Independent School District GO, Series C, 5.00%, 08/15/20 (PSF)	195	208,067
Eanes Independent School District GO, 5.00%, 08/01/20 (PSF)	335	357,257
El Paso Independent School District GO, 5.00%, 08/15/20 (PSF)	5	5,338
Fort Bend Independent School District GO
5.00%, 08/15/20 (PSF)	325	347,058
Series A, 4.00%, 08/15/20 (PSF)	150	157,077
Frisco Independent School District GO
Series A, 4.50%, 08/15/20 (PSF)	75	79,298
Series B, 5.00%, 08/15/20 (PSF)	75	80,075
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/20 (PSF)	110	117,443
Series A, 5.00%, 08/15/20	225	239,787
Series B, 4.00%, 08/15/20	125	130,631
Hays Consolidated Independent School District GO, 5.00%, 08/15/20 (PSF)	125	133,376
Keller Independent School District/TX GO Series A, 5.00%, 08/15/20 (PSF)	165	176,164

iShares® iBonds Sep 2020 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Leander Independent School District GO
0.00%, 08/15/20 (PSF)(a)	$ 200	$ 192,152
4.00%, 08/15/20 (PSF)	160	167,344
Series A, 0.00%, 08/15/20 (PSF)(a)	1,050	1,008,798
Series D, 0.00%, 08/15/20 (PSF)(a)	175	168,133
Lewisville Independent School District GO
0.00%, 08/15/20 (PSF)(a)	20	19,248
Series A, 4.00%, 08/15/20 (PSF)	15	15,701
Series A, 5.00%, 08/15/20 (PSF)	845	901,987
Series B, 4.00%, 08/15/20	205	214,541
Lone Star College System GOL, Series A, 5.00%, 08/15/20	475	506,725
Mesquite Independent School District GO
Series B, 4.00%, 08/15/20 (PSF)	160	167,446
Series B, 5.00%, 08/15/20 (PSF)	20	21,345
Series E, 5.00%, 08/15/20 (PSF)	125	133,404
North East Independent School District/TX GO, 5.00%, 08/01/20 (PSF)	75	79,952
North Texas Municipal Water District RB 5.00%, 06/01/20	175	185,913
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/20	80	83,799
5.00%, 09/01/20	825	881,603
5.25%, 09/01/20	240	257,731
Northside Independent School District GO, 4.00%, 08/15/20 (PSF)	80	83,723
Permanent University Fund - Texas A&M University System RB
4.00%, 07/01/20	200	208,982
Series A, 5.00%, 07/01/20	465	494,965
Permanent University Fund - University of Texas System RB Series B, 5.00%, 07/01/20	655	697,345
Round Rock Independent School District GO 5.00%, 08/01/20 (PSF)	340	362,447
Socorro Independent School District GO
4.00%, 08/15/20 (PSF)	150	156,950
Series A, 5.00%, 08/15/20 (PSF)	110	117,372
Spring Independent School District GO
5.00%, 08/15/20 (BAM)	40	42,663
5.00%, 08/15/20 (PSF)	345	368,343
State of Texas GO
5.00%, 08/01/20	285	304,055
Series B, 5.00%, 08/01/20	195	208,038
Series C-1, 5.00%, 08/01/20	610	650,785
Tarrant Regional Water District RB, 5.00%, 09/01/20	30	32,052
Texas City Independent School District/TX GO, 3.00%, 08/15/20 (PSF)	100	102,648
Texas Municipal Power Agency RB, 5.00%, 09/01/20	200	213,282
Texas Tech University RB, Series A, 5.00%, 08/15/20	215	229,592
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/20	250	266,662
University of Texas System (The) RB
Series A, 4.00%, 08/15/20	510	534,602
Series A, 5.00%, 08/15/20	1,030	1,101,018
Series B, 5.00%, 08/15/20	435	464,993
Series D, 5.00%, 08/15/20	380	406,201
Series E, 5.00%, 08/15/20	100	106,895
Ysleta Independent School District GO, Series A, 5.00%, 08/15/20 (PSF)	90	96,011
		20,047,739
Utah — 1.5%
Cache County School District GO, 5.00%, 06/15/20 (GTD)	125	132,878
Security	Par (000)	Value
Utah (continued)
Davis School District GO
Series A, 4.00%, 06/01/20 (GTD)	$ 40	$ 41,722
Series B, 5.00%, 06/01/20 (GTD)	165	175,194
Jordan School District GO, 5.00%, 06/15/20 (GTD)	720	765,374
State of Utah GO
5.00%, 07/01/20	250	266,315
Series A, 5.00%, 07/01/20	1,060	1,129,176
University of Utah (The) RB
Series 2014B, 5.00%, 08/01/20	150	160,125
Series A, 4.00%, 08/01/20	450	471,226
Series A, 5.00%, 08/01/20 (SAP)	110	117,425
Series B, 5.00%, 08/01/20	500	533,750
Utah Transit Authority RB
Series 2015A, 5.00%, 06/15/20	210	223,360
Series C, 5.25%, 06/15/20 (AGM)	140	149,576
		4,166,121
Vermont — 0.1%
State of Vermont GO
Series C, 4.00%, 08/15/20	150	157,300
Series F, 5.00%, 08/15/20	30	32,082
		189,382
Virginia — 3.1%
City of Alexandria VA GO
Series A, 4.50%, 06/15/20 (SAW)	100	105,446
Series B, 5.00%, 06/15/20 (SAW)	125	133,002
City of Chesapeake VA GO, Series A, 5.00%, 08/01/20	500	533,855
City of Newport News VA GO
Series A, 5.00%, 07/01/20	200	213,010
Series A, 5.00%, 07/15/20 (SAW)	65	69,310
City of Richmond VA GO
Series B, 5.00%, 07/15/20	250	266,522
Series B, 5.00%, 07/15/20 (SAW)	50	53,305
Series C, 4.00%, 07/15/20 (SAW)	55	57,506
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/20	255	271,001
Series A-1, 4.00%, 06/01/20	90	93,962
Series B, 5.00%, 06/01/20	50	53,138
County of Arlington VA GO
5.00%, 08/15/20	250	267,347
Series C, 5.00%, 08/15/20	500	534,695
Series C, 5.00%, 08/15/20 (SAW)	70	74,857
County of Henrico VA GO
5.00%, 07/15/20	150	159,975
5.00%, 08/01/20	25	26,704
Series A, 4.00%, 08/01/20	130	136,214
County of Prince William VA GO
5.00%, 08/01/20 (SAW)	115	122,811
Series A, 4.00%, 08/01/20	180	188,566
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/20	150	159,757
Northern Virginia Transportation Authority RB, 5.00%, 06/01/20	135	143,446
University of Virginia RB, 5.00%, 09/01/20	405	433,500
Virginia Beach Development Authority RB, Series C, 5.00%, 08/01/20	285	303,876
Virginia College Building Authority RB
Series 2, 5.00%, 09/01/20	245	262,187
Series 2012B, 5.00%, 09/01/20	190	203,328
Series A, 5.00%, 09/01/20	760	813,313

iShares® iBonds Sep 2020 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/20	$ 715	$ 763,413
Series B, 5.00%, 08/01/20	570	608,595
Series B-3, 4.00%, 08/01/20	400	418,784
Virginia Public School Authority RB
4.00%, 08/01/20 (SAW)	495	517,933
Series 2012A, 5.00%, 08/01/20 (SAW)	575	613,933
Series A, 5.00%, 08/01/20 (SAW)	115	122,787
Series C, 5.00%, 08/01/20 (SAW)	25	26,693
Series D, 4.00%, 08/01/20 (SAW)	120	125,560
		8,878,331
Washington — 6.5%
City of Seattle WA Drainage & Wastewater Revenue RB
4.00%, 07/01/20	85	88,886
5.00%, 09/01/20	350	374,321
City of Seattle WA GOL
5.00%, 09/01/20	100	106,971
Series A, 5.00%, 06/01/20	40	42,494
Series B, 5.00%, 08/01/20	490	522,972
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/20	530	566,830
Series A, 5.00%, 06/01/20	25	26,559
City of Seattle WA Water System Revenue RB
5.00%, 08/01/20	130	138,720
5.00%, 09/01/20	500	534,745
County of King WA GOL, Series A, 5.00%, 07/01/20	330	351,536
County of King WA Sewer Revenue RB
5.00%, 07/01/20	445	473,947
5.00%, 01/01/28 (Call 07/01/20)	150	159,575
5.00%, 01/01/30 (Call 07/01/20)	260	276,596
5.00%, 01/01/31 (Call 07/01/20)	500	531,915
Series B, 4.00%, 07/01/20	100	104,552
County of Pierce WA GOL, Series A, 5.00%, 07/01/20	80	85,204
Energy Northwest RB
4.00%, 07/01/20	80	83,593
5.00%, 07/01/20	290	308,688
Series A, 5.00%, 07/01/20	1,620	1,724,392
Pierce County School District No. 10 Tacoma GO, 4.00%, 06/01/20 (GTD)	65	67,836
Port of Seattle WA RB, 5.50%, 09/01/20 (NPFGC)	390	419,149
State of Washington COP
5.00%, 07/01/20	75	79,727
Series A, 5.00%, 07/01/20	380	403,948
Series B, 4.00%, 07/01/20	200	208,702
State of Washington GO
5.00%, 07/01/20	620	659,953
Series 03-C, 0.00%, 06/01/20 (NPFGC)(a)	140	135,082
Series 2011A, 5.00%, 08/01/23 (PR 08/01/20)	450	480,280
Series 2011A, 5.00%, 08/01/26 (PR 08/01/20)	75	80,047
Series 2011A, 5.00%, 08/01/30 (PR 08/01/20)	575	613,692
Series A, 5.00%, 07/01/20	505	537,542
Series A, 5.00%, 08/01/20	100	106,708
Series B, 5.00%, 08/01/20	780	832,322
Series B-1, 5.00%, 08/01/20	295	314,789
Series C, 5.00%, 06/01/20	225	238,943
Series D, 5.00%, 07/01/20	30	31,933
Series R, 4.00%, 07/01/20	300	313,473
Series R, 5.00%, 07/01/20	310	329,976
Series R-2011B, 5.00%, 07/01/20	705	750,430
Series R-2012C, 5.00%, 07/01/20	60	63,866
Security	Par (000)	Value
Washington (continued)
Series R-2013A, 5.00%, 07/01/20	$ 370	$ 393,843
Series R-2014A, 5.00%, 07/01/20	270	287,399
Series R-2014B, 5.00%, 07/01/20	275	292,721
Series R-2015, 5.00%, 07/01/20	275	292,721
Series R-2015-C, 5.00%, 07/01/20	640	681,242
Series R-2015E, 5.00%, 07/01/20	75	79,833
Series R-2016C, 5.00%, 07/01/20	75	79,833
Series R-2017A, 5.00%, 08/01/20	700	746,956
Series R-F, 5.00%, 07/01/20	150	159,666
State of Washington RB
5.00%, 07/01/20	70	74,540
5.00%, 09/01/20	1,100	1,173,535
University of Washington RB
5.00%, 07/01/20	185	196,884
Series A, 5.00%, 07/01/20	345	367,163
Series B, 5.00%, 06/01/20	150	159,267
Series C, 5.00%, 07/01/20	250	266,060
		18,422,557
West Virginia — 0.7%
State of West Virginia GO
4.00%, 06/01/20	165	172,105
Series A, 4.00%, 06/01/20	250	260,765
Series A, 5.00%, 06/01/20	555	589,288
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/20, (ETM)	375	400,646
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/20	95	101,180
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/20	305	324,840
		1,848,824
Wisconsin — 2.2%
City of Milwaukee WI Sewerage System Revenue RB
Series S1, 5.00%, 06/01/20	120	127,297
Series S7, 5.00%, 06/01/20	495	525,101
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/20 (ETM)	100	104,344
Series 1, 5.00%, 06/01/20 (ETM)	2,215	2,350,558
Series 2, 5.00%, 06/01/20 (ETM)	295	313,180
Series 4, 5.00%, 06/01/20 (ETM)	190	201,812
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/20	100	106,314
Wisconsin Department of Transportation RB
Series 1, 3.50%, 07/01/20	15	15,521
Series 1, 5.00%, 07/01/20	465	494,779
Series 2, 5.00%, 07/01/20	465	494,778
Series A, 5.00%, 07/01/20	195	207,488
Series A, 5.00%, 07/01/20 (AGM)	695	739,223
Series I, 5.00%, 07/01/20 (NPFGC)	170	180,887
WPPI Energy RB Series A, 5.00%, 07/01/20	340	361,703
		6,222,985
Total Municipal Debt Obligations — 98.9% (Cost: $281,633,132)		279,823,093

iShares® iBonds Sep 2020 Term Muni Bond ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares (000)	Value
Short-Term Investments
Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash, 1.31%(c)(d)	1,341	$ 1,341,544
Total Short-Term Investments — 0.5% (Cost: $1,341,537)		1,341,544
Total Investments in Securities — 99.4% (Cost: $282,974,669)		281,164,637
Other Assets, Less Liabilities — 0.6%		1,657,474
Net Assets — 100.0%		$ 282,822,111
(a)	Zero-coupon bond.
(b)	Security is payable upon demand on each reset date.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18 (000)	Net Activity (000)	Shares Held at 06/30/18 (000)	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: Muni Cash	659	682	1,341	$1,341,544	$ 2,206	$ 190	$ 7
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$ —	$279,823,093	$ —	$279,823,093
Money Market Funds	1,341,544	—	—	1,341,544
	$ 1,341,544	$279,823,093	$ —	$281,164,637
Portfolio Abbreviations - Fixed Income
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
SGI	Syncora Guarantee Inc.

ST	Special Tax
TA	Tax Allocation

iShares® India 50 ETF
Consolidated Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Automobiles — 7.9%
Bajaj Auto Ltd.	164,248	$ 6,737,009
Hero MotoCorp. Ltd.	157,005	7,959,671
Mahindra & Mahindra Ltd.	1,126,068	14,754,014
Maruti Suzuki India Ltd.	160,659	20,694,914
Tata Motors Ltd.(a)	2,243,590	8,818,489
		58,964,097
Banks — 26.7%
Axis Bank Ltd.	1,696,002	12,644,207
Axis Bank Ltd., GDR, NVS(b)	76,745	2,862,588
HDFC Bank Ltd., ADR, NVS	116,651	12,250,688
HDFC Bank Ltd.	2,087,463	64,238,654
ICICI Bank Ltd.	7,772,957	31,243,850
IndusInd Bank Ltd.	616,532	17,386,895
Kotak Mahindra Bank Ltd.	1,612,727	31,610,767
State Bank of India(a)	4,530,719	17,150,142
Yes Bank Ltd.	2,228,038	11,045,072
		200,432,863
Chemicals — 1.9%
Asian Paints Ltd.	544,130	10,041,964
UPL Ltd.	446,571	4,033,250
		14,075,214
Construction & Engineering — 3.7%
Larsen & Toubro Ltd.	1,490,994	27,748,178
Construction Materials — 1.9%
Grasim Industries Ltd.	476,304	6,999,441
UltraTech Cement Ltd.	126,103	7,028,197
		14,027,638
Consumer Finance — 1.3%
Bajaj Finance Ltd.	286,431	9,600,027
Diversified Telecommunication Services — 0.6%
Bharti Infratel Ltd.	1,035,326	4,541,593
Electric Utilities — 1.0%
Power Grid Corp. of India Ltd.	2,716,922	7,409,427
Gas Utilities — 0.7%
GAIL India Ltd.	1,062,329	5,275,596
Household Products — 2.8%
Hindustan Unilever Ltd.	863,432	20,681,915
Independent Power and Renewable Electricity Producers — 1.2%
NTPC Ltd.	3,789,055	8,829,054
Insurance — 0.8%
Bajaj Finserv Ltd.	72,993	6,201,555
IT Services — 13.4%
HCL Technologies Ltd.	671,915	9,083,577
Infosys Ltd.	2,296,819	43,821,087
Tata Consultancy Services Ltd.	1,295,761	34,944,792
Tech Mahindra Ltd.	757,456	7,246,217
Wipro Ltd.	1,375,867	5,251,247
		100,346,920
Machinery — 0.9%
Eicher Motors Ltd.	16,448	6,863,544
Security	Shares	Value
Media — 0.7%
Zee Entertainment Enterprises Ltd.	671,430	$ 5,330,575
Metals & Mining — 2.8%
Hindalco Industries Ltd.	1,759,880	5,920,636
Tata Steel Ltd.	910,901	7,548,187
Vedanta Ltd.	2,246,913	7,746,053
		21,214,876
Oil, Gas & Consumable Fuels — 11.8%
Bharat Petroleum Corp. Ltd.	941,242	5,128,302
Coal India Ltd.	1,572,973	6,068,969
Hindustan Petroleum Corp. Ltd.	901,174	3,409,243
Indian Oil Corp. Ltd.	2,577,428	5,868,478
Oil & Natural Gas Corp. Ltd.	3,412,822	7,890,112
Reliance Industries Ltd.	4,247,506	60,285,882
		88,650,986
Pharmaceuticals — 3.3%
Cipla Ltd./India	616,715	5,550,570
Dr. Reddy's Laboratories Ltd.	147,292	4,804,860
Lupin Ltd.	289,373	3,817,198
Sun Pharmaceutical Industries Ltd.	1,332,967	10,972,683
		25,145,311
Textiles, Apparel & Luxury Goods — 0.9%
Titan Co. Ltd.	503,692	6,458,344
Thrifts & Mortgage Finance — 8.1%
Housing Development Finance Corp. Ltd.	1,949,760	54,299,600
Indiabulls Housing Finance Ltd.	396,315	6,608,624
		60,908,224
Tobacco — 5.3%
ITC Ltd.	10,326,197	40,120,173
Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd.	856,886	4,666,817
Wireless Telecommunication Services — 1.2%
Bharti Airtel Ltd.	1,593,788	8,884,877
Total Common Stocks — 99.5% (Cost: $457,559,057)		746,377,804
Short-Term Investments
Money Market Funds — 1.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	12,964,104	12,964,104
Total Short-Term Investments — 1.7% (Cost: $12,964,104)		12,964,104
Total Investments in Securities — 101.2% (Cost: $470,523,161)		759,341,908
Other Assets, Less Liabilities — (1.2)%		(8,827,760)
Net Assets — 100.0%		$ 750,514,148

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

iShares® India 50 ETF
Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	12,964,104	12,964,104	$12,964,104	$62,860	$ —	$ —
Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	38	09/21/18	$ 2,020	$ (49,377)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$746,377,804	$ —	$ —	$746,377,804
Money Market Funds	12,964,104	—	—	12,964,104
	$759,341,908	$ —	$ —	$759,341,908
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (49,377)	$ —	$ —	$ (49,377)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares

iShares® International Developed Property ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 10.3%
Abacus Property Group	57,326	$ 159,679
Arena REIT	44,880	71,293
Astro Japan Property Group, NVS(a)	9,504	351
Aveo Group	77,880	139,826
BGP Holdings PLC(a)	1,986,852	23
BWP Trust	89,960	216,018
Cedar Woods Properties Ltd.	10,360	44,090
Charter Hall Group	82,063	395,322
Charter Hall Long Wale REIT	31,258	101,618
Charter Hall Retail REIT	60,984	188,793
Cromwell Property Group	285,778	236,485
Dexus	179,984	1,291,247
Folkestone Education Trust	41,760	82,998
Gateway Lifestyle	53,280	91,723
GDI Property Group	83,830	79,900
Goodman Group	285,200	2,027,126
GPT Group (The)	319,701	1,195,228
Growthpoint Properties Australia Ltd.	45,583	121,581
Hotel Property Investments	23,840	55,661
Industria REIT	19,240	37,671
Ingenia Communities Group	35,734	81,318
Investa Office Fund	90,589	350,053
LendLease Group	103,729	1,518,241
Mirvac Group	668,160	1,071,264
New South Resources Ltd.(b)	97,760	118,818
Propertylink Group	58,401	45,739
Rural Funds Group(c)	44,628	69,904
Scentre Group	949,271	3,079,009
Servcorp Ltd.	9,200	28,277
Shopping Centres Australasia Property Group	126,445	228,888
Stockland	433,560	1,271,733
Vicinity Centres	576,927	1,104,020
Villa World Ltd.	20,400	33,461
Viva Energy REIT	80,360	133,591
		15,670,949
Austria — 1.1%
BUWOG AG	19,945	670,660
CA Immobilien Anlagen AG	12,819	427,153
IMMOFINANZ AG	17,576	418,626
S IMMO AG	9,538	186,195
		1,702,634
Belgium — 1.0%
Aedifica SA	3,138	286,141
Befimmo SA	4,298	264,957
Cofinimmo SA	3,790	467,282
Intervest Offices & Warehouses NV	2,920	73,810
Retail Estates NV	1,344	119,729
Warehouses De Pauw CVA	2,880	364,500
		1,576,419
British Virgin Islands — 0.1%
MAS Real Estate Inc.(c)	73,800	113,072
Canada — 2.9%
Agellan Commerical REIT	3,040	31,175
Allied Properties REIT	8,360	265,967
Artis REIT	13,029	129,849
Boardwalk REIT(c)	3,961	137,519
Canadian Apartment Properties REIT	12,520	405,738
Security	Shares	Value
Canada (continued)
Choice Properties REIT	24,326	$ 223,945
Cominar REIT	15,631	152,335
Crombie REIT	8,280	80,065
CT REIT	5,383	52,789
Dream Global REIT	15,227	166,224
Dream Industrial REIT	5,840	45,816
Dream Office REIT	5,337	95,059
Dream Unlimited Corp., Class A(b)	11,960	88,465
First Capital Realty Inc.	29,706	466,552
Granite REIT	3,941	160,642
H&R REIT	25,640	392,168
InterRent REIT	7,960	66,563
Killam Apartment REIT	6,560	74,704
Morguard North American REIT	3,160	36,105
Morguard REIT	4,515	45,444
Northview Apartment Real Estate Investment Trust	3,880	77,515
NorthWest Healthcare Properties REIT	8,200	70,377
RioCan REIT	29,000	532,403
Slate Office REIT	5,160	29,890
Slate Retail REIT, NVS(b)	3,680	35,976
SmartCentres Real Estate Investment Trust	12,129	281,499
Summit Industrial Income REIT	4,640	30,899
Tricon Capital Group Inc.	24,049	201,650
		4,377,333
China — 0.4%
China Merchants Land Ltd.	240,000	41,298
Gemdale Properties & Investment Corp. Ltd.	800,000	86,675
Greenland Hong Kong Holdings Ltd.	115,000	42,655
K Wah International Holdings Ltd.	221,000	127,325
Nam Tai Property Inc.	4,000	44,000
Road King Infrastructure Ltd.	42,000	73,449
Spring REIT	154,000	65,365
Yuexiu REIT	200,000	134,345
Zhuguang Holdings Group Co. Ltd.(b)	334,000	59,601
		674,713
Denmark — 0.0%
TK Development A/S(b)	11,840	12,802
Finland — 0.2%
Citycon OYJ	67,549	146,219
Technopolis OYJ	20,920	94,159
		240,378
France — 7.0%
Altarea SCA	671	159,427
Covivio	9,640	1,002,837
Gecina SA	8,572	1,434,181
ICADE	8,169	765,879
Klepierre SA	37,090	1,396,569
Mercialys SA	10,040	174,778
Nexity SA	8,246	520,854
Unibail-Rodamco-Westfield	17,800	3,918,522
Unibail-Rodamco-Westfield New(b)	6,325	1,392,396
		10,765,443
Germany — 7.6%
ADLER Real Estate AG(b)	4,835	81,289
ADO Properties SA(d)	4,778	259,738
alstria office REIT AG	26,831	403,173
Deutsche Euroshop AG	9,000	317,971
Deutsche Wohnen SE, Bearer	63,200	3,054,872

iShares® International Developed Property ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
DIC Asset AG	8,349	$ 93,677
Grand City Properties SA	19,155	497,385
Hamborner REIT AG	14,310	152,207
LEG Immobilien AG	11,160	1,212,820
PATRIZIA Immobilien AG	8,006	154,326
TAG Immobilien AG	25,892	569,235
TLG Immobilien AG	14,080	375,469
Vonovia SE	91,173	4,338,864
WCM Beteiligungs & Grundbesitz-AG	4,808	22,314
		11,533,340
Hong Kong — 16.1%
Asia Standard International Group Ltd.	80,000	18,253
Champion REIT	360,000	239,068
Chinese Estates Holdings Ltd.(c)	87,000	113,110
CK Asset Holdings Ltd.	470,500	3,736,197
CSI Properties Ltd.	968,000	57,373
Emperor International Holdings Ltd.	161,000	46,789
Far East Consortium International Ltd./HK	160,000	95,240
Great Eagle Holdings Ltd.	45,000	219,681
Hang Lung Group Ltd.	160,000	448,668
Hang Lung Properties Ltd.	366,000	754,817
Henderson Land Development Co. Ltd.	272,404	1,440,933
HKR International Ltd.	96,000	58,857
Hongkong Land Holdings Ltd.	208,000	1,487,200
Hysan Development Co. Ltd.	91,000	508,040
International Entertainment Corp.(b)	62,000	11,459
Kerry Properties Ltd.	111,000	531,270
Kowloon Development Co. Ltd.	40,000	45,071
Lai Sun Development Co. Ltd.	41,560	69,395
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	117,000	48,020
Link REIT	391,000	3,570,879
Liu Chong Hing Investment Ltd.	48,000	75,866
Master Glory Group Ltd.(b)	1,260,000	8,512
New World Development Co. Ltd.	1,000,000	1,407,185
Prosperity REIT	240,000	97,279
Sino Land Co. Ltd.	560,000	910,795
Soundwill Holdings Ltd.(c)	20,000	33,038
Sun Hung Kai Properties Ltd.	296,000	4,467,099
Sunlight REIT	160,000	110,535
Swire Properties Ltd.	184,800	683,096
Wang On Properties Ltd.(c)	728,000	102,072
Wharf Holdings Ltd. (The)	224,000	719,500
Wharf Real Estate Investment Co. Ltd.	211,000	1,502,062
Wheelock & Co. Ltd.	142,000	989,147
		24,606,506
Ireland — 0.4%
Green REIT PLC	128,280	221,665
Hibernia REIT PLC	126,288	221,171
Irish Residential Properties REIT PLC	64,541	103,990
		546,826
Isreal — 1.1%
ADO Group Ltd.(b)	2,190	43,824
Africa Israel Properties Ltd.(b)	2,080	47,140
Airport City Ltd.(b)	13,209	146,176
Alony Hetz Properties & Investments Ltd.	20,000	183,579
Alrov Properties and Lodgings Ltd.	1,321	41,202
Amot Investments Ltd.	24,618	123,071
Azrieli Group Ltd.	6,440	319,137
Security	Shares	Value
Isreal (continued)
Big Shopping Centers Ltd.	823	$ 55,488
Blue Square Real Estate Ltd.	795	27,365
Gazit-Globe Ltd.	16,822	154,868
Jerusalem Economy Ltd.(b)	35,720	85,696
Melisron Ltd.	3,093	128,027
Norstar Holdings Inc.	2,940	51,884
Property & Building Corp. Ltd.	440	34,005
REIT 1 Ltd.	31,960	126,598
Sella Capital Real Estate Ltd.	34,360	61,360
Summit Real Estate Holdings Ltd.	5,921	50,240
		1,679,660
Italy — 0.1%
Beni Stabili SpA SIIQ	178,080	156,042
Immobiliare Grande Distribuzione SIIQ SpA	8,914	71,625
		227,667
Japan — 27.8%
Activia Properties Inc.	122	559,527
Advance Residence Investment Corp.	240	614,924
Aeon Mall Co. Ltd.	20,180	362,553
AEON REIT Investment Corp.	237	273,235
Ardepro Co. Ltd.	30,100	16,848
Arealink Co. Ltd.	3,000	83,014
Comforia Residential REIT Inc.	112	263,910
Daibiru Corp.	7,900	80,380
Daikyo Inc.	6,400	140,116
Daito Trust Construction Co. Ltd.	13,700	2,227,572
Daiwa House Industry Co. Ltd.	120,000	4,090,823
Daiwa House REIT Investment Corp.	307	728,662
Daiwa Office Investment Corp.	57	327,288
Frontier Real Estate Investment Corp.	94	377,646
Fukuoka REIT Corp.	137	217,191
Global One Real Estate Investment Corp.	160	161,062
GLP J-REIT	600	637,024
Goldcrest Co. Ltd.	4,000	65,111
Hankyu REIT Inc.	116	143,789
Health Care & Medical Investment Corp.	40	40,807
Heiwa Real Estate Co. Ltd.	7,000	124,814
Heiwa Real Estate REIT Inc.	185	184,557
Hoshino Resorts REIT Inc.	40	207,647
Hulic Co. Ltd.	85,200	909,959
Hulic Reit Inc.	180	278,861
Ichigo Hotel REIT Investment Corp.	40	50,305
Ichigo Inc.	35,100	164,781
Ichigo Office REIT Investment	240	191,974
Industrial & Infrastructure Fund Investment Corp.	280	311,940
Invesco Office J-Reit Inc.	1,520	210,507
Invincible Investment Corp.	728	327,966
Japan Excellent Inc.	240	309,195
Japan Hotel REIT Investment Corp.	697	522,286
Japan Logistics Fund Inc.	165	336,212
Japan Prime Realty Investment Corp.	168	610,482
Japan Real Estate Investment Corp.	245	1,296,168
Japan Rental Housing Investments Inc.	298	239,713
Japan Retail Fund Investment Corp.	480	864,966
Keihanshin Building Co. Ltd.	8,000	66,014
Kenedix Office Investment Corp.	80	496,908
Kenedix Residential Next Investment Corp.	120	179,190
Kenedix Retail REIT Corp.	95	209,872
LaSalle Logiport REIT	200	198,258

iShares® International Developed Property ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Leopalace21 Corp.	46,200	$ 253,179
MCUBS MidCity Investment Corp.	261	195,341
Mirai Corp.(c)	53	91,774
Mitsubishi Estate Co. Ltd.	248,100	4,338,642
Mitsubishi Estate Logistics REIT Investment Corp.(c)	40	97,251
Mitsui Fudosan Co. Ltd.	177,056	4,274,344
Mitsui Fudosan Logistics Park Inc.	40	122,241
Mori Hills REIT Investment Corp.	275	352,796
Mori Trust Hotel Reit Inc.	65	88,024
Mori Trust Sogo REIT Inc.	174	249,301
Mugen Estate Co. Ltd.(c)	3,000	28,655
Nippon Accommodations Fund Inc.	90	409,516
Nippon Building Fund Inc.	252	1,453,781
Nippon Commercial Development Co. Ltd.	3,100	51,301
Nippon Prologis REIT Inc.	389	807,044
NIPPON REIT Investment Corp.	80	232,203
Nisshin Fudosan Co.	4,000	24,918
Nomura Real Estate Holdings Inc.	24,000	532,587
Nomura Real Estate Master Fund Inc.	771	1,087,955
NTT Urban Development Corp.	20,000	214,869
One REIT Inc.	40	93,134
Ooedo Onsen Reit Investment Corp.	40	31,671
Orix JREIT Inc.	480	766,596
Premier Investment Corp.	240	243,543
Sakura Sogo REIT Investment Corp.	40	32,935
SAMTY Co. Ltd.(c)	4,000	73,308
Samty Residential Investment Corp.	40	35,354
Sekisui House Reit Inc.	646	423,415
Shinoken Group Co. Ltd.	8,000	121,771
Star Asia Investment Corp.	80	79,303
Star Mica Co. Ltd.	3,600	72,120
Starts Proceed Investment Corp.	40	60,019
Sumitomo Realty & Development Co. Ltd.	85,000	3,137,859
Sun Frontier Fudousan Co. Ltd.	4,000	47,343
Takara Leben Co. Ltd.	12,000	44,960
TOC Co. Ltd.	13,100	95,443
Tokyo Tatemono Co. Ltd.	37,600	516,315
Tokyo Theatres Co. Inc.	2,600	33,379
Tokyu Fudosan Holdings Corp.	90,700	640,341
Tokyu REIT Inc.	179	240,789
Tosei Corp.	4,000	42,396
Tosei Reit Investment Corp.	40	41,132
United Urban Investment Corp.	526	816,317
Unizo Holdings Co. Ltd.	4,000	74,572
		42,373,794
Netherlands — 0.7%
Brack Capital Properties NV(b)	761	83,215
Eurocommercial Properties NV	8,920	378,673
NSI NV	3,240	135,805
Vastned Retail NV	2,827	133,347
Wereldhave NV	7,208	283,272
		1,014,312
New Zealand — 0.6%
Argosy Property Ltd.	147,612	106,937
Goodman Property Trust	177,352	174,110
Investore Property Ltd.	44,634	45,027
Kiwi Property Group Ltd.	254,054	231,350
Precinct Properties New Zealand Ltd.	166,784	152,443
Stride Property Group	72,129	89,368
Security	Shares	Value
New Zealand (continued)
Vital Healthcare Property Trust	61,640	$ 83,884
		883,119
Norway — 0.2%
Entra ASA(d)	22,110	301,658
Selvaag Bolig ASA	8,240	42,259
		343,917
Singapore — 6.6%
AIMS AMP Capital Industrial REIT(c)	112,685	114,049
Ascendas Hospitality Trust	139,300	79,688
Ascendas REIT	432,436	837,280
Ascott Residence Trust(c)	232,743	182,644
Cache Logistics Trust	192,080	108,472
CapitaLand Commercial Trust	476,964	580,682
CapitaLand Ltd.	441,200	1,022,510
CapitaLand Mall Trust	484,000	734,785
CapitaLand Retail China Trust	108,060	120,463
CDL Hospitality Trusts	135,100	155,561
City Developments Ltd.	108,000	865,743
Cromwell European REIT(b)	68,000	47,239
ESR-REIT	252,099	94,294
Far East Hospitality Trust	150,500	70,090
First REIT	108,000	105,347
Fortune REIT	240,000	282,049
Frasers Centrepoint Trust(c)	103,100	167,107
Frasers Commercial Trust	110,000	111,331
Frasers Logistics & Industrial Trust	260,000	200,220
Frasers Property Ltd.	67,100	81,199
GSH Corp. Ltd.(b)	137,600	47,935
GSH Corp. Ltd. New(c)	31,200	10,869
GuocoLand Ltd.(c)	48,000	71,463
Keppel DC REIT, NVS	167,424	166,994
Keppel REIT	318,500	256,949
Lippo Malls Indonesia Retail Trust	348,000	80,396
Manulife US Real Estate Investment Trust	209,100	178,780
Mapletree Commercial Trust	341,521	393,244
Mapletree Industrial Trust	216,040	305,799
Mapletree Logistics Trust	368,064	332,027
Mapletree North Asia Commercial Trust(c)	375,000	313,531
OUE Hospitality Trust	203,100	118,419
OUE Ltd.	52,500	60,066
Parkway Life REIT	71,100	141,835
Sabana Shari'ah Compliant Industrial REIT	154,220	49,767
Soilbuild Business Space REIT	119,080	56,767
SPH REIT	119,500	86,766
Starhill Global REIT	276,000	130,561
Suntec REIT	396,400	502,950
UOL Group Ltd.	98,200	548,796
Wheelock Properties Singapore Ltd.(c)	48,400	57,860
Wing Tai Holdings Ltd.(c)	64,050	93,480
Yoma Strategic Holdings Ltd.	216,033	58,623
		10,024,630
South Africa — 0.6%
NEPI Rockcastle PLC	103,336	923,267
Spain — 1.6%
Aedas Homes SAU(b)(d)	4,120	146,233
Axiare Patrimonio SOCIMI SA	1,960	40,139
Hispania Activos Inmobiliarios SOCIMI SA	19,680	418,878
Inmobiliaria Colonial SOCIMI SA	56,840	628,131

iShares® International Developed Property ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Lar Espana Real Estate SOCIMI SA	16,861	$ 188,199
Merlin Properties SOCIMI SA	59,614	866,897
Metrovacesa SA(b)(d)	7,200	126,095
Quabit Inmobiliaria SA(b)	16,143	36,376
Realia Business SA(b)	30,629	38,193
		2,489,141
Sweden — 2.4%
Castellum AB	48,106	780,526
D. Carnegie & Co. AB(b)	7,977	129,472
Dios Fastigheter AB	14,433	86,717
Fabege AB	49,800	594,973
Fastighets AB Balder, Class B(b)	17,218	449,985
Hemfosa Fastigheter AB	28,101	329,196
Hufvudstaden AB, Class A	21,920	314,368
Klovern AB, Class B	92,752	103,058
Kungsleden AB	33,734	233,038
Magnolia Bostad AB	3,200	22,893
Wallenstam AB, Class B	39,234	353,264
Wihlborgs Fastigheter AB	24,104	279,247
		3,676,737
Switzerland — 1.7%
Allreal Holding AG, Registered(b)	2,542	413,448
Intershop Holdings AG	283	143,930
Mobimo Holding AG, Registered	1,118	275,855
PSP Swiss Property AG, Registered	7,135	661,080
Swiss Prime Site AG, Registered	12,626	1,159,031
		2,653,344
United Kingdom — 8.8%
AEW UK Long Lease REIT PLC(d)	10,240	12,235
Assura PLC	428,600	325,935
Big Yellow Group PLC	26,754	336,795
British Land Co. PLC (The)	177,454	1,574,855
Capital & Counties Properties PLC	136,258	516,838
Capital & Regional PLC	95,520	64,190
Civitas Social Housing PLC	33,720	47,635
Derwent London PLC	19,954	818,253
Empiric Student Property PLC	102,048	119,370
F&C Commercial Property Trust Ltd.	146,458	291,202
Grainger PLC	74,251	301,932
Great Portland Estates PLC	50,129	472,810
Hammerson PLC	141,594	976,946
Hansteen Holdings PLC	71,326	98,123
Helical PLC	18,400	82,352
Intu Properties PLC(c)	157,466	374,626
Land Securities Group PLC	134,126	1,694,478
LondonMetric Property PLC	124,305	303,611
Security	Shares	Value
United Kingdom (continued)
LXI REIT PLC	34,080	$ 49,719
NewRiver REIT PLC	54,840	195,487
Picton Property Income Ltd. (The)	101,320	121,729
Primary Health Properties PLC	130,915	201,532
RDI REIT PLC	238,733	110,158
Regional REIT Ltd.(d)	59,771	74,967
Safestore Holdings PLC	37,905	274,992
Schroder REIT Ltd.	95,920	78,136
Segro PLC	179,600	1,587,261
Shaftesbury PLC	44,400	548,382
St. Modwen Properties PLC	32,720	181,607
Tritax Big Box REIT PLC	271,892	559,627
UK Commercial Property Trust Ltd./fund	122,760	142,625
UNITE Group PLC (The)	45,920	521,989
Workspace Group PLC	23,500	335,080
		13,395,477
Total Common Stocks — 99.3% (Cost: $166,867,355)		151,505,480
Short-Term Investments
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(e)(f)(g)	1,765,650	1,766,003
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(e)(f)	28,904	28,904
		1,794,907
Total Short-Term Investments — 1.2% (Cost: $1,794,574)		1,794,907
Total Investments in Securities — 100.5% (Cost: $168,661,929)		153,300,387
Other Assets, Less Liabilities — (0.5)%		(691,525)
Net Assets — 100.0%		$ 152,608,862

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® International Developed Property ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,461,323	(695,673)	1,765,650	$1,766,003	$14,935 (a)	$ (29)	$ 453
BlackRock Cash Funds: Treasury, SL Agency Shares	85,658	(56,754)	28,904	28,904	568	—	—
				$1,794,907	$15,503	$ (29)	$ 453

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$151,505,106	$ —	$ 374	$151,505,480
Money Market Funds	1,794,907	—	—	1,794,907
	$153,300,013	$ —	$ 374	$153,300,387
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® International Dividend Growth ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 1.3%
Amcor Ltd./Australia	18,282	$ 194,645
Aristocrat Leisure Ltd.	4,536	103,559
Challenger Ltd./Australia	9,009	78,744
Corporate Travel Management Ltd.	777	15,673
CSL Ltd.	1,738	247,347
Domino's Pizza Enterprises Ltd.(a)	756	29,169
Nufarm Ltd./Australia	1,764	11,547
Ramsay Health Care Ltd.	1,680	67,004
Washington H Soul Pattinson & Co. Ltd.	1,722	26,324
		774,012
Austria — 0.1%
Voestalpine AG	1,078	49,653
Belgium — 0.5%
Ageas	3,822	192,819
Melexis NV	330	30,631
UCB SA	987	77,601
		301,051
Brazil — 0.5%
Ambev SA	44,000	205,624
Ultrapar Participacoes SA	6,600	78,825
		284,449
Canada — 13.4%
Alimentation Couche-Tard Inc., Class B	1,254	54,442
Atco Ltd./Canada, Class I, NVS	1,071	33,039
Bank of Montreal	8,976	693,406
Bank of Nova Scotia (The)	18,656	1,055,724
Boyd Group Income Fund	168	14,969
Brookfield Asset Management Inc., Class A	4,994	202,463
Canadian Imperial Bank of Commerce	7,480	650,281
Canadian National Railway Co.	4,268	348,883
Canadian Natural Resources Ltd.	10,516	379,326
Canadian Tire Corp. Ltd., Class A, NVS	550	71,747
Canadian Utilities Ltd., Class A, NVS	2,380	60,068
Canadian Western Bank	1,533	40,380
CI Financial Corp.	5,628	101,098
Cogeco Communications Inc.	357	17,673
Dollarama Inc.	726	28,125
Emera Inc.	4,686	152,466
Empire Co. Ltd., Class A, NVS	1,281	25,699
Equitable Group Inc.	374	16,934
Finning International Inc.	1,680	41,443
Fortis Inc./Canada	6,279	200,573
Genworth MI Canada Inc.	1,428	46,440
Gildan Activewear Inc.	1,342	37,777
Imperial Oil Ltd.	1,224	40,662
Intact Financial Corp.	1,491	105,694
Laurentian Bank of Canada	1,200	40,923
Loblaw Companies Ltd.	1,518	78,009
Magna International Inc.	2,398	139,383
Methanex Corp.	672	47,489
Metro Inc.	1,659	56,361
National Bank of Canada	5,082	243,853
Royal Bank of Canada	19,558	1,471,775
SNC-Lavalin Group Inc.	1,260	55,613
Stantec Inc.	924	23,749
TELUS Corp.	3,432	121,840
Toromont Industries Ltd.	420	18,154
Security	Shares	Value
Canada (continued)
Toronto-Dominion Bank (The)	22,616	$ 1,308,185
Transcontinental Inc., Class A	966	22,420
		8,047,066
China — 1.6%
Beijing Capital International Airport Co. Ltd., Class H	2,000	2,108
China Everbright International Ltd.	24,000	31,019
China Gas Holdings Ltd.	8,400	33,780
China Overseas Land & Investment Ltd.	52,000	171,335
China Resources Gas Group Ltd.	4,000	17,335
China Resources Land Ltd.	44,000	148,341
Guangdong Investment Ltd.	44,000	69,880
Hengan International Group Co. Ltd.	11,000	105,857
Lee & Man Paper Manufacturing Ltd.	21,000	21,253
Longfor Properties Co. Ltd.	22,000	59,308
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,200	11,590
Sinopharm Group Co. Ltd., Class H	9,600	38,606
Sinotrans Ltd., Class H	21,000	11,082
Tencent Holdings Ltd.	4,400	220,857
Tongda Group Holdings Ltd.	10,000	2,027
		944,378
Denmark — 0.5%
Chr Hansen Holding A/S	462	42,671
Coloplast A/S, Class B	1,134	113,338
DSV A/S	210	16,967
GN Store Nord A/S	441	20,096
Novozymes A/S, Class B	1,071	54,326
Ringkjoebing Landbobank A/S	504	28,195
Schouw & Co. A/S	220	19,427
		295,020
Finland — 0.4%
Amer Sports OYJ	1,248	39,371
Huhtamaki OYJ	798	29,526
Tieto OYJ	1,176	38,115
Wartsila OYJ Abp	7,980	156,806
		263,818
France — 11.4%
Air Liquide SA	3,843	483,239
Airbus SE	3,498	409,471
Arkema SA, NVS	616	72,928
Atos SE	572	78,104
AXA SA, NVS	42,856	1,051,518
Cie. Plastic Omnium SA, NVS	660	27,903
Dassault Systemes SE, NVS	330	46,235
Essilor International Cie Generale d'Optique SA, NVS	987	139,322
Eurofins Scientific SE, NVS	44	24,474
Hermes International, NVS	88	53,817
Imerys SA, NVS	418	33,796
Ingenico Group SA, NVS	616	55,379
IPSOS, NVS	624	21,332
Legrand SA	1,365	100,244
L'Oreal SA	1,650	407,446
LVMH Moet Hennessy Louis Vuitton SE, NVS	1,628	542,100
Publicis Groupe SA, NVS(a)	2,562	176,305
Rubis SCA	840	52,470
Safran SA	2,706	328,735
Sanofi, NVS	20,218	1,620,520
SCOR SE	3,213	119,368
SEB SA, NVS	132	23,056
Societe Generale SA, NVS	16,874	711,510

iShares® International Dividend Growth ETF
Schedule of Investments (unaudited)(continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Sodexo SA, NVS	1,078	$ 107,763
Stef SA	75	9,037
Teleperformance, NVS	308	54,408
Valeo SA, NVS	2,090	114,249
		6,864,729
Germany — 8.2%
1&1 Drillisch AG	588	33,475
BASF SE	12,584	1,203,459
Bayer AG, Registered	9,218	1,015,440
Bayerische Motoren Werke AG	5,676	514,455
Bechtle AG	315	24,310
Bertrandt AG	105	9,973
Brenntag AG	1,092	60,841
Continental AG	792	180,825
Duerr AG	588	27,317
Fresenius Medical Care AG & Co. KGaA	924	93,188
Fresenius SE & Co. KGaA	1,596	128,203
Gerresheimer AG	252	20,448
GRENKE AG	189	21,592
HeidelbergCement AG	1,254	105,533
Henkel AG & Co. KGaA	966	107,428
Krones AG	176	22,748
Merck KGaA	756	73,809
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,750	581,309
Rational AG	42	27,412
SAP SE	5,632	650,660
Symrise AG	693	60,764
		4,963,189
Hong Kong — 3.0%
AIA Group Ltd.	61,600	538,626
CK Infrastructure Holdings Ltd.	12,000	88,943
CLP Holdings Ltd.	25,500	274,650
Hang Seng Bank Ltd.	11,000	275,089
Henderson Land Development Co. Ltd.	23,320	123,356
Hong Kong & China Gas Co. Ltd.	70,268	134,527
Hysan Development Co. Ltd.	3,000	16,748
Minth Group Ltd.(a)	2,000	8,451
MTR Corp. Ltd.	14,500	80,212
New World Development Co. Ltd.	88,000	123,832
Samsonite International SA	13,200	46,689
Swire Properties Ltd.	13,200	48,793
Techtronic Industries Co. Ltd.	12,000	66,918
Wheelock & Co. Ltd.	1,000	6,966
		1,833,800
Hungary — 0.1%
OTP Bank Nyrt	1,804	65,340
India — 1.8%
Asian Paints Ltd.	801	14,783
Housing Development Finance Corp. Ltd.	420	11,697
Infosys Ltd., ADR, NVS(a)	27,981	543,671
Larsen & Toubro Ltd., GDR NVS(b)	13,713	251,496
National Aluminium Co. Ltd.	14,200	13,409
Reliance Industries Ltd., GDR, NVS(c)	9,744	273,806
		1,108,862
Indonesia — 0.3%
Bank Central Asia Tbk PT	44,000	65,939
Bank Rakyat Indonesia Persero Tbk PT	501,600	99,410
Security	Shares	Value
Indonesia (continued)
Indofood CBP Sukses Makmur Tbk PT	26,400	$ 16,304
		181,653
Ireland — 0.5%
C&C Group PLC	11,361	42,977
Glanbia PLC	588	10,916
Kerry Group PLC, Class A	462	48,331
Kingspan Group PLC	557	27,886
Paddy Power Betfair PLC	525	58,231
Smurfit Kappa Group PLC	2,200	89,131
		277,472
Isreal — 0.0%
Azrieli Group Ltd.	441	21,854
Italy — 0.3%
A2A SpA	19,362	33,570
ACEA SpA	612	9,103
DiaSorin SpA	72	8,213
Luxottica Group SpA	1,012	65,293
Recordati SpA	1,197	47,601
		163,780
Japan — 12.0%
Aeon Delight Co. Ltd.	100	3,404
AEON Financial Service Co. Ltd.	2,200	46,953
Aica Kogyo Co. Ltd.	2,200	77,263
Alfresa Holdings Corp.	2,200	51,740
Asahi Group Holdings Ltd.	2,400	122,898
Bandai Namco Holdings Inc.	300	12,378
Calbee Inc.	300	11,281
Central Japan Railway Co.	500	103,643
Daito Trust Construction Co. Ltd.	700	113,818
Denso Corp.	4,400	214,985
East Japan Railway Co.	2,400	230,000
Fuji Electric Co. Ltd.	1,000	7,620
Hakuhodo DY Holdings Inc.	2,400	38,525
HIS Co. Ltd.	400	12,062
Hitachi Capital Corp.	700	18,100
Horiba Ltd.	100	6,997
Itochu Techno-Solutions Corp.	2,500	43,200
J Front Retailing Co. Ltd.	2,400	36,553
Japan Tobacco Inc.	21,000	586,783
Kaken Pharmaceutical Co. Ltd.	100	5,137
Kansai Paint Co. Ltd.	400	8,313
Kao Corp.	2,700	205,977
KDDI Corp.	21,000	574,649
Kitz Corp.	2,100	17,234
Kobayashi Pharmaceutical Co. Ltd.	100	8,640
Lawson Inc.	300	18,742
Mandom Corp.	2,200	68,523
Marui Group Co. Ltd.	2,200	46,358
Medipal Holdings Corp.	2,200	44,252
Miraca Holdings Inc.	2,200	65,544
MISUMI Group Inc.	2,200	64,154
Mitsubishi Chemical Holdings Corp.	17,600	147,359
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,300	38,733
MonotaRO Co. Ltd.	200	8,848
MS&AD Insurance Group Holdings Inc.	8,800	273,617
Murata Manufacturing Co. Ltd.	1,300	218,535
NHK Spring Co. Ltd.	4,200	39,586
Nifco Inc./Japan	2,200	68,126

iShares® International Dividend Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nihon Unisys Ltd.	2,200	$ 55,295
Nikkon Holdings Co. Ltd.	2,200	57,778
Nippon Telegraph & Telephone Corp.	6,600	300,073
Nissan Motor Co. Ltd.	44,100	429,195
NSD Co. Ltd.	2,200	50,131
NTT DOCOMO Inc.	15,400	392,421
Obic Co. Ltd.	100	8,279
PALTAC Corp.	200	11,520
Park24 Co. Ltd.	2,200	59,884
Persol Holdings Co. Ltd.	300	6,693
Relo Group Inc.	300	7,919
Sanwa Holdings Corp.	2,900	30,737
SCSK Corp.	100	4,649
Sekisui Chemical Co. Ltd.	4,400	74,998
Sekisui House Ltd.	11,000	194,646
Senko Group Holdings Co. Ltd.	4,400	34,798
Seven & i Holdings Co. Ltd.	6,600	287,858
Seven Bank Ltd.	15,400	47,132
Shimadzu Corp.	2,200	66,537
Shionogi & Co. Ltd.	2,200	113,034
Sohgo Security Services Co. Ltd.	200	9,425
Sojitz Corp.	17,600	63,876
Stanley Electric Co. Ltd.	2,200	75,078
Sugi Holdings Co. Ltd.	100	5,787
Sumitomo Electric Industries Ltd.	9,800	145,985
Suzuki Motor Corp.	2,400	132,562
Sysmex Corp.	300	28,005
Takara Leben Co. Ltd.	6,300	23,604
Terumo Corp.	2,200	126,123
Tokai Rika Co. Ltd.	2,400	45,588
Tokio Marine Holdings Inc.	8,400	393,818
Tokyo Century Corp.	200	11,339
Tokyo Seimitsu Co. Ltd.	2,200	72,794
TOTO Ltd.	300	13,921
TS Tech Co. Ltd.	100	4,175
Unicharm Corp.	2,200	66,200
USS Co. Ltd.	2,900	55,191
Valor Holdings Co. Ltd.	400	9,126
West Japan Railway Co.	300	22,112
Yakult Honsha Co. Ltd.	300	20,042
Yokogawa Electric Corp.	2,100	37,387
		7,256,245
Malaysia — 0.3%
Public Bank Bhd	26,400	152,668
Mexico — 0.7%
Alfa SAB de CV, Class A	37,400	43,954
America Movil SAB de CV, Series L, NVS	163,800	138,085
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,345	21,580
Grupo Financiero Banorte SAB de CV, Class O	30,800	183,445
Grupo Financiero Inbursa SAB de CV, Class O	18,900	26,731
		413,795
Netherlands — 3.3%
Aalberts Industries NV	903	43,247
ASML Holding NV	1,364	270,254
Gemalto NV(d)	315	18,323
Koninklijke Ahold Delhaize NV	14,916	357,098
RELX NV	9,261	197,494
Security	Shares	Value
Netherlands (continued)
Unilever NV, CVA	19,778	$ 1,103,442
		1,989,858
New Zealand — 0.1%
Ryman Healthcare Ltd.	5,082	41,186
Norway — 1.1%
Bakkafrost P/F	546	30,293
DNB ASA	17,270	337,543
Telenor ASA	12,342	253,112
Tomra Systems ASA	672	14,099
		635,047
Philippines — 0.2%
Ayala Corp.	880	15,170
Ayala Land Inc.	41,800	29,685
International Container Terminal Services Inc.	9,870	14,296
Metro Pacific Investments Corp.	127,200	10,964
SM Investments Corp.	2,645	43,367
		113,482
Portugal — 0.2%
Galp Energia SGPS SA	5,698	108,672
Russia — 0.1%
Novatek PJSC, GDR, NVS(b)	504	74,743
South Africa — 1.7%
AVI Ltd.	6,153	48,573
Barloworld Ltd.	2,814	26,629
Blue Label Telecoms Ltd.	12,873	9,758
Capitec Bank Holdings Ltd.	363	22,988
Clicks Group Ltd.	1,554	22,282
Discovery Ltd.	2,802	30,154
FirstRand Ltd.	58,366	272,066
Foschini Group Ltd. (The)	3,444	43,721
KAP Industrial Holdings Ltd.	15,078	8,240
Naspers Ltd., Class N	308	78,313
Netcare Ltd.	21,924	44,180
Pioneer Foods Group Ltd.	1,743	14,231
PSG Group Ltd.	993	15,664
Remgro Ltd.	4,452	66,357
RMB Holdings Ltd.	13,482	74,550
Sanlam Ltd.	24,087	123,139
Shoprite Holdings Ltd.	3,828	61,614
SPAR Group Ltd. (The)	2,709	36,648
Tiger Brands Ltd.	2,100	50,775
		1,049,882
South Korea — 2.7%
Samsung Electronics Co. Ltd.	37,840	1,583,882
SK Holdings Co. Ltd.(d)	220	51,126
		1,635,008
Spain — 1.2%
Amadeus IT Group SA	2,618	206,629
Faes Farma SA	5,082	21,539
Industria de Diseno Textil SA	8,602	293,866
Red Electrica Corp. SA	7,860	160,046
Viscofan SA	638	43,465
		725,545
Sweden — 1.6%
AAK AB, NVS	1,638	26,110
AF AB, Class B	633	14,491

iShares® International Dividend Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Assa Abloy AB, Class B	5,720	$ 122,060
Atrium Ljungberg AB, Class B	1,543	24,941
Castellum AB	4,053	65,760
Hexagon AB, Class B	1,210	67,560
Hexpol AB	2,411	25,118
Hufvudstaden AB, Class A	1,522	21,828
Intrum AB(a)	1,584	36,811
ITAB Shop Concept AB, Class B	3,570	14,167
JM AB	2,002	35,806
Kindred Group PLC	5,324	67,130
Loomis AB, Class B	693	24,123
Modern Times Group MTG AB, Class B	861	36,072
Svenska Handelsbanken AB, Class A	31,584	351,498
Trelleborg AB, Class B	1,995	42,661
		976,136
Switzerland — 12.4%
ABB Ltd., Registered	25,366	554,606
APG SGA SA	66	24,693
Cie. Financiere Richemont SA, Registered	4,053	343,359
EMS-Chemie Holding AG, Registered	88	56,410
Geberit AG, Registered	330	141,545
Givaudan SA, Registered	88	199,583
Helvetia Holding AG, Registered	110	62,757
Nestle SA, Registered	24,288	1,881,008
Novartis AG, Registered	24,618	1,866,401
Partners Group Holding AG	220	161,186
Roche Holding AG, NVS	8,624	1,915,528
Sika AG, Registered	1,276	176,567
Sonova Holding AG, Registered	352	63,048
		7,446,691
Taiwan — 4.3%
E.Sun Financial Holding Co. Ltd.	110,000	76,668
Hon Hai Precision Industry Co. Ltd.	308,000	840,501
Phison Electronics Corp.	2,000	15,809
Taiwan Semiconductor Manufacturing Co. Ltd.	210,000	1,491,218
Uni-President Enterprises Corp.	66,000	167,552
		2,591,748
Thailand — 0.1%
Airports of Thailand PCL, NVDR	28,600	54,386
Thanachart Capital PCL, NVDR	16,800	23,706
		78,092
Turkey — 0.0%
BIM Birlesik Magazalar AS	1,914	28,055
United Arab Emirates — 0.1%
Aldar Properties PJSC	72,492	39,866
DP World Ltd.	1,518	34,914
		74,780
United Kingdom — 12.8%
Ashtead Group PLC	2,499	74,993
Associated British Foods PLC	2,121	76,671
BAE Systems PLC	40,026	341,797
BBA Aviation PLC	8,694	39,187
Bellway PLC	1,870	74,165
Bodycote PLC	1,764	22,812
Bovis Homes Group PLC	2,373	35,888
Brewin Dolphin Holdings PLC	5,565	26,097
British American Tobacco PLC	32,868	1,661,990
Bunzl PLC	2,424	73,447
Security	Shares	Value
United Kingdom (continued)
Burberry Group PLC	2,982	$ 85,039
Close Brothers Group PLC	2,750	53,952
Compass Group PLC	12,348	263,855
Croda International PLC	1,032	65,427
Daily Mail & General Trust PLC, Class A, NVS	4,664	45,597
DCC PLC	483	43,968
Diageo PLC	21,362	767,691
Domino's Pizza Group PLC	5,388	24,677
DS Smith PLC	11,664	80,262
Experian PLC	6,048	149,676
Ferguson PLC	1,708	138,682
Greencore Group PLC	7,392	18,143
Halma PLC	1,916	34,656
Hikma Pharmaceuticals PLC	1,239	24,553
Hill & Smith Holdings PLC	855	16,695
Howden Joinery Group PLC	6,048	42,815
Inchcape PLC	5,880	60,591
InterContinental Hotels Group PLC	1,276	79,515
Intertek Group PLC	882	66,561
Investec PLC	10,164	72,194
IWG PLC	5,365	22,638
James Fisher & Sons PLC	638	14,724
Jardine Lloyd Thompson Group PLC	2,121	35,843
John Wood Group PLC	3,381	28,024
Johnson Matthey PLC	1,617	77,260
Jupiter Fund Management PLC	5,502	32,398
Kingfisher PLC	25,179	98,730
Meggitt PLC	11,046	71,940
Mondi PLC	3,564	96,507
Moneysupermarket.com Group PLC	8,822	36,677
National Express Group PLC	4,746	25,164
Paragon Banking Group PLC	5,523	34,971
PayPoint PLC	1,422	17,554
Pennon Group PLC	8,526	89,421
Prudential PLC	25,278	578,860
PZ Cussons PLC	7,546	22,456
QinetiQ Group PLC	6,195	22,059
RELX PLC	9,196	196,988
Renishaw PLC	342	23,931
Rentokil Initial PLC	9,009	41,725
Rightmove PLC	770	53,981
Rotork PLC	7,308	32,293
RPC Group PLC	4,935	48,748
RWS Holdings PLC	1,302	7,374
Schroders PLC, NVS	1,995	65,452
Senior PLC	5,124	20,552
Shire PLC	2,268	127,708
Smiths Group PLC	3,864	86,623
Spectris PLC	1,101	37,939
Spirax-Sarco Engineering PLC	483	41,577
St. James's Place PLC	7,656	115,987
Standard Life Aberdeen PLC	58,527	251,669
Synthomer PLC	1,962	13,651
Travis Perkins PLC	3,124	58,670
Ultra Electronics Holdings PLC	1,144	24,921
Victrex PLC	840	32,317
WH Smith PLC	1,848	48,772
Whitbread PLC	1,738	90,843
William Hill PLC	12,705	50,892

iShares® International Dividend Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
WPP PLC	24,552	$ 386,708
		7,726,143
Total Common Stocks — 98.8% (Cost: $58,371,975)		59,557,902
Preferred Stocks
Colombia — 0.1%
Bancolombia SA, NVS, Preference Shares	7,224	87,859
Germany — 0.5%
Bayerische Motoren Werke AG, NVS, Preference Shares	954	76,075
Fuchs Petrolub SE, NVS, Preference Shares	1,134	55,926
Henkel AG & Co. KGaA, NVS, Preference Shares	1,034	132,194
Sartorius AG, NVS, Preference Shares	126	18,845
		283,040
Total Preferred Stocks — 0.6% (Cost: $361,550)		370,899
Short-Term Investments
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(e)(f)(g)	612,164	612,287
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(e)(f)	11,448	$ 11,448
		623,735
Total Short-Term Investments — 1.0% (Cost: $623,700)		623,735
Total Investments in Securities — 100.4% (Cost: $59,357,225)		60,552,536
Other Assets, Less Liabilities — (0.4)%		(268,264)
Net Assets — 100.0%		$ 60,284,272

(a)	All or a portion of this security is on loan.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	117,109	495,055	612,164	$612,287	$ 1,010(a)	$ (3)	$ 42
BlackRock Cash Funds: Treasury, SL Agency Shares	2,121	9,327	11,448	11,448	195	—	—
				$623,735	$ 1,205	$ (3)	$ 42

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	5	09/21/18	$ 266	$ (11,268)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® International Dividend Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$59,557,902	$ —	$ —	$59,557,902
Preferred Stocks	370,899	—	—	370,899
Money Market Funds	623,735	—	—	623,735
	$60,552,536	$ —	$ —	$60,552,536
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (11,268)	$ —	$ —	$ (11,268)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

iShares® International Preferred Stock ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Australia — 1.4%
Brookfield Infrastructure Partners LP
Series 5, 5.35% (a)	25,681	$ 504,659
Series 7, 5.00% (a)	30,809	586,693
		1,091,352
Canada — 81.2%
AltaGas Ltd., Series K, 5.00% (a)	30,821	586,922
Bank of Montreal
Series 27, 4.00% (a)	51,351	913,852
Series 29, 3.90% (a)	41,085	724,598
Series 31, 3.80% (a)	30,809	538,212
Series 38, 4.85% (a)	61,618	1,228,191
Series 40, 4.50% (a)	51,351	984,119
Series 42, 4.40% (a)	41,085	778,942
Bank of Nova Scotia (The)
Series 32, 2.06% (a)	28,660	505,681
Series 34, 5.50% (a)	35,947	716,781
Series 38, 4.85% (a)	51,431	1,014,193
BCE Inc.
Series AK, 2.95% (a)	58,402	849,314
Series AM, 2.76% (a)	24,515	363,033
Brookfield Asset Management Inc.
Series 26, 3.47% (a)	25,432	396,139
Series 32, 4.50% (a)	30,770	575,892
Series 36, 4.85%	20,416	334,460
Series 42, 4.50% (a)	28,689	526,476
Series 44, 5.00% (a)	25,533	503,304
Series 46, 4.80% (a)	30,541	601,556
Series 48, 4.75% (a)	30,809	603,088
Brookfield Office Properties Inc.
Series EE, 5.10% (a)	28,249	534,722
Series GG, 4.85% (a)	28,249	503,154
Series T, 4.60% (a)	25,681	438,478
Canadian Imperial Bank of Commerce
Series 39, 3.90% (a)	41,085	727,409
Series 41, 3.75% (a)	30,809	537,041
Series 45, 4.40% (a)	82,160	1,557,695
Series 47, 4.50% (a)	46,213	844,197
Element Fleet Management Corp., Series G, 6.50% (a)	17,718	298,342
Emera Inc., Series C, 4.10% (a)	25,681	463,857
Enbridge Inc.
Series 03, 4.00% (a)	45,470	672,311
Series 07, 4.40% (a)	18,946	293,094
Series 09, 4.40% (a)	20,845	323,106
Series 11, 4.40% (a)	37,931	585,350
Series 13, 4.40% (a)	26,524	414,157
Series 15, 4.40% (a)	20,845	324,374
Series 17, 5.15% (a)	56,837	1,095,736
Series 19, 4.90% (a)	37,892	692,769
Series B, 3.42% (a)	34,612	485,455
Series D, 4.46% (a)	34,102	508,114
Series F, 4.69% (a)	37,892	576,107
Series H, 4.00% (a)	26,524	370,806
Series N, 4.00% (a)	34,102	531,446
Series P, 4.00% (a)	30,313	460,877
Series R, 4.00% (a)	30,313	458,572
Fairfax Financial Holdings Ltd.
Series K, 4.67% (a)	24,391	439,815
Series M, 4.75% (a)	23,623	448,953
Security	Shares	Value
Canada (continued)
Fortis Inc./Canada, Series M, 4.10% (a)	61,618	$ 1,100,781
Great-West Lifeco Inc., Series T, 5.15%	20,543	374,801
Husky Energy Inc.
Series 03, 4.50% (a)	25,681	488,065
Series 05, 4.50% (a)	20,543	393,697
Industrial Alliance Insurance & Financial Services Inc., Series G, 3.78% (a)	25,681	460,928
Kinder Morgan Canada Ltd.
Series 1, 5.25% (a)	30,809	584,117
Series 3, 5.20% (a)	25,681	485,917
Manulife Financial Corp.
Series 15, 3.90% (a)	20,543	350,127
Series 17, 3.90% (a)	35,947	633,708
Series 21, 5.60% (a)	43,847	887,973
Series 23, 4.85% (a)	48,782	961,214
Series 25, 4.70% (a)	25,850	481,648
National Bank of Canada
Series 30, 4.10% (a)	35,947	638,080
Series 32, 3.90% (a)	30,809	538,446
Series 34, 5.60% (a)	41,085	822,981
Series 36, 5.40% (a)	41,245	821,169
Series 40, 4.60% (a)	30,809	562,804
Pembina Pipeline Corp.
Series 01, 4.25% (a)	25,681	417,393
Series 05, 5.00% (a)	25,681	473,033
Series 07, 4.50% (a)	25,681	463,466
Series 11, 5.75% (a)	17,462	344,873
Series 13, 5.75% (a)	25,853	516,883
Power Financial Corp.
Series S, 4.80%	30,809	524,159
Series V, 5.15%	25,681	463,271
Royal Bank of Canada
Series AJ, 3.52% (a)	34,863	664,688
Series AZ, 4.00% (a)	51,351	918,537
Series BB, 3.90% (a)	51,351	918,146
Series BD, 3.60% (a)	61,609	1,139,025
Series BK, 5.50% (a)(b)	74,453	1,497,040
Series BM, 5.50% (a)	77,022	1,556,893
Sun Life Financial Inc., Series 04, 4.45%	30,809	508,233
Toronto-Dominion Bank (The)
Series 01, 3.90% (a)	46,190	820,953
Series 03, 3.80% (a)	46,190	822,357
Series 05, 3.75% (a)	46,190	817,792
Series 07, 3.60% (a)	32,331	602,404
Series 09, 3.70% (a)	18,481	346,453
Series 12, 5.50% (a)	64,661	1,302,609
Series 14, 4.85% (a)	92,369	1,830,598
Series 16, 4.50% (a)	32,331	619,363
Series 18, 4.70% (a)	32,501	622,620
TransCanada Corp.
Series 01, 3.27% (a)	24,385	375,197
Series 05, 2.26% (a)	32,649	438,563
Series 07, 4.00% (a)	61,618	1,057,687
Series 09, 4.25% (a)	46,213	790,095
Series 11, 3.80% (a)	25,681	466,981
Series 13, 5.50% (a)	51,431	1,025,922
Series 15, 4.90% (a)	102,698	1,999,389
Westcoast Energy Inc., Series 12, 5.20% (a)	30,809	600,980
		62,862,749

iShares® International Preferred Stock ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore — 0.9%
City Developments Ltd., Preference Shares(c)	855,729	$ 677,805
Sweden — 2.0%
Klovern AB, Preference Shares	42,224	1,543,399
United Kingdom — 14.0%
Aviva PLC
8.38%	256,736	505,044
8.75%	256,736	520,297
Balfour Beatty PLC, 9.68% (c)	287,545	415,696
Doric Nimrod Air Three Ltd., Preference Shares	564,814	738,239
Doric Nimrod Air Two Ltd., Preference Shares	443,513	1,206,229
Ecclesiastical Insurance Group PLC, 8.63%	273,297	557,468
General Accident PLC
7.88%	282,407	505,209
8.88%	359,429	711,805
Lloyds Banking Group PLC
9.25%	770,175	1,523,711
9.75%	143,104	305,127
National Westminster Bank PLC, Series A, 9.00%	359,429	741,463
Raven Property Group Ltd., 12.00%	253,528	495,386
RSA Insurance Group PLC, 7.38%	320,923	548,690
Santander UK PLC, 10.38%	513,473	1,167,705
Standard Chartered PLC
7.38%	246,560	415,039
8.25%	254,812	462,572
		10,819,680
Total Preferred Stocks — 99.5% (Cost: $77,762,378)		76,994,985
Security	Shares	Value
Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(d)(e)	22,825	$ 22,825
Total Short-Term Investments — 0.0% (Cost: $22,825)		22,825
Total Investments in Securities — 99.5% (Cost: $77,785,203)		77,017,810
Other Assets, Less Liabilities — 0.5%		406,496
Net Assets — 100.0%		$ 77,424,306

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Convertible preferred stock.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	101,476	(78,651)	22,825	$ 22,825	$ 344	$ —	$ —
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Preferred Stocks	$76,994,985	$ —	$ —	$76,994,985
Money Market Funds	22,825	—	—	22,825
	$77,017,810	$ —	$ —	$77,017,810

iShares® JPX-Nikkei 400 ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.3%
Yamato Holdings Co. Ltd.	12,000	$ 353,614
Airlines — 0.8%
ANA Holdings Inc.	12,000	440,825
Japan Airlines Co. Ltd.	12,000	425,550
		866,375
Auto Components — 3.4%
Aisin Seiki Co. Ltd.	6,000	273,552
Bridgestone Corp.	22,800	891,910
Daikyonishikawa Corp.	1,200	17,583
Denso Corp.	15,600	762,219
Eagle Industry Co. Ltd.	1,200	19,306
Koito Manufacturing Co. Ltd.	3,600	237,909
Mitsuba Corp.	1,200	9,620
NGK Spark Plug Co. Ltd.	6,000	171,173
NHK Spring Co. Ltd.	7,200	67,863
Nifco Inc./Japan	2,400	74,320
Nissin Kogyo Co. Ltd.	1,200	21,223
NOK Corp.	3,600	69,683
Stanley Electric Co. Ltd.	4,800	163,806
Sumitomo Electric Industries Ltd.	25,200	375,389
Sumitomo Rubber Industries Ltd.	6,000	95,337
Toyo Tire & Rubber Co. Ltd.	3,600	52,685
Toyoda Gosei Co. Ltd.	2,400	60,864
Toyota Boshoku Corp.	2,400	44,180
Toyota Industries Corp.	6,000	336,388
TPR Co. Ltd.	1,200	27,962
TS Tech Co. Ltd.	1,500	62,633
Yokohama Rubber Co. Ltd. (The)	3,600	74,850
		3,910,455
Automobiles — 5.8%
Honda Motor Co. Ltd.	58,800	1,726,867
Isuzu Motors Ltd.	19,200	255,070
Mazda Motor Corp.	21,600	265,210
Nissan Motor Co. Ltd.	80,400	782,478
Subaru Corp.	21,600	628,899
Suzuki Motor Corp.	13,200	729,089
Toyota Motor Corp.	30,084	1,947,387
Yamaha Motor Co. Ltd.	9,600	241,463
		6,576,463
Banks — 5.9%
Aozora Bank Ltd.	3,900	148,409
Chiba Bank Ltd. (The)	24,000	169,656
Chugoku Bank Ltd. (The)	6,000	60,723
Concordia Financial Group Ltd.	39,600	201,638
Gunma Bank Ltd. (The)	13,200	69,358
Hiroshima Bank Ltd. (The)	9,600	63,962
Hokuhoku Financial Group Inc.	4,800	63,919
Kyushu Financial Group Inc.	14,400	69,553
Mebuki Financial Group Inc.	34,800	116,874
Mitsubishi UFJ Financial Group Inc.	220,800	1,258,041
Mizuho Financial Group Inc.	880,800	1,483,042
Resona Holdings Inc.	73,200	391,625
Seven Bank Ltd.	26,400	80,798
Shinsei Bank Ltd.	6,000	92,412
Shizuoka Bank Ltd. (The)	16,800	151,824
Sumitomo Mitsui Financial Group Inc.	38,400	1,492,804
Sumitomo Mitsui Trust Holdings Inc.	13,204	523,678
Security	Shares	Value
Banks (continued)
Suruga Bank Ltd.	7,200	$ 64,417
Tokyo Kiraboshi Financial Group Inc.	1,200	28,829
Yamaguchi Financial Group Inc.	12,000	135,205
		6,666,767
Beverages — 1.6%
Asahi Group Holdings Ltd.	14,400	737,388
Kirin Holdings Co. Ltd.	32,400	866,711
Suntory Beverage & Food Ltd.	4,800	204,974
		1,809,073
Building Products — 1.6%
Aica Kogyo Co. Ltd.	2,400	84,286
Asahi Glass Co. Ltd.	7,200	280,486
Daikin Industries Ltd.	9,600	1,150,111
Sanwa Holdings Corp.	6,000	63,594
TOTO Ltd.	5,100	236,663
		1,815,140
Capital Markets — 1.4%
Daiwa Securities Group Inc.	57,600	334,529
Jafco Co. Ltd.	1,200	48,806
Japan Exchange Group Inc.	19,200	356,907
kabu.com Securities Co. Ltd.	3,600	11,668
Matsui Securities Co. Ltd.	3,600	34,419
Nomura Holdings Inc.	116,400	565,580
SBI Holdings Inc./Japan	7,200	185,517
Tokai Tokyo Financial Holdings Inc.	7,200	46,021
		1,583,447
Chemicals — 4.8%
Air Water Inc.	6,000	110,179
Asahi Kasei Corp.	44,400	564,395
Daicel Corp.	9,600	106,257
Denka Co. Ltd.	2,400	80,061
DIC Corp.	3,600	112,454
Hitachi Chemical Co. Ltd.	3,600	72,640
JSR Corp.	7,200	122,595
Kansai Paint Co. Ltd.	7,200	149,636
Kuraray Co. Ltd.	12,000	165,323
Mitsubishi Chemical Holdings Corp.	48,000	401,889
Mitsubishi Gas Chemical Co. Inc.	6,000	135,963
Mitsui Chemicals Inc.	6,000	159,798
Nihon Parkerizing Co. Ltd.	3,600	51,872
Nippon Kayaku Co. Ltd.	4,800	53,692
Nippon Paint Holdings Co. Ltd.	6,000	258,385
Nissan Chemical Industries Ltd.	3,600	168,031
Nitto Denko Corp.	5,000	378,414
NOF Corp.	2,400	77,570
Shin-Etsu Chemical Co. Ltd.	12,000	1,069,616
Sumitomo Chemical Co. Ltd.	51,000	289,153
Taiyo Nippon Sanso Corp.	4,800	68,816
Teijin Ltd.	6,000	110,071
Toray Industries Inc.	51,600	407,154
Tosoh Corp.	10,800	167,414
Ube Industries Ltd.	3,600	93,571
Zeon Corp.	6,000	70,961
		5,445,910
Commercial Services & Supplies — 0.8%
Aeon Delight Co. Ltd.	1,200	40,843
Park24 Co. Ltd.	3,600	97,991
Pilot Corp.	1,200	66,844
Secom Co. Ltd.	7,200	552,976

iShares® JPX-Nikkei 400 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Sohgo Security Services Co. Ltd.	2,400	$ 113,105
		871,759
Construction & Engineering — 1.6%
COMSYS Holdings Corp.	2,400	63,681
Hazama Ando Corp.	6,000	54,602
Kajima Corp.	36,000	278,861
Kumagai Gumi Co. Ltd.	1,200	42,143
Kyowa Exeo Corp.	2,400	63,031
Kyudenko Corp.	1,200	57,961
Maeda Corp.	6,000	69,011
Maeda Road Construction Co. Ltd.	2,400	45,653
Nippo Corp.	1,200	21,884
Obayashi Corp.	22,800	237,335
Penta-Ocean Construction Co. Ltd.	8,400	56,270
Shimizu Corp.	22,800	236,512
Sumitomo Mitsui Construction Co. Ltd.	6,020	41,903
Taisei Corp.	7,600	419,230
Toda Corp.	12,000	104,437
Tokyu Construction Co. Ltd.	2,400	23,336
		1,815,850
Construction Materials — 0.2%
Sumitomo Osaka Cement Co. Ltd.	13,000	60,913
Taiheiyo Cement Corp.	4,800	157,956
		218,869
Consumer Finance — 0.1%
AEON Financial Service Co. Ltd.	4,800	102,444
Hitachi Capital Corp.	1,200	31,028
Orient Corp.(a)	18,000	24,213
		157,685
Diversified Financial Services — 1.0%
Financial Products Group Co. Ltd.	2,400	30,963
Fuyo General Lease Co. Ltd.	1,200	82,553
IBJ Leasing Co. Ltd.	1,200	31,743
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,800	103,289
ORIX Corp.	44,400	702,287
Tokyo Century Corp.	1,200	68,036
Zenkoku Hosho Co. Ltd.	2,400	108,987
		1,127,858
Diversified Telecommunication Services — 1.2%
Nippon Telegraph & Telephone Corp.	30,000	1,363,969
Electric Utilities — 0.8%
Chubu Electric Power Co. Inc.	20,400	305,912
Kansai Electric Power Co. Inc. (The)	27,600	402,669
Tohoku Electric Power Co. Inc.	16,800	205,213
		913,794
Electrical Equipment — 2.1%
Fuji Electric Co. Ltd.	24,000	182,874
Mitsubishi Electric Corp.	68,400	910,538
Nidec Corp.	8,400	1,260,777
		2,354,189
Electronic Equipment, Instruments & Components — 6.1%
Alps Electric Co. Ltd.	6,000	154,164
Hamamatsu Photonics KK	4,800	206,275
Hirose Electric Co. Ltd.	1,307	162,011
Hitachi High-Technologies Corp.	2,400	97,937
Hitachi Ltd.	168,000	1,185,472
Horiba Ltd.	1,200	83,962
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Japan Aviation Electronics Industry Ltd.	2,000	$ 31,508
Keyence Corp.	3,272	1,848,023
Kyocera Corp.	10,800	609,106
Murata Manufacturing Co. Ltd.	7,200	1,210,346
Omron Corp.	7,200	336,063
Shimadzu Corp.	8,400	254,051
TDK Corp.	3,600	367,914
Yaskawa Electric Corp.	8,400	296,899
Yokogawa Electric Corp.	7,200	128,185
		6,971,916
Food & Staples Retailing — 2.6%
Aeon Co. Ltd.	26,400	564,871
Ain Holdings Inc.	1,200	88,512
Cosmos Pharmaceutical Corp.	300	60,886
Create SD Holdings Co. Ltd.	1,200	34,505
FamilyMart UNY Holdings Co. Ltd.	2,400	252,643
Lawson Inc.	2,400	149,939
Matsumotokiyoshi Holdings Co. Ltd.	2,600	116,779
Seven & i Holdings Co. Ltd.	27,600	1,203,770
Sugi Holdings Co. Ltd.	1,200	69,444
Sundrug Co. Ltd.	2,400	97,287
Tsuruha Holdings Inc.	1,300	163,021
Valor Holdings Co. Ltd.	1,200	27,377
Welcia Holdings Co. Ltd.	1,200	63,811
Yaoko Co. Ltd.	1,200	66,194
		2,959,039
Food Products — 1.9%
Ajinomoto Co. Inc.	15,600	295,198
Calbee Inc.	3,600	135,368
Ezaki Glico Co. Ltd.	2,400	115,271
Kewpie Corp.	3,600	90,776
Kikkoman Corp.	4,800	242,243
MEIJI Holdings Co. Ltd.	4,800	404,749
NH Foods Ltd.	2,400	96,962
Nichirei Corp.	3,600	91,588
Nippon Suisan Kaisha Ltd.	8,400	41,407
Nissin Foods Holdings Co. Ltd.	3,600	260,335
Toyo Suisan Kaisha Ltd.	3,600	128,217
Yakult Honsha Co. Ltd.	4,000	267,232
		2,169,346
Gas Utilities — 0.7%
Nippon Gas Co. Ltd.	1,200	69,986
Osaka Gas Co. Ltd.	13,200	273,200
Toho Gas Co. Ltd.	3,600	124,642
Tokyo Gas Co. Ltd.	14,400	382,280
		850,108
Health Care Equipment & Supplies — 2.1%
Asahi Intecc Co. Ltd.	3,600	136,180
Hoya Corp.	13,200	750,660
Nihon Kohden Corp.	2,400	66,844
Olympus Corp.	9,600	359,680
Sysmex Corp.	5,200	485,424
Terumo Corp.	10,800	619,149
		2,417,937
Health Care Providers & Services — 0.4%
Alfresa Holdings Corp.	7,200	169,331
Medipal Holdings Corp.	7,200	144,826
Ship Healthcare Holdings Inc.	1,200	45,285

iShares® JPX-Nikkei 400 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Toho Holdings Co. Ltd.	2,400	$ 58,567
		418,009
Health Care Technology — 0.3%
M3 Inc.	7,200	286,986
Hotels, Restaurants & Leisure — 0.7%
Oriental Land Co. Ltd./Japan	7,200	755,654
Resorttrust Inc.	2,400	42,468
		798,122
Household Durables — 3.8%
Casio Computer Co. Ltd.	4,800	78,090
Fujitsu General Ltd.	2,400	37,571
Haseko Corp.	8,400	116,105
Iida Group Holdings Co. Ltd.	6,000	115,759
Panasonic Corp.	78,000	1,051,713
Pressance Corp.	1,200	18,547
Rinnai Corp.	1,200	105,846
Sekisui Chemical Co. Ltd.	15,600	265,904
Sekisui House Ltd.	25,200	445,917
Sony Corp.	39,600	2,024,957
Starts Corp. Inc.	1,200	29,262
Sumitomo Forestry Co. Ltd.	4,800	72,673
		4,362,344
Household Products — 0.7%
Lion Corp.	9,600	175,940
Pigeon Corp.	3,600	175,182
Unicharm Corp.	14,400	433,306
		784,428
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	4,800	123,938
Industrial Conglomerates — 0.2%
Keihan Holdings Co. Ltd.	3,800	136,370
Seibu Holdings Inc.	8,400	141,662
		278,032
Insurance — 3.0%
Dai-ichi Life Holdings Inc.	38,400	685,040
MS&AD Insurance Group Holdings Inc.	18,000	559,671
Sompo Holdings Inc.	13,200	533,887
Sony Financial Holdings Inc.	6,000	114,621
T&D Holdings Inc.	20,400	306,557
Tokio Marine Holdings Inc.	25,200	1,181,453
		3,381,229
Internet & Direct Marketing Retail — 0.4%
Rakuten Inc.	33,600	227,327
Start Today Co. Ltd.	7,200	260,985
		488,312
Internet Software & Services — 0.4%
DeNA Co. Ltd.	3,600	67,505
Dip Corp.	1,200	30,844
GMO Internet Inc.	2,400	57,180
Kakaku.com Inc.	4,800	108,424
Mixi Inc.	1,200	30,378
Yahoo Japan Corp.	48,000	159,473
		453,804
IT Services — 1.2%
Fujitsu Ltd.	72,000	436,687
Itochu Techno-Solutions Corp.	2,400	41,471
Nomura Research Institute Ltd.	3,688	178,798
Security	Shares	Value
IT Services (continued)
NS Solutions Corp.	1,200	$ 30,259
NTT Data Corp.	20,400	235,005
Obic Co. Ltd.	2,400	198,691
Otsuka Corp.	3,600	141,218
SCSK Corp.	1,200	55,794
		1,317,923
Leisure Products — 0.9%
Bandai Namco Holdings Inc.	7,200	297,061
Heiwa Corp.	2,400	57,939
Shimano Inc.	2,500	366,993
Yamaha Corp.	4,800	249,610
		971,603
Machinery — 6.0%
Amada Holdings Co. Ltd.	9,600	92,304
Daifuku Co. Ltd.	3,600	157,793
DMG Mori Co. Ltd.	3,600	49,954
Ebara Corp.	2,400	74,644
FANUC Corp.	6,400	1,271,449
Harmonic Drive Systems Inc.(a)	1,200	50,810
Hino Motors Ltd.	9,600	102,531
Hitachi Construction Machinery Co. Ltd.	3,600	117,004
Hoshizaki Corp.	2,400	242,893
JTEKT Corp.	7,200	98,024
Kawasaki Heavy Industries Ltd.	4,800	141,489
Komatsu Ltd.	33,600	960,997
Kubota Corp.	37,200	585,380
Makita Corp.	8,600	385,492
MINEBEA MITSUMI Inc.	13,200	223,327
MISUMI Group Inc.	8,400	244,951
Mitsubishi Heavy Industries Ltd.	12,000	436,708
Nabtesco Corp.	3,600	110,829
NGK Insulators Ltd.	8,400	149,625
NSK Ltd.	14,400	148,596
OSG Corp.	3,600	74,200
SMC Corp./Japan	2,000	733,625
Sumitomo Heavy Industries Ltd.	3,600	121,555
Tadano Ltd.	3,600	44,234
Takeuchi Manufacturing Co. Ltd.	1,200	25,264
THK Co. Ltd.	4,800	137,589
Tsubakimoto Chain Co.	3,000	23,834
		6,805,101
Media — 0.6%
CyberAgent Inc.	3,600	216,458
Daiichikosho Co. Ltd.	1,200	57,961
Hakuhodo DY Holdings Inc.	9,600	154,099
Nippon Television Holdings Inc.	6,000	101,241
Toho Co. Ltd./Tokyo	4,800	160,990
		690,749
Metals & Mining — 1.4%
Dowa Holdings Co. Ltd.	1,200	36,997
Hitachi Metals Ltd.	7,200	74,753
JFE Holdings Inc.	18,025	341,086
Mitsubishi Materials Corp.	4,800	131,955
Nippon Light Metal Holdings Co. Ltd.	22,800	51,255
Nippon Steel & Sumitomo Metal Corp.	30,004	589,299
Sumitomo Metal Mining Co. Ltd.	8,600	329,046
Tokyo Steel Manufacturing Co. Ltd.	3,600	31,981
		1,586,372

iShares® JPX-Nikkei 400 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multiline Retail — 0.8%
Don Quijote Holdings Co. Ltd.	4,800	$ 230,542
Izumi Co. Ltd.	1,200	74,211
J Front Retailing Co. Ltd.	8,400	127,936
Ryohin Keikaku Co. Ltd.	800	281,677
Seria Co. Ltd.	1,400	67,242
Takashimaya Co. Ltd.	12,000	102,704
		884,312
Oil, Gas & Consumable Fuels — 0.4%
Inpex Corp.	38,400	398,509
Paper & Forest Products — 0.2%
Daio Paper Corp.(a)	2,400	33,411
Oji Holdings Corp.	36,000	223,284
		256,695
Personal Products — 2.5%
Ci:z Holdings Co. Ltd.	1,200	57,094
Kao Corp.	16,800	1,281,632
Kobayashi Pharmaceutical Co. Ltd.	2,400	207,358
Kose Corp.	1,200	258,602
Shiseido Co. Ltd.	13,200	1,048,468
		2,853,154
Pharmaceuticals — 5.7%
Astellas Pharma Inc.	69,640	1,061,905
Chugai Pharmaceutical Co. Ltd.	7,200	377,664
Daiichi Sankyo Co. Ltd.	19,203	734,556
Eisai Co. Ltd.	8,400	591,826
Hisamitsu Pharmaceutical Co. Inc.	2,400	202,591
Kaken Pharmaceutical Co. Ltd.	1,200	61,644
Kyowa Hakko Kirin Co. Ltd.	8,400	169,342
Mitsubishi Tanabe Pharma Corp.	8,400	145,150
Ono Pharmaceutical Co. Ltd.	15,600	365,758
Otsuka Holdings Co. Ltd.	14,400	697,347
Santen Pharmaceutical Co. Ltd.	13,200	230,120
Sawai Pharmaceutical Co. Ltd.	1,200	54,602
Shionogi & Co. Ltd.	9,600	493,239
Sumitomo Dainippon Pharma Co. Ltd.	4,800	101,621
Takeda Pharmaceutical Co. Ltd.	25,200	1,064,286
Tsumura & Co.	2,400	77,570
		6,429,221
Professional Services — 0.3%
Meitec Corp.	1,200	57,635
Nihon M&A Center Inc.	4,800	139,322
Persol Holdings Co. Ltd.	6,000	133,851
		330,808
Real Estate Management & Development — 3.8%
Aeon Mall Co. Ltd.	4,800	86,237
Daito Trust Construction Co. Ltd.	2,700	439,011
Daiwa House Industry Co. Ltd.	22,800	777,256
Hulic Co. Ltd.	14,400	153,796
Ichigo Inc.	9,600	45,068
Leopalace21 Corp.	8,400	46,033
Mitsubishi Estate Co. Ltd.	50,400	881,369
Mitsui Fudosan Co. Ltd.	33,600	811,144
Nomura Real Estate Holdings Inc.	4,800	106,517
NTT Urban Development Corp.	3,600	38,676
Open House Co. Ltd.	1,200	71,069
Relo Group Inc.	3,600	95,034
Sumitomo Realty & Development Co. Ltd.	15,000	553,740
Tokyo Tatemono Co. Ltd.	7,200	98,869
Security	Shares	Value
Real Estate Management & Development (continued)
Tokyu Fudosan Holdings Corp.	16,800	$ 118,608
		4,322,427
Road & Rail — 4.7%
Central Japan Railway Co.	6,000	1,243,714
East Japan Railway Co.	12,000	1,150,002
Hankyu Hanshin Holdings Inc.	8,400	337,850
Hitachi Transport System Ltd.	1,200	30,746
Keio Corp.	3,800	183,885
Keisei Electric Railway Co. Ltd.	4,800	164,890
Kintetsu Group Holdings Co. Ltd.	7,200	293,811
Nagoya Railroad Co. Ltd.	7,200	185,907
Nankai Electric Railway Co. Ltd.	4,800	133,255
Nippon Express Co. Ltd.	2,400	174,207
Nishi-Nippon Railroad Co. Ltd.	2,400	65,328
Odakyu Electric Railway Co. Ltd.	10,800	231,864
Sankyu Inc.	1,200	63,052
Sotetsu Holdings Inc.	2,400	73,453
Tobu Railway Co. Ltd.	7,200	220,358
Tokyu Corp.	19,200	330,733
West Japan Railway Co.	6,100	449,604
		5,332,659
Semiconductors & Semiconductor Equipment — 1.1%
Advantest Corp.	3,600	75,013
Disco Corp.	1,200	204,866
NuFlare Technology Inc.	100	6,148
Renesas Electronics Corp.(b)	3,600	35,296
SCREEN Holdings Co. Ltd.	1,300	91,545
Tokyo Electron Ltd.	4,800	824,232
Ulvac Inc.	1,200	45,935
		1,283,035
Software — 0.8%
COLOPL Inc.	2,400	16,250
GungHo Online Entertainment Inc.	18,000	45,827
Konami Holdings Corp.	2,400	122,205
Nexon Co. Ltd.(b)	14,400	209,178
Oracle Corp. Japan	1,200	98,045
Square Enix Holdings Co. Ltd.	3,600	176,807
Trend Micro Inc./Japan	3,600	205,408
		873,720
Specialty Retail — 1.3%
ABC-Mart Inc.	1,200	65,652
Adastria Co. Ltd.	1,200	15,221
Bic Camera Inc.	3,600	55,545
Fast Retailing Co. Ltd.	1,000	459,622
Hikari Tsushin Inc.	600	105,467
K's Holdings Corp.	6,000	62,348
Nitori Holdings Co. Ltd.	2,600	405,615
Nojima Corp.	1,200	26,684
Sanrio Co. Ltd.	2,400	46,498
Shimamura Co. Ltd.	600	52,815
T-Gaia Corp.	1,200	30,659
United Arrows Ltd.	1,200	44,852
USS Co. Ltd.	8,400	159,863
		1,530,841
Technology Hardware, Storage & Peripherals — 1.9%
Brother Industries Ltd.	8,400	165,930
Canon Inc.	37,250	1,221,096
Konica Minolta Inc.	15,600	144,923
NEC Corp.	8,400	230,542

iShares® JPX-Nikkei 400 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Ricoh Co. Ltd.	20,400	$ 187,121
Seiko Epson Corp.	9,600	166,926
		2,116,538
Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	7,200	121,749
Seiko Holdings Corp.	1,200	25,828
		147,577
Tobacco — 1.0%
Japan Tobacco Inc.	42,000	1,173,566
Trading Companies & Distributors — 4.4%
Hanwa Co. Ltd.	1,400	53,401
ITOCHU Corp.	49,200	891,699
Iwatani Corp.	1,400	48,788
Kanamoto Co. Ltd.	1,200	37,972
Kanematsu Corp.	2,400	34,690
Marubeni Corp.	55,200	421,157
Mitsubishi Corp.	46,800	1,300,505
Mitsui & Co. Ltd.	56,400	940,721
MonotaRO Co. Ltd.	2,400	106,171
Nippon Steel & Sumikin Bussan Corp.	1,200	59,585
Sojitz Corp.	40,800	148,076
Sumitomo Corp.	42,000	690,110
Toyota Tsusho Corp.	7,200	241,159
		4,974,034
Wireless Telecommunication Services — 3.7%
KDDI Corp.	55,200	1,510,506
NTT DOCOMO Inc.	48,000	1,223,130
Security	Shares	Value
Wireless Telecommunication Services (continued)
SoftBank Group Corp.	19,700	$ 1,418,030
		4,151,666
Total Common Stocks — 99.6% (Cost: $101,447,664)		113,025,277
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	90,990	91,008
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	33,682	33,682
		124,690
Total Short-Term Investments — 0.1% (Cost: $124,678)		124,690
Total Investments in Securities — 99.7% (Cost: $101,572,342)		113,149,967
Other Assets, Less Liabilities — 0.3%		313,884
Net Assets — 100.0%		$ 113,463,851

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	505,794	(414,804)	90,990	$ 91,008	$ 1,195(a)	$ 20	$ 54
BlackRock Cash Funds: Treasury, SL Agency Shares	5,816	27,866	33,682	33,682	207	—	—
				$124,690	$ 1,402	$ 20	$ 54

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® JPX-Nikkei 400 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$ 113,025,277	$ —	$ —	$ 113,025,277
Money Market Funds	124,690	—	—	124,690
	$ 113,149,967	$ —	$ —	$ 113,149,967

iShares® Latin America 40 ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 30.5%
Ambev SA, ADR, NVS	13,025,811	$ 60,309,504
B3 SA - Brasil, Bolsa, Balcao	6,093,450	32,388,380
Banco do Brasil SA	3,222,100	23,993,649
BRF SA, ADR, NVS(a)(b)	1,851,150	8,663,382
CCR SA	3,705,900	9,747,806
Cielo SA	3,296,516	14,154,609
Embraer SA, ADR, NVS	520,366	12,957,113
Kroton Educacional SA	4,476,200	10,843,215
Petroleo Brasileiro SA, ADR, NVS(b)	4,404,343	44,175,560
Ultrapar Participacoes SA	1,284,700	15,343,340
Vale SA, ADR, NVS	10,320,022	132,302,682
		364,879,240
Chile — 12.7%
Banco de Chile	76,505,582	11,831,105
Banco Santander Chile, ADR, NVS	460,022	14,458,492
Cencosud SA	3,897,000	9,638,273
Empresas CMPC SA	3,698,657	13,655,680
Empresas COPEC SA	1,500,016	23,150,720
Enel Americas SA, ADR, NVS(b)	1,665,989	14,677,363
Enel Chile SA	84,869,428	8,406,837
LATAM Airlines Group SA, ADR, NVS(b)	1,130,417	11,179,824
SACI Falabella	3,457,638	31,832,501
Sociedad Quimica y Minera de Chile SA, ADR(b)	274,267	13,178,529
		152,009,324
Colombia — 2.5%
Bancolombia SA, ADR, NVS	334,460	15,980,499
Ecopetrol SA, ADR, NVS(b)	669,138	13,750,786
		29,731,285
Mexico — 26.7%
Alfa SAB de CV, Class A	8,825,300	10,371,745
America Movil SAB de CV, Series L, NVS	69,086,000	58,240,211
Cemex SAB de CV, CPO(a)	43,097,915	28,635,833
Fibra Uno Administracion SA de CV	9,736,400	14,285,783
Fomento Economico Mexicano SAB de CV	6,394,900	56,919,108
Grupo Financiero Banorte SAB de CV, Class O	8,208,000	48,886,995
Grupo Mexico SAB de CV, Series B	10,596,500	30,400,093
Grupo Televisa SAB, CPO(b)	6,473,600	24,826,322
Infraestructura Energetica Nova SAB de CV	1,544,000	6,962,856
Wal-Mart de Mexico SAB de CV	14,984,100	39,915,418
		319,444,364
Peru — 4.8%
Credicorp Ltd.	198,288	44,638,594
Security	Shares	Value
Peru (continued)
Southern Copper Corp.	251,611	$ 11,793,008
		56,431,602
Total Common Stocks — 77.2% (Cost: $1,130,094,422)		922,495,815
Preferred Stocks
Brazil — 22.6%
Banco Bradesco SA, ADR, NVS, Preference Shares	9,941,797	68,200,727
Cia. Energetica de Minas Gerais, ADR, NVS, Preference Shares(b)	2,874,184	5,288,499
Gerdau SA, ADR, NVS, Preference Shares(b)	2,645,042	9,363,449
Itau Unibanco Holding SA, ADR, NVS, Preference Shares(b)	9,559,017	99,222,596
Itausa-Investimentos Itau SA, NVS, Preference Shares	14,057,923	33,542,584
Petroleo Brasileiro SA, ADR, NVS, Preference Shares(b)	6,216,027	54,949,679
		270,567,534
Total Preferred Stocks — 22.6% (Cost: $435,551,075)		270,567,534
Short-Term Investments
Money Market Funds — 8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	96,192,488	96,211,727
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	1,174,991	1,174,991
		97,386,718
Total Short-Term Investments — 8.1% (Cost: $97,377,305)		97,386,718
Total Investments in Securities — 107.9% (Cost: $1,663,022,802)		1,290,450,067
Other Assets, Less Liabilities — (7.9)%		(94,539,436)
Net Assets — 100.0%		$ 1,195,910,631

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® Latin America 40 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	45,133,933	51,058,555	96,192,488	$ 96,211,727	$160,838 (a)	$ (818)	$ 13,294
BlackRock Cash Funds: Treasury, SL Agency Shares	9,886,029	(8,711,038)	1,174,991	1,174,991	8,507	—	—
				$97,386,718	$169,345	$ (818)	$ 13,294

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$ 922,495,815	$ —	$ —	$ 922,495,815
Preferred Stocks	270,567,534	—	—	270,567,534
Money Market Funds	97,386,718	—	—	97,386,718
	$1,290,450,067	$ —	$ —	$1,290,450,067
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

iShares® Micro-Cap ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.5%
Air Industries Group(a)	51,868	$ 93,362
Arotech Corp.(a)(b)	64,507	241,901
CPI Aerostructures Inc.(a)(b)	21,890	229,845
Ducommun Inc.(a)(b)	27,630	914,277
Innovative Solutions & Support Inc.(a)(b)	35,347	102,860
KeyW Holding Corp. (The)(a)(b)	124,309	1,086,461
National Presto Industries Inc.	12,762	1,582,488
SIFCO Industries Inc.(a)	9,093	49,307
Sparton Corp.(a)	24,882	472,509
Vectrus Inc.(a)	28,530	879,294
Virtra Inc.(a)	17,665	90,445
		5,742,749
Air Freight & Logistics — 0.2%
Echo Global Logistics Inc.(a)	71,483	2,090,877
Radiant Logistics Inc.(a)	99,436	388,795
		2,479,672
Auto Components — 1.0%
Horizon Global Corp.(a)(b)	62,956	375,218
Modine Manufacturing Co.(a)	126,796	2,314,027
Motorcar Parts of America Inc.(a)(b)	48,082	899,614
Shiloh Industries Inc.(a)	37,699	327,981
Stoneridge Inc.(a)(b)	70,180	2,466,125
Strattec Security Corp.	9,264	283,015
Superior Industries International Inc.	62,994	1,127,593
Sypris Solutions Inc.(a)	32,636	53,523
Tower International Inc.	51,263	1,630,164
Unique Fabricating Inc.(b)	19,410	169,643
UQM Technologies Inc.(a)	127,246	127,246
VOXX International Corp.(a)(b)	51,833	279,898
Workhorse Group Inc.(a)(b)	79,751	145,147
		10,199,194
Automobiles — 0.0%
Arcimoto Inc.(a)(b)	15,743	67,065
Banks — 15.3%
1st Constitution Bancorp.	22,976	526,150
Access National Corp.	40,434	1,156,412
ACNB Corp.	21,460	730,713
Allegiance Bancshares Inc.(a)(b)	32,579	1,412,300
American National Bankshares Inc.	24,261	970,440
American River Bankshares	21,529	341,235
AmeriServ Financial Inc.	76,265	312,687
Ames National Corp.	25,931	799,971
Arrow Financial Corp.	35,153	1,279,569
Atlantic Capital Bancshares Inc.(a)	68,813	1,352,176
Bancorp. Inc. (The)(a)	130,209	1,361,986
Bank of Commerce Holdings	47,968	611,592
Bank of Marin Bancorp.	18,859	1,524,750
Bank of Princeton (The)(a)(b)	15,464	514,178
Bankwell Financial Group Inc.	17,509	562,914
Bar Harbor Bankshares	40,393	1,223,504
Baycom Corp.(a)	26,103	646,049
BCB Bancorp. Inc.	40,088	601,320
Blue Hills Bancorp. Inc.	63,786	1,416,049
Bridge Bancorp. Inc.	45,873	1,649,134
Bryn Mawr Bank Corp.	53,056	2,456,493
Business First Bancshares Inc.(b)	23,466	618,329
Byline Bancorp Inc.(a)	42,436	948,020
Security	Shares	Value
Banks (continued)
C&F Financial Corp.	9,488	$ 593,474
Cambridge Bancorp(b)	9,081	785,870
Camden National Corp.	42,326	1,934,722
Capital City Bank Group Inc.	31,488	744,061
Capstar Financial Holdings Inc.(a)(b)	22,044	408,475
Carolina Financial Corp.(b)	51,450	2,208,234
CBTX Inc.	47,835	1,580,947
Central Valley Community Bancorp.	31,645	669,608
Century Bancorp. Inc./MA, Class A, NVS	8,701	664,756
Chemung Financial Corp.	9,274	464,720
Citizens & Northern Corp.	37,630	973,112
Citizens Holding Co.	3,872	91,960
Civista Bancshares Inc.	30,015	727,564
CNB Financial Corp./PA	40,388	1,214,063
CoBiz Financial Inc.	102,960	2,211,581
Codorus Valley Bancorp. Inc.	24,274	744,726
Community Bankers Trust Corp.(a)	64,693	579,002
Community First Bancshares Inc./GA(a)	15,156	168,383
Community Trust Bancorp. Inc.	43,149	2,155,293
ConnectOne Bancorp. Inc.	79,550	1,980,795
Customers Bancorp. Inc.(a)(b)	75,800	2,151,204
Enterprise Bancorp. Inc./MA	25,562	1,033,472
Equity Bancshares Inc., Class A(a)	34,963	1,450,265
Esquire Financial Holdings Inc.(a)(b)	16,167	426,647
Evans Bancorp. Inc.	13,624	628,066
Farmers & Merchants Bancorp. Inc./Archbold OH	15,581	628,693
Farmers Capital Bank Corp.	19,727	1,027,777
Farmers National Banc Corp.	73,974	1,179,885
Fidelity Southern Corp.	58,653	1,490,373
Financial Institutions Inc.	44,228	1,455,101
First Bancorp. Inc./ME	30,374	857,154
First Bancshares Inc. (The)	34,790	1,250,701
First Bank/Hamilton NJ(b)	46,500	646,350
First Business Financial Services Inc.	25,366	659,516
First Choice Bancorp.(b)	14,958	457,117
First Community Bancshares Inc./VA	43,805	1,395,627
First Community Corp./SC	20,291	509,304
First Connecticut Bancorp. Inc./Farmington CT	37,287	1,140,982
First Financial Corp./IN	31,720	1,438,502
First Financial Northwest Inc.	23,601	460,692
First Foundation Inc.(a)	88,973	1,649,559
First Internet Bancorp.	21,793	743,141
First Mid-Illinois Bancshares Inc.	31,499	1,237,911
First Northwest Bancorp.(a)	29,031	463,625
First of Long Island Corp. (The)	65,619	1,630,632
First U.S. Bancshares Inc.	19,516	227,361
First United Corp.	19,274	394,153
Flushing Financial Corp.	73,187	1,910,181
FNB Bancorp./CA	14,092	516,754
Franklin Financial Network Inc.(a)(b)	33,564	1,262,006
German American Bancorp. Inc.	56,375	2,021,044
Great Southern Bancorp. Inc.	30,562	1,748,146
Green Bancorp. Inc.	58,706	1,268,050
Guaranty Bancorp.	67,861	2,022,258
Guaranty Bancshares Inc./TX	21,080	694,375
Hanmi Financial Corp.	84,003	2,381,485
HarborOne Bancorp Inc.(a)(b)	42,949	813,454
Heritage Commerce Corp.	112,762	1,915,826
Heritage Financial Corp./WA	82,176	2,863,834
HomeTrust Bancshares Inc.(a)	50,627	1,425,150

iShares® Micro-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Horizon Bancorp Inc./IN	98,568	$ 2,039,372
Howard Bancorp. Inc.(a)(b)	34,603	622,854
Independent Bank Corp./MI	55,816	1,423,308
Investar Holding Corp.	26,712	738,587
Lakeland Bancorp. Inc.	120,288	2,387,717
LCNB Corp.	27,813	547,916
Level One Bancorp. Inc.	4,134	112,362
Limestone Bancorp. Inc.(a)	10,867	165,722
Macatawa Bank Corp.	80,308	974,939
Mackinac Financial Corp.	17,680	293,134
MBT Financial Corp.	54,793	583,545
Mercantile Bank Corp.	43,639	1,612,897
Meridian Bank/Malvern PA(a)(b)	4,313	78,454
Metropolitan Bank Holding Corp.(a)(b)	16,838	883,658
Midland States Bancorp. Inc.	54,634	1,871,761
MidSouth Bancorp. Inc.(b)	41,635	551,664
MidWestOne Financial Group Inc.	30,870	1,042,789
MutualFirst Financial Inc.	17,580	663,645
National Bankshares Inc.	18,617	863,829
National Commerce Corp.(a)	40,215	1,861,955
Nicolet Bankshares Inc.(a)(b)	22,576	1,244,163
Northeast Bancorp	20,763	452,633
Northrim BanCorp. Inc.	20,034	792,345
Norwood Financial Corp.	15,181	546,820
OFG Bancorp.	112,322	1,578,124
Ohio Valley Banc Corp.	11,380	596,881
Old Line Bancshares Inc.	42,579	1,486,433
Old Second Bancorp. Inc.	81,097	1,167,797
Origin Bancorp Inc.	42,291	1,731,394
Orrstown Financial Services Inc.	22,539	586,014
Pacific Mercantile Bancorp.(a)(b)	47,428	462,423
Parke Bancorp. Inc.	20,184	477,352
Peapack Gladstone Financial Corp.	48,306	1,670,905
Penns Woods Bancorp. Inc.	13,308	595,932
Peoples Bancorp. Inc./OH	49,743	1,879,291
Peoples Financial Services Corp.	18,559	872,644
People's Utah Bancorp.	42,140	1,504,398
Preferred Bank/Los Angeles CA	36,262	2,228,663
Premier Financial Bancorp. Inc.	32,820	612,749
QCR Holdings Inc.	36,938	1,752,708
RBB Bancorp	35,444	1,138,461
Reliant Bancorp Inc.	26,973	756,593
Republic Bancorp. Inc./KY, Class A	26,574	1,203,802
Republic First Bancorp. Inc.(a)(b)	119,745	939,998
SB One Bancorp(b)	21,403	635,669
Select Bancorp. Inc.(a)	28,291	381,080
Shore Bancshares Inc.	35,648	678,025
Sierra Bancorp.	38,541	1,088,398
SmartFinancial Inc.(a)	29,667	764,222
Southern First Bancshares Inc.(a)	20,626	911,669
Southern National Bancorp. of Virginia Inc.	55,874	996,792
Spirit of Texas Bancshares Inc.(a)	5,363	110,478
Stock Yards Bancorp. Inc.	59,014	2,251,384
Summit Financial Group Inc.	30,720	824,525
TriCo Bancshares	54,826	2,053,234
TriState Capital Holdings Inc.(a)(b)	62,222	1,623,994
Triumph Bancorp. Inc.(a)	62,144	2,532,368
Two River Bancorp.	24,619	470,962
United Security Bancshares/Fresno CA	38,908	435,770
Unity Bancorp. Inc.	25,569	581,695
Security	Shares	Value
Banks (continued)
Univest Corp. of Pennsylvania	78,959	$ 2,171,373
Veritex Holdings Inc.(a)	60,618	1,883,401
Washington Trust Bancorp. Inc.	41,454	2,408,477
West Bancorp. Inc.	45,102	1,134,315
		160,930,152
Beverages — 0.3%
Castle Brands Inc.(a)(b)	233,596	277,979
Celsius Holdings Inc.(a)(b)	55,557	255,562
Craft Brew Alliance Inc.(a)	33,461	690,970
Eastside Distilling Inc.(a)	10,183	86,556
New Age Beverages Corp.(a)(b)	75,389	140,978
Primo Water Corp.(a)	69,574	1,216,849
Reed's Inc.(a)(b)	34,691	98,869
		2,767,763
Biotechnology — 10.6%
Abeona Therapeutics Inc.(a)(b)	78,949	1,263,184
Achaogen Inc.(a)(b)	80,095	693,623
Achillion Pharmaceuticals Inc.(a)	348,385	985,930
Adamas Pharmaceuticals Inc.(a)(b)	55,652	1,437,491
ADMA Biologics Inc.(a)	48,448	218,500
Advaxis Inc.(a)	122,164	177,138
Adverum Biotechnologies Inc.(a)(b)	139,254	738,046
Aeglea BioTherapeutics Inc.(a)(b)	41,787	442,106
Aevi Genomic Medicine Inc.(a)(b)	95,203	105,675
Agenus Inc.(a)(b)	204,971	465,284
Aileron Therapeutics Inc.(a)(b)	15,377	83,343
Akebia Therapeutics Inc.(a)	127,788	1,275,324
Albireo Pharma Inc.(a)	23,241	825,056
Aldeyra Therapeutics Inc.(a)(b)	40,455	321,617
Allena Pharmaceuticals Inc.(a)	29,672	386,626
Alpine Immune Sciences Inc.(a)	12,135	91,862
Anavex Life Sciences Corp.(a)	99,818	261,523
Applied Genetic Technologies Corp./DE(a)(b)	39,410	145,817
Aptevo Therapeutics Inc.(a)	48,419	241,611
AquaBounty Technologies Inc.(a)	4,648	15,478
Arbutus Biopharma Corp.(a)	91,134	665,278
Arcturus Therapeutics Ltd.(a)	93	789
Arcus Biosciences Inc.(a)	12,693	155,362
Ardelyx Inc.(a)(b)	86,525	320,143
ArQule Inc.(a)(b)	222,734	1,231,719
Arrowhead Pharmaceuticals Inc.(a)(b)	221,729	3,015,514
Arsanis Inc.(a)(b)	11,941	43,346
Asterias Biotherapeutics Inc.(a)(b)	78,216	105,592
Athersys Inc.(a)(b)	291,477	574,210
aTyr Pharma Inc.(a)	55,686	50,674
AVEO Pharmaceuticals Inc.(a)	260,309	588,298
Avid Bioservices Inc.(a)(b)	129,617	508,099
AzurRx BioPharma Inc.(a)(b)	26,047	83,611
Bellicum Pharmaceuticals Inc.(a)(b)	101,448	748,686
BioCryst Pharmaceuticals Inc.(a)(b)	251,981	1,443,851
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	69,524	2,747,588
BioSpecifics Technologies Corp.(a)	14,300	641,498
BioTime Inc.(a)(b)	230,867	475,586
Bioxcel Therapeutics Inc.(a)(b)	13,955	128,386
BrainStorm Cell Therapeutics Inc.(a)(b)	45,276	176,576
Caladrius Biosciences Inc.(a)	21,642	140,024
Calithera Biosciences Inc.(a)	78,922	394,610
Calyxt Inc.(a)(b)	13,228	246,967
Capricor Therapeutics Inc.(a)(b)	36,350	48,709

iShares® Micro-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Cara Therapeutics Inc.(a)(b)	69,113	$ 1,323,514
CareDx Inc.(a)	82,794	1,013,399
CASI Pharmaceuticals Inc.(a)(b)	128,102	1,054,279
Catabasis Pharmaceuticals Inc.(a)	62,634	60,066
Catalyst Biosciences Inc.(a)	30,371	354,430
Catalyst Pharmaceuticals Inc.(a)	247,255	771,436
Celcuity Inc.(a)(b)	14,726	365,499
Cellular Biomedicine Group Inc.(a)(b)	29,811	582,805
CEL-SCI Corp.(a)(b)	36,843	33,896
Celsion Corp.(a)(b)	44,956	132,620
Checkpoint Therapeutics Inc.(a)(b)	51,270	152,785
ChemoCentryx Inc.(a)(b)	56,009	737,639
Chimerix Inc.(a)(b)	116,635	555,183
Cidara Therapeutics Inc.(a)	46,021	239,309
Cleveland BioLabs Inc.(a)(b)	12,689	31,215
Cohbar Inc.(a)	57,480	376,494
Conatus Pharmaceuticals Inc.(a)	68,313	292,380
Concert Pharmaceuticals Inc.(a)(b)	54,231	912,708
ContraFect Corp.(a)(b)	163,316	360,928
Corbus Pharmaceuticals Holdings Inc.(a)(b)	127,479	643,769
Corvus Pharmaceuticals Inc.(a)	35,314	387,748
CTI BioPharma Corp.(a)	131,954	657,131
Cue Biopharma Inc.(a)(b)	45,092	534,791
Cytokinetics Inc.(a)(b)	116,963	970,793
CytomX Therapeutics Inc.(a)(b)	98,410	2,249,653
CytRx Corp.(a)(b)	67,488	76,261
Deciphera Pharmaceuticals Inc.(a)	19,424	764,334
Dicerna Pharmaceuticals Inc.(a)(b)	112,502	1,378,150
Edge Therapeutics Inc.(a)	46,470	47,864
Eiger BioPharmaceuticals Inc.(a)	16,777	204,679
Evelo Biosciences Inc.(a)(b)	13,688	161,518
Fate Therapeutics Inc.(a)(b)	126,002	1,428,863
Fennec Pharmaceuticals Inc.(a)	29,096	303,762
Five Prime Therapeutics Inc.(a)	84,453	1,335,202
Flexion Therapeutics Inc.(a)(b)	85,834	2,218,809
Fortress Biotech Inc.(a)(b)	87,751	261,498
Galectin Therapeutics Inc.(a)(b)	75,409	479,601
Gemphire Therapeutics Inc.(a)(b)	27,224	277,413
Genprex Inc.(a)	3,430	26,308
Geron Corp.(a)(b)	407,362	1,397,252
GlycoMimetics Inc.(a)	85,687	1,382,131
GTx Inc.(a)(b)	12,038	184,302
Histogenics Corp.(a)(b)	46,721	116,803
Homology Medicines Inc.(a)(b)	26,208	534,643
Idera Pharmaceuticals Inc.(a)(b)	391,414	516,666
Immune Design Corp.(a)(b)	85,500	389,025
Infinity Pharmaceuticals Inc.(a)(b)	112,446	214,772
Inovio Pharmaceuticals Inc.(a)(b)	209,098	819,664
Insys Therapeutics Inc.(a)(b)	68,041	492,617
Intellia Therapeutics Inc.(a)(b)	84,443	2,310,360
Invitae Corp.(a)(b)	162,325	1,193,089
ITUS Corp.(a)(b)	37,921	114,901
Jounce Therapeutics Inc.(a)(b)	39,842	305,190
Kadmon Holdings Inc.(a)(b)	178,039	710,376
KalVista Pharmaceuticals Inc.(a)	10,515	85,382
Karyopharm Therapeutics Inc.(a)(b)	123,271	2,094,374
Kindred Biosciences Inc.(a)(b)	67,585	719,780
Krystal Biotech Inc.(a)(b)	12,142	180,552
Kura Oncology Inc.(a)(b)	62,837	1,143,633
La Jolla Pharmaceutical Co.(a)(b)	54,721	1,596,212
Security	Shares	Value
Biotechnology (continued)
Leap Therapeutics Inc.(a)(b)	14,184	$ 127,656
MacroGenics Inc.(a)(b)	99,469	2,054,035
MannKind Corp.(a)(b)	358,197	680,574
MediciNova Inc.(a)(b)	100,550	800,378
MEI Pharma Inc.(a)(b)	91,307	359,750
Merrimack Pharmaceuticals Inc.(a)	32,441	159,285
Mersana Therapeutics Inc.(a)(b)	31,802	567,984
Minerva Neurosciences Inc.(a)(b)	78,112	644,424
Miragen Therapeutics Inc.(a)	65,107	417,336
Mirati Therapeutics Inc.(a)	46,325	2,283,822
Molecular Templates Inc.(a)	22,824	119,370
Moleculin Biotech Inc.(a)(b)	46,648	83,500
Mustang Bio Inc.(a)	34,015	234,363
NanoViricides Inc.(a)	16,649	7,326
NantKwest Inc.(a)(b)	71,627	219,179
Natera Inc.(a)(b)	75,043	1,412,309
Neurotrope Inc.(a)(b)	19,072	184,617
NewLink Genetics Corp.(a)(b)	74,439	354,330
Novavax Inc.(a)(b)	975,963	1,307,790
Novelion Therapeutics Inc.(a)(b)	39,911	146,872
Nymox Pharmaceutical Corp.(a)(b)	85,844	288,436
OncoMed Pharmaceuticals Inc.(a)(b)	64,363	148,679
Oncosec Medical Inc.(a)	130,103	179,542
Ophthotech Corp.(a)	93,776	256,008
Organovo Holdings Inc.(a)(b)	268,347	375,686
Orgenesis Inc., NVS(a)	17,876	154,627
Ovid therapeutics Inc.(a)(b)	32,512	253,594
Palatin Technologies Inc.(a)(b)	412,673	400,210
PDL BioPharma Inc.(a)(b)	383,803	898,099
Pfenex Inc.(a)	55,172	298,481
Pieris Pharmaceuticals Inc.(a)(b)	132,597	672,267
PolarityTE Inc.(a)(b)	22,068	519,481
Progenics Pharmaceuticals Inc.(a)(b)	189,832	1,526,249
Protagonist Therapeutics Inc.(a)(b)	32,113	215,799
Proteon Therapeutics Inc.(a)	24,623	60,326
Proteostasis Therapeutics Inc.(a)(b)	63,743	177,843
Prothena Corp. PLC(a)	101,544	1,480,512
Ra Pharmaceuticals Inc.(a)(b)	36,596	364,130
Recro Pharma Inc.(a)(b)	45,062	226,211
Rexahn Pharmaceuticals Inc.(a)(b)	80,100	112,941
Rhythm Pharmaceuticals Inc.(a)(b)	31,250	976,875
Rigel Pharmaceuticals Inc.(a)	421,370	1,192,477
Riot Blockchain Inc.(b)	33,202	210,501
Rocket Pharmaceuticals Inc.(a)(b)	53,417	1,048,576
Savara Inc.(a)	63,868	722,986
Selecta Biosciences Inc.(a)(b)	45,751	606,201
SELLAS Life Sciences Group Inc.(a)(b)	7,336	25,089
Seres Therapeutics Inc.(a)(b)	51,992	447,131
Sesen Bio Inc.(a)	99,254	193,545
Soleno Therapeutics Inc.(a)	22,392	52,397
Sophiris Bio Inc.(a)(b)	74,246	208,631
Sorrento Therapeutics Inc.(a)(b)	219,912	1,583,366
Spero Therapeutics Inc.(a)(b)	17,203	252,368
Spring Bank Pharmaceuticals Inc.(a)(b)	28,811	341,410
Stemline Therapeutics Inc.(a)	70,990	1,139,390
Sunesis Pharmaceuticals Inc.(a)	84,227	178,561
Surface Oncology Inc.(a)	18,592	303,236
Syndax Pharmaceuticals Inc.(a)(b)	37,316	261,958
Synergy Pharmaceuticals Inc.(a)(b)	627,738	1,092,264
Synlogic Inc.(a)(b)	38,993	383,301

iShares® Micro-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Syros Pharmaceuticals Inc.(a)(b)	62,178	$ 634,837
T2 Biosystems Inc.(a)	64,658	500,453
TapImmune Inc.(a)(b)	18,816	177,435
TG Therapeutics Inc.(a)(b)	150,436	1,978,233
Tocagen Inc.(a)(b)	45,458	424,578
Tracon Pharmaceuticals Inc.(a)(b)	46,138	124,573
Trevena Inc.(a)(b)	154,403	222,340
Tyme Technologies Inc.(a)	106,264	335,794
UNITY Biotechnology Inc.(a)(b)	12,296	185,178
Unum Therapeutics Inc.(a)(b)	9,030	129,581
Vanda Pharmaceuticals Inc.(a)(b)	131,429	2,503,722
Vaxart Inc.(a)	10,583	32,066
Veracyte Inc.(a)	61,715	576,418
Verastem Inc.(a)(b)	135,323	931,022
Vericel Corp.(a)(b)	94,674	918,338
Versartis Inc.(a)(b)	91,048	184,372
Vical Inc.(a)	51,868	59,648
Viking Therapeutics Inc.(a)	111,157	1,054,880
Vital Therapies Inc.(a)(b)	78,561	538,143
Voyager Therapeutics Inc.(a)	54,192	1,058,912
vTv Therapeutics Inc., Class A(a)(b)	15,534	23,922
XBiotech Inc.(a)(b)	51,236	229,537
XOMA Corp.(a)	14,548	303,762
Zafgen Inc.(a)(b)	59,434	608,010
ZIOPHARM Oncology Inc.(a)(b)	335,728	1,013,899
		111,714,743
Building Products — 0.9%
Alpha Pro Tech Ltd.(a)	37,093	124,262
Armstrong Flooring Inc.(a)	55,598	780,596
Caesarstone Ltd.	57,924	874,652
CSW Industrials Inc.(a)(b)	41,104	2,172,347
Insteel Industries Inc.	46,305	1,546,587
PGT Innovations Inc.(a)	125,367	2,613,902
Quanex Building Products Corp.	89,852	1,612,843
Tecogen Inc.(a)(b)	45,664	169,870
		9,895,059
Capital Markets — 1.5%
Arlington Asset Investment Corp., Class A(b)	74,442	767,497
B. Riley Financial Inc.	52,934	1,193,662
Cowen Inc.(a)(b)	71,924	996,148
Diamond Hill Investment Group Inc.	8,131	1,580,910
Donnelley Financial Solutions Inc.(a)	86,487	1,502,279
GAIN Capital Holdings Inc.(b)	70,803	534,563
Great Elm Capital Group Inc.(a)(b)	58,679	211,244
Greenhill & Co. Inc.	55,114	1,565,238
Hennessy Advisors Inc.(b)	11,825	205,164
INTL. FCStone Inc.(a)	39,400	2,037,374
Ladenburg Thalmann Financial Services Inc.	263,418	895,621
Manning & Napier Inc.	38,988	120,863
Medley Management Inc., Class A	15,805	56,108
National Holdings Corp.(a)	11,753	38,667
Oppenheimer Holdings Inc., Class A, NVS	25,677	718,956
Pzena Investment Management Inc., Class A	45,004	414,487
Safeguard Scientifics Inc.(a)	46,846	599,629
Siebert Financial Corp.(a)(b)	16,636	173,347
Silvercrest Asset Management Group Inc., Class A	22,001	358,616
TheStreet Inc.(a)	76,651	167,099
Westwood Holdings Group Inc.	21,219	1,263,379
		15,400,851
Security	Shares	Value
Chemicals — 1.7%
Advanced Emissions Solutions Inc.	43,396	$ 492,979
AgroFresh Solutions Inc.(a)(b)	80,511	564,382
American Vanguard Corp.(b)	73,575	1,688,546
Core Molding Technologies Inc.	18,639	266,165
Flotek Industries Inc.(a)(b)	136,200	439,926
FutureFuel Corp.	65,563	918,538
Hawkins Inc.	24,976	882,902
Intrepid Potash Inc.(a)(b)	242,975	996,198
KMG Chemicals Inc.	37,436	2,762,028
Koppers Holdings Inc.(a)	52,861	2,027,219
LSB Industries Inc.(a)(b)	52,916	280,455
Marrone Bio Innovations Inc.(a)(b)	140,520	258,557
Northern Technologies International Corp.	10,109	361,902
OMNOVA Solutions Inc.(a)(b)	115,139	1,197,446
Rayonier Advanced Materials Inc.	131,125	2,240,926
Senomyx Inc.(a)	119,347	143,216
Trecora Resources(a)(b)	53,511	794,638
Tredegar Corp.	66,705	1,567,567
		17,883,590
Commercial Services & Supplies — 1.8%
AMREP Corp.(a)	4,804	34,252
Aqua Metals Inc.(a)	68,361	196,880
ARC Document Solutions Inc.(a)	101,757	180,110
BioHiTech Global Inc.(a)	17,215	66,106
Casella Waste Systems Inc., Class A(a)(b)	102,792	2,632,503
CECO Environmental Corp.	77,403	475,254
Cemtrex Inc.(a)	16,449	34,378
Ecology and Environment Inc., Class A	9,235	114,976
Ennis Inc.	67,356	1,370,695
Heritage-Crystal Clean Inc.(a)(b)	38,529	774,433
Hudson Technologies Inc.(a)(b)	93,008	186,946
Intersections Inc.(a)(b)	23,409	47,520
Kimball International Inc., Class B, NVS	95,555	1,544,169
LSC Communications Inc.	87,956	1,377,391
NL Industries Inc.(a)(b)	20,868	181,552
Odyssey Marine Exploration Inc.(a)(b)	20,514	170,061
Performant Financial Corp.(a)(b)	94,977	204,200
Perma-Fix Environmental Services(a)(b)	34,801	156,604
Quest Resource Holding Corp.(a)(b)	16,108	31,249
RR Donnelley & Sons Co.	180,705	1,040,861
SP Plus Corp.(a)(b)	58,794	2,187,137
Team Inc.(a)(b)	75,249	1,738,252
Viad Corp.	48,871	2,651,252
VSE Corp.	22,497	1,074,907
		18,471,688
Communications Equipment — 1.4%
Aerohive Networks Inc.(a)	82,790	328,676
Applied Optoelectronics Inc.(a)(b)	47,383	2,127,497
Aviat Networks Inc.(a)	12,036	197,029
BK Technologies Inc.	25,494	94,328
CalAmp Corp.(a)	88,936	2,083,770
Calix Inc.(a)(b)	112,565	878,007
Clearfield Inc.(a)	28,687	316,991
ClearOne Inc.	15,249	58,709
Communications Systems Inc.	20,665	78,734
Comtech Telecommunications Corp.	58,637	1,869,347
DASAN Zhone Solutions Inc.(a)(b)	15,222	148,567
Digi International Inc.(a)	69,220	913,704
EMCORE Corp.(a)	68,753	347,203

iShares® Micro-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Harmonic Inc.(a)(b)	212,423	$ 902,798
Inseego Corp.(a)(b)	123,885	249,009
KVH Industries Inc.(a)(b)	42,835	573,989
Lantronix Inc.(a)	23,992	68,137
Network-1 Technologies Inc.	33,701	104,473
PC-Tel Inc.	48,629	303,445
Quantenna Communications Inc.(a)(b)	83,152	1,292,182
Resonant Inc.(a)(b)	59,528	335,738
Ribbon Communications Inc.(a)	133,857	953,062
TESSCO Technologies Inc.	16,159	279,551
Westell Technologies Inc., Class A(a)	31,259	89,088
		14,594,034
Construction & Engineering — 0.9%
Ameresco Inc., Class A(a)(b)	48,224	578,688
Argan Inc.	37,124	1,520,228
FTE Networks Inc.(a)	6,096	117,653
Goldfield Corp. (The)(a)	60,290	256,232
Great Lakes Dredge & Dock Corp.(a)(b)	150,201	788,555
HC2 Holdings Inc.(a)(b)	108,999	637,644
IES Holdings Inc.(a)(b)	22,631	379,069
Infrastructure and Energy Alternatives Inc.(a)	43,910	408,802
Limbach Holdings Inc.(a)(b)	12,124	143,306
MYR Group Inc.(a)(b)	41,113	1,457,867
Northwest Pipe Co.(a)(b)	24,299	470,672
NV5 Global Inc.(a)(b)	21,245	1,472,278
Orion Group Holdings Inc.(a)	69,214	571,708
Sterling Construction Co. Inc.(a)(b)	66,899	871,694
		9,674,396
Construction Materials — 0.1%
Forterra Inc.(a)	48,099	468,003
U.S. Lime & Minerals Inc.	4,990	418,661
		886,664
Consumer Finance — 0.8%
Asta Funding Inc.	1,355	4,675
Consumer Portfolio Services Inc.(a)(b)	44,862	182,588
Elevate Credit Inc.(a)	52,408	443,372
Enova International Inc.(a)	84,934	3,104,338
EZCORP Inc., Class A, NVS(a)(b)	128,784	1,551,847
Nicholas Financial Inc.(a)	20,173	185,591
Regional Management Corp.(a)	24,151	845,768
World Acceptance Corp.(a)(b)	15,693	1,742,080
		8,060,259
Containers & Packaging — 0.2%
Myers Industries Inc.	78,558	1,508,314
UFP Technologies Inc.(a)(b)	17,645	544,348
		2,052,662
Distributors — 0.1%
Educational Development Corp.(b)	8,308	155,775
Funko Inc., Class A(a)(b)	26,873	337,256
Weyco Group Inc.	16,051	584,257
		1,077,288
Diversified Consumer Services — 1.0%
American Public Education Inc.(a)	40,902	1,721,974
Aspen Group Inc./CO(a)(b)	35,482	265,051
Bridgepoint Education Inc.(a)	66,830	436,400
Cambium Learning Group Inc.(a)(b)	36,760	409,874
Career Education Corp.(a)	174,169	2,816,313
Carriage Services Inc.	39,437	968,178
Security	Shares	Value
Diversified Consumer Services (continued)
Collectors Universe Inc.	19,870	$ 292,884
K12 Inc.(a)	97,589	1,597,532
Liberty Tax Inc.	20,527	165,755
Lincoln Educational Services Corp.(a)	65,572	114,095
National American University Holdings Inc.	4,796	4,551
Regis Corp.(a)	91,064	1,506,199
Universal Technical Institute Inc.(a)(b)	50,770	159,925
		10,458,731
Diversified Financial Services — 0.2%
A-Mark Precious Metals Inc.	12,897	171,272
Marlin Business Services Corp.	23,240	693,714
On Deck Capital Inc.(a)	131,151	918,057
		1,783,043
Diversified Telecommunication Services — 0.5%
Alaska Communications Systems Group Inc.(a)	130,703	231,344
Hawaiian Telcom Holdco Inc.(a)(b)	16,595	479,927
IDT Corp., Class B	50,254	282,428
magicJack VocalTec Ltd.(a)(b)	36,910	315,581
Ooma Inc.(a)	47,341	669,875
ORBCOMM Inc.(a)(b)	188,051	1,899,315
Otelco Inc., Class A(a)	7,088	105,966
Pareteum Corp.(a)(b)	122,438	306,095
pdvWireless Inc.(a)(b)	24,117	601,719
Windstream Holdings Inc.	104,138	548,807
		5,441,057
Electric Utilities — 0.0%
Genie Energy Ltd., Class B	32,987	163,615
Spark Energy Inc., Class A(b)	28,352	276,432
		440,047
Electrical Equipment — 0.9%
Allied Motion Technologies Inc.	17,543	839,959
American Superconductor Corp.(a)(b)	46,165	323,155
Babcock & Wilcox Enterprises Inc.(a)(b)	76,969	183,186
Broadwind Energy Inc.(a)	37,203	87,799
Capstone Turbine Corp.(a)	138,317	197,793
Energous Corp.(a)(b)	58,379	865,761
Energy Focus Inc.(a)	3,895	7,400
Enphase Energy Inc.(a)(b)	219,549	1,477,565
FuelCell Energy Inc.(a)(b)	201,287	265,699
LSI Industries Inc.	63,599	339,619
Plug Power Inc.(a)(b)	540,871	1,092,559
Polar Power Inc.(a)(b)	11,214	68,517
Powell Industries Inc.	23,143	806,071
Preformed Line Products Co.	7,837	695,769
Revolution Lighting Technologies Inc.(a)	31,680	127,670
TPI Composites Inc.(a)(b)	37,061	1,083,664
Ultralife Corp.(a)(b)	26,433	253,757
Vivint Solar Inc.(a)	77,197	382,125
		9,098,068
Electronic Equipment, Instruments & Components — 2.0%
Airgain Inc.(a)(b)	16,883	155,155
Akoustis Technologies Inc.(a)(b)	35,621	258,965
Applied DNA Sciences Inc.(a)	73,766	92,945
Bel Fuse Inc., Class B, NVS	24,768	517,651
ClearSign Combustion Corp.(a)	48,330	96,660
Coda Octopus Group Inc.(a)	10,934	43,627
Control4 Corp.(a)(b)	65,834	1,600,425
CTS Corp.	84,288	3,034,368
CUI Global Inc.(a)(b)	70,531	209,477

iShares® Micro-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Daktronics Inc.	93,597	$ 796,510
Data I/O Corp.(a)(b)	19,594	124,422
Electro Scientific Industries Inc.(a)	80,193	1,264,644
eMagin Corp.(a)(b)	68,851	123,932
FARO Technologies Inc.(a)	42,604	2,315,527
Frequency Electronics Inc.(a)	14,587	117,571
ID Systems Inc.(a)(b)	35,704	221,008
Identiv Inc.(a)(b)	36,189	140,051
IEC Electronics Corp.(a)(b)	26,019	151,691
Intellicheck Inc.(a)	2,531	5,821
Interlink Electronics Inc.(a)	3,120	10,109
Iteris Inc.(a)(b)	64,256	310,999
Key Tronic Corp.(a)	28,750	217,925
Kimball Electronics Inc.(a)	66,441	1,215,870
LightPath Technologies Inc., Class A(a)(b)	62,797	144,433
LRAD Corp.(a)(b)	85,481	224,815
Luna Innovations Inc.(a)	68,551	204,282
Maxwell Technologies Inc.(a)(b)	87,488	454,938
Mesa Laboratories Inc.(b)	8,426	1,778,560
MicroVision Inc.(a)(b)	184,500	206,640
Napco Security Technologies Inc.(a)(b)	30,698	449,726
PAR Technology Corp.(a)(b)	29,337	518,678
Park Electrochemical Corp.	49,781	1,154,421
PC Connection Inc.	29,944	994,141
PCM Inc.(a)(b)	20,401	309,075
Perceptron Inc.(a)(b)	20,924	220,748
Research Frontiers Inc.(a)	5,737	4,727
RF Industries Ltd.	19,864	144,014
Richardson Electronics Ltd./U.S.	32,048	312,148
SMTC Corp.(a)(b)	38,837	114,181
Vishay Precision Group Inc.(a)	26,568	1,013,569
Wireless Telecom Group Inc.(a)	50,224	110,493
		21,384,942
Energy Equipment & Services — 2.1%
Aspen Aerogels Inc.(a)	51,551	252,600
Basic Energy Services Inc.(a)(b)	47,353	526,092
Bristow Group Inc.	82,656	1,166,276
CARBO Ceramics Inc.(a)(b)	51,167	469,201
Dawson Geophysical Co.(a)(b)	53,595	423,401
Enservco Corp.(a)	95,570	110,861
Era Group Inc.(a)	52,160	675,472
Geospace Technologies Corp.(a)(b)	33,208	466,905
Gulf Island Fabrication Inc.	35,805	322,245
Gulfmark Offshore Inc.(a)	9,729	325,922
Hornbeck Offshore Services Inc.(a)	81,680	323,453
Independence Contract Drilling Inc.(a)(b)	85,290	351,395
ION Geophysical Corp.(a)(b)	27,308	663,584
Key Energy Services Inc.(a)(b)	26,579	431,643
Matrix Service Co.(a)	67,321	1,235,340
Mitcham Industries Inc.(a)	30,274	121,701
Natural Gas Services Group Inc.(a)(b)	31,815	750,834
Newpark Resources Inc.(a)(b)	225,930	2,451,341
Nine Energy Service Inc.(a)(b)	20,541	680,318
Nordic American Offshore Ltd.(b)	106,388	122,346
Nuverra Environmental Solutions Inc.(a)(b)	3,115	37,380
PHI Inc., NVS(a)(b)	31,208	317,385
Pioneer Energy Services Corp.(a)	194,077	1,135,350
Profire Energy Inc.(a)	60,440	204,287
Quintana Energy Services Inc.(a)	14,276	120,918
Ranger Energy Services Inc.(a)(b)	12,132	111,250
Security	Shares	Value
Energy Equipment & Services (continued)
RigNet Inc.(a)(b)	35,846	$ 369,214
SEACOR Holdings Inc.(a)(b)	43,781	2,507,338
SEACOR Marine Holdings Inc.(a)	41,615	960,890
Smart Sand Inc.(a)(b)	55,827	296,441
Solaris Oilfield Infrastructure Inc., Class A(a)(b)	65,278	932,823
Superior Drilling Products Inc.(a)	35,401	68,678
Synthesis Energy Systems Inc.(a)	22,395	73,456
TETRA Technologies Inc.(a)	308,353	1,372,171
Tidewater Inc.(a)	61,146	1,768,954
		22,147,465
Equity Real Estate Investment Trusts (REITs) — 3.5%
Armada Hoffler Properties Inc.(b)	106,970	1,593,853
Ashford Hospitality Trust Inc.(b)	224,095	1,815,170
Bluerock Residential Growth REIT Inc.(b)	63,408	565,599
Braemar Hotels & Resorts Inc.	79,173	904,156
BRT Apartments Corp.(b)	22,543	287,423
CatchMark Timber Trust Inc., Class A	130,836	1,665,542
Cedar Realty Trust Inc.	231,979	1,094,941
City Office REIT Inc.(b)	99,908	1,281,820
Clipper Realty Inc.	39,509	337,407
Community Healthcare Trust Inc.	46,836	1,398,991
Condor Hospitality Trust Inc.	18,770	195,208
CorEnergy Infrastructure Trust Inc.(b)	30,838	1,159,509
Farmland Partners Inc.(b)	85,265	750,332
Front Yard Residential Corp.	129,389	1,348,233
Getty Realty Corp.	77,693	2,188,612
Gladstone Commercial Corp.	78,119	1,501,447
Gladstone Land Corp.(b)	36,960	468,283
Global Medical REIT Inc.	50,415	446,677
Global Self Storage Inc.	46,896	194,618
Independence Realty Trust Inc.	235,356	2,426,520
Innovative Industrial Properties Inc.	16,477	603,388
Jernigan Capital Inc.	36,166	689,324
MedEquities Realty Trust Inc.	83,519	920,379
NexPoint Residential Trust Inc.	44,509	1,266,281
One Liberty Properties Inc.	43,901	1,159,425
Plymouth Industrial REIT Inc.(b)	11,648	186,368
Preferred Apartment Communities Inc., Class A	102,009	1,733,133
Safety Income & Growth Inc.(b)	23,416	444,202
Sotherly Hotels Inc.(b)	39,834	278,041
Spirit MTA REIT(a)	112,767	1,161,500
UMH Properties Inc.(b)	87,739	1,346,794
Universal Health Realty Income Trust	31,096	1,989,522
Urstadt Biddle Properties Inc., Class A	75,112	1,699,785
Wheeler Real Estate Investment Trust Inc.	22,942	92,686
Whitestone REIT(b)	101,278	1,263,950
		36,459,119
Food & Staples Retailing — 0.8%
Chefs' Warehouse Inc. (The)(a)(b)	55,722	1,588,077
Ifresh Inc.(a)	6,050	31,702
Ingles Markets Inc., Class A	36,051	1,146,422
Natural Grocers by Vitamin Cottage Inc.(a)(b)	22,859	291,224
Smart & Final Stores Inc.(a)	56,683	314,590
SpartanNash Co.	90,865	2,318,875
SUPERVALU Inc.(a)	97,119	1,992,882
Village Super Market Inc., Class A	21,978	647,472
		8,331,244
Food Products — 0.7%
Alico Inc.	9,443	299,343

iShares® Micro-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Farmer Bros. Co.(a)(b)	25,754	$ 786,785
Freshpet Inc.(a)(b)	67,430	1,850,954
John B Sanfilippo & Son Inc.	22,081	1,643,930
Landec Corp.(a)(b)	70,901	1,056,425
Lifeway Foods Inc.(a)	10,598	53,308
Limoneira Co.	31,646	778,808
RiceBran Technologies(a)(b)	43,826	94,664
Rocky Mountain Chocolate Factory Inc.	16,464	188,348
S&W Seed Co.(a)(b)	48,000	156,000
Seneca Foods Corp., Class A(a)	18,499	499,473
		7,408,038
Gas Utilities — 0.0%
RGC Resources Inc.	18,436	537,962
Health Care Equipment & Supplies — 5.3%
Accuray Inc.(a)(b)	216,709	888,507
Alphatec Holdings Inc.(a)	45,145	134,532
AngioDynamics Inc.(a)(b)	94,241	2,095,920
Anika Therapeutics Inc.(a)	36,756	1,176,192
Antares Pharma Inc.(a)(b)	369,450	953,181
Apollo Endosurgery Inc.(a)(b)	21,176	147,809
AtriCure Inc.(a)(b)	86,023	2,326,922
Bellerophon Therapeutics Inc.(a)(b)	59,920	145,006
Biolase Inc.(a)(b)	19,412	23,489
BioLife Solutions Inc.(a)	12,605	143,823
Biomerica Inc.(a)	17,551	68,273
Bovie Medical Corp.(a)(b)	83,361	362,620
CAS Medical Systems Inc.(a)(b)	65,881	128,468
Cerus Corp.(a)	329,835	2,199,999
Chembio Diagnostics Inc.(a)(b)	37,282	413,830
ConforMIS Inc.(a)(b)	137,969	172,461
Corindus Vascular Robotics Inc.(a)(b)	215,244	177,727
CryoLife Inc.(a)	91,421	2,546,075
CryoPort Inc.(a)(b)	63,049	994,913
Cutera Inc.(a)(b)	34,213	1,378,784
CytoSorbents Corp.(a)(b)	73,058	832,861
DarioHealth Corp.(a)	19,498	24,957
Ekso Bionics Holdings Inc.(a)(b)	100,667	180,194
Electromed Inc.(a)	18,418	99,826
Endologix Inc.(a)(b)	212,815	1,204,533
FONAR Corp.(a)(b)	15,798	419,437
GenMark Diagnostics Inc.(a)(b)	130,283	831,206
Helius Medical Technologies Inc.(a)(b)	33,429	318,244
Heska Corp.(a)(b)	16,974	1,761,731
IntriCon Corp.(a)(b)	15,619	629,446
Invacare Corp.(b)	84,626	1,574,044
Invuity Inc.(a)(b)	51,883	202,344
iRadimed Corp.(a)(b)	9,275	192,456
IRIDEX Corp.(a)(b)	29,332	198,871
Lantheus Holdings Inc.(a)	94,645	1,377,085
LeMaitre Vascular Inc.	40,142	1,343,954
Meridian Bioscience Inc.	107,364	1,707,088
Milestone Scientific Inc.(a)	5,732	4,528
Misonix Inc.(a)	20,351	252,352
Motus GI Holdings Inc.(a)	6,166	44,334
Myomo Inc.(a)(b)	26,775	79,254
Nuvectra Corp.(a)(b)	35,707	733,065
Obalon Therapeutics Inc.(a)	23,056	49,570
OraSure Technologies Inc.(a)(b)	153,392	2,526,366
Orthofix International NV(a)	44,715	2,540,706
Security	Shares	Value
Health Care Equipment & Supplies (continued)
OrthoPediatrics Corp.(a)(b)	17,576	$ 468,225
Oxford Immunotec Global PLC(a)(b)	65,042	838,391
Presbia PLC(a)	10,733	23,291
Pulse Biosciences Inc.(a)(b)	26,792	405,631
Restoration Robotics Inc.(a)(b)	38,134	132,325
Retractable Technologies Inc.(a)	1,006	741
ReWalk Robotics Ltd.(a)(b)	68,855	67,471
Rockwell Medical Inc.(a)(b)	122,546	604,152
RTI Surgical Inc.(a)	148,149	681,485
SeaSpine Holdings Corp.(a)	30,435	384,090
Second Sight Medical Products Inc.(a)(b)	74,789	124,150
Senseonics Holdings Inc.(a)(b)	170,427	700,455
Sensus Healthcare Inc.(a)	21,208	153,970
Sientra Inc.(a)	59,400	1,158,894
STAAR Surgical Co.(a)(b)	106,154	3,290,774
Surmodics Inc.(a)	33,260	1,835,952
Tactile Systems Technology Inc.(a)(b)	44,133	2,294,916
Tandem Diabetes Care Inc.(a)	113,496	2,499,182
TransEnterix Inc.(a)(b)	396,084	1,726,926
Utah Medical Products Inc.	9,027	994,324
Valeritas Holdings Inc.(a)(b)	40,589	54,389
Vermillion Inc.(a)(b)	89,898	70,165
ViewRay Inc.(a)(b)	126,115	872,716
Viveve Medical Inc.(a)(b)	59,961	163,094
Xtant Medical Holdings Inc.(a)(b)	9,250	51,338
Zosano Pharma Corp.(a)(b)	25,415	103,693
		55,307,723
Health Care Providers & Services — 1.9%
AAC Holdings Inc.(a)(b)	33,768	316,406
Aceto Corp.	75,840	254,064
Addus HomeCare Corp.(a)	19,684	1,126,909
American Renal Associates Holdings Inc.(a)(b)	33,072	521,545
Apollo Medical Holdings Inc.(a)(b)	50,227	1,298,870
BioScrip Inc.(a)(b)	324,627	951,157
Capital Senior Living Corp.(a)(b)	62,600	667,942
Catasys Inc.(a)(b)	11,556	77,656
Civitas Solutions Inc.(a)(b)	42,074	690,014
Community Health Systems Inc.(a)	218,735	726,200
Cross Country Healthcare Inc.(a)(b)	91,599	1,030,489
CynergisTek Inc./DE(a)	21,407	84,344
Digirad Corp.	53,133	82,356
Five Star Senior Living Inc.(a)	70,409	105,613
Fulgent Genetics Inc.(a)(b)	14,000	57,960
Genesis Healthcare Inc.(a)(b)	142,703	326,790
InfuSystem Holdings Inc.(a)(b)	53,273	189,119
Joint Corp. (The)(a)	22,766	186,226
National Research Corp.	28,517	1,066,536
Nobilis Health Corp.(a)(b)	140,231	168,277
PetIQ Inc.(a)(b)	25,650	688,959
Providence Service Corp. (The)(a)	29,187	2,292,639
Psychemedics Corp.	12,840	247,042
Quorum Health Corp.(a)(b)	73,400	367,000
R1 RCM Inc.(a)(b)	264,071	2,292,136
RadNet Inc.(a)	102,334	1,535,010
Sharps Compliance Corp.(a)	37,281	137,567
Triple-S Management Corp., Class B(a)	56,545	2,208,648
		19,697,474
Health Care Technology — 1.0%
Castlight Health Inc., Class B(a)(b)	195,503	830,888

iShares® Micro-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Technology (continued)
Computer Programs & Systems Inc.(b)	30,451	$ 1,001,838
HealthStream Inc.	65,927	1,800,466
HTG Molecular Diagnostics Inc.(a)(b)	64,514	210,316
Icad Inc.(a)(b)	36,179	110,346
Inspire Medical Systems Inc.(a)(b)	20,123	717,586
Medical Transcription Billing Corp.(a)	14,665	56,754
NantHealth Inc.(a)(b)	52,250	172,947
Simulations Plus Inc.	29,798	663,005
Streamline Health Solutions Inc.(a)	45,702	67,182
Tabula Rasa HealthCare Inc.(a)(b)	44,189	2,820,584
Vocera Communications Inc.(a)(b)	75,033	2,242,736
		10,694,648
Hotels, Restaurants & Leisure — 2.3%
Ark Restaurants Corp.	5,886	149,858
Biglari Holdings Inc., Class A(a)	230	218,500
Biglari Holdings Inc., Class B, NVS(a)	2,432	446,248
Bojangles' Inc.(a)	43,896	632,102
Carrols Restaurant Group Inc.(a)	89,467	1,328,585
Century Casinos Inc.(a)	68,258	597,258
Chuy's Holdings Inc.(a)(b)	42,581	1,307,237
Del Frisco's Restaurant Group Inc.(a)	52,380	659,988
Del Taco Restaurants Inc.(a)	78,663	1,115,441
Denny's Corp.(a)	159,393	2,539,130
Diversified Restaurant Holdings Inc.(a)	38,306	47,883
Dover Downs Gaming & Entertainment Inc.(a)(b)	49,821	88,681
Dover Motorsports Inc.	53,359	120,058
Drive Shack Inc.(a)	145,128	1,120,388
El Pollo Loco Holdings Inc.(a)(b)	54,541	621,767
Empire Resorts Inc.(a)(b)	9,048	179,150
Famous Dave's of America Inc.(a)	13,427	90,632
FAT Brands Inc.	4,182	32,201
Full House Resorts Inc.(a)(b)	63,033	209,900
Golden Entertainment Inc.(a)	46,406	1,252,498
Good Times Restaurants Inc.(a)	26,584	99,690
Habit Restaurants Inc. (The), Class A(a)(b)	51,092	510,920
Inspired Entertainment Inc.(a)(b)	27,232	170,200
J Alexander's Holdings Inc.(a)	34,161	380,895
Jamba Inc.(a)	32,821	349,544
Kona Grill Inc.(a)(b)	16,229	38,138
Lindblad Expeditions Holdings Inc.(a)	56,194	744,571
Luby's Inc.(a)	55,825	144,587
Monarch Casino & Resort Inc.(a)	28,889	1,272,560
Nathan's Famous Inc.	7,358	692,388
Nevada Gold & Casinos Inc.(a)	52,690	105,380
Noodles & Co.(a)(b)	32,838	403,907
ONE Group Hospitality Inc. (The)(a)	30,513	74,147
Papa Murphy's Holdings Inc.(a)	22,760	126,318
Peak Resorts Inc.	30,160	150,800
PlayAGS Inc.(a)	40,956	1,108,679
Potbelly Corp.(a)(b)	59,475	770,201
RCI Hospitality Holdings Inc.	23,370	739,661
Red Lion Hotels Corp.(a)(b)	42,827	498,935
Ruth's Hospitality Group Inc.	74,445	2,088,182
Town Sports International Holdings Inc.(a)(b)	38,218	556,072
YogaWorks Inc.(a)	13,396	24,113
Zoe's Kitchen Inc.(a)(b)	48,378	472,169
		24,279,562
Household Durables — 1.6%
AV Homes Inc.(a)(b)	31,167	666,974
Security	Shares	Value
Household Durables (continued)
Bassett Furniture Industries Inc.	26,355	$ 726,080
Beazer Homes USA Inc.(a)(b)	79,722	1,175,899
Century Communities Inc.(a)(b)	65,465	2,065,421
CSS Industries Inc.	23,523	397,539
Dixie Group Inc. (The)(a)	39,083	89,891
Emerson Radio Corp.(a)	44,118	64,412
Flexsteel Industries Inc.	18,085	721,592
Green Brick Partners Inc.(a)	62,719	614,646
Hamilton Beach Brands Holding Co., Class A	15,941	463,086
Hooker Furniture Corp.	29,604	1,388,428
Hovnanian Enterprises Inc., Class A(a)(b)	309,865	505,080
Libbey Inc.	57,310	465,930
Lifetime Brands Inc.	29,499	373,162
M/I Homes Inc.(a)	70,112	1,856,566
New Home Co. Inc. (The)(a)(b)	32,971	328,721
Nova Lifestyle Inc.(a)(b)	41,942	70,043
PICO Holdings Inc.	50,214	584,993
Purple Innovation Inc.(a)	11,007	93,560
Skyline Champion Corp.	17,586	616,213
Turtle Beach Corp.(a)(b)	20,032	407,050
Universal Electronics Inc.(a)(b)	35,051	1,158,436
Vuzix Corp.(a)(b)	59,234	441,293
ZAGG Inc.(a)(b)	69,916	1,209,547
		16,484,562
Household Products — 0.1%
Ocean Bio-Chem Inc.	12,058	43,288
Oil-Dri Corp. of America	12,869	542,300
Orchids Paper Products Co.(a)	24,496	97,494
		683,082
Independent Power and Renewable Electricity Producers — 0.1%
Atlantic Power Corp.(a)	295,714	650,571
VivoPower International PLC(a)(b)	6,502	15,214
		665,785
Insurance — 1.7%
1347 Property Insurance Holdings Inc.(a)	11,202	79,534
Atlas Financial Holdings Inc.(a)(b)	26,244	229,635
Baldwin & Lyons Inc., Class B	30,357	740,711
Blue Capital Reinsurance Holdings Ltd.	16,439	181,651
Citizens Inc./TX(a)(b)	129,169	1,006,227
Conifer Holdings Inc.(a)(b)	13,449	84,729
Crawford & Co., Class B	31,248	270,295
Donegal Group Inc., Class A	26,967	367,021
eHealth Inc.(a)(b)	47,745	1,055,164
EMC Insurance Group Inc.	23,676	657,719
FedNat Holding Co.	29,514	680,888
Global Indemnity Ltd.	21,676	844,930
Goosehead Insurance Inc., Class A(a)	24,687	616,188
Greenlight Capital Re Ltd., Class A(a)(b)	77,250	1,096,950
Hallmark Financial Services Inc.(a)(b)	35,777	357,054
HCI Group Inc.	18,667	775,987
Health Insurance Innovations Inc., Class A(a)	29,484	953,807
Heritage Insurance Holdings Inc.	51,066	851,270
Independence Holding Co.	12,668	421,211
Investors Title Co.	3,614	667,361
Kingstone Companies Inc.	24,163	408,355
NI Holdings Inc.(a)	27,208	461,176
Tiptree Inc.	74,963	509,748
Trupanion Inc.(a)(b)	61,086	2,357,920
United Insurance Holdings Corp.	52,264	1,023,329

iShares® Micro-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
WMIH Corp.(a)	494,287	$ 662,345
		17,361,205
Internet & Direct Marketing Retail — 0.7%
1-800-Flowers.com Inc., Class A(a)	69,027	866,289
Duluth Holdings Inc., Class B(a)(b)	20,702	492,501
EVINE Live Inc.(a)(b)	158,622	195,105
FTD Companies Inc.(a)(b)	43,964	203,993
Gaia Inc.(a)	29,500	597,375
Lands' End Inc.(a)	26,908	750,733
Overstock.com Inc.(a)	52,584	1,769,452
PetMed Express Inc.	50,826	2,238,885
U.S. Auto Parts Network Inc.(a)(b)	64,806	97,209
		7,211,542
Internet Software & Services — 2.0%
Amber Road Inc.(a)	59,651	561,316
AutoWeb Inc.(a)(b)	24,887	112,489
Brightcove Inc.(a)	90,187	870,305
Carbonite Inc.(a)(b)	68,272	2,382,693
Cardlytics Inc.(a)	14,510	315,738
Care.com Inc.(a)	49,357	1,030,574
ChannelAdvisor Corp.(a)	66,667	936,671
Determine Inc.(a)	953	1,344
DHI Group Inc.(a)	128,071	300,967
eGain Corp.(a)	45,539	687,639
Fusion Connect Inc.(a)(b)	53,672	211,468
Gogo Inc.(a)(b)	146,293	710,984
Internap Corp.(a)(b)	50,902	530,399
Issuer Direct Corp.	5,444	108,280
Leaf Group Ltd.(a)(b)	41,997	455,667
Limelight Networks Inc.(a)	274,849	1,228,575
Liquidity Services Inc.(a)	67,111	439,577
Marchex Inc., Class B	101,755	311,370
Marin Software Inc.(a)(b)	10,521	61,022
Meet Group Inc. (The)(a)(b)	177,664	795,935
Net Element Inc.(a)(b)	7,364	54,125
QuinStreet Inc.(a)(b)	95,727	1,215,733
Reis Inc.	24,398	531,876
Remark Holdings Inc.(a)(b)	68,908	269,430
SharpSpring Inc.(a)(b)	18,693	163,377
ShotSpotter Inc.(a)(b)	18,436	699,278
Support.com Inc.(a)	47,504	135,386
Synacor Inc.(a)(b)	84,592	169,184
TechTarget Inc.(a)	52,540	1,492,136
Telaria Inc.(a)(b)	112,181	453,211
Tintri Inc.(a)(b)	25,236	6,226
Travelzoo(a)(b)	12,224	209,030
Tucows Inc., Class A(a)(b)	24,358	1,477,313
Veritone Inc.(a)(b)	17,298	290,952
XO Group Inc.(a)	62,255	1,992,160
		21,212,430
IT Services — 1.3%
ALJ Regional Holdings Inc.(a)(b)	51,974	98,751
Cass Information Systems Inc.	30,637	2,108,438
Computer Task Group Inc.(a)	35,248	272,819
ConvergeOne Holdings Inc.	63,173	593,194
CSP Inc.	8,939	88,049
Edgewater Technology Inc.(a)(b)	33,626	182,253
Everi Holdings Inc.(a)	168,130	1,210,536
Exela Technologies Inc.(a)	119,009	565,293
Security	Shares	Value
IT Services (continued)
Hackett Group Inc. (The)	62,483	$ 1,004,102
Information Services Group Inc.(a)	96,515	395,711
Innodata Inc.(a)	69,054	69,054
JetPay Corp.(a)	12,451	24,279
Mattersight Corp.(a)(b)	61,921	165,639
MoneyGram International Inc.(a)(b)	78,119	522,616
Perficient Inc.(a)	87,440	2,305,793
PFSweb Inc.(a)(b)	40,135	390,112
PRGX Global Inc.(a)(b)	55,467	538,030
ServiceSource International Inc.(a)	200,674	790,656
StarTek Inc.(a)(b)	24,161	151,973
Steel Connect Inc.(a)(b)	89,393	193,089
Unisys Corp.(a)(b)	128,893	1,662,720
		13,333,107
Leisure Products — 0.8%
American Outdoor Brands Corp.(a)	135,812	1,633,818
Clarus Corp.(a)	58,530	482,873
Escalade Inc.	29,408	414,653
JAKKS Pacific Inc.(a)	50,137	164,199
Johnson Outdoors Inc., Class A	12,407	1,048,764
Malibu Boats Inc., Class A(a)(b)	52,122	2,185,997
Marine Products Corp.	18,371	326,636
MCBC Holdings Inc.(a)	46,914	1,358,160
Nautilus Inc.(a)	76,052	1,194,016
		8,809,116
Life Sciences Tools & Services — 0.7%
Champions Oncology Inc.(a)	15,281	98,410
ChromaDex Corp.(a)(b)	97,758	362,682
Codexis Inc.(a)(b)	130,793	1,883,419
Enzo Biochem Inc.(a)	112,681	584,814
Fluidigm Corp.(a)(b)	65,848	392,454
Harvard Bioscience Inc.(a)	91,000	486,850
NanoString Technologies Inc.(a)	55,367	757,421
NeoGenomics Inc.(a)(b)	143,396	1,879,922
Pacific Biosciences of California Inc.(a)(b)	310,851	1,103,521
Quanterix Corp.(a)	12,745	183,018
		7,732,511
Machinery — 2.6%
ARC Group Worldwide Inc.(a)(b)	29,912	73,284
ASV Holdings Inc., NVS(a)(b)	14,616	84,627
Blue Bird Corp.(a)(b)	37,457	837,164
Columbus McKinnon Corp./NY	56,341	2,442,946
Commercial Vehicle Group Inc.(a)	77,203	566,670
DMC Global Inc.	36,344	1,631,846
Douglas Dynamics Inc.	57,082	2,739,936
Eastern Co. (The)	15,075	422,854
Energy Recovery Inc.(a)(b)	89,739	725,091
ExOne Co. (The)(a)(b)	28,395	201,037
FreightCar America Inc.	31,095	522,085
Gencor Industries Inc.(a)(b)	24,183	390,555
Global Brass & Copper Holdings Inc.	56,657	1,776,197
Graham Corp.	25,468	657,329
Hurco Companies Inc.	15,951	713,807
Jason Industries Inc.(a)	55,989	129,894
Kadant Inc.	28,123	2,704,026
LB Foster Co., Class A(a)	25,086	575,724
LS Starrett Co. (The), Class A	17,472	111,821
Lydall Inc.(a)	43,154	1,883,672
Manitex International Inc.(a)	38,286	477,809

iShares® Micro-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Miller Industries Inc./TN	30,087	$ 768,723
NN Inc.	71,025	1,342,373
Omega Flex Inc.	7,222	571,332
Park-Ohio Holdings Corp.	22,606	843,204
Perma-Pipe International Holdings Inc.(a)	19,424	181,614
Spartan Motors Inc.	87,668	1,323,787
Titan International Inc.	127,470	1,367,753
Twin Disc Inc.(a)	21,170	525,439
Xerium Technologies Inc.(a)(b)	35,607	471,437
		27,064,036
Marine — 0.2%
Eagle Bulk Shipping Inc.(a)	126,345	687,317
Genco Shipping & Trading Ltd.(a)	21,049	326,259
Pangaea Logistics Solutions Ltd.(a)	17,891	53,852
Safe Bulkers Inc.(a)	131,043	445,546
Scorpio Bulkers Inc.	149,189	1,059,242
		2,572,216
Media — 1.6%
AH Belo Corp., Class A	53,979	253,701
Ballantyne Strong Inc.(a)(b)	28,980	140,553
Beasley Broadcast Group Inc., Class A	12,830	143,696
Boston Omaha Corp., Class A(a)	12,819	270,096
Central European Media Enterprises Ltd., Class A(a)(b)	224,439	931,422
Cinedigm Corp., Class A(a)(b)	38,214	59,232
Daily Journal Corp.(a)(b)	1,438	331,028
Dolphin Entertainment Inc.(a)	13,509	48,970
Emmis Communications Corp., Class A(a)(b)	27,847	147,311
Entercom Communications Corp., Class A	327,307	2,471,168
Entravision Communications Corp., Class A	164,513	822,565
Fluent Inc.(a)(b)	81,995	200,888
Global Eagle Entertainment Inc.(a)(b)	124,878	314,693
Harte-Hanks Inc.(a)	10,733	119,136
Hemisphere Media Group Inc.(a)(b)	52,188	683,663
Lee Enterprises Inc.(a)(b)	141,247	402,554
Level Brands Inc.(a)	11,655	43,124
LiveXLive Media Inc.(a)(b)	13,613	78,547
Marcus Corp. (The)	49,546	1,610,245
McClatchy Co. (The), Class A(a)	13,778	137,091
MDC Partners Inc., Class A(a)	148,429	682,773
National CineMedia Inc.	197,814	1,661,638
New Media Investment Group Inc.	154,114	2,848,027
Reading International Inc., Class A, NVS(a)	46,030	734,178
Saga Communications Inc., Class A	10,282	395,857
Salem Media Group Inc.	31,713	163,322
Social Reality Inc.(a)(b)	22,199	101,449
Townsquare Media Inc., Class A	23,669	153,138
tronc Inc.(a)	44,503	769,012
Urban One Inc., NVS(a)	57,515	120,781
Xcel Brands Inc.(a)	19,555	45,954
		16,885,812
Metals & Mining — 1.1%
Ampco-Pittsburgh Corp.(a)	21,489	220,262
Friedman Industries Inc.	21,333	172,797
Gold Resource Corp.	136,011	896,313
Haynes International Inc.	31,806	1,168,553
Klondex Mines Ltd.(a)	344,465	795,714
Olympic Steel Inc.	23,105	471,573
Paramount Gold Nevada Corp.(a)	51,445	64,821
Pershing Gold Corp.(a)(b)	55,667	101,871
Security	Shares	Value
Metals & Mining (continued)
Ramaco Resources Inc.(a)	15,354	$ 106,864
Ryerson Holding Corp.(a)(b)	39,979	445,766
Schnitzer Steel Industries Inc., Class A	66,969	2,256,855
SunCoke Energy Inc.(a)	165,118	2,212,581
Synalloy Corp.	22,072	440,336
TimkenSteel Corp.(a)	101,132	1,653,508
Universal Stainless & Alloy Products Inc.(a)	17,905	423,811
		11,431,625
Mortgage Real Estate Investment — 1.2%
AG Mortgage Investment Trust Inc.	65,298	1,226,949
Anworth Mortgage Asset Corp.(b)	273,541	1,359,499
Arbor Realty Trust Inc.	55,517	579,042
Ares Commercial Real Estate Corp.	72,900	1,006,749
Cherry Hill Mortgage Investment Corp.	33,438	597,203
Dynex Capital Inc.(b)	157,093	1,025,817
Ellington Residential Mortgage REIT	24,659	268,783
Exantas Capital Corp.(b)	78,943	803,640
Great Ajax Corp.	39,977	522,899
Hunt Companies Finance Trust Inc.(b)	44,509	151,776
Manhattan Bridge Capital Inc.	14,599	110,222
New York Mortgage Trust Inc.(b)	294,696	1,771,123
Orchid Island Capital Inc.(b)	136,593	1,027,179
Owens Realty Mortgage Inc.	21,827	364,074
Sutherland Asset Management Corp.	56,022	910,358
Tremont Mortgage Trust(a)	5,819	76,520
Western Asset Mortgage Capital Corp.	110,418	1,150,556
		12,952,389
Multi-Utilities — 0.2%
Unitil Corp.	37,954	1,937,172
Multiline Retail — 0.1%
Fred's Inc., Class A(b)	65,080	148,382
Sears Holdings Corp.(a)(b)	102,579	243,112
Tuesday Morning Corp.(a)(b)	114,749	349,985
		741,479
Oil, Gas & Consumable Fuels — 3.3%
Abraxas Petroleum Corp.(a)(b)	405,260	1,171,201
Adams Resources & Energy Inc.	5,852	251,636
Aemetis Inc.(a)	31,647	47,787
Amyris Inc.(a)	61,620	393,752
Approach Resources Inc.(a)(b)	117,229	286,039
Ardmore Shipping Corp.(a)	86,417	708,619
Bonanza Creek Energy Inc.(a)(b)	48,141	1,823,100
Centrus Energy Corp., Class A(a)	15,222	52,364
Clean Energy Fuels Corp.(a)(b)	351,556	1,297,242
Cloud Peak Energy Inc.(a)	190,084	663,393
Comstock Resources Inc.(a)(b)	35,112	369,027
Contango Oil & Gas Co.(a)(b)	63,507	360,720
DHT Holdings Inc.	238,658	1,119,306
Dorian LPG Ltd.(a)(b)	71,108	543,265
Earthstone Energy Inc., Class A(a)	47,634	421,561
Eclipse Resources Corp.(a)(b)	216,863	346,981
Energy Fuels Inc./Canada(a)(b)	189,528	430,228
Energy XXI Gulf Coast Inc.(a)	83,639	739,369
Evolution Petroleum Corp.	65,999	650,090
Goodrich Petroleum Corp.(a)	23,256	287,677
Hallador Energy Co.	44,060	314,588
International Seaways Inc.(a)	55,956	1,294,822
Isramco Inc.(a)	2,118	260,302

iShares® Micro-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Lilis Energy Inc.(a)	113,477	$ 590,080
Lonestar Resources U.S. Inc., Class A(a)(b)	37,602	317,361
Midstates Petroleum Co. Inc.(a)(b)	39,055	531,538
NACCO Industries Inc., Class A	9,508	320,895
NextDecade Corp.(a)	19,196	131,301
Nordic American Tankers Ltd.	357,998	959,435
Northern Oil and Gas Inc.(a)(b)	271,908	856,510
Overseas Shipholding Group Inc., Series A(a)	144,350	560,078
Pacific Ethanol Inc.(a)	104,820	272,532
Panhandle Oil and Gas Inc., Class A	40,956	782,260
Penn Virginia Corp.(a)	31,574	2,680,317
Renewable Energy Group Inc.(a)(b)	94,899	1,693,947
REX American Resources Corp.(a)(b)	14,395	1,165,563
Ring Energy Inc.(a)(b)	145,969	1,842,129
Rosehill Resources Inc.(a)(b)	2,312	18,773
Sanchez Energy Corp.(a)(b)	162,015	732,308
SandRidge Energy Inc.(a)(b)	78,860	1,398,976
SilverBow Resources Inc.(a)(b)	18,490	533,991
Teekay Tankers Ltd., Class A	493,336	577,203
Torchlight Energy Resources Inc.(a)(b)	126,523	172,071
TransAtlantic Petroleum Ltd.(a)	75,777	104,572
Ultra Petroleum Corp.(a)	402,790	930,445
Uranium Energy Corp.(a)(b)	399,237	642,772
VAALCO Energy Inc.(a)(b)	145,323	396,732
Vertex Energy Inc.(a)	68,168	72,258
W&T Offshore Inc.(a)	236,255	1,689,223
Zion Oil & Gas Inc.(a)(b)	134,974	547,320
		34,353,659
Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	41,334	954,815
Verso Corp., Class A(a)	88,506	1,925,891
		2,880,706
Personal Products — 0.1%
Lifevantage Corp.(a)(b)	36,026	229,486
Mannatech Inc.	5,359	109,860
Natural Alternatives International Inc.(a)(b)	15,014	152,392
Natural Health Trends Corp.(b)	18,156	454,263
Nature's Sunshine Products Inc.(a)	22,331	208,795
United-Guardian Inc.	8,880	170,052
Veru Inc.(a)(b)	86,974	175,687
		1,500,535
Pharmaceuticals — 3.4%
AcelRx Pharmaceuticals Inc.(a)(b)	107,188	361,759
Acer Therapeutics Inc.(a)(b)	6,935	149,796
Aclaris Therapeutics Inc.(a)(b)	67,755	1,353,067
Adamis Pharmaceuticals Corp.(a)(b)	82,363	263,562
Adolor Corp. Escrow(a)(c)	77,501	1
Agile Therapeutics Inc.(a)	33,024	16,314
Alcobra Ltd.	18,447	156,431
Alimera Sciences Inc.(a)(b)	157,263	153,850
Amphastar Pharmaceuticals Inc.(a)	91,343	1,393,894
Ampio Pharmaceuticals Inc.(a)(b)	204,996	450,991
ANI Pharmaceuticals Inc.(a)	16,138	1,078,018
Aratana Therapeutics Inc.(a)	111,843	475,333
Assembly Biosciences Inc.(a)(b)	43,122	1,690,814
Avenue Therapeutics Inc.(a)(b)	16,582	59,364
Axsome Therapeutics Inc.(a)(b)	41,656	133,299
BioDelivery Sciences International Inc.(a)(b)	142,980	421,791
Cerecor Inc.(a)(b)	21,806	94,638
Security	Shares	Value
Pharmaceuticals (continued)
Chiasma Inc.(a)(b)	52,288	$ 78,432
Clearside Biomedical Inc.(a)(b)	71,530	764,656
Cocrystal Pharma Inc.(a)(b)	29,812	109,112
Collegium Pharmaceutical Inc.(a)(b)	74,373	1,773,796
Corium International Inc.(a)(b)	67,988	544,584
Cumberland Pharmaceuticals Inc.(a)	28,869	176,967
Cymabay Therapeutics Inc.(a)(b)	149,888	2,011,497
Depomed Inc.(a)	150,058	1,000,887
Dermira Inc.(a)(b)	88,612	815,230
Dova Pharmaceuticals Inc.(a)(b)	30,011	897,929
Durect Corp.(a)	401,971	627,075
Eloxx Pharmaceuticals Inc.(a)(b)	55,078	940,181
Endocyte Inc.(a)(b)	165,232	2,280,202
Evofem Biosciences Inc.(a)	5,980	16,206
Evoke Pharma Inc.(a)(b)	36,496	91,240
Evolus Inc.(a)	12,873	360,315
EyePoint Pharmaceuticals Inc.(a)(b)	113,127	235,304
Flex Pharma Inc.(a)(b)	27,958	26,281
Imprimis Pharmaceuticals Inc.(a)(b)	46,765	102,883
Innovate Biopharmaceuticals Inc.(a)(b)	43,590	1,027,416
Juniper Pharmaceuticals Inc.(a)	26,748	232,708
Kala Pharmaceuticals Inc.(a)(b)	29,792	409,044
KemPharm Inc.(a)(b)	31,988	207,922
Lannett Co. Inc.(a)(b)	74,081	1,007,502
Marinus Pharmaceuticals Inc.(a)	92,339	652,837
Melinta Therapeutics Inc.(a)	49,193	312,376
Menlo Therapeutics Inc.(a)	16,017	130,058
Neos Therapeutics Inc.(a)(b)	71,080	444,250
NovaBay Pharmaceuticals Inc.(a)(b)	13,251	33,127
Novan Inc.(a)(b)	45,297	133,173
Novus Therapeutics Inc.(a)(b)	13,061	91,427
Ocular Therapeutix Inc.(a)(b)	81,927	553,007
Odonate Therapeutics Inc.(a)	17,204	379,864
Omeros Corp.(a)(b)	116,426	2,111,968
Opiant Pharmaceuticals Inc.(a)	6,280	89,741
Optinose Inc.(a)(b)	41,070	1,149,139
Oramed Pharmaceuticals Inc.(a)(b)	26,194	194,621
Otonomy Inc.(a)(b)	67,266	258,974
Pain Therapeutics Inc.(a)	15,439	31,804
Paratek Pharmaceuticals Inc.(a)(b)	79,924	815,225
Pernix Therapeutics Holdings Inc.(a)(b)	30,801	74,846
PLx Pharma Inc.(a)	2,218	8,761
ProPhase Labs Inc.	20,009	65,029
Reata Pharmaceuticals Inc., Series A(a)	40,596	1,419,642
resTORbio Inc.(a)(b)	15,878	145,284
scPharmaceuticals Inc.(a)	17,879	101,195
SCYNEXIS Inc.(a)(b)	117,343	192,443
Sienna Biopharmaceuticals Inc.(a)(b)	39,311	597,134
SIGA Technologies Inc.(a)(b)	133,634	793,786
Teligent Inc.(a)(b)	104,400	361,224
Tetraphase Pharmaceuticals Inc.(a)(b)	131,134	468,148
Zomedica Pharmaceuticals Corp.(a)	70,175	157,894
Zynerba Pharmaceuticals Inc.(a)	29,244	284,837
		36,042,105
Professional Services — 1.9%
Acacia Research Corp.(a)(b)	108,314	449,503
Barrett Business Services Inc.	18,234	1,760,857
BG Staffing Inc.	19,028	442,401
CBIZ Inc.(a)	135,464	3,115,672
CRA International Inc.	20,682	1,052,507

iShares® Micro-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
DLH Holdings Corp.(a)	17,581	$ 96,344
Forrester Research Inc.	26,879	1,127,574
Franklin Covey Co.(a)(b)	25,381	623,104
GP Strategies Corp.(a)	32,412	570,451
Heidrick & Struggles International Inc.	48,280	1,689,800
Hill International Inc.(a)(b)	128,018	755,306
Hudson Global Inc.(a)	79,153	128,228
InnerWorkings Inc.(a)(b)	115,705	1,005,476
Kelly Services Inc., Class A, NVS	80,450	1,806,103
Kforce Inc.	59,656	2,046,201
Mastech Digital Inc.(a)	5,217	83,994
Mistras Group Inc.(a)	46,317	874,465
RCM Technologies Inc.	25,280	124,883
Red Violet Inc.(a)(b)	11,994	103,148
Resources Connection Inc.	79,413	1,342,080
ShiftPixy Inc.(a)(b)	40,536	105,799
Volt Information Sciences Inc.(a)(b)	32,452	110,337
Willdan Group Inc.(a)(b)	19,927	617,139
		20,031,372
Real Estate Management & Development — 0.5%
Altisource Asset Management Corp.(a)	2,053	143,197
Altisource Portfolio Solutions SA(a)(b)	25,540	745,002
American Realty Investors Inc.(a)(b)	5,955	94,149
Consolidated-Tomoka Land Co.(b)	10,363	637,428
Forestar Group Inc.(a)(b)	27,507	570,770
FRP Holdings Inc.(a)(b)	18,261	1,182,400
Griffin Industrial Realty Inc.	4,544	199,891
Maui Land & Pineapple Co. Inc.(a)(b)	17,295	193,704
Rafael Holdings Inc., Class B(a)(b)	21,270	195,471
Tejon Ranch Co.(a)(b)	54,260	1,318,518
Trinity Place Holdings Inc.(a)(b)	50,330	329,661
		5,610,191
Road & Rail — 0.4%
Covenant Transportation Group Inc., Class A(a)(b)	31,449	990,643
Daseke Inc.(a)(b)	104,061	1,033,326
PAM Transportation Services Inc.(a)	5,778	271,393
Patriot Transportation Holding Inc.(a)(b)	6,034	129,731
Roadrunner Transportation Systems Inc.(a)(b)	64,632	135,081
Universal Logistics Holdings Inc.	22,789	598,211
USA Truck Inc.(a)(b)	20,340	477,380
YRC Worldwide Inc.(a)	83,571	839,888
		4,475,653
Semiconductors & Semiconductor Equipment — 2.7%
ACM Research Inc., Class A(a)	20,441	220,354
Adesto Technologies Corp.(a)	45,237	379,991
Aehr Test Systems(a)(b)	41,055	96,479
Alpha & Omega Semiconductor Ltd.(a)	50,824	723,734
Amtech Systems Inc.(a)(b)	30,522	184,658
Aquantia Corp.(a)(b)	53,683	621,649
Atomera Inc.(a)(b)	27,474	168,141
Axcelis Technologies Inc.(a)(b)	81,287	1,609,483
AXT Inc.(a)(b)	96,970	683,639
CEVA Inc.(a)(b)	55,782	1,684,616
Cohu Inc.	71,882	1,761,828
CVD Equipment Corp.(a)(b)	11,913	79,341
CyberOptics Corp.(a)	17,438	303,421
Everspin Technologies Inc.(a)	28,124	250,866
FormFactor Inc.(a)	185,451	2,466,498
GSI Technology Inc.(a)(b)	40,186	302,199
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Ichor Holdings Ltd.(a)(b)	63,694	$ 1,351,587
Impinj Inc.(a)(b)	46,947	1,037,998
Intermolecular Inc.(a)(b)	45,924	76,693
inTEST Corp.(a)	25,544	186,471
Kopin Corp.(a)(b)	154,731	442,531
Nanometrics Inc.(a)	57,495	2,035,898
NeoPhotonics Corp.(a)(b)	86,173	536,858
NVE Corp.	12,143	1,478,775
PDF Solutions Inc.(a)(b)	68,788	824,080
Photronics Inc.(a)(b)	174,836	1,394,317
Pixelworks Inc.(a)	84,437	304,818
QuickLogic Corp.(a)(b)	199,083	228,945
Rudolph Technologies Inc.(a)(b)	80,284	2,376,406
Sigma Designs Inc.(a)	91,484	558,052
SMART Global Holdings Inc.(a)(b)	25,099	799,905
Ultra Clean Holdings Inc.(a)(b)	96,867	1,607,992
Xcerra Corp.(a)	136,285	1,903,901
		28,682,124
Software — 1.7%
A10 Networks Inc.(a)	108,925	678,603
Agilysys Inc.(a)	41,137	637,623
American Software Inc./GA, Class A	71,619	1,043,489
Asure Software Inc.(a)(b)	24,863	396,565
Aware Inc./MA(a)(b)	40,577	164,337
BSQUARE Corp.(a)	33,645	90,841
Datawatch Corp.(a)	28,209	267,985
Digimarc Corp.(a)(b)	28,567	765,596
Digital Turbine Inc.(a)(b)	176,556	266,599
Evolving Systems Inc.(a)	23,466	66,878
Finjan Holdings Inc.(a)(b)	47,249	160,647
GlobalSCAPE Inc.	34,549	133,705
Glu Mobile Inc.(a)	281,596	1,805,030
GSE Systems Inc.(a)	44,668	145,171
Majesco(a)	14,178	87,195
Mam Software Group Inc.(a)	14,411	124,223
Mind CTI Ltd.	59,777	130,314
Mitek Systems Inc.(a)(b)	82,219	731,749
MobileIron Inc.(a)(b)	180,185	801,823
Model N Inc.(a)	65,398	1,216,403
NetSol Technologies Inc.(a)	27,099	150,399
NXT-ID Inc.(a)(b)	51,478	88,542
OneSpan Inc.(a)	80,655	1,584,871
Park City Group Inc.(a)(b)	32,949	260,297
QAD Inc., Class A	26,761	1,342,064
RealNetworks Inc.(a)(b)	64,440	238,428
Rimini Street Inc.(a)	19,369	126,867
Rosetta Stone Inc.(a)	51,214	820,960
Rubicon Project Inc. (The)(a)	114,773	327,103
RumbleON Inc., Class B(a)	13,745	80,821
Seachange International Inc.(a)	81,692	279,387
SITO Mobile Ltd.(a)(b)	57,301	148,410
Smith Micro Software Inc.(a)(b)	37,473	85,813
Telenav Inc.(a)	78,179	437,802
Upland Software Inc.(a)(b)	40,095	1,378,065
VirnetX Holding Corp.(a)(b)	138,013	469,244
Zedge Inc., Class B(a)	15,784	59,348
Zix Corp.(a)	135,163	728,529
		18,321,726

iShares® Micro-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail — 2.5%
America's Car-Mart Inc./TX(a)(b)	15,512	$ 960,193
Ascena Retail Group Inc.(a)	447,501	1,783,292
Barnes & Noble Education Inc.(a)	97,937	552,365
Barnes & Noble Inc.	153,873	977,094
Big 5 Sporting Goods Corp.(b)	51,719	393,064
Blink Charging Co.(a)(b)	26,471	135,796
Boot Barn Holdings Inc.(a)(b)	49,440	1,025,880
Build-A-Bear Workshop Inc.(a)(b)	37,495	284,962
Cato Corp. (The), Class A	57,184	1,407,870
Christopher & Banks Corp.(a)(b)	85,262	80,146
Citi Trends Inc.	32,581	894,023
Conn's Inc.(a)(b)	49,921	1,647,393
Container Store Group Inc. (The)(a)	40,598	341,429
Destination Maternity Corp.(a)(b)	29,107	169,403
Destination XL Group Inc.(a)(b)	87,608	197,118
Francesca's Holdings Corp.(a)(b)	87,999	664,392
GNC Holdings Inc., Class A(a)(b)	208,976	735,596
Haverty Furniture Companies Inc.	49,657	1,072,591
Hibbett Sports Inc.(a)(b)	48,567	1,112,184
J. Jill Inc.(a)(b)	41,593	388,479
Kirkland's Inc.(a)(b)	40,644	473,096
Lazydays Holdings Inc.(a)(b)	14,057	124,967
Lumber Liquidators Holdings Inc.(a)(b)	72,176	1,757,486
MarineMax Inc.(a)	54,811	1,038,668
New York & Co. Inc.(a)	75,863	388,419
Pier 1 Imports Inc.	202,241	481,334
Rent-A-Center Inc./TX	113,334	1,668,276
Sears Hometown and Outlet Stores Inc.(a)(b)	22,983	48,264
Shoe Carnival Inc.	27,047	877,675
Sportsman's Warehouse Holdings Inc.(a)(b)	95,082	486,820
Stage Stores Inc.(b)	68,168	164,285
Stein Mart Inc.(a)	81,798	200,405
Tandy Leather Factory Inc.(a)(b)	16,704	130,291
Tile Shop Holdings Inc.	102,247	787,302
Tilly's Inc., Class A	36,948	559,762
Trans World Entertainment Corp.(a)	39,072	33,993
Vitamin Shoppe Inc.(a)(b)	41,978	291,747
Winmark Corp.	6,123	908,959
Zumiez Inc.(a)	47,806	1,197,540
		26,442,559
Technology Hardware, Storage & Peripherals — 0.4%
AstroNova Inc.	17,208	324,371
Avid Technology Inc.(a)(b)	70,418	366,174
Boxlight Corp., Class A(a)(b)	2,593	13,250
Eastman Kodak Co.(a)(b)	40,044	152,167
Immersion Corp.(a)	76,603	1,182,750
Intevac Inc.(a)(b)	56,688	274,937
Quantum Corp.(a)	69,731	153,408
TransAct Technologies Inc.	18,418	230,225
USA Technologies Inc.(a)(b)	131,430	1,840,020
Xplore Technologies Corp.(a)	25,058	96,223
		4,633,525
Textiles, Apparel & Luxury Goods — 1.0%
Crocs Inc.(a)(b)	173,540	3,056,039
Crown Crafts Inc.	24,490	139,593
Culp Inc.	28,893	709,323
Delta Apparel Inc.(a)	17,468	338,006
Jerash Holdings U.S. Inc.(a)	3,023	22,310
Lakeland Industries Inc.(a)	20,484	289,848
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Movado Group Inc.	40,313	$ 1,947,118
Perry Ellis International Inc.(a)(b)	33,230	902,859
Rocky Brands Inc.(b)	17,678	530,340
Sequential Brands Group Inc.(a)(b)	99,942	196,886
Superior Group of Companies Inc.	23,315	482,853
Unifi Inc.(a)	40,144	1,272,565
Vera Bradley Inc.(a)	57,892	812,804
Vince Holding Corp.(a)	7,714	127,204
		10,827,748
Thrifts & Mortgage Finance — 3.8%
BankFinancial Corp.	45,019	794,585
Bridgewater Bancshares Inc.(a)	13,762	175,053
BSB Bancorp. Inc./MA(a)	26,934	926,530
Central Federal Corp.(a)	57,142	137,141
Charter Financial Corp./MD	33,707	814,024
Coastway Bancorp. Inc.(a)(b)	11,006	304,866
Dime Community Bancshares Inc.	89,121	1,737,859
Entegra Financial Corp.(a)	16,809	492,504
ESSA Bancorp. Inc.	32,121	508,475
Federal Agricultural Mortgage Corp., Class C, NVS	23,387	2,092,669
First Defiance Financial Corp.	27,573	1,849,045
FS Bancorp. Inc.	8,859	560,332
Hingham Institution for Savings	3,751	824,095
Home Bancorp. Inc.	21,243	988,862
HomeStreet Inc.(a)	65,589	1,767,623
HopFed Bancorp. Inc.	20,530	340,387
Impac Mortgage Holdings Inc.(a)(b)	25,272	240,842
Luther Burbank Corp.	36,998	425,662
Merchants Bancorp/IN	41,345	1,179,573
Meridian Bancorp. Inc.	129,012	2,470,580
Meta Financial Group Inc.(b)	23,898	2,327,665
NMI Holdings Inc., Class A(a)	159,051	2,592,531
Ocwen Financial Corp.(a)(b)	304,036	1,203,982
OP Bancorp(a)(b)	36,449	463,631
PB Bancorp Inc.	20,276	230,133
PCSB Financial Corp.(b)	45,678	907,622
PHH Corp.(a)	84,371	916,269
Ponce de Leon Federal Bank, NVS(a)	24,387	383,120
Provident Bancorp. Inc.(a)	12,023	315,003
Provident Financial Holdings Inc.	24,100	459,828
Prudential Bancorp. Inc.	25,999	501,781
Randolph Bancorp Inc.(a)(b)	17,682	297,058
Riverview Bancorp. Inc.	59,706	503,919
Sachem Capital Corp.(b)	31,716	130,036
Security National Financial Corp., Class A(a)	23,811	123,817
Severn Bancorp. Inc.(b)	22,999	198,941
SI Financial Group Inc.	41,536	612,656
Southern Missouri Bancorp. Inc.	19,541	762,490
Sterling Bancorp Inc./MI	45,721	610,833
Territorial Bancorp. Inc.	25,670	795,770
Timberland Bancorp. Inc./WA	18,613	695,009
United Community Financial Corp./OH	134,221	1,475,089
United Financial Bancorp. Inc.	135,353	2,371,384
Waterstone Financial Inc.	75,737	1,291,316
Western New England Bancorp Inc.	83,300	916,300
		39,716,890
Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	291,459	716,989
Alliance One International Inc.(a)(b)	21,609	342,503

iShares® Micro-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Tobacco (continued)
Turning Point Brands Inc.	20,342	$ 648,910
		1,708,402
Trading Companies & Distributors — 0.8%
BlueLinx Holdings Inc.(a)(b)	22,775	854,746
CAI International Inc.(a)(b)	46,592	1,082,798
DXP Enterprises Inc./TX(a)	40,345	1,541,179
EnviroStar Inc.(b)	9,633	388,210
Foundation Building Materials Inc.(a)(b)	38,463	591,561
General Finance Corp.(a)(b)	28,161	381,582
Houston Wire & Cable Co.(a)	42,527	361,479
Huttig Building Products Inc.(a)	60,624	287,964
Lawson Products Inc./DE(a)	17,222	419,356
Titan Machinery Inc.(a)	48,217	749,774
Transcat Inc.(a)(b)	18,061	341,353
Veritiv Corp.(a)(b)	29,328	1,168,721
Willis Lease Finance Corp.(a)	8,650	273,253
		8,441,976
Water Utilities — 0.8%
AquaVenture Holdings Ltd.(a)(b)	27,007	420,769
Artesian Resources Corp., Class A, NVS	20,213	783,658
Cadiz Inc.(a)(b)	55,736	730,141
Connecticut Water Service Inc.	30,724	2,006,892
Consolidated Water Co. Ltd.	37,924	489,219
Global Water Resources Inc.	31,625	297,275
Middlesex Water Co.	40,534	1,709,319
Pure Cycle Corp.(a)(b)	44,527	425,233
York Water Co. (The)	32,786	1,042,595
		7,905,101
Wireless Telecommunication Services — 0.4%
Boingo Wireless Inc.(a)(b)	103,586	2,340,008
NII Holdings Inc.(a)(b)	226,596	883,724
Spok Holdings Inc.	48,753	733,733
		3,957,465
Total Common Stocks — 99.7% (Cost: $945,281,681)		1,047,976,758
Warrants
Energy Equipment & Services — 0.0%
Basic Energy Services Inc., NVS, (Expires 12/23/23)(a)	4,203	1,303
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
Bonanza Creek Energy Inc., NVS, (Expires 04/28/20)(a)(b)	3,803	$ 1,711
Thrifts & Mortgage Finance — 0.0%
Ditech Holding Corp., NVS, (Expires 02/09/28)(a)(b)(c)	3,469	—
Ditech Holding Corp., NVS, (Expires 01/31/28)(a)(b)(c)	2,752	—
		—
Total Warrants — 0.0% (Cost: $0)		3,014
Short-Term Investments
Money Market Funds — 16.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(d)(e)(f)	167,535,719	167,569,226
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(d)(e)	2,650,585	2,650,585
		170,219,811
Total Short-Term Investments — 16.2% (Cost: $170,191,888)		170,219,811
Total Investments in Securities — 115.9% (Cost: $1,115,473,569)		1,218,199,583
Other Assets, Less Liabilities — (15.9)%		(166,848,058)
Net Assets — 100.0%		$ 1,051,351,525

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	136,060,830	31,474,889	167,535,719	$167,569,226	$1,056,522 (a)	$ 622	$ 29,343
BlackRock Cash Funds: Treasury, SL Agency Shares	1,111,609	1,538,976	2,650,585	2,650,585	7,704	—	—
				$ 170,219,811	$1,064,226	$ 622	$ 29,343

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Micro-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-mini	22	09/21/18	$ 1,812	$ (22,106)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,047,976,757	$ —	$ 1	$1,047,976,758
Warrants	3,014	—	0 (a)	3,014
Money Market Funds	170,219,811	—	—	170,219,811
	$1,218,199,582	$ —	$ 1	$1,218,199,583
Derivative financial instruments(b)
Liabilities
Futures Contracts	$ (22,106)	$ —	$ —	$ (22,106)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Mortgage Real Estate ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Diversified REITs — 1.3%
iStar Inc.(a)(b)	1,292,206	$ 13,942,903
Mortgage REITs — 96.2%
AG Mortgage Investment Trust Inc.	558,173	10,488,071
AGNC Investment Corp.(b)	6,509,230	121,006,586
Annaly Capital Management Inc.	17,911,275	184,307,020
Anworth Mortgage Asset Corp.(b)	1,934,892	9,616,413
Apollo Commercial Real Estate Finance Inc.(b)	2,448,255	44,754,101
Arbor Realty Trust Inc.(b)	1,075,860	11,221,220
Ares Commercial Real Estate Corp.	532,692	7,356,477
ARMOUR Residential REIT Inc.(b)	815,762	18,607,531
Blackstone Mortgage Trust Inc., Class A(b)	1,541,164	48,438,785
Capstead Mortgage Corp.	1,826,667	16,348,670
Cherry Hill Mortgage Investment Corp.	252,465	4,509,025
Chimera Investment Corp.	2,655,298	48,538,847
CYS Investments Inc.	3,076,461	23,073,457
Dynex Capital Inc.	1,079,263	7,047,587
Ellington Residential Mortgage REIT	202,307	2,205,146
Exantas Capital Corp.(b)	603,952	6,148,231
Granite Point Mortgage Trust Inc.(b)	851,922	15,632,769
Great Ajax Corp.	327,375	4,282,065
Hannon Armstrong Sustainable Infrastructure Capital Inc.(b)	1,010,096	19,949,396
Invesco Mortgage Capital Inc.(b)	2,230,501	35,464,966
KKR Real Estate Finance Trust Inc.	317,318	6,276,550
Ladder Capital Corp.	1,726,327	26,965,228
MFA Financial Inc.	6,269,644	47,523,902
MTGE Investment Corp.	854,972	16,757,451
New Residential Investment Corp.(b)	5,165,723	90,348,495
New York Mortgage Trust Inc.(b)	2,224,945	13,371,919
Orchid Island Capital Inc.(b)	1,061,602	7,983,247
PennyMac Mortgage Investment Trust(b)(c)	1,189,559	22,589,725
Redwood Trust Inc.(b)	1,489,250	24,527,947
Security	Shares	Value
Mortgage REITs (continued)
Starwood Property Trust Inc.(b)	3,947,656	$ 85,703,612
Sutherland Asset Management Corp.	350,190	5,690,587
TPG RE Finance Trust Inc.(b)	623,824	12,676,104
Two Harbors Investment Corp.	3,124,781	49,371,540
Western Asset Mortgage Capital Corp.(b)	804,040	8,378,097
		1,057,160,767
Specialized REITs — 0.4%
Jernigan Capital Inc.(b)	268,071	5,109,433
Total Common Stocks — 97.9% (Cost: $1,062,163,797)		1,076,213,103
Short-Term Investments
Money Market Funds — 16.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	155,427,527	155,458,613
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	27,843,677	27,843,677
		183,302,290
Total Short -Term Investments — 16.7% (Cost: $183,284,402)		183,302,290
Total Investments in Securities — 114.6% (Cost: $1,245,448,199)		1,259,515,393
Other Assets, Less Liabilities — (14.6)%		(160,598,906)
Net Assets — 100.0%		$ 1,098,916,487

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	169,437,391	—	(14,009,864) (a)	155,427,527	$155,458,613	$121,372 (b)	$ 536	$ 28,623
BlackRock Cash Funds: Treasury, SL Agency Shares	292,744	27,550,933 (a)	—	27,843,677	27,843,677	10,031	—	—
PennyMac Mortgage Investment Trust	1,176,281	125,143	(111,865)	1,189,559	22,589,725	556,427	40,802	1,126,989
					$205,892,015	$687,830	$ 41,338	$ 1,155,612

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Mortgage Real Estate ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	655	09/21/18	$ 20,947	$ 218,087
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,076,213,103	$ —	$ —	$1,076,213,103
Money Market Funds	183,302,290	—	—	183,302,290
	$1,259,515,393	$ —	$ —	$1,259,515,393
Derivative financial instruments(a)
Assets
Futures Contracts	$ 218,087	$ —	$ —	$ 218,087

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

iShares® Nasdaq Biotechnology ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Biotechnology — 81.3%
ACADIA Pharmaceuticals Inc.(a)(b)	1,451,058	$ 22,157,656
Acceleron Pharma Inc.(a)(b)	532,152	25,820,015
Achaogen Inc.(a)(b)	520,749	4,509,686
Achillion Pharmaceuticals Inc.(a)	1,604,640	4,541,131
Acorda Therapeutics Inc.(a)(b)	556,195	15,962,796
Adamas Pharmaceuticals Inc.(a)(b)	313,671	8,102,122
Adaptimmune Therapeutics PLC, ADR(a)(b)	762,098	9,046,103
Aduro Biotech Inc.(a)(b)	916,399	6,414,793
Agios Pharmaceuticals Inc.(a)(b)	668,745	56,328,391
Aimmune Therapeutics Inc.(a)(b)	675,452	18,162,904
Akebia Therapeutics Inc.(a)(b)	661,261	6,599,385
Alder Biopharmaceuticals Inc.(a)(b)	788,752	12,462,282
Alexion Pharmaceuticals Inc.(a)	2,583,698	320,766,107
Alkermes PLC(a)(b)	1,800,104	74,092,281
Alnylam Pharmaceuticals Inc.(a)(b)	1,167,277	114,965,112
AMAG Pharmaceuticals Inc.(a)(b)	398,963	7,779,778
Amarin Corp. PLC, ADR(a)(b)	3,387,165	10,466,340
Amgen Inc.	3,900,833	720,054,763
Amicus Therapeutics Inc.(a)(b)	2,185,363	34,135,370
AnaptysBio Inc.(a)	273,147	19,404,363
Arbutus Biopharma Corp.(a)(b)	637,585	4,654,370
Ardelyx Inc.(a)(b)	699,614	2,588,572
Arena Pharmaceuticals Inc.(a)(b)	572,333	24,953,719
Array BioPharma Inc.(a)(b)	2,444,115	41,012,250
Arrowhead Pharmaceuticals Inc.(a)(b)	1,018,131	13,846,582
Ascendis Pharma A/S, ADR(a)(b)	438,129	29,144,341
Atara Biotherapeutics Inc.(a)(b)	510,913	18,776,053
Athenex Inc.(a)(b)	737,901	13,769,233
Audentes Therapeutics Inc.(a)(b)	427,218	16,324,000
Aurinia Pharmaceuticals Inc.(a)(b)	978,816	5,510,734
Axovant Sciences Ltd.(a)(b)	1,252,858	2,831,459
BeiGene Ltd., ADR(a)(b)	430,434	66,170,619
Bellicum Pharmaceuticals Inc.(a)(b)	491,126	3,624,510
BioCryst Pharmaceuticals Inc.(a)(b)	1,148,803	6,582,641
Biogen Inc.(a)(b)	2,383,547	691,800,681
BioMarin Pharmaceutical Inc.(a)(b)	2,052,030	193,301,226
Bluebird Bio Inc.(a)(b)	582,006	91,345,842
Blueprint Medicines Corp.(a)(b)	509,601	32,349,471
Calithera Biosciences Inc.(a)(b)	420,587	2,102,935
Calyxt Inc.(a)(b)	367,581	6,862,737
Cara Therapeutics Inc.(a)(b)	380,135	7,279,585
Celgene Corp.(a)(b)	8,232,189	653,800,450
Celldex Therapeutics Inc.(a)(b)	1,612,156	811,882
Cellectis SA, ADR(a)(b)	126,526	3,579,421
ChemoCentryx Inc.(a)(b)	570,806	7,517,515
Chimerix Inc.(a)(b)	555,154	2,642,533
China Biologic Products Holdings Inc.(a)(b)	384,275	38,170,036
Clovis Oncology Inc.(a)(b)	611,009	27,782,579
Coherus Biosciences Inc.(a)(b)	780,202	10,922,828
Concert Pharmaceuticals Inc.(a)	269,964	4,543,494
Corbus Pharmaceuticals Holdings Inc.(a)(b)	658,523	3,325,541
Corvus Pharmaceuticals Inc.(a)(b)	338,090	3,712,228
CRISPR Therapeutics AG(a)(b)	547,085	32,146,715
Curis Inc.(a)	383,324	663,151
Cytokinetics Inc.(a)(b)	628,988	5,220,600
CytomX Therapeutics Inc.(a)(b)	452,897	10,353,225
DBV Technologies SA, ADR, NVS(a)(b)	309,036	5,961,304
Eagle Pharmaceuticals Inc./DE(a)(b)	172,456	13,048,021
Security	Shares	Value
Biotechnology (continued)
Editas Medicine Inc.(a)(b)	548,758	$ 19,661,999
Enanta Pharmaceuticals Inc.(a)(b)	223,982	25,959,514
Epizyme Inc.(a)(b)	807,801	10,945,704
Esperion Therapeutics Inc.(a)(b)	311,388	12,203,296
Exelixis Inc.(a)	3,446,476	74,168,164
FibroGen Inc.(a)(b)	969,585	60,696,021
Five Prime Therapeutics Inc.(a)(b)	406,937	6,433,674
Flexion Therapeutics Inc.(a)(b)	437,507	11,309,556
Foundation Medicine Inc.(a)	429,912	58,768,970
G1 Therapeutics Inc.(a)(b)	380,188	16,522,970
Galapagos NV, ADR, NVS(a)(b)	117,069	10,791,420
Genomic Health Inc.(a)(b)	410,897	20,709,209
Geron Corp.(a)(b)	2,013,043	6,904,737
Gilead Sciences Inc.	10,395,629	736,426,358
Global Blood Therapeutics Inc.(a)(b)	602,450	27,230,740
GlycoMimetics Inc.(a)(b)	493,870	7,966,123
Grifols SA, ADR, NVS(b)	1,680,088	36,121,892
Halozyme Therapeutics Inc.(a)(b)	1,673,605	28,233,716
ImmunoGen Inc.(a)(b)	1,546,580	15,048,223
Immunomedics Inc.(a)(b)	1,941,760	45,961,459
Incyte Corp.(a)(b)	2,461,420	164,915,140
Inovio Pharmaceuticals Inc.(a)(b)	1,049,157	4,112,695
Insmed Inc.(a)(b)	890,710	21,065,291
Insys Therapeutics Inc.(a)(b)	856,399	6,200,329
Intellia Therapeutics Inc.(a)(b)	501,550	13,722,408
Intercept Pharmaceuticals Inc.(a)(b)	342,933	28,775,508
Ionis Pharmaceuticals Inc.(a)(b)	1,457,010	60,713,607
Iovance Biotherapeutics Inc.(a)(b)	1,039,730	13,308,544
Ironwood Pharmaceuticals Inc.(a)(b)	1,603,624	30,661,291
Jounce Therapeutics Inc.(a)(b)	371,941	2,849,068
Karyopharm Therapeutics Inc.(a)(b)	701,844	11,924,330
Kura Oncology Inc.(a)(b)	387,713	7,056,377
Lexicon Pharmaceuticals Inc.(a)(b)	1,230,305	14,763,660
Ligand Pharmaceuticals Inc.(a)(b)	247,382	51,250,129
Loxo Oncology Inc.(a)(b)	349,117	60,564,817
MacroGenics Inc.(a)(b)	490,581	10,130,498
MannKind Corp.(a)(b)	1,619,814	3,077,647
Mersana Therapeutics Inc.(a)(b)	265,010	4,733,079
Minerva Neurosciences Inc.(a)(b)	448,278	3,698,293
Momenta Pharmaceuticals Inc.(a)(b)	901,997	18,445,839
Myriad Genetics Inc.(a)(b)	812,642	30,368,432
NantKwest Inc.(a)(b)	907,662	2,777,446
Neurocrine Biosciences Inc.(a)(b)	1,043,897	102,552,441
NewLink Genetics Corp.(a)	421,791	2,007,725
Novavax Inc.(a)(b)	4,436,684	5,945,157
OPKO Health Inc.(a)(b)	6,503,662	30,567,211
PDL BioPharma Inc.(a)(b)	1,750,898	4,097,101
Portola Pharmaceuticals Inc.(a)(b)	765,236	28,902,964
Progenics Pharmaceuticals Inc.(a)(b)	857,213	6,891,993
Prothena Corp. PLC(a)(b)	457,291	6,667,303
PTC Therapeutics Inc.(a)(b)	539,964	18,212,986
Puma Biotechnology Inc.(a)(b)	439,572	26,000,684
Ra Pharmaceuticals Inc.(a)(b)	367,860	3,660,207
Radius Health Inc.(a)	526,312	15,510,415
Regeneron Pharmaceuticals Inc.(a)(b)	1,166,516	402,436,355
REGENXBIO Inc.(a)(b)	369,753	26,529,778
Repligen Corp.(a)(b)	507,933	23,893,168
Retrophin Inc.(a)(b)	464,356	12,658,345
Rigel Pharmaceuticals Inc.(a)	1,901,538	5,381,353
Sage Therapeutics Inc.(a)	540,136	84,547,488

iShares® Nasdaq Biotechnology ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Sangamo Therapeutics Inc.(a)(b)	1,179,858	$ 16,753,984
Sarepta Therapeutics Inc.(a)(b)	760,954	100,582,900
Savara Inc.(a)(b)	354,210	4,009,657
Seattle Genetics Inc.(a)(b)	1,837,315	121,979,343
Seres Therapeutics Inc.(a)(b)	470,969	4,050,333
Shire PLC, ADR, NVS	792,978	133,854,686
Spark Therapeutics Inc.(a)(b)	433,589	35,883,826
Spectrum Pharmaceuticals Inc.(a)(b)	1,209,850	25,358,456
Syndax Pharmaceuticals Inc.(a)(b)	288,929	2,028,282
Synergy Pharmaceuticals Inc.(a)(b)	2,868,317	4,990,872
TESARO Inc.(a)(b)	637,318	28,341,531
Tocagen Inc.(a)(b)	233,242	2,178,480
Ultragenyx Pharmaceutical Inc.(a)(b)	577,500	44,392,425
uniQure NV(a)(b)	421,648	15,938,294
United Therapeutics Corp.(a)(b)	505,448	57,191,441
Vanda Pharmaceuticals Inc.(a)(b)	605,812	11,540,719
Veracyte Inc.(a)	402,451	3,758,892
Vertex Pharmaceuticals Inc.(a)	2,273,414	386,389,443
Vital Therapies Inc.(a)(b)	493,998	3,383,886
Voyager Therapeutics Inc.(a)(b)	375,742	7,341,999
Xencor Inc.(a)(b)	646,622	23,931,480
		7,228,326,237
Health Care Equipment & Supplies — 0.5%
Cerus Corp.(a)(b)	1,517,875	10,124,226
Novocure Ltd.(a)(b)	1,054,400	33,002,720
		43,126,946
Health Care Providers & Services — 0.1%
PetIQ Inc.(a)(b)	187,583	5,038,479
Health Care Technology — 0.0%
NantHealth Inc.(a)(b)	1,255,958	4,157,221
Life Sciences Tools & Services — 7.9%
Bio-Techne Corp.(b)	436,250	64,543,187
Illumina Inc.(a)	1,669,554	466,289,737
Luminex Corp.(b)	516,725	15,258,889
Medpace Holdings Inc.(a)(b)	412,767	17,748,981
NanoString Technologies Inc.(a)(b)	300,925	4,116,654
Pacific Biosciences of California Inc.(a)(b)	1,541,650	5,472,858
PRA Health Sciences Inc.(a)(b)	743,915	69,451,904
Syneos Health Inc.(a)(b)	1,192,772	55,941,007
		698,823,217
Pharmaceuticals — 10.1%
Aclaris Therapeutics Inc.(a)(b)	359,280	7,174,822
Aerie Pharmaceuticals Inc.(a)(b)	457,962	30,935,333
Akcea Therapeutics Inc.(a)(b)	995,003	23,591,521
Amphastar Pharmaceuticals Inc.(a)(b)	539,678	8,235,486
ANI Pharmaceuticals Inc.(a)(b)	136,763	9,135,768
Aratana Therapeutics Inc.(a)(b)	544,864	2,315,672
Avadel Pharmaceuticals PLC, ADR(a)(b)	487,345	2,987,425
Collegium Pharmaceutical Inc.(a)(b)	382,565	9,124,175
Corium International Inc.(a)(b)	418,364	3,351,096
Depomed Inc.(a)(b)	734,695	4,900,416
Dermira Inc.(a)(b)	486,478	4,475,598
Dova Pharmaceuticals Inc.(a)(b)	327,721	9,805,412
Endo International PLC(a)(b)	2,601,543	24,532,551
Security	Shares	Value
Pharmaceuticals (continued)
Endocyte Inc.(a)(b)	808,182	$ 11,152,912
Foamix Pharmaceuticals Ltd.(a)(b)	471,075	2,360,086
GW Pharmaceuticals PLC, ADR, NVS(a)(b)	307,623	42,925,713
Horizon Pharma PLC(a)	1,918,575	31,771,602
Innoviva Inc.(a)	1,179,532	16,277,542
Intra-Cellular Therapies Inc.(a)(b)	635,841	11,235,310
Jazz Pharmaceuticals PLC(a)(b)	696,693	120,040,204
Kala Pharmaceuticals Inc.(a)(b)	284,073	3,900,322
Marinus Pharmaceuticals Inc.(a)(b)	471,003	3,329,991
Medicines Co. (The)(a)(b)	855,755	31,406,209
Mylan NV(a)(b)	5,985,702	216,323,270
MyoKardia Inc.(a)(b)	462,176	22,947,038
Nabriva Therapeutics PLC(a)(b)	468,843	1,631,574
Nektar Therapeutics(a)(b)	1,990,357	97,189,132
Neos Therapeutics Inc.(a)(b)	337,047	2,106,544
Omeros Corp.(a)(b)	561,409	10,183,959
Pacira Pharmaceuticals Inc./DE(a)(b)	473,506	15,175,867
Paratek Pharmaceuticals Inc.(a)(b)	370,448	3,778,570
Reata Pharmaceuticals Inc., Series A(a)(b)	235,210	8,225,294
Revance Therapeutics Inc.(a)(b)	427,609	11,737,867
Sienna Biopharmaceuticals Inc.(a)(b)	237,785	3,611,954
Strongbridge Biopharma PLC(a)(b)	520,732	3,124,392
Supernus Pharmaceuticals Inc.(a)(b)	602,157	36,039,096
Teligent Inc.(a)(b)	630,243	2,180,641
Tetraphase Pharmaceuticals Inc.(a)(b)	595,140	2,124,650
TherapeuticsMD Inc.(a)(b)	2,517,749	15,710,754
Theravance Biopharma Inc.(a)(b)	637,702	14,463,081
Zogenix Inc.(a)(b)	409,534	18,101,403
		899,620,252
Total Common Stocks — 99.9% (Cost: $10,218,137,070)		8,879,092,352
Short-Term Investments
Money Market Funds — 14.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	1,289,518,657	1,289,776,561
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	22,383,562	22,383,562
		1,312,160,123
Total Short-Term Investments — 14.8% (Cost: $1,311,951,635)		1,312,160,123
Total Investments in Securities — 114.7% (Cost: $11,530,088,705)		10,191,252,475
Other Assets, Less Liabilities — (14.7)%		(1,305,493,367)
Net Assets — 100.0%		$ 8,885,759,108

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® Nasdaq Biotechnology ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,158,426,318	131,092,339	1,289,518,657	$1,289,776,561	$2,610,933 (a)	$ 7,514	$ 229,129
BlackRock Cash Funds: Treasury, SL Agency Shares	10,935,163	11,448,399	22,383,562	22,383,562	23,518	—	—
				$1,312,160,123	$2,634,451	$ 7,514	$ 229,129

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$ 8,879,092,352	$ —	$ —	$ 8,879,092,352
Money Market Funds	1,312,160,123	—	—	1,312,160,123
	$10,191,252,475	$ —	$ —	$10,191,252,475
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares

iShares® North American Natural Resources ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Construction Materials — 2.0%
Eagle Materials Inc.	25,225	$ 2,647,868
Martin Marietta Materials Inc.	33,091	7,390,213
Summit Materials Inc., Class A(a)(b)	58,790	1,543,238
Vulcan Materials Co.	69,494	8,968,896
		20,550,215
Containers & Packaging — 5.8%
AptarGroup Inc.	32,799	3,062,771
Avery Dennison Corp.	46,283	4,725,494
Ball Corp.	183,600	6,526,980
Bemis Co. Inc.	47,769	2,016,329
Berry Global Group Inc.(a)	69,235	3,180,656
Crown Holdings Inc.(a)	70,611	3,160,548
Graphic Packaging Holding Co.	163,039	2,365,696
Greif Inc., Class A, NVS	13,676	723,324
International Paper Co.	217,698	11,337,712
Owens-Illinois Inc.(a)	85,339	1,434,549
Packaging Corp. of America	49,604	5,545,231
Sealed Air Corp.	84,721	3,596,406
Silgan Holdings Inc.	38,918	1,044,170
Sonoco Products Co.	52,345	2,748,113
WestRock Co.	134,821	7,687,493
		59,155,472
Energy Equipment & Services — 11.8%
Apergy Corp.(a)	40,663	1,697,680
Baker Hughes a GE Co.	218,920	7,230,928
Core Laboratories NV	23,185	2,926,179
Diamond Offshore Drilling Inc.(a)(b)	33,851	706,132
Dril-Quip Inc.(a)(b)	20,133	1,034,836
Ensco PLC, Class A	229,100	1,663,266
Forum Energy Technologies Inc.(a)(b)	38,114	470,708
Frank's International NV	32,636	254,561
Halliburton Co.	460,515	20,750,806
Helmerich & Payne Inc.	57,243	3,649,814
McDermott International Inc.(a)(b)	94,531	1,857,534
Nabors Industries Ltd.	185,488	1,188,978
National Oilwell Varco Inc.	200,836	8,716,282
Oceaneering International Inc.	51,998	1,323,869
Oil States International Inc.(a)	31,643	1,015,740
Patterson-UTI Energy Inc.	116,501	2,097,018
Rowan Companies PLC, Class A(a)	60,317	978,342
RPC Inc.(b)	31,691	461,738
Schlumberger Ltd.	728,192	48,810,710
Superior Energy Services Inc.(a)(b)	81,397	792,807
TechnipFMC PLC	228,173	7,242,211
Transocean Ltd.(a)(b)	230,601	3,099,277
U.S. Silica Holdings Inc.	41,131	1,056,655
Weatherford International PLC(a)	523,025	1,720,752
		120,746,823
Metals & Mining — 8.2%
Agnico Eagle Mines Ltd.(b)	122,749	5,625,587
Alcoa Corp.(a)	91,164	4,273,768
B2Gold Corp.(a)(b)	519,376	1,339,990
Barrick Gold Corp.(b)	613,467	8,054,822
Compass Minerals International Inc.	17,866	1,174,690
Franco-Nevada Corp.(b)	97,809	7,142,013
Freeport-McMoRan Inc.	708,346	12,226,052
Goldcorp Inc.(b)	456,904	6,264,154
IAMGOLD Corp.(a)(b)	246,165	1,430,219
Security	Shares	Value
Metals & Mining (continued)
Kinross Gold Corp.(a)(b)	656,961	$ 2,470,173
Kirkland Lake Gold Ltd.	99,929	2,110,500
New Gold Inc.(a)(b)	302,551	629,306
Newmont Mining Corp.	280,467	10,576,411
Pan American Silver Corp.(b)	80,354	1,438,337
Royal Gold Inc.	34,410	3,194,624
Tahoe Resources Inc.	164,652	810,088
Teck Resources Ltd., Class B(b)	264,768	6,738,346
Turquoise Hill Resources Ltd.(a)(b)	516,817	1,467,760
Wheaton Precious Metals Corp.	232,790	5,135,347
Yamana Gold Inc.	497,437	1,442,567
		83,544,754
Oil, Gas & Consumable Fuels — 71.5%
Anadarko Petroleum Corp.	270,791	19,835,441
Andeavor	73,089	9,587,815
Antero Resources Corp.(a)	113,300	2,418,955
Apache Corp.	200,906	9,392,355
Cabot Oil & Gas Corp.	237,353	5,649,001
Callon Petroleum Co.(a)(b)	118,325	1,270,811
Cameco Corp.	207,992	2,339,910
Canadian Natural Resources Ltd.	574,885	20,736,102
Carrizo Oil & Gas Inc.(a)	41,055	1,143,382
Cenovus Energy Inc.(b)	536,139	5,565,123
Centennial Resource Development Inc./DE, Class A(a)(b)	91,753	1,657,059
Cheniere Energy Inc.(a)	108,860	7,096,583
Chesapeake Energy Corp.(a)(b)	479,234	2,511,186
Chevron Corp.	605,827	76,594,708
Cimarex Energy Co.	50,173	5,104,601
CNX Resources Corp.(a)	102,928	1,830,060
Concho Resources Inc.(a)(b)	78,372	10,842,766
ConocoPhillips	615,130	42,825,351
Continental Resources Inc./OK(a)(b)	45,467	2,944,443
Crescent Point Energy Corp.(b)	288,499	2,120,468
CVR Energy Inc.(b)	8,290	306,647
Delek U.S. Holdings Inc.	39,706	1,992,050
Devon Energy Corp.	275,160	12,096,034
Diamondback Energy Inc.	51,846	6,821,378
Enbridge Inc.	896,140	31,983,237
Encana Corp.(b)	506,299	6,607,202
Energen Corp.(a)	51,224	3,730,132
Enerplus Corp.	128,622	1,620,637
EOG Resources Inc.	304,322	37,866,786
EQT Corp.	132,595	7,316,592
Extraction Oil & Gas Inc.(a)(b)	66,782	981,028
Exxon Mobil Corp.	928,046	76,777,246
Gulfport Energy Corp.(a)(b)	82,332	1,034,913
Hess Corp.	137,658	9,207,944
HollyFrontier Corp.	92,814	6,351,262
Kinder Morgan Inc./DE	997,408	17,624,199
Kosmos Energy Ltd.(a)(b)	122,932	1,016,648
Laredo Petroleum Inc.(a)(b)	68,257	656,632
Marathon Oil Corp.	448,543	9,356,607
Marathon Petroleum Corp.	242,814	17,035,830
Matador Resources Co.(a)(b)	54,244	1,630,032
Murphy Oil Corp.	85,512	2,887,740
Newfield Exploration Co.(a)	105,002	3,176,311
Noble Energy Inc.	254,679	8,985,075
Oasis Petroleum Inc.(a)	139,841	1,813,738
Occidental Petroleum Corp.	402,584	33,688,229
ONEOK Inc.	216,115	15,091,310

iShares® North American Natural Resources ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Parsley Energy Inc., Class A(a)	135,376	$ 4,099,185
PBF Energy Inc., Class A	59,005	2,474,080
PDC Energy Inc.(a)(b)	34,699	2,097,555
Peabody Energy Corp.	53,429	2,429,951
Pembina Pipeline Corp.	264,680	9,157,928
Phillips 66	220,636	24,779,629
Pioneer Natural Resources Co.	89,601	16,956,093
QEP Resources Inc.(a)	124,624	1,527,890
Range Resources Corp.(b)	119,097	1,992,493
RSP Permian Inc.(a)	66,215	2,914,784
SemGroup Corp., Class A	34,912	886,765
SM Energy Co.	54,225	1,393,040
Southwestern Energy Co.(a)	267,591	1,418,232
SRC Energy Inc.(a)	127,031	1,399,882
Suncor Energy Inc.	858,979	34,943,266
Targa Resources Corp.	115,382	5,710,255
Tellurian Inc.(a)(b)	33,666	280,101
TransCanada Corp.	468,412	20,235,398
Valero Energy Corp.	226,546	25,108,093
Vermilion Energy Inc.	79,197	2,851,884
Whiting Petroleum Corp.(a)(b)	47,803	2,520,174
WildHorse Resource Development Corp.(a)	11,248	285,249
Williams Companies Inc. (The)	435,130	11,796,374
World Fuel Services Corp.	35,617	726,943
WPX Energy Inc.(a)	210,086	3,787,851
		730,894,654
Paper & Forest Products — 0.6%
Domtar Corp.	32,948	1,572,938
KapStone Paper and Packaging Corp.	46,388	1,600,386
Security	Shares	Value
Paper & Forest Products (continued)
Louisiana-Pacific Corp.	76,246	$ 2,075,416
Norbord Inc.	23,178	953,079
		6,201,819
Total Common Stocks — 99.9% (Cost: $1,189,809,061)		1,021,093,737
Short-Term Investments
Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	37,957,418	37,965,009
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	5,057,810	5,057,810
		43,022,819
Total Short-Term Investments — 4.2% (Cost: $43,018,171)		43,022,819
Total Investments in Securities — 104.1% (Cost: $1,232,827,232)		1,064,116,556
Other Assets, Less Liabilities — (4.1)%		(41,648,957)
Net Assets — 100.0%		$ 1,022,467,599

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,370,764	2,586,654	37,957,418	$37,965,009	$50,703 (a)	$ 1,051	$ 6,063
BlackRock Cash Funds: Treasury, SL Agency Shares	1,117,761	3,940,049	5,057,810	5,057,810	4,837	—	—
				$43,022,819	$55,540	$ 1,051	$ 6,063

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® North American Natural Resources ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,021,093,737	$ —	$ —	$1,021,093,737
Money Market Funds	43,022,819	—	—	43,022,819
	$ 1,064,116,556	$ —	$ —	$ 1,064,116,556
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® North American Tech ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Communications Equipment — 4.3%
Acacia Communications Inc.(a)(b)	3,828	$ 133,253
Arista Networks Inc.(a)	9,319	2,399,549
ARRIS International PLC(a)	33,949	829,883
Ciena Corp.(a)	27,974	741,591
Cisco Systems Inc.	919,172	39,551,971
CommScope Holding Co. Inc.(a)	37,635	1,099,130
EchoStar Corp., Class A(a)	9,400	417,360
Extreme Networks Inc.(a)	22,483	178,965
F5 Networks Inc.(a)	11,958	2,062,157
Finisar Corp.(a)(b)	22,512	405,216
Infinera Corp.(a)(b)	29,189	289,847
InterDigital Inc./PA	6,818	551,576
Juniper Networks Inc.	68,326	1,873,499
Lumentum Holdings Inc.(a)(b)	12,295	711,880
Motorola Solutions Inc.	31,726	3,691,955
NETGEAR Inc.(a)	6,242	390,125
NetScout Systems Inc.(a)	15,675	465,547
Oclaro Inc.(a)	33,799	301,825
Palo Alto Networks Inc.(a)	17,985	3,695,378
Plantronics Inc.	6,481	494,176
Ubiquiti Networks Inc.(a)(b)	4,260	360,907
ViaSat Inc.(a)(b)	10,690	702,547
Viavi Solutions Inc.(a)	44,086	451,441
		61,799,778
Electronic Equipment, Instruments & Components — 2.9%
Amphenol Corp., Class A	58,995	5,141,414
Anixter International Inc.(a)	5,732	362,836
Arrow Electronics Inc.(a)	17,101	1,287,363
Avnet Inc.	23,009	986,856
AVX Corp.	8,828	138,335
Belden Inc.	7,910	483,459
Benchmark Electronics Inc.	9,050	263,807
CDW Corp./DE	29,648	2,395,262
Celestica Inc.(a)(b)	23,769	282,138
Cognex Corp.	33,762	1,506,123
Coherent Inc.(a)	4,863	760,670
Corning Inc.	162,507	4,470,568
Dolby Laboratories Inc., Class A	12,223	754,037
Fabrinet(a)(b)	7,020	258,968
Fitbit Inc., Class A(a)	35,324	230,666
FLIR Systems Inc.	26,854	1,395,602
II-VI Inc.(a)	10,724	465,958
Insight Enterprises Inc.(a)	6,850	335,170
IPG Photonics Corp.(a)	7,362	1,624,278
Itron Inc.(a)	6,623	397,711
Jabil Inc.	33,529	927,412
Keysight Technologies Inc.(a)	36,576	2,159,081
Knowles Corp.(a)(b)	17,267	264,185
Littelfuse Inc.	4,906	1,119,451
Methode Electronics Inc.	7,273	293,102
National Instruments Corp.	21,081	884,980
Novanta Inc.(a)(b)	6,364	396,477
OSI Systems Inc.(a)	3,284	253,952
Plexus Corp.(a)	6,453	384,212
Rogers Corp.(a)(b)	3,556	396,352
Sanmina Corp.(a)	13,189	386,438
SYNNEX Corp.	5,656	545,861
TE Connectivity Ltd.	68,419	6,161,815
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Tech Data Corp.(a)	6,789	$ 557,513
Trimble Inc.(a)	48,825	1,603,413
TTM Technologies Inc.(a)(b)	18,275	322,188
VeriFone Systems Inc.(a)	21,390	488,120
Vishay Intertechnology Inc.	26,015	603,548
Zebra Technologies Corp., Class A(a)	10,475	1,500,544
		42,789,865
Internet & Direct Marketing Retail — 13.0%
Amazon.com Inc.(a)	74,491	126,619,802
Booking Holdings Inc.(a)	9,414	19,083,025
Expedia Group Inc.	23,651	2,842,614
Groupon Inc.(a)	78,131	335,963
Liberty Expedia Holdings Inc., Class A(a)	10,478	460,403
Netflix Inc.(a)	84,962	33,256,676
Nutrisystem Inc.	6,014	231,539
Qurate Retail Inc.(a)	87,533	1,857,450
Shutterfly Inc.(a)	6,492	584,475
TripAdvisor Inc.(a)(b)	20,970	1,168,239
Wayfair Inc., Class A(a)	8,475	1,006,491
		187,446,677
Internet Software & Services — 18.0%
2U Inc.(a)(b)	11,104	927,850
Akamai Technologies Inc.(a)	33,389	2,445,077
Alarm.com Holdings Inc.(a)	4,927	198,952
Alphabet Inc., Class A(a)	55,265	62,404,685
Alphabet Inc., Class C, NVS(a)	56,179	62,676,101
Apptio Inc., Class A(a)	6,327	229,037
Blucora Inc.(a)	9,197	340,289
Box Inc., Class A(a)	25,160	628,748
Cars.com Inc.(a)(b)	13,916	395,075
Cision Ltd.(a)	7,753	115,907
Cloudera Inc.(a)(b)	16,933	230,966
Cornerstone OnDemand Inc.(a)(b)	10,409	493,699
Coupa Software Inc.(a)	5,432	338,088
eBay Inc.(a)	180,487	6,544,459
Endurance International Group Holdings Inc.(a)(b)	15,282	152,056
Envestnet Inc.(a)	8,929	490,649
Etsy Inc.(a)	21,093	889,914
Facebook Inc., Class A(a)	468,811	91,099,354
Five9 Inc.(a)	10,720	370,590
GoDaddy Inc., Class A(a)	30,565	2,157,889
GrubHub Inc.(a)(b)	17,655	1,852,186
GTT Communications Inc.(a)	6,437	289,665
Hortonworks Inc.(a)	12,371	225,400
IAC/InterActiveCorp.(a)	15,241	2,324,100
Instructure Inc.(a)	5,711	243,003
j2 Global Inc.	9,524	824,874
LogMeIn Inc.	10,223	1,055,525
Match Group Inc.(a)(b)	12,219	473,364
MINDBODY Inc., Class A(a)	5,824	224,806
New Relic Inc.(a)	8,371	842,039
NIC Inc.	12,724	197,858
Nutanix Inc., Class A(a)(b)	12,658	652,773
Okta Inc.(a)(b)	14,684	739,633
Pandora Media Inc.(a)(b)	50,269	396,120
Q2 Holdings Inc.(a)(b)	6,585	375,674
Shopify Inc., Class A(a)(b)	18,196	2,654,615
Shutterstock Inc.(a)(b)	3,695	175,365
Stamps.com Inc.(a)	3,263	825,702

iShares® North American Tech ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Internet Software & Services (continued)
Trade Desk Inc. (The), Class A(a)	4,495	$ 421,631
TrueCar Inc.(a)(b)	15,328	154,660
Twilio Inc., Class A(a)	14,059	787,585
Twitter Inc.(a)	128,155	5,596,529
VeriSign Inc.(a)	18,827	2,587,206
Web.com Group Inc.(a)	9,524	246,195
Yelp Inc.(a)	15,011	588,131
Yext Inc.(a)	12,982	251,072
Zillow Group Inc., Class A(a)	9,364	559,499
Zillow Group Inc., Class C, NVS(a)(b)	21,707	1,282,015
		259,976,610
IT Services — 16.5%
Accenture PLC, Class A	125,691	20,561,791
Acxiom Corp.(a)	15,076	451,526
Alliance Data Systems Corp.	9,453	2,204,440
Automatic Data Processing Inc.	86,094	11,548,649
Black Knight Inc.(a)	27,515	1,473,428
Booz Allen Hamilton Holding Corp.	28,276	1,236,509
Broadridge Financial Solutions Inc.	23,076	2,656,048
CACI International Inc., Class A(a)	4,854	818,142
Cardtronics PLC, Class A(a)	9,116	220,425
CGI Group Inc., Class A(a)(b)	50,051	3,169,229
Cognizant Technology Solutions Corp., Class A	114,506	9,044,829
Conduent Inc.(a)	38,495	699,454
Convergys Corp.	17,727	433,248
CoreLogic Inc./U.S.(a)	15,885	824,432
CSG Systems International Inc.	6,562	268,189
DXC Technology Co.	55,731	4,492,476
EPAM Systems Inc.(a)	9,947	1,236,711
Euronet Worldwide Inc.(a)	10,035	840,632
EVERTEC Inc.	11,837	258,638
ExlService Holdings Inc.(a)	6,808	385,401
Fidelity National Information Services Inc.	64,711	6,861,307
First Data Corp., Class A(a)	87,358	1,828,403
Fiserv Inc.(a)	80,131	5,936,906
FleetCor Technologies Inc.(a)	17,506	3,687,639
Gartner Inc.(a)(b)	17,856	2,373,062
Genpact Ltd.	29,512	853,782
Global Payments Inc.	31,225	3,481,275
International Business Machines Corp.	166,855	23,309,643
Jack Henry & Associates Inc.	15,067	1,964,134
Leidos Holdings Inc.	27,998	1,651,882
ManTech International Corp./VA, Class A	4,987	267,503
Mastercard Inc., Class A	179,205	35,217,367
MAXIMUS Inc.	12,657	786,126
Paychex Inc.	62,579	4,277,275
PayPal Holdings Inc.(a)	218,152	18,165,517
Perspecta Inc.	27,889	573,119
Presidio Inc.(a)	6,168	80,801
Sabre Corp.	49,464	1,218,793
Science Applications International Corp.	8,298	671,557
Square Inc., Class A(a)	56,748	3,497,947
Sykes Enterprises Inc.(a)	7,872	226,556
Syntel Inc.(a)	7,777	249,564
Teradata Corp.(a)	23,524	944,489
Total System Services Inc.	32,472	2,744,533
Travelport Worldwide Ltd.	24,765	459,143
TTEC Holdings Inc.	2,962	102,337
Virtusa Corp.(a)	5,402	262,969
Visa Inc., Class A	349,109	46,239,487
Security	Shares	Value
IT Services (continued)
Western Union Co. (The)	90,261	$ 1,835,006
WEX Inc.(a)	7,859	1,496,982
Worldpay Inc., Class A(a)	58,206	4,760,087
		238,849,388
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Energy Industries Inc.(a)	7,784	452,173
Advanced Micro Devices Inc.(a)	161,516	2,421,125
Amkor Technology Inc.(a)	24,016	206,297
Analog Devices Inc.	72,422	6,946,718
Applied Materials Inc.	196,945	9,096,890
Broadcom Inc.	78,485	19,043,600
Brooks Automation Inc.	13,957	455,277
Cabot Microelectronics Corp.	4,983	535,971
Cavium Inc.(a)	13,652	1,180,898
Cirrus Logic Inc.(a)	11,929	457,239
Cree Inc.(a)(b)	19,671	817,723
Cypress Semiconductor Corp.	70,156	1,093,030
Diodes Inc.(a)	7,621	262,696
Entegris Inc.	27,854	944,251
First Solar Inc.(a)(b)	15,847	834,503
Inphi Corp.(a)(b)	8,440	275,228
Integrated Device Technology Inc.(a)	25,294	806,373
Intel Corp.	910,791	45,275,421
KLA-Tencor Corp.	30,531	3,130,343
Kulicke & Soffa Industries Inc.	13,733	327,120
Lam Research Corp.	32,105	5,549,349
MACOM Technology Solutions Holdings Inc.(a)(b)	8,197	188,859
Marvell Technology Group Ltd.	84,495	1,811,573
Maxim Integrated Products Inc.	54,555	3,200,196
MaxLinear Inc.(a)(b)	12,078	188,296
Microchip Technology Inc.(b)	45,994	4,183,154
Micron Technology Inc.(a)	226,677	11,886,942
MKS Instruments Inc.	10,621	1,016,430
Monolithic Power Systems Inc.	7,537	1,007,471
NVIDIA Corp.	118,637	28,105,105
ON Semiconductor Corp.(a)	83,341	1,853,087
Power Integrations Inc.	5,870	428,803
Qorvo Inc.(a)	24,664	1,977,313
QUALCOMM Inc.	289,782	16,262,566
Rambus Inc.(a)	21,401	268,369
Semtech Corp.(a)(b)	12,887	606,333
Silicon Laboratories Inc.(a)	8,370	833,652
Skyworks Solutions Inc.	35,578	3,438,614
SolarEdge Technologies Inc.(a)(b)	7,428	355,430
SunPower Corp.(a)(b)	11,931	91,511
Synaptics Inc.(a)(b)	6,789	341,962
Teradyne Inc.	37,437	1,425,227
Texas Instruments Inc.	191,331	21,094,243
Universal Display Corp.(b)	8,155	701,330
Veeco Instruments Inc.(a)(b)	9,639	137,356
Versum Materials Inc.	21,327	792,298
Xilinx Inc.	49,446	3,226,846
Xperi Corp.	9,744	156,878
		205,692,069
Software — 20.8%
8x8 Inc.(a)	18,205	365,010
ACI Worldwide Inc.(a)	22,590	557,295
Activision Blizzard Inc.	148,761	11,353,440
Adobe Systems Inc.(a)	96,247	23,465,981

iShares® North American Tech ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
ANSYS Inc.(a)	16,439	$ 2,863,345
Aspen Technology Inc.(a)	14,020	1,300,215
Autodesk Inc.(a)	42,879	5,621,008
Avaya Holdings Corp.(a)	20,414	409,913
Blackbaud Inc.	9,519	975,222
BlackBerry Ltd.(a)(b)	95,996	926,361
Blackline Inc.(a)(b)	7,432	322,772
Bottomline Technologies de Inc.(a)	6,851	341,385
CA Inc.	60,965	2,173,402
Cadence Design Systems Inc.(a)	55,147	2,388,417
CDK Global Inc.	24,215	1,575,186
Citrix Systems Inc.(a)	25,218	2,643,855
CommVault Systems Inc.(a)	8,151	536,743
Dell Technologies Inc., Class V(a)	39,036	3,301,665
Ebix Inc.(b)	4,362	332,603
Electronic Arts Inc.(a)	59,938	8,452,457
Ellie Mae Inc.(a)(b)	6,678	693,444
Fair Isaac Corp.(a)	5,842	1,129,375
FireEye Inc.(a)(b)	35,682	549,146
Fortinet Inc.(a)	28,163	1,758,216
Guidewire Software Inc.(a)(b)	15,528	1,378,576
HubSpot Inc.(a)	6,987	876,170
Imperva Inc.(a)	6,269	302,479
Intuit Inc.	47,626	9,730,230
Manhattan Associates Inc.(a)	12,922	607,463
Microsoft Corp.	1,247,343	123,000,493
MicroStrategy Inc., Class A(a)	1,861	237,743
Nuance Communications Inc.(a)	53,247	739,335
Open Text Corp.(b)	52,345	1,842,021
Oracle Corp.	582,457	25,663,055
Paycom Software Inc.(a)(b)	9,480	936,908
Paylocity Holding Corp.(a)	5,364	315,725
Pegasystems Inc.	7,077	387,820
Progress Software Corp.	8,925	346,469
Proofpoint Inc.(a)	9,955	1,147,911
PTC Inc.(a)	22,577	2,117,948
Qualys Inc.(a)	6,453	543,988
Rapid7 Inc.(a)	7,876	222,261
RealPage Inc.(a)(b)	11,819	651,227
Red Hat Inc.(a)	34,769	4,671,911
RingCentral Inc., Class A(a)	13,076	919,897
SailPoint Technologies Holding Inc.(a)	8,704	213,596
salesforce.com Inc.(a)	137,860	18,804,104
ServiceNow Inc.(a)	34,571	5,962,460
Snap Inc., Class A, NVS(a)(b)	49,823	652,183
Splunk Inc.(a)	28,376	2,812,345
SS&C Technologies Holdings Inc.	39,139	2,031,314
Symantec Corp.	121,637	2,511,804
Synopsys Inc.(a)	29,166	2,495,735
Tableau Software Inc., Class A(a)	13,251	1,295,285
Take-Two Interactive Software Inc.(a)	22,429	2,654,696
TiVo Corp.	24,296	326,781
Security	Shares	Value
Software (continued)
Tyler Technologies Inc.(a)	6,973	$ 1,548,703
Ultimate Software Group Inc. (The)(a)(b)	5,661	1,456,632
Varonis Systems Inc.(a)	3,911	291,370
Verint Systems Inc.(a)	12,497	554,242
VMware Inc., Class A(a)	13,597	1,998,351
Workday Inc., Class A(a)	28,609	3,465,122
Zendesk Inc.(a)	20,466	1,115,192
Zynga Inc., Class A(a)	149,560	608,709
		301,474,710
Technology Hardware, Storage & Peripherals — 10.2%
3D Systems Corp.(a)(b)	22,697	313,446
Apple Inc.	650,430	120,401,097
Cray Inc.(a)	7,845	192,987
Diebold Nixdorf Inc.(b)	14,935	178,473
Electronics For Imaging Inc.(a)(b)	8,625	280,830
Hewlett Packard Enterprise Co.	298,843	4,366,096
HP Inc.	320,552	7,273,325
NCR Corp.(a)(b)	23,078	691,879
NetApp Inc.	52,429	4,117,249
Pure Storage Inc., Class A(a)(b)	22,006	525,503
Seagate Technology PLC	56,175	3,172,202
Super Micro Computer Inc.(a)	7,095	167,797
Western Digital Corp.	58,567	4,533,672
Xerox Corp.	41,642	999,408
		147,213,964
Total Common Stocks — 99.9% (Cost: $1,011,184,548)		1,445,243,061
Short-Term Investments
Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	24,375,388	24,380,263
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	3,146,448	3,146,448
		27,526,711
Total Short-Term Investments — 1.9% (Cost: $27,522,296)		27,526,711
Total Investments in Securities — 101.8% (Cost: $1,038,706,844)		1,472,769,772
Other Assets, Less Liabilities — (1.8)%		(26,424,029)
Net Assets — 100.0%		$ 1,446,345,743

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® North American Tech ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,045,963	(10,670,575)	24,375,388	$24,380,263	$53,925 (a)	$ (1,231)	$ 6,083
BlackRock Cash Funds: Treasury, SL Agency Shares	914,225	2,232,223	3,146,448	3,146,448	5,672	—	—
				$ 27,526,711	$59,597	$ (1,231)	$ 6,083

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,445,243,061	$ —	$ —	$1,445,243,061
Money Market Funds	27,526,711	—	—	27,526,711
	$1,472,769,772	$ —	$ —	$1,472,769,772
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® North American Tech-Multimedia Networking ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Communications Equipment — 99.9%
Acacia Communications Inc.(a)(b)	13,939	$ 485,216
Arista Networks Inc.(a)	16,395	4,221,549
ARRIS International PLC(a)	89,234	2,181,325
Ciena Corp.(a)(b)	96,484	2,557,791
Cisco Systems Inc.	101,749	4,378,259
CommScope Holding Co. Inc.(a)	78,613	2,295,893
EchoStar Corp., Class A(a)	34,292	1,522,565
Extreme Networks Inc.(a)	82,111	653,604
F5 Networks Inc.(a)	25,104	4,329,185
Finisar Corp.(a)(b)	81,262	1,462,716
Infinera Corp.(a)(b)	107,183	1,064,327
InterDigital Inc./PA	24,618	1,991,596
Juniper Networks Inc.	85,720	2,350,442
Lumentum Holdings Inc.(a)(b)	38,483	2,228,166
Motorola Solutions Inc.	39,577	4,605,575
NETGEAR Inc.(a)	22,354	1,397,125
NetScout Systems Inc.(a)(b)	56,874	1,689,158
Oclaro Inc.(a)	120,913	1,079,753
Palo Alto Networks Inc.(a)	22,375	4,597,391
Plantronics Inc.	23,566	1,796,907
Ubiquiti Networks Inc.(a)(b)	15,219	1,289,354
ViaSat Inc.(a)(b)	36,831	2,420,533
Viavi Solutions Inc.(a)	160,345	1,641,933
		52,240,363
Total Common Stocks — 99.9% (Cost: $56,574,551)		52,240,363
Security	Shares	Value
Short-Term Investments
Money Market Funds — 19.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	10,088,540	$ 10,090,558
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	147,631	147,631
		10,238,189
Total Short -Term Investments — 19.6% (Cost: $10,237,237)		10,238,189
Total Investments in Securities — 119.5% (Cost: $66,811,788)		62,478,552
Other Assets, Less Liabilities — (19.5)%		(10,201,920)
Net Assets — 100.0%		$ 52,276,632

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,289,865	3,798,675	10,088,540	$10,090,558	$61,335 (a)	$ 461	$ 1,112
BlackRock Cash Funds: Treasury, SL Agency Shares	8,309	139,322	147,631	147,631	418	—	—
				$10,238,189	$61,753	$ 461	$ 1,112

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® North American Tech-Multimedia Networking ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$52,240,363	$ —	$ —	$52,240,363
Money Market Funds	10,238,189	—	—	10,238,189
	$62,478,552	$ —	$ —	$62,478,552

iShares® North American Tech-Software ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Application Software — 52.1%
8x8 Inc.(a)	206,331	$ 4,136,937
ACI Worldwide Inc.(a)(b)	259,532	6,402,654
Adobe Systems Inc.(a)	650,350	158,561,834
ANSYS Inc.(a)	187,185	32,603,883
Aspen Technology Inc.(a)	159,227	14,766,712
Autodesk Inc.(a)	488,295	64,010,592
Avaya Holdings Corp.(a)(b)	231,402	4,646,552
Blackbaud Inc.(b)	108,170	11,082,017
Blackline Inc.(a)(b)	85,704	3,722,125
Bottomline Technologies de Inc.(a)(b)	77,692	3,871,392
Cadence Design Systems Inc.(a)	628,439	27,217,693
CDK Global Inc.	275,806	17,941,180
Citrix Systems Inc.(a)	286,836	30,071,886
Ebix Inc.(b)	49,104	3,744,180
Ellie Mae Inc.(a)(b)	76,567	7,950,717
Fair Isaac Corp.(a)	66,521	12,859,840
Guidewire Software Inc.(a)(b)	177,366	15,746,554
HubSpot Inc.(a)(b)	79,624	9,984,850
Intuit Inc.	419,496	85,705,130
Manhattan Associates Inc.(a)(b)	148,967	7,002,939
MicroStrategy Inc., Class A(a)	20,984	2,680,706
Nuance Communications Inc.(a)(b)	605,875	8,412,574
Open Text Corp.(b)	596,231	20,981,369
Paycom Software Inc.(a)(b)	107,953	10,668,995
Paylocity Holding Corp.(a)	61,033	3,592,402
Pegasystems Inc.	82,473	4,519,520
PTC Inc.(a)	257,231	24,130,840
RealPage Inc.(a)(b)	159,008	8,761,341
RingCentral Inc., Class A(a)	148,907	10,475,608
salesforce.com Inc.(a)	1,211,110	165,195,404
Snap Inc., Class A, NVS(a)(b)	568,554	7,442,372
Splunk Inc.(a)	323,167	32,029,081
SS&C Technologies Holdings Inc.(b)	445,781	23,136,034
Synopsys Inc.(a)(b)	332,176	28,424,300
Tyler Technologies Inc.(a)(b)	79,372	17,628,521
Ultimate Software Group Inc. (The)(a)(b)	64,835	16,682,694
Verint Systems Inc.(a)	142,693	6,328,435
Workday Inc., Class A(a)	325,744	39,454,113
Zendesk Inc.(a)(b)	233,040	12,698,350
		965,272,326
Home Entertainment Software — 13.5%
Activision Blizzard Inc.	1,646,859	125,688,279
Electronic Arts Inc.(a)	622,444	87,777,053
Take-Two Interactive Software Inc.(a)	254,978	30,179,196
Zynga Inc., Class A(a)(b)	1,717,989	6,992,215
		250,636,743
Security	Shares	Value
Systems Software — 34.4%
BlackBerry Ltd.(a)(b)	1,089,562	$ 10,514,273
CA Inc.	696,550	24,832,007
CommVault Systems Inc.(a)	94,278	6,208,206
Dell Technologies Inc., Class V(a)	444,191	37,569,675
FireEye Inc.(a)	406,382	6,254,219
Fortinet Inc.(a)	322,259	20,118,629
Imperva Inc.(a)	71,921	3,470,188
Microsoft Corp.	1,595,646	157,346,652
Oracle Corp.	3,375,046	148,704,527
Progress Software Corp.	101,357	3,934,679
Proofpoint Inc.(a)	113,352	13,070,619
Qualys Inc.(a)(b)	72,943	6,149,095
Rapid7 Inc.(a)	89,229	2,518,042
Red Hat Inc.(a)	395,948	53,203,533
SailPoint Technologies Holding Inc.(a)(b)	98,662	2,421,165
ServiceNow Inc.(a)(b)	393,702	67,901,784
Symantec Corp.	1,385,529	28,611,174
Tableau Software Inc., Class A(a)	151,369	14,796,320
TiVo Corp.	274,110	3,686,780
Varonis Systems Inc.(a)	45,503	3,389,974
VMware Inc., Class A(a)	154,898	22,765,359
		637,466,900
Total Common Stocks — 100.0% (Cost: $1,710,002,875)		1,853,375,969
Short-Term Investments
Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	70,293,815	70,307,874
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	1,062,780	1,062,780
		71,370,654
Total Short -Term Investments — 3.9% (Cost: $71,363,196)		71,370,654
Total Investments in Securities — 103.9% (Cost: $1,781,366,071)		1,924,746,623
Other Assets, Less Liabilities — (3.9)%		(71,364,058)
Net Assets — 100.0%		$ 1,853,382,565

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® North American Tech-Software ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	82,452,119	(12,158,304)	70,293,815	$70,307,874	$87,519 (a)	$ (77)	$ 11,024
BlackRock Cash Funds: Treasury, SL Agency Shares	721,047	341,733	1,062,780	1,062,780	3,728	—	—
				$71,370,654	$91,247	$ (77)	$ 11,024

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,853,375,969	$ —	$ —	$1,853,375,969
Money Market Funds	71,370,654	—	—	71,370,654
	$1,924,746,623	$ —	$ —	$1,924,746,623
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® PHLX Semiconductor ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Semiconductor Equipment — 17.8%
Applied Materials Inc.	1,242,530	$ 57,392,461
ASML Holding NV, NYS, NVS(a)(b)	242,197	47,947,740
Entegris Inc.(b)	459,201	15,566,914
KLA-Tencor Corp.	504,987	51,776,317
Lam Research Corp.	318,376	55,031,291
MKS Instruments Inc.	177,157	16,953,925
Teradyne Inc.	619,812	23,596,243
		268,264,891
Semiconductors — 82.0%
Advanced Micro Devices Inc.(b)(c)	3,140,434	47,075,106
Analog Devices Inc.	649,270	62,277,979
Broadcom Inc.	500,626	121,471,893
Cirrus Logic Inc.(c)	197,555	7,572,283
Cypress Semiconductor Corp.	1,161,428	18,095,048
Integrated Device Technology Inc.(b)(c)	418,786	13,350,898
Intel Corp.	2,286,104	113,642,230
Marvell Technology Group Ltd.	1,608,532	34,486,926
Maxim Integrated Products Inc.	906,091	53,151,298
Mellanox Technologies Ltd.(c)	169,078	14,253,275
Microchip Technology Inc.(b)	647,938	58,929,961
Micron Technology Inc.(b)(c)	1,095,616	57,454,103
Monolithic Power Systems Inc.	136,673	18,269,080
NVIDIA Corp.(b)	500,384	118,540,970
ON Semiconductor Corp.(b)(c)	1,385,200	30,799,922
Qorvo Inc.(b)(c)	409,795	32,853,265
QUALCOMM Inc.	2,171,223	121,849,035
Silicon Laboratories Inc.(c)	140,054	13,949,378
Skyworks Solutions Inc.	589,881	57,011,999
SMART Global Holdings Inc.(b)(c)	71,799	2,288,234
Taiwan Semiconductor Manufacturing Co. Ltd., ADR, NVS	1,630,379	59,606,656
Security	Shares	Value
Semiconductors (continued)
Texas Instruments Inc.	1,127,625	$ 124,320,656
Xilinx Inc.	820,962	53,575,980
		1,234,826,175
Total Common Stocks — 99.8% (Cost: $1,603,216,966)		1,503,091,066
Short-Term Investments
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(d)(e)(f)	41,911,512	41,919,894
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(d)(e)	7,672,487	7,672,487
		49,592,381
Total Short -Term Investments — 3.3% (Cost: $49,587,637)		49,592,381
Total Investments in Securities — 103.1% (Cost: $1,652,804,603)		1,552,683,447
Other Assets, Less Liabilities — (3.1)%		(46,694,453)
Net Assets — 100.0%		$ 1,505,988,994

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,743,462	38,168,050	41,911,512	$41,919,894	$39,896 (a)	$ 339	$ 5,119
BlackRock Cash Funds: Treasury, SL Agency Shares	1,923,824	5,748,663	7,672,487	7,672,487	7,006	—	—
				$49,592,381	$46,902	$ 339	$ 5,119

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® PHLX Semiconductor ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,503,091,066	$ —	$ —	$1,503,091,066
Money Market Funds	49,592,381	—	—	49,592,381
	$1,552,683,447	$ —	$ —	$1,552,683,447
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares
NYS	New York Registered Shares

iShares® Residential Real Estate ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Health Care REITs — 33.0%
CareTrust REIT Inc.(a)	78,806	$ 1,315,272
Community Healthcare Trust Inc.(a)	18,298	546,561
Global Medical REIT Inc.	19,958	176,828
HCP Inc.	494,414	12,765,769
Healthcare Realty Trust Inc.	129,327	3,760,829
Healthcare Trust of America Inc., Class A	214,252	5,776,234
LTC Properties Inc.	41,169	1,759,563
MedEquities Realty Trust Inc.	29,931	329,840
Medical Properties Trust Inc.	381,257	5,352,848
National Health Investors Inc.	42,077	3,100,233
New Senior Investment Group Inc.	77,775	588,757
Omega Healthcare Investors Inc.(a)	205,863	6,381,753
Physicians Realty Trust	190,891	3,042,803
Quality Care Properties Inc.(b)	99,214	2,134,093
Sabra Health Care REIT Inc.(a)	185,841	4,038,325
Senior Housing Properties Trust	247,088	4,469,822
Universal Health Realty Income Trust	13,357	854,581
Ventas Inc.	338,631	19,285,035
Welltower Inc.(a)	354,114	22,199,407
		97,878,553
Residential REITs — 47.1%
American Campus Communities Inc.	143,120	6,136,986
American Homes 4 Rent, Class A	271,661	6,025,441
Apartment Investment & Management Co., Class A	164,055	6,939,526
AvalonBay Communities Inc.	131,330	22,574,314
Bluerock Residential Growth REIT Inc.(a)	25,150	224,338
Camden Property Trust	93,295	8,501,973
Clipper Realty Inc.	15,643	133,591
Education Realty Trust Inc.	79,289	3,290,494
Equity LifeStyle Properties Inc.	88,945	8,174,045
Equity Residential	341,407	21,744,212
Essex Property Trust Inc.	62,526	14,948,091
Front Yard Residential Corp.	51,373	535,307
Independence Realty Trust Inc.(a)	90,974	937,942
Invitation Homes Inc.(a)	313,885	7,238,188
Mid-America Apartment Communities Inc.	119,193	11,999,159
NexPoint Residential Trust Inc.	17,372	494,233
Security	Shares	Value
Residential REITs (continued)
Preferred Apartment Communities Inc., Class A(a)	40,808	$ 693,328
Sun Communities Inc.	81,938	8,020,091
UDR Inc.	278,909	10,470,244
UMH Properties Inc.	34,050	522,668
		139,604,171
Specialized REITs — 19.4%
CubeSmart	191,009	6,154,310
Extra Space Storage Inc.(a)	128,230	12,798,636
Life Storage Inc.	48,149	4,685,379
National Storage Affiliates Trust	52,781	1,626,711
Public Storage	141,209	32,034,674
		57,299,710
Total Common Stocks — 99.5% (Cost: $295,155,620)		294,782,434
Short-Term Investments
Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	17,541,708	17,545,217
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	3,428,987	3,428,987
		20,974,204
Total Short -Term Investments — 7.1% (Cost: $20,973,227)		20,974,204
Total Investments in Securities — 106.6% (Cost: $316,128,847)		315,756,638
Other Assets, Less Liabilities — (6.6)%		(19,548,433)
Net Assets — 100.0%		$ 296,208,205

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,657,309	5,884,399	17,541,708	$17,545,217	$ 11,923(a)	$ 618	$ 976
BlackRock Cash Funds: Treasury, SL Agency Shares	642,665	2,786,322	3,428,987	3,428,987	2,303	—	—
				$20,974,204	$14,226	$ 618	$ 976

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Residential Real Estate ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	43	09/21/18	$ 1,375	$ 22,614
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$294,782,434	$ —	$ —	$294,782,434
Money Market Funds	20,974,204	—	—	20,974,204
	$315,756,638	$ —	$ —	$315,756,638
Derivative financial instruments(a)
Assets
Futures Contracts	$ 22,614	$ —	$ —	$ 22,614

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

iShares® Russell 1000 ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
Arconic Inc.	344,711	$ 5,863,534
Boeing Co. (The)	430,466	144,425,648
BWX Technologies Inc.	77,843	4,851,176
Curtiss-Wright Corp.	34,392	4,093,336
General Dynamics Corp.	203,022	37,845,331
Harris Corp.	92,615	13,386,572
HEICO Corp.(a)	31,726	2,313,777
HEICO Corp., Class A	56,987	3,473,342
Hexcel Corp.(a)	67,589	4,486,558
Huntington Ingalls Industries Inc.	34,157	7,404,896
L3 Technologies Inc.	61,901	11,904,800
Lockheed Martin Corp.	193,778	57,247,835
Northrop Grumman Corp.	126,183	38,826,509
Raytheon Co.	224,995	43,464,534
Rockwell Collins Inc.	129,213	17,402,407
Spirit AeroSystems Holdings Inc., Class A	87,604	7,526,060
Teledyne Technologies Inc.(b)	27,993	5,572,287
Textron Inc.	200,598	13,221,414
TransDigm Group Inc.	37,481	12,936,192
United Technologies Corp.	588,164	73,538,145
		509,784,353
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	108,068	9,040,969
Expeditors International of Washington Inc.	135,929	9,936,410
FedEx Corp.	193,719	43,985,836
United Parcel Service Inc., Class B	540,915	57,461,401
XPO Logistics Inc.(b)	93,007	9,317,441
		129,742,057
Airlines — 0.4%
Alaska Air Group Inc.	93,896	5,670,379
American Airlines Group Inc.	328,697	12,477,338
Copa Holdings SA, Class A, NVS	25,783	2,439,587
Delta Air Lines Inc.	507,430	25,138,082
JetBlue Airways Corp.(b)	238,175	4,520,562
Southwest Airlines Co.	416,721	21,202,765
United Continental Holdings Inc.(b)	194,752	13,580,057
		85,028,770
Auto Components — 0.3%
Adient PLC	73,207	3,601,052
Aptiv PLC	207,112	18,977,673
BorgWarner Inc.	163,112	7,039,914
Gentex Corp.	209,430	4,821,079
Goodyear Tire & Rubber Co. (The)	195,544	4,554,220
Lear Corp.	51,134	9,501,208
Visteon Corp.(a)(b)	22,668	2,929,612
		51,424,758
Automobiles — 0.6%
Ford Motor Co.	3,042,155	33,676,656
General Motors Co.	1,025,318	40,397,529
Harley-Davidson Inc.	126,445	5,320,806
Tesla Inc.(a)(b)	106,090	36,383,565
Thor Industries Inc.	40,440	3,938,452
		119,717,008
Banks — 6.0%
Associated Banc-Corp.	131,907	3,601,061
Bank of America Corp.	7,406,239	208,781,877
Bank of Hawaii Corp.	32,740	2,731,171
Security	Shares	Value
Banks (continued)
Bank of the Ozarks Inc.	97,851	$ 4,407,209
BankUnited Inc.	81,173	3,315,917
BB&T Corp.	610,036	30,770,216
BOK Financial Corp.	21,637	2,034,094
CIT Group Inc.	96,960	4,887,754
Citigroup Inc.	1,998,955	133,770,069
Citizens Financial Group Inc.	379,536	14,763,950
Comerica Inc.	134,140	12,196,009
Commerce Bancshares Inc.	76,246	4,933,879
Cullen/Frost Bankers Inc.	45,882	4,966,268
East West Bancorp. Inc.	110,580	7,209,816
F.N.B. Corp.	263,108	3,530,909
Fifth Third Bancorp.	535,566	15,370,744
First Citizens BancShares Inc./NC, Class A	6,186	2,494,814
First Hawaiian Inc.	53,517	1,553,063
First Horizon National Corp.	253,408	4,520,799
First Republic Bank/CA	127,226	12,314,205
Huntington Bancshares Inc./OH	857,443	12,655,859
JPMorgan Chase & Co.	2,655,115	276,662,983
KeyCorp.	827,126	16,162,042
M&T Bank Corp.	113,470	19,306,920
PacWest Bancorp.	96,292	4,758,751
People's United Financial Inc.	279,255	5,051,723
Pinnacle Financial Partners Inc.	59,313	3,638,853
PNC Financial Services Group Inc. (The)(c)	367,608	49,663,841
Popular Inc.	82,583	3,733,577
Prosperity Bancshares Inc.	54,228	3,707,026
Regions Financial Corp.	874,637	15,551,046
Signature Bank/New York NY(b)	41,226	5,271,981
Sterling Bancorp./DE	174,353	4,097,295
SunTrust Banks Inc.	363,674	24,009,757
SVB Financial Group(b)	41,493	11,981,519
Synovus Financial Corp.	91,584	4,838,383
TCF Financial Corp.	136,054	3,349,649
Texas Capital Bancshares Inc.(b)	38,799	3,550,108
U.S. Bancorp.	1,204,727	60,260,445
Umpqua Holdings Corp.	171,482	3,873,778
Webster Financial Corp.	73,891	4,706,857
Wells Fargo & Co.	3,441,905	190,819,213
Western Alliance Bancorp.(b)	78,764	4,458,830
Wintrust Financial Corp.	43,655	3,800,168
Zions Bancorp.	150,731	7,942,016
		1,222,006,444
Beverages — 1.7%
Brown-Forman Corp., Class A	37,772	1,845,540
Brown-Forman Corp., Class B, NVS	221,173	10,839,689
Coca-Cola Co. (The)	2,997,579	131,473,815
Constellation Brands Inc., Class A	122,919	26,903,282
Dr Pepper Snapple Group Inc.	139,785	17,053,770
Molson Coors Brewing Co., Class B	135,704	9,233,300
Monster Beverage Corp.(b)	318,278	18,237,329
PepsiCo Inc.	1,110,116	120,858,329
		336,445,054
Biotechnology — 2.7%
AbbVie Inc.	1,244,408	115,294,401
Agios Pharmaceuticals Inc.(a)(b)	39,507	3,327,675
Alexion Pharmaceuticals Inc.(b)	167,578	20,804,809
Alkermes PLC(a)(b)	122,412	5,038,478
Alnylam Pharmaceuticals Inc.(a)(b)	71,357	7,027,951

iShares® Russell 1000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Amgen Inc.	518,717	$ 95,749,971
Biogen Inc.(b)	165,133	47,928,202
BioMarin Pharmaceutical Inc.(b)	139,446	13,135,813
Bluebird Bio Inc.(a)(b)	39,181	6,149,458
Celgene Corp.(b)	566,582	44,997,942
Exact Sciences Corp.(a)(b)	93,637	5,598,556
Exelixis Inc.(b)	223,617	4,812,238
Gilead Sciences Inc.	1,014,216	71,847,061
Incyte Corp.(a)(b)	138,399	9,272,733
Ionis Pharmaceuticals Inc.(a)(b)	100,166	4,173,917
Neurocrine Biosciences Inc.(a)(b)	70,614	6,937,119
Regeneron Pharmaceuticals Inc.(b)	62,565	21,584,299
Sage Therapeutics Inc.(b)	35,535	5,562,294
Sarepta Therapeutics Inc.(a)(b)	48,412	6,399,098
Seattle Genetics Inc.(a)(b)	83,922	5,571,582
TESARO Inc.(a)(b)	33,135	1,473,514
United Therapeutics Corp.(b)	35,009	3,961,268
Vertex Pharmaceuticals Inc.(b)	199,777	33,954,099
		540,602,478
Building Products — 0.3%
Allegion PLC	76,343	5,905,894
AO Smith Corp.	108,588	6,422,980
Armstrong World Industries Inc.(b)	35,366	2,235,131
Fortune Brands Home & Security Inc.	113,498	6,093,708
Johnson Controls International PLC	721,846	24,145,749
Lennox International Inc.	28,718	5,747,908
Masco Corp.	241,784	9,047,557
Owens Corning	85,708	5,431,316
USG Corp.(b)	61,615	2,656,839
		67,687,082
Capital Markets — 2.9%
Affiliated Managers Group Inc.	42,351	6,296,323
Ameriprise Financial Inc.	113,132	15,824,904
Bank of New York Mellon Corp. (The)	732,355	39,495,905
BGC Partners Inc., Class A	204,864	2,319,061
BlackRock Inc.(c)	96,490	48,152,370
Cboe Global Markets Inc.	89,099	9,272,533
Charles Schwab Corp. (The)	941,115	48,090,977
CME Group Inc.	267,088	43,781,065
E*TRADE Financial Corp.(b)	205,399	12,562,203
Eaton Vance Corp., NVS	91,301	4,764,999
Evercore Inc., Class A	31,418	3,313,028
FactSet Research Systems Inc.	29,697	5,882,976
Franklin Resources Inc.	247,811	7,942,343
Goldman Sachs Group Inc. (The)	277,532	61,215,233
Interactive Brokers Group Inc., Class A	56,099	3,613,337
Intercontinental Exchange Inc.	447,348	32,902,445
Invesco Ltd.	322,859	8,575,135
Lazard Ltd., Class A	88,523	4,329,660
Legg Mason Inc.	61,318	2,129,574
LPL Financial Holdings Inc.	66,662	4,369,028
MarketAxess Holdings Inc.	28,215	5,582,620
Moody's Corp.	129,640	22,111,398
Morgan Stanley	977,730	46,344,402
Morningstar Inc.	14,209	1,822,304
MSCI Inc.	68,886	11,395,811
Nasdaq Inc.	91,771	8,375,939
Northern Trust Corp.	161,383	16,604,697
Raymond James Financial Inc.	103,087	9,210,823
Security	Shares	Value
Capital Markets (continued)
S&P Global Inc.	196,819	$ 40,129,426
SEI Investments Co.	106,706	6,671,259
State Street Corp.	283,744	26,413,729
T Rowe Price Group Inc.	185,922	21,583,685
TD Ameritrade Holding Corp.	220,555	12,079,797
Virtu Financial Inc., Class A	30,560	811,368
		593,970,357
Chemicals — 2.0%
Air Products & Chemicals Inc.	171,716	26,741,333
Albemarle Corp.(a)	84,368	7,958,433
Ashland Global Holdings Inc.	50,150	3,920,727
Axalta Coating Systems Ltd.(a)(b)	171,173	5,188,254
Cabot Corp.	49,737	3,072,254
Celanese Corp., Series A	105,397	11,705,391
CF Industries Holdings Inc.	179,702	7,978,769
Chemours Co. (The)	139,296	6,179,171
DowDuPont Inc.	1,819,413	119,935,705
Eastman Chemical Co.	110,016	10,997,199
Ecolab Inc.	199,584	28,007,623
FMC Corp.	104,754	9,345,104
Huntsman Corp.	170,676	4,983,739
International Flavors & Fragrances Inc.	60,754	7,531,066
LyondellBasell Industries NV, Class A	251,453	27,622,112
Mosaic Co. (The)	269,136	7,549,265
NewMarket Corp.	6,226	2,518,417
Olin Corp.	134,657	3,867,349
Platform Specialty Products Corp.(b)	188,490	2,186,484
PPG Industries Inc.	195,186	20,246,644
Praxair Inc.	226,036	35,747,593
RPM International Inc.	99,950	5,829,084
Scotts Miracle-Gro Co. (The)	29,472	2,450,892
Sherwin-Williams Co. (The)	65,233	26,587,014
Valvoline Inc.	147,285	3,176,937
Westlake Chemical Corp.	26,727	2,876,627
WR Grace & Co.	50,845	3,727,447
		397,930,633
Commercial Services & Supplies — 0.4%
ADT Inc.(a)	82,821	716,402
Cintas Corp.	67,570	12,505,180
Clean Harbors Inc.(b)	43,695	2,427,257
Copart Inc.(b)	158,604	8,970,642
KAR Auction Services Inc.	102,161	5,598,423
Republic Services Inc.	172,074	11,762,978
Rollins Inc.	77,391	4,069,219
Stericycle Inc.(b)	66,651	4,351,644
Waste Management Inc.	337,703	27,468,762
		77,870,507
Communications Equipment — 1.1%
Arista Networks Inc.(b)	44,509	11,460,622
ARRIS International PLC(b)	137,004	3,349,063
Cisco Systems Inc.	3,779,157	162,617,126
CommScope Holding Co. Inc.(a)(b)	154,655	4,516,699
EchoStar Corp., Class A(b)	37,768	1,676,899
F5 Networks Inc.(b)	47,178	8,135,846
Juniper Networks Inc.	270,412	7,414,697
Motorola Solutions Inc.	126,870	14,763,862
Palo Alto Networks Inc.(b)	69,082	14,194,279
Ubiquiti Networks Inc.(a)(b)	15,045	1,274,612
		229,403,705

iShares® Russell 1000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering — 0.1%
AECOM(a)(b)	128,698	$ 4,250,895
Fluor Corp.	113,391	5,531,213
Jacobs Engineering Group Inc.	100,650	6,390,268
Quanta Services Inc.(b)	122,077	4,077,372
Valmont Industries Inc.	18,263	2,753,147
		23,002,895
Construction Materials — 0.1%
Eagle Materials Inc.	35,524	3,728,955
Martin Marietta Materials Inc.	48,509	10,833,515
Vulcan Materials Co.	103,021	13,295,890
		27,858,360
Consumer Finance — 0.7%
Ally Financial Inc.	333,293	8,755,607
American Express Co.	555,358	54,425,084
Capital One Financial Corp.	380,668	34,983,389
Credit Acceptance Corp.(a)(b)	9,217	3,257,288
Discover Financial Services	272,701	19,200,877
Navient Corp.	190,671	2,484,443
OneMain Holdings Inc.(a)(b)	61,752	2,055,724
Santander Consumer USA Holdings Inc.	90,397	1,725,679
SLM Corp.(b)	328,657	3,763,123
Synchrony Financial	591,836	19,755,486
		150,406,700
Containers & Packaging — 0.4%
AptarGroup Inc.	49,266	4,600,459
Ardagh Group SA	14,336	238,264
Avery Dennison Corp.	68,201	6,963,322
Ball Corp.	266,741	9,482,643
Bemis Co. Inc.	66,850	2,821,739
Berry Global Group Inc.(b)	99,822	4,585,823
Crown Holdings Inc.(b)	104,766	4,689,326
Graphic Packaging Holding Co.	242,393	3,517,122
International Paper Co.	326,339	16,995,735
Owens-Illinois Inc.(b)	136,226	2,289,959
Packaging Corp. of America	71,752	8,021,156
Sealed Air Corp.	125,678	5,335,031
Silgan Holdings Inc.	62,987	1,689,941
Sonoco Products Co.	80,305	4,216,013
WestRock Co.	201,516	11,490,442
		86,936,975
Distributors — 0.1%
Genuine Parts Co.	110,816	10,171,801
LKQ Corp.(a)(b)	246,027	7,848,261
Pool Corp.	30,768	4,661,352
		22,681,414
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)(b)	44,854	4,598,432
Graham Holdings Co., Class B	3,298	1,932,958
Grand Canyon Education Inc.(b)	36,922	4,120,864
H&R Block Inc.	157,343	3,584,274
Service Corp. International/U.S.	134,518	4,814,399
ServiceMaster Global Holdings Inc.(b)	103,407	6,149,614
		25,200,541
Diversified Financial Services — 1.5%
AXA Equitable Holdings Inc.(b)	107,712	2,219,944
Berkshire Hathaway Inc., Class B(b)	1,518,100	283,353,365
Jefferies Financial Group Inc.	240,618	5,471,654
Security	Shares	Value
Diversified Financial Services (continued)
Voya Financial Inc.	132,007	$ 6,204,329
		297,249,292
Diversified Telecommunication Services — 1.8%
AT&T Inc.	5,696,333	182,909,253
CenturyLink Inc.	744,874	13,884,452
Verizon Communications Inc.	3,243,978	163,204,533
Zayo Group Holdings Inc.(b)	155,557	5,674,719
		365,672,957
Electric Utilities — 1.7%
Alliant Energy Corp.	179,037	7,576,846
American Electric Power Co. Inc.	384,580	26,632,165
Avangrid Inc.	42,233	2,235,393
Duke Energy Corp.	548,573	43,381,153
Edison International	248,745	15,738,096
Entergy Corp.	139,576	11,276,345
Evergy Inc.	208,759	11,721,818
Eversource Energy	251,012	14,711,813
Exelon Corp.	756,760	32,237,976
FirstEnergy Corp.	373,425	13,409,692
Hawaiian Electric Industries Inc.	88,437	3,033,389
NextEra Energy Inc.	369,379	61,697,374
OGE Energy Corp.	151,598	5,337,766
PG&E Corp.	405,190	17,244,886
Pinnacle West Capital Corp.	87,214	7,025,960
PPL Corp.	548,427	15,657,591
Southern Co. (The)	793,229	36,734,435
Xcel Energy Inc.	395,452	18,064,247
		343,716,945
Electrical Equipment — 0.6%
Acuity Brands Inc.(a)	30,660	3,552,574
AMETEK Inc.	180,708	13,039,889
Eaton Corp. PLC	342,268	25,581,110
Emerson Electric Co.	491,568	33,987,012
GrafTech International Ltd.	29,900	537,901
Hubbell Inc.	44,065	4,659,433
nVent Electric PLC(b)	122,792	3,082,079
Regal Beloit Corp.	34,268	2,803,123
Rockwell Automation Inc.	97,969	16,285,387
Sensata Technologies Holding PLC(b)	134,812	6,414,355
		109,942,863
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	231,017	20,133,131
Arrow Electronics Inc.(b)	69,945	5,265,460
Avnet Inc.	87,932	3,771,403
CDW Corp./DE	115,902	9,363,723
Cognex Corp.	132,915	5,929,338
Coherent Inc.(b)	20,216	3,162,187
Corning Inc.	640,126	17,609,866
Dolby Laboratories Inc., Class A	48,580	2,996,900
FLIR Systems Inc.	105,196	5,467,036
IPG Photonics Corp.(b)	28,984	6,394,740
Jabil Inc.	129,677	3,586,866
Keysight Technologies Inc.(b)	146,630	8,655,569
Littelfuse Inc.	18,848	4,300,737
National Instruments Corp.	87,885	3,689,412
Trimble Inc.(b)	199,487	6,551,153
Zebra Technologies Corp., Class A(b)	41,228	5,905,911
		112,783,432

iShares® Russell 1000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services — 0.7%
Apergy Corp.(b)	65,217	$ 2,722,810
Baker Hughes a GE Co.	325,987	10,767,351
Halliburton Co.	685,834	30,903,680
Helmerich & Payne Inc.	85,226	5,434,010
Nabors Industries Ltd.	239,290	1,533,849
National Oilwell Varco Inc.	295,898	12,841,973
Patterson-UTI Energy Inc.	172,467	3,104,406
RPC Inc.(a)	45,527	663,328
Schlumberger Ltd.	1,086,117	72,802,422
Transocean Ltd.(b)	335,943	4,515,074
Weatherford International PLC(b)	779,044	2,563,055
		147,851,958
Equity Real Estate Investment Trusts (REITs) — 3.4%
Alexandria Real Estate Equities Inc.	80,010	10,094,862
American Campus Communities Inc.	104,275	4,471,312
American Homes 4 Rent, Class A(a)	202,261	4,486,149
American Tower Corp.(a)	343,594	49,535,947
Apartment Investment & Management Co., Class A	119,673	5,062,168
Apple Hospitality REIT Inc.	173,664	3,105,112
AvalonBay Communities Inc.	108,790	18,699,913
Boston Properties Inc.	122,071	15,310,145
Brandywine Realty Trust	143,469	2,421,757
Brixmor Property Group Inc.	226,811	3,953,316
Camden Property Trust	68,362	6,229,829
Colony Capital Inc.(a)	380,530	2,374,507
Columbia Property Trust Inc.	86,518	1,964,824
CoreSite Realty Corp.	28,094	3,113,377
Corporate Office Properties Trust(a)	78,533	2,276,672
Crown Castle International Corp.	324,348	34,971,201
CubeSmart	142,610	4,594,894
CyrusOne Inc.(a)	76,675	4,474,753
DCT Industrial Trust Inc.	75,118	5,012,624
DDR Corp.(a)	128,922	2,307,704
Digital Realty Trust Inc.	162,603	18,143,243
Douglas Emmett Inc.	124,051	4,984,369
Duke Realty Corp.	285,184	8,278,891
Empire State Realty Trust Inc., Class A	113,521	1,941,209
EPR Properties	57,674	3,736,698
Equinix Inc.(a)	62,052	26,675,534
Equity Commonwealth(a)(b)	86,416	2,722,104
Equity LifeStyle Properties Inc.	67,517	6,204,812
Equity Residential	281,096	17,903,004
Essex Property Trust Inc.	50,796	12,143,800
Extra Space Storage Inc.	96,986	9,680,173
Federal Realty Investment Trust	55,563	7,031,498
Forest City Realty Trust Inc., Class A(a)	166,569	3,799,439
Gaming and Leisure Properties Inc.	162,974	5,834,469
GGP Inc.	486,928	9,947,939
HCP Inc.	373,988	9,656,370
Healthcare Trust of America Inc., Class A(a)	166,076	4,477,409
Highwoods Properties Inc.	77,760	3,944,765
Hospitality Properties Trust	126,847	3,629,093
Host Hotels & Resorts Inc.(a)	573,282	12,079,052
Hudson Pacific Properties Inc.	120,820	4,280,653
Invitation Homes Inc.(a)	236,327	5,449,701
Iron Mountain Inc.	222,264	7,781,463
JBG SMITH Properties	80,217	2,925,514
Kilroy Realty Corp.	73,548	5,563,171
Kimco Realty Corp.	307,359	5,222,029
Lamar Advertising Co., Class A(a)	62,624	4,277,845
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Liberty Property Trust	112,166	$ 4,972,319
Life Storage Inc.	37,358	3,635,307
Macerich Co. (The)	105,472	5,993,974
Medical Properties Trust Inc.	294,670	4,137,167
Mid-America Apartment Communities Inc.	87,777	8,836,511
National Retail Properties Inc.	119,503	5,253,352
Omega Healthcare Investors Inc.(a)	157,089	4,869,759
Outfront Media Inc.	116,101	2,258,164
Paramount Group Inc.(a)	153,972	2,371,169
Park Hotels & Resorts Inc.(a)	157,231	4,815,985
Prologis Inc.	417,581	27,430,896
Public Storage	116,778	26,492,257
Rayonier Inc.	105,170	4,069,027
Realty Income Corp.(a)	224,081	12,053,317
Regency Centers Corp.	119,619	7,425,947
Retail Properties of America Inc., Class A	164,145	2,097,773
SBA Communications Corp.(b)	89,161	14,722,264
Senior Housing Properties Trust	176,435	3,191,709
Simon Property Group Inc.	241,358	41,076,718
SL Green Realty Corp.(a)	66,856	6,721,034
Spirit Realty Capital Inc.(a)	334,701	2,687,649
STORE Capital Corp.	139,481	3,821,779
Sun Communities Inc.	61,794	6,048,397
Taubman Centers Inc.	49,499	2,908,561
UDR Inc.	208,067	7,810,835
Uniti Group Inc.(a)(b)	137,040	2,744,911
Ventas Inc.	281,435	16,027,723
VEREIT Inc.	760,245	5,656,223
VICI Properties Inc.	214,422	4,425,670
Vornado Realty Trust	136,892	10,119,057
Weingarten Realty Investors	87,844	2,706,474
Welltower Inc.(a)	294,282	18,448,539
Weyerhaeuser Co.	592,899	21,617,097
WP Carey Inc.	85,074	5,644,660
		695,867,537
Food & Staples Retailing — 1.3%
Casey's General Stores Inc.	27,634	2,903,781
Costco Wholesale Corp.	342,198	71,512,538
Kroger Co. (The)	665,931	18,945,737
Sprouts Farmers Market Inc.(a)(b)	107,715	2,377,270
Sysco Corp.	373,041	25,474,970
U.S. Foods Holding Corp.(b)	169,437	6,408,107
Walgreens Boots Alliance Inc.	662,894	39,783,584
Walmart Inc.	1,118,008	95,757,385
		263,163,372
Food Products — 1.2%
Archer-Daniels-Midland Co.	437,246	20,038,984
Bunge Ltd.	111,949	7,803,965
Campbell Soup Co.	138,425	5,611,750
Conagra Brands Inc.	295,133	10,545,102
Flowers Foods Inc.	133,084	2,772,140
General Mills Inc.	464,258	20,548,059
Hain Celestial Group Inc. (The)(a)(b)	70,301	2,094,970
Hershey Co. (The)	109,961	10,232,971
Hormel Foods Corp.	212,286	7,899,162
Ingredion Inc.	56,977	6,307,354
JM Smucker Co. (The)	84,774	9,111,510
Kellogg Co.	195,661	13,670,834
Kraft Heinz Co. (The)	474,453	29,805,137

iShares® Russell 1000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Lamb Weston Holdings Inc.	112,520	$ 7,708,745
McCormick & Co. Inc./MD, NVS	95,233	11,055,599
Mondelez International Inc., Class A	1,134,750	46,524,750
Pilgrim's Pride Corp.(b)	48,934	985,041
Pinnacle Foods Inc.	94,974	6,179,008
Post Holdings Inc.(a)(b)	53,389	4,592,522
Seaboard Corp.	206	816,324
TreeHouse Foods Inc.(b)	45,597	2,394,298
Tyson Foods Inc., Class A	227,674	15,675,355
		242,373,580
Gas Utilities — 0.1%
Atmos Energy Corp.	85,087	7,669,742
National Fuel Gas Co.	66,075	3,499,332
UGI Corp.	131,990	6,872,719
		18,041,793
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	1,340,705	81,769,598
ABIOMED Inc.(b)	33,032	13,511,740
Align Technology Inc.(b)	61,736	21,122,355
Baxter International Inc.	389,824	28,784,604
Becton Dickinson and Co.	207,696	49,755,654
Boston Scientific Corp.(b)	1,081,165	35,354,095
Cantel Medical Corp.	28,791	2,831,883
Cooper Companies Inc. (The)	37,205	8,759,917
Danaher Corp.	484,265	47,787,270
DENTSPLY SIRONA Inc.	172,414	7,546,561
DexCom Inc.(a)(b)	68,319	6,488,939
Edwards Lifesciences Corp.(b)	163,296	23,770,999
Hill-Rom Holdings Inc.	49,974	4,364,729
Hologic Inc.(b)	212,353	8,441,032
ICU Medical Inc.(b)	12,191	3,579,887
IDEXX Laboratories Inc.(b)	66,450	14,482,113
Insulet Corp.(b)	45,684	3,915,119
Integra LifeSciences Holdings Corp.(b)	56,668	3,649,986
Intuitive Surgical Inc.(b)	88,016	42,113,896
Masimo Corp.(b)	35,269	3,444,018
Medtronic PLC	1,060,319	90,773,909
Penumbra Inc.(b)	23,958	3,309,798
ResMed Inc.	111,245	11,522,757
STERIS PLC	66,688	7,002,907
Stryker Corp.	268,360	45,315,269
Teleflex Inc.	35,599	9,548,008
Varian Medical Systems Inc.(b)	70,777	8,048,760
West Pharmaceutical Services Inc.	58,655	5,823,855
Zimmer Biomet Holdings Inc.	159,910	17,820,370
		610,640,028
Health Care Providers & Services — 2.9%
Acadia Healthcare Co. Inc.(a)(b)	67,689	2,769,157
Aetna Inc.	250,532	45,972,622
AmerisourceBergen Corp.	125,162	10,672,564
Anthem Inc.	200,125	47,635,754
Cardinal Health Inc.	243,281	11,879,411
Centene Corp.(b)	158,837	19,570,307
Chemed Corp.	12,124	3,901,624
Cigna Corp.	184,590	31,371,070
CVS Health Corp.	796,228	51,237,272
DaVita Inc.(b)	106,049	7,364,043
Encompass Health Corp.	76,594	5,186,946
Envision Healthcare Corp.(a)(b)	91,272	4,016,881
Security	Shares	Value
Health Care Providers & Services (continued)
Express Scripts Holding Co.(b)	439,832	$ 33,959,429
HCA Healthcare Inc.	216,969	22,261,019
Henry Schein Inc.(a)(b)	119,530	8,682,659
Humana Inc.	108,342	32,245,829
Laboratory Corp. of America Holdings(b)	78,901	14,165,096
McKesson Corp.	160,350	21,390,690
MEDNAX Inc.(b)	74,895	3,241,456
Molina Healthcare Inc.(b)	48,091	4,710,032
Premier Inc., Class A(a)(b)	45,633	1,660,129
Quest Diagnostics Inc.	105,972	11,650,562
UnitedHealth Group Inc.	749,050	183,771,927
Universal Health Services Inc., Class B	65,500	7,299,320
WellCare Health Plans Inc.(b)	34,571	8,512,763
		595,128,562
Health Care Technology — 0.1%
athenahealth Inc.(b)	32,207	5,125,422
Cerner Corp.(b)	248,120	14,835,095
Veeva Systems Inc., Class A(b)	93,928	7,219,306
		27,179,823
Hotels, Restaurants & Leisure — 1.9%
Aramark	195,884	7,267,296
Caesars Entertainment Corp.(b)	464,705	4,972,344
Carnival Corp.	317,241	18,181,082
Chipotle Mexican Grill Inc.(a)(b)	18,995	8,193,873
Choice Hotels International Inc.	27,740	2,097,144
Darden Restaurants Inc.	96,508	10,332,147
Domino's Pizza Inc.	32,981	9,306,249
Dunkin' Brands Group Inc.	64,786	4,474,769
Extended Stay America Inc.	148,699	3,213,385
Hilton Grand Vacations Inc.(b)	76,914	2,668,916
Hilton Worldwide Holdings Inc.	219,205	17,352,268
Hyatt Hotels Corp., Class A	33,529	2,586,762
International Game Technology PLC	75,232	1,748,392
Las Vegas Sands Corp.	279,706	21,358,350
Marriott International Inc./MD, Class A	229,390	29,040,774
McDonald's Corp.	615,922	96,508,818
MGM Resorts International	406,544	11,801,972
Norwegian Cruise Line Holdings Ltd.(b)	160,553	7,586,129
Royal Caribbean Cruises Ltd.	132,072	13,682,659
Six Flags Entertainment Corp.	55,854	3,912,573
Starbucks Corp.	1,052,704	51,424,590
Vail Resorts Inc.	31,399	8,609,292
Wendy's Co. (The)	153,760	2,641,597
Wyndham Destinations Inc.	76,891	3,403,965
Wyndham Hotels & Resorts Inc.	73,845	4,344,301
Wynn Resorts Ltd.	80,487	13,468,695
Yum China Holdings Inc.	285,342	10,974,253
Yum! Brands Inc.	253,341	19,816,333
		390,968,928
Household Durables — 0.4%
DR Horton Inc.	273,818	11,226,538
Garmin Ltd.	89,108	5,435,588
Leggett & Platt Inc.	106,490	4,753,714
Lennar Corp., Class A	221,594	11,633,685
Lennar Corp., Class B	16,589	708,184
Mohawk Industries Inc.(b)	48,055	10,296,745
Newell Brands Inc.	353,105	9,106,578
NVR Inc.(b)	2,474	7,348,646
PulteGroup Inc.	202,633	5,825,699

iShares® Russell 1000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Tempur Sealy International Inc.(a)(b)	39,705	$ 1,907,825
Toll Brothers Inc.	106,301	3,932,074
Whirlpool Corp.	53,350	7,801,370
		79,976,646
Household Products — 1.3%
Church & Dwight Co. Inc.	191,300	10,169,508
Clorox Co. (The)	102,551	13,870,023
Colgate-Palmolive Co.	667,702	43,273,767
Energizer Holdings Inc.	43,761	2,755,192
Kimberly-Clark Corp.	272,855	28,742,546
Procter & Gamble Co. (The)	1,972,818	153,998,173
Spectrum Brands Holdings Inc.(a)	16,170	1,319,795
		254,129,004
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	517,324	6,937,315
NRG Energy Inc.	246,174	7,557,542
Vistra Energy Corp.(b)	320,714	7,588,093
		22,082,950
Industrial Conglomerates — 1.4%
3M Co.	451,988	88,915,079
Carlisle Companies Inc.	46,040	4,986,592
General Electric Co.	6,754,826	91,933,182
Honeywell International Inc.	584,028	84,129,234
Roper Technologies Inc.	79,863	22,035,000
		291,999,087
Insurance — 2.6%
Aflac Inc.	595,410	25,614,538
Alleghany Corp.	11,359	6,531,084
Allstate Corp. (The)	274,932	25,093,044
American Financial Group Inc./OH	56,309	6,043,645
American International Group Inc.	704,085	37,330,587
American National Insurance Co.	5,712	683,098
Aon PLC	191,075	26,209,758
Arch Capital Group Ltd.(b)	303,028	8,018,121
Arthur J Gallagher & Co.	144,060	9,404,237
Aspen Insurance Holdings Ltd.	43,755	1,780,828
Assurant Inc.	39,412	4,078,748
Assured Guaranty Ltd.	86,389	3,086,679
Athene Holding Ltd., Class A, NVS(b)	124,261	5,447,602
Axis Capital Holdings Ltd.	62,119	3,455,059
Brighthouse Financial Inc.(b)	93,972	3,765,458
Brown & Brown Inc.	185,079	5,132,241
Chubb Ltd.	363,086	46,119,184
Cincinnati Financial Corp.	119,998	8,023,066
CNA Financial Corp.	25,514	1,165,480
Erie Indemnity Co., Class A, NVS	20,414	2,393,746
Everest Re Group Ltd.	32,372	7,461,099
First American Financial Corp.	85,268	4,410,061
FNF Group	202,243	7,608,382
Hanover Insurance Group Inc. (The)	32,324	3,864,657
Hartford Financial Services Group Inc. (The)	280,002	14,316,502
Lincoln National Corp.	170,089	10,588,040
Loews Corp.	220,096	10,626,235
Markel Corp.(b)	10,651	11,549,412
Marsh & McLennan Companies Inc.	397,330	32,569,140
Mercury General Corp.	25,258	1,150,754
MetLife Inc.	676,283	29,485,939
Old Republic International Corp.	221,228	4,404,649
Principal Financial Group Inc.	221,378	11,721,965
Security	Shares	Value
Insurance (continued)
Progressive Corp. (The)	453,839	$ 26,844,577
Prudential Financial Inc.	328,889	30,754,410
Reinsurance Group of America Inc.	49,116	6,556,004
RenaissanceRe Holdings Ltd.	32,322	3,888,983
Torchmark Corp.	82,481	6,714,778
Travelers Companies Inc. (The)	211,440	25,867,570
Unum Group	163,980	6,065,620
Validus Holdings Ltd.	60,671	4,101,360
White Mountains Insurance Group Ltd.	2,399	2,174,957
Willis Towers Watson PLC	103,042	15,621,167
WR Berkley Corp.	76,328	5,526,910
XL Group Ltd.	194,734	10,895,367
		524,144,741
Internet & Direct Marketing Retail — 3.8%
Amazon.com Inc.(b)	318,596	541,549,481
Booking Holdings Inc.(b)	37,695	76,411,157
Expedia Group Inc.	94,222	11,324,542
Netflix Inc.(b)	326,512	127,806,592
Qurate Retail Inc.(a)(b)	336,990	7,150,928
TripAdvisor Inc.(a)(b)	81,458	4,538,025
Wayfair Inc., Class A(a)(b)	43,847	5,207,270
		773,987,995
Internet Software & Services — 5.0%
2U Inc.(a)(b)	42,208	3,526,900
Akamai Technologies Inc.(b)	130,888	9,584,928
Alphabet Inc., Class A(b)	234,163	264,414,518
Alphabet Inc., Class C, NVS(b)	238,618	266,214,172
DocuSign Inc.(b)	19,588	1,037,185
eBay Inc.(b)	732,512	26,560,885
Facebook Inc., Class A(b)	1,863,506	362,116,486
GoDaddy Inc., Class A(b)	117,142	8,270,225
GrubHub Inc.(b)	70,619	7,408,639
IAC/InterActiveCorp.(b)	58,292	8,888,947
LogMeIn Inc.	40,106	4,140,945
Match Group Inc.(a)(b)	40,405	1,565,290
Nutanix Inc., Class A(b)	83,267	4,294,079
Okta Inc.(a)(b)	67,049	3,377,258
Twilio Inc., Class A(b)	56,005	3,137,400
Twitter Inc.(a)(b)	553,999	24,193,136
VeriSign Inc.(b)	82,391	11,322,171
Zillow Group Inc., Class A(b)	43,721	2,612,330
Zillow Group Inc., Class C, NVS(a)(b)	89,277	5,272,700
		1,017,938,194
IT Services — 4.6%
Accenture PLC, Class A	503,828	82,421,222
Alliance Data Systems Corp.	37,664	8,783,245
Amdocs Ltd.	113,515	7,513,558
Automatic Data Processing Inc.	345,112	46,293,324
Black Knight Inc.(b)	113,205	6,062,128
Booz Allen Hamilton Holding Corp.	108,665	4,751,920
Broadridge Financial Solutions Inc.	90,629	10,431,398
Cognizant Technology Solutions Corp., Class A	456,085	36,026,154
Conduent Inc.(a)(b)	143,783	2,612,537
CoreLogic Inc./U.S.(b)	63,405	3,290,719
DXC Technology Co.	225,611	18,186,503
EPAM Systems Inc.(b)	39,681	4,933,539
Euronet Worldwide Inc.(b)	37,517	3,142,799
Fidelity National Information Services Inc.	256,738	27,221,930
First Data Corp., Class A(b)	380,021	7,953,840

iShares® Russell 1000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Fiserv Inc.(b)	320,654	$ 23,757,255
FleetCor Technologies Inc.(b)	69,428	14,625,008
Gartner Inc.(a)(b)	70,309	9,344,066
Genpact Ltd.	111,266	3,218,925
Global Payments Inc.(a)	124,338	13,862,444
International Business Machines Corp.	719,914	100,571,986
Jack Henry & Associates Inc.	59,811	7,796,962
Leidos Holdings Inc.	113,488	6,695,792
Mastercard Inc., Class A	719,920	141,478,678
Paychex Inc.	253,973	17,359,055
PayPal Holdings Inc.(b)	930,875	77,513,961
Sabre Corp.	192,952	4,754,337
Square Inc., Class A(b)	223,906	13,801,566
Switch Inc., Class A(a)	27,637	336,342
Teradata Corp.(b)	98,193	3,942,449
Total System Services Inc.	140,285	11,856,888
Visa Inc., Class A	1,400,977	185,559,404
Western Union Co. (The)	354,105	7,198,955
WEX Inc.(b)	32,317	6,155,742
Worldpay Inc., Class A(b)	228,605	18,695,317
		938,149,948
Leisure Products — 0.1%
Brunswick Corp./DE	66,577	4,292,885
Hasbro Inc.	87,964	8,119,957
Mattel Inc.(a)	261,080	4,286,933
Polaris Industries Inc.	47,516	5,805,505
		22,505,280
Life Sciences Tools & Services — 0.9%
Agilent Technologies Inc.	255,160	15,779,094
Bio-Rad Laboratories Inc., Class A(b)	16,576	4,782,839
Bio-Techne Corp.	28,321	4,190,092
Bruker Corp.(a)	72,874	2,116,261
Charles River Laboratories International Inc.(b)	36,063	4,048,432
Illumina Inc.(b)	115,045	32,130,918
IQVIA Holdings Inc.(b)	127,514	12,728,448
Mettler-Toledo International Inc.(a)(b)	19,493	11,279,235
PerkinElmer Inc.	86,165	6,309,863
PRA Health Sciences Inc.(b)	39,498	3,687,533
QIAGEN NV(b)	171,709	6,208,997
Thermo Fisher Scientific Inc.	314,554	65,156,716
Waters Corp.(b)	60,936	11,796,600
		180,215,028
Machinery — 1.7%
AGCO Corp.	54,317	3,298,128
Allison Transmission Holdings Inc.	91,923	3,721,962
Caterpillar Inc.	454,858	61,710,585
Colfax Corp.(a)(b)	74,951	2,297,248
Crane Co.	36,892	2,956,156
Cummins Inc.	119,549	15,900,017
Deere & Co.	253,643	35,459,291
Donaldson Co. Inc.	104,828	4,729,839
Dover Corp.	118,696	8,688,547
Flowserve Corp.	99,046	4,001,458
Fortive Corp.	238,959	18,426,129
Gardner Denver Holdings Inc.(b)	85,622	2,516,431
Gates Industrial Corp. PLC(a)(b)	34,921	568,165
Graco Inc.	127,007	5,743,257
IDEX Corp.	60,003	8,189,210
Illinois Tool Works Inc.	264,421	36,632,885
Security	Shares	Value
Machinery (continued)
Ingersoll-Rand PLC	193,835	$ 17,392,815
ITT Inc.	68,541	3,582,638
Lincoln Electric Holdings Inc.	49,250	4,322,180
Middleby Corp. (The)(a)(b)	41,541	4,337,711
Nordson Corp.	46,674	5,993,408
Oshkosh Corp.	55,326	3,890,524
PACCAR Inc.	269,070	16,671,577
Parker-Hannifin Corp.	103,185	16,081,382
Pentair PLC	125,709	5,289,835
Snap-on Inc.	43,183	6,940,372
Stanley Black & Decker Inc.	121,201	16,096,705
Terex Corp.	53,190	2,244,086
Timken Co. (The)	53,272	2,319,996
Toro Co. (The)	82,121	4,947,790
Trinity Industries Inc.	113,613	3,892,381
WABCO Holdings Inc.(b)	41,870	4,899,627
Wabtec Corp./DE	66,226	6,528,559
Welbilt Inc.(b)	105,893	2,362,473
Xylem Inc./NY	140,391	9,459,546
		352,092,913
Marine — 0.0%
Kirby Corp.(b)	46,134	3,856,802
Media — 2.3%
AMC Networks Inc., Class A(b)	34,652	2,155,354
Cable One Inc.	3,280	2,405,191
CBS Corp., Class B, NVS	257,963	14,502,680
Charter Communications Inc., Class A(b)	139,998	41,048,814
Cinemark Holdings Inc.	80,287	2,816,468
Comcast Corp., Class A	3,580,197	117,466,264
Discovery Inc., Class A(a)(b)	115,243	3,169,183
Discovery Inc., Class C, NVS(b)	270,066	6,886,683
DISH Network Corp., Class A(b)	177,390	5,962,078
GCI Liberty Inc., Class A(b)	79,644	3,590,352
Interpublic Group of Companies Inc. (The)	295,036	6,915,644
John Wiley & Sons Inc., Class A	36,919	2,303,746
Liberty Broadband Corp., Class A(b)	19,822	1,499,336
Liberty Broadband Corp., Class C, NVS(a)(b)	83,621	6,331,782
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	19,141	675,869
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	154,395	5,732,686
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	64,911	2,924,241
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	133,085	6,036,736
Lions Gate Entertainment Corp., Class A	34,516	856,687
Lions Gate Entertainment Corp., Class B, NVS	71,214	1,670,680
Live Nation Entertainment Inc.(b)	109,311	5,309,235
Madison Square Garden Co. (The), Class A(b)	14,052	4,358,790
News Corp., Class A, NVS	289,334	4,484,677
News Corp., Class B	105,245	1,668,133
Omnicom Group Inc.	176,443	13,457,308
Sirius XM Holdings Inc.(a)	1,006,643	6,814,973
Tribune Media Co., Class A	68,501	2,621,533
Twenty-First Century Fox Inc., Class A, NVS	814,768	40,485,822
Twenty-First Century Fox Inc., Class B	382,661	18,853,707
Viacom Inc., Class A(a)	7,702	273,036
Viacom Inc., Class B, NVS	276,978	8,353,656
Walt Disney Co. (The)	1,168,308	122,450,361
		464,081,705

iShares® Russell 1000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining — 0.4%
Alcoa Corp.(b)	147,574	$ 6,918,269
Freeport-McMoRan Inc.	1,132,941	19,554,562
Newmont Mining Corp.	416,407	15,702,708
Nucor Corp.	246,294	15,393,375
Reliance Steel & Aluminum Co.	53,666	4,697,921
Royal Gold Inc.	49,652	4,609,692
Southern Copper Corp.	68,195	3,196,300
Steel Dynamics Inc.	175,608	8,069,187
U.S. Steel Corp.	140,593	4,885,607
		83,027,621
Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.(a)	330,209	6,138,585
Annaly Capital Management Inc.	907,652	9,339,739
Chimera Investment Corp.(a)	154,203	2,818,831
MFA Financial Inc.	334,114	2,532,584
New Residential Investment Corp.	269,814	4,719,047
Starwood Property Trust Inc.	191,639	4,160,483
Two Harbors Investment Corp.	146,012	2,306,990
		32,016,259
Multi-Utilities — 0.9%
Ameren Corp.	193,045	11,746,788
CenterPoint Energy Inc.	338,036	9,366,978
CMS Energy Corp.	222,182	10,504,765
Consolidated Edison Inc.	245,785	19,166,314
Dominion Energy Inc.	510,363	34,796,549
DTE Energy Co.	141,648	14,678,982
MDU Resources Group Inc.	148,215	4,250,806
NiSource Inc.	283,695	7,455,505
Public Service Enterprise Group Inc.	393,721	21,316,055
SCANA Corp.	111,505	4,295,173
Sempra Energy	207,004	24,035,235
Vectren Corp.	63,293	4,522,285
WEC Energy Group Inc.	246,245	15,919,739
		182,055,174
Multiline Retail — 0.5%
Dollar General Corp.	210,546	20,759,836
Dollar Tree Inc.(b)	184,150	15,652,750
Kohl's Corp.	129,762	9,459,650
Macy's Inc.	236,881	8,866,456
Nordstrom Inc.	94,102	4,872,601
Target Corp.	420,174	31,983,645
		91,594,938
Oil, Gas & Consumable Fuels — 5.4%
Anadarko Petroleum Corp.	403,299	29,541,652
Andeavor	110,282	14,466,793
Antero Resources Corp.(a)(b)	188,811	4,031,115
Apache Corp.	295,774	13,827,434
Cabot Oil & Gas Corp.	348,831	8,302,178
Centennial Resource Development Inc./DE, Class A(b)	143,167	2,585,596
Cheniere Energy Inc.(b)	163,612	10,665,866
Chesapeake Energy Corp.(a)(b)	699,913	3,667,544
Chevron Corp.	1,492,711	188,723,452
Cimarex Energy Co.	75,262	7,657,156
CNX Resources Corp.(b)	162,053	2,881,302
Concho Resources Inc.(b)	115,546	15,985,789
ConocoPhillips	917,462	63,873,704
Continental Resources Inc./OK(a)(b)	66,632	4,315,088
Devon Energy Corp.	407,095	17,895,896
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy Inc.	75,910	$ 9,987,479
Energen Corp.(b)	68,369	4,978,631
EOG Resources Inc.	451,438	56,172,430
EQT Corp.	207,313	11,439,531
Extraction Oil & Gas Inc.(a)(b)	78,833	1,158,057
Exxon Mobil Corp.	3,320,030	274,666,082
Hess Corp.	207,439	13,875,595
HollyFrontier Corp.	126,727	8,671,929
Kinder Morgan Inc./DE	1,485,991	26,257,461
Kosmos Energy Ltd.(a)(b)	204,612	1,692,141
Marathon Oil Corp.	674,103	14,061,789
Marathon Petroleum Corp.	358,485	25,151,308
Murphy Oil Corp.	124,949	4,219,528
Newfield Exploration Co.(b)	153,000	4,628,250
Noble Energy Inc.	373,721	13,184,877
Occidental Petroleum Corp.	598,380	50,072,438
ONEOK Inc.	320,878	22,406,911
Parsley Energy Inc., Class A(a)(b)	202,584	6,134,243
PBF Energy Inc., Class A	83,265	3,491,301
Phillips 66	329,318	36,985,705
Pioneer Natural Resources Co.	132,171	25,012,040
QEP Resources Inc.(b)	199,285	2,443,234
Range Resources Corp.(a)	164,572	2,753,290
RSP Permian Inc.(b)	114,548	5,042,403
SM Energy Co.	93,856	2,411,161
Targa Resources Corp.	169,216	8,374,500
Valero Energy Corp.	337,200	37,371,876
Whiting Petroleum Corp.(a)(b)	73,413	3,870,333
Williams Companies Inc. (The)	655,093	17,759,571
WPX Energy Inc.(b)	302,076	5,446,430
		1,088,141,089
Paper & Forest Products — 0.0%
Domtar Corp.	46,164	2,203,869
Personal Products — 0.2%
Coty Inc., Class A	354,462	4,997,914
Estee Lauder Companies Inc. (The), Class A	169,736	24,219,630
Herbalife Nutrition Ltd.(b)	89,817	4,824,969
Nu Skin Enterprises Inc., Class A	44,189	3,455,138
		37,497,651
Pharmaceuticals — 4.0%
Allergan PLC	265,474	44,259,825
Bristol-Myers Squibb Co.	1,281,548	70,920,866
Catalent Inc.(b)	103,948	4,354,382
Eli Lilly & Co.	754,940	64,419,030
Jazz Pharmaceuticals PLC(a)(b)	45,991	7,924,249
Johnson & Johnson	2,103,938	255,291,837
Merck & Co. Inc.	2,110,108	128,083,556
Mylan NV(a)(b)	401,852	14,522,931
Nektar Therapeutics(b)	122,201	5,967,075
Perrigo Co. PLC	101,123	7,372,878
Pfizer Inc.	4,546,714	164,954,784
Zoetis Inc.	379,429	32,323,557
		800,394,970
Professional Services — 0.4%
CoStar Group Inc.(a)(b)	28,238	11,651,846
Dun & Bradstreet Corp. (The)	27,680	3,394,952
Equifax Inc.	92,567	11,581,057
IHS Markit Ltd.(a)(b)	305,968	15,784,889

iShares® Russell 1000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
ManpowerGroup Inc.	53,371	$ 4,593,108
Nielsen Holdings PLC	274,291	8,483,821
Robert Half International Inc.	91,476	5,955,088
TransUnion	144,522	10,353,556
Verisk Analytics Inc.(b)	125,557	13,514,955
		85,313,272
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	248,687	11,872,317
Howard Hughes Corp. (The)(a)(b)	30,363	4,023,097
Jones Lang LaSalle Inc.	34,632	5,748,566
Realogy Holdings Corp.	95,106	2,168,417
		23,812,397
Road & Rail — 1.0%
AMERCO	5,470	1,948,141
CSX Corp.	652,426	41,611,730
Genesee & Wyoming Inc., Class A(b)	46,647	3,793,334
JB Hunt Transport Services Inc.	66,861	8,126,955
Kansas City Southern	79,715	8,446,602
Knight-Swift Transportation Holdings Inc.	100,814	3,852,103
Landstar System Inc.	33,937	3,705,920
Norfolk Southern Corp.	220,986	33,340,158
Old Dominion Freight Line Inc.(a)	51,542	7,677,696
Ryder System Inc.	40,933	2,941,445
Schneider National Inc., Class B	37,128	1,021,391
Union Pacific Corp.	603,816	85,548,651
		202,014,126
Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices Inc.(a)(b)	711,059	10,658,774
Analog Devices Inc.	289,170	27,737,186
Applied Materials Inc.	822,566	37,994,324
Broadcom Inc.	337,829	81,970,829
Cavium Inc.(b)	53,258	4,606,817
Cypress Semiconductor Corp.	280,305	4,367,152
First Solar Inc.(a)(b)	67,024	3,529,484
Intel Corp.	3,655,896	181,734,590
KLA-Tencor Corp.	121,460	12,453,294
Lam Research Corp.	128,997	22,297,131
Marvell Technology Group Ltd.	318,905	6,837,323
Maxim Integrated Products Inc.	217,418	12,753,740
Microchip Technology Inc.(a)	181,236	16,483,414
Micron Technology Inc.(b)	906,690	47,546,824
MKS Instruments Inc.	42,312	4,049,258
Monolithic Power Systems Inc.	31,820	4,253,379
NVIDIA Corp.	456,211	108,076,386
NXP Semiconductors NV(b)	269,413	29,438,759
ON Semiconductor Corp.(b)	335,895	7,468,625
Qorvo Inc.(b)	100,748	8,076,967
QUALCOMM Inc.	1,158,632	65,022,428
Skyworks Solutions Inc.	142,321	13,755,325
Teradyne Inc.	147,527	5,616,353
Texas Instruments Inc.	767,603	84,628,231
Universal Display Corp.(a)	34,518	2,968,548
Versum Materials Inc.	89,415	3,321,767
Xilinx Inc.	199,664	13,030,073
		820,676,981
Software — 6.2%
Activision Blizzard Inc.	589,910	45,021,931
Adobe Systems Inc.(b)	385,216	93,919,513
ANSYS Inc.(b)	65,206	11,357,581
Security	Shares	Value
Software (continued)
Aspen Technology Inc.(b)	55,896	$ 5,183,795
Atlassian Corp. PLC, Class A(a)(b)	74,329	4,647,049
Autodesk Inc.(b)	171,715	22,510,119
CA Inc.	243,883	8,694,429
Cadence Design Systems Inc.(a)(b)	218,771	9,474,972
CDK Global Inc.	103,018	6,701,321
Ceridian HCM Holding Inc.(b)	18,468	612,953
Citrix Systems Inc.(b)	105,881	11,100,564
Dell Technologies Inc., Class V(b)	158,300	13,389,014
Electronic Arts Inc.(b)	237,105	33,436,547
Fair Isaac Corp.(b)	22,969	4,440,367
FireEye Inc.(a)(b)	146,756	2,258,575
Fortinet Inc.(b)	108,820	6,793,633
Guidewire Software Inc.(a)(b)	62,567	5,554,698
Intuit Inc.	190,277	38,874,542
Manhattan Associates Inc.(b)	50,480	2,373,065
Microsoft Corp.	5,939,456	585,689,756
Nuance Communications Inc.(b)	222,347	3,087,288
Oracle Corp.	2,251,468	99,199,680
Paycom Software Inc.(a)(b)	38,817	3,836,284
Pegasystems Inc.	29,431	1,612,819
Proofpoint Inc.(b)	39,337	4,535,949
PTC Inc.(b)	88,451	8,297,588
RealPage Inc.(a)(b)	54,912	3,025,651
Red Hat Inc.(b)	138,259	18,577,862
RingCentral Inc., Class A(b)	52,008	3,658,763
salesforce.com Inc.(b)	552,855	75,409,422
ServiceNow Inc.(b)	137,125	23,649,949
Splunk Inc.(b)	113,378	11,236,894
SS&C Technologies Holdings Inc.	161,366	8,374,895
Symantec Corp.	476,418	9,838,032
Synopsys Inc.(b)	117,766	10,077,237
Tableau Software Inc., Class A(b)	52,992	5,179,968
Take-Two Interactive Software Inc.(b)	88,748	10,504,213
Tyler Technologies Inc.(b)	29,457	6,542,400
Ultimate Software Group Inc. (The)(b)	23,337	6,004,843
VMware Inc., Class A(a)(b)	53,949	7,928,885
Workday Inc., Class A(b)	113,645	13,764,682
Zendesk Inc.(b)	80,367	4,379,198
Zynga Inc., Class A(b)	557,450	2,268,822
		1,253,025,748
Specialty Retail — 2.2%
Advance Auto Parts Inc.	55,649	7,551,569
AutoNation Inc.(a)(b)	40,914	1,987,602
AutoZone Inc.(b)	20,985	14,079,466
Best Buy Co. Inc.	189,325	14,119,859
Burlington Stores Inc.(b)	52,260	7,866,698
CarMax Inc.(a)(b)	138,989	10,128,129
Dick's Sporting Goods Inc.	60,652	2,137,983
Floor & Decor Holdings Inc., Class A(a)(b)	26,957	1,329,789
Foot Locker Inc.	91,899	4,838,482
Gap Inc. (The)	171,061	5,540,666
Home Depot Inc. (The)	903,219	176,218,027
L Brands Inc.	181,580	6,696,670
Lowe's Companies Inc.	647,251	61,857,778
Michaels Companies Inc. (The)(b)	78,448	1,503,848
O'Reilly Automotive Inc.(b)	62,896	17,206,459
Penske Automotive Group Inc.	25,248	1,182,869
Ross Stores Inc.	290,047	24,581,483
Tiffany & Co.	96,829	12,742,696

iShares® Russell 1000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
TJX Companies Inc. (The)	491,301	$ 46,762,029
Tractor Supply Co.	95,467	7,302,271
Ulta Salon Cosmetics & Fragrance Inc.(b)	44,790	10,456,673
Urban Outfitters Inc.(a)(b)	57,755	2,572,985
Williams-Sonoma Inc.	64,147	3,937,343
		442,601,374
Technology Hardware, Storage & Peripherals — 4.0%
Apple Inc.	3,854,963	713,592,201
Hewlett Packard Enterprise Co.	1,215,238	17,754,627
HP Inc.	1,286,522	29,191,184
NCR Corp.(b)	88,091	2,640,968
NetApp Inc.	211,424	16,603,127
Pure Storage Inc., Class A(a)(b)	128,639	3,071,900
Western Digital Corp.	234,622	18,162,089
Xerox Corp.	169,995	4,079,880
		805,095,976
Textiles, Apparel & Luxury Goods — 0.8%
Carter's Inc.	36,118	3,914,830
Columbia Sportswear Co.	23,938	2,189,609
Hanesbrands Inc.	280,041	6,166,503
Lululemon Athletica Inc.(b)	76,756	9,582,987
Michael Kors Holdings Ltd.(b)	114,193	7,605,254
NIKE Inc., Class B	983,175	78,339,384
PVH Corp.	61,014	9,135,016
Ralph Lauren Corp.	41,997	5,279,863
Skechers U.S.A. Inc., Class A(b)	97,664	2,930,897
Tapestry Inc.	226,996	10,602,983
Under Armour Inc., Class A(a)(b)	139,657	3,139,489
Under Armour Inc., Class C, NVS(a)(b)	141,488	2,982,567
VF Corp.	252,555	20,588,283
		162,457,665
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	382,835	4,226,498
TFS Financial Corp.	30,806	485,811
		4,712,309
Tobacco — 0.9%
Altria Group Inc.	1,483,677	84,258,017
Philip Morris International Inc.	1,217,252	98,280,926
		182,538,943
Trading Companies & Distributors — 0.3%
Air Lease Corp.	73,072	3,066,832
Fastenal Co.	221,654	10,668,207
HD Supply Holdings Inc.(a)(b)	141,504	6,069,106
MSC Industrial Direct Co. Inc., Class A	35,930	3,048,660
Security	Shares	Value
Trading Companies & Distributors (continued)
United Rentals Inc.(a)(b)	65,337	$ 9,645,048
Univar Inc.(b)	96,071	2,520,903
Watsco Inc.	24,945	4,447,195
WESCO International Inc.(b)	36,987	2,111,958
WW Grainger Inc.	35,570	10,969,788
		52,547,697
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	58,359	2,462,750
Water Utilities — 0.1%
American Water Works Co. Inc.	139,278	11,891,555
Aqua America Inc.	134,776	4,741,420
		16,632,975
Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	524,698	2,854,357
Telephone & Data Systems Inc.	80,341	2,202,950
T-Mobile U.S. Inc.(b)	240,521	14,371,130
U.S. Cellular Corp.(b)	9,905	366,881
		19,795,318
Total Common Stocks — 99.8% (Cost: $16,871,670,936)		20,234,060,556
Short-Term Investments
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	286,192,187	286,249,426
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	29,120,536	29,120,536
		315,369,962
Total Short-Term Investments — 1.5% (Cost: $315,319,206)		315,369,962
Total Investments in Securities — 101.3% (Cost: $17,186,990,142)		20,549,430,518
Other Assets, Less Liabilities — (1.3)%		(269,175,206)
Net Assets — 100.0%		$ 20,280,255,312

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® Russell 1000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	298,985,695	—	(12,793,508) (a)	286,192,187	$286,249,426	$ 435,474(b)	$ 988	$ 56,365
BlackRock Cash Funds: Treasury, SL Agency Shares	20,414,293	8,706,243 (a)	—	29,120,536	29,120,536	184,411	—	—
BlackRock Inc.	96,172	6,495	(6,177)	96,490	48,152,370	281,952	1,017,607	(5,199,821)
PNC Financial Services Group Inc. (The)	367,371	25,547	(25,310)	367,608	49,663,841	274,590	1,068,792	(7,095,635)
					$413,186,173	$1,176,427	$ 2,087,387	$ (12,239,091)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	311	09/21/18	$ 42,321	$ (667,190)
S&P MidCap 400 E-Mini	19	09/21/18	3,716	(52,449)
				$ (719,639)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$20,234,060,556	$ —	$ —	$20,234,060,556
Money Market Funds	315,369,962	—	—	315,369,962
	$20,549,430,518	$ —	$ —	$20,549,430,518
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (719,639)	$ —	$ —	$ (719,639)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Russell 1000 Growth ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.5%
Boeing Co. (The)	1,811,013	$ 607,612,972
BWX Technologies Inc.	326,750	20,363,060
Curtiss-Wright Corp.	11,252	1,339,213
General Dynamics Corp.	383,571	71,501,470
Harris Corp.	389,653	56,320,445
HEICO Corp.(a)	127,288	9,283,077
HEICO Corp., Class A	249,935	15,233,538
Hexcel Corp.(a)	61,877	4,107,395
Huntington Ingalls Industries Inc.	122,748	26,610,539
Lockheed Martin Corp.	746,571	220,559,471
Northrop Grumman Corp.	533,434	164,137,642
Raytheon Co.	947,539	183,045,584
Rockwell Collins Inc.	72,214	9,725,781
Spirit AeroSystems Holdings Inc., Class A	371,759	31,937,816
Textron Inc.(a)	140,629	9,268,857
TransDigm Group Inc.	159,705	55,120,584
		1,486,167,444
Air Freight & Logistics — 1.3%
CH Robinson Worldwide Inc.	454,299	38,006,654
Expeditors International of Washington Inc.	572,082	41,819,194
FedEx Corp.	815,770	185,228,736
United Parcel Service Inc., Class B	2,276,545	241,837,376
XPO Logistics Inc.(a)(b)	391,011	39,171,482
		546,063,442
Airlines — 0.2%
Delta Air Lines Inc.	532,532	26,381,635
Southwest Airlines Co.	1,243,841	63,286,630
		89,668,265
Auto Components — 0.2%
Aptiv PLC	754,790	69,161,408
Gentex Corp.	622,659	14,333,610
Lear Corp.	22,830	4,242,042
Visteon Corp.(a)(b)	61,321	7,925,126
		95,662,186
Automobiles — 0.4%
Tesla Inc.(a)(b)	447,092	153,330,201
Thor Industries Inc.	136,173	13,261,889
		166,592,090
Banks — 0.2%
Comerica Inc.	32,613	2,965,174
East West Bancorp. Inc.	35,564	2,318,773
Pinnacle Financial Partners Inc.	106,349	6,524,511
Signature Bank/New York NY(b)	111,436	14,250,436
SVB Financial Group(b)	133,551	38,564,187
Synovus Financial Corp.	30,032	1,586,590
Texas Capital Bancshares Inc.(b)	103,409	9,461,923
Western Alliance Bancorp.(a)(b)	194,583	11,015,344
		86,686,938
Beverages — 2.8%
Brown-Forman Corp., Class A	170,380	8,324,767
Brown-Forman Corp., Class B, NVS	928,538	45,507,647
Coca-Cola Co. (The)	9,786,104	429,218,521
Constellation Brands Inc., Class A	517,904	113,353,648
Dr Pepper Snapple Group Inc.	588,964	71,853,608
Monster Beverage Corp.(b)	1,343,892	77,005,012
PepsiCo Inc.	4,142,580	451,002,685
		1,196,265,888
Security	Shares	Value
Biotechnology — 5.0%
AbbVie Inc.	5,235,329	$ 485,053,232
Agios Pharmaceuticals Inc.(a)(b)	157,228	13,243,314
Alexion Pharmaceuticals Inc.(b)	584,249	72,534,513
Alkermes PLC(a)(b)	505,206	20,794,279
Alnylam Pharmaceuticals Inc.(a)(b)	259,589	25,566,921
Amgen Inc.	2,053,454	379,047,074
Biogen Inc.(b)	658,677	191,174,412
BioMarin Pharmaceutical Inc.(a)(b)	579,898	54,626,392
Bluebird Bio Inc.(a)(b)	113,209	17,768,153
Celgene Corp.(b)	2,384,129	189,347,525
Exact Sciences Corp.(b)	393,093	23,503,030
Exelixis Inc.(a)(b)	957,916	20,614,352
Gilead Sciences Inc.	3,178,859	225,190,372
Incyte Corp.(a)(b)	580,925	38,921,975
Ionis Pharmaceuticals Inc.(a)(b)	409,978	17,083,783
Neurocrine Biosciences Inc.(a)(b)	292,611	28,746,105
Regeneron Pharmaceuticals Inc.(b)	263,233	90,812,753
Sage Therapeutics Inc.(b)	149,206	23,355,215
Sarepta Therapeutics Inc.(a)(b)	203,193	26,858,051
Seattle Genetics Inc.(a)(b)	352,369	23,393,778
TESARO Inc.(a)(b)	132,360	5,886,049
Vertex Pharmaceuticals Inc.(b)	841,430	143,009,443
		2,116,530,721
Building Products — 0.3%
Allegion PLC	258,174	19,972,341
AO Smith Corp.	466,836	27,613,349
Armstrong World Industries Inc.(b)	153,112	9,676,678
Fortune Brands Home & Security Inc.	198,191	10,640,875
Lennox International Inc.	113,005	22,617,951
Masco Corp.	703,756	26,334,549
		116,855,743
Capital Markets — 2.4%
Ameriprise Financial Inc.	76,945	10,763,067
Cboe Global Markets Inc.	340,476	35,433,337
Charles Schwab Corp. (The)	3,959,341	202,322,325
CME Group Inc.	100,562	16,484,123
E*TRADE Financial Corp.(b)	196,297	12,005,524
Eaton Vance Corp., NVS	383,017	19,989,657
Evercore Inc., Class A	131,959	13,915,077
FactSet Research Systems Inc.	124,485	24,660,478
Interactive Brokers Group Inc., Class A	210,030	13,528,032
Intercontinental Exchange Inc.	970,992	71,416,462
Lazard Ltd., Class A	348,547	17,047,434
LPL Financial Holdings Inc.	290,227	19,021,478
MarketAxess Holdings Inc.	120,398	23,821,948
Moody's Corp.	550,367	93,870,595
Morningstar Inc.	61,380	7,871,985
MSCI Inc.	289,362	47,869,156
Northern Trust Corp.	191,499	19,703,332
Raymond James Financial Inc.	127,167	11,362,371
S&P Global Inc.	828,377	168,897,787
SEI Investments Co.	442,625	27,672,915
State Street Corp.	75,020	6,983,612
T Rowe Price Group Inc.	725,230	84,191,951
TD Ameritrade Holding Corp.	926,014	50,717,787
Virtu Financial Inc., Class A	128,254	3,405,144
		1,002,955,577
Chemicals — 1.2%
Axalta Coating Systems Ltd.(a)(b)	282,398	8,559,483

iShares® Russell 1000 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Celanese Corp., Series A	282,703	$ 31,396,995
Chemours Co. (The)	584,836	25,943,325
Ecolab Inc.	378,780	53,154,197
FMC Corp.	179,311	15,996,334
International Flavors & Fragrances Inc.	109,686	13,596,677
LyondellBasell Industries NV, Class A	504,579	55,428,003
NewMarket Corp.	24,573	9,939,779
Platform Specialty Products Corp.(b)	373,149	4,328,528
PPG Industries Inc.	53,267	5,525,386
Praxair Inc.	846,263	133,836,493
RPM International Inc.	87,540	5,105,333
Scotts Miracle-Gro Co. (The)	64,962	5,402,240
Sherwin-Williams Co. (The)	274,898	112,040,178
Westlake Chemical Corp.	110,282	11,869,652
WR Grace & Co.	162,208	11,891,469
		504,014,072
Commercial Services & Supplies — 0.5%
Cintas Corp.	286,854	53,088,070
Copart Inc.(b)	668,754	37,824,726
KAR Auction Services Inc.	413,737	22,672,788
Republic Services Inc.	46,950	3,209,502
Rollins Inc.	319,439	16,796,103
Waste Management Inc.	1,207,663	98,231,308
		231,822,497
Communications Equipment — 0.4%
Arista Networks Inc.(a)(b)	186,855	48,113,294
F5 Networks Inc.(b)	200,810	34,629,685
Motorola Solutions Inc.	60,214	7,007,103
Palo Alto Networks Inc.(a)(b)	291,122	59,816,837
Ubiquiti Networks Inc.(a)(b)	63,158	5,350,746
		154,917,665
Construction & Engineering — 0.0%
Quanta Services Inc.(b)	142,399	4,756,127
Construction Materials — 0.2%
Eagle Materials Inc.	136,274	14,304,682
Martin Marietta Materials Inc.	189,085	42,228,353
Vulcan Materials Co.	406,028	52,401,974
		108,935,009
Consumer Finance — 0.6%
American Express Co.	1,594,637	156,274,426
Capital One Financial Corp.	122,618	11,268,594
Credit Acceptance Corp.(a)(b)	34,598	12,226,933
Discover Financial Services	524,361	36,920,258
OneMain Holdings Inc.(b)	17,810	592,895
Santander Consumer USA Holdings Inc.	48,989	935,200
Synchrony Financial	864,676	28,862,885
		247,081,191
Containers & Packaging — 0.3%
Avery Dennison Corp.	288,115	29,416,541
Berry Global Group Inc.(a)(b)	216,672	9,953,912
Crown Holdings Inc.(a)(b)	424,580	19,004,201
Graphic Packaging Holding Co.	172,736	2,506,399
International Paper Co.	153,799	8,009,852
Packaging Corp. of America	307,079	34,328,361
Sealed Air Corp.	290,230	12,320,264
Silgan Holdings Inc.	85,565	2,295,709
		117,835,239
Security	Shares	Value
Distributors — 0.0%
LKQ Corp.(b)	169,303	$ 5,400,766
Pool Corp.	129,958	19,688,637
		25,089,403
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions Inc.(b)	158,704	16,270,334
Grand Canyon Education Inc.(b)	155,053	17,305,465
H&R Block Inc.	124,465	2,835,313
Service Corp. International/U.S.	272,960	9,769,239
ServiceMaster Global Holdings Inc.(b)	445,773	26,510,120
		72,690,471
Diversified Financial Services — 0.4%
Berkshire Hathaway Inc., Class B(b)	805,310	150,311,111
Voya Financial Inc.	44,666	2,099,302
		152,410,413
Diversified Telecommunication Services — 0.0%
Zayo Group Holdings Inc.(b)	653,057	23,823,519
Electrical Equipment — 0.5%
AMETEK Inc.	144,100	10,398,256
Emerson Electric Co.	1,471,506	101,739,925
Hubbell Inc.	121,434	12,840,431
Rockwell Automation Inc.	411,309	68,371,895
Sensata Technologies Holding PLC(b)	302,951	14,414,409
		207,764,916
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	974,775	84,951,641
CDW Corp./DE	486,728	39,322,755
Cognex Corp.(a)	543,164	24,230,546
Coherent Inc.(a)(b)	58,259	9,112,873
FLIR Systems Inc.	39,718	2,064,144
IPG Photonics Corp.(a)(b)	118,406	26,123,916
Littelfuse Inc.	65,773	15,008,083
National Instruments Corp.	294,529	12,364,327
Zebra Technologies Corp., Class A(b)	173,350	24,832,388
		238,010,673
Energy Equipment & Services — 0.3%
Halliburton Co.	2,880,249	129,784,020
RPC Inc.(a)	68,740	1,001,542
		130,785,562
Equity Real Estate Investment Trusts (REITs) — 2.1%
Alexandria Real Estate Equities Inc.	26,472	3,339,972
American Tower Corp.(a)	1,445,593	208,411,143
Colony Capital Inc.	87,803	547,891
CoreSite Realty Corp.	112,784	12,498,723
Crown Castle International Corp.	1,030,915	111,153,255
Equinix Inc.	261,571	112,446,757
Equity LifeStyle Properties Inc.	278,182	25,564,926
Extra Space Storage Inc.(a)	348,352	34,769,013
Gaming and Leisure Properties Inc.	238,305	8,531,319
Hudson Pacific Properties Inc.	65,573	2,323,251
Lamar Advertising Co., Class A(a)	252,413	17,242,332
Life Storage Inc.	8,473	824,508
Omega Healthcare Investors Inc.	53,414	1,655,834
Public Storage(a)	489,816	111,119,658
SBA Communications Corp.(b)	374,260	61,797,811
Simon Property Group Inc.(a)	932,713	158,738,425
Taubman Centers Inc.	194,580	11,433,521
		882,398,339

iShares® Russell 1000 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	1,440,349	$ 301,004,134
Sprouts Farmers Market Inc.(a)(b)	428,412	9,455,053
Sysco Corp.	1,572,605	107,393,195
U.S. Foods Holding Corp.(b)	41,753	1,579,099
		419,431,481
Food Products — 0.2%
Campbell Soup Co.	401,784	16,288,324
General Mills Inc.	99,392	4,399,090
Hershey Co. (The)	420,739	39,153,971
Kellogg Co.	408,060	28,511,152
McCormick & Co. Inc./MD, NVS	23,158	2,688,412
Post Holdings Inc.(b)	124,281	10,690,652
		101,731,601
Health Care Equipment & Supplies — 2.5%
ABIOMED Inc.(b)	139,072	56,887,402
Align Technology Inc.(b)	260,910	89,267,747
Baxter International Inc.	184,267	13,606,275
Becton Dickinson and Co.	79,339	19,006,451
Boston Scientific Corp.(b)	3,498,122	114,388,590
Cantel Medical Corp.	120,837	11,885,527
Cooper Companies Inc. (The)(a)	25,301	5,957,121
DexCom Inc.(a)(b)	288,909	27,440,577
Edwards Lifesciences Corp.(b)	693,046	100,886,706
Hill-Rom Holdings Inc.	140,948	12,310,398
ICU Medical Inc.(b)	51,175	15,027,539
IDEXX Laboratories Inc.(b)	282,117	61,484,579
Insulet Corp.(b)	191,747	16,432,718
Integra LifeSciences Holdings Corp.(b)	184,163	11,861,939
Intuitive Surgical Inc.(b)	370,701	177,373,015
Masimo Corp.(b)	148,076	14,459,621
Penumbra Inc.(b)	100,596	13,897,337
ResMed Inc.	461,904	47,844,016
Stryker Corp.	1,125,881	190,116,266
Teleflex Inc.	28,573	7,663,564
Varian Medical Systems Inc.(a)(b)	300,517	34,174,793
West Pharmaceutical Services Inc.	55,520	5,512,581
		1,047,484,762
Health Care Providers & Services — 3.2%
Aetna Inc.	383,117	70,301,969
AmerisourceBergen Corp.	526,031	44,854,663
Centene Corp.(b)	593,010	73,064,762
Chemed Corp.	50,890	16,376,911
Cigna Corp.	308,906	52,498,575
DaVita Inc.(b)	231,562	16,079,665
Encompass Health Corp.	321,543	21,774,892
Envision Healthcare Corp.(b)	77,210	3,398,012
Express Scripts Holding Co.(b)	151,388	11,688,667
HCA Healthcare Inc.	649,500	66,638,700
Henry Schein Inc.(a)(b)	74,008	5,375,941
Humana Inc.	430,831	128,228,231
Laboratory Corp. of America Holdings(b)	19,815	3,557,387
McKesson Corp.(a)	84,040	11,210,936
Molina Healthcare Inc.(b)	170,607	16,709,250
Premier Inc., Class A(a)(b)	66,908	2,434,113
UnitedHealth Group Inc.	3,151,293	773,138,225
WellCare Health Plans Inc.(b)	125,509	30,905,336
		1,348,236,235
Health Care Technology — 0.2%
athenahealth Inc.(a)(b)	131,328	20,899,538
Security	Shares	Value
Health Care Technology (continued)
Cerner Corp.(b)	465,646	$ 27,840,974
Veeva Systems Inc., Class A(b)	394,330	30,308,204
		79,048,716
Hotels, Restaurants & Leisure — 2.1%
Chipotle Mexican Grill Inc.(a)(b)	80,016	34,516,502
Choice Hotels International Inc.	116,157	8,781,469
Darden Restaurants Inc.	205,205	21,969,247
Domino's Pizza Inc.	138,396	39,051,199
Dunkin' Brands Group Inc.	271,998	18,786,902
Extended Stay America Inc.	377,501	8,157,797
Hilton Grand Vacations Inc.(b)	317,654	11,022,594
Hilton Worldwide Holdings Inc.	922,881	73,055,260
International Game Technology PLC	18,129	421,318
Las Vegas Sands Corp.	717,492	54,787,689
Marriott International Inc./MD, Class A	966,311	122,334,973
McDonald's Corp.	504,325	79,022,684
MGM Resorts International	151,881	4,409,105
Six Flags Entertainment Corp.	234,479	16,425,254
Starbucks Corp.	4,428,726	216,343,265
Vail Resorts Inc.	131,768	36,129,468
Wendy's Co. (The)	636,751	10,939,382
Wyndham Destinations Inc.	319,969	14,165,028
Wyndham Hotels & Resorts Inc.	321,476	18,912,433
Wynn Resorts Ltd.	337,945	56,551,716
Yum China Holdings Inc.	102,219	3,931,343
Yum! Brands Inc.	310,549	24,291,143
		874,005,771
Household Durables — 0.2%
DR Horton Inc.	664,856	27,259,096
Lennar Corp., Class A	498,624	26,177,760
Lennar Corp., Class B	27,467	1,172,566
NVR Inc.(b)	10,424	30,962,928
PulteGroup Inc.	270,925	7,789,094
Tempur Sealy International Inc.(a)(b)	152,173	7,311,913
Toll Brothers Inc.	240,655	8,901,828
		109,575,185
Household Products — 0.5%
Church & Dwight Co. Inc.	681,050	36,204,618
Clorox Co. (The)	372,113	50,328,283
Colgate-Palmolive Co.	521,353	33,788,888
Energizer Holdings Inc.	111,369	7,011,792
Kimberly-Clark Corp.	1,000,960	105,441,127
		232,774,708
Industrial Conglomerates — 1.3%
3M Co.	1,587,818	312,355,557
Honeywell International Inc.	1,525,827	219,795,379
Roper Technologies Inc.	62,409	17,219,267
		549,370,203
Insurance — 0.9%
Alleghany Corp.	5,552	3,192,233
American International Group Inc.	425,693	22,570,243
Aon PLC	805,426	110,480,284
Arch Capital Group Ltd.(b)	202,322	5,353,440
Axis Capital Holdings Ltd.	29,110	1,619,098
Brown & Brown Inc.	43,024	1,193,055
Erie Indemnity Co., Class A, NVS	63,576	7,454,922
Everest Re Group Ltd.	52,496	12,099,278
Markel Corp.(b)	3,893	4,221,375
Marsh & McLennan Companies Inc.	779,048	63,858,565

iShares® Russell 1000 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Progressive Corp. (The)	1,913,419	$ 113,178,734
RenaissanceRe Holdings Ltd.	12,690	1,526,861
Travelers Companies Inc. (The)	173,138	21,181,703
Validus Holdings Ltd.	35,490	2,399,124
XL Group Ltd.	296,296	16,577,761
		386,906,676
Internet & Direct Marketing Retail — 7.6%
Amazon.com Inc.(a)(b)	1,340,375	2,278,369,425
Booking Holdings Inc.(b)	158,571	321,437,688
Expedia Group Inc.	396,040	47,600,047
Netflix Inc.(b)	1,373,644	537,685,471
TripAdvisor Inc.(a)(b)	342,022	19,054,046
Wayfair Inc., Class A(a)(b)	184,089	21,862,410
		3,226,009,087
Internet Software & Services — 9.9%
2U Inc.(a)(b)	177,222	14,808,670
Akamai Technologies Inc.(b)	510,678	37,396,950
Alphabet Inc., Class A(b)	984,927	1,112,169,719
Alphabet Inc., Class C, NVS(b)	1,003,890	1,119,989,879
DocuSign Inc.(a)(b)	82,216	4,353,337
eBay Inc.(b)	667,377	24,199,090
Facebook Inc., Class A(b)	7,839,814	1,523,432,656
GoDaddy Inc., Class A(a)(b)	491,758	34,718,115
GrubHub Inc.(b)	296,494	31,105,186
IAC/InterActiveCorp.(b)	244,695	37,313,541
LogMeIn Inc.	111,680	11,530,960
Match Group Inc.(a)(b)	169,608	6,570,614
Nutanix Inc., Class A(a)(b)	349,610	18,029,388
Okta Inc.(a)(b)	281,466	14,177,442
Twilio Inc., Class A(b)	235,123	13,171,590
Twitter Inc.(b)	2,335,317	101,983,293
VeriSign Inc.(b)	345,888	47,531,929
Zillow Group Inc., Class A(a)(b)	135,985	8,125,104
Zillow Group Inc., Class C, NVS(a)(b)	271,361	16,026,581
		4,176,634,044
IT Services — 8.1%
Accenture PLC, Class A	2,119,620	346,748,636
Alliance Data Systems Corp.	158,433	36,946,576
Automatic Data Processing Inc.	1,452,025	194,774,633
Black Knight Inc.(b)	468,918	25,110,559
Booz Allen Hamilton Holding Corp.	446,560	19,528,069
Broadridge Financial Solutions Inc.	385,536	44,375,194
Cognizant Technology Solutions Corp., Class A	1,736,776	137,187,936
CoreLogic Inc./U.S.(b)	172,212	8,937,803
EPAM Systems Inc.(b)	166,634	20,717,605
Euronet Worldwide Inc.(a)(b)	81,310	6,811,339
Fidelity National Information Services Inc.	92,090	9,764,303
First Data Corp., Class A(b)	1,588,742	33,252,370
Fiserv Inc.(b)	1,351,947	100,165,753
FleetCor Technologies Inc.(a)(b)	292,457	61,606,067
Gartner Inc.(a)(b)	290,975	38,670,578
Genpact Ltd.	171,016	4,947,493
Global Payments Inc.(a)	522,000	58,197,780
International Business Machines Corp.	2,177,622	304,213,793
Jack Henry & Associates Inc.	252,833	32,959,310
Mastercard Inc., Class A	3,028,761	595,212,112
Paychex Inc.	1,061,261	72,537,189
PayPal Holdings Inc.(b)	3,916,220	326,103,639
Sabre Corp.	633,349	15,605,719
Security	Shares	Value
IT Services (continued)
Square Inc., Class A(a)(b)	940,005	$ 57,941,908
Switch Inc., Class A(a)	121,047	1,473,142
Teradata Corp.(b)	281,392	11,297,889
Total System Services Inc.	591,364	49,982,085
Visa Inc., Class A	5,894,022	780,663,214
Western Union Co. (The)	417,820	8,494,281
WEX Inc.(b)	135,469	25,804,135
Worldpay Inc., Class A(b)	85,367	6,981,313
		3,437,012,423
Leisure Products — 0.1%
Brunswick Corp./DE	27,591	1,779,068
Hasbro Inc.	295,858	27,310,652
Mattel Inc.(a)	249,892	4,103,226
Polaris Industries Inc.	195,388	23,872,506
		57,065,452
Life Sciences Tools & Services — 0.7%
Bio-Techne Corp.	122,044	18,056,410
Bruker Corp.	140,371	4,076,374
Charles River Laboratories International Inc.(b)	111,315	12,496,222
Illumina Inc.(a)(b)	483,946	135,161,278
Mettler-Toledo International Inc.(a)(b)	81,746	47,300,688
PRA Health Sciences Inc.(b)	165,853	15,484,036
Thermo Fisher Scientific Inc.	78,546	16,270,018
Waters Corp.(a)(b)	237,212	45,921,871
		294,766,897
Machinery — 2.2%
Allison Transmission Holdings Inc.	396,583	16,057,646
Caterpillar Inc.	1,758,636	238,594,146
Cummins Inc.	181,169	24,095,477
Deere & Co.	1,067,382	149,220,003
Donaldson Co. Inc.	396,565	17,893,013
Fortive Corp.	928,009	71,558,774
Gardner Denver Holdings Inc.(a)(b)	114,815	3,374,413
Graco Inc.	543,341	24,569,880
IDEX Corp.	236,702	32,305,089
Illinois Tool Works Inc.	1,113,168	154,218,295
Ingersoll-Rand PLC	440,248	39,503,453
Lincoln Electric Holdings Inc.	206,758	18,145,082
Middleby Corp. (The)(a)(b)	105,595	11,026,230
Nordson Corp.	177,631	22,809,597
Parker-Hannifin Corp.	78,487	12,232,199
Toro Co. (The)	345,003	20,786,431
WABCO Holdings Inc.(b)	175,787	20,570,595
Wabtec Corp./DE(a)	101,622	10,017,897
Welbilt Inc.(a)(b)	447,243	9,977,991
Xylem Inc./NY	329,157	22,178,598
		919,134,809
Media — 1.6%
AMC Networks Inc., Class A(a)(b)	145,451	9,047,051
Cable One Inc.	14,052	10,304,191
CBS Corp., Class B, NVS	1,083,028	60,887,834
Charter Communications Inc., Class A(b)	415,392	121,797,088
Interpublic Group of Companies Inc. (The)	128,696	3,016,634
Lions Gate Entertainment Corp., Class A	16,230	402,829
Lions Gate Entertainment Corp., Class B, NVS	23,027	540,213
Live Nation Entertainment Inc.(b)	454,957	22,097,262
Madison Square Garden Co. (The), Class A(a)(b)	6,074	1,884,094
Omnicom Group Inc.	489,662	37,346,521
Sirius XM Holdings Inc.(a)	4,226,098	28,610,684

iShares® Russell 1000 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Walt Disney Co. (The)	3,519,274	$ 368,855,108
		664,789,509
Metals & Mining — 0.1%
Royal Gold Inc.	88,160	8,184,774
Southern Copper Corp.	270,707	12,688,037
Steel Dynamics Inc.	113,743	5,226,491
		26,099,302
Multiline Retail — 0.3%
Dollar General Corp.	888,322	87,588,549
Dollar Tree Inc.(b)	131,161	11,148,685
Nordstrom Inc.	389,953	20,191,767
		118,929,001
Oil, Gas & Consumable Fuels — 0.7%
Anadarko Petroleum Corp.	568,867	41,669,508
Antero Resources Corp.(a)(b)	422,491	9,020,183
Apache Corp.	79,154	3,700,449
Cabot Oil & Gas Corp.	1,077,902	25,654,068
Cheniere Energy Inc.(b)	477,394	31,121,315
Cimarex Energy Co.	38,568	3,923,908
Continental Resources Inc./OK(a)(b)	138,442	8,965,504
Diamondback Energy Inc.	84,345	11,097,272
EOG Resources Inc.	214,815	26,729,430
Kosmos Energy Ltd.(b)	150,450	1,244,222
Newfield Exploration Co.(b)	238,161	7,204,370
ONEOK Inc.	557,688	38,943,353
Parsley Energy Inc., Class A(a)(b)	589,423	17,847,728
Pioneer Natural Resources Co.	306,770	58,053,155
RSP Permian Inc.(b)	260,685	11,475,354
		296,649,819
Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	719,129	102,612,517
Herbalife Nutrition Ltd.(a)(b)	67,828	3,643,720
Nu Skin Enterprises Inc., Class A	55,651	4,351,352
		110,607,589
Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	2,870,186	158,836,093
Catalent Inc.(b)	101,709	4,260,590
Eli Lilly & Co.	1,957,455	167,029,635
Jazz Pharmaceuticals PLC(b)	177,450	30,574,635
Johnson & Johnson	1,593,498	193,355,047
Merck & Co. Inc.	593,530	36,027,271
Nektar Therapeutics(b)	513,068	25,053,111
Zoetis Inc.	1,598,003	136,133,876
		751,270,258
Professional Services — 0.5%
CoStar Group Inc.(b)	117,846	48,626,795
Dun & Bradstreet Corp. (The)	53,193	6,524,122
Equifax Inc.	106,447	13,317,584
Robert Half International Inc.	395,061	25,718,471
TransUnion	608,671	43,605,190
Verisk Analytics Inc.(b)	527,080	56,734,891
		194,527,053
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(b)	502,225	23,976,221
Howard Hughes Corp. (The)(a)(b)	51,594	6,836,205
		30,812,426
Road & Rail — 1.2%
CSX Corp.	1,291,379	82,364,153
Security	Shares	Value
Road & Rail (continued)
Genesee & Wyoming Inc., Class A(b)	41,240	$ 3,353,637
JB Hunt Transport Services Inc.	286,096	34,774,969
Landstar System Inc.	138,805	15,157,506
Old Dominion Freight Line Inc.(a)	216,347	32,227,049
Schneider National Inc., Class B	25,599	704,228
Union Pacific Corp.	2,334,534	330,756,777
		499,338,319
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices Inc.(a)(b)	2,985,144	44,747,309
Analog Devices Inc.	191,770	18,394,578
Applied Materials Inc.	3,462,593	159,937,171
Broadcom Inc.	851,401	206,583,939
Cavium Inc.(b)	224,299	19,401,863
Cypress Semiconductor Corp.	811,993	12,650,851
KLA-Tencor Corp.	512,602	52,557,083
Lam Research Corp.	541,464	93,592,052
Maxim Integrated Products Inc.	914,460	53,642,224
Microchip Technology Inc.(a)	760,414	69,159,653
Micron Technology Inc.(a)(b)	2,988,143	156,698,219
MKS Instruments Inc.	177,668	17,002,828
Monolithic Power Systems Inc.	133,565	17,853,634
NVIDIA Corp.	1,918,748	454,551,401
NXP Semiconductors NV(b)	59,966	6,552,485
ON Semiconductor Corp.(b)	1,391,082	30,930,708
Skyworks Solutions Inc.	422,789	40,862,557
Teradyne Inc.	100,482	3,825,350
Texas Instruments Inc.	3,229,377	356,038,814
Universal Display Corp.(a)	143,243	12,318,898
Versum Materials Inc.	356,926	13,259,801
Xilinx Inc.	837,102	54,629,276
		1,895,190,694
Software — 10.7%
Activision Blizzard Inc.(a)	2,482,350	189,452,952
Adobe Systems Inc.(b)	1,620,608	395,120,436
ANSYS Inc.(b)	273,681	47,669,757
Aspen Technology Inc.(b)	221,970	20,585,498
Atlassian Corp. PLC, Class A(a)(b)	306,349	19,152,939
Autodesk Inc.(b)	608,739	79,799,595
Cadence Design Systems Inc.(b)	917,460	39,735,193
CDK Global Inc.	432,469	28,132,108
Ceridian HCM Holding Inc.(b)	77,558	2,574,150
Citrix Systems Inc.(b)	444,489	46,600,227
Dell Technologies Inc., Class V(b)	47,262	3,997,420
Electronic Arts Inc.(b)	993,147	140,053,590
Fair Isaac Corp.(b)	96,492	18,653,833
FireEye Inc.(a)(b)	410,746	6,321,381
Fortinet Inc.(a)(b)	456,834	28,520,147
Guidewire Software Inc.(a)(b)	262,613	23,314,782
Intuit Inc.	804,074	164,276,339
Manhattan Associates Inc.(a)(b)	216,267	10,166,712
Microsoft Corp.	23,663,254	2,333,433,477
Oracle Corp.	916,857	40,396,719
Paycom Software Inc.(a)(b)	162,959	16,105,238
Pegasystems Inc.	123,560	6,771,088
Proofpoint Inc.(b)	165,169	19,045,637
PTC Inc.(b)	375,628	35,237,663
RealPage Inc.(b)	230,580	12,704,958
Red Hat Inc.(b)	585,007	78,607,391
RingCentral Inc., Class A(b)	218,328	15,359,375

iShares® Russell 1000 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
salesforce.com Inc.(b)	2,325,855	$ 317,246,622
ServiceNow Inc.(b)	578,126	99,709,391
Splunk Inc.(a)(b)	475,959	47,172,296
SS&C Technologies Holdings Inc.(a)	630,714	32,734,057
Synopsys Inc.(b)	45,679	3,908,752
Tableau Software Inc., Class A(a)(b)	222,466	21,746,051
Take-Two Interactive Software Inc.(b)	220,052	26,045,355
Tyler Technologies Inc.(a)(b)	123,667	27,466,441
Ultimate Software Group Inc. (The)(a)(b)	97,890	25,188,076
VMware Inc., Class A(a)(b)	228,381	33,565,156
Workday Inc., Class A(b)	477,149	57,792,287
Zendesk Inc.(b)	337,435	18,386,833
		4,532,749,922
Specialty Retail — 3.8%
Advance Auto Parts Inc.	70,849	9,614,209
AutoZone Inc.(b)	77,019	51,674,358
Best Buy Co. Inc.	202,731	15,119,678
Burlington Stores Inc.(b)	219,093	32,980,069
CarMax Inc.(a)(b)	353,026	25,725,005
Floor & Decor Holdings Inc., Class A(a)(b)	123,741	6,104,144
Gap Inc. (The)	44,656	1,446,408
Home Depot Inc. (The)	3,799,859	741,352,491
L Brands Inc.	143,352	5,286,822
Lowe's Companies Inc.	2,723,060	260,242,844
Michaels Companies Inc. (The)(a)(b)	56,043	1,074,344
O'Reilly Automotive Inc.(b)	265,595	72,658,824
Ross Stores Inc.	1,222,792	103,631,622
Tiffany & Co.	71,144	9,362,550
TJX Companies Inc. (The)	2,067,167	196,752,955
Tractor Supply Co.	400,825	30,659,104
Ulta Salon Cosmetics & Fragrance Inc.(b)	188,716	44,057,637
Urban Outfitters Inc.(a)(b)	242,516	10,804,088
Williams-Sonoma Inc.	62,812	3,855,401
		1,622,402,553
Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.	16,218,061	3,002,125,272
NCR Corp.(a)(b)	318,515	9,549,079
NetApp Inc.	882,158	69,275,868
Pure Storage Inc., Class A(a)(b)	540,032	12,895,964
		3,093,846,183
Textiles, Apparel & Luxury Goods — 1.3%
Carter's Inc.	151,858	16,459,889
Columbia Sportswear Co.	12,473	1,140,905
Hanesbrands Inc.	1,178,286	25,945,858
Lululemon Athletica Inc.(b)	325,528	40,642,171
Michael Kors Holdings Ltd.(b)	252,688	16,829,021
NIKE Inc., Class B	4,136,253	329,576,639
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Skechers U.S.A. Inc., Class A(b)	205,852	$ 6,177,618
Tapestry Inc.	186,496	8,711,228
Under Armour Inc., Class A(a)(b)	463,893	10,428,315
Under Armour Inc., Class C, NVS(a)(b)	473,361	9,978,450
VF Corp.	818,870	66,754,282
		532,644,376
Tobacco — 0.8%
Altria Group Inc.	6,241,944	354,480,000
Trading Companies & Distributors — 0.4%
Air Lease Corp.	29,596	1,242,144
Fastenal Co.	944,230	45,445,790
HD Supply Holdings Inc.(a)(b)	182,158	7,812,756
MSC Industrial Direct Co. Inc., Class A	67,608	5,736,539
United Rentals Inc.(b)	274,237	40,482,866
Univar Inc.(b)	56,737	1,488,779
Watsco Inc.	84,113	14,995,666
WW Grainger Inc.	149,357	46,061,699
		163,266,239
Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)(b)	659,391	39,398,612
Total Common Stocks — 99.8% (Cost: $29,229,174,309)		42,191,973,295
Short-Term Investments
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	683,873,877	684,010,652
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	60,589,051	60,589,051
		744,599,703
Total Short-Term Investments — 1.8% (Cost: $744,504,068)		744,599,703
Total Investments in Securities — 101.6% (Cost: $29,973,678,377)		42,936,572,998
Other Assets, Less Liabilities — (1.6)%		(666,341,051)
Net Assets — 100.0%		$ 42,270,231,947

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® Russell 1000 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	699,061,392	(15,187,515)	683,873,877	$684,010,652	$1,265,945 (a)	$ 55,527	$ 98,140
BlackRock Cash Funds: Treasury, SL Agency Shares	42,404,206	18,184,845	60,589,051	60,589,051	303,857	—	—
				$744,599,703	$1,569,802	$ 55,527	$ 98,140

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	526	09/21/18	$ 71,578	$ (1,517,749)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$42,191,973,295	$ —	$ —	$42,191,973,295
Money Market Funds	744,599,703	—	—	744,599,703
	$42,936,572,998	$ —	$ —	$42,936,572,998
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (1,517,749)	$ —	$ —	$ (1,517,749)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Russell 1000 Pure U.S. Revenue ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
BWX Technologies Inc.	134	$ 8,351
Harris Corp.	162	23,415
Huntington Ingalls Industries Inc.	59	12,791
TransDigm Group Inc.	66	22,779
		67,336
Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	188	15,728
Airlines — 0.5%
Alaska Air Group Inc.	170	10,266
Southwest Airlines Co.	732	37,244
Spirit Airlines Inc.(a)	105	3,817
		51,327
Automobiles — 0.1%
Thor Industries Inc.	64	6,233
Banks — 12.9%
Associated Banc-Corp.	210	5,733
Bank of America Corp.	11,746	331,120
Bank of Hawaii Corp.	50	4,171
Bank of the Ozarks Inc.	150	6,756
BankUnited Inc.	138	5,637
BB&T Corp.	967	48,776
BOK Financial Corp.	29	2,726
Citizens Financial Group Inc.	600	23,340
Commerce Bancshares Inc.	118	7,636
Cullen/Frost Bankers Inc.	75	8,118
East West Bancorp. Inc.	183	11,932
F.N.B. Corp.	429	5,757
Fifth Third Bancorp.	843	24,194
First Horizon National Corp.	395	7,047
First Republic Bank/CA	203	19,648
Huntington Bancshares Inc./OH	1,380	20,369
KeyCorp.	1,305	25,500
M&T Bank Corp.	179	30,457
PacWest Bancorp.	148	7,314
People's United Financial Inc.	447	8,086
PNC Financial Services Group Inc. (The)(b)	584	78,898
Prosperity Bancshares Inc.	77	5,264
Regions Financial Corp.	1,386	24,643
Signature Bank/New York NY(a)	66	8,440
SunTrust Banks Inc.	576	38,028
SVB Financial Group(a)	65	18,769
Synovus Financial Corp.	138	7,291
TCF Financial Corp.	215	5,293
U.S. Bancorp.	1,917	95,888
Webster Financial Corp.	120	7,644
Wells Fargo & Co.	5,459	302,647
Western Alliance Bancorp.(a)	128	7,246
Zions Bancorp.	236	12,435
		1,216,803
Beverages — 0.8%
Constellation Brands Inc., Class A	214	46,838
Dr Pepper Snapple Group Inc.	244	29,768
		76,606
Biotechnology — 1.3%
ACADIA Pharmaceuticals Inc.(a)	157	2,397
Agios Pharmaceuticals Inc.(a)	71	5,980
Security	Shares	Value
Biotechnology (continued)
Alnylam Pharmaceuticals Inc.(a)	122	$ 12,016
Exelixis Inc.(a)	381	8,199
Incyte Corp.(a)	244	16,348
Intercept Pharmaceuticals Inc.(a)	31	2,601
Intrexon Corp.(a)	70	976
Ionis Pharmaceuticals Inc.(a)	179	7,459
Neurocrine Biosciences Inc.(a)	125	12,280
Regeneron Pharmaceuticals Inc.(a)	109	37,604
Seattle Genetics Inc.(a)	149	9,892
TESARO Inc.(a)	61	2,713
United Therapeutics Corp.(a)	57	6,450
		124,915
Capital Markets — 2.4%
Ameriprise Financial Inc.	179	25,039
Cboe Global Markets Inc.	143	14,882
Charles Schwab Corp. (The)	1,497	76,497
E*TRADE Financial Corp.(a)	325	19,877
Eaton Vance Corp., NVS	152	7,933
Federated Investors Inc., Class B	116	2,705
LPL Financial Holdings Inc.	110	7,209
Raymond James Financial Inc.	166	14,832
T Rowe Price Group Inc.	297	34,479
TD Ameritrade Holding Corp.	346	18,950
		222,403
Chemicals — 0.5%
Sherwin-Williams Co. (The)	114	46,463
Commercial Services & Supplies — 1.1%
Cintas Corp.	119	22,023
KAR Auction Services Inc.	192	10,522
Republic Services Inc.	297	20,303
Rollins Inc.	136	7,151
Waste Management Inc.	588	47,828
		107,827
Communications Equipment — 0.0%
EchoStar Corp., Class A(a)	74	3,286
Construction Materials — 0.5%
Eagle Materials Inc.	68	7,138
Martin Marietta Materials Inc.	84	18,760
Vulcan Materials Co.	177	22,843
		48,741
Consumer Finance — 1.6%
Ally Financial Inc.	526	13,818
Capital One Financial Corp.	603	55,416
Credit Acceptance Corp.(a)	14	4,948
Discover Financial Services	431	30,347
Navient Corp.	306	3,987
OneMain Holdings Inc.(a)	95	3,162
Santander Consumer USA Holdings Inc.	135	2,577
SLM Corp.(a)	568	6,504
Synchrony Financial	938	31,310
		152,069
Containers & Packaging — 0.4%
Packaging Corp. of America	131	14,645
WestRock Co.	353	20,128
		34,773
Distributors — 0.1%
Pool Corp.	52	7,878

iShares® Russell 1000 Pure U.S. Revenue ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services — 0.3%
H&R Block Inc.	301	$ 6,857
Service Corp. International/U.S.	230	8,231
ServiceMaster Global Holdings Inc.(a)	191	11,359
		26,447
Diversified Financial Services — 3.4%
Berkshire Hathaway Inc., Class B(a)	1,595	297,707
Jefferies Financial Group Inc.	434	9,869
Voya Financial Inc.	207	9,729
		317,305
Diversified Telecommunication Services — 6.6%
AT&T Inc.	9,922	318,595
CenturyLink Inc.	1,282	23,897
Verizon Communications Inc.	5,646	284,050
		626,542
Electric Utilities — 6.1%
Alliant Energy Corp.	308	13,035
American Electric Power Co. Inc.	673	46,605
Avangrid Inc.	66	3,493
Duke Energy Corp.	958	75,759
Edison International	427	27,016
Entergy Corp.	246	19,874
Evergy Inc.	371	20,832
Eversource Energy	426	24,968
Exelon Corp.	1,327	56,530
FirstEnergy Corp.	649	23,306
Hawaiian Electric Industries Inc.	147	5,042
NextEra Energy Inc.	643	107,400
OGE Energy Corp.	281	9,894
PG&E Corp.	705	30,005
Pinnacle West Capital Corp.	147	11,842
Southern Co. (The)	1,385	64,139
Xcel Energy Inc.	704	32,159
		571,899
Electrical Equipment — 0.1%
Acuity Brands Inc.	52	6,025
Hubbell Inc.	72	7,614
		13,639
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp./DE	197	15,916
Energy Equipment & Services — 0.2%
Helmerich & Payne Inc.	140	8,927
Patterson-UTI Energy Inc.	307	5,526
RPC Inc.	76	1,107
		15,560
Equity Real Estate Investment Trusts (REITs) — 8.7%
Alexandria Real Estate Equities Inc.	128	16,150
American Campus Communities Inc.	162	6,947
American Homes 4 Rent, Class A	322	7,142
Apartment Investment & Management Co., Class A	202	8,545
Apple Hospitality REIT Inc.	286	5,114
AvalonBay Communities Inc.	171	29,393
Boston Properties Inc.	191	23,955
Brandywine Realty Trust	242	4,085
Brixmor Property Group Inc.	400	6,972
Camden Property Trust	107	9,751
Columbia Property Trust Inc.	147	3,338
CoreCivic Inc.	146	3,488
CoreSite Realty Corp.	42	4,654
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Corporate Office Properties Trust	119	$ 3,450
Crown Castle International Corp.	515	55,527
CubeSmart	234	7,539
CyrusOne Inc.	124	7,237
DCT Industrial Trust Inc.	120	8,008
DDR Corp.	189	3,383
Douglas Emmett Inc.	197	7,915
Duke Realty Corp.	452	13,122
Empire State Realty Trust Inc., Class A	184	3,146
EPR Properties	89	5,766
Equity Commonwealth(a)	130	4,095
Equity LifeStyle Properties Inc.	110	10,109
Equity Residential	451	28,724
Essex Property Trust Inc.	81	19,365
Extra Space Storage Inc.	147	14,672
Federal Realty Investment Trust	86	10,883
Forest City Realty Trust Inc., Class A	250	5,702
Gaming and Leisure Properties Inc.	239	8,556
GGP Inc.	772	15,772
HCP Inc.	602	15,544
Healthcare Trust of America Inc., Class A	272	7,333
Highwoods Properties Inc.	126	6,392
Hospitality Properties Trust	201	5,751
Host Hotels & Resorts Inc.	892	18,794
Hudson Pacific Properties Inc.	204	7,228
JBG SMITH Properties	120	4,376
Kilroy Realty Corp.	126	9,531
Kimco Realty Corp.	504	8,563
Lamar Advertising Co., Class A	98	6,694
Life Storage Inc.	62	6,033
Macerich Co. (The)	177	10,059
Mid-America Apartment Communities Inc.	140	14,094
National Retail Properties Inc.	182	8,001
Omega Healthcare Investors Inc.	255	7,905
Outfront Media Inc.	194	3,773
Paramount Group Inc.	272	4,189
Park Hotels & Resorts Inc.	245	7,504
Piedmont Office Realty Trust Inc., Class A	148	2,950
Prologis Inc.	662	43,487
Public Storage	184	41,742
Realty Income Corp.	359	19,311
Regency Centers Corp.	191	11,857
Retail Properties of America Inc., Class A	248	3,169
Senior Housing Properties Trust	292	5,282
Simon Property Group Inc.	383	65,183
SL Green Realty Corp.	103	10,355
Spirit MTA REIT(a)	58	597
Spirit Realty Capital Inc.	504	4,047
STORE Capital Corp.	229	6,275
Sun Communities Inc.	97	9,494
Tanger Factory Outlet Centers Inc.	112	2,631
Taubman Centers Inc.	79	4,642
UDR Inc.	326	12,238
Uniti Group Inc.(a)	225	4,507
Ventas Inc.	442	25,172
VEREIT Inc.	1,259	9,367
Vornado Realty Trust	218	16,115
Weingarten Realty Investors	164	5,053
		817,743

iShares® Russell 1000 Pure U.S. Revenue ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food & Staples Retailing — 1.0%
Casey's General Stores Inc.	48	$ 5,044
Kroger Co. (The)	1,154	32,831
Rite Aid Corp.(a)	1,426	2,467
Sprouts Farmers Market Inc.(a)	158	3,487
Sysco Corp.	647	44,184
U.S. Foods Holding Corp.(a)	295	11,157
		99,170
Food Products — 1.2%
Conagra Brands Inc.	508	18,151
Flowers Foods Inc.	263	5,478
Hershey Co. (The)	195	18,147
Hormel Foods Corp.	378	14,065
JM Smucker Co. (The)	149	16,014
Pinnacle Foods Inc.	169	10,995
Post Holdings Inc.(a)	86	7,398
Tyson Foods Inc., Class A	395	27,196
		117,444
Gas Utilities — 0.2%
Atmos Energy Corp.	148	13,341
National Fuel Gas Co.	115	6,090
		19,431
Health Care Equipment & Supplies — 0.4%
ABIOMED Inc.(a)	58	23,725
DexCom Inc.(a)	119	11,302
		35,027
Health Care Providers & Services — 9.7%
Aetna Inc.	436	80,006
Anthem Inc.	350	83,311
Brookdale Senior Living Inc.(a)	300	2,727
Cardinal Health Inc.	423	20,655
Centene Corp.(a)	276	34,006
Cigna Corp.	322	54,724
CVS Health Corp.	1,390	89,447
DaVita Inc.(a)	182	12,638
Envision Healthcare Corp.(a)	154	6,778
Express Scripts Holding Co.(a)	764	58,988
HCA Healthcare Inc.	378	38,783
Humana Inc.	188	55,954
LifePoint Health Inc.(a)	39	1,903
MEDNAX Inc.(a)	118	5,107
Premier Inc., Class A(a)	71	2,583
Quest Diagnostics Inc.	182	20,009
UnitedHealth Group Inc.	1,305	320,169
Universal Health Services Inc., Class B	114	12,704
WellCare Health Plans Inc.(a)	60	14,774
		915,266
Health Care Technology — 0.4%
athenahealth Inc.(a)	52	8,275
Cerner Corp.(a)	431	25,770
		34,045
Hotels, Restaurants & Leisure — 0.9%
Chipotle Mexican Grill Inc.(a)	33	14,235
Choice Hotels International Inc.	42	3,175
Darden Restaurants Inc.	174	18,629
Domino's Pizza Inc.	57	16,084
Extended Stay America Inc.	238	5,143
Hilton Grand Vacations Inc.(a)	139	4,823
Six Flags Entertainment Corp.	91	6,375
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts Inc.	54	$ 14,806
Wendy's Co. (The)	274	4,707
		87,977
Household Durables — 0.7%
DR Horton Inc.	479	19,639
Lennar Corp., Class A	382	20,055
Lennar Corp., Class B	33	1,409
NVR Inc.(a)	4	11,881
PulteGroup Inc.	345	9,919
Toll Brothers Inc.	186	6,880
		69,783
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy Inc.	426	13,078
Insurance — 3.2%
Allstate Corp. (The)	436	39,794
American Financial Group Inc./OH	89	9,552
American National Insurance Co.	12	1,435
Brown & Brown Inc.	298	8,264
Cincinnati Financial Corp.	197	13,171
CNA Financial Corp.	35	1,599
Erie Indemnity Co., Class A, NVS	28	3,283
First American Financial Corp.	132	6,827
FNF Group	336	12,640
Hanover Insurance Group Inc. (The)	48	5,739
Hartford Financial Services Group Inc. (The)	438	22,395
Lincoln National Corp.	265	16,496
Loews Corp.	354	17,091
Mercury General Corp.	24	1,094
Old Republic International Corp.	345	6,869
Principal Financial Group Inc.	350	18,533
ProAssurance Corp.	76	2,694
Progressive Corp. (The)	727	43,002
Torchmark Corp.	129	10,502
Travelers Companies Inc. (The)	334	40,862
Unum Group	257	9,506
White Mountains Insurance Group Ltd.	3	2,720
WR Berkley Corp.	112	8,110
		302,178
Internet & Direct Marketing Retail — 0.1%
Wayfair Inc., Class A(a)	75	8,907
Internet Software & Services — 0.2%
Pandora Media Inc.(a)	366	2,884
Zillow Group Inc., Class A(a)	71	4,242
Zillow Group Inc., Class C, NVS(a)	144	8,505
		15,631
IT Services — 2.0%
Black Knight Inc.(a)	171	9,157
Booz Allen Hamilton Holding Corp.	184	8,046
Broadridge Financial Solutions Inc.	160	18,416
CoreLogic Inc./U.S.(a)	102	5,294
Fiserv Inc.(a)	559	41,416
Jack Henry & Associates Inc.	105	13,688
Leidos Holdings Inc.	188	11,092
Paychex Inc.	436	29,801
Square Inc., Class A(a)	389	23,978
Worldpay Inc., Class A(a)	398	32,548
		193,436

iShares® Russell 1000 Pure U.S. Revenue ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 0.1%
Trinity Industries Inc.	188	$ 6,441
Marine — 0.1%
Kirby Corp.(a)	77	6,437
Media — 4.0%
Cable One Inc.	5	3,667
CBS Corp., Class B, NVS	446	25,074
Charter Communications Inc., Class A(a)	244	71,543
Comcast Corp., Class A	6,236	204,603
DISH Network Corp., Class A(a)	310	10,419
Liberty Broadband Corp., Class A(a)	25	1,891
Liberty Broadband Corp., Class C, NVS(a)	133	10,071
Liberty Media Corp.-Liberty Formula One, Class A(a)	18	636
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	270	10,025
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	108	4,865
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	227	10,297
Madison Square Garden Co. (The), Class A(a)	25	7,755
Sirius XM Holdings Inc.	1,739	11,773
TEGNA Inc.	332	3,602
Tribune Media Co., Class A	120	4,592
		380,813
Metals & Mining — 0.5%
Nucor Corp.	434	27,125
Reliance Steel & Aluminum Co.	92	8,053
Steel Dynamics Inc.	304	13,969
		49,147
Mortgage Real Estate Investment — 0.5%
AGNC Investment Corp.	522	9,704
Annaly Capital Management Inc.	1,464	15,064
Chimera Investment Corp.	231	4,223
MFA Financial Inc.	548	4,154
New Residential Investment Corp.	440	7,695
Starwood Property Trust Inc.	331	7,186
Two Harbors Investment Corp.	242	3,824
		51,850
Multi-Utilities — 2.9%
Ameren Corp.	332	20,202
CenterPoint Energy Inc.	601	16,654
CMS Energy Corp.	390	18,439
Consolidated Edison Inc.	431	33,610
Dominion Energy Inc.	890	60,680
DTE Energy Co.	250	25,908
MDU Resources Group Inc.	278	7,973
NiSource Inc.	490	12,877
Public Service Enterprise Group Inc.	688	37,248
SCANA Corp.	190	7,319
Vectren Corp.	120	8,574
WEC Energy Group Inc.	428	27,670
		277,154
Multiline Retail — 1.7%
Dollar General Corp.	365	35,989
Dollar Tree Inc.(a)	320	27,200
Kohl's Corp.	224	16,329
Macy's Inc.	409	15,309
Nordstrom Inc.	164	8,492
Target Corp.	732	55,720
		159,039
Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.2%
Andeavor	191	$ 25,055
Antero Resources Corp.(a)	333	7,109
Cabot Oil & Gas Corp.	604	14,375
Centennial Resource Development Inc./DE, Class A(a)	251	4,533
Cheniere Energy Inc.(a)	280	18,253
Chesapeake Energy Corp.(a)	1,317	6,901
Cimarex Energy Co.	132	13,430
CNX Resources Corp.(a)	278	4,943
Concho Resources Inc.(a)	205	28,362
CONSOL Energy Inc.(a)	29	1,112
Continental Resources Inc./OK(a)	118	7,642
Diamondback Energy Inc.	133	17,499
Energen Corp.(a)	117	8,520
EOG Resources Inc.	789	98,175
EQT Corp.	360	19,865
Extraction Oil & Gas Inc.(a)	128	1,880
Gulfport Energy Corp.(a)	255	3,205
HollyFrontier Corp.	218	14,918
Kinder Morgan Inc./DE	2,592	45,800
Laredo Petroleum Inc.(a)	159	1,529
Marathon Petroleum Corp.	624	43,780
Newfield Exploration Co.(a)	283	8,561
ONEOK Inc.	558	38,965
Parsley Energy Inc., Class A(a)	349	10,568
PBF Energy Inc., Class A	158	6,625
Pioneer Natural Resources Co.	231	43,714
QEP Resources Inc.(a)	364	4,463
Range Resources Corp.	279	4,668
RSP Permian Inc.(a)	193	8,496
SM Energy Co.	168	4,316
Southwestern Energy Co.(a)	799	4,235
Targa Resources Corp.	298	14,748
Whiting Petroleum Corp.(a)	129	6,801
Williams Companies Inc. (The)	1,147	31,095
WPX Energy Inc.(a)	560	10,097
		584,238
Pharmaceuticals — 0.1%
Akorn Inc.(a)	153	2,538
Endo International PLC(a)	303	2,858
Mallinckrodt PLC(a)	97	1,810
		7,206
Professional Services — 0.5%
CoStar Group Inc.(a)	48	19,806
Verisk Analytics Inc.(a)	218	23,466
		43,272
Real Estate Management & Development — 0.1%
Howard Hughes Corp. (The)(a)	50	6,625
Realogy Holdings Corp.	147	3,352
		9,977
Road & Rail — 3.4%
AMERCO	10	3,562
CSX Corp.	1,139	72,645
JB Hunt Transport Services Inc.	119	14,465
Landstar System Inc.	61	6,661
Norfolk Southern Corp.	384	57,934
Old Dominion Freight Line Inc.	89	13,257
Union Pacific Corp.	1,052	149,047
		317,571

iShares® Russell 1000 Pure U.S. Revenue ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software — 1.0%
Intuit Inc.	335	$ 68,442
Tyler Technologies Inc.(a)	52	11,549
Ultimate Software Group Inc. (The)(a)	41	10,550
		90,541
Specialty Retail — 6.9%
Advance Auto Parts Inc.	94	12,756
AutoNation Inc.(a)	70	3,401
AutoZone Inc.(a)	36	24,153
Bed Bath & Beyond Inc.	163	3,248
Best Buy Co. Inc.	329	24,537
Burlington Stores Inc.(a)	91	13,698
CarMax Inc.(a)	238	17,343
Dick's Sporting Goods Inc.	101	3,560
Home Depot Inc. (The)	1,573	306,892
L Brands Inc.	308	11,359
Lowe's Companies Inc.	1,131	108,090
Michaels Companies Inc. (The)(a)	131	2,511
Murphy USA Inc.(a)	40	2,972
O'Reilly Automotive Inc.(a)	109	29,819
Ross Stores Inc.	504	42,714
Signet Jewelers Ltd.	77	4,293
Tractor Supply Co.	165	12,621
Ulta Salon Cosmetics & Fragrance Inc.(a)	77	17,976
Urban Outfitters Inc.(a)	97	4,321
Williams-Sonoma Inc.	110	6,752
		653,016
Textiles, Apparel & Luxury Goods — 0.1%
Carter's Inc.	63	6,829
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	625	6,900
TFS Financial Corp.	31	489
		7,389
Tobacco — 1.5%
Altria Group Inc.	2,584	146,745
Trading Companies & Distributors — 0.6%
Fastenal Co.	384	18,482
Security	Shares	Value
Trading Companies & Distributors (continued)
HD Supply Holdings Inc.(a)	243	$ 10,422
MSC Industrial Direct Co. Inc., Class A	56	4,752
United Rentals Inc.(a)	111	16,386
Watsco Inc.	45	8,022
		58,064
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	118	4,980
Water Utilities — 0.3%
American Water Works Co. Inc.	238	20,320
Aqua America Inc.	254	8,936
		29,256
Wireless Telecommunication Services — 0.4%
Sprint Corp.(a)	933	5,075
Telephone & Data Systems Inc.	133	3,647
T-Mobile U.S. Inc.(a)	421	25,155
U.S. Cellular Corp.(a)	7	259
		34,136
Total Common Stocks — 99.8% (Cost: $9,233,893)		9,422,913
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(b)(c)	13,471	13,471
Total Short-Term Investments — 0.1% (Cost: $13,471)		13,471
Total Investments in Securities — 99.9% (Cost: $9,247,364)		9,436,384
Other Assets, Less Liabilities — 0.1%		9,233
Net Assets — 100.0%		$ 9,445,617

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,423	7,048 (a)	—	13,471	$ 13,471	$ 43	$ —	$ —
PNC Financial Services Group Inc. (The)	600	—	(16)	584	78,898	450	(27)	(9,507)
					$ 92,369	$ 493	$ (27)	$ (9,507)

(a)	Net of purchases and sales.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® Russell 1000 Pure U.S. Revenue ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,422,913	$ —	$ —	$9,422,913
Money Market Funds	13,471	—	—	13,471
	$9,436,384	$ —	$ —	$9,436,384
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Russell 1000 Value ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
Arconic Inc.	1,193,277	$ 20,297,642
Curtiss-Wright Corp.	111,764	13,302,151
General Dynamics Corp.	393,563	73,364,079
Hexcel Corp.(a)	194,408	12,904,803
Huntington Ingalls Industries Inc.	17,335	3,758,055
L3 Technologies Inc.	215,932	41,528,042
Lockheed Martin Corp.	59,601	17,607,923
Rockwell Collins Inc.	391,650	52,747,422
Teledyne Technologies Inc.(b)	97,391	19,386,653
Textron Inc.	588,940	38,817,035
United Technologies Corp.	2,068,256	258,594,048
		552,307,853
Airlines — 0.6%
Alaska Air Group Inc.	331,469	20,017,413
American Airlines Group Inc.	1,158,499	43,976,622
Copa Holdings SA, Class A, NVS	86,145	8,151,040
Delta Air Lines Inc.	1,341,336	66,449,785
JetBlue Airways Corp.(b)	872,302	16,556,292
Southwest Airlines Co.	424,474	21,597,237
United Continental Holdings Inc.(b)	686,404	47,862,951
		224,611,340
Auto Components — 0.3%
Adient PLC	257,979	12,689,987
Aptiv PLC	96,361	8,829,558
BorgWarner Inc.	576,827	24,895,853
Gentex Corp.	242,782	5,588,842
Goodyear Tire & Rubber Co. (The)	662,875	15,438,359
Lear Corp.	164,059	30,483,803
Visteon Corp.(a)(b)	29,953	3,871,126
		101,797,528
Automobiles — 0.8%
Ford Motor Co.	10,774,969	119,278,907
General Motors Co.	3,616,262	142,480,723
Harley-Davidson Inc.	459,372	19,330,373
Thor Industries Inc.	24,079	2,345,054
		283,435,057
Banks — 11.7%
Associated Banc-Corp.	466,312	12,730,318
Bank of America Corp.	26,103,567	735,859,554
Bank of Hawaii Corp.	114,921	9,586,710
Bank of the Ozarks Inc.	334,540	15,067,682
BankUnited Inc.	286,702	11,711,777
BB&T Corp.	2,150,111	108,451,599
BOK Financial Corp.	71,455	6,717,484
CIT Group Inc.	350,515	17,669,461
Citigroup Inc.	7,045,393	471,477,700
Citizens Financial Group Inc.	1,337,685	52,035,946
Comerica Inc.	445,352	40,491,404
Commerce Bancshares Inc.	261,646	16,931,113
Cullen/Frost Bankers Inc.	157,559	17,054,186
East West Bancorp. Inc.	368,213	24,007,488
F.N.B. Corp.	890,115	11,945,343
Fifth Third Bancorp.	1,891,005	54,271,843
First Citizens BancShares Inc./NC, Class A	21,780	8,783,874
First Hawaiian Inc.	188,905	5,482,023
First Horizon National Corp.	893,158	15,933,939
First Republic Bank/CA	442,734	42,852,224
Security	Shares	Value
Banks (continued)
Huntington Bancshares Inc./OH	3,022,072	$ 44,605,783
JPMorgan Chase & Co.	9,358,066	975,110,477
KeyCorp.	2,915,233	56,963,653
M&T Bank Corp.	399,957	68,052,683
PacWest Bancorp.	345,489	17,074,066
People's United Financial Inc.	954,130	17,260,212
Pinnacle Financial Partners Inc.	117,381	7,201,324
PNC Financial Services Group Inc. (The)(c)	1,295,661	175,043,801
Popular Inc.	277,790	12,558,886
Prosperity Bancshares Inc.	183,431	12,539,343
Regions Financial Corp.	3,097,789	55,078,688
Signature Bank/New York NY(b)	55,661	7,117,929
Sterling Bancorp./DE	614,509	14,440,961
SunTrust Banks Inc.	1,281,765	84,622,125
SVB Financial Group(b)	33,679	9,725,148
Synovus Financial Corp.	297,924	15,739,325
TCF Financial Corp.	454,413	11,187,648
Texas Capital Bancshares Inc.(b)	49,928	4,568,412
U.S. Bancorp.	4,246,083	212,389,072
Umpqua Holdings Corp.	604,376	13,652,854
Webster Financial Corp.	251,946	16,048,960
Wells Fargo & Co.	12,131,141	672,550,457
Western Alliance Bancorp.(b)	107,544	6,088,066
Wintrust Financial Corp.	153,844	13,392,120
Zions Bancorp.	536,488	28,267,553
		4,230,341,214
Beverages — 0.5%
Coca-Cola Co. (The)	2,366,582	103,798,287
Molson Coors Brewing Co., Class B	478,670	32,568,707
PepsiCo Inc.	442,137	48,135,455
		184,502,449
Biotechnology — 0.4%
Agios Pharmaceuticals Inc.(a)(b)	6,266	527,785
Alexion Pharmaceuticals Inc.(b)	100,406	12,465,405
Alnylam Pharmaceuticals Inc.(b)	28,310	2,788,252
Amgen Inc.	107,866	19,910,985
Biogen Inc.(b)	30,267	8,784,694
Bluebird Bio Inc.(a)(b)	43,093	6,763,446
Gilead Sciences Inc.	911,542	64,573,635
United Therapeutics Corp.(b)	118,385	13,395,263
		129,209,465
Building Products — 0.4%
Allegion PLC	45,014	3,482,283
Fortune Brands Home & Security Inc.	234,597	12,595,513
Johnson Controls International PLC	2,550,823	85,325,029
Lennox International Inc.	5,870	1,174,880
Masco Corp.	270,611	10,126,264
Owens Corning	302,169	19,148,450
USG Corp.(b)	224,708	9,689,409
		141,541,828
Capital Markets — 3.5%
Affiliated Managers Group Inc.	149,324	22,199,999
Ameriprise Financial Inc.	334,134	46,738,664
Bank of New York Mellon Corp. (The)	2,581,204	139,204,332
BGC Partners Inc., Class A	722,051	8,173,617
BlackRock Inc.(c)	340,079	169,713,024
Cboe Global Markets Inc.	22,504	2,341,991
CME Group Inc.	853,535	139,911,457
E*TRADE Financial Corp.(b)	564,290	34,511,976

iShares® Russell 1000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Franklin Resources Inc.	873,427	$ 27,993,335
Goldman Sachs Group Inc. (The)	977,354	215,574,972
Interactive Brokers Group Inc., Class A	17,438	1,123,182
Intercontinental Exchange Inc.	761,554	56,012,297
Invesco Ltd.	1,118,779	29,714,770
Lazard Ltd., Class A	23,384	1,143,711
Legg Mason Inc.	230,840	8,017,073
Morgan Stanley	3,446,033	163,341,964
Nasdaq Inc.	323,443	29,520,643
Northern Trust Corp.	411,467	42,335,840
Raymond James Financial Inc.	255,216	22,803,550
State Street Corp.	937,045	87,229,519
T Rowe Price Group Inc.	45,597	5,293,356
		1,252,899,272
Chemicals — 2.7%
Air Products & Chemicals Inc.	605,201	94,247,952
Albemarle Corp.	303,907	28,667,547
Ashland Global Holdings Inc.	171,840	13,434,451
Axalta Coating Systems Ltd.(b)	357,108	10,823,944
Cabot Corp.	167,223	10,329,365
Celanese Corp., Series A	137,006	15,215,886
CF Industries Holdings Inc.	643,183	28,557,325
DowDuPont Inc.	6,412,613	422,719,449
Eastman Chemical Co.	393,150	39,299,274
Ecolab Inc.	385,490	54,095,812
FMC Corp.	219,272	19,561,255
Huntsman Corp.	601,561	17,565,581
International Flavors & Fragrances Inc.	125,656	15,576,318
LyondellBasell Industries NV, Class A	462,620	50,818,807
Mosaic Co. (The)	968,428	27,164,405
Olin Corp.	460,077	13,213,411
Platform Specialty Products Corp.(a)(b)	305,961	3,549,148
PPG Industries Inc.	643,227	66,721,937
Praxair Inc.	84,057	13,293,615
RPM International Inc.	288,573	16,829,577
Scotts Miracle-Gro Co. (The)	56,319	4,683,488
Valvoline Inc.	539,653	11,640,315
Westlake Chemical Corp.	7,732	832,195
WR Grace & Co.	46,866	3,435,747
		982,276,804
Commercial Services & Supplies — 0.2%
ADT Inc.(a)	291,003	2,517,176
Clean Harbors Inc.(b)	141,931	7,884,267
KAR Auction Services Inc.	23,745	1,301,226
Republic Services Inc.	567,052	38,763,675
Stericycle Inc.(b)	228,473	14,917,002
Waste Management Inc.	180,929	14,716,765
		80,100,111
Communications Equipment — 1.9%
ARRIS International PLC(b)	481,138	11,761,418
Cisco Systems Inc.	13,319,784	573,150,306
CommScope Holding Co. Inc.(b)	523,398	15,285,839
EchoStar Corp., Class A(b)	131,736	5,849,078
Juniper Networks Inc.	953,072	26,133,234
Motorola Solutions Inc.	396,642	46,157,230
		678,337,105
Construction & Engineering — 0.2%
AECOM(b)	440,188	14,539,410
Fluor Corp.	386,795	18,867,860
Security	Shares	Value
Construction & Engineering (continued)
Jacobs Engineering Group Inc.	351,619	$ 22,324,290
Quanta Services Inc.(b)	292,652	9,774,577
Valmont Industries Inc.	60,847	9,172,685
		74,678,822
Construction Materials — 0.0%
Eagle Materials Inc.	15,736	1,651,808
Martin Marietta Materials Inc.	14,188	3,168,606
Vulcan Materials Co.	20,665	2,667,025
		7,487,439
Consumer Finance — 0.9%
Ally Financial Inc.	1,188,466	31,221,002
American Express Co.	622,439	60,999,022
Capital One Financial Corp.	1,234,130	113,416,547
Credit Acceptance Corp.(a)(b)	2,430	858,762
Discover Financial Services	520,930	36,678,681
Navient Corp.	720,763	9,391,542
OneMain Holdings Inc.(b)	195,621	6,512,223
Santander Consumer USA Holdings Inc.	277,507	5,297,609
SLM Corp.(b)	1,199,754	13,737,183
Synchrony Financial	1,360,045	45,398,302
		323,510,873
Containers & Packaging — 0.6%
AptarGroup Inc.	171,429	16,008,040
Ardagh Group SA	50,920	846,290
Ball Corp.	948,616	33,723,299
Bemis Co. Inc.	249,636	10,537,136
Berry Global Group Inc.(b)	181,196	8,324,144
Graphic Packaging Holding Co.	707,878	10,271,310
International Paper Co.	1,013,414	52,778,601
Owens-Illinois Inc.(b)	445,849	7,494,722
Sealed Air Corp.	199,319	8,461,091
Silgan Holdings Inc.	141,401	3,793,789
Sonoco Products Co.	271,102	14,232,855
WestRock Co.	701,010	39,971,590
		206,442,867
Distributors — 0.2%
Genuine Parts Co.	394,482	36,209,503
LKQ Corp.(b)	709,066	22,619,205
		58,828,708
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(b)	24,442	2,505,794
Graham Holdings Co., Class B	11,558	6,774,144
H&R Block Inc.	472,751	10,769,267
Service Corp. International/U.S.	258,381	9,247,456
		29,296,661
Diversified Financial Services — 2.6%
AXA Equitable Holdings Inc.(b)	379,618	7,823,927
Berkshire Hathaway Inc., Class B(b)	4,676,437	872,856,966
Jefferies Financial Group Inc.	855,709	19,458,823
Voya Financial Inc.(a)	432,206	20,313,682
		920,453,398
Diversified Telecommunication Services — 3.5%
AT&T Inc.	20,076,935	644,670,383
CenturyLink Inc.	2,638,515	49,181,920
Verizon Communications Inc.	11,425,614	574,822,640
		1,268,674,943
Electric Utilities — 3.4%
Alliant Energy Corp.	638,638	27,027,160

iShares® Russell 1000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
American Electric Power Co. Inc.	1,361,841	$ 94,307,489
Avangrid Inc.	154,696	8,188,059
Duke Energy Corp.	1,937,691	153,232,604
Edison International	876,803	55,475,326
Entergy Corp.	498,895	40,305,727
Evergy Inc.	747,188	41,954,606
Eversource Energy	873,677	51,206,209
Exelon Corp.	2,663,357	113,459,008
FirstEnergy Corp.	1,316,144	47,262,731
Hawaiian Electric Industries Inc.	298,448	10,236,767
NextEra Energy Inc.	1,300,516	217,225,188
OGE Energy Corp.	550,009	19,365,817
PG&E Corp.	1,426,650	60,718,224
Pinnacle West Capital Corp.	307,943	24,807,888
PPL Corp.	1,932,938	55,185,380
Southern Co. (The)	2,795,748	129,471,090
Xcel Energy Inc.	1,403,799	64,125,538
		1,213,554,811
Electrical Equipment — 0.6%
Acuity Brands Inc.(a)	112,178	12,998,065
AMETEK Inc.	508,939	36,725,038
Eaton Corp. PLC	1,206,326	90,160,805
Emerson Electric Co.	502,426	34,737,734
GrafTech International Ltd.	105,368	1,895,570
Hubbell Inc.	48,657	5,144,991
nVent Electric PLC(b)	443,622	11,134,912
Regal Beloit Corp.	120,568	9,862,463
Sensata Technologies Holding PLC(a)(b)	212,359	10,104,041
		212,763,619
Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics Inc.(b)	239,889	18,058,844
Avnet Inc.	322,971	13,852,226
Coherent Inc.(b)	19,312	3,020,783
Corning Inc.	2,256,151	62,066,714
Dolby Laboratories Inc., Class A	166,601	10,277,616
FLIR Systems Inc.	337,377	17,533,483
Jabil Inc.	461,693	12,770,428
Keysight Technologies Inc.(b)	516,299	30,477,130
Littelfuse Inc.	11,222	2,560,636
National Instruments Corp.	57,238	2,402,851
Trimble Inc.(b)	687,770	22,586,367
		195,607,078
Energy Equipment & Services — 1.1%
Apergy Corp.(a)(b)	206,665	8,628,264
Baker Hughes a GE Co.	1,148,954	37,949,951
Helmerich & Payne Inc.	292,688	18,661,787
Nabors Industries Ltd.	940,679	6,029,752
National Oilwell Varco Inc.(a)	1,053,989	45,743,122
Patterson-UTI Energy Inc.	602,774	10,849,932
RPC Inc.	99,154	1,444,674
Schlumberger Ltd.	3,828,072	256,595,666
Transocean Ltd.(a)(b)	1,182,619	15,894,399
Weatherford International PLC(a)(b)	2,745,778	9,033,610
		410,831,157
Equity Real Estate Investment Trusts (REITs) — 4.7%
Alexandria Real Estate Equities Inc.	258,640	32,632,609
American Campus Communities Inc.	375,576	16,104,699
American Homes 4 Rent, Class A(a)	712,886	15,811,811
Apartment Investment & Management Co., Class A	430,521	18,211,038
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Apple Hospitality REIT Inc.	597,222	$ 10,678,329
AvalonBay Communities Inc.	380,940	65,479,777
Boston Properties Inc.	426,171	53,450,367
Brandywine Realty Trust(a)	484,178	8,172,925
Brixmor Property Group Inc.	831,697	14,496,479
Camden Property Trust	244,825	22,310,902
Colony Capital Inc.(a)	1,271,061	7,931,421
Columbia Property Trust Inc.	326,158	7,407,048
Corporate Office Properties Trust(a)	281,489	8,160,366
Crown Castle International Corp.	281,233	30,322,542
CubeSmart(a)	501,249	16,150,243
CyrusOne Inc.	270,266	15,772,724
DCT Industrial Trust Inc.	259,958	17,346,997
DDR Corp.	448,698	8,031,694
Digital Realty Trust Inc.(a)	567,207	63,288,957
Douglas Emmett Inc.	442,750	17,789,695
Duke Realty Corp.	983,875	28,561,891
Empire State Realty Trust Inc., Class A	371,553	6,353,556
EPR Properties	206,783	13,397,471
Equity Commonwealth(b)	323,729	10,197,464
Equity Residential	990,280	63,070,933
Essex Property Trust Inc.	181,351	43,355,584
Extra Space Storage Inc.(a)	44,742	4,465,699
Federal Realty Investment Trust	200,891	25,422,756
Forest City Realty Trust Inc., Class A	587,055	13,390,725
Gaming and Leisure Properties Inc.	355,742	12,735,564
GGP Inc.	1,715,551	35,048,707
HCP Inc.	1,297,440	33,499,901
Healthcare Trust of America Inc., Class A(a)	562,230	15,157,721
Highwoods Properties Inc.	280,259	14,217,539
Hospitality Properties Trust	448,687	12,836,935
Host Hotels & Resorts Inc.	2,020,235	42,566,351
Hudson Pacific Properties Inc.	372,694	13,204,548
Invitation Homes Inc.(a)	823,682	18,994,107
Iron Mountain Inc.(a)	783,259	27,421,898
JBG SMITH Properties	285,825	10,424,038
Kilroy Realty Corp.	267,207	20,211,537
Kimco Realty Corp.(a)	1,121,195	19,049,103
Lamar Advertising Co., Class A(a)	21,355	1,458,760
Liberty Property Trust	406,609	18,024,977
Life Storage Inc.	119,279	11,607,039
Macerich Co. (The)	375,026	21,312,728
Medical Properties Trust Inc.	1,000,496	14,046,964
Mid-America Apartment Communities Inc.(a)	312,777	31,487,261
National Retail Properties Inc.	422,209	18,560,308
Omega Healthcare Investors Inc.(a)	495,394	15,357,214
Outfront Media Inc.	370,152	7,199,456
Paramount Group Inc.(a)	571,572	8,802,209
Park Hotels & Resorts Inc.	546,687	16,745,023
Prologis Inc.(a)	1,463,003	96,104,667
Rayonier Inc.	355,573	13,757,119
Realty Income Corp.(a)	784,692	42,208,583
Regency Centers Corp.	418,941	26,007,857
Retail Properties of America Inc., Class A	604,112	7,720,551
Senior Housing Properties Trust	648,408	11,729,701
Simon Property Group Inc.	69,748	11,870,412
SL Green Realty Corp.(a)	235,627	23,687,582
Spirit Realty Capital Inc.	1,179,638	9,472,493
STORE Capital Corp.	491,588	13,469,511
Sun Communities Inc.	215,022	21,046,353

iShares® Russell 1000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
UDR Inc.	731,912	$ 27,475,976
Uniti Group Inc.(b)	454,591	9,105,458
Ventas Inc.	982,242	55,938,682
VEREIT Inc.(a)	2,674,223	19,896,219
VICI Properties Inc.	752,482	15,531,228
Vornado Realty Trust	475,516	35,150,143
Weingarten Realty Investors	329,279	10,145,086
Welltower Inc.(a)	1,027,146	64,391,783
Weyerhaeuser Co.	2,089,683	76,189,842
WP Carey Inc.(a)	291,846	19,363,982
		1,707,999,818
Food & Staples Retailing — 1.6%
Casey's General Stores Inc.	102,761	10,798,126
Kroger Co. (The)	2,347,123	66,775,649
U.S. Foods Holding Corp.(b)	558,931	21,138,770
Walgreens Boots Alliance Inc.	2,336,385	140,218,146
Walmart Inc.	3,940,472	337,501,427
		576,432,118
Food Products — 2.1%
Archer-Daniels-Midland Co.	1,541,107	70,628,934
Bunge Ltd.	388,283	27,067,208
Campbell Soup Co.	151,520	6,142,621
Conagra Brands Inc.	1,040,230	37,167,418
Flowers Foods Inc.	494,411	10,298,581
General Mills Inc.	1,552,856	68,729,407
Hain Celestial Group Inc. (The)(b)	262,746	7,829,831
Hershey Co. (The)	34,839	3,242,117
Hormel Foods Corp.(a)	749,322	27,882,272
Ingredion Inc.	198,431	21,966,312
JM Smucker Co. (The)	303,560	32,626,629
Kellogg Co.	342,536	23,932,990
Kraft Heinz Co. (The)	1,663,751	104,516,838
Lamb Weston Holdings Inc.	403,966	27,675,711
McCormick & Co. Inc./MD, NVS	315,878	36,670,277
Mondelez International Inc., Class A	3,999,464	163,978,024
Pilgrim's Pride Corp.(b)	145,887	2,936,705
Pinnacle Foods Inc.	326,636	21,250,938
Post Holdings Inc.(a)(b)	76,164	6,551,627
Seaboard Corp.	810	3,209,819
TreeHouse Foods Inc.(a)(b)	150,146	7,884,166
Tyson Foods Inc., Class A	802,435	55,247,650
		767,436,075
Gas Utilities — 0.2%
Atmos Energy Corp.	300,192	27,059,307
National Fuel Gas Co.	223,892	11,857,320
UGI Corp.	476,371	24,804,638
		63,721,265
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	4,725,358	288,199,584
Baxter International Inc.	1,226,312	90,550,878
Becton Dickinson and Co.	664,924	159,289,193
Boston Scientific Corp.(b)	878,807	28,736,989
Cooper Companies Inc. (The)(a)	112,222	26,422,670
Danaher Corp.	1,706,795	168,426,531
DENTSPLY SIRONA Inc.	616,955	27,004,120
Hill-Rom Holdings Inc.	63,990	5,588,887
Hologic Inc.(a)(b)	748,467	29,751,563
Integra LifeSciences Holdings Corp.(b)	45,125	2,906,501
Medtronic PLC	3,737,121	319,934,929
Security	Shares	Value
Health Care Equipment & Supplies (continued)
STERIS PLC	230,866	$ 24,243,239
Teleflex Inc.	101,664	27,267,301
West Pharmaceutical Services Inc.	155,054	15,395,312
Zimmer Biomet Holdings Inc.	561,877	62,615,573
		1,276,333,270
Health Care Providers & Services — 2.7%
Acadia Healthcare Co. Inc.(a)(b)	238,559	9,759,449
Aetna Inc.	563,512	103,404,452
Anthem Inc.	705,222	167,863,993
Cardinal Health Inc.	857,452	41,869,381
Centene Corp.(b)	64,940	8,001,257
Cigna Corp.(a)	392,322	66,675,124
CVS Health Corp.	2,806,656	180,608,314
DaVita Inc.(b)	179,422	12,459,064
Envision Healthcare Corp.(a)(b)	265,850	11,700,058
Express Scripts Holding Co.(b)	1,423,086	109,876,470
HCA Healthcare Inc.	219,467	22,517,314
Henry Schein Inc.(b)	360,740	26,204,154
Humana Inc.	19,375	5,766,581
Laboratory Corp. of America Holdings(a)(b)	264,836	47,546,007
McKesson Corp.	498,259	66,467,751
MEDNAX Inc.(b)	254,847	11,029,778
Molina Healthcare Inc.(b)	26,280	2,573,863
Premier Inc., Class A(a)(b)	96,786	3,521,075
Quest Diagnostics Inc.	374,338	41,154,720
Universal Health Services Inc., Class B	233,487	26,019,791
WellCare Health Plans Inc.(b)	7,888	1,942,341
		966,960,937
Health Care Technology — 0.1%
Cerner Corp.(b)	483,614	28,915,281
Hotels, Restaurants & Leisure — 1.8%
Aramark	673,916	25,002,284
Caesars Entertainment Corp.(a)(b)	1,637,857	17,525,070
Carnival Corp.	1,119,223	64,142,670
Darden Restaurants Inc.	169,538	18,150,738
Extended Stay America Inc.	208,656	4,509,056
Hyatt Hotels Corp., Class A	125,254	9,663,346
International Game Technology PLC	256,482	5,960,642
Las Vegas Sands Corp.	383,480	29,282,533
McDonald's Corp.	1,749,696	274,159,866
MGM Resorts International	1,305,336	37,893,904
Norwegian Cruise Line Holdings Ltd.(b)	565,872	26,737,452
Royal Caribbean Cruises Ltd.	465,477	48,223,417
Yum China Holdings Inc.	935,479	35,978,522
Yum! Brands Inc.	632,194	49,450,215
		646,679,715
Household Durables — 0.5%
DR Horton Inc.	392,708	16,101,028
Garmin Ltd.	314,043	19,156,623
Leggett & Platt Inc.	361,264	16,126,825
Lennar Corp., Class A	362,389	19,025,423
Lennar Corp., Class B(a)	19,992	853,458
Mohawk Industries Inc.(b)	171,651	36,779,660
Newell Brands Inc.	1,244,527	32,096,351
PulteGroup Inc.	487,790	14,023,963
Toll Brothers Inc.	191,076	7,067,901
Whirlpool Corp.	191,187	27,957,275
		189,188,507

iShares® Russell 1000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products — 1.9%
Church & Dwight Co. Inc.	102,491	$ 5,448,422
Clorox Co. (The)	46,547	6,295,482
Colgate-Palmolive Co.	1,915,622	124,151,462
Energizer Holdings Inc.	69,099	4,350,473
Kimberly-Clark Corp.	125,018	13,169,396
Procter & Gamble Co. (The)	6,953,271	542,772,334
Spectrum Brands Holdings Inc.	60,608	4,946,825
		701,134,394
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp./VA	1,823,670	24,455,415
NRG Energy Inc.	867,638	26,636,487
Vistra Energy Corp.(b)	1,130,367	26,744,483
		77,836,385
Industrial Conglomerates — 1.6%
3M Co.	262,854	51,708,639
Carlisle Companies Inc.	164,263	17,791,326
General Electric Co.	23,807,651	324,022,130
Honeywell International Inc.	780,152	112,380,896
Roper Technologies Inc.	227,540	62,780,561
		568,683,552
Insurance — 4.2%
Aflac Inc.	2,109,647	90,757,014
Alleghany Corp.	35,914	20,649,473
Allstate Corp. (The)	969,011	88,441,634
American Financial Group Inc./OH	198,048	21,256,492
American International Group Inc.	2,124,226	112,626,462
American National Insurance Co.	20,405	2,440,234
Arch Capital Group Ltd.(b)	898,241	23,767,457
Arthur J Gallagher & Co.	497,618	32,484,503
Aspen Insurance Holdings Ltd.	162,845	6,627,791
Assurant Inc.	144,682	14,973,140
Assured Guaranty Ltd.	304,470	10,878,713
Athene Holding Ltd., Class A, NVS(b)	437,975	19,200,824
Axis Capital Holdings Ltd.	201,898	11,229,567
Brighthouse Financial Inc.(b)	331,192	13,270,863
Brown & Brown Inc.	597,119	16,558,110
Chubb Ltd.	1,279,719	162,549,907
Cincinnati Financial Corp.	423,655	28,325,573
CNA Financial Corp.	75,522	3,449,845
Erie Indemnity Co., Class A, NVS	15,732	1,844,734
Everest Re Group Ltd.	67,524	15,562,932
First American Financial Corp.	300,295	15,531,257
FNF Group	728,334	27,399,925
Hanover Insurance Group Inc. (The)	116,836	13,968,912
Hartford Financial Services Group Inc. (The)	986,451	50,437,240
Lincoln National Corp.	602,411	37,500,085
Loews Corp.(a)	775,705	37,451,037
Markel Corp.(a)(b)	34,176	37,058,746
Marsh & McLennan Companies Inc.	746,413	61,183,474
Mercury General Corp.	75,295	3,430,440
MetLife Inc.	2,383,573	103,923,783
Old Republic International Corp.	780,714	15,544,016
Principal Financial Group Inc.	780,264	41,314,979
Prudential Financial Inc.	1,159,174	108,394,361
Reinsurance Group of America Inc.	177,848	23,739,151
RenaissanceRe Holdings Ltd.	100,093	12,043,190
Torchmark Corp.	290,711	23,666,782
Travelers Companies Inc. (The)	599,901	73,391,888
Unum Group	577,940	21,378,001
Security	Shares	Value
Insurance (continued)
Validus Holdings Ltd.	183,017	$ 12,371,949
White Mountains Insurance Group Ltd.	8,603	7,799,566
Willis Towers Watson PLC	363,196	55,060,514
WR Berkley Corp.	261,993	18,970,913
XL Group Ltd.	447,981	25,064,537
		1,523,520,014
Internet & Direct Marketing Retail — 0.1%
Qurate Retail Inc.(a)(b)	1,199,502	25,453,432
Internet Software & Services — 0.2%
Akamai Technologies Inc.(b)	28,823	2,110,708
eBay Inc.(b)	2,021,515	73,300,134
LogMeIn Inc.	48,046	4,960,749
Zillow Group Inc., Class A(b)	40,286	2,407,089
Zillow Group Inc., Class C, NVS(a)(b)	86,831	5,128,239
		87,906,919
IT Services — 1.2%
Amdocs Ltd.	394,088	26,084,685
Booz Allen Hamilton Holding Corp.	14,189	620,485
Cognizant Technology Solutions Corp., Class A	157,895	12,472,126
Conduent Inc.(b)	525,216	9,543,175
CoreLogic Inc./U.S.(b)	83,935	4,356,227
DXC Technology Co.	787,607	63,489,000
Euronet Worldwide Inc.(b)	67,466	5,651,627
Fidelity National Information Services Inc.	832,555	88,275,807
Genpact Ltd.	261,996	7,579,544
International Business Machines Corp.	713,000	99,606,100
Leidos Holdings Inc.	394,513	23,276,267
Sabre Corp.	123,363	3,039,664
Teradata Corp.(b)	96,969	3,893,305
Western Union Co. (The)	920,132	18,706,284
Worldpay Inc., Class A(b)	734,025	60,028,564
		426,622,860
Leisure Products — 0.1%
Brunswick Corp./DE	215,907	13,921,683
Hasbro Inc.	68,085	6,284,926
Mattel Inc.(a)	739,361	12,140,308
		32,346,917
Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	889,615	55,013,791
Bio-Rad Laboratories Inc., Class A(b)	58,725	16,944,511
Bruker Corp.	165,016	4,792,065
Charles River Laboratories International Inc.(b)	36,891	4,141,384
IQVIA Holdings Inc.(b)	449,430	44,862,103
PerkinElmer Inc.	303,326	22,212,563
QIAGEN NV(a)(b)	611,317	22,105,223
Thermo Fisher Scientific Inc.	1,042,004	215,840,708
Waters Corp.(a)(b)	15,439	2,988,836
		388,901,184
Machinery — 1.3%
AGCO Corp.	183,589	11,147,524
Caterpillar Inc.	129,851	17,616,885
Colfax Corp.(a)(b)	245,747	7,532,146
Crane Co.	137,822	11,043,677
Cummins Inc.	269,259	35,811,447
Donaldson Co. Inc.	18,223	822,222
Dover Corp.	418,336	30,622,195
Flowserve Corp.	360,784	14,575,674
Fortive Corp.(a)	69,584	5,365,622

iShares® Russell 1000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Gardner Denver Holdings Inc.(a)(b)	196,679	$ 5,780,396
Gates Industrial Corp. PLC(a)(b)	122,453	1,992,310
IDEX Corp.	12,749	1,739,983
Ingersoll-Rand PLC	313,579	28,137,444
ITT Inc.	240,916	12,592,679
Middleby Corp. (The)(b)	62,383	6,514,033
Nordson Corp.	10,530	1,352,157
Oshkosh Corp.	202,826	14,262,724
PACCAR Inc.	947,236	58,690,743
Parker-Hannifin Corp.	300,034	46,760,299
Pentair PLC	443,733	18,672,285
Snap-on Inc.	153,860	24,728,379
Stanley Black & Decker Inc.	426,320	56,619,559
Terex Corp.	187,465	7,909,148
Timken Co. (The)	189,061	8,233,607
Trinity Industries Inc.	405,523	13,893,218
Wabtec Corp./DE(a)	151,620	14,946,700
Xylem Inc./NY	217,998	14,688,705
		472,051,761
Marine — 0.0%
Kirby Corp.(a)(b)	162,597	13,593,109
Media — 3.0%
Charter Communications Inc., Class A(b)	145,071	42,536,268
Cinemark Holdings Inc.	295,206	10,355,826
Comcast Corp., Class A	12,618,519	414,013,608
Discovery Inc., Class A(a)(b)	424,216	11,665,940
Discovery Inc., Class C, NVS(b)	951,853	24,272,251
DISH Network Corp., Class A(a)(b)	612,330	20,580,411
GCI Liberty Inc., Class A(b)	277,921	12,528,679
Interpublic Group of Companies Inc. (The)	951,323	22,299,011
John Wiley & Sons Inc., Class A	122,164	7,623,034
Liberty Broadband Corp., Class A(a)(b)	70,356	5,321,728
Liberty Broadband Corp., Class C, NVS(b)	287,030	21,733,912
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	65,452	2,311,110
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	544,167	20,204,921
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	232,368	10,468,178
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	469,067	21,276,879
Lions Gate Entertainment Corp., Class A	125,801	3,122,381
Lions Gate Entertainment Corp., Class B, NVS(a)	245,613	5,762,081
Madison Square Garden Co. (The), Class A(a)(b)	45,711	14,179,095
News Corp., Class A, NVS	1,053,515	16,329,483
News Corp., Class B	334,418	5,300,525
Omnicom Group Inc.	210,824	16,079,546
Tribune Media Co., Class A	238,353	9,121,769
Twenty-First Century Fox Inc., Class A, NVS	2,881,443	143,178,903
Twenty-First Century Fox Inc., Class B	1,348,687	66,449,808
Viacom Inc., Class A(a)	20,850	739,133
Viacom Inc., Class B, NVS	974,486	29,390,498
Walt Disney Co. (The)	1,169,438	122,568,797
		1,079,413,775
Metals & Mining — 0.8%
Alcoa Corp.(b)	515,305	24,157,498
Freeport-McMoRan Inc.	3,993,074	68,920,457
Newmont Mining Corp.	1,470,918	55,468,318
Nucor Corp.	877,783	54,861,437
Reliance Steel & Aluminum Co.	193,456	16,935,138
Security	Shares	Value
Metals & Mining (continued)
Royal Gold Inc.	105,631	$ 9,806,782
Steel Dynamics Inc.	528,465	24,282,967
U.S. Steel Corp.	486,146	16,893,574
		271,326,171
Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	1,160,665	21,576,762
Annaly Capital Management Inc.(a)	3,193,737	32,863,554
Chimera Investment Corp.	513,589	9,388,407
MFA Financial Inc.	1,094,678	8,297,659
New Residential Investment Corp.	921,095	16,109,952
Starwood Property Trust Inc.(a)	703,913	15,281,951
Two Harbors Investment Corp.	478,362	7,558,120
		111,076,405
Multi-Utilities — 1.8%
Ameren Corp.	670,918	40,825,360
CenterPoint Energy Inc.	1,190,820	32,997,622
CMS Energy Corp.	777,013	36,737,175
Consolidated Edison Inc.	859,290	67,007,434
Dominion Energy Inc.	1,798,778	122,640,684
DTE Energy Co.	499,025	51,713,961
MDU Resources Group Inc.	534,922	15,341,563
NiSource Inc.	999,888	26,277,057
Public Service Enterprise Group Inc.	1,392,222	75,374,899
SCANA Corp.	393,016	15,138,976
Sempra Energy	729,608	84,714,785
Vectren Corp.	229,453	16,394,417
WEC Energy Group Inc.	870,837	56,299,612
		641,463,545
Multiline Retail — 0.6%
Dollar Tree Inc.(b)	537,507	45,688,095
Kohl's Corp.	461,007	33,607,410
Macy's Inc.	843,909	31,587,514
Target Corp.	1,480,904	112,726,413
		223,609,432
Oil, Gas & Consumable Fuels — 10.0%
Anadarko Petroleum Corp.	943,833	69,135,767
Andeavor	388,688	50,988,092
Antero Resources Corp.(a)(b)	310,786	6,635,281
Apache Corp.	987,803	46,179,790
Cabot Oil & Gas Corp.	324,573	7,724,837
Centennial Resource Development Inc./DE, Class A(a)(b)	509,090	9,194,165
Cheniere Energy Inc.(b)	175,865	11,464,639
Chesapeake Energy Corp.(a)(b)	2,479,307	12,991,569
Chevron Corp.	5,261,094	665,160,114
Cimarex Energy Co.	226,926	23,087,451
CNX Resources Corp.(b)	591,225	10,511,981
Concho Resources Inc.(a)(b)	407,595	56,390,768
ConocoPhillips	3,233,646	225,126,435
Continental Resources Inc./OK(a)(b)	124,846	8,085,027
Devon Energy Corp.	1,441,603	63,372,868
Diamondback Energy Inc.(a)	200,402	26,366,891
Energen Corp.(b)	240,977	17,547,945
EOG Resources Inc.	1,415,939	176,185,290
EQT Corp.	730,696	40,319,805
Extraction Oil & Gas Inc.(a)(b)	304,923	4,479,319
Exxon Mobil Corp.	11,701,567	968,070,638
Hess Corp.	731,140	48,905,955
HollyFrontier Corp.	446,634	30,563,165

iShares® Russell 1000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Inc./DE	5,237,712	$ 92,550,371
Kosmos Energy Ltd.(a)(b)	528,290	4,368,958
Marathon Oil Corp.	2,348,126	48,981,908
Marathon Petroleum Corp.	1,263,473	88,645,266
Murphy Oil Corp.	452,351	15,275,893
Newfield Exploration Co.(a)(b)	349,279	10,565,690
Noble Energy Inc.	1,323,989	46,710,332
Occidental Petroleum Corp.	2,115,822	177,051,985
ONEOK Inc.	662,719	46,277,668
Parsley Energy Inc., Class A(b)	219,200	6,637,376
PBF Energy Inc., Class A	307,494	12,893,223
Phillips 66	1,160,684	130,356,420
Pioneer Natural Resources Co.	209,858	39,713,528
QEP Resources Inc.(b)	651,389	7,986,029
Range Resources Corp.(a)	581,422	9,727,190
RSP Permian Inc.(b)	184,910	8,139,738
SM Energy Co.	306,017	7,861,577
Targa Resources Corp.	596,400	29,515,836
Valero Energy Corp.	1,188,461	131,717,133
Whiting Petroleum Corp.(a)(b)	247,208	13,032,806
Williams Companies Inc. (The)	2,286,759	61,994,036
WPX Energy Inc.(b)	1,094,556	19,734,845
		3,588,225,600
Paper & Forest Products — 0.0%
Domtar Corp.	172,131	8,217,534
Personal Products — 0.1%
Coty Inc., Class A	1,284,583	18,112,620
Herbalife Nutrition Ltd.(b)	259,589	13,945,121
Nu Skin Enterprises Inc., Class A	104,876	8,200,255
		40,257,996
Pharmaceuticals — 6.1%
Allergan PLC	935,662	155,993,569
Bristol-Myers Squibb Co.	2,113,884	116,982,341
Catalent Inc.(b)	281,016	11,771,760
Eli Lilly & Co.	1,021,754	87,186,269
Jazz Pharmaceuticals PLC(b)	13,132	2,262,644
Johnson & Johnson	6,080,616	737,821,945
Merck & Co. Inc.	6,938,882	421,190,137
Mylan NV(b)	1,416,372	51,187,684
Perrigo Co. PLC	356,417	25,986,363
Pfizer Inc.	16,025,093	581,390,374
		2,191,773,086
Professional Services — 0.4%
Dun & Bradstreet Corp. (The)	57,760	7,084,264
Equifax Inc.	240,383	30,074,317
IHS Markit Ltd.(b)	1,074,153	55,415,554
ManpowerGroup Inc.	181,004	15,577,204
Nielsen Holdings PLC	983,511	30,419,995
		138,571,334
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(b)	454,894	21,716,639
Howard Hughes Corp. (The)(a)(b)	63,660	8,434,950
Jones Lang LaSalle Inc.	125,035	20,754,560
Realogy Holdings Corp.(a)	349,959	7,979,065
		58,885,214
Road & Rail — 0.8%
AMERCO	19,284	6,867,996
CSX Corp.	1,221,015	77,876,337
Security	Shares	Value
Road & Rail (continued)
Genesee & Wyoming Inc., Class A(a)(b)	129,468	$ 10,528,338
Kansas City Southern	282,327	29,915,369
Knight-Swift Transportation Holdings Inc.	355,329	13,577,121
Norfolk Southern Corp.	779,564	117,612,821
Ryder System Inc.	143,525	10,313,706
Schneider National Inc., Class B	109,412	3,009,924
Union Pacific Corp.	172,381	24,422,940
		294,124,552
Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices Inc.	858,154	82,314,132
Broadcom Inc.	477,481	115,855,990
Cypress Semiconductor Corp.	306,253	4,771,422
First Solar Inc.(b)	225,985	11,900,370
Intel Corp.	12,885,349	640,530,699
Marvell Technology Group Ltd.	1,098,807	23,558,422
Micron Technology Inc.(b)	693,453	36,364,675
NXP Semiconductors NV(b)	899,240	98,259,955
Qorvo Inc.(b)	348,357	27,927,781
QUALCOMM Inc.	4,094,693	229,794,171
Skyworks Solutions Inc.	146,384	14,148,013
Teradyne Inc.	442,834	16,858,690
		1,302,284,320
Software — 1.7%
Aspen Technology Inc.(b)	10,633	986,104
Autodesk Inc.(b)	96,836	12,694,231
CA Inc.	865,739	30,863,595
Dell Technologies Inc., Class V(b)	511,366	43,251,336
FireEye Inc.(a)(b)	174,508	2,685,678
Microsoft Corp.	1,109,484	109,406,217
Nuance Communications Inc.(a)(b)	810,744	11,257,181
Oracle Corp.	7,165,675	315,719,641
SS&C Technologies Holdings Inc.	35,434	1,839,025
Symantec Corp.	1,707,963	35,269,436
Synopsys Inc.(b)	369,832	31,646,524
Take-Two Interactive Software Inc.(b)	126,775	15,005,089
Zynga Inc., Class A(b)	2,109,228	8,584,558
		619,208,615
Specialty Retail — 0.6%
Advance Auto Parts Inc.(a)	136,170	18,478,269
AutoNation Inc.(a)(b)	152,914	7,428,562
AutoZone Inc.(b)	9,309	6,245,687
Best Buy Co. Inc.	497,121	37,075,284
CarMax Inc.(b)	193,489	14,099,544
Dick's Sporting Goods Inc.	213,484	7,525,311
Foot Locker Inc.	323,871	17,051,808
Gap Inc. (The)	565,533	18,317,614
L Brands Inc.	519,681	19,165,835
Michaels Companies Inc. (The)(a)(b)	252,843	4,847,000
Penske Automotive Group Inc.	97,724	4,578,370
Tiffany & Co.	281,555	37,052,638
Williams-Sonoma Inc.	176,979	10,862,971
		202,728,893
Technology Hardware, Storage & Peripherals — 0.7%
Hewlett Packard Enterprise Co.	4,285,497	62,611,111
HP Inc.	4,535,222	102,904,187
NCR Corp.(b)	57,893	1,735,632
Western Digital Corp.	826,941	64,013,503
Xerox Corp.	615,331	14,767,944
		246,032,377

iShares® Russell 1000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co.	73,921	$ 6,761,554
Michael Kors Holdings Ltd.(b)	182,162	12,131,989
PVH Corp.	211,199	31,620,714
Ralph Lauren Corp.	151,501	19,046,706
Skechers U.S.A. Inc., Class A(b)	193,311	5,801,263
Tapestry Inc.	638,316	29,815,740
Under Armour Inc., Class A(a)(b)	118,195	2,657,024
Under Armour Inc., Class C, NVS(a)(b)	120,105	2,531,814
VF Corp.	205,327	16,738,257
		127,105,061
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	1,313,340	14,499,274
TFS Financial Corp.	136,487	2,152,400
		16,651,674
Tobacco — 1.0%
Philip Morris International Inc.	4,290,250	346,394,785
Trading Companies & Distributors — 0.1%
Air Lease Corp.	247,632	10,393,115
HD Supply Holdings Inc.(b)	358,549	15,378,167
MSC Industrial Direct Co. Inc., Class A	67,716	5,745,703
Univar Inc.(b)	270,097	7,087,345
Watsco Inc.	17,313	3,086,562
WESCO International Inc.(b)	129,435	7,390,738
		49,081,630
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	219,219	9,251,042
Water Utilities — 0.2%
American Water Works Co. Inc.	491,624	41,974,857
Aqua America Inc.	490,813	17,266,801
		59,241,658
Security	Shares	Value
Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	1,776,498	$ 9,664,149
Telephone & Data Systems Inc.	269,242	7,382,616
T-Mobile U.S. Inc.(b)	294,145	17,575,164
U.S. Cellular Corp.(b)	28,336	1,049,565
		35,671,494
Total Common Stocks — 99.8% (Cost: $32,500,572,969)		35,965,804,108
Short-Term Investments
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	263,731,922	263,784,669
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	25,412,795	25,412,795
		289,197,464
Total Short-Term Investments — 0.8% (Cost: $289,150,639)		289,197,464
Total Investments in Securities — 100.6% (Cost: $32,789,723,608)		36,255,001,572
Other Assets, Less Liabilities — (0.6)%		(219,881,551)
Net Assets — 100.0%		$ 36,035,120,021

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	353,837,224	—	(90,105,302) (a)	263,731,922	$263,784,669	$ 369,537(b)	$ 14,089	$ 55,450
BlackRock Cash Funds: Treasury, SL Agency Shares	37,607,284	—	(12,194,489) (a)	25,412,795	25,412,795	299,499	—	—
BlackRock Inc.	371,546	37,896	(69,363)	340,079	169,713,024	1,055,448	5,973,608	(21,247,606)
PNC Financial Services Group Inc. (The)	1,421,666	145,025	(271,030)	1,295,661	175,043,801	1,070,656	7,770,248	(30,381,379)
					$633,954,289	$2,795,140	$13,757,945	$ (51,573,535)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Russell 1000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	279	09/21/18	$ 37,967	$ (653,044)
S&P MidCap 400 E-Mini	120	09/21/18	23,473	(471,274)
				$ (1,124,318)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$35,965,804,108	$ —	$ —	$35,965,804,108
Money Market Funds	289,197,464	—	—	289,197,464
	$36,255,001,572	$ —	$ —	$36,255,001,572
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (1,124,318)	$ —	$ —	$ (1,124,318)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Russell 2000 ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
AAR Corp.	676,034	$ 31,428,821
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,487,433	43,864,399
Aerovironment Inc.(a)(b)	451,325	32,238,145
Astronics Corp.(a)(b)	450,066	16,188,874
Axon Enterprise Inc.(a)(b)	1,118,528	70,668,599
Cubic Corp.	527,809	33,885,338
Ducommun Inc.(a)(b)	236,805	7,835,878
Engility Holdings Inc.(a)(b)	383,800	11,759,632
Esterline Technologies Corp.(a)	556,835	41,094,423
KeyW Holding Corp. (The)(a)(b)	993,706	8,684,990
KLX Inc.(a)	1,070,299	76,954,498
Kratos Defense & Security Solutions Inc.(a)(b)	1,874,875	21,579,811
Maxar Technologies Ltd.	1,205,693	60,911,610
Mercury Systems Inc.(a)(b)	1,000,163	38,066,204
Moog Inc., Class A	683,017	53,248,005
National Presto Industries Inc.	106,173	13,165,452
Sparton Corp.(a)	205,652	3,905,332
Triumph Group Inc.(b)	1,086,100	21,287,560
Vectrus Inc.(a)(b)	246,109	7,585,079
Wesco Aircraft Holdings Inc.(a)(b)	1,120,136	12,601,530
		606,954,180
Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)	1,213,349	27,409,554
Atlas Air Worldwide Holdings Inc.(a)(b)	504,096	36,143,683
Echo Global Logistics Inc.(a)	595,401	17,415,479
Forward Air Corp.	624,620	36,902,550
Hub Group Inc., Class A(a)	695,523	34,637,045
Radiant Logistics Inc.(a)(b)	814,259	3,183,753
		155,692,064
Airlines — 0.4%
Allegiant Travel Co.	274,543	38,147,750
Hawaiian Holdings Inc.	1,072,842	38,568,670
SkyWest Inc.	1,084,359	56,278,232
Spirit Airlines Inc.(a)(b)	1,460,621	53,093,573
		186,088,225
Auto Components — 1.0%
American Axle & Manufacturing Holdings Inc.(a)	2,372,021	36,908,647
Cooper Tire & Rubber Co.	1,080,723	28,423,015
Cooper-Standard Holdings Inc.(a)	382,380	49,965,595
Dana Inc.	3,113,275	62,857,022
Dorman Products Inc.(a)(b)	562,370	38,415,495
Fox Factory Holding Corp.(a)(b)	752,093	35,009,929
Gentherm Inc.(a)(b)	763,280	29,996,904
LCI Industries	520,135	46,890,170
Modine Manufacturing Co.(a)	1,056,127	19,274,318
Motorcar Parts of America Inc.(a)(b)	400,071	7,485,328
Shiloh Industries Inc.(a)(b)	345,689	3,007,494
Standard Motor Products Inc.	457,231	22,102,547
Stoneridge Inc.(a)	584,805	20,550,048
Superior Industries International Inc.	538,265	9,634,943
Tenneco Inc.	1,082,470	47,585,381
Tower International Inc.	428,529	13,627,222
		471,734,058
Automobiles — 0.1%
Winnebago Industries Inc.(b)	656,403	26,649,962
Banks — 9.9%
1st Constitution Bancorp.	156,222	3,577,484
Security	Shares	Value
Banks (continued)
1st Source Corp.	337,539	$ 18,034,709
Access National Corp.	323,738	9,258,907
ACNB Corp.	145,447	4,952,470
Allegiance Bancshares Inc.(a)(b)	250,715	10,868,495
American National Bankshares Inc.	173,635	6,945,400
Ameris Bancorp.	850,210	45,358,703
Ames National Corp.	193,283	5,962,781
Arrow Financial Corp.	250,868	9,131,595
Atlantic Capital Bancshares Inc.(a)(b)	543,034	10,670,618
Auburn National BanCorp. Inc.(b)	50,275	2,494,143
Banc of California Inc.	881,055	17,224,625
BancFirst Corp.	383,662	22,712,790
Bancorp. Inc. (The)(a)(b)	1,075,924	11,254,165
BancorpSouth Bank	2,036,205	67,092,955
Bank of Commerce Holdings	358,785	4,574,509
Bank of Marin Bancorp.	144,840	11,710,314
Bank of NT Butterfield & Son Ltd. (The)	1,162,188	53,135,235
Bank of Princeton (The)(a)(b)	122,820	4,083,765
Bankwell Financial Group Inc.	136,975	4,403,746
Banner Corp.	686,505	41,279,546
Bar Harbor Bankshares	335,517	10,162,810
Baycom Corp.(a)	217,812	5,390,847
BCB Bancorp. Inc.	288,419	4,326,285
Berkshire Hills Bancorp. Inc.	867,259	35,210,715
Blue Hills Bancorp. Inc.	498,113	11,058,109
Boston Private Financial Holdings Inc.	1,772,895	28,189,031
Bridge Bancorp. Inc.	353,093	12,693,693
Brookline Bancorp. Inc.	1,644,054	30,579,404
Bryn Mawr Bank Corp.	424,421	19,650,692
Business First Bancshares Inc.	202,155	5,326,784
Byline Bancorp Inc.(a)(b)	350,642	7,833,342
C&F Financial Corp.	70,711	4,422,973
Cadence BanCorp(b)	1,016,740	29,353,284
Cambridge Bancorp(b)	78,505	6,793,823
Camden National Corp.	328,361	15,009,381
Capital City Bank Group Inc.	252,197	5,959,415
Capstar Financial Holdings Inc.(a)(b)	175,761	3,256,851
Carolina Financial Corp.(b)	401,429	17,229,333
Cathay General Bancorp.	1,646,535	66,668,202
CB Financial Services Inc.	99,514	3,423,282
CBTX Inc.(b)	396,753	13,112,687
CenterState Bank Corp.	1,758,850	52,448,907
Central Pacific Financial Corp.	548,335	15,709,798
Central Valley Community Bancorp.	245,233	5,189,130
Century Bancorp. Inc./MA, Class A, NVS	61,723	4,715,637
Chemical Financial Corp.	1,518,544	84,537,344
Chemung Financial Corp.	73,871	3,701,676
Citizens & Northern Corp.	265,615	6,868,804
City Holding Co.	314,767	23,679,921
Civista Bancshares Inc.	223,179	5,409,859
CNB Financial Corp./PA	307,482	9,242,909
CoBiz Financial Inc.	796,721	17,113,567
Codorus Valley Bancorp. Inc.	194,671	5,972,506
Columbia Banking System Inc.	1,556,312	63,653,161
Community Bank System Inc.	1,069,063	63,149,551
Community Bankers Trust Corp.(a)(b)	444,993	3,982,687
Community Financial Corp. (The )	102,077	3,609,443
Community Trust Bancorp. Inc.	333,439	16,655,278
ConnectOne Bancorp. Inc.	647,809	16,130,444
County Bancorp. Inc.(b)	113,817	3,129,968

iShares® Russell 2000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Customers Bancorp. Inc.(a)(b)	624,418	$ 17,720,983
CVB Financial Corp.	2,205,968	49,457,803
Eagle Bancorp. Inc.(a)(b)	678,967	41,620,677
Enterprise Bancorp. Inc./MA	209,490	8,469,681
Enterprise Financial Services Corp.	472,051	25,467,151
Equity Bancshares Inc., Class A(a)(b)	284,463	11,799,525
Esquire Financial Holdings Inc.(a)	127,115	3,354,565
Evans Bancorp. Inc.	105,640	4,870,004
Farmers & Merchants Bancorp. Inc./Archbold OH(b)	192,168	7,753,979
Farmers Capital Bank Corp.	159,036	8,285,776
Farmers National Banc Corp.	536,399	8,555,564
FB Financial Corp.(b)	282,049	11,485,035
FCB Financial Holdings Inc., Class A(a)(b)	903,033	53,098,340
Fidelity D&D Bancorp. Inc.	59,564	3,692,372
Fidelity Southern Corp.	462,366	11,748,720
Financial Institutions Inc.	326,864	10,753,826
First Bancorp. Inc./ME	227,655	6,424,424
First BanCorp./Puerto Rico(a)	4,549,603	34,804,463
First Bancorp./Southern Pines NC(b)	622,889	25,482,389
First Bancshares Inc. (The)	263,588	9,475,989
First Bank/Hamilton NJ(b)	347,289	4,827,317
First Busey Corp.	930,453	29,513,969
First Business Financial Services Inc.	182,246	4,738,396
First Choice Bancorp.	124,933	3,817,952
First Commonwealth Financial Corp.	2,099,775	32,567,510
First Community Bancshares Inc./VA	346,425	11,037,101
First Community Corp./SC	152,579	3,829,733
First Connecticut Bancorp. Inc./Farmington CT	308,409	9,437,315
First Financial Bancorp.	2,032,650	62,300,722
First Financial Bankshares Inc.(b)	1,383,240	70,406,916
First Financial Corp./IN	253,622	11,501,758
First Financial Northwest Inc.	173,812	3,392,810
First Foundation Inc.(a)(b)	680,401	12,614,635
First Guaranty Bancshares Inc.	104,782	2,726,428
First Internet Bancorp.(b)	179,775	6,130,328
First Interstate BancSystem Inc., Class A	700,068	29,542,870
First Merchants Corp.	1,051,202	48,775,773
First Mid-Illinois Bancshares Inc.	253,330	9,955,869
First Midwest Bancorp. Inc.	2,185,163	55,656,102
First Northwest Bancorp.(a)(b)	211,542	3,378,326
First of Long Island Corp. (The)	522,451	12,982,907
First Savings Financial Group Inc.	38,736	2,846,709
First United Corp.	145,605	2,977,622
Flushing Financial Corp.	583,397	15,226,662
FNB Bancorp./CA	107,739	3,950,789
Franklin Financial Network Inc.(a)(b)	272,069	10,229,794
Fulton Financial Corp.	3,668,276	60,526,554
German American Bancorp. Inc.	454,585	16,296,872
Glacier Bancorp. Inc.	1,807,527	69,915,144
Great Southern Bancorp. Inc.	238,396	13,636,251
Great Western Bancorp. Inc.	1,245,644	52,304,592
Green Bancorp. Inc.	483,019	10,433,210
Guaranty Bancorp.	524,287	15,623,753
Guaranty Bancshares Inc./TX	166,026	5,468,896
Hancock Whitney Corp.	1,811,891	84,524,715
Hanmi Financial Corp.	661,332	18,748,762
HarborOne Bancorp Inc.(a)(b)	309,004	5,852,536
Heartland Financial USA Inc.(b)	625,160	34,290,026
Heritage Commerce Corp.	850,284	14,446,325
Heritage Financial Corp./WA	701,195	24,436,646
Security	Shares	Value
Banks (continued)
Hilltop Holdings Inc.	1,564,411	$ 34,526,551
Home BancShares Inc./AR	3,391,687	76,516,459
HomeTrust Bancshares Inc.(a)(b)	372,797	10,494,236
Hope Bancorp Inc.	2,760,153	49,213,528
Horizon Bancorp Inc./IN	787,930	16,302,272
Howard Bancorp. Inc.(a)(b)	278,097	5,005,746
IBERIABANK Corp.	1,194,828	90,567,962
Independent Bank Corp./MI	467,476	11,920,638
Independent Bank Corp./Rockland MA	579,249	45,413,122
Independent Bank Group Inc.	449,774	30,044,903
International Bancshares Corp.	1,177,058	50,378,082
Investar Holding Corp.(b)	189,087	5,228,256
Investors Bancorp. Inc.	5,354,357	68,482,226
Lakeland Bancorp. Inc.	962,242	19,100,504
Lakeland Financial Corp.	519,303	25,025,212
LCNB Corp.	208,123	4,100,023
LegacyTexas Financial Group Inc.	1,014,351	39,579,976
Level One Bancorp. Inc.	29,692	807,029
Live Oak Bancshares Inc.(b)	541,640	16,601,266
Macatawa Bank Corp.	581,352	7,057,613
MB Financial Inc.	1,767,532	82,543,744
MBT Financial Corp.	369,146	3,931,405
Mercantile Bank Corp.	349,123	12,903,586
Metropolitan Bank Holding Corp.(a)(b)	138,812	7,284,854
Mid Penn Bancorp. Inc.	99,952	3,488,325
Middlefield Banc Corp.(b)	64,850	3,287,895
Midland States Bancorp. Inc.	448,807	15,376,128
MidSouth Bancorp. Inc.(b)	340,841	4,516,143
MidWestOne Financial Group Inc.	247,947	8,375,650
MutualFirst Financial Inc.	126,430	4,772,733
MVB Financial Corp.	179,121	3,233,134
National Bank Holdings Corp., Class A	594,049	22,924,351
National Bankshares Inc.	150,520	6,984,128
National Commerce Corp.(a)(b)	316,968	14,675,618
NBT Bancorp. Inc.	907,037	34,603,462
Nicolet Bankshares Inc.(a)(b)	183,686	10,122,935
Northeast Bancorp	171,113	3,730,263
Northrim BanCorp. Inc.	151,076	5,975,056
Norwood Financial Corp.	130,777	4,710,588
Oak Valley Bancorp.	147,518	3,373,737
OFG Bancorp.	925,101	12,997,669
Ohio Valley Banc Corp.	94,153	4,938,325
Old Line Bancshares Inc.	333,544	11,644,021
Old National Bancorp./IN	3,216,704	59,830,694
Old Second Bancorp. Inc.(b)	640,314	9,220,522
Opus Bank	417,663	11,986,928
Origin Bancorp Inc.	331,931	13,589,255
Orrstown Financial Services Inc.	154,887	4,027,062
Pacific Mercantile Bancorp.(a)(b)	358,129	3,491,758
Pacific Premier Bancorp. Inc.(a)(b)	970,043	37,007,140
Park National Corp.	285,093	31,765,062
Parke Bancorp. Inc.	150,994	3,571,008
Peapack Gladstone Financial Corp.	389,960	13,488,716
Penns Woods Bancorp. Inc.	94,873	4,248,413
Peoples Bancorp. Inc./OH	376,082	14,208,378
Peoples Bancorp. of North Carolina Inc.(b)	95,119	3,046,662
Peoples Financial Services Corp.	147,774	6,948,333
People's Utah Bancorp.	327,359	11,686,716
Preferred Bank/Los Angeles CA	296,610	18,229,651
Premier Financial Bancorp. Inc.	269,721	5,035,691

iShares® Russell 2000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
QCR Holdings Inc.(b)	278,120	$ 13,196,794
RBB Bancorp	290,896	9,343,580
Reliant Bancorp Inc.	214,866	6,026,991
Renasant Corp.	1,025,807	46,694,735
Republic Bancorp. Inc./KY, Class A	209,987	9,512,411
Republic First Bancorp. Inc.(a)(b)	1,005,397	7,892,366
S&T Bancorp. Inc.	718,554	31,070,275
Sandy Spring Bancorp. Inc.	737,452	30,242,907
SB One Bancorp	152,017	4,514,905
Seacoast Banking Corp. of Florida(a)(b)	967,553	30,555,324
Select Bancorp. Inc.(a)	239,362	3,224,206
ServisFirst Bancshares Inc.(b)	990,265	41,323,758
Shore Bancshares Inc.	285,102	5,422,640
Sierra Bancorp.	300,007	8,472,198
Simmons First National Corp., Class A	1,926,702	57,608,390
SmartFinancial Inc.(a)	241,948	6,232,580
South State Corp.	777,919	67,095,514
Southern First Bancshares Inc.(a)(b)	145,944	6,450,725
Southern National Bancorp. of Virginia Inc.	444,375	7,927,650
Southside Bancshares Inc.	689,559	23,224,347
Spirit of Texas Bancshares Inc.(a)(b)	44,247	911,488
State Bank Financial Corp.	782,047	26,120,370
Stock Yards Bancorp. Inc.	464,901	17,735,973
Summit Financial Group Inc.	243,586	6,537,848
Tompkins Financial Corp.	313,750	26,944,850
TowneBank/Portsmouth VA	1,402,519	45,020,860
TriCo Bancshares	438,414	16,418,604
TriState Capital Holdings Inc.(a)(b)	487,291	12,718,295
Triumph Bancorp. Inc.(a)(b)	510,574	20,805,891
Trustmark Corp.	1,440,308	46,997,250
UMB Financial Corp.	964,892	73,553,717
Union Bankshares Corp.	1,394,038	54,200,197
Union Bankshares Inc./Morrisville VT(b)	86,984	4,514,470
United Bankshares Inc./WV	2,154,636	78,428,750
United Community Banks Inc./GA	1,672,784	51,304,285
United Security Bancshares/Fresno CA	269,927	3,023,182
Unity Bancorp. Inc.	161,983	3,685,113
Univest Corp. of Pennsylvania	613,913	16,882,608
Valley National Bancorp.	6,869,932	83,538,373
Veritex Holdings Inc.(a)(b)	474,737	14,750,079
Washington Trust Bancorp. Inc.	322,340	18,727,954
WesBanco Inc.	947,729	42,685,714
West Bancorp. Inc.	341,009	8,576,376
Westamerica Bancorp.	541,870	30,621,074
		4,615,347,309
Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	178,874	53,608,538
Castle Brands Inc.(a)(b)	2,203,507	2,622,173
Celsius Holdings Inc.(a)(b)	486,124	2,236,170
Coca-Cola Bottling Co. Consolidated	101,452	13,709,209
Craft Brew Alliance Inc.(a)(b)	287,546	5,937,825
MGP Ingredients Inc.(b)	281,560	25,005,344
National Beverage Corp.(a)	250,339	26,761,239
Primo Water Corp.(a)(b)	577,720	10,104,323
		139,984,821
Biotechnology — 6.7%
Abeona Therapeutics Inc.(a)(b)	656,271	10,500,336
ACADIA Pharmaceuticals Inc.(a)(b)	2,094,330	31,980,419
Acceleron Pharma Inc.(a)(b)	804,162	39,017,940
Security	Shares	Value
Biotechnology (continued)
Achaogen Inc.(a)(b)	618,183	$ 5,353,465
Achillion Pharmaceuticals Inc.(a)(b)	3,003,029	8,498,572
Acorda Therapeutics Inc.(a)(b)	944,436	27,105,313
Adamas Pharmaceuticals Inc.(a)(b)	467,409	12,073,174
ADMA Biologics Inc.(a)(b)	402,602	1,815,735
Aduro Biotech Inc.(a)(b)	1,365,133	9,555,931
Adverum Biotechnologies Inc.(a)	1,158,478	6,139,933
Aeglea BioTherapeutics Inc.(a)	346,840	3,669,567
Agenus Inc.(a)(b)	1,722,328	3,909,685
Aimmune Therapeutics Inc.(a)(b)	921,567	24,780,937
Akebia Therapeutics Inc.(a)(b)	1,072,865	10,707,193
Albireo Pharma Inc.(a)	193,811	6,880,291
Alder Biopharmaceuticals Inc.(a)(b)	1,239,794	19,588,745
Aldeyra Therapeutics Inc.(a)	338,921	2,694,422
Allena Pharmaceuticals Inc.(a)(b)	246,762	3,215,309
AMAG Pharmaceuticals Inc.(a)(b)	727,149	14,179,405
Amicus Therapeutics Inc.(a)(b)	3,975,521	62,097,638
AnaptysBio Inc.(a)	394,842	28,049,576
Apellis Pharmaceuticals Inc.(a)	768,405	16,904,910
Arbutus Biopharma Corp.(a)	751,242	5,484,067
Arcus Biosciences Inc.(a)	110,019	1,346,633
Ardelyx Inc.(a)(b)	708,116	2,620,029
Arena Pharmaceuticals Inc.(a)(b)	1,056,354	46,057,034
ArQule Inc.(a)	1,847,499	10,216,669
Array BioPharma Inc.(a)(b)	4,338,764	72,804,460
Arrowhead Pharmaceuticals Inc.(a)	1,852,313	25,191,457
Arsanis Inc.(a)(b)	102,374	371,618
Atara Biotherapeutics Inc.(a)(b)	865,231	31,797,239
Athenex Inc.(a)(b)	895,520	16,710,403
Athersys Inc.(a)(b)	2,423,149	4,773,604
Audentes Therapeutics Inc.(a)(b)	681,396	26,036,141
AVEO Pharmaceuticals Inc.(a)	2,162,758	4,887,833
Avid Bioservices Inc.(a)	1,078,331	4,227,058
Bellicum Pharmaceuticals Inc.(a)(b)	847,741	6,256,329
BioCryst Pharmaceuticals Inc.(a)(b)	2,116,136	12,125,459
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	581,657	22,987,085
BioSpecifics Technologies Corp.(a)(b)	118,614	5,321,024
BioTime Inc.(a)(b)	1,905,491	3,925,311
Blueprint Medicines Corp.(a)(b)	879,848	55,852,751
Calithera Biosciences Inc.(a)(b)	725,216	3,626,080
Calyxt Inc.(a)(b)	112,960	2,108,963
Cara Therapeutics Inc.(a)(b)	583,607	11,176,074
CareDx Inc.(a)	688,054	8,421,781
CASI Pharmaceuticals Inc.(a)(b)	1,061,887	8,739,330
Catalyst Biosciences Inc.(a)	252,948	2,951,903
Catalyst Pharmaceuticals Inc.(a)(b)	2,052,669	6,404,327
Celcuity Inc.(a)(b)	123,607	3,067,926
Cellular Biomedicine Group Inc.(a)	246,964	4,828,146
ChemoCentryx Inc.(a)(b)	510,423	6,722,271
Chimerix Inc.(a)(b)	964,798	4,592,438
Clovis Oncology Inc.(a)(b)	1,013,299	46,074,706
Cohbar Inc.(a)	474,899	3,110,588
Coherus Biosciences Inc.(a)	996,316	13,948,424
Concert Pharmaceuticals Inc.(a)(b)	453,169	7,626,834
Corbus Pharmaceuticals Holdings Inc.(a)(b)	1,085,621	5,482,386
Corvus Pharmaceuticals Inc.(a)(b)	295,013	3,239,243
CTI BioPharma Corp.(a)	1,087,103	5,413,773
Cue Biopharma Inc.(a)(b)	376,127	4,460,866
Cytokinetics Inc.(a)(b)	978,500	8,121,550
CytomX Therapeutics Inc.(a)(b)	820,524	18,757,179

iShares® Russell 2000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Deciphera Pharmaceuticals Inc.(a)(b)	145,570	$ 5,728,180
Denali Therapeutics Inc.(a)(b)	361,147	5,507,492
Dicerna Pharmaceuticals Inc.(a)	945,164	11,578,259
Dyax Corp.(a)(c)	2,384,154	5,459,713
Dynavax Technologies Corp.(a)(b)	1,326,779	20,233,380
Eagle Pharmaceuticals Inc./DE(a)(b)	221,479	16,757,101
Editas Medicine Inc.(a)(b)	971,303	34,801,786
Emergent BioSolutions Inc.(a)	946,627	47,795,197
Enanta Pharmaceuticals Inc.(a)(b)	356,601	41,330,056
Epizyme Inc.(a)(b)	1,113,354	15,085,947
Esperion Therapeutics Inc.(a)(b)	486,978	19,084,668
Evelo Biosciences Inc.(a)	114,091	1,346,274
Fate Therapeutics Inc.(a)(b)	1,057,501	11,992,061
Fennec Pharmaceuticals Inc.(a)	241,161	2,517,721
FibroGen Inc.(a)(b)	1,575,830	98,646,958
Five Prime Therapeutics Inc.(a)(b)	715,299	11,308,877
Flexion Therapeutics Inc.(a)(b)	714,778	18,477,011
Fortress Biotech Inc.(a)(b)	689,181	2,053,759
Foundation Medicine Inc.(a)(b)	325,065	44,436,385
G1 Therapeutics Inc.(a)(b)	434,207	18,870,636
Genomic Health Inc.(a)(b)	426,532	21,497,213
Geron Corp.(a)(b)	3,388,335	11,621,989
Global Blood Therapeutics Inc.(a)(b)	1,063,327	48,062,380
GlycoMimetics Inc.(a)	715,475	11,540,612
GTx Inc.(a)	98,030	1,500,839
Halozyme Therapeutics Inc.(a)(b)	2,655,247	44,794,017
Heron Therapeutics Inc.(a)(b)	1,338,121	51,986,001
Homology Medicines Inc.(a)	222,266	4,534,226
Idera Pharmaceuticals Inc.(a)(b)	3,252,405	4,293,175
Immune Design Corp.(a)(b)	772,762	3,516,067
ImmunoGen Inc.(a)(b)	2,727,007	26,533,778
Immunomedics Inc.(a)(b)	2,804,676	66,386,681
Inovio Pharmaceuticals Inc.(a)(b)	1,791,623	7,023,162
Insmed Inc.(a)(b)	1,629,687	38,542,098
Insys Therapeutics Inc.(a)(b)	572,074	4,141,816
Intellia Therapeutics Inc.(a)(b)	706,951	19,342,179
Intercept Pharmaceuticals Inc.(a)(b)	466,015	39,103,319
Intrexon Corp.(a)(b)	1,478,751	20,613,789
Invitae Corp.(a)(b)	1,358,767	9,986,937
Iovance Biotherapeutics Inc.(a)(b)	1,748,592	22,381,978
Ironwood Pharmaceuticals Inc.(a)(b)	2,948,010	56,365,951
Jounce Therapeutics Inc.(a)(b)	358,191	2,743,743
Kadmon Holdings Inc.(a)	1,478,122	5,897,707
Karyopharm Therapeutics Inc.(a)(b)	1,031,521	17,525,542
Keryx Biopharmaceuticals Inc.(a)(b)	2,011,393	7,562,838
Kindred Biosciences Inc.(a)(b)	550,704	5,864,998
Kura Oncology Inc.(a)(b)	528,706	9,622,449
La Jolla Pharmaceutical Co.(a)(b)	456,274	13,309,513
Lexicon Pharmaceuticals Inc.(a)(b)	927,245	11,126,940
Ligand Pharmaceuticals Inc.(a)(b)	445,162	92,224,212
Loxo Oncology Inc.(a)(b)	559,673	97,092,072
MacroGenics Inc.(a)(b)	834,200	17,226,230
Madrigal Pharmaceuticals Inc.(a)(b)	123,562	34,559,056
MannKind Corp.(a)(b)	2,980,649	5,663,233
MediciNova Inc.(a)(b)	871,264	6,935,261
Mersana Therapeutics Inc.(a)(b)	265,976	4,750,331
MiMedx Group Inc.(a)(b)	2,162,891	13,820,873
Minerva Neurosciences Inc.(a)(b)	651,389	5,373,959
Miragen Therapeutics Inc.(a)(b)	545,712	3,498,014
Mirati Therapeutics Inc.(a)	385,497	19,005,002
Security	Shares	Value
Biotechnology (continued)
Molecular Templates Inc.(a)	192,147	$ 1,004,929
Momenta Pharmaceuticals Inc.(a)	1,632,815	33,391,067
Mustang Bio Inc.(a)	354,532	2,442,725
Myriad Genetics Inc.(a)(b)	1,396,241	52,177,526
NantKwest Inc.(a)(b)	633,535	1,938,617
Natera Inc.(a)(b)	652,951	12,288,538
NewLink Genetics Corp.(a)(b)	604,456	2,877,211
Novavax Inc.(a)(b)	8,112,178	10,870,319
Nymox Pharmaceutical Corp.(a)(b)	732,555	2,461,385
OPKO Health Inc.(a)(b)	6,845,144	32,172,177
Organovo Holdings Inc.(a)(b)	2,383,614	3,337,060
Ovid therapeutics Inc.(a)(b)	275,058	2,145,452
Palatin Technologies Inc.(a)	4,174,375	4,048,309
PDL BioPharma Inc.(a)(b)	3,234,722	7,569,249
Pfenex Inc.(a)	454,385	2,458,223
Pieris Pharmaceuticals Inc.(a)(b)	1,105,030	5,602,502
PolarityTE Inc.(a)	184,677	4,347,297
Portola Pharmaceuticals Inc.(a)(b)	1,385,491	52,329,995
Progenics Pharmaceuticals Inc.(a)(b)	1,578,400	12,690,336
Proteostasis Therapeutics Inc.(a)	535,477	1,493,981
Prothena Corp. PLC(a)(b)	854,918	12,464,704
PTC Therapeutics Inc.(a)(b)	963,385	32,494,976
Puma Biotechnology Inc.(a)(b)	619,616	36,650,286
Ra Pharmaceuticals Inc.(a)(b)	307,362	3,058,252
Radius Health Inc.(a)(b)	861,059	25,375,409
Recro Pharma Inc.(a)(b)	375,661	1,885,818
REGENXBIO Inc.(a)(b)	608,234	43,640,789
Repligen Corp.(a)(b)	831,772	39,126,555
Retrophin Inc.(a)(b)	850,666	23,189,155
Rhythm Pharmaceuticals Inc.(a)(b)	260,732	8,150,482
Rigel Pharmaceuticals Inc.(a)(b)	3,511,154	9,936,566
Rocket Pharmaceuticals Inc.(a)	444,060	8,716,898
Sangamo Therapeutics Inc.(a)(b)	2,158,079	30,644,722
Savara Inc.(a)	531,854	6,020,587
Selecta Biosciences Inc.(a)(b)	383,100	5,076,075
Seres Therapeutics Inc.(a)(b)	472,877	4,066,742
Solid Biosciences Inc.(a)(b)	190,519	6,788,192
Sorrento Therapeutics Inc.(a)(b)	1,849,929	13,319,489
Spark Therapeutics Inc.(a)(b)	669,362	55,396,399
Spectrum Pharmaceuticals Inc.(a)(b)	2,107,129	44,165,424
Spero Therapeutics Inc.(a)(b)	161,326	2,366,652
Spring Bank Pharmaceuticals Inc.(a)	236,324	2,800,439
Stemline Therapeutics Inc.(a)(b)	588,023	9,437,769
Surface Oncology Inc.(a)	154,670	2,522,668
Syndax Pharmaceuticals Inc.(a)(b)	315,527	2,215,000
Synergy Pharmaceuticals Inc.(a)(b)	5,021,925	8,738,150
Synlogic Inc.(a)	327,876	3,223,021
Syros Pharmaceuticals Inc.(a)(b)	521,169	5,321,135
T2 Biosystems Inc.(a)	544,001	4,210,568
TG Therapeutics Inc.(a)(b)	1,259,026	16,556,192
Tocagen Inc.(a)(b)	373,342	3,487,014
Tyme Technologies Inc.(a)	893,766	2,824,301
Ultragenyx Pharmaceutical Inc.(a)(b)	989,852	76,089,923
UNITY Biotechnology Inc.(a)	107,343	1,616,586
Unum Therapeutics Inc.(a)(b)	75,468	1,082,966
Vanda Pharmaceuticals Inc.(a)(b)	1,092,771	20,817,288
Veracyte Inc.(a)	534,630	4,993,444
Verastem Inc.(a)(b)	1,124,759	7,738,342
Vericel Corp.(a)	785,072	7,615,198
Viking Therapeutics Inc.(a)	926,651	8,793,918

iShares® Russell 2000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Vital Therapies Inc.(a)	646,957	$ 4,431,655
Voyager Therapeutics Inc.(a)(b)	456,476	8,919,541
Xencor Inc.(a)(b)	983,517	36,399,964
XOMA Corp.(a)	121,559	2,538,152
Zafgen Inc.(a)(b)	485,786	4,969,591
ZIOPHARM Oncology Inc.(a)(b)	2,847,051	8,598,094
		3,123,289,118
Building Products — 1.3%
AAON Inc.	866,332	28,805,539
Advanced Drainage Systems Inc.	945,188	26,985,117
American Woodmark Corp.(a)	300,518	27,512,423
Apogee Enterprises Inc.	576,101	27,750,785
Armstrong Flooring Inc.(a)(b)	453,736	6,370,454
Builders FirstSource Inc.(a)(b)	2,405,425	43,995,223
Caesarstone Ltd.(b)	499,874	7,548,097
Continental Building Products Inc.(a)	782,514	24,688,317
CSW Industrials Inc.(a)(b)	335,840	17,749,144
Gibraltar Industries Inc.(a)(b)	661,378	24,801,675
Griffon Corp.	604,033	10,751,787
Insteel Industries Inc.(b)	392,593	13,112,606
JELD-WEN Holding Inc.(a)(b)	1,492,562	42,672,348
Masonite International Corp.(a)	576,371	41,412,256
NCI Building Systems Inc.(a)(b)	880,350	18,487,350
Patrick Industries Inc.(a)(b)	508,535	28,910,215
PGT Innovations Inc.(a)	1,006,206	20,979,395
Quanex Building Products Corp.	747,307	13,414,161
Simpson Manufacturing Co. Inc.	882,180	54,862,774
Trex Co. Inc.(a)	1,258,329	78,758,812
Universal Forest Products Inc.	1,278,214	46,808,197
		606,376,675
Capital Markets — 1.3%
Arlington Asset Investment Corp., Class A(b)	582,049	6,000,925
Artisan Partners Asset Management Inc., Class A	1,022,635	30,832,445
Ashford Inc.(a)	16,196	1,049,501
Associated Capital Group Inc., Class A(b)	74,503	2,827,389
B. Riley Financial Inc.	447,188	10,084,089
BrightSphere Investment Group PLC	1,738,132	24,785,762
Cohen & Steers Inc.	474,876	19,807,078
Cowen Inc.(a)(b)	596,842	8,266,262
Diamond Hill Investment Group Inc.	70,151	13,639,459
Donnelley Financial Solutions Inc.(a)	711,311	12,355,472
Federated Investors Inc., Class B	1,033,574	24,102,946
Financial Engines Inc.	1,353,885	60,789,436
GAIN Capital Holdings Inc.	582,107	4,394,908
GAMCO Investors Inc., Class A	125,015	3,345,401
Greenhill & Co. Inc.(b)	458,860	13,031,624
Hamilton Lane Inc., Class A	317,350	15,223,280
Houlihan Lokey Inc.	634,856	32,517,324
INTL. FCStone Inc.(a)	331,152	17,123,870
Investment Technology Group Inc.	698,634	14,615,423
Ladenburg Thalmann Financial Services Inc.	2,256,214	7,671,128
Moelis & Co., Class A	831,569	48,771,522
Oppenheimer Holdings Inc., Class A, NVS	214,607	6,008,996
Piper Jaffray Companies	312,581	24,021,850
PJT Partners Inc., Class A	424,399	22,658,663
Pzena Investment Management Inc., Class A	401,905	3,701,545
Safeguard Scientifics Inc.(a)(b)	385,090	4,929,152
Siebert Financial Corp.(a)	157,731	1,643,557
Silvercrest Asset Management Group Inc., Class A	177,052	2,885,948
Security	Shares	Value
Capital Markets (continued)
Stifel Financial Corp.	1,477,042	$ 77,175,444
Value Line Inc.	24,375	577,688
Virtus Investment Partners Inc.	147,713	18,899,878
Waddell & Reed Financial Inc., Class A	1,717,609	30,865,434
Westwood Holdings Group Inc.	179,993	10,716,783
WisdomTree Investments Inc.	2,373,403	21,550,499
		596,870,681
Chemicals — 2.1%
A Schulman Inc.	567,266	25,243,337
Advanced Emissions Solutions Inc.	175,747	1,996,486
AdvanSix Inc.(a)(b)	653,795	23,948,511
AgroFresh Solutions Inc.(a)(b)	671,050	4,704,061
American Vanguard Corp.	618,206	14,187,828
Balchem Corp.(b)	682,455	66,976,134
Chase Corp.	154,198	18,079,715
Ferro Corp.(a)(b)	1,794,705	37,419,599
Flotek Industries Inc.(a)(b)	1,150,049	3,714,658
FutureFuel Corp.	561,609	7,868,142
GCP Applied Technologies Inc.(a)(b)	1,530,601	44,310,899
Hawkins Inc.	203,607	7,197,507
HB Fuller Co.	1,077,881	57,860,652
Ingevity Corp.(a)	902,448	72,971,945
Innophos Holdings Inc.	414,233	19,717,491
Innospec Inc.	515,861	39,489,160
Intrepid Potash Inc.(a)	2,070,845	8,490,464
KMG Chemicals Inc.(b)	312,806	23,078,827
Koppers Holdings Inc.(a)	441,181	16,919,291
Kraton Corp.(a)(b)	659,632	30,435,420
Kronos Worldwide Inc.	489,660	11,032,040
LSB Industries Inc.(a)(b)	460,786	2,442,166
Marrone Bio Innovations Inc.(a)(b)	1,160,952	2,136,152
Minerals Technologies Inc.	753,176	56,751,812
OMNOVA Solutions Inc.(a)(b)	959,765	9,981,556
PolyOne Corp.	1,699,781	73,464,535
PQ Group Holdings Inc.(a)(b)	778,886	14,019,948
Quaker Chemical Corp.	273,923	42,422,455
Rayonier Advanced Materials Inc.	1,092,187	18,665,476
Sensient Technologies Corp.	898,311	64,274,152
Stepan Co.	431,261	33,642,671
Trecora Resources(a)(b)	441,247	6,552,518
Tredegar Corp.	561,845	13,203,357
Trinseo SA	926,442	65,731,060
Tronox Ltd., Class A	1,992,768	39,217,674
Valhi Inc.	527,041	2,508,715
		980,656,414
Commercial Services & Supplies — 2.6%
ABM Industries Inc.	1,408,322	41,094,836
ACCO Brands Corp.	2,260,113	31,302,565
Advanced Disposal Services Inc.(a)	1,542,455	38,222,035
Brady Corp., Class A, NVS	999,173	38,518,119
Brink's Co. (The)	1,070,254	85,352,756
Casella Waste Systems Inc., Class A(a)(b)	848,215	21,722,786
CECO Environmental Corp.	637,944	3,916,976
Cimpress NV(a)(b)	468,826	67,961,017
CompX International Inc.	33,961	448,285
Covanta Holding Corp.	2,505,038	41,333,127
Deluxe Corp.	1,015,551	67,239,632
Ennis Inc.	523,146	10,646,021
Essendant Inc.	776,757	10,268,728

iShares® Russell 2000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Healthcare Services Group Inc.	1,576,939	$ 68,107,995
Heritage-Crystal Clean Inc.(a)(b)	325,198	6,536,480
Herman Miller Inc.	1,265,799	42,910,586
HNI Corp.	923,930	34,370,196
Interface Inc.	1,229,326	28,213,032
Kimball International Inc., Class B, NVS	789,005	12,750,321
Knoll Inc.	1,030,687	21,448,596
LSC Communications Inc.	745,952	11,681,608
Matthews International Corp., Class A	664,188	39,054,254
McGrath RentCorp	501,669	31,740,598
Mobile Mini Inc.	945,638	44,350,422
MSA Safety Inc.	725,755	69,919,237
Multi-Color Corp.(b)	295,170	19,082,741
NL Industries Inc.(a)(b)	177,538	1,544,581
Pitney Bowes Inc.	4,004,948	34,322,404
Quad/Graphics Inc.	698,717	14,554,275
RR Donnelley & Sons Co.	1,531,185	8,819,626
SP Plus Corp.(a)(b)	481,827	17,923,964
Steelcase Inc., Class A	1,805,930	24,380,055
Team Inc.(a)(b)	632,528	14,611,397
Tetra Tech Inc.	1,179,668	69,010,578
U.S. Ecology Inc.	466,262	29,700,889
UniFirst Corp./MA(b)	324,705	57,440,315
Viad Corp.(b)	433,105	23,495,946
VSE Corp.	188,946	9,027,840
		1,193,024,819
Communications Equipment — 1.6%
Acacia Communications Inc.(a)(b)	582,332	20,270,977
ADTRAN Inc.	1,012,272	15,032,239
Aerohive Networks Inc.(a)(b)	771,931	3,064,566
Applied Optoelectronics Inc.(a)(b)	393,921	17,687,053
CalAmp Corp.(a)(b)	744,466	17,442,838
Calix Inc.(a)(b)	952,322	7,428,112
Casa Systems Inc.(a)	308,576	5,039,046
Ciena Corp.(a)(b)	3,050,763	80,875,727
Clearfield Inc.(a)(b)	236,538	2,613,745
Comtech Telecommunications Corp.	491,357	15,664,461
DASAN Zhone Solutions Inc.(a)	124,978	1,219,785
Digi International Inc.(a)	580,580	7,663,656
Extreme Networks Inc.(a)(b)	2,442,497	19,442,276
Finisar Corp.(a)(b)	2,445,173	44,013,114
Harmonic Inc.(a)(b)	1,771,424	7,528,552
Infinera Corp.(a)(b)	3,174,213	31,519,935
InterDigital Inc./PA	736,598	59,590,778
KVH Industries Inc.(a)(b)	355,025	4,757,335
Lumentum Holdings Inc.(a)(b)	1,334,316	77,256,896
NETGEAR Inc.(a)(b)	665,042	41,565,125
NetScout Systems Inc.(a)(b)	1,792,906	53,249,308
Oclaro Inc.(a)	3,582,191	31,988,966
Plantronics Inc.	705,646	53,805,508
Quantenna Communications Inc.(a)(b)	706,951	10,986,019
Ribbon Communications Inc.(a)	1,121,789	7,987,138
ViaSat Inc.(a)(b)	1,151,794	75,695,902
Viavi Solutions Inc.(a)	4,775,406	48,900,157
		762,289,214
Construction & Engineering — 1.1%
Aegion Corp.(a)(b)	681,642	17,552,281
Ameresco Inc., Class A(a)(b)	421,584	5,059,008
Argan Inc.	316,958	12,979,430
Security	Shares	Value
Construction & Engineering (continued)
Comfort Systems USA Inc.	779,765	$ 35,713,237
Dycom Industries Inc.(a)(b)	642,730	60,744,412
EMCOR Group Inc.	1,238,444	94,344,664
Granite Construction Inc.(b)	940,415	52,343,502
Great Lakes Dredge & Dock Corp.(a)(b)	1,276,174	6,699,914
HC2 Holdings Inc.(a)(b)	928,951	5,434,363
IES Holdings Inc.(a)(b)	179,190	3,001,433
Infrastructure and Energy Alternatives Inc.(a)(b)	364,745	3,395,776
KBR Inc.	3,002,042	53,796,593
MasTec Inc.(a)(b)	1,387,366	70,408,824
MYR Group Inc.(a)(b)	345,432	12,249,019
Northwest Pipe Co.(a)(b)	217,076	4,204,762
NV5 Global Inc.(a)(b)	176,828	12,254,180
Orion Group Holdings Inc.(a)	613,518	5,067,659
Primoris Services Corp.	889,739	24,227,593
Sterling Construction Co. Inc.(a)(b)	568,559	7,408,324
Tutor Perini Corp.(a)(b)	808,206	14,911,401
Willscot Corp.(a)	693,790	10,268,092
		512,064,467
Construction Materials — 0.2%
Forterra Inc.(a)(b)	436,603	4,248,147
Summit Materials Inc., Class A(a)(b)	2,386,688	62,650,560
U.S. Concrete Inc.(a)(b)	342,808	17,997,420
U.S. Lime & Minerals Inc.	43,158	3,620,956
		88,517,083
Consumer Finance — 0.7%
Curo Group Holdings Corp.(a)	168,166	4,195,742
Elevate Credit Inc.(a)(b)	429,348	3,632,284
Encore Capital Group Inc.(a)(b)	553,494	20,257,880
Enova International Inc.(a)(b)	708,743	25,904,556
EZCORP Inc., Class A, NVS(a)(b)	1,092,460	13,164,143
FirstCash Inc.	947,841	85,163,514
Green Dot Corp., Class A(a)	1,015,774	74,547,654
LendingClub Corp.(a)(b)	6,833,738	25,899,867
Nelnet Inc., Class A	397,909	23,241,865
PRA Group Inc.(a)(b)	949,820	36,615,561
Regional Management Corp.(a)(b)	213,843	7,488,782
World Acceptance Corp.(a)(b)	130,669	14,505,566
		334,617,414
Containers & Packaging — 0.1%
Greif Inc., Class A, NVS	545,536	28,853,399
Greif Inc., Class B	122,782	7,072,243
Myers Industries Inc.	650,939	12,498,029
UFP Technologies Inc.(a)(b)	148,755	4,589,092
		53,012,763
Distributors — 0.1%
Core-Mark Holding Co. Inc.	971,663	22,056,750
Funko Inc., Class A(a)(b)	223,158	2,800,633
Weyco Group Inc.	131,619	4,790,932
		29,648,315
Diversified Consumer Services — 0.9%
Adtalem Global Education Inc.(a)(b)	1,274,525	61,304,653
American Public Education Inc.(a)	340,924	14,352,900
Cambium Learning Group Inc.(a)(b)	324,862	3,622,211
Capella Education Co.	246,155	24,295,499
Career Education Corp.(a)	1,446,561	23,390,891
Carriage Services Inc.	325,693	7,995,763
Chegg Inc.(a)(b)	2,235,643	62,128,519
Houghton Mifflin Harcourt Co.(a)(b)	2,211,670	16,919,276

iShares® Russell 2000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services (continued)
K12 Inc.(a)	827,163	$ 13,540,658
Laureate Education Inc., Class A(a)(b)	1,072,977	15,375,760
Regis Corp.(a)(b)	765,306	12,658,161
Sotheby's(a)	793,549	43,121,453
Strayer Education Inc.	229,419	25,926,641
Weight Watchers International Inc.(a)(b)	820,187	82,920,906
		407,553,291
Diversified Financial Services — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	656,421	16,154,521
Cannae Holdings Inc.(a)	1,447,146	26,844,558
FGL Holdings(a)(b)	3,018,146	25,322,245
Marlin Business Services Corp.	189,600	5,659,560
On Deck Capital Inc.(a)(b)	1,115,955	7,811,685
		81,792,569
Diversified Telecommunication Services — 0.5%
ATN International Inc.	227,803	12,021,164
Cincinnati Bell Inc.(a)(b)	851,905	13,374,908
Cogent Communications Holdings Inc.	889,159	47,481,091
Consolidated Communications Holdings Inc.	1,493,431	18,458,807
Frontier Communications Corp.(b)	1,760,530	9,436,441
Hawaiian Telcom Holdco Inc.(a)(b)	139,809	4,043,276
Intelsat SA(a)(b)	849,294	14,149,238
Iridium Communications Inc.(a)(b)	2,043,088	32,893,717
Ooma Inc.(a)(b)	388,836	5,502,029
ORBCOMM Inc.(a)(b)	1,501,679	15,166,958
pdvWireless Inc.(a)(b)	197,587	4,929,796
Vonage Holdings Corp.(a)(b)	4,656,193	60,018,328
Windstream Holdings Inc.(b)	868,123	4,575,008
		242,050,761
Electric Utilities — 1.0%
ALLETE Inc.	1,096,708	84,896,166
El Paso Electric Co.	868,082	51,303,646
IDACORP Inc.	1,074,686	99,129,037
MGE Energy Inc.	743,211	46,859,454
Otter Tail Corp.	838,564	39,915,646
PNM Resources Inc.	1,694,382	65,911,460
Portland General Electric Co.	1,904,365	81,430,647
Spark Energy Inc., Class A(b)	243,630	2,375,393
		471,821,449
Electrical Equipment — 0.7%
Allied Motion Technologies Inc.	154,607	7,402,583
Atkore International Group Inc.(a)	840,363	17,454,339
AZZ Inc.	535,046	23,247,749
Babcock & Wilcox Enterprises Inc.(a)(b)	682,148	1,623,512
Encore Wire Corp.	433,397	20,564,688
Energous Corp.(a)(b)	495,594	7,349,659
EnerSys	896,487	66,913,790
Enphase Energy Inc.(a)	1,841,043	12,390,219
FuelCell Energy Inc.(a)(b)	1,734,287	2,289,259
Generac Holdings Inc.(a)(b)	1,291,014	66,784,154
Plug Power Inc.(a)(b)	4,471,214	9,031,852
Powell Industries Inc.	185,129	6,448,043
Preformed Line Products Co.	67,064	5,953,942
Sunrun Inc.(a)(b)	2,021,898	26,587,959
Thermon Group Holdings Inc.(a)(b)	689,607	15,771,312
TPI Composites Inc.(a)(b)	309,971	9,063,552
Vicor Corp.(a)(b)	366,634	15,966,911
Security	Shares	Value
Electrical Equipment (continued)
Vivint Solar Inc.(a)(b)	656,906	$ 3,251,685
		318,095,208
Electronic Equipment, Instruments & Components — 2.4%
Anixter International Inc.(a)	627,276	39,706,571
AVX Corp.	993,212	15,563,632
Badger Meter Inc.	595,661	26,626,047
Bel Fuse Inc., Class B, NVS	210,611	4,401,769
Belden Inc.(b)	860,092	52,568,823
Benchmark Electronics Inc.	1,006,443	29,337,814
Control4 Corp.(a)(b)	549,358	13,354,893
CTS Corp.(b)	696,153	25,061,508
Daktronics Inc.	789,258	6,716,586
Electro Scientific Industries Inc.(a)	657,241	10,364,691
ePlus Inc.(a)	289,457	27,237,904
Fabrinet(a)(b)	768,871	28,363,651
FARO Technologies Inc.(a)(b)	357,637	19,437,571
Fitbit Inc., Class A(a)(b)	4,307,795	28,129,901
II-VI Inc.(a)(b)	1,315,779	57,170,598
Insight Enterprises Inc.(a)(b)	752,924	36,840,571
Iteris Inc.(a)(b)	589,746	2,854,371
Itron Inc.(a)(b)	722,132	43,364,027
KEMET Corp.(a)(b)	1,184,908	28,615,528
Kimball Electronics Inc.(a)	547,764	10,024,081
Knowles Corp.(a)(b)	1,812,343	27,728,848
Maxwell Technologies Inc.(a)(b)	742,326	3,860,095
Mesa Laboratories Inc.(b)	67,858	14,323,467
Methode Electronics Inc.	767,161	30,916,588
MTS Systems Corp.	380,222	20,018,688
Napco Security Technologies Inc.(a)(b)	274,394	4,019,872
nLight Inc.(a)(b)	148,170	4,898,500
Novanta Inc.(a)(b)	697,008	43,423,598
OSI Systems Inc.(a)(b)	352,096	27,227,584
PAR Technology Corp.(a)(b)	242,308	4,284,005
Park Electrochemical Corp.	404,039	9,369,664
PC Connection Inc.	255,846	8,494,087
Plexus Corp.(a)(b)	688,183	40,974,416
Rogers Corp.(a)(b)	390,792	43,557,676
Sanmina Corp.(a)	1,430,438	41,911,833
ScanSource Inc.(a)(b)	536,061	21,603,258
SYNNEX Corp.	646,598	62,403,173
Tech Data Corp.(a)(b)	813,823	66,831,145
TTM Technologies Inc.(a)(b)	1,996,728	35,202,315
VeriFone Systems Inc.(a)	2,338,776	53,370,868
Vishay Intertechnology Inc.	2,820,715	65,440,588
Vishay Precision Group Inc.(a)(b)	222,007	8,469,567
		1,144,070,372
Energy Equipment & Services — 1.9%
Archrock Inc.	2,706,714	32,480,568
Basic Energy Services Inc.(a)(b)	427,456	4,749,036
Bristow Group Inc.	666,125	9,399,024
C&J Energy Services Inc.(a)(b)	1,373,027	32,403,437
Cactus Inc., Class A(a)(b)	568,249	19,201,134
CARBO Ceramics Inc.(a)(b)	479,316	4,395,328
Covia Holdings Corp.(a)(b)	667,216	12,383,529
Dawson Geophysical Co.(a)(b)	449,099	3,547,882
Diamond Offshore Drilling Inc.(a)(b)	1,379,193	28,769,966
Dril-Quip Inc.(a)(b)	795,565	40,892,041
Era Group Inc.(a)	442,712	5,733,120
Exterran Corp.(a)	689,540	17,266,082

iShares® Russell 2000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
Forum Energy Technologies Inc.(a)(b)	1,724,411	$ 21,296,476
Frank's International NV(b)	1,558,044	12,152,743
FTS International Inc.(a)(b)	497,824	7,089,014
Gulfmark Offshore Inc.(a)	78,955	2,644,993
Helix Energy Solutions Group Inc.(a)	2,994,955	24,947,975
Independence Contract Drilling Inc.(a)(b)	718,318	2,959,470
ION Geophysical Corp.(a)	226,158	5,495,639
Keane Group Inc.(a)	1,172,851	16,032,873
Key Energy Services Inc.(a)(b)	210,524	3,418,910
Liberty Oilfield Services Inc., Class A(a)(b)	309,360	5,791,219
Mammoth Energy Services Inc.(a)(b)	184,267	6,257,707
Matrix Service Co.(a)	568,518	10,432,305
McDermott International Inc.(a)(b)	3,818,717	75,037,789
Natural Gas Services Group Inc.(a)(b)	267,075	6,302,970
NCS Multistage Holdings Inc.(a)(b)	219,546	3,190,003
Newpark Resources Inc.(a)(b)	1,871,030	20,300,676
Nine Energy Service Inc.(a)(b)	171,840	5,691,341
Noble Corp. PLC(a)(b)	5,250,658	33,236,665
Nuverra Environmental Solutions Inc.(a)(b)	41,271	495,252
Ocean Rig UDW Inc., Class A(a)	1,161,874	34,252,046
Oceaneering International Inc.	2,104,496	53,580,468
Oil States International Inc.(a)(b)	1,246,216	40,003,534
PHI Inc., NVS(a)(b)	240,620	2,447,105
Pioneer Energy Services Corp.(a)	1,670,744	9,773,852
Profire Energy Inc.(a)(b)	503,377	1,701,414
ProPetro Holding Corp.(a)(b)	1,508,848	23,658,737
Quintana Energy Services Inc.(a)(b)	145,968	1,236,349
RigNet Inc.(a)(b)	324,041	3,337,622
Rowan Companies PLC, Class A(a)	2,713,102	44,006,514
SEACOR Holdings Inc.(a)(b)	364,273	20,861,915
SEACOR Marine Holdings Inc.(a)(b)	348,003	8,035,389
Select Energy Services Inc., Class A(a)(b)	961,045	13,963,984
Smart Sand Inc.(a)(b)	455,359	2,417,956
Solaris Oilfield Infrastructure Inc., Class A(a)(b)	554,124	7,918,432
Superior Energy Services Inc.(a)(b)	3,264,325	31,794,526
TETRA Technologies Inc.(a)	2,590,891	11,529,465
Tidewater Inc.(a)(b)	509,765	14,747,502
U.S. Silica Holdings Inc.	1,645,219	42,265,676
Unit Corp.(a)(b)	1,113,939	28,472,281
		869,999,934
Equity Real Estate Investment Trusts (REITs) — 6.8%
Acadia Realty Trust(b)	1,714,851	46,935,472
Agree Realty Corp.(b)	642,121	33,884,725
Alexander & Baldwin Inc.(b)	1,453,514	34,157,579
Alexander's Inc.(b)	45,416	17,377,524
American Assets Trust Inc.	819,443	31,376,472
Americold Realty Trust	1,124,724	24,766,423
Armada Hoffler Properties Inc.	978,601	14,581,155
Ashford Hospitality Trust Inc.	1,808,450	14,648,445
Bluerock Residential Growth REIT Inc.(b)	545,747	4,868,063
Braemar Hotels & Resorts Inc.	622,619	7,110,309
BRT Apartments Corp.	175,681	2,239,933
CareTrust REIT Inc.	1,595,116	26,622,486
CatchMark Timber Trust Inc., Class A(b)	1,045,286	13,306,491
CBL & Associates Properties Inc.(b)	3,620,767	20,167,672
Cedar Realty Trust Inc.	1,883,495	8,890,096
Chatham Lodging Trust	962,846	20,431,592
Chesapeake Lodging Trust	1,271,782	40,239,183
City Office REIT Inc.(b)	781,493	10,026,555
Clipper Realty Inc.	310,141	2,648,604
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Community Healthcare Trust Inc.(b)	371,049	$ 11,083,234
CoreCivic Inc.(b)	2,528,222	60,399,224
CorEnergy Infrastructure Trust Inc.(b)	259,764	9,767,126
CorePoint Lodging Inc.(a)(b)	885,610	22,937,299
Cousins Properties Inc.	8,843,490	85,693,418
DiamondRock Hospitality Co.(b)	4,305,160	52,867,365
Easterly Government Properties Inc.(b)	975,015	19,266,296
EastGroup Properties Inc.(b)	740,290	70,742,112
Education Realty Trust Inc.(b)	1,598,135	66,322,603
Farmland Partners Inc.(b)	678,327	5,969,278
First Industrial Realty Trust Inc.	2,651,580	88,403,677
Four Corners Property Trust Inc.	1,321,560	32,550,023
Franklin Street Properties Corp.	2,261,222	19,356,060
Front Yard Residential Corp.(b)	1,074,675	11,198,114
GEO Group Inc. (The)	2,584,242	71,170,025
Getty Realty Corp.(b)	686,862	19,348,903
Gladstone Commercial Corp.(b)	598,371	11,500,691
Gladstone Land Corp.	277,985	3,522,070
Global Medical REIT Inc.(b)	402,963	3,570,252
Global Net Lease Inc.(b)	1,442,052	29,461,122
Government Properties Income Trust(b)	1,680,167	26,630,647
Gramercy Property Trust	3,413,799	93,264,989
Healthcare Realty Trust Inc.(b)	2,607,688	75,831,567
Hersha Hospitality Trust(b)	782,145	16,777,010
Independence Realty Trust Inc.(b)	1,856,745	19,143,041
Industrial Logistics Properties Trust(b)	437,752	9,783,757
InfraREIT Inc.(a)	941,048	20,863,034
Innovative Industrial Properties Inc.	136,585	5,001,743
Investors Real Estate Trust(b)	2,522,532	13,949,602
iStar Inc.(a)(b)	1,382,412	14,916,226
Jernigan Capital Inc.(b)	302,834	5,772,016
Kite Realty Group Trust(b)	1,766,476	30,171,410
LaSalle Hotel Properties(b)	2,367,751	81,048,117
Lexington Realty Trust	4,628,774	40,409,197
LTC Properties Inc.	840,917	35,940,793
Mack-Cali Realty Corp.	1,936,736	39,277,006
MedEquities Realty Trust Inc.	614,222	6,768,726
Monmouth Real Estate Investment Corp.(b)	1,621,747	26,807,478
National Health Investors Inc.(b)	857,931	63,212,356
National Storage Affiliates Trust	1,080,452	33,299,531
New Senior Investment Group Inc.(b)	1,667,671	12,624,269
NexPoint Residential Trust Inc.(b)	357,369	10,167,148
NorthStar Realty Europe Corp.	996,406	14,437,923
One Liberty Properties Inc.	327,168	8,640,507
Pebblebrook Hotel Trust(b)	1,456,929	56,528,845
Pennsylvania REIT(b)	1,483,503	16,303,698
Physicians Realty Trust(b)	3,888,428	61,981,542
Piedmont Office Realty Trust Inc., Class A(b)	2,727,679	54,362,643
PotlatchDeltic Corp.(b)	1,310,675	66,647,824
Preferred Apartment Communities Inc., Class A(b)	832,806	14,149,374
PS Business Parks Inc.	423,882	54,468,837
QTS Realty Trust Inc., Class A(b)	1,084,449	42,835,736
Quality Care Properties Inc.(a)	2,019,200	43,432,992
Ramco-Gershenson Properties Trust(b)	1,767,906	23,354,038
Retail Opportunity Investments Corp.(b)	2,364,846	45,310,449
Rexford Industrial Realty Inc.	1,716,159	53,870,231
RLJ Lodging Trust(b)	3,701,568	81,619,574
Ryman Hospitality Properties Inc.	952,048	79,162,791
Sabra Health Care REIT Inc.(b)	3,787,159	82,294,965
Safety Income & Growth Inc.(b)	212,357	4,028,412

iShares® Russell 2000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Saul Centers Inc.(b)	246,694	$ 13,217,865
Select Income REIT(b)	1,351,936	30,378,002
Seritage Growth Properties, Class A(b)	687,087	29,153,101
Spirit MTA REIT(a)	916,169	9,436,541
STAG Industrial Inc.(b)	2,082,993	56,719,899
Summit Hotel Properties Inc.(b)	2,196,017	31,425,003
Sunstone Hotel Investors Inc.(b)	4,801,831	79,806,431
Tanger Factory Outlet Centers Inc.(b)	1,966,968	46,204,078
Terreno Realty Corp.(b)	1,171,232	44,120,309
Tier REIT Inc.(b)	1,026,028	24,398,946
UMH Properties Inc.(b)	696,468	10,690,784
Universal Health Realty Income Trust	272,744	17,450,161
Urban Edge Properties(b)	2,328,698	53,257,323
Urstadt Biddle Properties Inc., Class A	640,780	14,500,851
Washington Prime Group Inc.(b)	3,880,952	31,474,521
Washington REIT(b)	1,679,672	50,944,452
Whitestone REIT(b)	820,161	10,235,609
Xenia Hotels & Resorts Inc.(b)	2,289,445	55,770,880
		3,163,682,471
Food & Staples Retailing — 0.7%
Andersons Inc. (The)	579,204	19,808,777
Chefs' Warehouse Inc. (The)(a)(b)	462,685	13,186,523
Ingles Markets Inc., Class A	307,096	9,765,653
Natural Grocers by Vitamin Cottage Inc.(a)(b)	187,379	2,387,208
Performance Food Group Co.(a)(b)	2,168,067	79,568,059
PriceSmart Inc.	463,288	41,927,564
Rite Aid Corp.(a)(b)	22,401,239	38,754,143
Smart & Final Stores Inc.(a)(b)	477,705	2,651,263
SpartanNash Co.	761,846	19,442,310
SUPERVALU Inc.(a)(b)	822,067	16,868,815
United Natural Foods Inc.(a)(b)	1,075,598	45,885,011
Village Super Market Inc., Class A	179,070	5,275,402
Weis Markets Inc.	192,583	10,272,377
		305,793,105
Food Products — 1.0%
Alico Inc.	67,971	2,154,681
B&G Foods Inc.(b)	1,398,874	41,826,332
Calavo Growers Inc.	335,067	32,216,692
Cal-Maine Foods Inc.(a)(b)	654,309	30,000,068
Darling Ingredients Inc.(a)(b)	3,488,705	69,355,455
Dean Foods Co.	1,945,516	20,447,373
Farmer Bros. Co.(a)(b)	213,807	6,531,804
Fresh Del Monte Produce Inc.	647,812	28,860,024
Freshpet Inc.(a)(b)	537,156	14,744,932
Hostess Brands Inc.(a)(b)	2,100,876	28,571,914
J&J Snack Foods Corp.	319,959	48,784,149
John B Sanfilippo & Son Inc.	183,576	13,667,233
Lancaster Colony Corp.	402,242	55,678,338
Landec Corp.(a)(b)	597,820	8,907,518
Limoneira Co.	256,157	6,304,024
Sanderson Farms Inc.	434,612	45,699,452
Seneca Foods Corp., Class A(a)	147,991	3,995,757
Simply Good Foods Co. (The)(a)	1,232,729	17,800,607
Tootsie Roll Industries Inc.(b)	353,445	10,903,778
		486,450,131
Gas Utilities — 1.2%
Chesapeake Utilities Corp.	336,672	26,916,927
New Jersey Resources Corp.	1,856,767	83,090,323
Northwest Natural Gas Co.	602,014	38,408,493
Security	Shares	Value
Gas Utilities (continued)
ONE Gas Inc.	1,109,665	$ 82,936,362
RGC Resources Inc.(b)	157,213	4,587,475
South Jersey Industries Inc.	1,826,288	61,125,859
Southwest Gas Holdings Inc.	1,027,651	78,378,942
Spire Inc.	1,048,864	74,102,242
WGL Holdings Inc.	1,091,624	96,881,630
		546,428,253
Health Care Equipment & Supplies — 3.4%
Abaxis Inc.	466,554	38,728,648
Accuray Inc.(a)(b)	1,811,235	7,426,063
AngioDynamics Inc.(a)(b)	781,934	17,390,212
Anika Therapeutics Inc.(a)(b)	294,046	9,409,472
Antares Pharma Inc.(a)(b)	3,192,348	8,236,258
AtriCure Inc.(a)(b)	690,062	18,666,177
Atrion Corp.	30,412	18,228,953
Avanos Medical Inc.	999,059	57,196,128
AxoGen Inc.(a)(b)	709,334	35,644,033
Cardiovascular Systems Inc.(a)(b)	672,263	21,740,985
Cerus Corp.(a)(b)	2,755,391	18,378,458
CONMED Corp.	536,758	39,290,686
CryoLife Inc.(a)	756,798	21,076,824
CryoPort Inc.(a)	557,093	8,790,928
Cutera Inc.(a)(b)	285,454	11,503,796
CytoSorbents Corp.(a)	604,129	6,887,071
Endologix Inc.(a)(b)	1,779,977	10,074,670
FONAR Corp.(a)(b)	143,895	3,820,412
GenMark Diagnostics Inc.(a)(b)	1,124,434	7,173,889
Glaukos Corp.(a)(b)	702,519	28,550,372
Globus Medical Inc., Class A(a)	1,524,909	76,946,908
Haemonetics Corp.(a)(b)	1,143,519	102,550,784
Helius Medical Technologies Inc.(a)	346,705	3,300,632
Heska Corp.(a)(b)	141,692	14,706,213
Inogen Inc.(a)	375,228	69,916,233
Integer Holdings Corp.(a)	662,187	42,810,390
IntriCon Corp.(a)(b)	129,815	5,231,544
Invacare Corp.(b)	671,446	12,488,896
iRadimed Corp.(a)(b)	74,523	1,546,352
iRhythm Technologies Inc.(a)(b)	496,021	40,242,184
K2M Group Holdings Inc.(a)(b)	852,372	19,178,370
Lantheus Holdings Inc.(a)	790,538	11,502,328
LeMaitre Vascular Inc.(b)	335,143	11,220,588
LivaNova PLC(a)(b)	1,030,675	102,881,978
Meridian Bioscience Inc.	898,454	14,285,419
Merit Medical Systems Inc.(a)(b)	1,044,859	53,496,781
Natus Medical Inc.(a)(b)	685,940	23,664,930
Neogen Corp.(a)(b)	1,070,254	85,823,668
Nevro Corp.(a)(b)	611,029	48,790,666
Novocure Ltd.(a)(b)	1,528,824	47,852,191
NuVasive Inc.(a)(b)	1,094,212	57,030,329
Nuvectra Corp.(a)(b)	295,935	6,075,546
NxStage Medical Inc.(a)(b)	1,372,734	38,299,279
OraSure Technologies Inc.(a)	1,280,666	21,092,569
Orthofix International NV(a)	360,440	20,480,201
OrthoPediatrics Corp.(a)(b)	147,338	3,925,084
Oxford Immunotec Global PLC(a)(b)	539,953	6,959,994
Pulse Biosciences Inc.(a)(b)	226,023	3,421,988
Quidel Corp.(a)(b)	697,907	46,410,815
Rockwell Medical Inc.(a)(b)	1,000,896	4,934,417
RTI Surgical Inc.(a)(b)	1,249,470	5,747,562
SeaSpine Holdings Corp.(a)	247,279	3,120,661

iShares® Russell 2000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Senseonics Holdings Inc.(a)(b)	1,415,565	$ 5,817,972
Sientra Inc.(a)	493,973	9,637,413
STAAR Surgical Co.(a)(b)	886,027	27,466,837
Surmodics Inc.(a)	275,556	15,210,691
Tactile Systems Technology Inc.(a)(b)	368,727	19,173,804
Tandem Diabetes Care Inc.(a)(b)	949,483	20,907,616
TransEnterix Inc.(a)(b)	3,319,008	14,470,875
Utah Medical Products Inc.	73,039	8,045,246
Varex Imaging Corp.(a)(b)	812,470	30,134,512
ViewRay Inc.(a)(b)	1,053,858	7,292,697
Wright Medical Group NV(a)(b)	2,257,458	58,603,610
		1,610,910,808
Health Care Providers & Services — 1.9%
AAC Holdings Inc.(a)(b)	303,663	2,845,322
Addus HomeCare Corp.(a)(b)	162,472	9,301,522
Amedisys Inc.(a)(b)	608,763	52,024,886
American Renal Associates Holdings Inc.(a)(b)	278,210	4,387,372
AMN Healthcare Services Inc.(a)(b)	1,004,797	58,881,104
Apollo Medical Holdings Inc.(a)(b)	527,220	13,633,909
BioScrip Inc.(a)(b)	2,692,725	7,889,684
BioTelemetry Inc.(a)(b)	675,987	30,419,415
Brookdale Senior Living Inc.(a)(b)	3,979,126	36,170,255
Capital Senior Living Corp.(a)(b)	551,325	5,882,638
Civitas Solutions Inc.(a)	345,228	5,661,739
Community Health Systems Inc.(a)(b)	1,768,438	5,871,214
CorVel Corp.(a)(b)	193,645	10,456,830
Cross Country Healthcare Inc.(a)(b)	737,696	8,299,080
Diplomat Pharmacy Inc.(a)(b)	1,207,876	30,873,311
Ensign Group Inc. (The)	1,048,841	37,569,485
Genesis Healthcare Inc.(a)(b)	1,190,149	2,725,441
HealthEquity Inc.(a)(b)	1,152,315	86,538,857
Kindred Healthcare Inc.(a)	1,900,491	17,104,419
LHC Group Inc.(a)(b)	651,811	55,788,503
LifePoint Health Inc.(a)(b)	756,482	36,916,322
Magellan Health Inc.(a)	517,580	49,661,801
National HealthCare Corp.	258,234	18,174,509
National Research Corp.	234,773	8,780,510
Owens & Minor Inc.	1,309,797	21,886,708
Patterson Companies Inc.	1,745,129	39,562,074
PetIQ Inc.(a)(b)	216,642	5,819,004
Providence Service Corp. (The)(a)	233,712	18,358,078
Quorum Health Corp.(a)	606,535	3,032,675
R1 RCM Inc.(a)(b)	2,132,466	18,509,805
RadNet Inc.(a)(b)	843,401	12,651,015
Select Medical Holdings Corp.(a)	2,307,575	41,882,486
Surgery Partners Inc.(a)(b)	394,934	5,884,517
Tenet Healthcare Corp.(a)(b)	1,781,367	59,800,490
Tivity Health Inc.(a)(b)	837,091	29,465,603
Triple-S Management Corp., Class B(a)	465,549	18,184,344
U.S. Physical Therapy Inc.	260,179	24,977,184
		895,872,111
Health Care Technology — 1.0%
Allscripts Healthcare Solutions Inc.(a)(b)	3,715,631	44,587,572
Castlight Health Inc., Class B(a)(b)	1,638,191	6,962,312
Computer Programs & Systems Inc.(b)	249,629	8,212,794
Cotiviti Holdings Inc.(a)	840,791	37,104,107
Evolent Health Inc., Class A(a)(b)	1,435,494	30,217,149
HealthStream Inc.	531,425	14,513,217
HMS Holdings Corp.(a)(b)	1,730,499	37,413,388
Security	Shares	Value
Health Care Technology (continued)
Inovalon Holdings Inc., Class A(a)(b)	1,465,998	$ 14,550,030
Inspire Medical Systems Inc.(a)(b)	150,556	5,368,827
Medidata Solutions Inc.(a)(b)	1,228,884	98,998,895
NantHealth Inc.(a)(b)	526,399	1,742,381
Omnicell Inc.(a)(b)	816,160	42,807,592
Quality Systems Inc.(a)(b)	1,106,398	21,574,761
Simulations Plus Inc.	244,850	5,447,912
Tabula Rasa HealthCare Inc.(a)(b)	368,357	23,512,227
Teladoc Inc.(a)(b)	1,305,775	75,800,239
Vocera Communications Inc.(a)(b)	604,781	18,076,904
		486,890,307
Hotels, Restaurants & Leisure — 3.1%
BBX Capital Corp.	1,415,690	12,783,681
Belmond Ltd., Class A(a)(b)	1,906,818	21,261,021
Biglari Holdings Inc., Class A(a)(b)	2,079	1,975,050
Biglari Holdings Inc., Class B, NVS(a)(b)	20,799	3,816,409
BJ's Restaurants Inc.(b)	435,016	26,100,960
Bloomin' Brands Inc.	1,783,503	35,848,410
Bluegreen Vacations Corp.(b)	164,557	3,916,457
Bojangles' Inc.(a)(b)	380,345	5,476,968
Boyd Gaming Corp.(b)	1,755,068	60,830,657
Brinker International Inc.	933,918	44,454,497
Carrols Restaurant Group Inc.(a)(b)	762,996	11,330,491
Century Casinos Inc.(a)	575,022	5,031,443
Cheesecake Factory Inc. (The)	909,893	50,098,709
Churchill Downs Inc.	252,080	74,741,720
Chuy's Holdings Inc.(a)(b)	367,354	11,277,768
Cracker Barrel Old Country Store Inc.(b)	409,666	63,993,926
Dave & Buster's Entertainment Inc.(a)(b)	852,766	40,591,662
Del Frisco's Restaurant Group Inc.(a)(b)	453,449	5,713,457
Del Taco Restaurants Inc.(a)	694,176	9,843,416
Denny's Corp.(a)(b)	1,323,522	21,083,705
Dine Brands Global Inc.	352,720	26,383,456
Drive Shack Inc.(a)	1,316,588	10,164,059
El Pollo Loco Holdings Inc.(a)(b)	488,881	5,573,243
Eldorado Resorts Inc.(a)(b)	1,401,573	54,801,504
Empire Resorts Inc.(a)(b)	69,987	1,385,743
Fiesta Restaurant Group Inc.(a)(b)	519,443	14,908,014
Golden Entertainment Inc.(a)	389,048	10,500,406
Habit Restaurants Inc. (The), Class A(a)(b)	426,866	4,268,660
ILG Inc.	2,249,810	74,311,224
International Speedway Corp., Class A	515,636	23,048,929
J Alexander's Holdings Inc.(a)(b)	274,189	3,057,207
Jack in the Box Inc.	631,087	53,718,125
Lindblad Expeditions Holdings Inc.(a)(b)	457,389	6,060,404
Marriott Vacations Worldwide Corp.(b)	458,822	51,828,533
Monarch Casino & Resort Inc.(a)	233,023	10,264,663
Nathan's Famous Inc.	61,467	5,784,045
Noodles & Co.(a)(b)	288,661	3,550,530
Papa John's International Inc.	481,220	24,407,478
Penn National Gaming Inc.(a)	1,513,996	50,855,126
Pinnacle Entertainment Inc.(a)	1,125,293	37,956,133
Planet Fitness Inc., Class A(a)	1,882,547	82,719,115
PlayAGS Inc.(a)(b)	340,811	9,225,754
Potbelly Corp.(a)(b)	479,692	6,212,011
RCI Hospitality Holdings Inc.(b)	203,897	6,453,340
Red Lion Hotels Corp.(a)(b)	362,188	4,219,490
Red Robin Gourmet Burgers Inc.(a)(b)	276,987	12,907,594
Red Rock Resorts Inc., Class A	1,479,696	49,569,816
Ruth's Hospitality Group Inc.	614,612	17,239,867

iShares® Russell 2000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Corp./DE, Class A(a)(b)	1,169,793	$ 57,495,326
SeaWorld Entertainment Inc.(a)(b)	1,168,646	25,499,856
Shake Shack Inc., Class A(a)	524,769	34,729,212
Sonic Corp.	752,763	25,910,103
Speedway Motorsports Inc.	243,806	4,232,472
Texas Roadhouse Inc.	1,443,481	94,562,440
Town Sports International Holdings Inc.(a)	308,262	4,485,212
Wingstop Inc.(b)	618,187	32,219,906
Zoe's Kitchen Inc.(a)(b)	398,816	3,892,444
		1,454,571,847
Household Durables — 1.6%
AV Homes Inc.(a)(b)	260,351	5,571,511
Bassett Furniture Industries Inc.	214,944	5,921,707
Beazer Homes USA Inc.(a)(b)	679,436	10,021,681
Cavco Industries Inc.(a)	179,690	37,312,629
Century Communities Inc.(a)(b)	526,969	16,625,872
Ethan Allen Interiors Inc.	518,101	12,693,475
Flexsteel Industries Inc.	157,327	6,277,347
GoPro Inc., Class A(a)(b)	2,403,806	15,480,511
Green Brick Partners Inc.(a)(b)	522,969	5,125,096
Hamilton Beach Brands Holding Co., Class A	143,400	4,165,770
Helen of Troy Ltd.(a)(b)	563,149	55,442,019
Hooker Furniture Corp.	246,312	11,552,033
Hovnanian Enterprises Inc., Class A(a)(b)	2,563,321	4,178,213
Installed Building Products Inc.(a)(b)	467,499	26,437,069
iRobot Corp.(a)(b)	576,281	43,664,811
KB Home	1,828,807	49,816,703
La-Z-Boy Inc.	987,219	30,208,901
LGI Homes Inc.(a)(b)	393,672	22,726,685
Lifetime Brands Inc.	250,519	3,169,065
M/I Homes Inc.(a)	589,507	15,610,145
MDC Holdings Inc.	964,915	29,690,435
Meritage Homes Corp.(a)	824,954	36,256,728
New Home Co. Inc. (The)(a)(b)	310,223	3,092,923
PICO Holdings Inc.(b)	407,265	4,744,637
Purple Innovation Inc.(a)	92,856	789,276
Roku Inc.(a)(b)	922,299	39,308,383
Skyline Champion Corp.	146,236	5,124,110
Taylor Morrison Home Corp., Class A(a)(b)	2,387,587	49,614,058
TopBuild Corp.(a)(b)	754,885	59,137,691
TRI Pointe Group Inc.(a)(b)	3,222,215	52,715,437
Tupperware Brands Corp.	1,092,097	45,038,080
Turtle Beach Corp.(a)	167,312	3,399,780
Universal Electronics Inc.(a)(b)	293,571	9,702,522
Vuzix Corp.(a)	501,060	3,732,897
William Lyon Homes, Class A(a)	650,331	15,087,679
ZAGG Inc.(a)(b)	587,214	10,158,802
		749,594,681
Household Products — 0.3%
Central Garden & Pet Co.(a)(b)	219,586	9,547,599
Central Garden & Pet Co., Class A, NVS(a)	759,452	30,735,023
HRG Group Inc.(a)(b)	2,616,998	34,256,504
Oil-Dri Corp. of America	114,388	4,820,310
WD-40 Co.	290,309	42,457,691
		121,817,127
Independent Power and Renewable Electricity Producers — 0.3%
Atlantic Power Corp.(a)(b)	2,426,295	5,337,849
NRG Yield Inc., Class A	734,415	12,521,776
NRG Yield Inc., Class C	1,399,909	24,078,435
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Ormat Technologies Inc.(b)	846,467	$ 45,023,580
Pattern Energy Group Inc., Class A	1,721,486	32,277,862
TerraForm Power Inc., Class A	1,556,582	18,212,009
		137,451,511
Industrial Conglomerates — 0.1%
Raven Industries Inc.	764,350	29,389,258
Insurance — 2.5%
Ambac Financial Group Inc.(a)(b)	678,226	13,462,786
American Equity Investment Life Holding Co.	1,906,570	68,636,520
AMERISAFE Inc.	376,674	21,752,923
AmTrust Financial Services Inc.	2,356,029	34,327,343
Argo Group International Holdings Ltd.	691,792	40,227,705
Baldwin & Lyons Inc., Class B	209,307	5,107,091
Citizens Inc./TX(a)(b)	1,057,840	8,240,574
CNO Financial Group Inc.	3,075,162	58,551,084
Crawford & Co., Class B	261,726	2,263,930
Donegal Group Inc., Class A	208,161	2,833,071
eHealth Inc.(a)(b)	399,139	8,820,972
EMC Insurance Group Inc.	199,989	5,555,694
Employers Holdings Inc.	707,273	28,432,375
Enstar Group Ltd.(a)	256,300	53,130,990
FBL Financial Group Inc., Class A	211,435	16,650,506
FedNat Holding Co.	264,315	6,097,747
Genworth Financial Inc., Class A(a)	10,731,389	48,291,250
Global Indemnity Ltd.(b)	187,646	7,314,441
Goosehead Insurance Inc., Class A(a)(b)	207,734	5,185,041
Greenlight Capital Re Ltd., Class A(a)(b)	652,014	9,258,599
Hallmark Financial Services Inc.(a)(b)	288,118	2,875,418
HCI Group Inc.	161,705	6,722,077
Health Insurance Innovations Inc., Class A(a)	250,399	8,100,408
Heritage Insurance Holdings Inc.	460,006	7,668,300
Horace Mann Educators Corp.	865,223	38,588,946
Independence Holding Co.	99,446	3,306,580
Infinity Property & Casualty Corp.	228,481	32,524,270
Investors Title Co.	31,718	5,857,046
James River Group Holdings Ltd.	552,033	21,689,377
Kemper Corp.	849,614	64,273,299
Kingstone Companies Inc.	191,609	3,238,192
Kinsale Capital Group Inc.(b)	415,357	22,786,485
Maiden Holdings Ltd.	1,313,174	10,177,098
MBIA Inc.(a)(b)	1,880,790	17,002,342
National General Holdings Corp.	1,311,687	34,536,719
National Western Life Group Inc., Class A	48,575	14,925,154
Navigators Group Inc. (The)(b)	433,733	24,722,781
NI Holdings Inc.(a)(b)	213,877	3,625,215
Primerica Inc.	842,419	83,904,932
ProAssurance Corp.	1,129,955	40,056,905
RLI Corp.	834,875	55,260,376
Safety Insurance Group Inc.	310,905	26,551,287
Selective Insurance Group Inc.	1,235,488	67,951,840
State Auto Financial Corp.	355,544	10,634,321
Stewart Information Services Corp.	498,113	21,453,727
Third Point Reinsurance Ltd.(a)(b)	1,717,236	21,465,450
Tiptree Inc.(b)	601,843	4,092,532
Trupanion Inc.(a)(b)	510,417	19,702,096
United Fire Group Inc.	393,888	21,470,835
United Insurance Holdings Corp.	449,421	8,799,663
Universal Insurance Holdings Inc.	673,366	23,635,147

iShares® Russell 2000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
WMIH Corp.(a)	4,113,867	$ 5,512,582
		1,177,252,042
Internet & Direct Marketing Retail — 0.6%
1-800-Flowers.com Inc., Class A(a)(b)	572,555	7,185,565
Duluth Holdings Inc., Class B(a)(b)	167,270	3,979,353
Gaia Inc.(a)(b)	239,519	4,850,260
Groupon Inc.(a)(b)	9,386,255	40,360,896
Lands' End Inc.(a)(b)	223,548	6,236,989
Liberty Expedia Holdings Inc., Class A(a)	1,159,490	50,947,991
Liberty TripAdvisor Holdings Inc., Class A(a)	1,545,627	24,884,595
Nutrisystem Inc.	631,611	24,317,023
Overstock.com Inc.(a)(b)	441,067	14,841,905
PetMed Express Inc.(b)	424,871	18,715,568
Shutterfly Inc.(a)(b)	697,783	62,821,403
		259,141,548
Internet Software & Services — 3.5%
Alarm.com Holdings Inc.(a)(b)	655,843	26,482,940
Alteryx Inc., Class A(a)(b)	595,670	22,730,767
Amber Road Inc.(a)(b)	498,540	4,691,261
Appfolio Inc., Class A(a)(b)	314,043	19,203,729
Apptio Inc., Class A(a)(b)	698,250	25,276,650
Benefitfocus Inc.(a)(b)	404,038	13,575,677
Blucora Inc.(a)(b)	998,746	36,953,602
Box Inc., Class A(a)(b)	2,708,535	67,686,290
Brightcove Inc.(a)	734,330	7,086,285
Carbonite Inc.(a)(b)	567,980	19,822,502
Cardlytics Inc.(a)(b)	122,498	2,665,556
Care.com Inc.(a)(b)	414,525	8,655,282
Cargurus Inc.(a)(b)	1,046,568	36,357,772
Cars.com Inc.(a)(b)	1,543,399	43,817,098
ChannelAdvisor Corp.(a)(b)	562,526	7,903,490
Cision Ltd.(a)	833,143	12,455,488
Cloudera Inc.(a)(b)	2,200,052	30,008,709
Cornerstone OnDemand Inc.(a)(b)	1,136,433	53,901,017
Coupa Software Inc.(a)(b)	1,121,960	69,830,790
eGain Corp.(a)	376,082	5,678,838
Endurance International Group Holdings Inc.(a)(b)	1,493,801	14,863,320
Envestnet Inc.(a)(b)	940,194	51,663,660
Etsy Inc.(a)	2,530,884	106,777,996
Five9 Inc.(a)(b)	1,187,996	41,069,022
Fusion Connect Inc.(a)(b)	443,835	1,748,710
Gogo Inc.(a)(b)	1,157,825	5,627,030
GTT Communications Inc.(a)(b)	743,256	33,446,520
Hortonworks Inc.(a)(b)	1,422,418	25,916,456
Instructure Inc.(a)(b)	666,349	28,353,150
Internap Corp.(a)(b)	421,830	4,395,469
j2 Global Inc.	997,150	86,363,161
Leaf Group Ltd.(a)(b)	347,672	3,772,241
Limelight Networks Inc.(a)(b)	2,284,474	10,211,599
Liquidity Services Inc.(a)(b)	561,471	3,677,635
LivePerson Inc.(a)	1,176,730	24,829,003
Meet Group Inc. (The)(a)(b)	1,499,920	6,719,642
MINDBODY Inc., Class A(a)(b)	895,601	34,570,199
New Relic Inc.(a)	937,344	94,287,433
NIC Inc.	1,369,767	21,299,877
Pandora Media Inc.(a)(b)	5,451,669	42,959,152
Q2 Holdings Inc.(a)(b)	766,665	43,738,238
QuinStreet Inc.(a)(b)	798,115	10,136,061
Quotient Technology Inc.(a)(b)	1,697,305	22,234,695
Security	Shares	Value
Internet Software & Services (continued)
Reis Inc.	199,380	$ 4,346,484
Remark Holdings Inc.(a)(b)	580,061	2,268,039
SendGrid Inc.(a)(b)	191,546	5,079,800
ShotSpotter Inc.(a)	153,973	5,840,196
Shutterstock Inc.(a)(b)	400,398	19,002,889
SPS Commerce Inc.(a)(b)	349,887	25,709,697
Stamps.com Inc.(a)(b)	369,379	93,471,356
TechTarget Inc.(a)(b)	409,677	11,634,827
Telaria Inc.(a)(b)	934,008	3,773,392
Trade Desk Inc. (The), Class A(a)(b)	670,801	62,921,134
Travelzoo(a)(b)	101,922	1,742,866
TrueCar Inc.(a)(b)	1,946,520	19,640,387
Tucows Inc., Class A(a)(b)	202,560	12,285,264
Veritone Inc.(a)(b)	152,017	2,556,926
Web.com Group Inc.(a)(b)	859,370	22,214,714
XO Group Inc.(a)	503,893	16,124,576
Yelp Inc.(a)(b)	1,726,570	67,647,013
Yext Inc.(a)(b)	1,694,807	32,777,567
		1,642,481,139
IT Services — 1.7%
Acxiom Corp.(a)(b)	1,656,421	49,609,809
CACI International Inc., Class A(a)(b)	522,700	88,101,085
Cardtronics PLC, Class A(a)(b)	844,435	20,418,438
Cass Information Systems Inc.	254,231	17,496,177
ConvergeOne Holdings Inc.(b)	525,983	4,938,980
Convergys Corp.	1,956,193	47,809,357
CSG Systems International Inc.	710,012	29,018,190
Everi Holdings Inc.(a)	1,407,935	10,137,132
EVERTEC Inc.	1,297,042	28,340,368
Exela Technologies Inc.(a)(b)	1,008,622	4,790,955
ExlService Holdings Inc.(a)	710,458	40,219,027
Hackett Group Inc. (The)	530,059	8,518,048
Information Services Group Inc.(a)(b)	776,337	3,182,982
ManTech International Corp./VA, Class A	563,077	30,203,450
MAXIMUS Inc.	1,380,834	85,763,600
MoneyGram International Inc.(a)(b)	678,895	4,541,808
Perficient Inc.(a)	726,951	19,169,698
Perspecta Inc.(b)	3,058,245	62,846,935
PFSweb Inc.(a)(b)	323,356	3,143,020
Presidio Inc.(a)(b)	693,869	9,089,684
PRGX Global Inc.(a)(b)	439,088	4,259,154
Science Applications International Corp.	901,886	72,989,634
ServiceSource International Inc.(a)	1,708,934	6,733,200
Sykes Enterprises Inc.(a)(b)	841,758	24,225,795
Syntel Inc.(a)	756,698	24,282,439
Travelport Worldwide Ltd.	2,671,173	49,523,547
TTEC Holdings Inc.	301,131	10,404,076
Unisys Corp.(a)(b)	1,084,422	13,989,044
Virtusa Corp.(a)(b)	598,663	29,142,915
		802,888,547
Leisure Products — 0.4%
Acushnet Holdings Corp.(b)	736,665	18,018,826
American Outdoor Brands Corp.(a)(b)	1,157,563	13,925,483
Callaway Golf Co.	2,000,191	37,943,623
Clarus Corp.(a)(b)	423,446	3,493,429
Escalade Inc.	249,979	3,524,704
Johnson Outdoors Inc., Class A	105,164	8,889,513
Malibu Boats Inc., Class A(a)(b)	429,105	17,996,664
Marine Products Corp.	189,496	3,369,239

iShares® Russell 2000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
MCBC Holdings Inc.(a)(b)	397,815	$ 11,516,744
Nautilus Inc.(a)(b)	655,431	10,290,267
Sturm Ruger & Co. Inc.(b)	374,543	20,974,408
Vista Outdoor Inc.(a)	1,221,293	18,917,828
		168,860,728
Life Sciences Tools & Services — 0.4%
Accelerate Diagnostics Inc.(a)(b)	539,619	12,033,504
Cambrex Corp.(a)(b)	700,293	36,625,324
ChromaDex Corp.(a)	819,061	3,038,716
Codexis Inc.(a)(b)	1,083,482	15,602,141
Enzo Biochem Inc.(a)(b)	937,179	4,863,959
Fluidigm Corp.(a)(b)	720,468	4,293,989
Harvard Bioscience Inc.(a)(b)	747,575	3,999,526
Luminex Corp.	882,349	26,055,766
Medpace Holdings Inc.(a)	253,712	10,909,616
NanoString Technologies Inc.(a)(b)	462,685	6,329,531
NeoGenomics Inc.(a)(b)	1,160,363	15,212,359
Pacific Biosciences of California Inc.(a)(b)	2,592,443	9,203,172
Quanterix Corp.(a)(b)	110,280	1,583,621
Syneos Health Inc.(a)(b)	1,190,803	55,848,661
		205,599,885
Machinery — 3.7%
Actuant Corp., Class A(b)	1,272,318	37,342,533
Alamo Group Inc.	205,036	18,527,053
Albany International Corp., Class A	611,169	36,761,815
Altra Industrial Motion Corp.(b)	615,871	26,544,040
American Railcar Industries Inc.	156,202	6,166,855
Astec Industries Inc.	487,698	29,164,340
Barnes Group Inc.	1,051,226	61,917,211
Blue Bird Corp.(a)(b)	310,330	6,935,876
Briggs & Stratton Corp.	894,969	15,760,404
Chart Industries Inc.(a)(b)	655,619	40,438,580
CIRCOR International Inc.(b)	328,960	12,158,362
Columbus McKinnon Corp./NY	471,300	20,435,568
Commercial Vehicle Group Inc.(a)(b)	643,472	4,723,084
DMC Global Inc.	302,744	13,593,206
Douglas Dynamics Inc.	472,650	22,687,200
Eastern Co. (The)	114,068	3,199,607
Energy Recovery Inc.(a)(b)	754,372	6,095,326
EnPro Industries Inc.	446,016	31,198,819
ESCO Technologies Inc.	541,842	31,264,283
Evoqua Water Technologies Corp.(a)(b)	1,611,017	33,025,849
Federal Signal Corp.	1,264,650	29,453,699
Franklin Electric Co. Inc.	987,184	44,521,998
FreightCar America Inc.	262,374	4,405,259
Gencor Industries Inc.(a)(b)	208,601	3,368,906
Global Brass & Copper Holdings Inc.	463,000	14,515,050
Gorman-Rupp Co. (The)	384,156	13,445,460
Graham Corp.	210,244	5,426,398
Greenbrier Companies Inc. (The)	673,636	35,534,299
Harsco Corp.(a)	1,712,872	37,854,471
Hillenbrand Inc.	1,334,815	62,936,527
Hurco Companies Inc.	137,430	6,149,993
Hyster-Yale Materials Handling Inc.	223,105	14,334,496
John Bean Technologies Corp.(b)	666,281	59,232,381
Kadant Inc.	232,681	22,372,278
Kennametal Inc.	1,736,567	62,342,755
LB Foster Co., Class A(a)	208,229	4,778,856
Lindsay Corp.	221,257	21,459,716
Security	Shares	Value
Machinery (continued)
Lydall Inc.(a)(b)	360,111	$ 15,718,845
Manitex International Inc.(a)(b)	309,341	3,860,576
Manitowoc Co. Inc. (The)(a)(b)	751,804	19,441,651
Meritor Inc.(a)(b)	1,792,344	36,868,516
Milacron Holdings Corp.(a)	1,476,029	27,941,229
Miller Industries Inc./TN	236,509	6,042,805
Mueller Industries Inc.	1,206,682	35,609,186
Mueller Water Products Inc., Class A	3,292,386	38,586,764
Navistar International Corp.(a)(b)	1,057,997	43,081,638
NN Inc.	588,945	11,131,061
Omega Flex Inc.	63,256	5,004,182
Park-Ohio Holdings Corp.	185,010	6,900,873
Proto Labs Inc.(a)(b)	576,866	68,618,211
RBC Bearings Inc.(a)(b)	495,735	63,855,625
REV Group Inc.(b)	635,610	10,811,726
Rexnord Corp.(a)(b)	2,225,045	64,659,808
Spartan Motors Inc.	746,471	11,271,712
SPX Corp.(a)	916,506	32,123,535
SPX FLOW Inc.(a)	897,229	39,271,713
Standex International Corp.	267,606	27,349,333
Sun Hydraulics Corp.(b)	608,246	29,311,375
Tennant Co.	370,647	29,281,113
Titan International Inc.	1,077,283	11,559,247
TriMas Corp.(a)(b)	975,487	28,679,318
Twin Disc Inc.(a)	175,982	4,367,873
Wabash National Corp.(b)	1,219,025	22,747,007
Watts Water Technologies Inc., Class A	593,549	46,534,242
Woodward Inc.	1,140,775	87,679,967
		1,728,381,684
Marine — 0.1%
Costamare Inc.	1,057,894	8,441,994
Eagle Bulk Shipping Inc.(a)(b)	1,015,190	5,522,634
Genco Shipping & Trading Ltd.(a)	146,868	2,276,454
Matson Inc.	901,706	34,607,476
Safe Bulkers Inc.(a)(b)	1,140,065	3,876,221
Scorpio Bulkers Inc.	1,284,034	9,116,641
		63,841,420
Media — 1.6%
AMC Entertainment Holdings Inc., Class A	1,111,963	17,680,212
Beasley Broadcast Group Inc., Class A	103,065	1,154,328
Boston Omaha Corp., Class A(a)	107,388	2,262,665
Central European Media Enterprises Ltd., Class A(a)(b)	1,836,094	7,619,790
Clear Channel Outdoor Holdings Inc., Class A	845,012	3,633,552
Daily Journal Corp.(a)(b)	25,427	5,853,295
Emerald Expositions Events Inc.	527,917	10,875,090
Entercom Communications Corp., Class A	2,724,979	20,573,591
Entravision Communications Corp., Class A	1,379,642	6,898,210
Eros International PLC(a)(b)	643,292	8,362,796
EW Scripps Co. (The), Class A, NVS(b)	970,696	12,997,619
Fluent Inc.(a)(b)	693,565	1,699,234
Gannett Co. Inc.	2,411,296	25,800,867
Gray Television Inc.(a)(b)	1,713,310	27,070,298
Hemisphere Media Group Inc.(a)(b)	385,496	5,049,998
IMAX Corp.(a)(b)	1,170,226	25,920,506
Liberty Latin America Ltd., Class A(a)(b)	924,762	17,681,449
Liberty Latin America Ltd., Class C, NVS(a)(b)	2,419,957	46,898,767
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	224,252	5,765,519

iShares® Russell 2000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	758,620	$ 19,617,913
LiveXLive Media Inc.(a)(b)	97,846	564,571
Loral Space & Communications Inc.(a)(b)	282,280	10,613,728
Marcus Corp. (The)	405,977	13,194,252
MDC Partners Inc., Class A(a)	1,275,272	5,866,251
Meredith Corp.	839,630	42,821,130
MSG Networks Inc., Class A(a)(b)	1,277,043	30,585,180
National CineMedia Inc.	1,641,901	13,791,968
New Media Investment Group Inc.	1,269,262	23,455,962
New York Times Co. (The), Class A	2,796,287	72,423,833
Nexstar Media Group Inc., Class A	953,038	69,952,989
Reading International Inc., Class A, NVS(a)	372,709	5,944,709
Saga Communications Inc., Class A	83,929	3,231,267
Scholastic Corp., NVS	590,018	26,143,698
Sinclair Broadcast Group Inc., Class A	1,534,313	49,328,163
TEGNA Inc.	4,615,195	50,074,866
tronc Inc.(a)(b)	409,509	7,076,316
WideOpenWest Inc.(a)(b)	650,242	6,281,338
World Wrestling Entertainment Inc., Class A(b)	898,556	65,432,848
		770,198,768
Metals & Mining — 1.3%
AK Steel Holding Corp.(a)(b)	6,714,069	29,139,059
Allegheny Technologies Inc.(a)(b)	2,640,672	66,333,681
Carpenter Technology Corp.	992,830	52,193,073
Century Aluminum Co.(a)(b)	1,068,890	16,835,018
Cleveland-Cliffs Inc.(a)(b)	6,337,830	53,427,907
Coeur Mining Inc.(a)(b)	3,855,922	29,305,007
Commercial Metals Co.	2,478,667	52,324,660
Compass Minerals International Inc.	725,440	47,697,680
Ferroglobe PLC(a)	1,314,890	13
Gold Resource Corp.(b)	1,152,235	7,593,229
Haynes International Inc.	268,928	9,880,415
Hecla Mining Co.(b)	8,273,388	28,791,390
Kaiser Aluminum Corp.	344,138	35,828,207
Klondex Mines Ltd.(a)	2,866,896	6,622,530
Materion Corp.	428,156	23,184,647
Olympic Steel Inc.	209,797	4,281,957
Ramaco Resources Inc.(a)(b)	127,197	885,291
Ryerson Holding Corp.(a)(b)	331,887	3,700,540
Schnitzer Steel Industries Inc., Class A	538,529	18,148,427
SunCoke Energy Inc.(a)(b)	1,383,083	18,533,312
Synalloy Corp.	175,861	3,508,427
Tahoe Resources Inc.(b)	6,610,506	32,523,690
TimkenSteel Corp.(a)	817,960	13,373,646
Universal Stainless & Alloy Products Inc.(a)(b)	149,339	3,534,854
Warrior Met Coal Inc.(b)	764,356	21,073,295
Worthington Industries Inc.	912,483	38,296,912
		617,016,867
Mortgage Real Estate Investment — 1.1%
AG Mortgage Investment Trust Inc.(b)	610,518	11,471,633
Anworth Mortgage Asset Corp.(b)	2,114,561	10,509,368
Apollo Commercial Real Estate Finance Inc.(b)	2,625,083	47,986,517
Arbor Realty Trust Inc.(b)	471,425	4,916,963
Ares Commercial Real Estate Corp.	590,802	8,158,976
ARMOUR Residential REIT Inc.(b)	828,741	18,903,582
Blackstone Mortgage Trust Inc., Class A(b)	2,175,961	68,390,454
Capstead Mortgage Corp.	1,973,157	17,659,755
Cherry Hill Mortgage Investment Corp.	271,168	4,843,061
Security	Shares	Value
Mortgage Real Estate Investment (continued)
Colony Credit Real Estate Inc.	1,823,827	$ 37,807,934
CYS Investments Inc.	3,344,195	25,081,463
Dynex Capital Inc.(b)	1,155,238	7,543,704
Exantas Capital Corp.(b)	635,042	6,464,728
Granite Point Mortgage Trust Inc.(b)	922,306	16,924,315
Great Ajax Corp.	340,349	4,451,765
Hannon Armstrong Sustainable Infrastructure Capital Inc.(b)	1,082,988	21,389,013
Invesco Mortgage Capital Inc.(b)	2,404,928	38,238,355
KKR Real Estate Finance Trust Inc.	351,180	6,946,340
Ladder Capital Corp.	1,830,340	28,589,911
MTGE Investment Corp.(b)	916,620	17,965,752
New York Mortgage Trust Inc.(b)	2,384,776	14,332,504
Orchid Island Capital Inc.(b)	1,136,681	8,547,841
PennyMac Mortgage Investment Trust(b)(d)	1,260,309	23,933,268
Redwood Trust Inc.(b)	1,615,589	26,608,751
Sutherland Asset Management Corp.	381,329	6,196,596
TPG RE Finance Trust Inc.(b)	668,642	13,586,805
Western Asset Mortgage Capital Corp.(b)	887,182	9,244,436
		506,693,790
Multi-Utilities — 0.5%
Avista Corp.	1,395,432	73,483,449
Black Hills Corp.	1,140,348	69,800,701
NorthWestern Corp.	1,060,217	60,697,424
Unitil Corp.	309,926	15,818,623
		219,800,197
Multiline Retail — 0.3%
Big Lots Inc.(b)	900,640	37,628,739
Dillard's Inc., Class A(b)	251,081	23,727,155
JC Penney Co. Inc.(a)(b)	6,682,599	15,637,282
Ollie's Bargain Outlet Holdings Inc.(a)(b)	1,046,253	75,853,342
Sears Holdings Corp.(a)(b)	864,837	2,049,664
		154,896,182
Oil, Gas & Consumable Fuels — 3.1%
Abraxas Petroleum Corp.(a)(b)	3,383,071	9,777,075
Adams Resources & Energy Inc.	45,826	1,970,518
Alta Mesa Resources Inc.(a)(b)	2,041,265	13,901,015
Amyris Inc.(a)(b)	515,906	3,296,639
Approach Resources Inc.(a)(b)	923,729	2,253,899
Arch Coal Inc., Class A	408,784	32,060,929
Ardmore Shipping Corp.(a)	696,895	5,714,539
Bonanza Creek Energy Inc.(a)	401,697	15,212,265
California Resources Corp.(a)(b)	961,854	43,706,646
Callon Petroleum Co.(a)(b)	4,709,293	50,577,807
Carrizo Oil & Gas Inc.(a)(b)	1,666,759	46,419,238
Clean Energy Fuels Corp.(a)(b)	2,772,559	10,230,743
Cloud Peak Energy Inc.(a)(b)	1,554,178	5,424,081
CONSOL Energy Inc.(a)	597,696	22,921,642
CVR Energy Inc.(b)	341,596	12,635,636
Delek U.S. Holdings Inc.	1,778,644	89,234,569
Denbury Resources Inc.(a)(b)	9,358,924	45,016,424
DHT Holdings Inc.	1,955,966	9,173,481
Dorian LPG Ltd.(a)(b)	589,889	4,506,752
Earthstone Energy Inc., Class A(a)(b)	422,176	3,736,258
Eclipse Resources Corp.(a)(b)	1,830,666	2,929,066
Energy Fuels Inc./Canada(a)(b)	1,557,887	3,536,403
Energy XXI Gulf Coast Inc.(a)(b)	709,964	6,276,082
EP Energy Corp., Class A(a)(b)	833,763	2,501,289
Evolution Petroleum Corp.	549,629	5,413,846

iShares® Russell 2000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Frontline Ltd./Bermuda(b)	1,620,583	$ 9,464,205
GasLog Ltd.	876,687	16,744,722
Golar LNG Ltd.(b)	1,985,115	58,481,488
Goodrich Petroleum Corp.(a)(b)	184,385	2,280,842
Green Plains Inc.	843,850	15,442,455
Gulfport Energy Corp.(a)(b)	3,718,101	46,736,530
Halcon Resources Corp.(a)(b)	2,855,813	12,537,019
Hallador Energy Co.	395,757	2,825,705
HighPoint Resources Corp.(a)(b)	2,314,458	14,071,905
International Seaways Inc.(a)(b)	462,887	10,711,205
Isramco Inc.(a)	15,132	1,859,723
Jagged Peak Energy Inc.(a)(b)	1,312,106	17,083,620
Laredo Petroleum Inc.(a)(b)	3,310,596	31,847,933
Lilis Energy Inc.(a)(b)	974,310	5,066,412
Matador Resources Co.(a)(b)	2,106,050	63,286,802
Midstates Petroleum Co. Inc.(a)(b)	318,947	4,340,869
NACCO Industries Inc., Class A	83,962	2,833,717
NextDecade Corp.(a)	162,780	1,113,415
Nordic American Tankers Ltd.(b)	2,953,768	7,916,098
Northern Oil and Gas Inc.(a)(b)	2,298,374	7,239,878
Oasis Petroleum Inc.(a)(b)	5,735,972	74,395,557
Overseas Shipholding Group Inc., Series A(a)(b)	1,270,044	4,927,771
Panhandle Oil and Gas Inc., Class A	331,256	6,326,990
Par Pacific Holdings Inc.(a)(b)	661,750	11,501,215
PDC Energy Inc.(a)(b)	1,395,875	84,380,644
Peabody Energy Corp.	1,719,350	78,196,038
Penn Virginia Corp.(a)	264,217	22,429,381
PetroCorp Inc. Escrow(a)(c)	26,106	—
Renewable Energy Group Inc.(a)(b)	789,685	14,095,877
Resolute Energy Corp.(a)(b)	467,086	14,573,083
REX American Resources Corp.(a)(b)	119,966	9,713,647
Ring Energy Inc.(a)(b)	1,218,379	15,375,943
Rosehill Resources Inc.(a)(b)	52,221	424,035
Sanchez Energy Corp.(a)(b)	1,383,217	6,252,141
SandRidge Energy Inc.(a)(b)	652,424	11,574,002
Scorpio Tankers Inc.	6,249,494	17,561,078
SemGroup Corp., Class A	1,683,989	42,773,321
Ship Finance International Ltd.	1,773,944	26,520,463
SilverBow Resources Inc.(a)(b)	153,763	4,440,675
Southwestern Energy Co.(a)(b)	12,550,727	66,518,853
SRC Energy Inc.(a)(b)	5,155,170	56,809,973
Talos Energy Inc.(a)(b)	428,831	13,778,340
Teekay Corp.(b)	1,458,326	11,302,026
Teekay Tankers Ltd., Class A	4,290,630	5,020,037
Tellurian Inc.(a)(b)	1,720,857	14,317,530
Ultra Petroleum Corp.(a)(b)	3,388,470	7,827,366
Uranium Energy Corp.(a)(b)	3,316,759	5,339,982
W&T Offshore Inc.(a)	1,941,935	13,884,835
WildHorse Resource Development Corp.(a)(b)	580,893	14,731,446
World Fuel Services Corp.	1,426,070	29,106,089
Zion Oil & Gas Inc.(a)(b)	1,134,162	4,599,027
		1,469,008,750
Paper & Forest Products — 0.6%
Boise Cascade Co.(b)	835,563	37,349,666
Clearwater Paper Corp.(a)	358,449	8,280,172
KapStone Paper and Packaging Corp.	1,869,656	64,503,132
Louisiana-Pacific Corp.	3,108,821	84,622,108
Neenah Inc.	355,004	30,122,089
PH Glatfelter Co.	926,761	18,155,248
Schweitzer-Mauduit International Inc.	653,908	28,588,858
Security	Shares	Value
Paper & Forest Products (continued)
Verso Corp., Class A(a)(b)	742,120	$ 16,148,531
		287,769,804
Personal Products — 0.3%
Edgewell Personal Care Co.(a)	1,132,173	57,129,450
elf Beauty Inc.(a)(b)	439,230	6,693,865
Inter Parfums Inc.	361,285	19,328,748
Medifast Inc.	248,653	39,824,265
Natural Health Trends Corp.(b)	171,363	4,287,502
Nature's Sunshine Products Inc.(a)	222,831	2,083,470
Revlon Inc., Class A(a)(b)	173,295	3,041,327
USANA Health Sciences Inc.(a)(b)	269,638	31,089,261
		163,477,888
Pharmaceuticals — 2.1%
Aclaris Therapeutics Inc.(a)(b)	568,679	11,356,520
Aerie Pharmaceuticals Inc.(a)(b)	756,866	51,126,298
Akcea Therapeutics Inc.(a)(b)	283,754	6,727,807
Akorn Inc.(a)	1,987,077	32,965,607
Amneal Pharmaceuticals Inc.(a)	1,849,705	30,353,659
Amphastar Pharmaceuticals Inc.(a)(b)	750,707	11,455,789
Ampio Pharmaceuticals Inc.(a)(b)	1,687,679	3,712,894
ANI Pharmaceuticals Inc.(a)	168,839	11,278,445
Aratana Therapeutics Inc.(a)(b)	950,382	4,039,124
Assembly Biosciences Inc.(a)(b)	361,325	14,167,553
Clearside Biomedical Inc.(a)(b)	594,996	6,360,507
Collegium Pharmaceutical Inc.(a)(b)	624,553	14,895,589
Corcept Therapeutics Inc.(a)(b)	2,078,606	32,675,686
Corium International Inc.(a)(b)	569,016	4,557,818
Cymabay Therapeutics Inc.(a)	1,253,809	16,826,117
Depomed Inc.(a)(b)	1,265,255	8,439,251
Dermira Inc.(a)(b)	701,801	6,456,569
Dova Pharmaceuticals Inc.(a)(b)	250,631	7,498,880
Durect Corp.(a)	3,335,474	5,203,339
Eloxx Pharmaceuticals Inc.(a)(b)	457,691	7,812,785
Endo International PLC(a)	4,768,359	44,965,625
Endocyte Inc.(a)	1,383,105	19,086,849
Evolus Inc.(a)(b)	88,520	2,477,675
Horizon Pharma PLC(a)	3,518,892	58,272,852
Innovate Biopharmaceuticals Inc.(a)(b)	393,627	9,277,788
Innoviva Inc.(a)	1,466,964	20,244,103
Intersect ENT Inc.(a)(b)	630,446	23,610,203
Intra-Cellular Therapies Inc.(a)(b)	953,083	16,840,977
Kala Pharmaceuticals Inc.(a)(b)	290,049	3,982,373
Lannett Co. Inc.(a)(b)	627,102	8,528,587
Mallinckrodt PLC(a)(b)	1,751,652	32,685,826
Marinus Pharmaceuticals Inc.(a)	774,636	5,476,677
Medicines Co. (The)(a)(b)	1,442,777	52,949,916
Melinta Therapeutics Inc.(a)(b)	413,804	2,627,655
Menlo Therapeutics Inc.(a)(b)	136,084	1,105,002
MyoKardia Inc.(a)(b)	649,006	32,223,148
Neos Therapeutics Inc.(a)	589,237	3,682,731
Ocular Therapeutix Inc.(a)(b)	693,865	4,683,589
Odonate Therapeutics Inc.(a)(b)	144,435	3,189,125
Omeros Corp.(a)(b)	975,037	17,687,171
Optinose Inc.(a)(b)	342,340	9,578,673
Pacira Pharmaceuticals Inc./DE(a)(b)	827,842	26,532,336
Paratek Pharmaceuticals Inc.(a)(b)	670,261	6,836,662
Phibro Animal Health Corp., Class A	424,804	19,562,224
Prestige Brands Holdings Inc.(a)(b)	1,135,894	43,595,612
Reata Pharmaceuticals Inc., Series A(a)(b)	338,448	11,835,527

iShares® Russell 2000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
resTORbio Inc.(a)(b)	146,683	$ 1,342,150
Revance Therapeutics Inc.(a)(b)	698,402	19,171,135
scPharmaceuticals Inc.(a)(b)	161,753	915,522
Sienna Biopharmaceuticals Inc.(a)(b)	348,321	5,290,996
SIGA Technologies Inc.(a)(b)	1,104,783	6,562,411
Supernus Pharmaceuticals Inc.(a)(b)	1,042,159	62,373,216
Teligent Inc.(a)(b)	847,288	2,931,617
Tetraphase Pharmaceuticals Inc.(a)(b)	1,157,552	4,132,461
TherapeuticsMD Inc.(a)(b)	3,576,814	22,319,319
Theravance Biopharma Inc.(a)(b)	911,784	20,679,261
WaVe Life Sciences Ltd.(a)(b)	374,980	14,342,985
Zogenix Inc.(a)(b)	752,007	33,238,709
Zomedica Pharmaceuticals Corp.(a)	839,666	1,889,249
		964,638,174
Professional Services — 1.5%
Acacia Research Corp.(a)(b)	777,464	3,226,476
ASGN Inc.(a)(b)	1,080,062	84,450,048
Barrett Business Services Inc.	151,981	14,676,805
BG Staffing Inc.	143,181	3,328,958
CBIZ Inc.(a)(b)	1,076,810	24,766,630
CRA International Inc.	171,410	8,723,055
Exponent Inc.	1,098,395	53,052,478
Forrester Research Inc.	218,307	9,157,979
Franklin Covey Co.(a)(b)	207,282	5,088,773
FTI Consulting Inc.(a)	799,379	48,346,442
GP Strategies Corp.(a)	261,340	4,599,584
Heidrick & Struggles International Inc.	397,362	13,907,670
Hill International Inc.(a)(b)	1,042,768	6,152,331
Huron Consulting Group Inc.(a)	470,625	19,248,563
ICF International Inc.	384,944	27,350,271
InnerWorkings Inc.(a)(b)	949,668	8,252,615
Insperity Inc.	817,521	77,868,875
Kelly Services Inc., Class A, NVS	665,427	14,938,836
Kforce Inc.	487,635	16,725,881
Korn/Ferry International	1,202,432	74,466,614
Mistras Group Inc.(a)	386,200	7,291,456
Navigant Consulting Inc.(a)	957,237	21,193,227
Resources Connection Inc.	634,293	10,719,552
TriNet Group Inc.(a)(b)	928,250	51,926,305
TrueBlue Inc.(a)(b)	872,216	23,506,221
WageWorks Inc.(a)(b)	845,209	42,260,450
Willdan Group Inc.(a)(b)	172,287	5,335,728
		680,561,823
Real Estate Management & Development — 0.5%
Altisource Portfolio Solutions SA(a)(b)	220,293	6,425,947
American Realty Investors Inc.(a)(b)	43,932	694,565
Consolidated-Tomoka Land Co.(b)	85,341	5,249,325
Forestar Group Inc.(a)(b)	243,788	5,058,601
FRP Holdings Inc.(a)(b)	150,711	9,758,537
Griffin Industrial Realty Inc.	25,867	1,137,889
HFF Inc., Class A	799,064	27,447,848
Kennedy-Wilson Holdings Inc.	2,667,011	56,407,283
Marcus & Millichap Inc.(a)(b)	413,961	16,148,619
Maui Land & Pineapple Co. Inc.(a)(b)	139,119	1,558,133
Newmark Group Inc., Class A(b)	511,938	7,284,878
RE/MAX Holdings Inc., Class A	379,767	19,918,779
Redfin Corp.(a)(b)	1,575,544	36,379,311
RMR Group Inc. (The), Class A	153,771	12,063,335
St. Joe Co. (The)(a)(b)	790,808	14,195,004
Security	Shares	Value
Real Estate Management & Development (continued)
Stratus Properties Inc.(a)(b)	129,795	$ 3,965,237
Tejon Ranch Co.(a)(b)	468,719	11,389,872
Transcontinental Realty Investors Inc.(a)(b)	34,759	1,162,688
Trinity Place Holdings Inc.(a)(b)	418,235	2,739,439
		238,985,290
Road & Rail — 0.5%
ArcBest Corp.(b)	549,497	25,112,013
Avis Budget Group Inc.(a)(b)	1,458,056	47,386,820
Covenant Transportation Group Inc., Class A(a)(b)	263,986	8,315,559
Daseke Inc.(a)(b)	873,048	8,669,366
Heartland Express Inc.(b)	965,501	17,910,043
Hertz Global Holdings Inc.(a)(b)	1,167,070	17,902,854
Marten Transport Ltd.(b)	832,266	19,516,638
PAM Transportation Services Inc.(a)	47,193	2,216,655
Saia Inc.(a)(b)	545,442	44,098,986
Universal Logistics Holdings Inc.	192,376	5,049,870
USA Truck Inc.(a)(b)	168,459	3,953,733
Werner Enterprises Inc.	1,017,753	38,216,625
YRC Worldwide Inc.(a)(b)	732,358	7,360,198
		245,709,360
Semiconductors & Semiconductor Equipment — 2.5%
ACM Research Inc., Class A(a)	172,666	1,861,339
Adesto Technologies Corp.(a)	385,214	3,235,798
Advanced Energy Industries Inc.(a)	835,598	48,539,888
Alpha & Omega Semiconductor Ltd.(a)(b)	422,218	6,012,384
Ambarella Inc.(a)(b)	675,360	26,075,650
Amkor Technology Inc.(a)(b)	2,178,255	18,711,210
Aquantia Corp.(a)(b)	450,651	5,218,539
Axcelis Technologies Inc.(a)(b)	682,183	13,507,223
AXT Inc.(a)(b)	834,664	5,884,381
Brooks Automation Inc.	1,479,336	48,255,940
Cabot Microelectronics Corp.	542,067	58,304,726
CEVA Inc.(a)(b)	469,789	14,187,628
Cirrus Logic Inc.(a)(b)	1,354,605	51,922,010
Cohu Inc.	602,306	14,762,520
Cree Inc.(a)(b)	2,123,689	88,281,752
Diodes Inc.(a)	826,960	28,505,311
Entegris Inc.	3,021,634	102,433,393
FormFactor Inc.(a)(b)	1,507,287	20,046,917
Ichor Holdings Ltd.(a)(b)	538,962	11,436,774
Impinj Inc.(a)(b)	398,933	8,820,409
Inphi Corp.(a)(b)	903,338	29,457,852
Integrated Device Technology Inc.(a)(b)	2,795,540	89,121,815
Kopin Corp.(a)(b)	1,404,891	4,017,988
Lattice Semiconductor Corp.(a)(b)	2,455,069	16,105,253
MACOM Technology Solutions Holdings Inc.(a)(b)	964,397	22,219,707
MaxLinear Inc.(a)(b)	1,326,197	20,675,411
Nanometrics Inc.(a)(b)	474,037	16,785,650
NeoPhotonics Corp.(a)(b)	754,781	4,702,286
NVE Corp.	101,472	12,357,260
PDF Solutions Inc.(a)(b)	618,168	7,405,653
Photronics Inc.(a)(b)	1,444,920	11,523,237
Power Integrations Inc.(b)	599,688	43,807,208
Rambus Inc.(a)(b)	2,213,669	27,759,409
Rudolph Technologies Inc.(a)(b)	670,599	19,849,730
Semtech Corp.(a)	1,374,139	64,653,240
Sigma Designs Inc.(a)(b)	785,626	4,792,319
Silicon Laboratories Inc.(a)	906,278	90,265,289
SMART Global Holdings Inc.(a)(b)	212,557	6,774,192

iShares® Russell 2000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
SunPower Corp.(a)(b)	1,311,012	$ 10,055,462
Synaptics Inc.(a)(b)	737,902	37,168,124
Ultra Clean Holdings Inc.(a)(b)	818,004	13,578,866
Veeco Instruments Inc.(a)(b)	1,029,023	14,663,578
Xcerra Corp.(a)	1,153,848	16,119,257
Xperi Corp.	1,047,973	16,872,365
		1,176,734,943
Software — 2.6%
8x8 Inc.(a)	1,895,111	37,996,976
A10 Networks Inc.(a)(b)	1,090,788	6,795,609
ACI Worldwide Inc.(a)(b)	2,451,981	60,490,371
Agilysys Inc.(a)	337,474	5,230,847
Altair Engineering Inc., Class A(a)	530,798	18,142,676
American Software Inc./GA, Class A	591,092	8,612,210
Asure Software Inc.(a)(b)	212,983	3,397,079
Avaya Holdings Corp.(a)(b)	2,228,620	44,750,690
Blackbaud Inc.(b)	1,027,089	105,225,268
Blackline Inc.(a)(b)	679,082	29,492,531
Bottomline Technologies de Inc.(a)	840,922	41,903,143
Carbon Black Inc.(a)	147,600	3,837,600
CommVault Systems Inc.(a)	827,794	54,510,235
Digimarc Corp.(a)(b)	238,485	6,391,398
Ebix Inc.(b)	512,150	39,051,437
Ellie Mae Inc.(a)(b)	727,532	75,546,923
Everbridge Inc.(a)(b)	543,869	25,790,268
ForeScout Technologies Inc.(a)	613,937	21,033,482
Glu Mobile Inc.(a)(b)	2,258,562	14,477,382
HubSpot Inc.(a)(b)	771,576	96,755,630
Imperva Inc.(a)	726,618	35,059,318
Majesco(a)(b)	121,219	745,497
MicroStrategy Inc., Class A(a)	202,178	25,828,239
Mitek Systems Inc.(a)(b)	696,333	6,197,364
MobileIron Inc.(a)(b)	1,510,242	6,720,577
Model N Inc.(a)	536,466	9,978,268
Monotype Imaging Holdings Inc.	887,149	18,009,125
OneSpan Inc.(a)	670,891	13,183,008
Park City Group Inc.(a)(b)	321,521	2,540,016
Paylocity Holding Corp.(a)(b)	616,726	36,300,492
Progress Software Corp.	950,951	36,915,918
PROS Holdings Inc.(a)(b)	572,300	20,929,011
QAD Inc., Class A	218,599	10,962,740
Qualys Inc.(a)(b)	717,591	60,492,921
Rapid7 Inc.(a)(b)	744,221	21,001,917
Rimini Street Inc.(a)(b)	208,184	1,363,605
Rosetta Stone Inc.(a)(b)	419,756	6,728,689
SailPoint Technologies Holding Inc.(a)(b)	820,344	20,131,242
SecureWorks Corp., Class A(a)(b)	205,709	2,561,077
Telenav Inc.(a)(b)	665,978	3,729,477
TiVo Corp.	2,570,263	34,570,037
Upland Software Inc.(a)(b)	334,581	11,499,549
Varonis Systems Inc.(a)	581,202	43,299,549
Verint Systems Inc.(a)(b)	1,357,001	60,182,994
VirnetX Holding Corp.(a)(b)	1,185,652	4,031,217
Workiva Inc.(a)(b)	588,585	14,361,474
Zix Corp.(a)	1,144,368	6,168,144
Zscaler Inc.(a)(b)	296,362	10,594,942
		1,223,518,162
Specialty Retail — 2.9%
Aaron's Inc.	1,498,680	65,117,646
Security	Shares	Value
Specialty Retail (continued)
Abercrombie & Fitch Co., Class A	1,447,957	$ 35,445,987
American Eagle Outfitters Inc.	3,433,593	79,831,037
America's Car-Mart Inc./TX(a)(b)	125,361	7,759,846
Asbury Automotive Group Inc.(a)	434,657	29,795,737
Ascena Retail Group Inc.(a)(b)	3,726,718	14,850,971
At Home Group Inc.(a)(b)	565,394	22,135,175
Barnes & Noble Education Inc.(a)	865,347	4,880,557
Barnes & Noble Inc.	1,251,384	7,946,288
Bed Bath & Beyond Inc.	2,862,779	57,040,872
Big 5 Sporting Goods Corp.(b)	437,592	3,325,699
Boot Barn Holdings Inc.(a)(b)	413,114	8,572,116
Buckle Inc. (The)(b)	613,126	16,493,089
Caleres Inc.	895,857	30,808,522
Camping World Holdings Inc., Class A(b)	689,787	17,230,879
Carvana Co.(a)(b)	606,513	25,230,941
Cato Corp. (The), Class A	468,339	11,530,506
Chico's FAS Inc.	2,720,839	22,147,630
Children's Place Inc. (The)	340,159	41,091,207
Citi Trends Inc.	274,707	7,537,960
Conn's Inc.(a)(b)	418,281	13,803,273
Container Store Group Inc. (The)(a)(b)	332,431	2,795,745
DSW Inc., Class A	1,461,971	37,748,091
Express Inc.(a)(b)	1,534,176	14,037,710
Five Below Inc.(a)(b)	1,157,790	113,127,661
Francesca's Holdings Corp.(a)(b)	681,570	5,145,854
GameStop Corp., Class A	2,133,965	31,091,870
Genesco Inc.(a)(b)	397,544	15,782,497
GNC Holdings Inc., Class A(a)(b)	1,747,670	6,151,798
Group 1 Automotive Inc.	428,853	27,017,739
Guess? Inc.	1,213,997	25,979,536
Haverty Furniture Companies Inc.	405,759	8,764,394
Hibbett Sports Inc.(a)(b)	390,977	8,953,373
Hudson Ltd., Class A(a)	840,246	14,695,903
J. Jill Inc.(a)(b)	349,718	3,266,366
Kirkland's Inc.(a)(b)	359,120	4,180,157
Lithia Motors Inc., Class A	503,961	47,659,592
Lumber Liquidators Holdings Inc.(a)(b)	605,703	14,748,868
MarineMax Inc.(a)(b)	444,758	8,428,164
Monro Inc.	665,114	38,643,123
Murphy USA Inc.(a)	661,287	49,127,011
National Vision Holdings Inc.(a)(b)	723,799	26,469,330
New York & Co. Inc.(a)	616,208	3,154,985
Office Depot Inc.	11,821,620	30,145,131
Party City Holdco Inc.(a)(b)	732,850	11,175,963
Pier 1 Imports Inc.	1,688,760	4,019,249
Rent-A-Center Inc./TX(b)	944,354	13,900,891
RH(a)(b)	410,296	57,318,351
Sally Beauty Holdings Inc.(a)(b)	2,607,222	41,793,769
Shoe Carnival Inc.	222,774	7,229,016
Signet Jewelers Ltd.	1,256,350	70,041,513
Sleep Number Corp.(a)(b)	774,749	22,483,216
Sonic Automotive Inc., Class A	521,456	10,741,994
Sportsman's Warehouse Holdings Inc.(a)(b)	836,510	4,282,931
Tailored Brands Inc.	1,057,253	26,981,097
Tile Shop Holdings Inc.	828,990	6,383,223
Tilly's Inc., Class A	308,284	4,670,503
Winmark Corp.	53,063	7,877,202
Zumiez Inc.(a)(b)	376,826	9,439,491
		1,358,029,245

iShares® Russell 2000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)(b)	2,279,179	$ 31,475,462
Avid Technology Inc.(a)(b)	692,899	3,603,075
Cray Inc.(a)	833,395	20,501,517
Diebold Nixdorf Inc.(b)	1,623,299	19,398,423
Eastman Kodak Co.(a)(b)	342,707	1,302,287
Electronics For Imaging Inc.(a)(b)	949,396	30,912,334
Immersion Corp.(a)(b)	645,451	9,965,763
Stratasys Ltd.(a)(b)	1,041,576	19,935,765
Super Micro Computer Inc.(a)(b)	832,393	19,686,094
USA Technologies Inc.(a)(b)	1,101,185	15,416,590
		172,197,310
Textiles, Apparel & Luxury Goods — 0.8%
Crocs Inc.(a)(b)	1,412,566	24,875,287
Culp Inc.	244,837	6,010,748
Deckers Outdoor Corp.(a)	678,518	76,597,897
Fossil Group Inc.(a)(b)	971,078	26,092,866
G-III Apparel Group Ltd.(a)(b)	925,414	41,088,382
Movado Group Inc.	334,738	16,167,845
Oxford Industries Inc.	355,174	29,472,339
Perry Ellis International Inc.(a)(b)	282,693	7,680,769
Rocky Brands Inc.	145,537	4,366,110
Steven Madden Ltd.	1,237,516	65,712,100
Superior Group of Companies Inc.	206,692	4,280,591
Unifi Inc.(a)	332,532	10,541,264
Vera Bradley Inc.(a)	482,569	6,775,269
Wolverine World Wide Inc.	1,965,572	68,342,938
		388,004,405
Thrifts & Mortgage Finance — 2.2%
BankFinancial Corp.	321,085	5,667,150
Beneficial Bancorp. Inc.	1,452,752	23,534,582
BofI Holding Inc.(a)(b)	1,259,568	51,528,927
Bridgewater Bancshares Inc.(a)	104,935	1,334,773
BSB Bancorp. Inc./MA(a)(b)	186,417	6,412,745
Capitol Federal Financial Inc.	2,742,637	36,093,103
Charter Financial Corp./MD	272,780	6,587,637
Columbia Financial Inc.(a)	1,057,253	17,497,537
Dime Community Bancshares Inc.	690,462	13,464,009
Entegra Financial Corp.(a)(b)	136,895	4,011,024
ESSA Bancorp. Inc.	221,658	3,508,846
Essent Group Ltd.(a)	2,044,302	73,226,898
Federal Agricultural Mortgage Corp., Class C, NVS	191,627	17,146,784
First Defiance Financial Corp.	214,874	14,409,450
Flagstar Bancorp. Inc.(a)	637,446	21,838,900
FS Bancorp. Inc.	67,191	4,249,831
Greene County Bancorp. Inc.(b)	61,918	2,099,020
Hingham Institution for Savings	29,855	6,559,144
Home Bancorp. Inc.	166,547	7,752,763
HomeStreet Inc.(a)(b)	538,668	14,517,103
Impac Mortgage Holdings Inc.(a)(b)	217,752	2,075,177
Kearny Financial Corp./MD	2,085,645	28,051,925
LendingTree Inc.(a)(b)	165,221	35,324,250
Luther Burbank Corp.(b)	300,178	3,453,548
Malvern Bancorp. Inc.(a)(b)	133,176	3,242,836
Merchants Bancorp/IN	342,903	9,783,023
Meridian Bancorp. Inc.	1,023,084	19,592,059
Meta Financial Group Inc.(b)	199,833	19,463,734
MGIC Investment Corp.(a)	7,895,784	84,642,804
Nationstar Mortgage Holdings Inc.(a)(b)	634,110	11,115,948
NMI Holdings Inc., Class A(a)	1,324,486	21,589,122
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Northfield Bancorp. Inc.	926,649	$ 15,400,906
Northwest Bancshares Inc.	2,036,318	35,411,570
OceanFirst Financial Corp.	987,317	29,580,017
Oconee Federal Financial Corp.	25,273	731,401
Ocwen Financial Corp.(a)(b)	2,500,914	9,903,619
OP Bancorp(a)	264,285	3,361,705
Oritani Financial Corp.	858,701	13,910,956
PCSB Financial Corp.(b)	367,243	7,297,118
PennyMac Financial Services Inc., Class A(a)(b)(d)	224,219	4,405,903
PHH Corp.(a)	718,105	7,798,620
Ponce de Leon Federal Bank, NVS(a)(b)	186,950	2,936,985
Provident Bancorp. Inc.(a)(b)	89,895	2,355,249
Provident Financial Services Inc.	1,320,279	36,347,281
Prudential Bancorp. Inc.	191,601	3,697,899
Radian Group Inc.(b)	4,599,269	74,600,143
Riverview Bancorp. Inc.	464,364	3,919,232
SI Financial Group Inc.	263,850	3,891,788
Southern Missouri Bancorp. Inc.	151,116	5,896,546
Sterling Bancorp Inc./MI(b)	365,731	4,886,166
Territorial Bancorp. Inc.	165,363	5,126,253
Timberland Bancorp. Inc./WA	139,623	5,213,523
TrustCo Bank Corp. NY	1,992,566	17,733,837
United Community Financial Corp./OH	1,060,595	11,655,939
United Financial Bancorp. Inc.	1,089,956	19,096,029
Walker & Dunlop Inc.	589,210	32,789,536
Washington Federal Inc.	1,795,071	58,698,822
Waterstone Financial Inc.	543,333	9,263,828
Western New England Bancorp Inc.	573,636	6,309,996
WSFS Financial Corp.	630,886	33,626,224
		1,035,621,743
Tobacco — 0.2%
22nd Century Group Inc.(a)	2,472,571	6,082,525
Alliance One International Inc.(a)(b)	178,627	2,831,238
Turning Point Brands Inc.(b)	168,481	5,374,544
Universal Corp./VA	525,781	34,727,835
Vector Group Ltd.	2,092,754	39,929,746
		88,945,888
Trading Companies & Distributors — 1.4%
Aircastle Ltd.	1,020,386	20,917,913
Applied Industrial Technologies Inc.	812,313	56,983,757
Beacon Roofing Supply Inc.(a)(b)	1,451,241	61,851,892
BlueLinx Holdings Inc.(a)(b)	189,626	7,116,664
BMC Stock Holdings Inc.(a)	1,434,707	29,913,641
CAI International Inc.(a)(b)	388,926	9,038,640
DXP Enterprises Inc./TX(a)	339,406	12,965,309
EnviroStar Inc.(b)	83,994	3,384,958
Foundation Building Materials Inc.(a)(b)	307,930	4,735,963
GATX Corp.	804,258	59,700,071
General Finance Corp.(a)	207,666	2,813,874
GMS Inc.(a)	671,223	18,183,431
H&E Equipment Services Inc.	676,966	25,460,691
Herc Holdings Inc.(a)(b)	512,178	28,856,109
Kaman Corp.	578,610	40,323,331
Lawson Products Inc./DE(a)	152,144	3,704,706
MRC Global Inc.(a)(b)	1,753,563	37,999,710
Nexeo Solutions Inc.(a)(b)	697,795	6,370,868
NOW Inc.(a)(b)	2,242,271	29,889,473
Rush Enterprises Inc., Class A(a)(b)	630,680	27,358,899
Rush Enterprises Inc., Class B(a)	108,844	4,778,252

iShares® Russell 2000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
SiteOne Landscape Supply Inc.(a)(b)	850,059	$ 71,379,454
Systemax Inc.	260,035	8,927,002
Textainer Group Holdings Ltd.(a)(b)	600,077	9,541,224
Titan Machinery Inc.(a)(b)	415,175	6,455,971
Triton International Ltd.	1,112,972	34,123,722
Veritiv Corp.(a)(b)	250,561	9,984,856
Willis Lease Finance Corp.(a)(b)	81,302	2,568,330
		635,328,711
Water Utilities — 0.4%
American States Water Co.	779,021	44,528,840
AquaVenture Holdings Ltd.(a)(b)	237,293	3,697,025
Artesian Resources Corp., Class A, NVS	176,438	6,840,501
Cadiz Inc.(a)(b)	475,616	6,230,570
California Water Service Group	1,022,230	39,815,859
Connecticut Water Service Inc.	256,480	16,753,274
Consolidated Water Co. Ltd.	334,070	4,309,503
Global Water Resources Inc.	207,256	1,948,206
Middlesex Water Co.	339,921	14,334,469
Pure Cycle Corp.(a)(b)	399,359	3,813,878
SJW Group	366,769	24,287,443
York Water Co. (The)	279,753	8,896,145
		175,455,713
Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)(b)	833,585	18,830,685
NII Holdings Inc.(a)(b)	1,890,037	7,371,144
Shenandoah Telecommunications Co.	978,876	32,009,245
Spok Holdings Inc.	408,731	6,151,402
		64,362,476
Total Common Stocks — 99.9% (Cost: $51,483,826,732)		46,692,455,258
Security	Shares	Value
Short-Term Investments
Money Market Funds — 11.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(d)(e)(f)	5,465,351,287	$ 5,466,444,357
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(d)(e)	11,262,209	11,262,209
		5,477,706,566
Total Short-Term Investments — 11.7% (Cost: $5,476,758,456)		5,477,706,566
Total Investments in Securities — 111.6% (Cost: $56,960,585,188)		52,170,161,824
Other Assets, Less Liabilities — (11.6)%		(5,418,838,294)
Net Assets — 100.0%		$ 46,751,323,530

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,433,189,443	32,161,844 (a)	—	5,465,351,287	$5,466,444,357	$17,736,953 (b)	$ (6,835)	$ 1,137,652
BlackRock Cash Funds: Treasury, SL Agency Shares	114,945,427	—	(103,683,218) (a)	11,262,209	11,262,209	334,130	—	—
PennyMac Financial Services Inc.	224,219	—	—	224,219	4,405,903	—	—	(672,657)
PennyMac Mortgage Investment Trust	1,193,110	466,414	(399,215)	1,260,309	23,933,268	559,239	418,543	726,449
					$5,506,045,737	$18,630,322	$ 411,708	$ 1,191,444

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Russell 2000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-mini	935	09/21/18	$ 77,021	$ (571,107)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$46,686,995,532	$ 13	$ 5,459,713	$46,692,455,258
Money Market Funds	5,477,706,566	—	—	5,477,706,566
	$52,164,702,098	$ 13	$ 5,459,713	$52,170,161,824
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (571,107)	$ —	$ —	$ (571,107)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Russell 2000 Growth ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
Aerojet Rocketdyne Holdings Inc.(a)	690,140	$ 20,352,229
Aerovironment Inc.(a)	209,659	14,975,942
Astronics Corp.(a)(b)	208,469	7,498,630
Axon Enterprise Inc.(a)(b)	516,967	32,661,975
Cubic Corp.	184,019	11,814,020
Kratos Defense & Security Solutions Inc.(a)(b)	326,959	3,763,298
Mercury Systems Inc.(a)(b)	237,260	9,030,116
Moog Inc., Class A	28,313	2,207,281
National Presto Industries Inc.	4,847	601,028
Sparton Corp.(a)	47,687	905,576
Wesco Aircraft Holdings Inc.(a)(b)	149,015	1,676,419
		105,486,514
Air Freight & Logistics — 0.4%
Air Transport Services Group Inc.(a)	576,957	13,033,459
Echo Global Logistics Inc.(a)	262,031	7,664,407
Forward Air Corp.	289,849	17,124,279
Hub Group Inc., Class A(a)	206,238	10,270,652
		48,092,797
Airlines — 0.2%
Allegiant Travel Co.	127,145	17,666,798
Auto Components — 1.0%
Dana Inc.	1,330,177	26,856,274
Dorman Products Inc.(a)(b)	265,336	18,125,102
Fox Factory Holding Corp.(a)(b)	353,211	16,441,972
LCI Industries	241,282	21,751,572
Modine Manufacturing Co.(a)	75,246	1,373,239
Shiloh Industries Inc.(a)(b)	25,451	221,424
Stoneridge Inc.(a)	242,898	8,535,436
Tenneco Inc.	408,952	17,977,530
		111,282,549
Automobiles — 0.1%
Winnebago Industries Inc.(b)	305,771	12,414,303
Banks — 2.9%
Allegiance Bancshares Inc.(a)(b)	22,095	957,818
Ameris Bancorp.	394,465	21,044,708
Atlantic Capital Bancshares Inc.(a)(b)	177,088	3,479,779
BancFirst Corp.	42,525	2,517,480
Bank of NT Butterfield & Son Ltd. (The)	537,955	24,595,303
Bankwell Financial Group Inc.	10,789	346,866
Blue Hills Bancorp. Inc.	108,911	2,417,824
Cadence BanCorp	158,179	4,566,628
Cambridge Bancorp(b)	8,174	707,378
Capstar Financial Holdings Inc.(a)(b)	25,439	471,385
Carolina Financial Corp.(b)	135,702	5,824,330
Central Pacific Financial Corp.	16,160	462,984
City Holding Co.	14,782	1,112,050
CNB Financial Corp./PA	9,766	293,566
CoBiz Financial Inc.	363,850	7,815,498
ConnectOne Bancorp. Inc.	77,703	1,934,805
Customers Bancorp. Inc.(a)	96,618	2,742,019
Eagle Bancorp. Inc.(a)(b)	253,155	15,518,401
Enterprise Bancorp. Inc./MA	7,460	301,608
Enterprise Financial Services Corp.	76,477	4,125,934
Equity Bancshares Inc., Class A(a)	43,679	1,811,805
Esquire Financial Holdings Inc.(a)(b)	19,804	522,628
Farmers & Merchants Bancorp. Inc./Archbold OH	69,738	2,813,928
Security	Shares	Value
Banks (continued)
FB Financial Corp.	64,274	$ 2,617,237
FCB Financial Holdings Inc., Class A(a)(b)	364,887	21,455,356
Fidelity D&D Bancorp. Inc.(b)	1,540	95,465
First Connecticut Bancorp. Inc./Farmington CT	31,394	960,656
First Financial Bankshares Inc.(b)	639,258	32,538,232
First Financial Northwest Inc.	16,149	315,228
First Foundation Inc.(a)	109,022	2,021,268
FNB Bancorp./CA	16,010	587,087
German American Bancorp. Inc.	51,818	1,857,675
Glacier Bancorp. Inc.	130,904	5,063,367
Green Bancorp. Inc.	43,428	938,045
Guaranty Bancorp.	207,962	6,197,268
Hanmi Financial Corp.	37,753	1,070,298
HarborOne Bancorp Inc.(a)(b)	68,658	1,300,383
Heritage Commerce Corp.	354,231	6,018,385
Home BancShares Inc./AR	359,789	8,116,840
HomeTrust Bancshares Inc.(a)	53,317	1,500,874
Howard Bancorp. Inc.(a)(b)	27,101	487,818
Independent Bank Corp./MI	60,982	1,555,041
Independent Bank Corp./Rockland MA	27,816	2,180,774
Independent Bank Group Inc.	53,236	3,556,165
Investar Holding Corp.	30,440	841,666
Lakeland Financial Corp.	177,297	8,543,942
LegacyTexas Financial Group Inc.	188,463	7,353,826
Live Oak Bancshares Inc.(b)	131,660	4,035,379
Macatawa Bank Corp.	20,958	254,430
MB Financial Inc.	68,167	3,183,399
Midland States Bancorp. Inc.	107,092	3,668,972
National Bank Holdings Corp., Class A	95,034	3,667,362
National Commerce Corp.(a)	65,551	3,035,011
Northeast Bancorp	9,183	200,189
Oak Valley Bancorp.(b)	3,987	91,183
Old Line Bancshares Inc.	18,851	658,088
Origin Bancorp Inc.(b)	57,043	2,335,340
Pacific Premier Bancorp. Inc.(a)(b)	150,494	5,741,346
People's Utah Bancorp.	152,580	5,447,106
Preferred Bank/Los Angeles CA	137,954	8,478,653
Reliant Bancorp Inc.	8,959	251,300
Republic First Bancorp. Inc.(a)(b)	91,910	721,493
Seacoast Banking Corp. of Florida(a)(b)	80,211	2,533,063
ServisFirst Bancshares Inc.(b)	459,440	19,172,431
Southern First Bancshares Inc.(a)	7,768	343,346
Spirit of Texas Bancshares Inc.(a)	5,409	111,425
State Bank Financial Corp.	129,380	4,321,292
Stock Yards Bancorp. Inc.	45,528	1,736,893
Tompkins Financial Corp.	7,688	660,245
TriState Capital Holdings Inc.(a)(b)	61,457	1,604,028
Triumph Bancorp. Inc.(a)(b)	237,309	9,670,342
Union Bankshares Inc./Morrisville VT	35,899	1,863,158
United Community Banks Inc./GA	73,008	2,239,155
Unity Bancorp. Inc.	8,330	189,507
Veritex Holdings Inc.(a)(b)	71,022	2,206,654
Washington Trust Bancorp. Inc.	43,497	2,527,176
West Bancorp. Inc.	35,913	903,212
		315,408,799
Beverages — 0.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	82,567	24,745,330
Castle Brands Inc.(a)(b)	968,923	1,153,018
Celsius Holdings Inc.(a)(b)	224,757	1,033,882
Coca-Cola Bottling Co. Consolidated	46,630	6,301,112

iShares® Russell 2000 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Beverages (continued)
Craft Brew Alliance Inc.(a)	121,226	$ 2,503,317
MGP Ingredients Inc.(b)	114,575	10,175,406
National Beverage Corp.(a)	116,306	12,433,111
Primo Water Corp.(a)(b)	260,156	4,550,129
		62,895,305
Biotechnology — 12.2%
Abeona Therapeutics Inc.(a)(b)	277,676	4,442,816
ACADIA Pharmaceuticals Inc.(a)(b)	961,884	14,687,969
Acceleron Pharma Inc.(a)(b)	311,162	15,097,580
Achaogen Inc.(a)(b)	263,843	2,284,880
Acorda Therapeutics Inc.(a)(b)	56,078	1,609,439
Adamas Pharmaceuticals Inc.(a)(b)	111,867	2,889,525
ADMA Biologics Inc.(a)	193,993	874,908
Aduro Biotech Inc.(a)(b)	623,181	4,362,267
Adverum Biotechnologies Inc.(a)(b)	47,624	252,407
Aeglea BioTherapeutics Inc.(a)(b)	164,182	1,737,046
Agenus Inc.(a)(b)	801,635	1,819,711
Aimmune Therapeutics Inc.(a)(b)	428,030	11,509,727
Akebia Therapeutics Inc.(a)	415,823	4,149,914
Albireo Pharma Inc.(a)(b)	18,568	659,164
Alder Biopharmaceuticals Inc.(a)(b)	458,825	7,249,435
Aldeyra Therapeutics Inc.(a)(b)	161,422	1,283,305
Allena Pharmaceuticals Inc.(a)	117,108	1,525,917
Amicus Therapeutics Inc.(a)(b)	1,860,829	29,066,149
AnaptysBio Inc.(a)(b)	183,349	13,025,113
Apellis Pharmaceuticals Inc.(a)	352,427	7,753,394
Arbutus Biopharma Corp.(a)(b)	99,008	722,758
Arcus Biosciences Inc.(a)(b)	37,724	461,742
Arena Pharmaceuticals Inc.(a)(b)	393,178	17,142,561
ArQule Inc.(a)	784,076	4,335,940
Array BioPharma Inc.(a)(b)	2,004,504	33,635,577
Arrowhead Pharmaceuticals Inc.(a)(b)	852,150	11,589,240
Arsanis Inc.(a)	48,004	174,254
Atara Biotherapeutics Inc.(a)	401,511	14,755,529
Athenex Inc.(a)	407,404	7,602,159
Athersys Inc.(a)(b)	1,081,148	2,129,862
Audentes Therapeutics Inc.(a)(b)	289,056	11,044,830
AVEO Pharmaceuticals Inc.(a)(b)	604,850	1,366,961
Avid Bioservices Inc.(a)(b)	510,782	2,002,265
Bellicum Pharmaceuticals Inc.(a)(b)	259,984	1,918,682
BioCryst Pharmaceuticals Inc.(a)(b)	804,113	4,607,567
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	267,063	10,554,330
BioSpecifics Technologies Corp.(a)(b)	56,864	2,550,919
BioTime Inc.(a)	253,316	521,831
Blueprint Medicines Corp.(a)(b)	406,386	25,797,383
Calyxt Inc.(a)	47,095	879,264
Cara Therapeutics Inc.(a)(b)	225,782	4,323,725
CareDx Inc.(a)	303,026	3,709,038
CASI Pharmaceuticals Inc.(a)(b)	433,832	3,570,437
Catalyst Pharmaceuticals Inc.(a)	928,995	2,898,464
Celcuity Inc.(a)(b)	59,069	1,466,093
Cellular Biomedicine Group Inc.(a)(b)	69,129	1,351,472
ChemoCentryx Inc.(a)(b)	219,062	2,885,047
Clovis Oncology Inc.(a)(b)	466,593	21,215,984
Cohbar Inc.(a)	223,754	1,465,589
Coherus Biosciences Inc.(a)(b)	455,627	6,378,778
Corbus Pharmaceuticals Holdings Inc.(a)(b)	483,793	2,443,155
Corvus Pharmaceuticals Inc.(a)	126,769	1,391,924
CTI BioPharma Corp.(a)	497,749	2,478,790
Cue Biopharma Inc.(a)(b)	172,646	2,047,582
Security	Shares	Value
Biotechnology (continued)
Cytokinetics Inc.(a)(b)	404,530	$ 3,357,599
CytomX Therapeutics Inc.(a)(b)	376,053	8,596,572
Deciphera Pharmaceuticals Inc.(a)(b)	73,018	2,873,258
Denali Therapeutics Inc.(a)(b)	168,739	2,573,270
Dicerna Pharmaceuticals Inc.(a)(b)	440,695	5,398,514
Dyax Corp.(a)(c)	1,121,579	2,568,416
Dynavax Technologies Corp.(a)(b)	549,242	8,375,940
Eagle Pharmaceuticals Inc./DE(a)(b)	103,112	7,801,454
Editas Medicine Inc.(a)(b)	446,069	15,982,652
Emergent BioSolutions Inc.(a)(b)	439,163	22,173,340
Enanta Pharmaceuticals Inc.(a)	165,435	19,173,916
Epizyme Inc.(a)(b)	380,364	5,153,932
Esperion Therapeutics Inc.(a)(b)	223,322	8,751,989
Evelo Biosciences Inc.(a)(b)	55,637	656,517
Fate Therapeutics Inc.(a)(b)	483,911	5,487,551
Fennec Pharmaceuticals Inc.(a)	115,122	1,201,874
FibroGen Inc.(a)(b)	735,601	46,048,623
Flexion Therapeutics Inc.(a)(b)	326,604	8,442,713
Fortress Biotech Inc.(a)(b)	373,575	1,113,253
Foundation Medicine Inc.(a)	137,749	18,830,288
G1 Therapeutics Inc.(a)(b)	201,868	8,773,183
Genomic Health Inc.(a)(b)	202,069	10,184,278
Geron Corp.(a)(b)	1,579,355	5,417,188
Global Blood Therapeutics Inc.(a)(b)	493,350	22,299,420
GlycoMimetics Inc.(a)	333,729	5,383,049
GTx Inc.(a)	47,383	725,434
Halozyme Therapeutics Inc.(a)(b)	1,231,721	20,779,133
Heron Therapeutics Inc.(a)(b)	625,760	24,310,776
Homology Medicines Inc.(a)(b)	104,833	2,138,593
Idera Pharmaceuticals Inc.(a)(b)	1,529,601	2,019,073
Immune Design Corp.(a)(b)	52,210	237,555
ImmunoGen Inc.(a)(b)	1,255,665	12,217,620
Immunomedics Inc.(a)(b)	1,174,987	27,811,942
Inovio Pharmaceuticals Inc.(a)(b)	795,357	3,117,799
Insmed Inc.(a)(b)	749,528	17,726,337
Insys Therapeutics Inc.(a)(b)	254,865	1,845,223
Intellia Therapeutics Inc.(a)	324,331	8,873,696
Intercept Pharmaceuticals Inc.(a)(b)	213,983	17,955,314
Intrexon Corp.(a)(b)	678,502	9,458,318
Invitae Corp.(a)(b)	615,997	4,527,578
Iovance Biotherapeutics Inc.(a)(b)	812,616	10,401,485
Ironwood Pharmaceuticals Inc.(a)(b)	1,359,567	25,994,921
Jounce Therapeutics Inc.(a)	161,150	1,234,409
Kadmon Holdings Inc.(a)(b)	665,965	2,657,200
Karyopharm Therapeutics Inc.(a)(b)	433,388	7,363,262
Keryx Biopharmaceuticals Inc.(a)(b)	906,790	3,409,530
Kindred Biosciences Inc.(a)(b)	239,571	2,551,431
Kura Oncology Inc.(a)(b)	246,944	4,494,381
La Jolla Pharmaceutical Co.(a)(b)	208,938	6,094,721
Lexicon Pharmaceuticals Inc.(a)(b)	413,900	4,966,800
Ligand Pharmaceuticals Inc.(a)(b)	205,842	42,644,287
Loxo Oncology Inc.(a)(b)	261,031	45,283,658
MacroGenics Inc.(a)(b)	382,086	7,890,076
Madrigal Pharmaceuticals Inc.(a)(b)	57,396	16,053,087
MannKind Corp.(a)(b)	1,344,923	2,555,354
MediciNova Inc.(a)(b)	390,270	3,106,549
Mersana Therapeutics Inc.(a)(b)	124,728	2,227,642
MiMedx Group Inc.(a)(b)	1,036,514	6,623,324
Minerva Neurosciences Inc.(a)(b)	260,944	2,152,788
Miragen Therapeutics Inc.(a)(b)	206,265	1,322,159

iShares® Russell 2000 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Mirati Therapeutics Inc.(a)	179,232	$ 8,836,138
Momenta Pharmaceuticals Inc.(a)(b)	757,942	15,499,914
Mustang Bio Inc.(a)	156,675	1,079,491
Myriad Genetics Inc.(a)	571,286	21,348,958
Natera Inc.(a)(b)	283,488	5,335,244
NewLink Genetics Corp.(a)	1,164	5,541
Novavax Inc.(a)(b)	1,413,631	1,894,266
Nymox Pharmaceutical Corp.(a)(b)	131,716	442,566
Organovo Holdings Inc.(a)(b)	1,095,995	1,534,393
Ovid therapeutics Inc.(a)(b)	100,956	787,457
Palatin Technologies Inc.(a)	1,619,908	1,570,987
Pfenex Inc.(a)	202,963	1,098,030
Pieris Pharmaceuticals Inc.(a)(b)	518,756	2,630,093
PolarityTE Inc.(a)(b)	83,358	1,962,247
Portola Pharmaceuticals Inc.(a)(b)	593,132	22,402,596
Progenics Pharmaceuticals Inc.(a)(b)	716,288	5,758,955
Proteostasis Therapeutics Inc.(a)(b)	217,041	605,544
PTC Therapeutics Inc.(a)	443,349	14,954,162
Puma Biotechnology Inc.(a)(b)	284,864	16,849,706
Ra Pharmaceuticals Inc.(a)(b)	11,698	116,395
Radius Health Inc.(a)(b)	392,637	11,571,012
Recro Pharma Inc.(a)(b)	179,279	899,981
REGENXBIO Inc.(a)(b)	282,293	20,254,523
Repligen Corp.(a)(b)	382,842	18,008,888
Retrophin Inc.(a)(b)	390,159	10,635,734
Rhythm Pharmaceuticals Inc.(a)(b)	122,231	3,820,941
Rigel Pharmaceuticals Inc.(a)(b)	1,460,905	4,134,361
Rocket Pharmaceuticals Inc.(a)(b)	207,407	4,071,399
Sangamo Therapeutics Inc.(a)(b)	993,771	14,111,548
Savara Inc.(a)	239,818	2,714,740
Selecta Biosciences Inc.(a)(b)	180,382	2,390,061
Seres Therapeutics Inc.(a)(b)	216,393	1,860,980
Solid Biosciences Inc.(a)(b)	87,793	3,128,065
Sorrento Therapeutics Inc.(a)(b)	862,490	6,209,928
Spark Therapeutics Inc.(a)(b)	308,724	25,549,998
Spectrum Pharmaceuticals Inc.(a)	899,703	18,857,775
Spero Therapeutics Inc.(a)(b)	6,351	93,169
Spring Bank Pharmaceuticals Inc.(a)(b)	87,887	1,041,461
Stemline Therapeutics Inc.(a)(b)	274,483	4,405,452
Surface Oncology Inc.(a)	74,019	1,207,250
Syndax Pharmaceuticals Inc.(a)(b)	48,429	339,972
Synergy Pharmaceuticals Inc.(a)(b)	2,384,819	4,149,585
Syros Pharmaceuticals Inc.(a)(b)	234,297	2,392,172
T2 Biosystems Inc.(a)	256,563	1,985,798
TG Therapeutics Inc.(a)(b)	577,537	7,594,612
Tocagen Inc.(a)(b)	169,921	1,587,062
Tyme Technologies Inc.(a)(b)	412,134	1,302,343
Ultragenyx Pharmaceutical Inc.(a)(b)	461,355	35,464,359
UNITY Biotechnology Inc.(a)	44,877	675,848
Unum Therapeutics Inc.(a)(b)	29,470	422,894
Vanda Pharmaceuticals Inc.(a)(b)	498,783	9,501,816
Veracyte Inc.(a)(b)	248,618	2,322,092
Verastem Inc.(a)(b)	510,916	3,515,102
Vericel Corp.(a)(b)	366,783	3,557,795
Viking Therapeutics Inc.(a)(b)	422,190	4,006,583
Vital Therapies Inc.(a)(b)	257,726	1,765,423
Voyager Therapeutics Inc.(a)	208,363	4,071,413
Xencor Inc.(a)(b)	452,543	16,748,616
XOMA Corp.(a)	28,695	599,152
Zafgen Inc.(a)	214,629	2,195,655
Security	Shares	Value
Biotechnology (continued)
ZIOPHARM Oncology Inc.(a)(b)	1,273,662	$ 3,846,459
		1,324,815,342
Building Products — 2.3%
AAON Inc.(b)	407,857	13,561,245
Advanced Drainage Systems Inc.	439,069	12,535,420
American Woodmark Corp.(a)	138,612	12,689,929
Apogee Enterprises Inc.	232,229	11,186,471
Armstrong Flooring Inc.(a)	20,626	289,589
Builders FirstSource Inc.(a)(b)	1,115,978	20,411,238
Continental Building Products Inc.(a)	367,550	11,596,202
CSW Industrials Inc.(a)(b)	156,271	8,258,922
Griffon Corp.	17,221	306,534
Insteel Industries Inc.	162,679	5,433,479
JELD-WEN Holding Inc.(a)(b)	692,513	19,798,947
Masonite International Corp.(a)	256,468	18,427,226
NCI Building Systems Inc.(a)(b)	421,854	8,858,934
Patrick Industries Inc.(a)(b)	235,383	13,381,523
PGT Innovations Inc.(a)	484,237	10,096,341
Simpson Manufacturing Co. Inc.	407,330	25,331,853
Trex Co. Inc.(a)	581,591	36,401,781
Universal Forest Products Inc.	525,899	19,258,421
		247,824,055
Capital Markets — 1.5%
Artisan Partners Asset Management Inc., Class A	474,805	14,315,371
Ashford Inc.(a)	8,098	524,750
BrightSphere Investment Group PLC	695,528	9,918,229
Cohen & Steers Inc.	220,804	9,209,735
Cowen Inc.(a)(b)	131,319	1,818,768
Diamond Hill Investment Group Inc.	32,350	6,289,811
Donnelley Financial Solutions Inc.(a)(b)	159,118	2,763,880
Federated Investors Inc., Class B	343,716	8,015,457
Financial Engines Inc.	625,408	28,080,819
GAMCO Investors Inc., Class A	12,405	331,958
Greenhill & Co. Inc.	190,606	5,413,210
Hamilton Lane Inc., Class A	147,854	7,092,556
Houlihan Lokey Inc.	294,733	15,096,224
Investment Technology Group Inc.	45,719	956,442
Ladenburg Thalmann Financial Services Inc.	930,160	3,162,544
Moelis & Co., Class A	385,749	22,624,179
Piper Jaffray Companies	8,777	674,512
PJT Partners Inc., Class A(b)	184,417	9,846,024
Pzena Investment Management Inc., Class A	179,010	1,648,682
Siebert Financial Corp.(a)(b)	56,489	588,615
Silvercrest Asset Management Group Inc., Class A	84,234	1,373,014
Value Line Inc.	14,911	353,391
Virtus Investment Partners Inc.	9,436	1,207,336
Westwood Holdings Group Inc.	83,653	4,980,700
WisdomTree Investments Inc.	1,010,059	9,171,336
		165,457,543
Chemicals — 2.6%
A Schulman Inc.	263,559	11,728,376
Advanced Emissions Solutions Inc.	24,437	277,604
AdvanSix Inc.(a)	106,929	3,916,809
Balchem Corp.(b)	315,380	30,951,393
Chase Corp.	71,961	8,437,427
Ferro Corp.(a)(b)	832,972	17,367,466
GCP Applied Technologies Inc.(a)(b)	710,137	20,558,466
HB Fuller Co.	373,633	20,056,620
Ingevity Corp.(a)	417,047	33,722,421

iShares® Russell 2000 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Innophos Holdings Inc.	28,407	$ 1,352,173
KMG Chemicals Inc.(b)	130,994	9,664,737
Koppers Holdings Inc.(a)	146,115	5,603,510
Kraton Corp.(a)(b)	281,593	12,992,701
Kronos Worldwide Inc.	226,785	5,109,466
Marrone Bio Innovations Inc.(a)	530,640	976,378
OMNOVA Solutions Inc.(a)	435,406	4,528,222
PolyOne Corp.	743,114	32,117,387
Quaker Chemical Corp.	128,981	19,975,288
Sensient Technologies Corp.	222,413	15,913,650
Trinseo SA(b)	297,203	21,086,553
Tronox Ltd., Class A	428,323	8,429,397
Valhi Inc.	36,932	175,796
		284,941,840
Commercial Services & Supplies — 3.3%
Advanced Disposal Services Inc.(a)	674,511	16,714,383
Brink's Co. (The)	494,758	39,456,950
Casella Waste Systems Inc., Class A(a)	76,993	1,971,791
Cimpress NV(a)(b)	216,615	31,400,510
Covanta Holding Corp.	1,161,181	19,159,486
Deluxe Corp.	469,725	31,100,492
Healthcare Services Group Inc.	728,616	31,468,925
Heritage-Crystal Clean Inc.(a)(b)	9,325	187,433
Herman Miller Inc.	502,324	17,028,784
HNI Corp.	428,912	15,955,526
Interface Inc.	526,139	12,074,890
Kimball International Inc., Class B, NVS	313,422	5,064,900
Knoll Inc.	450,105	9,366,685
McGrath RentCorp	238,216	15,071,926
Mobile Mini Inc.	389,764	18,279,932
MSA Safety Inc.	335,380	32,310,509
Pitney Bowes Inc.	933,235	7,997,824
SP Plus Corp.(a)(b)	66,106	2,459,143
Team Inc.(a)(b)	18,077	417,579
Tetra Tech Inc.	510,173	29,845,120
U.S. Ecology Inc.	216,601	13,797,484
UniFirst Corp./MA	19,905	3,521,195
Viad Corp.	118,426	6,424,610
VSE Corp.	7,083	338,426
		361,414,503
Communications Equipment — 1.1%
Acacia Communications Inc.(a)(b)	38,576	1,342,831
Aerohive Networks Inc.(a)(b)	342,770	1,360,797
Applied Optoelectronics Inc.(a)(b)	142,020	6,376,698
CalAmp Corp.(a)(b)	335,531	7,861,491
Calix Inc.(a)(b)	227,456	1,774,157
Casa Systems Inc.(a)	131,590	2,148,865
Clearfield Inc.(a)(b)	74,882	827,446
Extreme Networks Inc.(a)	1,135,603	9,039,400
InterDigital Inc./PA	151,227	12,234,264
Lumentum Holdings Inc.(a)(b)	616,773	35,711,157
NETGEAR Inc.(a)(b)	70,468	4,404,250
Plantronics Inc.	325,913	24,850,866
Quantenna Communications Inc.(a)(b)	329,799	5,125,076
Viavi Solutions Inc.(a)	806,107	8,254,536
		121,311,834
Construction & Engineering — 1.4%
Comfort Systems USA Inc.	361,997	16,579,463
Dycom Industries Inc.(a)(b)	296,976	28,067,202
Security	Shares	Value
Construction & Engineering (continued)
EMCOR Group Inc.	429,923	$ 32,751,534
Granite Construction Inc.	342,559	19,066,834
HC2 Holdings Inc.(a)(b)	429,457	2,512,323
MasTec Inc.(a)(b)	637,907	32,373,780
MYR Group Inc.(a)	159,671	5,661,934
NV5 Global Inc.(a)(b)	82,443	5,713,300
Orion Group Holdings Inc.(a)	130,916	1,081,366
Primoris Services Corp.	282,002	7,678,914
Sterling Construction Co. Inc.(a)(b)	61,718	804,186
Willscot Corp.(a)	219,931	3,254,979
		155,545,815
Construction Materials — 0.4%
Forterra Inc.(a)(b)	197,784	1,924,438
Summit Materials Inc., Class A(a)(b)	1,102,602	28,943,303
U.S. Concrete Inc.(a)(b)	159,609	8,379,473
U.S. Lime & Minerals Inc.	2,487	208,659
		39,455,873
Consumer Finance — 0.8%
Curo Group Holdings Corp.(a)	77,942	1,944,653
Elevate Credit Inc.(a)(b)	203,346	1,720,307
Enova International Inc.(a)(b)	329,133	12,029,811
FirstCash Inc.	438,191	39,371,461
Green Dot Corp., Class A(a)	469,510	34,457,339
Regional Management Corp.(a)(b)	46,834	1,640,127
		91,163,698
Containers & Packaging — 0.1%
Greif Inc., Class A, NVS	21,597	1,142,265
Greif Inc., Class B	5,174	298,023
Myers Industries Inc.	303,376	5,824,819
		7,265,107
Distributors — 0.0%
Core-Mark Holding Co. Inc.	38,585	875,880
Funko Inc., Class A(a)	106,766	1,339,913
		2,215,793
Diversified Consumer Services — 1.1%
American Public Education Inc.(a)	9,547	401,929
Cambium Learning Group Inc.(a)	43,143	481,044
Capella Education Co.	107,425	10,602,848
Career Education Corp.(a)	672,217	10,869,749
Carriage Services Inc.	61,584	1,511,887
Chegg Inc.(a)(b)	1,046,556	29,083,791
Houghton Mifflin Harcourt Co.(a)(b)	87,471	669,153
Sotheby's(a)	368,133	20,004,347
Strayer Education Inc.	106,853	12,075,458
Weight Watchers International Inc.(a)(b)	357,529	36,146,182
		121,846,388
Diversified Financial Services — 0.0%
Marlin Business Services Corp.	28,997	865,560
On Deck Capital Inc.(a)	441,892	3,093,244
		3,958,804
Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings Inc.	409,962	21,891,971
Ooma Inc.(a)(b)	182,235	2,578,625
ORBCOMM Inc.(a)(b)	704,553	7,115,985
Vonage Holdings Corp.(a)(b)	2,173,790	28,020,153
		59,606,734
Electric Utilities — 0.0%
Spark Energy Inc., Class A(b)	115,457	1,125,706

iShares® Russell 2000 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment — 0.8%
Allied Motion Technologies Inc.(b)	69,669	$ 3,335,752
Atkore International Group Inc.(a)(b)	390,915	8,119,305
AZZ Inc.	81,218	3,528,922
Energous Corp.(a)(b)	231,824	3,437,950
EnerSys	272,032	20,304,468
Generac Holdings Inc.(a)(b)	596,456	30,854,669
Plug Power Inc.(a)(b)	2,125,932	4,294,383
Thermon Group Holdings Inc.(a)	93,273	2,133,153
TPI Composites Inc.(a)(b)	144,823	4,234,624
Vicor Corp.(a)	155,649	6,778,514
Vivint Solar Inc.(a)	88,763	439,377
		87,461,117
Electronic Equipment, Instruments & Components — 1.6%
Badger Meter Inc.	282,070	12,608,529
Control4 Corp.(a)(b)	108,452	2,636,468
ePlus Inc.(a)	134,486	12,655,133
FARO Technologies Inc.(a)	157,276	8,547,951
Fitbit Inc., Class A(a)	453,519	2,961,479
II-VI Inc.(a)(b)	607,812	26,409,431
Insight Enterprises Inc.(a)	130,271	6,374,160
Iteris Inc.(a)(b)	271,915	1,316,069
Itron Inc.(a)(b)	334,796	20,104,500
Mesa Laboratories Inc.(b)	32,044	6,763,847
Methode Electronics Inc.	166,371	6,704,751
Napco Security Technologies Inc.(a)(b)	118,952	1,742,647
nLight Inc.(a)	64,382	2,128,469
Novanta Inc.(a)(b)	322,132	20,068,823
OSI Systems Inc.(a)(b)	62,081	4,800,724
PAR Technology Corp.(a)(b)	94,377	1,668,585
Park Electrochemical Corp.	112,635	2,612,006
Rogers Corp.(a)(b)	95,495	10,643,873
VeriFone Systems Inc.(a)	696,020	15,883,176
Vishay Precision Group Inc.(a)	77,228	2,946,248
		169,576,869
Energy Equipment & Services — 0.6%
Cactus Inc., Class A(a)	264,323	8,931,474
Covia Holdings Corp.(a)(b)	308,162	5,719,487
Independence Contract Drilling Inc.(a)	135,775	559,393
ION Geophysical Corp.(a)	106,496	2,587,853
Keane Group Inc.(a)(b)	513,756	7,023,045
Key Energy Services Inc.(a)	103,065	1,673,776
Liberty Oilfield Services Inc., Class A(a)(b)	148,413	2,778,291
Mammoth Energy Services Inc.(a)(b)	84,499	2,869,586
Pioneer Energy Services Corp.(a)	69,533	406,768
Profire Energy Inc.(a)	241,332	815,702
ProPetro Holding Corp.(a)(b)	701,176	10,994,440
RigNet Inc.(a)(b)	12,328	126,978
Select Energy Services Inc., Class A(a)(b)	102,890	1,494,992
Solaris Oilfield Infrastructure Inc., Class A(a)(b)	259,218	3,704,225
TETRA Technologies Inc.(a)	1,051,274	4,678,169
U.S. Silica Holdings Inc.	458,919	11,789,629
		66,153,808
Equity Real Estate Investment Trusts (REITs) — 1.9%
Alexander's Inc.	21,079	8,065,458
Americold Realty Trust	519,532	11,440,095
Armada Hoffler Properties Inc.	144,913	2,159,204
City Office REIT Inc.	53,873	691,191
Clipper Realty Inc.	150,916	1,288,823
Easterly Government Properties Inc.	99,464	1,965,409
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
EastGroup Properties Inc.	341,894	$ 32,671,391
First Industrial Realty Trust Inc.(b)	263,941	8,799,793
Four Corners Property Trust Inc.	419,750	10,338,442
GEO Group Inc. (The)	252,828	6,962,883
Monmouth Real Estate Investment Corp.(b)	121,674	2,011,271
National Health Investors Inc.(b)	173,979	12,818,773
National Storage Affiliates Trust	51,186	1,577,552
NexPoint Residential Trust Inc.	9,434	268,397
Pennsylvania REIT(b)	320,246	3,519,503
PS Business Parks Inc.	135,353	17,392,860
QTS Realty Trust Inc., Class A(b)	233,011	9,203,934
Ryman Hospitality Properties Inc.	440,108	36,594,980
Saul Centers Inc.(b)	104,870	5,618,935
Tanger Factory Outlet Centers Inc.(b)	894,159	21,003,795
UMH Properties Inc.(b)	262,622	4,031,248
Universal Health Realty Income Trust	113,171	7,240,681
Urban Edge Properties	177,488	4,059,150
		209,723,768
Food & Staples Retailing — 0.6%
Chefs' Warehouse Inc. (The)(a)(b)	215,641	6,145,768
Performance Food Group Co.(a)	1,002,230	36,781,841
PriceSmart Inc.	218,422	19,767,191
		62,694,800
Food Products — 0.7%
B&G Foods Inc.(b)	70,526	2,108,727
Calavo Growers Inc.	156,694	15,066,128
Cal-Maine Foods Inc.(a)(b)	124,957	5,729,279
Freshpet Inc.(a)(b)	252,020	6,917,949
J&J Snack Foods Corp.	148,432	22,631,427
John B Sanfilippo & Son Inc.	85,792	6,387,214
Lancaster Colony Corp.	135,502	18,756,187
Limoneira Co.	38,244	941,185
Tootsie Roll Industries Inc.(b)	19,741	609,010
		79,147,106
Gas Utilities — 0.1%
Chesapeake Utilities Corp.	18,295	1,462,685
New Jersey Resources Corp.	64,487	2,885,793
South Jersey Industries Inc.	126,341	4,228,634
		8,577,112
Health Care Equipment & Supplies — 6.1%
Abaxis Inc.	216,575	17,977,891
Accuray Inc.(a)(b)	825,765	3,385,637
Antares Pharma Inc.(a)(b)	1,395,456	3,600,276
AtriCure Inc.(a)(b)	324,361	8,773,965
Atrion Corp.	13,942	8,356,835
AxoGen Inc.(a)(b)	326,399	16,401,550
Cardiovascular Systems Inc.(a)	315,535	10,204,402
Cerus Corp.(a)(b)	1,119,326	7,465,904
CONMED Corp.	92,479	6,769,463
CryoLife Inc.(a)	239,357	6,666,092
CryoPort Inc.(a)(b)	248,531	3,921,819
Cutera Inc.(a)(b)	131,895	5,315,368
CytoSorbents Corp.(a)(b)	246,481	2,809,883
Endologix Inc.(a)(b)	798,242	4,518,050
FONAR Corp.(a)(b)	11,393	302,484
GenMark Diagnostics Inc.(a)(b)	514,132	3,280,162
Glaukos Corp.(a)(b)	321,786	13,077,383
Globus Medical Inc., Class A(a)	704,921	35,570,314
Haemonetics Corp.(a)	528,806	47,423,322

iShares® Russell 2000 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Helius Medical Technologies Inc.(a)(b)	132,168	$ 1,258,239
Heska Corp.(a)(b)	66,109	6,861,453
Inogen Inc.(a)	173,333	32,297,138
Integer Holdings Corp.(a)	225,700	14,591,505
IntriCon Corp.(a)(b)	61,070	2,461,121
iRadimed Corp.(a)(b)	36,506	757,500
iRhythm Technologies Inc.(a)(b)	232,370	18,852,178
K2M Group Holdings Inc.(a)(b)	398,456	8,965,260
Lantheus Holdings Inc.(a)	339,750	4,943,363
LeMaitre Vascular Inc.(b)	157,611	5,276,816
LivaNova PLC(a)	378,974	37,829,185
Meridian Bioscience Inc.	353,127	5,614,719
Merit Medical Systems Inc.(a)(b)	484,674	24,815,309
Natus Medical Inc.(a)(b)	318,720	10,995,840
Neogen Corp.(a)	494,759	39,674,724
Nevro Corp.(a)(b)	284,936	22,752,140
Novocure Ltd.(a)(b)	709,323	22,201,810
NuVasive Inc.(a)(b)	505,432	26,343,116
Nuvectra Corp.(a)	138,730	2,848,127
NxStage Medical Inc.(a)(b)	645,804	18,017,932
OraSure Technologies Inc.(a)(b)	565,026	9,305,978
Orthofix International NV(a)	131,270	7,458,761
OrthoPediatrics Corp.(a)(b)	64,673	1,722,889
Oxford Immunotec Global PLC(a)(b)	241,720	3,115,771
Pulse Biosciences Inc.(a)(b)	107,000	1,619,980
Quidel Corp.(a)(b)	323,755	21,529,707
Rockwell Medical Inc.(a)(b)	444,807	2,192,899
RTI Surgical Inc.(a)(b)	103,716	477,094
Senseonics Holdings Inc.(a)(b)	640,367	2,631,908
Sientra Inc.(a)	230,621	4,499,416
STAAR Surgical Co.(a)(b)	408,244	12,655,564
Surmodics Inc.(a)	127,791	7,054,063
Tactile Systems Technology Inc.(a)(b)	171,511	8,918,572
Tandem Diabetes Care Inc.(a)	436,122	9,603,406
TransEnterix Inc.(a)(b)	1,522,068	6,636,216
Utah Medical Products Inc.	28,900	3,183,335
Varex Imaging Corp.(a)	375,535	13,928,593
ViewRay Inc.(a)(b)	477,603	3,305,013
Wright Medical Group NV(a)(b)	1,042,727	27,069,193
		660,086,633
Health Care Providers & Services — 2.7%
AAC Holdings Inc.(a)(b)	75,322	705,767
Addus HomeCare Corp.(a)	73,622	4,214,859
Amedisys Inc.(a)(b)	282,427	24,136,211
American Renal Associates Holdings Inc.(a)(b)	117,525	1,853,369
AMN Healthcare Services Inc.(a)(b)	464,180	27,200,948
Apollo Medical Holdings Inc.(a)(b)	195,939	5,066,983
BioScrip Inc.(a)(b)	158,514	464,446
BioTelemetry Inc.(a)(b)	315,597	14,201,865
Capital Senior Living Corp.(a)(b)	233,860	2,495,286
Civitas Solutions Inc.(a)(b)	116,344	1,908,042
CorVel Corp.(a)	90,176	4,869,504
Diplomat Pharmacy Inc.(a)(b)	449,526	11,489,885
Ensign Group Inc. (The)(b)	486,761	17,435,779
Genesis Healthcare Inc.(a)(b)	524,730	1,201,632
HealthEquity Inc.(a)(b)	532,803	40,013,505
Kindred Healthcare Inc.(a)	888,867	7,999,803
LHC Group Inc.(a)(b)	303,666	25,990,773
National Research Corp.	99,984	3,739,402
PetIQ Inc.(a)(b)	88,985	2,390,137
Security	Shares	Value
Health Care Providers & Services (continued)
Providence Service Corp. (The)(a)	112,214	$ 8,814,410
Quorum Health Corp.(a)	288,226	1,441,130
R1 RCM Inc.(a)(b)	916,217	7,952,764
RadNet Inc.(a)(b)	393,293	5,899,395
Select Medical Holdings Corp.(a)	1,070,715	19,433,477
Surgery Partners Inc.(a)	20,637	307,491
Tenet Healthcare Corp.(a)(b)	823,017	27,628,681
Tivity Health Inc.(a)(b)	391,677	13,787,030
U.S. Physical Therapy Inc.(b)	120,967	11,612,832
		294,255,406
Health Care Technology — 1.7%
Allscripts Healthcare Solutions Inc.(a)	216,613	2,599,356
Castlight Health Inc., Class B(a)(b)	692,159	2,941,676
Computer Programs & Systems Inc.	58,241	1,916,129
Cotiviti Holdings Inc.(a)	324,834	14,334,924
Evolent Health Inc., Class A(a)(b)	155,815	3,279,906
HealthStream Inc.	249,310	6,808,656
HMS Holdings Corp.(a)(b)	704,984	15,241,754
Inovalon Holdings Inc., Class A(a)(b)	682,794	6,776,730
Inspire Medical Systems Inc.(a)(b)	73,386	2,616,945
Medidata Solutions Inc.(a)(b)	568,481	45,796,829
NantHealth Inc.(a)	79,709	263,837
Omnicell Inc.(a)(b)	379,021	19,879,651
Quality Systems Inc.(a)(b)	333,027	6,494,027
Simulations Plus Inc.	114,394	2,545,267
Tabula Rasa HealthCare Inc.(a)(b)	169,245	10,802,908
Teladoc Inc.(a)(b)	610,280	35,426,754
Vocera Communications Inc.(a)(b)	286,164	8,553,442
		186,278,791
Hotels, Restaurants & Leisure — 4.9%
Belmond Ltd., Class A(a)	117,118	1,305,866
BJ's Restaurants Inc.	202,517	12,151,020
Bloomin' Brands Inc.	827,699	16,636,750
Bluegreen Vacations Corp.(b)	75,459	1,795,924
Boyd Gaming Corp.	736,766	25,536,310
Brinker International Inc.	328,646	15,643,550
Carrols Restaurant Group Inc.(a)(b)	296,640	4,405,104
Cheesecake Factory Inc. (The)	422,030	23,236,972
Churchill Downs Inc.	115,732	34,314,538
Chuy's Holdings Inc.(a)(b)	133,220	4,089,854
Cracker Barrel Old Country Store Inc.(b)	189,333	29,575,708
Dave & Buster's Entertainment Inc.(a)	388,596	18,497,170
Denny's Corp.(a)	460,729	7,339,413
Dine Brands Global Inc.	98,613	7,376,252
Drive Shack Inc.(a)	512,276	3,954,771
Eldorado Resorts Inc.(a)(b)	647,430	25,314,513
Empire Resorts Inc.(a)(b)	24,651	488,090
Fiesta Restaurant Group Inc.(a)(b)	188,674	5,414,944
Golden Entertainment Inc.(a)	180,363	4,867,997
ILG Inc.	783,493	25,878,774
Jack in the Box Inc.	48,059	4,090,782
Lindblad Expeditions Holdings Inc.(a)(b)	212,922	2,821,216
Marriott Vacations Worldwide Corp.	188,908	21,339,048
Monarch Casino & Resort Inc.(a)	88,726	3,908,380
Nathan's Famous Inc.	28,536	2,685,238
Noodles & Co.(a)(b)	126,733	1,558,816
Papa John's International Inc.	102,747	5,211,328
Penn National Gaming Inc.(a)(b)	86,094	2,891,897
Pinnacle Entertainment Inc.(a)	515,955	17,403,162

iShares® Russell 2000 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Planet Fitness Inc., Class A(a)	870,580	$ 38,253,285
PlayAGS Inc.(a)(b)	151,702	4,106,573
Potbelly Corp.(a)(b)	228,517	2,959,295
RCI Hospitality Holdings Inc.	67,325	2,130,836
Red Rock Resorts Inc., Class A	686,391	22,994,098
Ruth's Hospitality Group Inc.	286,035	8,023,282
Scientific Games Corp./DE, Class A(a)(b)	540,365	26,558,940
SeaWorld Entertainment Inc.(a)	542,989	11,848,020
Shake Shack Inc., Class A(a)(b)	243,605	16,121,779
Sonic Corp.	196,602	6,767,041
Texas Roadhouse Inc.	667,509	43,728,515
Town Sports International Holdings Inc.(a)(b)	16,381	238,343
Wingstop Inc.(b)	265,570	13,841,508
		527,304,902
Household Durables — 1.4%
AV Homes Inc.(a)	33,246	711,464
Cavco Industries Inc.(a)	84,501	17,546,633
Century Communities Inc.(a)	20,252	638,951
GoPro Inc., Class A(a)(b)	1,102,617	7,100,854
Green Brick Partners Inc.(a)	18,043	176,821
Hamilton Beach Brands Holding Co., Class A	64,604	1,876,746
Helen of Troy Ltd.(a)(b)	20,163	1,985,047
Hooker Furniture Corp.	51,517	2,416,147
Hovnanian Enterprises Inc., Class A(a)(b)	280,396	457,046
Installed Building Products Inc.(a)(b)	216,581	12,247,656
iRobot Corp.(a)(b)	267,397	20,260,671
KB Home	180,142	4,907,068
La-Z-Boy Inc.	197,694	6,049,436
LGI Homes Inc.(a)(b)	182,999	10,564,532
M/I Homes Inc.(a)	55,714	1,475,307
Meritage Homes Corp.(a)	25,415	1,116,989
Purple Innovation Inc.(a)(b)	47,638	404,923
Roku Inc.(a)(b)	427,995	18,241,147
Skyline Champion Corp.(b)	68,941	2,415,693
Taylor Morrison Home Corp., Class A(a)(b)	164,376	3,415,733
TopBuild Corp.(a)(b)	348,638	27,312,301
TRI Pointe Group Inc.(a)(b)	81,396	1,331,639
Turtle Beach Corp.(a)(b)	79,182	1,608,978
Vuzix Corp.(a)(b)	178,765	1,331,799
William Lyon Homes, Class A(a)(b)	57,770	1,340,264
ZAGG Inc.(a)(b)	271,471	4,696,448
		151,630,293
Household Products — 0.5%
Central Garden & Pet Co.(a)(b)	78,701	3,421,919
Central Garden & Pet Co., Class A, NVS(a)	268,285	10,857,494
HRG Group Inc.(a)	1,161,656	15,206,077
WD-40 Co.	133,252	19,488,105
		48,973,595
Independent Power and Renewable Electricity Producers — 0.0%
TerraForm Power Inc., Class A	132,308	1,548,004
Industrial Conglomerates — 0.1%
Raven Industries Inc.	354,357	13,625,027
Insurance — 1.2%
AmTrust Financial Services Inc.	156,431	2,279,200
FedNat Holding Co.	62,068	1,431,909
Global Indemnity Ltd.	16,327	636,426
Health Insurance Innovations Inc., Class A(a)	115,303	3,730,052
Heritage Insurance Holdings Inc.	29,423	490,481
Security	Shares	Value
Insurance (continued)
Infinity Property & Casualty Corp.	14,060	$ 2,001,441
Investors Title Co.	2,589	478,085
James River Group Holdings Ltd.	123,684	4,859,544
Kemper Corp.	95,164	7,199,157
Kingstone Companies Inc.	26,643	450,267
Kinsale Capital Group Inc.(b)	193,128	10,595,002
MBIA Inc.(a)(b)	91,267	825,054
National General Holdings Corp.	365,898	9,634,094
Primerica Inc.	354,796	35,337,682
RLI Corp.	325,732	21,560,201
Stewart Information Services Corp.	13,898	598,587
Trupanion Inc.(a)(b)	237,274	9,158,776
United Insurance Holdings Corp.	155,949	3,053,481
Universal Insurance Holdings Inc.	312,959	10,984,861
		125,304,300
Internet & Direct Marketing Retail — 0.9%
1-800-Flowers.com Inc., Class A(a)	79,281	994,977
Duluth Holdings Inc., Class B(a)(b)	76,875	1,828,856
Gaia Inc.(a)	72,246	1,462,982
Groupon Inc.(a)(b)	4,355,287	18,727,734
Liberty Expedia Holdings Inc., Class A(a)	36,792	1,616,640
Liberty TripAdvisor Holdings Inc., Class A(a)	718,108	11,561,539
Nutrisystem Inc.	291,797	11,234,184
Overstock.com Inc.(a)(b)	205,223	6,905,754
PetMed Express Inc.(b)	193,784	8,536,185
Shutterfly Inc.(a)(b)	324,800	29,241,744
		92,110,595
Internet Software & Services — 6.7%
Alarm.com Holdings Inc.(a)(b)	304,729	12,304,957
Alteryx Inc., Class A(a)(b)	276,797	10,562,574
Amber Road Inc.(a)	234,725	2,208,762
Appfolio Inc., Class A(a)(b)	146,017	8,928,940
Apptio Inc., Class A(a)(b)	327,939	11,871,392
Benefitfocus Inc.(a)(b)	192,513	6,468,437
Blucora Inc.(a)	335,406	12,410,022
Box Inc., Class A(a)(b)	1,251,578	31,276,934
Brightcove Inc.(a)	338,914	3,270,520
Carbonite Inc.(a)(b)	263,970	9,212,553
Cardlytics Inc.(a)(b)	57,277	1,246,348
Care.com Inc.(a)	186,047	3,884,661
Cargurus Inc.(a)(b)	485,742	16,874,677
ChannelAdvisor Corp.(a)(b)	245,765	3,452,998
Cision Ltd.(a)(b)	388,380	5,806,281
Cloudera Inc.(a)(b)	1,021,365	13,931,419
Cornerstone OnDemand Inc.(a)(b)	524,811	24,891,786
Coupa Software Inc.(a)(b)	523,047	32,554,445
eGain Corp.(a)(b)	151,875	2,293,313
Endurance International Group Holdings Inc.(a)(b)	695,803	6,923,240
Envestnet Inc.(a)(b)	434,230	23,860,939
Etsy Inc.(a)	1,173,736	49,519,922
Five9 Inc.(a)(b)	560,311	19,369,951
Fusion Connect Inc.(a)(b)	40,169	158,266
Gogo Inc.(a)(b)	552,740	2,686,316
GTT Communications Inc.(a)(b)	344,988	15,524,460
Hortonworks Inc.(a)(b)	667,870	12,168,591
Instructure Inc.(a)(b)	309,465	13,167,736
Internap Corp.(a)(b)	201,119	2,095,660
j2 Global Inc.	461,030	39,929,808
Leaf Group Ltd.(a)	109,029	1,182,965

iShares® Russell 2000 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Internet Software & Services (continued)
Limelight Networks Inc.(a)	1,065,453	$ 4,762,575
LivePerson Inc.(a)	555,404	11,719,024
MINDBODY Inc., Class A(a)(b)	424,283	16,377,324
New Relic Inc.(a)	436,261	43,883,494
NIC Inc.	625,294	9,723,322
Pandora Media Inc.(a)(b)	2,529,429	19,931,901
Q2 Holdings Inc.(a)	361,563	20,627,169
QuinStreet Inc.(a)	371,309	4,715,624
Quotient Technology Inc.(a)(b)	788,882	10,334,354
Reis Inc.	90,642	1,975,996
Remark Holdings Inc.(a)(b)	244,728	956,886
SendGrid Inc.(a)(b)	85,266	2,261,254
ShotSpotter Inc.(a)(b)	72,239	2,740,025
Shutterstock Inc.(a)(b)	184,072	8,736,057
SPS Commerce Inc.(a)	166,874	12,261,902
Stamps.com Inc.(a)(b)	170,807	43,222,711
TechTarget Inc.(a)	201,546	5,723,906
Telaria Inc.(a)(b)	155,092	626,572
Trade Desk Inc. (The), Class A(a)(b)	309,823	29,061,397
Travelzoo(a)(b)	49,546	847,237
TrueCar Inc.(a)(b)	884,614	8,925,755
Tucows Inc., Class A(a)(b)	92,374	5,602,483
Veritone Inc.(a)(b)	72,204	1,214,471
Web.com Group Inc.(a)(b)	365,766	9,455,051
XO Group Inc.(a)	240,455	7,694,560
Yelp Inc.(a)(b)	797,787	31,257,295
Yext Inc.(a)	791,195	15,301,711
		729,978,929
IT Services — 1.9%
Acxiom Corp.(a)	388,652	11,640,127
Cardtronics PLC, Class A(a)	316,734	7,658,628
Cass Information Systems Inc.	118,336	8,143,884
ConvergeOne Holdings Inc.(b)	197,547	1,854,966
CSG Systems International Inc.	270,481	11,054,558
Everi Holdings Inc.(a)	653,941	4,708,375
EVERTEC Inc.	502,270	10,974,600
Exela Technologies Inc.(a)(b)	378,431	1,797,547
ExlService Holdings Inc.(a)	328,742	18,610,085
Hackett Group Inc. (The)	217,936	3,502,232
Information Services Group Inc.(a)	228,823	938,174
MAXIMUS Inc.	638,393	39,650,589
MoneyGram International Inc.(a)(b)	43,346	289,985
Perficient Inc.(a)	132,315	3,489,147
PFSweb Inc.(a)	153,407	1,491,116
PRGX Global Inc.(a)(b)	207,605	2,013,769
Science Applications International Corp.	416,828	33,733,890
ServiceSource International Inc.(a)(b)	771,793	3,040,864
Syntel Inc.(a)	321,396	10,313,598
Travelport Worldwide Ltd.	234,649	4,350,392
TTEC Holdings Inc.	141,095	4,874,832
Unisys Corp.(a)(b)	348,960	4,501,584
Virtusa Corp.(a)	278,049	13,535,425
		202,168,367
Leisure Products — 0.4%
Callaway Golf Co.	622,490	11,808,635
Johnson Outdoors Inc., Class A	30,344	2,564,978
Malibu Boats Inc., Class A(a)(b)	202,635	8,498,512
Marine Products Corp.	75,346	1,339,652
MCBC Holdings Inc.(a)	183,895	5,323,760
Security	Shares	Value
Leisure Products (continued)
Nautilus Inc.(a)(b)	261,711	$ 4,108,863
Sturm Ruger & Co. Inc.(b)	165,393	9,262,008
		42,906,408
Life Sciences Tools & Services — 0.5%
Accelerate Diagnostics Inc.(a)(b)	251,284	5,603,633
Cambrex Corp.(a)(b)	141,271	7,388,473
ChromaDex Corp.(a)(b)	390,236	1,447,776
Codexis Inc.(a)(b)	496,713	7,152,667
Enzo Biochem Inc.(a)	440,935	2,288,453
Fluidigm Corp.(a)(b)	265,605	1,583,006
Harvard Bioscience Inc.(a)(b)	20,524	109,803
Luminex Corp.	174,502	5,153,044
Medpace Holdings Inc.(a)(b)	118,294	5,086,642
NanoString Technologies Inc.(a)(b)	188,821	2,583,071
NeoGenomics Inc.(a)(b)	544,452	7,137,766
Pacific Biosciences of California Inc.(a)(b)	1,177,427	4,179,866
Quanterix Corp.(a)(b)	51,561	740,416
Syneos Health Inc.(a)	45,451	2,131,652
		52,586,268
Machinery — 4.5%
Actuant Corp., Class A(b)	295,742	8,680,028
Alamo Group Inc.	82,600	7,463,736
Albany International Corp., Class A	283,672	17,062,871
Altra Industrial Motion Corp.(b)	144,900	6,245,190
Astec Industries Inc.	108,577	6,492,905
Barnes Group Inc.	63,074	3,715,059
Blue Bird Corp.(a)(b)	73,866	1,650,905
Chart Industries Inc.(a)	132,389	8,165,753
Columbus McKinnon Corp./NY	134,339	5,824,939
Commercial Vehicle Group Inc.(a)	303,114	2,224,857
DMC Global Inc.	139,079	6,244,647
Douglas Dynamics Inc.	219,710	10,546,080
Energy Recovery Inc.(a)(b)	362,554	2,929,436
EnPro Industries Inc.	20,512	1,434,814
Evoqua Water Technologies Corp.(a)(b)	747,970	15,333,385
Federal Signal Corp.	553,855	12,899,283
Franklin Electric Co. Inc.	434,269	19,585,532
Gencor Industries Inc.(a)	16,250	262,437
Global Brass & Copper Holdings Inc.	195,209	6,119,802
Gorman-Rupp Co. (The)	38,279	1,339,765
Graham Corp.	7,099	183,225
Harsco Corp.(a)	786,881	17,390,070
Hillenbrand Inc.	617,344	29,107,770
John Bean Technologies Corp.(b)	307,860	27,368,754
Kadant Inc.	107,797	10,364,682
Kennametal Inc.	494,131	17,739,303
Lindsay Corp.	106,521	10,331,472
Lydall Inc.(a)	25,745	1,123,769
Manitex International Inc.(a)(b)	115,848	1,445,783
Meritor Inc.(a)	831,875	17,111,669
Milacron Holdings Corp.(a)(b)	75,037	1,420,450
Miller Industries Inc./TN	12,250	312,987
Mueller Industries Inc.	560,064	16,527,489
Mueller Water Products Inc., Class A	913,557	10,706,888
Navistar International Corp.(a)	28,261	1,150,788
Omega Flex Inc.	29,142	2,305,424
Proto Labs Inc.(a)(b)	266,582	31,709,929
RBC Bearings Inc.(a)	232,042	29,889,330
REV Group Inc.	54,323	924,034

iShares® Russell 2000 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Rexnord Corp.(a)	118,735	$ 3,450,439
Spartan Motors Inc.	338,830	5,116,333
SPX Corp.(a)	347,376	12,175,529
Standex International Corp.	98,744	10,091,637
Sun Hydraulics Corp.(b)	282,536	13,615,410
Tennant Co.	176,473	13,941,367
Twin Disc Inc.(a)	8,300	206,006
Wabash National Corp.	151,763	2,831,898
Watts Water Technologies Inc., Class A	155,766	12,212,054
Woodward Inc.	527,426	40,537,962
		485,513,875
Marine — 0.1%
Matson Inc.	190,573	7,314,192
Media — 1.3%
Beasley Broadcast Group Inc., Class A	9,426	105,571
Central European Media Enterprises Ltd., Class A(a)	859,097	3,565,253
Entravision Communications Corp., Class A	125,162	625,810
Eros International PLC(a)(b)	152,321	1,980,173
Hemisphere Media Group Inc.(a)(b)	91,888	1,203,733
IMAX Corp.(a)(b)	542,803	12,023,086
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	99,604	2,560,819
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	354,358	9,163,698
LiveXLive Media Inc.(a)	48,210	278,172
Loral Space & Communications Inc.(a)(b)	128,541	4,833,142
MDC Partners Inc., Class A(a)	580,350	2,669,610
New York Times Co. (The), Class A(b)	1,050,274	27,202,097
Nexstar Media Group Inc., Class A	441,411	32,399,567
Sinclair Broadcast Group Inc., Class A	332,288	10,683,059
tronc Inc.(a)	171,941	2,971,140
World Wrestling Entertainment Inc., Class A	415,023	30,221,975
		142,486,905
Metals & Mining — 0.6%
Century Aluminum Co.(a)	24,660	388,395
Cleveland-Cliffs Inc.(a)(b)	468,150	3,946,504
Coeur Mining Inc.(a)(b)	260,901	1,982,848
Compass Minerals International Inc.	304,731	20,036,063
Gold Resource Corp.	439,647	2,897,274
Kaiser Aluminum Corp.	81,982	8,535,146
Klondex Mines Ltd.(a)	800,242	1,848,559
Ramaco Resources Inc.(a)	58,907	409,993
Ryerson Holding Corp.(a)(b)	160,042	1,784,468
Tahoe Resources Inc.(b)	1,408,867	6,931,626
Worthington Industries Inc.	389,080	16,329,687
		65,090,563
Mortgage Real Estate Investment — 0.0%
Granite Point Mortgage Trust Inc.(b)	81,114	1,488,442
Multiline Retail — 0.4%
Big Lots Inc.(b)	97,796	4,085,917
Ollie's Bargain Outlet Holdings Inc.(a)(b)	489,077	35,458,083
Sears Holdings Corp.(a)(b)	91,420	216,665
		39,760,665
Oil, Gas & Consumable Fuels — 1.8%
Abraxas Petroleum Corp.(a)(b)	1,491,654	4,310,880
Amyris Inc.(a)	39,727	253,856
Carrizo Oil & Gas Inc.(a)(b)	773,262	21,535,347
CONSOL Energy Inc.(a)	117,750	4,515,712
CVR Energy Inc.(b)	147,959	5,473,003
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Delek U.S. Holdings Inc.	758,864	$ 38,072,207
Denbury Resources Inc.(a)	2,028,215	9,755,714
Eclipse Resources Corp.(a)(b)	440,602	704,963
Energy XXI Gulf Coast Inc.(a)	48,190	426,000
Evolution Petroleum Corp.	262,397	2,584,610
Goodrich Petroleum Corp.(a)	59,674	738,167
Isramco Inc.(a)	1,439	176,853
Jagged Peak Energy Inc.(a)(b)	635,927	8,279,770
Laredo Petroleum Inc.(a)(b)	468,790	4,509,760
Lilis Energy Inc.(a)(b)	423,914	2,204,353
Matador Resources Co.(a)(b)	894,744	26,887,057
NextDecade Corp.(a)(b)	81,645	558,452
Northern Oil and Gas Inc.(a)(b)	277,747	874,903
Panhandle Oil and Gas Inc., Class A	85,765	1,638,111
Par Pacific Holdings Inc.(a)(b)	18,704	325,076
Penn Virginia Corp.(a)	122,808	10,425,171
Renewable Energy Group Inc.(a)	31,931	569,968
Resolute Energy Corp.(a)(b)	12,447	388,346
Ring Energy Inc.(a)(b)	536,851	6,775,060
Rosehill Resources Inc.(a)(b)	25,591	207,799
Sanchez Energy Corp.(a)(b)	633,852	2,865,011
SRC Energy Inc.(a)(b)	2,378,020	26,205,780
Tellurian Inc.(a)(b)	801,053	6,664,761
Uranium Energy Corp.(a)(b)	1,559,542	2,510,863
WildHorse Resource Development Corp.(a)(b)	250,435	6,351,032
Zion Oil & Gas Inc.(a)(b)	536,945	2,177,312
		198,965,897
Paper & Forest Products — 0.6%
Boise Cascade Co.	359,944	16,089,497
KapStone Paper and Packaging Corp.	863,767	29,799,962
Louisiana-Pacific Corp.	215,910	5,877,070
Neenah Inc.	136,742	11,602,559
Schweitzer-Mauduit International Inc.	58,482	2,556,833
Verso Corp., Class A(a)(b)	30,698	667,988
		66,593,909
Personal Products — 0.4%
elf Beauty Inc.(a)(b)	211,204	3,218,749
Inter Parfums Inc.	159,867	8,552,884
Medifast Inc.	115,432	18,487,589
Natural Health Trends Corp.(b)	73,410	1,836,718
Revlon Inc., Class A(a)(b)	64,992	1,140,610
USANA Health Sciences Inc.(a)	125,177	14,432,908
		47,669,458
Pharmaceuticals — 3.2%
Aclaris Therapeutics Inc.(a)(b)	211,380	4,221,259
Aerie Pharmaceuticals Inc.(a)(b)	348,199	23,520,842
Akcea Therapeutics Inc.(a)(b)	127,163	3,015,035
Akorn Inc.(a)	122,058	2,024,942
Amneal Pharmaceuticals Inc.(a)	858,776	14,092,514
Amphastar Pharmaceuticals Inc.(a)(b)	136,144	2,077,557
Ampio Pharmaceuticals Inc.(a)(b)	803,459	1,767,610
ANI Pharmaceuticals Inc.(a)	79,286	5,296,305
Aratana Therapeutics Inc.(a)(b)	222,439	945,366
Assembly Biosciences Inc.(a)(b)	165,389	6,484,903
Clearside Biomedical Inc.(a)(b)	279,073	2,983,290
Collegium Pharmaceutical Inc.(a)(b)	290,556	6,929,761
Corcept Therapeutics Inc.(a)(b)	965,011	15,169,973
Corium International Inc.(a)(b)	241,621	1,935,384
Cymabay Therapeutics Inc.(a)	439,405	5,896,815

iShares® Russell 2000 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Depomed Inc.(a)(b)	508,138	$ 3,389,280
Dermira Inc.(a)(b)	335,208	3,083,914
Dova Pharmaceuticals Inc.(a)(b)	113,697	3,401,814
Durect Corp.(a)	1,563,275	2,438,709
Eloxx Pharmaceuticals Inc.(a)(b)	202,346	3,454,046
Endo International PLC(a)	143,147	1,349,876
Endocyte Inc.(a)(b)	588,063	8,115,269
Evolus Inc.(a)(b)	47,656	1,333,891
Horizon Pharma PLC(a)(b)	1,625,581	26,919,621
Innovate Biopharmaceuticals Inc.(a)(b)	171,725	4,047,558
Innoviva Inc.(a)	681,921	9,410,510
Intersect ENT Inc.(a)(b)	292,973	10,971,839
Intra-Cellular Therapies Inc.(a)	220,874	3,902,844
Kala Pharmaceuticals Inc.(a)(b)	109,358	1,501,485
Marinus Pharmaceuticals Inc.(a)(b)	364,323	2,575,764
Medicines Co. (The)(a)(b)	629,950	23,119,165
MyoKardia Inc.(a)(b)	301,401	14,964,560
Neos Therapeutics Inc.(a)(b)	263,884	1,649,275
Ocular Therapeutix Inc.(a)	306,712	2,070,306
Odonate Therapeutics Inc.(a)	68,334	1,508,815
Omeros Corp.(a)(b)	447,617	8,119,772
Optinose Inc.(a)(b)	155,176	4,341,825
Pacira Pharmaceuticals Inc./DE(a)	394,203	12,634,206
Paratek Pharmaceuticals Inc.(a)(b)	298,817	3,047,933
Phibro Animal Health Corp., Class A	186,086	8,569,260
Reata Pharmaceuticals Inc., Series A(a)(b)	153,772	5,377,407
resTORbio Inc.(a)(b)	8,411	76,961
Revance Therapeutics Inc.(a)(b)	319,780	8,777,961
Sienna Biopharmaceuticals Inc.(a)(b)	154,337	2,344,379
SIGA Technologies Inc.(a)(b)	516,964	3,070,766
Supernus Pharmaceuticals Inc.(a)(b)	482,496	28,877,386
Teligent Inc.(a)(b)	394,247	1,364,095
TherapeuticsMD Inc.(a)(b)	1,639,168	10,228,408
Theravance Biopharma Inc.(a)	415,633	9,426,556
WaVe Life Sciences Ltd.(a)(b)	174,703	6,682,390
Zogenix Inc.(a)(b)	261,429	11,555,162
Zomedica Pharmaceuticals Corp.(a)	325,479	732,328
		350,796,892
Professional Services — 2.0%
ASGN Inc.(a)	499,298	39,040,111
Barrett Business Services Inc.	70,777	6,834,935
BG Staffing Inc.	69,320	1,611,690
CRA International Inc.	22,066	1,122,939
Exponent Inc.	507,217	24,498,581
Forrester Research Inc.	103,688	4,349,712
Franklin Covey Co.(a)(b)	97,650	2,397,307
Heidrick & Struggles International Inc.	185,112	6,478,920
Hill International Inc.(a)(b)	445,046	2,625,771
ICF International Inc.	20,659	1,467,822
InnerWorkings Inc.(a)	35,916	312,110
Insperity Inc.	378,978	36,097,654
Kforce Inc.	228,276	7,829,867
Korn/Ferry International	555,810	34,421,313
Mistras Group Inc.(a)(b)	135,269	2,553,879
Resources Connection Inc.	95,544	1,614,694
TriNet Group Inc.(a)	430,636	24,089,778
TrueBlue Inc.(a)	23,640	637,098
WageWorks Inc.(a)(b)	391,800	19,590,000
Security	Shares	Value
Professional Services (continued)
Willdan Group Inc.(a)(b)	79,718	$ 2,468,866
		220,043,047
Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(a)	6,798	198,298
Consolidated-Tomoka Land Co.(b)	11,961	735,721
FRP Holdings Inc.(a)	11,471	742,747
Griffin Industrial Realty Inc.	2,614	114,990
HFF Inc., Class A	369,619	12,696,413
Kennedy-Wilson Holdings Inc.	631,772	13,361,978
Marcus & Millichap Inc.(a)	192,622	7,514,184
Maui Land & Pineapple Co. Inc.(a)(b)	76,721	859,275
Newmark Group Inc., Class A	231,780	3,298,229
Redfin Corp.(a)(b)	731,425	16,888,603
RMR Group Inc. (The), Class A	70,442	5,526,175
Trinity Place Holdings Inc.(a)(b)	181,392	1,188,118
		63,124,731
Road & Rail — 0.7%
ArcBest Corp.	33,679	1,539,130
Avis Budget Group Inc.(a)	673,507	21,888,978
Heartland Express Inc.	462,736	8,583,753
Marten Transport Ltd.	176,581	4,140,824
PAM Transportation Services Inc.(a)	16,222	761,947
Saia Inc.(a)(b)	253,135	20,465,965
Universal Logistics Holdings Inc.	83,359	2,188,174
USA Truck Inc.(a)	74,342	1,744,807
Werner Enterprises Inc.	210,689	7,911,372
YRC Worldwide Inc.(a)(b)	75,163	755,388
		69,980,338
Semiconductors & Semiconductor Equipment — 3.3%
ACM Research Inc., Class A(a)(b)	82,863	893,263
Adesto Technologies Corp.(a)	182,540	1,533,336
Advanced Energy Industries Inc.(a)	387,048	22,483,618
Ambarella Inc.(a)(b)	127,442	4,920,536
Aquantia Corp.(a)(b)	200,090	2,317,042
Brooks Automation Inc.	681,193	22,220,516
Cabot Microelectronics Corp.	250,391	26,932,056
CEVA Inc.(a)	194,598	5,876,860
Cirrus Logic Inc.(a)	32,985	1,264,315
Cohu Inc.	42,112	1,032,165
Diodes Inc.(a)	98,645	3,400,293
Entegris Inc.	1,397,352	47,370,233
FormFactor Inc.(a)	47,822	636,033
Ichor Holdings Ltd.(a)(b)	251,223	5,330,952
Impinj Inc.(a)(b)	180,740	3,996,161
Inphi Corp.(a)(b)	422,348	13,772,768
Integrated Device Technology Inc.(a)(b)	1,305,382	41,615,578
Kopin Corp.(a)(b)	586,847	1,678,382
Lattice Semiconductor Corp.(a)(b)	1,127,974	7,399,509
MaxLinear Inc.(a)(b)	605,447	9,438,919
Nanometrics Inc.(a)	223,260	7,905,637
NVE Corp.	43,408	5,286,226
PDF Solutions Inc.(a)(b)	14,998	179,676
Power Integrations Inc.	279,444	20,413,384
Rudolph Technologies Inc.(a)(b)	311,713	9,226,705
Semtech Corp.(a)(b)	588,137	27,671,846
Sigma Designs Inc.(a)	298,645	1,821,735
Silicon Laboratories Inc.(a)	422,578	42,088,769
SMART Global Holdings Inc.(a)(b)	99,050	3,156,723
SunPower Corp.(a)(b)	212,370	1,628,878

iShares® Russell 2000 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics Inc.(a)(b)	30,707	$ 1,546,712
Xcerra Corp.(a)	462,693	6,463,821
Xperi Corp.	96,870	1,559,607
		353,062,254
Software — 4.4%
8x8 Inc.(a)(b)	889,669	17,837,863
A10 Networks Inc.(a)(b)	490,268	3,054,370
ACI Worldwide Inc.(a)(b)	1,066,076	26,300,095
Agilysys Inc.(a)	74,089	1,148,380
Altair Engineering Inc., Class A(a)(b)	246,911	8,439,418
American Software Inc./GA, Class A	164,471	2,396,342
Asure Software Inc.(a)(b)	99,917	1,593,676
Blackbaud Inc.(b)	475,024	48,666,209
Blackline Inc.(a)(b)	320,188	13,905,765
Bottomline Technologies de Inc.(a)	397,296	19,797,260
Carbon Black Inc.(a)	80,886	2,103,036
CommVault Systems Inc.(a)	386,457	25,448,193
Digimarc Corp.(a)(b)	101,942	2,732,046
Ebix Inc.(b)	237,717	18,125,921
Ellie Mae Inc.(a)(b)	336,230	34,914,123
Everbridge Inc.(a)	254,818	12,083,470
ForeScout Technologies Inc.(a)	285,441	9,779,209
Glu Mobile Inc.(a)(b)	1,088,923	6,979,996
HubSpot Inc.(a)(b)	356,789	44,741,341
Imperva Inc.(a)	344,266	16,610,834
Majesco(a)	72,002	442,812
Mitek Systems Inc.(a)(b)	328,609	2,924,620
MobileIron Inc.(a)(b)	678,398	3,018,871
Model N Inc.(a)	244,258	4,543,199
Monotype Imaging Holdings Inc.	191,227	3,881,908
OneSpan Inc.(a)(b)	312,485	6,140,330
Park City Group Inc.(a)(b)	145,222	1,147,254
Paylocity Holding Corp.(a)(b)	286,230	16,847,498
Progress Software Corp.	447,515	17,372,532
PROS Holdings Inc.(a)(b)	268,913	9,834,148
QAD Inc., Class A	99,091	4,969,414
Qualys Inc.(a)(b)	331,533	27,948,232
Rapid7 Inc.(a)(b)	349,234	9,855,383
Rimini Street Inc.(a)(b)	84,620	554,261
Rosetta Stone Inc.(a)(b)	36,332	582,402
SailPoint Technologies Holding Inc.(a)(b)	381,373	9,358,893
SecureWorks Corp., Class A(a)(b)	11,906	148,230
Telenav Inc.(a)	159,316	892,170
Upland Software Inc.(a)(b)	152,211	5,231,492
Varonis Systems Inc.(a)	274,271	20,433,189
VirnetX Holding Corp.(a)(b)	544,428	1,851,055
Workiva Inc.(a)(b)	266,721	6,507,992
Zix Corp.(a)(b)	514,986	2,775,775
Zscaler Inc.(a)	138,270	4,943,153
		478,862,360
Specialty Retail — 2.6%
American Eagle Outfitters Inc.	1,431,373	33,279,422
America's Car-Mart Inc./TX(a)(b)	19,891	1,231,253
Asbury Automotive Group Inc.(a)(b)	201,797	13,833,184
At Home Group Inc.(a)(b)	262,899	10,292,496
Boot Barn Holdings Inc.(a)(b)	192,256	3,989,312
Buckle Inc. (The)	58,721	1,579,595
Camping World Holdings Inc., Class A(b)	319,499	7,981,085
Carvana Co.(a)(b)	281,857	11,725,251
Security	Shares	Value
Specialty Retail (continued)
Children's Place Inc. (The)	157,880	$ 19,071,904
Conn's Inc.(a)	95,172	3,140,676
Five Below Inc.(a)	537,393	52,508,670
Hudson Ltd., Class A(a)	394,161	6,893,876
Kirkland's Inc.(a)	35,341	411,369
Lithia Motors Inc., Class A	143,890	13,607,677
Lumber Liquidators Holdings Inc.(a)(b)	220,027	5,357,657
MarineMax Inc.(a)(b)	124,520	2,359,654
Monro Inc.(b)	311,106	18,075,259
Murphy USA Inc.(a)(b)	56,210	4,175,841
National Vision Holdings Inc.(a)(b)	336,232	12,296,004
New York & Co. Inc.(a)	186,824	956,539
Party City Holdco Inc.(a)(b)	27,102	413,306
RH(a)(b)	189,508	26,474,268
Sally Beauty Holdings Inc.(a)(b)	322,351	5,167,287
Sleep Number Corp.(a)(b)	360,089	10,449,783
Sportsman's Warehouse Holdings Inc.(a)(b)	359,777	1,842,058
Tailored Brands Inc.	491,055	12,531,724
Tile Shop Holdings Inc.	212,347	1,635,072
Tilly's Inc., Class A	24,829	376,159
Winmark Corp.	24,801	3,681,708
Zumiez Inc.(a)	56,141	1,406,332
		286,744,421
Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)(b)	48,457	669,191
Avid Technology Inc.(a)(b)	194,834	1,013,137
Cray Inc.(a)	63,296	1,557,082
Eastman Kodak Co.(a)(b)	174,089	661,538
Immersion Corp.(a)(b)	294,444	4,546,215
Super Micro Computer Inc.(a)(b)	83,705	1,979,623
USA Technologies Inc.(a)(b)	512,726	7,178,164
		17,604,950
Textiles, Apparel & Luxury Goods — 1.2%
Crocs Inc.(a)	669,000	11,781,090
Deckers Outdoor Corp.(a)(b)	313,655	35,408,513
Fossil Group Inc.(a)(b)	102,487	2,753,826
G-III Apparel Group Ltd.(a)	122,104	5,421,417
Movado Group Inc.	9,914	478,846
Oxford Industries Inc.	165,460	13,729,871
Steven Madden Ltd.(b)	571,116	30,326,259
Superior Group of Companies Inc.	89,253	1,848,430
Wolverine World Wide Inc.	908,249	31,579,818
		133,328,070
Thrifts & Mortgage Finance — 0.9%
BofI Holding Inc.(a)(b)	581,700	23,797,347
BSB Bancorp. Inc./MA(a)(b)	22,060	758,864
Charter Financial Corp./MD	26,413	637,874
Entegra Financial Corp.(a)	7,724	226,313
Essent Group Ltd.(a)	482,931	17,298,588
Federal Agricultural Mortgage Corp., Class C, NVS	27,734	2,481,638
FS Bancorp. Inc.	19,077	1,206,620
Greene County Bancorp. Inc.	28,177	955,200
Hingham Institution for Savings	6,499	1,427,830
Kearny Financial Corp./MD	312,632	4,204,900
LendingTree Inc.(a)(b)	76,671	16,392,260
Malvern Bancorp. Inc.(a)(b)	13,451	327,532
Merchants Bancorp/IN	48,476	1,383,020
Meridian Bancorp. Inc.	75,636	1,448,429
Meta Financial Group Inc.(b)	92,119	8,972,391

iShares® Russell 2000 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
NMI Holdings Inc., Class A(a)	512,559	$ 8,354,712
Oconee Federal Financial Corp.	3,622	104,821
PCSB Financial Corp.	20,500	407,335
Provident Bancorp. Inc.(a)(b)	4,309	112,896
Southern Missouri Bancorp. Inc.	7,132	278,291
Sterling Bancorp Inc./MI(b)	111,628	1,491,350
Walker & Dunlop Inc.	35,550	1,978,358
Waterstone Financial Inc.	21,987	374,878
WSFS Financial Corp.(b)	76,169	4,059,808
		98,681,255
Tobacco — 0.1%
22nd Century Group Inc.(a)(b)	1,162,860	2,860,636
Turning Point Brands Inc.(b)	75,667	2,413,777
Vector Group Ltd.	427,930	8,164,904
		13,439,317
Trading Companies & Distributors — 1.5%
Applied Industrial Technologies Inc.	375,209	26,320,911
Beacon Roofing Supply Inc.(a)(b)	499,547	21,290,693
BlueLinx Holdings Inc.(a)	88,753	3,330,900
BMC Stock Holdings Inc.(a)	39,970	833,374
CAI International Inc.(a)(b)	82,287	1,912,350
DXP Enterprises Inc./TX(a)	121,631	4,646,304
EnviroStar Inc.(b)	38,939	1,569,242
Foundation Building Materials Inc.(a)(b)	45,784	704,158
General Finance Corp.(a)	46,261	626,837
GMS Inc.(a)	302,084	8,183,456
H&E Equipment Services Inc.	245,563	9,235,624
Herc Holdings Inc.(a)(b)	237,348	13,372,186
Kaman Corp.	272,715	19,005,508
Lawson Products Inc./DE(a)	16,828	409,762
MRC Global Inc.(a)	447,558	9,698,582
Rush Enterprises Inc., Class A(a)	137,397	5,960,282
Rush Enterprises Inc., Class B(a)	21,319	935,904
SiteOne Landscape Supply Inc.(a)(b)	392,880	32,990,134
Systemax Inc.	92,655	3,180,846
Willis Lease Finance Corp.(a)(b)	3,700	116,883
		164,323,936
Water Utilities — 0.3%
American States Water Co.	246,327	14,080,051
Security	Shares	Value
Water Utilities (continued)
California Water Service Group	40,241	$ 1,567,387
Global Water Resources Inc.	101,393	953,094
Middlesex Water Co.	136,394	5,751,735
Pure Cycle Corp.(a)(b)	90,453	863,826
SJW Group	111,129	7,358,963
York Water Co. (The)	115,481	3,672,296
		34,247,352
Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)(b)	392,246	8,860,837
Shenandoah Telecommunications Co.	456,375	14,923,463
		23,784,300
Total Common Stocks — 99.8% (Cost: $9,845,376,926)		10,836,195,327
Short-Term Investments
Money Market Funds — 15.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(d)(e)(f)	1,604,502,928	1,604,823,829
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(d)(e)	19,672,890	19,672,890
		1,624,496,719
Total Short-Term Investments — 15.0% (Cost: $1,624,207,363)		1,624,496,719
Total Investments in Securities — 114.8% (Cost: $11,469,584,289)		12,460,692,046
Other Assets, Less Liabilities — (14.8)%		(1,608,479,875)
Net Assets — 100.0%		$ 10,852,212,171

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,455,135,686	149,367,242	1,604,502,928	$1,604,823,829	$5,395,882 (a)	$ (9,135)	$ 319,956
BlackRock Cash Funds: Treasury, SL Agency Shares	6,408,863	13,264,027	19,672,890	19,672,890	74,905	—	—
				$1,624,496,719	$5,470,787	$ (9,135)	$ 319,956

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Russell 2000 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-mini	236	09/21/18	$ 19,441	$ (163,503)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$ 10,833,626,911	$ —	$ 2,568,416	$10,836,195,327
Money Market Funds	1,624,496,719	—	—	1,624,496,719
	$12,458,123,630	$ —	$ 2,568,416	$12,460,692,046
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (163,503)	$ —	$ —	$ (163,503)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Russell 2000 Value ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
AAR Corp.	310,169	$ 14,419,757
Cubic Corp.	63,882	4,101,224
Ducommun Inc.(a)(b)	102,346	3,386,629
Engility Holdings Inc.(a)	172,832	5,295,573
Esterline Technologies Corp.(a)	249,651	18,424,244
KeyW Holding Corp. (The)(a)(b)	463,327	4,049,478
KLX Inc.(a)	478,807	34,426,223
Kratos Defense & Security Solutions Inc.(a)(b)	529,280	6,092,013
Maxar Technologies Ltd.	540,139	27,287,822
Mercury Systems Inc.(a)(b)	219,257	8,344,921
Moog Inc., Class A	278,744	21,730,882
National Presto Industries Inc.(b)	43,093	5,343,532
Sparton Corp.(a)	49,143	933,226
Triumph Group Inc.	460,044	9,016,862
Vectrus Inc.(a)	108,857	3,354,973
Wesco Aircraft Holdings Inc.(a)(b)	378,131	4,253,974
		170,461,333
Air Freight & Logistics — 0.2%
Atlas Air Worldwide Holdings Inc.(a)(b)	225,500	16,168,350
Echo Global Logistics Inc.(a)(b)	15,497	453,287
Hub Group Inc., Class A(a)(b)	112,655	5,610,219
Radiant Logistics Inc.(a)	370,538	1,448,804
		23,680,660
Airlines — 0.6%
Hawaiian Holdings Inc.	480,926	17,289,290
SkyWest Inc.	485,159	25,179,752
Spirit Airlines Inc.(a)(b)	653,524	23,755,597
		66,224,639
Auto Components — 1.0%
American Axle & Manufacturing Holdings Inc.(a)	1,063,169	16,542,910
Cooper Tire & Rubber Co.	483,097	12,705,451
Cooper-Standard Holdings Inc.(a)(b)	171,336	22,388,475
Dana Inc.	104,460	2,109,047
Gentherm Inc.(a)(b)	349,944	13,752,799
Modine Manufacturing Co.(a)	402,842	7,351,866
Motorcar Parts of America Inc.(a)(b)	182,967	3,423,313
Shiloh Industries Inc.(a)(b)	119,783	1,042,112
Standard Motor Products Inc.	202,206	9,774,638
Stoneridge Inc.(a)	27,989	983,533
Superior Industries International Inc.	234,023	4,189,012
Tenneco Inc.	90,085	3,960,137
Tower International Inc.	189,842	6,036,976
		104,260,269
Banks — 16.9%
1st Constitution Bancorp.	69,853	1,599,634
1st Source Corp.	149,419	7,983,457
Access National Corp.	144,886	4,143,740
ACNB Corp.	65,020	2,213,931
Allegiance Bancshares Inc.(a)(b)	92,374	4,004,413
American National Bankshares Inc.	78,538	3,141,520
Ames National Corp.	81,995	2,529,546
Arrow Financial Corp.	112,874	4,108,614
Atlantic Capital Bancshares Inc.(a)	73,619	1,446,613
Auburn National BanCorp. Inc.	21,193	1,051,385
Banc of California Inc.	411,531	8,045,431
BancFirst Corp.	131,139	7,763,429
Bancorp. Inc. (The)(a)	479,964	5,020,423
Security	Shares	Value
Banks (continued)
BancorpSouth Bank	912,089	$ 30,053,333
Bank of Commerce Holdings	150,690	1,921,298
Bank of Marin Bancorp.	65,183	5,270,046
Bank of Princeton (The)(a)(b)	51,232	1,703,464
Bankwell Financial Group Inc.	49,402	1,588,274
Banner Corp.	302,521	18,190,588
Bar Harbor Bankshares	146,361	4,433,275
Baycom Corp.(a)	98,929	2,448,493
BCB Bancorp. Inc.	131,391	1,970,865
Berkshire Hills Bancorp. Inc.	388,602	15,777,241
Blue Hills Bancorp. Inc.	115,407	2,562,035
Boston Private Financial Holdings Inc.	786,425	12,504,157
Bridge Bancorp. Inc.	158,950	5,714,252
Brookline Bancorp. Inc.	752,432	13,995,235
Bryn Mawr Bank Corp.	190,584	8,824,039
Business First Bancshares Inc.(b)	86,041	2,267,180
Byline Bancorp Inc.(a)	156,669	3,499,985
C&F Financial Corp.	31,541	1,972,890
Cadence BanCorp	296,933	8,572,456
Cambridge Bancorp(b)	20,528	1,776,493
Camden National Corp.	147,314	6,733,723
Capital City Bank Group Inc.	108,779	2,570,448
Capstar Financial Holdings Inc.(a)(b)	54,886	1,017,038
Carolina Financial Corp.(b)	56,087	2,407,254
Cathay General Bancorp.	736,633	29,826,270
CB Financial Services Inc.(b)	45,484	1,564,650
CBTX Inc.(b)	178,496	5,899,293
CenterState Bank Corp.	786,925	23,466,103
Central Pacific Financial Corp.	223,879	6,414,133
Central Valley Community Bancorp.	113,334	2,398,147
Century Bancorp. Inc./MA, Class A, NVS	27,308	2,086,331
Chemical Financial Corp.	680,031	37,857,326
Chemung Financial Corp.	31,887	1,597,858
Citizens & Northern Corp.	114,219	2,953,703
City Holding Co.	128,597	9,674,352
Civista Bancshares Inc.	97,166	2,355,304
CNB Financial Corp./PA	130,011	3,908,131
CoBiz Financial Inc.	19,180	411,986
Codorus Valley Bancorp. Inc.	83,765	2,569,910
Columbia Banking System Inc.	696,364	28,481,288
Community Bank System Inc.	478,283	28,252,177
Community Bankers Trust Corp.(a)(b)	208,225	1,863,614
Community Financial Corp. (The )	45,940	1,624,438
Community Trust Bancorp. Inc.	148,288	7,406,986
ConnectOne Bancorp. Inc.	213,914	5,326,459
County Bancorp. Inc.	48,782	1,341,505
Customers Bancorp. Inc.(a)(b)	187,150	5,311,317
CVB Financial Corp.	986,931	22,126,993
Eagle Bancorp. Inc.(a)(b)	59,230	3,630,799
Enterprise Bancorp. Inc./MA	86,282	3,488,381
Enterprise Financial Services Corp.	144,081	7,773,170
Equity Bancshares Inc., Class A(a)(b)	85,928	3,564,293
Esquire Financial Holdings Inc.(a)(b)	27,679	730,449
Evans Bancorp. Inc.	45,198	2,083,628
Farmers & Merchants Bancorp. Inc./Archbold OH	8,071	325,665
Farmers Capital Bank Corp.	70,622	3,679,406
Farmers National Banc Corp.	243,411	3,882,405
FB Financial Corp.(b)	65,862	2,681,901
FCB Financial Holdings Inc., Class A(a)	52,116	3,064,421
Fidelity D&D Bancorp. Inc.(b)	20,691	1,282,635

iShares® Russell 2000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Fidelity Southern Corp.	208,720	$ 5,303,575
Financial Institutions Inc.	146,210	4,810,309
First Bancorp. Inc./ME	96,713	2,729,241
First BanCorp./Puerto Rico(a)	2,040,031	15,606,237
First Bancorp./Southern Pines NC(b)	279,522	11,435,245
First Bancshares Inc. (The)(b)	118,576	4,262,807
First Bank/Hamilton NJ(b)	126,460	1,757,794
First Busey Corp.	417,387	13,239,516
First Business Financial Services Inc.	78,995	2,053,870
First Choice Bancorp.(b)	55,906	1,708,487
First Commonwealth Financial Corp.	950,695	14,745,279
First Community Bancshares Inc./VA	155,638	4,958,627
First Community Corp./SC	66,276	1,663,528
First Connecticut Bancorp. Inc./Farmington CT	106,898	3,271,079
First Financial Bancorp.	910,519	27,907,407
First Financial Corp./IN	113,431	5,144,096
First Financial Northwest Inc.	69,005	1,346,978
First Foundation Inc.(a)	215,510	3,995,555
First Guaranty Bancshares Inc.(b)	45,840	1,192,757
First Internet Bancorp.	77,162	2,631,224
First Interstate BancSystem Inc., Class A	314,077	13,254,049
First Merchants Corp.	471,697	21,886,741
First Mid-Illinois Bancshares Inc.	114,938	4,517,063
First Midwest Bancorp. Inc.	976,962	24,883,222
First Northwest Bancorp.(a)	92,934	1,484,156
First of Long Island Corp. (The)	233,699	5,807,420
First Savings Financial Group Inc.	14,034	1,031,359
First United Corp.	66,606	1,362,093
Flushing Financial Corp.	261,064	6,813,770
FNB Bancorp./CA	34,560	1,267,315
Franklin Financial Network Inc.(a)(b)	122,691	4,613,182
Fulton Financial Corp.	1,641,183	27,079,519
German American Bancorp. Inc.	152,213	5,456,836
Glacier Bancorp. Inc.	683,365	26,432,558
Great Southern Bancorp. Inc.	105,146	6,014,351
Great Western Bancorp. Inc.	564,106	23,686,811
Green Bancorp. Inc.	173,232	3,741,811
Guaranty Bancorp.	45,555	1,357,539
Guaranty Bancshares Inc./TX	74,301	2,447,475
Hancock Whitney Corp.	811,339	37,848,964
Hanmi Financial Corp.	267,445	7,582,066
HarborOne Bancorp Inc.(a)(b)	78,854	1,493,495
Heartland Financial USA Inc.	280,276	15,373,139
Heritage Commerce Corp.	40,317	684,986
Heritage Financial Corp./WA	322,260	11,230,761
Hilltop Holdings Inc.	697,629	15,396,672
Home BancShares Inc./AR	1,171,495	26,428,927
HomeTrust Bancshares Inc.(a)	117,844	3,317,309
Hope Bancorp Inc.	1,236,400	22,045,012
Horizon Bancorp Inc./IN	352,534	7,293,928
Howard Bancorp. Inc.(a)(b)	100,189	1,803,402
IBERIABANK Corp.	534,992	40,552,394
Independent Bank Corp./MI	151,657	3,867,253
Independent Bank Corp./Rockland MA	232,685	18,242,504
Independent Bank Group Inc.	150,845	10,076,446
International Bancshares Corp.	526,618	22,539,250
Investar Holding Corp.	59,628	1,648,714
Investors Bancorp. Inc.	2,383,701	30,487,536
Lakeland Bancorp. Inc.	430,266	8,540,780
Lakeland Financial Corp.	61,801	2,978,190
Security	Shares	Value
Banks (continued)
LCNB Corp.	85,633	$ 1,686,970
LegacyTexas Financial Group Inc.	272,638	10,638,335
Level One Bancorp. Inc.	14,565	395,877
Live Oak Bancshares Inc.	117,459	3,600,118
Macatawa Bank Corp.	230,404	2,797,105
MB Financial Inc.	727,487	33,973,643
MBT Financial Corp.	173,610	1,848,947
Mercantile Bank Corp.	155,487	5,746,800
Metropolitan Bank Holding Corp.(a)	62,729	3,292,018
Mid Penn Bancorp. Inc.(b)	35,730	1,246,977
Middlefield Banc Corp.	29,821	1,511,925
Midland States Bancorp. Inc.	98,413	3,371,629
MidSouth Bancorp. Inc.(b)	142,410	1,886,933
MidWestOne Financial Group Inc.	107,285	3,624,087
MutualFirst Financial Inc.	56,577	2,135,782
MVB Financial Corp.(b)	82,055	1,481,093
National Bank Holdings Corp., Class A	183,500	7,081,265
National Bankshares Inc.	65,101	3,020,686
National Commerce Corp.(a)	78,811	3,648,949
NBT Bancorp. Inc.	405,831	15,482,453
Nicolet Bankshares Inc.(a)(b)	79,195	4,364,436
Northeast Bancorp	64,591	1,408,084
Northrim BanCorp. Inc.	64,639	2,556,472
Norwood Financial Corp.	54,744	1,971,879
Oak Valley Bancorp.(b)	49,815	1,139,269
OFG Bancorp.	412,445	5,794,852
Ohio Valley Banc Corp.	39,759	2,085,360
Old Line Bancshares Inc.	132,025	4,608,993
Old National Bancorp./IN	1,439,149	26,768,171
Old Second Bancorp. Inc.(b)	276,482	3,981,341
Opus Bank	187,707	5,387,191
Origin Bancorp Inc.(b)	101,127	4,140,139
Orrstown Financial Services Inc.	70,791	1,840,566
Pacific Mercantile Bancorp.(a)(b)	147,948	1,442,493
Pacific Premier Bancorp. Inc.(a)(b)	290,328	11,076,013
Park National Corp.	127,568	14,213,627
Parke Bancorp. Inc.	65,929	1,559,221
Peapack Gladstone Financial Corp.	175,426	6,067,985
Penns Woods Bancorp. Inc.	43,559	1,950,572
Peoples Bancorp. Inc./OH	168,275	6,357,429
Peoples Bancorp. of North Carolina Inc.	45,288	1,450,575
Peoples Financial Services Corp.	65,582	3,083,666
Premier Financial Bancorp. Inc.	114,650	2,140,516
QCR Holdings Inc.	124,473	5,906,244
RBB Bancorp	129,159	4,148,587
Reliant Bancorp Inc.	90,005	2,524,640
Renasant Corp.	459,734	20,927,092
Republic Bancorp. Inc./KY, Class A	92,214	4,177,294
Republic First Bancorp. Inc.(a)(b)	334,377	2,624,859
S&T Bancorp. Inc.	327,822	14,175,023
Sandy Spring Bancorp. Inc.	330,767	13,564,755
SB One Bancorp(b)	69,251	2,056,755
Seacoast Banking Corp. of Florida(a)	360,329	11,379,190
Select Bancorp. Inc.(a)(b)	109,862	1,479,841
Shore Bancshares Inc.	121,756	2,315,799
Sierra Bancorp.	134,282	3,792,124
Simmons First National Corp., Class A	863,102	25,806,750
SmartFinancial Inc.(a)	108,203	2,787,309
South State Corp.	348,025	30,017,156
Southern First Bancshares Inc.(a)	58,620	2,591,004

iShares® Russell 2000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Southern National Bancorp. of Virginia Inc.	188,105	$ 3,355,793
Southside Bancshares Inc.	316,360	10,655,005
Spirit of Texas Bancshares Inc.(a)	18,742	386,085
State Bank Financial Corp.	235,304	7,859,154
Stock Yards Bancorp. Inc.	162,949	6,216,504
Summit Financial Group Inc.	105,594	2,834,143
Tompkins Financial Corp.	133,363	11,453,214
TowneBank/Portsmouth VA	627,540	20,144,034
TriCo Bancshares	195,815	7,333,272
TriState Capital Holdings Inc.(a)(b)	156,585	4,086,868
Trustmark Corp.	642,952	20,979,524
UMB Financial Corp.	431,710	32,909,253
Union Bankshares Corp.	624,555	24,282,698
Union Bankshares Inc./Morrisville VT	4,449	230,903
United Bankshares Inc./WV	964,912	35,122,797
United Community Banks Inc./GA	670,659	20,569,112
United Security Bancshares/Fresno CA	128,180	1,435,616
Unity Bancorp. Inc.	67,072	1,525,888
Univest Corp. of Pennsylvania	274,606	7,551,665
Valley National Bancorp.	3,073,675	37,375,888
Veritex Holdings Inc.(a)	153,776	4,777,820
Washington Trust Bancorp. Inc.	101,927	5,921,959
WesBanco Inc.	424,775	19,131,866
West Bancorp. Inc.	119,944	3,016,592
Westamerica Bancorp.	245,361	13,865,350
		1,761,220,101
Beverages — 0.0%
MGP Ingredients Inc.(b)	14,347	1,274,157
Biotechnology — 1.1%
Abeona Therapeutics Inc.(a)(b)	27,594	441,504
Acceleron Pharma Inc.(a)(b)	62,996	3,056,566
Achaogen Inc.(a)(b)	37,410	323,971
Achillion Pharmaceuticals Inc.(a)	1,294,563	3,663,613
Acorda Therapeutics Inc.(a)(b)	356,623	10,235,080
Adamas Pharmaceuticals Inc.(a)(b)	103,839	2,682,161
Adverum Biotechnologies Inc.(a)(b)	484,371	2,567,166
Akebia Therapeutics Inc.(a)(b)	67,949	678,131
Albireo Pharma Inc.(a)(b)	67,975	2,413,112
Alder Biopharmaceuticals Inc.(a)(b)	107,368	1,696,414
AMAG Pharmaceuticals Inc.(a)(b)	328,387	6,403,546
Arbutus Biopharma Corp.(a)	250,839	1,831,125
Arcus Biosciences Inc.(a)(b)	17,199	210,516
Ardelyx Inc.(a)(b)	319,284	1,181,351
Arena Pharmaceuticals Inc.(a)(b)	94,324	4,112,526
ArQule Inc.(a)(b)	76,876	425,124
Athersys Inc.(a)(b)	55,743	109,814
Audentes Therapeutics Inc.(a)(b)	23,775	908,443
AVEO Pharmaceuticals Inc.(a)(b)	398,679	901,015
Bellicum Pharmaceuticals Inc.(a)	123,463	911,157
BioCryst Pharmaceuticals Inc.(a)(b)	141,558	811,127
BioTime Inc.(a)(b)	638,232	1,314,758
Calithera Biosciences Inc.(a)	302,563	1,512,815
Cara Therapeutics Inc.(a)(b)	36,729	703,360
CareDx Inc.(a)	19,966	244,384
CASI Pharmaceuticals Inc.(a)(b)	49,363	406,257
Catalyst Biosciences Inc.(a)	113,131	1,320,239
Cellular Biomedicine Group Inc.(a)	23,396	457,392
Chimerix Inc.(a)(b)	419,587	1,997,234
Concert Pharmaceuticals Inc.(a)(b)	202,711	3,411,626
Security	Shares	Value
Biotechnology (continued)
Corvus Pharmaceuticals Inc.(a)(b)	12,409	$ 136,251
Cytokinetics Inc.(a)	42,338	351,405
Dynavax Technologies Corp.(a)(b)	67,533	1,029,878
Epizyme Inc.(a)(b)	135,231	1,832,380
Five Prime Therapeutics Inc.(a)(b)	317,995	5,027,501
Foundation Medicine Inc.(a)	12,647	1,728,845
Immune Design Corp.(a)(b)	292,464	1,330,711
Immunomedics Inc.(a)(b)	118,107	2,795,593
Karyopharm Therapeutics Inc.(a)(b)	46,582	791,428
Minerva Neurosciences Inc.(a)(b)	47,244	389,763
Miragen Therapeutics Inc.(a)	42,941	275,252
Molecular Templates Inc.(a)	92,893	485,830
Myriad Genetics Inc.(a)(b)	73,705	2,754,356
NantKwest Inc.(a)	277,778	850,001
NewLink Genetics Corp.(a)	268,656	1,278,803
Novavax Inc.(a)(b)	2,308,696	3,093,653
Nymox Pharmaceutical Corp.(a)(b)	225,121	756,407
OPKO Health Inc.(a)(b)	3,070,068	14,429,320
Ovid therapeutics Inc.(a)(b)	31,187	243,259
PDL BioPharma Inc.(a)(b)	1,428,006	3,341,534
Pfenex Inc.(a)	20,368	110,191
Portola Pharmaceuticals Inc.(a)(b)	44,838	1,693,531
Proteostasis Therapeutics Inc.(a)	53,637	149,647
Prothena Corp. PLC(a)(b)	382,537	5,577,389
Ra Pharmaceuticals Inc.(a)	133,354	1,326,872
Rigel Pharmaceuticals Inc.(a)(b)	160,526	454,289
Spectrum Pharmaceuticals Inc.(a)	75,424	1,580,887
Spero Therapeutics Inc.(a)(b)	59,882	878,469
Syndax Pharmaceuticals Inc.(a)(b)	89,166	625,945
Synlogic Inc.(a)	150,219	1,476,653
Tocagen Inc.(a)(b)	24,985	233,360
XOMA Corp.(a)	30,081	628,091
Zafgen Inc.(a)	14,985	153,297
		114,742,318
Building Products — 0.3%
Apogee Enterprises Inc.	40,866	1,968,515
Armstrong Flooring Inc.(a)(b)	185,050	2,598,102
Caesarstone Ltd.(b)	220,319	3,326,817
Gibraltar Industries Inc.(a)	304,066	11,402,475
Griffon Corp.	262,078	4,664,988
Insteel Industries Inc.(b)	20,698	691,313
Masonite International Corp.(a)	13,566	974,717
Quanex Building Products Corp.	332,407	5,966,706
Universal Forest Products Inc.	64,893	2,376,382
		33,970,015
Capital Markets — 1.0%
Arlington Asset Investment Corp., Class A(b)	266,111	2,743,604
Associated Capital Group Inc., Class A(b)	26,644	1,011,140
B. Riley Financial Inc.	193,579	4,365,206
BrightSphere Investment Group PLC	108,079	1,541,206
Cowen Inc.(a)(b)	142,629	1,975,412
Donnelley Financial Solutions Inc.(a)	168,975	2,935,096
Federated Investors Inc., Class B	119,382	2,783,988
GAIN Capital Holdings Inc.(b)	265,108	2,001,565
GAMCO Investors Inc., Class A	33,022	883,669
Greenhill & Co. Inc.	23,588	669,899
INTL. FCStone Inc.(a)(b)	146,721	7,586,943
Investment Technology Group Inc.	270,668	5,662,375
Ladenburg Thalmann Financial Services Inc.	80,438	273,489

iShares® Russell 2000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Oppenheimer Holdings Inc., Class A, NVS	93,281	$ 2,611,868
Piper Jaffray Companies	133,332	10,246,564
PJT Partners Inc., Class A	12,966	692,255
Siebert Financial Corp.(a)(b)	9,527	99,271
Stifel Financial Corp.(b)	660,876	34,530,771
Value Line Inc.	4,838	114,661
Virtus Investment Partners Inc.	57,168	7,314,646
Waddell & Reed Financial Inc., Class A	763,643	13,722,665
		103,766,293
Chemicals — 1.6%
Advanced Emissions Solutions Inc.	19,402	220,407
AdvanSix Inc.(a)	190,102	6,963,436
AgroFresh Solutions Inc.(a)(b)	304,960	2,137,769
American Vanguard Corp.	273,206	6,270,078
Flotek Industries Inc.(a)(b)	523,942	1,692,333
FutureFuel Corp.	248,370	3,479,664
Hawkins Inc.	93,197	3,294,514
HB Fuller Co.	122,016	6,549,819
Innophos Holdings Inc.	159,439	7,589,296
Innospec Inc.	230,766	17,665,137
Intrepid Potash Inc.(a)(b)	917,462	3,761,594
KMG Chemicals Inc.	13,428	990,718
Koppers Holdings Inc.(a)	55,887	2,143,266
Kraton Corp.(a)(b)	24,643	1,137,028
LSB Industries Inc.(a)(b)	205,482	1,089,055
Marrone Bio Innovations Inc.(a)(b)	62,277	114,590
Minerals Technologies Inc.	337,455	25,427,234
PolyOne Corp.	41,064	1,774,786
PQ Group Holdings Inc.(a)(b)	350,477	6,308,586
Rayonier Advanced Materials Inc.	488,630	8,350,687
Sensient Technologies Corp.	191,340	13,690,377
Stepan Co.	193,464	15,092,127
Trecora Resources(a)(b)	197,392	2,931,271
Tredegar Corp.	247,920	5,826,120
Trinseo SA(b)	126,954	9,007,386
Tronox Ltd., Class A	481,491	9,475,743
Valhi Inc.	232,904	1,108,623
		164,091,644
Commercial Services & Supplies — 1.8%
ABM Industries Inc.	630,140	18,387,485
ACCO Brands Corp.	1,013,850	14,041,823
Advanced Disposal Services Inc.(a)(b)	41,505	1,028,494
Brady Corp., Class A, NVS	447,928	17,267,624
Casella Waste Systems Inc., Class A(a)(b)	308,204	7,893,104
CECO Environmental Corp.	294,648	1,809,139
CompX International Inc.	17,992	237,494
Ennis Inc.	236,647	4,815,766
Essendant Inc.	356,106	4,707,721
Heritage-Crystal Clean Inc.(a)(b)	135,628	2,726,123
Herman Miller Inc.	83,088	2,816,683
Interface Inc.	57,144	1,311,455
Kimball International Inc., Class B, NVS	48,989	791,662
Knoll Inc.	27,949	581,619
LSC Communications Inc.	329,331	5,157,324
Matthews International Corp., Class A	297,133	17,471,420
Mobile Mini Inc.	48,134	2,257,485
Multi-Color Corp.(b)	132,611	8,573,301
NL Industries Inc.(a)(b)	79,500	691,650
Pitney Bowes Inc.	894,118	7,662,591
Security	Shares	Value
Commercial Services & Supplies (continued)
Quad/Graphics Inc.	314,240	$ 6,545,619
RR Donnelley & Sons Co.	677,534	3,902,596
SP Plus Corp.(a)(b)	152,600	5,676,720
Steelcase Inc., Class A	807,957	10,907,420
Team Inc.(a)(b)	267,626	6,182,161
Tetra Tech Inc.	34,394	2,012,049
UniFirst Corp./MA(b)	126,268	22,336,809
Viad Corp.	80,655	4,375,534
VSE Corp.	77,162	3,686,800
		185,855,671
Communications Equipment — 2.2%
Acacia Communications Inc.(a)(b)	224,338	7,809,206
ADTRAN Inc.	458,459	6,808,116
Applied Optoelectronics Inc.(a)(b)	42,345	1,901,290
Calix Inc.(a)(b)	201,792	1,573,978
Casa Systems Inc.(a)	12,971	211,816
Ciena Corp.(a)(b)	1,364,911	36,183,791
Clearfield Inc.(a)	38,926	430,132
Comtech Telecommunications Corp.	218,948	6,980,062
DASAN Zhone Solutions Inc.(a)(b)	59,635	582,038
Digi International Inc.(a)	258,305	3,409,626
Finisar Corp.(a)(b)	1,095,940	19,726,920
Harmonic Inc.(a)(b)	792,534	3,368,269
Infinera Corp.(a)(b)	1,420,188	14,102,467
InterDigital Inc./PA	184,320	14,911,488
KVH Industries Inc.(a)(b)	157,024	2,104,122
NETGEAR Inc.(a)(b)	230,502	14,406,375
NetScout Systems Inc.(a)(b)	803,331	23,858,931
Oclaro Inc.(a)	1,606,748	14,348,260
Ribbon Communications Inc.(a)	507,220	3,611,406
ViaSat Inc.(a)(b)	521,390	34,265,751
Viavi Solutions Inc.(a)	1,393,514	14,269,583
		224,863,627
Construction & Engineering — 0.7%
Aegion Corp.(a)(b)	306,791	7,899,868
Ameresco Inc., Class A(a)	183,013	2,196,156
Argan Inc.	140,436	5,750,854
EMCOR Group Inc.	137,272	10,457,381
Granite Construction Inc.(b)	88,932	4,949,955
Great Lakes Dredge & Dock Corp.(a)(b)	543,417	2,852,939
IES Holdings Inc.(a)(b)	81,532	1,365,661
Infrastructure and Energy Alternatives Inc.(a)	163,204	1,519,429
KBR Inc.	1,345,129	24,104,712
Northwest Pipe Co.(a)(b)	92,647	1,794,573
Orion Group Holdings Inc.(a)	140,167	1,157,780
Primoris Services Corp.	128,258	3,492,465
Sterling Construction Co. Inc.(a)(b)	198,345	2,584,435
Tutor Perini Corp.(a)(b)	356,372	6,575,064
Willscot Corp.(a)(b)	103,754	1,535,559
		78,236,831
Construction Materials — 0.0%
U.S. Lime & Minerals Inc.	17,999	1,510,116
Consumer Finance — 0.6%
Encore Capital Group Inc.(a)(b)	248,574	9,097,808
EZCORP Inc., Class A, NVS(a)(b)	476,812	5,745,585
LendingClub Corp.(a)(b)	3,019,447	11,443,704
Nelnet Inc., Class A	177,179	10,349,025
PRA Group Inc.(a)(b)	425,776	16,413,665

iShares® Russell 2000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance (continued)
Regional Management Corp.(a)(b)	44,445	$ 1,556,464
World Acceptance Corp.(a)	58,763	6,523,281
		61,129,532
Containers & Packaging — 0.2%
Greif Inc., Class A, NVS	223,343	11,812,611
Greif Inc., Class B	49,226	2,835,418
UFP Technologies Inc.(a)(b)	63,053	1,945,185
		16,593,214
Distributors — 0.1%
Core-Mark Holding Co. Inc.	400,662	9,095,028
Weyco Group Inc.	58,801	2,140,356
		11,235,384
Diversified Consumer Services — 0.6%
Adtalem Global Education Inc.(a)	570,943	27,462,358
American Public Education Inc.(a)	144,996	6,104,332
Cambium Learning Group Inc.(a)(b)	106,703	1,189,738
Capella Education Co.	6,704	661,685
Carriage Services Inc.	88,261	2,166,808
Houghton Mifflin Harcourt Co.(a)(b)	905,560	6,927,534
K12 Inc.(a)	364,643	5,969,206
Laureate Education Inc., Class A(a)(b)	480,069	6,879,389
Regis Corp.(a)(b)	337,097	5,575,584
Weight Watchers International Inc.(a)(b)	21,251	2,148,476
		65,085,110
Diversified Financial Services — 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	291,400	7,171,354
Cannae Holdings Inc.(a)	649,199	12,042,642
FGL Holdings(a)	1,350,288	11,328,916
Marlin Business Services Corp.	56,501	1,686,555
On Deck Capital Inc.(a)(b)	68,878	482,146
		32,711,613
Diversified Telecommunication Services — 0.5%
ATN International Inc.	99,446	5,247,765
Cincinnati Bell Inc.(a)(b)	399,584	6,273,469
Consolidated Communications Holdings Inc.	668,128	8,258,062
Frontier Communications Corp.(b)	745,716	3,997,038
Hawaiian Telcom Holdco Inc.(a)(b)	57,146	1,652,662
Intelsat SA(a)	381,859	6,361,771
Iridium Communications Inc.(a)(b)	916,270	14,751,947
pdvWireless Inc.(a)(b)	89,128	2,223,744
Windstream Holdings Inc.(b)	393,567	2,074,098
		50,840,556
Electric Utilities — 2.0%
ALLETE Inc.	490,673	37,982,997
El Paso Electric Co.	385,670	22,793,097
IDACORP Inc.	481,199	44,385,796
MGE Energy Inc.	333,084	21,000,946
Otter Tail Corp.	375,936	17,894,554
PNM Resources Inc.	758,117	29,490,751
Portland General Electric Co.	851,973	36,430,365
		209,978,506
Electrical Equipment — 0.6%
AZZ Inc.	168,870	7,337,402
Babcock & Wilcox Enterprises Inc.(a)(b)	305,137	726,226
Encore Wire Corp.	194,627	9,235,051
EnerSys	139,232	10,392,277
Enphase Energy Inc.(a)(b)	823,651	5,543,171
Security	Shares	Value
Electrical Equipment (continued)
FuelCell Energy Inc.(a)(b)	797,484	$ 1,052,679
Powell Industries Inc.	85,202	2,967,586
Preformed Line Products Co.	29,580	2,626,112
Sunrun Inc.(a)(b)	904,603	11,895,529
Thermon Group Holdings Inc.(a)(b)	221,521	5,066,185
Vicor Corp.(a)(b)	14,423	628,122
Vivint Solar Inc.(a)(b)	213,353	1,056,097
		58,526,437
Electronic Equipment, Instruments & Components — 3.4%
Anixter International Inc.(a)(b)	280,663	17,765,968
AVX Corp.	446,639	6,998,833
Bel Fuse Inc., Class B, NVS	93,456	1,953,230
Belden Inc.(b)	384,856	23,522,399
Benchmark Electronics Inc.	454,280	13,242,262
Control4 Corp.(a)(b)	144,453	3,511,652
CTS Corp.	311,480	11,213,280
Daktronics Inc.	342,359	2,913,475
Electro Scientific Industries Inc.(a)	302,366	4,768,312
Fabrinet(a)	344,214	12,698,054
FARO Technologies Inc.(a)(b)	8,809	478,769
Fitbit Inc., Class A(a)(b)	1,540,666	10,060,549
Insight Enterprises Inc.(a)(b)	209,444	10,248,095
KEMET Corp.(a)	531,497	12,835,653
Kimball Electronics Inc.(a)	248,507	4,547,678
Knowles Corp.(a)(b)	834,331	12,765,264
Maxwell Technologies Inc.(a)(b)	330,347	1,717,804
Methode Electronics Inc.	183,255	7,385,177
MTS Systems Corp.	170,156	8,958,713
OSI Systems Inc.(a)(b)	100,941	7,805,768
PAR Technology Corp.(a)(b)	21,546	380,933
Park Electrochemical Corp.	77,961	1,807,916
PC Connection Inc.	109,855	3,647,186
Plexus Corp.(a)	311,938	18,572,789
Rogers Corp.(a)	83,149	9,267,788
Sanmina Corp.(a)	645,577	18,915,406
ScanSource Inc.(a)	240,706	9,700,452
SYNNEX Corp.	289,584	27,947,752
Tech Data Corp.(a)	364,148	29,903,834
TTM Technologies Inc.(a)(b)	895,245	15,783,169
VeriFone Systems Inc.(a)	375,666	8,572,698
Vishay Intertechnology Inc.	1,263,473	29,312,574
Vishay Precision Group Inc.(a)	24,808	946,425
		350,149,857
Energy Equipment & Services — 3.1%
Archrock Inc.	1,214,001	14,568,012
Basic Energy Services Inc.(a)(b)	183,986	2,044,084
Bristow Group Inc.	312,436	4,408,472
C&J Energy Services Inc.(a)	615,730	14,531,228
CARBO Ceramics Inc.(a)(b)	198,123	1,816,788
Covia Holdings Corp.(a)(b)	4	74
Dawson Geophysical Co.(a)(b)	200,973	1,587,687
Diamond Offshore Drilling Inc.(a)(b)	619,045	12,913,279
Dril-Quip Inc.(a)(b)	363,249	18,670,999
Era Group Inc.(a)	192,145	2,488,278
Exterran Corp.(a)	308,537	7,725,766
Forum Energy Technologies Inc.(a)(b)	774,445	9,564,396
Frank's International NV(b)	701,852	5,474,446
FTS International Inc.(a)(b)	220,242	3,136,246
Gulfmark Offshore Inc.(a)	35,341	1,183,924

iShares® Russell 2000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
Helix Energy Solutions Group Inc.(a)	1,344,724	$ 11,201,551
Independence Contract Drilling Inc.(a)(b)	213,309	878,833
Keane Group Inc.(a)(b)	29,908	408,842
Matrix Service Co.(a)(b)	253,962	4,660,203
McDermott International Inc.(a)(b)	1,708,559	33,573,184
Natural Gas Services Group Inc.(a)(b)	120,384	2,841,062
NCS Multistage Holdings Inc.(a)(b)	93,113	1,352,932
Newpark Resources Inc.(a)(b)	840,607	9,120,586
Nine Energy Service Inc.(a)	76,392	2,530,103
Noble Corp. PLC(a)	2,355,609	14,911,005
Nuverra Environmental Solutions Inc.(a)(b)	12,123	145,476
Ocean Rig UDW Inc., Class A(a)(b)	519,776	15,322,996
Oceaneering International Inc.	941,572	23,972,423
Oil States International Inc.(a)(b)	568,825	18,259,282
PHI Inc., NVS(a)(b)	114,811	1,167,628
Pioneer Energy Services Corp.(a)(b)	674,223	3,944,205
Quintana Energy Services Inc.(a)	67,857	574,749
RigNet Inc.(a)(b)	127,954	1,317,926
Rowan Companies PLC, Class A(a)	1,216,273	19,727,948
SEACOR Holdings Inc.(a)	163,004	9,335,239
SEACOR Marine Holdings Inc.(a)(b)	153,995	3,555,745
Select Energy Services Inc., Class A(a)(b)	333,207	4,841,498
Smart Sand Inc.(a)(b)	217,720	1,156,093
Superior Energy Services Inc.(a)(b)	1,464,202	14,261,327
TETRA Technologies Inc.(a)	151,857	675,764
Tidewater Inc.(a)	229,281	6,633,099
U.S. Silica Holdings Inc.	297,552	7,644,111
Unit Corp.(a)(b)	498,382	12,738,644
		326,866,133
Equity Real Estate Investment Trusts (REITs) — 11.6%
Acadia Realty Trust(b)	767,212	20,998,592
Agree Realty Corp.(b)	287,234	15,157,338
Alexander & Baldwin Inc.	650,372	15,283,742
American Assets Trust Inc.	366,576	14,036,195
Armada Hoffler Properties Inc.	293,349	4,370,900
Ashford Hospitality Trust Inc.(b)	809,152	6,554,131
Bluerock Residential Growth REIT Inc.(b)	231,473	2,064,739
Braemar Hotels & Resorts Inc.	278,563	3,181,189
BRT Apartments Corp.(b)	78,633	1,002,571
CareTrust REIT Inc.	635,650	10,608,999
CatchMark Timber Trust Inc., Class A	470,432	5,988,599
CBL & Associates Properties Inc.(b)	1,618,736	9,016,360
Cedar Realty Trust Inc.(b)	850,082	4,012,387
Chatham Lodging Trust(b)	430,829	9,142,191
Chesapeake Lodging Trust(b)	566,050	17,909,822
City Office REIT Inc.	281,617	3,613,146
Community Healthcare Trust Inc.(b)	165,918	4,955,971
CoreCivic Inc.	1,131,188	27,024,081
CorEnergy Infrastructure Trust Inc.(b)	114,194	4,293,694
CorePoint Lodging Inc.(a)(b)	388,823	10,070,516
Cousins Properties Inc.(b)	4,004,995	38,808,402
DiamondRock Hospitality Co.(b)	1,911,482	23,472,999
Easterly Government Properties Inc.(b)	334,679	6,613,257
Education Realty Trust Inc.	723,996	30,045,834
Farmland Partners Inc.(b)	305,932	2,692,202
First Industrial Realty Trust Inc.	932,439	31,087,516
Four Corners Property Trust Inc.	184,017	4,532,339
Franklin Street Properties Corp.	992,883	8,499,079
Front Yard Residential Corp.(b)	469,660	4,893,857
GEO Group Inc. (The)	913,450	25,156,413
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Getty Realty Corp.	308,601	$ 8,693,290
Gladstone Commercial Corp.(b)	267,740	5,145,963
Gladstone Land Corp.(b)	124,416	1,576,351
Global Medical REIT Inc.	188,441	1,669,587
Global Net Lease Inc.(b)	646,982	13,217,842
Government Properties Income Trust(b)	764,928	12,124,109
Gramercy Property Trust	1,528,684	41,763,647
Healthcare Realty Trust Inc.(b)	1,180,914	34,340,979
Hersha Hospitality Trust(b)	339,083	7,273,330
Independence Realty Trust Inc.(b)	834,190	8,600,499
Industrial Logistics Properties Trust(b)	193,771	4,330,782
InfraREIT Inc.(a)	422,694	9,371,126
Innovative Industrial Properties Inc.	62,147	2,275,823
Investors Real Estate Trust(b)	1,142,064	6,315,614
iStar Inc.(a)(b)	619,736	6,686,951
Jernigan Capital Inc.	130,644	2,490,075
Kite Realty Group Trust	788,015	13,459,296
LaSalle Hotel Properties(b)	1,056,273	36,156,225
Lexington Realty Trust(b)	2,051,885	17,912,956
LTC Properties Inc.	374,666	16,013,225
Mack-Cali Realty Corp.(b)	861,706	17,475,398
MedEquities Realty Trust Inc.	272,468	3,002,597
Monmouth Real Estate Investment Corp.(b)	608,046	10,051,000
National Health Investors Inc.	215,910	15,908,249
National Storage Affiliates Trust	429,917	13,250,042
New Senior Investment Group Inc.(b)	704,415	5,332,422
NexPoint Residential Trust Inc.	148,876	4,235,522
NorthStar Realty Europe Corp.(b)	445,752	6,458,946
One Liberty Properties Inc.	143,889	3,800,109
Pebblebrook Hotel Trust(b)	649,091	25,184,731
Pennsylvania REIT(b)	342,493	3,763,998
Physicians Realty Trust(b)	1,739,729	27,731,280
Piedmont Office Realty Trust Inc., Class A(b)	1,220,430	24,323,170
PotlatchDeltic Corp.	586,457	29,821,338
Preferred Apartment Communities Inc., Class A(b)	372,619	6,330,797
PS Business Parks Inc.	59,448	7,639,068
QTS Realty Trust Inc., Class A	261,045	10,311,278
Quality Care Properties Inc.(a)	903,460	19,433,425
Ramco-Gershenson Properties Trust(b)	748,840	9,892,176
Retail Opportunity Investments Corp.(b)	1,058,036	20,271,970
Rexford Industrial Realty Inc.	768,995	24,138,753
RLJ Lodging Trust(b)	1,657,665	36,551,513
Sabra Health Care REIT Inc.	1,696,040	36,854,949
Safety Income & Growth Inc.(b)	75,319	1,428,801
Saul Centers Inc.(b)	10,939	586,112
Select Income REIT	604,435	13,581,654
Seritage Growth Properties, Class A(b)	308,188	13,076,417
Spirit MTA REIT(a)	413,218	4,256,145
STAG Industrial Inc.(b)	931,982	25,377,870
Summit Hotel Properties Inc.(b)	984,831	14,092,932
Sunstone Hotel Investors Inc.(b)	2,150,525	35,741,726
Terreno Realty Corp.(b)	524,009	19,739,419
Tier REIT Inc.	455,810	10,839,162
UMH Properties Inc.(b)	51,654	792,889
Universal Health Realty Income Trust	11,347	725,981
Urban Edge Properties	872,081	19,944,492
Urstadt Biddle Properties Inc., Class A	281,553	6,371,544
Washington Prime Group Inc.(b)	1,765,934	14,321,725
Washington REIT	751,736	22,800,153
Whitestone REIT(b)	363,481	4,536,243

iShares® Russell 2000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Xenia Hotels & Resorts Inc.	1,025,774	$ 24,987,855
		1,209,468,582
Food & Staples Retailing — 0.7%
Andersons Inc. (The)	260,104	8,895,557
Ingles Markets Inc., Class A	135,456	4,307,501
Natural Grocers by Vitamin Cottage Inc.(a)(b)	85,909	1,094,481
Rite Aid Corp.(a)(b)	10,022,434	17,338,811
Smart & Final Stores Inc.(a)(b)	215,167	1,194,177
SpartanNash Co.	340,538	8,690,530
SUPERVALU Inc.(a)(b)	363,029	7,449,355
United Natural Foods Inc.(a)(b)	480,920	20,516,047
Village Super Market Inc., Class A	79,475	2,341,333
Weis Markets Inc.	91,559	4,883,757
		76,711,549
Food Products — 1.4%
Alico Inc.	31,303	992,305
B&G Foods Inc.	560,056	16,745,674
Cal-Maine Foods Inc.(a)(b)	177,734	8,149,104
Darling Ingredients Inc.(a)	1,562,680	31,066,078
Dean Foods Co.	872,129	9,166,076
Farmer Bros. Co.(a)(b)	96,003	2,932,892
Fresh Del Monte Produce Inc.	289,786	12,909,966
Hostess Brands Inc.(a)(b)	939,967	12,783,551
Lancaster Colony Corp.	49,547	6,858,296
Landec Corp.(a)(b)	258,112	3,845,869
Limoneira Co.	82,044	2,019,103
Sanderson Farms Inc.	194,440	20,445,366
Seneca Foods Corp., Class A(a)(b)	66,129	1,785,483
Simply Good Foods Co. (The)(a)	574,215	8,291,665
Tootsie Roll Industries Inc.(b)	132,258	4,080,159
		142,071,587
Gas Utilities — 2.3%
Chesapeake Utilities Corp.	134,524	10,755,194
New Jersey Resources Corp.	770,057	34,460,051
Northwest Natural Gas Co.	272,554	17,388,945
ONE Gas Inc.	496,444	37,104,224
RGC Resources Inc.	71,620	2,089,872
South Jersey Industries Inc.	697,273	23,337,727
Southwest Gas Holdings Inc.	459,780	35,067,421
Spire Inc.	469,303	33,156,257
WGL Holdings Inc.	488,392	43,344,790
		236,704,481
Health Care Equipment & Supplies — 0.8%
AngioDynamics Inc.(a)	348,524	7,751,174
Anika Therapeutics Inc.(a)(b)	138,416	4,429,312
Avanos Medical Inc.	446,390	25,555,827
Cerus Corp.(a)(b)	146,686	978,396
CONMED Corp.	151,771	11,109,637
CryoLife Inc.(a)	108,712	3,027,629
FONAR Corp.(a)(b)	50,271	1,334,695
Integer Holdings Corp.(a)	79,344	5,129,590
Invacare Corp.(b)	315,546	5,869,156
Lantheus Holdings Inc.(a)	27,941	406,542
LivaNova PLC(a)(b)	97,241	9,706,597
Meridian Bioscience Inc.	50,389	801,185
OraSure Technologies Inc.(a)(b)	29,208	481,056
Orthofix International NV(a)	40,875	2,322,517
Rockwell Medical Inc.(a)(b)	37,837	186,536
RTI Surgical Inc.(a)(b)	456,266	2,098,824
Security	Shares	Value
Health Care Equipment & Supplies (continued)
SeaSpine Holdings Corp.(a)(b)	113,317	$ 1,430,060
Utah Medical Products Inc.	4,966	547,005
		83,165,738
Health Care Providers & Services — 1.1%
AAC Holdings Inc.(a)	56,135	525,985
American Renal Associates Holdings Inc.(a)(b)	18,799	296,460
BioScrip Inc.(a)(b)	1,075,239	3,150,450
Brookdale Senior Living Inc.(a)	1,784,156	16,217,978
Civitas Solutions Inc.(a)	46,668	765,355
Community Health Systems Inc.(a)(b)	823,411	2,733,725
Cross Country Healthcare Inc.(a)	340,707	3,832,954
Diplomat Pharmacy Inc.(a)(b)	108,841	2,781,976
LifePoint Health Inc.(a)	339,054	16,545,835
Magellan Health Inc.(a)	234,517	22,501,906
National HealthCare Corp.	115,999	8,164,010
National Research Corp.	9,673	361,770
Owens & Minor Inc.	581,567	9,717,985
Patterson Companies Inc.	780,830	17,701,416
PetIQ Inc.(a)(b)	6,511	174,885
R1 RCM Inc.(a)	82,318	714,520
Surgery Partners Inc.(a)	159,509	2,376,684
Triple-S Management Corp., Class B(a)	210,296	8,214,162
		116,778,056
Health Care Technology — 0.4%
Allscripts Healthcare Solutions Inc.(a)(b)	1,487,736	17,852,832
Castlight Health Inc., Class B(a)(b)	38,112	161,976
Computer Programs & Systems Inc.(b)	55,453	1,824,404
Cotiviti Holdings Inc.(a)	63,989	2,823,835
Evolent Health Inc., Class A(a)(b)	493,225	10,382,386
HMS Holdings Corp.(a)(b)	101,725	2,199,294
NantHealth Inc.(a)(b)	140,954	466,558
Quality Systems Inc.(a)	186,264	3,632,148
		39,343,433
Hotels, Restaurants & Leisure — 1.3%
BBX Capital Corp.	623,330	5,628,670
Belmond Ltd., Class A(a)(b)	746,095	8,318,959
Biglari Holdings Inc., Class A(a)(b)	956	908,200
Biglari Holdings Inc., Class B, NVS(a)	9,399	1,724,622
Bojangles' Inc.(a)	165,794	2,387,434
Boyd Gaming Corp.	70,581	2,446,337
Brinker International Inc.	101,127	4,813,645
Carrols Restaurant Group Inc.(a)(b)	49,653	737,347
Century Casinos Inc.(a)	257,312	2,251,480
Chuy's Holdings Inc.(a)	33,030	1,014,021
Del Frisco's Restaurant Group Inc.(a)	195,442	2,462,569
Del Taco Restaurants Inc.(a)	298,639	4,234,701
Denny's Corp.(a)(b)	147,605	2,351,348
Dine Brands Global Inc.	64,772	4,844,946
Drive Shack Inc.(a)	41,748	322,295
El Pollo Loco Holdings Inc.(a)	207,365	2,363,961
Empire Resorts Inc.(a)(b)	18,412	364,558
Fiesta Restaurant Group Inc.(a)(b)	46,541	1,335,727
Habit Restaurants Inc. (The), Class A(a)(b)	197,832	1,978,320
ILG Inc.	248,658	8,213,174
International Speedway Corp., Class A	230,671	10,310,994
J Alexander's Holdings Inc.(a)	122,302	1,363,667
Jack in the Box Inc.	234,947	19,998,689
Marriott Vacations Worldwide Corp.	22,578	2,550,411
Monarch Casino & Resort Inc.(a)	21,961	967,382

iShares® Russell 2000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Papa John's International Inc.	116,688	$ 5,918,415
Penn National Gaming Inc.(a)(b)	422,649	14,196,780
RCI Hospitality Holdings Inc.	22,813	722,031
Red Lion Hotels Corp.(a)(b)	154,411	1,798,888
Red Robin Gourmet Burgers Inc.(a)(b)	123,659	5,762,509
Sonic Corp.	150,214	5,170,366
Speedway Motorsports Inc.	109,055	1,893,195
Town Sports International Holdings Inc.(a)(b)	125,235	1,822,169
Wingstop Inc.	20,737	1,080,812
Zoe's Kitchen Inc.(a)(b)	180,617	1,762,822
		134,021,444
Household Durables — 1.8%
AV Homes Inc.(a)	85,621	1,832,289
Bassett Furniture Industries Inc.	97,256	2,679,403
Beazer Homes USA Inc.(a)(b)	301,785	4,451,329
Century Communities Inc.(a)(b)	227,932	7,191,255
Ethan Allen Interiors Inc.	234,845	5,753,703
Flexsteel Industries Inc.	70,731	2,822,167
Green Brick Partners Inc.(a)	222,888	2,184,302
Helen of Troy Ltd.(a)(b)	236,056	23,239,713
Hooker Furniture Corp.	61,163	2,868,545
Hovnanian Enterprises Inc., Class A(a)(b)	923,772	1,505,748
KB Home	646,924	17,622,210
La-Z-Boy Inc.	255,869	7,829,591
Lifetime Brands Inc.	113,147	1,431,310
M/I Homes Inc.(a)(b)	214,410	5,677,577
MDC Holdings Inc.	432,870	13,319,410
Meritage Homes Corp.(a)	346,235	15,217,028
New Home Co. Inc. (The)(a)(b)	126,778	1,263,977
PICO Holdings Inc.	179,331	2,089,206
Taylor Morrison Home Corp., Class A(a)	912,918	18,970,436
TRI Pointe Group Inc.(a)(b)	1,367,342	22,369,715
Tupperware Brands Corp.	488,592	20,149,534
Universal Electronics Inc.(a)	132,215	4,369,706
Vuzix Corp.(a)(b)	25,241	188,045
William Lyon Homes, Class A(a)	251,281	5,829,719
		190,855,918
Household Products — 0.1%
Central Garden & Pet Co.(a)(b)	24,572	1,068,391
Central Garden & Pet Co., Class A, NVS(a)	81,547	3,300,207
HRG Group Inc.(a)(b)	60,406	790,715
Oil-Dri Corp. of America	48,660	2,050,532
		7,209,845
Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp.(a)	1,072,472	2,359,438
NRG Yield Inc., Class A	331,683	5,655,195
NRG Yield Inc., Class C	626,321	10,772,721
Ormat Technologies Inc.(b)	379,756	20,199,222
Pattern Energy Group Inc., Class A	770,164	14,440,575
TerraForm Power Inc., Class A	574,874	6,726,026
		60,153,177
Insurance — 3.7%
Ambac Financial Group Inc.(a)(b)	317,167	6,295,765
American Equity Investment Life Holding Co.	853,035	30,709,260
AMERISAFE Inc.	170,628	9,853,767
AmTrust Financial Services Inc.	907,968	13,229,094
Argo Group International Holdings Ltd.	308,680	17,949,742
Baldwin & Lyons Inc., Class B	92,732	2,262,661
Citizens Inc./TX(a)(b)	475,781	3,706,334
Security	Shares	Value
Insurance (continued)
CNO Financial Group Inc.	1,487,496	$ 28,321,924
Crawford & Co., Class B	111,279	962,563
Donegal Group Inc., Class A	89,223	1,214,325
eHealth Inc.(a)(b)	180,148	3,981,271
EMC Insurance Group Inc.	88,004	2,444,751
Employers Holdings Inc.	304,226	12,229,885
Enstar Group Ltd.(a)	114,857	23,809,856
FBL Financial Group Inc., Class A	94,609	7,450,459
FedNat Holding Co.	52,681	1,215,351
Genworth Financial Inc., Class A(a)	4,801,300	21,605,850
Global Indemnity Ltd.	65,134	2,538,923
Goosehead Insurance Inc., Class A(a)	94,248	2,352,430
Greenlight Capital Re Ltd., Class A(a)	286,575	4,069,365
Hallmark Financial Services Inc.(a)(b)	124,116	1,238,678
HCI Group Inc.	69,672	2,896,265
Heritage Insurance Holdings Inc.(b)	170,567	2,843,352
Horace Mann Educators Corp.	391,851	17,476,555
Independence Holding Co.	44,445	1,477,796
Infinity Property & Casualty Corp.(b)	87,929	12,516,693
Investors Title Co.	11,012	2,033,476
James River Group Holdings Ltd.	128,454	5,046,958
Kemper Corp.	103,850	7,856,252
Kingstone Companies Inc.	66,494	1,123,749
Maiden Holdings Ltd.	519,130	4,023,257
MBIA Inc.(a)(b)	762,320	6,891,373
National General Holdings Corp.	234,747	6,180,888
National Western Life Group Inc., Class A	21,833	6,708,408
Navigators Group Inc. (The)	175,363	9,995,691
NI Holdings Inc.(a)	92,442	1,566,892
ProAssurance Corp.	505,562	17,922,173
RLI Corp.	59,903	3,964,980
Safety Insurance Group Inc.	139,658	11,926,793
Selective Insurance Group Inc.	552,731	30,400,205
State Auto Financial Corp.	160,121	4,789,219
Stewart Information Services Corp.	212,306	9,144,019
Third Point Reinsurance Ltd.(a)	770,937	9,636,712
Tiptree Inc.(b)	266,211	1,810,235
United Fire Group Inc.	177,723	9,687,681
United Insurance Holdings Corp.	47,540	930,833
WMIH Corp.(a)	1,872,272	2,508,844
		388,801,553
Internet & Direct Marketing Retail — 0.3%
1-800-Flowers.com Inc., Class A(a)(b)	181,160	2,273,558
Gaia Inc.(a)(b)	40,807	826,342
Lands' End Inc.(a)(b)	101,306	2,826,437
Liberty Expedia Holdings Inc., Class A(a)	484,016	21,267,663
		27,194,000
Internet Software & Services — 0.3%
Blucora Inc.(a)(b)	123,773	4,579,601
Cars.com Inc.(a)(b)	690,498	19,603,238
ChannelAdvisor Corp.(a)(b)	19,953	280,340
eGain Corp.(a)(b)	24,394	368,349
Fusion Connect Inc.(a)(b)	182,265	718,124
Leaf Group Ltd.(a)(b)	38,417	416,825
Liquidity Services Inc.(a)	253,702	1,661,748
Meet Group Inc. (The)(a)(b)	679,075	3,042,256
Telaria Inc.(a)(b)	276,682	1,117,795
Web.com Group Inc.(a)	32,679	844,752
		32,633,028

iShares® Russell 2000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 1.6%
Acxiom Corp.(a)(b)	374,233	$ 11,208,278
CACI International Inc., Class A(a)	233,918	39,426,879
Cardtronics PLC, Class A(a)	73,291	1,772,176
ConvergeOne Holdings Inc.(b)	48,478	455,208
Convergys Corp.	870,284	21,269,741
CSG Systems International Inc.	56,838	2,322,969
EVERTEC Inc.	96,157	2,101,030
Exela Technologies Inc.(a)(b)	100,020	475,095
Hackett Group Inc. (The)	21,099	339,061
Information Services Group Inc.(a)	149,875	614,488
ManTech International Corp./VA, Class A	252,631	13,551,127
MoneyGram International Inc.(a)(b)	267,521	1,789,716
Perficient Inc.(a)	198,692	5,239,508
Perspecta Inc.	1,369,829	28,149,986
Presidio Inc.(a)(b)	302,033	3,956,632
Sykes Enterprises Inc.(a)	376,566	10,837,570
Syntel Inc.(a)	29,103	933,915
Travelport Worldwide Ltd.	972,400	18,028,296
Unisys Corp.(a)(b)	148,981	1,921,855
		164,393,530
Leisure Products — 0.3%
Acushnet Holdings Corp.(b)	330,994	8,096,113
American Outdoor Brands Corp.(a)	514,274	6,186,716
Callaway Golf Co.	297,031	5,634,678
Clarus Corp.(a)	201,792	1,664,784
Escalade Inc.	104,005	1,466,470
Johnson Outdoors Inc., Class A(b)	17,537	1,482,403
Nautilus Inc.(a)(b)	27,308	428,736
Vista Outdoor Inc.(a)	543,579	8,420,039
		33,379,939
Life Sciences Tools & Services — 0.4%
Cambrex Corp.(a)	178,451	9,332,987
Harvard Bioscience Inc.(a)(b)	301,360	1,612,276
Luminex Corp.	227,414	6,715,536
NanoString Technologies Inc.(a)(b)	22,130	302,738
Syneos Health Inc.(a)(b)	490,406	23,000,042
		40,963,579
Machinery — 2.9%
Actuant Corp., Class A(b)	296,062	8,689,420
Alamo Group Inc.	12,675	1,145,313
Altra Industrial Motion Corp.	136,401	5,878,883
American Railcar Industries Inc.	69,943	2,761,350
Astec Industries Inc.	113,450	6,784,310
Barnes Group Inc.	407,887	24,024,544
Blue Bird Corp.(a)(b)	69,144	1,545,368
Briggs & Stratton Corp.	395,203	6,959,525
Chart Industries Inc.(a)(b)	166,600	10,275,888
CIRCOR International Inc.	154,790	5,721,038
Columbus McKinnon Corp./NY	82,206	3,564,452
Eastern Co. (The)	51,935	1,456,777
EnPro Industries Inc.	178,333	12,474,393
ESCO Technologies Inc.	242,437	13,988,615
Federal Signal Corp.	33,712	785,152
Franklin Electric Co. Inc.	22,975	1,036,173
FreightCar America Inc.	113,707	1,909,141
Gencor Industries Inc.(a)(b)	72,633	1,173,023
Global Brass & Copper Holdings Inc.	16,637	521,570
Gorman-Rupp Co. (The)	132,063	4,622,205
Graham Corp.	85,766	2,213,620
Security	Shares	Value
Machinery (continued)
Greenbrier Companies Inc. (The)	301,390	$ 15,898,322
Hurco Companies Inc.	59,999	2,684,955
Hyster-Yale Materials Handling Inc.	98,708	6,341,989
Kennametal Inc.	300,421	10,785,114
LB Foster Co., Class A(a)	95,070	2,181,857
Lydall Inc.(a)(b)	137,966	6,022,216
Manitex International Inc.(a)	32,675	407,784
Manitowoc Co. Inc. (The)(a)(b)	337,787	8,735,172
Milacron Holdings Corp.(a)(b)	589,690	11,162,832
Miller Industries Inc./TN	99,340	2,538,137
Mueller Water Products Inc., Class A	596,662	6,992,879
Navistar International Corp.(a)(b)	443,629	18,064,573
NN Inc.	265,212	5,012,507
Park-Ohio Holdings Corp.	83,815	3,126,299
REV Group Inc.	237,310	4,036,643
Rexnord Corp.(a)(b)	883,252	25,667,303
SPX Corp.(a)	75,443	2,644,277
SPX FLOW Inc.(a)	402,202	17,604,382
Standex International Corp.	25,808	2,637,578
Titan International Inc.	478,350	5,132,695
TriMas Corp.(a)	436,467	12,832,130
Twin Disc Inc.(a)	73,981	1,836,208
Wabash National Corp.(b)	401,574	7,493,371
Watts Water Technologies Inc., Class A	114,555	8,981,112
		306,351,095
Marine — 0.2%
Costamare Inc.	464,451	3,706,319
Eagle Bulk Shipping Inc.(a)(b)	460,246	2,503,738
Genco Shipping & Trading Ltd.(a)	77,257	1,197,483
Matson Inc.	220,286	8,454,577
Safe Bulkers Inc.(a)(b)	493,697	1,678,570
Scorpio Bulkers Inc.	558,912	3,968,275
		21,508,962
Media — 2.0%
AMC Entertainment Holdings Inc., Class A	494,858	7,868,242
Beasley Broadcast Group Inc., Class A	39,193	438,962
Boston Omaha Corp., Class A(a)	48,064	1,012,708
Clear Channel Outdoor Holdings Inc., Class A	360,586	1,550,520
Daily Journal Corp.(a)(b)	10,671	2,456,464
Emerald Expositions Events Inc.	236,142	4,864,525
Entercom Communications Corp., Class A	1,223,680	9,238,784
Entravision Communications Corp., Class A	499,796	2,498,980
Eros International PLC(a)(b)	154,138	2,003,794
EW Scripps Co. (The), Class A, NVS(b)	436,796	5,848,698
Fluent Inc.(a)(b)	322,468	790,047
Gannett Co. Inc.	1,078,801	11,543,171
Gray Television Inc.(a)(b)	763,487	12,063,095
Hemisphere Media Group Inc.(a)(b)	86,428	1,132,207
Liberty Latin America Ltd., Class A(a)	415,512	7,944,589
Liberty Latin America Ltd., Class C, NVS(a)(b)	1,080,474	20,939,586
Marcus Corp. (The)	181,631	5,903,007
Meredith Corp.	376,241	19,188,291
MSG Networks Inc., Class A(a)(b)	571,574	13,689,197
National CineMedia Inc.	738,984	6,207,466
New Media Investment Group Inc.	569,750	10,528,980
New York Times Co. (The), Class A	235,372	6,096,135
Reading International Inc., Class A, NVS(a)	162,063	2,584,905
Saga Communications Inc., Class A	37,271	1,434,934
Scholastic Corp., NVS	268,178	11,882,967

iShares® Russell 2000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Sinclair Broadcast Group Inc., Class A	367,660	$ 11,820,269
TEGNA Inc.	2,067,815	22,435,793
WideOpenWest Inc.(a)(b)	290,943	2,810,509
		206,776,825
Metals & Mining — 2.0%
AK Steel Holding Corp.(a)(b)	3,007,376	13,052,012
Allegheny Technologies Inc.(a)(b)	1,195,622	30,034,025
Carpenter Technology Corp.	444,845	23,385,502
Century Aluminum Co.(a)(b)	450,262	7,091,627
Cleveland-Cliffs Inc.(a)(b)	2,391,720	20,162,200
Coeur Mining Inc.(a)(b)	1,496,088	11,370,269
Commercial Metals Co.	1,108,980	23,410,568
Compass Minerals International Inc.	27,476	1,806,547
Ferroglobe PLC(a)	543,825	5
Gold Resource Corp.(b)	67,093	442,143
Haynes International Inc.	118,197	4,342,558
Hecla Mining Co.(b)	3,795,015	13,206,652
Kaiser Aluminum Corp.	75,124	7,821,160
Klondex Mines Ltd.(a)	478,830	1,106,097
Materion Corp.	191,564	10,373,191
Olympic Steel Inc.(b)	89,247	1,821,531
Ramaco Resources Inc.(a)	4,443	30,923
Schnitzer Steel Industries Inc., Class A	250,429	8,439,457
SunCoke Energy Inc.(a)	621,406	8,326,840
Synalloy Corp.	79,131	1,578,663
Tahoe Resources Inc.(b)	1,574,759	7,747,814
TimkenSteel Corp.(a)	380,837	6,226,685
Universal Stainless & Alloy Products Inc.(a)(b)	66,796	1,581,061
Warrior Met Coal Inc.(b)	341,997	9,428,857
Worthington Industries Inc.	33,060	1,387,528
		214,173,915
Mortgage Real Estate Investment — 2.1%
AG Mortgage Investment Trust Inc.	269,390	5,061,838
Anworth Mortgage Asset Corp.(b)	934,246	4,643,203
Apollo Commercial Real Estate Finance Inc.(b)	1,176,410	21,504,775
Arbor Realty Trust Inc.	204,712	2,135,146
Ares Commercial Real Estate Corp.	257,675	3,558,492
ARMOUR Residential REIT Inc.(b)	382,009	8,713,625
Blackstone Mortgage Trust Inc., Class A(b)	973,541	30,598,394
Capstead Mortgage Corp.	876,295	7,842,840
Cherry Hill Mortgage Investment Corp.	121,273	2,165,936
Colony Credit Real Estate Inc.	790,883	16,395,005
CYS Investments Inc.(b)	1,475,894	11,069,205
Dynex Capital Inc.(b)	522,266	3,410,397
Exantas Capital Corp.(b)	292,605	2,978,719
Granite Point Mortgage Trust Inc.	332,245	6,096,696
Great Ajax Corp.	153,033	2,001,672
Hannon Armstrong Sustainable Infrastructure Capital Inc.(b)	484,578	9,570,415
Invesco Mortgage Capital Inc.	1,072,228	17,048,425
KKR Real Estate Finance Trust Inc.	151,895	3,004,483
Ladder Capital Corp.	828,180	12,936,172
MTGE Investment Corp.	410,159	8,039,116
New York Mortgage Trust Inc.(b)	1,067,016	6,412,766
Orchid Island Capital Inc.(b)	513,220	3,859,414
Owens Realty Mortgage Inc.	3,108	51,841
PennyMac Mortgage Investment Trust(c)	570,682	10,837,251
Redwood Trust Inc.(b)	714,444	11,766,893
Sutherland Asset Management Corp.	170,421	2,769,341
Security	Shares	Value
Mortgage Real Estate Investment (continued)
TPG RE Finance Trust Inc.(b)	300,868	$ 6,113,638
Western Asset Mortgage Capital Corp.(b)	388,502	4,048,191
		224,633,889
Multi-Utilities — 0.9%
Avista Corp.	624,967	32,910,762
Black Hills Corp.	510,839	31,268,455
NorthWestern Corp.	473,940	27,133,065
Unitil Corp.	139,323	7,111,046
		98,423,328
Multiline Retail — 0.3%
Big Lots Inc.	307,223	12,835,777
Dillard's Inc., Class A(b)	112,705	10,650,623
JC Penney Co. Inc.(a)(b)	3,002,772	7,026,486
Sears Holdings Corp.(a)(b)	327,834	776,967
		31,289,853
Oil, Gas & Consumable Fuels — 4.5%
Abraxas Petroleum Corp.(a)(b)	115,035	332,451
Adams Resources & Energy Inc.	20,594	885,542
Alta Mesa Resources Inc.(a)(b)	913,231	6,219,103
Amyris Inc.(a)	205,315	1,311,963
Approach Resources Inc.(a)(b)	428,862	1,046,423
Arch Coal Inc., Class A	183,085	14,359,357
Ardmore Shipping Corp.(a)	311,794	2,556,711
Bonanza Creek Energy Inc.(a)	179,460	6,796,150
California Resources Corp.(a)(b)	430,296	19,552,650
Callon Petroleum Co.(a)(b)	2,143,434	23,020,481
Clean Energy Fuels Corp.(a)(b)	1,317,633	4,862,066
Cloud Peak Energy Inc.(a)(b)	715,046	2,495,511
CONSOL Energy Inc.(a)	155,460	5,961,891
CVR Energy Inc.	8,252	305,241
Delek U.S. Holdings Inc.	61,938	3,107,429
Denbury Resources Inc.(a)(b)	2,243,837	10,792,856
DHT Holdings Inc.	875,062	4,104,041
Dorian LPG Ltd.(a)(b)	270,758	2,068,591
Earthstone Energy Inc., Class A(a)(b)	184,129	1,629,542
Eclipse Resources Corp.(a)(b)	453,635	725,816
Energy Fuels Inc./Canada(a)	697,031	1,582,260
Energy XXI Gulf Coast Inc.(a)(b)	267,435	2,364,125
EP Energy Corp., Class A(a)(b)	385,037	1,155,111
Frontline Ltd./Bermuda(b)	732,395	4,277,187
GasLog Ltd.	389,840	7,445,944
Golar LNG Ltd.(b)	901,003	26,543,548
Goodrich Petroleum Corp.(a)	30,522	377,557
Green Plains Inc.	376,915	6,897,545
Gulfport Energy Corp.(a)	1,666,671	20,950,054
Halcon Resources Corp.(a)(b)	1,279,664	5,617,725
Hallador Energy Co.	162,681	1,161,542
HighPoint Resources Corp.(a)	1,041,221	6,330,624
International Seaways Inc.(a)(b)	207,096	4,792,201
Isramco Inc.(a)	5,971	733,836
Laredo Petroleum Inc.(a)(b)	1,036,388	9,970,053
Matador Resources Co.(a)(b)	76,629	2,302,701
Midstates Petroleum Co. Inc.(a)(b)	145,498	1,980,228
NACCO Industries Inc., Class A	36,576	1,234,440
Navios Maritime Acquisition Corp.	30,087	18,353
Nordic American Tankers Ltd.(b)	1,335,608	3,579,429
Northern Oil and Gas Inc.(a)(b)	773,245	2,435,722
Oasis Petroleum Inc.(a)	2,566,275	33,284,587
Overseas Shipholding Group Inc., Series A(a)	537,958	2,087,277

iShares® Russell 2000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Panhandle Oil and Gas Inc., Class A	71,886	$ 1,373,023
Par Pacific Holdings Inc.(a)(b)	280,177	4,869,476
PDC Energy Inc.(a)(b)	631,730	38,188,079
Peabody Energy Corp.	769,245	34,985,263
PetroCorp Inc. Escrow(a)(d)	19,086	—
Renewable Energy Group Inc.(a)(b)	324,649	5,794,985
Resolute Energy Corp.(a)(b)	197,581	6,164,527
REX American Resources Corp.(a)(b)	54,646	4,424,687
Ring Energy Inc.(a)(b)	37,851	477,680
SandRidge Energy Inc.(a)(b)	291,867	5,177,721
Scorpio Tankers Inc.	2,808,145	7,890,887
SemGroup Corp., Class A	753,446	19,137,528
Ship Finance International Ltd.	793,715	11,866,039
SilverBow Resources Inc.(a)(b)	68,656	1,982,785
Southwestern Energy Co.(a)(b)	5,621,979	29,796,489
Talos Energy Inc.(a)	192,954	6,199,612
Teekay Corp.(b)	656,787	5,090,099
Teekay Tankers Ltd., Class A	1,848,704	2,162,984
Ultra Petroleum Corp.(a)(b)	1,531,443	3,537,633
W&T Offshore Inc.(a)	890,222	6,365,087
WildHorse Resource Development Corp.(a)(b)	19,485	494,140
World Fuel Services Corp.	638,068	13,022,968
		468,257,556
Paper & Forest Products — 0.6%
Boise Cascade Co.	23,327	1,042,717
Clearwater Paper Corp.(a)(b)	153,833	3,553,542
Louisiana-Pacific Corp.	1,183,637	32,218,599
Neenah Inc.	27,146	2,303,338
PH Glatfelter Co.	415,582	8,141,252
Schweitzer-Mauduit International Inc.	239,257	10,460,316
Verso Corp., Class A(a)	304,985	6,636,474
		64,356,238
Personal Products — 0.3%
Edgewell Personal Care Co.(a)	513,914	25,932,101
Inter Parfums Inc.	12,584	673,244
Natural Health Trends Corp.	4,517	113,015
Nature's Sunshine Products Inc.(a)	85,248	797,069
Revlon Inc., Class A(a)	10,766	188,943
		27,704,372
Pharmaceuticals — 0.9%
Aclaris Therapeutics Inc.(a)	44,252	883,712
Akorn Inc.(a)	773,478	12,832,000
Amphastar Pharmaceuticals Inc.(a)	211,378	3,225,628
Aratana Therapeutics Inc.(a)(b)	224,910	955,868
Corium International Inc.(a)	25,208	201,916
Cymabay Therapeutics Inc.(a)	133,747	1,794,885
Depomed Inc.(a)	79,390	529,531
Endo International PLC(a)	2,002,788	18,886,291
Endocyte Inc.(a)(b)	55,646	767,915
Intra-Cellular Therapies Inc.(a)(b)	214,929	3,797,795
Lannett Co. Inc.(a)(b)	278,880	3,792,768
Mallinckrodt PLC(a)(b)	785,501	14,657,449
Medicines Co. (The)(a)(b)	48,794	1,790,740
Melinta Therapeutics Inc.(a)	185,088	1,175,309
Menlo Therapeutics Inc.(a)	65,335	530,520
Neos Therapeutics Inc.(a)(b)	15,873	99,206
Phibro Animal Health Corp., Class A	11,844	545,416
Prestige Brands Holdings Inc.(a)	509,167	19,541,830
resTORbio Inc.(a)(b)	57,868	529,492
Security	Shares	Value
Pharmaceuticals (continued)
scPharmaceuticals Inc.(a)(b)	71,218	$ 403,094
Tetraphase Pharmaceuticals Inc.(a)(b)	499,402	1,782,865
Zogenix Inc.(a)(b)	84,447	3,732,557
		92,456,787
Professional Services — 0.9%
Acacia Research Corp.(a)(b)	356,709	1,480,342
CBIZ Inc.(a)(b)	491,311	11,300,153
CRA International Inc.	54,814	2,789,484
FTI Consulting Inc.(a)	357,653	21,630,853
GP Strategies Corp.(a)(b)	119,895	2,110,152
Hill International Inc.(a)(b)	44,584	263,046
Huron Consulting Group Inc.(a)(b)	210,515	8,610,064
ICF International Inc.	153,228	10,886,849
InnerWorkings Inc.(a)(b)	389,146	3,381,679
Kelly Services Inc., Class A, NVS	299,318	6,719,689
Mistras Group Inc.(a)(b)	37,998	717,402
Navigant Consulting Inc.(a)	427,077	9,455,485
Resources Connection Inc.	193,540	3,270,826
TrueBlue Inc.(a)	370,085	9,973,791
		92,589,815
Real Estate Management & Development — 0.4%
Altisource Portfolio Solutions SA(a)	89,523	2,611,386
American Realty Investors Inc.(a)	17,668	279,331
Consolidated-Tomoka Land Co.(b)	26,075	1,603,873
Forestar Group Inc.(a)(b)	103,239	2,142,209
FRP Holdings Inc.(a)(b)	56,882	3,683,110
Griffin Industrial Realty Inc.	8,478	372,947
Kennedy-Wilson Holdings Inc.	584,681	12,366,003
RE/MAX Holdings Inc., Class A	169,794	8,905,695
St. Joe Co. (The)(a)(b)	355,736	6,385,461
Stratus Properties Inc.(a)(b)	55,887	1,707,348
Tejon Ranch Co.(a)(b)	199,926	4,858,202
Transcontinental Realty Investors Inc.(a)(b)	16,884	564,770
		45,480,335
Road & Rail — 0.4%
ArcBest Corp.(b)	214,902	9,821,021
Covenant Transportation Group Inc., Class A(a)	118,554	3,734,451
Daseke Inc.(a)(b)	390,627	3,878,926
Hertz Global Holdings Inc.(a)(b)	523,927	8,037,040
Marten Transport Ltd.	203,330	4,768,089
PAM Transportation Services Inc.(a)	6,276	294,784
USA Truck Inc.(a)	6,800	159,596
Werner Enterprises Inc.	252,717	9,489,523
YRC Worldwide Inc.(a)(b)	250,384	2,516,359
		42,699,789
Semiconductors & Semiconductor Equipment — 1.8%
Alpha & Omega Semiconductor Ltd.(a)(b)	188,907	2,690,036
Ambarella Inc.(a)(b)	183,615	7,089,375
Amkor Technology Inc.(a)(b)	978,422	8,404,645
Axcelis Technologies Inc.(a)	305,166	6,042,287
AXT Inc.(a)(b)	362,210	2,553,580
CEVA Inc.(a)	18,135	547,677
Cirrus Logic Inc.(a)	576,071	22,080,801
Cohu Inc.	226,680	5,555,927
Cree Inc.(a)(b)	958,804	39,857,482
Diodes Inc.(a)	285,416	9,838,290
FormFactor Inc.(a)	640,544	8,519,235
GSI Technology Inc.(a)	2,145	16,130
Kopin Corp.(a)(b)	64,808	185,351

iShares® Russell 2000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
MACOM Technology Solutions Holdings Inc.(a)(b)	432,906	$ 9,974,154
NeoPhotonics Corp.(a)(b)	329,112	2,050,368
NVE Corp.	3,068	373,621
PDF Solutions Inc.(a)(b)	243,503	2,917,166
Photronics Inc.(a)(b)	650,692	5,189,269
Rambus Inc.(a)	1,017,599	12,760,691
Semtech Corp.(a)	50,912	2,395,410
Sigma Designs Inc.(a)	52,184	318,322
SunPower Corp.(a)(b)	385,994	2,960,574
Synaptics Inc.(a)	299,090	15,065,163
Ultra Clean Holdings Inc.(a)	368,025	6,109,215
Veeco Instruments Inc.(a)(b)	460,375	6,560,344
Xcerra Corp.(a)	68,481	956,680
Xperi Corp.	367,538	5,917,362
		186,929,155
Software — 0.8%
ACI Worldwide Inc.(a)	61,424	1,515,330
Agilysys Inc.(a)	78,376	1,214,828
American Software Inc./GA, Class A	112,931	1,645,405
Avaya Holdings Corp.(a)(b)	998,785	20,055,603
Digimarc Corp.(a)(b)	8,441	226,219
MicroStrategy Inc., Class A(a)	90,670	11,583,092
Monotype Imaging Holdings Inc.	211,491	4,293,267
Rosetta Stone Inc.(a)	157,697	2,527,883
SecureWorks Corp., Class A(a)(b)	75,986	946,026
Telenav Inc.(a)(b)	151,739	849,738
TiVo Corp.	1,149,944	15,466,747
Verint Systems Inc.(a)(b)	607,107	26,925,195
		87,249,333
Specialty Retail — 3.2%
Aaron's Inc.	670,480	29,132,356
Abercrombie & Fitch Co., Class A	647,877	15,860,029
American Eagle Outfitters Inc.	150,538	3,500,009
America's Car-Mart Inc./TX(a)(b)	37,951	2,349,167
Ascena Retail Group Inc.(a)(b)	1,675,981	6,678,784
Barnes & Noble Education Inc.(a)	370,887	2,091,803
Barnes & Noble Inc.	567,682	3,604,781
Bed Bath & Beyond Inc.	1,282,545	25,554,709
Big 5 Sporting Goods Corp.(b)	195,512	1,485,891
Buckle Inc. (The)(b)	220,167	5,922,492
Caleres Inc.	401,853	13,819,725
Cato Corp. (The), Class A	214,525	5,281,605
Chico's FAS Inc.	1,221,439	9,942,513
Citi Trends Inc.	122,302	3,355,967
Conn's Inc.(a)(b)	96,189	3,174,237
Container Store Group Inc. (The)(a)	150,319	1,264,183
DSW Inc., Class A	655,467	16,924,158
Express Inc.(a)(b)	704,114	6,442,643
Francesca's Holdings Corp.(a)	331,631	2,503,814
GameStop Corp., Class A	954,790	13,911,290
Genesco Inc.(a)(b)	185,088	7,347,994
GNC Holdings Inc., Class A(a)(b)	804,454	2,831,678
Group 1 Automotive Inc.	191,859	12,087,117
Guess? Inc.	548,393	11,735,610
Haverty Furniture Companies Inc.	181,533	3,921,113
Hibbett Sports Inc.(a)(b)	182,181	4,171,945
J. Jill Inc.(a)	160,424	1,498,360
Kirkland's Inc.(a)(b)	113,248	1,318,207
Lithia Motors Inc., Class A	87,137	8,240,546
Security	Shares	Value
Specialty Retail (continued)
Lumber Liquidators Holdings Inc.(a)	55,262	$ 1,345,630
MarineMax Inc.(a)(b)	88,187	1,671,144
Murphy USA Inc.(a)(b)	242,487	18,014,359
New York & Co. Inc.(a)	112,442	575,703
Office Depot Inc.	5,289,087	13,487,172
Party City Holdco Inc.(a)(b)	311,042	4,743,391
Pier 1 Imports Inc.	753,589	1,793,542
Rent-A-Center Inc./TX(b)	424,881	6,254,248
Sally Beauty Holdings Inc.(a)	857,420	13,744,443
Shoe Carnival Inc.	102,134	3,314,248
Signet Jewelers Ltd.	562,699	31,370,469
Sonic Automotive Inc., Class A	229,820	4,734,292
Tile Shop Holdings Inc.	186,632	1,437,066
Tilly's Inc., Class A	116,421	1,763,778
Zumiez Inc.(a)(b)	123,916	3,104,096
		333,306,307
Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp.(a)(b)	990,037	13,672,411
Avid Technology Inc.(a)(b)	80,314	417,633
Cray Inc.(a)	319,103	7,849,934
Diebold Nixdorf Inc.	728,982	8,711,335
Electronics For Imaging Inc.(a)	424,163	13,810,747
Stratasys Ltd.(a)(b)	484,189	9,267,377
Super Micro Computer Inc.(a)(b)	293,943	6,951,752
		60,681,189
Textiles, Apparel & Luxury Goods — 0.4%
Culp Inc.	107,649	2,642,783
Fossil Group Inc.(a)(b)	336,716	9,047,559
G-III Apparel Group Ltd.(a)(b)	296,876	13,181,294
Movado Group Inc.	141,712	6,844,690
Perry Ellis International Inc.(a)	124,136	3,372,775
Rocky Brands Inc.(b)	65,058	1,951,740
Unifi Inc.(a)	149,849	4,750,213
Vera Bradley Inc.(a)(b)	218,336	3,065,438
		44,856,492
Thrifts & Mortgage Finance — 3.5%
BankFinancial Corp.	132,978	2,347,062
Beneficial Bancorp. Inc.	651,895	10,560,699
Bridgewater Bancshares Inc.(a)	49,639	631,408
BSB Bancorp. Inc./MA(a)(b)	59,901	2,060,594
Capitol Federal Financial Inc.	1,229,669	16,182,444
Charter Financial Corp./MD	93,917	2,268,096
Columbia Financial Inc.(a)	473,012	7,828,349
Dime Community Bancshares Inc.	310,680	6,058,260
Entegra Financial Corp.(a)	55,959	1,639,599
ESSA Bancorp. Inc.	92,838	1,469,626
Essent Group Ltd.(a)	449,085	16,086,225
Federal Agricultural Mortgage Corp., Class C, NVS	59,444	5,319,049
First Defiance Financial Corp.	94,956	6,367,749
Flagstar Bancorp. Inc.(a)(b)	281,401	9,640,798
FS Bancorp. Inc.	12,867	813,838
Greene County Bancorp. Inc.(b)	8,505	288,319
Hingham Institution for Savings	6,714	1,475,066
Home Bancorp. Inc.	74,667	3,475,749
HomeStreet Inc.(a)	237,309	6,395,478
Impac Mortgage Holdings Inc.(a)(b)	97,431	928,517
Kearny Financial Corp./MD	624,707	8,402,309
Luther Burbank Corp.(b)	138,221	1,590,233
Malvern Bancorp. Inc.(a)(b)	50,566	1,231,282

iShares® Russell 2000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Merchants Bancorp/IN	109,091	$ 3,112,366
Meridian Bancorp. Inc.	390,413	7,476,409
MGIC Investment Corp.(a)	3,535,847	37,904,280
Nationstar Mortgage Holdings Inc.(a)(b)	281,187	4,929,208
NMI Holdings Inc., Class A(a)(b)	99,551	1,622,681
Northfield Bancorp. Inc.	415,694	6,908,834
Northwest Bancshares Inc.	913,103	15,878,861
OceanFirst Financial Corp.	453,423	13,584,553
Oconee Federal Financial Corp.	9,195	266,103
Ocwen Financial Corp.(a)(b)	1,126,672	4,461,621
OP Bancorp(a)(b)	98,431	1,252,042
Oritani Financial Corp.	384,318	6,225,952
PCSB Financial Corp.(b)	139,877	2,779,356
PennyMac Financial Services Inc., Class A(a)(c)	93,191	1,831,203
PHH Corp.(a)	313,089	3,400,147
Ponce de Leon Federal Bank, NVS(a)	85,907	1,349,599
Provident Bancorp. Inc.(a)	39,029	1,022,560
Provident Financial Services Inc.	591,923	16,295,640
Prudential Bancorp. Inc.	84,533	1,631,487
Radian Group Inc.	2,057,713	33,376,105
Riverview Bancorp. Inc.	201,949	1,704,450
SI Financial Group Inc.	109,857	1,620,391
Southern Missouri Bancorp. Inc.	63,577	2,480,775
Sterling Bancorp Inc./MI	58,163	777,058
Territorial Bancorp. Inc.	75,255	2,332,905
Timberland Bancorp. Inc./WA	63,119	2,356,863
TrustCo Bank Corp. NY	891,499	7,934,341
United Community Financial Corp./OH	464,852	5,108,723
United Financial Bancorp. Inc.	484,900	8,495,448
Walker & Dunlop Inc.	229,790	12,787,813
Washington Federal Inc.	804,062	26,292,827
Waterstone Financial Inc.	222,781	3,798,416
Western New England Bancorp Inc.	259,647	2,856,117
WSFS Financial Corp.	214,210	11,417,393
		368,333,276
Tobacco — 0.3%
Alliance One International Inc.(a)(b)	79,881	1,266,114
Universal Corp./VA	235,237	15,537,404
Vector Group Ltd.	517,390	9,871,801
		26,675,319
Trading Companies & Distributors — 1.2%
Aircastle Ltd.	456,561	9,359,501
Beacon Roofing Supply Inc.(a)	167,513	7,139,404
BMC Stock Holdings Inc.(a)	609,146	12,700,694
CAI International Inc.(a)(b)	96,056	2,232,341
DXP Enterprises Inc./TX(a)(b)	35,017	1,337,649
Foundation Building Materials Inc.(a)(b)	100,539	1,546,290
GATX Corp.	358,477	26,609,748
General Finance Corp.(a)	54,278	735,467
GMS Inc.(a)(b)	20,722	561,359
H&E Equipment Services Inc.	67,557	2,540,819
Lawson Products Inc./DE(a)	50,338	1,225,730
MRC Global Inc.(a)(b)	369,757	8,012,634
Nexeo Solutions Inc.(a)(b)	314,925	2,875,265
NOW Inc.(a)(b)	1,027,328	13,694,282
Security	Shares	Value
Trading Companies & Distributors (continued)
Rush Enterprises Inc., Class A(a)	154,271	$ 6,692,276
Rush Enterprises Inc., Class B(a)	23,938	1,050,878
Systemax Inc.	28,936	993,373
Textainer Group Holdings Ltd.(a)	259,612	4,127,831
Titan Machinery Inc.(a)(b)	179,479	2,790,898
Triton International Ltd.	499,025	15,300,107
Veritiv Corp.(a)(b)	109,531	4,364,810
Willis Lease Finance Corp.(a)(b)	27,394	865,377
		126,756,733
Water Utilities — 0.4%
American States Water Co.	111,788	6,389,802
AquaVenture Holdings Ltd.(a)(b)	106,168	1,654,098
Artesian Resources Corp., Class A, NVS	76,434	2,963,346
Cadiz Inc.(a)(b)	206,187	2,701,050
California Water Service Group	420,295	16,370,490
Connecticut Water Service Inc.	114,755	7,495,797
Consolidated Water Co. Ltd.	142,866	1,842,971
Middlesex Water Co.	21,061	888,142
Pure Cycle Corp.(a)	78,322	747,975
SJW Group	57,788	3,826,721
York Water Co. (The)	13,581	431,876
		45,312,268
Wireless Telecommunication Services — 0.1%
NII Holdings Inc.(a)(b)	855,482	3,336,380
Spok Holdings Inc.	178,008	2,679,020
		6,015,400
Total Common Stocks — 99.8% (Cost: $9,875,258,824)		10,423,941,686
Short-Term Investments
Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(e)(f)	896,953,926	897,133,317
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(e)	15,121,670	15,121,670
		912,254,987
Total Short-Term Investments — 8.7% (Cost: $912,112,901)		912,254,987
Total Investments in Securities — 108.5% (Cost: $10,787,371,725)		11,336,196,673
Other Assets, Less Liabilities — (8.5)%		(884,150,788)
Net Assets — 100.0%		$ 10,452,045,885

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® Russell 2000 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	930,835,655	—	(33,881,729) (a)	896,953,926	$897,133,317	$ 2,118,882(b)	$ 16,424	$ 168,950
BlackRock Cash Funds: Treasury, SL Agency Shares	11,973,583	3,148,087 (a)	—	15,121,670	15,121,670	94,993	—	—
PennyMac Financial Services Inc.	93,191	—	—	93,191	1,831,203	—	—	(279,573)
PennyMac Mortgage Investment Trust	543,673	172,970	(145,961)	570,682	10,837,251	260,461	(246,475)	789,676
					$924,923,441	$2,474,336	$ (230,051)	$ 679,053

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-mini	320	09/21/18	$ 26,360	$ (166,276)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,423,941,681	$ 5	$ 0 (a)	$10,423,941,686
Money Market Funds	912,254,987	—	—	912,254,987
	$ 11,336,196,668	$ 5	$ 0 (a)	$ 11,336,196,673
Derivative financial instruments(b)
Liabilities
Futures Contracts	$ (166,276)	$ —	$ —	$ (166,276)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Russell 2500 ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
BWX Technologies Inc.	236	$ 14,707
Curtiss-Wright Corp.	105	12,497
HEICO Corp.	91	6,655
HEICO Corp., Class A	180	10,971
Hexcel Corp.	212	14,073
Huntington Ingalls Industries Inc.	104	22,546
Spirit AeroSystems Holdings Inc., Class A	269	23,110
Teledyne Technologies Inc.(a)	84	16,721
		121,280
Airlines — 0.3%
Alaska Air Group Inc.	285	17,211
Copa Holdings SA, Class A, NVS	74	7,002
JetBlue Airways Corp.(a)	751	14,254
		38,467
Auto Components — 0.4%
Adient PLC	222	10,920
Gentex Corp.	651	14,986
Goodyear Tire & Rubber Co. (The)	571	13,299
Visteon Corp.(a)	70	9,047
		48,252
Automobiles — 0.2%
Harley-Davidson Inc.	395	16,622
Thor Industries Inc.	119	11,589
		28,211
Banks — 3.1%
Associated Banc-Corp.	401	10,947
Bank of Hawaii Corp.	99	8,258
Bank of the Ozarks Inc.	288	12,971
BankUnited Inc.	247	10,090
BOK Financial Corp.	62	5,829
CIT Group Inc.	302	15,224
Commerce Bancshares Inc.	225	14,560
Cullen/Frost Bankers Inc.	136	14,721
East West Bancorp. Inc.	343	22,364
F.N.B. Corp.	766	10,280
First Citizens BancShares Inc./NC, Class A	19	7,663
First Hawaiian Inc.	166	4,817
First Horizon National Corp.	769	13,719
PacWest Bancorp.	297	14,678
People's United Financial Inc.	821	14,852
Pinnacle Financial Partners Inc.	178	10,920
Popular Inc.	239	10,805
Prosperity Bancshares Inc.	158	10,801
Signature Bank/New York NY(a)	129	16,496
Sterling Bancorp./DE	529	12,431
Synovus Financial Corp.	278	14,687
TCF Financial Corp.	391	9,626
Texas Capital Bancshares Inc.(a)	118	10,797
Umpqua Holdings Corp.	520	11,747
Webster Financial Corp.	217	13,823
Western Alliance Bancorp.(a)	233	13,190
Wintrust Financial Corp.	133	11,578
Zions Bancorp.	462	24,343
		352,217
Biotechnology — 1.7%
Agios Pharmaceuticals Inc.(a)(b)	120	10,108
Alkermes PLC(a)	365	15,024
Security	Shares	Value
Biotechnology (continued)
Alnylam Pharmaceuticals Inc.(a)	212	$ 20,880
Bluebird Bio Inc.(a)	119	18,677
Exact Sciences Corp.(a)	284	16,980
Exelixis Inc.(a)	696	14,978
Ionis Pharmaceuticals Inc.(a)(b)	296	12,334
Neurocrine Biosciences Inc.(a)	212	20,827
Sage Therapeutics Inc.(a)	108	16,905
Sarepta Therapeutics Inc.(a)	147	19,431
Seattle Genetics Inc.(a)	254	16,863
TESARO Inc.(a)(b)	92	4,091
United Therapeutics Corp.(a)	102	11,541
		198,639
Building Products — 0.9%
Allegion PLC	225	17,406
AO Smith Corp.	337	19,934
Armstrong World Industries Inc.(a)	107	6,762
Fortune Brands Home & Security Inc.	345	18,523
Lennox International Inc.	87	17,413
Owens Corning	260	16,476
USG Corp.(a)	195	8,409
		104,923
Capital Markets — 1.1%
BGC Partners Inc., Class A	622	7,041
Eaton Vance Corp., NVS	275	14,352
Evercore Inc., Class A	96	10,123
FactSet Research Systems Inc.	90	17,829
Lazard Ltd., Class A	276	13,499
Legg Mason Inc.	195	6,772
LPL Financial Holdings Inc.	210	13,764
MarketAxess Holdings Inc.	87	17,214
Morningstar Inc.	44	5,643
SEI Investments Co.	296	18,506
Virtu Financial Inc., Class A	89	2,363
		127,106
Chemicals — 1.5%
Ashland Global Holdings Inc.	148	11,571
Axalta Coating Systems Ltd.(a)	511	15,488
Cabot Corp.	144	8,895
CF Industries Holdings Inc.	554	24,598
Chemours Co. (The)	424	18,809
Huntsman Corp.	518	15,126
NewMarket Corp.	19	7,685
Olin Corp.	396	11,373
Platform Specialty Products Corp.(a)	527	6,113
RPM International Inc.	312	18,196
Scotts Miracle-Gro Co. (The)	96	7,983
Valvoline Inc.	465	10,030
WR Grace & Co.	158	11,583
		167,450
Commercial Services & Supplies — 0.4%
ADT Inc.	264	2,283
Clean Harbors Inc.(a)	123	6,833
KAR Auction Services Inc.	319	17,481
Rollins Inc.	229	12,041
Stericycle Inc.(a)	197	12,862
		51,500
Communications Equipment — 0.3%
ARRIS International PLC(a)	414	10,120
CommScope Holding Co. Inc.(a)	451	13,172

iShares® Russell 2500 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
EchoStar Corp., Class A(a)	113	$ 5,017
Ubiquiti Networks Inc.(a)(b)	46	3,897
		32,206
Construction & Engineering — 0.6%
AECOM(a)	379	12,518
Fluor Corp.	333	16,244
Jacobs Engineering Group Inc.	314	19,936
Quanta Services Inc.(a)	355	11,857
Valmont Industries Inc.	53	7,990
		68,545
Construction Materials — 0.1%
Eagle Materials Inc.	112	11,757
Consumer Finance — 0.4%
Credit Acceptance Corp.(a)	26	9,188
Navient Corp.	620	8,079
OneMain Holdings Inc.(a)	181	6,025
Santander Consumer USA Holdings Inc.	274	5,231
SLM Corp.(a)	1,033	11,828
		40,351
Containers & Packaging — 1.3%
AptarGroup Inc.	148	13,820
Ardagh Group SA	44	731
Avery Dennison Corp.	208	21,237
Bemis Co. Inc.	215	9,075
Berry Global Group Inc.(a)	313	14,379
Crown Holdings Inc.(a)	307	13,741
Graphic Packaging Holding Co.	734	10,650
Owens-Illinois Inc.(a)	384	6,455
Packaging Corp. of America	222	24,817
Sealed Air Corp.	381	16,174
Silgan Holdings Inc.	184	4,937
Sonoco Products Co.	233	12,233
		148,249
Distributors — 0.1%
Pool Corp.	94	14,241
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions Inc.(a)	136	13,943
Graham Holdings Co., Class B	10	5,861
Grand Canyon Education Inc.(a)	112	12,500
H&R Block Inc.	497	11,322
Service Corp. International/U.S.	420	15,032
ServiceMaster Global Holdings Inc.(a)	322	19,149
		77,807
Diversified Financial Services — 0.2%
Voya Financial Inc.	400	18,800
Diversified Telecommunication Services — 0.1%
Zayo Group Holdings Inc.(a)	472	17,219
Electric Utilities — 0.6%
Alliant Energy Corp.	550	23,276
Hawaiian Electric Industries Inc.	257	8,815
OGE Energy Corp.	473	16,654
Pinnacle West Capital Corp.	265	21,349
		70,094
Electrical Equipment — 0.6%
Acuity Brands Inc.	97	11,240
GrafTech International Ltd.	91	1,637
Security	Shares	Value
Electrical Equipment (continued)
Hubbell Inc.	130	$ 13,746
nVent Electric PLC(a)	382	9,588
Regal Beloit Corp.	104	8,507
Sensata Technologies Holding PLC(a)	402	19,127
		63,845
Electronic Equipment, Instruments & Components — 1.8%
Arrow Electronics Inc.(a)	207	15,583
Avnet Inc.	279	11,966
CDW Corp./DE	352	28,438
Cognex Corp.	393	17,532
Coherent Inc.(a)	59	9,229
Dolby Laboratories Inc., Class A	143	8,822
FLIR Systems Inc.	319	16,578
Jabil Inc.	401	11,092
Keysight Technologies Inc.(a)	444	26,209
Littelfuse Inc.	58	13,234
National Instruments Corp.	262	10,999
Trimble Inc.(a)	592	19,441
Zebra Technologies Corp., Class A(a)	126	18,050
		207,173
Energy Equipment & Services — 0.5%
Apergy Corp.(a)	184	7,682
Helmerich & Payne Inc.	252	16,068
Nabors Industries Ltd.	810	5,192
Patterson-UTI Energy Inc.	519	9,342
RPC Inc.(b)	143	2,083
Transocean Ltd.(a)(b)	1,018	13,682
Weatherford International PLC(a)	2,364	7,778
		61,827
Equity Real Estate Investment Trusts (REITs) — 6.0%
American Campus Communities Inc.	323	13,850
American Homes 4 Rent, Class A	614	13,619
Apartment Investment & Management Co., Class A	371	15,693
Apple Hospitality REIT Inc.	514	9,190
Brandywine Realty Trust	417	7,039
Brixmor Property Group Inc.	716	12,480
Camden Property Trust	211	19,228
Colony Capital Inc.	1,156	7,213
Columbia Property Trust Inc.	285	6,472
CoreSite Realty Corp.	81	8,976
Corporate Office Properties Trust	242	7,016
CubeSmart	431	13,887
CyrusOne Inc.	233	13,598
DCT Industrial Trust Inc.	224	14,948
DDR Corp.	364	6,516
Douglas Emmett Inc.	381	15,309
Duke Realty Corp.	847	24,588
Empire State Realty Trust Inc., Class A	320	5,472
EPR Properties	175	11,338
Equity Commonwealth(a)	279	8,789
Equity LifeStyle Properties Inc.	201	18,472
Forest City Realty Trust Inc., Class A	505	11,519
Gaming and Leisure Properties Inc.	478	17,112
Healthcare Trust of America Inc., Class A	484	13,049
Highwoods Properties Inc.	241	12,226
Hospitality Properties Trust	386	11,043
Hudson Pacific Properties Inc.	366	12,967
Iron Mountain Inc.	674	23,597
JBG SMITH Properties	243	8,862

iShares® Russell 2500 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Kilroy Realty Corp.	230	$ 17,397
Kimco Realty Corp.	965	16,395
Lamar Advertising Co., Class A	198	13,525
Liberty Property Trust	350	15,516
Life Storage Inc.	109	10,607
Macerich Co. (The)	323	18,356
Medical Properties Trust Inc.	861	12,088
National Retail Properties Inc.	363	15,958
Omega Healthcare Investors Inc.	465	14,415
Outfront Media Inc.	329	6,399
Paramount Group Inc.	492	7,577
Park Hotels & Resorts Inc.	477	14,611
Rayonier Inc.	306	11,839
Regency Centers Corp.	361	22,411
Retail Properties of America Inc., Class A	520	6,646
Senior Housing Properties Trust	558	10,094
Spirit Realty Capital Inc.	1,015	8,150
STORE Capital Corp.	423	11,590
Sun Communities Inc.	185	18,108
Taubman Centers Inc.	141	8,285
Uniti Group Inc.(a)	391	7,832
VEREIT Inc.	2,302	17,127
VICI Properties Inc.	648	13,375
Weingarten Realty Investors	283	8,719
WP Carey Inc.	251	16,654
		687,742
Food & Staples Retailing — 0.3%
Casey's General Stores Inc.	89	9,352
Sprouts Farmers Market Inc.(a)	308	6,798
U.S. Foods Holding Corp.(a)	511	19,326
		35,476
Food Products — 0.9%
Flowers Foods Inc.	426	8,873
Hain Celestial Group Inc. (The)(a)	197	5,871
Ingredion Inc.	171	18,930
Lamb Weston Holdings Inc.	348	23,841
Pilgrim's Pride Corp.(a)	131	2,637
Pinnacle Foods Inc.	281	18,282
Post Holdings Inc.(a)	155	13,333
Seaboard Corp.	1	3,963
TreeHouse Foods Inc.(a)	129	6,774
		102,504
Gas Utilities — 0.5%
Atmos Energy Corp.	259	23,346
National Fuel Gas Co.	193	10,221
UGI Corp.	410	21,349
		54,916
Health Care Equipment & Supplies — 1.4%
Cantel Medical Corp.	88	8,656
Cooper Companies Inc. (The)	115	27,077
DexCom Inc.(a)(b)	207	19,661
Hill-Rom Holdings Inc.	157	13,712
ICU Medical Inc.(a)	37	10,865
Insulet Corp.(a)	139	11,912
Integra LifeSciences Holdings Corp.(a)	172	11,078
Masimo Corp.(a)	107	10,449
Penumbra Inc.(a)	73	10,085
STERIS PLC	199	20,897
Security	Shares	Value
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services Inc.	174	$ 17,276
		161,668
Health Care Providers & Services — 0.9%
Acadia Healthcare Co. Inc.(a)(b)	205	8,387
Chemed Corp.	37	11,907
Encompass Health Corp.	232	15,711
Envision Healthcare Corp.(a)	285	12,543
MEDNAX Inc.(a)	219	9,478
Molina Healthcare Inc.(a)	145	14,201
Premier Inc., Class A(a)	125	4,548
WellCare Health Plans Inc.(a)	102	25,116
		101,891
Health Care Technology — 0.3%
athenahealth Inc.(a)	95	15,118
Veeva Systems Inc., Class A(a)	285	21,905
		37,023
Hotels, Restaurants & Leisure — 1.6%
Aramark	580	21,518
Caesars Entertainment Corp.(a)	1,410	15,087
Choice Hotels International Inc.	82	6,199
Domino's Pizza Inc.	101	28,499
Dunkin' Brands Group Inc.	197	13,607
Extended Stay America Inc.	449	9,703
Hilton Grand Vacations Inc.(a)	230	7,981
Hyatt Hotels Corp., Class A	109	8,409
International Game Technology PLC	234	5,438
Six Flags Entertainment Corp.	169	11,839
Vail Resorts Inc.	96	26,322
Wendy's Co. (The)	446	7,662
Wyndham Destinations Inc.	232	10,271
Wyndham Hotels & Resorts Inc.	232	13,649
		186,184
Household Durables — 0.6%
Leggett & Platt Inc.	311	13,883
NVR Inc.(a)	7	20,792
PulteGroup Inc.	616	17,710
Tempur Sealy International Inc.(a)(b)	110	5,286
Toll Brothers Inc.	334	12,355
		70,026
Household Products — 0.1%
Energizer Holdings Inc.	140	8,814
Spectrum Brands Holdings Inc.	53	4,326
		13,140
Independent Power and Renewable Electricity Producers — 0.4%
NRG Energy Inc.	747	22,933
Vistra Energy Corp.(a)	973	23,021
		45,954
Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	142	15,380
Insurance — 2.3%
Alleghany Corp.	34	19,549
American Financial Group Inc./OH	171	18,353
American National Insurance Co.	18	2,153
Aspen Insurance Holdings Ltd.	140	5,698
Assurant Inc.	125	12,936
Assured Guaranty Ltd.	265	9,469
Axis Capital Holdings Ltd.	195	10,846

iShares® Russell 2500 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Brighthouse Financial Inc.(a)	285	$ 11,420
Brown & Brown Inc.	545	15,113
Erie Indemnity Co., Class A, NVS	59	6,918
Everest Re Group Ltd.	96	22,126
First American Financial Corp.	245	12,671
Hanover Insurance Group Inc. (The)	100	11,956
Mercury General Corp.	65	2,961
Old Republic International Corp.	672	13,380
Reinsurance Group of America Inc.	153	20,422
RenaissanceRe Holdings Ltd.	95	11,430
Torchmark Corp.	250	20,353
Validus Holdings Ltd.	183	12,371
White Mountains Insurance Group Ltd.	7	6,346
WR Berkley Corp.	226	16,365
		262,836
Internet & Direct Marketing Retail — 0.3%
TripAdvisor Inc.(a)	247	13,760
Wayfair Inc., Class A(a)	133	15,795
		29,555
Internet Software & Services — 1.2%
2U Inc.(a)	128	10,696
DocuSign Inc.(a)	59	3,124
GoDaddy Inc., Class A(a)	355	25,063
GrubHub Inc.(a)(b)	214	22,451
LogMeIn Inc.	122	12,597
Match Group Inc.(a)	123	4,765
Nutanix Inc., Class A(a)	281	14,491
Okta Inc.(a)	203	10,225
Twilio Inc., Class A(a)	170	9,523
Zillow Group Inc., Class A(a)	132	7,887
Zillow Group Inc., Class C, NVS(a)(b)	271	16,005
		136,827
IT Services — 1.5%
Black Knight Inc.(a)	337	18,046
Booz Allen Hamilton Holding Corp.	336	14,693
Conduent Inc.(a)	452	8,213
CoreLogic Inc./U.S.(a)	193	10,017
EPAM Systems Inc.(a)	121	15,044
Euronet Worldwide Inc.(a)	117	9,801
Genpact Ltd.	353	10,212
Jack Henry & Associates Inc.	183	23,856
Leidos Holdings Inc.	340	20,060
Sabre Corp.	567	13,971
Switch Inc., Class A(b)	94	1,144
Teradata Corp.(a)	287	11,523
WEX Inc.(a)	98	18,667
		175,247
Leisure Products — 0.4%
Brunswick Corp./DE	206	13,283
Mattel Inc.	817	13,415
Polaris Industries Inc.	141	17,227
		43,925
Life Sciences Tools & Services — 0.8%
Bio-Rad Laboratories Inc., Class A(a)	51	14,716
Bio-Techne Corp.	89	13,168
Bruker Corp.	238	6,911
Charles River Laboratories International Inc.(a)	112	12,573
PerkinElmer Inc.	261	19,113
PRA Health Sciences Inc.(a)	120	11,203
Security	Shares	Value
Life Sciences Tools & Services (continued)
QIAGEN NV(a)	526	$ 19,020
		96,704
Machinery — 2.7%
AGCO Corp.	158	9,594
Allison Transmission Holdings Inc.	289	11,702
Colfax Corp.(a)	212	6,498
Crane Co.	119	9,535
Donaldson Co. Inc.	308	13,897
Flowserve Corp.	311	12,564
Gardner Denver Holdings Inc.(a)	252	7,406
Gates Industrial Corp. PLC(a)	105	1,708
Graco Inc.	393	17,771
IDEX Corp.	182	24,839
ITT Inc.	207	10,820
Lincoln Electric Holdings Inc.	150	13,164
Middleby Corp. (The)(a)(b)	130	13,575
Nordson Corp.	138	17,721
Oshkosh Corp.	175	12,306
Pentair PLC	382	16,075
Snap-on Inc.	133	21,376
Terex Corp.	161	6,793
Timken Co. (The)	163	7,099
Toro Co. (The)	249	15,002
Trinity Industries Inc.	349	11,957
WABCO Holdings Inc.(a)	127	14,861
Wabtec Corp./DE	204	20,110
Welbilt Inc.(a)	309	6,894
		303,267
Marine — 0.1%
Kirby Corp.(a)	140	11,704
Media — 1.1%
AMC Networks Inc., Class A(a)	105	6,531
Cable One Inc.	10	7,333
Cinemark Holdings Inc.	254	8,910
GCI Liberty Inc., Class A(a)	239	10,774
Interpublic Group of Companies Inc. (The)	912	21,377
John Wiley & Sons Inc., Class A	105	6,552
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	60	2,119
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	468	17,377
Lions Gate Entertainment Corp., Class A	120	2,979
Lions Gate Entertainment Corp., Class B, NVS	228	5,349
Live Nation Entertainment Inc.(a)	327	15,882
Madison Square Garden Co. (The), Class A(a)	44	13,648
Tribune Media Co., Class A	208	7,960
		126,791
Metals & Mining — 0.8%
Alcoa Corp.(a)	444	20,815
Reliance Steel & Aluminum Co.	167	14,619
Royal Gold Inc.	155	14,390
Steel Dynamics Inc.	537	24,675
U.S. Steel Corp.	418	14,526
		89,025
Mortgage Real Estate Investment — 0.6%
AGNC Investment Corp.	999	18,571
Chimera Investment Corp.	442	8,080
MFA Financial Inc.	942	7,140
New Residential Investment Corp.	793	13,870
Starwood Property Trust Inc.	606	13,156

iShares® Russell 2500 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment (continued)
Two Harbors Investment Corp.	412	$ 6,510
		67,327
Multi-Utilities — 0.4%
MDU Resources Group Inc.	460	13,193
SCANA Corp.	338	13,020
Vectren Corp.	198	14,147
		40,360
Multiline Retail — 0.4%
Kohl's Corp.	397	28,941
Nordstrom Inc.	279	14,447
		43,388
Oil, Gas & Consumable Fuels — 2.1%
Antero Resources Corp.(a)	573	12,234
Centennial Resource Development Inc./DE, Class A(a)	434	7,838
Chesapeake Energy Corp.(a)	2,134	11,182
CNX Resources Corp.(a)	513	9,121
Energen Corp.(a)	207	15,074
Extraction Oil & Gas Inc.(a)	270	3,966
HollyFrontier Corp.	384	26,277
Kosmos Energy Ltd.(a)	564	4,664
Murphy Oil Corp.	389	13,137
Newfield Exploration Co.(a)	473	14,308
Parsley Energy Inc., Class A(a)	615	18,622
PBF Energy Inc., Class A	265	11,112
QEP Resources Inc.(a)	565	6,927
Range Resources Corp.	500	8,365
RSP Permian Inc.(a)	348	15,319
SM Energy Co.	263	6,757
Targa Resources Corp.	513	25,388
Whiting Petroleum Corp.(a)	213	11,229
WPX Energy Inc.(a)	942	16,984
		238,504
Paper & Forest Products — 0.1%
Domtar Corp.	148	7,066
Personal Products — 0.2%
Herbalife Nutrition Ltd.(a)	289	15,525
Nu Skin Enterprises Inc., Class A	131	10,243
		25,768
Pharmaceuticals — 0.3%
Catalent Inc.(a)	315	13,195
Jazz Pharmaceuticals PLC(a)	140	24,122
		37,317
Professional Services — 0.4%
Dun & Bradstreet Corp. (The)	88	10,793
ManpowerGroup Inc.	156	13,425
Robert Half International Inc.	285	18,554
		42,772
Real Estate Management & Development — 0.3%
Howard Hughes Corp. (The)(a)	92	12,190
Jones Lang LaSalle Inc.	108	17,927
Realogy Holdings Corp.	305	6,954
		37,071
Road & Rail — 0.5%
AMERCO	17	6,054
Genesee & Wyoming Inc., Class A(a)	142	11,547
Knight-Swift Transportation Holdings Inc.	306	11,692
Landstar System Inc.	100	10,920
Security	Shares	Value
Road & Rail (continued)
Ryder System Inc.	124	$ 8,911
Schneider National Inc., Class B	113	3,109
		52,233
Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices Inc.(a)(b)	2,157	32,333
Cavium Inc.(a)	161	13,927
Cypress Semiconductor Corp.	850	13,243
First Solar Inc.(a)	195	10,269
Marvell Technology Group Ltd.	946	20,282
MKS Instruments Inc.	129	12,345
Monolithic Power Systems Inc.	97	12,966
ON Semiconductor Corp.(a)	1,005	22,346
Teradyne Inc.	454	17,284
Universal Display Corp.	101	8,686
Versum Materials Inc.	258	9,585
		173,266
Software — 2.6%
Aspen Technology Inc.(a)	170	15,766
Cadence Design Systems Inc.(a)	663	28,714
Ceridian HCM Holding Inc.(a)	56	1,859
Fair Isaac Corp.(a)	70	13,532
FireEye Inc.(a)	447	6,879
Fortinet Inc.(a)	330	20,602
Guidewire Software Inc.(a)(b)	190	16,868
Manhattan Associates Inc.(a)	158	7,428
Nuance Communications Inc.(a)	698	9,692
Paycom Software Inc.(a)(b)	118	11,662
Pegasystems Inc.	89	4,877
Proofpoint Inc.(a)	120	13,837
PTC Inc.(a)	272	25,516
RealPage Inc.(a)	167	9,202
RingCentral Inc., Class A(a)	158	11,115
SS&C Technologies Holdings Inc.	490	25,431
Tableau Software Inc., Class A(a)	161	15,738
Tyler Technologies Inc.(a)	90	19,989
Ultimate Software Group Inc. (The)(a)	71	18,269
Zendesk Inc.(a)	244	13,296
Zynga Inc., Class A(a)	1,816	7,391
		297,663
Specialty Retail — 0.7%
AutoNation Inc.(a)	131	6,364
Burlington Stores Inc.(a)	159	23,934
Dick's Sporting Goods Inc.	187	6,592
Floor & Decor Holdings Inc., Class A(a)	92	4,538
Foot Locker Inc.	279	14,689
Michaels Companies Inc. (The)(a)	260	4,984
Penske Automotive Group Inc.	84	3,936
Urban Outfitters Inc.(a)	175	7,796
Williams-Sonoma Inc.	197	12,092
		84,925
Technology Hardware, Storage & Peripherals — 0.3%
NCR Corp.(a)	283	8,485
Pure Storage Inc., Class A(a)(b)	390	9,313
Xerox Corp.	530	12,720
		30,518
Textiles, Apparel & Luxury Goods — 0.8%
Carter's Inc.	110	11,923
Columbia Sportswear Co.	73	6,677
Hanesbrands Inc.	851	18,739

iShares® Russell 2500 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Michael Kors Holdings Ltd.(a)	339	$ 22,578
Ralph Lauren Corp.	131	16,469
Skechers U.S.A. Inc., Class A(a)	315	9,453
		85,839
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	1,131	12,486
TFS Financial Corp.	117	1,845
		14,331
Trading Companies & Distributors — 0.6%
Air Lease Corp.	230	9,653
HD Supply Holdings Inc.(a)	440	18,872
MSC Industrial Direct Co. Inc., Class A	106	8,994
Univar Inc.(a)	274	7,190
Watsco Inc.	76	13,549
WESCO International Inc.(a)	111	6,338
		64,596
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	189	7,976
Water Utilities — 0.1%
Aqua America Inc.	423	14,881
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems Inc.	232	6,362
U.S. Cellular Corp.(a)	34	1,259
		7,621
Total Common Stocks — 54.5% (Cost: $5,940,086)		6,231,366
Security	Shares	Value
Investment Companies
Exchange Traded Funds — 45.3%
iShares Russell 2000 ETF(c)	31,630	$ 5,180,045
Total Investment Companies — 45.3% (Cost: $4,677,831)		5,180,045
Short-Term Investments
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	81,247	81,263
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	11,493	11,493
		92,756
Total Short-Term Investments — 0.8% (Cost: $92,743)		92,756
Total Investments in Securities — 100.6% (Cost: $10,710,660)		11,504,167
Other Assets, Less Liabilities — (0.6)%		(73,120)
Net Assets — 100.0%		$ 11,431,047

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 07/06/17	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	184,619	—	(103,372) (a)	81,247	$ 81,263	$ 619(b)	$ (4)	$ 30
BlackRock Cash Funds: Treasury, SL Agency Shares	4,590	6,903 (a)	—	11,493	11,493	31	—	—
iShares Russell 2000 ETF	18,759	12,871	—	31,630	5,180,045	—	—	345,633
					$5,272,801	$ 650	$ (4)	$ 345,663

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® Russell 2500 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$ 6,231,366	$ —	$ —	$ 6,231,366
Investment Companies	5,180,045	—	—	5,180,045
Money Market Funds	92,756	—	—	92,756
	$ 11,504,167	$ —	$ —	$ 11,504,167
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Russell 3000 ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
AAR Corp.	11,682	$ 543,096
Aerojet Rocketdyne Holdings Inc.(a)(b)	22,575	665,737
Aerovironment Inc.(a)	6,394	456,723
Arconic Inc.	141,218	2,402,118
Astronics Corp.(a)	6,409	230,532
Axon Enterprise Inc.(a)(b)	17,055	1,077,535
Boeing Co. (The)	182,645	61,279,224
BWX Technologies Inc.	31,688	1,974,796
Cubic Corp.	8,034	515,783
Curtiss-Wright Corp.	14,684	1,747,690
Ducommun Inc.(a)	3,302	109,263
Engility Holdings Inc.(a)	4,876	149,401
Esterline Technologies Corp.(a)	8,504	627,595
General Dynamics Corp.	86,142	16,057,730
Harris Corp.	39,936	5,772,349
HEICO Corp.(b)	13,283	968,693
HEICO Corp., Class A	25,577	1,558,949
Hexcel Corp.	29,143	1,934,512
Huntington Ingalls Industries Inc.	14,851	3,219,548
KeyW Holding Corp. (The)(a)(b)	18,568	162,284
KLX Inc.(a)	16,341	1,174,918
Kratos Defense & Security Solutions Inc.(a)(b)	31,808	366,110
L3 Technologies Inc.	25,979	4,996,281
Lockheed Martin Corp.	82,427	24,351,409
Maxar Technologies Ltd.	18,704	944,926
Mercury Systems Inc.(a)(b)	15,383	585,477
Moog Inc., Class A	10,259	799,792
National Presto Industries Inc.	1,399	173,476
Northrop Grumman Corp.	53,836	16,565,337
Raytheon Co.	95,464	18,441,736
Rockwell Collins Inc.	53,961	7,267,467
Sparton Corp.(a)	3,211	60,977
Spirit AeroSystems Holdings Inc., Class A	38,278	3,288,463
Teledyne Technologies Inc.(a)	11,675	2,324,026
Textron Inc.	85,113	5,609,798
TransDigm Group Inc.	16,160	5,577,462
Triumph Group Inc.	14,470	283,612
United Technologies Corp.	249,236	31,161,977
Vectrus Inc.(a)	3,232	99,610
Wesco Aircraft Holdings Inc.(a)(b)	16,080	180,900
		225,707,312
Air Freight & Logistics — 0.6%
Air Transport Services Group Inc.(a)	19,756	446,288
Atlas Air Worldwide Holdings Inc.(a)	8,147	584,140
CH Robinson Worldwide Inc.	46,659	3,903,492
Echo Global Logistics Inc.(a)(b)	8,219	240,406
Expeditors International of Washington Inc.	58,594	4,283,222
FedEx Corp.	82,510	18,734,721
Forward Air Corp.	9,173	541,941
Hub Group Inc., Class A(a)	11,483	571,853
Radiant Logistics Inc.(a)	10,507	41,082
United Parcel Service Inc., Class B	229,979	24,430,669
XPO Logistics Inc.(a)	39,463	3,953,403
		57,731,217
Airlines — 0.4%
Alaska Air Group Inc.	39,494	2,385,043
Allegiant Travel Co.	3,867	537,320
American Airlines Group Inc.	139,467	5,294,167
Security	Shares	Value
Airlines (continued)
Copa Holdings SA, Class A, NVS	10,233	$ 968,247
Delta Air Lines Inc.	215,304	10,666,160
Hawaiian Holdings Inc.	17,699	636,279
JetBlue Airways Corp.(a)	105,296	1,998,518
SkyWest Inc.	17,477	907,056
Southwest Airlines Co.	176,813	8,996,245
Spirit Airlines Inc.(a)(b)	22,406	814,458
United Continental Holdings Inc.(a)	82,633	5,761,999
		38,965,492
Auto Components — 0.3%
Adient PLC	31,068	1,528,235
American Axle & Manufacturing Holdings Inc.(a)	32,294	502,495
Aptiv PLC	87,882	8,052,628
BorgWarner Inc.	71,220	3,073,855
Cooper Tire & Rubber Co.	16,746	440,420
Cooper-Standard Holdings Inc.(a)	5,918	773,305
Dana Inc.	46,292	934,635
Dorman Products Inc.(a)	9,255	632,209
Fox Factory Holding Corp.(a)	11,427	531,927
Gentex Corp.	94,195	2,168,369
Gentherm Inc.(a)	12,987	510,389
Goodyear Tire & Rubber Co. (The)	79,062	1,841,354
LCI Industries	7,706	694,696
Lear Corp.	22,135	4,112,904
Modine Manufacturing Co.(a)	14,735	268,914
Motorcar Parts of America Inc.(a)	6,751	126,311
Shiloh Industries Inc.(a)	6,713	58,403
Standard Motor Products Inc.	6,469	312,711
Stoneridge Inc.(a)	8,438	296,511
Superior Industries International Inc.	7,010	125,479
Tenneco Inc.	17,181	755,277
Tower International Inc.	6,196	197,033
Visteon Corp.(a)(b)	10,241	1,323,547
		29,261,607
Automobiles — 0.6%
Ford Motor Co.	1,300,347	14,394,841
General Motors Co.	437,593	17,241,164
Harley-Davidson Inc.	55,460	2,333,757
Tesla Inc.(a)(b)	45,016	15,438,237
Thor Industries Inc.	16,507	1,607,617
Winnebago Industries Inc.(b)	9,896	401,778
		51,417,394
Banks — 6.3%
1st Constitution Bancorp.	4,402	100,806
1st Source Corp.	4,963	265,173
Access National Corp.	4,251	121,579
ACNB Corp.	1,969	67,044
Allegiance Bancshares Inc.(a)	4,392	190,393
American National Bankshares Inc.	2,389	95,560
Ameris Bancorp.	12,410	662,074
Ames National Corp.	2,450	75,583
Arrow Financial Corp.	3,558	129,511
Associated Banc-Corp.	55,851	1,524,732
Atlantic Capital Bancshares Inc.(a)	5,582	109,686
Auburn National BanCorp. Inc.	1,893	93,912
Banc of California Inc.	15,402	301,109
BancFirst Corp.	5,889	348,629
Bancorp. Inc. (The)(a)	20,598	215,455
BancorpSouth Bank	31,570	1,040,232

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Bank of America Corp.	3,142,481	$ 88,586,539
Bank of Commerce Holdings	7,533	96,046
Bank of Hawaii Corp.	13,952	1,163,876
Bank of Marin Bancorp.	2,780	224,763
Bank of NT Butterfield & Son Ltd. (The)	17,518	800,923
Bank of Princeton (The)(a)	2,897	96,325
Bank of the Ozarks Inc.	39,561	1,781,827
BankUnited Inc.	34,772	1,420,436
Bankwell Financial Group Inc.	1,904	61,214
Banner Corp.	9,862	593,002
Bar Harbor Bankshares	5,377	162,869
Baycom Corp.(a)	3,995	98,876
BB&T Corp.	258,842	13,055,990
BCB Bancorp. Inc.	5,374	80,610
Berkshire Hills Bancorp. Inc.	13,030	529,018
Blue Hills Bancorp. Inc.	8,831	196,048
BOK Financial Corp.	8,778	825,220
Boston Private Financial Holdings Inc.	26,569	422,447
Bridge Bancorp. Inc.	5,516	198,300
Brookline Bancorp. Inc.	27,473	510,998
Bryn Mawr Bank Corp.	6,043	279,791
Business First Bancshares Inc.	3,617	95,308
Byline Bancorp Inc.(a)	3,903	87,193
C&F Financial Corp.	1,050	65,678
Cadence BanCorp(b)	15,633	451,325
Cambridge Bancorp(b)	1,218	105,406
Camden National Corp.	4,642	212,186
Capital City Bank Group Inc.	3,450	81,524
Capstar Financial Holdings Inc.(a)(b)	987	18,289
Carolina Financial Corp.	5,725	245,717
Cathay General Bancorp.	25,965	1,051,323
CB Financial Services Inc.(b)	2,676	92,054
CBTX Inc.	6,143	203,026
CenterState Bank Corp.	27,265	813,042
Central Pacific Financial Corp.	8,258	236,592
Central Valley Community Bancorp.	2,729	57,746
Century Bancorp. Inc./MA, Class A, NVS	1,070	81,748
Chemical Financial Corp.	23,106	1,286,311
Chemung Financial Corp.	1,028	51,513
CIT Group Inc.	42,195	2,127,050
Citigroup Inc.	848,159	56,758,800
Citizens & Northern Corp.	3,618	93,561
Citizens Financial Group Inc.	161,037	6,264,339
City Holding Co.	4,542	341,695
Civista Bancshares Inc.	4,302	104,280
CNB Financial Corp./PA	3,832	115,190
CoBiz Financial Inc.	14,749	316,809
Codorus Valley Bancorp. Inc.	2,670	81,916
Columbia Banking System Inc.	22,994	940,455
Comerica Inc.	57,398	5,218,626
Commerce Bancshares Inc.	31,787	2,056,937
Community Bank System Inc.	16,598	980,444
Community Bankers Trust Corp.(a)(b)	10,123	90,601
Community Financial Corp. (The )	2,154	76,165
Community Trust Bancorp. Inc.	4,768	238,162
ConnectOne Bancorp. Inc.	8,444	210,256
County Bancorp. Inc.	1,482	40,755
Cullen/Frost Bankers Inc.	18,800	2,034,912
Customers Bancorp. Inc.(a)(b)	9,843	279,344
CVB Financial Corp.	32,439	727,282
Security	Shares	Value
Banks (continued)
Eagle Bancorp. Inc.(a)	10,559	$ 647,267
East West Bancorp. Inc.	47,530	3,098,956
Enterprise Bancorp. Inc./MA	2,999	121,250
Enterprise Financial Services Corp.	7,554	407,538
Equity Bancshares Inc., Class A(a)	4,652	192,965
Esquire Financial Holdings Inc.(a)	3,553	93,764
Evans Bancorp. Inc.	2,073	95,565
F.N.B. Corp.	107,738	1,445,844
Farmers & Merchants Bancorp. Inc./Archbold OH(b)	3,326	134,204
Farmers Capital Bank Corp.	3,050	158,905
Farmers National Banc Corp.	7,979	127,265
FB Financial Corp.	3,272	133,236
FCB Financial Holdings Inc., Class A(a)	14,000	823,200
Fidelity D&D Bancorp. Inc.(b)	1,605	99,494
Fidelity Southern Corp.	7,566	192,252
Fifth Third Bancorp.	230,488	6,615,006
Financial Institutions Inc.	4,291	141,174
First Bancorp. Inc./ME	2,556	72,130
First BanCorp./Puerto Rico(a)	71,037	543,433
First Bancorp./Southern Pines NC	10,306	421,618
First Bancshares Inc. (The)	3,036	109,144
First Bank/Hamilton NJ(b)	7,112	98,857
First Busey Corp.	13,638	432,597
First Business Financial Services Inc.	2,414	62,764
First Choice Bancorp.(b)	3,307	101,062
First Citizens BancShares Inc./NC, Class A	2,634	1,062,292
First Commonwealth Financial Corp.	33,595	521,058
First Community Bancshares Inc./VA	5,559	177,110
First Community Corp./SC	3,746	94,025
First Connecticut Bancorp. Inc./Farmington CT	5,492	168,055
First Financial Bancorp.	33,436	1,024,813
First Financial Bankshares Inc.	21,820	1,110,638
First Financial Corp./IN	3,488	158,181
First Financial Northwest Inc.	2,994	58,443
First Foundation Inc.(a)	8,489	157,386
First Guaranty Bancshares Inc.	3,437	89,431
First Hawaiian Inc.	22,764	660,611
First Horizon National Corp.	107,525	1,918,246
First Internet Bancorp.	1,586	54,083
First Interstate BancSystem Inc., Class A	9,575	404,065
First Merchants Corp.	16,297	756,181
First Mid-Illinois Bancshares Inc.	4,276	168,047
First Midwest Bancorp. Inc.	33,297	848,075
First Northwest Bancorp.(a)	3,539	56,518
First of Long Island Corp. (The)	8,219	204,242
First Republic Bank/CA	53,035	5,133,258
First Savings Financial Group Inc.	1,307	96,051
First United Corp.	4,045	82,720
Flushing Financial Corp.	9,411	245,627
FNB Bancorp./CA	3,198	117,271
Franklin Financial Network Inc.(a)(b)	4,205	158,108
Fulton Financial Corp.	57,116	942,414
German American Bancorp. Inc.	8,106	290,600
Glacier Bancorp. Inc.	27,049	1,046,255
Great Southern Bancorp. Inc.	3,272	187,158
Great Western Bancorp. Inc.	18,658	783,449
Green Bancorp. Inc.	7,666	165,586
Guaranty Bancorp.	7,921	236,046
Guaranty Bancshares Inc./TX	2,944	96,975
Hancock Whitney Corp.	27,194	1,268,600

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Hanmi Financial Corp.	9,496	$ 269,212
HarborOne Bancorp Inc.(a)(b)	4,681	88,658
Heartland Financial USA Inc.(b)	8,286	454,487
Heritage Commerce Corp.	12,518	212,681
Heritage Financial Corp./WA	9,078	316,368
Hilltop Holdings Inc.	25,335	559,143
Home BancShares Inc./AR	51,670	1,165,675
HomeTrust Bancshares Inc.(a)	6,816	191,870
Hope Bancorp Inc.	42,981	766,351
Horizon Bancorp Inc./IN	13,210	273,315
Howard Bancorp. Inc.(a)(b)	4,432	79,776
Huntington Bancshares Inc./OH	363,815	5,369,909
IBERIABANK Corp.	18,522	1,403,968
Independent Bank Corp./MI	6,940	176,970
Independent Bank Corp./Rockland MA	9,136	716,262
Independent Bank Group Inc.	6,105	407,814
International Bancshares Corp.	18,338	784,866
Investar Holding Corp.	3,645	100,784
Investors Bancorp. Inc.	84,584	1,081,829
JPMorgan Chase & Co.	1,126,570	117,388,594
KeyCorp.	350,953	6,857,622
Lakeland Bancorp. Inc.	14,231	282,485
Lakeland Financial Corp.	7,576	365,087
LCNB Corp.	2,743	54,037
LegacyTexas Financial Group Inc.	15,052	587,329
Level One Bancorp. Inc.	3,481	94,614
Live Oak Bancshares Inc.	7,286	223,316
M&T Bank Corp.	48,147	8,192,212
Macatawa Bank Corp.	8,412	102,122
MB Financial Inc.	27,464	1,282,569
MBT Financial Corp.	5,710	60,812
Mercantile Bank Corp.	5,915	218,618
Metropolitan Bank Holding Corp.(a)(b)	1,976	103,700
Mid Penn Bancorp. Inc.(b)	2,775	96,848
Middlefield Banc Corp.	1,621	82,185
Midland States Bancorp. Inc.	4,970	170,272
MidSouth Bancorp. Inc.(b)	7,215	95,599
MidWestOne Financial Group Inc.	4,560	154,037
MutualFirst Financial Inc.	1,829	69,045
MVB Financial Corp.	5,192	93,716
National Bank Holdings Corp., Class A	9,036	348,699
National Bankshares Inc.	2,150	99,760
National Commerce Corp.(a)	3,967	183,672
NBT Bancorp. Inc.	13,436	512,583
Nicolet Bankshares Inc.(a)(b)	2,225	122,620
Northeast Bancorp	2,395	52,211
Northrim BanCorp. Inc.	2,179	86,179
Norwood Financial Corp.	3,010	108,420
Oak Valley Bancorp.	4,278	97,838
OFG Bancorp.	13,975	196,349
Ohio Valley Banc Corp.	2,399	125,828
Old Line Bancshares Inc.	5,366	187,327
Old National Bancorp./IN	46,679	868,229
Old Second Bancorp. Inc.	9,537	137,333
Opus Bank	6,047	173,549
Origin Bancorp Inc.(b)	5,384	220,421
Orrstown Financial Services Inc.	2,360	61,360
Pacific Mercantile Bancorp.(a)	4,862	47,405
Pacific Premier Bancorp. Inc.(a)	13,436	512,583
PacWest Bancorp.	42,359	2,093,382
Security	Shares	Value
Banks (continued)
Park National Corp.	4,484	$ 499,607
Parke Bancorp. Inc.	4,294	101,553
Peapack Gladstone Financial Corp.	6,003	207,644
Penns Woods Bancorp. Inc.	1,156	51,766
Peoples Bancorp. Inc./OH	4,292	162,152
Peoples Bancorp. of North Carolina Inc.	3,057	97,916
Peoples Financial Services Corp.	2,324	109,274
People's United Financial Inc.	116,207	2,102,185
People's Utah Bancorp.	5,619	200,598
Pinnacle Financial Partners Inc.	23,844	1,462,829
PNC Financial Services Group Inc. (The)(c)	155,977	21,072,493
Popular Inc.	32,577	1,472,806
Preferred Bank/Los Angeles CA	4,974	305,702
Premier Financial Bancorp. Inc.	3,750	70,013
Prosperity Bancshares Inc.	22,691	1,551,157
QCR Holdings Inc.	3,622	171,864
RBB Bancorp	3,387	108,790
Regions Financial Corp.	376,416	6,692,676
Reliant Bancorp Inc.	3,559	99,830
Renasant Corp.	15,879	722,812
Republic Bancorp. Inc./KY, Class A	3,128	141,698
Republic First Bancorp. Inc.(a)	19,870	155,980
S&T Bancorp. Inc.	11,716	506,600
Sandy Spring Bancorp. Inc.	9,999	410,059
SB One Bancorp	3,169	94,119
Seacoast Banking Corp. of Florida(a)	13,005	410,698
Select Bancorp. Inc.(a)(b)	7,369	99,260
ServisFirst Bancshares Inc.	14,317	597,448
Shore Bancshares Inc.	3,932	74,787
Sierra Bancorp.	3,554	100,365
Signature Bank/New York NY(a)	18,157	2,321,917
Simmons First National Corp., Class A	28,785	860,672
SmartFinancial Inc.(a)	3,456	89,027
South State Corp.	11,737	1,012,316
Southern First Bancshares Inc.(a)	1,907	84,289
Southern National Bancorp. of Virginia Inc.	8,496	151,569
Southside Bancshares Inc.	11,086	373,376
Spirit of Texas Bancshares Inc.(a)	4,524	93,194
State Bank Financial Corp.	12,884	430,326
Sterling Bancorp./DE	74,298	1,746,003
Stock Yards Bancorp. Inc.	7,654	292,000
Summit Financial Group Inc.	2,613	70,133
SunTrust Banks Inc.	154,307	10,187,348
SVB Financial Group(a)	17,457	5,040,883
Synovus Financial Corp.	39,744	2,099,676
TCF Financial Corp.	53,011	1,305,131
Texas Capital Bancshares Inc.(a)	16,158	1,478,457
Tompkins Financial Corp.	4,478	384,571
TowneBank/Portsmouth VA	21,217	681,066
TriCo Bancshares	5,994	224,475
TriState Capital Holdings Inc.(a)(b)	6,954	181,499
Triumph Bancorp. Inc.(a)(b)	6,584	268,298
Trustmark Corp.	21,411	698,641
U.S. Bancorp.	511,169	25,568,673
UMB Financial Corp.	15,402	1,174,094
Umpqua Holdings Corp.	73,904	1,669,491
Union Bankshares Corp.	21,609	840,158
Union Bankshares Inc./Morrisville VT	1,231	63,889
United Bankshares Inc./WV	32,833	1,195,121
United Community Banks Inc./GA	25,079	769,173

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
United Security Bancshares/Fresno CA	8,511	$ 95,323
Unity Bancorp. Inc.	4,966	112,977
Univest Corp. of Pennsylvania	9,033	248,408
Valley National Bancorp.	106,499	1,295,028
Veritex Holdings Inc.(a)	5,824	180,952
Washington Trust Bancorp. Inc.	4,512	262,147
Webster Financial Corp.	29,938	1,907,051
Wells Fargo & Co.	1,460,409	80,965,075
WesBanco Inc.	13,723	618,084
West Bancorp. Inc.	4,673	117,526
Westamerica Bancorp.	8,431	476,436
Western Alliance Bancorp.(a)	33,137	1,875,886
Wintrust Financial Corp.	18,189	1,583,352
Zions Bancorp.	65,194	3,435,072
		589,385,233
Beverages — 1.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,671	800,499
Brown-Forman Corp., Class A	18,510	904,398
Brown-Forman Corp., Class B, NVS	93,843	4,599,245
Castle Brands Inc.(a)(b)	49,064	58,386
Celsius Holdings Inc.(a)(b)	20,088	92,405
Coca-Cola Bottling Co. Consolidated	1,368	184,858
Coca-Cola Co. (The)	1,271,878	55,784,569
Constellation Brands Inc., Class A	52,156	11,415,384
Craft Brew Alliance Inc.(a)	3,226	66,617
Dr Pepper Snapple Group Inc.	59,691	7,282,302
MGP Ingredients Inc.(b)	4,791	425,489
Molson Coors Brewing Co., Class B	57,225	3,893,589
Monster Beverage Corp.(a)	135,047	7,738,193
National Beverage Corp.(a)	4,284	457,960
PepsiCo Inc.	471,023	51,280,274
Primo Water Corp.(a)(b)	6,788	118,722
		145,102,890
Biotechnology — 3.0%
AbbVie Inc.	528,004	48,919,571
Abeona Therapeutics Inc.(a)(b)	7,928	126,848
ACADIA Pharmaceuticals Inc.(a)(b)	32,378	494,412
Acceleron Pharma Inc.(a)(b)	12,457	604,414
Achaogen Inc.(a)(b)	9,436	81,716
Achillion Pharmaceuticals Inc.(a)	35,855	101,470
Acorda Therapeutics Inc.(a)(b)	12,775	366,643
Adamas Pharmaceuticals Inc.(a)(b)	6,979	180,268
ADMA Biologics Inc.(a)(b)	19,036	85,852
Aduro Biotech Inc.(a)(b)	10,606	74,242
Adverum Biotechnologies Inc.(a)(b)	17,957	95,172
Aeglea BioTherapeutics Inc.(a)	8,814	93,252
Agenus Inc.(a)(b)	27,877	63,281
Agios Pharmaceuticals Inc.(a)(b)	16,890	1,422,645
Aimmune Therapeutics Inc.(a)	14,287	384,177
Akebia Therapeutics Inc.(a)	15,660	156,287
Albireo Pharma Inc.(a)(b)	2,999	106,465
Alder Biopharmaceuticals Inc.(a)(b)	21,787	344,235
Aldeyra Therapeutics Inc.(a)	11,287	89,732
Alexion Pharmaceuticals Inc.(a)	71,343	8,857,233
Alkermes PLC(a)	50,191	2,065,862
Allena Pharmaceuticals Inc.(a)	6,498	84,669
Alnylam Pharmaceuticals Inc.(a)	29,642	2,919,441
AMAG Pharmaceuticals Inc.(a)	11,078	216,021
Amgen Inc.	220,093	40,626,967
Security	Shares	Value
Biotechnology (continued)
Amicus Therapeutics Inc.(a)(b)	61,299	$ 957,490
AnaptysBio Inc.(a)	5,851	415,655
Apellis Pharmaceuticals Inc.(a)	11,916	262,152
Arbutus Biopharma Corp.(a)	13,585	99,171
Arcus Biosciences Inc.(a)	5,839	71,469
Ardelyx Inc.(a)	8,563	31,683
Arena Pharmaceuticals Inc.(a)	15,789	688,400
ArQule Inc.(a)	28,659	158,484
Array BioPharma Inc.(a)	65,410	1,097,580
Arrowhead Pharmaceuticals Inc.(a)	28,712	390,483
Arsanis Inc.(a)	5,643	20,484
Atara Biotherapeutics Inc.(a)(b)	13,411	492,854
Athenex Inc.(a)	13,884	259,075
Athersys Inc.(a)(b)	24,365	47,999
Audentes Therapeutics Inc.(a)	10,563	403,612
AVEO Pharmaceuticals Inc.(a)(b)	39,787	89,919
Avid Bioservices Inc.(a)(b)	28,419	111,403
Bellicum Pharmaceuticals Inc.(a)	9,359	69,069
BioCryst Pharmaceuticals Inc.(a)(b)	39,817	228,151
Biogen Inc.(a)	70,067	20,336,246
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	10,471	413,814
BioMarin Pharmaceutical Inc.(a)(b)	58,305	5,492,331
BioSpecifics Technologies Corp.(a)	1,126	50,512
BioTime Inc.(a)(b)	24,083	49,611
Bluebird Bio Inc.(a)(b)	16,698	2,620,751
Blueprint Medicines Corp.(a)(b)	13,964	886,435
Calithera Biosciences Inc.(a)	10,007	50,035
Calyxt Inc.(a)	3,238	60,453
Cara Therapeutics Inc.(a)(b)	7,021	134,452
CareDx Inc.(a)	10,653	130,393
CASI Pharmaceuticals Inc.(a)(b)	16,681	137,285
Catalyst Biosciences Inc.(a)	8,812	102,836
Catalyst Pharmaceuticals Inc.(a)(b)	30,612	95,509
Celcuity Inc.(a)(b)	4,781	118,664
Celgene Corp.(a)	240,400	19,092,568
Cellular Biomedicine Group Inc.(a)	5,278	103,185
ChemoCentryx Inc.(a)(b)	7,666	100,961
Chimerix Inc.(a)	14,211	67,644
Clovis Oncology Inc.(a)	14,096	640,945
Cohbar Inc.(a)(b)	9,607	62,926
Coherus Biosciences Inc.(a)	15,844	221,816
Concert Pharmaceuticals Inc.(a)	4,890	82,299
Corbus Pharmaceuticals Holdings Inc.(a)(b)	14,470	73,074
Corvus Pharmaceuticals Inc.(a)	1,078	11,836
CTI BioPharma Corp.(a)	18,889	94,067
Cue Biopharma Inc.(a)	5,515	65,408
Cytokinetics Inc.(a)	13,595	112,839
CytomX Therapeutics Inc.(a)	12,722	290,825
Deciphera Pharmaceuticals Inc.(a)	2,675	105,261
Denali Therapeutics Inc.(a)(b)	5,370	81,893
Dicerna Pharmaceuticals Inc.(a)	14,648	179,438
Dyax Corp.(a)(d)	40,743	93,301
Dynavax Technologies Corp.(a)(b)	20,795	317,124
Eagle Pharmaceuticals Inc./DE(a)(b)	2,542	192,328
Editas Medicine Inc.(a)(b)	13,316	477,112
Emergent BioSolutions Inc.(a)	14,675	740,941
Enanta Pharmaceuticals Inc.(a)	4,881	565,708
Epizyme Inc.(a)(b)	18,696	253,331
Esperion Therapeutics Inc.(a)(b)	5,663	221,933
Evelo Biosciences Inc.(a)	7,019	82,824

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Exact Sciences Corp.(a)(b)	39,904	$ 2,385,860
Exelixis Inc.(a)	98,585	2,121,549
Fate Therapeutics Inc.(a)(b)	13,059	148,089
Fennec Pharmaceuticals Inc.(a)	8,667	90,483
FibroGen Inc.(a)	23,707	1,484,058
Five Prime Therapeutics Inc.(a)	9,191	145,310
Flexion Therapeutics Inc.(a)(b)	9,429	243,740
Fortress Biotech Inc.(a)	10,833	32,282
Foundation Medicine Inc.(a)	4,464	610,229
G1 Therapeutics Inc.(a)(b)	5,560	241,638
Genomic Health Inc.(a)	7,370	371,448
Geron Corp.(a)(b)	43,384	148,807
Gilead Sciences Inc.	430,335	30,484,931
Global Blood Therapeutics Inc.(a)	16,485	745,122
GlycoMimetics Inc.(a)	11,096	178,979
GTx Inc.(a)	5,017	76,810
Halozyme Therapeutics Inc.(a)(b)	39,735	670,329
Heron Therapeutics Inc.(a)	21,049	817,754
Homology Medicines Inc.(a)(b)	4,727	96,431
Idera Pharmaceuticals Inc.(a)(b)	35,457	46,803
Immune Design Corp.(a)(b)	4,969	22,609
ImmunoGen Inc.(a)	42,275	411,336
Immunomedics Inc.(a)	43,478	1,029,124
Incyte Corp.(a)	57,474	3,850,758
Inovio Pharmaceuticals Inc.(a)	32,991	129,325
Insmed Inc.(a)(b)	24,298	574,648
Insys Therapeutics Inc.(a)(b)	7,632	55,256
Intellia Therapeutics Inc.(a)(b)	10,958	299,811
Intercept Pharmaceuticals Inc.(a)(b)	6,240	523,598
Intrexon Corp.(a)(b)	19,123	266,575
Invitae Corp.(a)	12,419	91,280
Ionis Pharmaceuticals Inc.(a)(b)	40,478	1,686,718
Iovance Biotherapeutics Inc.(a)	23,272	297,882
Ironwood Pharmaceuticals Inc.(a)(b)	43,522	832,141
Jounce Therapeutics Inc.(a)	5,928	45,408
Kadmon Holdings Inc.(a)	25,273	100,839
Karyopharm Therapeutics Inc.(a)	14,088	239,355
Keryx Biopharmaceuticals Inc.(a)(b)	30,274	113,830
Kindred Biosciences Inc.(a)	10,543	112,283
Kura Oncology Inc.(a)	6,383	116,171
La Jolla Pharmaceutical Co.(a)(b)	6,405	186,834
Lexicon Pharmaceuticals Inc.(a)(b)	11,668	140,016
Ligand Pharmaceuticals Inc.(a)(b)	6,825	1,413,935
Loxo Oncology Inc.(a)	8,756	1,518,991
MacroGenics Inc.(a)(b)	10,803	223,082
Madrigal Pharmaceuticals Inc.(a)	1,823	509,875
MannKind Corp.(a)(b)	49,439	93,934
MediciNova Inc.(a)(b)	9,469	75,373
Mersana Therapeutics Inc.(a)(b)	4,811	85,924
MiMedx Group Inc.(a)(b)	33,153	211,848
Minerva Neurosciences Inc.(a)	5,046	41,630
Miragen Therapeutics Inc.(a)	9,954	63,805
Mirati Therapeutics Inc.(a)	5,969	294,272
Molecular Templates Inc.(a)	18,284	95,625
Momenta Pharmaceuticals Inc.(a)	23,517	480,923
Mustang Bio Inc.(a)	13,834	95,316
Myriad Genetics Inc.(a)	22,743	849,906
NantKwest Inc.(a)	13,914	42,577
Natera Inc.(a)	10,046	189,066
Neurocrine Biosciences Inc.(a)(b)	29,408	2,889,042
Security	Shares	Value
Biotechnology (continued)
NewLink Genetics Corp.(a)	7,091	$ 33,753
Novavax Inc.(a)(b)	83,740	112,212
Nymox Pharmaceutical Corp.(a)(b)	20,576	69,135
OPKO Health Inc.(a)(b)	103,593	486,887
Organovo Holdings Inc.(a)(b)	40,139	56,195
Ovid therapeutics Inc.(a)	6,599	51,472
Palatin Technologies Inc.(a)	103,272	100,153
PDL BioPharma Inc.(a)	54,945	128,571
Pfenex Inc.(a)	18,099	97,916
Pieris Pharmaceuticals Inc.(a)(b)	18,264	92,598
PolarityTE Inc.(a)(b)	2,864	67,419
Portola Pharmaceuticals Inc.(a)	21,478	811,224
Progenics Pharmaceuticals Inc.(a)	25,657	206,282
Proteostasis Therapeutics Inc.(a)	31,114	86,808
Prothena Corp. PLC(a)	12,507	182,352
PTC Therapeutics Inc.(a)	15,082	508,716
Puma Biotechnology Inc.(a)(b)	9,602	567,958
Ra Pharmaceuticals Inc.(a)	2,622	26,089
Radius Health Inc.(a)	12,232	360,477
Recro Pharma Inc.(a)	4,493	22,555
Regeneron Pharmaceuticals Inc.(a)	26,528	9,151,895
REGENXBIO Inc.(a)(b)	9,911	711,114
Repligen Corp.(a)(b)	12,256	576,522
Retrophin Inc.(a)(b)	11,644	317,415
Rhythm Pharmaceuticals Inc.(a)(b)	3,329	104,065
Rigel Pharmaceuticals Inc.(a)	54,949	155,506
Rocket Pharmaceuticals Inc.(a)(b)	6,877	134,996
Sage Therapeutics Inc.(a)(b)	15,141	2,370,021
Sangamo Therapeutics Inc.(a)	33,817	480,201
Sarepta Therapeutics Inc.(a)(b)	20,676	2,732,954
Savara Inc.(a)	8,251	93,401
Seattle Genetics Inc.(a)	35,642	2,366,272
Selecta Biosciences Inc.(a)(b)	5,517	73,100
Seres Therapeutics Inc.(a)(b)	5,532	47,575
Solid Biosciences Inc.(a)(b)	3,555	126,665
Sorrento Therapeutics Inc.(a)(b)	28,730	206,856
Spark Therapeutics Inc.(a)(b)	10,376	858,718
Spectrum Pharmaceuticals Inc.(a)	32,668	684,721
Spero Therapeutics Inc.(a)(b)	7,766	113,927
Spring Bank Pharmaceuticals Inc.(a)(b)	6,942	82,263
Stemline Therapeutics Inc.(a)	8,526	136,842
Surface Oncology Inc.(a)	6,002	97,893
Syndax Pharmaceuticals Inc.(a)(b)	1,456	10,221
Synergy Pharmaceuticals Inc.(a)(b)	70,961	123,472
Synlogic Inc.(a)	9,510	93,483
Syros Pharmaceuticals Inc.(a)	5,619	57,370
T2 Biosystems Inc.(a)	11,634	90,047
TESARO Inc.(a)(b)	12,203	542,667
TG Therapeutics Inc.(a)(b)	16,990	223,419
Tocagen Inc.(a)	5,595	52,257
Tyme Technologies Inc.(a)(b)	26,740	84,498
Ultragenyx Pharmaceutical Inc.(a)(b)	14,711	1,130,835
United Therapeutics Corp.(a)	14,101	1,595,528
UNITY Biotechnology Inc.(a)	6,317	95,134
Unum Therapeutics Inc.(a)(b)	6,098	87,506
Vanda Pharmaceuticals Inc.(a)	15,371	292,818
Veracyte Inc.(a)	12,605	117,731
Verastem Inc.(a)(b)	17,412	119,795
Vericel Corp.(a)	12,166	118,010
Vertex Pharmaceuticals Inc.(a)	84,765	14,406,659

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Viking Therapeutics Inc.(a)	14,350	$ 136,182
Vital Therapies Inc.(a)(b)	16,137	110,538
Voyager Therapeutics Inc.(a)(b)	7,345	143,521
Xencor Inc.(a)	15,247	564,291
XOMA Corp.(a)	4,530	94,586
Zafgen Inc.(a)	12,966	132,642
ZIOPHARM Oncology Inc.(a)(b)	38,712	116,910
		277,140,309
Building Products — 0.4%
AAON Inc.	12,723	423,040
Advanced Drainage Systems Inc.	13,462	384,340
Allegion PLC	31,233	2,416,185
American Woodmark Corp.(a)	4,768	436,510
AO Smith Corp.	48,479	2,867,533
Apogee Enterprises Inc.	8,893	428,376
Armstrong Flooring Inc.(a)	6,037	84,760
Armstrong World Industries Inc.(a)	14,827	937,066
Builders FirstSource Inc.(a)	36,407	665,884
Caesarstone Ltd.	7,702	116,300
Continental Building Products Inc.(a)	12,853	405,512
CSW Industrials Inc.(a)	4,618	244,061
Fortune Brands Home & Security Inc.	48,274	2,591,831
Gibraltar Industries Inc.(a)	10,208	382,800
Griffon Corp.	8,930	158,954
Insteel Industries Inc.	5,436	181,562
JELD-WEN Holding Inc.(a)	22,051	630,438
Johnson Controls International PLC	309,375	10,348,594
Lennox International Inc.	12,629	2,527,694
Masco Corp.	104,794	3,921,392
Masonite International Corp.(a)	8,998	646,506
NCI Building Systems Inc.(a)	14,213	298,473
Owens Corning	36,418	2,307,809
Patrick Industries Inc.(a)	7,278	413,754
PGT Innovations Inc.(a)	18,518	386,100
Quanex Building Products Corp.	11,363	203,966
Simpson Manufacturing Co. Inc.	14,218	884,218
Trex Co. Inc.(a)	20,312	1,271,328
Universal Forest Products Inc.	20,391	746,719
USG Corp.(a)	28,645	1,235,172
		38,546,877
Capital Markets — 2.8%
Affiliated Managers Group Inc.	18,487	2,748,462
Ameriprise Financial Inc.	47,999	6,714,100
Arlington Asset Investment Corp., Class A(b)	6,460	66,603
Artisan Partners Asset Management Inc., Class A	15,688	472,993
Ashford Inc.(a)	1,451	94,025
Associated Capital Group Inc., Class A	1,442	54,724
B. Riley Financial Inc.	9,149	206,310
Bank of New York Mellon Corp. (The)	310,738	16,758,100
BGC Partners Inc., Class A	86,923	983,968
BlackRock Inc.(c)	40,938	20,429,700
BrightSphere Investment Group PLC	24,631	351,238
Cboe Global Markets Inc.	37,040	3,854,753
Charles Schwab Corp. (The)	399,320	20,405,252
CME Group Inc.	112,946	18,514,108
Cohen & Steers Inc.	7,705	321,376
Cowen Inc.(a)(b)	7,780	107,753
Diamond Hill Investment Group Inc.	916	178,098
Donnelley Financial Solutions Inc.(a)	12,607	218,984
Security	Shares	Value
Capital Markets (continued)
E*TRADE Financial Corp.(a)	87,769	$ 5,367,952
Eaton Vance Corp., NVS	38,269	1,997,259
Evercore Inc., Class A	13,188	1,390,675
FactSet Research Systems Inc.	12,647	2,505,371
Federated Investors Inc., Class B	47,339	1,103,945
Financial Engines Inc.	20,354	913,895
Franklin Resources Inc.	105,150	3,370,057
GAIN Capital Holdings Inc.	12,410	93,695
GAMCO Investors Inc., Class A	2,588	69,255
Goldman Sachs Group Inc. (The)	117,616	25,942,561
Greenhill & Co. Inc.(b)	9,236	262,302
Hamilton Lane Inc., Class A	4,504	216,057
Houlihan Lokey Inc.	9,040	463,029
Interactive Brokers Group Inc., Class A	22,549	1,452,381
Intercontinental Exchange Inc.	189,813	13,960,746
INTL. FCStone Inc.(a)	4,396	227,317
Invesco Ltd.	135,287	3,593,223
Investment Technology Group Inc.	11,430	239,116
Ladenburg Thalmann Financial Services Inc.	32,165	109,361
Lazard Ltd., Class A	39,332	1,923,728
Legg Mason Inc.	28,362	985,012
LPL Financial Holdings Inc.	29,848	1,956,238
MarketAxess Holdings Inc.	12,166	2,407,165
Moelis & Co., Class A	12,894	756,233
Moody's Corp.	55,658	9,493,028
Morgan Stanley	414,850	19,663,890
Morningstar Inc.	6,532	837,729
MSCI Inc.	29,764	4,923,859
Nasdaq Inc.	38,216	3,487,974
Northern Trust Corp.	69,506	7,151,472
Oppenheimer Holdings Inc., Class A, NVS	3,205	89,740
Piper Jaffray Companies	4,647	357,122
PJT Partners Inc., Class A	5,692	303,896
Pzena Investment Management Inc., Class A	3,467	31,931
Raymond James Financial Inc.	43,657	3,900,753
S&P Global Inc.	83,510	17,026,854
Safeguard Scientifics Inc.(a)(b)	5,972	76,442
SEI Investments Co.	44,431	2,777,826
Siebert Financial Corp.(a)(b)	10,810	112,640
Silvercrest Asset Management Group Inc., Class A	2,261	36,854
State Street Corp.	120,390	11,207,105
Stifel Financial Corp.	22,509	1,176,095
T Rowe Price Group Inc.	78,176	9,075,452
TD Ameritrade Holding Corp.	93,586	5,125,705
Value Line Inc.	318	7,537
Virtu Financial Inc., Class A	11,507	305,511
Virtus Investment Partners Inc.	2,209	282,642
Waddell & Reed Financial Inc., Class A	26,121	469,394
Westwood Holdings Group Inc.	2,121	126,284
WisdomTree Investments Inc.	31,445	285,521
		262,120,376
Chemicals — 2.0%
A Schulman Inc.	9,113	405,528
AdvanSix Inc.(a)	9,947	364,359
AgroFresh Solutions Inc.(a)(b)	7,032	49,294
Air Products & Chemicals Inc.	72,859	11,346,332
Albemarle Corp.(b)	36,982	3,488,512
American Vanguard Corp.	8,434	193,560
Ashland Global Holdings Inc.	20,531	1,605,114
Axalta Coating Systems Ltd.(a)(b)	69,745	2,113,971

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Balchem Corp.	10,383	$ 1,018,988
Cabot Corp.	19,604	1,210,939
Celanese Corp., Series A	44,880	4,984,373
CF Industries Holdings Inc.	77,900	3,458,760
Chase Corp.	2,032	238,252
Chemours Co. (The)	59,105	2,621,898
DowDuPont Inc.	771,984	50,889,185
Eastman Chemical Co.	47,414	4,739,503
Ecolab Inc.	84,683	11,883,565
Ferro Corp.(a)	27,829	580,235
Flotek Industries Inc.(a)	17,231	55,656
FMC Corp.	44,633	3,981,710
FutureFuel Corp.	5,965	83,570
GCP Applied Technologies Inc.(a)	22,703	657,252
Hawkins Inc.	2,702	95,516
HB Fuller Co.	16,979	911,433
Huntsman Corp.	72,418	2,114,606
Ingevity Corp.(a)	13,931	1,126,461
Innophos Holdings Inc.	6,773	322,395
Innospec Inc.	8,124	621,892
International Flavors & Fragrances Inc.	26,378	3,269,817
Intrepid Potash Inc.(a)	39,264	160,982
KMG Chemicals Inc.	4,319	318,656
Koppers Holdings Inc.(a)	6,586	252,573
Kraton Corp.(a)	10,083	465,230
Kronos Worldwide Inc.	6,130	138,109
LSB Industries Inc.(a)(b)	5,794	30,708
LyondellBasell Industries NV, Class A	106,690	11,719,896
Marrone Bio Innovations Inc.(a)	55,187	101,544
Minerals Technologies Inc.	12,246	922,736
Mosaic Co. (The)	117,964	3,308,890
NewMarket Corp.	2,641	1,068,284
Olin Corp.	53,574	1,538,645
OMNOVA Solutions Inc.(a)	14,072	146,349
Platform Specialty Products Corp.(a)	72,526	841,302
PolyOne Corp.	26,296	1,136,513
PPG Industries Inc.	82,817	8,590,607
PQ Group Holdings Inc.(a)(b)	9,554	171,972
Praxair Inc.	95,534	15,108,702
Quaker Chemical Corp.	4,470	692,269
Rayonier Advanced Materials Inc.	17,673	302,032
RPM International Inc.	43,645	2,545,376
Scotts Miracle-Gro Co. (The)	14,152	1,176,880
Sensient Technologies Corp.	14,203	1,016,225
Sherwin-Williams Co. (The)	27,676	11,279,907
Stepan Co.	6,728	524,851
Trecora Resources(a)(b)	6,057	89,946
Tredegar Corp.	7,274	170,939
Trinseo SA	14,505	1,029,130
Tronox Ltd., Class A	28,116	553,323
Valhi Inc.	5,912	28,141
Valvoline Inc.	67,626	1,458,693
Westlake Chemical Corp.	12,193	1,312,333
WR Grace & Co.	22,316	1,635,986
		184,270,405
Commercial Services & Supplies — 0.5%
ABM Industries Inc.	19,066	556,346
ACCO Brands Corp.	34,718	480,844
ADT Inc.(b)	34,982	302,594
Advanced Disposal Services Inc.(a)	22,552	558,839
Security	Shares	Value
Commercial Services & Supplies (continued)
Brady Corp., Class A, NVS	15,949	$ 614,834
Brink's Co. (The)	16,592	1,323,212
Casella Waste Systems Inc., Class A(a)	11,482	294,054
CECO Environmental Corp.	8,128	49,906
Cimpress NV(a)(b)	7,269	1,053,714
Cintas Corp.	28,732	5,317,431
Clean Harbors Inc.(a)	16,944	941,239
CompX International Inc.	433	5,716
Copart Inc.(a)	67,291	3,805,979
Covanta Holding Corp.	37,223	614,180
Deluxe Corp.	15,802	1,046,250
Ennis Inc.	8,126	165,364
Essendant Inc.	11,353	150,087
Healthcare Services Group Inc.	23,025	994,450
Heritage-Crystal Clean Inc.(a)(b)	6,620	133,062
Herman Miller Inc.	20,398	691,492
HNI Corp.	14,678	546,022
Interface Inc.	18,117	415,785
KAR Auction Services Inc.	45,095	2,471,206
Kimball International Inc., Class B, NVS	10,146	163,959
Knoll Inc.	14,802	308,030
LSC Communications Inc.	12,479	195,421
Matthews International Corp., Class A	9,994	587,647
McGrath RentCorp	7,764	491,228
Mobile Mini Inc.	14,269	669,216
MSA Safety Inc.	11,099	1,069,278
Multi-Color Corp.(b)	4,286	277,090
NL Industries Inc.(a)	2,090	18,183
Pitney Bowes Inc.	62,238	533,380
Quad/Graphics Inc.	10,831	225,610
Republic Services Inc.	73,011	4,991,032
Rollins Inc.	32,337	1,700,279
RR Donnelley & Sons Co.	23,125	133,200
SP Plus Corp.(a)	7,470	277,884
Steelcase Inc., Class A	26,036	351,486
Stericycle Inc.(a)	27,654	1,805,530
Team Inc.(a)	8,452	195,241
Tetra Tech Inc.	19,321	1,130,279
U.S. Ecology Inc.	6,684	425,771
UniFirst Corp./MA	5,336	943,938
Viad Corp.	6,056	328,538
VSE Corp.	2,444	116,774
Waste Management Inc.	143,289	11,655,127
		51,126,727
Communications Equipment — 1.2%
Acacia Communications Inc.(a)(b)	9,027	314,230
ADTRAN Inc.	17,603	261,405
Aerohive Networks Inc.(a)	3,013	11,962
Applied Optoelectronics Inc.(a)(b)	6,521	292,793
Arista Networks Inc.(a)	18,889	4,863,729
ARRIS International PLC(a)	59,119	1,445,164
CalAmp Corp.(a)	10,469	245,289
Calix Inc.(a)	12,345	96,291
Casa Systems Inc.(a)	3,050	49,806
Ciena Corp.(a)(b)	47,994	1,272,321
Cisco Systems Inc.	1,603,506	68,998,863
Clearfield Inc.(a)	3,507	38,752
CommScope Holding Co. Inc.(a)	62,588	1,827,883
Comtech Telecommunications Corp.	6,392	203,777
DASAN Zhone Solutions Inc.(a)	9,853	96,165

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Digi International Inc.(a)	8,064	$ 106,445
EchoStar Corp., Class A(a)	15,395	683,538
Extreme Networks Inc.(a)	37,665	299,813
F5 Networks Inc.(a)	20,557	3,545,055
Finisar Corp.(a)(b)	36,016	648,288
Harmonic Inc.(a)	31,233	132,740
Infinera Corp.(a)	47,397	470,652
InterDigital Inc./PA	11,200	906,080
Juniper Networks Inc.	114,733	3,145,979
KVH Industries Inc.(a)	4,522	60,595
Lumentum Holdings Inc.(a)(b)	19,852	1,149,431
Motorola Solutions Inc.	54,460	6,337,510
NETGEAR Inc.(a)	10,979	686,187
NetScout Systems Inc.(a)(b)	28,760	854,172
Oclaro Inc.(a)	54,000	482,220
Palo Alto Networks Inc.(a)	29,715	6,105,541
Plantronics Inc.	11,472	874,740
Quantenna Communications Inc.(a)(b)	8,467	131,577
Ribbon Communications Inc.(a)	16,977	120,876
Ubiquiti Networks Inc.(a)(b)	7,429	629,385
ViaSat Inc.(a)(b)	18,178	1,194,658
Viavi Solutions Inc.(a)	72,627	743,700
		109,327,612
Construction & Engineering — 0.2%
AECOM(a)(b)	52,469	1,733,051
Aegion Corp.(a)(b)	12,280	316,210
Ameresco Inc., Class A(a)	6,097	73,164
Argan Inc.	4,765	195,127
Comfort Systems USA Inc.	11,430	523,494
Dycom Industries Inc.(a)(b)	10,344	977,611
EMCOR Group Inc.	19,998	1,523,448
Fluor Corp.	47,006	2,292,953
Granite Construction Inc.	14,545	809,575
Great Lakes Dredge & Dock Corp.(a)(b)	18,404	96,621
HC2 Holdings Inc.(a)(b)	8,188	47,900
IES Holdings Inc.(a)(b)	2,478	41,506
Infrastructure and Energy Alternatives Inc.(a)(b)	10,363	96,479
Jacobs Engineering Group Inc.	41,616	2,642,200
KBR Inc.	45,878	822,134
MasTec Inc.(a)	22,802	1,157,201
MYR Group Inc.(a)	4,498	159,499
Northwest Pipe Co.(a)(b)	5,245	101,596
NV5 Global Inc.(a)(b)	3,412	236,451
Orion Group Holdings Inc.(a)	8,129	67,145
Primoris Services Corp.	14,268	388,518
Quanta Services Inc.(a)	48,718	1,627,181
Sterling Construction Co. Inc.(a)(b)	8,397	109,413
Tutor Perini Corp.(a)(b)	12,244	225,902
Valmont Industries Inc.	7,364	1,110,123
Willscot Corp.(a)(b)	10,762	159,278
		17,533,780
Construction Materials — 0.1%
Eagle Materials Inc.	15,989	1,678,365
Forterra Inc.(a)	6,002	58,399
Martin Marietta Materials Inc.	20,985	4,686,580
Summit Materials Inc., Class A(a)	35,158	922,898
U.S. Concrete Inc.(a)(b)	5,357	281,243
U.S. Lime & Minerals Inc.	387	32,469
Security	Shares	Value
Construction Materials (continued)
Vulcan Materials Co.	43,892	$ 5,664,702
		13,324,656
Consumer Finance — 0.7%
Ally Financial Inc.	143,076	3,758,606
American Express Co.	235,639	23,092,622
Capital One Financial Corp.	160,903	14,786,986
Credit Acceptance Corp.(a)(b)	3,652	1,290,617
Curo Group Holdings Corp.(a)	5,483	136,801
Discover Financial Services	115,705	8,146,789
Elevate Credit Inc.(a)	10,021	84,778
Encore Capital Group Inc.(a)(b)	8,078	295,655
Enova International Inc.(a)	12,590	460,164
EZCORP Inc., Class A, NVS(a)(b)	14,822	178,605
FirstCash Inc.	14,949	1,343,168
Green Dot Corp., Class A(a)	14,832	1,088,520
LendingClub Corp.(a)	103,864	393,645
Navient Corp.	87,035	1,134,066
Nelnet Inc., Class A	7,042	411,323
OneMain Holdings Inc.(a)	23,863	794,399
PRA Group Inc.(a)(b)	15,263	588,389
Regional Management Corp.(a)	3,416	119,628
Santander Consumer USA Holdings Inc.	38,358	732,254
SLM Corp.(a)	146,327	1,675,444
Synchrony Financial	251,121	8,382,419
World Acceptance Corp.(a)(b)	1,584	175,840
		69,070,718
Containers & Packaging — 0.4%
AptarGroup Inc.	20,419	1,906,726
Ardagh Group SA	6,049	100,534
Avery Dennison Corp.	29,216	2,982,954
Ball Corp.	115,728	4,114,130
Bemis Co. Inc.	29,906	1,262,332
Berry Global Group Inc.(a)	43,794	2,011,896
Crown Holdings Inc.(a)	42,889	1,919,712
Graphic Packaging Holding Co.	105,952	1,537,364
Greif Inc., Class A, NVS	7,934	419,629
Greif Inc., Class B	1,905	109,728
International Paper Co.	137,271	7,149,074
Myers Industries Inc.	8,182	157,094
Owens-Illinois Inc.(a)	54,481	915,826
Packaging Corp. of America	31,031	3,468,956
Sealed Air Corp.	53,327	2,263,731
Silgan Holdings Inc.	24,007	644,108
Sonoco Products Co.	32,960	1,730,400
UFP Technologies Inc.(a)	2,091	64,507
WestRock Co.	83,137	4,740,472
		37,499,173
Distributors — 0.1%
Core-Mark Holding Co. Inc.	14,080	319,616
Funko Inc., Class A(a)	8,241	103,425
Genuine Parts Co.	48,119	4,416,843
LKQ Corp.(a)	101,397	3,234,564
Pool Corp.	12,975	1,965,712
Weyco Group Inc.	2,072	75,421
		10,115,581
Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	19,432	934,679
American Public Education Inc.(a)	5,663	238,412
Bright Horizons Family Solutions Inc.(a)	19,050	1,953,006

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services (continued)
Cambium Learning Group Inc.(a)(b)	4,116	$ 45,893
Capella Education Co.	3,409	336,468
Career Education Corp.(a)	20,633	333,636
Carriage Services Inc.	4,830	118,576
Chegg Inc.(a)(b)	33,291	925,157
Graham Holdings Co., Class B	1,478	866,256
Grand Canyon Education Inc.(a)	15,232	1,700,043
H&R Block Inc.	67,656	1,541,204
Houghton Mifflin Harcourt Co.(a)	33,692	257,744
K12 Inc.(a)	11,016	180,332
Laureate Education Inc., Class A(a)	18,418	263,930
Regis Corp.(a)	9,637	159,396
Service Corp. International/U.S.	60,764	2,174,744
ServiceMaster Global Holdings Inc.(a)	45,246	2,690,780
Sotheby's(a)	12,436	675,772
Strayer Education Inc.	3,596	406,384
Weight Watchers International Inc.(a)	12,717	1,285,689
		17,088,101
Diversified Financial Services — 1.4%
AXA Equitable Holdings Inc.(a)	45,684	941,547
Banco Latinoamericano de Comercio Exterior SA, Class E	8,794	216,420
Berkshire Hathaway Inc., Class B(a)	644,135	120,227,798
Cannae Holdings Inc.(a)	20,622	382,538
FGL Holdings(a)(b)	46,730	392,065
Jefferies Financial Group Inc.	106,832	2,429,360
Marlin Business Services Corp.	2,526	75,401
On Deck Capital Inc.(a)	19,182	134,274
Voya Financial Inc.	56,007	2,632,329
		127,431,732
Diversified Telecommunication Services — 1.7%
AT&T Inc.	2,416,963	77,608,682
ATN International Inc.	3,760	198,415
CenturyLink Inc.	322,071	6,003,403
Cincinnati Bell Inc.(a)	12,311	193,283
Cogent Communications Holdings Inc.	14,547	776,810
Consolidated Communications Holdings Inc.	20,202	249,697
Frontier Communications Corp.(b)	23,183	124,261
Hawaiian Telcom Holdco Inc.(a)	3,245	93,845
Intelsat SA(a)	15,978	266,194
Iridium Communications Inc.(a)(b)	29,204	470,184
Ooma Inc.(a)(b)	10,066	142,434
ORBCOMM Inc.(a)	23,890	241,289
pdvWireless Inc.(a)(b)	3,802	94,860
Verizon Communications Inc.	1,376,142	69,233,704
Vonage Holdings Corp.(a)	70,667	910,898
Windstream Holdings Inc.(b)	11,653	61,411
Zayo Group Holdings Inc.(a)	66,004	2,407,826
		159,077,196
Electric Utilities — 1.6%
ALLETE Inc.	16,406	1,269,988
Alliant Energy Corp.	77,740	3,289,957
American Electric Power Co. Inc.	164,414	11,385,670
Avangrid Inc.	18,232	965,020
Duke Energy Corp.	233,654	18,477,358
Edison International	105,898	6,700,166
El Paso Electric Co.	13,947	824,268
Entergy Corp.	59,413	4,799,976
Evergy Inc.	90,747	5,095,444
Security	Shares	Value
Electric Utilities (continued)
Eversource Energy	105,472	$ 6,181,714
Exelon Corp.	320,819	13,666,889
FirstEnergy Corp.	158,444	5,689,724
Hawaiian Electric Industries Inc.	36,597	1,255,277
IDACORP Inc.	16,428	1,515,319
MGE Energy Inc.	11,804	744,242
NextEra Energy Inc.	156,031	26,061,858
OGE Energy Corp.	66,696	2,348,366
Otter Tail Corp.	13,120	624,512
PG&E Corp.	169,727	7,223,581
Pinnacle West Capital Corp.	36,488	2,939,473
PNM Resources Inc.	25,403	988,177
Portland General Electric Co.	29,772	1,273,051
PPL Corp.	232,717	6,644,070
Southern Co. (The)	336,566	15,586,372
Spark Energy Inc., Class A	1,918	18,701
Xcel Energy Inc.	170,023	7,766,651
		153,335,824
Electrical Equipment — 0.6%
Acuity Brands Inc.(b)	13,765	1,594,951
Allied Motion Technologies Inc.	1,985	95,042
AMETEK Inc.	75,822	5,471,316
Atkore International Group Inc.(a)	10,673	221,678
AZZ Inc.	8,348	362,721
Babcock & Wilcox Enterprises Inc.(a)(b)	9,955	23,693
Eaton Corp. PLC	145,225	10,854,117
Emerson Electric Co.	208,574	14,420,806
Encore Wire Corp.	6,475	307,239
Energous Corp.(a)(b)	4,728	70,116
EnerSys	14,494	1,081,832
Enphase Energy Inc.(a)(b)	28,536	192,047
FuelCell Energy Inc.(a)	57,181	75,479
Generac Holdings Inc.(a)	19,312	999,010
GrafTech International Ltd.	12,685	228,203
Hubbell Inc.	18,331	1,938,320
nVent Electric PLC(a)	54,999	1,380,475
Plug Power Inc.(a)(b)	89,757	181,309
Powell Industries Inc.	2,647	92,195
Preformed Line Products Co.	847	75,197
Regal Beloit Corp.	14,860	1,215,548
Rockwell Automation Inc.	41,571	6,910,347
Sensata Technologies Holding PLC(a)(b)	57,142	2,718,816
Sunrun Inc.(a)	32,263	424,258
Thermon Group Holdings Inc.(a)	11,060	252,942
TPI Composites Inc.(a)	1,988	58,129
Vicor Corp.(a)(b)	5,873	255,769
Vivint Solar Inc.(a)(b)	6,416	31,759
		51,533,314
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	98,024	8,542,792
Anixter International Inc.(a)	9,506	601,730
Arrow Electronics Inc.(a)	28,993	2,182,593
Avnet Inc.	40,297	1,728,338
AVX Corp.	14,887	233,279
Badger Meter Inc.	9,002	402,389
Bel Fuse Inc., Class B, NVS	3,403	71,123
Belden Inc.(b)	13,448	821,942
Benchmark Electronics Inc.	17,667	514,993
CDW Corp./DE	50,159	4,052,346

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Cognex Corp.	56,074	$ 2,501,461
Coherent Inc.(a)	8,029	1,255,896
Control4 Corp.(a)(b)	8,832	214,706
Corning Inc.	271,609	7,471,964
CTS Corp.	10,361	372,996
Daktronics Inc.	11,251	95,746
Dolby Laboratories Inc., Class A	18,796	1,159,525
Electro Scientific Industries Inc.(a)	8,873	139,927
ePlus Inc.(a)	4,726	444,717
Fabrinet(a)	11,592	427,629
FARO Technologies Inc.(a)	5,361	291,370
Fitbit Inc., Class A(a)(b)	68,907	449,963
FLIR Systems Inc.	44,632	2,319,525
II-VI Inc.(a)	20,496	890,551
Insight Enterprises Inc.(a)	11,142	545,178
IPG Photonics Corp.(a)	11,798	2,602,993
Iteris Inc.(a)(b)	13,747	66,535
Itron Inc.(a)	11,640	698,982
Jabil Inc.	58,405	1,615,482
KEMET Corp.(a)	19,917	480,996
Keysight Technologies Inc.(a)	62,286	3,676,743
Kimball Electronics Inc.(a)	7,653	140,050
Knowles Corp.(a)(b)	30,952	473,566
Littelfuse Inc.	7,908	1,804,447
Maxwell Technologies Inc.(a)(b)	10,135	52,702
Mesa Laboratories Inc.(b)	899	189,761
Methode Electronics Inc.	11,602	467,561
MTS Systems Corp.	6,682	351,807
Napco Security Technologies Inc.(a)	9,113	133,505
National Instruments Corp.	36,842	1,546,627
nLight Inc.(a)	2,660	87,940
Novanta Inc.(a)	11,276	702,495
OSI Systems Inc.(a)	6,016	465,217
PAR Technology Corp.(a)	5,722	101,165
Park Electrochemical Corp.	6,542	151,709
PC Connection Inc.	2,674	88,777
Plexus Corp.(a)	10,650	634,101
Rogers Corp.(a)	6,148	685,256
Sanmina Corp.(a)	22,642	663,411
ScanSource Inc.(a)	8,375	337,512
SYNNEX Corp.	9,617	928,137
Tech Data Corp.(a)	12,692	1,042,267
Trimble Inc.(a)	83,151	2,730,679
TTM Technologies Inc.(a)(b)	30,107	530,786
VeriFone Systems Inc.(a)	35,226	803,857
Vishay Intertechnology Inc.	42,360	982,752
Vishay Precision Group Inc.(a)	3,644	139,019
Zebra Technologies Corp., Class A(a)	17,170	2,459,602
		65,569,118
Energy Equipment & Services — 0.8%
Apergy Corp.(a)	25,707	1,073,267
Archrock Inc.	43,918	527,016
Baker Hughes a GE Co.	138,317	4,568,611
Basic Energy Services Inc.(a)	5,295	58,827
Bristow Group Inc.	11,141	157,200
C&J Energy Services Inc.(a)	21,281	502,232
Cactus Inc., Class A(a)	7,710	260,521
CARBO Ceramics Inc.(a)	5,988	54,910
Covia Holdings Corp.(a)(b)	10,724	199,037
Dawson Geophysical Co.(a)	12,075	95,393
Security	Shares	Value
Energy Equipment & Services (continued)
Diamond Offshore Drilling Inc.(a)(b)	20,905	$ 436,078
Dril-Quip Inc.(a)(b)	12,488	641,883
Era Group Inc.(a)	6,609	85,587
Exterran Corp.(a)	10,638	266,376
Forum Energy Technologies Inc.(a)(b)	28,810	355,803
Frank's International NV	19,824	154,627
FTS International Inc.(a)	7,537	107,327
Gulfmark Offshore Inc.(a)	2,788	93,398
Halliburton Co.	288,440	12,997,106
Helix Energy Solutions Group Inc.(a)	44,740	372,684
Helmerich & Payne Inc.	34,772	2,217,063
Independence Contract Drilling Inc.(a)	14,140	58,257
ION Geophysical Corp.(a)	4,275	103,882
Keane Group Inc.(a)	15,731	215,043
Key Energy Services Inc.(a)(b)	4,687	76,117
Liberty Oilfield Services Inc., Class A(a)(b)	5,363	100,395
Mammoth Energy Services Inc.(a)	2,642	89,722
Matrix Service Co.(a)	7,950	145,882
McDermott International Inc.(a)(b)	59,637	1,171,867
Nabors Industries Ltd.	113,857	729,823
National Oilwell Varco Inc.	127,607	5,538,144
Natural Gas Services Group Inc.(a)	3,623	85,503
NCS Multistage Holdings Inc.(a)(b)	3,737	54,299
Newpark Resources Inc.(a)	27,703	300,578
Nine Energy Service Inc.(a)	3,651	120,921
Noble Corp. PLC(a)	74,694	472,813
Nuverra Environmental Solutions Inc.(a)	8,096	97,152
Ocean Rig UDW Inc., Class A(a)	18,007	530,846
Oceaneering International Inc.	31,006	789,413
Oil States International Inc.(a)(b)	19,672	631,471
Patterson-UTI Energy Inc.	68,281	1,229,058
PHI Inc., NVS(a)(b)	4,239	43,111
Pioneer Energy Services Corp.(a)	18,765	109,775
Profire Energy Inc.(a)	20,585	69,577
ProPetro Holding Corp.(a)	18,689	293,044
Quintana Energy Services Inc.(a)	10,560	89,443
RigNet Inc.(a)	3,711	38,223
Rowan Companies PLC, Class A(a)	42,294	686,009
RPC Inc.(b)	18,769	273,464
Schlumberger Ltd.	460,841	30,890,172
SEACOR Holdings Inc.(a)	4,705	269,455
SEACOR Marine Holdings Inc.(a)	4,728	109,170
Select Energy Services Inc., Class A(a)	11,177	162,402
Smart Sand Inc.(a)(b)	5,699	30,262
Solaris Oilfield Infrastructure Inc., Class A(a)	5,280	75,451
Superior Energy Services Inc.(a)(b)	48,579	473,159
TETRA Technologies Inc.(a)	36,748	163,529
Tidewater Inc.(a)	7,892	228,316
Transocean Ltd.(a)	142,288	1,912,351
U.S. Silica Holdings Inc.	26,676	685,306
Unit Corp.(a)	17,767	454,125
Weatherford International PLC(a)	330,553	1,087,519
		75,909,995
Equity Real Estate Investment Trusts (REITs) — 3.7%
Acadia Realty Trust	26,139	715,424
Agree Realty Corp.(b)	10,063	531,025
Alexander & Baldwin Inc.	21,188	497,918
Alexander's Inc.	786	300,747
Alexandria Real Estate Equities Inc.	33,215	4,190,737
American Assets Trust Inc.	13,283	508,606

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
American Campus Communities Inc.	44,545	$ 1,910,090
American Homes 4 Rent, Class A	85,819	1,903,465
American Tower Corp.	145,788	21,018,256
Americold Realty Trust	17,369	382,465
Apartment Investment & Management Co., Class A	51,976	2,198,585
Apple Hospitality REIT Inc.	68,863	1,231,270
Armada Hoffler Properties Inc.	13,059	194,579
Ashford Hospitality Trust Inc.	23,094	187,061
AvalonBay Communities Inc.	45,837	7,878,922
Bluerock Residential Growth REIT Inc.(b)	6,113	54,528
Boston Properties Inc.	51,117	6,411,094
Braemar Hotels & Resorts Inc.	9,927	113,366
Brandywine Realty Trust	55,577	938,140
Brixmor Property Group Inc.	100,298	1,748,194
BRT Apartments Corp.	7,258	92,539
Camden Property Trust	29,924	2,726,974
CareTrust REIT Inc.	23,492	392,081
CatchMark Timber Trust Inc., Class A	11,619	147,910
CBL & Associates Properties Inc.(b)	56,867	316,749
Cedar Realty Trust Inc.	27,696	130,725
Chatham Lodging Trust	16,126	342,194
Chesapeake Lodging Trust	19,246	608,943
City Office REIT Inc.	8,684	111,416
Clipper Realty Inc.	1,898	16,209
Colony Capital Inc.(b)	162,346	1,013,039
Columbia Property Trust Inc.	40,261	914,327
Community Healthcare Trust Inc.	7,226	215,841
CoreCivic Inc.	38,192	912,407
CorEnergy Infrastructure Trust Inc.(b)	4,824	181,382
CorePoint Lodging Inc.(a)(b)	14,433	373,815
CoreSite Realty Corp.	11,386	1,261,797
Corporate Office Properties Trust	31,732	919,911
Cousins Properties Inc.	136,368	1,321,406
Crown Castle International Corp.	137,622	14,838,404
CubeSmart	58,665	1,890,186
CyrusOne Inc.	32,536	1,898,801
DCT Industrial Trust Inc.	30,708	2,049,145
DDR Corp.	49,889	893,013
DiamondRock Hospitality Co.	65,643	806,096
Digital Realty Trust Inc.	68,259	7,616,339
Douglas Emmett Inc.	52,640	2,115,075
Duke Realty Corp.	119,874	3,479,942
Easterly Government Properties Inc.	14,673	289,938
EastGroup Properties Inc.	11,400	1,089,384
Education Realty Trust Inc.	26,263	1,089,914
Empire State Realty Trust Inc., Class A	42,740	730,854
EPR Properties	24,475	1,585,735
Equinix Inc.	26,327	11,317,714
Equity Commonwealth(a)	40,272	1,268,568
Equity LifeStyle Properties Inc.	27,769	2,551,971
Equity Residential	118,572	7,551,851
Essex Property Trust Inc.	21,716	5,191,644
Extra Space Storage Inc.	40,948	4,087,020
Farmland Partners Inc.(b)	10,724	94,371
Federal Realty Investment Trust	24,010	3,038,465
First Industrial Realty Trust Inc.	40,029	1,334,567
Forest City Realty Trust Inc., Class A	70,675	1,612,097
Four Corners Property Trust Inc.	19,538	481,221
Franklin Street Properties Corp.(b)	35,173	301,081
Front Yard Residential Corp.	17,386	181,162
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Gaming and Leisure Properties Inc.	67,107	$ 2,402,431
GEO Group Inc. (The)	39,961	1,100,526
Getty Realty Corp.	11,062	311,617
GGP Inc.	206,869	4,226,334
Gladstone Commercial Corp.	7,947	152,741
Gladstone Land Corp.	7,446	94,341
Global Medical REIT Inc.	4,830	42,794
Global Net Lease Inc.	21,804	445,456
Government Properties Income Trust	17,884	283,461
Gramercy Property Trust	52,735	1,440,720
HCP Inc.	156,779	4,048,034
Healthcare Realty Trust Inc.	40,139	1,167,242
Healthcare Trust of America Inc., Class A	67,333	1,815,298
Hersha Hospitality Trust	12,017	257,765
Highwoods Properties Inc.	33,982	1,723,907
Hospitality Properties Trust	53,757	1,537,988
Host Hotels & Resorts Inc.(b)	244,832	5,158,610
Hudson Pacific Properties Inc.	51,258	1,816,071
Independence Realty Trust Inc.	31,047	320,095
Industrial Logistics Properties Trust(b)	6,695	149,633
InfraREIT Inc.(a)	12,393	274,753
Innovative Industrial Properties Inc.	2,752	100,778
Investors Real Estate Trust	39,032	215,847
Invitation Homes Inc.(b)	96,404	2,223,076
Iron Mountain Inc.	94,417	3,305,539
iStar Inc.(a)	19,913	214,861
JBG SMITH Properties	34,034	1,241,220
Jernigan Capital Inc.(b)	3,419	65,166
Kilroy Realty Corp.	32,384	2,449,526
Kimco Realty Corp.	137,326	2,333,169
Kite Realty Group Trust	25,693	438,836
Lamar Advertising Co., Class A	27,831	1,901,136
LaSalle Hotel Properties(b)	37,145	1,271,473
Lexington Realty Trust	71,704	625,976
Liberty Property Trust	48,055	2,130,278
Life Storage Inc.	15,647	1,522,610
LTC Properties Inc.	12,405	530,190
Macerich Co. (The)	44,878	2,550,417
Mack-Cali Realty Corp.	30,182	612,091
MedEquities Realty Trust Inc.	7,300	80,446
Medical Properties Trust Inc.	118,704	1,666,604
Mid-America Apartment Communities Inc.	37,529	3,778,044
Monmouth Real Estate Investment Corp.	27,347	452,046
National Health Investors Inc.	13,067	962,777
National Retail Properties Inc.	50,848	2,235,278
National Storage Affiliates Trust	16,969	522,985
New Senior Investment Group Inc.	24,975	189,061
NexPoint Residential Trust Inc.	5,533	157,414
NorthStar Realty Europe Corp.	19,066	276,266
Omega Healthcare Investors Inc.(b)	63,921	1,981,551
One Liberty Properties Inc.	3,539	93,465
Outfront Media Inc.	44,940	874,083
Paramount Group Inc.	71,361	1,098,959
Park Hotels & Resorts Inc.(b)	66,714	2,043,450
Pebblebrook Hotel Trust(b)	22,516	873,621
Pennsylvania REIT(b)	21,820	239,802
Physicians Realty Trust	56,797	905,344
Piedmont Office Realty Trust Inc., Class A	42,471	846,447
PotlatchDeltic Corp.	20,480	1,041,408
Preferred Apartment Communities Inc., Class A	12,313	209,198

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Prologis Inc.	175,605	$ 11,535,492
PS Business Parks Inc.	6,639	853,111
Public Storage	49,366	11,199,171
QTS Realty Trust Inc., Class A(b)	16,397	647,681
Quality Care Properties Inc.(a)	30,588	657,948
Ramco-Gershenson Properties Trust	21,606	285,415
Rayonier Inc.	41,672	1,612,290
Realty Income Corp.	93,289	5,018,015
Regency Centers Corp.	49,059	3,045,583
Retail Opportunity Investments Corp.	36,416	697,731
Retail Properties of America Inc., Class A	69,878	893,041
Rexford Industrial Realty Inc.	26,748	839,620
RLJ Lodging Trust(b)	57,476	1,267,346
Ryman Hospitality Properties Inc.	14,985	1,246,003
Sabra Health Care REIT Inc.	57,551	1,250,583
Safety Income & Growth Inc.(b)	4,389	83,259
Saul Centers Inc.	4,094	219,357
SBA Communications Corp.(a)(b)	37,828	6,246,159
Select Income REIT	21,955	493,329
Senior Housing Properties Trust	79,385	1,436,075
Seritage Growth Properties, Class A(b)	10,652	451,964
Simon Property Group Inc.	102,407	17,428,647
SL Green Realty Corp.	28,365	2,851,533
Spirit MTA REIT(a)	14,946	153,944
Spirit Realty Capital Inc.	148,056	1,188,890
STAG Industrial Inc.	29,842	812,598
STORE Capital Corp.	56,396	1,545,250
Summit Hotel Properties Inc.	32,559	465,919
Sun Communities Inc.	25,252	2,471,666
Sunstone Hotel Investors Inc.	72,361	1,202,640
Tanger Factory Outlet Centers Inc.(b)	31,192	732,700
Taubman Centers Inc.	19,366	1,137,946
Terreno Realty Corp.	19,210	723,641
Tier REIT Inc.	15,255	362,764
UDR Inc.	87,619	3,289,217
UMH Properties Inc.	12,246	187,976
Uniti Group Inc.(a)(b)	54,257	1,086,768
Universal Health Realty Income Trust	4,165	266,477
Urban Edge Properties	33,346	762,623
Urstadt Biddle Properties Inc., Class A	11,584	262,146
Ventas Inc.	118,231	6,733,255
VEREIT Inc.	323,383	2,405,970
VICI Properties Inc.	90,719	1,872,440
Vornado Realty Trust	57,617	4,259,049
Washington Prime Group Inc.(b)	56,788	460,551
Washington REIT	26,093	791,401
Weingarten Realty Investors	40,439	1,245,926
Welltower Inc.	123,441	7,738,516
Weyerhaeuser Co.	251,566	9,172,096
Whitestone REIT(b)	11,525	143,832
WP Carey Inc.	35,013	2,323,113
Xenia Hotels & Resorts Inc.	34,390	837,740
		342,225,357
Food & Staples Retailing — 1.2%
Andersons Inc. (The)	8,497	290,597
Casey's General Stores Inc.	12,520	1,315,602
Chefs' Warehouse Inc. (The)(a)	6,936	197,676
Costco Wholesale Corp.	145,263	30,357,062
Ingles Markets Inc., Class A	5,382	171,148
Kroger Co. (The)	282,557	8,038,747
Security	Shares	Value
Food & Staples Retailing (continued)
Natural Grocers by Vitamin Cottage Inc.(a)(b)	2,302	$ 29,327
Performance Food Group Co.(a)	33,700	1,236,790
PriceSmart Inc.	7,387	668,523
Rite Aid Corp.(a)(b)	332,716	575,599
Smart & Final Stores Inc.(a)	8,503	47,192
SpartanNash Co.	11,315	288,759
Sprouts Farmers Market Inc.(a)	43,739	965,320
SUPERVALU Inc.(a)(b)	11,492	235,816
Sysco Corp.	158,281	10,809,009
U.S. Foods Holding Corp.(a)	69,875	2,642,672
United Natural Foods Inc.(a)(b)	16,795	716,475
Village Super Market Inc., Class A	1,520	44,779
Walgreens Boots Alliance Inc.	281,263	16,879,999
Walmart Inc.	474,376	40,630,304
Weis Markets Inc.	3,434	183,169
		116,324,565
Food Products — 1.2%
Alico Inc.	1,100	34,870
Archer-Daniels-Midland Co.	185,527	8,502,702
B&G Foods Inc.(b)	21,078	630,232
Bunge Ltd.	46,302	3,227,712
Calavo Growers Inc.	5,266	506,326
Cal-Maine Foods Inc.(a)	10,439	478,628
Campbell Soup Co.	58,694	2,379,455
Conagra Brands Inc.	125,228	4,474,396
Darling Ingredients Inc.(a)	52,131	1,036,364
Dean Foods Co.	30,811	323,824
Farmer Bros. Co.(a)(b)	2,111	64,491
Flowers Foods Inc.	60,102	1,251,925
Fresh Del Monte Produce Inc.	11,260	501,633
Freshpet Inc.(a)(b)	7,614	209,004
General Mills Inc.	196,988	8,718,689
Hain Celestial Group Inc. (The)(a)	33,537	999,403
Hershey Co. (The)	46,190	4,298,441
Hormel Foods Corp.	89,700	3,337,737
Hostess Brands Inc.(a)(b)	33,125	450,500
Ingredion Inc.	23,424	2,593,037
J&J Snack Foods Corp.	5,107	778,664
JM Smucker Co. (The)	36,970	3,973,536
John B Sanfilippo & Son Inc.	2,421	180,244
Kellogg Co.	81,855	5,719,209
Kraft Heinz Co. (The)	199,922	12,559,100
Lamb Weston Holdings Inc.	49,041	3,359,799
Lancaster Colony Corp.	6,422	888,933
Landec Corp.(a)	7,992	119,081
Limoneira Co.	2,381	58,596
McCormick & Co. Inc./MD, NVS	40,381	4,687,830
Mondelez International Inc., Class A	479,935	19,677,335
Pilgrim's Pride Corp.(a)	18,654	375,505
Pinnacle Foods Inc.	40,044	2,605,263
Post Holdings Inc.(a)(b)	21,627	1,860,355
Sanderson Farms Inc.	6,432	676,325
Seaboard Corp.	73	289,280
Seneca Foods Corp., Class A(a)	2,659	71,793
Simply Good Foods Co. (The)(a)	19,874	286,981
Tootsie Roll Industries Inc.(b)	6,924	213,605
TreeHouse Foods Inc.(a)	17,916	940,769
Tyson Foods Inc., Class A	96,601	6,650,979
		109,992,551

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities — 0.2%
Atmos Energy Corp.	35,991	$ 3,244,229
Chesapeake Utilities Corp.	5,685	454,516
National Fuel Gas Co.	26,376	1,396,873
New Jersey Resources Corp.	28,080	1,256,580
Northwest Natural Gas Co.	9,554	609,545
ONE Gas Inc.	17,040	1,273,570
RGC Resources Inc.	3,133	91,421
South Jersey Industries Inc.	26,086	873,098
Southwest Gas Holdings Inc.	15,384	1,173,338
Spire Inc.	15,851	1,119,873
UGI Corp.	57,884	3,014,020
WGL Holdings Inc.	16,922	1,501,827
		16,008,890
Health Care Equipment & Supplies — 3.0%
Abaxis Inc.	6,735	559,072
Abbott Laboratories	568,860	34,694,771
ABIOMED Inc.(a)	14,014	5,732,427
Accuray Inc.(a)(b)	22,025	90,303
Align Technology Inc.(a)	26,414	9,037,286
AngioDynamics Inc.(a)	12,756	283,693
Anika Therapeutics Inc.(a)(b)	5,047	161,504
Antares Pharma Inc.(a)	46,853	120,881
AtriCure Inc.(a)(b)	12,351	334,095
Atrion Corp.	398	238,561
Avanos Medical Inc.	15,118	865,505
AxoGen Inc.(a)	10,379	521,545
Baxter International Inc.	166,427	12,288,970
Becton Dickinson and Co.	87,961	21,071,937
Boston Scientific Corp.(a)	455,544	14,896,289
Cantel Medical Corp.	12,461	1,225,664
Cardiovascular Systems Inc.(a)(b)	9,453	305,710
Cerus Corp.(a)	48,522	323,642
CONMED Corp.	8,817	645,404
Cooper Companies Inc. (The)(b)	16,255	3,827,240
CryoLife Inc.(a)	10,203	284,154
CryoPort Inc.(a)(b)	8,284	130,722
Cutera Inc.(a)	5,052	203,596
CytoSorbents Corp.(a)	9,356	106,658
Danaher Corp.	205,039	20,233,249
DENTSPLY SIRONA Inc.	75,939	3,323,850
DexCom Inc.(a)	28,991	2,753,565
Edwards Lifesciences Corp.(a)	69,876	10,171,849
Endologix Inc.(a)(b)	27,123	153,516
FONAR Corp.(a)(b)	3,013	79,995
GenMark Diagnostics Inc.(a)	14,543	92,784
Glaukos Corp.(a)(b)	9,327	379,049
Globus Medical Inc., Class A(a)	23,055	1,163,355
Haemonetics Corp.(a)	18,107	1,623,836
Helius Medical Technologies Inc.(a)(b)	7,991	76,074
Heska Corp.(a)	2,365	245,463
Hill-Rom Holdings Inc.	22,025	1,923,663
Hologic Inc.(a)	91,849	3,650,998
ICU Medical Inc.(a)	5,107	1,499,671
IDEXX Laboratories Inc.(a)	28,654	6,244,853
Inogen Inc.(a)	5,825	1,085,372
Insulet Corp.(a)	18,893	1,619,130
Integer Holdings Corp.(a)	10,224	660,982
Integra LifeSciences Holdings Corp.(a)(b)	24,147	1,555,308
IntriCon Corp.(a)(b)	2,295	92,489
Intuitive Surgical Inc.(a)	37,348	17,870,271
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Invacare Corp.(b)	9,959	$ 185,237
iRadimed Corp.(a)(b)	5,017	104,103
iRhythm Technologies Inc.(a)(b)	7,838	635,897
K2M Group Holdings Inc.(a)	13,283	298,868
Lantheus Holdings Inc.(a)	8,464	123,151
LeMaitre Vascular Inc.	5,920	198,202
LivaNova PLC(a)	15,843	1,581,448
Masimo Corp.(a)	15,273	1,491,408
Medtronic PLC	449,895	38,515,511
Meridian Bioscience Inc.	12,643	201,024
Merit Medical Systems Inc.(a)	15,794	808,653
Natus Medical Inc.(a)	11,109	383,260
Neogen Corp.(a)	16,222	1,300,842
Nevro Corp.(a)(b)	9,043	722,084
Novocure Ltd.(a)	23,700	741,810
NuVasive Inc.(a)	16,506	860,293
Nuvectra Corp.(a)	4,587	94,171
NxStage Medical Inc.(a)	22,010	614,079
OraSure Technologies Inc.(a)	20,471	337,157
Orthofix International NV(a)	5,766	327,624
OrthoPediatrics Corp.(a)(b)	3,553	94,652
Oxford Immunotec Global PLC(a)	9,278	119,593
Penumbra Inc.(a)	10,033	1,386,059
Pulse Biosciences Inc.(a)(b)	3,003	45,465
Quidel Corp.(a)(b)	10,820	719,530
ResMed Inc.	46,195	4,784,878
Rockwell Medical Inc.(a)(b)	16,905	83,342
RTI Surgical Inc.(a)	17,616	81,034
SeaSpine Holdings Corp.(a)	7,222	91,142
Senseonics Holdings Inc.(a)(b)	21,938	90,165
Sientra Inc.(a)	5,505	107,403
STAAR Surgical Co.(a)	14,238	441,378
STERIS PLC	28,297	2,971,468
Stryker Corp.	113,359	19,141,801
Surmodics Inc.(a)	4,767	263,138
Tactile Systems Technology Inc.(a)(b)	5,875	305,500
Tandem Diabetes Care Inc.(a)	14,716	324,046
Teleflex Inc.	14,897	3,995,524
TransEnterix Inc.(a)(b)	51,543	224,727
Utah Medical Products Inc.	1,055	116,208
Varex Imaging Corp.(a)(b)	12,350	458,061
Varian Medical Systems Inc.(a)	30,880	3,511,674
ViewRay Inc.(a)(b)	14,806	102,458
West Pharmaceutical Services Inc.	24,580	2,440,548
Wright Medical Group NV(a)(b)	35,511	921,866
Zimmer Biomet Holdings Inc.	67,064	7,473,612
		284,269,045
Health Care Providers & Services — 2.9%
AAC Holdings Inc.(a)	1,821	17,063
Acadia Healthcare Co. Inc.(a)(b)	28,718	1,174,853
Addus HomeCare Corp.(a)(b)	3,248	185,948
Aetna Inc.	106,123	19,473,571
Amedisys Inc.(a)	9,195	785,805
American Renal Associates Holdings Inc.(a)(b)	2,722	42,926
AmerisourceBergen Corp.	53,081	4,526,217
AMN Healthcare Services Inc.(a)(b)	16,271	953,481
Anthem Inc.	85,282	20,299,674
Apollo Medical Holdings Inc.(a)(b)	8,163	211,095
BioScrip Inc.(a)(b)	56,317	165,009
BioTelemetry Inc.(a)(b)	11,350	510,750

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Brookdale Senior Living Inc.(a)(b)	61,921	$ 562,862
Capital Senior Living Corp.(a)(b)	8,862	94,558
Cardinal Health Inc.	103,222	5,040,330
Centene Corp.(a)	67,396	8,303,861
Chemed Corp.	5,326	1,713,960
Cigna Corp.	78,954	13,418,232
Civitas Solutions Inc.(a)	3,568	58,515
Community Health Systems Inc.(a)(b)	37,211	123,541
CorVel Corp.(a)	3,724	201,096
Cross Country Healthcare Inc.(a)	15,001	168,761
CVS Health Corp.	337,878	21,742,449
DaVita Inc.(a)	44,999	3,124,731
Diplomat Pharmacy Inc.(a)	15,791	403,618
Encompass Health Corp.	32,348	2,190,607
Ensign Group Inc. (The)	17,164	614,815
Envision Healthcare Corp.(a)	40,449	1,780,161
Express Scripts Holding Co.(a)	186,624	14,409,239
Genesis Healthcare Inc.(a)(b)	17,584	40,267
HCA Healthcare Inc.	92,059	9,445,253
HealthEquity Inc.(a)	17,862	1,341,436
Henry Schein Inc.(a)	51,874	3,768,127
Humana Inc.	45,935	13,671,634
Kindred Healthcare Inc.(a)	26,256	236,304
Laboratory Corp. of America Holdings(a)	34,162	6,133,104
LHC Group Inc.(a)(b)	9,220	789,140
LifePoint Health Inc.(a)(b)	12,990	633,912
Magellan Health Inc.(a)	8,270	793,507
McKesson Corp.	68,472	9,134,165
MEDNAX Inc.(a)	30,324	1,312,423
Molina Healthcare Inc.(a)(b)	20,493	2,007,084
National HealthCare Corp.	3,319	233,591
National Research Corp.	2,368	88,563
Owens & Minor Inc.	19,633	328,067
Patterson Companies Inc.	26,895	609,710
PetIQ Inc.(a)(b)	3,319	89,148
Premier Inc., Class A(a)(b)	17,256	627,773
Providence Service Corp. (The)(a)	3,791	297,783
Quest Diagnostics Inc.	45,812	5,036,571
Quorum Health Corp.(a)	18,416	92,080
R1 RCM Inc.(a)	32,657	283,463
RadNet Inc.(a)	10,124	151,860
Select Medical Holdings Corp.(a)	33,288	604,177
Surgery Partners Inc.(a)	4,911	73,174
Tenet Healthcare Corp.(a)	25,993	872,585
Tivity Health Inc.(a)(b)	12,472	439,014
Triple-S Management Corp., Class B(a)	7,637	298,301
U.S. Physical Therapy Inc.	3,648	350,208
UnitedHealth Group Inc.	317,827	77,975,676
Universal Health Services Inc., Class B	28,334	3,157,541
WellCare Health Plans Inc.(a)	13,353	3,288,043
		266,501,412
Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)	59,021	708,252
athenahealth Inc.(a)	12,945	2,060,067
Castlight Health Inc., Class B(a)(b)	13,332	56,661
Cerner Corp.(a)	105,276	6,294,452
Computer Programs & Systems Inc.(b)	3,425	112,683
Cotiviti Holdings Inc.(a)	11,948	527,265
Evolent Health Inc., Class A(a)	21,602	454,722
HealthStream Inc.	8,716	238,034
Security	Shares	Value
Health Care Technology (continued)
HMS Holdings Corp.(a)	26,535	$ 573,687
Inovalon Holdings Inc., Class A(a)(b)	18,597	184,575
Inspire Medical Systems Inc.(a)	2,582	92,074
Medidata Solutions Inc.(a)	18,682	1,505,022
NantHealth Inc.(a)(b)	2,153	7,126
Omnicell Inc.(a)(b)	13,250	694,963
Quality Systems Inc.(a)	16,528	322,296
Simulations Plus Inc.	3,583	79,722
Tabula Rasa HealthCare Inc.(a)	5,720	365,108
Teladoc Inc.(a)	19,717	1,144,572
Veeva Systems Inc., Class A(a)	39,851	3,062,948
Vocera Communications Inc.(a)(b)	9,869	294,984
		18,779,213
Hotels, Restaurants & Leisure — 2.0%
Aramark	81,845	3,036,450
BBX Capital Corp.	21,626	195,283
Belmond Ltd., Class A(a)	30,240	337,176
Biglari Holdings Inc., Class A(a)	27	25,650
Biglari Holdings Inc., Class B, NVS(a)(b)	280	51,377
BJ's Restaurants Inc.	7,631	457,860
Bloomin' Brands Inc.	28,902	580,930
Bluegreen Vacations Corp.(b)	4,642	110,480
Bojangles' Inc.(a)(b)	3,429	49,378
Boyd Gaming Corp.	26,452	916,826
Brinker International Inc.	16,106	766,646
Caesars Entertainment Corp.(a)	198,032	2,118,942
Carnival Corp.	134,738	7,721,835
Carrols Restaurant Group Inc.(a)	13,877	206,073
Century Casinos Inc.(a)	6,845	59,894
Cheesecake Factory Inc. (The)	14,623	805,142
Chipotle Mexican Grill Inc.(a)	8,216	3,544,136
Choice Hotels International Inc.	10,633	803,855
Churchill Downs Inc.	3,866	1,146,269
Chuy's Holdings Inc.(a)	4,902	150,491
Cracker Barrel Old Country Store Inc.(b)	6,460	1,009,117
Darden Restaurants Inc.	41,798	4,474,894
Dave & Buster's Entertainment Inc.(a)	12,488	594,429
Del Frisco's Restaurant Group Inc.(a)	7,139	89,951
Del Taco Restaurants Inc.(a)	13,449	190,707
Denny's Corp.(a)	21,908	348,994
Dine Brands Global Inc.	5,704	426,659
Domino's Pizza Inc.	13,993	3,948,405
Drive Shack Inc.(a)	18,542	143,144
Dunkin' Brands Group Inc.	27,487	1,898,527
El Pollo Loco Holdings Inc.(a)	9,215	105,051
Eldorado Resorts Inc.(a)	21,725	849,448
Empire Resorts Inc.(a)(b)	935	18,513
Extended Stay America Inc.	62,985	1,361,106
Fiesta Restaurant Group Inc.(a)	9,036	259,333
Golden Entertainment Inc.(a)	6,611	178,431
Habit Restaurants Inc. (The), Class A(a)(b)	4,178	41,780
Hilton Grand Vacations Inc.(a)	30,177	1,047,142
Hilton Worldwide Holdings Inc.	91,846	7,270,529
Hyatt Hotels Corp., Class A	15,291	1,179,701
ILG Inc.	34,669	1,145,117
International Game Technology PLC	36,481	847,818
International Speedway Corp., Class A	7,918	353,935
J Alexander's Holdings Inc.(a)	4,762	53,096
Jack in the Box Inc.	9,447	804,129
Las Vegas Sands Corp.	118,682	9,062,558

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Lindblad Expeditions Holdings Inc.(a)	4,700	$ 62,275
Marriott International Inc./MD, Class A	97,329	12,321,851
Marriott Vacations Worldwide Corp.	7,016	792,527
McDonald's Corp.	261,339	40,949,208
MGM Resorts International	172,496	5,007,559
Monarch Casino & Resort Inc.(a)	4,525	199,326
Nathan's Famous Inc.	1,001	94,194
Noodles & Co.(a)(b)	3,836	47,183
Norwegian Cruise Line Holdings Ltd.(a)	68,154	3,220,276
Papa John's International Inc.	8,816	447,148
Penn National Gaming Inc.(a)	19,968	670,725
Pinnacle Entertainment Inc.(a)	16,802	566,731
Planet Fitness Inc., Class A(a)	29,718	1,305,809
PlayAGS Inc.(a)	4,385	118,702
Potbelly Corp.(a)(b)	8,999	116,537
RCI Hospitality Holdings Inc.	3,633	114,984
Red Lion Hotels Corp.(a)	4,556	53,077
Red Robin Gourmet Burgers Inc.(a)	4,549	211,983
Red Rock Resorts Inc., Class A	22,133	741,456
Royal Caribbean Cruises Ltd.	56,034	5,805,122
Ruth's Hospitality Group Inc.	10,554	296,040
Scientific Games Corp./DE, Class A(a)	17,082	839,580
SeaWorld Entertainment Inc.(a)(b)	20,862	455,209
Shake Shack Inc., Class A(a)	7,137	472,327
Six Flags Entertainment Corp.	23,697	1,659,975
Sonic Corp.	12,016	413,591
Speedway Motorsports Inc.	3,535	61,368
Starbucks Corp.	446,664	21,819,536
Texas Roadhouse Inc.	21,882	1,433,490
Town Sports International Holdings Inc.(a)	8,163	118,772
Vail Resorts Inc.	13,442	3,685,662
Wendy's Co. (The)	60,513	1,039,613
Wingstop Inc.(b)	9,453	492,690
Wyndham Destinations Inc.	32,370	1,433,020
Wyndham Hotels & Resorts Inc.	33,016	1,942,331
Wynn Resorts Ltd.	34,149	5,714,494
Yum China Holdings Inc.	123,268	4,740,887
Yum! Brands Inc.	107,496	8,408,337
Zoe's Kitchen Inc.(a)(b)	5,797	56,579
		188,717,381
Household Durables — 0.5%
AV Homes Inc.(a)	3,052	65,313
Bassett Furniture Industries Inc.	3,113	85,763
Beazer Homes USA Inc.(a)	12,372	182,487
Cavco Industries Inc.(a)	3,072	637,901
Century Communities Inc.(a)	8,566	270,257
DR Horton Inc.	114,629	4,699,789
Ethan Allen Interiors Inc.	7,642	187,229
Flexsteel Industries Inc.	2,655	105,934
Garmin Ltd.	37,806	2,306,166
GoPro Inc., Class A(a)(b)	34,953	225,097
Green Brick Partners Inc.(a)(b)	4,481	43,914
Hamilton Beach Brands Holding Co., Class A	3,158	91,740
Helen of Troy Ltd.(a)(b)	9,339	919,425
Hooker Furniture Corp.	3,181	149,189
Hovnanian Enterprises Inc., Class A(a)(b)	31,443	51,252
Installed Building Products Inc.(a)	7,633	431,646
iRobot Corp.(a)(b)	9,112	690,416
KB Home	29,056	791,485
La-Z-Boy Inc.	16,002	489,661
Security	Shares	Value
Household Durables (continued)
Leggett & Platt Inc.	43,406	$ 1,937,644
Lennar Corp., Class A	94,021	4,936,102
Lennar Corp., Class B	4,623	197,356
LGI Homes Inc.(a)(b)	6,257	361,217
Lifetime Brands Inc.	2,631	33,282
M/I Homes Inc.(a)	9,119	241,471
MDC Holdings Inc.	15,961	491,120
Meritage Homes Corp.(a)	12,857	565,065
Mohawk Industries Inc.(a)	20,765	4,449,317
New Home Co. Inc. (The)(a)(b)	2,546	25,384
Newell Brands Inc.	149,823	3,863,935
NVR Inc.(a)	1,051	3,121,838
PICO Holdings Inc.	6,531	76,086
PulteGroup Inc.	88,942	2,557,082
Purple Innovation Inc.(a)	11,691	99,373
Roku Inc.(a)	14,327	610,617
Skyline Champion Corp.	2,925	102,492
Taylor Morrison Home Corp., Class A(a)	36,526	759,010
Tempur Sealy International Inc.(a)(b)	15,187	729,735
Toll Brothers Inc.	47,494	1,756,803
TopBuild Corp.(a)	11,970	937,730
TRI Pointe Group Inc.(a)	50,154	820,519
Tupperware Brands Corp.	16,882	696,214
Turtle Beach Corp.(a)(b)	4,336	88,108
Universal Electronics Inc.(a)	4,554	150,510
Vuzix Corp.(a)(b)	13,118	97,729
Whirlpool Corp.	23,285	3,404,966
William Lyon Homes, Class A(a)	11,083	257,126
ZAGG Inc.(a)	9,180	158,814
		45,951,309
Household Products — 1.2%
Central Garden & Pet Co.(a)	3,276	142,440
Central Garden & Pet Co., Class A, NVS(a)	11,768	476,251
Church & Dwight Co. Inc.	81,169	4,314,944
Clorox Co. (The)	43,235	5,847,534
Colgate-Palmolive Co.	283,308	18,361,192
Energizer Holdings Inc.	19,099	1,202,473
HRG Group Inc.(a)(b)	37,573	491,831
Kimberly-Clark Corp.	115,770	12,195,212
Oil-Dri Corp. of America	1,410	59,417
Procter & Gamble Co. (The)	837,069	65,341,606
Spectrum Brands Holdings Inc.(b)	8,129	663,489
WD-40 Co.	4,861	710,921
		109,807,310
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	220,001	2,950,213
Atlantic Power Corp.(a)	35,325	77,715
NRG Energy Inc.	104,450	3,206,615
NRG Yield Inc., Class A	10,385	177,064
NRG Yield Inc., Class C	19,493	335,280
Ormat Technologies Inc.	13,799	733,969
Pattern Energy Group Inc., Class A	26,142	490,162
TerraForm Power Inc., Class A	17,717	207,289
Vistra Energy Corp.(a)	136,080	3,219,653
		11,397,960
Industrial Conglomerates — 1.3%
3M Co.	191,777	37,726,372
Carlisle Companies Inc.	20,285	2,197,068
General Electric Co.	2,866,089	39,007,471

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial Conglomerates (continued)
Honeywell International Inc.	247,808	$ 35,696,742
Raven Industries Inc.	11,279	433,678
Roper Technologies Inc.	33,671	9,290,166
		124,351,497
Insurance — 2.6%
Aflac Inc.	255,097	10,974,273
Alleghany Corp.	4,811	2,766,181
Allstate Corp. (The)	116,656	10,647,193
Ambac Financial Group Inc.(a)	10,524	208,901
American Equity Investment Life Holding Co.	28,347	1,020,492
American Financial Group Inc./OH	23,078	2,476,962
American International Group Inc.	300,218	15,917,558
American National Insurance Co.	2,240	267,882
AMERISAFE Inc.	5,221	301,513
AmTrust Financial Services Inc.	36,525	532,169
Aon PLC	81,073	11,120,783
Arch Capital Group Ltd.(a)	128,577	3,402,147
Argo Group International Holdings Ltd.	10,305	599,236
Arthur J Gallagher & Co.	59,899	3,910,207
Aspen Insurance Holdings Ltd.	19,851	807,936
Assurant Inc.	17,701	1,831,876
Assured Guaranty Ltd.	38,330	1,369,531
Athene Holding Ltd., Class A, NVS(a)	52,726	2,311,508
Axis Capital Holdings Ltd.	27,776	1,544,901
Baldwin & Lyons Inc., Class B	2,677	65,319
Brighthouse Financial Inc.(a)	39,870	1,597,591
Brown & Brown Inc.	76,586	2,123,730
Chubb Ltd.	154,058	19,568,447
Cincinnati Financial Corp.	50,666	3,387,529
Citizens Inc./TX(a)(b)	11,824	92,109
CNA Financial Corp.	8,173	373,343
CNO Financial Group Inc.	49,257	937,853
Crawford & Co., Class B	6,631	57,358
Donegal Group Inc., Class A	2,327	31,670
eHealth Inc.(a)	6,513	143,937
EMC Insurance Group Inc.	2,059	57,199
Employers Holdings Inc.	10,234	411,407
Enstar Group Ltd.(a)	3,579	741,927
Erie Indemnity Co., Class A, NVS	7,944	931,513
Everest Re Group Ltd.	13,695	3,156,424
FBL Financial Group Inc., Class A	3,087	243,101
FedNat Holding Co.	3,484	80,376
First American Financial Corp.	31,866	1,648,110
FNF Group	86,533	3,255,371
Genworth Financial Inc., Class A(a)	165,616	745,272
Global Indemnity Ltd.	3,224	125,672
Goosehead Insurance Inc., Class A(a)	3,573	89,182
Greenlight Capital Re Ltd., Class A(a)	8,792	124,846
Hallmark Financial Services Inc.(a)	4,472	44,631
Hanover Insurance Group Inc. (The)	13,843	1,655,069
Hartford Financial Services Group Inc. (The)	117,438	6,004,605
HCI Group Inc.	3,528	146,659
Health Insurance Innovations Inc., Class A(a)	3,635	117,592
Heritage Insurance Holdings Inc.	7,262	121,058
Horace Mann Educators Corp.	12,557	560,042
Independence Holding Co.	2,402	79,867
Infinity Property & Casualty Corp.	3,550	505,343
Investors Title Co.	389	71,833
James River Group Holdings Ltd.	8,980	352,824
Kemper Corp.	11,895	899,857
Security	Shares	Value
Insurance (continued)
Kingstone Companies Inc.	5,342	$ 90,280
Kinsale Capital Group Inc.	6,523	357,852
Lincoln National Corp.	72,286	4,499,804
Loews Corp.	93,460	4,512,249
Maiden Holdings Ltd.	20,324	157,511
Markel Corp.(a)	4,558	4,942,467
Marsh & McLennan Companies Inc.	168,587	13,819,076
MBIA Inc.(a)(b)	29,251	264,429
Mercury General Corp.	8,877	404,436
MetLife Inc.	286,944	12,510,758
National General Holdings Corp.	20,334	535,394
National Western Life Group Inc., Class A	794	243,964
Navigators Group Inc. (The)	5,732	326,724
NI Holdings Inc.(a)	4,614	78,207
Old Republic International Corp.	94,012	1,871,779
Primerica Inc.	13,527	1,347,289
Principal Financial Group Inc.	93,930	4,973,593
ProAssurance Corp.	17,106	606,408
Progressive Corp. (The)	193,297	11,433,518
Prudential Financial Inc.	139,549	13,049,227
Reinsurance Group of America Inc.	20,845	2,782,391
RenaissanceRe Holdings Ltd.	13,332	1,604,106
RLI Corp.	12,263	811,688
Safety Insurance Group Inc.	4,761	406,589
Selective Insurance Group Inc.	18,469	1,015,795
State Auto Financial Corp.	4,678	139,919
Stewart Information Services Corp.	7,720	332,500
Third Point Reinsurance Ltd.(a)	32,043	400,538
Tiptree Inc.(b)	13,812	93,922
Torchmark Corp.	35,000	2,849,350
Travelers Companies Inc. (The)	89,713	10,975,488
Trupanion Inc.(a)(b)	7,290	281,394
United Fire Group Inc.	5,175	282,089
United Insurance Holdings Corp.	4,713	92,281
Universal Insurance Holdings Inc.	11,211	393,506
Unum Group	69,577	2,573,653
Validus Holdings Ltd.	25,792	1,743,539
White Mountains Insurance Group Ltd.	1,018	922,929
Willis Towers Watson PLC	43,723	6,628,407
WMIH Corp.(a)	65,154	87,306
WR Berkley Corp.	32,180	2,330,154
XL Group Ltd.	83,797	4,688,442
		240,020,866
Internet & Direct Marketing Retail — 3.6%
1-800-Flowers.com Inc., Class A(a)	7,904	99,195
Amazon.com Inc.(a)	135,176	229,772,165
Booking Holdings Inc.(a)	15,993	32,419,251
Duluth Holdings Inc., Class B(a)(b)	2,386	56,763
Expedia Group Inc.	40,625	4,882,719
Gaia Inc.(a)	4,361	88,310
Groupon Inc.(a)(b)	145,509	625,689
Lands' End Inc.(a)	4,618	128,842
Liberty Expedia Holdings Inc., Class A(a)	17,245	757,745
Liberty TripAdvisor Holdings Inc., Class A(a)	22,610	364,021
Netflix Inc.(a)	138,540	54,228,712
Nutrisystem Inc.	10,444	402,094
Overstock.com Inc.(a)	5,539	186,387
PetMed Express Inc.	6,040	266,062
Qurate Retail Inc.(a)	147,127	3,122,035
Shutterfly Inc.(a)	10,539	948,826

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
TripAdvisor Inc.(a)(b)	34,566	$ 1,925,672
Wayfair Inc., Class A(a)	18,603	2,209,292
		332,483,780
Internet Software & Services — 4.9%
2U Inc.(a)(b)	18,014	1,505,250
Akamai Technologies Inc.(a)	55,460	4,061,336
Alarm.com Holdings Inc.(a)	10,167	410,543
Alphabet Inc., Class A(a)	99,375	112,213,256
Alphabet Inc., Class C, NVS(a)	101,244	112,952,869
Alteryx Inc., Class A(a)(b)	7,733	295,091
Amber Road Inc.(a)	2,687	25,285
Appfolio Inc., Class A(a)(b)	3,905	238,791
Apptio Inc., Class A(a)(b)	11,124	402,689
Benefitfocus Inc.(a)(b)	5,668	190,445
Blucora Inc.(a)	16,374	605,838
Box Inc., Class A(a)	41,985	1,049,205
Brightcove Inc.(a)	8,768	84,611
Carbonite Inc.(a)	7,665	267,509
Cardlytics Inc.(a)	3,815	83,014
Care.com Inc.(a)	3,659	76,400
Cargurus Inc.(a)	16,223	563,587
Cars.com Inc.(a)	23,400	664,326
ChannelAdvisor Corp.(a)	6,194	87,026
Cision Ltd.(a)	12,916	193,094
Cloudera Inc.(a)	31,987	436,303
Cornerstone OnDemand Inc.(a)	18,424	873,850
Coupa Software Inc.(a)(b)	17,548	1,092,188
DocuSign Inc.(a)	8,301	439,538
eBay Inc.(a)	310,805	11,269,789
eGain Corp.(a)	7,361	111,151
Endurance International Group Holdings Inc.(a)	17,916	178,264
Envestnet Inc.(a)(b)	14,177	779,026
Etsy Inc.(a)	40,922	1,726,499
Facebook Inc., Class A(a)	790,686	153,646,104
Five9 Inc.(a)(b)	17,009	588,001
Fusion Connect Inc.(a)(b)	25,171	99,174
GoDaddy Inc., Class A(a)	49,705	3,509,173
Gogo Inc.(a)(b)	17,103	83,121
GrubHub Inc.(a)(b)	30,091	3,156,847
GTT Communications Inc.(a)	10,232	460,440
Hortonworks Inc.(a)	22,638	412,464
IAC/InterActiveCorp.(a)	24,732	3,771,383
Instructure Inc.(a)(b)	10,331	439,584
Internap Corp.(a)(b)	6,538	68,126
j2 Global Inc.	15,333	1,327,991
Leaf Group Ltd.(a)(b)	10,481	113,719
Limelight Networks Inc.(a)	36,896	164,925
Liquidity Services Inc.(a)	7,160	46,898
LivePerson Inc.(a)	17,034	359,417
LogMeIn Inc.	17,130	1,768,672
Match Group Inc.(a)(b)	17,143	664,120
Meet Group Inc. (The)(a)(b)	13,316	59,656
MINDBODY Inc., Class A(a)	15,135	584,211
New Relic Inc.(a)	14,625	1,471,129
NIC Inc.	19,856	308,761
Nutanix Inc., Class A(a)	37,034	1,909,843
Okta Inc.(a)	28,572	1,439,172
Pandora Media Inc.(a)(b)	86,779	683,819
Q2 Holdings Inc.(a)	11,057	630,802
QuinStreet Inc.(a)(b)	10,162	129,057
Security	Shares	Value
Internet Software & Services (continued)
Quotient Technology Inc.(a)(b)	25,405	$ 332,805
Reis Inc.	2,503	54,565
Remark Holdings Inc.(a)	19,292	75,432
SendGrid Inc.(a)	2,760	73,195
ShotSpotter Inc.(a)	2,387	90,539
Shutterstock Inc.(a)(b)	5,949	282,340
SPS Commerce Inc.(a)	5,716	420,012
Stamps.com Inc.(a)	5,727	1,449,217
TechTarget Inc.(a)	5,015	142,426
Telaria Inc.(a)	22,273	89,983
Trade Desk Inc. (The), Class A(a)(b)	10,397	975,239
Travelzoo(a)	5,824	99,590
TrueCar Inc.(a)	30,178	304,496
Tucows Inc., Class A(a)(b)	2,969	180,070
Twilio Inc., Class A(a)	23,867	1,337,029
Twitter Inc.(a)	235,067	10,265,376
VeriSign Inc.(a)	34,962	4,804,478
Veritone Inc.(a)(b)	3,892	65,463
Web.com Group Inc.(a)	12,565	324,805
XO Group Inc.(a)	8,163	261,216
Yelp Inc.(a)	25,741	1,008,532
Yext Inc.(a)	26,788	518,080
Zillow Group Inc., Class A(a)	18,463	1,103,164
Zillow Group Inc., Class C, NVS(a)	37,878	2,237,075
		457,268,509
IT Services — 4.4%
Accenture PLC, Class A	213,776	34,971,616
Acxiom Corp.(a)	26,375	789,931
Alliance Data Systems Corp.	16,327	3,807,456
Amdocs Ltd.	47,814	3,164,809
Automatic Data Processing Inc.	146,432	19,642,388
Black Knight Inc.(a)	46,647	2,497,947
Booz Allen Hamilton Holding Corp.	48,010	2,099,477
Broadridge Financial Solutions Inc.	39,401	4,535,055
CACI International Inc., Class A(a)	8,137	1,371,491
Cardtronics PLC, Class A(a)(b)	13,964	337,650
Cass Information Systems Inc.	3,575	246,031
Cognizant Technology Solutions Corp., Class A	193,973	15,321,927
Conduent Inc.(a)(b)	64,811	1,177,616
ConvergeOne Holdings Inc.(b)	10,371	97,384
Convergys Corp.	32,009	782,300
CoreLogic Inc./U.S.(a)	27,697	1,437,474
CSG Systems International Inc.	10,425	426,070
DXC Technology Co.	94,342	7,604,909
EPAM Systems Inc.(a)	16,235	2,018,498
Euronet Worldwide Inc.(a)	16,798	1,407,168
Everi Holdings Inc.(a)	20,755	149,436
EVERTEC Inc.	20,218	441,763
Exela Technologies Inc.(a)(b)	18,794	89,271
ExlService Holdings Inc.(a)	10,101	571,818
Fidelity National Information Services Inc.	109,731	11,634,778
First Data Corp., Class A(a)	157,153	3,289,212
Fiserv Inc.(a)	136,055	10,080,315
FleetCor Technologies Inc.(a)(b)	29,528	6,220,073
Gartner Inc.(a)(b)	29,420	3,909,918
Genpact Ltd.	49,953	1,445,140
Global Payments Inc.	52,758	5,881,989
Hackett Group Inc. (The)	7,737	124,334
Information Services Group Inc.(a)	10,018	41,074
International Business Machines Corp.	305,461	42,672,902

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Jack Henry & Associates Inc.	26,040	$ 3,394,574
Leidos Holdings Inc.	46,655	2,752,645
ManTech International Corp./VA, Class A	8,930	479,005
Mastercard Inc., Class A	305,463	60,029,589
MAXIMUS Inc.	20,840	1,294,372
MoneyGram International Inc.(a)	9,541	63,829
Paychex Inc.	107,343	7,336,894
PayPal Holdings Inc.(a)	394,976	32,889,652
Perficient Inc.(a)	9,991	263,463
Perspecta Inc.	47,376	973,577
PFSweb Inc.(a)	9,039	87,859
Presidio Inc.(a)	12,198	159,794
PRGX Global Inc.(a)	10,607	102,888
Sabre Corp.	78,236	1,927,735
Science Applications International Corp.	14,116	1,142,408
ServiceSource International Inc.(a)	18,689	73,635
Square Inc., Class A(a)	95,003	5,855,985
Switch Inc., Class A(b)	11,850	144,214
Sykes Enterprises Inc.(a)	11,846	340,928
Syntel Inc.(a)	11,298	362,553
Teradata Corp.(a)	39,479	1,585,082
Total System Services Inc.	60,644	5,125,631
Travelport Worldwide Ltd.	38,760	718,610
TTEC Holdings Inc.	5,816	200,943
Unisys Corp.(a)(b)	16,799	216,707
Virtusa Corp.(a)	9,651	469,811
Visa Inc., Class A	594,437	78,733,181
Western Union Co. (The)	154,736	3,145,783
WEX Inc.(a)	13,691	2,607,862
Worldpay Inc., Class A(a)	97,001	7,932,742
		410,701,171
Leisure Products — 0.1%
Acushnet Holdings Corp.	11,750	287,405
American Outdoor Brands Corp.(a)	18,730	225,322
Brunswick Corp./DE	29,228	1,884,621
Callaway Golf Co.	29,582	561,171
Clarus Corp.(a)	12,835	105,889
Escalade Inc.	3,112	43,879
Hasbro Inc.	37,437	3,455,810
Johnson Outdoors Inc., Class A	1,908	161,283
Malibu Boats Inc., Class A(a)(b)	5,901	247,488
Marine Products Corp.	1,471	26,154
Mattel Inc.(b)	113,734	1,867,512
MCBC Holdings Inc.(a)	6,618	191,591
Nautilus Inc.(a)	9,461	148,538
Polaris Industries Inc.	19,456	2,377,134
Sturm Ruger & Co. Inc.	5,314	297,584
Vista Outdoor Inc.(a)	19,757	306,036
		12,187,417
Life Sciences Tools & Services — 0.9%
Accelerate Diagnostics Inc.(a)(b)	6,899	153,848
Agilent Technologies Inc.	107,215	6,630,176
Bio-Rad Laboratories Inc., Class A(a)	6,964	2,009,393
Bio-Techne Corp.	12,272	1,815,642
Bruker Corp.	33,177	963,460
Cambrex Corp.(a)	10,760	562,748
Charles River Laboratories International Inc.(a)	15,919	1,787,067
ChromaDex Corp.(a)(b)	27,434	101,780
Codexis Inc.(a)(b)	16,796	241,862
Security	Shares	Value
Life Sciences Tools & Services (continued)
Enzo Biochem Inc.(a)(b)	12,709	$ 65,960
Fluidigm Corp.(a)(b)	7,259	43,264
Harvard Bioscience Inc.(a)	18,452	98,718
Illumina Inc.(a)	48,562	13,562,881
IQVIA Holdings Inc.(a)	54,106	5,400,861
Luminex Corp.	12,277	362,540
Medpace Holdings Inc.(a)	2,565	110,295
Mettler-Toledo International Inc.(a)(b)	8,295	4,799,736
NanoString Technologies Inc.(a)	6,670	91,246
NeoGenomics Inc.(a)(b)	21,935	287,568
Pacific Biosciences of California Inc.(a)	31,030	110,156
PerkinElmer Inc.	35,888	2,628,078
PRA Health Sciences Inc.(a)	16,042	1,497,681
QIAGEN NV(a)(b)	73,865	2,670,958
Quanterix Corp.(a)	5,886	84,523
Syneos Health Inc.(a)	17,764	833,132
Thermo Fisher Scientific Inc.	133,325	27,616,940
Waters Corp.(a)	25,868	5,007,786
		79,538,299
Machinery — 1.9%
Actuant Corp., Class A(b)	19,770	580,249
AGCO Corp.	21,524	1,306,937
Alamo Group Inc.	3,084	278,670
Albany International Corp., Class A	10,051	604,568
Allison Transmission Holdings Inc.	41,215	1,668,795
Altra Industrial Motion Corp.	10,087	434,750
American Railcar Industries Inc.	3,077	121,480
Astec Industries Inc.	7,590	453,882
Barnes Group Inc.	16,918	996,470
Blue Bird Corp.(a)(b)	5,542	123,864
Briggs & Stratton Corp.	14,963	263,498
Caterpillar Inc.	192,994	26,183,496
Chart Industries Inc.(a)	10,761	663,738
CIRCOR International Inc.	5,524	204,167
Colfax Corp.(a)(b)	28,981	888,268
Columbus McKinnon Corp./NY	8,226	356,679
Commercial Vehicle Group Inc.(a)	10,683	78,413
Crane Co.	16,311	1,307,000
Cummins Inc.	50,726	6,746,558
Deere & Co.	107,999	15,098,260
DMC Global Inc.	4,509	202,454
Donaldson Co. Inc.	43,413	1,958,795
Douglas Dynamics Inc.	6,852	328,896
Dover Corp.	50,359	3,686,279
Eastern Co. (The)	2,812	78,877
Energy Recovery Inc.(a)(b)	11,107	89,745
EnPro Industries Inc.	6,521	456,144
ESCO Technologies Inc.	8,234	475,102
Evoqua Water Technologies Corp.(a)	24,973	511,947
Federal Signal Corp.	18,672	434,871
Flowserve Corp.	44,523	1,798,729
Fortive Corp.	102,047	7,868,844
Franklin Electric Co. Inc.	14,600	658,460
FreightCar America Inc.	3,573	59,991
Gardner Denver Holdings Inc.(a)	33,362	980,509
Gates Industrial Corp. PLC(a)(b)	14,790	240,633
Gencor Industries Inc.(a)	2,456	39,664
Global Brass & Copper Holdings Inc.	6,640	208,164
Gorman-Rupp Co. (The)	5,898	206,430
Graco Inc.	55,341	2,502,520

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Graham Corp.	3,248	$ 83,831
Greenbrier Companies Inc. (The)	10,444	550,921
Harsco Corp.(a)	25,037	553,318
Hillenbrand Inc.	21,618	1,019,289
Hurco Companies Inc.	2,041	91,335
Hyster-Yale Materials Handling Inc.	3,157	202,837
IDEX Corp.	25,727	3,511,221
Illinois Tool Works Inc.	112,192	15,543,080
Ingersoll-Rand PLC	82,244	7,379,754
ITT Inc.	29,138	1,523,043
John Bean Technologies Corp.	10,698	951,052
Kadant Inc.	3,519	338,352
Kennametal Inc.	27,676	993,568
LB Foster Co., Class A(a)	4,410	101,210
Lincoln Electric Holdings Inc.	20,895	1,833,745
Lindsay Corp.	3,795	368,077
Lydall Inc.(a)	5,342	233,178
Manitex International Inc.(a)	8,142	101,612
Manitowoc Co. Inc. (The)(a)	11,526	298,062
Meritor Inc.(a)	26,229	539,531
Middleby Corp. (The)(a)(b)	18,060	1,885,825
Milacron Holdings Corp.(a)	23,796	450,458
Miller Industries Inc./TN	3,350	85,593
Mueller Industries Inc.	19,374	571,727
Mueller Water Products Inc., Class A	48,346	566,615
Navistar International Corp.(a)	17,185	699,773
NN Inc.	8,445	159,611
Nordson Corp.	19,368	2,487,045
Omega Flex Inc.	917	72,544
Oshkosh Corp.	25,089	1,764,258
PACCAR Inc.	114,646	7,103,466
Parker-Hannifin Corp.	43,902	6,842,127
Park-Ohio Holdings Corp.	2,620	97,726
Pentair PLC	54,807	2,306,279
Proto Labs Inc.(a)	8,297	986,928
RBC Bearings Inc.(a)	7,785	1,002,786
REV Group Inc.	11,696	198,949
Rexnord Corp.(a)	33,983	987,546
Snap-on Inc.	18,804	3,022,179
Spartan Motors Inc.	10,612	160,241
SPX Corp.(a)	15,273	535,319
SPX FLOW Inc.(a)	14,538	636,328
Standex International Corp.	3,757	383,965
Stanley Black & Decker Inc.	51,236	6,804,653
Sun Hydraulics Corp.	8,346	402,194
Tennant Co.	5,776	456,304
Terex Corp.	22,567	952,102
Timken Co. (The)	22,584	983,533
Titan International Inc.	14,269	153,106
Toro Co. (The)	35,815	2,157,854
TriMas Corp.(a)	13,782	405,191
Trinity Industries Inc.	50,699	1,736,948
Twin Disc Inc.(a)	2,760	68,503
Wabash National Corp.	21,006	391,972
WABCO Holdings Inc.(a)	17,770	2,079,445
Wabtec Corp./DE(b)	28,508	2,810,319
Watts Water Technologies Inc., Class A	8,799	689,842
Welbilt Inc.(a)	40,702	908,062
Woodward Inc.	18,236	1,401,619
Security	Shares	Value
Machinery (continued)
Xylem Inc./NY	60,148	$ 4,052,772
		176,825,519
Marine — 0.0%
Costamare Inc.	22,613	180,452
Eagle Bulk Shipping Inc.(a)	18,917	102,908
Genco Shipping & Trading Ltd.(a)	4,910	76,105
Kirby Corp.(a)	19,573	1,636,303
Matson Inc.	15,001	575,738
Safe Bulkers Inc.(a)	30,254	102,864
Scorpio Bulkers Inc.	22,313	158,422
		2,832,792
Media — 2.2%
AMC Entertainment Holdings Inc., Class A	17,377	276,294
AMC Networks Inc., Class A(a)	15,984	994,205
Beasley Broadcast Group Inc., Class A	7,417	83,070
Boston Omaha Corp., Class A(a)	4,284	90,264
Cable One Inc.	1,497	1,097,735
CBS Corp., Class B, NVS	109,932	6,180,377
Central European Media Enterprises Ltd., Class A(a)(b)	23,416	97,176
Charter Communications Inc., Class A(a)	59,397	17,415,794
Cinemark Holdings Inc.	34,253	1,201,595
Clear Channel Outdoor Holdings Inc., Class A	12,666	54,464
Comcast Corp., Class A	1,519,082	49,841,080
Daily Journal Corp.(a)(b)	220	50,644
Discovery Inc., Class A(a)(b)	51,848	1,425,820
Discovery Inc., Class C, NVS(a)	114,587	2,921,968
DISH Network Corp., Class A(a)(b)	72,577	2,439,313
Emerald Expositions Events Inc.	5,071	104,463
Entercom Communications Corp., Class A	41,476	313,144
Entravision Communications Corp., Class A	25,172	125,860
Eros International PLC(a)(b)	9,307	120,991
EW Scripps Co. (The), Class A, NVS	19,221	257,369
Fluent Inc.(a)	4,825	11,821
Gannett Co. Inc.	35,227	376,929
GCI Liberty Inc., Class A(a)	31,977	1,441,523
Gray Television Inc.(a)	27,386	432,699
Hemisphere Media Group Inc.(a)	2,568	33,641
IMAX Corp.(a)	18,565	411,215
Interpublic Group of Companies Inc. (The)	130,856	3,067,265
John Wiley & Sons Inc., Class A	15,336	956,966
Liberty Broadband Corp., Class A(a)	8,786	664,573
Liberty Broadband Corp., Class C, NVS(a)	34,203	2,589,851
Liberty Latin America Ltd., Class A(a)	14,348	274,334
Liberty Latin America Ltd., Class C, NVS(a)(b)	37,503	726,808
Liberty Media Corp.-Liberty Braves, Class A(a)	3,287	84,509
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	10,731	277,504
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	8,068	284,881
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	65,511	2,432,423
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	29,428	1,325,731
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	56,469	2,561,434
Lions Gate Entertainment Corp., Class A	17,712	439,612
Lions Gate Entertainment Corp., Class B, NVS	33,838	793,839
Live Nation Entertainment Inc.(a)	44,759	2,173,945
LiveXLive Media Inc.(a)	9,101	52,513
Loral Space & Communications Inc.(a)	3,880	145,888
Madison Square Garden Co. (The), Class A(a)	6,193	1,921,007
Marcus Corp. (The)	6,050	196,625
MDC Partners Inc., Class A(a)	14,826	68,200

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Meredith Corp.	13,790	$ 703,290
MSG Networks Inc., Class A(a)(b)	18,726	448,488
National CineMedia Inc.	22,120	185,808
New Media Investment Group Inc.	19,218	355,149
New York Times Co. (The), Class A	43,333	1,122,325
News Corp., Class A, NVS	126,046	1,953,713
News Corp., Class B	43,002	681,582
Nexstar Media Group Inc., Class A	14,168	1,039,931
Omnicom Group Inc.	74,865	5,709,954
Reading International Inc., Class A, NVS(a)	5,350	85,332
Saga Communications Inc., Class A	1,392	53,592
Scholastic Corp., NVS	8,781	389,086
Sinclair Broadcast Group Inc., Class A	23,860	767,099
Sirius XM Holdings Inc.(b)	427,122	2,891,616
TEGNA Inc.	70,584	765,836
Tribune Media Co., Class A	27,140	1,038,648
tronc Inc.(a)	6,791	117,348
Twenty-First Century Fox Inc., Class A, NVS	347,973	17,290,778
Twenty-First Century Fox Inc., Class B	162,363	7,999,625
Viacom Inc., Class A(b)	3,137	111,207
Viacom Inc., Class B, NVS	115,724	3,490,236
Walt Disney Co. (The)	495,717	51,956,099
WideOpenWest Inc.(a)(b)	6,926	66,905
World Wrestling Entertainment Inc., Class A	14,922	1,086,620
		209,147,629
Metals & Mining — 0.5%
AK Steel Holding Corp.(a)(b)	100,934	438,054
Alcoa Corp.(a)	62,509	2,930,422
Allegheny Technologies Inc.(a)(b)	41,135	1,033,311
Carpenter Technology Corp.	14,952	786,027
Century Aluminum Co.(a)	16,011	252,173
Cleveland-Cliffs Inc.(a)	102,231	861,807
Coeur Mining Inc.(a)	58,864	447,366
Commercial Metals Co.	39,743	838,975
Compass Minerals International Inc.(b)	11,308	743,501
Ferroglobe PLC(a)	15,827	—
Freeport-McMoRan Inc.	480,707	8,297,003
Gold Resource Corp.	16,039	105,697
Haynes International Inc.	3,675	135,020
Hecla Mining Co.(b)	124,333	432,679
Kaiser Aluminum Corp.	5,500	572,605
Klondex Mines Ltd.(a)	57,356	132,492
Materion Corp.	6,157	333,402
Newmont Mining Corp.	178,734	6,740,059
Nucor Corp.	105,898	6,618,625
Olympic Steel Inc.	2,639	53,862
Ramaco Resources Inc.(a)	1,988	13,836
Reliance Steel & Aluminum Co.	23,702	2,074,873
Royal Gold Inc.	21,366	1,983,619
Ryerson Holding Corp.(a)	3,396	37,865
Schnitzer Steel Industries Inc., Class A	7,855	264,714
Southern Copper Corp.	27,123	1,271,255
Steel Dynamics Inc.	76,637	3,521,470
SunCoke Energy Inc.(a)	21,776	291,798
Synalloy Corp.	4,585	91,471
Tahoe Resources Inc.	96,944	476,965
TimkenSteel Corp.(a)	12,582	205,716
U.S. Steel Corp.	57,208	1,987,978
Universal Stainless & Alloy Products Inc.(a)(b)	3,868	91,556
Warrior Met Coal Inc.(b)	10,818	298,252
Security	Shares	Value
Metals & Mining (continued)
Worthington Industries Inc.	14,064	$ 590,266
		44,954,714
Mortgage Real Estate Investment — 0.2%
AG Mortgage Investment Trust Inc.	7,677	144,251
AGNC Investment Corp.	139,917	2,601,057
Annaly Capital Management Inc.	384,552	3,957,040
Anworth Mortgage Asset Corp.(b)	24,783	123,172
Apollo Commercial Real Estate Finance Inc.(b)	40,698	743,959
Arbor Realty Trust Inc.(b)	7,187	74,960
Ares Commercial Real Estate Corp.	9,183	126,817
ARMOUR Residential REIT Inc.(b)	12,674	289,094
Blackstone Mortgage Trust Inc., Class A(b)	33,757	1,060,983
Capstead Mortgage Corp.	29,086	260,320
Cherry Hill Mortgage Investment Corp.	4,480	80,013
Chimera Investment Corp.	63,173	1,154,802
Colony Credit Real Estate Inc.	25,018	518,623
CYS Investments Inc.	53,891	404,182
Dynex Capital Inc.	17,023	111,160
Exantas Capital Corp.	9,555	97,270
Granite Point Mortgage Trust Inc.	15,057	276,296
Great Ajax Corp.	7,594	99,330
Hannon Armstrong Sustainable Infrastructure Capital Inc.(b)	17,654	348,666
Invesco Mortgage Capital Inc.	37,967	603,675
KKR Real Estate Finance Trust Inc.	3,879	76,727
Ladder Capital Corp.	23,251	363,181
MFA Financial Inc.	130,957	992,654
MTGE Investment Corp.(b)	12,858	252,017
New Residential Investment Corp.	109,609	1,917,061
New York Mortgage Trust Inc.(b)	31,421	188,840
Orchid Island Capital Inc.	22,709	170,772
PennyMac Mortgage Investment Trust(c)	20,666	392,447
Redwood Trust Inc.	24,364	401,275
Starwood Property Trust Inc.	85,198	1,849,649
Sutherland Asset Management Corp.	5,662	92,007
TPG RE Finance Trust Inc.	8,950	181,864
Two Harbors Investment Corp.	56,202	887,992
Western Asset Mortgage Capital Corp.	13,981	145,682
		20,987,838
Multi-Utilities — 0.9%
Ameren Corp.	81,303	4,947,288
Avista Corp.	20,631	1,086,428
Black Hills Corp.	17,316	1,059,912
CenterPoint Energy Inc.	145,306	4,026,429
CMS Energy Corp.	92,332	4,365,457
Consolidated Edison Inc.	104,208	8,126,140
Dominion Energy Inc.	216,548	14,764,243
DTE Energy Co.	59,948	6,212,411
MDU Resources Group Inc.	65,862	1,888,922
NiSource Inc.	120,369	3,163,297
NorthWestern Corp.	15,846	907,184
Public Service Enterprise Group Inc.	168,887	9,143,542
SCANA Corp.	47,314	1,822,535
Sempra Energy	87,836	10,198,638
Unitil Corp.	4,345	221,769
Vectren Corp.	28,317	2,023,250
WEC Energy Group Inc.	105,638	6,829,497
		80,786,942

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multiline Retail — 0.4%
Big Lots Inc.	13,510	$ 564,448
Dillard's Inc., Class A(b)	4,262	402,759
Dollar General Corp.	89,334	8,808,332
Dollar Tree Inc.(a)	77,039	6,548,315
JC Penney Co. Inc.(a)(b)	102,428	239,682
Kohl's Corp.	56,142	4,092,752
Macy's Inc.	102,811	3,848,216
Nordstrom Inc.	38,300	1,983,174
Ollie's Bargain Outlet Holdings Inc.(a)	15,467	1,121,358
Sears Holdings Corp.(a)(b)	4,177	9,899
Target Corp.	178,278	13,570,521
		41,189,456
Oil, Gas & Consumable Fuels — 5.2%
Abraxas Petroleum Corp.(a)	53,044	153,297
Adams Resources & Energy Inc.	790	33,970
Alta Mesa Resources Inc.(a)(b)	31,608	215,250
Amyris Inc.(a)	16,949	108,304
Anadarko Petroleum Corp.	171,119	12,534,467
Andeavor	46,790	6,137,912
Antero Resources Corp.(a)	80,278	1,713,935
Apache Corp.	127,630	5,966,703
Approach Resources Inc.(a)(b)	37,859	92,376
Arch Coal Inc., Class A	6,089	477,560
Ardmore Shipping Corp.(a)	5,594	45,871
Bonanza Creek Energy Inc.(a)	6,810	257,895
Cabot Oil & Gas Corp.	148,010	3,522,638
California Resources Corp.(a)	15,208	691,052
Callon Petroleum Co.(a)(b)	77,558	832,973
Carrizo Oil & Gas Inc.(a)	25,385	706,972
Centennial Resource Development Inc./DE, Class A(a)(b)	60,747	1,097,091
Cheniere Energy Inc.(a)	69,436	4,526,533
Chesapeake Energy Corp.(a)(b)	296,759	1,555,017
Chevron Corp.	633,358	80,075,452
Cimarex Energy Co.	31,251	3,179,477
Clean Energy Fuels Corp.(a)(b)	54,371	200,629
Cloud Peak Energy Inc.(a)	26,163	91,309
CNX Resources Corp.(a)	75,891	1,349,342
Concho Resources Inc.(a)	49,063	6,787,866
ConocoPhillips	389,280	27,101,674
CONSOL Energy Inc.(a)	9,504	364,478
Continental Resources Inc./OK(a)(b)	29,452	1,907,312
CVR Energy Inc.(b)	4,994	184,728
Delek U.S. Holdings Inc.	27,143	1,361,764
Denbury Resources Inc.(a)	149,005	716,714
Devon Energy Corp.	175,301	7,706,232
DHT Holdings Inc.	33,805	158,545
Diamondback Energy Inc.	32,954	4,335,758
Dorian LPG Ltd.(a)(b)	8,682	66,330
Earthstone Energy Inc., Class A(a)	8,401	74,349
Eclipse Resources Corp.(a)(b)	41,618	66,589
Energen Corp.(a)	29,012	2,112,654
Energy Fuels Inc./Canada(a)	44,342	100,656
Energy XXI Gulf Coast Inc.(a)(b)	9,611	84,961
EOG Resources Inc.	192,778	23,987,367
EP Energy Corp., Class A(a)	10,747	32,241
EQT Corp.	87,967	4,854,019
Evolution Petroleum Corp.	4,751	46,797
Extraction Oil & Gas Inc.(a)	39,427	579,183
Exxon Mobil Corp.	1,408,696	116,541,420
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Frontline Ltd./Bermuda(b)	25,322	$ 147,880
GasLog Ltd.	13,386	255,673
Golar LNG Ltd.	31,100	916,206
Goodrich Petroleum Corp.(a)	7,504	92,824
Green Plains Inc.	11,723	214,531
Gulfport Energy Corp.(a)(b)	52,025	653,954
Halcon Resources Corp.(a)(b)	42,301	185,701
Hallador Energy Co.	11,816	84,366
Hess Corp.	88,016	5,887,390
HighPoint Resources Corp.(a)	40,105	243,838
HollyFrontier Corp.	53,766	3,679,207
International Seaways Inc.(a)	9,563	221,288
Isramco Inc.(a)	237	29,127
Jagged Peak Energy Inc.(a)(b)	18,721	243,747
Kinder Morgan Inc./DE	634,825	11,217,358
Kosmos Energy Ltd.(a)(b)	75,876	627,495
Laredo Petroleum Inc.(a)(b)	56,624	544,723
Lilis Energy Inc.(a)	16,903	87,896
Marathon Oil Corp.	283,559	5,915,041
Marathon Petroleum Corp.	152,106	10,671,757
Matador Resources Co.(a)(b)	31,966	960,578
Midstates Petroleum Co. Inc.(a)(b)	5,998	81,633
Murphy Oil Corp.	55,578	1,876,869
NACCO Industries Inc., Class A	1,452	49,005
Newfield Exploration Co.(a)	67,657	2,046,624
NextDecade Corp.(a)	15,769	107,860
Noble Energy Inc.	160,687	5,669,037
Nordic American Tankers Ltd.(b)	36,085	96,708
Northern Oil and Gas Inc.(a)	35,616	112,190
Oasis Petroleum Inc.(a)	87,740	1,137,988
Occidental Petroleum Corp.	255,332	21,366,182
ONEOK Inc.	136,150	9,507,355
Overseas Shipholding Group Inc., Series A(a)	9,865	38,276
Panhandle Oil and Gas Inc., Class A	4,344	82,970
Par Pacific Holdings Inc.(a)	9,608	166,987
Parsley Energy Inc., Class A(a)	85,956	2,602,748
PBF Energy Inc., Class A	37,340	1,565,666
PDC Energy Inc.(a)	21,574	1,304,148
Peabody Energy Corp.	26,655	1,212,269
Penn Virginia Corp.(a)	4,648	394,569
PetroCorp Inc. Escrow(a)(d)	1,248	—
Phillips 66	139,726	15,692,627
Pioneer Natural Resources Co.	56,589	10,708,902
QEP Resources Inc.(a)	77,073	944,915
Range Resources Corp.	74,913	1,253,295
Renewable Energy Group Inc.(a)	12,661	225,999
Resolute Energy Corp.(a)(b)	7,064	220,397
REX American Resources Corp.(a)	2,000	161,940
Ring Energy Inc.(a)	15,925	200,974
Rosehill Resources Inc.(a)(b)	9,644	78,309
RSP Permian Inc.(a)	48,605	2,139,592
Sanchez Energy Corp.(a)(b)	19,473	88,018
SandRidge Energy Inc.(a)	11,391	202,076
Scorpio Tankers Inc.	87,308	245,335
SemGroup Corp., Class A	26,105	663,067
Ship Finance International Ltd.	27,501	411,140
SilverBow Resources Inc.(a)	3,177	91,752
SM Energy Co.	37,232	956,490
Southwestern Energy Co.(a)	195,688	1,037,146
SRC Energy Inc.(a)	81,198	894,802

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Talos Energy Inc.(a)	6,397	$ 205,536
Targa Resources Corp.	71,802	3,553,481
Teekay Corp.(b)	24,886	192,867
Teekay Tankers Ltd., Class A	90,342	105,700
Tellurian Inc.(a)(b)	18,097	150,567
Ultra Petroleum Corp.(a)(b)	63,589	146,891
Uranium Energy Corp.(a)(b)	60,521	97,439
Valero Energy Corp.	143,075	15,857,002
W&T Offshore Inc.(a)	30,651	219,155
Whiting Petroleum Corp.(a)(b)	29,433	1,551,708
WildHorse Resource Development Corp.(a)	9,006	228,392
Williams Companies Inc. (The)	274,873	7,451,807
World Fuel Services Corp.	22,159	452,265
WPX Energy Inc.(a)	133,731	2,411,170
Zion Oil & Gas Inc.(a)(b)	29,173	118,297
		485,996,379
Paper & Forest Products — 0.1%
Boise Cascade Co.	11,972	535,148
Clearwater Paper Corp.(a)	5,673	131,046
Domtar Corp.	20,344	971,223
KapStone Paper and Packaging Corp.	30,000	1,035,000
Louisiana-Pacific Corp.	47,816	1,301,552
Neenah Inc.	5,778	490,263
PH Glatfelter Co.	13,017	255,003
Schweitzer-Mauduit International Inc.	9,494	415,078
Verso Corp., Class A(a)	11,348	246,932
		5,381,245
Personal Products — 0.2%
Coty Inc., Class A	156,323	2,204,154
Edgewell Personal Care Co.(a)	18,844	950,868
elf Beauty Inc.(a)	6,759	103,007
Estee Lauder Companies Inc. (The), Class A	72,492	10,343,883
Herbalife Nutrition Ltd.(a)(b)	38,112	2,047,377
Inter Parfums Inc.	4,969	265,841
Medifast Inc.	3,885	622,222
Natural Health Trends Corp.(b)	2,276	56,946
Nature's Sunshine Products Inc.(a)	3,591	33,576
Nu Skin Enterprises Inc., Class A	18,245	1,426,577
Revlon Inc., Class A(a)(b)	3,536	62,057
USANA Health Sciences Inc.(a)	3,741	431,337
		18,547,845
Pharmaceuticals — 3.8%
Aclaris Therapeutics Inc.(a)(b)	7,693	153,629
Aerie Pharmaceuticals Inc.(a)(b)	11,707	790,808
Akcea Therapeutics Inc.(a)(b)	4,879	115,681
Akorn Inc.(a)	29,740	493,387
Allergan PLC	112,638	18,779,007
Amneal Pharmaceuticals Inc.(a)	28,675	470,557
Amphastar Pharmaceuticals Inc.(a)	12,994	198,288
Ampio Pharmaceuticals Inc.(a)(b)	54,651	120,232
ANI Pharmaceuticals Inc.(a)(b)	2,147	143,420
Aratana Therapeutics Inc.(a)	7,848	33,354
Assembly Biosciences Inc.(a)	6,006	235,495
Bristol-Myers Squibb Co.	543,762	30,091,789
Catalent Inc.(a)	44,147	1,849,318
Clearside Biomedical Inc.(a)(b)	9,128	97,578
Collegium Pharmaceutical Inc.(a)(b)	6,993	166,783
Corcept Therapeutics Inc.(a)(b)	28,503	448,067
Corium International Inc.(a)(b)	6,713	53,771
Security	Shares	Value
Pharmaceuticals (continued)
Cymabay Therapeutics Inc.(a)	19,451	$ 261,032
Depomed Inc.(a)	18,472	123,208
Dermira Inc.(a)	13,334	122,673
Dova Pharmaceuticals Inc.(a)(b)	3,255	97,390
Durect Corp.(a)	32,145	50,146
Eli Lilly & Co.	320,321	27,332,991
Eloxx Pharmaceuticals Inc.(a)(b)	7,095	121,112
Endo International PLC(a)	73,680	694,802
Endocyte Inc.(a)	21,408	295,430
Evolus Inc.(a)(b)	2,734	76,525
Horizon Pharma PLC(a)	51,720	856,483
Innovate Biopharmaceuticals Inc.(a)(b)	9,418	221,982
Innoviva Inc.(a)	24,021	331,490
Intersect ENT Inc.(a)	9,970	373,376
Intra-Cellular Therapies Inc.(a)(b)	15,462	273,214
Jazz Pharmaceuticals PLC(a)	19,526	3,364,330
Johnson & Johnson	892,705	108,320,825
Kala Pharmaceuticals Inc.(a)	3,260	44,760
Lannett Co. Inc.(a)(b)	7,898	107,413
Mallinckrodt PLC(a)(b)	27,274	508,933
Marinus Pharmaceuticals Inc.(a)	13,817	97,686
Medicines Co. (The)(a)(b)	24,176	887,259
Melinta Therapeutics Inc.(a)	2,696	17,120
Menlo Therapeutics Inc.(a)	3,031	24,612
Merck & Co. Inc.	895,323	54,346,106
Mylan NV(a)	170,511	6,162,268
MyoKardia Inc.(a)(b)	10,061	499,529
Nektar Therapeutics(a)	52,077	2,542,920
Neos Therapeutics Inc.(a)(b)	11,188	69,925
Ocular Therapeutix Inc.(a)	5,475	36,956
Odonate Therapeutics Inc.(a)	3,721	82,160
Omeros Corp.(a)(b)	17,099	310,176
Optinose Inc.(a)	5,309	148,546
Pacira Pharmaceuticals Inc./DE(a)	12,954	415,176
Paratek Pharmaceuticals Inc.(a)(b)	8,538	87,088
Perrigo Co. PLC	44,151	3,219,049
Pfizer Inc.	1,929,180	69,990,650
Phibro Animal Health Corp., Class A	6,550	301,627
Prestige Brands Holdings Inc.(a)	17,094	656,068
Reata Pharmaceuticals Inc., Series A(a)	4,579	160,128
resTORbio Inc.(a)(b)	8,749	80,053
Revance Therapeutics Inc.(a)(b)	8,257	226,655
scPharmaceuticals Inc.(a)(b)	5,920	33,507
Sienna Biopharmaceuticals Inc.(a)(b)	3,553	53,970
SIGA Technologies Inc.(a)(b)	17,155	101,901
Supernus Pharmaceuticals Inc.(a)(b)	16,336	977,710
Teligent Inc.(a)(b)	9,370	32,420
Tetraphase Pharmaceuticals Inc.(a)(b)	10,662	38,063
TherapeuticsMD Inc.(a)(b)	50,118	312,736
Theravance Biopharma Inc.(a)(b)	13,139	297,993
WaVe Life Sciences Ltd.(a)	5,005	191,441
Zoetis Inc.	160,992	13,714,908
Zogenix Inc.(a)	10,983	485,449
Zomedica Pharmaceuticals Corp.(a)	50,222	112,999
		354,534,133
Professional Services — 0.5%
Acacia Research Corp.(a)(b)	13,218	54,855
ASGN Inc.(a)	16,579	1,296,312
Barrett Business Services Inc.	2,203	212,744
BG Staffing Inc.	4,616	107,322

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
CBIZ Inc.(a)	18,386	$ 422,878
CoStar Group Inc.(a)	11,772	4,857,480
CRA International Inc.	3,323	169,107
Dun & Bradstreet Corp. (The)	11,963	1,467,262
Equifax Inc.	39,782	4,977,126
Exponent Inc.	16,800	811,440
Forrester Research Inc.	2,615	109,699
Franklin Covey Co.(a)	4,207	103,282
FTI Consulting Inc.(a)	13,136	794,465
GP Strategies Corp.(a)	3,358	59,101
Heidrick & Struggles International Inc.	5,610	196,350
Hill International Inc.(a)(b)	7,354	43,389
Huron Consulting Group Inc.(a)	7,170	293,253
ICF International Inc.	6,010	427,011
IHS Markit Ltd.(a)	128,426	6,625,497
InnerWorkings Inc.(a)(b)	13,666	118,758
Insperity Inc.	12,466	1,187,386
Kelly Services Inc., Class A, NVS	8,716	195,674
Kforce Inc.	8,876	304,447
Korn/Ferry International	18,009	1,115,297
ManpowerGroup Inc.	21,824	1,878,173
Mistras Group Inc.(a)	4,759	89,850
Navigant Consulting Inc.(a)	15,950	353,133
Nielsen Holdings PLC	120,096	3,714,569
Resources Connection Inc.	8,108	137,025
Robert Half International Inc.	40,436	2,632,384
TransUnion	60,143	4,308,645
TriNet Group Inc.(a)(b)	14,584	815,829
TrueBlue Inc.(a)	12,528	337,630
Verisk Analytics Inc.(a)	53,275	5,734,521
WageWorks Inc.(a)	13,596	679,800
Willdan Group Inc.(a)(b)	2,817	87,242
		46,718,936
Real Estate Management & Development — 0.2%
Altisource Portfolio Solutions SA(a)(b)	4,515	131,703
American Realty Investors Inc.(a)	6,545	103,476
CBRE Group Inc., Class A(a)	105,516	5,037,334
Consolidated-Tomoka Land Co.	1,235	75,965
Forestar Group Inc.(a)(b)	5,154	106,946
FRP Holdings Inc.(a)	1,994	129,112
Griffin Industrial Realty Inc.	193	8,490
HFF Inc., Class A	11,905	408,937
Howard Hughes Corp. (The)(a)(b)	12,882	1,706,865
Jones Lang LaSalle Inc.	14,808	2,457,980
Kennedy-Wilson Holdings Inc.	39,561	836,715
Marcus & Millichap Inc.(a)	4,243	165,519
Maui Land & Pineapple Co. Inc.(a)(b)	4,157	46,558
Newmark Group Inc., Class A	7,710	109,713
RE/MAX Holdings Inc., Class A	5,581	292,723
Realogy Holdings Corp.	44,333	1,010,792
Redfin Corp.(a)(b)	24,426	563,996
RMR Group Inc. (The), Class A	2,082	163,333
St. Joe Co. (The)(a)(b)	16,314	292,836
Stratus Properties Inc.(a)	2,041	62,353
Tejon Ranch Co.(a)	4,593	111,610
Transcontinental Realty Investors Inc.(a)(b)	2,944	98,477
Trinity Place Holdings Inc.(a)(b)	12,151	79,589
		14,001,022
Security	Shares	Value
Road & Rail — 1.0%
AMERCO	2,321	$ 826,624
ArcBest Corp.	7,784	355,729
Avis Budget Group Inc.(a)	22,949	745,843
Covenant Transportation Group Inc., Class A(a)	3,361	105,872
CSX Corp.	276,822	17,655,707
Daseke Inc.(a)(b)	8,061	80,046
Genesee & Wyoming Inc., Class A(a)	19,741	1,605,338
Heartland Express Inc.	14,899	276,376
Hertz Global Holdings Inc.(a)(b)	19,729	302,643
JB Hunt Transport Services Inc.	29,087	3,535,525
Kansas City Southern	34,623	3,668,653
Knight-Swift Transportation Holdings Inc.	41,571	1,588,428
Landstar System Inc.	14,275	1,558,830
Marten Transport Ltd.	11,701	274,388
Norfolk Southern Corp.	93,845	14,158,395
Old Dominion Freight Line Inc.(b)	21,868	3,257,457
PAM Transportation Services Inc.(a)	2,244	105,401
Ryder System Inc.	18,150	1,304,259
Saia Inc.(a)	8,933	722,233
Schneider National Inc., Class B	13,970	384,315
Union Pacific Corp.	256,198	36,298,133
Universal Logistics Holdings Inc.	1,521	39,926
USA Truck Inc.(a)	4,275	100,334
Werner Enterprises Inc.	16,514	620,101
YRC Worldwide Inc.(a)	8,848	88,922
		89,659,478
Semiconductors & Semiconductor Equipment — 3.9%
ACM Research Inc., Class A(a)	7,340	79,125
Adesto Technologies Corp.(a)	10,490	88,116
Advanced Energy Industries Inc.(a)	13,468	782,356
Advanced Micro Devices Inc.(a)(b)	301,703	4,522,528
Alpha & Omega Semiconductor Ltd.(a)	5,438	77,437
Ambarella Inc.(a)(b)	10,777	416,100
Amkor Technology Inc.(a)(b)	36,388	312,573
Analog Devices Inc.	122,692	11,768,617
Applied Materials Inc.	349,027	16,121,557
Aquantia Corp.(a)	7,027	81,373
Axcelis Technologies Inc.(a)	8,567	169,627
AXT Inc.(a)	12,563	88,569
Broadcom Inc.	143,342	34,780,503
Brooks Automation Inc.	23,875	778,803
Cabot Microelectronics Corp.	8,217	883,821
Cavium Inc.(a)(b)	22,017	1,904,471
CEVA Inc.(a)	7,043	212,699
Cirrus Logic Inc.(a)	21,065	807,421
Cohu Inc.	10,648	260,982
Cree Inc.(a)(b)	32,087	1,333,857
Cypress Semiconductor Corp.	118,936	1,853,023
Diodes Inc.(a)	13,757	474,204
Entegris Inc.(b)	47,624	1,614,454
First Solar Inc.(a)	26,719	1,407,023
FormFactor Inc.(a)	25,477	338,844
Ichor Holdings Ltd.(a)	5,886	124,901
Impinj Inc.(a)(b)	5,864	129,653
Inphi Corp.(a)(b)	13,776	449,235
Integrated Device Technology Inc.(a)	45,547	1,452,038
Intel Corp.	1,551,205	77,110,401
KLA-Tencor Corp.	52,127	5,344,581
Kopin Corp.(a)(b)	20,707	59,222
Lam Research Corp.	54,569	9,432,252

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.(a)	36,033	$ 236,376
MACOM Technology Solutions Holdings Inc.(a)(b)	13,167	303,368
Marvell Technology Group Ltd.	130,755	2,803,387
Maxim Integrated Products Inc.	93,407	5,479,255
MaxLinear Inc.(a)	19,555	304,862
Microchip Technology Inc.	75,958	6,908,380
Micron Technology Inc.(a)(b)	384,709	20,174,140
MKS Instruments Inc.	18,149	1,736,859
Monolithic Power Systems Inc.	13,582	1,815,506
Nanometrics Inc.(a)	7,152	253,252
NeoPhotonics Corp.(a)	8,447	52,625
NVE Corp.	1,367	166,473
NVIDIA Corp.	193,474	45,833,991
NXP Semiconductors NV(a)	114,315	12,491,200
ON Semiconductor Corp.(a)	138,900	3,088,441
PDF Solutions Inc.(a)(b)	7,780	93,204
Photronics Inc.(a)	18,421	146,907
Power Integrations Inc.	9,833	718,301
Qorvo Inc.(a)	42,444	3,402,735
QUALCOMM Inc.	494,200	27,734,504
Rambus Inc.(a)	34,160	428,366
Rudolph Technologies Inc.(a)	10,120	299,552
Semtech Corp.(a)	22,560	1,061,448
Sigma Designs Inc.(a)	10,366	63,233
Silicon Laboratories Inc.(a)	14,178	1,412,129
Skyworks Solutions Inc.	61,106	5,905,895
SMART Global Holdings Inc.(a)(b)	3,153	100,486
SunPower Corp.(a)(b)	17,302	132,706
Synaptics Inc.(a)	12,178	613,406
Teradyne Inc.	65,071	2,477,253
Texas Instruments Inc.	325,699	35,908,315
Ultra Clean Holdings Inc.(a)	10,377	172,258
Universal Display Corp.(b)	13,515	1,162,290
Veeco Instruments Inc.(a)	14,000	199,500
Versum Materials Inc.	35,641	1,324,063
Xcerra Corp.(a)	13,761	192,241
Xilinx Inc.	84,601	5,521,061
Xperi Corp.	16,021	257,938
		366,236,272
Software — 5.9%
8x8 Inc.(a)	29,457	590,613
A10 Networks Inc.(a)	18,604	115,903
ACI Worldwide Inc.(a)	36,893	910,150
Activision Blizzard Inc.	250,298	19,102,743
Adobe Systems Inc.(a)	163,447	39,850,013
Agilysys Inc.(a)	4,520	70,060
Altair Engineering Inc., Class A(a)	8,220	280,960
American Software Inc./GA, Class A	7,234	105,399
ANSYS Inc.(a)	27,665	4,818,690
Aspen Technology Inc.(a)	23,916	2,217,970
Asure Software Inc.(a)	5,304	84,599
Atlassian Corp. PLC, Class A(a)(b)	30,243	1,890,792
Autodesk Inc.(a)	72,859	9,551,086
Avaya Holdings Corp.(a)(b)	34,546	693,684
Blackbaud Inc.(b)	16,072	1,646,576
Blackline Inc.(a)	9,327	405,072
Bottomline Technologies de Inc.(a)	13,921	693,683
CA Inc.	105,980	3,778,187
Cadence Design Systems Inc.(a)	92,852	4,021,420
Carbon Black Inc.(a)	3,290	85,540
Security	Shares	Value
Software (continued)
CDK Global Inc.	43,763	$ 2,846,783
Ceridian HCM Holding Inc.(a)(b)	7,835	260,044
Citrix Systems Inc.(a)	44,927	4,710,147
CommVault Systems Inc.(a)	12,446	819,569
Dell Technologies Inc., Class V(a)	66,350	5,611,883
Digimarc Corp.(a)(b)	2,223	59,576
Ebix Inc.(b)	8,462	645,227
Electronic Arts Inc.(a)	100,049	14,108,910
Ellie Mae Inc.(a)(b)	11,288	1,172,146
Everbridge Inc.(a)	8,763	415,541
Fair Isaac Corp.(a)	9,690	1,873,271
FireEye Inc.(a)(b)	62,568	962,922
ForeScout Technologies Inc.(a)	9,519	326,121
Fortinet Inc.(a)	46,175	2,882,705
Glu Mobile Inc.(a)(b)	34,152	218,914
Guidewire Software Inc.(a)(b)	26,545	2,356,665
HubSpot Inc.(a)(b)	11,726	1,470,440
Imperva Inc.(a)	10,983	529,930
Intuit Inc.	81,310	16,612,040
Majesco(a)(b)	1,944	11,956
Manhattan Associates Inc.(a)	23,324	1,096,461
Microsoft Corp.	2,520,123	248,509,329
MicroStrategy Inc., Class A(a)	3,102	396,280
Mitek Systems Inc.(a)(b)	9,401	83,669
MobileIron Inc.(a)(b)	16,490	73,381
Model N Inc.(a)	8,720	162,192
Monotype Imaging Holdings Inc.	15,079	306,104
Nuance Communications Inc.(a)	99,544	1,382,168
OneSpan Inc.(a)	8,846	173,824
Oracle Corp.	955,303	42,090,650
Park City Group Inc.(a)(b)	3,016	23,826
Paycom Software Inc.(a)(b)	16,145	1,595,610
Paylocity Holding Corp.(a)(b)	8,567	504,254
Pegasystems Inc.	12,785	700,618
Progress Software Corp.	14,735	572,013
Proofpoint Inc.(a)	16,765	1,933,172
PROS Holdings Inc.(a)(b)	9,520	348,146
PTC Inc.(a)	38,439	3,605,963
QAD Inc., Class A	4,352	218,253
Qualys Inc.(a)	11,122	937,585
Rapid7 Inc.(a)	11,893	335,620
RealPage Inc.(a)(b)	23,403	1,289,505
Red Hat Inc.(a)	58,823	7,904,047
Rimini Street Inc.(a)	15,658	102,560
RingCentral Inc., Class A(a)	22,111	1,555,509
Rosetta Stone Inc.(a)	6,120	98,104
SailPoint Technologies Holding Inc.(a)(b)	12,604	309,302
salesforce.com Inc.(a)	234,577	31,996,303
SecureWorks Corp., Class A(a)(b)	1,998	24,875
ServiceNow Inc.(a)	58,178	10,033,960
Splunk Inc.(a)	48,103	4,767,488
SS&C Technologies Holdings Inc.	68,463	3,553,230
Symantec Corp.	206,746	4,269,305
Synopsys Inc.(a)	48,965	4,189,935
Tableau Software Inc., Class A(a)	22,483	2,197,713
Take-Two Interactive Software Inc.(a)	36,904	4,367,957
Telenav Inc.(a)	13,056	73,114
TiVo Corp.	36,724	493,938
Tyler Technologies Inc.(a)	12,498	2,775,806
Ultimate Software Group Inc. (The)(a)	9,895	2,546,082

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Upland Software Inc.(a)	3,612	$ 124,144
Varonis Systems Inc.(a)	9,165	682,792
Verint Systems Inc.(a)	21,995	975,478
VirnetX Holding Corp.(a)(b)	12,848	43,683
VMware Inc., Class A(a)(b)	22,304	3,278,019
Workday Inc., Class A(a)	48,222	5,840,649
Workiva Inc.(a)	8,229	200,788
Zendesk Inc.(a)	33,828	1,843,288
Zix Corp.(a)	18,619	100,356
Zscaler Inc.(a)	4,598	164,379
Zynga Inc., Class A(a)	252,096	1,026,031
		550,685,388
Specialty Retail — 2.3%
Aaron's Inc.	23,232	1,009,430
Abercrombie & Fitch Co., Class A	22,528	551,485
Advance Auto Parts Inc.	23,960	3,251,372
American Eagle Outfitters Inc.	51,845	1,205,396
America's Car-Mart Inc./TX(a)(b)	2,416	149,550
Asbury Automotive Group Inc.(a)	5,615	384,908
Ascena Retail Group Inc.(a)(b)	53,785	214,333
At Home Group Inc.(a)(b)	8,763	343,071
AutoNation Inc.(a)(b)	19,074	926,615
AutoZone Inc.(a)	8,904	5,973,961
Barnes & Noble Education Inc.(a)	16,173	91,216
Barnes & Noble Inc.	23,348	148,260
Bed Bath & Beyond Inc.	45,922	914,996
Best Buy Co. Inc.	80,330	5,991,011
Big 5 Sporting Goods Corp.(b)	5,799	44,072
Boot Barn Holdings Inc.(a)	8,184	169,818
Buckle Inc. (The)	8,411	226,256
Burlington Stores Inc.(a)	22,579	3,398,817
Caleres Inc.	13,450	462,546
Camping World Holdings Inc., Class A(b)	9,939	248,276
CarMax Inc.(a)(b)	58,974	4,297,435
Carvana Co.(a)(b)	8,163	339,581
Cato Corp. (The), Class A	8,394	206,660
Chico's FAS Inc.	40,156	326,870
Children's Place Inc. (The)	5,600	676,480
Citi Trends Inc.	4,544	124,687
Conn's Inc.(a)	7,576	250,008
Container Store Group Inc. (The)(a)	4,458	37,492
Dick's Sporting Goods Inc.	25,793	909,203
DSW Inc., Class A	22,124	571,242
Express Inc.(a)(b)	26,126	239,053
Five Below Inc.(a)	18,313	1,789,363
Floor & Decor Holdings Inc., Class A(a)(b)	13,051	643,806
Foot Locker Inc.	40,668	2,141,170
Francesca's Holdings Corp.(a)	13,592	102,620
GameStop Corp., Class A	32,375	471,704
Gap Inc. (The)	72,582	2,350,931
Genesco Inc.(a)	6,416	254,715
GNC Holdings Inc., Class A(a)	23,320	82,086
Group 1 Automotive Inc.	6,472	407,736
Guess? Inc.	18,277	391,128
Haverty Furniture Companies Inc.	5,732	123,811
Hibbett Sports Inc.(a)(b)	8,103	185,559
Home Depot Inc. (The)	383,237	74,769,539
Hudson Ltd., Class A(a)	13,103	229,172
J. Jill Inc.(a)	6,769	63,223
Kirkland's Inc.(a)	6,748	78,547
Security	Shares	Value
Specialty Retail (continued)
L Brands Inc.	78,872	$ 2,908,799
Lithia Motors Inc., Class A	8,003	756,844
Lowe's Companies Inc.	274,632	26,246,580
Lumber Liquidators Holdings Inc.(a)	8,365	203,688
MarineMax Inc.(a)	9,193	174,207
Michaels Companies Inc. (The)(a)	37,925	727,022
Monro Inc.	10,492	609,585
Murphy USA Inc.(a)(b)	10,101	750,403
National Vision Holdings Inc.(a)	10,059	367,858
New York & Co. Inc.(a)	22,641	115,922
Office Depot Inc.	173,434	442,257
O'Reilly Automotive Inc.(a)	26,690	7,301,583
Party City Holdco Inc.(a)(b)	13,566	206,882
Penske Automotive Group Inc.	11,165	523,080
Pier 1 Imports Inc.	29,893	71,145
Rent-A-Center Inc./TX(b)	17,414	256,334
RH(a)(b)	6,598	921,741
Ross Stores Inc.	123,069	10,430,098
Sally Beauty Holdings Inc.(a)(b)	44,615	715,178
Shoe Carnival Inc.	4,462	144,792
Signet Jewelers Ltd.	20,043	1,117,397
Sleep Number Corp.(a)	13,645	395,978
Sonic Automotive Inc., Class A	9,117	187,810
Sportsman's Warehouse Holdings Inc.(a)	9,155	46,874
Tailored Brands Inc.	15,727	401,353
Tiffany & Co.	41,082	5,406,391
Tile Shop Holdings Inc.	10,074	77,570
Tilly's Inc., Class A	2,698	40,875
TJX Companies Inc. (The)	208,461	19,841,318
Tractor Supply Co.	40,509	3,098,533
Ulta Salon Cosmetics & Fragrance Inc.(a)	19,012	4,438,542
Urban Outfitters Inc.(a)(b)	26,072	1,161,508
Williams-Sonoma Inc.	27,317	1,676,718
Winmark Corp.	807	119,799
Zumiez Inc.(a)	6,788	170,039
		209,823,913
Technology Hardware, Storage & Peripherals — 3.7%
3D Systems Corp.(a)(b)	33,782	466,529
Apple Inc.	1,635,668	302,778,503
Avid Technology Inc.(a)(b)	9,456	49,171
Cray Inc.(a)	12,196	300,022
Diebold Nixdorf Inc.(b)	25,378	303,267
Eastman Kodak Co.(a)(b)	5,489	20,858
Electronics For Imaging Inc.(a)	16,049	522,555
Hewlett Packard Enterprise Co.	520,462	7,603,950
HP Inc.	545,971	12,388,082
Immersion Corp.(a)(b)	8,457	130,576
NCR Corp.(a)(b)	39,006	1,169,400
NetApp Inc.	88,738	6,968,595
Pure Storage Inc., Class A(a)(b)	54,818	1,309,054
Stratasys Ltd.(a)(b)	15,168	290,316
Super Micro Computer Inc.(a)	11,810	279,307
USA Technologies Inc.(a)(b)	18,280	255,920
Western Digital Corp.	99,186	7,677,988
Xerox Corp.	75,263	1,806,312
		344,320,405
Textiles, Apparel & Luxury Goods — 0.8%
Carter's Inc.	15,237	1,651,538
Columbia Sportswear Co.	10,213	934,183

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Crocs Inc.(a)	22,155	$ 390,149
Culp Inc.	2,600	63,830
Deckers Outdoor Corp.(a)	10,537	1,189,522
Fossil Group Inc.(a)(b)	13,447	361,321
G-III Apparel Group Ltd.(a)	14,012	622,133
Hanesbrands Inc.	119,155	2,623,793
Lululemon Athletica Inc.(a)	32,114	4,009,433
Michael Kors Holdings Ltd.(a)	47,271	3,148,249
Movado Group Inc.	5,505	265,891
NIKE Inc., Class B	417,160	33,239,309
Oxford Industries Inc.	5,751	477,218
Perry Ellis International Inc.(a)(b)	3,609	98,056
PVH Corp.	25,455	3,811,123
Ralph Lauren Corp.	18,701	2,351,090
Rocky Brands Inc.(b)	3,245	97,350
Skechers U.S.A. Inc., Class A(a)	43,756	1,313,118
Steven Madden Ltd.	20,390	1,082,709
Superior Group of Companies Inc.	2,308	47,799
Tapestry Inc.	94,308	4,405,127
Under Armour Inc., Class A(a)(b)	62,938	1,414,846
Under Armour Inc., Class C, NVS(a)(b)	64,057	1,350,322
Unifi Inc.(a)	4,313	136,722
Vera Bradley Inc.(a)	6,011	84,394
VF Corp.	108,479	8,843,208
Wolverine World Wide Inc.	32,052	1,114,448
		75,126,881
Thrifts & Mortgage Finance — 0.2%
BankFinancial Corp.	6,509	114,884
Beneficial Bancorp. Inc.	20,908	338,710
BofI Holding Inc.(a)	20,426	835,628
Bridgewater Bancshares Inc.(a)	7,295	92,792
BSB Bancorp. Inc./MA(a)	3,627	124,769
Capitol Federal Financial Inc.	39,931	525,492
Charter Financial Corp./MD	6,973	168,398
Columbia Financial Inc.(a)	16,385	271,172
Dime Community Bancshares Inc.	9,549	186,205
Entegra Financial Corp.(a)	2,018	59,127
ESSA Bancorp. Inc.	2,569	40,667
Essent Group Ltd.(a)	31,689	1,135,100
Federal Agricultural Mortgage Corp., Class C, NVS	3,214	287,589
First Defiance Financial Corp.	3,075	206,209
Flagstar Bancorp. Inc.(a)	9,445	323,586
FS Bancorp. Inc.	1,594	100,820
Greene County Bancorp. Inc.	996	33,764
Hingham Institution for Savings	358	78,653
Home Bancorp. Inc.	1,913	89,050
HomeStreet Inc.(a)	8,537	230,072
Impac Mortgage Holdings Inc.(a)	4,155	39,597
Kearny Financial Corp./MD	37,910	509,889
LendingTree Inc.(a)(b)	2,585	552,673
Luther Burbank Corp.	7,417	85,333
Malvern Bancorp. Inc.(a)	3,484	84,835
Merchants Bancorp/IN	4,389	125,218
Meridian Bancorp. Inc.	16,436	314,749
Meta Financial Group Inc.	3,389	330,089
MGIC Investment Corp.(a)	122,799	1,316,405
Nationstar Mortgage Holdings Inc.(a)	9,119	159,856
New York Community Bancorp. Inc.	156,403	1,726,689
NMI Holdings Inc., Class A(a)	21,187	345,348
Northfield Bancorp. Inc.	11,938	198,410
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Northwest Bancshares Inc.	29,981	$ 521,370
OceanFirst Financial Corp.	14,682	439,873
Oconee Federal Financial Corp.	3,068	88,788
Ocwen Financial Corp.(a)(b)	31,931	126,447
OP Bancorp(a)(b)	7,516	95,604
Oritani Financial Corp.	13,921	225,520
PCSB Financial Corp.	5,889	117,014
PennyMac Financial Services Inc., Class A(a)(c)	3,152	61,937
PHH Corp.(a)	10,555	114,627
Ponce de Leon Federal Bank, NVS(a)	5,954	93,537
Provident Bancorp. Inc.(a)	1,374	35,999
Provident Financial Services Inc.	21,092	580,663
Prudential Bancorp. Inc.	4,692	90,556
Radian Group Inc.	73,213	1,187,515
Riverview Bancorp. Inc.	12,320	103,981
SI Financial Group Inc.	3,549	52,348
Southern Missouri Bancorp. Inc.	1,938	75,621
Sterling Bancorp Inc./MI(b)	6,799	90,835
Territorial Bancorp. Inc.	3,402	105,462
TFS Financial Corp.	20,406	321,803
Timberland Bancorp. Inc./WA	3,582	133,752
TrustCo Bank Corp. NY	28,766	256,017
United Community Financial Corp./OH	12,281	134,968
United Financial Bancorp. Inc.	17,966	314,764
Walker & Dunlop Inc.	9,977	555,220
Washington Federal Inc.	29,558	966,547
Waterstone Financial Inc.	10,349	176,450
Western New England Bancorp Inc.	13,111	144,221
WSFS Financial Corp.	10,004	533,213
		18,776,430
Tobacco — 0.8%
22nd Century Group Inc.(a)(b)	44,436	109,313
Alliance One International Inc.(a)	5,945	94,228
Altria Group Inc.	629,530	35,751,009
Philip Morris International Inc.	516,483	41,700,838
Turning Point Brands Inc.	1,969	62,811
Universal Corp./VA	8,267	546,035
Vector Group Ltd.	31,040	592,243
		78,856,477
Trading Companies & Distributors — 0.3%
Air Lease Corp.	33,095	1,388,997
Aircastle Ltd.	15,251	312,645
Applied Industrial Technologies Inc.	12,405	870,211
Beacon Roofing Supply Inc.(a)	21,808	929,457
BlueLinx Holdings Inc.(a)	2,932	110,038
BMC Stock Holdings Inc.(a)	21,379	445,752
CAI International Inc.(a)	5,383	125,101
DXP Enterprises Inc./TX(a)	4,368	166,858
EnviroStar Inc.(b)	2,345	94,503
Fastenal Co.	95,680	4,605,078
Foundation Building Materials Inc.(a)	4,215	64,827
GATX Corp.	12,666	940,197
General Finance Corp.(a)	8,019	108,657
GMS Inc.(a)	10,176	275,668
H&E Equipment Services Inc.	10,217	384,261
HD Supply Holdings Inc.(a)	61,865	2,653,390
Herc Holdings Inc.(a)	7,931	446,833
Kaman Corp.	9,699	675,923
Lawson Products Inc./DE(a)	1,862	45,340

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
MRC Global Inc.(a)	31,299	$ 678,249
MSC Industrial Direct Co. Inc., Class A	14,305	1,213,779
Nexeo Solutions Inc.(a)	10,146	92,633
NOW Inc.(a)(b)	34,587	461,045
Rush Enterprises Inc., Class A(a)	10,281	445,990
Rush Enterprises Inc., Class B(a)	2,140	93,946
SiteOne Landscape Supply Inc.(a)(b)	13,181	1,106,809
Systemax Inc.	3,572	122,627
Textainer Group Holdings Ltd.(a)	10,360	164,724
Titan Machinery Inc.(a)	5,358	83,317
Triton International Ltd.	17,254	529,008
United Rentals Inc.(a)	27,720	4,092,026
Univar Inc.(a)	37,544	985,155
Veritiv Corp.(a)	4,441	176,974
Watsco Inc.	10,583	1,886,737
WESCO International Inc.(a)	15,781	901,095
Willis Lease Finance Corp.(a)	1,334	42,141
WW Grainger Inc.	15,091	4,654,064
		32,374,055
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	26,469	1,116,992
Water Utilities — 0.1%
American States Water Co.	11,644	665,571
American Water Works Co. Inc.	59,761	5,102,394
Aqua America Inc.	60,459	2,126,948
AquaVenture Holdings Ltd.(a)(b)	3,381	52,676
Artesian Resources Corp., Class A, NVS	2,380	92,273
Cadiz Inc.(a)(b)	6,817	89,303
California Water Service Group	16,752	652,490
Connecticut Water Service Inc.	4,493	293,483
Consolidated Water Co. Ltd.	6,189	79,838
Global Water Resources Inc.	2,586	24,308
Middlesex Water Co.	4,685	197,567
Pure Cycle Corp.(a)(b)	11,155	106,530
SJW Group	6,022	398,777
York Water Co. (The)	4,219	134,164
		10,016,322
Security	Shares	Value
Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)(b)	13,942	$ 314,950
NII Holdings Inc.(a)(b)	29,319	114,344
Shenandoah Telecommunications Co.	14,643	478,826
Spok Holdings Inc.	6,257	94,168
Sprint Corp.(a)(b)	206,515	1,123,441
Telephone & Data Systems Inc.	31,923	875,329
T-Mobile U.S. Inc.(a)	102,052	6,097,607
U.S. Cellular Corp.(a)	4,320	160,013
		9,258,678
Total Common Stocks — 99.8% (Cost: $6,700,627,586)		9,312,274,912
Short-Term Investments
Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(e)(f)	215,799,679	215,842,839
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(e)	12,390,338	12,390,338
		228,233,177
Total Short-Term Investments — 2.4% (Cost: $228,201,810)		228,233,177
Total Investments in Securities — 102.2% (Cost: $6,928,829,396)		9,540,508,089
Other Assets, Less Liabilities — (2.2)%		(208,266,900)
Net Assets — 100.0%		$ 9,332,241,189

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	187,493,833	28,305,846 (a)	—	215,799,679	$215,842,839	$ 429,211(b)	$ 4,054	$ 36,356
BlackRock Cash Funds: Treasury, SL Agency Shares	9,216,649	3,173,689 (a)	—	12,390,338	12,390,338	64,663	—	—
BlackRock Inc.	37,412	4,772	(1,246)	40,938	20,429,700	106,606	257,626	(1,958,984)
PennyMac Financial Services Inc.	3,152	—	—	3,152	61,937	—	—	(9,456)
PennyMac Mortgage Investment Trust	18,812	2,250	(396)	20,666	392,447	8,808	1,007	17,391
PNC Financial Services Group Inc. (The)	143,376	18,054	(5,453)	155,977	21,072,493	107,018	218,404	(2,653,249)
					$270,189,754	$716,306	$ 481,091	$ (4,567,942)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Russell 3000 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-mini	31	09/21/18	$ 2,553	$ (40,479)
S&P 500 E-Mini	123	09/21/18	16,738	(332,607)
				$ (373,086)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$ 9,312,181,611	$ 0 (a)	$ 93,301	$9,312,274,912
Money Market Funds	228,233,177	—	—	228,233,177
	$9,540,414,788	$ 0 (a)	$ 93,301	$9,540,508,089
Derivative financial instruments(b)
Liabilities
Futures Contracts	$ (373,086)	$ —	$ —	$ (373,086)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Russell Mid-Cap ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
Arconic Inc.	1,026,015	$ 17,452,515
BWX Technologies Inc.	235,932	14,703,282
Curtiss-Wright Corp.	104,230	12,405,455
Harris Corp.	281,249	40,651,730
HEICO Corp.(a)	90,022	6,565,341
HEICO Corp., Class A	179,636	10,948,799
Hexcel Corp.	211,862	14,063,400
Huntington Ingalls Industries Inc.	103,522	22,442,534
L3 Technologies Inc.	185,659	35,705,939
Rockwell Collins Inc.	388,861	52,371,799
Spirit AeroSystems Holdings Inc., Class A	268,338	23,052,918
Teledyne Technologies Inc.(b)	83,733	16,667,891
Textron Inc.	607,902	40,066,821
TransDigm Group Inc.	114,966	39,679,365
		346,777,789
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	327,916	27,433,453
Expeditors International of Washington Inc.	412,934	30,185,475
XPO Logistics Inc.(b)	282,213	28,272,098
		85,891,026
Airlines — 0.7%
Alaska Air Group Inc.	285,011	17,211,814
American Airlines Group Inc.	996,110	37,812,336
Copa Holdings SA, Class A, NVS	73,691	6,972,642
JetBlue Airways Corp.(b)	750,034	14,235,645
United Continental Holdings Inc.(b)	590,198	41,154,507
		117,386,944
Auto Components — 0.9%
Adient PLC	221,808	10,910,736
Aptiv PLC	627,665	57,512,944
BorgWarner Inc.	495,971	21,406,108
Gentex Corp.	650,325	14,970,482
Goodyear Tire & Rubber Co. (The)	569,964	13,274,462
Lear Corp.	157,040	29,179,602
Visteon Corp.(b)	69,985	9,044,861
		156,299,195
Automobiles — 0.2%
Harley-Davidson Inc.	394,973	16,620,464
Thor Industries Inc.	118,987	11,588,144
		28,208,608
Banks — 4.7%
Associated Banc-Corp.	400,939	10,945,635
Bank of Hawaii Corp.	98,806	8,242,397
Bank of the Ozarks Inc.	287,640	12,955,306
BankUnited Inc.	245,542	10,030,391
BOK Financial Corp.	62,012	5,829,748
CIT Group Inc.	301,383	15,192,717
Citizens Financial Group Inc.	1,150,174	44,741,769
Comerica Inc.	406,500	36,958,980
Commerce Bancshares Inc.	224,969	14,557,744
Cullen/Frost Bankers Inc.	135,482	14,664,572
East West Bancorp. Inc.	342,267	22,315,808
F.N.B. Corp.	765,348	10,270,970
Fifth Third Bancorp.	1,625,930	46,664,191
First Citizens BancShares Inc./NC, Class A	18,732	7,554,616
First Hawaiian Inc.	160,310	4,652,196
First Horizon National Corp.	767,953	13,700,282
Security	Shares	Value
Banks (continued)
First Republic Bank/CA	380,684	$ 36,846,404
Huntington Bancshares Inc./OH	2,598,466	38,353,358
KeyCorp.	2,506,601	48,978,984
M&T Bank Corp.	343,886	58,512,203
PacWest Bancorp.	297,058	14,680,606
People's United Financial Inc.	820,394	14,840,927
Pinnacle Financial Partners Inc.	176,574	10,832,815
Popular Inc.	238,857	10,798,725
Prosperity Bancshares Inc.	157,722	10,781,876
Regions Financial Corp.	2,663,554	47,357,990
Signature Bank/New York NY(b)	128,296	16,406,492
Sterling Bancorp./DE	528,363	12,416,530
SunTrust Banks Inc.	1,102,101	72,760,708
SVB Financial Group(b)	125,389	36,207,328
Synovus Financial Corp.	277,829	14,677,706
TCF Financial Corp.	394,686	9,717,169
Texas Capital Bancshares Inc.(b)	117,597	10,760,125
Umpqua Holdings Corp.	519,664	11,739,210
Webster Financial Corp.	216,621	13,798,758
Western Alliance Bancorp.(b)	232,920	13,185,601
Wintrust Financial Corp.	132,281	11,515,061
Zions Bancorp.	461,283	24,305,001
		818,750,899
Beverages — 0.7%
Brown-Forman Corp., Class A	121,720	5,947,239
Brown-Forman Corp., Class B, NVS	670,269	32,849,884
Dr Pepper Snapple Group Inc.	425,131	51,865,982
Molson Coors Brewing Co., Class B	411,580	28,003,903
		118,667,008
Biotechnology — 1.5%
Agios Pharmaceuticals Inc.(a)(b)	119,911	10,100,103
Alkermes PLC(a)(b)	364,687	15,010,517
Alnylam Pharmaceuticals Inc.(b)	211,717	20,852,007
BioMarin Pharmaceutical Inc.(b)	418,626	39,434,569
Bluebird Bio Inc.(a)(b)	118,749	18,637,656
Exact Sciences Corp.(a)(b)	283,764	16,966,250
Exelixis Inc.(b)	695,363	14,964,212
Incyte Corp.(b)	416,090	27,878,030
Ionis Pharmaceuticals Inc.(a)(b)	295,961	12,332,695
Neurocrine Biosciences Inc.(a)(b)	211,238	20,752,021
Sage Therapeutics Inc.(a)(b)	107,675	16,854,368
Sarepta Therapeutics Inc.(b)	146,708	19,391,863
Seattle Genetics Inc.(a)(b)	253,984	16,861,998
TESARO Inc.(a)(b)	92,228	4,101,379
United Therapeutics Corp.(b)	101,793	11,517,878
		265,655,546
Building Products — 0.8%
Allegion PLC	225,080	17,412,189
AO Smith Corp.	336,955	19,930,888
Armstrong World Industries Inc.(b)	103,913	6,567,302
Fortune Brands Home & Security Inc.	344,789	18,511,721
Lennox International Inc.	87,039	17,420,856
Masco Corp.	734,032	27,467,477
Owens Corning	259,814	16,464,413
USG Corp.(b)	193,213	8,331,345
		132,106,191
Capital Markets — 3.4%
Affiliated Managers Group Inc.	128,391	19,087,890
Ameriprise Financial Inc.	342,830	47,955,060

iShares® Russell Mid-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
BGC Partners Inc., Class A	620,847	$ 7,027,988
Cboe Global Markets Inc.	265,134	27,592,495
E*TRADE Financial Corp.(b)	626,860	38,338,758
Eaton Vance Corp., NVS	274,229	14,312,012
Evercore Inc., Class A	95,222	10,041,160
FactSet Research Systems Inc.	89,845	17,798,295
Franklin Resources Inc.	750,995	24,069,390
Interactive Brokers Group Inc., Class A	166,625	10,732,316
Invesco Ltd.	961,950	25,549,392
Lazard Ltd., Class A	275,550	13,477,151
Legg Mason Inc.	198,540	6,895,294
LPL Financial Holdings Inc.	209,473	13,728,860
MarketAxess Holdings Inc.	86,875	17,189,088
Moody's Corp.	395,444	67,446,929
Morningstar Inc.	42,227	5,415,613
MSCI Inc.	208,861	34,551,875
Nasdaq Inc.	278,098	25,382,004
Northern Trust Corp.	492,050	50,627,024
Raymond James Financial Inc.	311,267	27,811,706
SEI Investments Co.	316,278	19,773,701
T Rowe Price Group Inc.	560,171	65,030,251
Virtu Financial Inc., Class A	92,593	2,458,344
		592,292,596
Chemicals — 2.0%
Albemarle Corp.	261,303	24,648,712
Ashland Global Holdings Inc.	147,755	11,551,486
Axalta Coating Systems Ltd.(a)(b)	510,897	15,485,288
Cabot Corp.	143,779	8,881,229
Celanese Corp., Series A	321,863	35,746,105
CF Industries Holdings Inc.	553,020	24,554,088
Chemours Co. (The)	422,129	18,725,642
Eastman Chemical Co.	338,038	33,790,279
FMC Corp.	317,938	28,363,249
Huntsman Corp.	517,232	15,103,174
International Flavors & Fragrances Inc.	187,240	23,210,270
Mosaic Co. (The)	832,681	23,356,702
NewMarket Corp.	19,248	7,785,816
Olin Corp.	395,579	11,361,029
Platform Specialty Products Corp.(b)	518,919	6,019,460
RPM International Inc.	311,331	18,156,824
Scotts Miracle-Gro Co. (The)	95,305	7,925,564
Valvoline Inc.	464,011	10,008,717
Westlake Chemical Corp.	85,084	9,157,591
WR Grace & Co.	157,418	11,540,314
		345,371,539
Commercial Services & Supplies — 0.9%
ADT Inc.(a)	265,042	2,292,613
Cintas Corp.	207,082	38,324,666
Clean Harbors Inc.(b)	122,038	6,779,211
Copart Inc.(b)	480,632	27,184,546
KAR Auction Services Inc.	319,044	17,483,611
Republic Services Inc.	521,450	35,646,322
Rollins Inc.	229,142	12,048,286
Stericycle Inc.(b)	196,438	12,825,437
		152,584,692
Communications Equipment — 1.2%
Arista Networks Inc.(b)	135,076	34,780,719
ARRIS International PLC(b)	413,696	10,112,799
CommScope Holding Co. Inc.(a)(b)	450,031	13,143,155
Security	Shares	Value
Communications Equipment (continued)
EchoStar Corp., Class A(b)	110,477	$ 4,905,179
F5 Networks Inc.(b)	144,943	24,995,420
Juniper Networks Inc.	819,470	22,469,867
Motorola Solutions Inc.	384,496	44,743,800
Palo Alto Networks Inc.(a)(b)	210,181	43,185,890
Ubiquiti Networks Inc.(a)(b)	45,611	3,864,164
		202,200,993
Construction & Engineering — 0.4%
AECOM(b)	378,482	12,501,261
Fluor Corp.	332,576	16,223,057
Jacobs Engineering Group Inc.	302,328	19,194,805
Quanta Services Inc.(b)	354,400	11,836,960
Valmont Industries Inc.	52,315	7,886,486
		67,642,569
Construction Materials — 0.5%
Eagle Materials Inc.	111,893	11,745,408
Martin Marietta Materials Inc.	149,006	33,277,510
Vulcan Materials Co.	311,794	40,240,134
		85,263,052
Consumer Finance — 1.1%
Ally Financial Inc.	1,021,873	26,844,604
Credit Acceptance Corp.(a)(b)	26,733	9,447,442
Discover Financial Services	826,412	58,187,669
Navient Corp.	619,726	8,075,030
OneMain Holdings Inc.(b)	177,983	5,925,054
Santander Consumer USA Holdings Inc.	273,951	5,229,724
SLM Corp.(a)(b)	1,031,582	11,811,614
Synchrony Financial	1,793,565	59,869,200
		185,390,337
Containers & Packaging — 1.5%
AptarGroup Inc.	147,401	13,764,305
Ardagh Group SA	46,003	764,570
Avery Dennison Corp.	207,975	21,234,248
Ball Corp.	815,651	28,996,393
Bemis Co. Inc.	214,643	9,060,081
Berry Global Group Inc.(b)	312,202	14,342,560
Crown Holdings Inc.(b)	306,467	13,717,463
Graphic Packaging Holding Co.	733,310	10,640,328
International Paper Co.	982,376	51,162,142
Owens-Illinois Inc.(b)	382,247	6,425,572
Packaging Corp. of America	221,646	24,777,806
Sealed Air Corp.	380,865	16,167,719
Silgan Holdings Inc.	188,098	5,046,669
Sonoco Products Co.	233,107	12,238,118
WestRock Co.	602,746	34,368,577
		262,706,551
Distributors — 0.4%
Genuine Parts Co.	339,180	31,133,332
LKQ Corp.(b)	731,895	23,347,450
Pool Corp.	93,263	14,129,345
		68,610,127
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions Inc.(b)	135,574	13,899,046
Graham Holdings Co., Class B	9,938	5,824,662
Grand Canyon Education Inc.(b)	111,898	12,488,936
H&R Block Inc.	496,325	11,306,284
Service Corp. International/U.S.	419,158	15,001,665

iShares® Russell Mid-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services (continued)
ServiceMaster Global Holdings Inc.(b)	321,794	$ 19,137,089
		77,657,682
Diversified Financial Services — 0.2%
AXA Equitable Holdings Inc.(b)	326,408	6,727,269
Jefferies Financial Group Inc.	735,761	16,731,205
Voya Financial Inc.	400,027	18,801,269
		42,259,743
Diversified Telecommunication Services — 0.3%
CenturyLink Inc.	2,268,664	42,287,897
Zayo Group Holdings Inc.(b)	466,762	17,027,478
		59,315,375
Electric Utilities — 2.5%
Alliant Energy Corp.	549,109	23,238,293
Avangrid Inc.	133,012	7,040,325
Edison International	753,907	47,699,696
Entergy Corp.	428,964	34,656,002
Evergy Inc.	642,500	36,076,375
Eversource Energy	751,209	44,028,359
FirstEnergy Corp.	1,131,665	40,638,090
Hawaiian Electric Industries Inc.	256,611	8,801,757
OGE Energy Corp.	472,921	16,651,548
PG&E Corp.	1,226,668	52,206,990
Pinnacle West Capital Corp.	264,780	21,330,677
PPL Corp.	1,661,985	47,449,672
Xcel Energy Inc.	1,207,020	55,136,674
		434,954,458
Electrical Equipment — 0.9%
Acuity Brands Inc.(a)	96,454	11,176,125
AMETEK Inc.	541,590	39,081,135
GrafTech International Ltd.	90,603	1,629,948
Hubbell Inc.	129,514	13,694,810
nVent Electric PLC(b)	381,444	9,574,245
Regal Beloit Corp.	102,746	8,404,623
Rockwell Automation Inc.	296,906	49,354,684
Sensata Technologies Holding PLC(b)	401,316	19,094,615
		152,010,185
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp., Class A	700,110	61,014,586
Arrow Electronics Inc.(b)	206,256	15,526,952
Avnet Inc.	277,692	11,910,210
CDW Corp./DE	351,360	28,386,374
Cognex Corp.(a)	392,055	17,489,574
Coherent Inc.(b)	58,662	9,175,910
Corning Inc.	1,939,905	53,366,786
Dolby Laboratories Inc., Class A	144,378	8,906,679
FLIR Systems Inc.	318,778	16,566,893
IPG Photonics Corp.(a)(b)	85,462	18,855,481
Jabil Inc.	396,983	10,980,550
Keysight Technologies Inc.(b)	443,930	26,205,188
Littelfuse Inc.	57,116	13,032,729
National Instruments Corp.	261,821	10,991,246
Trimble Inc.(b)	591,366	19,420,459
Zebra Technologies Corp., Class A(b)	125,097	17,920,145
		339,749,762
Energy Equipment & Services — 0.6%
Apergy Corp.(a)(b)	183,980	7,681,165
Helmerich & Payne Inc.	251,657	16,045,650
Nabors Industries Ltd.	804,433	5,156,416
Security	Shares	Value
Energy Equipment & Services (continued)
National Oilwell Varco Inc.	906,240	$ 39,330,816
Patterson-UTI Energy Inc.	525,340	9,456,120
RPC Inc.(a)	143,872	2,096,215
Transocean Ltd.(b)	1,016,846	13,666,410
Weatherford International PLC(a)(b)	2,360,891	7,767,332
		101,200,124
Equity Real Estate Investment Trusts (REITs) — 8.4%
Alexandria Real Estate Equities Inc.	241,469	30,466,144
American Campus Communities Inc.(a)	322,927	13,847,110
American Homes 4 Rent, Class A	615,052	13,641,853
Apartment Investment & Management Co., Class A	370,164	15,657,937
Apple Hospitality REIT Inc.	521,686	9,327,746
AvalonBay Communities Inc.	327,541	56,301,022
Boston Properties Inc.	366,438	45,958,654
Brandywine Realty Trust	414,592	6,998,313
Brixmor Property Group Inc.	715,114	12,464,437
Camden Property Trust	210,504	19,183,229
Colony Capital Inc.(a)	1,154,504	7,204,105
Columbia Property Trust Inc.	280,442	6,368,838
CoreSite Realty Corp.	80,907	8,966,114
Corporate Office Properties Trust(a)	238,121	6,903,128
CubeSmart	430,980	13,886,176
CyrusOne Inc.	232,374	13,561,347
DCT Industrial Trust Inc.	223,522	14,915,623
DDR Corp.(a)	361,776	6,475,790
Digital Realty Trust Inc.(a)	487,693	54,416,785
Douglas Emmett Inc.	380,725	15,297,530
Duke Realty Corp.	845,970	24,558,509
Empire State Realty Trust Inc., Class A	324,654	5,551,583
EPR Properties(a)	174,797	11,325,098
Equity Commonwealth(b)	278,343	8,767,804
Equity LifeStyle Properties Inc.	200,692	18,443,595
Equity Residential	851,475	54,230,443
Essex Property Trust Inc.	155,941	37,280,815
Extra Space Storage Inc.(a)	289,330	28,878,027
Federal Realty Investment Trust	172,736	21,859,741
Forest City Realty Trust Inc., Class A(a)	504,769	11,513,781
Gaming and Leisure Properties Inc.	477,934	17,110,037
GGP Inc.	1,475,082	30,135,925
HCP Inc.	1,115,566	28,803,914
Healthcare Trust of America Inc., Class A(a)	483,427	13,033,192
Highwoods Properties Inc.	240,971	12,224,459
Hospitality Properties Trust	385,802	11,037,795
Host Hotels & Resorts Inc.(a)	1,737,052	36,599,686
Hudson Pacific Properties Inc.	365,400	12,946,122
Invitation Homes Inc.(a)	708,230	16,331,784
Iron Mountain Inc.(a)	673,470	23,578,185
JBG SMITH Properties	243,093	8,865,602
Kilroy Realty Corp.	229,752	17,378,441
Kimco Realty Corp.	964,038	16,379,006
Lamar Advertising Co., Class A(a)	197,524	13,492,864
Liberty Property Trust	349,605	15,497,990
Life Storage Inc.	108,642	10,571,953
Macerich Co. (The)	322,454	18,325,061
Medical Properties Trust Inc.	860,245	12,077,840
Mid-America Apartment Communities Inc.	268,941	27,074,290
National Retail Properties Inc.	363,026	15,958,623
Omega Healthcare Investors Inc.(a)	464,498	14,399,438
Outfront Media Inc.(a)	325,642	6,333,737
Paramount Group Inc.	491,449	7,568,315

iShares® Russell Mid-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Park Hotels & Resorts Inc.(a)	476,493	$ 14,594,981
Rayonier Inc.	305,733	11,828,810
Realty Income Corp.(a)	674,698	36,292,005
Regency Centers Corp.	360,225	22,362,768
Retail Properties of America Inc., Class A	516,131	6,596,154
SBA Communications Corp.(b)	270,185	44,612,947
Senior Housing Properties Trust	557,517	10,085,482
SL Green Realty Corp.(a)	202,606	20,367,981
Spirit Realty Capital Inc.	1,014,293	8,144,773
STORE Capital Corp.	422,685	11,581,569
Sun Communities Inc.	184,878	18,095,859
Taubman Centers Inc.	140,450	8,252,842
UDR Inc.(a)	629,313	23,624,410
Uniti Group Inc.(a)(b)	390,879	7,829,306
Ventas Inc.(a)	844,553	48,097,293
VEREIT Inc.	2,299,368	17,107,298
VICI Properties Inc.	647,010	13,354,286
Vornado Realty Trust	408,861	30,223,005
Weingarten Realty Investors	283,116	8,722,804
Welltower Inc.	883,169	55,365,865
Weyerhaeuser Co.	1,796,771	65,510,271
WP Carey Inc.	250,935	16,649,537
		1,479,275,782
Food & Staples Retailing — 0.5%
Casey's General Stores Inc.	88,352	9,284,028
Kroger Co. (The)	2,018,118	57,415,457
Sprouts Farmers Market Inc.(a)(b)	307,890	6,795,132
U.S. Foods Holding Corp.(b)	509,973	19,287,179
		92,781,796
Food Products — 2.5%
Archer-Daniels-Midland Co.	1,325,078	60,728,325
Bunge Ltd.	333,848	23,272,544
Campbell Soup Co.	420,293	17,038,678
Conagra Brands Inc.	894,416	31,957,484
Flowers Foods Inc.	425,105	8,854,937
Hain Celestial Group Inc. (The)(b)	225,912	6,732,177
Hershey Co. (The)	332,894	30,979,115
Hormel Foods Corp.	644,284	23,973,808
Ingredion Inc.	170,607	18,886,195
JM Smucker Co. (The)	261,006	28,052,925
Kellogg Co.	589,056	41,157,343
Lamb Weston Holdings Inc.	347,342	23,796,400
McCormick & Co. Inc./MD, NVS	288,319	33,470,953
Pilgrim's Pride Corp.(a)(b)	131,516	2,647,417
Pinnacle Foods Inc.	280,850	18,272,101
Post Holdings Inc.(a)(b)	155,193	13,349,702
Seaboard Corp.	627	2,484,638
TreeHouse Foods Inc.(a)(b)	129,094	6,778,726
Tyson Foods Inc., Class A	689,953	47,503,264
		439,936,732
Gas Utilities — 0.3%
Atmos Energy Corp.	258,121	23,267,027
National Fuel Gas Co.	192,515	10,195,594
UGI Corp.	409,592	21,327,456
		54,790,077
Health Care Equipment & Supplies — 3.3%
ABIOMED Inc.(b)	100,088	40,940,996
Align Technology Inc.(b)	188,024	64,330,531
Cantel Medical Corp.	87,259	8,582,795
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Cooper Companies Inc. (The)(a)	114,736	$ 27,014,591
DENTSPLY SIRONA Inc.	530,479	23,219,066
DexCom Inc.(a)(b)	207,056	19,666,179
Edwards Lifesciences Corp.(b)	498,187	72,521,082
Hill-Rom Holdings Inc.	156,770	13,692,292
Hologic Inc.(a)(b)	643,552	25,581,192
ICU Medical Inc.(b)	36,961	10,853,598
IDEXX Laboratories Inc.(b)	203,645	44,382,391
Insulet Corp.(b)	138,441	11,864,394
Integra LifeSciences Holdings Corp.(b)	171,721	11,060,550
Masimo Corp.(b)	106,875	10,436,344
Penumbra Inc.(b)	72,607	10,030,657
ResMed Inc.	333,457	34,539,476
STERIS PLC	198,506	20,845,115
Teleflex Inc.	108,046	28,979,018
Varian Medical Systems Inc.(b)	216,918	24,667,915
West Pharmaceutical Services Inc.	173,362	17,213,113
Zimmer Biomet Holdings Inc.	483,126	53,839,561
		574,260,856
Health Care Providers & Services — 2.2%
Acadia Healthcare Co. Inc.(a)(b)	205,115	8,391,255
AmerisourceBergen Corp.	379,680	32,375,314
Cardinal Health Inc.	737,255	36,000,162
Centene Corp.(b)	481,376	59,310,337
Chemed Corp.	36,759	11,829,414
DaVita Inc.(b)	321,393	22,317,530
Encompass Health Corp.	232,129	15,719,776
Envision Healthcare Corp.(a)(b)	284,312	12,512,571
Henry Schein Inc.(a)(b)	363,630	26,414,083
Laboratory Corp. of America Holdings(b)	241,999	43,446,080
MEDNAX Inc.(b)	219,127	9,483,816
Molina Healthcare Inc.(b)	145,738	14,273,580
Premier Inc., Class A(a)(b)	123,644	4,498,169
Quest Diagnostics Inc.	321,865	35,385,838
Universal Health Services Inc., Class B	200,753	22,371,914
WellCare Health Plans Inc.(b)	105,393	25,951,972
		380,281,811
Health Care Technology — 0.5%
athenahealth Inc.(b)	94,773	15,082,175
Cerner Corp.(b)	751,929	44,957,835
Veeva Systems Inc., Class A(b)	284,643	21,877,661
		81,917,671
Hotels, Restaurants & Leisure — 2.7%
Aramark	579,442	21,497,298
Caesars Entertainment Corp.(a)(b)	1,408,281	15,068,607
Chipotle Mexican Grill Inc.(b)	57,788	24,928,010
Choice Hotels International Inc.	82,664	6,249,398
Darden Restaurants Inc.	293,916	31,466,647
Domino's Pizza Inc.	99,936	28,198,941
Dunkin' Brands Group Inc.	196,322	13,559,961
Extended Stay America Inc.	445,734	9,632,312
Hilton Grand Vacations Inc.(b)	229,344	7,958,237
Hilton Worldwide Holdings Inc.	662,280	52,426,085
Hyatt Hotels Corp., Class A	107,218	8,271,869
International Game Technology PLC	233,609	5,429,073
MGM Resorts International	1,232,017	35,765,453
Norwegian Cruise Line Holdings Ltd.(b)	486,548	22,989,393
Royal Caribbean Cruises Ltd.	400,224	41,463,206
Six Flags Entertainment Corp.	169,268	11,857,223

iShares® Russell Mid-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts Inc.	95,087	$ 26,071,905
Wendy's Co. (The)	438,489	7,533,241
Wyndham Destinations Inc.	232,082	10,274,270
Wyndham Hotels & Resorts Inc.	232,082	13,653,384
Wynn Resorts Ltd.	243,910	40,815,899
Yum China Holdings Inc.	878,099	33,771,688
		468,882,100
Household Durables — 1.4%
DR Horton Inc.	817,580	33,520,780
Garmin Ltd.	270,026	16,471,586
Leggett & Platt Inc.	310,628	13,866,434
Lennar Corp., Class A	671,537	35,255,692
Lennar Corp., Class B	39,592	1,690,182
Mohawk Industries Inc.(a)(b)	147,591	31,624,324
Newell Brands Inc.	1,070,070	27,597,105
NVR Inc.(b)	7,509	22,304,358
PulteGroup Inc.	614,974	17,680,503
Tempur Sealy International Inc.(a)(b)	108,448	5,210,926
Toll Brothers Inc.	333,922	12,351,775
Whirlpool Corp.	164,386	24,038,165
		241,611,830
Household Products — 0.5%
Church & Dwight Co. Inc.	579,746	30,819,297
Clorox Co. (The)	307,906	41,644,287
Energizer Holdings Inc.	139,816	8,802,815
Spectrum Brands Holdings Inc.(a)	52,111	4,253,300
		85,519,699
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp./VA	1,568,040	21,027,416
NRG Energy Inc.	750,272	23,033,351
Vistra Energy Corp.(b)	971,915	22,995,509
		67,056,276
Industrial Conglomerates — 0.5%
Carlisle Companies Inc.	141,246	15,298,354
Roper Technologies Inc.	240,344	66,313,313
		81,611,667
Insurance — 3.8%
Alleghany Corp.	34,891	20,061,278
American Financial Group Inc./OH	170,280	18,276,152
American National Insurance Co.	16,218	1,939,511
Arch Capital Group Ltd.(a)(b)	920,328	24,351,879
Arthur J Gallagher & Co.	427,869	27,931,288
Aspen Insurance Holdings Ltd.	140,045	5,699,832
Assurant Inc.	124,394	12,873,535
Assured Guaranty Ltd.	261,788	9,353,685
Athene Holding Ltd., Class A, NVS(b)	376,587	16,509,574
Axis Capital Holdings Ltd.	194,614	10,824,431
Brighthouse Financial Inc.(b)	284,774	11,410,894
Brown & Brown Inc.	544,462	15,097,931
Cincinnati Financial Corp.	364,265	24,354,758
CNA Financial Corp.	66,997	3,060,423
Erie Indemnity Co., Class A, NVS	58,386	6,846,342
Everest Re Group Ltd.	95,951	22,114,787
First American Financial Corp.	259,215	13,406,600
FNF Group	626,250	23,559,525
Hanover Insurance Group Inc. (The)	100,466	12,011,715
Hartford Financial Services Group Inc. (The)	848,176	43,367,239
Lincoln National Corp.	517,962	32,243,135
Loews Corp.	666,980	32,201,794
Security	Shares	Value
Insurance (continued)
Markel Corp.(a)(b)	32,226	$ 34,944,263
Mercury General Corp.	67,872	3,092,248
Old Republic International Corp.	671,475	13,369,067
Principal Financial Group Inc.	668,254	35,384,049
Reinsurance Group of America Inc.	152,921	20,411,895
RenaissanceRe Holdings Ltd.	94,265	11,341,965
Torchmark Corp.	249,961	20,349,325
Unum Group	496,923	18,381,182
Validus Holdings Ltd.	182,983	12,369,651
White Mountains Insurance Group Ltd.	7,233	6,557,510
Willis Towers Watson PLC	311,164	47,172,462
WR Berkley Corp.	225,268	16,311,656
XL Group Ltd.	599,030	33,515,729
		660,697,310
Internet & Direct Marketing Retail — 0.5%
Expedia Group Inc.	285,854	34,356,792
Qurate Retail Inc.(a)(b)	1,031,366	21,885,586
TripAdvisor Inc.(a)(b)	246,877	13,753,518
Wayfair Inc., Class A(a)(b)	132,863	15,778,810
		85,774,706
Internet Software & Services — 1.7%
2U Inc.(a)(b)	127,919	10,688,912
Akamai Technologies Inc.(b)	393,427	28,810,659
DocuSign Inc.(b)	59,348	3,142,477
GoDaddy Inc., Class A(a)(b)	355,001	25,063,070
GrubHub Inc.(a)(b)	213,993	22,450,006
IAC/InterActiveCorp.(b)	177,194	27,020,313
LogMeIn Inc.	121,860	12,582,045
Match Group Inc.(a)(b)	122,442	4,743,403
Nutanix Inc., Class A(a)(b)	252,331	13,012,710
Okta Inc.(a)(b)	203,185	10,234,428
Twilio Inc., Class A(b)	169,724	9,507,938
Twitter Inc.(a)(b)	1,678,908	73,317,912
VeriSign Inc.(b)	249,690	34,312,400
Zillow Group Inc., Class A(a)(b)	133,947	8,003,333
Zillow Group Inc., Class C, NVS(a)(b)	270,544	15,978,329
		298,867,935
IT Services — 4.6%
Alliance Data Systems Corp.	114,367	26,670,384
Amdocs Ltd.	338,840	22,427,819
Black Knight Inc.(a)(b)	336,667	18,028,518
Booz Allen Hamilton Holding Corp.	336,000	14,693,280
Broadridge Financial Solutions Inc.	278,331	32,035,898
Conduent Inc.(a)(b)	451,589	8,205,372
CoreLogic Inc./U.S.(b)	191,769	9,952,811
DXC Technology Co.	677,212	54,590,059
EPAM Systems Inc.(b)	120,260	14,951,926
Euronet Worldwide Inc.(a)(b)	116,709	9,776,713
Fidelity National Information Services Inc.	782,349	82,952,464
First Data Corp., Class A(b)	1,137,700	23,812,061
Fiserv Inc.(b)	971,735	71,995,846
FleetCor Technologies Inc.(b)	211,129	44,474,324
Gartner Inc.(a)(b)	210,003	27,909,399
Genpact Ltd.	348,710	10,088,180
Global Payments Inc.	376,820	42,011,662
Jack Henry & Associates Inc.(a)	182,508	23,791,743
Leidos Holdings Inc.	339,206	20,013,154
Paychex Inc.	761,551	52,052,011
Sabre Corp.	566,542	13,959,595

iShares® Russell Mid-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Square Inc., Class A(a)(b)	678,550	$ 41,825,822
Switch Inc., Class A(a)	90,387	1,100,010
Teradata Corp.(b)	286,505	11,503,176
Total System Services Inc.	426,907	36,082,180
Western Union Co. (The)	1,092,754	22,215,689
WEX Inc.(b)	98,682	18,796,947
Worldpay Inc., Class A(b)	692,801	56,657,266
		812,574,309
Leisure Products — 0.4%
Brunswick Corp./DE	205,577	13,255,605
Hasbro Inc.	270,992	25,015,272
Mattel Inc.(a)	816,062	13,399,738
Polaris Industries Inc.	141,022	17,230,068
		68,900,683
Life Sciences Tools & Services — 1.4%
Agilent Technologies Inc.	764,921	47,302,715
Bio-Rad Laboratories Inc., Class A(b)	50,144	14,468,550
Bio-Techne Corp.	88,114	13,036,466
Bruker Corp.	232,154	6,741,752
Charles River Laboratories International Inc.(b)	112,074	12,581,427
IQVIA Holdings Inc.(b)	386,438	38,574,241
Mettler-Toledo International Inc.(a)(b)	59,016	34,148,428
PerkinElmer Inc.	260,807	19,098,897
PRA Health Sciences Inc.(b)	119,706	11,175,752
QIAGEN NV(a)(b)	525,630	19,006,781
Waters Corp.(b)	184,488	35,715,032
		251,850,041
Machinery — 3.8%
AGCO Corp.	157,857	9,585,077
Allison Transmission Holdings Inc.	286,238	11,589,777
Colfax Corp.(a)(b)	207,946	6,373,545
Crane Co.	118,500	9,495,405
Cummins Inc.	362,301	48,186,033
Donaldson Co. Inc.	308,001	13,897,005
Dover Corp.	359,689	26,329,235
Flowserve Corp.	310,217	12,532,767
Fortive Corp.(a)	729,729	56,269,403
Gardner Denver Holdings Inc.(b)	252,396	7,417,918
Gates Industrial Corp. PLC(a)(b)	111,736	1,817,945
Graco Inc.	392,181	17,734,425
IDEX Corp.	181,748	24,804,967
Ingersoll-Rand PLC	587,429	52,710,004
ITT Inc.	207,156	10,828,044
Lincoln Electric Holdings Inc.	148,011	12,989,445
Middleby Corp. (The)(a)(b)	129,856	13,559,564
Nordson Corp.	137,265	17,626,199
Oshkosh Corp.	174,393	12,263,316
PACCAR Inc.	814,452	50,463,446
Parker-Hannifin Corp.	314,618	49,033,215
Pentair PLC	381,539	16,055,161
Snap-on Inc.	133,062	21,385,725
Stanley Black & Decker Inc.	366,566	48,683,631
Terex Corp.	161,196	6,800,859
Timken Co. (The)	162,564	7,079,662
Toro Co. (The)	249,064	15,006,106
Trinity Industries Inc.	348,674	11,945,571
WABCO Holdings Inc.(b)	127,016	14,863,412
Wabtec Corp./DE(a)	203,709	20,081,633
Welbilt Inc.(a)(b)	304,151	6,785,609
Security	Shares	Value
Machinery (continued)
Xylem Inc./NY	425,050	$ 28,639,869
		662,833,973
Marine — 0.1%
Kirby Corp.(a)(b)	140,508	11,746,469
Media — 2.1%
AMC Networks Inc., Class A(a)(b)	105,014	6,531,871
Cable One Inc.	10,114	7,416,495
CBS Corp., Class B, NVS	781,768	43,950,997
Cinemark Holdings Inc.	253,832	8,904,427
Discovery Inc., Class A(a)(b)	363,900	10,007,250
Discovery Inc., Class C, NVS(b)	818,425	20,869,838
DISH Network Corp., Class A(b)	526,496	17,695,531
GCI Liberty Inc., Class A(b)	241,581	10,890,471
Interpublic Group of Companies Inc. (The)	910,878	21,350,980
John Wiley & Sons Inc., Class A	104,884	6,544,762
Liberty Broadband Corp., Class A(b)	58,676	4,438,253
Liberty Broadband Corp., Class C, NVS(b)	246,791	18,687,015
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	61,469	2,170,470
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	466,319	17,314,424
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	199,794	9,000,720
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	403,316	18,294,414
Lions Gate Entertainment Corp., Class A(a)	116,681	2,896,022
Lions Gate Entertainment Corp., Class B, NVS	227,807	5,344,352
Live Nation Entertainment Inc.(b)	327,040	15,884,333
Madison Square Garden Co. (The), Class A(b)	43,675	13,547,548
News Corp., Class A, NVS	905,834	14,040,427
News Corp., Class B	279,652	4,432,484
Omnicom Group Inc.	534,704	40,781,874
Sirius XM Holdings Inc.(a)	3,050,619	20,652,691
Tribune Media Co., Class A	207,694	7,948,449
Viacom Inc., Class A(a)	26,311	932,725
Viacom Inc., Class B, NVS	837,889	25,270,732
		375,799,555
Metals & Mining — 1.4%
Alcoa Corp.(b)	443,080	20,771,590
Freeport-McMoRan Inc.	3,438,479	59,348,148
Newmont Mining Corp.	1,264,744	47,693,496
Nucor Corp.	754,745	47,171,563
Reliance Steel & Aluminum Co.	166,347	14,562,016
Royal Gold Inc.	154,469	14,340,902
Steel Dynamics Inc.	536,468	24,650,705
U.S. Steel Corp.	418,004	14,525,639
		243,064,059
Mortgage Real Estate Investment — 0.5%
AGNC Investment Corp.	997,964	18,552,151
Annaly Capital Management Inc.	2,746,068	28,257,040
Chimera Investment Corp.	441,591	8,072,283
MFA Financial Inc.(a)	932,659	7,069,555
New Residential Investment Corp.	791,982	13,851,765
Starwood Property Trust Inc.(a)	605,235	13,139,652
Two Harbors Investment Corp.	411,316	6,498,793
		95,441,239
Multi-Utilities — 2.5%
Ameren Corp.	576,876	35,102,905
CenterPoint Energy Inc.	1,023,892	28,372,047

iShares® Russell Mid-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities (continued)
CMS Energy Corp.	668,101	$ 31,587,815
Consolidated Edison Inc.	738,848	57,615,367
DTE Energy Co.	429,075	44,465,042
MDU Resources Group Inc.	459,941	13,191,108
NiSource Inc.	859,725	22,593,573
Public Service Enterprise Group Inc.	1,197,062	64,808,937
SCANA Corp.	341,479	13,153,771
Sempra Energy	627,340	72,840,448
Vectren Corp.	197,298	14,096,942
WEC Energy Group Inc.	748,777	48,408,433
		446,236,388
Multiline Retail — 1.0%
Dollar General Corp.	638,064	62,913,110
Dollar Tree Inc.(b)	556,808	47,328,680
Kohl's Corp.	396,393	28,897,050
Macy's Inc.	725,616	27,159,807
Nordstrom Inc.	279,062	14,449,830
		180,748,477
Oil, Gas & Consumable Fuels — 4.7%
Andeavor	334,198	43,840,094
Antero Resources Corp.(a)(b)	572,202	12,216,513
Apache Corp.	906,437	42,375,930
Cabot Oil & Gas Corp.	1,057,142	25,159,980
Centennial Resource Development Inc./DE, Class A(a)(b)	433,880	7,835,873
Cheniere Energy Inc.(b)	495,811	32,321,919
Chesapeake Energy Corp.(a)(b)	2,131,769	11,170,469
Cimarex Energy Co.	222,986	22,686,596
CNX Resources Corp.(b)	508,360	9,038,641
Concho Resources Inc.(b)	350,467	48,487,109
Continental Resources Inc./OK(a)(b)	207,232	13,420,344
Devon Energy Corp.	1,239,535	54,489,959
Diamondback Energy Inc.	233,174	30,678,703
Energen Corp.(b)	207,208	15,088,886
EQT Corp.	628,273	34,668,104
Extraction Oil & Gas Inc.(a)(b)	262,175	3,851,351
Hess Corp.	628,653	42,050,599
HollyFrontier Corp.	384,026	26,278,899
Kosmos Energy Ltd.(a)(b)	575,732	4,761,304
Marathon Oil Corp.	2,018,978	42,115,881
Murphy Oil Corp.	388,941	13,134,538
Newfield Exploration Co.(a)(b)	472,206	14,284,231
Noble Energy Inc.	1,138,405	40,162,928
ONEOK Inc.	971,990	67,874,062
Parsley Energy Inc., Class A(a)(b)	613,932	18,589,861
PBF Energy Inc., Class A	264,395	11,086,082
QEP Resources Inc.(b)	560,088	6,866,679
Range Resources Corp.(a)	499,925	8,363,745
RSP Permian Inc.(b)	347,138	15,281,015
SM Energy Co.(a)	260,554	6,693,632
Targa Resources Corp.	512,794	25,378,175
Whiting Petroleum Corp.(a)(b)	212,603	11,208,430
Williams Companies Inc. (The)	1,966,220	53,304,224
WPX Energy Inc.(b)	941,123	16,968,448
		831,733,204
Paper & Forest Products — 0.0%
Domtar Corp.	146,868	7,011,478
Security	Shares	Value
Personal Products — 0.2%
Coty Inc., Class A	1,104,514	$ 15,573,648
Herbalife Nutrition Ltd.(b)	272,204	14,622,799
Nu Skin Enterprises Inc., Class A	128,207	10,024,505
		40,220,952
Pharmaceuticals — 0.7%
Catalent Inc.(b)	315,016	13,196,020
Jazz Pharmaceuticals PLC(a)(b)	139,364	24,012,417
Mylan NV(b)	1,217,827	44,012,268
Nektar Therapeutics(b)	370,337	18,083,556
Perrigo Co. PLC	306,458	22,343,853
		121,648,114
Professional Services — 1.5%
CoStar Group Inc.(b)	84,813	34,996,388
Dun & Bradstreet Corp. (The)	88,062	10,800,804
Equifax Inc.	283,510	35,469,936
IHS Markit Ltd.(b)	923,591	47,648,060
ManpowerGroup Inc.	155,622	13,392,830
Nielsen Holdings PLC	845,659	26,156,233
Robert Half International Inc.	285,161	18,563,981
TransUnion	436,283	31,255,314
Verisk Analytics Inc.(b)	382,102	41,129,459
		259,413,005
Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(b)	753,638	35,978,678
Howard Hughes Corp. (The)(b)	91,492	12,122,690
Jones Lang LaSalle Inc.	107,507	17,845,087
Realogy Holdings Corp.	300,905	6,860,634
		72,807,089
Road & Rail — 0.7%
AMERCO	16,576	5,903,542
Genesee & Wyoming Inc., Class A(a)(b)	141,094	11,473,764
JB Hunt Transport Services Inc.	206,543	25,105,302
Kansas City Southern	242,761	25,722,956
Knight-Swift Transportation Holdings Inc.	305,524	11,674,072
Landstar System Inc.	99,266	10,839,847
Old Dominion Freight Line Inc.(a)	156,186	23,265,467
Ryder System Inc.	123,404	8,867,811
Schneider National Inc., Class B	112,520	3,095,425
		125,948,186
Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices Inc.(a)(b)	2,156,158	32,320,808
Analog Devices Inc.	876,313	84,055,943
Cavium Inc.(b)	161,163	13,940,599
Cypress Semiconductor Corp.	851,378	13,264,469
First Solar Inc.(b)	194,308	10,232,259
KLA-Tencor Corp.	370,007	37,936,818
Lam Research Corp.	389,074	67,251,441
Marvell Technology Group Ltd.	944,786	20,256,212
Maxim Integrated Products Inc.	660,135	38,723,519
Microchip Technology Inc.(a)	545,683	49,629,869
MKS Instruments Inc.	128,234	12,271,994
Monolithic Power Systems Inc.	96,433	12,890,199
ON Semiconductor Corp.(a)(b)	1,004,182	22,327,987
Qorvo Inc.(a)(b)	299,535	24,013,721
Skyworks Solutions Inc.	431,068	41,662,722
Teradyne Inc.	453,296	17,256,979
Universal Display Corp.(a)	100,350	8,630,100
Versum Materials Inc.	257,667	9,572,329

iShares® Russell Mid-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx Inc.	604,233	$ 39,432,246
		555,670,214
Software — 4.7%
ANSYS Inc.(b)	197,590	34,416,226
Aspen Technology Inc.(b)	169,394	15,709,600
Atlassian Corp. PLC, Class A(a)(b)	217,868	13,621,107
Autodesk Inc.(b)	520,367	68,214,910
CA Inc.	744,391	26,537,539
Cadence Design Systems Inc.(b)	662,263	28,682,611
CDK Global Inc.	314,415	20,452,696
Ceridian HCM Holding Inc.(a)(b)	55,972	1,857,711
Citrix Systems Inc.(b)	320,882	33,641,269
Dell Technologies Inc., Class V(b)	473,797	40,073,750
Fair Isaac Corp.(b)	69,622	13,459,325
FireEye Inc.(b)	454,341	6,992,308
Fortinet Inc.(b)	329,788	20,588,665
Guidewire Software Inc.(a)(b)	189,291	16,805,255
Manhattan Associates Inc.(a)(b)	157,323	7,395,754
Nuance Communications Inc.(a)(b)	697,089	9,679,081
Paycom Software Inc.(a)(b)	117,652	11,627,547
Pegasystems Inc.	89,190	4,887,612
Proofpoint Inc.(b)	119,219	13,747,143
PTC Inc.(b)	271,154	25,436,957
RealPage Inc.(b)	166,428	9,170,183
Red Hat Inc.(b)	420,070	56,444,806
RingCentral Inc., Class A(b)	157,592	11,086,597
ServiceNow Inc.(a)(b)	415,541	71,668,356
Splunk Inc.(a)(b)	343,573	34,051,520
SS&C Technologies Holdings Inc.	486,850	25,267,515
Symantec Corp.	1,468,544	30,325,434
Synopsys Inc.(b)	350,978	30,033,187
Tableau Software Inc., Class A(b)	160,283	15,667,663
Take-Two Interactive Software Inc.(b)	267,810	31,697,992
Tyler Technologies Inc.(b)	89,954	19,978,783
Ultimate Software Group Inc. (The)(a)(b)	70,256	18,077,571
Workday Inc., Class A(b)	345,590	41,857,861
Zendesk Inc.(b)	243,550	13,271,039
Zynga Inc., Class A(a)(b)	1,813,570	7,381,230
		829,806,803
Specialty Retail — 2.7%
Advance Auto Parts Inc.(a)	168,223	22,827,861
AutoNation Inc.(a)(b)	131,485	6,387,541
AutoZone Inc.(b)	63,602	42,672,490
Best Buy Co. Inc.	573,750	42,790,275
Burlington Stores Inc.(b)	158,133	23,803,761
CarMax Inc.(b)	421,203	30,693,063
Dick's Sporting Goods Inc.	183,559	6,470,455
Floor & Decor Holdings Inc., Class A(a)(b)	92,682	4,572,003
Foot Locker Inc.	278,483	14,662,130
Gap Inc. (The)	518,396	16,790,846
L Brands Inc.	550,278	20,294,253
Michaels Companies Inc. (The)(b)	257,802	4,942,064
O'Reilly Automotive Inc.(b)	190,625	52,149,281
Penske Automotive Group Inc.	81,494	3,817,994
Ross Stores Inc.	878,999	74,495,165
Tiffany & Co.	293,430	38,615,388
Tractor Supply Co.	289,321	22,130,163
Ulta Salon Cosmetics & Fragrance Inc.(b)	135,802	31,704,335
Urban Outfitters Inc.(a)(b)	175,041	7,798,077
Security	Shares	Value
Specialty Retail (continued)
Williams-Sonoma Inc.	196,861	$ 12,083,328
		479,700,473
Technology Hardware, Storage & Peripherals — 0.8%
NCR Corp.(a)(b)	279,692	8,385,166
NetApp Inc.	636,782	50,006,491
Pure Storage Inc., Class A(b)	389,832	9,309,188
Western Digital Corp.	711,023	55,040,290
Xerox Corp.	529,088	12,698,112
		135,439,247
Textiles, Apparel & Luxury Goods — 1.5%
Carter's Inc.	109,630	11,882,796
Columbia Sportswear Co.	72,545	6,635,691
Hanesbrands Inc.	850,513	18,728,296
Lululemon Athletica Inc.(a)(b)	232,618	29,042,358
Michael Kors Holdings Ltd.(b)	339,037	22,579,864
PVH Corp.	181,603	27,189,601
Ralph Lauren Corp.	130,274	16,378,047
Skechers U.S.A. Inc., Class A(b)	314,817	9,447,658
Tapestry Inc.	683,475	31,925,117
Under Armour Inc., Class A(a)(b)	440,365	9,899,405
Under Armour Inc., Class C, NVS(a)(b)	446,768	9,417,870
VF Corp.	767,633	62,577,442
		255,704,145
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	1,129,242	12,466,832
TFS Financial Corp.	124,133	1,957,577
		14,424,409
Trading Companies & Distributors — 0.9%
Air Lease Corp.	230,191	9,661,116
Fastenal Co.	681,620	32,806,371
HD Supply Holdings Inc.(b)	439,776	18,861,993
MSC Industrial Direct Co. Inc., Class A	105,540	8,955,069
United Rentals Inc.(b)	197,984	29,226,398
Univar Inc.(b)	271,060	7,112,614
Watsco Inc.	76,194	13,583,866
WESCO International Inc.(a)(b)	111,032	6,339,927
WW Grainger Inc.	107,782	33,239,969
		159,787,323
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	188,492	7,954,362
Water Utilities — 0.3%
American Water Works Co. Inc.	422,715	36,091,407
Aqua America Inc.	422,022	14,846,734
		50,938,141
Wireless Telecommunication Services — 0.1%
Sprint Corp.(b)	1,527,481	8,309,497
Telephone & Data Systems Inc.	227,427	6,236,048
U.S. Cellular Corp.(a)(b)	35,545	1,316,587
		15,862,132
Total Common Stocks — 99.7% (Cost: $13,175,390,045)		17,445,483,709
Short-Term Investments
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	579,309,039	579,424,900

iShares® Russell Mid-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	35,184,265	$ 35,184,265
		614,609,165
Total Short-Term Investments — 3.5% (Cost: $614,493,303)		614,609,165
Total Investments in Securities — 103.2% (Cost: $13,789,883,348)		18,060,092,874
Other Assets, Less Liabilities — (3.2)%		(557,973,789)
Net Assets — 100.0%		$ 17,502,119,085
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	672,731,047	(93,422,008)	579,309,039	$579,424,900	$804,323 (a)	$ 31,580	$ 117,278
BlackRock Cash Funds: Treasury, SL Agency Shares	18,616,885	16,567,380	35,184,265	35,184,265	117,027	—	—
				$614,609,165	$921,350	$ 31,580	$ 117,278

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	112	09/21/18	$ 15,241	$ (206,517)
S&P MidCap 400 E-Mini	185	09/21/18	36,188	(609,183)
				$ (815,700)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® Russell Mid-Cap ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$17,445,483,709	$ —	$ —	$17,445,483,709
Money Market Funds	614,609,165	—	—	614,609,165
	$18,060,092,874	$ —	$ —	$18,060,092,874
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (815,700)	$ —	$ —	$ (815,700)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Russell Mid-Cap Growth ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
BWX Technologies Inc.(a)	300,592	$ 18,732,893
Curtiss-Wright Corp.	10,360	1,233,047
Harris Corp.	359,867	52,015,176
HEICO Corp.(a)	116,189	8,473,646
HEICO Corp., Class A	229,410	13,982,540
Hexcel Corp.(a)	56,959	3,780,938
Huntington Ingalls Industries Inc.	113,774	24,665,066
Rockwell Collins Inc.	66,399	8,942,617
Spirit AeroSystems Holdings Inc., Class A	344,067	29,558,796
Textron Inc.	129,362	8,526,249
TransDigm Group Inc.	147,027	50,744,899
		220,655,867
Air Freight & Logistics — 1.2%
CH Robinson Worldwide Inc.	420,245	35,157,697
Expeditors International of Washington Inc.	528,649	38,644,242
XPO Logistics Inc.(b)	361,289	36,193,932
		109,995,871
Auto Components — 1.0%
Aptiv PLC	696,231	63,795,647
Gentex Corp.	562,681	12,952,917
Lear Corp.	21,010	3,903,868
Visteon Corp.(b)	56,364	7,284,483
		87,936,915
Automobiles — 0.1%
Thor Industries Inc.	125,241	12,197,221
Banks — 0.9%
Comerica Inc.	30,043	2,731,509
East West Bancorp. Inc.	32,709	2,132,627
Pinnacle Financial Partners Inc.	97,813	6,000,827
Signature Bank/New York NY(b)	102,736	13,137,880
SVB Financial Group(b)	123,458	35,649,732
Synovus Financial Corp.	27,612	1,458,742
Texas Capital Bancshares Inc.(b)	95,156	8,706,774
Western Alliance Bancorp.(b)	178,975	10,131,775
		79,949,866
Beverages — 1.3%
Brown-Forman Corp., Class A	155,104	7,578,381
Brown-Forman Corp., Class B, NVS	857,754	42,038,524
Dr Pepper Snapple Group Inc.	543,464	66,302,608
		115,919,513
Biotechnology — 3.5%
Agios Pharmaceuticals Inc.(a)(b)	142,864	12,033,435
Alkermes PLC(b)	464,706	19,127,299
Alnylam Pharmaceuticals Inc.(a)(b)	240,511	23,687,928
BioMarin Pharmaceutical Inc.(a)(b)	535,587	50,452,295
Bluebird Bio Inc.(b)	104,109	16,339,907
Exact Sciences Corp.(a)(b)	362,030	21,645,774
Exelixis Inc.(b)	886,073	19,068,291
Incyte Corp.(b)	532,669	35,688,823
Ionis Pharmaceuticals Inc.(a)(b)	377,134	15,715,174
Neurocrine Biosciences Inc.(a)(b)	269,465	26,472,242
Sage Therapeutics Inc.(a)(b)	137,206	21,476,855
Sarepta Therapeutics Inc.(a)(b)	188,242	24,881,828
Seattle Genetics Inc.(a)(b)	326,369	21,667,638
TESARO Inc.(a)(b)	117,133	5,208,904
		313,466,393
Security	Shares	Value
Building Products — 1.2%
Allegion PLC	237,483	$ 18,371,685
AO Smith Corp.	432,391	25,575,928
Armstrong World Industries Inc.(b)	136,028	8,596,969
Fortune Brands Home & Security Inc.	182,327	9,789,137
Lennox International Inc.	103,924	20,800,388
Masco Corp.	643,633	24,084,747
		107,218,854
Capital Markets — 5.0%
Ameriprise Financial Inc.	70,769	9,899,168
Cboe Global Markets Inc.	314,923	32,774,037
E*TRADE Financial Corp.(b)	180,524	11,040,848
Eaton Vance Corp., NVS	349,439	18,237,221
Evercore Inc., Class A	121,613	12,824,091
FactSet Research Systems Inc.	115,353	22,851,429
Interactive Brokers Group Inc., Class A	193,673	12,474,478
Lazard Ltd., Class A	321,173	15,708,571
LPL Financial Holdings Inc.	267,365	17,523,102
MarketAxess Holdings Inc.	111,565	22,074,251
Moody's Corp.	505,344	86,191,473
Morningstar Inc.	54,855	7,035,154
MSCI Inc.	267,389	44,234,162
Northern Trust Corp.	176,187	18,127,881
Raymond James Financial Inc.	117,319	10,482,453
SEI Investments Co.	405,814	25,371,491
T Rowe Price Group Inc.	665,746	77,286,453
Virtu Financial Inc., Class A	117,988	3,132,581
		447,268,844
Chemicals — 1.5%
Axalta Coating Systems Ltd.(b)	259,753	7,873,113
Celanese Corp., Series A	260,303	28,909,251
Chemours Co. (The)	541,777	24,033,228
FMC Corp.	164,889	14,709,748
International Flavors & Fragrances Inc.	100,923	12,510,415
NewMarket Corp.	22,663	9,167,183
Platform Specialty Products Corp.(b)	335,235	3,888,726
RPM International Inc.	80,533	4,696,685
Scotts Miracle-Gro Co. (The)	59,747	4,968,561
Westlake Chemical Corp.	101,464	10,920,570
WR Grace & Co.	149,658	10,971,428
		132,648,908
Commercial Services & Supplies — 1.4%
Cintas Corp.	264,843	49,014,494
Copart Inc.(a)(b)	615,493	34,812,284
KAR Auction Services Inc.	380,529	20,852,989
Republic Services Inc.	43,186	2,952,195
Rollins Inc.	291,985	15,352,572
		122,984,534
Communications Equipment — 1.6%
Arista Networks Inc.(a)(b)	172,671	44,461,056
F5 Networks Inc.(b)	185,759	32,034,140
Motorola Solutions Inc.	55,622	6,472,732
Palo Alto Networks Inc.(b)	268,706	55,211,022
Ubiquiti Networks Inc.(a)(b)	58,120	4,923,926
		143,102,876
Construction & Engineering — 0.1%
Quanta Services Inc.(b)	131,837	4,403,356
Construction Materials — 1.1%
Eagle Materials Inc.(a)	125,332	13,156,100

iShares® Russell Mid-Cap Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction Materials (continued)
Martin Marietta Materials Inc.	175,051	$ 39,094,140
Vulcan Materials Co.	374,853	48,378,528
		100,628,768
Consumer Finance — 0.8%
Credit Acceptance Corp.(a)(b)	31,239	11,039,862
Discover Financial Services	484,784	34,133,641
OneMain Holdings Inc.(b)	16,378	545,224
Santander Consumer USA Holdings Inc.	45,030	859,623
Synchrony Financial	800,681	26,726,732
		73,305,082
Containers & Packaging — 1.2%
Avery Dennison Corp.	266,832	27,243,547
Berry Global Group Inc.(b)	199,313	9,156,439
Crown Holdings Inc.(b)	390,518	17,479,586
Graphic Packaging Holding Co.	158,851	2,304,928
International Paper Co.	141,452	7,366,820
Packaging Corp. of America	284,284	31,780,108
Sealed Air Corp.	267,628	11,360,809
Silgan Holdings Inc.	78,747	2,112,782
		108,805,019
Distributors — 0.3%
LKQ Corp.(b)	155,747	4,968,329
Pool Corp.	118,838	18,003,957
		22,972,286
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions Inc.(b)	146,270	14,995,600
Grand Canyon Education Inc.(b)	142,847	15,943,154
H&R Block Inc.	114,472	2,607,672
Service Corp. International/U.S.	251,033	8,984,471
ServiceMaster Global Holdings Inc.(b)	413,125	24,568,544
		67,099,441
Diversified Financial Services — 0.0%
Voya Financial Inc.	36,596	1,720,012
Diversified Telecommunication Services — 0.2%
Zayo Group Holdings Inc.(b)	605,674	22,094,987
Electrical Equipment — 1.1%
AMETEK Inc.	132,922	9,591,652
Hubbell Inc.	112,011	11,844,043
Rockwell Automation Inc.	379,423	63,071,485
Sensata Technologies Holding PLC(b)	279,292	13,288,713
		97,795,893
Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A	894,687	77,971,972
CDW Corp./DE	449,901	36,347,502
Cognex Corp.(a)	503,620	22,466,488
Coherent Inc.(a)(b)	53,793	8,414,301
FLIR Systems Inc.	36,557	1,899,867
IPG Photonics Corp.(a)(b)	109,678	24,198,257
Littelfuse Inc.	60,613	13,830,675
National Instruments Corp.	271,639	11,403,405
Zebra Technologies Corp., Class A(b)	159,606	22,863,560
		219,396,027
Energy Equipment & Services — 0.0%
RPC Inc.(a)	63,258	921,669
Equity Real Estate Investment Trusts (REITs) — 1.9%
Alexandria Real Estate Equities Inc.(a)	24,309	3,067,066
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Colony Capital Inc.	79,667	$ 497,122
CoreSite Realty Corp.(a)	103,098	11,425,320
Equity LifeStyle Properties Inc.	257,723	23,684,744
Extra Space Storage Inc.(a)	321,791	32,117,960
Gaming and Leisure Properties Inc.	219,242	7,848,864
Hudson Pacific Properties Inc.	57,269	2,029,041
Lamar Advertising Co., Class A(a)	228,290	15,594,490
Life Storage Inc.	7,750	754,152
Omega Healthcare Investors Inc.	49,124	1,522,844
SBA Communications Corp.(b)	345,599	57,065,307
Taubman Centers Inc.	178,972	10,516,395
		166,123,305
Food & Staples Retailing — 0.1%
Sprouts Farmers Market Inc.(a)(b)	392,331	8,658,745
U.S. Foods Holding Corp.(b)	38,397	1,452,175
		10,110,920
Food Products — 1.0%
Campbell Soup Co.	369,538	14,981,070
Hershey Co. (The)	387,985	36,105,884
Kellogg Co.	375,762	26,254,491
McCormick & Co. Inc./MD, NVS	21,308	2,473,646
Post Holdings Inc.(b)	114,305	9,832,516
		89,647,607
Health Care Equipment & Supplies — 5.5%
ABIOMED Inc.(b)	128,034	52,372,308
Align Technology Inc.(a)(b)	240,280	82,209,399
Cantel Medical Corp.	111,491	10,966,255
Cooper Companies Inc. (The)	23,242	5,472,329
DexCom Inc.(a)(b)	265,676	25,233,906
Edwards Lifesciences Corp.(b)	636,644	92,676,267
Hill-Rom Holdings Inc.	129,986	11,352,977
ICU Medical Inc.(b)	47,098	13,830,328
IDEXX Laboratories Inc.(b)	260,318	56,733,705
Insulet Corp.(b)	176,408	15,118,166
Integra LifeSciences Holdings Corp.(b)	169,365	10,908,800
Masimo Corp.(b)	136,186	13,298,563
Penumbra Inc.(b)	92,520	12,781,638
ResMed Inc.	426,882	44,216,437
Teleflex Inc.	26,403	7,081,549
Varian Medical Systems Inc.(b)	277,951	31,608,588
West Pharmaceutical Services Inc.	51,326	5,096,158
		490,957,373
Health Care Providers & Services — 2.4%
AmerisourceBergen Corp.	486,087	41,448,638
Centene Corp.(b)	543,803	67,001,968
Chemed Corp.	46,937	15,104,796
DaVita Inc.(b)	213,382	14,817,246
Encompass Health Corp.	295,790	20,030,899
Envision Healthcare Corp.(b)	71,005	3,124,930
Henry Schein Inc.(a)(b)	68,115	4,947,874
Laboratory Corp. of America Holdings(b)	18,192	3,266,010
Molina Healthcare Inc.(b)	156,925	15,369,234
Premier Inc., Class A(a)(b)	52,696	1,917,080
WellCare Health Plans Inc.(b)	109,388	26,935,701
		213,964,376
Health Care Technology — 0.8%
athenahealth Inc.(b)	120,767	19,218,860
Cerner Corp.(b)	431,339	25,789,759

iShares® Russell Mid-Cap Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Technology (continued)
Veeva Systems Inc., Class A(a)(b)	364,906	$ 28,046,675
		73,055,294
Hotels, Restaurants & Leisure — 3.9%
Chipotle Mexican Grill Inc.(a)(b)	74,024	31,931,733
Choice Hotels International Inc.	104,698	7,915,169
Darden Restaurants Inc.	188,763	20,208,967
Domino's Pizza Inc.	127,967	36,108,448
Dunkin' Brands Group Inc.	250,165	17,278,896
Extended Stay America Inc.	346,315	7,483,867
Hilton Grand Vacations Inc.(b)	294,578	10,221,857
Hilton Worldwide Holdings Inc.	846,545	67,012,502
International Game Technology PLC	16,667	387,341
MGM Resorts International	139,721	4,056,101
Six Flags Entertainment Corp.	216,111	15,138,576
Vail Resorts Inc.	121,812	33,399,632
Wendy's Co. (The)	568,159	9,760,972
Wyndham Destinations Inc.	295,733	13,092,100
Wyndham Hotels & Resorts Inc.	295,733	17,397,972
Wynn Resorts Ltd.	312,052	52,218,782
Yum China Holdings Inc.	94,746	3,643,931
		347,256,846
Household Durables — 1.1%
DR Horton Inc.	616,015	25,256,615
Lennar Corp., Class A	462,223	24,266,708
Lennar Corp., Class B	26,021	1,110,836
NVR Inc.(b)	9,576	28,444,072
PulteGroup Inc.	249,197	7,164,414
Tempur Sealy International Inc.(a)(b)	139,982	6,726,135
Toll Brothers Inc.	216,672	8,014,697
		100,983,477
Household Products — 1.0%
Church & Dwight Co. Inc.	627,062	33,334,616
Clorox Co. (The)	343,002	46,391,021
Energizer Holdings Inc.	102,445	6,449,937
		86,175,574
Industrial Conglomerates — 0.2%
Roper Technologies Inc.	56,962	15,716,385
Insurance — 0.6%
Alleghany Corp.	5,110	2,938,097
Arch Capital Group Ltd.(a)(b)	186,063	4,923,227
Axis Capital Holdings Ltd.	27,330	1,520,095
Brown & Brown Inc.	39,545	1,096,583
Erie Indemnity Co., Class A, NVS	57,024	6,686,634
Everest Re Group Ltd.	48,295	11,131,031
Markel Corp.(b)	3,611	3,915,588
RenaissanceRe Holdings Ltd.	10,451	1,257,464
Validus Holdings Ltd.	32,642	2,206,599
XL Group Ltd.	273,045	15,276,868
		50,952,186
Internet & Direct Marketing Retail — 0.9%
Expedia Group Inc.	365,714	43,955,166
TripAdvisor Inc.(a)(b)	314,583	17,525,419
Wayfair Inc., Class A(a)(b)	169,302	20,106,305
		81,586,890
Internet Software & Services — 4.1%
2U Inc.(a)(b)	163,000	13,620,280
Akamai Technologies Inc.(b)	472,015	34,565,659
DocuSign Inc.(b)	75,625	4,004,344
Security	Shares	Value
Internet Software & Services (continued)
GoDaddy Inc., Class A(b)	455,263	$ 32,141,568
GrubHub Inc.(a)(b)	274,386	28,785,835
IAC/InterActiveCorp.(b)	226,262	34,502,692
LogMeIn Inc.	102,642	10,597,787
Match Group Inc.(a)(b)	156,024	6,044,370
Nutanix Inc., Class A(b)	321,535	16,581,560
Okta Inc.(b)	258,912	13,041,398
Twilio Inc., Class A(b)	216,272	12,115,557
Twitter Inc.(a)(b)	2,145,514	93,694,596
VeriSign Inc.(b)	319,701	43,933,311
Zillow Group Inc., Class A(a)(b)	122,329	7,309,158
Zillow Group Inc., Class C, NVS(a)(b)	249,588	14,740,667
		365,678,782
IT Services — 7.8%
Alliance Data Systems Corp.	146,507	34,165,432
Black Knight Inc.(b)	432,350	23,152,343
Booz Allen Hamilton Holding Corp.	406,989	17,797,629
Broadridge Financial Solutions Inc.	356,488	41,031,769
CoreLogic Inc./U.S.(b)	153,922	7,988,552
EPAM Systems Inc.(b)	153,242	19,052,578
Euronet Worldwide Inc.(a)(b)	74,808	6,266,666
Fidelity National Information Services Inc.	84,739	8,984,876
First Data Corp., Class A(b)	1,458,110	30,518,242
Fiserv Inc.(b)	1,241,801	92,005,036
FleetCor Technologies Inc.(a)(b)	269,876	56,849,379
Gartner Inc.(a)(b)	268,951	35,743,588
Genpact Ltd.	157,296	4,550,573
Global Payments Inc.	482,027	53,741,190
Jack Henry & Associates Inc.	233,947	30,497,331
Paychex Inc.	973,443	66,534,829
Sabre Corp.	582,593	14,355,092
Square Inc., Class A(b)	867,422	53,467,892
Switch Inc., Class A(a)	107,908	1,313,240
Teradata Corp.(b)	258,845	10,392,627
Total System Services Inc.	546,430	46,184,264
Western Union Co. (The)	384,313	7,813,083
WEX Inc.(b)	124,764	23,765,047
Worldpay Inc., Class A(b)	78,568	6,425,291
		692,596,549
Leisure Products — 0.6%
Brunswick Corp./DE	25,408	1,638,308
Hasbro Inc.	271,061	25,021,641
Mattel Inc.	229,808	3,773,447
Polaris Industries Inc.	179,945	21,985,680
		52,419,076
Life Sciences Tools & Services — 1.5%
Bio-Techne Corp.	112,470	16,639,937
Bruker Corp.(a)	122,556	3,559,026
Charles River Laboratories International Inc.(b)	102,396	11,494,975
Mettler-Toledo International Inc.(a)(b)	75,566	43,724,755
PRA Health Sciences Inc.(b)	152,534	14,240,574
Waters Corp.(a)(b)	219,258	42,446,156
		132,105,423
Machinery — 3.9%
Allison Transmission Holdings Inc.	364,742	14,768,404
Cummins Inc.	167,998	22,343,734
Donaldson Co. Inc.	366,176	16,521,861
Fortive Corp.(a)	856,074	66,011,866
Gardner Denver Holdings Inc.(b)	105,655	3,105,200

iShares® Russell Mid-Cap Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Graco Inc.	503,758	$ 22,779,937
IDEX Corp.	217,919	29,741,585
Ingersoll-Rand PLC	406,968	36,517,239
Lincoln Electric Holdings Inc.	190,166	16,688,968
Middleby Corp. (The)(a)(b)	97,133	10,142,628
Nordson Corp.	163,604	21,008,390
Parker-Hannifin Corp.	72,163	11,246,603
Toro Co. (The)	317,371	19,121,603
WABCO Holdings Inc.(b)	161,703	18,922,485
Wabtec Corp./DE(a)	93,749	9,241,776
Welbilt Inc.(a)(b)	392,886	8,765,287
Xylem Inc./NY	303,307	20,436,826
		347,364,392
Media — 1.8%
AMC Networks Inc., Class A(a)(b)	133,814	8,323,231
Cable One Inc.	12,932	9,482,906
CBS Corp., Class B, NVS	999,390	56,185,706
Interpublic Group of Companies Inc. (The)	118,389	2,775,038
Lions Gate Entertainment Corp., Class A	10,851	269,322
Lions Gate Entertainment Corp., Class B, NVS	21,189	497,094
Live Nation Entertainment Inc.(a)(b)	416,733	20,240,722
Madison Square Garden Co. (The), Class A(a)(b)	5,564	1,725,897
Omnicom Group Inc.	452,777	34,533,302
Sirius XM Holdings Inc.(a)	3,912,798	26,489,642
		160,522,860
Metals & Mining — 0.1%
Royal Gold Inc.	81,091	7,528,489
Steel Dynamics Inc.	104,592	4,806,002
		12,334,491
Multiline Retail — 1.2%
Dollar General Corp.	815,398	80,398,243
Dollar Tree Inc.(a)(b)	120,615	10,252,275
Nordstrom Inc.	355,598	18,412,864
		109,063,382
Oil, Gas & Consumable Fuels — 1.8%
Antero Resources Corp.(a)(b)	388,628	8,297,208
Apache Corp.	72,764	3,401,717
Cabot Oil & Gas Corp.	999,332	23,784,102
Cheniere Energy Inc.(b)	441,870	28,805,505
Cimarex Energy Co.	35,840	3,646,362
Continental Resources Inc./OK(a)(b)	127,278	8,242,523
Diamondback Energy Inc.	77,797	10,235,751
Kosmos Energy Ltd.(a)(b)	138,424	1,144,766
Newfield Exploration Co.(b)	219,023	6,625,446
ONEOK Inc.	515,592	36,003,789
Parsley Energy Inc., Class A(b)	542,141	16,416,030
RSP Permian Inc.(b)	239,751	10,553,839
		157,157,038
Personal Products — 0.1%
Herbalife Nutrition Ltd.(a)(b)	62,997	3,384,199
Nu Skin Enterprises Inc., Class A	51,147	3,999,184
		7,383,383
Pharmaceuticals — 0.6%
Catalent Inc.(b)	94,254	3,948,300
Jazz Pharmaceuticals PLC(a)(b)	163,375	28,149,513
Nektar Therapeutics(b)	475,357	23,211,682
		55,309,495
Security	Shares	Value
Professional Services — 2.0%
CoStar Group Inc.(b)	108,593	$ 44,808,730
Dun & Bradstreet Corp. (The)	49,165	6,030,087
Equifax Inc.	97,901	12,248,394
Robert Half International Inc.	363,805	23,683,706
TransUnion	558,483	40,009,722
Verisk Analytics Inc.(a)(b)	486,544	52,371,596
		179,152,235
Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(b)	465,654	22,230,322
Howard Hughes Corp. (The)(b)	47,705	6,320,912
		28,551,234
Road & Rail — 0.9%
Genesee & Wyoming Inc., Class A(b)	38,307	3,115,125
JB Hunt Transport Services Inc.	264,847	32,192,153
Landstar System Inc.	126,492	13,812,926
Old Dominion Freight Line Inc.	199,208	29,674,024
Schneider National Inc., Class B	23,512	646,815
		79,441,043
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices Inc.(a)(b)	2,757,358	41,332,796
Analog Devices Inc.	176,429	16,923,070
Cavium Inc.(b)	205,731	17,795,732
Cypress Semiconductor Corp.	746,878	11,636,359
KLA-Tencor Corp.	473,472	48,545,084
Lam Research Corp.	497,206	85,942,057
Maxim Integrated Products Inc.	844,710	49,550,689
Microchip Technology Inc.(a)	697,341	63,423,164
MKS Instruments Inc.	163,404	15,637,763
Monolithic Power Systems Inc.	123,096	16,454,242
ON Semiconductor Corp.(b)	1,288,178	28,642,638
Skyworks Solutions Inc.	390,749	37,765,891
Teradyne Inc.	92,416	3,518,277
Universal Display Corp.(a)	128,811	11,077,746
Versum Materials Inc.	328,335	12,197,645
Xilinx Inc.	773,131	50,454,529
		510,897,682
Software — 9.5%
ANSYS Inc.(b)	252,796	44,032,007
Aspen Technology Inc.(b)	204,197	18,937,230
Atlassian Corp. PLC, Class A(a)(b)	278,084	17,385,812
Autodesk Inc.(b)	558,593	73,225,956
Cadence Design Systems Inc.(b)	848,048	36,728,959
CDK Global Inc.	400,594	26,058,640
Ceridian HCM Holding Inc.(b)	71,321	2,367,144
Citrix Systems Inc.(b)	410,617	43,049,086
Dell Technologies Inc., Class V(b)	43,469	3,676,608
Fair Isaac Corp.(b)	88,871	17,180,542
FireEye Inc.(b)	377,826	5,814,742
Fortinet Inc.(b)	423,085	26,413,196
Guidewire Software Inc.(a)(b)	241,921	21,477,746
Manhattan Associates Inc.(a)(b)	200,470	9,424,095
Paycom Software Inc.(a)(b)	149,919	14,816,495
Pegasystems Inc.	113,651	6,228,075
Proofpoint Inc.(b)	151,918	17,517,664
PTC Inc.(b)	347,712	32,618,863
RealPage Inc.(a)(b)	212,072	11,685,167
Red Hat Inc.(a)(b)	536,816	72,131,966
RingCentral Inc., Class A(b)	201,217	14,155,616
ServiceNow Inc.(b)	531,029	91,586,572

iShares® Russell Mid-Cap Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Splunk Inc.(a)(b)	439,534	$ 43,562,215
SS&C Technologies Holdings Inc.	583,441	30,280,588
Synopsys Inc.(b)	42,380	3,626,456
Tableau Software Inc., Class A(b)	204,643	20,003,853
Take-Two Interactive Software Inc.(b)	203,928	24,136,918
Tyler Technologies Inc.(b)	113,878	25,292,304
Ultimate Software Group Inc. (The)(b)	90,754	23,351,912
Workday Inc., Class A(b)	440,350	53,335,192
Zendesk Inc.(b)	310,874	16,939,524
		847,041,143
Specialty Retail — 4.4%
Advance Auto Parts Inc.	65,166	8,843,026
AutoZone Inc.(b)	71,099	47,702,452
Best Buy Co. Inc.	186,430	13,903,949
Burlington Stores Inc.(b)	201,700	30,361,901
CarMax Inc.(b)	326,989	23,827,688
Floor & Decor Holdings Inc., Class A(a)(b)	115,495	5,697,368
Gap Inc. (The)	40,954	1,326,500
L Brands Inc.	132,643	4,891,874
Michaels Companies Inc. (The)(a)(b)	51,593	989,038
O'Reilly Automotive Inc.(a)(b)	243,648	66,654,783
Ross Stores Inc.	1,123,294	95,199,167
Tiffany & Co.	65,429	8,610,456
Tractor Supply Co.	371,043	28,381,079
Ulta Salon Cosmetics & Fragrance Inc.(b)	173,899	40,598,461
Urban Outfitters Inc.(b)	223,701	9,965,880
Williams-Sonoma Inc.	56,941	3,495,039
		390,448,661
Technology Hardware, Storage & Peripherals — 1.0%
NCR Corp.(a)(b)	292,959	8,782,911
NetApp Inc.	814,187	63,938,105
Pure Storage Inc., Class A(b)	496,746	11,862,294
		84,583,310
Textiles, Apparel & Luxury Goods — 2.1%
Carter's Inc.	139,700	15,142,083
Columbia Sportswear Co.	11,462	1,048,429
Hanesbrands Inc.	1,092,074	24,047,470
Lululemon Athletica Inc.(b)	297,884	37,190,817
Michael Kors Holdings Ltd.(b)	232,882	15,509,941
Skechers U.S.A. Inc., Class A(b)	189,346	5,682,274
Tapestry Inc.	171,570	8,014,035
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour Inc., Class A(a)(b)	425,905	$ 9,574,344
Under Armour Inc., Class C, NVS(a)(b)	437,041	9,212,824
VF Corp.	755,421	61,581,920
		187,004,137
Trading Companies & Distributors — 1.7%
Air Lease Corp.	21,997	923,214
Fastenal Co.	872,762	42,006,035
HD Supply Holdings Inc.(b)	168,253	7,216,371
MSC Industrial Direct Co. Inc., Class A	60,941	5,170,844
United Rentals Inc.(b)	253,656	37,444,699
Univar Inc.(b)	52,222	1,370,305
Watsco Inc.	77,341	13,788,353
WW Grainger Inc.	137,929	42,537,304
		150,457,125
Total Common Stocks — 99.8% (Cost: $7,076,067,116)		8,888,529,876
Short-Term Investments
Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	457,376,521	457,467,996
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	12,313,676	12,313,676
		469,781,672
Total Short-Term Investments — 5.3% (Cost: $469,706,228)		469,781,672
Total Investments in Securities — 105.1% (Cost: $7,545,773,344)		9,358,311,548
Other Assets, Less Liabilities — (5.1)%		(454,784,032)
Net Assets — 100.0%		$ 8,903,527,516

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	407,935,852	49,440,669	457,376,521	$457,467,996	$585,231 (a)	$ 13,215	$ 78,046
BlackRock Cash Funds: Treasury, SL Agency Shares	8,766,495	3,547,181	12,313,676	12,313,676	59,022	—	—
				$469,781,672	$644,253	$ 13,215	$ 78,046

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Russell Mid-Cap Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	46	09/21/18	$ 6,259	$ (38,537)
S&P MidCap 400 E-Mini	34	09/21/18	6,651	(87,597)
				$ (126,134)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,888,529,876	$ —	$ —	$8,888,529,876
Money Market Funds	469,781,672	—	—	469,781,672
	$ 9,358,311,548	$ —	$ —	$ 9,358,311,548
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (126,134)	$ —	$ —	$ (126,134)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Russell Mid-Cap Value ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
Arconic Inc.	1,058,653	$ 18,007,688
Curtiss-Wright Corp.	99,154	11,801,309
Hexcel Corp.(a)	171,398	11,377,399
Huntington Ingalls Industries Inc.	15,378	3,333,797
L3 Technologies Inc.	191,189	36,769,468
Rockwell Collins Inc.	347,471	46,797,394
Teledyne Technologies Inc.(b)	86,394	17,197,590
Textron Inc.(a)	522,496	34,437,711
		179,722,356
Airlines — 1.1%
Alaska Air Group Inc.	292,939	17,690,586
American Airlines Group Inc.	1,027,802	39,015,364
Copa Holdings SA, Class A, NVS	76,422	7,231,050
JetBlue Airways Corp.(b)	773,891	14,688,451
United Continental Holdings Inc.(b)	608,001	42,395,910
		121,021,361
Auto Components — 0.8%
Adient PLC	228,863	11,257,771
Aptiv PLC	85,488	7,833,265
BorgWarner Inc.	511,754	22,087,303
Gentex Corp.	215,397	4,958,439
Goodyear Tire & Rubber Co. (The)	588,103	13,696,919
Lear Corp.	145,023	26,946,723
Visteon Corp.(b)	26,575	3,434,553
		90,214,973
Automobiles — 0.2%
Harley-Davidson Inc.	407,539	17,149,241
Thor Industries Inc.	21,364	2,080,640
		19,229,881
Banks — 7.2%
Associated Banc-Corp.	413,699	11,293,983
Bank of Hawaii Corp.	101,954	8,505,003
Bank of the Ozarks Inc.	296,792	13,367,512
BankUnited Inc.	254,356	10,390,443
BOK Financial Corp.	63,395	5,959,764
CIT Group Inc.	310,973	15,676,149
Citizens Financial Group Inc.	1,186,772	46,165,431
Comerica Inc.	395,109	35,923,310
Commerce Bancshares Inc.	232,132	15,021,262
Cullen/Frost Bankers Inc.	139,793	15,131,194
East West Bancorp. Inc.	326,671	21,298,949
F.N.B. Corp.	789,700	10,597,774
Fifth Third Bancorp.	1,677,665	48,148,985
First Citizens BancShares Inc./NC, Class A	19,331	7,796,192
First Hawaiian Inc.	167,594	4,863,578
First Horizon National Corp.	792,388	14,136,202
First Republic Bank/CA	392,794	38,018,531
Huntington Bancshares Inc./OH	2,681,140	39,573,626
KeyCorp.	2,586,350	50,537,279
M&T Bank Corp.	354,833	60,374,835
PacWest Bancorp.	306,510	15,147,724
People's United Financial Inc.	846,496	15,313,113
Pinnacle Financial Partners Inc.	104,138	6,388,866
Popular Inc.	246,451	11,142,050
Prosperity Bancshares Inc.	162,735	11,124,565
Regions Financial Corp.	2,748,297	48,864,721
Signature Bank/New York NY(b)	49,373	6,313,819
Security	Shares	Value
Banks (continued)
Sterling Bancorp./DE	545,172	$ 12,811,542
SunTrust Banks Inc.	1,137,160	75,075,303
SVB Financial Group(b)	29,655	8,563,178
Synovus Financial Corp.	264,313	13,963,656
TCF Financial Corp.	403,135	9,925,184
Texas Capital Bancshares Inc.(b)	44,287	4,052,260
Umpqua Holdings Corp.	536,192	12,112,577
Webster Financial Corp.	223,513	14,237,778
Western Alliance Bancorp.(a)(b)	95,411	5,401,217
Wintrust Financial Corp.	136,494	11,881,803
Zions Bancorp.	475,957	25,078,174
		780,177,532
Beverages — 0.3%
Molson Coors Brewing Co., Class B	424,675	28,894,887
Biotechnology — 0.2%
Agios Pharmaceuticals Inc.(a)(b)	7,039	592,895
Alnylam Pharmaceuticals Inc.(b)	25,118	2,473,872
Bluebird Bio Inc.(b)	38,231	6,000,355
United Therapeutics Corp.(b)	105,033	11,884,484
		20,951,606
Building Products — 0.5%
Allegion PLC	39,941	3,089,836
Fortune Brands Home & Security Inc.	208,123	11,174,124
Lennox International Inc.	5,516	1,104,027
Masco Corp.	240,092	8,984,243
Owens Corning	268,079	16,988,166
USG Corp.(b)	199,358	8,596,317
		49,936,713
Capital Markets — 2.3%
Affiliated Managers Group Inc.	132,475	19,695,058
Ameriprise Financial Inc.	295,942	41,396,367
BGC Partners Inc., Class A	640,599	7,251,581
Cboe Global Markets Inc.	19,968	2,078,070
E*TRADE Financial Corp.(b)	500,628	30,618,408
Franklin Resources Inc.	774,891	24,835,257
Interactive Brokers Group Inc., Class A	15,468	996,294
Invesco Ltd.	992,550	26,362,128
Lazard Ltd., Class A	24,533	1,199,909
Legg Mason Inc.	204,851	7,114,475
Nasdaq Inc.	286,945	26,189,470
Northern Trust Corp.	365,044	37,559,377
Raymond James Financial Inc.	226,421	20,230,716
T Rowe Price Group Inc.	40,454	4,696,305
		250,223,415
Chemicals — 2.3%
Albemarle Corp.(a)	269,619	25,433,160
Ashland Global Holdings Inc.	152,453	11,918,776
Axalta Coating Systems Ltd.(b)	316,817	9,602,723
Cabot Corp.	148,349	9,163,518
Celanese Corp., Series A	121,553	13,499,676
CF Industries Holdings Inc.	570,621	25,335,572
Eastman Chemical Co.	348,074	34,793,477
FMC Corp.	194,533	17,354,289
Huntsman Corp.	533,684	15,583,573
International Flavors & Fragrances Inc.	111,473	13,818,193
Mosaic Co. (The)	859,171	24,099,747
NewMarket Corp.	1,075	434,838
Olin Corp.	408,160	11,722,355

iShares® Russell Mid-Cap Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Platform Specialty Products Corp.(b)	271,457	$ 3,148,901
RPM International Inc.	256,022	14,931,203
Scotts Miracle-Gro Co. (The)	49,952	4,154,008
Valvoline Inc.	478,773	10,327,134
Westlake Chemical Corp.	6,856	737,911
WR Grace & Co.	41,582	3,048,376
		249,107,430
Commercial Services & Supplies — 0.5%
ADT Inc.(a)	258,170	2,233,171
Clean Harbors Inc.(a)(b)	125,917	6,994,689
KAR Auction Services Inc.	21,071	1,154,691
Republic Services Inc.	503,070	34,389,865
Stericycle Inc.(a)(b)	202,692	13,233,761
		58,006,177
Communications Equipment — 0.9%
ARRIS International PLC(b)	426,858	10,434,544
CommScope Holding Co. Inc.(b)	464,345	13,561,195
EchoStar Corp., Class A(b)	116,875	5,189,250
Juniper Networks Inc.	845,545	23,184,844
Motorola Solutions Inc.	351,894	40,949,905
		93,319,738
Construction & Engineering — 0.6%
AECOM(a)(b)	390,524	12,899,008
Fluor Corp.	343,157	16,739,198
Jacobs Engineering Group Inc.	311,946	19,805,452
Quanta Services Inc.(a)(b)	259,632	8,671,709
Valmont Industries Inc.	53,978	8,137,183
		66,252,550
Construction Materials — 0.1%
Eagle Materials Inc.	13,971	1,466,536
Martin Marietta Materials Inc.	12,758	2,849,244
Vulcan Materials Co.	18,747	2,419,488
		6,735,268
Consumer Finance — 1.2%
Ally Financial Inc.	1,054,389	27,698,799
Credit Acceptance Corp.(a)(b)	1,973	697,258
Discover Financial Services	462,162	32,540,827
Navient Corp.	639,446	8,331,982
OneMain Holdings Inc.(b)	173,556	5,777,679
Santander Consumer USA Holdings Inc.	246,201	4,699,977
SLM Corp.(b)	1,064,405	12,187,437
Synchrony Financial	1,206,613	40,276,742
		132,210,701
Containers & Packaging — 1.7%
AptarGroup Inc.	151,315	14,129,795
Ardagh Group SA	45,179	750,875
Ball Corp.	841,603	29,918,987
Bemis Co. Inc.	221,470	9,348,249
Berry Global Group Inc.(b)	160,749	7,384,809
Graphic Packaging Holding Co.	628,015	9,112,498
International Paper Co.	899,087	46,824,451
Owens-Illinois Inc.(a)(b)	395,546	6,649,128
Sealed Air Corp.	176,841	7,506,900
Silgan Holdings Inc.	125,451	3,365,850
Sonoco Products Co.	240,524	12,627,510
WestRock Co.	621,919	35,461,821
		183,080,873
Security	Shares	Value
Distributors — 0.5%
Genuine Parts Co.	349,974	$ 32,124,113
LKQ Corp.(b)	629,060	20,067,014
		52,191,127
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions Inc.(b)	21,684	2,223,044
Graham Holdings Co., Class B	10,133	5,938,951
H&R Block Inc.	419,425	9,554,502
Service Corp. International/U.S.	229,217	8,203,676
		25,920,173
Diversified Financial Services — 0.4%
AXA Equitable Holdings Inc.(b)	336,790	6,941,242
Jefferies Financial Group Inc.	759,536	17,271,849
Voya Financial Inc.	383,448	18,022,056
		42,235,147
Diversified Telecommunication Services — 0.4%
CenturyLink Inc.	2,340,843	43,633,314
Electric Utilities — 4.1%
Alliant Energy Corp.	566,580	23,977,666
Avangrid Inc.	137,244	7,264,325
Edison International	777,892	49,217,227
Entergy Corp.	442,607	35,758,219
Evergy Inc.	662,908	37,222,284
Eversource Energy	775,111	45,429,256
FirstEnergy Corp.	1,167,671	41,931,066
Hawaiian Electric Industries Inc.	264,775	9,081,782
OGE Energy Corp.	487,968	17,181,353
PG&E Corp.	1,265,699	53,868,149
Pinnacle West Capital Corp.	273,201	22,009,073
PPL Corp.	1,714,864	48,959,367
Xcel Energy Inc.	1,245,425	56,891,014
		448,790,781
Electrical Equipment — 0.7%
Acuity Brands Inc.(a)	99,529	11,532,425
AMETEK Inc.	450,531	32,510,317
GrafTech International Ltd.	93,484	1,681,777
Hubbell Inc.	43,168	4,564,585
nVent Electric PLC(a)(b)	393,576	9,878,758
Regal Beloit Corp.	106,964	8,749,655
Sensata Technologies Holding PLC(b)	188,409	8,964,500
		77,882,017
Electronic Equipment, Instruments & Components — 1.6%
Arrow Electronics Inc.(b)	211,881	15,950,402
Avnet Inc.	286,530	12,289,272
Coherent Inc.(b)	17,128	2,679,162
Corning Inc.	2,001,626	55,064,731
Dolby Laboratories Inc., Class A	147,802	9,117,905
FLIR Systems Inc.	299,320	15,555,660
Jabil Inc.	409,612	11,329,868
Keysight Technologies Inc.(b)	458,057	27,039,105
Littelfuse Inc.	9,957	2,271,988
National Instruments Corp.	50,791	2,132,206
Trimble Inc.(a)(b)	610,186	20,038,508
		173,468,807
Energy Equipment & Services — 1.0%
Apergy Corp.(a)(b)	189,828	7,925,319
Helmerich & Payne Inc.	259,664	16,556,177
Nabors Industries Ltd.	834,546	5,349,440
National Oilwell Varco Inc.	935,072	40,582,125

iShares® Russell Mid-Cap Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
Patterson-UTI Energy Inc.	534,763	$ 9,625,734
RPC Inc.(a)	87,976	1,281,810
Transocean Ltd.(a)(b)	1,049,203	14,101,288
Weatherford International PLC(a)(b)	2,436,007	8,014,463
		103,436,356
Equity Real Estate Investment Trusts (REITs) — 12.8%
Alexandria Real Estate Equities Inc.	229,475	28,952,861
American Campus Communities Inc.(a)	333,202	14,287,702
American Homes 4 Rent, Class A(a)	632,463	14,028,029
Apartment Investment & Management Co., Class A	381,945	16,156,273
Apple Hospitality REIT Inc.	529,855	9,473,807
AvalonBay Communities Inc.	337,538	58,019,407
Boston Properties Inc.	378,095	47,420,675
Brandywine Realty Trust	429,544	7,250,703
Brixmor Property Group Inc.	737,870	12,861,074
Camden Property Trust	216,406	19,721,079
Colony Capital Inc.(a)	1,124,146	7,014,671
Columbia Property Trust Inc.	289,365	6,571,479
Corporate Office Properties Trust	249,727	7,239,586
CubeSmart	444,690	14,327,912
CyrusOne Inc.	239,769	13,992,919
DCT Industrial Trust Inc.	230,635	15,390,274
DDR Corp.(a)	373,290	6,681,891
Digital Realty Trust Inc.(a)	502,532	56,072,521
Douglas Emmett Inc.	392,835	15,784,110
Duke Realty Corp.	872,887	25,339,910
Empire State Realty Trust Inc., Class A	329,641	5,636,861
EPR Properties	180,352	11,685,006
Equity Commonwealth(b)	287,197	9,046,705
Equity Residential	878,565	55,955,805
Essex Property Trust Inc.	160,587	38,391,534
Extra Space Storage Inc.(a)	39,702	3,962,657
Federal Realty Investment Trust(a)	178,234	22,555,513
Forest City Realty Trust Inc., Class A	520,826	11,880,041
Gaming and Leisure Properties Inc.	315,615	11,299,017
GGP Inc.	1,522,009	31,094,644
HCP Inc.	1,151,058	29,720,318
Healthcare Trust of America Inc., Class A(a)	498,805	13,447,783
Highwoods Properties Inc.	247,184	12,539,644
Hospitality Properties Trust	398,074	11,388,897
Host Hotels & Resorts Inc.	1,792,312	37,764,014
Hudson Pacific Properties Inc.	330,656	11,715,142
Invitation Homes Inc.	730,765	16,851,441
Iron Mountain Inc.	694,895	24,328,274
JBG SMITH Properties	250,826	9,147,624
Kilroy Realty Corp.	237,066	17,931,672
Kimco Realty Corp.	994,706	16,900,055
Lamar Advertising Co., Class A(a)	18,957	1,294,953
Liberty Property Trust	360,728	15,991,072
Life Storage Inc.	105,820	10,297,344
Macerich Co. (The)(a)	332,719	18,908,421
Medical Properties Trust Inc.	887,618	12,462,157
Mid-America Apartment Communities Inc.	277,496	27,935,522
National Retail Properties Inc.(a)	374,579	16,466,493
Omega Healthcare Investors Inc.(a)	439,496	13,624,376
Outfront Media Inc.	338,970	6,592,966
Paramount Group Inc.(a)	507,088	7,809,155
Park Hotels & Resorts Inc.(a)	491,648	15,059,178
Rayonier Inc.(a)	315,466	12,205,380
Realty Income Corp.(a)	696,167	37,446,823
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Regency Centers Corp.	370,501	$ 23,000,702
Retail Properties of America Inc., Class A	535,960	6,849,569
Senior Housing Properties Trust	575,249	10,406,254
SL Green Realty Corp.	209,049	21,015,696
Spirit Realty Capital Inc.	1,046,557	8,403,853
STORE Capital Corp.	436,136	11,950,126
Sun Communities Inc.	190,001	18,597,298
UDR Inc.(a)	649,340	24,376,224
Uniti Group Inc.(a)(b)	403,311	8,078,319
Ventas Inc.	870,107	49,552,594
VEREIT Inc.	2,372,523	17,651,571
VICI Properties Inc.	666,852	13,763,825
Vornado Realty Trust(a)	421,869	31,184,556
Weingarten Realty Investors	292,122	9,000,279
Welltower Inc.	911,264	57,127,140
Weyerhaeuser Co.	1,853,930	67,594,288
WP Carey Inc.(a)	258,924	17,179,607
		1,391,655,271
Food & Staples Retailing — 0.8%
Casey's General Stores Inc.	91,160	9,579,093
Kroger Co. (The)	2,082,330	59,242,288
U.S. Foods Holding Corp.(a)(b)	495,872	18,753,879
		87,575,260
Food Products — 3.5%
Archer-Daniels-Midland Co.	1,367,234	62,660,334
Bunge Ltd.	343,449	23,941,830
Campbell Soup Co.	134,438	5,450,117
Conagra Brands Inc.	922,871	32,974,181
Flowers Foods Inc.	438,631	9,136,684
Hain Celestial Group Inc. (The)(a)(b)	233,099	6,946,350
Hershey Co. (The)	30,916	2,877,043
Hormel Foods Corp.	664,784	24,736,613
Ingredion Inc.	176,039	19,487,517
JM Smucker Co. (The)	268,616	28,870,848
Kellogg Co.	303,900	21,233,493
Lamb Weston Holdings Inc.	358,391	24,553,367
McCormick & Co. Inc./MD, NVS	280,236	32,532,597
Pilgrim's Pride Corp.(b)	129,440	2,605,627
Pinnacle Foods Inc.	289,785	18,853,412
Post Holdings Inc.(a)(b)	67,580	5,813,232
Seaboard Corp.	635	2,516,340
TreeHouse Foods Inc.(a)(b)	133,198	6,994,227
Tyson Foods Inc., Class A	711,904	49,014,590
		381,198,402
Gas Utilities — 0.5%
Atmos Energy Corp.	266,339	24,007,797
National Fuel Gas Co.	198,640	10,519,974
UGI Corp.	422,622	22,005,928
		56,533,699
Health Care Equipment & Supplies — 1.8%
Cooper Companies Inc. (The)(a)	99,568	23,443,286
DENTSPLY SIRONA Inc.	547,354	23,957,685
Hill-Rom Holdings Inc.	56,774	4,958,641
Hologic Inc.(b)	664,032	26,395,272
Integra LifeSciences Holdings Corp.(b)	40,039	2,578,912
STERIS PLC	204,141	21,436,846
Teleflex Inc.	90,195	24,191,201
West Pharmaceutical Services Inc.	137,559	13,658,233

iShares® Russell Mid-Cap Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings Inc.	498,494	$ 55,552,171
		196,172,247
Health Care Providers & Services — 2.0%
Acadia Healthcare Co. Inc.(a)(b)	211,640	8,658,192
Cardinal Health Inc.	760,710	37,145,469
Centene Corp.(b)	57,609	7,098,005
DaVita Inc.(b)	159,177	11,053,251
Envision Healthcare Corp.(a)(b)	235,861	10,380,243
Henry Schein Inc.(b)	320,043	23,247,924
Laboratory Corp. of America Holdings(b)	234,969	42,183,985
MEDNAX Inc.(b)	226,097	9,785,478
Molina Healthcare Inc.(b)	23,301	2,282,100
Premier Inc., Class A(a)(b)	85,861	3,123,623
Quest Diagnostics Inc.	332,102	36,511,294
Universal Health Services Inc., Class B	207,135	23,083,124
WellCare Health Plans Inc.(b)	7,047	1,735,253
		216,287,941
Health Care Technology — 0.2%
Cerner Corp.(b)	429,048	25,652,780
Hotels, Restaurants & Leisure — 1.9%
Aramark	597,882	22,181,422
Caesars Entertainment Corp.(a)(b)	1,453,083	15,547,988
Darden Restaurants Inc.	150,417	16,103,644
Extended Stay America Inc.	185,109	4,000,206
Hyatt Hotels Corp., Class A(a)	111,118	8,572,754
International Game Technology PLC	227,546	5,288,169
MGM Resorts International	1,158,077	33,618,975
Norwegian Cruise Line Holdings Ltd.(b)	502,032	23,721,012
Royal Caribbean Cruises Ltd.	412,953	42,781,931
Yum China Holdings Inc.	829,929	31,919,069
		203,735,170
Household Durables — 1.5%
DR Horton Inc.	348,402	14,284,482
Garmin Ltd.	278,621	16,995,881
Leggett & Platt Inc.	320,515	14,307,790
Lennar Corp., Class A	321,505	16,879,012
Lennar Corp., Class B	17,727	756,766
Mohawk Industries Inc.(b)	152,287	32,630,535
Newell Brands Inc.	1,104,114	28,475,100
PulteGroup Inc.	432,753	12,441,649
Toll Brothers Inc.	169,516	6,270,397
Whirlpool Corp.	169,613	24,802,509
		167,844,121
Household Products — 0.2%
Church & Dwight Co. Inc.	90,923	4,833,467
Clorox Co. (The)	40,731	5,508,868
Energizer Holdings Inc.	61,310	3,860,078
Spectrum Brands Holdings Inc.(a)	53,767	4,388,462
		18,590,875
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp./VA	1,617,925	21,696,374
NRG Energy Inc.	769,756	23,631,509
Vistra Energy Corp.(b)	1,006,701	23,818,546
		69,146,429
Industrial Conglomerates — 0.7%
Carlisle Companies Inc.	145,734	15,784,450
Security	Shares	Value
Industrial Conglomerates (continued)
Roper Technologies Inc.	201,599	$ 55,623,180
		71,407,630
Insurance — 5.9%
Alleghany Corp.	31,737	18,247,823
American Financial Group Inc./OH	175,702	18,858,096
American National Insurance Co.	17,491	2,091,749
Arch Capital Group Ltd.(a)(b)	796,903	21,086,053
Arthur J Gallagher & Co.	441,483	28,820,010
Aspen Insurance Holdings Ltd.	144,500	5,881,150
Assurant Inc.	128,648	13,313,781
Assured Guaranty Ltd.	270,115	9,651,209
Athene Holding Ltd., Class A, NVS(b)	388,566	17,034,733
Axis Capital Holdings Ltd.	179,121	9,962,710
Brighthouse Financial Inc.(b)	293,835	11,773,968
Brown & Brown Inc.	529,764	14,690,356
Cincinnati Financial Corp.	374,784	25,058,058
CNA Financial Corp.	69,087	3,155,894
Erie Indemnity Co., Class A, NVS	13,670	1,602,944
Everest Re Group Ltd.	59,579	13,731,768
First American Financial Corp.	264,244	13,666,700
FNF Group	646,169	24,308,878
Hanover Insurance Group Inc. (The)	103,659	12,393,470
Hartford Financial Services Group Inc. (The)	875,165	44,747,186
Lincoln National Corp.	533,319	33,199,108
Loews Corp.(a)	688,195	33,226,055
Markel Corp.(a)(b)	30,321	32,878,576
Mercury General Corp.	66,804	3,043,590
Old Republic International Corp.	692,835	13,794,345
Principal Financial Group Inc.	692,229	36,653,526
Reinsurance Group of America Inc.	157,262	20,991,332
RenaissanceRe Holdings Ltd.	88,801	10,684,536
Torchmark Corp.	257,914	20,996,779
Unum Group	512,734	18,966,031
Validus Holdings Ltd.	162,371	10,976,280
White Mountains Insurance Group Ltd.	7,426	6,732,486
Willis Towers Watson PLC	321,741	48,775,936
WR Berkley Corp.	232,437	16,830,763
XL Group Ltd.	397,433	22,236,376
		640,062,255
Internet & Direct Marketing Retail — 0.2%
Qurate Retail Inc.(b)	1,064,183	22,581,963
Internet Software & Services — 0.1%
Akamai Technologies Inc.(b)	24,684	1,807,610
LogMeIn Inc.	42,620	4,400,515
Zillow Group Inc., Class A(b)	36,371	2,173,167
Zillow Group Inc., Class C, NVS(a)(b)	77,038	4,549,864
		12,931,156
IT Services — 2.6%
Amdocs Ltd.	349,616	23,141,083
Booz Allen Hamilton Holding Corp.	15,590	681,751
Conduent Inc.(a)(b)	465,956	8,466,421
CoreLogic Inc./U.S.(b)	74,459	3,864,422
DXC Technology Co.	698,762	56,327,205
Euronet Worldwide Inc.(b)	59,843	5,013,048
Fidelity National Information Services Inc.	738,625	78,316,409
Genpact Ltd.	232,439	6,724,460
Leidos Holdings Inc.	350,001	20,650,059
Sabre Corp.	112,820	2,779,885

iShares® Russell Mid-Cap Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Teradata Corp.(b)	86,023	$ 3,453,823
Western Union Co. (The)	816,331	16,596,009
Worldpay Inc., Class A(b)	651,219	53,256,690
		279,271,265
Leisure Products — 0.3%
Brunswick Corp./DE	191,542	12,350,628
Hasbro Inc.	60,399	5,575,432
Mattel Inc.(a)	655,936	10,770,469
		28,696,529
Life Sciences Tools & Services — 1.4%
Agilent Technologies Inc.	789,260	48,807,838
Bio-Rad Laboratories Inc., Class A(b)	51,739	14,928,771
Bruker Corp.(a)	146,407	4,251,659
Charles River Laboratories International Inc.(b)	32,721	3,673,260
IQVIA Holdings Inc.(b)	398,728	39,801,029
PerkinElmer Inc.	269,108	19,706,779
QIAGEN NV(b)	542,351	19,611,412
Waters Corp.(a)(b)	13,709	2,653,925
		153,434,673
Machinery — 3.7%
AGCO Corp.	162,875	9,889,770
Colfax Corp.(a)(b)	218,017	6,682,221
Crane Co.	122,271	9,797,575
Cummins Inc.	238,337	31,698,821
Donaldson Co. Inc.	20,394	920,177
Dover Corp.	371,129	27,166,643
Flowserve Corp.	320,082	12,931,313
Fortive Corp.	61,738	4,760,617
Gardner Denver Holdings Inc.(b)	174,487	5,128,173
Gates Industrial Corp. PLC(a)(b)	108,643	1,767,622
IDEX Corp.	11,052	1,508,377
Ingersoll-Rand PLC	278,202	24,963,065
ITT Inc.	213,744	11,172,399
Middleby Corp. (The)(b)	55,340	5,778,603
Nordson Corp.	9,349	1,200,505
Oshkosh Corp.	179,937	12,653,170
PACCAR Inc.	840,358	52,068,582
Parker-Hannifin Corp.	266,189	41,485,556
Pentair PLC	393,674	16,565,802
Snap-on Inc.	137,295	22,066,052
Stanley Black & Decker Inc.	378,227	50,232,328
Terex Corp.	166,326	7,017,294
Timken Co. (The)	167,731	7,304,685
Trinity Industries Inc.	359,773	12,325,823
Wabtec Corp./DE	134,526	13,261,573
Xylem Inc./NY	193,412	13,032,100
		403,378,846
Marine — 0.1%
Kirby Corp.(a)(b)	144,249	12,059,216
Media — 2.4%
Cinemark Holdings Inc.	261,910	9,187,803
Discovery Inc., Class A(a)(b)	376,345	10,349,488
Discovery Inc., Class C, NVS(b)	844,462	21,533,781
DISH Network Corp., Class A(b)	543,243	18,258,397
GCI Liberty Inc., Class A(b)	246,159	11,096,848
Interpublic Group of Companies Inc. (The)	843,995	19,783,243
John Wiley & Sons Inc., Class A	108,388	6,763,411
Liberty Broadband Corp., Class A(a)(b)	62,417	4,721,222
Security	Shares	Value
Media (continued)
Liberty Broadband Corp., Class C, NVS(a)(b)	254,644	$ 19,281,644
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	60,736	2,144,588
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	482,787	17,925,881
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	206,150	9,287,058
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	416,153	18,876,700
Lions Gate Entertainment Corp., Class A	111,600	2,769,912
Lions Gate Entertainment Corp., Class B, NVS	217,899	5,111,911
Madison Square Garden Co. (The), Class A(b)	40,565	12,582,857
News Corp., Class A, NVS	934,655	14,487,152
News Corp., Class B	296,685	4,702,457
Omnicom Group Inc.	187,027	14,264,549
Tribune Media Co., Class A	214,206	8,197,664
Viacom Inc., Class A(a)	23,956	849,240
Viacom Inc., Class B, NVS	864,543	26,074,617
		258,250,423
Metals & Mining — 2.2%
Alcoa Corp.(b)	457,172	21,432,223
Freeport-McMoRan Inc.	3,542,587	61,145,052
Newmont Mining Corp.	1,304,983	49,210,909
Nucor Corp.	778,754	48,672,125
Reliance Steel & Aluminum Co.	170,853	14,956,472
Royal Gold Inc.	93,716	8,700,593
Steel Dynamics Inc.	468,845	21,543,428
U.S. Steel Corp.	431,306	14,987,883
		240,648,685
Mortgage Real Estate Investment — 0.9%
AGNC Investment Corp.(a)	1,029,718	19,142,458
Annaly Capital Management Inc.	2,833,440	29,156,097
Chimera Investment Corp.	455,642	8,329,136
MFA Financial Inc.	971,177	7,361,522
New Residential Investment Corp.	817,179	14,292,461
Starwood Property Trust Inc.	624,485	13,557,569
Two Harbors Investment Corp.	424,404	6,705,583
		98,544,826
Multi-Utilities — 4.2%
Ameren Corp.	595,233	36,219,928
CenterPoint Energy Inc.	1,056,472	29,274,839
CMS Energy Corp.	689,357	32,592,799
Consolidated Edison Inc.	762,358	59,448,677
DTE Energy Co.	442,722	45,879,281
MDU Resources Group Inc.	474,569	13,610,639
NiSource Inc.	887,072	23,312,252
Public Service Enterprise Group Inc.	1,235,144	66,870,696
SCANA Corp.	348,673	13,430,884
Sempra Energy	646,662	75,083,925
Vectren Corp.	203,574	14,545,362
WEC Energy Group Inc.	772,601	49,948,655
		460,217,937
Multiline Retail — 0.9%
Dollar Tree Inc.(b)	476,854	40,532,590
Kohl's Corp.	409,009	29,816,756
Macy's Inc.	748,700	28,023,841
		98,373,187
Oil, Gas & Consumable Fuels — 6.7%
Andeavor	344,834	45,235,324
Antero Resources Corp.(a)(b)	275,714	5,886,494

iShares® Russell Mid-Cap Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Apache Corp.	876,355	$ 40,969,596
Cabot Oil & Gas Corp.	287,959	6,853,424
Centennial Resource Development Inc./DE, Class A(a)(b)	447,679	8,085,083
Cheniere Energy Inc.(b)	156,037	10,172,052
Chesapeake Energy Corp.(a)(b)	2,199,588	11,525,841
Cimarex Energy Co.	201,321	20,482,399
CNX Resources Corp.(a)(b)	524,537	9,326,268
Concho Resources Inc.(a)(b)	361,614	50,029,297
Continental Resources Inc./OK(a)(b)	110,759	7,172,753
Devon Energy Corp.	1,278,970	56,223,521
Diamondback Energy Inc.(a)	177,793	23,392,225
Energen Corp.(b)	213,798	15,568,770
EQT Corp.(a)	648,259	35,770,932
Extraction Oil & Gas Inc.(a)(b)	270,513	3,973,836
Hess Corp.	648,650	43,388,198
HollyFrontier Corp.	396,237	27,114,498
Kosmos Energy Ltd.(a)(b)	468,691	3,876,075
Marathon Oil Corp.	2,083,212	43,455,802
Murphy Oil Corp.	401,320	13,552,576
Newfield Exploration Co.(b)	309,875	9,373,719
Noble Energy Inc.	1,174,627	41,440,841
ONEOK Inc.	587,966	41,057,666
Parsley Energy Inc., Class A(b)	194,470	5,888,552
PBF Energy Inc., Class A	272,806	11,438,756
QEP Resources Inc.(b)	577,903	7,085,091
Range Resources Corp.(a)	515,828	8,629,802
RSP Permian Inc.(b)	164,048	7,221,393
SM Energy Co.(a)	271,506	6,974,989
Targa Resources Corp.	529,112	26,185,753
Whiting Petroleum Corp.(b)	219,060	11,548,843
Williams Companies Inc. (The)	2,028,777	55,000,144
WPX Energy Inc.(b)	971,070	17,508,392
		731,408,905
Paper & Forest Products — 0.1%
Domtar Corp.	152,710	7,290,375
Personal Products — 0.3%
Coty Inc., Class A	1,139,651	16,069,079
Herbalife Nutrition Ltd.(a)(b)	230,310	12,372,253
Nu Skin Enterprises Inc., Class A	93,052	7,275,736
		35,717,068
Pharmaceuticals — 0.7%
Catalent Inc.(b)	249,311	10,443,638
Jazz Pharmaceuticals PLC(a)(b)	11,649	2,007,123
Mylan NV(b)	1,256,572	45,412,512
Perrigo Co. PLC	315,238	22,984,002
		80,847,275
Professional Services — 1.1%
Dun & Bradstreet Corp. (The)	50,676	6,215,412
Equifax Inc.	213,255	26,680,333
IHS Markit Ltd.(b)	952,970	49,163,722
ManpowerGroup Inc.	160,570	13,818,654
Nielsen Holdings PLC	872,567	26,988,497
		122,866,618
Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A(a)(b)	403,577	19,266,766
Howard Hughes Corp. (The)(b)	56,483	7,483,997
Jones Lang LaSalle Inc.	110,925	18,412,441
Security	Shares	Value
Real Estate Management & Development (continued)
Realogy Holdings Corp.	310,485	$ 7,079,058
		52,242,262
Road & Rail — 0.6%
AMERCO	16,904	6,020,359
Genesee & Wyoming Inc., Class A(a)(b)	114,868	9,341,066
Kansas City Southern	250,484	26,541,285
Knight-Swift Transportation Holdings Inc.	315,240	12,045,320
Ryder System Inc.	126,330	9,078,074
Schneider National Inc., Class B	97,066	2,670,286
		65,696,390
Semiconductors & Semiconductor Equipment — 1.5%
Analog Devices Inc.	761,328	73,026,582
Cypress Semiconductor Corp.	271,714	4,233,304
First Solar Inc.(a)(b)	200,493	10,557,961
Marvell Technology Group Ltd.	974,840	20,900,570
Qorvo Inc.(a)(b)	309,064	24,777,661
Skyworks Solutions Inc.	129,877	12,552,612
Teradyne Inc.	392,882	14,957,018
		161,005,708
Software — 1.6%
Aspen Technology Inc.(b)	9,439	875,373
Autodesk Inc.(b)	85,905	11,261,286
CA Inc.	768,074	27,381,838
Dell Technologies Inc., Class V(b)	453,675	38,371,832
FireEye Inc.(a)(b)	154,812	2,382,557
Nuance Communications Inc.(a)(b)	719,268	9,987,036
SS&C Technologies Holdings Inc.	34,811	1,806,691
Symantec Corp.	1,515,260	31,290,119
Synopsys Inc.(b)	327,285	28,005,777
Take-Two Interactive Software Inc.(b)	112,468	13,311,713
Zynga Inc., Class A(b)	1,871,275	7,616,089
		172,290,311
Specialty Retail — 1.7%
Advance Auto Parts Inc.	120,807	16,393,510
AutoNation Inc.(a)(b)	134,232	6,520,990
AutoZone Inc.(b)	8,263	5,543,894
Best Buy Co. Inc.	441,046	32,893,211
CarMax Inc.(b)	171,669	12,509,520
Dick's Sporting Goods Inc.	189,398	6,676,279
Foot Locker Inc.	287,341	15,128,504
Gap Inc. (The)	501,723	16,250,808
L Brands Inc.	461,044	17,003,303
Michaels Companies Inc. (The)(a)(b)	224,322	4,300,253
Penske Automotive Group Inc.	86,687	4,061,286
Tiffany & Co.	249,785	32,871,706
Williams-Sonoma Inc.	155,890	9,568,528
		179,721,792
Technology Hardware, Storage & Peripherals — 0.7%
NCR Corp.(b)	51,368	1,540,013
Western Digital Corp.	733,644	56,791,382
Xerox Corp.	545,914	13,101,936
		71,433,331
Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co.	65,576	5,998,237
Michael Kors Holdings Ltd.(b)	161,619	10,763,825
PVH Corp.	186,908	27,983,866
Ralph Lauren Corp.	134,421	16,899,408
Skechers U.S.A. Inc., Class A(b)	171,513	5,147,105

iShares® Russell Mid-Cap Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry Inc.	566,297	$ 26,451,733
Under Armour Inc., Class A(a)(b)	109,509	2,461,762
Under Armour Inc., Class C, NVS(a)(b)	111,938	2,359,653
VF Corp.	181,297	14,779,332
		112,844,921
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	1,165,173	12,863,510
TFS Financial Corp.	121,085	1,909,510
		14,773,020
Trading Companies & Distributors — 0.4%
Air Lease Corp.	219,706	9,221,061
HD Supply Holdings Inc.(b)	318,096	13,643,137
MSC Industrial Direct Co. Inc., Class A	60,063	5,096,346
Univar Inc.(b)	239,620	6,287,629
Watsco Inc.	15,358	2,738,024
WESCO International Inc.(b)	114,839	6,557,307
		43,543,504
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	194,487	8,207,351
Water Utilities — 0.5%
American Water Works Co. Inc.	435,278	37,164,035
Aqua America Inc.	435,443	15,318,885
		52,482,920
Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	1,576,075	8,573,848
Telephone & Data Systems Inc.	238,857	6,549,459
U.S. Cellular Corp.(b)	31,722	1,174,983
		16,298,290
Total Common Stocks — 99.6% (Cost: $9,586,910,442)		10,819,564,010
Security	Shares	Value
Short-Term Investments
Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	274,456,450	$ 274,511,341
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	16,807,775	16,807,775
		291,319,116
Total Short-Term Investments — 2.7% (Cost: $291,275,029)		291,319,116
Total Investments in Securities — 102.3% (Cost: $9,878,185,471)		11,110,883,126
Other Assets, Less Liabilities — (2.3)%		(254,964,276)
Net Assets — 100.0%		$ 10,855,918,850

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	327,446,348	(52,989,898)	274,456,450	$274,511,341	$332,743 (a)	$ 16,424	$ 54,377
BlackRock Cash Funds: Treasury, SL Agency Shares	12,615,482	4,192,293	16,807,775	16,807,775	64,022	—	—
				$291,319,116	$396,765	$ 16,424	$ 54,377

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	39	09/21/18	$ 5,307	$ (62,730)

iShares® Russell Mid-Cap Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	153	09/21/18	$ 29,928	$ (464,317)
				$ (527,047)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,819,564,010	$ —	$ —	$10,819,564,010
Money Market Funds	291,319,116	—	—	291,319,116
	$ 11,110,883,126	$ —	$ —	$ 11,110,883,126
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (527,047)	$ —	$ —	$ (527,047)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Russell Top 200 ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
Boeing Co. (The)	4,389	$ 1,472,553
General Dynamics Corp.	2,070	385,869
Lockheed Martin Corp.	1,982	585,542
Northrop Grumman Corp.	1,292	397,548
Raytheon Co.	2,294	443,155
United Technologies Corp.	5,983	748,055
		4,032,722
Air Freight & Logistics — 0.7%
FedEx Corp.	1,979	449,352
United Parcel Service Inc., Class B	5,521	586,496
		1,035,848
Airlines — 0.3%
Delta Air Lines Inc.	5,171	256,171
Southwest Airlines Co.	4,249	216,189
		472,360
Automobiles — 0.8%
Ford Motor Co.	31,188	345,251
General Motors Co.	10,474	412,676
Tesla Inc.(a)(b)	1,082	371,072
		1,128,999
Banks — 6.6%
Bank of America Corp.	75,511	2,128,655
BB&T Corp.	6,212	313,333
Citigroup Inc.	20,381	1,363,897
JPMorgan Chase & Co.	27,071	2,820,798
PNC Financial Services Group Inc. (The)(c)	3,749	506,490
U.S. Bancorp.	12,283	614,396
Wells Fargo & Co.	35,092	1,945,500
		9,693,069
Beverages — 2.1%
Coca-Cola Co. (The)	30,584	1,341,414
Constellation Brands Inc., Class A	1,253	274,244
Monster Beverage Corp.(a)	3,245	185,939
PepsiCo Inc.	11,318	1,232,191
		3,033,788
Biotechnology — 3.1%
AbbVie Inc.	12,678	1,174,617
Alexion Pharmaceuticals Inc.(a)	1,708	212,048
Amgen Inc.	5,289	976,297
Biogen Inc.(a)	1,685	489,054
Celgene Corp.(a)	5,777	458,809
Gilead Sciences Inc.	10,329	731,706
Regeneron Pharmaceuticals Inc.(a)	636	219,414
Vertex Pharmaceuticals Inc.(a)	2,037	346,209
		4,608,154
Building Products — 0.2%
Johnson Controls International PLC	7,413	247,965
Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	7,467	402,695
BlackRock Inc.(c)	986	492,053
Charles Schwab Corp. (The)	9,595	490,305
CME Group Inc.	2,707	443,731
Goldman Sachs Group Inc. (The)	2,827	623,551
Intercontinental Exchange Inc.	4,561	335,462
Morgan Stanley	9,969	472,531
S&P Global Inc.	2,007	409,207
Security	Shares	Value
Capital Markets (continued)
State Street Corp.	2,893	$ 269,309
TD Ameritrade Holding Corp.	2,249	123,178
		4,062,022
Chemicals — 2.0%
Air Products & Chemicals Inc.	1,751	272,683
DowDuPont Inc.	18,572	1,224,266
Ecolab Inc.	2,039	286,133
LyondellBasell Industries NV, Class A	2,576	282,974
PPG Industries Inc.	1,990	206,423
Praxair Inc.	2,294	362,796
Sherwin-Williams Co. (The)	665	271,034
		2,906,309
Commercial Services & Supplies — 0.2%
Waste Management Inc.	3,426	278,671
Communications Equipment — 1.1%
Cisco Systems Inc.	38,531	1,657,989
Consumer Finance — 0.6%
American Express Co.	5,662	554,876
Capital One Financial Corp.	3,869	355,561
		910,437
Diversified Financial Services — 2.0%
Berkshire Hathaway Inc., Class B(a)	15,478	2,888,969
Diversified Telecommunication Services — 2.4%
AT&T Inc.	58,078	1,864,884
Verizon Communications Inc.	33,051	1,662,796
		3,527,680
Electric Utilities — 1.4%
American Electric Power Co. Inc.	3,933	272,360
Duke Energy Corp.	5,607	443,402
Exelon Corp.	7,704	328,190
NextEra Energy Inc.	3,762	628,367
Southern Co. (The)	8,087	374,509
		2,046,828
Electrical Equipment — 0.4%
Eaton Corp. PLC	3,483	260,319
Emerson Electric Co.	5,020	347,083
		607,402
Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	3,324	109,792
Halliburton Co.	6,988	314,879
Schlumberger Ltd.	11,079	742,625
		1,167,296
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	3,503	505,028
Crown Castle International Corp.	3,307	356,561
Equinix Inc.	633	272,120
Prologis Inc.	4,232	278,000
Public Storage	1,179	267,468
Simon Property Group Inc.	2,453	417,476
		2,096,653
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	3,491	729,549
Sysco Corp.	3,809	260,117
Walgreens Boots Alliance Inc.	6,759	405,641
Walmart Inc.	11,392	975,725
		2,371,032

iShares® Russell Top 200 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products — 0.7%
General Mills Inc.	4,733	$ 209,483
Kraft Heinz Co. (The)	4,831	303,483
Mondelez International Inc., Class A	11,569	474,329
		987,295
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	13,669	833,672
Baxter International Inc.	4,004	295,655
Becton Dickinson and Co.	2,116	506,909
Boston Scientific Corp.(a)	11,025	360,518
Danaher Corp.	4,937	487,183
Intuitive Surgical Inc.(a)	897	429,197
Medtronic PLC	10,797	924,331
Stryker Corp.	2,732	461,326
		4,298,791
Health Care Providers & Services — 3.2%
Aetna Inc.	2,555	468,843
Anthem Inc.	2,040	485,581
Cigna Corp.	1,879	319,336
CVS Health Corp.	8,118	522,393
Express Scripts Holding Co.(a)	4,467	344,897
HCA Healthcare Inc.	2,212	226,951
Humana Inc.	1,100	327,393
McKesson Corp.	1,656	220,910
UnitedHealth Group Inc.	7,631	1,872,190
		4,788,494
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	3,260	186,831
Las Vegas Sands Corp.	2,840	216,862
Marriott International Inc./MD, Class A	2,339	296,118
McDonald's Corp.	6,280	984,013
Starbucks Corp.	10,733	524,307
Yum! Brands Inc.	2,583	202,042
		2,410,173
Household Products — 1.6%
Colgate-Palmolive Co.	6,808	441,226
Kimberly-Clark Corp.	2,776	292,424
Procter & Gamble Co. (The)	20,127	1,571,114
		2,304,764
Industrial Conglomerates — 1.8%
3M Co.	4,615	907,863
General Electric Co.	68,870	937,320
Honeywell International Inc.	5,955	857,818
		2,703,001
Insurance — 2.1%
Aflac Inc.	6,112	262,938
Allstate Corp. (The)	2,812	256,651
American International Group Inc.	7,199	381,691
Aon PLC	1,948	267,207
Chubb Ltd.	3,694	469,212
Marsh & McLennan Companies Inc.	4,051	332,061
MetLife Inc.	6,895	300,622
Progressive Corp. (The)	4,629	273,805
Prudential Financial Inc.	3,348	313,072
Travelers Companies Inc. (The)	2,150	263,031
		3,120,290
Internet & Direct Marketing Retail — 5.1%
Amazon.com Inc.(a)	3,248	5,520,950
Booking Holdings Inc.(a)	384	778,403
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Netflix Inc.(a)	3,329	$ 1,303,070
		7,602,423
Internet Software & Services — 6.3%
Alphabet Inc., Class A(a)	2,387	2,695,377
Alphabet Inc., Class C, NVS(a)	2,433	2,714,376
eBay Inc.(a)	7,431	269,448
Facebook Inc., Class A(a)	19,000	3,692,080
		9,371,281
IT Services — 4.6%
Accenture PLC, Class A	5,137	840,362
Automatic Data Processing Inc.	3,519	472,039
Cognizant Technology Solutions Corp., Class A	4,648	367,145
International Business Machines Corp.	7,340	1,025,398
Mastercard Inc., Class A	7,340	1,442,457
PayPal Holdings Inc.(a)	9,491	790,315
Visa Inc., Class A	14,284	1,891,916
		6,829,632
Life Sciences Tools & Services — 0.7%
Illumina Inc.(a)	1,172	327,328
Thermo Fisher Scientific Inc.	3,203	663,469
		990,797
Machinery — 0.9%
Caterpillar Inc.	4,638	629,237
Deere & Co.	2,590	362,082
Illinois Tool Works Inc.	2,696	373,504
		1,364,823
Media — 2.4%
Charter Communications Inc., Class A(a)	1,427	418,411
Comcast Corp., Class A	36,502	1,197,630
Twenty-First Century Fox Inc., Class A, NVS	8,329	413,868
Twenty-First Century Fox Inc., Class B	3,901	192,202
Walt Disney Co. (The)	11,912	1,248,497
		3,470,608
Metals & Mining — 0.0%
Southern Copper Corp.	657	30,794
Multi-Utilities — 0.2%
Dominion Energy Inc.	5,203	354,741
Multiline Retail — 0.2%
Target Corp.	4,278	325,641
Oil, Gas & Consumable Fuels — 5.6%
Anadarko Petroleum Corp.	4,112	301,204
Chevron Corp.	15,219	1,924,138
ConocoPhillips	9,341	650,320
EOG Resources Inc.	4,629	575,986
Exxon Mobil Corp.	33,850	2,800,411
Kinder Morgan Inc./DE	15,084	266,534
Marathon Petroleum Corp.	3,655	256,435
Occidental Petroleum Corp.	6,132	513,126
Phillips 66	3,358	377,137
Pioneer Natural Resources Co.	1,354	256,231
Valero Energy Corp.	3,438	381,034
		8,302,556
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	1,746	249,137
Pharmaceuticals — 5.2%
Allergan PLC	2,707	451,311

iShares® Russell Top 200 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	13,066	$ 723,073
Eli Lilly & Co.	7,697	656,785
Johnson & Johnson	21,451	2,602,864
Merck & Co. Inc.	21,514	1,305,900
Pfizer Inc.	46,357	1,681,832
Zoetis Inc.	3,868	329,515
		7,751,280
Road & Rail — 1.1%
CSX Corp.	6,652	424,264
Norfolk Southern Corp.	2,249	339,307
Union Pacific Corp.	6,156	872,182
		1,635,753
Semiconductors & Semiconductor Equipment — 4.4%
Applied Materials Inc.	8,362	386,241
Broadcom Inc.	3,444	835,652
Intel Corp.	37,274	1,852,891
Micron Technology Inc.(a)	9,244	484,755
NVIDIA Corp.	4,650	1,101,585
NXP Semiconductors NV(a)	2,747	300,165
QUALCOMM Inc.	11,845	664,741
Texas Instruments Inc.	7,826	862,816
		6,488,846
Software — 6.8%
Activision Blizzard Inc.	6,014	458,989
Adobe Systems Inc.(a)	3,931	958,417
Electronic Arts Inc.(a)	2,404	339,012
Intuit Inc.	1,947	397,782
Microsoft Corp.	60,556	5,971,427
Oracle Corp.	22,955	1,011,397
salesforce.com Inc.(a)	5,637	768,887
VMware Inc., Class A(a)	554	81,421
		9,987,332
Specialty Retail — 2.0%
Home Depot Inc. (The)	9,209	1,796,676
Lowe's Companies Inc.	6,599	630,666
TJX Companies Inc. (The)	5,009	476,757
		2,904,099
Technology Hardware, Storage & Peripherals — 5.2%
Apple Inc.	39,304	7,275,564
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	12,420	$ 181,456
HP Inc.	13,057	296,263
		7,753,283
Textiles, Apparel & Luxury Goods — 0.5%
NIKE Inc., Class B	10,024	798,712
Tobacco — 1.3%
Altria Group Inc.	15,127	859,063
Philip Morris International Inc.	12,411	1,002,064
		1,861,127
Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	2,452	146,507
Total Common Stocks — 99.8% (Cost: $128,640,323)		147,606,373
Short-Term Investments
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	142,771	142,800
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	206,778	206,778
		349,578
Total Short-Term Investments — 0.2% (Cost: $349,578)		349,578
Total Investments in Securities — 100.0% (Cost: $128,989,901)		147,955,951
Other Assets, Less Liabilities — (0.0)%		(44,076)
Net Assets — 100.0%		$ 147,911,875

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	276,598	—	(133,827) (a)	142,771	$ 142,800	$ 1,306(b)	$ 66	$ 3
BlackRock Cash Funds: Treasury, SL Agency Shares	218,052	—	(11,274) (a)	206,778	206,778	1,025	—	—
BlackRock Inc.	938	90	(42)	986	492,053	2,598	7,199	(50,385)
PNC Financial Services Group Inc. (The)	3,595	351	(197)	3,749	506,490	2,636	9,442	(69,497)
					$1,348,121	$ 7,565	$ 16,707	$ (119,879)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Russell Top 200 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	2	09/21/18	$ 272	$ (2,094)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$147,606,373	$ —	$ —	$147,606,373
Money Market Funds	349,578	—	—	349,578
	$147,955,951	$ —	$ —	$147,955,951
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (2,094)	$ —	$ —	$ (2,094)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Russell Top 200 Growth ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.7%
Boeing Co. (The)	59,106	$ 19,830,654
General Dynamics Corp.	10,632	1,981,911
Lockheed Martin Corp.	24,473	7,230,059
Northrop Grumman Corp.	15,526	4,777,350
Raytheon Co.	31,027	5,993,796
		39,813,770
Air Freight & Logistics — 1.3%
FedEx Corp.	26,750	6,073,855
United Parcel Service Inc., Class B	74,948	7,961,726
		14,035,581
Airlines — 0.2%
Delta Air Lines Inc.	10,952	542,562
Southwest Airlines Co.	41,832	2,128,412
		2,670,974
Automobiles — 0.5%
Tesla Inc.(a)	14,980	5,137,391
Beverages — 3.4%
Coca-Cola Co. (The)	334,976	14,692,047
Constellation Brands Inc., Class A	15,951	3,491,195
Monster Beverage Corp.(a)	45,266	2,593,742
PepsiCo Inc.	141,941	15,453,117
		36,230,101
Biotechnology — 5.5%
AbbVie Inc.	171,087	15,851,211
Alexion Pharmaceuticals Inc.(a)	19,188	2,382,190
Amgen Inc.	66,017	12,186,078
Biogen Inc.(a)	21,901	6,356,546
Celgene Corp.(a)	78,444	6,230,022
Gilead Sciences Inc.	106,009	7,509,678
Regeneron Pharmaceuticals Inc.(a)	9,217	3,179,773
Vertex Pharmaceuticals Inc.(a)	27,689	4,706,022
		58,401,520
Capital Markets — 1.6%
Charles Schwab Corp. (The)	132,114	6,751,025
CME Group Inc.	3,593	588,965
Intercontinental Exchange Inc.	33,334	2,451,716
S&P Global Inc.	26,498	5,402,677
State Street Corp.	1,558	145,034
TD Ameritrade Holding Corp.	30,631	1,677,660
		17,017,077
Chemicals — 1.2%
Ecolab Inc.	12,905	1,810,958
LyondellBasell Industries NV, Class A	15,915	1,748,263
PPG Industries Inc.	3,405	353,201
Praxair Inc.	27,512	4,351,023
Sherwin-Williams Co. (The)	10,216	4,163,735
		12,427,180
Commercial Services & Supplies — 0.3%
Waste Management Inc.	35,565	2,892,857
Consumer Finance — 0.5%
American Express Co.	52,855	5,179,790
Capital One Financial Corp.	2,735	251,347
		5,431,137
Diversified Financial Services — 0.6%
Berkshire Hathaway Inc., Class B(a)	35,620	6,648,473
Security	Shares	Value
Electrical Equipment — 0.3%
Emerson Electric Co.	40,215	$ 2,780,465
Energy Equipment & Services — 0.4%
Halliburton Co.	85,996	3,874,980
Equity Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	47,337	6,824,575
Crown Castle International Corp.(b)	33,636	3,626,634
Equinix Inc.	8,659	3,722,418
Public Storage	16,362	3,711,883
Simon Property Group Inc.	28,536	4,856,542
		22,742,052
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	49,990	10,446,910
Sysco Corp.	47,636	3,253,063
		13,699,973
Food Products — 0.0%
General Mills Inc.	1,486	65,770
Health Care Equipment & Supplies — 1.6%
Baxter International Inc.	734	54,198
Becton Dickinson and Co.	3,969	950,814
Boston Scientific Corp.(a)	112,671	3,684,342
Intuitive Surgical Inc.(a)	12,425	5,945,114
Stryker Corp.	37,134	6,270,447
		16,904,915
Health Care Providers & Services — 3.4%
Aetna Inc.	10,145	1,861,607
Cigna Corp.	8,225	1,397,839
Express Scripts Holding Co.(a)	6,786	523,947
HCA Healthcare Inc.	21,866	2,243,452
Humana Inc.	12,121	3,607,573
McKesson Corp.	3,274	436,752
UnitedHealth Group Inc.	106,045	26,017,080
		36,088,250
Hotels, Restaurants & Leisure — 1.6%
Las Vegas Sands Corp.	34,094	2,603,418
Marriott International Inc./MD, Class A	35,526	4,497,592
McDonald's Corp.	15,018	2,353,170
Starbucks Corp.	147,484	7,204,593
Yum! Brands Inc.	10,202	798,001
		17,456,774
Household Products — 0.4%
Colgate-Palmolive Co.	18,992	1,230,871
Kimberly-Clark Corp.	28,981	3,052,859
		4,283,730
Industrial Conglomerates — 1.8%
3M Co.	54,662	10,753,109
Honeywell International Inc.	56,830	8,186,361
		18,939,470
Insurance — 0.9%
American International Group Inc.	19,368	1,026,891
Aon PLC	22,275	3,055,462
Marsh & McLennan Companies Inc.	23,386	1,916,950
Progressive Corp. (The)	60,312	3,567,455
Travelers Companies Inc. (The)	1,934	236,606
		9,803,364
Internet & Direct Marketing Retail — 10.0%
Amazon.com Inc.(a)	45,448	77,252,510

iShares® Russell Top 200 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Booking Holdings Inc.(a)	5,621	$ 11,394,273
Netflix Inc.(a)	46,167	18,071,149
		106,717,932
Internet Software & Services — 9.5%
Alphabet Inc., Class A(a)	19,026	21,483,969
Alphabet Inc., Class C, NVS(a)	24,506	27,340,119
eBay Inc.(a)	101,975	3,697,614
Facebook Inc., Class A(a)	253,441	49,248,655
		101,770,357
IT Services — 8.8%
Accenture PLC, Class A	78,273	12,804,680
Automatic Data Processing Inc.	48,698	6,532,350
Cognizant Technology Solutions Corp., Class A	58,709	4,637,424
International Business Machines Corp.	72,728	10,160,101
Mastercard Inc., Class A	104,532	20,542,629
PayPal Holdings Inc.(a)	132,958	11,071,413
Visa Inc., Class A	210,832	27,924,698
		93,673,295
Life Sciences Tools & Services — 0.5%
Illumina Inc.(a)	15,722	4,390,997
Thermo Fisher Scientific Inc.	3,639	753,783
		5,144,780
Machinery — 1.6%
Caterpillar Inc.	56,617	7,681,228
Deere & Co.	33,766	4,720,487
Illinois Tool Works Inc.	35,550	4,925,097
		17,326,812
Media — 1.7%
Charter Communications Inc., Class A(a)	14,873	4,360,912
Walt Disney Co. (The)	129,696	13,593,438
		17,954,350
Metals & Mining — 0.0%
Southern Copper Corp.	7,492	351,150
Oil, Gas & Consumable Fuels — 0.4%
Anadarko Petroleum Corp.	16,843	1,233,750
EOG Resources Inc.	7,731	961,968
Pioneer Natural Resources Co.	9,866	1,867,042
		4,062,760
Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	23,434	3,343,797
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	93,537	5,176,337
Eli Lilly & Co.	62,230	5,310,086
Johnson & Johnson	56,864	6,899,878
Merck & Co. Inc.	19,444	1,180,251
Zoetis Inc.	45,189	3,849,651
		22,416,203
Road & Rail — 1.3%
CSX Corp.	41,047	2,617,977
Union Pacific Corp.	77,610	10,995,785
		13,613,762
Semiconductors & Semiconductor Equipment — 4.2%
Applied Materials Inc.	116,089	5,362,151
Broadcom Inc.	29,652	7,194,761
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology Inc.(a)	98,094	$ 5,144,049
NVIDIA Corp.	63,676	15,084,845
NXP Semiconductors NV(a)	2,341	255,801
Texas Instruments Inc.	112,367	12,388,462
		45,430,069
Software — 11.7%
Activision Blizzard Inc.	85,338	6,512,996
Adobe Systems Inc.(a)	55,614	13,559,249
Electronic Arts Inc.(a)	34,222	4,825,987
Intuit Inc.	29,800	6,088,289
Microsoft Corp.	799,782	78,866,503
Oracle Corp.	37,427	1,649,034
salesforce.com Inc.(a)	88,400	12,057,760
VMware Inc., Class A(a)	7,886	1,159,005
		124,718,823
Specialty Retail — 3.6%
Home Depot Inc. (The)	123,766	24,146,747
Lowe's Companies Inc.	87,703	8,381,776
TJX Companies Inc. (The)	67,336	6,409,040
		38,937,563
Technology Hardware, Storage & Peripherals — 9.2%
Apple Inc.	533,760	98,804,314
Textiles, Apparel & Luxury Goods — 1.0%
NIKE Inc., Class B	135,550	10,800,624
Tobacco — 1.1%
Altria Group Inc.	209,999	11,925,843
Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	27,811	1,661,707
Total Common Stocks — 99.7% (Cost: $807,725,895)		1,065,999,945
Short-Term Investments
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	3,698,378	3,699,117
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	2,576,163	2,576,163
		6,275,280
Total Short-Term Investments — 0.6% (Cost: $6,275,252)		6,275,280
Total Investments in Securities — 100.3% (Cost: $814,001,147)		1,072,275,225
Other Assets, Less Liabilities — (0.3)%		(3,219,240)
Net Assets — 100.0%		$ 1,069,055,985

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® Russell Top 200 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,848,387	(150,009)	3,698,378	$ 3,699,117	$20,218 (a)	$ 864	$ 407
BlackRock Cash Funds: Treasury, SL Agency Shares	1,079,160	1,497,003	2,576,163	2,576,163	6,616	—	—
				$6,275,280	$26,834	$ 864	$ 407

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	21	09/21/18	$ 2,858	$ (57,938)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,065,999,945	$ —	$ —	$1,065,999,945
Money Market Funds	6,275,280	—	—	6,275,280
	$1,072,275,225	$ —	$ —	$1,072,275,225
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (57,938)	$ —	$ —	$ (57,938)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Russell Top 200 Value ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
General Dynamics Corp.	4,900	$ 913,409
Lockheed Martin Corp.	742	219,209
United Technologies Corp.	25,752	3,219,773
		4,352,391
Airlines — 0.4%
Delta Air Lines Inc.	16,701	827,367
Southwest Airlines Co.	5,285	268,901
		1,096,268
Automobiles — 1.1%
Ford Motor Co.	134,161	1,485,162
General Motors Co.	45,027	1,774,064
		3,259,226
Banks — 14.1%
Bank of America Corp.	325,019	9,162,286
BB&T Corp.	26,772	1,350,380
Citigroup Inc.	87,723	5,870,423
JPMorgan Chase & Co.	116,519	12,141,280
PNC Financial Services Group Inc. (The)(a)	16,133	2,179,568
U.S. Bancorp.	52,869	2,644,507
Wells Fargo & Co.	151,046	8,373,990
		41,722,434
Beverages — 0.6%
Coca-Cola Co. (The)	29,467	1,292,423
PepsiCo Inc.	5,505	599,329
		1,891,752
Biotechnology — 0.4%
Alexion Pharmaceuticals Inc.(b)	1,251	155,312
Amgen Inc.	1,343	247,904
Biogen Inc.(b)	377	109,420
Gilead Sciences Inc.	11,350	804,034
		1,316,670
Building Products — 0.4%
Johnson Controls International PLC	31,760	1,062,372
Capital Markets — 4.1%
Bank of New York Mellon Corp. (The)	32,139	1,733,256
BlackRock Inc.(a)	4,235	2,113,435
CME Group Inc.	10,628	1,742,142
Goldman Sachs Group Inc. (The)	12,169	2,684,116
Intercontinental Exchange Inc.	9,482	697,401
Morgan Stanley	42,907	2,033,792
State Street Corp.	11,668	1,086,174
		12,090,316
Chemicals — 2.9%
Air Products & Chemicals Inc.	7,535	1,173,426
DowDuPont Inc.	79,844	5,263,316
Ecolab Inc.	4,800	673,584
LyondellBasell Industries NV, Class A	5,760	632,736
PPG Industries Inc.	8,008	830,670
Praxair Inc.	1,047	165,583
		8,739,315
Commercial Services & Supplies — 0.1%
Waste Management Inc.	2,252	183,178
Communications Equipment — 2.4%
Cisco Systems Inc.	165,846	7,136,353
Security	Shares	Value
Consumer Finance — 0.7%
American Express Co.	7,750	$ 759,500
Capital One Financial Corp.	15,366	1,412,135
		2,171,635
Diversified Financial Services — 3.7%
Berkshire Hathaway Inc., Class B(b)	58,227	10,868,070
Diversified Telecommunication Services — 5.1%
AT&T Inc.	249,981	8,026,890
Verizon Communications Inc.	142,262	7,157,201
		15,184,091
Electric Utilities — 3.0%
American Electric Power Co. Inc.	16,956	1,174,203
Duke Energy Corp.	24,126	1,907,884
Exelon Corp.	33,161	1,412,659
NextEra Energy Inc.	16,193	2,704,717
Southern Co. (The)	34,811	1,612,097
		8,811,560
Electrical Equipment — 0.5%
Eaton Corp. PLC	15,020	1,122,595
Emerson Electric Co.	6,255	432,470
		1,555,065
Energy Equipment & Services — 1.2%
Baker Hughes a GE Co.	14,305	472,494
Schlumberger Ltd.	47,663	3,194,851
		3,667,345
Equity Real Estate Investment Trusts (REITs) — 0.6%
Crown Castle International Corp.	3,502	377,586
Prologis Inc.	18,216	1,196,609
Simon Property Group Inc.	868	147,725
		1,721,920
Food & Staples Retailing — 2.0%
Walgreens Boots Alliance Inc.	29,091	1,745,896
Walmart Inc.	49,063	4,202,246
		5,948,142
Food Products — 1.4%
General Mills Inc.	19,334	855,723
Kraft Heinz Co. (The)	20,716	1,301,379
Mondelez International Inc., Class A	49,798	2,041,718
		4,198,820
Health Care Equipment & Supplies — 4.4%
Abbott Laboratories	58,836	3,588,408
Baxter International Inc.	15,269	1,127,463
Becton Dickinson and Co.	8,279	1,983,317
Boston Scientific Corp.(b)	10,943	357,836
Danaher Corp.	21,252	2,097,147
Medtronic PLC	46,532	3,983,605
		13,137,776
Health Care Providers & Services — 3.0%
Aetna Inc.	7,016	1,287,436
Anthem Inc.	8,783	2,090,617
Cigna Corp.	4,885	830,206
CVS Health Corp.	34,946	2,248,775
Express Scripts Holding Co.(b)	17,719	1,368,084
HCA Healthcare Inc.	2,732	280,303
Humana Inc.	231	68,753
McKesson Corp.	6,204	827,614
		9,001,788

iShares® Russell Top 200 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	13,935	$ 798,615
Las Vegas Sands Corp.	4,775	364,619
McDonald's Corp.	21,786	3,413,648
Yum! Brands Inc.	7,871	615,670
		5,192,552
Household Products — 2.9%
Colgate-Palmolive Co.	23,852	1,545,848
Kimberly-Clark Corp.	1,556	163,909
Procter & Gamble Co. (The)	86,576	6,758,123
		8,467,880
Industrial Conglomerates — 2.0%
3M Co.	3,273	643,865
General Electric Co.	296,432	4,034,439
Honeywell International Inc.	9,714	1,399,302
		6,077,606
Insurance — 3.4%
Aflac Inc.	26,268	1,130,049
Allstate Corp. (The)	12,065	1,101,172
American International Group Inc.	26,449	1,402,326
Chubb Ltd.	15,934	2,023,937
Marsh & McLennan Companies Inc.	9,293	761,747
MetLife Inc.	29,678	1,293,961
Prudential Financial Inc.	14,433	1,349,630
Travelers Companies Inc. (The)	7,470	913,880
		9,976,702
Internet Software & Services — 0.3%
eBay Inc.(b)	25,170	912,664
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	1,966	155,294
International Business Machines Corp.	8,878	1,240,257
		1,395,551
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific Inc.	12,974	2,687,434
Machinery — 0.1%
Caterpillar Inc.	1,617	219,378
Media — 3.3%
Charter Communications Inc., Class A(b)	1,806	529,537
Comcast Corp., Class A	157,115	5,154,943
Twenty-First Century Fox Inc., Class A, NVS	35,878	1,782,778
Twenty-First Century Fox Inc., Class B	16,793	827,391
Walt Disney Co. (The)	14,560	1,526,034
		9,820,683
Multi-Utilities — 0.5%
Dominion Energy Inc.	22,396	1,526,959
Multiline Retail — 0.5%
Target Corp.	18,439	1,403,577
Oil, Gas & Consumable Fuels — 11.6%
Anadarko Petroleum Corp.	11,751	860,761
Chevron Corp.	65,507	8,282,050
ConocoPhillips	40,262	2,803,040
EOG Resources Inc.	17,630	2,193,701
Exxon Mobil Corp.	145,698	12,053,596
Kinder Morgan Inc./DE	65,215	1,152,349
Marathon Petroleum Corp.	15,731	1,103,687
Occidental Petroleum Corp.	26,344	2,204,466
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66	14,452	$ 1,623,104
Pioneer Natural Resources Co.	2,613	494,484
Valero Energy Corp.	14,797	1,639,951
		34,411,189
Pharmaceuticals — 8.8%
Allergan PLC	11,650	1,942,288
Bristol-Myers Squibb Co.	26,320	1,456,549
Eli Lilly & Co.	12,722	1,085,568
Johnson & Johnson	75,711	9,186,773
Merck & Co. Inc.	86,396	5,244,237
Pfizer Inc.	199,530	7,238,948
		26,154,363
Road & Rail — 0.9%
CSX Corp.	15,203	969,648
Norfolk Southern Corp.	9,706	1,464,344
Union Pacific Corp.	2,146	304,045
		2,738,037
Semiconductors & Semiconductor Equipment — 4.7%
Broadcom Inc.	5,945	1,442,495
Intel Corp.	160,437	7,975,323
Micron Technology Inc.(b)	8,635	452,820
NXP Semiconductors NV(b)	11,197	1,223,496
QUALCOMM Inc.	50,984	2,861,222
		13,955,356
Software — 1.8%
Microsoft Corp.	13,814	1,362,199
Oracle Corp.	89,221	3,931,077
		5,293,276
Technology Hardware, Storage & Peripherals — 0.7%
Hewlett Packard Enterprise Co.	53,359	779,575
HP Inc.	56,469	1,281,282
		2,060,857
Tobacco — 1.5%
Philip Morris International Inc.	53,419	4,313,050
Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(b)	3,662	218,805
Total Common Stocks — 99.8% (Cost: $270,267,555)		295,942,406
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(a)(c)	215,065	215,065
Total Short-Term Investments — 0.1% (Cost: $215,065)		215,065
Total Investments in Securities — 99.9% (Cost: $270,482,620)		296,157,471
Other Assets, Less Liabilities — 0.1%		260,035
Net Assets — 100.0%		$ 296,417,506

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.

iShares® Russell Top 200 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	112,847	—	(112,847) (a)	—	$ —	$ 62(b)	$ (11)	$ 11
BlackRock Cash Funds: Treasury, SL Agency Shares	303,412	—	(88,347) (a)	215,065	215,065	1,899	—	—
BlackRock Inc.	4,298	425	(488)	4,235	2,113,435	12,753	17,311	(201,096)
PNC Financial Services Group Inc. (The)	16,443	1,639	(1,949)	16,133	2,179,568	12,442	(14,253)	(256,490)
					$4,508,068	$27,156	$ 3,047	$ (457,575)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	3	09/21/18	$ 408	$ (8,019)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$295,942,406	$ —	$ —	$295,942,406
Money Market Funds	215,065	—	—	215,065
	$296,157,471	$ —	$ —	$296,157,471
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (8,019)	$ —	$ —	$ (8,019)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® S&P 100 ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.1%
Boeing Co. (The)	174,376	$ 58,504,892
General Dynamics Corp.	87,961	16,396,810
Lockheed Martin Corp.	79,100	23,368,513
Raytheon Co.	91,467	17,669,595
United Technologies Corp.	236,924	29,622,608
		145,562,418
Air Freight & Logistics — 0.9%
FedEx Corp.	78,281	17,774,484
United Parcel Service Inc., Class B	219,571	23,325,027
		41,099,511
Automobiles — 0.6%
Ford Motor Co.	1,246,340	13,796,984
General Motors Co.	403,919	15,914,408
		29,711,392
Banks — 7.6%
Bank of America Corp.	3,002,600	84,643,294
Citigroup Inc.	811,957	54,336,162
JPMorgan Chase & Co.	1,084,159	112,969,368
U.S. Bancorp.	496,847	24,852,287
Wells Fargo & Co.	1,396,472	77,420,408
		354,221,519
Beverages — 2.2%
Coca-Cola Co. (The)	1,219,476	53,486,218
PepsiCo Inc.	451,475	49,152,083
		102,638,301
Biotechnology — 3.2%
AbbVie Inc.	482,563	44,709,462
Amgen Inc.	212,070	39,146,001
Biogen Inc.(a)	67,190	19,501,225
Celgene Corp.(a)	225,073	17,875,298
Gilead Sciences Inc.	414,033	29,330,098
		150,562,084
Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)	321,822	17,355,861
BlackRock Inc.(b)	39,272	19,598,299
Goldman Sachs Group Inc. (The)	111,855	24,671,857
Morgan Stanley	434,043	20,573,638
		82,199,655
Chemicals — 1.0%
DowDuPont Inc.	738,992	48,714,353
Communications Equipment — 1.4%
Cisco Systems Inc.	1,497,505	64,437,640
Consumer Finance — 0.8%
American Express Co.	227,385	22,283,730
Capital One Financial Corp.	154,891	14,234,483
		36,518,213
Diversified Financial Services — 2.5%
Berkshire Hathaway Inc., Class B(a)	612,875	114,393,119
Diversified Telecommunication Services — 3.0%
AT&T Inc.	2,312,275	74,247,150
Verizon Communications Inc.	1,315,691	66,192,414
		140,439,564
Electric Utilities — 1.5%
Duke Energy Corp.	223,217	17,652,000
Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	307,400	$ 13,095,240
NextEra Energy Inc.	150,116	25,073,876
Southern Co. (The)	322,125	14,917,609
		70,738,725
Electrical Equipment — 0.3%
Emerson Electric Co.	200,635	13,871,904
Energy Equipment & Services — 0.9%
Halliburton Co.	278,930	12,568,586
Schlumberger Ltd.	441,059	29,564,185
		42,132,771
Equity Real Estate Investment Trusts (REITs) — 0.4%
Simon Property Group Inc.(c)	98,613	16,782,946
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	139,661	29,186,356
Walgreens Boots Alliance Inc.	271,562	16,297,793
Walmart Inc.	460,667	39,456,129
		84,940,278
Food Products — 0.7%
Kraft Heinz Co. (The)	190,224	11,949,872
Mondelez International Inc., Class A	469,696	19,257,536
		31,207,408
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	558,255	34,047,972
Danaher Corp.	195,749	19,316,511
Medtronic PLC	431,214	36,916,231
		90,280,714
Health Care Providers & Services — 2.1%
CVS Health Corp.	323,723	20,831,575
UnitedHealth Group Inc.	305,999	75,073,795
		95,905,370
Hotels, Restaurants & Leisure — 1.3%
McDonald's Corp.	250,018	39,175,321
Starbucks Corp.	439,424	21,465,862
		60,641,183
Household Products — 1.7%
Colgate-Palmolive Co.	277,767	18,002,079
Procter & Gamble Co. (The)	800,706	62,503,111
		80,505,190
Industrial Conglomerates — 2.3%
3M Co.	189,046	37,189,129
General Electric Co.	2,765,611	37,639,966
Honeywell International Inc.	237,840	34,260,852
		109,089,947
Insurance — 0.8%
Allstate Corp. (The)	111,923	10,215,212
American International Group Inc.	285,843	15,155,396
MetLife Inc.	323,687	14,112,753
		39,483,361
Internet & Direct Marketing Retail — 6.5%
Amazon.com Inc.(a)	128,242	217,985,751
Booking Holdings Inc.(a)	15,340	31,095,561
Netflix Inc.(a)	138,417	54,180,566
		303,261,878
Internet Software & Services — 7.8%
Alphabet Inc., Class A(a)	95,099	107,384,840
Alphabet Inc., Class C, NVS(a)	96,669	107,848,770

iShares® S&P 100 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Internet Software & Services (continued)
Facebook Inc., Class A(a)	763,771	$ 148,415,980
		363,649,590
IT Services — 5.0%
Accenture PLC, Class A	204,773	33,498,815
International Business Machines Corp.	271,840	37,976,048
Mastercard Inc., Class A	291,954	57,374,800
PayPal Holdings Inc.(a)	355,405	29,594,575
Visa Inc., Class A	568,756	75,331,732
		233,775,970
Machinery — 0.6%
Caterpillar Inc.	190,387	25,829,804
Media — 3.0%
Charter Communications Inc., Class A(a)	58,978	17,292,939
Comcast Corp., Class A	1,462,260	47,976,751
Twenty-First Century Fox Inc., Class A, NVS	335,629	16,677,405
Twenty-First Century Fox Inc., Class B	140,512	6,923,026
Walt Disney Co. (The)	473,416	49,618,731
		138,488,852
Multiline Retail — 0.3%
Target Corp.	169,762	12,922,283
Oil, Gas & Consumable Fuels — 5.3%
Chevron Corp.	608,493	76,931,770
ConocoPhillips	372,576	25,938,741
Exxon Mobil Corp.	1,348,150	111,532,449
Kinder Morgan Inc./DE	604,118	10,674,765
Occidental Petroleum Corp.	243,838	20,404,364
		245,482,089
Pharmaceuticals — 6.3%
Allergan PLC	107,966	18,000,092
Bristol-Myers Squibb Co.	520,475	28,803,086
Eli Lilly & Co.	304,151	25,953,205
Johnson & Johnson	854,058	103,631,398
Merck & Co. Inc.	856,655	51,998,958
Pfizer Inc.	1,862,638	67,576,507
		295,963,246
Road & Rail — 0.7%
Union Pacific Corp.	246,962	34,989,576
Semiconductors & Semiconductor Equipment — 3.9%
Intel Corp.	1,483,851	73,762,233
NVIDIA Corp.	193,283	45,788,743
QUALCOMM Inc.	472,101	26,494,308
Texas Instruments Inc.	311,710	34,366,028
		180,411,312
Security	Shares	Value
Software — 6.1%
Microsoft Corp.	2,446,506	$ 241,249,956
Oracle Corp.	948,928	41,809,768
		283,059,724
Specialty Retail — 2.1%
Home Depot Inc. (The)	367,315	71,663,156
Lowe's Companies Inc.	261,743	25,014,779
		96,677,935
Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	1,565,092	289,714,180
Textiles, Apparel & Luxury Goods — 0.7%
NIKE Inc., Class B	408,439	32,544,420
Tobacco — 1.6%
Altria Group Inc.	602,662	34,225,175
Philip Morris International Inc.	494,980	39,964,685
		74,189,860
Total Common Stocks — 99.9% (Cost: $4,239,098,932)		4,657,038,285
Short-Term Investments
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(b)(d)(e)	2,288,112	2,288,570
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(b)(d)	27,323,603	27,323,603
		29,612,173
Total Short-Term Investments — 0.6% (Cost: $29,612,173)		29,612,173
Total Investments in Securities — 100.5% (Cost: $4,268,711,105)		4,686,650,458
Other Assets, Less Liabilities — (0.5)%		(23,504,959)
Net Assets — 100.0%		$ 4,663,145,499

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® S&P 100 ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	724,553	1,563,559 (a)	—	2,288,112	$ 2,288,570	$ 875(b)	$ (70)	$ 70
BlackRock Cash Funds: Treasury, SL Agency Shares	4,999,248	22,324,355 (a)	—	27,323,603	27,323,603	39,439	—	—
BlackRock Inc.	44,172	1,779	(6,679)	39,272	19,598,299	122,075	1,088,015	(2,773,256)
					$49,210,472	$162,389	$ 1,087,945	$ (2,773,186)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	45	09/21/18	$ 6,124	$ (123,423)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,657,038,285	$ —	$ —	$4,657,038,285
Money Market Funds	29,612,173	—	—	29,612,173
	$4,686,650,458	$ —	$ —	$4,686,650,458
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (123,423)	$ —	$ —	$ (123,423)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® S&P 500 Growth ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.1%
Boeing Co. (The)	924,069	$ 310,034,390
General Dynamics Corp.	232,779	43,392,333
Harris Corp.	125,572	18,150,177
Huntington Ingalls Industries Inc.	51,000	11,056,290
Lockheed Martin Corp.	259,708	76,725,535
Northrop Grumman Corp.	199,914	61,513,538
Raytheon Co.	295,471	57,079,088
Rockwell Collins Inc.	276,640	37,257,875
TransDigm Group Inc.	82,574	28,499,590
		643,708,816
Air Freight & Logistics — 0.6%
Expeditors International of Washington Inc.	161,790	11,826,849
FedEx Corp.	236,291	53,652,234
United Parcel Service Inc., Class B	569,713	60,520,612
		125,999,695
Airlines — 0.2%
American Airlines Group Inc.	378,298	14,360,192
Southwest Airlines Co.	603,838	30,723,278
		45,083,470
Auto Components — 0.2%
Aptiv PLC	447,490	41,003,509
BorgWarner Inc.	223,152	9,631,240
		50,634,749
Banks — 1.2%
Bank of America Corp.	7,639,712	215,363,481
Comerica Inc.	147,138	13,377,787
SVB Financial Group(a)	89,234	25,767,210
		254,508,478
Beverages — 1.8%
Brown-Forman Corp., Class B, NVS	295,014	14,458,636
Coca-Cola Co. (The)	2,906,067	127,460,099
Constellation Brands Inc., Class A	283,312	62,008,497
Monster Beverage Corp.(a)	694,143	39,774,394
PepsiCo Inc.	1,171,522	127,543,600
		371,245,226
Biotechnology — 3.8%
AbbVie Inc.	2,557,760	236,976,464
Alexion Pharmaceuticals Inc.(a)	195,937	24,325,578
Amgen Inc.	662,598	122,308,965
Biogen Inc.(a)	245,512	71,257,403
Celgene Corp.(a)	1,191,913	94,661,730
Gilead Sciences Inc.	1,425,175	100,959,397
Incyte Corp.(a)	295,873	19,823,491
Regeneron Pharmaceuticals Inc.(a)	130,384	44,981,176
Vertex Pharmaceuticals Inc.(a)	429,710	73,033,512
		788,327,716
Building Products — 0.2%
Allegion PLC	104,161	8,057,895
AO Smith Corp.	246,370	14,572,786
Fortune Brands Home & Security Inc.	245,842	13,199,257
Masco Corp.	345,417	12,925,504
		48,755,442
Capital Markets — 3.0%
Affiliated Managers Group Inc.	40,972	6,091,307
Ameriprise Financial Inc.	168,911	23,627,271
BlackRock Inc.(b)	122,701	61,232,707
Security	Shares	Value
Capital Markets (continued)
Cboe Global Markets Inc.	189,596	$ 19,731,256
Charles Schwab Corp. (The)	2,024,817	103,468,149
CME Group Inc.	384,706	63,061,007
E*TRADE Financial Corp.(a)	446,121	27,284,760
Intercontinental Exchange Inc.	976,654	71,832,902
Moody's Corp.	281,496	48,011,958
MSCI Inc.	150,344	24,871,408
Nasdaq Inc.	94,183	8,596,082
Northern Trust Corp.	191,840	19,738,417
Raymond James Financial Inc.	104,222	9,312,236
S&P Global Inc.	423,757	86,399,815
T Rowe Price Group Inc.	407,747	47,335,349
		620,594,624
Chemicals — 1.0%
Air Products & Chemicals Inc.	132,624	20,653,536
Albemarle Corp.	110,304	10,404,976
CF Industries Holdings Inc.	168,745	7,492,278
Ecolab Inc.	202,281	28,386,093
FMC Corp.	226,095	20,169,935
International Flavors & Fragrances Inc.	81,338	10,082,658
PPG Industries Inc.	202,467	21,001,902
Praxair Inc.	251,713	39,808,411
Sherwin-Williams Co. (The)	139,039	56,668,125
		214,667,914
Commercial Services & Supplies — 0.5%
Cintas Corp.	146,392	27,092,767
Copart Inc.(a)	340,959	19,284,641
Republic Services Inc.	174,235	11,910,705
Waste Management Inc.	671,566	54,625,178
		112,913,291
Communications Equipment — 1.0%
Cisco Systems Inc.	3,647,928	156,970,342
F5 Networks Inc.(a)	60,062	10,357,692
Motorola Solutions Inc.	273,450	31,821,376
		199,149,410
Construction Materials — 0.1%
Martin Marietta Materials Inc.	45,841	10,237,670
Vulcan Materials Co.	114,165	14,734,135
		24,971,805
Consumer Finance — 0.3%
American Express Co.	722,495	70,804,510
Containers & Packaging — 0.1%
Avery Dennison Corp.	149,233	15,236,689
Packaging Corp. of America	103,853	11,609,727
Sealed Air Corp.	102,388	4,346,371
		31,192,787
Distributors — 0.0%
LKQ Corp.(a)	303,388	9,678,077
Diversified Consumer Services — 0.0%
H&R Block Inc.	224,893	5,123,063
Electric Utilities — 0.4%
FirstEnergy Corp.	307,513	11,042,792
NextEra Energy Inc.	405,431	67,719,140
		78,761,932
Electrical Equipment — 0.4%
AMETEK Inc.	392,159	28,298,194

iShares® S&P 500 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Emerson Electric Co.	436,273	$ 30,163,915
Rockwell Automation Inc.	146,574	24,364,996
		82,827,105
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	509,705	44,420,791
Corning Inc.	1,403,674	38,615,072
FLIR Systems Inc.	159,040	8,265,309
IPG Photonics Corp.(a)(c)	63,182	13,939,844
TE Connectivity Ltd.	425,030	38,278,202
		143,519,218
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities Inc.	94,175	11,882,060
American Tower Corp.	744,754	107,371,184
Apartment Investment & Management Co., Class A	117,139	4,954,980
AvalonBay Communities Inc.	103,250	17,747,643
Boston Properties Inc.	115,023	14,426,185
Crown Castle International Corp.	475,660	51,285,661
Digital Realty Trust Inc.(c)	208,875	23,306,272
Equinix Inc.(c)	133,868	57,548,515
Essex Property Trust Inc.	57,986	13,862,713
Extra Space Storage Inc.	212,644	21,223,998
Federal Realty Investment Trust	57,600	7,289,280
GGP Inc.	413,131	8,440,266
Iron Mountain Inc.(c)	212,840	7,451,528
Prologis Inc.	899,176	59,066,871
Public Storage	141,760	32,159,674
SBA Communications Corp.(a)	194,606	32,133,343
Simon Property Group Inc.	256,311	43,621,569
UDR Inc.(c)	298,710	11,213,573
Vornado Realty Trust	189,169	13,983,372
		538,968,687
Food Products — 0.2%
General Mills Inc.	351,417	15,553,716
Hershey Co. (The)	126,973	11,816,107
Kellogg Co.	151,470	10,583,209
McCormick & Co. Inc./MD, NVS	100,986	11,723,465
		49,676,497
Health Care Equipment & Supplies — 4.4%
Abbott Laboratories	2,959,763	180,515,945
ABIOMED Inc.(a)	71,563	29,272,845
Align Technology Inc.(a)	121,962	41,728,079
Baxter International Inc.	466,521	34,447,911
Becton Dickinson and Co.	450,571	107,938,789
Boston Scientific Corp.(a)	2,326,719	76,083,711
Cooper Companies Inc. (The)	82,540	19,434,043
Edwards Lifesciences Corp.(a)	355,428	51,739,654
Hologic Inc.(a)	459,421	18,261,985
IDEXX Laboratories Inc.(a)	146,253	31,874,379
Intuitive Surgical Inc.(a)	191,045	91,411,211
Medtronic PLC	983,604	84,206,338
ResMed Inc.	241,376	25,001,726
Stryker Corp.	541,949	91,513,508
Varian Medical Systems Inc.(a)	82,318	9,361,203
Zimmer Biomet Holdings Inc.	191,472	21,337,640
		914,128,967
Health Care Providers & Services — 3.1%
Aetna Inc.	275,788	50,607,098
Anthem Inc.	228,091	54,292,501
Centene Corp.(a)	345,770	42,602,322
Security	Shares	Value
Health Care Providers & Services (continued)
Cigna Corp.	410,213	$ 69,715,699
HCA Healthcare Inc.	255,072	26,170,387
Laboratory Corp. of America Holdings(a)	100,619	18,064,129
UnitedHealth Group Inc.	1,621,400	397,794,276
		659,246,412
Health Care Technology — 0.2%
Cerner Corp.(a)	530,261	31,704,305
Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.	309,378	17,730,453
Chipotle Mexican Grill Inc.(a)(c)	16,187	6,982,586
Darden Restaurants Inc.	125,782	13,466,221
Hilton Worldwide Holdings Inc.	187,998	14,881,922
Marriott International Inc./MD, Class A	500,512	63,364,819
McDonald's Corp.	1,325,332	207,666,271
MGM Resorts International	373,236	10,835,041
Norwegian Cruise Line Holdings Ltd.(a)	346,985	16,395,041
Royal Caribbean Cruises Ltd.	189,062	19,586,823
Starbucks Corp.	1,489,304	72,752,501
Wynn Resorts Ltd.	142,368	23,823,861
Yum! Brands Inc.	245,445	19,198,708
		486,684,247
Household Durables — 0.3%
DR Horton Inc.	579,076	23,742,116
Garmin Ltd.	94,180	5,744,980
Lennar Corp., Class A	273,299	14,348,197
Mohawk Industries Inc.(a)(c)	69,230	14,833,912
PulteGroup Inc.	444,741	12,786,304
		71,455,509
Household Products — 1.1%
Church & Dwight Co. Inc.	218,236	11,601,426
Clorox Co. (The)	124,116	16,786,689
Colgate-Palmolive Co.	691,351	44,806,458
Kimberly-Clark Corp.	259,644	27,350,899
Procter & Gamble Co. (The)	1,568,898	122,468,178
		223,013,650
Independent Power and Renewable Electricity Producers — 0.0%
NRG Energy Inc.	273,948	8,410,204
Industrial Conglomerates — 1.7%
3M Co.	1,002,184	197,149,636
Honeywell International Inc.	743,115	107,045,716
Roper Technologies Inc.	174,448	48,131,948
		352,327,300
Insurance — 0.9%
Allstate Corp. (The)	278,819	25,447,810
Aon PLC	243,578	33,411,594
Arthur J Gallagher & Co.	156,185	10,195,757
Marsh & McLennan Companies Inc.	487,156	39,932,177
Principal Financial Group Inc.	208,126	11,020,272
Progressive Corp. (The)	981,590	58,061,048
Torchmark Corp.	75,988	6,186,183
Willis Towers Watson PLC	93,331	14,148,980
		198,403,821
Internet & Direct Marketing Retail — 7.7%
Amazon.com Inc.(a)	679,514	1,155,037,897
Booking Holdings Inc.(a)	81,236	164,672,683
Expedia Group Inc.	120,863	14,526,524
Netflix Inc.(a)	733,538	287,128,780

iShares® S&P 500 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
TripAdvisor Inc.(a)(c)	67,766	$ 3,775,244
		1,625,141,128
Internet Software & Services — 9.8%
Akamai Technologies Inc.(a)	114,864	8,411,491
Alphabet Inc., Class A(a)	503,903	569,002,228
Alphabet Inc., Class C, NVS(a)	512,224	571,462,706
eBay Inc.(a)	1,558,035	56,494,349
Facebook Inc., Class A(a)	4,047,009	786,414,789
Twitter Inc.(a)	1,107,406	48,360,420
VeriSign Inc.(a)	161,597	22,206,660
		2,062,352,643
IT Services — 6.8%
Accenture PLC, Class A	683,179	111,761,253
Alliance Data Systems Corp.	49,544	11,553,661
Automatic Data Processing Inc.	742,834	99,643,753
Broadridge Financial Solutions Inc.	199,695	22,984,894
Cognizant Technology Solutions Corp., Class A	989,676	78,174,507
DXC Technology Co.	250,288	20,175,716
Fidelity National Information Services Inc.	346,069	36,693,696
Fiserv Inc.(a)	690,417	51,152,995
FleetCor Technologies Inc.(a)(c)	151,772	31,970,772
Gartner Inc.(a)(c)	154,514	20,534,911
Global Payments Inc.	268,577	29,943,650
Mastercard Inc., Class A	1,547,162	304,048,276
Paychex Inc.	352,018	24,060,430
PayPal Holdings Inc.(a)	1,882,108	156,723,133
Total System Services Inc.	279,070	23,586,996
Visa Inc., Class A	3,013,676	399,161,386
Western Union Co. (The)	303,084	6,161,698
		1,428,331,727
Leisure Products — 0.1%
Hasbro Inc.	103,970	9,597,471
Mattel Inc.(c)	157,272	2,582,406
		12,179,877
Life Sciences Tools & Services — 1.3%
Agilent Technologies Inc.	539,646	33,371,708
Illumina Inc.(a)	247,880	69,230,405
IQVIA Holdings Inc.(a)	158,734	15,844,828
Mettler-Toledo International Inc.(a)	42,852	24,795,453
PerkinElmer Inc.	115,028	8,423,500
Thermo Fisher Scientific Inc.	488,463	101,180,226
Waters Corp.(a)	131,964	25,546,911
		278,393,031
Machinery — 1.4%
Caterpillar Inc.	524,276	71,128,525
Deere & Co.	300,554	42,017,449
Dover Corp.	147,279	10,780,823
Fortive Corp.	341,446	26,328,901
Illinois Tool Works Inc.	514,118	71,225,908
Ingersoll-Rand PLC	175,768	15,771,662
Parker-Hannifin Corp.	126,247	19,675,595
Stanley Black & Decker Inc.	172,473	22,906,139
Xylem Inc./NY	209,555	14,119,816
		293,954,818
Media — 1.7%
CBS Corp., Class B, NVS	258,121	14,511,563
Charter Communications Inc., Class A(a)	312,331	91,578,572
Comcast Corp., Class A	3,871,816	127,034,283
Security	Shares	Value
Media (continued)
Walt Disney Co. (The)	1,178,313	$ 123,498,986
		356,623,404
Multi-Utilities — 0.2%
Dominion Energy Inc.	417,864	28,489,967
WEC Energy Group Inc.	224,432	14,509,529
		42,999,496
Multiline Retail — 0.3%
Dollar General Corp.	205,136	20,226,410
Dollar Tree Inc.(a)	400,218	34,018,530
		54,244,940
Oil, Gas & Consumable Fuels — 0.3%
Cabot Oil & Gas Corp.	351,077	8,355,633
Cimarex Energy Co.	51,603	5,250,089
EOG Resources Inc.	342,358	42,599,606
Hess Corp.	136,661	9,141,254
		65,346,582
Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	377,382	53,848,638
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	1,736,440	96,094,590
Eli Lilly & Co.	984,183	83,980,335
Johnson & Johnson	2,444,021	296,557,508
Merck & Co. Inc.	1,678,524	101,886,407
Nektar Therapeutics(a)	271,991	13,281,321
Perrigo Co. PLC	79,165	5,771,920
Pfizer Inc.	4,537,391	164,616,545
Zoetis Inc.	817,677	69,657,904
		831,846,530
Professional Services — 0.2%
Equifax Inc.	120,183	15,036,095
Robert Half International Inc.	123,951	8,069,210
Verisk Analytics Inc.(a)	168,365	18,122,809
		41,228,114
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	508,727	24,286,627
Road & Rail — 1.2%
CSX Corp.	1,475,834	94,128,693
JB Hunt Transport Services Inc.	82,638	10,044,649
Kansas City Southern	81,927	8,680,985
Norfolk Southern Corp.	215,205	32,467,978
Union Pacific Corp.	680,027	96,346,225
		241,668,530
Semiconductors & Semiconductor Equipment — 6.1%
Advanced Micro Devices Inc.(a)(c)	473,696	7,100,703
Analog Devices Inc.	625,246	59,973,596
Applied Materials Inc.	1,699,831	78,515,194
Broadcom Inc.	677,363	164,355,358
Intel Corp.	4,483,301	222,864,893
KLA-Tencor Corp.	262,911	26,956,265
Lam Research Corp.	276,587	47,808,063
Microchip Technology Inc.(c)	395,830	36,000,738
Micron Technology Inc.(a)(c)	1,955,665	102,555,072
NVIDIA Corp.	1,024,442	242,690,310
Qorvo Inc.(a)	214,351	17,184,520
QUALCOMM Inc.	875,030	49,106,684
Skyworks Solutions Inc.	307,897	29,758,245
Texas Instruments Inc.	1,652,620	182,201,355

iShares® S&P 500 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx Inc.	262,427	$ 17,125,986
		1,284,196,982
Software — 10.4%
Activision Blizzard Inc.	1,283,504	97,957,025
Adobe Systems Inc.(a)	831,306	202,680,716
ANSYS Inc.(a)	141,538	24,653,089
Autodesk Inc.(a)	225,913	29,614,935
Cadence Design Systems Inc.(a)	476,181	20,623,399
Citrix Systems Inc.(a)	121,923	12,782,407
Electronic Arts Inc.(a)	517,400	72,963,748
Intuit Inc.	411,040	83,977,527
Microsoft Corp.	12,963,351	1,278,316,042
Oracle Corp.	2,562,852	112,919,259
Red Hat Inc.(a)	299,387	40,228,631
salesforce.com Inc.(a)	1,189,376	162,230,887
Symantec Corp.	474,379	9,795,927
Synopsys Inc.(a)	250,969	21,475,418
Take-Two Interactive Software Inc.(a)	125,548	14,859,861
		2,185,078,871
Specialty Retail — 3.0%
AutoZone Inc.(a)	19,416	13,026,777
CarMax Inc.(a)(c)	150,563	10,971,526
Home Depot Inc. (The)	1,946,298	379,722,740
Lowe's Companies Inc.	942,551	90,079,599
O'Reilly Automotive Inc.(a)	74,652	20,422,548
Ross Stores Inc.	422,615	35,816,621
Tiffany & Co.	72,462	9,535,999
TJX Companies Inc. (The)	477,022	45,402,954
Tractor Supply Co.	83,700	6,402,213
Ulta Salon Cosmetics & Fragrance Inc.(a)	66,176	15,449,449
		626,830,426
Technology Hardware, Storage & Peripherals — 7.5%
Apple Inc.	8,292,987	1,535,114,824
NetApp Inc.	451,784	35,478,597
		1,570,593,421
Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc.	258,119	5,683,780
Michael Kors Holdings Ltd.(a)	253,599	16,889,693
NIKE Inc., Class B	1,449,180	115,470,663
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry Inc.	187,674	$ 8,766,253
VF Corp.	342,548	27,924,513
		174,734,902
Tobacco — 1.0%
Altria Group Inc.	1,787,237	101,497,189
Philip Morris International Inc.	1,310,623	105,819,701
		207,316,890
Trading Companies & Distributors — 0.2%
Fastenal Co.	272,923	13,135,784
United Rentals Inc.(a)	141,432	20,878,192
		34,013,976
Water Utilities — 0.1%
American Water Works Co. Inc.	166,215	14,191,437
Total Common Stocks — 99.9% (Cost: $15,091,920,449)		20,965,889,917
Short-Term Investments
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(b)(d)(e)	86,827,632	86,844,998
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(b)(d)	89,137,353	89,137,353
		175,982,351
Total Short-Term Investments — 0.8% (Cost: $175,971,374)		175,982,351
Total Investments in Securities — 100.7% (Cost: $15,267,891,823)		21,141,872,268
Other Assets, Less Liabilities — (0.7)%		(149,102,831)
Net Assets — 100.0%		$ 20,992,769,437

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	201,257,683	—	(114,430,051) (a)	86,827,632	$ 86,844,998	$ 73,163(b)	$ 7,729	$ 12,496
BlackRock Cash Funds: Treasury, SL Agency Shares	20,348,132	68,789,221 (a)	—	89,137,353	89,137,353	73,445	—	—
BlackRock Inc.	122,594	3,836	(3,729)	122,701	61,232,707	350,634	876,048	(6,148,324)
					$237,215,058	$497,242	$ 883,777	$ (6,135,828)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® S&P 500 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	184	09/21/18	$ 25,039	$ (562,019)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$20,965,889,917	$ —	$ —	$20,965,889,917
Money Market Funds	175,982,351	—	—	175,982,351
	$21,141,872,268	$ —	$ —	$21,141,872,268
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (562,019)	$ —	$ —	$ (562,019)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® S&P 500 Value ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
Arconic Inc.	582,679	$ 9,911,370
General Dynamics Corp.	189,887	35,396,836
Harris Corp.	60,128	8,690,901
Huntington Ingalls Industries Inc.	19,755	4,282,686
L3 Technologies Inc.	108,094	20,788,638
Lockheed Martin Corp.	129,779	38,340,610
Northrop Grumman Corp.	76,883	23,656,899
Raytheon Co.	154,032	29,755,902
Textron Inc.	352,005	23,200,649
United Technologies Corp.	1,024,461	128,088,359
		322,112,850
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	190,894	15,970,192
Expeditors International of Washington Inc.	109,016	7,969,070
FedEx Corp.	145,325	32,997,494
United Parcel Service Inc., Class B	484,822	51,502,641
		108,439,397
Airlines — 0.7%
Alaska Air Group Inc.	170,729	10,310,324
American Airlines Group Inc.	263,453	10,000,676
Delta Air Lines Inc.	887,224	43,953,077
Southwest Airlines Co.	241,570	12,291,082
United Continental Holdings Inc.(a)	323,982	22,591,265
		99,146,424
Auto Components — 0.1%
BorgWarner Inc.	88,317	3,811,762
Goodyear Tire & Rubber Co. (The)	333,194	7,760,088
		11,571,850
Automobiles — 0.9%
Ford Motor Co.	5,393,660	59,707,816
General Motors Co.	1,747,457	68,849,806
Harley-Davidson Inc.	230,237	9,688,373
		138,245,995
Banks — 11.9%
Bank of America Corp.	6,751,289	190,318,837
BB&T Corp.	1,074,841	54,214,980
Citigroup Inc.	3,510,905	234,949,763
Citizens Financial Group Inc.	666,411	25,923,388
Comerica Inc.	116,546	10,596,362
Fifth Third Bancorp.	942,394	27,046,708
Huntington Bancshares Inc./OH	1,526,077	22,524,897
JPMorgan Chase & Co.	4,687,907	488,479,909
KeyCorp.	1,465,618	28,638,176
M&T Bank Corp.	199,647	33,969,937
People's United Financial Inc.	481,336	8,707,368
PNC Financial Services Group Inc. (The)(b)	645,423	87,196,647
Regions Financial Corp.	1,542,903	27,432,815
SunTrust Banks Inc.	639,026	42,188,497
U.S. Bancorp.	2,148,368	107,461,367
Wells Fargo & Co.	6,038,346	334,765,902
Zions Bancorp.	270,847	14,270,929
		1,738,686,482
Beverages — 1.8%
Brown-Forman Corp., Class B, NVS	120,225	5,892,227
Coca-Cola Co. (The)	2,900,160	127,201,018
Molson Coors Brewing Co., Class B	254,347	17,305,770
Security	Shares	Value
Beverages (continued)
PepsiCo Inc.	995,613	$ 108,392,387
		258,791,402
Biotechnology — 1.1%
Alexion Pharmaceuticals Inc.(a)	147,514	18,313,863
Amgen Inc.	376,203	69,443,312
Biogen Inc.(a)	89,928	26,100,703
Gilead Sciences Inc.	625,637	44,320,125
		158,178,003
Building Products — 0.4%
Allegion PLC	45,242	3,499,921
Johnson Controls International PLC	1,273,341	42,593,257
Masco Corp.	146,057	5,465,453
		51,558,631
Capital Markets — 3.1%
Affiliated Managers Group Inc.	40,692	6,049,680
Ameriprise Financial Inc.	61,411	8,590,171
Bank of New York Mellon Corp. (The)	1,392,147	75,078,488
BlackRock Inc.(b)	69,539	34,702,742
CME Group Inc.	154,960	25,401,043
Franklin Resources Inc.	437,591	14,024,791
Goldman Sachs Group Inc. (The)	483,661	106,681,107
Invesco Ltd.	566,001	15,032,987
Morgan Stanley	1,877,009	88,970,227
Nasdaq Inc.	84,038	7,670,148
Northern Trust Corp.	134,650	13,854,138
Raymond James Financial Inc.	92,745	8,286,766
State Street Corp.	503,916	46,909,540
		451,251,828
Chemicals — 2.9%
Air Products & Chemicals Inc.	193,437	30,123,944
Albemarle Corp.(c)	63,286	5,969,768
CF Industries Holdings Inc.	184,133	8,175,505
DowDuPont Inc.	3,195,403	210,640,966
Eastman Chemical Co.	197,259	19,718,010
Ecolab Inc.	193,303	27,126,210
International Flavors & Fragrances Inc.	41,999	5,206,196
LyondellBasell Industries NV, Class A	443,348	48,701,778
Mosaic Co. (The)	482,967	13,547,224
PPG Industries Inc.	178,677	18,534,165
Praxair Inc.	190,327	30,100,215
		417,843,981
Commercial Services & Supplies — 0.1%
Republic Services Inc.	165,695	11,326,910
Stericycle Inc.(a)(c)	118,697	7,749,727
		19,076,637
Communications Equipment — 1.2%
Cisco Systems Inc.	3,496,618	150,459,473
F5 Networks Inc.(a)	35,026	6,040,234
Juniper Networks Inc.	481,115	13,192,173
		169,691,880
Construction & Engineering — 0.2%
Fluor Corp.	193,704	9,448,881
Jacobs Engineering Group Inc.	166,322	10,559,784
Quanta Services Inc.(a)	204,804	6,840,454
		26,849,119
Construction Materials — 0.2%
Martin Marietta Materials Inc.	49,265	11,002,352

iShares® S&P 500 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction Materials (continued)
Vulcan Materials Co.	89,581	$ 11,561,324
		22,563,676
Consumer Finance — 1.1%
American Express Co.	392,672	38,481,856
Capital One Financial Corp.	670,323	61,602,683
Discover Financial Services	479,741	33,778,564
Synchrony Financial	975,331	32,556,549
		166,419,652
Containers & Packaging — 0.5%
Ball Corp.	480,893	17,095,746
International Paper Co.	569,263	29,647,217
Packaging Corp. of America	45,156	5,047,989
Sealed Air Corp.	136,597	5,798,543
WestRock Co.	352,400	20,093,848
		77,683,343
Distributors — 0.2%
Genuine Parts Co.	201,386	18,485,221
LKQ Corp.(a)	177,210	5,652,999
		24,138,220
Diversified Consumer Services — 0.0%
H&R Block Inc.	101,637	2,315,291
Diversified Financial Services — 3.4%
Berkshire Hathaway Inc., Class B(a)	2,650,076	494,636,685
Jefferies Financial Group Inc.	415,631	9,451,449
		504,088,134
Diversified Telecommunication Services — 4.3%
AT&T Inc.	9,998,284	321,044,899
CenturyLink Inc.	1,349,696	25,158,334
Verizon Communications Inc.	5,689,051	286,216,156
		632,419,389
Electric Utilities — 3.6%
Alliant Energy Corp.	318,949	13,497,922
American Electric Power Co. Inc.	679,153	47,031,345
Duke Energy Corp.	965,550	76,355,694
Edison International	447,889	28,337,937
Entergy Corp.	248,128	20,046,261
Evergy Inc.	372,763	20,930,642
Eversource Energy	436,938	25,608,936
Exelon Corp.	1,330,598	56,683,475
FirstEnergy Corp.	365,728	13,133,293
NextEra Energy Inc.	318,452	53,191,038
PG&E Corp.	709,970	30,216,323
Pinnacle West Capital Corp.	154,179	12,420,660
PPL Corp.	960,980	27,435,979
Southern Co. (The)	1,393,868	64,550,027
Xcel Energy Inc.	699,566	31,956,175
		521,395,707
Electrical Equipment — 0.6%
Eaton Corp. PLC	603,106	45,076,142
Emerson Electric Co.	511,057	35,334,481
Rockwell Automation Inc.	53,376	8,872,693
		89,283,316
Electronic Equipment, Instruments & Components — 0.1%
FLIR Systems Inc.	60,734	3,156,346
TE Connectivity Ltd.	135,659	12,217,450
		15,373,796
Security	Shares	Value
Energy Equipment & Services — 1.7%
Baker Hughes a GE Co.	572,310	$ 18,903,399
Halliburton Co.	1,207,450	54,407,697
Helmerich & Payne Inc.	150,609	9,602,830
National Oilwell Varco Inc.(c)	525,185	22,793,029
Schlumberger Ltd.	1,907,137	127,835,393
TechnipFMC PLC	597,036	18,949,923
		252,492,271
Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities Inc.	64,942	8,193,732
Apartment Investment & Management Co., Class A	120,070	5,078,961
AvalonBay Communities Inc.	106,850	18,366,446
Boston Properties Inc.	118,837	14,904,537
Crown Castle International Corp.	182,494	19,676,503
Digital Realty Trust Inc.(c)	113,926	12,711,863
Duke Realty Corp.	494,158	14,345,407
Equity Residential	506,187	32,239,050
Essex Property Trust Inc.	43,816	10,475,091
Federal Realty Investment Trust	53,736	6,800,291
GGP Inc.	532,676	10,882,571
HCP Inc.	645,782	16,674,091
Host Hotels & Resorts Inc.	1,019,140	21,473,280
Iron Mountain Inc.	214,155	7,497,567
Kimco Realty Corp.(c)	584,031	9,922,687
Macerich Co. (The)	150,391	8,546,720
Mid-America Apartment Communities Inc.	157,236	15,828,948
Public Storage	90,658	20,566,674
Realty Income Corp.(c)	390,975	21,030,545
Regency Centers Corp.(c)	202,613	12,578,215
Simon Property Group Inc.(c)	217,144	36,955,737
SL Green Realty Corp.(c)	121,269	12,191,173
UDR Inc.	124,317	4,666,860
Ventas Inc.	489,827	27,895,648
Vornado Realty Trust	84,225	6,225,912
Welltower Inc.(c)	511,365	32,057,472
Weyerhaeuser Co.	1,040,729	37,944,979
		445,730,960
Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	603,894	126,201,768
Kroger Co. (The)	1,117,482	31,792,363
Sysco Corp.	661,052	45,143,241
Walgreens Boots Alliance Inc.	1,174,654	70,496,860
Walmart Inc.	1,991,926	170,608,462
		444,242,694
Food Products — 2.2%
Archer-Daniels-Midland Co.	768,642	35,226,863
Campbell Soup Co.	266,402	10,799,937
Conagra Brands Inc.	540,926	19,327,286
General Mills Inc.	529,795	23,448,727
Hershey Co. (The)	88,974	8,279,920
Hormel Foods Corp.	371,198	13,812,278
JM Smucker Co. (The)	156,080	16,775,478
Kellogg Co.	219,457	15,333,461
Kraft Heinz Co. (The)	823,606	51,738,929
McCormick & Co. Inc./MD, NVS	84,780	9,842,110
Mondelez International Inc., Class A	2,031,441	83,289,081
Tyson Foods Inc., Class A	409,130	28,168,600
		316,042,670
Health Care Equipment & Supplies — 1.6%
Baxter International Inc.	297,876	21,995,164

iShares® S&P 500 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Danaher Corp.	846,625	$ 83,544,955
DENTSPLY SIRONA Inc.	312,944	13,697,559
Medtronic PLC	1,062,880	90,993,157
Varian Medical Systems Inc.(a)	58,775	6,683,893
Zimmer Biomet Holdings Inc.	122,829	13,688,063
		230,602,791
Health Care Providers & Services — 3.2%
Aetna Inc.	224,848	41,259,608
AmerisourceBergen Corp.	224,177	19,115,573
Anthem Inc.	164,968	39,267,333
Cardinal Health Inc.	427,104	20,855,488
CVS Health Corp.	1,399,781	90,075,907
DaVita Inc.(a)	192,412	13,361,089
Envision Healthcare Corp.(a)(c)	168,206	7,402,746
Express Scripts Holding Co.(a)	774,049	59,764,323
HCA Healthcare Inc.	177,421	18,203,395
Henry Schein Inc.(a)	211,698	15,377,743
Humana Inc.	189,755	56,476,781
Laboratory Corp. of America Holdings(a)	59,035	10,598,554
McKesson Corp.	277,779	37,055,719
Quest Diagnostics Inc.	187,493	20,612,980
Universal Health Services Inc., Class B	119,746	13,344,494
		462,771,733
Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	306,636	17,573,309
Chipotle Mexican Grill Inc.(a)	20,613	8,891,830
Darden Restaurants Inc.	67,909	7,270,338
Hilton Worldwide Holdings Inc.	230,972	18,283,743
MGM Resorts International	386,598	11,222,940
Royal Caribbean Cruises Ltd.	79,211	8,206,260
Starbucks Corp.	682,970	33,363,084
Yum! Brands Inc.	244,226	19,103,358
		123,914,862
Household Durables — 0.4%
Garmin Ltd.	75,877	4,628,497
Leggett & Platt Inc.	179,971	8,033,905
Lennar Corp., Class A	153,808	8,074,920
Mohawk Industries Inc.(a)	30,724	6,583,232
Newell Brands Inc.	670,541	17,293,252
Whirlpool Corp.	89,070	13,024,706
		57,638,512
Household Products — 1.8%
Church & Dwight Co. Inc.	159,075	8,456,427
Clorox Co. (The)	77,049	10,420,877
Colgate-Palmolive Co.	635,587	41,192,394
Kimberly-Clark Corp.	268,935	28,329,613
Procter & Gamble Co. (The)	2,181,221	170,266,111
		258,665,422
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	911,318	12,220,774
NRG Energy Inc.	188,150	5,776,205
		17,996,979
Industrial Conglomerates — 1.5%
General Electric Co.	11,958,509	162,755,308
Honeywell International Inc.	421,987	60,787,227
		223,542,535
Insurance — 4.1%
Aflac Inc.	1,067,651	45,930,346
Security	Shares	Value
Insurance (continued)
Allstate Corp. (The)	256,112	$ 23,375,342
American International Group Inc.	1,236,817	65,576,037
Aon PLC	137,831	18,906,278
Arthur J Gallagher & Co.	123,497	8,061,884
Assurant Inc.	73,135	7,568,741
Brighthouse Financial Inc.(a)(c)	165,719	6,640,360
Chubb Ltd.	641,507	81,484,219
Cincinnati Financial Corp.	205,345	13,729,367
Everest Re Group Ltd.	56,714	13,071,443
Hartford Financial Services Group Inc. (The)	492,335	25,173,089
Lincoln National Corp.	301,422	18,763,520
Loews Corp.	360,763	17,417,638
Marsh & McLennan Companies Inc.	301,328	24,699,856
MetLife Inc.	1,400,769	61,073,528
Principal Financial Group Inc.	196,963	10,429,191
Prudential Financial Inc.	578,951	54,137,708
Torchmark Corp.	84,735	6,898,276
Travelers Companies Inc. (The)	372,727	45,599,421
Unum Group	305,945	11,316,906
Willis Towers Watson PLC	105,030	15,922,548
XL Group Ltd.	354,917	19,857,606
		595,633,304
Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	67,652	8,131,094
TripAdvisor Inc.(a)(c)	93,426	5,204,762
		13,335,856
Internet Software & Services — 0.1%
Akamai Technologies Inc.(a)	140,611	10,296,944
IT Services — 1.9%
Accenture PLC, Class A	328,049	53,665,536
Alliance Data Systems Corp.	25,621	5,974,817
DXC Technology Co.	187,726	15,132,593
Fidelity National Information Services Inc.	172,898	18,332,375
International Business Machines Corp.	1,175,441	164,209,108
Paychex Inc.	153,329	10,480,037
Western Union Co. (The)	388,993	7,908,227
		275,702,693
Leisure Products — 0.1%
Hasbro Inc.	71,416	6,592,411
Mattel Inc.(c)	341,689	5,610,533
		12,202,944
Life Sciences Tools & Services — 0.3%
IQVIA Holdings Inc.(a)(c)	94,069	9,389,968
PerkinElmer Inc.(c)	58,739	4,301,457
Thermo Fisher Scientific Inc.	154,853	32,076,250
		45,767,675
Machinery — 1.6%
Caterpillar Inc.	395,650	53,677,835
Cummins Inc.	212,916	28,317,828
Deere & Co.	201,358	28,149,848
Dover Corp.	92,935	6,802,842
Flowserve Corp.	181,714	7,341,246
Fortive Corp.(c)	144,332	11,129,441
Ingersoll-Rand PLC	197,321	17,705,613
PACCAR Inc.	483,674	29,968,441
Parker-Hannifin Corp.	80,983	12,621,201
Pentair PLC	223,687	9,412,749
Snap-on Inc.	77,779	12,500,641

iShares® S&P 500 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Stanley Black & Decker Inc.	72,324	$ 9,605,350
Xylem Inc./NY	75,899	5,114,075
		232,347,110
Media — 2.9%
CBS Corp., Class B, NVS	259,787	14,605,225
Comcast Corp., Class A	3,161,409	103,725,829
Discovery Inc., Class A(a)(c)	216,286	5,947,865
Discovery Inc., Class C, NVS(a)	470,784	12,004,992
DISH Network Corp., Class A(a)	315,428	10,601,535
Interpublic Group of Companies Inc. (The)	531,206	12,451,469
News Corp., Class A, NVS	531,140	8,232,670
News Corp., Class B	166,001	2,631,116
Omnicom Group Inc.	312,487	23,833,383
Twenty-First Century Fox Inc., Class A, NVS	1,452,015	72,150,625
Twenty-First Century Fox Inc., Class B	605,539	29,834,907
Viacom Inc., Class B, NVS	486,235	14,664,848
Walt Disney Co. (The)	1,084,937	113,712,247
		424,396,711
Metals & Mining — 0.6%
Freeport-McMoRan Inc.	1,852,319	31,971,026
Newmont Mining Corp.	733,411	27,656,929
Nucor Corp.	437,283	27,330,187
		86,958,142
Multi-Utilities — 1.8%
Ameren Corp.	335,858	20,436,959
CenterPoint Energy Inc.	593,162	16,436,519
CMS Energy Corp.	388,388	18,362,985
Consolidated Edison Inc.	428,777	33,436,030
Dominion Energy Inc.	556,195	37,921,375
DTE Energy Co.	249,467	25,852,265
NiSource Inc.	466,732	12,265,717
Public Service Enterprise Group Inc.	694,554	37,603,154
SCANA Corp.	198,256	7,636,821
Sempra Energy	363,097	42,159,193
WEC Energy Group Inc.	251,555	16,263,031
		268,374,049
Multiline Retail — 0.8%
Dollar General Corp.	182,056	17,950,722
Kohl's Corp.	230,795	16,824,955
Macy's Inc.	423,108	15,836,932
Nordstrom Inc.	161,969	8,386,755
Target Corp.	734,805	55,933,357
		114,932,721
Oil, Gas & Consumable Fuels — 11.6%
Anadarko Petroleum Corp.	710,089	52,014,019
Andeavor	191,101	25,068,629
Apache Corp.	524,888	24,538,514
Cabot Oil & Gas Corp.	334,787	7,967,931
Chevron Corp.	2,631,124	332,653,007
Cimarex Energy Co.	89,953	9,151,818
Concho Resources Inc.(a)(c)	204,887	28,346,116
ConocoPhillips	1,611,019	112,159,143
Devon Energy Corp.	719,526	31,630,363
EOG Resources Inc.	518,435	64,508,867
EQT Corp.	346,453	19,117,277
Exxon Mobil Corp.	5,829,404	482,266,593
Hess Corp.	248,259	16,606,044
HollyFrontier Corp.	243,285	16,647,993
Kinder Morgan Inc./DE	2,616,474	46,233,096
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	1,172,956	$ 24,467,862
Marathon Petroleum Corp.	634,950	44,548,092
Newfield Exploration Co.(a)(c)	276,910	8,376,527
Noble Energy Inc.	667,547	23,551,058
Occidental Petroleum Corp.	1,054,484	88,239,221
ONEOK Inc.	565,135	39,463,377
Phillips 66	578,270	64,945,504
Pioneer Natural Resources Co.	235,040	44,478,970
Valero Energy Corp.	593,769	65,807,418
Williams Companies Inc. (The)	1,137,881	30,847,954
		1,703,635,393
Personal Products — 0.1%
Coty Inc., Class A	653,963	9,220,878
Pharmaceuticals — 4.8%
Allergan PLC	466,989	77,856,406
Bristol-Myers Squibb Co.	831,428	46,011,226
Eli Lilly & Co.	512,125	43,699,626
Johnson & Johnson	1,698,757	206,127,174
Merck & Co. Inc.	2,333,631	141,651,402
Mylan NV(a)	711,292	25,706,093
Perrigo Co. PLC	114,028	8,313,782
Pfizer Inc.	4,349,187	157,788,504
		707,154,213
Professional Services — 0.4%
Equifax Inc.	68,438	8,562,278
IHS Markit Ltd.(a)	489,594	25,258,154
Nielsen Holdings PLC	462,456	14,303,764
Robert Half International Inc.	69,716	4,538,512
Verisk Analytics Inc.(a)	76,406	8,224,342
		60,887,050
Road & Rail — 0.8%
JB Hunt Transport Services Inc.	50,371	6,122,595
Kansas City Southern	74,333	7,876,325
Norfolk Southern Corp.	213,639	32,231,716
Union Pacific Corp.	512,823	72,656,762
		118,887,398
Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices Inc.(a)(c)	752,594	11,281,384
Intel Corp.	2,758,955	137,147,653
QUALCOMM Inc.	1,327,492	74,498,851
Xilinx Inc.	135,342	8,832,419
		231,760,307
Software — 1.0%
Autodesk Inc.(a)	117,698	15,429,031
CA Inc.	431,985	15,400,265
Citrix Systems Inc.(a)	78,640	8,244,618
Oracle Corp.	2,010,803	88,595,980
Symantec Corp.	471,526	9,737,012
Take-Two Interactive Software Inc.(a)	54,996	6,509,326
		143,916,232
Specialty Retail — 1.5%
Advance Auto Parts Inc.	102,018	13,843,843
AutoZone Inc.(a)	20,923	14,037,868
Best Buy Co. Inc.	337,153	25,144,871
CarMax Inc.(a)(c)	122,254	8,908,649
Foot Locker Inc.	162,789	8,570,841
Gap Inc. (The)	296,937	9,617,789
L Brands Inc.	332,903	12,277,463

iShares® S&P 500 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Lowe's Companies Inc.	361,620	$ 34,560,023
O'Reilly Automotive Inc.(a)	51,851	14,184,878
Ross Stores Inc.	177,325	15,028,294
Tiffany & Co.	81,725	10,755,010
TJX Companies Inc. (The)	475,654	45,272,748
Tractor Supply Co.	99,167	7,585,284
Ulta Salon Cosmetics & Fragrance Inc.(a)	24,644	5,753,388
		225,540,949
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	2,099,288	30,670,598
HP Inc.	2,262,856	51,344,203
Seagate Technology PLC	394,563	22,280,973
Western Digital Corp.	411,377	31,844,693
Xerox Corp.	296,591	7,118,184
		143,258,651
Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc.	289,330	6,371,047
NIKE Inc., Class B	581,892	46,365,154
PVH Corp.	106,328	15,919,428
Ralph Lauren Corp.	76,384	9,602,996
Tapestry Inc.	243,201	11,359,919
Under Armour Inc., Class A(a)(c)	259,031	5,823,017
Under Armour Inc., Class C, NVS(a)(c)	259,484	5,469,923
VF Corp.	172,058	14,026,168
		114,937,652
Tobacco — 1.0%
Altria Group Inc.	1,147,435	65,162,834
Philip Morris International Inc.	1,070,330	86,418,444
		151,581,278
Trading Companies & Distributors — 0.2%
Fastenal Co.	175,258	8,435,167
Security	Shares	Value
Trading Companies & Distributors (continued)
WW Grainger Inc.	70,267	$ 21,670,343
		30,105,510
Water Utilities — 0.1%
American Water Works Co. Inc.	110,012	9,392,825
Total Common Stocks — 99.8% (Cost: $13,770,848,336)		14,590,992,917
Short-Term Investments
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(b)(d)(e)	80,551,994	80,568,104
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(b)(d)	112,229,283	112,229,283
		192,797,387
Total Short-Term Investments — 1.3% (Cost: $192,785,186)		192,797,387
Total Investments in Securities — 101.1% (Cost: $13,963,633,522)		14,783,790,304
Other Assets, Less Liabilities — (1.1)%		(162,560,897)
Net Assets — 100.0%		$ 14,621,229,407

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	60,110,555	20,441,439 (a)	—	80,551,994	$ 80,568,104	$ 95,915(b)	$ 1,796	$ 15,152
BlackRock Cash Funds: Treasury, SL Agency Shares	15,039,687	97,189,596 (a)	—	112,229,283	112,229,283	151,134	—	—
BlackRock Inc.	69,699	7,974	(8,134)	69,539	34,702,742	217,218	1,244,837	(4,221,427)
PNC Financial Services Group Inc. (The)	647,820	74,780	(77,177)	645,423	87,196,647	487,317	5,425,011	(16,100,204)
					$314,696,776	$951,584	$ 6,671,644	$ (20,306,479)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® S&P 500 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	197	09/21/18	$ 26,808	$ (601,727)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$14,590,992,917	$ —	$ —	$14,590,992,917
Money Market Funds	192,797,387	—	—	192,797,387
	$14,783,790,304	$ —	$ —	$14,783,790,304
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (601,727)	$ —	$ —	$ (601,727)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® S&P Mid-Cap 400 Growth ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
Curtiss-Wright Corp.	227,194	$ 27,040,630
KLX Inc.(a)	457,360	32,884,184
Teledyne Technologies Inc.(a)	322,478	64,192,471
		124,117,285
Auto Components — 1.1%
Dana Inc.	838,348	16,926,246
Delphi Technologies PLC	799,166	36,330,086
Gentex Corp.	1,528,500	35,186,070
		88,442,402
Automobiles — 0.5%
Thor Industries Inc.	441,077	42,956,489
Banks — 6.4%
BancorpSouth Bank	344,502	11,351,341
Bank of Hawaii Corp.	182,075	15,188,697
Bank of the Ozarks Inc.	1,092,384	49,200,975
Cathay General Bancorp.	432,870	17,526,906
Commerce Bancshares Inc.	439,736	28,455,317
Cullen/Frost Bankers Inc.	271,576	29,395,386
East West Bancorp. Inc.	1,304,432	85,048,966
Hancock Whitney Corp.	337,724	15,754,825
Home BancShares Inc./AR	681,348	15,371,211
MB Financial Inc.	385,884	18,020,783
Pinnacle Financial Partners Inc.	392,546	24,082,697
Signature Bank/New York NY(a)	173,916	22,240,378
Sterling Bancorp./DE	1,339,112	31,469,132
Synovus Financial Corp.	1,070,075	56,532,062
Texas Capital Bancshares Inc.(a)(b)	447,124	40,911,846
Webster Financial Corp.	481,171	30,650,593
Wintrust Financial Corp.	279,038	24,290,258
		515,491,373
Beverages — 0.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	37,086	11,114,674
Biotechnology — 1.1%
Exelixis Inc.(a)	2,534,147	54,534,843
United Therapeutics Corp.(a)(b)	270,607	30,619,182
		85,154,025
Building Products — 0.8%
Lennox International Inc.	334,045	66,859,107
Capital Markets — 5.1%
Eaton Vance Corp., NVS	1,074,044	56,054,356
Evercore Inc., Class A	367,007	38,700,888
FactSet Research Systems Inc.	350,179	69,370,460
Federated Investors Inc., Class B	850,922	19,843,501
Interactive Brokers Group Inc., Class A	644,203	41,493,115
Janus Henderson Group PLC	1,623,706	49,896,485
MarketAxess Holdings Inc.(b)	338,547	66,984,910
SEI Investments Co.	1,181,244	73,851,375
		416,195,090
Chemicals — 2.6%
Chemours Co. (The)	1,601,334	71,035,176
NewMarket Corp.	36,382	14,716,519
Olin Corp.	872,060	25,045,563
PolyOne Corp.	460,905	19,920,314
RPM International Inc.	517,556	30,183,866
Scotts Miracle-Gro Co. (The)	184,680	15,357,989
Security	Shares	Value
Chemicals (continued)
Sensient Technologies Corp.	171,012	$ 12,235,909
Valvoline Inc.	1,055,321	22,763,274
		211,258,610
Commercial Services & Supplies — 2.0%
Brink's Co. (The)	458,343	36,552,854
Deluxe Corp.	211,212	13,984,347
Healthcare Services Group Inc.	663,300	28,647,927
Herman Miller Inc.	536,748	18,195,757
MSA Safety Inc.	202,547	19,513,378
Rollins Inc.	863,912	45,424,493
		162,318,756
Communications Equipment — 0.8%
InterDigital Inc./PA	312,488	25,280,279
Lumentum Holdings Inc.(a)(b)	282,907	16,380,315
Plantronics Inc.	161,530	12,316,663
ViaSat Inc.(a)(b)	181,851	11,951,248
		65,928,505
Construction & Engineering — 0.6%
Dycom Industries Inc.(a)(b)	280,796	26,538,030
Granite Construction Inc.	220,921	12,296,463
Valmont Industries Inc.	83,460	12,581,595
		51,416,088
Construction Materials — 0.6%
Eagle Materials Inc.	432,036	45,350,819
Consumer Finance — 0.4%
SLM Corp.(a)(b)	2,671,241	30,585,709
Containers & Packaging — 0.4%
AptarGroup Inc.	275,988	25,771,760
Silgan Holdings Inc.	282,775	7,586,853
		33,358,613
Distributors — 0.7%
Pool Corp.	364,523	55,225,234
Diversified Consumer Services — 1.0%
Service Corp. International/U.S.	1,651,430	59,104,680
Sotheby's(a)	331,074	17,990,561
		77,095,241
Electric Utilities — 0.7%
ALLETE Inc.	239,862	18,567,717
IDACORP Inc.	240,355	22,170,345
PNM Resources Inc.	429,971	16,725,872
		57,463,934
Electrical Equipment — 0.3%
Hubbell Inc.	266,269	28,155,284
Electronic Equipment, Instruments & Components — 5.6%
Belden Inc.(b)	161,215	9,853,461
Cognex Corp.(b)	1,556,529	69,436,759
Coherent Inc.(a)	223,824	35,010,550
Jabil Inc.	1,542,737	42,672,105
Keysight Technologies Inc.(a)	825,278	48,716,160
Littelfuse Inc.	224,792	51,293,039
National Instruments Corp.	968,518	40,658,386
Trimble Inc.(a)(b)	2,243,698	73,683,042
Vishay Intertechnology Inc.	583,772	13,543,510
Zebra Technologies Corp., Class A(a)	480,722	68,863,427
		453,730,439

iShares® S&P Mid-Cap 400 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services — 0.5%
Apergy Corp.(a)(b)	389,331	$ 16,254,569
Core Laboratories NV(b)	166,815	21,053,721
		37,308,290
Equity Real Estate Investment Trusts (REITs) — 7.6%
Camden Property Trust	442,142	40,292,400
CoreSite Realty Corp.	310,047	34,359,409
Corporate Office Properties Trust(b)	392,475	11,377,850
Cousins Properties Inc.(b)	2,007,928	19,456,822
CyrusOne Inc.(b)	383,268	22,367,520
DCT Industrial Trust Inc.	847,690	56,566,354
Douglas Emmett Inc.	905,323	36,375,878
First Industrial Realty Trust Inc.(b)	1,129,463	37,656,296
GEO Group Inc. (The)	597,605	16,458,042
Healthcare Realty Trust Inc.	571,523	16,619,889
Highwoods Properties Inc.	418,105	21,210,467
Kilroy Realty Corp.(b)	533,122	40,325,348
Lamar Advertising Co., Class A(b)	755,997	51,642,155
Liberty Property Trust	651,328	28,873,370
Life Storage Inc.(b)	217,560	21,170,764
Medical Properties Trust Inc.	1,804,459	25,334,604
National Retail Properties Inc.(b)	568,224	24,979,127
PotlatchDeltic Corp.	352,198	17,909,268
Quality Care Properties Inc.(a)	271,222	5,833,985
Rayonier Inc.(b)	710,526	27,490,251
Tanger Factory Outlet Centers Inc.(b)	355,738	8,356,286
Taubman Centers Inc.	241,331	14,180,610
Uniti Group Inc.(a)(b)	697,326	13,967,440
Urban Edge Properties(b)	522,302	11,945,047
Weingarten Realty Investors(b)	418,121	12,882,308
		617,631,490
Food & Staples Retailing — 0.3%
Sprouts Farmers Market Inc.(a)(b)	1,104,569	24,377,838
Food Products — 2.2%
Flowers Foods Inc.	751,092	15,645,246
Hain Celestial Group Inc. (The)(a)(b)	373,885	11,141,773
Ingredion Inc.	298,911	33,089,448
Lamb Weston Holdings Inc.	1,316,525	90,195,128
Lancaster Colony Corp.	91,122	12,613,107
Sanderson Farms Inc.	122,994	12,932,819
Tootsie Roll Industries Inc.(b)	78,112	2,409,755
		178,027,276
Gas Utilities — 0.6%
ONE Gas Inc.	200,629	14,995,012
Southwest Gas Holdings Inc.	211,279	16,114,249
WGL Holdings Inc.	171,013	15,177,404
		46,286,665
Health Care Equipment & Supplies — 6.2%
Cantel Medical Corp.	319,088	31,385,496
Globus Medical Inc., Class A(a)	659,975	33,302,338
Haemonetics Corp.(a)	296,413	26,582,318
Hill-Rom Holdings Inc.	597,545	52,189,580
ICU Medical Inc.(a)	137,469	40,367,772
Integra LifeSciences Holdings Corp.(a)	394,398	25,403,175
LivaNova PLC(a)	392,671	39,196,419
Masimo Corp.(a)	429,064	41,898,100
NuVasive Inc.(a)(b)	276,886	14,431,298
STERIS PLC	464,493	48,776,410
Teleflex Inc.	410,123	109,999,090
Security	Shares	Value
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services Inc.	410,930	$ 40,801,240
		504,333,236
Health Care Providers & Services — 2.4%
Chemed Corp.	143,427	46,156,243
Encompass Health Corp.	889,729	60,252,448
Molina Healthcare Inc.(a)(b)	209,443	20,512,847
Tenet Healthcare Corp.(a)(b)	301,290	10,114,305
WellCare Health Plans Inc.(a)	240,033	59,105,726
		196,141,569
Health Care Technology — 0.7%
Allscripts Healthcare Solutions Inc.(a)(b)	833,093	9,997,116
Medidata Solutions Inc.(a)(b)	532,790	42,921,562
		52,918,678
Hotels, Restaurants & Leisure — 5.9%
Boyd Gaming Corp.	740,355	25,660,704
Churchill Downs Inc.	102,443	30,374,350
Cracker Barrel Old Country Store Inc.(b)	86,879	13,571,369
Domino's Pizza Inc.	380,738	107,432,841
Dunkin' Brands Group Inc.	747,866	51,655,105
ILG Inc.	685,766	22,650,851
Jack in the Box Inc.	166,787	14,196,909
Papa John's International Inc.	84,614	4,291,622
Scientific Games Corp./DE, Class A(a)	481,734	23,677,226
Six Flags Entertainment Corp.	699,918	49,029,256
Texas Roadhouse Inc.	391,712	25,661,053
Wendy's Co. (The)	828,514	14,233,871
Wyndham Destinations Inc.	899,287	39,811,436
Wyndham Hotels & Resorts Inc.(b)	897,921	52,824,692
		475,071,285
Household Durables — 2.6%
Helen of Troy Ltd.(a)(b)	112,879	11,112,937
KB Home	760,628	20,719,507
NVR Inc.(a)	30,328	90,084,775
Tempur Sealy International Inc.(a)(b)	174,840	8,401,062
Toll Brothers Inc.	1,270,211	46,985,105
TRI Pointe Group Inc.(a)(b)	1,369,092	22,398,345
Tupperware Brands Corp.	197,022	8,125,187
		207,826,918
Household Products — 0.2%
Energizer Holdings Inc.	236,426	14,885,381
Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	263,471	28,536,544
Insurance — 2.2%
Brown & Brown Inc.	1,326,232	36,776,413
CNO Financial Group Inc.	1,190,103	22,659,561
First American Financial Corp.	556,541	28,784,300
Kemper Corp.	441,767	33,419,674
Primerica Inc.	376,011	37,450,696
RenaissanceRe Holdings Ltd.	188,846	22,721,951
		181,812,595
Internet Software & Services — 1.2%
Cars.com Inc.(a)(b)	349,561	9,924,037
j2 Global Inc.	441,459	38,234,764
LogMeIn Inc.	469,524	48,478,353
		96,637,154
IT Services — 3.8%
Acxiom Corp.(a)(b)	305,096	9,137,625

iShares® S&P Mid-Cap 400 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
CoreLogic Inc./U.S.(a)	735,234	$ 38,158,645
Jack Henry & Associates Inc.	695,727	90,694,972
MAXIMUS Inc.	587,206	36,471,365
Perspecta Inc.(b)	666,954	13,705,905
Sabre Corp.	978,257	24,104,252
Teradata Corp.(a)(b)	685,613	27,527,362
WEX Inc.(a)	360,813	68,727,660
		308,527,786
Leisure Products — 1.1%
Brunswick Corp./DE	352,994	22,761,053
Polaris Industries Inc.	528,524	64,575,062
		87,336,115
Life Sciences Tools & Services — 2.4%
Bio-Rad Laboratories Inc., Class A(a)	182,417	52,634,601
Bio-Techne Corp.	338,434	50,071,310
Charles River Laboratories International Inc.(a)(b)	431,806	48,474,542
PRA Health Sciences Inc.(a)(b)	456,174	42,588,405
		193,768,858
Machinery — 6.0%
Crane Co.	200,880	16,096,515
Donaldson Co. Inc.	712,703	32,157,159
Graco Inc.	1,507,831	68,184,118
IDEX Corp.	690,582	94,250,631
ITT Inc.	417,519	21,823,718
Kennametal Inc.	307,484	11,038,676
Lincoln Electric Holdings Inc.	299,480	26,282,365
Nordson Corp.	460,105	59,082,083
Oshkosh Corp.	319,398	22,460,067
Terex Corp.	273,195	11,526,097
Timken Co. (The)	319,291	13,905,123
Toro Co. (The)	953,999	57,478,440
Wabtec Corp./DE(b)	316,290	31,179,868
Woodward Inc.	264,459	20,326,319
		485,791,179
Media — 1.8%
AMC Networks Inc., Class A(a)(b)	261,188	16,245,894
Cable One Inc.	26,198	19,210,731
John Wiley & Sons Inc., Class A	155,552	9,706,445
Live Nation Entertainment Inc.(a)(b)	1,221,978	59,351,471
Meredith Corp.	199,256	10,162,056
New York Times Co. (The), Class A	1,151,831	29,832,423
		144,509,020
Metals & Mining — 0.7%
Royal Gold Inc.	588,316	54,619,257
Multi-Utilities — 0.4%
Vectren Corp.	478,599	34,195,899
Multiline Retail — 0.4%
Ollie's Bargain Outlet Holdings Inc.(a)(b)	450,214	32,640,515
Oil, Gas & Consumable Fuels — 0.1%
Matador Resources Co.(a)(b)	401,433	12,063,062
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp.	1,306,565	35,564,699
Personal Products — 0.2%
Nu Skin Enterprises Inc., Class A	225,108	17,601,194
Security	Shares	Value
Pharmaceuticals — 0.9%
Akorn Inc.(a)	845,683	$ 14,029,881
Catalent Inc.(a)	1,201,828	50,344,575
Prestige Brands Holdings Inc.(a)(b)	320,811	12,312,726
		76,687,182
Professional Services — 0.3%
Dun & Bradstreet Corp. (The)	173,586	21,290,323
Real Estate Management & Development — 0.5%
Jones Lang LaSalle Inc.	258,010	42,827,080
Road & Rail — 1.9%
Knight-Swift Transportation Holdings Inc.	577,902	22,081,635
Landstar System Inc.	261,753	28,583,428
Old Dominion Freight Line Inc.	614,324	91,509,703
Werner Enterprises Inc.	214,835	8,067,054
		150,241,820
Semiconductors & Semiconductor Equipment — 4.4%
Cirrus Logic Inc.(a)(b)	548,447	21,021,974
Cree Inc.(a)(b)	416,107	17,297,568
Cypress Semiconductor Corp.	1,996,918	31,111,982
First Solar Inc.(a)	360,299	18,973,345
Integrated Device Technology Inc.(a)(b)	1,163,321	37,086,674
MKS Instruments Inc.	492,043	47,088,515
Monolithic Power Systems Inc.	349,247	46,683,847
Silicon Laboratories Inc.(a)	389,097	38,754,061
Teradyne Inc.	1,721,747	65,546,908
Versum Materials Inc.	980,346	36,419,854
		359,984,728
Software — 6.0%
ACI Worldwide Inc.(a)	534,248	13,179,898
Blackbaud Inc.	436,605	44,730,182
CDK Global Inc.	1,113,070	72,405,204
CommVault Systems Inc.(a)	193,885	12,767,327
Fair Isaac Corp.(a)	268,706	51,946,244
Fortinet Inc.(a)(b)	1,301,201	81,233,979
Manhattan Associates Inc.(a)(b)	366,532	17,230,669
PTC Inc.(a)(b)	612,815	57,488,175
Tyler Technologies Inc.(a)(b)	320,228	71,122,639
Ultimate Software Group Inc. (The)(a)(b)	261,562	67,302,518
		489,406,835
Specialty Retail — 0.9%
American Eagle Outfitters Inc.	892,692	20,755,089
Five Below Inc.(a)(b)	500,752	48,928,478
		69,683,567
Textiles, Apparel & Luxury Goods — 1.0%
Carter's Inc.	291,611	31,607,716
Deckers Outdoor Corp.(a)(b)	137,268	15,496,185
Skechers U.S.A. Inc., Class A(a)	1,222,220	36,678,822
		83,782,723
Thrifts & Mortgage Finance — 0.3%
LendingTree Inc.(a)(b)	70,798	15,136,613
Washington Federal Inc.	312,576	10,221,235
		25,357,848
Trading Companies & Distributors — 0.5%
MSC Industrial Direct Co. Inc., Class A	185,542	15,743,239
Watsco Inc.	138,168	24,632,591
		40,375,830

iShares® S&P Mid-Cap 400 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Water Utilities — 0.4%
Aqua America Inc.	975,718	$ 34,325,759
Total Common Stocks — 99.7% (Cost: $6,878,510,920)		8,084,593,875
Short-Term Investments
Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	245,291,933	245,340,991
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	29,747,599	29,747,599
		275,088,590
Total Short-Term Investments — 3.4% (Cost: $275,044,446)		275,088,590
Total Investments in Securities — 103.1% (Cost: $7,153,555,366)		8,359,682,465
Other Assets, Less Liabilities — (3.1)%		(254,787,227)
Net Assets — 100.0%		$ 8,104,895,238
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	259,947,471	(14,655,538)	245,291,933	$245,340,991	$328,731 (a)	$ 6,540	$ 47,868
BlackRock Cash Funds: Treasury, SL Agency Shares	9,263,945	20,483,654	29,747,599	29,747,599	42,002	—	—
				$275,088,590	$370,733	$ 6,540	$ 47,868

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini	64	09/21/18	$ 12,519	$ (124,965)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® S&P Mid-Cap 400 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,084,593,875	$ —	$ —	$8,084,593,875
Money Market Funds	275,088,590	—	—	275,088,590
	$8,359,682,465	$ —	$ —	$8,359,682,465
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (124,965)	$ —	$ —	$ (124,965)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® S&P Mid-Cap 400 Value ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.5%
Curtiss-Wright Corp.	130,668	$ 15,552,105
Esterline Technologies Corp.(a)	177,993	13,135,884
		28,687,989
Airlines — 0.7%
JetBlue Airways Corp.(a)	2,167,573	41,140,536
Auto Components — 0.4%
Dana Inc.	358,672	7,241,588
Gentex Corp.	712,700	16,406,354
		23,647,942
Banks — 9.9%
Associated Banc-Corp.	1,158,016	31,613,837
BancorpSouth Bank	304,474	10,032,418
Bank of Hawaii Corp.	151,067	12,602,009
Cathay General Bancorp.	194,207	7,863,442
Chemical Financial Corp.	488,684	27,205,038
Commerce Bancshares Inc.	308,370	19,954,623
Cullen/Frost Bankers Inc.	190,847	20,657,279
F.N.B. Corp.	2,217,938	29,764,728
First Horizon National Corp.	2,240,835	39,976,497
Fulton Financial Corp.	1,203,676	19,860,654
Hancock Whitney Corp.	327,040	15,256,416
Home BancShares Inc./AR	563,879	12,721,110
International Bancshares Corp.	371,255	15,889,714
MB Financial Inc.	283,169	13,223,992
PacWest Bancorp.	856,991	42,352,495
Pinnacle Financial Partners Inc.	208,468	12,789,512
Prosperity Bancshares Inc.	478,343	32,699,528
Signature Bank/New York NY(a)	235,299	30,090,036
Sterling Bancorp./DE	526,920	12,382,620
TCF Financial Corp.	1,152,303	28,369,700
Trustmark Corp.	464,113	15,144,007
UMB Financial Corp.	301,683	22,997,295
Umpqua Holdings Corp.	1,507,880	34,063,009
United Bankshares Inc./WV	720,072	26,210,621
Valley National Bancorp.	1,814,949	22,069,780
Webster Financial Corp.	264,914	16,875,022
Wintrust Financial Corp.	173,425	15,096,646
		587,762,028
Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	31,875	9,552,938
Biotechnology — 0.2%
United Therapeutics Corp.(a)	92,589	10,476,445
Capital Markets — 0.8%
Legg Mason Inc.	586,221	20,359,455
Stifel Financial Corp.(b)	490,074	25,606,367
		45,965,822
Chemicals — 3.0%
Ashland Global Holdings Inc.	427,375	33,412,178
Cabot Corp.	423,383	26,152,368
Minerals Technologies Inc.	242,196	18,249,469
NewMarket Corp.	35,386	14,313,637
Olin Corp.	482,709	13,863,402
PolyOne Corp.	197,874	8,552,114
RPM International Inc.	522,045	30,445,664
Scotts Miracle-Gro Co. (The)	125,188	10,410,634
Security	Shares	Value
Chemicals (continued)
Sensient Technologies Corp.	160,034	$ 11,450,433
Valvoline Inc.	537,964	11,603,883
		178,453,782
Commercial Services & Supplies — 1.0%
Clean Harbors Inc.(a)	350,191	19,453,110
Deluxe Corp.	167,717	11,104,542
HNI Corp.	298,121	11,090,101
MSA Safety Inc.	79,402	7,649,589
Pitney Bowes Inc.	1,284,463	11,007,848
		60,305,190
Communications Equipment — 1.8%
ARRIS International PLC(a)(b)	1,199,110	29,312,244
Ciena Corp.(a)(b)	982,288	26,040,455
Lumentum Holdings Inc.(a)(b)	216,350	12,526,665
NetScout Systems Inc.(a)(b)	549,767	16,328,080
Plantronics Inc.	105,506	8,044,832
ViaSat Inc.(a)(b)	237,228	15,590,624
		107,842,900
Construction & Engineering — 1.8%
AECOM(a)(b)	1,098,022	36,267,667
EMCOR Group Inc.	400,336	30,497,596
Granite Construction Inc.	143,794	8,003,574
KBR Inc.	963,089	17,258,555
Valmont Industries Inc.	91,451	13,786,238
		105,813,630
Consumer Finance — 0.6%
Navient Corp.	1,812,197	23,612,927
SLM Corp.(a)	953,816	10,921,193
		34,534,120
Containers & Packaging — 2.0%
AptarGroup Inc.	217,907	20,348,156
Bemis Co. Inc.	623,070	26,299,785
Greif Inc., Class A, NVS	178,163	9,423,041
Owens-Illinois Inc.(a)	1,107,473	18,616,621
Silgan Holdings Inc.	294,346	7,897,303
Sonoco Products Co.	681,871	35,798,227
		118,383,133
Diversified Consumer Services — 0.6%
Adtalem Global Education Inc.(a)	412,473	19,839,952
Graham Holdings Co., Class B	30,133	17,660,951
		37,500,903
Electric Utilities — 1.9%
ALLETE Inc.	169,284	13,104,274
Hawaiian Electric Industries Inc.	745,413	25,567,666
IDACORP Inc.	162,790	15,015,750
OGE Energy Corp.	1,367,886	48,163,266
PNM Resources Inc.	218,994	8,518,867
		110,369,823
Electrical Equipment — 2.1%
Acuity Brands Inc.	280,788	32,534,905
EnerSys	288,410	21,526,922
Hubbell Inc.	172,843	18,276,419
nVent Electric PLC(a)	1,111,929	27,909,418
Regal Beloit Corp.	301,211	24,639,060
		124,886,724
Electronic Equipment, Instruments & Components — 3.3%
Arrow Electronics Inc.(a)	600,071	45,173,345
Avnet Inc.	808,016	34,655,806

iShares® S&P Mid-Cap 400 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Belden Inc.(b)	156,446	$ 9,561,979
Keysight Technologies Inc.(a)	652,805	38,535,079
SYNNEX Corp.	200,526	19,352,764
Tech Data Corp.(a)	238,689	19,601,141
VeriFone Systems Inc.(a)(b)	758,419	17,307,122
Vishay Intertechnology Inc.	463,125	10,744,500
		194,931,736
Energy Equipment & Services — 3.8%
Apergy Corp.(a)	233,238	9,737,686
Core Laboratories NV(b)	175,198	22,111,740
Diamond Offshore Drilling Inc.(a)(b)	443,956	9,260,922
Dril-Quip Inc.(a)(b)	262,169	13,475,487
Ensco PLC, Class A(b)	2,993,596	21,733,507
McDermott International Inc.(a)(b)	1,231,434	24,197,678
Nabors Industries Ltd.	2,413,611	15,471,247
Oceaneering International Inc.(b)	674,809	17,180,637
Patterson-UTI Energy Inc.	1,519,076	27,343,368
Rowan Companies PLC, Class A(a)	782,164	12,686,700
Superior Energy Services Inc.(a)(b)	1,060,126	10,325,627
Transocean Ltd.(a)(b)	3,004,014	40,373,948
		223,898,547
Equity Real Estate Investment Trusts (REITs) — 10.7%
Alexander & Baldwin Inc.	464,883	10,924,750
American Campus Communities Inc.	936,106	40,140,225
Camden Property Trust(b)	298,626	27,213,787
CoreCivic Inc.(b)	811,865	19,395,455
Corporate Office Properties Trust(b)	400,322	11,605,335
Cousins Properties Inc.	1,357,585	13,154,999
CyrusOne Inc.(b)	386,914	22,580,301
Douglas Emmett Inc.	404,708	16,261,167
Education Realty Trust Inc.	519,202	21,546,883
EPR Properties(b)	442,829	28,690,891
GEO Group Inc. (The)	388,961	10,711,986
Healthcare Realty Trust Inc.	421,663	12,261,960
Highwoods Properties Inc.	389,566	19,762,683
Hospitality Properties Trust	1,125,568	32,202,500
JBG SMITH Properties	638,186	23,274,643
Kilroy Realty Corp.	270,768	20,480,892
LaSalle Hotel Properties	755,974	25,876,990
Liberty Property Trust	516,195	22,882,924
Life Storage Inc.	153,469	14,934,068
Mack-Cali Realty Corp.	619,536	12,564,190
Medical Properties Trust Inc.	1,123,880	15,779,275
National Retail Properties Inc.(b)	621,659	27,328,130
Omega Healthcare Investors Inc.(b)	1,360,139	42,164,309
PotlatchDeltic Corp.	144,409	7,343,198
Quality Care Properties Inc.(a)	438,678	9,435,964
Rayonier Inc.(b)	346,853	13,419,743
Sabra Health Care REIT Inc.	1,220,990	26,532,113
Senior Housing Properties Trust	1,627,435	29,440,299
Tanger Factory Outlet Centers Inc.(b)	374,193	8,789,794
Taubman Centers Inc.	234,764	13,794,733
Uniti Group Inc.(a)(b)	601,662	12,051,290
Urban Edge Properties(b)	326,552	7,468,244
Weingarten Realty Investors(b)	497,786	15,336,787
		635,350,508
Food & Staples Retailing — 0.7%
Casey's General Stores Inc.	257,070	27,012,916
Security	Shares	Value
Food & Staples Retailing (continued)
United Natural Foods Inc.(a)(b)	346,479	$ 14,780,794
		41,793,710
Food Products — 2.2%
Flowers Foods Inc.	701,314	14,608,371
Hain Celestial Group Inc. (The)(a)(b)	428,585	12,771,833
Ingredion Inc.	267,170	29,575,719
Lancaster Colony Corp.	64,123	8,875,906
Post Holdings Inc.(a)(b)	460,838	39,641,285
Sanderson Farms Inc.	44,040	4,630,806
Tootsie Roll Industries Inc.(b)	72,251	2,228,943
TreeHouse Foods Inc.(a)(b)	385,756	20,256,047
		132,588,910
Gas Utilities — 4.0%
Atmos Energy Corp.	760,644	68,564,450
National Fuel Gas Co.	588,483	31,166,060
New Jersey Resources Corp.	600,852	26,888,127
ONE Gas Inc.	208,373	15,573,798
Southwest Gas Holdings Inc.	172,829	13,181,668
UGI Corp.	1,185,623	61,735,389
WGL Holdings Inc.	221,597	19,666,734
		236,776,226
Health Care Equipment & Supplies — 1.6%
Avanos Medical Inc.	322,002	18,434,614
Haemonetics Corp.(a)	132,292	11,863,947
Integra LifeSciences Holdings Corp.(a)(b)	184,265	11,868,509
NuVasive Inc.(a)(b)	140,929	7,345,219
STERIS PLC	226,013	23,733,625
West Pharmaceutical Services Inc.	191,485	19,012,546
		92,258,460
Health Care Providers & Services — 2.2%
Acadia Healthcare Co. Inc.(a)(b)	561,990	22,991,011
LifePoint Health Inc.(a)(b)	266,537	13,007,005
MEDNAX Inc.(a)	647,163	28,009,215
Molina Healthcare Inc.(a)(b)	165,899	16,248,148
Patterson Companies Inc.	559,382	12,681,190
Tenet Healthcare Corp.(a)(b)	330,922	11,109,051
WellCare Health Plans Inc.(a)	113,728	28,004,383
		132,050,003
Health Care Technology — 0.1%
Allscripts Healthcare Solutions Inc.(a)	587,074	7,044,888
Hotels, Restaurants & Leisure — 1.5%
Brinker International Inc.	301,423	14,347,735
Cheesecake Factory Inc. (The)	291,877	16,070,748
Cracker Barrel Old Country Store Inc.(b)	98,633	15,407,461
ILG Inc.	202,641	6,693,232
International Speedway Corp., Class A	167,852	7,502,985
Jack in the Box Inc.	68,408	5,822,889
Papa John's International Inc.	96,906	4,915,072
Texas Roadhouse Inc.	153,536	10,058,143
Wendy's Co. (The)	604,239	10,380,826
		91,199,091
Household Durables — 0.5%
Helen of Troy Ltd.(a)	96,964	9,546,106
Tempur Sealy International Inc.(a)(b)	184,328	8,856,960
Tupperware Brands Corp.	200,265	8,258,929
		26,661,995

iShares® S&P Mid-Cap 400 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products — 0.2%
Energizer Holdings Inc.	229,737	$ 14,464,242
Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	217,049	23,508,577
Insurance — 6.4%
Alleghany Corp.	104,715	60,207,984
American Financial Group Inc./OH	475,086	50,990,980
Aspen Insurance Holdings Ltd.	408,543	16,627,700
Brown & Brown Inc.	565,210	15,673,273
First American Financial Corp.	335,389	17,346,319
Genworth Financial Inc., Class A(a)	3,431,159	15,440,215
Hanover Insurance Group Inc. (The)	291,327	34,831,056
Mercury General Corp.	251,009	11,435,970
Old Republic International Corp.	1,717,738	34,200,164
Reinsurance Group of America Inc.	441,895	58,984,145
RenaissanceRe Holdings Ltd.	132,302	15,918,577
WR Berkley Corp.	658,282	47,666,200
		379,322,583
Internet Software & Services — 0.1%
Cars.com Inc.(a)(b)	228,301	6,481,465
IT Services — 2.6%
Acxiom Corp.(a)	296,585	8,882,721
Convergys Corp.	628,902	15,370,365
Leidos Holdings Inc.	977,150	57,651,850
Perspecta Inc.	470,594	9,670,707
Sabre Corp.	986,713	24,312,608
Science Applications International Corp.	289,429	23,423,489
Teradata Corp.(a)(b)	307,486	12,345,563
		151,657,303
Leisure Products — 0.4%
Brunswick Corp./DE	328,329	21,170,654
Life Sciences Tools & Services — 0.3%
Syneos Health Inc.(a)(b)	380,112	17,827,253
Machinery — 3.8%
AGCO Corp.	452,134	27,453,576
Crane Co.	194,593	15,592,737
Donaldson Co. Inc.	346,829	15,648,924
ITT Inc.	282,339	14,757,860
Kennametal Inc.	325,414	11,682,363
Lincoln Electric Holdings Inc.	194,321	17,053,611
Oshkosh Corp.	263,248	18,511,599
Terex Corp.	287,816	12,142,957
Timken Co. (The)	225,287	9,811,249
Trinity Industries Inc.	1,022,434	35,028,589
Wabtec Corp./DE(b)	346,283	34,136,578
Woodward Inc.	178,866	13,747,641
		225,567,684
Marine — 0.5%
Kirby Corp.(a)(b)	367,959	30,761,372
Media — 1.3%
AMC Networks Inc., Class A(a)(b)	116,919	7,272,362
Cable One Inc.	12,266	8,994,535
Cinemark Holdings Inc.	727,797	25,531,119
John Wiley & Sons Inc., Class A	191,270	11,935,248
Meredith Corp.	122,539	6,249,489
Security	Shares	Value
Media (continued)
TEGNA Inc.	1,477,104	$ 16,026,578
		76,009,331
Metals & Mining — 4.1%
Allegheny Technologies Inc.(a)(b)	860,511	21,616,036
Carpenter Technology Corp.	321,399	16,895,946
Commercial Metals Co.	801,319	16,915,844
Compass Minerals International Inc.	232,664	15,297,658
Reliance Steel & Aluminum Co.	495,404	43,367,666
Steel Dynamics Inc.	1,615,826	74,247,205
U.S. Steel Corp.	1,210,799	42,075,265
Worthington Industries Inc.	295,911	12,419,385
		242,835,005
Multi-Utilities — 1.6%
Black Hills Corp.	367,033	22,466,090
MDU Resources Group Inc.	1,337,566	38,361,393
NorthWestern Corp.	338,836	19,398,361
Vectren Corp.	205,578	14,688,548
		94,914,392
Multiline Retail — 0.4%
Big Lots Inc.	289,939	12,113,651
Dillard's Inc., Class A(b)	136,245	12,875,153
		24,988,804
Oil, Gas & Consumable Fuels — 6.5%
Callon Petroleum Co.(a)(b)	1,535,425	16,490,464
Chesapeake Energy Corp.(a)(b)	6,244,692	32,722,186
CNX Resources Corp.(a)	1,343,155	23,881,296
Energen Corp.(a)(b)	667,263	48,590,092
Gulfport Energy Corp.(a)(b)	1,074,249	13,503,310
Matador Resources Co.(a)(b)	405,375	12,181,519
Murphy Oil Corp.	1,113,970	37,618,767
Oasis Petroleum Inc.(a)	1,825,428	23,675,801
PBF Energy Inc., Class A	768,623	32,228,362
QEP Resources Inc.(a)	1,627,976	19,958,986
Range Resources Corp.(b)	1,553,311	25,986,893
SM Energy Co.(b)	703,712	18,078,361
Southwestern Energy Co.(a)(b)	3,496,377	18,530,798
World Fuel Services Corp.	465,364	9,498,079
WPX Energy Inc.(a)	2,736,887	49,346,073
		382,290,987
Paper & Forest Products — 0.3%
Domtar Corp.	430,306	20,542,808
Personal Products — 0.6%
Edgewell Personal Care Co.(a)	369,820	18,661,117
Nu Skin Enterprises Inc., Class A	209,477	16,379,007
		35,040,124
Pharmaceuticals — 0.3%
Mallinckrodt PLC(a)(b)	571,007	10,654,991
Prestige Brands Holdings Inc.(a)(b)	120,842	4,637,916
		15,292,907
Professional Services — 0.9%
Dun & Bradstreet Corp. (The)	121,886	14,949,318
ManpowerGroup Inc.	450,840	38,799,290
		53,748,608
Real Estate Management & Development — 0.3%
Jones Lang LaSalle Inc.(b)	115,274	19,134,331
Road & Rail — 1.8%
Avis Budget Group Inc.(a)	489,732	15,916,290

iShares® S&P Mid-Cap 400 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Road & Rail (continued)
Genesee & Wyoming Inc., Class A(a)(b)	411,945	$ 33,499,368
Knight-Swift Transportation Holdings Inc.(b)	439,639	16,798,606
Landstar System Inc.	89,636	9,788,251
Ryder System Inc.	363,628	26,130,308
Werner Enterprises Inc.	144,808	5,437,540
		107,570,363
Semiconductors & Semiconductor Equipment — 1.0%
Cree Inc.(a)(b)	371,709	15,451,943
Cypress Semiconductor Corp.	935,400	14,573,532
First Solar Inc.(a)	286,445	15,084,194
Synaptics Inc.(a)(b)	237,916	11,983,829
		57,093,498
Software — 1.0%
ACI Worldwide Inc.(a)(b)	390,702	9,638,618
CommVault Systems Inc.(a)	142,014	9,351,622
Manhattan Associates Inc.(a)(b)	179,106	8,419,773
PTC Inc.(a)	323,998	30,394,253
		57,804,266
Specialty Retail — 3.6%
Aaron's Inc.(b)	423,956	18,420,888
American Eagle Outfitters Inc.	472,818	10,993,018
AutoNation Inc.(a)(b)	404,403	19,645,898
Bed Bath & Beyond Inc.	959,098	19,110,028
Dick's Sporting Goods Inc.	533,666	18,811,726
Michaels Companies Inc. (The)(a)(b)	763,301	14,632,480
Murphy USA Inc.(a)(b)	211,663	15,724,444
Sally Beauty Holdings Inc.(a)(b)	839,125	13,451,174
Signet Jewelers Ltd.	404,112	22,529,244
Urban Outfitters Inc.(a)(b)	550,743	24,535,601
Williams-Sonoma Inc.	524,360	32,185,217
		210,039,718
Technology Hardware, Storage & Peripherals — 0.4%
NCR Corp.(a)(b)	810,194	24,289,616
Textiles, Apparel & Luxury Goods — 0.4%
Carter's Inc.	100,016	10,840,734
Deckers Outdoor Corp.(a)	104,626	11,811,229
		22,651,963
Thrifts & Mortgage Finance — 0.8%
New York Community Bancorp. Inc.	3,358,532	37,078,193
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Washington Federal Inc.	342,546	$ 11,201,254
		48,279,447
Trading Companies & Distributors — 1.1%
GATX Corp.	258,194	19,165,741
MSC Industrial Direct Co. Inc., Class A	173,363	14,709,850
NOW Inc.(a)(b)	740,620	9,872,465
Watsco Inc.	114,114	20,344,244
		64,092,300
Water Utilities — 0.3%
Aqua America Inc.	475,128	16,715,003
Wireless Telecommunication Services — 0.3%
Telephone & Data Systems Inc.	635,781	17,433,115
Total Common Stocks — 99.8% (Cost: $5,397,707,078)		5,901,405,698
Short-Term Investments
Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	413,673,568	413,756,302
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	28,994,242	28,994,242
		442,750,544
Total Short-Term Investments — 7.5% (Cost: $442,687,409)		442,750,544
Total Investments in Securities — 107.3% (Cost: $5,840,394,487)		6,344,156,242
Other Assets, Less Liabilities — (7.3)%		(431,779,491)
Net Assets — 100.0%		$ 5,912,376,751

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	424,106,220	(10,432,652)	413,673,568	$413,756,302	$678,609 (a)	$ (3,664)	$ 83,624
BlackRock Cash Funds: Treasury, SL Agency Shares	7,011,886	21,982,356	28,994,242	28,994,242	37,276	—	—
				$442,750,544	$715,885	$ (3,664)	$ 83,624

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® S&P Mid-Cap 400 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini	48	09/21/18	$ 9,389	$ (140,328)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,901,405,698	$ —	$ —	$5,901,405,698
Money Market Funds	442,750,544	—	—	442,750,544
	$6,344,156,242	$ —	$ —	$6,344,156,242
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (140,328)	$ —	$ —	$ (140,328)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® S&P Small-Cap 600 Growth ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.9%
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,205,114	$ 35,538,812
Aerovironment Inc.(a)(b)	338,907	24,208,127
Axon Enterprise Inc.(a)(b)	916,698	57,916,979
Cubic Corp.(b)	196,940	12,643,548
Mercury Systems Inc.(a)(b)	766,866	29,186,920
Moog Inc., Class A	243,825	19,008,597
		178,502,983
Air Freight & Logistics — 0.4%
Forward Air Corp.	470,260	27,782,961
Airlines — 0.3%
Allegiant Travel Co.	118,899	16,521,016
Auto Components — 1.5%
Dorman Products Inc.(a)(b)	241,768	16,515,172
Fox Factory Holding Corp.(a)	599,549	27,909,006
Gentherm Inc.(a)(b)	260,186	10,225,310
LCI Industries	402,838	36,315,846
Motorcar Parts of America Inc.(a)(b)	148,751	2,783,131
		93,748,465
Automobiles — 0.3%
Winnebago Industries Inc.(b)	460,984	18,715,950
Banks — 6.9%
Ameris Bancorp.	386,637	20,627,084
Banc of California Inc.	368,354	7,201,321
Banner Corp.	219,805	13,216,875
Berkshire Hills Bancorp. Inc.	171,769	6,973,821
Brookline Bancorp. Inc.	545,066	10,138,228
Central Pacific Financial Corp.	229,116	6,564,173
City Holding Co.	117,860	8,866,608
Columbia Banking System Inc.	585,299	23,938,729
Customers Bancorp. Inc.(a)(b)	234,670	6,659,935
CVB Financial Corp.	885,594	19,855,017
First Commonwealth Financial Corp.	952,971	14,780,580
First Financial Bancorp.	719,448	22,051,081
First Financial Bankshares Inc.(b)	637,583	32,452,975
Franklin Financial Network Inc.(a)(b)	48,102	1,808,635
Glacier Bancorp. Inc.	736,587	28,491,185
Green Bancorp. Inc.	295,880	6,391,008
Hanmi Financial Corp.	281,389	7,977,378
Heritage Financial Corp./WA	294,796	10,273,641
Independent Bank Corp./Rockland MA	225,402	17,671,517
LegacyTexas Financial Group Inc.	678,182	26,462,662
National Bank Holdings Corp., Class A	430,511	16,613,419
Pacific Premier Bancorp. Inc.(a)(b)	624,854	23,838,180
S&T Bancorp. Inc.	270,559	11,698,971
Seacoast Banking Corp. of Florida(a)(b)	564,773	17,835,531
ServisFirst Bancshares Inc.	721,834	30,122,133
Tompkins Financial Corp.	88,176	7,572,555
United Community Banks Inc./GA	621,792	19,070,361
Westamerica Bancorp.	181,718	10,268,884
		429,422,487
Beverages — 0.4%
Coca-Cola Bottling Co. Consolidated	74,667	10,089,752
MGP Ingredients Inc.(b)	201,425	17,888,554
		27,978,306
Security	Shares	Value
Biotechnology — 4.6%
Cytokinetics Inc.(a)(b)	317,504	$ 2,635,283
Eagle Pharmaceuticals Inc./DE(a)(b)	133,642	10,111,354
Emergent BioSolutions Inc.(a)(b)	565,773	28,565,879
Enanta Pharmaceuticals Inc.(a)(b)	230,774	26,746,707
Ligand Pharmaceuticals Inc.(a)(b)	340,051	70,448,366
MiMedx Group Inc.(a)(b)	1,627,519	10,399,846
Momenta Pharmaceuticals Inc.(a)(b)	1,232,529	25,205,218
Myriad Genetics Inc.(a)(b)	1,115,151	41,673,193
Progenics Pharmaceuticals Inc.(a)(b)	436,471	3,509,227
REGENXBIO Inc.(a)(b)	209,638	15,041,526
Repligen Corp.(a)(b)	600,131	28,230,162
Spectrum Pharmaceuticals Inc.(a)(b)	984,365	20,632,290
		283,199,051
Building Products — 3.4%
AAON Inc.(b)	399,555	13,285,204
American Woodmark Corp.(a)	226,545	20,740,195
Apogee Enterprises Inc.	249,823	12,033,974
Griffon Corp.	264,985	4,716,733
Patrick Industries Inc.(a)(b)	376,404	21,398,567
PGT Innovations Inc.(a)(b)	801,427	16,709,753
Quanex Building Products Corp.	346,329	6,216,606
Simpson Manufacturing Co. Inc.	658,433	40,947,948
Trex Co. Inc.(a)	939,225	58,786,093
Universal Forest Products Inc.	512,323	18,761,268
		213,596,341
Capital Markets — 0.6%
Financial Engines Inc.	459,011	20,609,594
Piper Jaffray Companies	108,425	8,332,461
WisdomTree Investments Inc.	944,119	8,572,601
		37,514,656
Chemicals — 3.1%
AdvanSix Inc.(a)	259,636	9,510,467
American Vanguard Corp.	294,201	6,751,913
Balchem Corp.(b)	302,683	29,705,309
HB Fuller Co.	371,891	19,963,109
Ingevity Corp.(a)	671,686	54,312,530
Innospec Inc.	192,090	14,704,489
Koppers Holdings Inc.(a)	339,239	13,009,816
Kraton Corp.(a)(b)	509,965	23,529,785
Quaker Chemical Corp.	129,199	20,009,049
		191,496,467
Commercial Services & Supplies — 2.2%
Brady Corp., Class A, NVS	348,733	13,443,657
Interface Inc.	951,387	21,834,332
Mobile Mini Inc.	407,252	19,100,119
Multi-Color Corp.(b)	101,041	6,532,301
RR Donnelley & Sons Co.	349,516	2,013,212
Tetra Tech Inc.	489,146	28,615,041
U.S. Ecology Inc.	218,020	13,887,874
UniFirst Corp./MA	118,389	20,943,014
Viad Corp.	171,669	9,313,043
		135,682,593
Communications Equipment — 1.4%
ADTRAN Inc.	391,999	5,821,185
Applied Optoelectronics Inc.(a)(b)	312,361	14,025,009
CalAmp Corp.(a)(b)	570,522	13,367,330
Extreme Networks Inc.(a)	1,849,243	14,719,974
Oclaro Inc.(a)(b)	1,502,493	13,417,263

iShares® S&P Small-Cap 600 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Viavi Solutions Inc.(a)	2,244,104	$ 22,979,625
		84,330,386
Construction & Engineering — 0.4%
Comfort Systems USA Inc.	593,314	27,173,781
Construction Materials — 0.2%
U.S. Concrete Inc.(a)(b)	253,671	13,317,727
Consumer Finance — 2.1%
Encore Capital Group Inc.(a)(b)	226,917	8,305,162
FirstCash Inc.	724,190	65,068,472
Green Dot Corp., Class A(a)	745,791	54,733,601
		128,107,235
Containers & Packaging — 0.1%
Myers Industries Inc.	278,967	5,356,166
Diversified Consumer Services — 0.5%
Capella Education Co.	88,033	8,688,857
Career Education Corp.(a)	679,688	10,990,555
Strayer Education Inc.	108,847	12,300,800
		31,980,212
Diversified Telecommunication Services — 1.3%
Cogent Communications Holdings Inc.	662,503	35,377,660
Vonage Holdings Corp.(a)(b)	3,447,287	44,435,530
		79,813,190
Electric Utilities — 0.3%
El Paso Electric Co.	344,869	20,381,758
Electrical Equipment — 0.2%
Vicor Corp.(a)(b)	260,503	11,344,906
Electronic Equipment, Instruments & Components — 3.5%
Badger Meter Inc.	293,931	13,138,716
Control4 Corp.(a)(b)	327,694	7,966,241
CTS Corp.(b)	277,394	9,986,184
Electro Scientific Industries Inc.(a)	552,412	8,711,537
ePlus Inc.(a)	149,723	14,088,934
FARO Technologies Inc.(a)	174,695	9,494,673
II-VI Inc.(a)(b)	878,447	38,168,522
Itron Inc.(a)	215,369	12,932,908
KEMET Corp.(a)(b)	792,371	19,135,760
Methode Electronics Inc.	290,700	11,715,210
OSI Systems Inc.(a)(b)	136,387	10,546,807
Park Electrochemical Corp.	110,129	2,553,892
Rogers Corp.(a)(b)	293,309	32,692,221
TTM Technologies Inc.(a)(b)	1,486,485	26,206,731
		217,338,336
Energy Equipment & Services — 0.3%
C&J Energy Services Inc.(a)(b)	207,205	4,890,038
CARBO Ceramics Inc.(a)(b)	108,689	996,678
ProPetro Holding Corp.(a)(b)	819,516	12,850,011
		18,736,727
Equity Real Estate Investment Trusts (REITs) — 5.4%
Agree Realty Corp.(b)	248,359	13,105,904
American Assets Trust Inc.	300,960	11,523,758
Armada Hoffler Properties Inc.	417,383	6,219,007
CareTrust REIT Inc.(b)	684,957	11,431,932
Chesapeake Lodging Trust(b)	416,965	13,192,773
Community Healthcare Trust Inc.(b)	128,592	3,841,043
Easterly Government Properties Inc.(b)	897,695	17,738,453
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
EastGroup Properties Inc.(b)	555,467	$ 53,080,427
Four Corners Property Trust Inc.	982,103	24,189,197
Getty Realty Corp.	282,491	7,957,771
Global Net Lease Inc.(b)	570,318	11,651,597
Lexington Realty Trust	3,449,435	30,113,568
LTC Properties Inc.	336,804	14,395,003
National Storage Affiliates Trust	803,238	24,755,795
PS Business Parks Inc.(b)	185,020	23,775,070
Ramco-Gershenson Properties Trust(b)	800,965	10,580,748
Retail Opportunity Investments Corp.(b)	895,335	17,154,619
Saul Centers Inc.(b)	104,664	5,607,897
Summit Hotel Properties Inc.(b)	1,089,032	15,584,048
Universal Health Realty Income Trust(b)	201,788	12,910,396
Urstadt Biddle Properties Inc., Class A	185,199	4,191,053
Whitestone REIT(b)	281,805	3,516,926
		336,516,985
Food Products — 1.7%
B&G Foods Inc.(b)	668,152	19,977,745
Calavo Growers Inc.	251,820	24,212,493
Cal-Maine Foods Inc.(a)(b)	197,597	9,059,822
Darling Ingredients Inc.(a)(b)	1,343,095	26,700,729
J&J Snack Foods Corp.	149,227	22,752,641
		102,703,430
Gas Utilities — 0.5%
Northwest Natural Gas Co.	200,052	12,763,318
South Jersey Industries Inc.	602,058	20,150,881
		32,914,199
Health Care Equipment & Supplies — 5.6%
Abaxis Inc.	212,048	17,602,104
Anika Therapeutics Inc.(a)(b)	135,268	4,328,576
CONMED Corp.	191,470	14,015,604
CryoLife Inc.(a)	248,319	6,915,684
Cutera Inc.(a)	218,101	8,789,470
Heska Corp.(a)(b)	107,419	11,149,018
Inogen Inc.(a)(b)	277,633	51,731,357
Integer Holdings Corp.(a)	455,539	29,450,596
Lantheus Holdings Inc.(a)	488,541	7,108,272
LeMaitre Vascular Inc.(b)	243,641	8,157,101
Meridian Bioscience Inc.	268,244	4,265,080
Merit Medical Systems Inc.(a)(b)	804,726	41,201,971
Natus Medical Inc.(a)	277,170	9,562,365
Neogen Corp.(a)(b)	822,779	65,978,648
OraSure Technologies Inc.(a)(b)	974,260	16,046,062
Orthofix International NV(a)	300,116	17,052,591
Surmodics Inc.(a)	211,615	11,681,148
Tactile Systems Technology Inc.(a)(b)	135,598	7,051,096
Varex Imaging Corp.(a)(b)	328,842	12,196,750
		344,283,493
Health Care Providers & Services — 4.8%
Amedisys Inc.(a)(b)	456,275	38,993,261
AMN Healthcare Services Inc.(a)(b)	763,141	44,720,063
BioTelemetry Inc.(a)(b)	496,504	22,342,680
CorVel Corp.(a)	151,802	8,197,308
Ensign Group Inc. (The)(b)	428,061	15,333,145
HealthEquity Inc.(a)(b)	837,849	62,922,460
LHC Group Inc.(a)(b)	465,969	39,882,287
Providence Service Corp. (The)(a)	175,813	13,810,111
Select Medical Holdings Corp.(a)	980,846	17,802,355
Tivity Health Inc.(a)(b)	545,099	19,187,485

iShares® S&P Small-Cap 600 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
U.S. Physical Therapy Inc.	130,268	$ 12,505,728
		295,696,883
Health Care Technology — 1.3%
Computer Programs & Systems Inc.(b)	78,305	2,576,235
HealthStream Inc.	196,367	5,362,783
HMS Holdings Corp.(a)	542,771	11,734,709
Omnicell Inc.(a)(b)	619,773	32,507,094
Quality Systems Inc.(a)(b)	751,465	14,653,567
Tabula Rasa HealthCare Inc.(a)(b)	216,545	13,822,067
		80,656,455
Hotels, Restaurants & Leisure — 3.3%
BJ's Restaurants Inc.	162,535	9,752,100
Dave & Buster's Entertainment Inc.(a)(b)	630,785	30,025,366
Dine Brands Global Inc.	139,164	10,409,467
Marriott Vacations Worldwide Corp.	377,573	42,650,646
Monarch Casino & Resort Inc.(a)(b)	182,504	8,039,301
Penn National Gaming Inc.(a)(b)	972,717	32,673,564
Ruth's Hospitality Group Inc.	462,801	12,981,568
Shake Shack Inc., Class A(a)(b)	309,681	20,494,689
Sonic Corp.	316,336	10,888,285
Wingstop Inc.(b)	466,682	24,323,466
		202,238,452
Household Durables — 3.0%
Cavco Industries Inc.(a)	134,907	28,013,438
Installed Building Products Inc.(a)(b)	333,494	18,859,086
iRobot Corp.(a)(b)	443,057	33,570,429
La-Z-Boy Inc.	385,453	11,794,862
LGI Homes Inc.(a)(b)	289,400	16,707,062
MDC Holdings Inc.	372,177	11,451,886
Meritage Homes Corp.(a)	325,206	14,292,804
TopBuild Corp.(a)(b)	569,346	44,602,566
William Lyon Homes, Class A(a)	242,163	5,618,181
		184,910,314
Household Products — 0.8%
Central Garden & Pet Co.(a)(b)	165,158	7,181,070
Central Garden & Pet Co., Class A, NVS(a)	561,819	22,736,815
WD-40 Co.	125,729	18,387,866
		48,305,751
Industrial Conglomerates — 0.4%
Raven Industries Inc.	573,465	22,049,729
Insurance — 2.0%
AMERISAFE Inc.	98,971	5,715,575
eHealth Inc.(a)(b)	140,128	3,096,829
Employers Holdings Inc.	236,592	9,510,998
James River Group Holdings Ltd.	255,431	10,035,884
ProAssurance Corp.	404,512	14,339,950
RLI Corp.	268,041	17,741,634
Selective Insurance Group Inc.	600,836	33,045,980
Third Point Reinsurance Ltd.(a)(b)	1,328,970	16,612,125
Universal Insurance Holdings Inc.	340,248	11,942,705
		122,041,680
Internet & Direct Marketing Retail — 1.0%
Nutrisystem Inc.	474,640	18,273,640
PetMed Express Inc.	328,015	14,449,061
Shutterfly Inc.(a)(b)	323,123	29,090,763
		61,813,464
Security	Shares	Value
Internet Software & Services — 2.4%
Alarm.com Holdings Inc.(a)(b)	218,001	$ 8,802,880
LivePerson Inc.(a)	433,355	9,143,790
NIC Inc.	494,761	7,693,534
QuinStreet Inc.(a)(b)	585,203	7,432,078
Shutterstock Inc.(a)(b)	297,115	14,101,078
SPS Commerce Inc.(a)	277,203	20,368,876
Stamps.com Inc.(a)(b)	265,891	67,283,718
XO Group Inc.(a)	388,225	12,423,200
		147,249,154
IT Services — 1.3%
CSG Systems International Inc.	253,755	10,370,967
EVERTEC Inc.	379,946	8,301,820
ExlService Holdings Inc.(a)	549,755	31,121,631
TTEC Holdings Inc.	230,415	7,960,838
Virtusa Corp.(a)(b)	441,302	21,482,581
		79,237,837
Leisure Products — 0.5%
Callaway Golf Co.(b)	1,011,619	19,190,413
Nautilus Inc.(a)(b)	222,546	3,493,972
Sturm Ruger & Co. Inc.(b)	114,578	6,416,368
		29,100,753
Life Sciences Tools & Services — 0.4%
Cambrex Corp.(a)(b)	330,343	17,276,939
Luminex Corp.	355,679	10,503,201
		27,780,140
Machinery — 5.9%
Actuant Corp., Class A(b)	366,995	10,771,303
Alamo Group Inc.	153,541	13,873,965
Albany International Corp., Class A	462,961	27,847,104
Barnes Group Inc.	772,476	45,498,837
EnPro Industries Inc.	335,816	23,490,329
ESCO Technologies Inc.	259,626	14,980,420
Federal Signal Corp.	500,508	11,656,831
Franklin Electric Co. Inc.	316,360	14,267,836
Harsco Corp.(a)	1,286,731	28,436,755
Hillenbrand Inc.	519,911	24,513,804
John Bean Technologies Corp.(b)	506,638	45,040,118
Lindsay Corp.	80,495	7,807,210
Lydall Inc.(a)	121,595	5,307,622
Proto Labs Inc.(a)(b)	399,903	47,568,462
Standex International Corp.	105,016	10,732,635
Tennant Co.	118,718	9,378,722
Wabash National Corp.	487,552	9,097,720
Watts Water Technologies Inc., Class A	187,126	14,670,679
		364,940,352
Media — 0.8%
EW Scripps Co. (The), Class A, NVS	475,546	6,367,561
World Wrestling Entertainment Inc., Class A	638,285	46,479,914
		52,847,475
Multi-Utilities — 0.4%
Avista Corp.	452,009	23,802,794
Oil, Gas & Consumable Fuels — 0.4%
CONSOL Energy Inc.(a)	222,535	8,534,217
Penn Virginia Corp.(a)	129,437	10,987,907
Ring Energy Inc.(a)(b)	280,140	3,535,367
		23,057,491

iShares® S&P Small-Cap 600 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Paper & Forest Products — 0.3%
Neenah Inc.	121,730	$ 10,328,791
Schweitzer-Mauduit International Inc.	208,321	9,107,794
		19,436,585
Personal Products — 0.7%
Inter Parfums Inc.	272,862	14,598,117
Medifast Inc.	169,139	27,089,302
		41,687,419
Pharmaceuticals — 2.3%
Amphastar Pharmaceuticals Inc.(a)(b)	279,913	4,271,472
ANI Pharmaceuticals Inc.(a)(b)	146,259	9,770,101
Corcept Therapeutics Inc.(a)(b)	1,524,012	23,957,469
Depomed Inc.(a)	432,662	2,885,856
Innoviva Inc.(a)	1,103,727	15,231,433
Lannett Co. Inc.(a)(b)	308,487	4,195,423
Medicines Co. (The)(a)(b)	491,313	18,031,187
Phibro Animal Health Corp., Class A	316,014	14,552,445
Supernus Pharmaceuticals Inc.(a)(b)	826,625	49,473,506
		142,368,892
Professional Services — 4.0%
ASGN Inc.(a)	784,388	61,331,298
Exponent Inc.	829,883	40,083,349
Forrester Research Inc.	92,685	3,888,136
Insperity Inc.	594,604	56,636,031
Korn/Ferry International	902,024	55,862,346
WageWorks Inc.(a)(b)	631,537	31,576,850
		249,378,010
Real Estate Management & Development — 0.3%
HFF Inc., Class A	595,463	20,454,154
Road & Rail — 0.6%
Heartland Express Inc.(b)	311,936	5,786,413
Marten Transport Ltd.	363,018	8,512,772
Saia Inc.(a)	283,317	22,906,179
		37,205,364
Semiconductors & Semiconductor Equipment — 5.4%
Advanced Energy Industries Inc.(a)	628,323	36,499,283
Axcelis Technologies Inc.(a)	517,480	10,246,104
Brooks Automation Inc.	1,123,387	36,644,884
Cabot Microelectronics Corp.	409,853	44,083,789
CEVA Inc.(a)	350,005	10,570,151
Cohu Inc.	460,002	11,274,649
FormFactor Inc.(a)(b)	1,163,594	15,475,800
Kopin Corp.(a)(b)	598,996	1,713,128
Kulicke & Soffa Industries Inc.	1,104,712	26,314,240
MaxLinear Inc.(a)(b)	982,849	15,322,616
Nanometrics Inc.(a)(b)	266,525	9,437,650
PDF Solutions Inc.(a)(b)	155,963	1,868,437
Power Integrations Inc.	294,977	21,548,070
Rambus Inc.(a)(b)	1,715,086	21,507,178
Rudolph Technologies Inc.(a)(b)	511,065	15,127,524
Semtech Corp.(a)(b)	663,995	31,240,965
SolarEdge Technologies Inc.(a)(b)	344,347	16,477,004
Ultra Clean Holdings Inc.(a)	432,418	7,178,139
Xperi Corp.	293,518	4,725,640
		337,255,251
Software — 2.6%
8x8 Inc.(a)	795,337	15,946,507
Agilysys Inc.(a)	112,022	1,736,341
Security	Shares	Value
Software (continued)
Bottomline Technologies de Inc.(a)	558,246	$ 27,817,398
Ebix Inc.(b)	352,258	26,859,673
MicroStrategy Inc., Class A(a)	73,809	9,429,100
Monotype Imaging Holdings Inc.	416,364	8,452,189
Progress Software Corp.	724,870	28,139,453
Qualys Inc.(a)(b)	522,830	44,074,569
		162,455,230
Specialty Retail — 1.9%
Children's Place Inc. (The)	183,571	22,175,377
Lithia Motors Inc., Class A	195,305	18,469,994
Lumber Liquidators Holdings Inc.(a)	262,349	6,388,198
RH(a)(b)	305,066	42,617,720
Sleep Number Corp.(a)(b)	590,942	17,149,137
Tailored Brands Inc.	407,196	10,391,642
		117,192,068
Textiles, Apparel & Luxury Goods — 0.6%
Crocs Inc.(a)(b)	723,133	12,734,372
Steven Madden Ltd.	479,610	25,467,291
		38,201,663
Thrifts & Mortgage Finance — 1.7%
BofI Holding Inc.(a)(b)	879,430	35,977,481
Dime Community Bancshares Inc.	210,889	4,112,336
Meta Financial Group Inc.(b)	146,333	14,252,834
NMI Holdings Inc., Class A(a)	937,089	15,274,551
Northfield Bancorp. Inc.	447,805	7,442,519
TrustCo Bank Corp. NY	689,546	6,136,959
Walker & Dunlop Inc.	451,462	25,123,860
		108,320,540
Water Utilities — 0.6%
American States Water Co.	370,644	21,186,011
California Water Service Group	491,786	19,155,065
		40,341,076
Total Common Stocks — 99.8% (Cost: $5,036,625,808)		6,188,484,783
Short-Term Investments
Money Market Funds — 10.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	600,481,545	600,601,641
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	17,434,431	17,434,431
		618,036,072
Total Short-Term Investments — 10.0% (Cost: $617,942,467)		618,036,072
Total Investments in Securities — 109.8% (Cost: $5,654,568,275)		6,806,520,855
Other Assets, Less Liabilities — (9.8)%		(608,132,950)
Net Assets — 100.0%		$ 6,198,387,905

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® S&P Small-Cap 600 Growth ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	493,610,941	106,870,604	600,481,545	$600,601,641	$1,423,914 (a)	$ (5,693)	$ 107,208
BlackRock Cash Funds: Treasury, SL Agency Shares	4,426,144	13,008,287	17,434,431	17,434,431	29,372	—	—
				$618,036,072	$1,453,286	$ (5,693)	$ 107,208

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-mini	108	09/21/18	$ 8,897	$ (109,317)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,188,484,783	$ —	$ —	$6,188,484,783
Money Market Funds	618,036,072	—	—	618,036,072
	$6,806,520,855	$ —	$ —	$6,806,520,855
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (109,317)	$ —	$ —	$ (109,317)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® S&P Small-Cap 600 Value ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
AAR Corp.	461,850	$ 21,471,407
Cubic Corp.(a)	183,501	11,780,764
Engility Holdings Inc.(b)	257,955	7,903,741
Moog Inc., Class A(a)	246,744	19,236,162
National Presto Industries Inc.	71,575	8,875,300
Triumph Group Inc.(a)	705,572	13,829,211
		83,096,585
Air Freight & Logistics — 1.0%
Atlas Air Worldwide Holdings Inc.(a)(b)	366,295	26,263,351
Echo Global Logistics Inc.(a)(b)	383,227	11,209,390
Hub Group Inc., Class A(b)	481,646	23,985,971
		61,458,712
Airlines — 1.2%
Allegiant Travel Co.	74,438	10,343,160
Hawaiian Holdings Inc.	724,387	26,041,713
SkyWest Inc.	745,575	38,695,342
		75,080,215
Auto Components — 2.0%
American Axle & Manufacturing Holdings Inc.(b)	1,421,862	22,124,173
Cooper Tire & Rubber Co.	721,365	18,971,900
Cooper-Standard Holdings Inc.(a)(b)	232,224	30,344,710
Dorman Products Inc.(a)(b)	207,902	14,201,786
Gentherm Inc.(a)(b)	294,843	11,587,330
Motorcar Parts of America Inc.(a)(b)	146,679	2,744,364
Standard Motor Products Inc.	288,813	13,961,220
Superior Industries International Inc.	338,577	6,060,528
		119,996,011
Banks — 9.8%
Ameris Bancorp.	231,370	12,343,589
Banc of California Inc.	287,011	5,611,065
Banner Corp.	261,994	15,753,699
Berkshire Hills Bancorp. Inc.	375,503	15,245,422
Boston Private Financial Holdings Inc.	1,193,380	18,974,742
Brookline Bancorp. Inc.	661,895	12,311,247
Central Pacific Financial Corp.	108,630	3,112,250
City Holding Co.	116,249	8,745,412
Columbia Banking System Inc.	525,721	21,501,989
Community Bank System Inc.	730,585	43,155,656
Customers Bancorp. Inc.(a)(b)	220,084	6,245,984
CVB Financial Corp.	678,288	15,207,217
Fidelity Southern Corp.	321,465	8,168,426
First BanCorp./Puerto Rico(b)	2,610,582	19,970,952
First Commonwealth Financial Corp.	582,850	9,040,004
First Financial Bancorp.	757,929	23,230,524
First Financial Bankshares Inc.	397,278	20,221,450
First Midwest Bancorp. Inc.	1,477,831	37,640,356
Franklin Financial Network Inc.(a)(b)	130,177	4,894,655
Glacier Bancorp. Inc.	479,375	18,542,225
Great Western Bancorp. Inc.	844,379	35,455,474
Green Bancorp. Inc.	114,572	2,474,755
Hanmi Financial Corp.	217,932	6,178,372
Heritage Financial Corp./WA	142,277	4,958,353
Hope Bancorp Inc.	1,846,309	32,919,689
Independent Bank Corp./Rockland MA	194,923	15,281,963
NBT Bancorp. Inc.	626,309	23,893,688
OFG Bancorp.	636,025	8,936,151
Old National Bancorp./IN	1,920,192	35,715,571
Security	Shares	Value
Banks (continued)
Opus Bank	248,294	$ 7,126,038
S&T Bancorp. Inc.	263,314	11,385,697
Seacoast Banking Corp. of Florida(a)(b)	171,522	5,416,665
Simmons First National Corp., Class A	1,124,194	33,613,401
Southside Bancshares Inc.	398,494	13,421,278
Tompkins Financial Corp.	100,162	8,601,913
United Community Banks Inc./GA	495,858	15,207,965
Westamerica Bancorp.	218,511	12,348,057
		592,851,894
Biotechnology — 1.0%
Acorda Therapeutics Inc.(a)(b)	667,970	19,170,739
AMAG Pharmaceuticals Inc.(a)(b)	493,151	9,616,445
Cytokinetics Inc.(b)	441,814	3,667,056
Progenics Pharmaceuticals Inc.(a)(b)	666,911	5,361,965
REGENXBIO Inc.(a)(b)	195,859	14,052,883
Spectrum Pharmaceuticals Inc.(b)	457,744	9,594,314
		61,463,402
Building Products — 1.1%
AAON Inc.	218,936	7,279,622
Apogee Enterprises Inc.	181,090	8,723,105
Gibraltar Industries Inc.(a)(b)	451,043	16,914,113
Griffon Corp.	247,380	4,403,364
Insteel Industries Inc.	258,550	8,635,570
Quanex Building Products Corp.	200,937	3,606,819
Universal Forest Products Inc.	421,644	15,440,603
		65,003,196
Capital Markets — 1.8%
Donnelley Financial Solutions Inc.(a)(b)	490,530	8,520,506
Financial Engines Inc.	503,936	22,626,727
Greenhill & Co. Inc.(a)	313,953	8,916,265
INTL. FCStone Inc.(a)(b)	225,817	11,676,997
Investment Technology Group Inc.	479,003	10,020,743
Piper Jaffray Companies	110,084	8,459,955
Virtus Investment Partners Inc.	104,222	13,335,205
Waddell & Reed Financial Inc., Class A	1,178,022	21,169,055
WisdomTree Investments Inc.	711,613	6,461,446
		111,186,899
Chemicals — 2.7%
A Schulman Inc.	424,206	18,877,167
AdvanSix Inc.(b)	206,022	7,546,586
American Vanguard Corp.	114,382	2,625,067
Balchem Corp.	187,241	18,375,832
Flotek Industries Inc.(a)(b)	819,907	2,648,300
FutureFuel Corp.	366,990	5,141,530
Hawkins Inc.	137,642	4,865,645
HB Fuller Co.	391,964	21,040,628
Innophos Holdings Inc.	281,215	13,385,834
Innospec Inc.	176,759	13,530,901
LSB Industries Inc.(a)(b)	312,500	1,656,250
Quaker Chemical Corp.	74,444	11,529,142
Rayonier Advanced Materials Inc.	740,713	12,658,785
Stepan Co.	284,930	22,227,389
Tredegar Corp.	367,657	8,639,939
		164,748,995
Commercial Services & Supplies — 2.9%
ABM Industries Inc.	942,453	27,500,779
Brady Corp., Class A, NVS	381,437	14,704,396
Essendant Inc.	495,500	6,550,510
LSC Communications Inc.	480,752	7,528,576

iShares® S&P Small-Cap 600 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Matthews International Corp., Class A	461,255	$ 27,121,794
Mobile Mini Inc.	275,448	12,918,511
Multi-Color Corp.(a)	111,440	7,204,596
RR Donnelley & Sons Co.	706,125	4,067,280
Team Inc.(a)(b)	433,503	10,013,919
Tetra Tech Inc.	358,248	20,957,508
U.S. Ecology Inc.	120,724	7,690,119
UniFirst Corp./MA	114,890	20,324,041
Viad Corp.	141,430	7,672,578
		174,254,607
Communications Equipment — 1.8%
ADTRAN Inc.	337,271	5,008,474
Comtech Telecommunications Corp.	339,164	10,812,548
Digi International Inc.(b)	389,047	5,135,421
Finisar Corp.(a)(b)	1,639,858	29,517,444
Harmonic Inc.(a)(b)	1,233,364	5,241,797
NETGEAR Inc.(a)(b)	450,871	28,179,438
Oclaro Inc.(b)	1,098,541	9,809,971
Viavi Solutions Inc.(b)	1,237,464	12,671,631
		106,376,724
Construction & Engineering — 0.4%
Aegion Corp.(a)(b)	466,724	12,018,143
MYR Group Inc.(b)	236,361	8,381,361
Orion Group Holdings Inc.(a)(b)	421,037	3,477,766
		23,877,270
Consumer Finance — 1.1%
Encore Capital Group Inc.(a)(b)	143,586	5,255,248
Enova International Inc.(b)	486,931	17,797,328
EZCORP Inc., Class A, NVS(a)(b)	747,736	9,010,219
PRA Group Inc.(a)(b)	648,070	24,983,098
World Acceptance Corp.(b)	87,779	9,744,347
		66,790,240
Containers & Packaging — 0.0%
Myers Industries Inc.	140,182	2,691,494
Distributors — 0.2%
Core-Mark Holding Co. Inc.	661,925	15,025,698
Diversified Consumer Services — 0.6%
American Public Education Inc.(b)	233,277	9,820,962
Capella Education Co.	88,347	8,719,849
Career Education Corp.(b)	339,598	5,491,300
Regis Corp.(b)	494,143	8,173,125
Strayer Education Inc.	56,838	6,423,262
		38,628,498
Diversified Telecommunication Services — 0.9%
ATN International Inc.	156,338	8,249,956
Cincinnati Bell Inc.(a)(b)	606,630	9,524,091
Consolidated Communications Holdings Inc.	933,944	11,543,548
Frontier Communications Corp.(a)	1,127,019	6,040,822
Iridium Communications Inc.(a)(b)	1,197,911	19,286,367
		54,644,784
Electric Utilities — 0.3%
El Paso Electric Co.	270,519	15,987,673
Electrical Equipment — 0.6%
AZZ Inc.	373,319	16,220,710
Encore Wire Corp.	297,848	14,132,888
Security	Shares	Value
Electrical Equipment (continued)
Powell Industries Inc.	128,312	$ 4,469,107
		34,822,705
Electronic Equipment, Instruments & Components — 4.5%
Anixter International Inc.(a)(b)	415,900	26,326,470
Badger Meter Inc.	148,378	6,632,497
Bel Fuse Inc., Class B, NVS	146,790	3,067,911
Benchmark Electronics Inc.	675,307	19,685,199
CTS Corp.(a)	217,640	7,835,040
Daktronics Inc.	558,849	4,755,805
ePlus Inc.(b)	62,704	5,900,446
Fabrinet(a)(b)	527,139	19,446,158
FARO Technologies Inc.(b)	85,352	4,638,881
Insight Enterprises Inc.(b)	507,006	24,807,804
Itron Inc.(b)	301,498	18,104,955
Knowles Corp.(a)(b)	1,288,441	19,713,147
Methode Electronics Inc.	266,097	10,723,709
MTS Systems Corp.	256,092	13,483,244
OSI Systems Inc.(a)(b)	121,622	9,405,029
Park Electrochemical Corp.	168,092	3,898,053
Plexus Corp.(b)	469,143	27,932,774
Sanmina Corp.(a)(b)	979,669	28,704,302
ScanSource Inc.(a)(b)	364,390	14,684,917
		269,746,341
Energy Equipment & Services — 3.9%
Archrock Inc.	1,856,829	22,281,948
Bristow Group Inc.	465,077	6,562,236
C&J Energy Services Inc.(a)(b)	730,733	17,245,299
CARBO Ceramics Inc.(a)(b)	217,746	1,996,731
Era Group Inc.(b)	305,469	3,955,824
Exterran Corp.(b)	459,661	11,509,911
Geospace Technologies Corp.(b)	194,666	2,737,004
Gulf Island Fabrication Inc.	197,770	1,779,930
Helix Energy Solutions Group Inc.(a)(b)	1,993,957	16,609,662
Matrix Service Co.(b)	380,430	6,980,890
Newpark Resources Inc.(a)(b)	1,268,529	13,763,540
Noble Corp. PLC(b)	3,542,411	22,423,462
Oil States International Inc.(a)(b)	855,877	27,473,652
Pioneer Energy Services Corp.(b)	1,123,767	6,574,037
ProPetro Holding Corp.(a)(b)	296,426	4,647,960
SEACOR Holdings Inc.(a)(b)	243,802	13,962,540
TETRA Technologies Inc.(b)	1,797,692	7,999,729
U.S. Silica Holdings Inc.(a)	1,115,007	28,644,530
Unit Corp.(a)(b)	774,108	19,786,200
		236,935,085
Equity Real Estate Investment Trusts (REITs) — 5.8%
Acadia Realty Trust(a)	1,170,972	32,049,504
Agree Realty Corp.(a)	223,496	11,793,884
American Assets Trust Inc.	329,066	12,599,937
Armada Hoffler Properties Inc.	284,102	4,233,120
CareTrust REIT Inc.(a)	415,356	6,932,292
CBL & Associates Properties Inc.(a)	2,486,369	13,849,075
Cedar Realty Trust Inc.	1,154,525	5,449,358
Chatham Lodging Trust(a)	660,372	14,013,094
Chesapeake Lodging Trust(a)	494,955	15,660,376
Community Healthcare Trust Inc.(a)	131,530	3,928,801
DiamondRock Hospitality Co.	2,846,231	34,951,717
Franklin Street Properties Corp.	1,544,950	13,224,772
Getty Realty Corp.	220,513	6,211,851
Global Net Lease Inc.(a)	457,067	9,337,879

iShares® S&P Small-Cap 600 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Government Properties Income Trust(a)	1,141,581	$ 18,094,059
Hersha Hospitality Trust	533,097	11,434,931
Independence Realty Trust Inc.(a)	1,251,951	12,907,615
Kite Realty Group Trust	1,202,205	20,533,661
LTC Properties Inc.	268,422	11,472,356
Pennsylvania REIT(a)	1,013,909	11,142,860
PS Business Parks Inc.	120,485	15,482,322
Ramco-Gershenson Properties Trust(a)	408,860	5,401,041
Retail Opportunity Investments Corp.(a)	810,777	15,534,487
Saul Centers Inc.	84,532	4,529,225
Summit Hotel Properties Inc.(a)	534,334	7,646,319
Urstadt Biddle Properties Inc., Class A	261,854	5,925,756
Washington Prime Group Inc.(a)	2,360,982	19,147,564
Whitestone REIT(a)	327,365	4,085,515
		347,573,371
Food & Staples Retailing — 0.6%
Andersons Inc. (The)	382,033	13,065,528
SpartanNash Co.	515,583	13,157,678
SUPERVALU Inc.(a)(b)	547,686	11,238,517
		37,461,723
Food Products — 1.4%
B&G Foods Inc.(a)	355,232	10,621,437
Cal-Maine Foods Inc.(a)(b)	247,419	11,344,161
Darling Ingredients Inc.(b)	1,154,170	22,944,900
Dean Foods Co.	1,315,340	13,824,223
J&J Snack Foods Corp.	78,114	11,910,042
John B Sanfilippo & Son Inc.	125,912	9,374,148
Seneca Foods Corp., Class A(b)	99,796	2,694,492
		82,713,403
Gas Utilities — 1.5%
Northwest Natural Gas Co.	232,037	14,803,960
South Jersey Industries Inc.	687,589	23,013,604
Spire Inc.	721,083	50,944,514
		88,762,078
Health Care Equipment & Supplies — 1.4%
Abaxis Inc.	137,541	11,417,278
AngioDynamics Inc.(b)	531,516	11,820,916
Anika Therapeutics Inc.(a)(b)	93,060	2,977,920
CONMED Corp.	186,827	13,675,736
CryoLife Inc.(b)	263,935	7,350,590
Invacare Corp.(a)	476,986	8,871,940
Meridian Bioscience Inc.	360,235	5,727,737
Natus Medical Inc.(a)(b)	230,811	7,962,979
Tactile Systems Technology Inc.(a)(b)	91,927	4,780,204
Varex Imaging Corp.(a)(b)	252,643	9,370,529
		83,955,829
Health Care Providers & Services — 2.0%
Aceto Corp.(a)	453,145	1,518,036
Community Health Systems Inc.(a)(b)	1,684,555	5,592,723
Cross Country Healthcare Inc.(b)	522,541	5,878,586
Diplomat Pharmacy Inc.(a)(b)	689,515	17,624,003
Ensign Group Inc. (The)(a)	312,637	11,198,657
Kindred Healthcare Inc.(b)	1,312,632	11,813,688
Magellan Health Inc.(b)	351,852	33,760,199
Owens & Minor Inc.	889,280	14,859,869
Quorum Health Corp.(a)(b)	414,859	2,074,295
Select Medical Holdings Corp.(b)	663,945	12,050,602
Security	Shares	Value
Health Care Providers & Services (continued)
U.S. Physical Therapy Inc.	62,729	$ 6,021,984
		122,392,642
Health Care Technology — 0.4%
Computer Programs & Systems Inc.(a)	92,815	3,053,614
HealthStream Inc.	190,501	5,202,582
HMS Holdings Corp.(b)	704,153	15,223,788
		23,479,984
Hotels, Restaurants & Leisure — 1.2%
Belmond Ltd., Class A(a)(b)	1,207,833	13,467,338
BJ's Restaurants Inc.(a)	113,245	6,794,700
Chuy's Holdings Inc.(a)(b)	241,226	7,405,638
Dine Brands Global Inc.	130,714	9,777,407
El Pollo Loco Holdings Inc.(a)(b)	320,515	3,653,871
Fiesta Restaurant Group Inc.(a)(b)	391,089	11,224,255
Red Robin Gourmet Burgers Inc.(a)(b)	185,747	8,655,810
Sonic Corp.	249,679	8,593,951
		69,572,970
Household Durables — 1.0%
Ethan Allen Interiors Inc.	360,933	8,842,858
La-Z-Boy Inc.	328,533	10,053,110
M/I Homes Inc.(b)	413,563	10,951,148
MDC Holdings Inc.	313,266	9,639,195
Meritage Homes Corp.(b)	259,860	11,420,847
Universal Electronics Inc.(a)(b)	202,871	6,704,887
William Lyon Homes, Class A(b)	189,485	4,396,052
		62,008,097
Household Products — 0.2%
WD-40 Co.	85,442	12,495,893
Insurance — 4.4%
American Equity Investment Life Holding Co.	1,260,261	45,369,396
AMERISAFE Inc.	154,757	8,937,217
eHealth Inc.(a)(b)	116,205	2,568,131
Employers Holdings Inc.	251,065	10,092,813
HCI Group Inc.	111,580	4,638,381
Horace Mann Educators Corp.	586,856	26,173,778
Infinity Property & Casualty Corp.(a)	156,221	22,238,059
James River Group Holdings Ltd.	204,242	8,024,668
Maiden Holdings Ltd.	869,522	6,738,795
Navigators Group Inc. (The)	310,156	17,678,892
ProAssurance Corp.	410,027	14,535,457
RLI Corp.	318,986	21,113,683
Safety Insurance Group Inc.	219,612	18,754,865
Selective Insurance Group Inc.	303,941	16,716,755
Stewart Information Services Corp.	341,346	14,701,772
United Fire Group Inc.	263,922	14,386,388
United Insurance Holdings Corp.	300,347	5,880,794
Universal Insurance Holdings Inc.	166,390	5,840,289
		264,390,133
Internet & Direct Marketing Retail — 0.3%
FTD Companies Inc.(a)(b)	257,554	1,195,050
Shutterfly Inc.(a)(b)	184,858	16,642,766
		17,837,816
Internet Software & Services — 0.8%
Alarm.com Holdings Inc.(a)(b)	166,256	6,713,417
Blucora Inc.(b)	671,646	24,850,902
Liquidity Services Inc.(a)(b)	379,574	2,486,210
LivePerson Inc.(b)	408,182	8,612,640

iShares® S&P Small-Cap 600 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Internet Software & Services (continued)
NIC Inc.	515,597	$ 8,017,534
		50,680,703
IT Services — 3.0%
CACI International Inc., Class A(b)	353,297	59,548,210
Cardtronics PLC, Class A(a)(b)	661,726	16,000,535
CSG Systems International Inc.	257,705	10,532,403
EVERTEC Inc.	531,412	11,611,352
ManTech International Corp./VA, Class A	377,900	20,270,556
Perficient Inc.(b)	504,798	13,311,523
Sykes Enterprises Inc.(b)	570,568	16,420,947
Travelport Worldwide Ltd.	1,803,480	33,436,519
		181,132,045
Leisure Products — 0.5%
Callaway Golf Co.(a)	440,595	8,358,087
Nautilus Inc.(a)(b)	234,808	3,686,486
Sturm Ruger & Co. Inc.(a)	142,527	7,981,512
Vista Outdoor Inc.(a)(b)	826,178	12,797,497
		32,823,582
Life Sciences Tools & Services — 0.3%
Cambrex Corp.(a)(b)	174,086	9,104,698
Luminex Corp.	273,473	8,075,658
		17,180,356
Machinery — 4.9%
Actuant Corp., Class A(a)	541,449	15,891,528
Astec Industries Inc.	274,614	16,421,917
Briggs & Stratton Corp.	617,952	10,882,135
Chart Industries Inc.(b)	443,997	27,385,735
CIRCOR International Inc.(a)	284,053	10,498,599
ESCO Technologies Inc.	134,902	7,783,845
Federal Signal Corp.	412,677	9,611,247
Franklin Electric Co. Inc.	271,420	12,241,042
Greenbrier Companies Inc. (The)	404,143	21,318,543
Hillenbrand Inc.	425,557	20,065,013
Lindsay Corp.	81,252	7,880,632
Lydall Inc.(b)	141,052	6,156,920
Mueller Industries Inc.	825,142	24,349,940
SPX Corp.(b)	614,620	21,542,431
SPX FLOW Inc.(b)	610,167	26,707,010
Standex International Corp.	89,407	9,137,395
Tennant Co.	152,515	12,048,685
Titan International Inc.	720,195	7,727,692
Wabash National Corp.(a)	397,205	7,411,845
Watts Water Technologies Inc., Class A	229,064	17,958,618
		293,020,772
Marine — 0.4%
Matson Inc.	610,452	23,429,148
Media — 1.1%
EW Scripps Co. (The), Class A, NVS(a)	372,737	4,990,948
Gannett Co. Inc.	1,621,399	17,348,969
Marcus Corp. (The)	280,049	9,101,593
New Media Investment Group Inc.	866,741	16,017,374
Scholastic Corp., NVS	394,036	17,459,735
		64,918,619
Metals & Mining — 1.7%
AK Steel Holding Corp.(a)(b)	4,516,480	19,601,523
Century Aluminum Co.(a)(b)	714,367	11,251,280
Haynes International Inc.	179,473	6,593,838
Kaiser Aluminum Corp.	239,068	24,889,370
Security	Shares	Value
Metals & Mining (continued)
Materion Corp.	287,665	$ 15,577,060
Olympic Steel Inc.(a)	130,643	2,666,424
SunCoke Energy Inc.(b)	930,087	12,463,166
TimkenSteel Corp.(b)	563,967	9,220,860
		102,263,521
Mortgage Real Estate Investment — 1.7%
Apollo Commercial Real Estate Finance Inc.(a)	1,605,305	29,344,975
ARMOUR Residential REIT Inc.(a)	543,012	12,386,104
Capstead Mortgage Corp.(a)	1,331,766	11,919,306
Invesco Mortgage Capital Inc.	1,602,178	25,474,630
New York Mortgage Trust Inc.(a)	1,617,094	9,718,735
PennyMac Mortgage Investment Trust(a)(c)	862,090	16,371,089
		105,214,839
Multi-Utilities — 0.5%
Avista Corp.	535,290	28,188,371
Multiline Retail — 0.2%
JC Penney Co. Inc.(a)(b)	4,503,117	10,537,294
Oil, Gas & Consumable Fuels — 3.6%
Carrizo Oil & Gas Inc.(a)(b)	1,114,999	31,052,722
Cloud Peak Energy Inc.(a)(b)	1,083,246	3,780,529
CONSOL Energy Inc.(b)	161,621	6,198,165
Denbury Resources Inc.(a)(b)	5,736,908	27,594,527
Green Plains Inc.	563,292	10,308,244
HighPoint Resources Corp.(b)	1,427,482	8,679,091
Par Pacific Holdings Inc.(a)(b)	364,488	6,334,801
PDC Energy Inc.(a)(b)	945,578	57,160,190
Penn Virginia Corp.(b)	76,853	6,524,051
Renewable Energy Group Inc.(a)(b)	467,122	8,338,128
REX American Resources Corp.(a)(b)	81,469	6,596,545
Ring Energy Inc.(a)(b)	519,499	6,556,077
SRC Energy Inc.(a)(b)	3,455,930	38,084,349
		217,207,419
Paper & Forest Products — 1.8%
Boise Cascade Co.(a)	558,120	24,947,964
Clearwater Paper Corp.(b)	238,340	5,505,654
KapStone Paper and Packaging Corp.	1,258,484	43,417,698
Neenah Inc.	131,977	11,198,248
PH Glatfelter Co.	628,277	12,307,946
Schweitzer-Mauduit International Inc.	256,730	11,224,236
		108,601,746
Personal Products — 0.2%
Avon Products Inc.(b)	6,351,300	10,289,106
Pharmaceuticals — 0.9%
Amphastar Pharmaceuticals Inc.(a)(b)	257,443	3,928,580
Depomed Inc.(a)(b)	531,624	3,545,932
Endo International PLC(b)	2,887,380	27,227,993
Lannett Co. Inc.(a)(b)	164,798	2,241,253
Medicines Co. (The)(a)(b)	484,034	17,764,048
		54,707,806
Professional Services — 1.5%
Forrester Research Inc.	57,240	2,401,218
FTI Consulting Inc.(a)(b)	540,911	32,714,297
Heidrick & Struggles International Inc.	272,244	9,528,540
Kelly Services Inc., Class A, NVS	440,534	9,889,989
Navigant Consulting Inc.(b)	648,740	14,363,104
Resources Connection Inc.	431,487	7,292,130

iShares® S&P Small-Cap 600 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
TrueBlue Inc.(b)	539,015	$ 14,526,454
		90,715,732
Real Estate Management & Development — 0.2%
RE/MAX Holdings Inc., Class A	255,376	13,394,471
Road & Rail — 0.7%
ArcBest Corp.(a)	367,308	16,785,976
Heartland Express Inc.(a)	429,420	7,965,741
Marten Transport Ltd.(a)	232,977	5,463,311
Saia Inc.(a)(b)	114,090	9,224,176
		39,439,204
Semiconductors & Semiconductor Equipment — 1.6%
Diodes Inc.(b)	551,181	18,999,209
DSP Group Inc.(a)(b)	324,294	4,037,460
Kopin Corp.(a)(b)	334,002	955,246
Nanometrics Inc.(a)(b)	103,042	3,648,717
PDF Solutions Inc.(a)(b)	250,730	3,003,746
Photronics Inc.(a)(b)	996,762	7,949,177
Power Integrations Inc.(a)	155,945	11,391,782
Semtech Corp.(b)	349,047	16,422,661
SolarEdge Technologies Inc.(a)(b)	232,356	11,118,235
Ultra Clean Holdings Inc.(b)	170,375	2,828,225
Veeco Instruments Inc.(a)(b)	702,546	10,011,281
Xperi Corp.	438,353	7,057,483
		97,423,222
Software — 1.0%
8x8 Inc.(b)	613,570	12,302,078
Agilysys Inc.(b)	116,139	1,800,155
MicroStrategy Inc., Class A(b)	68,445	8,743,849
Monotype Imaging Holdings Inc.	234,506	4,760,472
OneSpan Inc.(b)	432,376	8,496,188
TiVo Corp.	1,764,518	23,732,767
		59,835,509
Specialty Retail — 6.1%
Abercrombie & Fitch Co., Class A	969,746	23,739,382
Asbury Automotive Group Inc.(a)(b)	262,750	18,011,512
Ascena Retail Group Inc.(a)(b)	2,441,390	9,728,939
Barnes & Noble Education Inc.(b)	544,890	3,073,180
Barnes & Noble Inc.	830,810	5,275,643
Big 5 Sporting Goods Corp.(a)	292,030	2,219,428
Buckle Inc. (The)(a)	404,266	10,874,755
Caleres Inc.	617,416	21,232,936
Cato Corp. (The), Class A	328,876	8,096,927
Chico's FAS Inc.	1,845,673	15,023,778
Children's Place Inc. (The)	73,467	8,874,814
DSW Inc., Class A	1,035,386	26,733,667
Express Inc.(a)(b)	1,079,576	9,878,120
Francesca's Holdings Corp.(a)(b)	491,825	3,713,279
GameStop Corp., Class A(a)	1,459,610	21,266,518
Genesco Inc.(a)(b)	286,257	11,364,403
Group 1 Automotive Inc.	282,027	17,767,701
Guess? Inc.	834,612	17,860,697
Haverty Furniture Companies Inc.	274,605	5,931,468
Hibbett Sports Inc.(a)(b)	271,220	6,210,938
Kirkland's Inc.(a)(b)	224,928	2,618,162
Lithia Motors Inc., Class A	168,139	15,900,905
Lumber Liquidators Holdings Inc.(a)(b)	171,744	4,181,966
MarineMax Inc.(b)	318,888	6,042,928
Monro Inc.	469,304	27,266,562
Security	Shares	Value
Specialty Retail (continued)
Office Depot Inc.	7,340,752	$ 18,718,918
Rent-A-Center Inc./TX(a)	766,110	11,277,139
Shoe Carnival Inc.	154,471	5,012,584
Sonic Automotive Inc., Class A	348,915	7,187,649
Tailored Brands Inc.	348,952	8,905,255
Tile Shop Holdings Inc.	498,255	3,836,564
Vitamin Shoppe Inc.(a)(b)	355,930	2,473,714
Zumiez Inc.(b)	260,520	6,526,026
		366,826,457
Technology Hardware, Storage & Peripherals — 1.4%
3D Systems Corp.(a)(b)	1,628,913	22,495,288
Cray Inc.(a)(b)	582,837	14,337,790
Diebold Nixdorf Inc.(a)	1,093,286	13,064,768
Electronics For Imaging Inc.(a)(b)	640,654	20,859,694
Super Micro Computer Inc.(a)(b)	545,332	12,897,102
		83,654,642
Textiles, Apparel & Luxury Goods — 2.7%
Crocs Inc.(a)(b)	332,686	5,858,600
Fossil Group Inc.(a)(b)	627,770	16,868,180
G-III Apparel Group Ltd.(a)(b)	597,252	26,517,989
Movado Group Inc.	223,065	10,774,040
Oxford Industries Inc.	242,518	20,124,144
Perry Ellis International Inc.(a)(b)	179,494	4,876,852
Steven Madden Ltd.	320,674	17,027,789
Unifi Inc.(b)	244,203	7,741,235
Vera Bradley Inc.(b)	268,405	3,768,406
Wolverine World Wide Inc.	1,357,154	47,188,245
		160,745,480
Thrifts & Mortgage Finance — 1.4%
Dime Community Bancshares Inc.	261,706	5,103,267
HomeStreet Inc.(a)(b)	387,800	10,451,210
Northfield Bancorp. Inc.	268,577	4,463,750
Northwest Bancshares Inc.	1,472,506	25,606,879
Oritani Financial Corp.	572,518	9,274,792
Provident Financial Services Inc.	875,262	24,095,963
TrustCo Bank Corp. NY	754,679	6,716,643
		85,712,504
Tobacco — 0.4%
Universal Corp./VA	355,984	23,512,743
Trading Companies & Distributors — 1.4%
Applied Industrial Technologies Inc.	551,970	38,720,696
DXP Enterprises Inc./TX(b)	227,595	8,694,129
Kaman Corp.	398,893	27,798,853
Veritiv Corp.(a)(b)	160,672	6,402,779
		81,616,457
Water Utilities — 0.3%
American States Water Co.	196,468	11,230,111
California Water Service Group	251,121	9,781,163
		21,011,274
Wireless Telecommunication Services — 0.1%
Spok Holdings Inc.	286,994	4,319,260
Total Common Stocks — 99.8% (Cost: $5,433,234,856)		6,015,713,249

iShares® S&P Small-Cap 600 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Investments
Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	428,465,659	$ 428,551,352
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	28,471,642	28,471,642
		457,022,994
Total Short-Term Investments — 7.6% (Cost: $456,958,440)		457,022,994
Total Investments in Securities — 107.4% (Cost: $5,890,193,296)		6,472,736,243
Other Assets, Less Liabilities — (7.4)%		(447,377,639)
Net Assets — 100.0%		$ 6,025,358,604
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	454,337,871	—	(25,872,212) (a)	428,465,659	$428,551,352	$1,025,702 (b)	$ (2,772)	$ 89,065
BlackRock Cash Funds: Treasury, SL Agency Shares	3,734,596	24,737,046 (a)	—	28,471,642	28,471,642	35,336	—	—
PennyMac Mortgage Investment Trust	821,809	107,541	(67,260)	862,090	16,371,089	372,703	63,182	708,411
					$473,394,083	$1,433,741	$ 60,410	$ 797,476

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-mini	235	09/21/18	$ 19,358	$ (133,718)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® S&P Small-Cap 600 Value ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,015,713,249	$ —	$ —	$6,015,713,249
Money Market Funds	457,022,994	—	—	457,022,994
	$6,472,736,243	$ —	$ —	$6,472,736,243
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (133,718)	$ —	$ —	$ (133,718)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® U.S. Aerospace & Defense ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 96.9%
AAR Corp.	1,215,783	$ 56,521,752
Aerojet Rocketdyne Holdings Inc.(a)(b)	2,324,755	68,557,025
Aerovironment Inc.(a)(b)	878,035	62,718,040
Arconic Inc.	7,069,208	120,247,228
Astronics Corp.(a)(b)	1,156,675	41,605,600
Axon Enterprise Inc.(a)(b)	1,345,187	84,988,915
Boeing Co. (The)	1,706,013	572,384,422
BWX Technologies Inc.	1,768,376	110,205,192
Cubic Corp.(b)	881,579	56,597,372
Curtiss-Wright Corp.	851,952	101,399,327
Engility Holdings Inc.(a)(b)	1,108,593	33,967,290
Esterline Technologies Corp.(a)	869,810	64,191,978
General Dynamics Corp.	1,666,784	310,705,205
Harris Corp.	1,266,154	183,009,899
HEICO Corp.(b)	1,069,654	78,009,848
HEICO Corp., Class A(b)	1,563,408	95,289,733
Hexcel Corp.(b)	1,614,944	107,199,983
Huntington Ingalls Industries Inc.	643,791	139,567,451
KLX Inc.(a)	1,220,995	87,789,540
Kratos Defense & Security Solutions Inc.(a)(b)	4,027,176	46,352,796
L3 Technologies Inc.	900,868	173,254,934
Lockheed Martin Corp.	1,249,996	369,286,318
Mercury Systems Inc.(a)(b)	1,668,022	63,484,917
Moog Inc., Class A	914,234	71,273,683
National Presto Industries Inc.	311,671	38,647,204
Northrop Grumman Corp.	1,026,266	315,782,048
Raytheon Co.	1,651,949	319,123,508
Rockwell Collins Inc.	1,565,615	210,857,028
Spirit AeroSystems Holdings Inc., Class A(b)	1,647,457	141,533,031
Teledyne Technologies Inc.(a)(b)	598,884	119,213,849
Textron Inc.	2,776,809	183,019,481
TransDigm Group Inc.(b)	545,852	188,395,359
Triumph Group Inc.(b)	2,307,124	45,219,630
United Technologies Corp.	3,429,912	428,841,897
Security	Shares	Value
Aerospace & Defense (continued)
Wesco Aircraft Holdings Inc.(a)(b)	3,366,835	$ 37,876,894
		5,127,118,377
Industrial Machinery — 1.5%
RBC Bearings Inc.(a)(b)	632,687	81,496,413
Leisure Products — 1.6%
American Outdoor Brands Corp.(a)(b)(c)	3,094,735	37,229,662
Sturm Ruger & Co. Inc.(b)	800,836	44,846,816
		82,076,478
Total Common Stocks — 100.0% (Cost: $4,738,671,858)		5,290,691,268
Short-Term Investments
Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	192,683,422	192,721,959
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	14,336,985	14,336,985
		207,058,944
Total Short -Term Investments — 3.9% (Cost: $207,030,232)		207,058,944
Total Investments in Securities — 103.9% (Cost: $4,945,702,090)		5,497,750,212
Other Assets, Less Liabilities — (3.9)%		(206,435,635)
Net Assets — 100.0%		$ 5,291,314,577

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
American Outdoor Brands Corp.	3,496,648	462,218	(864,131)	3,094,735	$ 37,229,662	$ —	$ (3,115,560)	$ 9,654,752
BlackRock Cash Funds: Institutional, SL Agency Shares	157,959,111	34,724,311 (a)	—	192,683,422	192,721,959	208,279 (b)	1,505	41,547
BlackRock Cash Funds: Treasury, SL Agency Shares	3,004,338	11,332,647 (a)	—	14,336,985	14,336,985	16,452	—	—
Sturm Ruger & Co. Inc. (c)	898,694	99,261	(197,119)	800,836	44,846,816	298,500	440,437	3,182,156
					$289,135,422	$523,231	$(2,673,618)	$ 12,878,455

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
(c)	The Fund held less than 5% at the end of the period.

iShares® U.S. Aerospace & Defense ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,290,691,268	$ —	$ —	$5,290,691,268
Money Market Funds	207,058,944	—	—	207,058,944
	$5,497,750,212	$ —	$ —	$5,497,750,212

iShares® U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Asset Management & Custody Banks — 1.1%
Diamond Hill Investment Group Inc.	25,631	$ 4,983,435
Financial Exchanges & Data — 28.4%
Cboe Global Markets Inc.	189,132	19,682,967
CME Group Inc.	234,157	38,383,016
Intercontinental Exchange Inc.	467,022	34,349,468
MarketAxess Holdings Inc.(a)	76,420	15,120,461
Nasdaq Inc.	198,384	18,106,508
		125,642,420
Investment Banking & Brokerage — 70.4%
BGC Partners Inc., Class A	918,026	10,392,054
Charles Schwab Corp. (The)	755,975	38,630,322
Cowen Inc.(a)(b)	273,221	3,784,111
E*TRADE Financial Corp.(b)	351,039	21,469,545
Evercore Inc., Class A	112,796	11,894,338
Goldman Sachs Group Inc. (The)	203,158	44,810,560
Greenhill & Co. Inc.(a)	175,198	4,975,623
Houlihan Lokey Inc.	165,864	8,495,554
Interactive Brokers Group Inc., Class A	185,899	11,973,755
INTL. FCStone Inc.(a)(b)	109,663	5,670,674
Investment Technology Group Inc.	242,835	5,080,108
Lazard Ltd., Class A	283,569	13,869,360
LPL Financial Holdings Inc.	203,314	13,325,200
Moelis & Co., Class A	147,887	8,673,573
Morgan Stanley	850,454	40,311,520
Piper Jaffray Companies	83,979	6,453,786
PJT Partners Inc., Class A	114,175	6,095,803
Raymond James Financial Inc.	201,745	18,025,916
Stifel Financial Corp.	199,865	10,442,946
Security	Shares	Value
Investment Banking & Brokerage (continued)
TD Ameritrade Holding Corp.	366,061	$ 20,049,161
Virtu Financial Inc., Class A	267,686	7,107,063
		311,530,972
Total Common Stocks — 99.9% (Cost: $433,791,846)		442,156,827
Short-Term Investments
Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	18,912,240	18,916,023
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	1,744,307	1,744,307
		20,660,330
Total Short -Term Investments — 4.6% (Cost: $20,658,980)		20,660,330
Total Investments in Securities — 104.5% (Cost: $454,450,826)		462,817,157
Other Assets, Less Liabilities — (4.5)%		(20,097,957)
Net Assets — 100.0%		$ 442,719,200

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,277,892	14,634,348	18,912,240	$18,916,023	$12,109 (a)	$ (47)	$ 1,625
BlackRock Cash Funds: Treasury, SL Agency Shares	333,206	1,411,101	1,744,307	1,744,307	1,643	—	—
				$20,660,330	$13,752	$ (47)	$ 1,625

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$442,156,827	$ —	$ —	$442,156,827
Money Market Funds	20,660,330	—	—	20,660,330
	$462,817,157	$ —	$ —	$462,817,157

iShares® U.S. Healthcare Providers ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Health Care Facilities — 17.4%
Acadia Healthcare Co. Inc.(a)(b)	194,748	$ 7,967,141
Brookdale Senior Living Inc.(a)(b)	613,328	5,575,151
Capital Senior Living Corp.(a)(b)	204,443	2,181,407
Community Health Systems Inc.(a)(b)	687,552	2,282,673
Encompass Health Corp.	168,744	11,427,344
Ensign Group Inc. (The)	150,502	5,390,982
HCA Healthcare Inc.	236,125	24,226,425
Kindred Healthcare Inc.(a)	391,628	3,524,652
LifePoint Health Inc.(a)(b)	111,984	5,464,819
National HealthCare Corp.	51,613	3,632,523
Select Medical Holdings Corp.(a)	322,655	5,856,188
Tenet Healthcare Corp.(a)	202,146	6,786,041
U.S. Physical Therapy Inc.	47,655	4,574,880
Universal Health Services Inc., Class B	121,221	13,508,868
		102,399,094
Health Care Services — 31.7%
Amedisys Inc.(a)(b)	79,993	6,836,202
Chemed Corp.	30,244	9,732,822
CorVel Corp.(a)	55,315	2,987,010
CVS Health Corp.	586,371	37,732,974
DaVita Inc.(a)	199,225	13,834,184
Diplomat Pharmacy Inc.(a)(b)	182,610	4,667,511
Envision Healthcare Corp.(a)(b)	228,434	10,053,380
Express Scripts Holding Co.(a)(b)	396,003	30,575,391
Laboratory Corp. of America Holdings(a)	106,179	19,062,316
LHC Group Inc.(a)	81,254	6,954,530
MEDNAX Inc.(a)	194,653	8,424,582
Premier Inc., Class A(a)(b)	165,684	6,027,584
Providence Service Corp. (The)(a)	50,154	3,939,597
Quest Diagnostics Inc.	158,649	17,441,871
R1 RCM Inc.(a)	390,723	3,391,476
Tivity Health Inc.(a)(b)	131,714	4,636,333
		186,297,763
Health Care Technology — 4.4%
Cotiviti Holdings Inc.(a)	132,175	5,832,883
HealthStream Inc.	124,032	3,387,314
HMS Holdings Corp.(a)	256,628	5,548,297
Inovalon Holdings Inc., Class A(a)(b)	318,429	3,160,408
Teladoc Inc.(a)	133,599	7,755,422
		25,684,324
Security	Shares	Value
Life Sciences Tools & Services — 0.6%
NeoGenomics Inc.(a)(b)	282,857	$ 3,708,255
Managed Health Care — 46.9%
Aetna Inc.	201,358	36,949,193
Anthem Inc.	156,415	37,231,462
Centene Corp.(a)	188,732	23,253,670
Cigna Corp.	174,416	29,641,999
HealthEquity Inc.(a)(b)	110,604	8,306,360
Humana Inc.	100,833	30,010,926
Magellan Health Inc.(a)	68,586	6,580,827
Molina Healthcare Inc.(a)(b)	101,772	9,967,550
Triple-S Management Corp., Class B(a)	103,647	4,048,452
UnitedHealth Group Inc.	304,015	74,587,040
WellCare Health Plans Inc.(a)	62,347	15,352,325
		275,929,804
Total Common Stocks — 101.0% (Cost: $562,787,592)		594,019,240
Short-Term Investments
Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	50,619,154	50,629,278
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	66,604	66,604
		50,695,882
Total Short -Term Investments — 8.6% (Cost: $50,688,467)		50,695,882
Total Investments in Securities — 109.6% (Cost: $613,476,059)		644,715,122
Other Assets, Less Liabilities — (9.6)%		(56,600,460)
Net Assets — 100.0%		$ 588,114,662

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	43,444,813	7,174,341	50,619,154	$50,629,278	$36,772 (a)	$ (429)	$ 9,371
BlackRock Cash Funds: Treasury, SL Agency Shares	254,340	(187,736)	66,604	66,604	2,666	—	—
				$50,695,882	$39,438	$ (429)	$ 9,371

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® U.S. Healthcare Providers ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$594,019,240	$ —	$ —	$594,019,240
Money Market Funds	50,695,882	—	—	50,695,882
	$644,715,122	$ —	$ —	$644,715,122

iShares® U.S. Home Construction ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Building Products — 14.9%
American Woodmark Corp.(a)	98,864	$ 9,050,999
Builders FirstSource Inc.(a)	601,006	10,992,400
Fortune Brands Home & Security Inc.	318,038	17,075,460
JELD-WEN Holding Inc.(a)(b)	391,439	11,191,241
Lennox International Inc.	86,185	17,249,928
Masco Corp.	539,429	20,185,433
Masonite International Corp.(a)(b)	164,641	11,829,456
Owens Corning	276,134	17,498,611
PGT Innovations Inc.(a)(b)	432,149	9,010,307
Quanex Building Products Corp.	399,484	7,170,738
Simpson Manufacturing Co. Inc.	191,498	11,909,261
Trex Co. Inc.(a)	222,517	13,927,339
Universal Forest Products Inc.	309,806	11,345,096
USG Corp.(a)	335,287	14,457,575
		182,893,844
Construction Materials — 1.2%
Eagle Materials Inc.	142,942	15,004,622
Forest Products — 1.1%
Louisiana-Pacific Corp.	490,423	13,349,314
Home Furnishings — 3.8%
Ethan Allen Interiors Inc.	308,345	7,554,453
Leggett & Platt Inc.	374,782	16,730,268
Mohawk Industries Inc.(a)(b)	103,753	22,231,155
		46,515,876
Home Improvement Retail — 9.8%
Floor & Decor Holdings Inc., Class A(a)(b)	226,599	11,178,129
Home Depot Inc. (The)	289,662	56,513,056
Lowe's Companies Inc.	403,242	38,537,838
Lumber Liquidators Holdings Inc.(a)(b)	333,845	8,129,126
Tile Shop Holdings Inc.	735,939	5,666,730
		120,024,879
Homebuilding — 64.4%
Beazer Homes USA Inc.(a)(b)	370,111	5,459,137
Cavco Industries Inc.(a)	93,606	19,437,286
Century Communities Inc.(a)(b)	262,369	8,277,742
DR Horton Inc.	3,780,147	154,986,027
Hovnanian Enterprises Inc., Class A(a)(b)	1,386,442	2,259,900
Installed Building Products Inc.(a)(b)	229,694	12,989,196
KB Home	929,483	25,319,117
Lennar Corp., Class A	3,011,385	158,097,712
Lennar Corp., Class B	170,397	7,274,248
LGI Homes Inc.(a)(b)	199,219	11,500,913
Security	Shares	Value
Homebuilding (continued)
M/I Homes Inc.(a)	314,634	$ 8,331,508
MDC Holdings Inc.	494,955	15,229,765
Meritage Homes Corp.(a)	420,505	18,481,195
NVR Inc.(a)(b)	37,089	110,167,311
PulteGroup Inc.(b)	2,891,194	83,121,828
Taylor Morrison Home Corp., Class A(a)(b)	1,225,084	25,457,246
Toll Brothers Inc.	1,554,038	57,483,866
TopBuild Corp.(a)(b)	392,440	30,743,750
TRI Pointe Group Inc.(a)(b)	1,672,094	27,355,458
William Lyon Homes, Class A(a)(b)	307,007	7,122,562
		789,095,767
Specialty Chemicals — 2.5%
Sherwin-Williams Co. (The)	73,669	30,025,274
Trading Companies & Distributors — 2.3%
Beacon Roofing Supply Inc.(a)(b)	300,744	12,817,709
Watsco Inc.	87,845	15,661,007
		28,478,716
Total Common Stocks — 100.0% (Cost: $1,386,331,396)		1,225,388,292
Short-Term Investments
Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	31,434,832	31,441,119
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	2,012,155	2,012,155
		33,453,274
Total Short -Term Investments — 2.7% (Cost: $33,448,398)		33,453,274
Total Investments in Securities — 102.7% (Cost: $1,419,779,794)		1,258,841,566
Other Assets, Less Liabilities — (2.7)%		(32,864,919)
Net Assets — 100.0%		$ 1,225,976,647

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® U.S. Home Construction ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	83,620,688	(52,185,856)	31,434,832	$ 31,441,119	$30,999 (a)	$ (508)	$ 6,509
BlackRock Cash Funds: Treasury, SL Agency Shares	802,683	1,209,472	2,012,155	2,012,155	5,341	—	—
				$33,453,274	$36,340	$ (508)	$ 6,509

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,225,388,292	$ —	$ —	$1,225,388,292
Money Market Funds	33,453,274	—	—	33,453,274
	$1,258,841,566	$ —	$ —	$1,258,841,566

iShares® U.S. Infrastructure ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Building Products — 7.7%
Advanced Drainage Systems Inc.	510	$ 14,560
Apogee Enterprises Inc.	341	16,426
Armstrong World Industries Inc.(a)	235	14,852
Builders FirstSource Inc.(a)	753	13,772
Continental Building Products Inc.(a)	479	15,112
CSW Industrials Inc.(a)	296	15,644
Gibraltar Industries Inc.(a)	383	14,363
Insteel Industries Inc.	469	15,665
NCI Building Systems Inc.(a)	664	13,944
Owens Corning	235	14,892
Simpson Manufacturing Co. Inc.	230	14,304
Trex Co. Inc.(a)	236	14,771
Universal Forest Products Inc.	389	14,245
USG Corp.(a)	367	15,825
		208,375
Chemicals — 7.0%
AdvanSix Inc.(a)	384	14,066
Eastman Chemical Co.	140	13,994
Hawkins Inc.	422	14,918
Ingevity Corp.(a)	186	15,040
Koppers Holdings Inc.(a)	354	13,576
LyondellBasell Industries NV, Class A	129	14,171
Olin Corp.	462	13,269
OMNOVA Solutions Inc.(a)	1,471	15,298
PolyOne Corp.	347	14,997
PQ Group Holdings Inc.(a)	854	15,372
Tredegar Corp.	632	14,852
Tronox Ltd., Class A	805	15,842
Westlake Chemical Corp.	130	13,992
		189,387
Commercial Services & Supplies — 1.2%
Team Inc.(a)	720	16,632
Tetra Tech Inc.	268	15,678
		32,310
Construction & Engineering — 8.2%
AECOM(a)	438	14,467
Aegion Corp.(a)	585	15,064
Argan Inc.	395	16,175
EMCOR Group Inc.	196	14,931
Fluor Corp.	302	14,732
Granite Construction Inc.	262	14,583
Jacobs Engineering Group Inc.	228	14,476
MasTec Inc.(a)	303	15,377
MYR Group Inc.(a)	390	13,829
NV5 Global Inc.(a)	234	16,216
Primoris Services Corp.	540	14,704
Quanta Services Inc.(a)	415	13,861
Sterling Construction Co. Inc.(a)	1,121	14,607
Tutor Perini Corp.(a)	757	13,967
Valmont Industries Inc.	100	15,075
		222,064
Construction Materials — 2.6%
Eagle Materials Inc.	134	14,066
Martin Marietta Materials Inc.	66	14,740
Summit Materials Inc., Class A(a)	551	14,464
U.S. Concrete Inc.(a)	251	13,177
Security	Shares	Value
Construction Materials (continued)
Vulcan Materials Co.	116	$ 14,971
		71,418
Distributors — 0.6%
Pool Corp.	102	15,453
Electric Utilities — 17.7%
Alliant Energy Corp.	496	20,991
American Electric Power Co. Inc.	306	21,190
Avangrid Inc.	385	20,378
Duke Energy Corp.	265	20,956
Edison International	327	20,689
El Paso Electric Co.	348	20,567
Entergy Corp.	255	20,601
Evergy Inc.	372	20,888
Eversource Energy	364	21,334
FirstEnergy Corp.	578	20,756
Hawaiian Electric Industries Inc.	594	20,374
IDACORP Inc.	225	20,754
MGE Energy Inc.	340	21,437
NextEra Energy Inc.	124	20,712
OGE Energy Corp.	575	20,246
Otter Tail Corp.	429	20,420
PG&E Corp.	470	20,003
Pinnacle West Capital Corp.	261	21,026
PNM Resources Inc.	542	21,084
Portland General Electric Co.	480	20,525
PPL Corp.	744	21,241
Southern Co. (The)	444	20,562
Xcel Energy Inc.	457	20,876
		477,610
Energy Equipment & Services — 2.0%
Covia Holdings Corp.(a)(b)	683	12,676
Matrix Service Co.(a)	796	14,607
McDermott International Inc.(a)	734	14,423
U.S. Silica Holdings Inc.	521	13,385
		55,091
Gas Utilities — 6.9%
Atmos Energy Corp.	230	20,732
Chesapeake Utilities Corp.	256	20,467
New Jersey Resources Corp.	479	21,435
Northwest Natural Gas Co.	335	21,373
ONE Gas Inc.	275	20,554
South Jersey Industries Inc.	651	21,789
Southwest Gas Holdings Inc.	266	20,288
Spire Inc.	291	20,559
WGL Holdings Inc.	220	19,525
		186,722
Household Durables — 0.6%
Leggett & Platt Inc.	346	15,445
Independent Power and Renewable Electricity Producers — 1.4%
NRG Energy Inc.	572	17,560
Vistra Energy Corp.(a)	797	18,857
		36,417
Industrial Conglomerates — 0.6%
Carlisle Companies Inc.	137	14,838
Machinery — 6.1%
American Railcar Industries Inc.	380	15,002
Astec Industries Inc.	253	15,130

iShares® U.S. Infrastructure ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Columbus McKinnon Corp./NY	360	$ 15,610
EnPro Industries Inc.	200	13,990
Global Brass & Copper Holdings Inc.	474	14,860
Greenbrier Companies Inc. (The)	309	16,300
Mueller Industries Inc.	485	14,312
NN Inc.	749	14,156
Oshkosh Corp.	205	14,416
Terex Corp.	365	15,399
Trinity Industries Inc.	440	15,074
		164,249
Metals & Mining — 7.8%
AK Steel Holding Corp.(a)	3,194	13,863
Allegheny Technologies Inc.(a)	535	13,439
Carpenter Technology Corp.	268	14,089
Century Aluminum Co.(a)	888	13,986
Cleveland-Cliffs Inc.(a)	1,794	15,123
Commercial Metals Co.	624	13,173
Compass Minerals International Inc.	226	14,860
Haynes International Inc.	364	13,373
Kaiser Aluminum Corp.	136	14,159
Nucor Corp.	228	14,250
Reliance Steel & Aluminum Co.	161	14,094
Steel Dynamics Inc.	300	13,785
TimkenSteel Corp.(a)	845	13,816
U.S. Steel Corp.	408	14,178
Worthington Industries Inc.	318	13,346
		209,534
Multi-Utilities — 13.0%
Ameren Corp.	342	20,811
Avista Corp.	369	19,432
Black Hills Corp.	343	20,995
CenterPoint Energy Inc.	758	21,004
CMS Energy Corp.	451	21,323
Consolidated Edison Inc.	268	20,899
Dominion Energy Inc.	310	21,136
DTE Energy Co.	202	20,933
MDU Resources Group Inc.	541	15,516
NiSource Inc.	816	21,444
NorthWestern Corp.	373	21,354
Public Service Enterprise Group Inc.	375	20,303
SCANA Corp.	533	20,531
Sempra Energy	191	22,177
Unitil Corp.	407	20,773
Vectren Corp.	275	19,649
WEC Energy Group Inc.	329	21,270
		349,550
Oil, Gas & Consumable Fuels — 4.4%
Antero Midstream GP LP	1,017	19,181
EnLink Midstream LLC	1,165	19,164
Kinder Morgan Inc./DE	1,161	20,515
ONEOK Inc.	282	19,692
Targa Resources Corp.	395	19,549
Williams Companies Inc. (The)	730	19,790
		117,891
Security	Shares	Value
Paper & Forest Products — 1.0%
Boise Cascade Co.	314	$ 14,036
Louisiana-Pacific Corp.	508	13,828
		27,864
Road & Rail — 2.8%
CSX Corp.	289	18,432
Kansas City Southern	177	18,755
Norfolk Southern Corp.	126	19,010
Union Pacific Corp.	135	19,127
		75,324
Trading Companies & Distributors — 1.6%
BMC Stock Holdings Inc.(a)	705	14,699
H&E Equipment Services Inc.	400	15,044
United Rentals Inc.(a)	89	13,138
		42,881
Water Utilities — 6.7%
American States Water Co.	346	19,777
American Water Works Co. Inc.	246	21,003
Aqua America Inc.	575	20,229
Cadiz Inc.(a)	1,617	21,183
California Water Service Group	501	19,514
Connecticut Water Service Inc.	301	19,661
Middlesex Water Co.	455	19,187
SJW Group	294	19,469
York Water Co. (The)	627	19,939
		179,962
Total Common Stocks — 99.9% (Cost: $2,563,227)		2,692,385
Short-Term Investments
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	2,341	2,341
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	11,614	11,614
		13,955
Total Short-Term Investments — 0.5% (Cost: $13,955)		13,955
Total Investments in Securities — 100.4% (Cost: $2,577,182)		2,706,340
Other Assets, Less Liabilities — (0.4)%		(10,842)
Net Assets — 100.0%		$ 2,695,498

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® U.S. Infrastructure ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 04/03/18(a)	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	2,341	2,341	$ 2,341	$ 0(b)	$ —	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	11,613	11,614	11,614	21	—	—
				$ 13,955	$ 21	$ —	$ —

(a)	The Fund commenced operations on April 03, 2018.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,692,385	$ —	$ —	$2,692,385
Money Market Funds	13,955	—	—	13,955
	$2,706,340	$ —	$ —	$2,706,340

iShares® U.S. Insurance ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Insurance Brokers — 3.3%
Arthur J Gallagher & Co.	35,410	$ 2,311,565
Brown & Brown Inc.	47,781	1,324,967
		3,636,532
Life & Health Insurance — 30.9%
Aflac Inc.	133,771	5,754,828
American Equity Investment Life Holding Co.	20,217	727,812
Athene Holding Ltd., Class A, NVS(a)	26,739	1,172,238
Brighthouse Financial Inc.(a)	25,975	1,040,818
CNO Financial Group Inc.	37,501	714,019
FBL Financial Group Inc., Class A	2,608	205,380
Genworth Financial Inc., Class A(a)	119,041	535,685
Lincoln National Corp.	41,541	2,585,927
MetLife Inc.	169,881	7,406,812
National Western Life Group Inc., Class A	605	185,892
Primerica Inc.	9,547	950,881
Principal Financial Group Inc.	50,519	2,674,981
Prudential Financial Inc.	71,244	6,662,026
Torchmark Corp.	21,206	1,726,380
Trupanion Inc.(a)(b)	5,496	212,146
Unum Group	44,644	1,651,382
		34,207,207
Multi-line Insurance — 16.6%
American Financial Group Inc./OH	14,178	1,521,725
American International Group Inc.	149,850	7,945,047
American National Insurance Co.	2,205	263,696
Assurant Inc.	11,283	1,167,678
Hartford Financial Services Group Inc. (The)	66,336	3,391,760
Horace Mann Educators Corp.	9,761	435,340
Kemper Corp.	10,758	813,843
Loews Corp.	50,504	2,438,333
National General Holdings Corp.	14,776	389,052
		18,366,474
Other Diversified Financial Services — 1.4%
Voya Financial Inc.	33,950	1,595,650
Property & Casualty Insurance — 46.1%
Allstate Corp. (The)	61,265	5,591,656
Ambac Financial Group Inc.(a)(b)	11,130	220,930
AMERISAFE Inc.	4,837	279,337
AmTrust Financial Services Inc.	23,384	340,705
Arch Capital Group Ltd.(a)	79,972	2,116,059
Argo Group International Holdings Ltd.	7,981	464,095
Assured Guaranty Ltd.	24,568	877,815
Axis Capital Holdings Ltd.	17,966	999,269
Chubb Ltd.	75,781	9,625,703
Cincinnati Financial Corp.	29,496	1,972,102
CNA Financial Corp.	6,759	308,751
Employers Holdings Inc.	8,124	326,585
Erie Indemnity Co., Class A, NVS	4,360	511,254
Security	Shares	Value
Property & Casualty Insurance (continued)
First American Financial Corp.	23,488	$ 1,214,799
Hanover Insurance Group Inc. (The)	9,089	1,086,681
Infinity Property & Casualty Corp.	2,651	377,370
James River Group Holdings Ltd.	7,502	294,753
Kinsale Capital Group Inc.	5,003	274,465
Markel Corp.(a)	2,631	2,852,925
MBIA Inc.(a)	23,788	215,043
Mercury General Corp.	8,802	401,019
Navigators Group Inc. (The)	5,570	317,490
Old Republic International Corp.	53,373	1,062,656
ProAssurance Corp.	12,648	448,372
Progressive Corp. (The)	100,301	5,932,804
RLI Corp.	8,956	592,798
Safety Insurance Group Inc.	3,790	323,666
Selective Insurance Group Inc.	13,092	720,060
State Auto Financial Corp.	4,515	135,044
Travelers Companies Inc. (The)	46,784	5,723,554
United Fire Group Inc.	5,314	289,666
Universal Insurance Holdings Inc.	8,216	288,382
White Mountains Insurance Group Ltd.	692	627,374
WR Berkley Corp.	19,719	1,427,853
XL Group Ltd.	49,227	2,754,251
		50,995,286
Reinsurance — 1.6%
Alleghany Corp.	3,073	1,766,883
Total Common Stocks — 99.9% (Cost: $105,325,362)		110,568,032
Short-Term Investments
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	351,048	351,118
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	720,882	720,882
		1,072,000
Total Short -Term Investments — 1.0% (Cost: $1,071,936)		1,072,000
Total Investments in Securities — 100.9% (Cost: $106,397,298)		111,640,032
Other Assets, Less Liabilities — (0.9)%		(952,516)
Net Assets — 100.0%		$ 110,687,516

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® U.S. Insurance ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	544,091	(193,043)	351,048	$ 351,118	$ 4,719(a)	$ 207	$ 116
BlackRock Cash Funds: Treasury, SL Agency Shares	132,971	587,911	720,882	720,882	342	—	—
				$1,072,000	$ 5,061	$ 207	$ 116

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$ 110,568,032	$ —	$ —	$ 110,568,032
Money Market Funds	1,072,000	—	—	1,072,000
	$ 111,640,032	$ —	$ —	$ 111,640,032
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® U.S. Medical Devices ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Health Care Equipment — 88.5%
Abaxis Inc.	167,527	$ 13,906,416
Abbott Laboratories	3,091,132	188,528,141
ABIOMED Inc.(a)	142,868	58,440,155
Accuray Inc.(a)(b)	1,101,626	4,516,667
AngioDynamics Inc.(a)(b)	368,226	8,189,346
AtriCure Inc.(a)(b)	321,454	8,695,331
AxoGen Inc.(a)(b)	252,514	12,688,828
Baxter International Inc.	1,276,458	94,253,659
Becton Dickinson and Co.	578,730	138,640,559
Boston Scientific Corp.(a)	3,408,675	111,463,672
Cantel Medical Corp.(b)	206,866	20,347,340
Cardiovascular Systems Inc.(a)	304,646	9,852,252
CONMED Corp.	185,763	13,597,852
CryoLife Inc.(a)	318,387	8,867,078
Danaher Corp.	1,321,751	130,430,389
DexCom Inc.(a)(b)	385,419	36,607,097
Edwards Lifesciences Corp.(a)	588,727	85,700,989
Glaukos Corp.(a)(b)	268,749	10,921,959
Globus Medical Inc., Class A(a)	406,515	20,512,747
Heska Corp.(a)	69,587	7,222,435
Hill-Rom Holdings Inc.	320,160	27,962,774
Hologic Inc.(a)(b)	1,105,092	43,927,407
IDEXX Laboratories Inc.(a)	284,072	61,910,652
Inogen Inc.(a)	104,714	19,511,360
Insulet Corp.(a)	293,554	25,157,578
Integer Holdings Corp.(a)	208,084	13,452,631
Integra LifeSciences Holdings Corp.(a)(b)	380,492	24,507,490
Intuitive Surgical Inc.(a)(b)	254,283	121,669,330
Invacare Corp.(b)	364,362	6,777,133
iRhythm Technologies Inc.(a)(b)	149,491	12,128,205
K2M Group Holdings Inc.(a)(b)	377,209	8,487,202
LeMaitre Vascular Inc.(b)	176,365	5,904,700
LivaNova PLC(a)(b)	241,808	24,137,275
Masimo Corp.(a)	251,116	24,521,477
Medtronic PLC	2,339,068	200,247,611
Natus Medical Inc.(a)(b)	285,410	9,846,645
Nevro Corp.(a)(b)	197,115	15,739,633
NuVasive Inc.(a)(b)	331,770	17,291,852
NxStage Medical Inc.(a)	494,597	13,799,256
Orthofix International NV(a)	169,454	9,628,376
Penumbra Inc.(a)(b)	157,409	21,746,053
ResMed Inc.	505,063	52,314,426
STERIS PLC	359,926	37,795,829
Security	Shares	Value
Health Care Equipment (continued)
Stryker Corp.	713,031	$ 120,402,415
Surmodics Inc.(a)	138,231	7,630,351
Tactile Systems Technology Inc.(a)(b)	150,237	7,812,324
Teleflex Inc.	171,719	46,056,753
Varex Imaging Corp.(a)(b)	309,139	11,465,966
Varian Medical Systems Inc.(a)(b)	360,045	40,944,317
Wright Medical Group NV(a)(b)	692,526	17,977,975
Zimmer Biomet Holdings Inc.	620,566	69,155,875
		2,103,293,783
Health Care Services — 0.5%
BioTelemetry Inc.(a)(b)	255,850	11,513,250
Life Sciences Tools & Services — 10.9%
Bio-Rad Laboratories Inc., Class A(a)	99,108	28,596,622
Bruker Corp.(b)	623,804	18,115,268
Thermo Fisher Scientific Inc.	770,942	159,692,926
Waters Corp.(a)(b)	273,668	52,979,388
		259,384,204
Total Common Stocks — 99.9% (Cost: $2,101,660,248)		2,374,191,237
Short-Term Investments
Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	71,517,822	71,532,126
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	3,212,550	3,212,550
		74,744,676
Total Short -Term Investments — 3.2% (Cost: $74,734,050)		74,744,676
Total Investments in Securities — 103.1% (Cost: $2,176,394,298)		2,448,935,913
Other Assets, Less Liabilities — (3.1)%		(72,514,509)
Net Assets — 100.0%		$ 2,376,421,404

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® U.S. Medical Devices ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	59,095,878	12,421,944	71,517,822	$71,532,126	$56,024 (a)	$ 2,142	$ 13,094
BlackRock Cash Funds: Treasury, SL Agency Shares	934,839	2,277,711	3,212,550	3,212,550	10,658	—	—
				$74,744,676	$66,682	$ 2,142	$ 13,094

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,374,191,237	$ —	$ —	$2,374,191,237
Money Market Funds	74,744,676	—	—	74,744,676
	$2,448,935,913	$ —	$ —	$2,448,935,913

iShares® U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Oil & Gas Exploration & Production — 72.6%
Alta Mesa Resources Inc.(a)(b)	95,325	$ 649,163
Anadarko Petroleum Corp.	371,896	27,241,382
Antero Resources Corp.(a)(b)	177,186	3,782,921
Apache Corp.	290,541	13,582,792
Bonanza Creek Energy Inc.(a)	18,783	711,312
Cabot Oil & Gas Corp.	351,088	8,355,894
California Resources Corp.(a)	38,178	1,734,808
Callon Petroleum Co.(a)(b)	191,021	2,051,566
Carrizo Oil & Gas Inc.(a)	67,034	1,866,897
Centennial Resource Development Inc./DE, Class A(a)(b)	146,262	2,641,492
Chesapeake Energy Corp.(a)(b)	750,993	3,935,203
Cimarex Energy Co.	75,388	7,669,975
CNX Resources Corp.(a)	163,528	2,907,528
Concho Resources Inc.(a)	111,812	15,469,190
ConocoPhillips	805,315	56,066,030
Continental Resources Inc./OK(a)(b)	69,858	4,524,004
Denbury Resources Inc.(a)	348,104	1,674,380
Devon Energy Corp.(b)	389,374	17,116,881
Diamondback Energy Inc.	76,391	10,050,764
Energen Corp.(a)(b)	78,251	5,698,238
EOG Resources Inc.	402,414	50,072,374
EQT Corp.	193,471	10,675,730
Extraction Oil & Gas Inc.(a)(b)	108,603	1,595,378
Gulfport Energy Corp.(a)(b)	136,381	1,714,309
Halcon Resources Corp.(a)(b)	147,321	646,739
Hess Corp.	198,315	13,265,290
HighPoint Resources Corp.(a)	91,687	557,457
Kosmos Energy Ltd.(a)	202,151	1,671,789
Laredo Petroleum Inc.(a)(b)	115,596	1,112,034
Marathon Oil Corp.	642,656	13,405,804
Matador Resources Co.(a)(b)	87,272	2,622,524
Murphy Oil Corp.	131,599	4,444,098
Newfield Exploration Co.(a)	161,085	4,872,821
Noble Energy Inc.	366,140	12,917,419
Oasis Petroleum Inc.(a)(b)	221,876	2,877,732
Parsley Energy Inc., Class A(a)	205,064	6,209,338
PDC Energy Inc.(a)	54,453	3,291,684
Penn Virginia Corp.(a)	12,175	1,033,536
Pioneer Natural Resources Co.	123,748	23,418,072
QEP Resources Inc.(a)	200,385	2,456,720
Range Resources Corp.(b)	188,010	3,145,407
Resolute Energy Corp.(a)(b)	18,802	586,622
Ring Energy Inc.(a)(b)	49,792	628,375
RSP Permian Inc.(a)	102,228	4,500,077
SandRidge Energy Inc.(a)	32,990	585,243
SM Energy Co.	87,488	2,247,567
Southwestern Energy Co.(a)	433,470	2,297,391
SRC Energy Inc.(a)(b)	203,402	2,241,490
Talos Energy Inc.(a)	18,485	593,923
Security	Shares	Value
Oil & Gas Exploration & Production (continued)
Tellurian Inc.(a)(b)	58,607	$ 487,610
Ultra Petroleum Corp.(a)(b)	188,129	434,578
W&T Offshore Inc.(a)	85,938	614,457
Whiting Petroleum Corp.(a)	74,093	3,906,183
WildHorse Resource Development Corp.(a)(b)	19,667	498,755
WPX Energy Inc.(a)	318,272	5,738,444
		375,097,390
Oil & Gas Refining & Marketing — 23.7%
Andeavor	103,918	13,631,963
CVR Energy Inc.(b)	14,428	533,692
Delek U.S. Holdings Inc.	62,013	3,111,192
HollyFrontier Corp.	135,205	9,252,078
Marathon Petroleum Corp.	333,143	23,373,313
Par Pacific Holdings Inc.(a)(b)	23,732	412,462
PBF Energy Inc., Class A	90,714	3,803,638
Phillips 66	297,368	33,397,400
Valero Energy Corp.	304,142	33,708,058
World Fuel Services Corp.	59,315	1,210,619
		122,434,415
Oil & Gas Storage & Transportation — 3.7%
Cheniere Energy Inc.(a)	158,485	10,331,637
Targa Resources Corp.	170,360	8,431,117
		18,762,754
Total Common Stocks — 100.0% (Cost: $526,424,696)		516,294,559
Short-Term Investments
Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	24,697,710	24,702,649
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	1,458,255	1,458,255
		26,160,904
Total Short -Term Investments — 5.0% (Cost: $26,158,393)		26,160,904
Total Investments in Securities — 105.0% (Cost: $552,583,089)		542,455,463
Other Assets, Less Liabilities — (5.0)%		(26,021,172)
Net Assets — 100.0%		$ 516,434,291

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,218,727	12,478,983	24,697,710	$24,702,649	$30,202 (a)	$ 474	$ 2,813
BlackRock Cash Funds: Treasury, SL Agency Shares	364,408	1,093,847	1,458,255	1,458,255	1,240	—	—
				$26,160,904	$31,442	$ 474	$ 2,813

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$516,294,559	$ —	$ —	$516,294,559
Money Market Funds	26,160,904	—	—	26,160,904
	$542,455,463	$ —	$ —	$542,455,463

iShares® U.S. Oil Equipment & Services ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Oil & Gas Drilling — 20.3%
Diamond Offshore Drilling Inc.(a)(b)	218,276	$ 4,553,237
Ensco PLC, Class A(b)	1,036,418	7,524,394
Helmerich & Payne Inc.	180,336	11,498,223
Nabors Industries Ltd.	882,080	5,654,133
Noble Corp. PLC(a)(b)	783,872	4,961,910
Patterson-UTI Energy Inc.	451,019	8,118,342
Rowan Companies PLC, Class A(a)	329,150	5,338,813
Transocean Ltd.(a)(b)	791,702	10,640,475
Unit Corp.(a)(b)	187,937	4,803,670
		63,093,197
Oil & Gas Equipment & Services — 79.6%
Apergy Corp.(a)(b)	177,094	7,393,674
Archrock Inc.	400,517	4,806,204
Baker Hughes a GE Co.	512,591	16,930,881
C&J Energy Services Inc.(a)	191,415	4,517,394
Cactus Inc., Class A(a)	103,502	3,497,333
Core Laboratories NV(b)	80,496	10,159,400
Dril-Quip Inc.(a)(b)	108,754	5,589,956
Exterran Corp.(a)	123,170	3,084,177
Forum Energy Technologies Inc.(a)(b)	269,038	3,322,619
Frank's International NV	320,237	2,497,849
Halliburton Co.	693,636	31,255,238
Helix Energy Solutions Group Inc.(a)	499,078	4,157,320
Keane Group Inc.(a)	220,487	3,014,057
Matrix Service Co.(a)	130,443	2,393,629
McDermott International Inc.(a)(b)	382,033	7,506,948
National Oilwell Varco Inc.(b)	449,079	19,490,029
Newpark Resources Inc.(a)(b)	337,150	3,658,077
Oceaneering International Inc.	255,399	6,502,458
Oil States International Inc.(a)(b)	162,968	5,231,273
ProPetro Holding Corp.(a)(b)	256,515	4,022,155
RPC Inc.(b)	229,726	3,347,108
Schlumberger Ltd.	785,806	52,672,576
Security	Shares	Value
Oil & Gas Equipment & Services (continued)
SEACOR Holdings Inc.(a)	65,428	$ 3,747,062
Superior Energy Services Inc.(a)(b)	469,644	4,574,333
TechnipFMC PLC	543,669	17,256,054
TETRA Technologies Inc.(a)	596,542	2,654,612
Tidewater Inc.(a)	96,042	2,778,495
U.S. Silica Holdings Inc.	201,664	5,180,748
Weatherford International PLC(a)	2,175,469	7,157,293
		248,398,952
Total Common Stocks — 99.9% (Cost: $345,643,852)		311,492,149
Short-Term Investments
Money Market Funds — 12.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	37,859,569	37,867,141
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	890,807	890,807
		38,757,948
Total Short -Term Investments — 12.4% (Cost: $38,752,615)		38,757,948
Total Investments in Securities — 112.3% (Cost: $384,396,467)		350,250,097
Other Assets, Less Liabilities — (12.3)%		(38,261,601)
Net Assets — 100.0%		$ 311,988,496

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	33,190,669	4,668,900	37,859,569	$37,867,141	$74,927 (a)	$ 140	$ 7,361
BlackRock Cash Funds: Treasury, SL Agency Shares	205,649	685,158	890,807	890,807	865	—	—
				$38,757,948	$75,792	$ 140	$ 7,361

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® U.S. Oil Equipment & Services ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$ 311,492,149	$ —	$ —	$ 311,492,149
Money Market Funds	38,757,948	—	—	38,757,948
	$350,250,097	$ —	$ —	$350,250,097

iShares® U.S. Pharmaceuticals ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Biotechnology — 9.2%
AMAG Pharmaceuticals Inc.(a)(b)	159,296	$ 3,106,273
Amicus Therapeutics Inc.(a)(b)	393,863	6,152,140
Ironwood Pharmaceuticals Inc.(a)(b)	337,414	6,451,356
Spectrum Pharmaceuticals Inc.(a)(b)	269,833	5,655,700
Synergy Pharmaceuticals Inc.(a)(b)	1,776,709	3,091,473
TESARO Inc.(a)(b)	118,676	5,277,522
Vanda Pharmaceuticals Inc.(a)	231,164	4,403,674
		34,138,138
Pharmaceuticals — 90.7%
Aclaris Therapeutics Inc.(a)(b)	171,894	3,432,723
Aerie Pharmaceuticals Inc.(a)(b)	95,969	6,482,706
Akorn Inc.(a)	332,518	5,516,474
Allergan PLC	124,188	20,704,623
Amneal Pharmaceuticals Inc.(a)(b)	257,204	4,220,718
Amphastar Pharmaceuticals Inc.(a)(b)	210,202	3,207,683
Bristol-Myers Squibb Co.	440,237	24,362,716
Catalent Inc.(a)	203,326	8,517,326
Corcept Therapeutics Inc.(a)(b)	284,392	4,470,642
Depomed Inc.(a)	474,087	3,162,160
Dermira Inc.(a)(b)	298,637	2,747,460
Eli Lilly & Co.	265,767	22,677,898
Endo International PLC(a)	653,776	6,165,108
Horizon Pharma PLC(a)	381,838	6,323,237
Innoviva Inc.(a)	291,740	4,026,012
Intersect ENT Inc.(a)	107,264	4,017,037
Intra-Cellular Therapies Inc.(a)(b)	190,445	3,365,163
Jazz Pharmaceuticals PLC(a)(b)	59,675	10,282,002
Johnson & Johnson	315,342	38,263,598
Lannett Co. Inc.(a)(b)	198,393	2,698,145
Mallinckrodt PLC(a)(b)	275,805	5,146,521
Medicines Co. (The)(a)(b)	167,928	6,162,958
Merck & Co. Inc.	482,599	29,293,759
Mylan NV(a)	335,265	12,116,477
MyoKardia Inc.(a)(b)	107,030	5,314,040
Omeros Corp.(a)(b)	209,187	3,794,652
Pacira Pharmaceuticals Inc./DE(a)	134,004	4,294,828
Security	Shares	Value
Pharmaceuticals (continued)
Perrigo Co. PLC	137,055	$ 9,992,680
Pfizer Inc.	901,610	32,710,411
Phibro Animal Health Corp., Class A	89,117	4,103,838
Prestige Brands Holdings Inc.(a)(b)	153,896	5,906,528
Revance Therapeutics Inc.(a)(b)	134,880	3,702,456
TherapeuticsMD Inc.(a)(b)	655,934	4,093,028
Theravance Biopharma Inc.(a)	178,565	4,049,854
WaVe Life Sciences Ltd.(a)(b)	78,882	3,017,237
Zoetis Inc.	205,925	17,542,751
		335,885,449
Total Common Stocks — 99.9% (Cost: $425,655,515)		370,023,587
Short-Term Investments
Money Market Funds — 18.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	66,130,585	66,143,811
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	1,376,588	1,376,588
		67,520,399
Total Short -Term Investments — 18.2% (Cost: $67,509,473)		67,520,399
Total Investments in Securities — 118.1% (Cost: $493,164,988)		437,543,986
Other Assets, Less Liabilities — (18.1)%		(67,146,194)
Net Assets — 100.0%		$ 370,397,792

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	63,400,709	2,729,876	66,130,585	$ 66,143,811	$238,902 (a)	$ 1,947	$ 10,926
BlackRock Cash Funds: Treasury, SL Agency Shares	283,133	1,093,455	1,376,588	1,376,588	1,821	—	—
				$67,520,399	$240,723	$ 1,947	$ 10,926

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® U.S. Pharmaceuticals ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$370,023,587	$ —	$ —	$370,023,587
Money Market Funds	67,520,399	—	—	67,520,399
	$437,543,986	$ —	$ —	$437,543,986

iShares® U.S. Preferred Stock ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Exchange Traded Funds — 0.4%
iShares 0-5 Year High Yield Corporate Bond ETF(a)(b)	308,480	$ 14,381,338
iShares Core U.S. Aggregate Bond ETF(a)	455,000	48,375,600
		62,756,938
Total Investment Companies — 0.4% (Cost: $64,773,562)		62,756,938
Preferred Stocks
Automobiles — 3.4%
Deutsche Bank Contingent Capital Trust II, 6.55% (b)	3,614,772	90,622,334
Deutsche Bank Contingent Capital Trust V, 8.05%	6,258,044	157,202,065
GMAC Capital Trust I, Series 2, 8.13% (3 mo. LIBOR US + 5.785%)(c)	12,041,232	316,684,402
		564,508,801
Banks — 31.4%
Banc of California Inc., Series E, 7.00% (b)	536,437	13,990,277
Banco Santander SA, Series 6, 4.00% (3 mo. LIBOR US + 0.520%)(c)	1,679,576	40,494,577
Bank of America Corp.
6.20%	3,070,935	80,827,009
Series 3, 6.38%	2,963,390	75,892,418
Series 4, 4.00% (3 mo. LIBOR US + 0.750%)(b)(c)	943,679	23,403,239
Series 5, 4.00% (3 mo. LIBOR US + 0.500%)(c)	1,139,990	27,063,363
Series D, 6.20% (b)	930,238	23,721,069
Series E, 4.00% (3 mo. LIBOR US + 0.350%)(c)	293,866	7,196,778
Series EE, 6.00%	2,722,169	71,021,389
Series H, 3.00% (3 mo. LIBOR US + 0.650%)(c)	1,308,377	29,464,650
Series I, 6.63%	866,995	21,666,205
Series W, 6.63%	3,065,753	80,935,879
Series Y, 6.50%	3,333,166	87,762,261
Barclays Bank PLC, Series 5, 8.13%	11,728,141	309,974,767
BB&T Corp.
5.63%	2,057,971	54,268,695
5.85%	2,544,770	65,400,589
Series E, 5.63% (b)	5,089,548	129,528,997
Series F, 5.20%	1,991,564	50,008,172
Series G, 5.20%	2,212,846	55,431,792
Citigroup Inc.
Series C, 5.80%	2,543,192	64,673,373
Series J, 7.13% (c)(d)	4,201,826	116,516,635
Series K, 6.88% (c)(d)	6,612,349	181,575,104
Series L, 6.88%	2,123,022	55,156,112
Series S, 6.30%	4,577,736	120,211,347
Fifth Third Bancorp., Series I, 6.63% (c)(d)	2,231,366	60,492,332
First Republic Bank/CA
5.50%	854,975	21,613,768
Series H, 5.13%	903,675	22,194,258
HSBC Holdings PLC, Series A, 6.20%	6,524,811	173,429,476
Huntington Bancshares Inc./OH, Series D, 6.25%	2,798,479	73,096,271
ING Groep NV
6.13%	3,162,919	81,033,985
6.38%	4,721,774	123,049,430
JPMorgan Chase & Co.
Series AA, 6.10%	6,301,963	166,119,745
Series BB, 6.15%	5,085,802	135,028,043
Series P, 5.45%	3,980,183	101,255,856
Series T, 6.70%	4,090,701	107,258,180
Series W, 6.30%	3,891,696	101,573,266
Security	Shares	Value
Banks (continued)
Series Y, 6.13%	6,324,076	$ 165,564,310
KeyCorp., Series E, 6.13% (c)(d)	2,259,240	60,276,523
MB Financial Inc., Series C, 6.00%	970,025	24,599,834
People's United Financial Inc., Series A, 5.63% (c)(d)	1,245,923	31,945,466
PNC Financial Services Group Inc. (The)
Series P, 6.13% (a)(c)(d)	6,749,804	185,282,120
Series Q, 5.38% (a)	2,159,937	54,084,822
Regions Financial Corp.
Series A, 6.38%	2,382,778	60,832,322
Series B, 6.38% (c)(d)	2,363,538	63,957,338
Royal Bank of Scotland Group PLC, Series S, 6.60%	3,072,038	78,889,936
SunTrust Banks Inc., 4.00% (3 mo. LIBOR US + 0.530%)(c)	779,425	19,251,797
TCF Financial Corp., Series C, 5.70%	911,529	22,587,689
U.S. Bancorp.
Series B, 3.50% (3 mo. LIBOR US + 0.600%)(c)	4,518,451	106,454,706
Series F, 6.50% (c)(d)	4,970,307	137,677,504
Series H, 5.15%	2,259,240	56,910,256
Valley National Bancorp, Series B, 5.50% (c)(d)	582,917	15,062,575
Webster Financial Corp., Series F, 5.25%	657,981	16,120,534
Wells Fargo & Co.
5.20% (b)	3,167,800	78,688,152
5.70%	3,209,245	80,937,159
5.85% (c)(d)	7,285,941	188,705,872
6.63% (c)(d)	3,547,936	97,568,240
Series J, 8.00%	9,012,760	231,627,932
Series O, 5.13%	2,745,427	67,510,050
Series P, 5.25% (b)	2,639,834	65,467,883
Series T, 6.00%	2,952,430	76,231,743
Series V, 6.00%	4,054,623	104,568,727
Series X, 5.50%	4,639,122	115,978,050
		5,159,110,847
Capital Markets — 13.2%
Apollo Global Management LLC
6.38%	1,234,067	31,258,917
Series B, 6.38%	1,401,392	34,824,591
Ares Management LP, Series A, 7.00%	1,365,697	36,491,424
Bank of New York Mellon Corp. (The), 5.20%	2,566,189	64,565,315
Carlyle Group LP (The), Series A, 5.88% (b)	1,807,387	42,509,742
Charles Schwab Corp. (The)
5.95%	3,388,846	88,889,431
Series C, 6.00%	2,711,063	71,870,280
Compass Diversified Holdings, Series A, 7.25%	595,273	13,524,603
GDL Fund (The), Series C, 4.00% (b)(c)	315,354	16,543,471
Goldman Sachs Group Inc. (The)
4.00% (3 mo. LIBOR US + 0.750%)(c)	903,675	21,733,384
Series A, 3.75% (3 mo. LIBOR US + 0.750%)(c)	3,388,293	79,218,290
Series B, 6.20% (b)	687,619	18,290,665
Series D, 4.00% (3 mo. LIBOR US + 0.670%)(c)	6,099,797	141,881,278
Series J, 5.50% (c)(d)	4,518,451	116,937,512
Series K, 6.38% (c)(d)	3,162,919	86,094,655
Series N, 6.30% (b)	3,049,955	81,250,801
KKR & Co. LP
Series A, 6.75%	1,558,851	41,901,915
Series B, 6.50%	700,353	18,580,365
Ladenburg Thalmann Financial Services Inc., Series A, 8.00% (b)	1,874,830	47,784,355
Merrill Lynch Capital Trust I, Series K, 6.45% (3 mo. LIBOR US + 1.327%)(c)	4,742,096	123,057,391

iShares® U.S. Preferred Stock ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Morgan Stanley
6.88% (c)(d)	3,840,702	$ 105,158,421
Series A, 4.00% (3 mo. LIBOR US + 0.700%)(c)	4,970,304	116,205,707
Series E, 7.13% (c)(d)	3,897,166	109,978,025
Series G, 6.63%	2,259,240	59,689,121
Series I, 6.38% (c)(d)	4,518,451	121,365,594
Series K, 5.85% (c)(d)	4,518,451	116,079,006
Northern Trust Corp., Series C, 5.85% (b)	1,807,387	49,287,443
State Street Corp.
6.00%	3,388,846	88,448,881
Series C, 5.25%	2,259,240	57,045,810
Series D, 5.90% (c)(d)	3,388,846	91,295,511
Series G, 5.35% (b)(c)(d)	2,259,240	59,011,349
Stifel Financial Corp., Series A, 6.25% (b)	677,782	17,676,555
		2,168,449,808
Commercial Services & Supplies — 0.5%
Pitney Bowes Inc., 6.70% (b)	2,020,964	48,927,538
Stericycle Inc., 5.25% (e)	812,873	39,960,837
		88,888,375
Consumer Finance — 2.6%
Capital One Financial Corp.
Series B, 6.00%	3,953,650	100,225,028
Series C, 6.25%	2,259,240	58,469,131
Series D, 6.70%	2,259,240	60,073,192
Series F, 6.20%	2,259,240	59,508,382
Series G, 5.20% (b)	2,711,063	66,312,601
Series H, 6.00% (b)	2,259,240	58,762,832
Navient Corp., 6.00%	1,379,107	30,036,950
		433,388,116
Diversified Financial Services — 1.8%
Allied Capital Corp., 6.88%	1,014,198	25,740,345
Citigroup Capital XIII, 8.73% (3 mo. LIBOR US + 6.370%)(c)	9,934,006	269,211,563
		294,951,908
Diversified Telecommunication Services — 1.3%
Qwest Corp.
7.00%	2,470,734	56,480,979
7.00%	1,915,042	43,854,462
7.50%	862,565	21,702,135
Telephone & Data Systems Inc.
5.88% (b)	984,043	23,961,447
6.88%	1,090,284	27,727,013
7.00% (b)	1,469,411	37,029,157
		210,755,193
Electric Utilities — 2.9%
Alabama Power Co., Series A, 5.00%	1,244,437	31,708,255
Duke Energy Corp., 5.13%	2,362,189	60,873,610
NextEra Energy Capital Holdings Inc.
5.00%	2,141,869	53,675,237
Series I, 5.13% (b)	2,352,829	59,032,480
PPL Capital Funding Inc., Series B, 5.90%	2,139,447	54,256,376
SCE Trust II, 5.10%	1,842,280	44,712,136
SCE Trust III, 5.75% (c)(d)	1,319,757	35,567,451
SCE Trust IV, Series J, 5.38% (c)(d)	1,589,697	40,219,334
SCE Trust V, Series K, 5.45% (c)(d)	1,472,305	37,470,162
SCE Trust VI, 5.00%	2,254,100	52,813,563
		470,328,604
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.3%
Belden Inc., 6.75% (e)	615,770	$ 51,521,476
Equity Real Estate Investment Trusts (REITs) — 13.9%
American Homes 4 Rent
Series D, 6.50%	1,063,449	26,958,432
Series E, 6.35%	942,390	23,682,261
Series F, 5.88%	634,000	15,583,720
Series G, 5.88%	472,271	11,381,731
Ashford Hospitality Trust Inc.
Series D, 8.45%	249,502	6,364,796
Series F, 7.38%	497,632	11,759,044
Series G, 7.38%	690,762	16,308,891
Series I, 7.50%	741,101	17,541,861
Boston Properties Inc., 5.25% (b)	932,222	23,128,428
CBL & Associates Properties Inc.
Series D, 7.38% (b)	2,174,252	41,854,351
Series E, 6.63% (b)	860,960	14,877,389
Cedar Realty Trust Inc., Series B, 7.25%	147,385	3,437,018
City Office REIT Inc., Series A, 6.63% (b)	471,952	11,482,592
Colony Capital Inc.
Series B, 8.25% (b)	670,712	17,036,085
Series D, 8.50%	879,416	22,222,842
Series E, 8.75%	1,103,964	28,636,826
Series H, 7.13%	1,269,557	29,339,462
Series I, 7.15%	1,519,955	35,186,958
Series J, 7.13%	1,387,795	32,266,234
CorEnergy Infrastructure Trust Inc., Series A, 7.38%	560,056	14,113,411
Crown Castle International Corp., Series A, 6.88% (e)	188,520	200,756,833
DDR Corp., Series A, 6.38%	847,438	20,846,975
Digital Realty Trust Inc.
6.63%	887,456	23,428,838
Series G, 5.88% (b)	1,176,937	29,905,969
Series H, 7.38%	1,751,631	45,612,471
Series I, 6.35%	1,169,522	30,337,401
Series J, 5.25% (b)	956,315	22,855,929
EPR Properties, Series G, 5.75%	746,190	17,460,846
Farmland Partners Inc., Series B, 6.00% (f)	806,004	19,698,738
Federal Realty Investment Trust, Series C, 5.00%	806,251	19,188,774
Global Net Lease Inc., Series A, 7.25%	569,876	14,588,826
Hersha Hospitality Trust
Series D, 6.50% (b)	832,927	19,948,602
Series E, 6.50%	417,164	10,003,593
Kimco Realty Corp.
Series I, 6.00% (b)	792,492	19,828,150
Series J, 5.50%	1,084,012	25,734,445
Series K, 5.63%	820,011	19,598,263
Series L, 5.13%	985,100	22,568,641
Series M, 5.25%	953,245	21,419,415
Monmouth Real Estate Investment Corp., Series C, 6.13%	1,152,627	27,663,048
National Retail Properties Inc.
Series E, 5.70%	1,347,939	33,145,820
Series F, 5.20%	1,673,338	38,955,309
National Storage Affiliates Trust, Series A, 6.00%	819,627	20,150,530
Pennsylvania REIT
Series C, 7.20%	745,485	16,982,148
Series D, 6.88%	512,327	11,348,043
PS Business Parks Inc.
Series U, 5.75%	1,060,271	26,750,637
Series W, 5.20%	884,845	21,147,796

iShares® U.S. Preferred Stock ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Series X, 5.25%	1,055,976	$ 25,132,229
Series Y, 5.20%	1,052,992	24,618,953
Public Storage
Series A, 5.88%	961,111	24,960,053
Series B, 5.40%	1,465,548	37,356,819
Series C, 5.13% (b)	1,026,450	25,579,134
Series D, 4.95%	1,587,708	39,184,633
Series E, 4.90%	1,692,342	40,920,830
Series F, 5.15%	1,384,685	34,409,422
Series G, 5.05%	1,471,030	36,349,151
Series U, 5.63%	1,404,798	35,499,245
Series V, 5.38%	2,337,433	58,459,199
Series W, 5.20%	2,362,269	58,820,498
Series X, 5.20%	957,522	24,043,377
Series Y, 6.38%	1,412,608	36,883,195
Series Z, 6.00%	1,217,485	31,958,981
QTS Realty Trust Inc., 7.13%	520,726	13,398,280
RLJ Lodging Trust, Series A, 1.95% (e)	1,565,151	41,069,562
Senior Housing Properties Trust, 5.63% (b)	1,603,207	39,759,534
SL Green Realty Corp., Series I, 6.50%	1,156,410	29,187,788
Spirit Realty Capital Inc., Series A, 6.00%	902,796	20,990,007
Summit Hotel Properties Inc., Series E, 6.25%	755,365	18,098,545
Two Harbors Investment Corp., Series B, 7.63% (c)(d)	1,412,917	36,481,517
UMH Properties Inc., Series C, 6.75%	739,172	18,752,794
Urstadt Biddle Properties Inc., Series H, 6.25%	423,664	10,574,653
VEREIT Inc., Series F, 6.70%	4,865,686	122,226,032
Vornado Realty Trust
Series K, 5.70%	1,457,279	37,014,887
Series L, 5.40% (b)	1,322,389	32,424,978
Series M, 5.25%	1,384,968	32,145,107
Washington Prime Group Inc., Series H, 7.50% (b)	441,296	10,436,650
Welltower Inc., 6.50% (e)	1,650,328	98,112,000
		2,277,936,425
Food Products — 1.8%
CHS Inc.
6.75% (b)(c)(d)	2,330,081	61,653,943
8.00%	1,490,976	44,296,897
Series 1, 7.88%	2,457,873	70,270,589
Series 2, 7.10% (c)(d)	1,943,286	53,012,842
Series 4, 7.50%	2,403,231	67,626,921
		296,861,192
Health Care Equipment & Supplies — 2.1%
Becton Dickinson and Co., Series A, 6.13% (e)	5,593,417	345,952,841
Insurance — 9.0%
Aegon NV
6.38%	4,568,549	118,736,589
6.50% (b)	2,357,232	61,948,057
Series 1, 4.00% (3 mo. LIBOR US + 0.875%)(c)	1,176,925	29,034,740
Allstate Corp. (The)
5.10% (c)(d)	2,357,460	61,317,535
5.63% (b)	1,356,698	34,731,469
Series C, 6.75%	1,853,775	47,234,187
Series E, 6.63%	3,447,486	89,117,513
Series F, 6.25%	1,247,135	33,647,702
AmTrust Financial Services Inc.
Series D, 7.50%	961,550	20,817,557
Series E, 7.75%	753,455	17,246,585
Series F, 6.95%	1,432,123	28,398,999
Security	Shares	Value
Insurance (continued)
Arch Capital Group Ltd.
Series E, 5.25%	1,959,803	$ 46,917,684
Series F, 5.45%	1,604,038	39,154,568
Aspen Insurance Holdings Ltd.
5.63%	1,257,294	30,753,411
5.95% (c)(d)	1,356,549	34,822,613
Assurant Inc., Series D, 6.50% (e)	305,347	34,208,024
Assured Guaranty Municipal Holdings Inc., 6.25%	1,006,264	25,971,674
Axis Capital Holdings Ltd.
Series D, 5.50%	1,126,713	28,235,428
Series E, 5.50%	2,580,757	63,512,430
Hartford Financial Services Group Inc. (The), 7.88% (c)(d)	2,794,342	81,315,352
Maiden Holdings Ltd.
7.13% (b)	704,768	15,434,419
Series D, 6.70%	359,907	7,147,753
MetLife Inc., Series A, 4.00% (3 mo. LIBOR US + 1.000%)(b)(c)	2,795,088	70,883,432
National General Holdings Corp.
Series B, 7.50%	835,739	21,085,695
Series C, 7.50%	1,026,755	25,874,226
PartnerRe Ltd.
Series G, 6.50%	74,315	1,950,769
Series H, 7.25%	1,382,102	38,173,657
Prudential Financial Inc.
5.70%	3,208,098	81,068,636
5.75%	2,598,099	66,537,315
Prudential PLC
6.50% (b)	1,349,192	35,969,459
6.75%	1,129,605	29,573,059
Reinsurance Group of America Inc., 6.20% (c)(d)	1,807,384	49,341,583
RenaissanceRe Holdings Ltd., Series E, 5.38%	1,354,079	33,269,721
Selective Insurance Group Inc., 5.88%	949,634	23,987,755
Validus Holdings Ltd.
5.80%	1,248,910	31,747,292
Series A, 5.88%	740,355	19,027,123
		1,478,194,011
Machinery — 0.9%
Rexnord Corp., Series A, 5.75% (e)	951,259	59,434,662
Stanley Black & Decker Inc., 5.75%	3,468,473	88,203,269
		147,637,931
Marine — 0.7%
Costamare Inc.
Series D, 8.75% (b)	523,434	13,583,112
Series E, 8.88% (b)	577,043	14,754,990
Seaspan Corp.
Series D, 7.95%	697,824	17,627,034
Series E, 8.25%	735,703	18,951,709
Series G, 8.20%	1,012,726	26,027,058
Series H, 7.88% (b)	1,141,982	28,560,970
		119,504,873
Media — 0.1%
GCI Liberty Inc., Series A, 5.00%	838,448	20,248,519
Mortgage Real Estate Investment — 3.6%
AGNC Investment Corp.
Series B, 7.75%	816,215	20,952,239
Series C, 7.00% (c)(d)	1,498,700	38,966,200

iShares® U.S. Preferred Stock ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment (continued)
Annaly Capital Management Inc.
Series C, 7.63%	766,507	$ 19,354,302
Series D, 7.50%	1,989,735	50,161,219
Series F, 6.95% (c)(d)	3,115,443	79,069,943
Series G, 6.50% (b)(c)(d)	1,632,000	39,592,320
Apollo Commercial Real Estate Finance Inc., Series C, 8.00%	811,764	20,821,747
ARMOUR Residential REIT Inc., Series B, 7.88%	636,035	15,818,191
Capstead Mortgage Corp., Series E, 7.50%	1,118,462	27,995,104
Chimera Investment Corp.
Series A, 8.00%	651,374	16,805,449
Series B, 8.00% (c)(d)	1,409,745	36,413,713
CYS Investments Inc., Series B, 7.50%	929,857	22,642,018
Exantas Capital Corp., 8.63% (c)(d)	568,617	14,533,851
Invesco Mortgage Capital Inc., Series C, 7.50% (c)(d)	1,413,583	34,774,142
MFA Financial Inc., Series B, 7.50%	996,160	25,143,078
New York Mortgage Trust Inc., Series D, 8.00% (c)(d)	693,707	16,420,045
PennyMac Mortgage Investment Trust
Series A, 8.13% (a)(c)(d)	519,606	13,172,012
Series B, 8.00% (a)(c)(d)	877,474	22,086,021
Two Harbors Investment Corp.
Series A, 8.13% (c)(d)	725,048	19,743,057
Series C, 7.25% (c)(d)	1,358,880	33,673,046
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	1,161,527	30,083,549
		598,221,246
Multi-Utilities — 1.1%
Just Energy Group Inc., Series A, 8.50% (c)(d)	533,203	12,583,591
Sempra Energy, Series A, 6.00% (e)	1,711,576	176,651,759
		189,235,350
Oil, Gas & Consumable Fuels — 3.7%
Blueknight Energy Partners LP, Series A, 11.00% (c)(e)	82,657	514,127
GasLog Partners LP
Series A, 8.63% (c)(d)	750,883	19,673,135
Series B, 8.20% (b)(c)(d)	520,726	13,294,135
Golar LNG Partners LP, Series A, 8.75%	754,405	18,965,742
Hess Corp., 8.00% (e)	1,333,434	100,487,586
Hoegh LNG Partners LP, Series A, 8.75% (b)	645,194	16,452,447
Kinder Morgan Inc/DE, Series A, 9.75% (e)	3,673,603	127,363,816
NGL Energy Partners LP, Series B, 9.00% (c)(d)	1,072,875	26,414,182
NuStar Energy LP
Series A, 8.50% (c)(d)	1,148,886	26,918,399
Series B, 7.63% (c)(d)	1,859,736	38,291,964
Series C, 9.00% (b)(c)(d)	819,412	19,780,606
NuStar Logistics LP, 9.08% (c)	1,920,080	48,693,229
Teekay LNG Partners LP
9.00%	669,150	16,795,665
Series B, 8.50% (c)(d)	894,537	21,468,888
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Teekay Offshore Partners LP
Series A, 7.25%	765,839	$ 16,572,756
Series B, 8.50%	649,498	15,750,326
Series E, 8.88% (c)(d)	585,775	14,644,375
Tsakos Energy Navigation Ltd., Series E, 9.25% (c)(d)	645,944	16,180,897
WPX Energy Inc., Series A, 6.25% (e)	573,529	43,788,939
		602,051,214
Thrifts & Mortgage Finance — 0.4%
New York Community Bancorp Inc., Series A, 6.38% (c)(d)	2,421,377	65,788,813
Wireless Telecommunication Services — 0.3%
U.S. Cellular Corp., 6.95%	1,656,712	41,765,709
Total Preferred Stocks — 95.0% (Cost: $15,708,947,907)		15,625,301,252
Short-Term Investments
Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(a)(g)(h)	39,689,739	39,697,677
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(a)(g)	659,699,250	659,699,250
		699,396,927
Total Short-Term Investments — 4.3% (Cost: $699,390,602)		699,396,927
Total Investments in Securities — 99.7% (Cost: $16,473,112,071)		16,387,455,117
Other Assets, Less Liabilities — 0.3%		55,318,145
Net Assets — 100.0%		$ 16,442,773,262

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Convertible preferred stock.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® U.S. Preferred Stock ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	56,988,483	—	(17,298,744) (a)	39,689,739	$ 39,697,677	$ 505,452(b)	$ 2,491	$ 9,861
BlackRock Cash Funds: Treasury, SL Agency Shares	677,413,567	—	(17,714,317) (a)	659,699,250	659,699,250	1,604,562	—	—
iShares 0-5 Year High Yield Corporate Bond ETF	308,480	—	—	308,480	14,381,338	192,979	—	(52,442)
iShares Core Total U.S. Bond Market ETF	455,000	—	—	455,000	48,375,600	333,381	—	(423,150)
PennyMac Mortgage Investment Trust
Series A, 8.13%	382,996	140,380	(3,770)	519,606	13,172,012	256,276	2,183	(73,969)
Series B, 8.00%	859,057	18,417	—	877,474	22,086,021	429,529	—	102,615
PNC Financial Services Group Inc. (The)
Series P, 6.13%	6,608,131	141,673	—	6,749,804	185,282,120	2,529,678	—	(4,104,975)
Series Q, 5.38%	2,106,597	53,340	—	2,159,937	54,084,822	707,686	—	(117,618)
					$1,036,778,840	$6,559,543	$ 4,674	$ (4,659,678)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$ 62,756,938	$ —	$ —	$ 62,756,938
Preferred Stocks	15,625,301,252	—	—	15,625,301,252
Money Market Funds	699,396,927	—	—	699,396,927
	$ 16,387,455,117	$ —	$ —	$ 16,387,455,117
Portfolio Abbreviations - Fixed Income
LIBOR	London Interbank Offered Rate

iShares® U.S. Real Estate ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Diversified REITs — 3.8%
Alexander & Baldwin Inc.	238,542	$ 5,605,737
Colony Capital Inc.(a)	1,741,502	10,866,972
Forest City Realty Trust Inc., Class A	937,434	21,382,869
Lexington Realty Trust(a)	755,601	6,596,397
Liberty Property Trust	518,400	22,980,672
STORE Capital Corp.(a)	602,362	16,504,719
VEREIT Inc.	3,395,331	25,261,263
Washington REIT	274,959	8,339,506
WP Carey Inc.(a)	375,908	24,941,496
		142,479,631
Health Care REITs — 8.7%
HCP Inc.	1,645,364	42,483,299
Healthcare Realty Trust Inc.(a)	437,703	12,728,403
Healthcare Trust of America Inc., Class A(a)	717,324	19,339,055
Medical Properties Trust Inc.(a)	1,275,131	17,902,839
National Health Investors Inc.	145,187	10,697,378
Omega Healthcare Investors Inc.(a)	696,730	21,598,630
Physicians Realty Trust(a)	636,256	10,141,921
Quality Care Properties Inc.(b)	329,338	7,084,060
Sabra Health Care REIT Inc.(a)	623,264	13,543,527
Senior Housing Properties Trust	830,760	15,028,449
Ventas Inc.	1,247,693	71,056,116
Welltower Inc.	1,302,571	81,658,176
		323,261,853
Hotel & Resort REITs — 5.1%
Apple Hospitality REIT Inc.	756,923	13,533,783
DiamondRock Hospitality Co.	722,780	8,875,738
Hospitality Properties Trust	574,567	16,438,362
Host Hotels & Resorts Inc.(a)	2,595,945	54,696,561
LaSalle Hotel Properties(a)	385,919	13,210,007
Park Hotels & Resorts Inc.(a)	705,697	21,615,499
Pebblebrook Hotel Trust(a)	241,354	9,364,535
RLJ Lodging Trust(a)	612,524	13,506,154
Ryman Hospitality Properties Inc.	179,276	14,906,800
Sunstone Hotel Investors Inc.	788,780	13,109,524
Xenia Hotels & Resorts Inc.(a)	373,546	9,099,581
		188,356,544
Industrial REITs — 6.0%
DCT Industrial Trust Inc.	330,394	22,047,192
Duke Realty Corp.	1,250,793	36,310,521
EastGroup Properties Inc.	125,929	12,033,775
First Industrial Realty Trust Inc.	438,265	14,611,755
Gramercy Property Trust	562,123	15,357,200
Prologis Inc.	1,867,252	122,659,784
		223,020,227
Mortgage REITs — 4.3%
AGNC Investment Corp.	1,477,487	27,466,483
Annaly Capital Management Inc.	4,061,056	41,788,266
Blackstone Mortgage Trust Inc., Class A(a)	378,943	11,910,179
Chimera Investment Corp.	653,594	11,947,698
Invesco Mortgage Capital Inc.	388,986	6,184,877
MFA Financial Inc.	1,393,090	10,559,622
New Residential Investment Corp.	1,179,477	20,629,053
Starwood Property Trust Inc.(a)	919,364	19,959,393
Two Harbors Investment Corp.	613,326	9,690,551
		160,136,122
Security	Shares	Value
Office REITs — 10.0%
Alexandria Real Estate Equities Inc.	360,639	$ 45,501,823
Boston Properties Inc.	540,549	67,795,656
Brandywine Realty Trust	624,112	10,535,011
Columbia Property Trust Inc.(a)	414,648	9,416,656
Corporate Office Properties Trust	357,084	10,351,865
Cousins Properties Inc.	1,469,119	14,235,763
Douglas Emmett Inc.	558,375	22,435,507
Equity Commonwealth(a)(b)	424,625	13,375,687
Highwoods Properties Inc.	361,567	18,342,294
Hudson Pacific Properties Inc.	549,894	19,482,744
JBG SMITH Properties	325,786	11,881,415
Kilroy Realty Corp.	346,543	26,212,513
Mack-Cali Realty Corp.	314,468	6,377,411
Paramount Group Inc.	714,722	11,006,719
Piedmont Office Realty Trust Inc., Class A(a)	448,188	8,932,387
SL Green Realty Corp.(a)	309,899	31,154,146
Vornado Realty Trust	606,026	44,797,442
		371,835,039
Real Estate Development — 0.5%
Howard Hughes Corp. (The)(a)(b)	135,369	17,936,393
Real Estate Services — 2.3%
CBRE Group Inc., Class A(b)	1,058,802	50,547,207
Jones Lang LaSalle Inc.	159,505	26,476,235
Realogy Holdings Corp.	445,781	10,163,807
		87,187,249
Research & Consulting Services — 1.4%
CoStar Group Inc.(a)(b)	127,422	52,578,140
Residential REITs — 12.3%
American Campus Communities Inc.	479,622	20,566,191
American Homes 4 Rent, Class A	911,683	20,221,129
Apartment Investment & Management Co., Class A	551,887	23,344,820
AvalonBay Communities Inc.	483,978	83,190,978
Camden Property Trust	325,165	29,632,287
Education Realty Trust Inc.	265,018	10,998,247
Equity LifeStyle Properties Inc.	311,068	28,587,149
Equity Residential	1,289,370	82,119,975
Essex Property Trust Inc.	231,264	55,288,285
Mid-America Apartment Communities Inc.(a)	398,565	40,123,539
Sun Communities Inc.	280,741	27,478,929
UDR Inc.	937,567	35,196,265
		456,747,794
Retail REITs — 14.3%
Acadia Realty Trust(a)	285,261	7,807,594
Brixmor Property Group Inc.	1,058,658	18,452,409
CBL & Associates Properties Inc.(a)	608,634	3,390,091
DDR Corp.	535,792	9,590,677
Federal Realty Investment Trust(a)	256,570	32,468,934
GGP Inc.	2,215,036	45,253,186
Kimco Realty Corp.	1,489,895	25,313,316
Kite Realty Group Trust(a)	294,802	5,035,218
Macerich Co. (The)	380,880	21,645,410
National Retail Properties Inc.	537,869	23,644,721
Realty Income Corp.(a)	995,837	53,566,072
Regency Centers Corp.	516,479	32,063,016
Retail Properties of America Inc., Class A	767,348	9,806,708
Simon Property Group Inc.	1,084,458	184,563,907
Spirit MTA REIT(b)	152,658	1,572,377
Spirit Realty Capital Inc.(a)	1,498,250	12,030,948

iShares® U.S. Real Estate ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Tanger Factory Outlet Centers Inc.(a)	330,710	$ 7,768,378
Taubman Centers Inc.(a)	213,220	12,528,807
Urban Edge Properties	370,229	8,467,137
Washington Prime Group Inc.(a)	613,328	4,974,090
Weingarten Realty Investors	416,665	12,837,449
		532,780,445
Specialized REITs — 30.8%
American Tower Corp.(a)	1,546,572	222,969,285
CoreCivic Inc.	414,461	9,901,473
CoreSite Realty Corp.	120,449	13,348,158
Crown Castle International Corp.	1,452,585	156,617,715
CubeSmart	639,615	20,608,395
CyrusOne Inc.	346,506	20,222,090
Digital Realty Trust Inc.(a)	721,199	80,471,384
EPR Properties(a)	226,047	14,645,585
Equinix Inc.(a)	278,247	119,615,603
Extra Space Storage Inc.(a)	441,624	44,078,492
Four Corners Property Trust Inc.	214,655	5,286,953
Gaming and Leisure Properties Inc.	703,732	25,193,606
GEO Group Inc. (The)	430,084	11,844,513
Iron Mountain Inc.(a)	986,078	34,522,591
Lamar Advertising Co., Class A(a)	294,917	20,145,780
Life Storage Inc.	162,627	15,825,233
Outfront Media Inc.	486,605	9,464,467
PotlatchDeltic Corp.	210,628	10,710,434
Public Storage(a)	524,694	119,032,081
Rayonier Inc.(a)	452,382	17,502,660
SBA Communications Corp.(b)	403,357	66,602,308
Uniti Group Inc.(a)(b)	577,444	11,566,203
Security	Shares	Value
Specialized REITs (continued)
Weyerhaeuser Co.	2,650,848	$ 96,649,918
		1,146,824,927
Total Common Stocks — 99.5% (Cost: $4,095,821,637)		3,703,144,364
Short-Term Investments
Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	158,869,309	158,901,083
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	47,064,860	47,064,860
		205,965,943
Total Short -Term Investments — 5.5% (Cost: $205,951,799)		205,965,943
Total Investments in Securities — 105.0% (Cost: $4,301,773,436)		3,909,110,307
Other Assets, Less Liabilities — (5.0)%		(186,467,833)
Net Assets — 100.0%		$ 3,722,642,474

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	144,114,090	14,755,219	158,869,309	$158,901,083	$ 95,268(a)	$ 6,924	$ 14,145
BlackRock Cash Funds: Treasury, SL Agency Shares	3,517,084	43,547,776	47,064,860	47,064,860	21,386	—	—
				$205,965,943	$116,654	$ 6,924	$ 14,145

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of June 30, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	632	09/21/18	$ 20,211	$ 288,163

iShares® U.S. Real Estate ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,703,144,364	$ —	$ —	$3,703,144,364
Money Market Funds	205,965,943	—	—	205,965,943
	$ 3,909,110,307	$ —	$ —	$ 3,909,110,307
Derivative financial instruments(a)
Assets
Futures Contracts	$ 288,163	$ —	$ —	$ 288,163

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

iShares® U.S. Regional Banks ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Diversified Banks — 13.3%
U.S. Bancorp.	2,327,560	$ 116,424,551
Regional Banks — 84.8%
Associated Banc-Corp.	252,248	6,886,370
BancorpSouth Bank	122,385	4,032,586
Bank of Hawaii Corp.	63,053	5,259,881
Bank of the Ozarks Inc.	181,154	8,159,176
BankUnited Inc.	158,236	6,463,941
BB&T Corp.	1,163,246	58,674,128
BOK Financial Corp.	37,109	3,488,617
Cathay General Bancorp.	113,921	4,612,661
Chemical Financial Corp.	106,446	5,925,849
CIT Group Inc.	179,256	9,036,295
Citizens Financial Group Inc.	723,124	28,129,524
Comerica Inc.	256,491	23,320,162
Commerce Bancshares Inc.	139,941	9,055,582
Cullen/Frost Bankers Inc.	86,608	9,374,450
East West Bancorp. Inc.	216,162	14,093,762
F.N.B. Corp.	482,928	6,480,894
Fifth Third Bancorp.	1,022,636	29,349,653
First Citizens BancShares Inc./NC, Class A	12,969	5,230,398
First Financial Bankshares Inc.(a)	100,880	5,134,792
First Horizon National Corp.	488,112	8,707,918
First Republic Bank/CA	241,337	23,359,008
Fulton Financial Corp.	262,187	4,326,086
Glacier Bancorp. Inc.	118,508	4,583,889
Hancock Whitney Corp.	127,229	5,935,233
Home BancShares Inc./AR	235,356	5,309,631
Huntington Bancshares Inc./OH	1,648,442	24,331,004
IBERIABANK Corp.	84,510	6,405,858
International Bancshares Corp.	80,872	3,461,322
Investors Bancorp. Inc.	373,428	4,776,144
KeyCorp.	1,583,807	30,947,589
M&T Bank Corp.	216,665	36,865,550
MB Financial Inc.	125,426	5,857,394
PacWest Bancorp.	186,674	9,225,429
People's United Financial Inc.	518,971	9,388,185
Pinnacle Financial Partners Inc.	110,356	6,770,341
PNC Financial Services Group Inc. (The)(b)	700,406	94,624,851
Popular Inc.	152,591	6,898,639
Prosperity Bancshares Inc.	104,196	7,122,839
Regions Financial Corp.	1,675,532	29,790,959
Signature Bank/New York NY(c)	80,086	10,241,398
Sterling Bancorp./DE	336,366	7,904,601
SunTrust Banks Inc.	693,437	45,780,711
Security	Shares	Value
Regional Banks (continued)
SVB Financial Group(c)	79,028	$ 22,820,125
Synovus Financial Corp.	176,988	9,350,276
TCF Financial Corp.	250,998	6,179,571
Texas Capital Bancshares Inc.(c)	74,105	6,780,608
Trustmark Corp.	101,115	3,299,382
UMB Financial Corp.	65,715	5,009,454
Umpqua Holdings Corp.	328,455	7,419,798
United Bankshares Inc./WV	156,848	5,709,267
Valley National Bancorp.	395,336	4,807,286
Webster Financial Corp.	137,394	8,751,998
Western Alliance Bancorp.(c)	145,290	8,224,867
Wintrust Financial Corp.	83,965	7,309,153
Zions Bancorp.	294,058	15,493,916
		746,479,001
Thrifts & Mortgage Finance — 1.7%
Capitol Federal Financial Inc.	206,217	2,713,816
New York Community Bancorp. Inc.	731,579	8,076,632
Washington Federal Inc.	126,019	4,120,821
		14,911,269
Total Common Stocks — 99.8% (Cost: $841,526,565)		877,814,821
Short-Term Investments
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(b)(d)(e)	711,983	712,125
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(b)(d)	4,671,203	4,671,203
		5,383,328
Total Short -Term Investments — 0.6% (Cost: $5,383,328)		5,383,328
Total Investments in Securities — 100.4% (Cost: $846,909,893)		883,198,149
Other Assets, Less Liabilities — (0.4)%		(3,202,528)
Net Assets — 100.0%		$ 879,995,621

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® U.S. Regional Banks ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	711,983 (a)	—	711,983	$ 712,125	$ 683(b)	$ —	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	421,578	4,249,625 (a)	—	4,671,203	4,671,203	4,386	—	—
PNC Financial Services Group Inc. (The)	735,003	70,212	(104,809)	700,406	94,624,851	553,798	1,849,963	(13,307,136)
					$100,008,179	$558,867	$ 1,849,963	$ (13,307,136)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$877,814,821	$ —	$ —	$877,814,821
Money Market Funds	5,383,328	—	—	5,383,328
	$883,198,149	$ —	$ —	$883,198,149

iShares® U.S. Telecommunications ETF
Schedule of Investments (unaudited)
June 30, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Communications Equipment — 48.2%
Acacia Communications Inc.(a)(b)	76,432	$ 2,660,598
ADTRAN Inc.	180,257	2,676,816
Applied Optoelectronics Inc.(a)(b)	67,384	3,025,542
Arista Networks Inc.(a)	52,356	13,481,146
ARRIS International PLC(a)	300,590	7,347,923
CalAmp Corp.(a)(b)	130,426	3,055,881
Ciena Corp.(a)(b)	275,370	7,300,059
Cisco Systems Inc.	1,625,445	69,942,898
CommScope Holding Co. Inc.(a)	299,155	8,736,822
Comtech Telecommunications Corp.	86,551	2,759,246
EchoStar Corp., Class A(a)	110,324	4,898,386
Extreme Networks Inc.(a)(b)	377,957	3,008,538
F5 Networks Inc.(a)	72,841	12,561,430
Finisar Corp.(a)(b)	279,325	5,027,850
Juniper Networks Inc.	439,758	12,058,164
Lumentum Holdings Inc.(a)(b)	116,019	6,717,500
Motorola Solutions Inc.	155,142	18,053,874
NETGEAR Inc.(a)(b)	76,851	4,803,187
NetScout Systems Inc.(a)(b)	188,437	5,596,579
Oclaro Inc.(a)	462,491	4,130,045
Palo Alto Networks Inc.(a)	87,502	17,979,036
Plantronics Inc.	73,603	5,612,229
Ubiquiti Networks Inc.(a)(b)	54,219	4,593,434
ViaSat Inc.(a)(b)	105,295	6,919,987
Viavi Solutions Inc.(a)	526,940	5,395,866
		238,343,036
Diversified Telecommunication Services — 41.9%
AT&T Inc.	2,525,926	81,107,484
ATN International Inc.	43,903	2,316,761
CenturyLink Inc.	965,314	17,993,453
Cincinnati Bell Inc.(a)(b)	180,650	2,836,205
Consolidated Communications Holdings Inc.	237,657	2,937,441
Frontier Communications Corp.(b)	290,521	1,557,193
Globalstar Inc.(a)(b)	2,523,346	1,236,187
Iridium Communications Inc.(a)(b)	245,116	3,946,368
ORBCOMM Inc.(a)(b)	285,411	2,882,651
Verizon Communications Inc.	1,452,136	73,056,962
Vonage Holdings Corp.(a)(b)	478,590	6,169,025
Security	Shares	Value
Diversified Telecommunication Services (continued)
Windstream Holdings Inc.(b)	243,798	$ 1,284,815
Zayo Group Holdings Inc.(a)	273,650	9,982,752
		207,307,297
Household Durables — 2.0%
Garmin Ltd.	160,895	9,814,595
Wireless Telecommunication Services — 7.8%
Shenandoah Telecommunications Co.	128,192	4,191,878
Spok Holdings Inc.	108,159	1,627,793
Sprint Corp.(a)(b)	1,299,606	7,069,857
Telephone & Data Systems Inc.	207,941	5,701,742
T-Mobile U.S. Inc.(a)	292,872	17,499,102
U.S. Cellular Corp.(a)(b)	61,096	2,262,996
		38,353,368
Total Common Stocks — 99.9% (Cost: $507,478,311)		493,818,296
Short-Term Investments
Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.12%(c)(d)(e)	25,686,735	25,691,873
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(c)(d)	2,801,754	2,801,754
		28,493,627
Total Short-Term Investments — 5.8% (Cost: $28,488,990)		28,493,627
Total Investments in Securities — 105.7% (Cost: $535,967,301)		522,311,923
Other Assets, Less Liabilities — (5.7)%		(28,029,363)
Net Assets — 100.0%		$ 494,282,560

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	22,065,570	3,621,165	25,686,735	$25,691,873	$265,988 (a)	$ 1,959	$ 4,637
BlackRock Cash Funds: Treasury, SL Agency Shares	220,691	2,581,063	2,801,754	2,801,754	1,354	—	—
				$28,493,627	$267,342	$ 1,959	$ 4,637

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® U.S. Telecommunications ETF
Schedule of Investments (unaudited) (continued)
June 30, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$493,818,296	$ —	$ —	$493,818,296
Money Market Funds	28,493,627	—	—	28,493,627
	$ 522,311,923	$ —	$ —	$ 522,311,923

Item 2.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	August 29, 2018

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	August 29, 2018